                                     Securities Act Registration No. 333-_______

                     U.S. Securities And Exchange Commission
                             Washington, D.C. 20549

                                    Form N-14

             Registration Statement Under The Securities Act Of 1933
[ ] Pre-Effective Amendment No. __          [ ] Post Effective Amendment No. __

                        (Check appropriate box or boxes)

                      John Hancock Variable Series Trust I
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              197 Clarendon Street
                           Boston, Massachusetts 02117
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (617) 572-8020

Name and Address of Agent for Service:      Copy to:

ARNOLD R. BERGMAN, ESQUIRE                  THOMAS C. LAUERMAN, ESQUIRE
John Hancock Life Insurance Company         Foley & Lardner
197 Clarendon Street                        3000 K Street, N.W.
Boston, MA 02117                            Suite 500
                                            Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective under the Securities Act of 1933. It is proposed that this filing will become effective on November 15, 2001 pursuant to Rule 488 under the Act.

Pursuant to Rule 429 under the Act, the prospectus in this registration statement also relates to registrant's currently effective registration statement on Form N-1A, File No. 33-2081. No filing fee is due, in reliance on
Section 24(f) of the Act.

The title of the securities being registered is "shares of beneficial interest."

                                                               November __, 2001

Dear Contract or Certificate Owner:

I am writing to ask for your vote on important matters concerning your investment in certain funds within your John Hancock variable annuity or variable life insurance contract.

Your fund's trustees are proposing the merger of certain funds in the John Hancock Variable Series Trust I (the "Acquired Funds") into certain other similar funds in the John Hancock Variable Series Trust I (the "Acquiring Funds"), as described in the enclosed proxy materials and summarized in the questions and answers on the following pages.

The Board of Trustees considered the following matters, among others, in approving the proposals:

o The main purpose of combining the funds as described in the proxy is to enable them to be managed more effectively and efficiently. In particular, in each case the acquired fund has not grown large enough to be operated as economically and as effectively as desirable on a long-term basis. Nor does the acquired fund have prospects for improving its growth rate for the foreseeable future.

o The combination of the acquired fund and the acquiring fund will not result in any increase in the total fees and other expenses borne by any shareholder over time. In fact, on a continuing basis, shareholders can expect to benefit from lower overall expenses than if the two funds remained separate. Combining the funds will not result in any dilution of the value of your interest or that of any shareholder of either fund.

o The investment goals of the combining funds are the same with only one partial exception. The investment goal of the Mid Cap Blend Fund is long-term capital appreciation. The investment goal of the acquiring Growth & Income Fund adds income, with the investment goal for that fund being income and long-term capital appreciation.

THE FUND MERGER PROPOSALS HAVE BEEN UNANIMOUSLY APPROVED BY EACH FUND'S BOARD OF TRUSTEES, WHO BELIEVE THE MERGERS WILL BENEFIT YOU. This includes all of the trustees who are independent of John Hancock. The enclosed proxy statement contains further explanation and important details of the reorganizations, which I strongly encourage you to read before voting.

YOUR VOTE MAKES A DIFFERENCE!

No matter what size your investment may be, your vote is important. Please read the enclosed materials, and complete, sign and return the enclosed proxy ballot(s) to us immediately. Your prompt response will help avoid the need for additional mailings. For your convenience, we have provided a postage-paid envelope.

If you have any questions or need additional information, please contact your Investment Professional or call a John Hancock Service Representative at 1-800-824-0335, Monday through Friday between 8:00 A.M. and 8:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.

Sincerely,


Michele G. Van Leer
Chairman


Insurance products are issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company* (*not licensed in New York), Boston, MA 02117. Securities products are distributed by John Hancock Funds, Inc., Member NASD and Signator Investors, Inc., Member NASD, SIPC.

                             Q&A FUND MERGER PROXY
                             ---------------------

Q. WHAT ARE THE CHANGES BEING PROPOSED?

A. Generally, these proposals focus on merging funds to create combined funds which have significantly larger assets and offer a greater opportunity for future growth.

Specifically, the trustees of your fund(s) are proposing the following mergers:

                    ACQUIRED FUND                       ACQUIRING FUND
--------------------------------------------------------------------------------------------------
PROPOSAL 1          Large Cap Value CORE/sm/ II         Large Cap Value COREsm
--------------------------------------------------------------------------------------------------
PROPOSAL 2          Large/Mid Value II                  Large/Mid Value
--------------------------------------------------------------------------------------------------
PROPOSAL 3          Active Bond II                      Active Bond
--------------------------------------------------------------------------------------------------
PROPOSAL 4          Aggressive Balanced                 Managed
--------------------------------------------------------------------------------------------------
PROPOSAL 5          Mid Cap Blend                       Growth & Income
--------------------------------------------------------------------------------------------------

Q. WILL THIS CHANGE AFFECT THE NUMBER OF UNITS I CURRENTLY HAVE? WILL THERE BE ANY TAX IMPLICATIONS?

A. No. There will be no impact on the number of units you have invested in your variable life insurance or variable annuity contract and there are no tax implications (no Form 1099R will be generated)

Q. WILL THE TRANSFER COUNT TOWARDS THE 12 FREE TRANSFERS ALLOWED PER CONTRACT YEAR?

A. No, the merger transfer will be free and it will not count toward your allowable 12 free transfers per year.

Q. WHAT IF I DO NOT WANT TO HAVE ANY UNITS OF THE ACQUIRED FUND TRANSFERRED TO THE PROPOSED ACQUIRING FUND?

A. Prior to the merger, you may contact an Annuity Service Representative at 1-800-824-0335 or a Life Service Representative at 1-800-XXX-XXXX, Monday through Friday between 8:00 A.M. - 8:00 P.M. Eastern Time and request a transfer to another investment option or Fixed Account (if available in your state). Please consult your Investment Professional prior to reallocating your assets.

Q. HOW DO I VOTE?

A. Follow two simple steps:
STEP 1: First, read the sections of the accompanying proxy statement/prospectus that apply to your fund(s).
STEP 2: Finally, complete the enclosed voting card for each of your funds and return it in the enclosed postage-paid envelope. If you have more than one card, you need to complete, sign and mail each one.

Q. DOES MY VOTE MAKE A DIFFERENCE?

A. Whether you are a large or small investor, your vote is important, and we urge you to participate in this process to ensure that John Hancock represents your wishes when it casts votes at the shareholder meeting. The Board voted unanimously to recommend these changes for your fund(s), and your approval is needed to implement the changes.

                        LARGE CAP VALUE CORESM II FUND*
                         LARGE/MID CAP VALUE II FUND**
                             ACTIVE BOND II FUND***
                            AGGRESSIVE BALANCED FUND
                               MID CAP BLEND FUND
  (each a separate investment "Fund" of John Hancock Variable Series Trust I,
                    197 Clarendon Street, Boston, MA 02117,
                       TOLL FREE NUMBER:  1-800-732-5443)

                       NOTICE OF MEETING OF SHAREHOLDERS
                        SCHEDULED FOR DECEMBER 5, 2001


This is the formal agenda for each Fund's shareholders meeting. It tells what matters will be voted on and the time and place of the meeting. You are receiving this notice because you own a variable annuity or variable life insurance contract or certificate that was participating one or more of the above-listed Funds as of the record date for the meeting. The insurance company that issued your contract or certificate will vote the Fund shares attributable to your contract or certificate in accordance with your instructions.

To the shareholders of each Fund:

A joint shareholders meeting for your Fund(s) will be held at 197 Clarendon Street, Boston, Massachusetts on Wednesday, December 5, 2001 at 11:00 a.m., Eastern Time, to consider the following:

1. A proposal to combine the Large Cap Value CORESM II Fund with the Large Cap Value CORE Fund of John Hancock Variable Series Trust I. Shareholders in the Large Cap Value CORESM II Fund would receive Large Cap Value CORESM Fund shares having the same value as their prior Large Cap Value CORESM II Fund shares. The Funds' Board of Trustees recommends that shareholders vote FOR this proposal.

2. A proposal to combine the Large/Mid Cap Value II Fund with the Large/Mid Cap Value Fund of John Hancock Variable Series Trust I. Shareholders in the Large/Mid Cap Value II Fund would receive Large /Mid Cap Value Fund shares having the same value as their prior Large/Mid Cap Value II Fund shares. The Funds' Board of Trustees recommends that shareholders vote FOR this proposal

3. A proposal to combine the Active Bond II Fund with the Active Bond Fund of John Hancock Variable Series Trust I. Shareholders in the Active Bond II Fund would receive Active Bond Fund shares having the same value as their prior Active Bond II Fund shares. The Funds' Board of Trustees recommends that shareholders vote FOR this proposal.

____________________

*     Known as the American Leaders Large Cap Value Fund prior to January 1,
      2001.

**    Known as the Mid Cap Value Fund prior to January 1, 2001.

***   Known as the Core Bond Fund prior to January 1, 2001.

4. A proposal to combine the Aggressive Balanced Fund with the Managed Fund of John Hancock Variable Series Trust I. Shareholders in the Aggressive Balanced Fund would receive Managed Fund shares having the same value as their prior Aggressive Balanced Fund shares. The Funds' Board of Trustees recommends that shareholders vote FOR this proposal.

5. A proposal to combine the Mid Cap Blend Fund with the Growth & Income Fund of John Hancock Variable Series Trust I. Shareholders in the Mid Cap Blend Fund would receive Growth & Income Fund shares having the same value as their prior Mid Cap Blend Fund shares. The Funds' Board of Trustees recommends that shareholders vote FOR this proposal.

6.  Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on October 10, 2001 are entitled to vote at the meeting and any related follow-up meetings (adjournments).

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card). If contract and certificate owners do not return their proxies in sufficient numbers, your Fund could incur the cost of extra solicitations.


                                By order of the Board of Trustees,

                                Michele G. Van Leer
                                Chairman, Board of Trustees


November __, 2001

                       LARGE CAP VALUE CORE/SM/ II FUND*
                          LARGE/MID CAP VALUE II FUND**
                             ACTIVE BOND II FUND***
                            AGGRESSIVE BALANCED FUND
                               MID CAP BLEND FUND
   (each an "Acquired Fund" and a separate investment fund of John Hancock
                           Variable Series Trust I,
                     197 Clarendon Street, Boston, MA 02117,
                        toll free number: 1-800-732-5443)

                           LARGE CAP VALUE CORE/SM/ FUND
                            LARGE/MID CAP VALUE FUND
                                ACTIVE BOND FUND
                                  MANAGED FUND
                              GROWTH & INCOME FUND
   (each an "Acquiring Fund" and a separate investment fund of John Hancock
                           Variable Series Trust I)

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                            Dated: November __, 2001



       This combined Proxy Statement/Prospectus is being furnished to you in connection with a Special Meeting of Shareholders of the five "Acquired Funds" listed above. The meeting is for the purpose of approving a proposed combination of each Acquired Fund with one of the "Acquiring Funds" listed above. Each such combination is the subject of a separate "Proposal" in this Proxy Statement/Prospectus.



--------------------

*   Known as the American Leaders Large Cap Value Fund prior to January 1, 2001.

**  Known as the Mid Cap Value Fund prior to January 1, 2001.

*** Known as the Core Bond Fund prior to January 1, 2001.

         Shareholders in an Acquired Fund on the record date of the meeting can vote for the Proposal relating to that Fund as follows:

---------------------------------------------------------------------------------------------------------------
FUND                                                            PROPOSAL
---------------------------------------------------------------------------------------------------------------
                                    1              2                3                4               5
---------------------------------------------------------------------------------------------------------------
Large Cap Value CORE/SM/ II          X
---------------------------------------------------------------------------------------------------------------
Large/Mid Cap Value II                             X
---------------------------------------------------------------------------------------------------------------
Active Bond II                                                      X
---------------------------------------------------------------------------------------------------------------
Aggressive Balanced                                                                  X
---------------------------------------------------------------------------------------------------------------
Mid Cap Blend                                                                                        X
---------------------------------------------------------------------------------------------------------------

       This Proxy Statement/Prospectus contains information a shareholder of an Acquired Fund should know before voting on the combination proposed for that Fund. Please read it and retain it for future reference.

       How to Get More Information:

       The Trust is a series-type open-end management investment company, and has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information, dated November __, 2001, relating to the proposed combination of the Acquired and Acquiring Funds. The Statement of Additional Information is incorporated by reference into this Proxy Statement/Prospectus. A prospectus for the Acquired Funds, dated May 1, 2001, (the "Acquired Fund Prospectus") also is on file with the SEC and is incorporated into this Proxy Statement/Prospectus by reference. You can request a free copy of any of these documents, using the address or toll-free number shown above.

       The SEC maintains a web site at http://www.sec.gov where you can find the prospectus and statement of additional information described above and other information about the Acquired and Acquiring Funds.

       The Securities and Exchange Commission has not approved or disapproved the securities described in this Proxy Statement/Prospectus, and has not passed on the accuracy or the adequacy of this Proxy Statement/Prospectus. Anyone who tells you otherwise is committing a federal crime.

                   CONTENTS OF THIS PROXY STATEMENT/PROSPECTUS

         This Proxy Statement/Prospectus provides information about each Proposal that will be voted on, as follows:

                                                                      Page No.
                                                                      --------
Proposal 1:  Combination of the Large Cap Value CORE/SM/ II
      Fund and the Large Cap Value CORE/SM/ Fund....................      4

Proposal 2:  Combination of the Large/Mid Cap Value II Fund
      and the Large/Mid Cap Value Fund..............................     10

Proposal 3:  Combination of the Active Bond II Fund and the
      Active Bond Fund..............................................     16

Proposal 4:  Combination of the Aggressive Balanced Fund and
      the Managed Fund..............................................     24

Proposal 5:  Combination of the Mid Cap Blend Fund and the
      Growth & Income Fund..........................................     37


The discussion of each Proposal that begins at the page numbers listed above includes material such as:

 .        Synopsis of the Proposed Combination

 .        Board Consideration of the Combination

 .        Reasons for Combining the Funds

 .        Further Comparison of the Acquiring Fund and the Acquired Fund


Further back in this Proxy Statement/Prospectus is the following material of relevance to all the Proposals:

                                                                                                Page No.
                                                                                                --------
Voting Procedures and Conduct of the Shareholders' Meeting                                         47
Capitalization of the Funds                                                                        49
Distribution of Fund Shares                                                                        51
Net Asset and Share Valuations                                                                     51
Agreement and Plan of Reorganization                                                               52
Information Filed with the Securities and Exchange Commission                                      52
Appendix A - Basic Information About the Acquiring Funds                                           A-1
Appendix B - Performance Information Pertaining to the Acquiring Funds                             B-1
Appendix C - Share Ownership Information                                                           C-1

PROPOSAL 1:  COMBINATION OF LARGE CAP VALUE CORE/SM/ II FUND (the
             "Acquired Fund") AND LARGE CAP VALUE CORE/SM/ FUND (the "Acquiring Fund")

Synopsis of the Proposed Combination

     The Acquired Fund and the Acquiring Fund are very similar Funds:

          . Each is a separate investment fund of John Hancock Variable Series Trust I (the "Trust"), which is a Massachusetts Business Trust;

          .    Each shares the same investment goals, policies and strategies;

          . Each has the same investment adviser and (for day-to-day portfolio management) the same sub-adviser, who manages the Funds in substantially the same manner; and

          . Each is subject to substantially the same risks. These include primarily the risk that the value of the Fund's assets may fall (as well as rise) due to changes in securities market conditions; the risk that the Funds' portfolio managers will be unsuccessful in making investment decisions that achieve their intended results; and the risk that the types of large capitalization, value-oriented equity investments that the Funds focus on will fall out of favor and under perform other types of securities. Investments in certain "derivative" instruments are a secondary risk of the Funds. (Please refer to Appendix A at the end of this Proxy Statement/Prospectus for additional information about these risk factors.)

     Because these two Funds are so similar, the main purpose of combining them is to enable the Funds to be managed more effectively and efficiently. In particular, the Acquired Fund has not grown large enough to be economically viable on a long-term basis. Nor does the Acquired Fund have prospects for attaining such viability for the foreseeable future.

     The combination of the Acquired Fund and the Acquiring Fund will not result in any increase in the total fees and expenses borne by any shareholder. In fact, the combination will make it more likely that the level of fees and expenses that Acquired Fund shareholders bear will go down over time. Combining the Funds will not result in any dilution of the value of your interest or that of any shareholder of either Fund.

                                Fees and Expenses

         The following table shows each Fund's fees and expenses for the twelve months ended June 30, 2001, as well as on a "pro-forma" basis as if the combination had occurred at the beginning of that period.



                                                 Large Cap Value            Large Cap Value          Pro-Forma of Combined
                                                CORE/SM/ II Fund             CORE/SM/ Fund            Acquired Fund and
                                                 (Acquired Fund)            (Acquiring Fund)            Acquiring Fund
                                              -----------------------    -----------------------    ------------------------

          Type of Fee or Expense/1/
          -------------------------
Sales Charge Imposed on Purchases...........    None                       None                       None
Deferred Sales Charge.......................    None                       None                       None
Sales Charge Imposed on Reinvested
  Dividends.................................    None                       None                       None
Redemption Fee..............................    None                       None                       None
Exchange Fee................................    None                       None                       None
Maximum Account Fee.........................    None                       None                       None
Distribution or Service (12b-1) Fees........    None                       None                       None
Investment Management Fees..................    .75%/2/                    .75%                       .75%
Other Expenses (Before Reimbursement/3/)....    .66%                       .20%                       .31%
      Total Annual Fund Operating Expenses
          (Before Reimbursement/3/).........    .1.41%/2/                  .95%                       1.06%
Reimbursement from Investment Manager/3/....    .56%                       .10%                       .21%
      Total Annual Fund Operating Expenses
          (After Reimbursement/3/)..........    .85%/2/                    .85%                       .85%

---------------------

/1/ The fees and expenses shown are expressed as an annual percentage of the Fund's average daily net assets.

/2/ Restated to reflect a .05% investment management fee decrease effective as of May 1, 2001.

/3/ The expense reimbursement is pursuant to a commitment in each Fund's investment management agreement that the investment manager will reimburse the Fund for most Other Expenses that exceed .10% per annum.

                            Examples of Fund Expenses

     The following examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The examples assume that Fund expenses continue at the combined rate shown in the table above.

     The examples assume that a shareholder invests $10,000 in each alternative for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. The examples also assume that the shareholder's investment has a 5% return each year. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the Funds serve as investment vehicles.) Although your actual returns may be higher or lower, based on these assumptions your cost would be:

                                        1 Year   3 Years   5 Years   10 Years
                                        ------   -------   -------   --------

The Acquired Fund (Large
   Cap Value
   CORE/SM/ II Fund) ...............      $87      $272      $473     $1,053
The Acquiring Fund
   (Large Cap Value
   CORE/SM/ Fund ...................      $87      $272      $473     $1,053
Pro-Forma of Acquired
   Fund and Acquiring
   Fund Combined ...................      $87      $272      $473     $1,053

     Terms of Proposed Combination

     In the combination, the Acquiring Fund will acquire all of the Acquired Fund's assets and assume all of its liabilities. Also, the Acquiring Fund will issue its shares in place of all then outstanding shares of the Acquired Fund. The combination has been structured as a tax-free reorganization. Therefore, the combination will have no direct or indirect tax consequences for you.

     Although each Fund's share of expenses relating to the combination is expected to be approximately $12,000, John Hancock Life Insurance Company ("John Hancock") is expected to bear those expenses, rather than the Funds. This is because John Hancock bears most Fund operating expenses over a certain amount, and this includes the type of costs incurred in the combination. It is expected that the Funds' expenses will already exceed this expense "cap" and that, therefore, the combination will not result in any actual additional costs for either the Acquired Fund or the Acquiring Fund.

     The combination will take place at the Funds' regular net asset values per share. This means that the value of each shareholder's account after the combination will be exactly the same as if the combination had not occurred. Information about calculation of net asset values and per share values appears under "Net Asset and Share Valuations." Nor will there be any change in the rates of any charges the insurance company imposes under your contract or certificate.

     The Trust's Board of Trustees has unanimously approved and recommends the combination of the Funds as being in the best interests of the Acquired Fund and its shareholders.

Board Consideration of the Combination

     The Trust's Board of Trustees has determined that combining the Acquired Fund with the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders, and the Board of Trustees unanimously recommends approval of the combination by the shareholders of the Acquired Fund at the meeting.

     The Trustees considered this matter at a Board meeting held on September 12, 2001. The factors relevant to the Trustees' conclusions included the following:

          . The fact that the Acquired Fund and the Acquiring Fund are now identical, except that, at the time of the Board meeting, the Acquired Fund had approximately $7 million of assets, while the Acquiring Fund had approximately $44 million.

          . The fact that, due to its small size, the Acquired Fund is not economic to operate, and there are no reasonable prospects for the Acquired Fund, by itself, the remedy this.

          . The fact that a combination with the Acquiring Fund would address this problem in a way that permits the shareholders of the Acquired Fund to continue to have the same investment program, as well as the potential future benefits of lower fee and expense levels and more effective management.

          . The performance record of the Acquiring Fund since its commencement of operations on August 31, 1999. Information about this performance is set forth in Appendixes A and B at the end of this Proxy Statement/Prospectus. The Acquired Fund's performance record was less relevant to the Board, for two reasons. First, part of that performance was achieved by a sub-adviser that has now been terminated and that used a somewhat different investment program. Second, because the investment program and sub-adviser of the two Funds are now the same, the future performance of the two Funds should not differ, except to the extent that the Acquired Fund cannot be managed as efficiently and effectively due to its smaller size.

          . The fact that the combination will not in any way disadvantage either Fund.

Reasons for Combining the Funds

     Recent Developments

     As of January 1, 2001, upon John Hancock's recommendation, changes were made in the Acquired Fund's investment program. Most importantly, Federated Investment Management Company was replaced as the Fund's sub-adviser.

     Also as of January 1, 2001, the Trustees, consistent with a recommendation of John Hancock, appointed Goldman Sachs Asset Management ("Goldman Sachs") to take over as the sub-adviser to the Acquired Fund. Subsequently, effective May 1, 2001, the Fund's shareholders approved the Fund's new sub-investment management agreement with Goldman Sachs and approved related changes in the Fund's investment management agreement with John Hancock.

     Among the reasons why John Hancock and the Trust's Board of Trustees selected Goldman Sachs as the Acquired Fund's new sub-adviser was their favorable evaluation of Goldman Sachs' service to the Trust's Large Cap Value CORE/SM/ Fund. (Goldman Sachs has been the sub-adviser to that Fund since its inception on August 31, 1999.) The overall investment goal and strategy of the Acquired Fund did not change when Goldman Sachs assumed its sub-advisory responsibilities. Goldman Sachs, however, did bring its own unique capabilities to management of the Fund, including Goldman Sachs' proprietary "CORE/SM/" quantitative model. "CORE/SM/" is a service mark of Goldman Sachs. (Further information on this appears in Appendix A at the end of this Proxy Statement/Prospectus.)

     Accordingly, since taking over as the Acquired Fund's sub-adviser, Goldman Sachs has sought to manage the Acquired Fund in the same way as it manages the Large Cap Value CORE/SM/ Fund. To reflect this new approach, the Acquired Fund was renamed "Large Cap Value CORE/SM/ II Fund."

     Because the Acquired Fund and the Acquiring Fund are now substantially identical (except for their relative sizes), John Hancock and its affiliated life insurance companies have stopped offering the Acquired Fund as an investment option under its variable life insurance and variable annuity contracts. This means that the Acquired Fund has no practical means of increasing sales of its shares. See "Distribution of Fund Shares."

     Potential Benefits from Combining the Funds

     The proposed combination addresses the problem that the Acquired Fund is currently too small to be economic and has poor prospects for increasing its size through sales of additional shares. Because, as discussed above, the Acquired Fund is now substantially similar to the Large Cap Value CORE/SM/ Fund, it is possible to combine these two funds without disrupting their investment program or incurring any additional brokerage commissions or other portfolio "turnover" costs. As a result of the combination, Acquired Fund shareholders will be part of a significantly larger Fund that can be operated more economically and effectively.

     A larger size can permit a Fund to negotiate lower prices for certain items. For example, the investment management fees that the Funds pay to John Hancock are subject to automatic reductions (commonly referred to as "break points") as a Fund's assets increase. Thus, once the Acquired Fund's assets are added to those of the Acquiring Fund, it becomes more likely that these "break points" will come into play in the future. This would make the percentage of assets paid as investment management fees lower than the rate the Acquired Fund would have paid on its assets alone. The Acquired Fund's shareholders would directly benefit from any such cost reductions.

     Combining the Funds will also make available certain efficiencies that will reduce the level of other operating expenses below what the Acquired Fund alone would pay. This increases the likelihood those expenses will in the future fall below the Fund's .10% expense cap. Acquired Fund shareholders would directly benefit from this.

     Similarly, with more assets to invest, the combined Funds should in some cases be able to negotiate prices and commission rates on portfolio transactions that are more favorable than the Acquired Fund alone could achieve.

     In addition, it is more difficult to achieve what the sub-adviser regards as an optimal level of diversification for investments of the Acquired Fund than would be the case for the combined Funds. This is because the Acquired Fund has a small amount of assets in comparison to what the combined Funds will have.

Further Comparison of the Acquiring Fund and the Acquired Fund

     Investment Goal

     The Acquiring Fund and the Acquired Fund share the same investment goal: long-term capital appreciation and dividend income.

     The investment goal of both Funds is "non-fundamental," which means that it may be changed by the Board of Trustees without shareholder approval.

     Investment Strategies

     The investment strategies for the Acquiring Fund and the Acquired Fund are identical. Both invest primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth of capital.

     Goldman Sachs uses substantially the same personnel and analytical techniques in managing each of these Funds.

     For additional details about the Funds' investment strategies, please refer to Appendix A at the end of this Proxy Statement/Prospectus.

     Fundamental Investment Restrictions

     The investment restrictions adopted by each Fund as "fundamental" are set forth under the caption "The Funds' Fundamental Investment Restrictions" in Attachment 1 to the Statement of Additonal Information referred to on the cover page of this Proxy Statement/Prospectus. A "fundamental" investment restriction is one that cannot be changed without approval of the Fund's shareholders. These are identical for both Funds.

     Investment Advisory Services

     John Hancock serves as investment adviser to both the Acquired Fund and the Acquiring Fund. In this capacity, John Hancock advises each Fund in connection with policy decisions; administers the Funds' day-to-day operations; provides the Funds with personnel, office space, equipment and supplies; maintains Fund records; and supervises the activities of the Funds' sub-adviser and other service providers.

     The Acquired Fund and the Acquiring Fund pay investment management fees to John Hancock pursuant to identical fee schedules: .75% per annum of the Fund's first $50,000,000 of average daily net assets; 0.65% of the next $150,000,000; and .60% of any additional amounts.

Prior to May 1, 2001, the Acquired Fund paid management fees to John Hancock at a rate of .80% per annum for the first $50,000,000 of the Fund's average daily net assets; .65% of the next $200,000,000; .60% of the next $250,000,000;
and .55% of any additional amounts.

     In the investment management agreements for both the Acquiring and Acquired Funds, John Hancock has committed to reimburse each Fund for most of its operating expenses (other than investment management fees) in excess of .10% per annum of the Fund's average daily net assets.

     Goldman Sachs serves as sub-adviser for each Fund. In this capacity, Goldman Sachs has primary responsibility for making investment decisions for the Funds' investment portfolios and placing orders with brokers and dealers to implement those decisions.

     Goldman Sachs receives its compensation from John Hancock, and the Funds pay no sub-management fees over and above the management fee they pay to John Hancock. Goldman Sachs receives sub-management fees from John Hancock at the same rate for the Acquiring Fund as for the Acquired Fund: .40% per annum of the first $50,000,000 of each Fund's average daily net assets; .30% of the next $150 million; and .25% of any additional amounts.


PROPOSAL 2:  COMBINATION OF LARGE/MID CAP VALUE II FUND (the "Acquired Fund")
             AND LARGE/MID CAP VALUE FUND (the "Acquiring Fund")

Synopsis of the Proposed Combination

     The Acquired Fund and the Acquiring Fund are very similar Funds:

          . Each is a separate investment fund of John Hancock Variable Series Trust I (the "Trust"), which is a Massachusetts Business Trust;

          . Each shares substantially the same investment goals, policies and strategies;

          . Each has the same investment adviser and (for day-to-day portfolio management) the same sub-adviser, who manages the Funds in substantially the same manner; and

          . Each is subject to substantially the same risks. These include primarily the risk that the value of the Fund's assets may fall (as well as rise) due to changes in securities market conditions; the risk that the Funds' portfolio managers will be unsuccessful in making investment decisions that achieve their intended results; the risk of investing in small and medium capitalization companies; and the risk that the types of large and medium capitalization, value-oriented equity investments that the Funds focus on will fall out of favor and underperform other types of securities. Investments in certain "derivative" instruments and initial public offerings are secondary risks of the Funds. (Please refer to Appendix A at the end of this Proxy Statement/Prospectus for additional information about these risk factors.)

     Because these two Funds are so similar, the main purpose of combining them is to enable the Funds to be managed more effectively and efficiently. The combination of the Acquired Fund and the Acquiring Fund will not result in any increase in the total fees and expenses borne by any shareholder. In fact, shareholders can expect to benefit from lower levels of fees and expenses than if the two Funds remained separate. Combining the Funds will not result in any dilution of the value of your interest or that of any shareholder of either Fund.

                                Fees and Expenses

     The following table shows each Fund's fees and expenses for the twelve months ended June 30, 2001, as well as on a "pro-forma" basis as if the combination had occurred at the beginning of that period:


                                                  Large/Mid Cap                                      Pro-Forma of Combined
                                                  Value II Fund            Large/Mid Cap Value         Acquired Fund and
                                                 (Acquired Fund)          Fund (Acquiring Fund)          Acquiring Fund
                                              -----------------------    -----------------------    ------------------------
          Type of Fee or Expense/1/
          -------------------------
Sales Charge Imposed on Purchases...........    None                       None                       None
Deferred Sales Charge.......................    None                       None                       None
Sales Charge Imposed on Reinvested
  Dividends.................................    None                       None                       None
Redemption Fee..............................    None                       None                       None
Exchange Fee................................    None                       None                       None
Maximum Account Fee.........................    None                       None                       None
Distribution or Service (12b-1) Fees........    None                       None                       None
Investment Management Fees..................    .80%/2/                    .93%                       .78%
Other Expenses (Before Reimbursement/3/)....    .05%                       .30%                       .08%
      Total Annual Fund Operating Expenses
          (Before Reimbursement/3/).........    .85%/2/                    1.23%                      .86%
Reimbursement from Investment Manager/3/....     --                         .20%                       --
      Total Annual Fund Operating Expenses
          (After Reimbursement/3/)..........    .85%/2/                    1.03%                      .86%

---------------------

/1/ The fees and expenses shown are expressed as an annual percentage of the Fund's average daily net assets.

/2/ Restated to reflect an investment management fee revision effective as of May 1, 2001. Absent such revision the investment management fees would have been .80%.

/3/ The expense reimbursement is pursuant to a commitment in each Fund's investment management agreement that the investment manager will reimburse the Fund for most Other Expenses that exceed .10% per annum.

     Although the above table shows the level of pro-forma combined expenses being very slightly higher than that of the Acquired Fund alone, John Hancock and the Trust do not believe this will actually be the case for the periods following the proposed combination. This is because the pro-forma combined expenses in the table above are based on the actual expenses of the Acquired Fund and the Acquiring Fund for the twelve months ended June 30, 2001. For various reasons, these expenses were larger than normal. However, following the proposed combination of the Funds, it is expected that the actual level of costs and expenses borne by each Fund's shareholders will be lower than if the Funds had remained separate.

                            Examples of Fund Expenses

     The following examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The examples assume that Fund expenses continue at the combined rate shown in the table above. For reasons stated in the preceding paragraph, however, John Hancock and the Trust believe that the actual level of costs and expenses borne by each Fund's shareholders will be lower than if the Funds remain separate.

     The examples assume that a shareholder invests $10,000 in each alternative for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. The examples also assume that the shareholder's investment has a 5% return each year. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the Funds serve as investment vehicles.) Although your actual returns may be higher or lower, based on these assumptions your cost would be:

                                    1 Year     3 Years     5 Years     10 Years
                                    ------     -------     -------     --------

The Acquired Fund
   (Large/Mid Cap Value
   II Fund) .....................     $87        $271        $471       $1,047
The Acquiring Fund
   (Large/Mid Cap Value
   Fund) ........................    $105        $328        $568       $1,259
Pro-Forma of Acquired
   Fund and Acquiring
   Fund Combined ................     $87        $273        $475       $1,057

     Terms of Proposed Combination

     In the combination, the Acquiring Fund will acquire all of the Acquired Fund's assets and assume all of its liabilities. Also, the Acquiring Fund will issue its shares in place of all then outstanding shares of the Acquired Fund. The combination has been structured as a tax-free reorganization. Therefore, the combination will have no direct or indirect tax consequences for you.

     The Funds' share of expenses relating to the combination are estimated to be approximately $80,000 for the Acquired Fund and $46,000 for the Acquiring Fund. This is not expected to be of relevance to the Acquiring Fund prior to the combination of the two Funds.

This is because John Hancock Life Insurance Company ("John Hancock") bears most Fund operating expenses over a certain amount, and this includes the type of costs incurred in the combination. It is expected that, prior to the combination, the expenses of the Acquiring Fund will already exceed this expense "cap" and that, therefore, the combination will not result in any actual additional costs to the Acquiring Fund during this time. Any such expenses allocated to the Acquired Fund, or, after the combination, to the Acquiring Fund, are expected to be more than offset by the expected lower effective investment advisory fee rate that will result from the combination. Therefore, the combination is not expected to result in any actual net costs for either the Acquired Fund or the Acquiring Fund.

     The combination will take place at the Funds' regular net asset values per share. This means that the value of each shareholder's account after the combination will be exactly the same as if the combination had not occurred. Information about calculation of net asset values and per share values appears under "Net Asset and Share Valuations." Nor will there be any change in the rates of any charges the insurance company imposes under your contract or certificate.

     The Trust's Board of Trustees has unanimously approved and recommends the combination of the Funds as being in the best interests of the Acquired Fund and its shareholders.

Board Consideration of the Combination

     The Trust's Board of Trustees has determined that combining the Acquired Fund with the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders, and the Board of Trustees unanimously recommends approval of the combination by the shareholders of the Acquired Fund at the meeting.

     The Trustees considered this matter at a Board meeting held on September 12, 2001. The factors relevant to the Trustees' conclusions included the following:

          . The fact that the Acquired Fund and the Acquiring Fund are now essentially identical, except that, at the time of the Board meeting, the Acquired Fund had approximately $121 million of assets, while the Acquiring Fund had approximately $37 million.

          . The fact that a combination with the Acquiring Fund would permit shareholders of the Acquired Fund to continue to have the same investment program, as well as the expected benefits of lower levels of fees and expenses.

          . The performance record of the Acquiring Fund since its commencement of operations on August 31, 1999. Information about this performance is set forth in Appendixes A and B at the end of this Proxy Statement/Prospectus. The Acquired Fund's performance record was less relevant to the Board, because part of that performance was achieved by a sub-adviser that has now been terminated and that used a somewhat different investment program.

          . The fact that the combination will not in any way disadvantage either Fund.

Reasons for Combining the Funds

     Recent Developments

     As of January 1, 2001, upon John Hancock's recommendation, changes were made in the Acquired Fund's investment program. Most importantly, Neuberger Berman LLP was replaced as the Fund's sub-adviser.

     Also as of January 1, 2001, the Trustees, consistent with a recommendation of John Hancock, appointed Wellington Management Company ("Wellington") to take over as the sub-adviser to the Acquired Fund. Subsequently, effective May 1, 2001, the Fund's shareholders approved the Fund's new sub-investment management agreement with Wellington and approved related changes in the Fund's investment management agreement with John Hancock.

     Among the reasons why John Hancock and the Trust's Board of Trustees selected Wellington as the Acquired Fund's new sub-adviser was their favorable evaluation of Wellington's service to the Trust's Large/Mid Cap Value Fund. (Wellington has been the sub-adviser to that Fund since its inception on August 31, 1999.) The overall investment goal and strategy of the Acquired Fund did not change when Wellington assumed its sub-advisory responsibilities. As compared with Neuberger Berman, however, Wellington does place more emphasis on the dividend paying prospects of companies it invest in and tends to make more investments in companies that do not have large market capitalizations.

     Since taking over as the Acquired Fund's sub-adviser, Wellington has sought to manage the Acquired Fund in the same way as it manages the Large Cap Value CORE/SM/ Fund. To reflect this new approach, the Acquired Fund was renamed "Large Cap Value CORE/SM/ II Fund."

     Inasmuch as the Acquired Fund and the Acquiring Fund are now substantially identical (except for their relative sizes), John Hancock and its affiliated life insurance companies have stopped offering the Acquired Fund as an investment option under their variable life insurance and variable annuity contracts. See "Distribution of Fund Shares."

     Potential Benefits from Combining the Funds

     Because, as discussed above, the Acquired Fund is now substantially similar to the Large/MidCap Value Fund, it is possible to combine these two funds without disrupting their investment program or incurring any additional brokerage commissions or other portfolio "turnover" costs. As a result of the combination, Acquired Fund shareholders will be part of a significantly larger Fund that can be operated more economically.

     A larger size can permit a Fund to negotiate lower prices for certain items. For example, the investment management fees that the Funds pay to John Hancock are subject to automatic reductions (commonly referred to as "break points") as a Fund's assets increase. Thus, once the

Acquired Fund's assets are added to those of the Acquiring Fund, the percentage of such assets paid as investment management fees will be lower than the rate the Acquired Fund would have paid on its assets alone. The Acquired Fund's shareholders will directly benefit from such cost reductions.

     Combining the two Funds also will result in certain efficiencies that are expected to reduce the amount of other operating expenses below what the Acquired Fund currently pays. Acquired Fund shareholders would directly benefit from this.

Further Comparison of the Acquiring Fund and the Acquired Fund

     Investment Goal

     The Acquiring Fund and the Acquired Fund share the same investment goal: long-term capital appreciation.

     The investment goal of both Funds is "non-fundamental," which means that it may be changed by the Board of Trustees without shareholder approval.

     Investment Strategies

     The investment strategies for the Acquiring Fund and the Acquired Fund are identical. Both invest primarily in a diversified mix of common stocks of large and medium-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth of capital.

     Wellington uses substantially the same personnel and analytical techniques in managing each of these Funds.

     For additional details about the Funds' investment strategies, please refer to Appendix A at the end of this Proxy Statement/Prospectus.

     Fundamental Investment Restrictions

     The investment restrictions adopted by each Fund as "fundamental" are set forth under the caption "The Funds' Fundamental Investment Restrictions" in Attachment 1 to the Statement of Additional Information referred to on the cover page of this Proxy Statement/Prospectus. A "fundamental" investment restriction is one that cannot be changed without approval of the Fund's shareholders.

     In minor respects, the Acquired Fund's fundamental investment restrictions are narrower than those of the Acquiring Fund. This means that the Acquiring Fund theoretically could engage in certain practices that the Acquired Fund could not. However, given the nature of the Fund's investment program, the prospect is remote that the sub-adviser would ever exercise this broader authority in any way that materially changes the character or risk profile of the Acquiring Fund. Therefore, John Hancock does not regard the differences in the Funds' Fundamental Investment Restrictions as material.

     Investment Advisory Services

     John Hancock serves as investment adviser to both the Acquired Fund and the Acquiring Fund. In this capacity, John Hancock advises each Fund in connection with policy decisions; administers the Funds' day-to-day operations; provides the Funds with personnel, office space, equipment and supplies; maintains
Fund records; and supervises the activities of the Funds' sub-adviser and other service providers.

     The Acquired Fund and the Acquiring Fund pay investment management fees to John Hancock pursuant to identical fee schedules: .95% per annum of the Fund's first $25,000,000 of average daily net assets; 0.85% of the next $25,000,000;
 .75% of the next $50,000,000; and .65% of any additional amounts. The Acquired Fund currently has approximately $100,000,000 of assets, while the Acquiring Fund has less than $50,000,000. Therefore, the effective fee rate will be lower for Acquired Fund shareholders after the combination. Prior to May 1, 2001, the Acquired Fund paid management fees to John Hancock at a rate of .80% per annum for the first $500,000,000 of the Fund's average daily net assets; .775% of the next $150,000,000; .75% of the next $250,000,000; .725% of the next
$250,000,000; and .70% of any additional amounts.

     In the investment management agreements of both the Acquiring and the Acquired Funds, John Hancock has committed to reimburse each Fund for most of its operating expenses (other than investment management fees) in excess of .10% per annum of the Fund's average daily net assets.

     Wellington serves as sub-adviser for each Fund. In this capacity, Wellington has primary responsibility for making investment decisions for the Funds' investment portfolios and placing orders with brokers and dealers to implement those decisions.

     Wellington receives its compensation from John Hancock, and the Funds pay no sub-management fees over and above the management fee they pay to John Hancock. Wellington receives sub-management fees from John Hancock at the same rate for the Acquiring Fund as for the Acquired Fund: .60% per annum of the first $25,000,000 of each Fund's average daily net assets; .50% of the next $25 million; .40% for the next $50,000,000 and .30% of any additional amounts.


PROPOSAL 3:  COMBINATION OF ACTIVE BOND II FUND (the "Acquired Fund") AND ACTIVE
             BOND FUND (the "Acquiring Fund")

Synopsis of the Proposed Combination

     The Acquired Fund and the Acquiring Fund are very similar Funds:

          . Each is a separate investment fund of John Hancock Variable Series Trust I (the "Trust"), which is a Massachusetts Business Trust;

          . Each shares essentially the same investment goals, policies and strategies;

          . Each has the same investment adviser and (for day-to-day portfolio management) the same sub-adviser, who manages the Funds in substantially the same manner; and

          . Each is subject to substantially the same risks. These include primarily the risk that the value of the Fund's assets may fall (as well as rise) due to changes in securities market conditions; the risk that the Funds' portfolio managers will be unsuccessful in making investment decisions that achieve their intended results; the risk that any rise in interest rates may cause the value of the Fund's assets to fall; the risk that early payment of debt securities held by the Funds will adversely affect their performance; the risk that issuers will default on their obligations to the Fund or will experience declines in credit ratings; the risk of holding some amount of high-risk, "high-yield" bonds; and the risk of high expenses due to high portfolio "turnover" rates. Secondary risks are those inherent in investing in foreign securities and certain derivative" instruments. (Please refer to Appendix A at the end of this Proxy Statement/Prospectus for additional information about these risk factors.)

     Because these two Funds are so similar, the main purpose of combining them is to enable the Funds to be managed more effectively and efficiently. In particular, the Acquired Fund has not grown large enough to be economically viable on a long-term basis. Nor does the Acquired Fund have prospects for attaining such viability in the foreseeable future.

     The combination of the Acquired Fund and the Acquiring Fund will not result in any increase in the total fees and expenses borne by any shareholder. In fact, shareholders can expect to benefit from lower levels of fees and expenses than if the two Funds remained separate. Combining the Funds will not result in any dilution of the value of your interest or that of any shareholder of either Fund.

                                Fees and Expenses

     The following table shows each Fund's fees and expenses for the twelve months ended June 30, 2001, as well as on a "pro-forma" basis as if the combination had occurred at the beginning of that period:

                                                                                                     Pro-Forma of Combined
                                               Active Bond II Fund          Active Bond Fund           Acquired Fund and
                                                 (Acquired Fund)            (Acquiring Fund)            Acquiring Fund
                                              -----------------------    -----------------------    ------------------------

          Type of Fee or Expense/1/
          ----------------------

Sales Charge Imposed on Purchases...........    None                          None                         None
Deferred Sales Charge.......................    None                          None                         None
Sales Charge Imposed on Reinvested
  Dividends.................................    None                          None                         None
Redemption Fee..............................    None                          None                         None
Exchange Fee................................    None                          None                         None
Maximum Account Fee.........................    None                          None                         None
Distribution or Service (12b-1) Fees........    None                          None                         None
Investment Management Fees..................    .70%                          .62%/2/                      .62%
Other Expenses (Before Reimbursement/3/)....    .48%                           .5%                         .15%
      Total Annual Fund Operating Expenses
          (Before Reimbursement/3/).........   1.18%                          .77%/2/                      .77%
Reimbursement from Investment Manager/3/....    .38%                          .05%                         .05%
      Total Annual Fund Operating Expenses
          (After Reimbursement/3/)..........    .80%                          .72%/2/                      .72%

---------------------

 1 The fees and expenses shown are expressed as an annual percentage of the Fund's average daily net assets.

 2 Restated to reflect an increase in the investment management fee (which previously had been .25%) effective as of November 1, 2000.

 3 The expense reimbursement is pursuant to a commitment in each Fund's investment management agreement that the investment manager will reimburse the Fund for most Other Expenses that exceed .10% per annum.

                           Examples of Fund Expenses

     The following examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The examples assume that Fund expenses continue at the combined rate shown in the table above.

     The examples assume that a shareholder invests $10,000 in each alternative for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. The examples also assume that the shareholder's investment has a 5% return each year. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the Funds serve as investment vehicles.) Although your actual returns may be higher or lower, based on these assumptions your cost would be:

                                    1 Year     3 Years     5 Years     10 Years
                                    ------     -------     -------     --------

The Acquired Fund
   (Active Bond II
   Fund) .......................     $82         $256        $445        $991
The Acquiring Fund
   (Active Bond
   Fund) .......................     $73         $229        $398        $889

Pro-Forma of Acquired
   Fund and Acquiring
   Fund Combined ...............     $73         $229        $398        $889

     Terms of Proposed Combination

     In the combination, the Acquiring Fund will acquire all of the Acquired Fund's assets and assume all of its liabilities. Also, the Acquiring Fund will issue its shares in place of all then outstanding shares of the Acquired Fund. The combination has been structured as a tax-free reorganization. Therefore, the combination will have no direct or indirect tax consequences for you.

     Each Fund's share of expenses relating to the combination are expected to be approximately $12,000. John Hancock Life Insurance Company ("John Hancock") is expected to bear any amount of those expenses that are allocable to the Acquired Fund prior to the combination. As to the Acquired Fund, this is because John Hancock bears most Fund operating expenses over a certain amount, and this includes the type of costs incurred in the combination. It is expected that the Acquired Fund's expenses will already exceed this expense "cap" and that, therefore, the combination will not result in any actual additional costs for the Acquired Fund. Any expenses of the combination allocated to the Acquiring Fund will not affect the per share net asset value of the Acquiring Fund, and are expected to be more than offset by other economies resulting from the combination. Therefore, the combination is not expected to result in any actual net costs for either the Acquired Fund or the Acquiring Fund.

     The combination will take place at the Funds' regular net asset values per share. This means that the value of each shareholder's account after the combination will be exactly the same as if the combination had not occurred. Information about calculation of net asset values and per share values appears under "Net Asset and Share Valuations." Nor will there be any change in the rates of any charges the insurance company imposes under your contract or certificate.

     The Trust's Board of Trustees has unanimously approved and recommends the combination of the Funds as being in the best interests of the Acquired Fund and its shareholders.

Board Consideration of the Combination

     The Trust's Board of Trustees has determined that combining the Acquired Fund with the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders, and the Board of Trustees unanimously recommends approval of the combination by the shareholders of the Acquired Fund at the meeting.

     The Trustees considered this matter at a Board meeting held on September 12, 2001. The factors relevant to the Trustees' conclusions included the following:

 .    The fact that the Acquired Fund and the Acquiring Fund are now essentially identical, except for the fact that, at the time of the Board meeting, the Acquired Fund had approximately $7 million of assets, while the Acquiring Fund had approximately $816 million.

 .    The fact that, due to its small size, the Acquired Fund is not economic to operate, and there is no reasonable prospect for the Acquired Fund, by itself, to remedy this.

 .    The fact that a combination with the Acquiring Fund would address this problem in a way that permits the shareholders of the Acquired Fund to continue to have the same investment program, as well as the expected benefits of lower levels of fees and expenses and more effective management.

 .    The performance record of the Acquiring Fund over the long period of its existence. Information about this performance is set forth in Appendixes A and B at the end of this Proxy Statement/Prospectus. The Acquired Fund's performance record was less relevant to the Board, for two reasons. First, part of that performance was achieved by a sub-adviser that has now been terminated and that used a somewhat different investment program. Second, because the investment programs and sub-adviser of the two funds are now the same, the future performance of the two Funds should not differ, except to the extent that the Acquired Fund cannot be managed as efficiently, due to its smaller size.

 .    The fact that the combination will not in any way disadvantage either Fund.


Reasons for Combining the Funds

     Recent Developments

     As of January 1, 2001, upon John Hancock's recommendation, changes were made in the Acquired Fund's investment program. Most importantly, Federated Investment Management Company was replaced as the Fund's sub-adviser.

     Also as of January 1, 2001, the Trustees, consistent with a recommendation of John Hancock, appointed John Hancock Advisers, Inc. ("Hancock Advisers") to take over as the sub-adviser to the Acquired Fund. Subsequently, effective May 1, 2001, the Fund's shareholders approved the Fund's new sub-investment management agreement with Hancock Advisers and approved related changes in the Fund's investment management agreement with John Hancock.

     Among the reasons why John Hancock and the Trust's Board of Trustees selected Hancock Advisers as the Acquired Fund's new sub-adviser was their favorable evaluation of Hancock Advisers' service to the Trust's Active Bond Fund. (Hancock Advisers has been the sub-adviser to that Fund since its inception.) The overall investment goal and strategy of the Acquired Fund did not change when Hancock Advisers assumed its sub-advisory responsibilities. However, the Acquired Fund's investment policies were altered so that any foreign securities would be denominated in U.S. dollars and no more than 15% of the Fund's assets (rather than 25% as previously) would be invested in high-yield (high risk) bonds. (Further information on the Funds' investment program appears in Appendix A at the end of this Prospectus/Proxy Statement.)

     Since taking over as the Acquired Fund's sub-adviser, Hancock Advisers has sought to manage the Acquired Fund in the same way as it manages the Active Bond Fund. To reflect this new approach, the Acquired Fund was renamed "Active Bond II Fund."

     Inasmuch as the Acquired Fund and the Acquiring Fund are now substantially identical (except for their relative sizes), John Hancock and its affiliated life insurance companies have stopped offering the Acquired Fund as an investment option under their variable life insurance and variable annuity contracts. See "Distribution of Fund Shares." This means that the Acquired Fund has no practical means of increasing sales of its shares.

     Potential Benefits from Combining the Funds

     The proposed combination addresses the problem that the Acquired Fund is currently too small to be economic and has poor prospects for increasing its size through sales of additional shares. Because, as discussed above, the Acquired Fund is now substantially similar to the Active Bond Fund, it is possible to combine these two funds without disrupting their investment program or incurring any additional brokerage commissions or other portfolio "turnover" costs. As a result of the combination, Acquired Fund shareholders will be part of a significantly larger Fund that can be operated more economically and effectively.

     A larger size can permit a Fund to negotiate lower prices for certain items. For example, the investment management fees that the Funds pay to John Hancock are subject to automatic reductions (commonly referred to as "break points") as a Fund's assets increase. Thus, once the Acquired Fund's assets are added to those of the Acquiring Fund, the percentage of such assets paid as investment management fees will be lower than the rate the Acquired Fund would have paid on its assets alone. The Acquired Fund's shareholders will directly benefit from such cost reductions.

     Combining the two Funds will also make available certain efficiencies that are expected to reduce the other operating expenses borne by Acquired Fund shareholders below what the Acquired Fund alone would pay. Acquired Fund shareholders would directly benefit from this.

     Similarly, with more assets to invest, the combined Funds should in some cases be able to negotiate prices and commission rates on portfolio transactions that are more favorable than the Acquired Fund alone could achieve.

     In addition, it is more difficult to achieve what the sub-adviser regards as an optimal level of diversification for investments of the Acquired Fund than would be the case for the combined Funds. This is because the Acquired Fund has a very small amount of assets in comparison to what the combined Funds will have.

Further Comparison of the Acquiring Fund and the Acquired Fund

     Investment Goal

     The Acquiring Fund and the Acquired Fund share the same investment goal: income and capital appreciation.

     The investment goal of both Funds is "non-fundamental," which means that it may be changed by the Board of Trustees without shareholder approval.

     Investment Strategies

     The investment strategies for the Acquiring Fund and the Acquired Fund are identical. Both invest primarily in a diversified mix of intermediate-term medium quality debt securities. They normally will not invest more than 25% of their assets in high-yield bonds.

     Hancock Advisers uses substantially the same personnel and analytical techniques in managing each of these Funds.

     For additional details about the Funds' investment strategies, please refer to Appendix A at the end of this Proxy Statement/Prospectus.

     Fundamental Investment Restrictions

     The investment restrictions adopted by each Fund as "fundamental" are set forth under the caption "The Funds' Fundamental Investment Restrictions" in Attachment 1 to the Statement of Additional Information referred to on the cover page of this Proxy Statement/Prospectus. A "fundamental" investment restriction is one that cannot be changed without approval of the Fund's shareholders.

     In minor respects, the Acquiring Fund's fundamental investment restrictions are narrower than those of Acquired Fund. This means that the Acquired fund theoretically could engage in certain practices that the Acquiring Fund could not. In practice, however, Hancock Advisers has ample latitude to implement the Funds' investment program, under either set of restrictions. Accordingly, John Hancock does not regard these differences as material.

     Investment Advisory Services

     John Hancock serves as investment adviser to both the Acquired Fund and the Acquiring Fund. In this capacity, John Hancock advises each Fund in connection with policy decisions; administers the Funds' day-to-day operations; provides the Funds with personnel, office space, equipment and supplies; maintains Fund records; and supervises the activities of the Funds' sub-adviser and other service providers.

     The Acquired Fund and the Acquiring Fund pay investment management fees to John Hancock pursuant to identical fee schedules: .70% per annum of the Fund's first $100,000,000 of average daily net assets; 0.65% of the next $150,000,000; .61% of the next $250,000,000; .575% of the next $500,000,000; and .55% of any additional amounts. The Acquired Fund currently has less than $8,000,000 of assets, while the combined assets of the Acquired Fund and the Acquiring Fund will exceed $800,000,000. Therefore, the effective fee rate will be lower for Acquired Fund shareholders after the combination. Prior to May 1, 2001, the Acquired Fund paid management fees to John Hancock at a rate of .70% per annum for the first $25,000,000 of the Fund's average daily net assets; .65% of the next $25,000,000; .60% of the next $100,000,000; and .55% of any additional amounts.

     In the investment management agreements of both the Acquiring and the Acquired Funds, John Hancock has committed to reimburse each Fund for most of its operating expenses (other than investment management fees) in excess of .10% per annum of the Fund's average daily net assets.

     Hancock Advisers serves as sub-adviser for each Fund. In this capacity, Hancock Advisers has primary responsibility for making investment decisions for the Funds' investment portfolios and placing orders with brokers and dealers to implement those decisions.

     Hancock Advisers receives its compensation from John Hancock, and the Funds pay no sub-management fees over and above the management fee they pay to John Hancock. Hancock Advisers receives sub-management fees from John Hancock at the same rate for the Acquiring Fund as for the Acquired Fund: .25% per annum of the first $100,000,000 of each Fund's average daily net assets; .20% of the next $150 million; .16% of the next $250,000,000; .125% of the next $500,000,000; and
 .10% of any additional amounts.

PROPOSAL 4:  COMBINATION OF AGGRESSIVE BALANCED FUND (the "Acquired Fund") AND
             MANAGED FUND (the "Acquiring Fund")

Synopsis of the Proposed Combination

     As shown in the table below, the Acquired Fund and the Acquiring Fund are very similar Funds. The purposes of combining these Funds are as follows:

          . To move the Acquired Fund's relatively small amount of assets into a much larger Fund where they can be more effectively and efficiently managed. In particular, the Acquired Fund has not grown large enough to be operated as effectively and as efficiently as is desirable on a long-term basis. Nor does the Acquired Fund have prospects for increasing its growth rate in the foreseeable future.

          . To enable Acquired Fund shareholders to benefit from the investment expertise of both Independence Investment LLC ("Independence") and Capital Guardian Trust Company ("Capital Guardian"), whereas the Acquired Fund is sub-advised by Independence alone.

          . To reduce the level of overall expenses borne by shareholders of the Acquired Fund. These are expected to be lower following the combination.

----------------------------------------------------------------------------------------------------------------------
                                               Aggressive Balanced Fund                     Managed Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
Fund's form of organization:             Each Fund is a separate series of John Hancock Variable Series Trust I.
                                         The Trust is organized as a Massachusetts business trust.

----------------------------------------------------------------------------------------------------------------------
Net assets of June 30, 2001:             $20 million.                           $2,730 million

----------------------------------------------------------------------------------------------------------------------
Investment adviser, sub-advisers and     Investment Adviser:
portfolio managers:                      John Hancock Life Insurance Company
                                         -----------------------------------------------------------------------------
                                         Sub-adviser:                           Sub-adviser:
                                         .   Independence Investment LLC        Independence Investment LLC
                                             ("Independence")
                                         .   A subsidiary of John Hancock       Portfolio Manager:
                                             Financial services, Inc.           Investment team overseen by
                                         .   Founded in 1982                    John C. Forelli (Equities)
                                                                                        and
                                                                                Jay C. Leu (Fixed Income)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                               Aggressive Balanced Fund                     Managed Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
                                         Portfolio Manager:                     Sub-adviser:
                                         Investment team overseen by            Capital Guardian Trust Company
                                         John C. Forelli (Equities)             ("Capital Guardian")
                                         .   Senior Vice President of           .   Managing since 1968
                                             the sub-adviser                    .   Managing approximately $122
                                         .   Joined team in 1996                    billion at the end of 2000
                                         .   Joined sub-adviser in 1990         Portfolio Managers:
                                                   and                          Equity team of 23 research
                                         Jay C. Leu, CFA (Fixed Income)         analysts
                                         .   Senior Vice President of           .   Average 10 years with
                                             sub-adviser                            Capital Guardian
                                         .   Joined sub-adviser in 1997         .   Average 14 years industry
                                         .   Portfolio Manager, Pacific             experience
                                             Capital Asset Management                        and
                                             (1995-1997)                        Fixed Income team of 3 portfolio
                                                                                managers
                                                                                .   Average 15 years with
                                                                                    Capital Guardian
                                                                                .   Average 18 years industry
                                                                                    experience

----------------------------------------------------------------------------------------------------------------------
Investment goal:                         Both Funds are balanced stock and bond funds that seek income and capital appreciation. This objective may be changed without shareholder approval.

----------------------------------------------------------------------------------------------------------------------
Primary investments:                     Common stocks of large established     Common stocks of U.S. companies with
                                         U.S. companies                         large and medium market
                                                                                capitalizations

                                         -----------------------------------------------------------------------------
                                         Bonds with an overall intermediate term average maturity

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                               Aggressive Balanced Fund                     Managed Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
Normal mix of investments:               65%-85% equities and                   Assets managed by Independence (82%
                                         15%-35% of bonds                       of Fund's net assets at June 30,
                                                                                2001): 50%-70% equities and 30%-50%
                                                                                bonds

                                                                                Assets managed by Capital Guardian
                                                                                (18% of Fund's net assets at June
                                                                                30, 2001): 55%-85% equities and
                                                                                15%-45% bonds

----------------------------------------------------------------------------------------------------------------------
Investment selection process:            Equity securities:                     Assets managed by Independence:
                                         Sub-adviser uses proprietary           Equity securities:
                                         research and quantitative tools to     Sub-adviser uses proprietary
                                         seek risk and sector characteristics   research and quantitative tools to
                                         similar to the overall equity market.  seek risk and sector characteristics similar to the overall equity market.
                                         Bonds:
                                         Seeks bonds that are attractively      Bonds:
                                         priced based on market fundamentals    Seeks bonds that are attractively
                                         and technical factors.                 priced based on market fundamentals
                                                                                and technical factors.

                                                                                --------------------------------------
                                                                                Assets managed by Capital Guardian:
                                                                                Sub-adviser uses proprietary
                                                                                fundamental research to identify
                                                                                securities with current prices below
                                                                                long-term values.

----------------------------------------------------------------------------------------------------------------------
Size of portfolio companies:             Normally 65% (usually more) in         Assets managed by Independence:
                                         companies with large market            Normally 65% (usually more) in
                                         capitalizations                        companies with large market
                                                                                capitalizations

----------------------------------------------------------------------------------------------------------------------
                                               Aggressive Balanced Fund                     Managed Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
                                                                                Assets managed by Capital Guardian:
                                                                                Normally 65% (usually higher) in
                                                                                companies with large or medium
                                                                                market capitalizations

----------------------------------------------------------------------------------------------------------------------
Number of stocks in portfolio:           Normally 80-160 stocks                 Assets managed by Independence:
                                                                                Normally 80-160 stocks

                                                                                --------------------------------------
                                                                                Assets managed by Capital Guardian:
                                                                                Normally 75-150 stocks

----------------------------------------------------------------------------------------------------------------------
Limit on investment in a single          With respect to 75% of its total       The Fund can invest more than 5% of
issuer:                                  assets, the Fund cannot invest         total assets in securities of a
                                         more than 5% of total assets in        single issuer, although it does not
                                         securities of a single issuer.         often do so.

----------------------------------------------------------------------------------------------------------------------
High yield (high risk) bonds and         Each Fund may invest no more than 30% of its bond assets in high-yield
foreign bonds:                           bonds or bonds denominated in currencies other than U.S. dollars.

----------------------------------------------------------------------------------------------------------------------
Foreign equities:                        The Funds generally do not invest in equity securities of non-U.S.
                                         companies.

----------------------------------------------------------------------------------------------------------------------
Pay-in-kind, delayed and zero coupon     Both Funds may invest in these instruments.
debt securities; mortgage-backed and
asset-backed securities; repurchase
agreements:

----------------------------------------------------------------------------------------------------------------------
Illiquid securities:                     Each Fund may invest up to 15% of its assets in illiquid securities.

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                               Aggressive Balanced Fund                     Managed Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
Financial futures and related options;   Both of these Funds have broad latitude to use financial futures contracts
options on securities, indexes and       and related options, as well as options on securities, indexes or currencies
currencies:                              for hedging or other purposes that do not involve leveraging of the Fund's investments or leveraging of its exposure to foreign currencies.

----------------------------------------------------------------------------------------------------------------------
Currency contracts:                      Each Fund may enter into currency contracts for hedging or other purposes that do not involve leveraging the Fund's exposure to foreign currencies.

----------------------------------------------------------------------------------------------------------------------
Short-term trading:                      Neither Fund is subject to any limit on short-term trading.

----------------------------------------------------------------------------------------------------------------------
Securities lending:                      Each Fund may lend portfolio securities up to 33 1/3% of its total assets.

----------------------------------------------------------------------------------------------------------------------
Defensive strategies:                    Each Fund may, for temporary defensive purposes, invest in securities that do not comply with its primary goal and strategies.

----------------------------------------------------------------------------------------------------------------------
Borrowing:                               Each Fund may borrow money, but only as a temporary measure, and only if the borrowing would not cause total borrowings to exceed 10% of the Acquired
                                         Fund's total assets or 5% of the Acquiring Fund's total assets.

----------------------------------------------------------------------------------------------------------------------

NOTE: Many of the policies in the above table are not deemed by the Funds to be "fundamental." Therefore, those policies can be changed without getting shareholder approval.

                               Fees and Expenses

     The following table shows each Fund's fees and expenses for the twelve months ended June 30, 2001, as well as on a "pro-forma" basis as if the combination had occurred at the beginning of that period:

                                                                                                           Pro-Forma
                                                                                                          of Combined
                                               Aggressive Balanced                                     Acquired Fund and
                                                       Fund                   Managed Fund                 Acquiring
                                                 (Acquired Fund)            (Acquiring Fund)                  Fund
                                              -----------------------    -----------------------    ------------------------

          Type of Fee or Expense/1/
          ----------------------

Sales Charge Imposed on Purchases...........      None                         None                       None
Deferred Sales Charge.......................      None                         None                       None
Sales Charge Imposed on Reinvested
  Dividends.................................      None                         None                       None
Redemption Fee..............................      None                         None                       None
Exchange Fee................................      None                         None                       None
Maximum Account Fee.........................      None                         None                       None
Distribution or Service (12b-1) Fees........      None                         None                       None
Investment Management Fees..................      .67%                         .67%/2/                    .67%
Other Expenses (Before Reimbursement/3/)....      .28%                         .11%                       .11%
      Total Annual Fund Operating Expenses
          (Before Reimbursement)/3/.........      .95%                         .78%/2/                    .78%
Reimbursement from Investment Manager/3/)...      18%                          .01%                       .01%
      Total Annual Fund Operating Expenses
          (After Reimbursement/3/)..........      .77%                         .77%/2/                    .77%

---------------------

/1/ The fees and expenses shown are expressed as an annual percentage of the Fund's average daily net assets.

/2/ Restated to reflect an investment management fee increase of approximately .35%, effective as of November 1, 2000.

/3/ The expense reimbursement is pursuant to a commitment in each Fund's investment management agreement that the investment manager will reimburse the Fund for most Other Expenses that exceed .10% per annum.

     Although the above table show shows the level of pro-forma combined expenses being the same as those of the Acquired Fund alone, John Hancock and the Trust do not believe this will actually be the case for the periods following the proposed combination. This is because the pro-forma combined expenses in the table above are based on the actual expenses of the Acquired Fund and the Acquiring Fund for the twelve months ended June 30, 2001. For various reasons, these expenses were larger than normal. However, following the proposed combination of the Funds, it is expected that the actual level of costs and expenses borne by the Acquired Fund's shareholders will be lower than if the Funds had remained separate.

                           Examples of Fund Expenses

     The following examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The examples assume that Fund expenses continue at the combined rate shown in the table above. For reasons set forth in the preceding paragraph, however, John Hancock and the Trust believe that the actual level of costs and expenses borne by the Acquired Fund's shareholders will be lower than if the Funds had remained separate.

     The examples assume that a shareholder invests $10,000 in each alternative for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. The examples also assume that the shareholder's investment has a 5% return each year. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the Funds serve as investment vehicles.) Although your actual returns may be higher or lower, based on these assumptions your cost would be:

                                    1 Year     3 Years     5 Years     10 Years
                                    ------     -------     -------     --------

The Acquired Fund
   (Aggressive Balanced
   Fund) ......................       $79        $246        $428        $955
The Acquiring Fund
   (Managed Fund) .............       $79        $246        $428        $955
Pro-Forma of Acquired
   Fund and Acquiring
   Fund Combined ..............       $79        $246        $428        $955

     Terms of the Combination

     In the combination, the Acquiring Fund will acquire all of the Acquired Fund's assets and assume all of its liabilities. Also, the Acquiring Fund will issue its shares in place of all then outstanding shares of the Acquired Fund. The combination has been structured as a tax-free reorganization. Therefore, the combination will have no direct or indirect tax consequences for you.

     The Funds' share of expenses relating to the combination is expected to be approximately $19,000 for the Acquired Fund and $18,000 for the Acquiring Fund. However, John Hancock Life Insurance Company ("John Hancock") is expected to bear any of those expenses that are attributable to the Acquired Fund. This is because John Hancock bears most Fund operating expenses over a certain amount, and this includes the type of costs incurred in the combination. It is expected that the Acquired Fund's expenses will already exceed this expense "cap" and that, therefore, the combination will not result in any actual additional costs for the Acquired Fund. Any expenses of the combination allocated to the Acquiring Fund are expected to be more than offset by the value of the benefits that Fund will derive from the combination. Therefore, the combination is not expected to result in any actual net costs for either the Acquired Fund or the Acquiring Fund.

     The combination will take place at the Funds' regular net asset values per share. This means that the value of each shareholder's account after the combination will be exactly the same as if the combination had not occurred. Information about calculation of net asset values and per share values appears under "Net Asset and Share Valuations." Nor will there be any change in the rates of any charges the insurance company imposes under your contract or certificate.

     The Trust's Board of Trustees has unanimously approved and recommends the combination of the Funds as being in the best interests of the Acquired Fund and its shareholders.

Board Consideration of the Combination

     The Trust's Board of Trustees has determined that combining the Acquired Fund with the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders, and the Board of Trustees unanimously recommends approval of the combination by the shareholders of the Acquired Fund at the meeting.

     The Trustees considered this matter at a Board meeting held on September 12, 2001. The factors relevant to the Trustees' conclusions included the following:

          . The fact that the investment programs of the Acquired Fund and the Acquiring Fund are quite similar, except that at the time of the Board meeting, the Acquired fund had approximately $20 million of assets, while the Acquiring Fund had approximately $2,730 million.

          . The fact that, due to its small size, the Acquired Fund is not economic to operate, and there is no reasonable prospect for the Acquired Fund, by itself, to remedy this.

          . The fact that a combination with the Acquiring Fund would address this problem in a way that permits the shareholders of the Acquired Fund to continue to have the same investment program, as well as the expected benefits of lower overall expenses and more effective management.

          . The fact that the combination will afford Acquired Fund shareholders an opportunity to benefit from the investment expertise of Capital Guardian, as well as that of Independence.

          . The Acquiring Fund's record of performance over the many years of its existence. Information about this performance is set forth in Appendixes A and B at the end of this Proxy Statement/Prospectus. The Acquired Fund's performance record was less relevant to the Board, because it dates only from the Acquired Fund's inception on August 31, 1999.

          . The fact that the combination will not in any way disadvantage either Fund.

Reasons for Combining the Funds

     Because of the Acquired Fund's disappointing growth record, John Hancock and its affiliated life insurance companies have stopped offering the Acquired Fund as an investment option under their variable life insurance and variable annuity contracts. See "Distribution of Fund Shares." This means that the Acquired Fund currently has no practical means of increasing sales of its shares.

     The proposed combination addresses the problem that the Acquired Fund is currently too small to be economic and has poor prospects for increasing its size through sales of additional shares. Because, as discussed above, the Acquired Fund invests in much the same types of securities that the Acquiring fund invests in, it is possible to combine these two funds without disrupting their investment programs or incurring any additional brokerage commissions or other portfolio "turnover" costs. As a result of the combination, Acquired Fund shareholders will be part of a significantly larger Fund that can be operated more economically and effectively.

     In this connection, combining the two Funds will also make available certain efficiencies that are expected to reduce the level of overall expenses borne by the Acquired Fund shareholders below what the Acquired Fund alone would pay. Acquired Fund shareholders should directly benefit from this.

     Similarly, with more assets to invest, the combined Funds should in some cases be able to negotiate prices and commission rates on portfolio transactions that are more favorable than the Acquired Fund alone could achieve.

     In addition, it is more difficult to achieve what the sub-adviser regards as an optimal level of diversification for investments of the Acquired Fund than would be the case for the combined Funds. This is because the Acquired Fund has a small amount of assets in comparison to what the combined Funds will have.

     Finally, combining the Funds will give Acquired Fund shareholders the opportunity to benefit from Capital Guardian's services as sub-adviser, as well as Independence's.

Further Comparison of the Acquiring Fund and the Acquired Fund

     Investment Risks

     As shown in the following table, risks of investing in each Fund are similar:

----------------------------------------------------------------------------------------------------------------------
                                               Aggressive Balanced Fund                     Managed Fund
                                                   (Acquired Fund)                        (Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
Stock and Bond Market Risk               The value of securities in both Funds may go down (as well as up) in response to overall stock and bond market movements.  Markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                                         Stocks tend to go up and down in value more than bonds.  If a Fund concentrates in certain market sectors, its performance could be worse than the overall market.
----------------------------------------------------------------------------------------------------------------------

                                      32


----------------------------------------------------------------------------------------------------------------------
                                               Aggressive Balanced Fund                     Managed Fund
                                                   (Acquired Fund)                        (Acquiring Fund)
----------------------------------------------------------------------------------------------------------------------
Manager Risk                             The Funds' portfolio managers and their strategies may fail to produce the intended results. This could cause a Fund to underperform its peers or lose money.

----------------------------------------------------------------------------------------------------------------------
Market Allocation Risk                   The portfolio managers of these Funds make frequent allocation decisions as among broad asset classes: stocks, bonds, and short-term debt instruments.
                                         The risk is that a portfolio manager's timing in these decisions could be wrong, thus causing a Fund to underperform its peers or lose money.

----------------------------------------------------------------------------------------------------------------------
Investment Category Risk                 The Fund's emphasis on investing in    The Fund's emphasis on investing in
                                         companies with large market            companies with large or moderate
                                         capitalizations carries the risk       market capitalizations carries the
                                         that, in certain market                risk that in certain market
                                         environments, these investments will   environments these investments will
                                         underperform those in smaller          underperform those in smaller
                                         companies.                             companies.

----------------------------------------------------------------------------------------------------------------------
Risk of Non-Diversification              Not Applicable.                        This Fund's ability to take larger
                                                                                positions in particular securities
                                                                                could make this Fund's performance
                                                                                more volatile.  The less diversified
                                                                                a Fund's holdings, the more likely
                                                                                that a specific security's poor
                                                                                performance could hurt the Fund
                                                                                significantly.

----------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                       Increases in market interest rates generally cause the prices of bonds owned by a Fund to go down. This effect is more pronounced the longer the remaining duration of the bond.

----------------------------------------------------------------------------------------------------------------------
Credit Risk                              If an issuer of bonds owned by a Fund fails to pay the principal or interest when due, a Fund could suffer losses. Even if there is no such default, the price of bonds owned by the Fund can decline if the issuer's credit ratings or perceived creditworthiness decline.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                               Aggressive Balanced Fund                     Managed Fund
                                                   (Acquired Fund)                        (Acquiring Fund)
----------------------------------------------------------------------------------------------------------------------
Small and Medium                         The Funds' investments in companies having small or medium market
Capitalization Stock Risk                capitalizations may be subject to larger and more erratic price movements than investments in large capitalization companies.

----------------------------------------------------------------------------------------------------------------------
High Yield Bond Risk                     High yield bonds owned by the Funds are relatively high risk obligations.
                                         They are generally subject to more volatile or erratic price movements due to changes in interest rates or investor sentiment. In down markets, these securities can become harder to value or sell at a fair price.

----------------------------------------------------------------------------------------------------------------------
Prepayment/Call Risk                     A Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related or other debt securities subject to early payment to be called or prepaid.

----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                  The purchase and sale of portfolio investments by these Funds normally will exceed 100% per year. The transaction costs of such rates of "turnover" could materially increase a Fund's expenses.

----------------------------------------------------------------------------------------------------------------------
Foreign Securities Risk                  Foreign investments involve additional risks, including potentially inadequate or inaccurate financial information and economic, social, or political instability.

----------------------------------------------------------------------------------------------------------------------
Derivative Risk                          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
                                         Derivatives include such instruments as futures contracts, options, and currency contracts.

----------------------------------------------------------------------------------------------------------------------
Initial Public Offering ("IPO")          A significant part of a Fund's investment return may at times to attributable
Risk                                     to investments in IPOs. The availability of IPO investments is erratic, however. Many IPO stocks are issued by, and involve the risks associated with, small and medium capitalization companies. The risks associated with IPO investing would be less for the Acquiring Fund, due to its larger size.

----------------------------------------------------------------------------------------------------------------------

                                      34

     Fundamental Investment Restrictions

     The investment restrictions adopted by each Fund as "fundamental" are set forth under the caption "The Funds' Fundamental Investment Restrictions" in Attachment 1 to the Statement of Additional Informaton referred to on the cover page of this Proxy Statement/Prospectus. A "fundamental" investment restriction is one that cannot be changed without approval of the Fund's shareholders.

     In certain minor respects, the fundamental investment restrictions of the Acquired Fund are broader or narrower than those of the Acquiring Fund. Given the nature of the Funds' investment programs, however, it is highly unlikely that these differences would ever impact either Fund in any way that materially changed its character or its risk profile. Therefore, John Hancock does not regard these differences as significant.

     Investment Advisory Services

     John Hancock serves as investment adviser to both the Acquired Fund and the Acquiring Fund. In this capacity, John Hancock advises each Fund in connection with policy decisions; administers the Funds' day-to-day operations; provides the Funds with personnel, office space, equipment and supplies; maintains Fund records; and supervises the activities of the Funds' sub-advisers and other service providers.

     The Acquired Fund pays investment management fees to John Hancock pursuant to the following fee schedule: .675% per annum of the Fund's first $250,000,000 of average daily net assets; .625% of the next $250,000,000; and .60% of any additional amounts. The Acquiring Fund pays investment management fees to John Hancock pursuant to the following fee schedule: .74% per annum of the first $500,000,000 of the Fund's average daily net assets; .68% of the next $500,000,000; and .65% of all additional amounts.

     In the investment management agreements of both the Acquiring and the Acquired Funds, John Hancock has committed to reimburse each Fund for most of its operating expenses (other than investment management fees) in excess of .10% per annum of the Fund's average daily net assets.

     Independence serves as a sub-adviser for each Fund. In addition, for the Acquiring fund, Capital Guardian serves as co-sub-adviser. The sub-advisers have primary responsibility for making investment decisions for the Funds' investment portfolios and placing orders with brokers and dealers to implement those decisions. John Hancock, as the Acquiring fund's investment manager, advises the Fund about how much of the Fund's assets should, at a given time, be under the day-to-day management of Independence or Capital Guardian. At June 30, 2001, Independence had responsibility for approximately 82% of the Acquiring Fund's assets, and Capital Guardian had responsibility for approximately 18%. Since then, net inflows of shareholder moneys into the Acquiring Fund have been allocated to the assets managed by each sub-adviser on a 50-50 basis, while outflows have been allocated on an asset-weighted basis. John Hancock has no plans to change this allocation procedure.

     The sub-advisers receive their compensation from John Hancock, and the Funds pay no sub-management fees over and above the management fees they pay to John Hancock. Independence receives sub-management fees from John Hancock at the following rates for the Acquiring Fund: .30% per annum of the first $500,000,000 of the Fund's average daily net assets that are under Independence's responsibility; .265% of the next $500,000,000; and .225% of any additional amounts. Capital Guardian receives sub-management fees from John Hancock at the following rates for the Acquiring Fund: .50% of the first $150,000,000 of the Fund's average daily assets that are under Capital Guardian's responsibility;
 .45% of the next $150,000,000; .30% of the next $200,000,000; and .25% of any additional amounts.

PROPOSAL 5:  COMBINATION OF MID CAP BLEND FUND (the "Acquired Fund") AND GROWTH
             & INCOME FUND (the "Acquiring Fund")

Synopsis of the Proposed Combination

     As shown in the table below, the Acquired Fund and the Acquiring Fund are very similar Funds. The purposes of combining these Funds are as follows:

          . To move the Acquired Fund's relatively small amount of assets into a much larger Fund where they can be more effectively and efficiently managed. In particular, the Acquired Fund has not grown large enough to be operated as effectively and as efficiently as is desirable on a long-term basis. Nor does the Acquired Fund have prospects for increasing its growth rate in the foreseeable future.

          . To enable Acquired Fund shareholders to benefit from the investment expertise of both Independence Investment LLC ("Independence") and Putnam Investment Management, LLC ("Putnam"), whereas the Acquired Fund is sub-advised by Independence alone.

          . To reduce the level of fees and expenses borne by shareholders of the Acquired Fund. These are expected to be lower following the combination.


----------------------------------------------------------------------------------------------------------------------
                                                  Mid Cap Blend Fund                    Growth & Income Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
Fund's form of organization:             Each Fund is a separate series of John Hancock Variable Series Trust I.
                                         The Trust is organized as a Massachusetts business trust.

----------------------------------------------------------------------------------------------------------------------
Net assets as of June 30, 2001:           $23 million.                           $2,800 million

----------------------------------------------------------------------------------------------------------------------
Investment adviser, sub-advisers and     Investment Adviser:
portfolio managers:                      John Hancock Life Insurance Company
                                         -----------------------------------------------------------------------------
                                         Sub-adviser:                           Sub-adviser:
                                         .        Independence Investment LLC   Independence Investment LLC
                                                  ("Independence")
                                         .        A subsidiary of John          Portfolio Manager:
                                                  Hancock Financial             Investment team overseen by
                                                  services, Inc.                Paul S. McManus
                                         .        Founded in 1982               .        Senior Vice President of
                                                                                         sub-adviser
                                         Portfolio Manager:                     .        Joined Team in 1996


----------------------------------------------------------------------------------------------------------------------
                                                  Mid Cap Blend Fund                    Growth & Income Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
                                         Investment team overseen by
                                         John C. Forelli (Equities)             .        Joined sub-adviser in 1982
                                         .        Senior Vice President of      Sub-adviser:
                                                  the sub-adviser               Putnam Investment Management, LLC
                                         .        Joined team in 1996           ("Putnam")
                                         .        Joined sub-adviser in 1990    .        Managing since 1937
                                                          and                   .        Managing approximately $370
                                         Jay C. Leu, CFA (Fixed Income)                  billion at the end of 2000
                                         .        Senior Vice President of
                                                  sub-adviser                   Portfolio Manager:
                                         .        Joined sub-adviser in 1997    Investment team overseen by C. Beth
                                         .        Portfolio Manager, Pacific    Cotner, CFA
                                                  Capital Asset Management      .        Managing Director and Chief
                                                  (1995-1997)                            Investments Officer of
                                                                                         sub-adviser
                                                                                .        Joined sub-adviser in 1995
                                                                                .        Began career in 1976

----------------------------------------------------------------------------------------------------------------------
Investment goal:                         Long-term capital appreciation.        Income and long-term capital
                                         This goal may be changed without       appreciation.  This goal may be
                                         shareholder approval.                  changed without shareholder approval.

----------------------------------------------------------------------------------------------------------------------
Primary investments:                     Diversified mix of common stocks of    Diversified mix of common stocks of
                                         U.S. companies with medium market      U.S. companies with large and medium
                                         capitalizations                        market capitalizations

----------------------------------------------------------------------------------------------------------------------
Investment selection process:            Sub-adviser uses proprietary           Assets managed by Independence (80%
                                         research tools to seek stocks that     of Fund's net assets at June 30,
                                         are undervalued relative to their      2001): Sub-adviser uses proprietary
                                         historical values and that have        research tools to seek stocks that
                                         improving earnings growth prospects.   are undervalued relative to their
                                                                                historical values and that have
                                                                                improving earnings growth prospects.

----------------------------------------------------------------------------------------------------------------------

                                      38


----------------------------------------------------------------------------------------------------------------------
                                                  Mid Cap Blend Fund                    Growth & Income Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
                                                                                Assets managed by Putnam (20% of
                                                                                Fund's  net assets at June 30, 2001):
                                                                                Sub-adviser uses proprietary
                                                                                fundamental research to identify
                                                                                companies with characteristics such as
                                                                                a favorable earnings surprise or
                                                                                momentum, favorable financial strength
                                                                                and ratios, strong and innovative
                                                                                management teams, opportunities for
                                                                                above average earnings growth within
                                                                                their industry, and strong competitive
                                                                                position relative to peers and
                                                                                suppliers.
----------------------------------------------------------------------------------------------------------------------
Size of portfolio companies:             Normally 65% (usually more) in         Assets managed by Independence:
                                         companies with medium market           Normally 65% (usually more) in
                                         capitalizations                        companies with large market
                                                                                capitalizations

                                                                                --------------------------------------
                                                                                Assets managed by Putnam:
                                                                                Normally 65% (usually higher) in
                                                                                companies with large or medium
                                                                                market capitalizations

----------------------------------------------------------------------------------------------------------------------
Number of stocks in portfolio:           Normally 80-160 stocks                 Assets managed by Independence:
                                                                                Normally 80-160 stocks

                                                                                --------------------------------------
                                                                                Assets managed by Putnam:
                                                                                Normally 65-110 stocks

----------------------------------------------------------------------------------------------------------------------
Limit on investment in a                 Both Funds can invest more than 5% of total assets in securities of a single
single issuer:                           issuer, although they do not often do so.

----------------------------------------------------------------------------------------------------------------------

                                      39


----------------------------------------------------------------------------------------------------------------------
                                                  Mid Cap Blend Fund                    Growth & Income Fund
                                                  (the Acquired Fund)                   (the Acquiring Fund)

----------------------------------------------------------------------------------------------------------------------
Foreign securities:                      The Funds may purchase foreign securities that are denominated (traded)
                                         primarily in U.S. dollars.

----------------------------------------------------------------------------------------------------------------------
Pay-in-kind, delayed and zero coupon     Both Funds may invest in these instruments.
debt securities; mortgage-backed and
asset-backed securities; repurchase
agreements:

----------------------------------------------------------------------------------------------------------------------
Illiquid securities:                     Each Fund may invest up to 15% of its assets in illiquid securities.

----------------------------------------------------------------------------------------------------------------------
Financial futures and related options;   Both of these Funds have broad latitude to use financial futures contracts
options on securities, indexes and and   related options, as well as options on securities, indexes or currencies:
currencies                               for hedging or other purposes that do not involve leveraging of the Fund's investments or leveraging of its exposure to foreign currencies.

----------------------------------------------------------------------------------------------------------------------
Currency contracts:                      Each Fund may enter into currency contracts for hedging or other purposes that do not involve leveraging the Fund's exposure to foreign currencies.

----------------------------------------------------------------------------------------------------------------------
Short-term trading:                      Neither Fund is subject to any limit on short-term trading.

----------------------------------------------------------------------------------------------------------------------
Securities lending:                      Each Fund may lend portfolio securities up to 33?% of its total assets.

----------------------------------------------------------------------------------------------------------------------
Defensive strategies:                    Each Fund may, for temporary defensive purposes, invest in securities that do not comply with its primary goal and strategies.

----------------------------------------------------------------------------------------------------------------------
Borrowing:                               Each Fund may borrow money, but only as a temporary measure, and only if the borrowing would not cause total borrowings to exceed 10% of the Acquired
                                         Fund's total assets or 5% of the Acquiring Fund's total assets.

----------------------------------------------------------------------------------------------------------------------

NOTE: Many of the policies in the above table are not deemed by the Funds to be "fundamental." Therefore, those policies can be changed without getting shareholder approval.

                                Fees and Expenses

         The following table shows each Fund's fees and expenses for the twelve months ended June 30, 2001, as well as on a "pro-forma" basis as if the combination had occurred at the beginning of that period:



                                                                                                     Pro-Forma of Combined
                                                Mid Cap Blend Fund         Growth & Income Fund         Acquired Fund and
                                                  (Acquired Fund)            (Acquiring Fund)            Acquiring Fund
                                              -----------------------    -----------------------    ------------------------
          Type of Fee or Expense/1/
          ----------------------

Sales Charge Imposed on Purchases...........    None                       None                       None
Deferred Sales Charge.......................    None                       None                       None
Sales Charge Imposed on Reinvested
  Dividends.................................    None                       None                       None
Redemption Fee..............................    None                       None                       None
Exchange Fee................................    None                       None                       None
Maximum Account Fee.........................    None                       None                       None
Distribution or Service (12b-1) Fees........    None                       None                       None
Investment Management Fees..................    .75%                       .67%/2/                    .67%
Other Expenses (Before Reimbursement/3/)....    .23%                       .12%                       .12%
      Total Annual Fund Operating Expenses
          (Before Reimbursement)/3/.........    .98%                       .79%/2/                    .79%
Reimbursement from Investment Manager/3/....    .13%                       .02%                       .02%
      Total Annual Fund Operating Expenses
          (After Reimbursement/3/)..........    .85%                       .77%2                      .77%
---------------------

1 The fees and expenses shown are expressed as an annual percentage of the Fund's average daily net assets.

2 Restated to reflect an investment management fee increase effective as of November 1, 2000. Prior to that date, the fee was .25% per annum.

3 The expense reimbursement is pursuant to a commitment in each Fund's investment management agreement that the investment manager will reimburse the Fund for most Other Expenses that exceed .10% per annum.

                            Examples of Fund Expenses

     The following examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund. The examples assume that Fund expenses continue at the combined rate shown in the table above.

     The examples assume that a shareholder invests $10,000 in each alternative for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. The examples also assume that the shareholder's investment has a 5% return each year. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the Funds serve as investment vehicles.) Although your actual returns may be higher or lower, based on these assumptions your cost would be:

                                       1 Year    3 Years     5 Years    10 Years
                                       ------    -------     -------    --------

The Acquired Fund (Mid
   Cap Blend
   Fund) ...........................     $87       $272        $472      $1,051
The Acquiring Fund
   (Growth & Income
   Fund) ...........................     $79       $246        $428        $954
Pro-Forma of Acquired
   Fund and Acquiring
   Fund Combined ...................     $79       $246        $428        $954

     Terms of the Combination

     In the combination, the Acquiring Fund will acquire all of the Acquired Fund's assets and assume all of its liabilities. Also, the Acquiring Fund will issue its shares in place of all then outstanding shares of the Acquired Fund. The combination has been structured as a tax-free reorganization. Therefore, the combination will have no direct or indirect tax consequences for you.

     The Funds' share of expenses relating to the combination is expected to be approximately $22,500 for the Acquired Fund and $19,500 for the Acquiring Fund. However, John Hancock Life Insurance Company ("John Hancock") is expected to bear any of those expenses that are attributable to the Acquired Fund. This is because John Hancock bears most Fund operating expenses over a certain amount, and this includes the type of costs incurred in the combination. It is expected that the Acquired Fund's expenses will already exceed this expense "cap" and that, therefore, the combination will not result in any actual additional cost for the Acquired Fund. Any expenses of the combination allocated to the Acquiring Fund are expected to be more than offset by the value of the benefits that the Fund will derive from the combination. Therefore, the combination is not expected to result in any actual net costs for either the Acquired Fund or the Acquiring Fund.

     The combination will take place at the Funds' regular net asset values per share. This means that the value of each shareholder's account after the combination will be exactly the same as if the combination had not occurred. Information about calculation of net asset values and per share values appears under "Net Asset and Share Valuations." Nor will there be any change in the rates of any charges the insurance company imposes under your contract or certificate.

     The Trust's Board of Trustees has unanimously approved and recommends the combination of the Funds as being in the best interests of the Acquired Fund and its shareholders.

Board Consideration of the Combination

     The Trust's Board of Trustees has determined that combining the Acquired Fund with the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders, and the Board of Trustees unanimously recommends approval of the combination by the shareholders of the Acquired Fund at the meeting.

     The Trustees considered this matter at a Board meeting held on September 12, 2001. The factors relevant to the Trustees' conclusions included the following:

          . The fact that the investment programs of the Acquired Fund and the Acquiring Fund are quite similar, except that at the time of the Board meeting, the Acquired fund had about $20 million of assets, while the Acquiring Fund had approximately $2,800 million.

          . The fact that, due to its small size, the Acquired Fund is not economic to operate, and there is no reasonable prospect for the Acquired Fund, by itself, to remedy this.

          . The fact that a combination with the Acquiring Fund would address this problem in a way that permits the shareholders of the Acquired Fund to continue to have the same investment program, as well as the expected benefits of lower fees and expenses and more effective management.

          . The fact that the combination will afford Acquired Fund shareholders an opportunity to benefit from the investment expertise of Capital Guardian, as well as that of Independence.

          . The Acquiring Fund's record of performance over the many years of its existence. Information about this performance is set forth in Appendixes A and B at the end of this Proxy Statement/Prospectus. The Acquired Fund's performance record was less relevant to the Board, because it dates only from the Acquired Fund's inception on August 31, 1999.

          . The fact that the combination will not in any way disadvantage either Fund.

Reasons for Combining the Funds

     Because of the Acquired Fund's disappointing growth record, John Hancock and its affiliated life insurance companies have stopped offering the Acquired Fund as an investment option under their variable life insurance and variable annuity contracts. See "Distribution of Fund Shares." This means that the Acquired Fund currently has no practical means of increasing sales of its shares.

     The proposed combination addresses the problem that the Acquired Fund is currently too small to be economic and has poor prospects for increasing its size through sales of additional shares. Because, as discussed above, the Acquired Fund invests in much the same types of securities that the Acquiring fund invests in, it is possible to combine these two funds without disrupting their investment programs or incurring any additional brokerage commissions or other portfolio "turnover" costs. As a result of the combination, Acquired Fund shareholders will be part of a significantly larger Fund that can be operated more economically and effectively.

     A larger size can permit a Fund to negotiate lower prices for certain items. Thus, once the Acquired Fund's assets are added to those of the Acquiring Fund, the percentage of such assets paid as investment management fees will be lower than the rate the Acquired Fund would have paid on its assets alone. The Acquired Fund's shareholders will directly benefit from such cost reductions.

     Combining the two Funds will also make available certain efficiencies that are expected to reduce the level of other operating expenses borne by Acquired Fund shareholders below what the Acquired Fund alone would pay. Acquired Fund shareholders should directly benefit from this.

     Similarly, with more assets to invest, the combined Funds should in some cases be able to negotiate prices and commission rates on portfolio transactions that are more favorable than the Acquired Fund alone could achieve.

     In addition, it is more difficult to achieve what the sub-adviser regards as an optimal level of diversification for investments of the Acquired Fund than would be the case for the combined Funds. This is because the Acquired Fund has a small amount of assets in comparison to what the combined Funds will have.

     Finally, combining the Funds will give Acquired Fund shareholders the opportunity to benefit from Putnam's services as sub-adviser, as well as Independence's.

Further Comparison of the Acquiring Fund and the Acquired Fund

     Investment Risks

     As shown in the following table, risks of investing in each Fund are similar:


---------------------------------------------------------------------------------------------------------------------
                                             Mid Cap Blend Fund                  Growth & Income Fund
                                               (Acquired Fund)                     (Acquiring Fund)

---------------------------------------------------------------------------------------------------------------------
Stock and Bond Market Risk          The value of securities in both Funds may go down (as well as up) in response to overall stock and bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If a
                                    Fund concentrates in certain market sectors, its performance could be worse than the overall market.

---------------------------------------------------------------------------------------------------------------------
Manager Risk                        The Funds' portfolio managers and their strategies may fail to produce the intended results. This could cause a Fund to underperform its peers or lose money.

---------------------------------------------------------------------------------------------------------------------
Market Allocation Risk              The portfolio managers of these Funds make frequent allocation decisions as among broad asset classes: stocks, bonds, and short-term debt instruments. The risk is that a portfolio manager's timing in these decisions could be wrong, thus causing a Fund to underperform its peers or lose money.

---------------------------------------------------------------------------------------------------------------------
Investment Category Risk            The Fund's emphasis on investing in    The Fund's emphasis on investing in
                                    companies with medium market           companies with large or moderate
                                    capitalizations carries the risk       market capitalizations carries the
                                    that, in certain market                risk that in certain market
                                    environments, these investments will   environments these investments will
                                    underperform those in smaller or       underperform those in smaller
                                    larger companies.                      companies.

---------------------------------------------------------------------------------------------------------------------
Risk of Non-Diversification         These Funds' ability to take larger positions in particular securities could make the Funds' performance more volatile. The less diversified a
                                    Fund's holdings, the more likely that a specific security's poor performance could hurt the Fund significantly.

---------------------------------------------------------------------------------------------------------------------
Small and Medium                    The Funds' investments in companies having small or medium market
Capitalization Stock Risk           capitalizations may be subject to larger and more erratic price movements than investments in large capitalization companies.

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                             Mid Cap Blend Fund                  Growth & Income Fund
                                               (Acquired Fund)                     (Acquiring Fund)

---------------------------------------------------------------------------------------------------------------------
Derivative Risk                     Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.
                                    Derivatives include such instruments as futures contracts, options, and currency contracts.

---------------------------------------------------------------------------------------------------------------------
Initial Public Offering ("IPO")     A significant part of either Fund's investment return may at times to
Risk                                attributable to investments in IPOs. The availability of IPO investments is erratic, however. Many IPO stocks are issued by, and involve the risks associated with, small and medium capitalization companies. The risks associated with IPO investing would be less for the Acquiring Fund, due to its larger size.

---------------------------------------------------------------------------------------------------------------------

     Fundamental Investment Restrictions

     The investment restrictions adopted by each Fund as "fundamental" are set forth under the caption "The Funds' Fundamental Investment Restrictions" in Attachment 1 to the Statement of Additional Information referred to on the cover page of this Proxy Statement/Prospectus. A "fundamental" investment restriction is one that cannot be changed without approval of the Fund's shareholders.

     In certain minor respects, the fundamental investment restrictions of the Acquired Fund are broader or narrower than those of the Acquiring Fund. Given the nature of the Funds' investment programs, however, it is highly unlikely that these differences would ever impact either Fund in any way that materially changed its character or its risk profile. Therefore, John Hancock does not regard these differences as significant.

     Investment Advisory Services

     John Hancock serves as investment adviser to both the Acquired Fund and the Acquiring Fund. In this capacity, John Hancock advises each Fund in connection with policy decisions; administers the Funds' day-to-day operations; provides the Funds with personnel, office space, equipment and supplies; maintains Fund records; and supervises the activities of the Funds' sub-advisers and other service providers.

     The Acquired Fund pays investment management fees to John Hancock pursuant to the following fee schedule: .75% per annum of the Fund's first $250,000,000 of average daily net assets; .70% of the next $250,000,000; and .65% of any additional amounts. The Acquiring Fund pays investment management fees to John Hancock pursuant to the following fee schedule: .71% per annum of the first $150,000,000 of the Fund's average daily net assets; .69% of the next $150,000,000; and .67% of all additional amounts. The Acquired Fund currently has less than $25,000,000 of assets, while the combined assets of the Acquired
Fund and the Acquiring Fund will exceed $2,000,000,000. Therefore, the effective fee rate will be lower for Acquired Fund shareholders after the combination.

     In the investment management agreements of both the Acquiring and the Acquired Funds, John Hancock has committed to reimburse each Fund for most of its operating expenses (other than investment management fees) in excess of .10% per annum of the Fund's average daily net assets.

     Independence serves as a sub-adviser for each Fund. In addition, for the Acquiring fund, Putnam serves as co-sub-adviser. The sub-advisers have primary responsibility for making investment decisions for the Funds' investment portfolios and placing orders with brokers and dealers to implement those decisions. John Hancock, as the Acquiring fund's investment manager, advises the Fund about how much of the Fund's assets should, at a given time, be under the day-to-day management of Independence or Putnam. At June 30, 2001, Independence had responsibility for approximately 80% of the Acquiring Fund's assets, and Putnam had responsibility for approximately 20%. Since then, net inflows of shareholder moneys into the Acquiring Fund have been allocated to the assets managed by each sub-adviser on a 50-50 basis, while outflows have been allocated on an asset-weighted basis. John Hancock has no plans to change this allocation procedure.

     The sub-advisers receive their compensation from John Hancock, and the Funds pay no sub-management fees over and above the management fees they pay to John Hancock. With respect to the Acquiring Fund, Independence receives sub-management fees from John Hancock at the rate of .1875% per annum of the Fund's average daily net assets that are under Independence's responsibility. Putnam receives sub-management fees from John Hancock at the following rates for the Acquiring Fund: .50% of the first $150,000,000 of the Fund's average daily assets that are under Putnam's responsibility; .45% of the next $150,000,000; and .35% of any additional amounts.

                         VOTING PROCEDURES AND CONDUCT
                         OF THE SHAREHOLDERS' MEETING

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of voting instructions by the management of John Hancock Variable Series Trust I (the "Trust") for use at the Special Meeting of Shareholders of the Trust's five "Acquired Funds" discussed in this Proxy Statement/Prospectus. The meeting will be held at the offices of John Hancock Life Insurance Company ("John Hancock"), 197 Clarendon Street, Boston, Massachusetts 02117, on December 5, 2001 at 11:00 A.M. Boston time.

Solicitation of Voting Instructions (i.e., "Proxies")

     This solicitation is being made of all shares of each Acquired Fund that are attributable to variable annuity or variable life insurance contracts (together with any certificates of interest thereunder, "Contracts") that are supported by John Hancock Variable Life Accounts U, V, and S; John Hancock Variable Annuity Accounts U, V,

JF, H and I; Separate Account IPL-1 of Investors Partner Life Insurance Company ("IPL"); and John Hancock Mutual Variable Life Insurance Account UV (collectively, the "Accounts"). Each Fund will bear the costs properly attributable to discharging its role in connection with the Proposal that pertains to it. The nature and estimated amount of such costs are set out above in the discussion of each Proposal. All other expenses will be borne by the issuing insurance companies (the "Insurance Companies"). In addition to solicitations by mail, regular employees of John Hancock may solicit voting instructions in person or by telephone; such employees will not be compensated for such services. Solicitation materials were first made available to Contract owners on or about November __, 2001.

Voting Instructions

     Although the Insurance Companies, through the Accounts, legally own all of the Trust's shares, they will vote all of such shares in accordance with instructions given by Contract owners, as discussed below. For this purpose, the owner of a variable annuity contract during the period after annuity payments have commenced is the annuitant.

     Any authorized voting instructions will also be valid for any adjournment of the meeting and will be revocable only at the direction of the Contract owner executing them. If an insufficient number of affirmative votes are obtained to approve any matter, the meeting may be adjourned to permit the solicitation of additional votes. Shares will be voted for any such adjournment in the discretion of those persons named in the voting instructions. Whether a Proposal is approved depends upon whether a sufficient number of votes are cast for the Proposal. Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against that Proposal.

     Any person giving voting instructions may revoke them at any time prior to their exercise by submitting a superseding voting instruction form or a notice of revocation to the Trust. In addition, although mere attendance at the meeting will not revoke voting instructions, a Contract owner present at the meeting may withdraw his/her voting instruction form and vote in person. The Insurance Companies will vote the Acquired Fund's shares in accordance with all properly executed and unrevoked voting instructions received in time for the meeting.

     The Insurance Companies will vote the shares of an Acquired Fund held in their respective Accounts that are attributable to Contracts in accordance with the voting instructions received from the owners of those Contracts. An Account's shares in the Acquired Fund that are not attributable to Contracts or for which no timely voting instructions are received will be represented and voted by the Insurance Companies in the same proportion as the voting instructions that are received from all owners of Contracts participating in the Fund through that Account. (Acquired Fund shares that are not attributable to Contracts include, for example, any shares purchased with contributions made as "seed money" to the Fund by an Insurance Company.)

     Please refer to Appendix C to Proxy Statement/Prospectus if you wish additional information about the number of shares of each Acquired Fund that are outstanding or that are attributable to an Insurance Company (rather than to Contract owners).

Required Vote

     In order for the shareholders to approve one of the Proposals in this Proxy Statement/Prospectus, the Proposal must receive the favorable vote of more than 50% of the outstanding shares of the relevant Acquired Fund, or, if less, 67% or more of that Fund's shares present or represented at the meeting.

     WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED FORM OF VOTING INSTRUCTIONS. YOU MAY STILL VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           CAPITALIZATION OF THE FUNDS

     As to each Proposal, the following tables set forth as of June 30, 2001:
(i) the capitalization of the Acquired Fund, (ii) the capitalization of the Acquiring Fund, and (iii) the pro forma capitalization of the Acquired Fund as adjusted to give effect to the combination of the two Funds:

------------------------------------------------------------------------------------------------------------------------------
Proposal 1
                                                                                    Acquiring Fund          Pro-Forma Acquired
                                                      Acquired Fund (Large         (Large Cap Value         Fund and Acquiring
                                                     Cap Value CORE/SM/ II)            CORE/SM/)                   Fund
                                                     ---------------------          ---------------         ------------------
Net Assets .....................................           $6,596,000                 $43,987,000               $50,583,000
Shares Outstanding .............................              621,000                   4,268,000                 4,906,000
Net Asset Value Per Share ......................             $10.62                      $10.31                    $10.31

------------------------------------------------------------------------------------------------------------------------------
Proposal 2

                                                         Acquired Fund              Acquiring Fund          Pro-Forma Acquired
                                                         (Large/MidCap              (Large/Midcap           Fund and Acquiring
                                                           Value II)                    Value)                     Fund
                                                     ---------------------          ---------------         ------------------
Net Assets .....................................         $121,102,000                 $36,569,000              $157,671,000
Shares Outstanding .............................            8,480,000                   3,246,000                13,990,000
Net Asset Value Per Share ......................             $14.28                      $11.27                    $11.27


------------------------------------------------------------------------------------------------------------------------------

Proposal 3
                                                                                                            Pro-Forma Acquired
                                                          Acquired Fund             Acquiring Fund          Fund and Acquiring
                                                        (Active Bond II)             (Active Bond)                 Fund
                                                     ---------------------          ---------------         ------------------

Net Assets .....................................           $6,583,000                $816,297,000              $822,880,000
Shares Outstanding .............................              635,000                  86,035,000                86,670,000
Net Asset Value Per Share ......................             $10.37                       $9.49                     $9.49

------------------------------------------------------------------------------------------------------------------------------
Proposal 4

                                                            Acquired
                                                              Fund                    Acquiring             Pro-Forma Acquired
                                                          (Aggressive                    Fund               Fund and Acquiring
                                                            Balanced)                  (Managed)                  Fund
                                                     ---------------------          ---------------         ------------------

Net Assets .....................................          $20,378,000              $2,729,864,000            $2,750,242,000
Shares Outstanding .............................            2,087,000                 203,150,000               204,706,000
Net Asset Value Per Share ......................              $9.76                      $13.44                    $13.44


------------------------------------------------------------------------------------------------------------------------------
Proposal 5
                                                                                                            Pro-Forma Acquired
                                                       Acquired Fund Mid            Acquiring Fund          Fund and Acquiring
                                                           Cap Blend               (Growth & Income)               Fund
                                                     ---------------------          ---------------         ------------------

Net Assets .....................................          $22,599,000              $2,799,990,000            $2,822,589,000
Shares Outstanding .............................            1,876,000                 217,626,000               219,326,000
Net Asset Value Per Share ......................             $12.04                      $12.87                    $12.87


     At September 20, 2001, the net assets of each Fund were as follows:


Acquired Fund                               Corresponding Acquiring Fund
-------------                               ----------------------------
Large Cap Value CORE/SM/ II - $5,651,000    Large Cap Value CORE/SM/ - $42,822,000
Large/Mid Cap Value II - $93,573,000        Large/Mid Cap Value - $41,995,000
Active Bond II - $7,401,000                 Active Bond - $845,578,000
Aggressive Balanced - $16,018,000           Managed - $2,336,076,000
Mid Cap Blend - $16,779,000                 Growth & Income - $2,121,501,000

     In addition to the Fund combinations described in Proposals 1-5 above, certain of the Acquiring Funds are also planning to be the acquiring fund in a combination with certain other funds managed by an affiliate of John Hancock. Specifically, one such other funds having net assets of approximately $63 million at June 30, 2001, would combine with the Active Bond

Fund; and two such other Funds, having net assets at June 30, 2001 of approximately $6 million and $41 million, respectively, would combine with the Growth & Income Fund. Each of these transactions is subject to approval by the other funds' shareholders and other contingencies. They are currently planned for December 2001. If they do occur, these transactions would further increase the size of the Active Bond Fund and Growth & Income Fund.

                           DISTRIBUTION OF FUND SHARES

     The shares of all the Acquired Funds and all of the Acquiring Funds are identical shares of beneficial interest in the Trust, except that they each represent an interest in a different investment portfolio (series) of the Trust.

     Each Fund currently sells its shares exclusively to separate investment accounts of John Hancock and John Hancock's affiliated insurance companies to support variable annuity contracts and variable life insurance contracts (and any certificates thereunder) issued by those companies. These Accounts buy or redeem shares of the Fund based on (1) a Contract owner's instruction to invest or receive back monies under a Contract (such as making a premium payment or surrendering a Contract) and (2) the operation of a Contract (such as deduction of Contract fees and charges).

     Therefore, the "distribution" (marketing) of shares of both the Acquired Funds and the Acquiring Funds is highly dependent on the efforts and willingness of John Hancock and its affiliated companies to promote the offer and sale of the Funds as investment options under variable annuity and variable life insurance contracts they issue.

                         NET ASSET AND SHARE VALUATIONS

     Each Fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by an Account of a Contract owner's instructions. Each Fund calculates its NAV:

          . by dividing its net assets by the number of its outstanding shares,

          . once daily as of the close of regular trading on the New York Stock Exchange (generally at 4 p.m., New York City time) on each day the Exchange is open.

     The Funds can be expected to hold securities primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not calculate NAV. Consequently, NAV may change on days when Contract owners will not be able to instruct a separate account to buy or redeem fund shares.

     The Funds value their securities based on market quotations, amortized cost, valuations of independent pricing services, or fair value determined in accordance with procedures approved by the Trust's Trustees. A Fund may value securities at fair value where, for example, market quotations are not readily available, or the value of securities has been materially affected after the closing of a foreign market.

                     AGREEMENT AND PLAN OF REORGANIZATION

     To implement the proposed combination, the Funds have entered into an Agreement and Plan of Reorganization (the "Plan") that sets forth the terms and conditions of the combination. The Plan can be terminated at any time as to any combination by mutual agreement of the parties. Also, the Plan provides that each combination is subject to a prior condition that the shareholders of the Acquired Fund in that combination approve the transaction.

          INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

     This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports that the Trust has filed with the SEC pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940.

     The Trust and each of its investment portfolios, including the Acquired Funds and the Acquiring Funds, are subject to the informational requirements of the Investment Company Act of 1940 and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by those entities (including the Trust's Form N-14 Registration Statement of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the prescribed rates at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 1401 Brickell Avenue, Suite 200, Miami, Florida 33131; 500 West Madison Street, 14th Floor, Chicago, Illinois 60661; 1801 California Street, Suite 4800, Denver, Colorado 80202; and 5670 Wilshire Blvd., 11th Floor, Los Angeles, California 90036. The SEC also maintains a web site at http://www.sec.gov that contains information regarding Trust and other registrants that file electronically with the SEC.

     APPENDIX A - Basic Information About Each Acquiring Fund

     Basic information about each Acquiring Fund appears below on the following pages:

             Acquiring Fund                                         Page
             --------------                                         ----
             Large Cap Value CORE/SM/...............................A-1
             Large/Mid Cap Value....................................A-3
             Active Bond............................................A-5
             Managed................................................A-7
             Growth & Income........................................A-9

Large Cap Value CORE SM Fund

GOAL AND STRATEGY

This is a large cap stock fund with a value emphasis that seeks long-term capi-tal appreciation and dividend income.
The Fund invests primarily in a diversified mix of common stocks of large established U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.
The manager selects stocks using a combination of quantitative techniques and fundamental equity research. The manager employs an investment process known as CORE, "Computer Optimized, Research-Enhanced," that employs a proprietary quan-titative model. "CORE SM" is a service mark of Goldman, Sachs & Co. The manager identifies stocks that have strong expected earnings growth and momentum and better valuation and risk characteristics than the Russell 1000(R) Value Index. Stocks are purchased that have:

 . Low to modest valuation characteristics relative to general market measures, such as price/earnings ratio, book value and other fundamental accounting measures, and

 . favorable prospects for capital appreciation and/or dividend paying ability.

The Fund is managed using risk control techniques to maintain risk, style, cap-italization and sector characteristics similar to the Russell 1000(R) Value Index. The Fund is broadly diversified by sector.
The Fund normally invests in 100 to 350 stocks, with at least 65% (usually higher) of the Fund's assets in large cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, Standard & Poor's Depositary Receipts (SPDRs) and other Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on indices or other secu-rities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Goldman Sachs Asset Management,
A unit of the Investment Management
Division of Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

Managing since 1988
Managing Fund since August, 1999
Managed approximately $282 billion
in assets at the end of 2000

FUND MANAGERS

Robert C. Jones
-----------------
Managing Director of subadviser
Joined subadviser in 1989

Melissa R. Brown
-----------------
Managing Director of subadviser
Joined subadviser in 1998
Director of Quantitative Equity Research at Prudential Securities (1983-1998)

Victor H. Pinter
-----------------
Vice President of subadviser
Joined subadviser in 1989

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year


                                    [GRAPH]

                               2000       5.12%


Best quarter: up 8.62%, third quarter 2000 Worst quarter: down 4.14%, first quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

              Fund  Index
1 year        5.12% 7.01%
Life of fund  6.58% 6.59%

Index: Russell 1000(R) Value Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary
-------

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large cap" approach carries the risk that in certain markets large cap stocks will underperform small and mid cap stocks.

Secondary
---------

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on August 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

                                                                                          Six Months
                                                                                             Ended
                                                                                            6/30/01
Period:                                                       1999**           2000       (Unaudited)
Net asset value, beginning of period                          $10.00         $ 10.16        $ 10.42
Income from investment operations:
 Net investment income (loss)                                   0.04            0.15           0.04
 Net realized and unrealized gain (loss) on investments*        0.31            0.36          (0.11)
 Total from investment operations                               0.35            0.51          (0.07)
Less distributions:
 Distributions from net investment income and capital paid in  (0.04)          (0.16)         (0.04)
 Distributions from net realized gain on investments sold      (0.14)*(j)      (0.06)*(j)        --
 Distributions in excess of income, capital paid in & gains    (0.01)          (0.03)            --
 Total distributions                                           (0.19)          (0.25)         (0.04)
Net asset value, end of period                                $10.16         $ 10.42        $ 10.31
Total investment return****                                     3.58%(a)        5.12%         (0.66%)(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $6,371         $18,164        $43,987
Ratio of expenses to average net assets (%)***                  0.85%(b)(c)     0.85%(c)       0.84%(b)(c)
Ratio of net investment income (loss) to average net assets
 (%)                                                            1.13%(b)        1.54%          0.93%(b)
Turnover rate (%)                                              30.90%(a)       59.15%         29.44%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations on August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.17% and 1.09% for the years ended December 31, 1999 and 2000, respectively.
**** The performance shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
a    Not annualized.
b    Annualized.
c Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.09% and 1.17% for the years ended December 31, 2000 and 1999, respectively and 1.00% for the period ended June 30, 2001.

Large/Mid Cap Value Fund

GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for:

 . stocks in the Russell 1000(R) Value Index, or

 . stocks with dividend yields greater than the Russell 1000(R) Index, or

 . stocks with price/book ratios lower than the Russell 1000(R) Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and sector weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 90 to 130 stocks, with at least 65% (usually high-er) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since August, 1999
Managed approximately $274 billion
in assets at the end of 2000

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976

PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

                                    [GRAPH]

                                2000     13.41%


Best quarter: up 11.62%, first quarter 2000 Worst quarter: down 5.65%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        13.41% 7.01%
Life of fund  13.76% 6.59%

Index: Russell 1000(R) Value Index

* Began operations on August 31, 1999.

MAIN RISKS

Primary
-------

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Secondary
---------

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since its inception on August 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).


                                                                                      Six Months
                                                                                        Ended
                                                                                       6/30/01
Period:                                                       1999**         2000    (Unaudited)
Net asset value, beginning of period                          $10.00      $ 10.42       $ 11.57
Income from investment operations:
 Net investment income (loss)                                   0.03         0.09          0.05
 Net realized and unrealized gain (loss) on investments*        0.45         1.30         (0.30)
 Total from investment operations                               0.48         1.39         (0.25)
Less distributions:
 Distributions from net investment income and capital paid in  (0.03)       (0.10)        (0.05)
 Distributions from net realized gain on investments sold      (0.02)       (0.08)           --
 Distributions in excess of income, capital paid in & gains    (0.01)       (0.06)           --
 Total distributions                                           (0.06)       (0.24)        (0.05)
Net asset value, end of period                                $10.42      $ 11.57       $ 11.27
Total investment return****                                     4.72%(a)    13.41%        (2.22)%(a)
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $6,101      $15,728       $36,569
Ratio of expenses to average net assets (%)***                  1.05%(b)(c)  1.05%(c)      1.03%(b)(c)
Ratio of net investment income (loss) to average net assets
 (%)                                                            0.94%(b)     0.97%         0.88%(b)
Turnover rate (%)                                              23.03%(a)    86.97%        38.78%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**   Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.42% and 1.36% for the years ended December 31, 1999 and 2000, respectively.
**** The performance shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(a) The amount shown at this caption for each Fund share outstanding throughout the year may not accord with the change in aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the Fund shares in relation to the fluctuating market values of the portfolio.
(b)  Annualized.
(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.36% and 1.42% for the years ended December 31, 2000 and 1999, respectively, and 1.16% for the period ended June 30, 2001.

Active Bond Fund

GOAL AND STRATEGY

This is an intermediate term bond fund of medium credit quality that seeks income and capital appreciation.

The Fund primarily invests in a diversified mix of debt securities including:

 . U.S. Treasury and agency securities;

 . foreign government and agency securities (if dollar-denominated);

 . corporate bonds, both U.S. and foreign (if dollar-denominated); and

 . mortgage-backed and asset-backed securities.

The manager normally invests:

 . mostly in investment grade debt securities; and

 . no more than 25% of the Fund's assets in high yield bonds.

The manager seeks to identify specific bond sectors, industries and specific bonds that are attractively priced. The manager tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. The manager uses proprietary research to identify securities that are undervalued.

The manager evaluates bonds of all quality levels and maturities from many dif-ferent issuers. The Fund normally has an average credit rating of "A" or high-er.

The Fund normally has 10% or less of its assets in cash and cash equivalents. The Fund may purchase other types of securities that are not primary investment vehicles, for example: emerging market debt securities, and certain derivatives (investments whose value is based on indices or other securities). The manager actively uses derivatives, such as futures, to adjust the Fund's average matu-rity and seeks to keep the Fund's interest rate sensitivity in line with the overall market.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199

Owned by John Hancock
Managing since 1968
Managing Fund since May, 1995
Managed approximately $32 billion in assets at the end of 2000

FUND MANAGER

James K. Ho, CFA
-----------------
Executive Vice President of subadviser
Managed fund since 1995
Associated with subadviser since 1985
Began career in 1977

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                             1991          16.70%
                             1992           7.70%
                             1993          10.80%
                             1994          -2.57%
                             1995          19.55%
                             1996           4.10%
                             1997          10.11%
                             1998           8.23%
                             1999          -0.94%
                             2000          10.45%


Best quarter: up 7.14%, second quarter 1989 Worst quarter: down 2.51%, first quarter 1994

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        10.45% 11.63%
5 years        6.30%  6.46%
10 years       8.20%  7.96%
Life of fund   8.04%  8.16%

Index: Lehman Brothers Aggregate Bond Index

* Began operations on March 29, 1986.

MAIN RISKS

Primary
-------
Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.
High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary
---------

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, and economic, polit-ical and social instability. Factors such as lack of liquidity, foreign owner-ship limits and restrictions on removing currency also pose special risks. All foreign securities have some degree of foreign risk. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since January 1, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

                                                                                 Six Months
                                                                                   Ended
                                                                                  6/30/01
Period:                         1996      1997      1998      1999       2000   (Unaudited)
Net asset value, beginning
 of period                    $10.13  $   9.77  $   9.95     $9.92   $   9.12     $   9.44
Income from investment
 operations:
 Net investment income
  (loss)                        0.69      0.71      0.69      0.67       0.64         0.29
 Net realized and
  unrealized gain (loss) on
  investments*                 (0.31)     0.24      0.11     (0.76)      0.28         0.06
 Total from investment
  operations                    0.38      0.95      0.80     (0.09)      0.92         0.35
Less distributions:
 Distributions from net
  investment income and
  capital paid in              (0.69)    (0.71)    (0.69)    (0.71)     (0.60)       (0.30)
 Distributions from net
  realized gain on
  investments sold             (0.05)    (0.06)    (0.14)        --         --          --
 Distributions in excess of
  income, capital paid in &
  gains                            --        --        --        --         --          --
 Total distributions           (0.74)    (0.77)    (0.82)    (0.71)     (0.60)       (0.30)
Net asset value, end of
 period                     $   9.77  $   9.95  $   9.92  $   9.12   $   9.44     $   9.49
Total investment return**       4.10%    10.11%     8.23%    (0.94)%    10.45%        3.63%(a)
Ratios and supplemental
 data
Net assets, end of period
 (000s omitted)($)          $726,111  $803,770  $907,121  $850,286   $842,299     $816,297
Ratio of expenses to
 average net assets (%)         0.29%     0.31%     0.29%     0.28%      0.41%(e)     0.71%(b)(c)
Ratio of net investment
 income (loss) to average
 net assets (%)                 7.07%     7.18%     6.84%     6.97%      6.98%         6.13%(b)(d)
Turnover rate (%)             119.12%   138.29%   228.74%   182.90%    224.24%       130.85%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

** the performance shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(a) The amount shown at this caption for each Fund share outstanding throughout the year may not accord with the change in aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawls of the Fund shares in relation to the fluctuating market values of the portfolio.

(b) Annualized.

(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .73% for the period ended June 30, 2001.

(d) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 6.33% for the period ended June 30, 2001.

(e) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .44% for the year ended December 31, 2000.

Managed Fund

GOAL AND STRATEGY

This is a non-diversified balanced stock and bond fund that seeks income and long-term capital appreciation.
The Fund invests primarily in a diversified mix of:

 . common stocks of large and mid sized U.S. companies, and

 . bonds with an overall intermediate term average maturity.

The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about Novem-ber 1, 2000, the assets of the Fund were allocated between the two subadvisers with Capital Guardian receiving $500 million (approximately 16% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemptions will be allocated on an asset-weighted basis. These alloca-tion methodologies may change in the future.

Independence Investment LLC ("Independence") selects stocks and bonds using a combination of proprietary research and quantitative tools. Stocks are pur-chased that are undervalued relative to the stock's history and have improving earnings growth prospects. Bonds are purchased that are attractively priced based upon market fundamentals and technical factors. Independence seeks to maintain risk and sector characteristics of the Fund similar to those of the overall equity market.

Independence's portion of the Fund has a target mix of 60% equities and 40% bonds, but Independence actively manages the mix within +/- 10 percentage points of the target mix. Independence normally invests its equity portion in 80 to 160 stocks, with at least 65% (usually higher) in large cap companies. Independence may invest up to 30% of its bond assets in high yield and foreign bonds (denominated in foreign currencies).

Capital Guardian Trust Company ("Capital Guardian") selects stocks and bonds using proprietary fundamental research that focuses on identifying securities that are believed to be undervalued (i.e., with current prices below long-term value).

Capital Guardian's portion of the Fund has a target mix of 70% equities and 30% bonds, but Capital Guardian actively manages the mix within +/- 15 percentage points of the target mix.

Capital Guardian uses a multiple portfolio manager system in which the stock and bond portions of the Fund are each managed by multiple portfolio managers and/or research analysts. Capital Guardian's strategy is normally broadly diversified since its exposures reflect the aggregate decisions of the multiple portfolio managers and research analysts.

Capital Guardian's equity sector exposures are a result of stock selection as opposed to prede termined allocations. Capital Guardian normally invests its equity portion in 75 to 150 stocks, with at least 65% (usually higher) in large and mid cap companies. Capital Guardian may invest up to 30% of its bond assets in high yield and foreign bonds (denominated in foreign currencies).

The Fund is "non-diversified," which means that it can take larger positions in individual issuers.

Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). Each portion of the Fund may use derivatives, such as futures and forwards, to manage the Fund's average maturity and to implement foreign currency strategies.

In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109
Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:
John C. Forelli (equity)
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1990
Jay C. Leu, CFA (fixed income)
-----------------
Senior Vice President of subadviser
Joined team in 1998
Joined subadvisor in 1997
Portfolio Manager, Pacific Capital Asset Management (1995-1997)

SUBADVISER

Capital Guardian Trust Company
333 South Hope Street
Los Angeles, California 90071
Managing since 1968
Managing Fund since November, 2000
Managed approximately $122 billion in assets at the end of 2000

FUND MANAGERS

Equity
Managed by team of 23 research analysts
Average of 10 years with Capital Guardian
Average of 14 years industry experience

Fixed Income

Team managed by 3 portfolio managers
Average of 15 years with Capital Guardian
Average of 18 years industry experience
See Appendix A for more details

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                              1991         22.00%
                              1992          7.70%
                              1993         11.60%
                              1994         -2.23%
                              1995         27.09%
                              1996         10.72%
                              1997         18.72%
                              1998         20.42%
                              1999          9.10%
                              2000          0.03%

Best quarter: up 14.77%, fourth quarter 1998 Worst quarter: down 7.22%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund  Index 1 Index 2 Index 3**
1 year         0.03%  -9.11%  11.63%  -0.99%
5 years       11.55%  18.35%   6.46%  12.96%
10 years      12.15%  17.46%   7.96%  13.02%
Life of fund  11.57%  15.26%   8.16%  12.09%

Index 1: S&P 500 Index
Index 2: Lehman Brothers Aggregate Bond Index
Index 3: A composite index combining the performance of the following indices over the periods indicated: 50% S&P 500 Index/50% Lehman Brothers Aggregate Bond Index (from inception through December, 1997) and 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index (after December,
         1997)
*  Began operations on March 29, 1986.
** John Hancock believes Index 3 is a more suitable index against which to meas-ure the fund's performance because it more closely matches the fund's changes in investment strategy since inception.

MAIN RISKS

Primary
-------

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Market Allocation Risk: The allocation of the Fund's assets among major asset classes (i.e., stocks, bonds, and short-term debt securities) may (1) reduce the Fund's holdings in a class whose value then increases unexpectedly, or (2) increase the Fund's holdings in a class just prior to its experiencing a loss of value.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a specific security's poor performance will hurt the fund significantly.

Interest Rate Risk: When interest rates rise, the Fund's bond yields will gen-erally rise and the Fund's bond prices will generally fall. When interest rates fall, the reverse will generally occur. The longer the average remaining matu-rity of bonds held by the Fund, the more sensitive the Fund is to interest rate risk. This Fund has more interest rate risk than a short-term bond fund, but less interest rate risk than a long-term bond fund.

Credit Risk: An issuer of a bond held by the Fund may default on its obligation to pay interest and repay principal. Also, the credit rating of a bond held by the Fund may be downgraded. In either case, the value of the bond held by the Fund would fall. All bonds have some credit risk, but in general lower-rated bonds have higher credit risk.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

High Yield Bond Risk: Junk bonds, defined as bond securities rated below BBB- /Baa3, may be subject to more volatile or erratic price movements due to investor sentiment. In a down market, these high yield securities become harder to value or to sell at a fair price.

Prepayment/Call Risk: The Fund's share price or yield could be hurt if interest rate movements cause the Fund's mortgage-related and callable securities to be paid off substantially earlier than expected.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Secondary

Foreign Risk: The Fund's foreign securities will pose special risks, due to limited government regulation, lack of public information, economic, political and social instability and foreign currency rate fluctuations. Factors such as lack of liquidity, foreign ownership limits and restrictions on removing currency also pose special risks. However, to the extent the Fund invests in emerging market countries, it will have a significantly higher degree of foreign risk than if it invested exclusively in developed or newly-industrialized countries.

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since January 1, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

                                                                                       Six Months
                                                                                         Ended
                                                                                        6/30/01
Period:                       1996        1997        1998        1999        2000    (Unaudited)
Net asset value,
 beginning of period         $13.73      $13.35      $14.35      $15.64      $15.45      $ 13.82
Income from investment
 operations:
 Net investment income
  (loss)                       0.61        0.59        0.46        0.44        0.44         0.15
 Net realized and
  unrealized gain (loss)
  on investments*              0.81        1.86        2.43        0.94       (0.45)       (0.38)
 Total from investment
  operations                   1.42        2.45        2.89        1.38       (0.01)       (0.23)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.61)      (0.67)      (0.51)      (0.43)      (0.44)       (0.15)
 Distributions from net
  realized gain on
  investments sold            (1.19)      (0.78)      (1.09)      (1.14)      (1.18)          --
 Distributions in excess
  of income, capital
  paid in & gains                --          --          --          --          --           --
 Total distributions          (1.80)      (1.45)      (1.60)      (1.57)      (1.62)       (0.15)
Net asset value, end of
 period                      $13.35      $14.35      $15.64      $15.45      $13.82      $ 13.44
Total investment return**     10.72%      18.72%      20.42%       9.10%       0.03%       (1.73)%(a)
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,386,660  $2,800,127  $3,301,910  $3,430,919  $2,995,794   $2,729,864
Ratio of expenses to
 average net assets (%)        0.36%       0.37%       0.36%       0.36%       0.46%        0.77%(b)
Ratio of net investment
 income (loss) to
 average net assets (%)        4.41%       4.18%       2.99%       2.75%       2.86%        2.19%(b)(c)
Turnover rate (%)            113.61%     200.41%     160.57%     203.86%     210.35%       90.71%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

** The performance shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(a) Not annualized.

(b) Annualized.

(c) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 1.58% for the period ended June 30, 2001.

Growth & Income Fund

GOAL AND STRATEGY


This is a non-diversified large and mid-cap stock fund that seeks income and long-term capital appreciation.


The Fund invests primarily in a diversified mix of common stocks of large and mid-sized U.S. companies.


The Fund employs two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. On or about Novem-ber 1, 2000, the assets of the Fund were allocated between the two subadvisers with Putnam receiving $1 billion (approximately 26% of the Fund's assets as of October 31, 2000) and Independence the remainder. All subsequent investments in the Fund will be allocated equally between the two subadvisers, while redemp-tions will be allocated on an asset-weighted basis. These allocation methodolo-gies may change in the future.


Independence Investment LLC ("Independence") selects stocks using a combination of proprietary equity research and quantitative tools. Stocks are purchased that are undervalued relative to the stock's history and have improving earn-ings growth prospects.


Independence seeks to maintain risk and sector characteristics similar to the market benchmark for its portion of the Fund. Independence normally invests in 80 to 160 stocks, with at least 65% (usually higher) of its assets in large cap companies.


Putnam Investment Management, LLC ("Putnam") selects stocks using a combination of:


 . a systematic screening approach to rank stocks based on: fundamental cata-lyst (such as earnings surprise and momentum); valuation (such as price-to-sales ratio); and financial strength (such as superior cash flow); and


 . proprietary fundamental equity research to identify companies with strong and innovative management teams, opportunities for above average growth within their industry and strong competitive positioning relative to peers and suppliers.


Putnam seeks broad diversification by security and sector and uses risk manage-ment tools and qualitative judgement to determine sector and stock-specific weightings. Putnam normally invests in 65 to 110 stocks, with at least 65% (usually higher) of its assets in large and mid cap companies.


The Fund is "non-diversified", which means that it can take larger positions in individual issuers.


Each portion of the Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. Each portion of the Fund may invest in initial public offerings (IPOs). Each portion of the Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how deriva-tives may be used, Putnam may invest in stock index futures to manage cash flow.


In abnormal market conditions, each portion of the Fund may take temporary defensive measures--such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those measures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------
SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Owned by John Hancock
Managing since 1982
Managing Fund and its predecessor since March, 1986
Managed approximately $25 billion in assets at end of 2000

FUND MANAGERS
Management by investment team overseen by:

Paul F. McManus
-----------------
Senior Vice President of subadviser
Joined team in 1996
Joined subadviser in 1982

SUBADVISER

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

Managing since 1937
Managing Fund since November, 2000
Managed approximately $370 Billion in assets at the end of 2000

FUND MANAGERS

Management by investment team overseen by:

C. Beth Cotner, CFA
-----------------
Managing Director and Chief Investment Officer of subadviser
Joined subadviser in 1995
Began career in 1976

PAST PERFORMANCE

The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may also help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the variable contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar years


                                    [GRAPH]

                              1991        26.00%
                              1992         8.90%
                              1993        13.33%
                              1994        -0.56%
                              1995        34.21%
                              1996        20.10%
                              1997        29.79%
                              1998        30.25%
                              1999        16.23%
                              2000       -13.10%


Best quarter: up 24.07%, fourth quarter 1998 Worst quarter: down 12.05%, third quarter 1998

Average annual total return -- for periods ending 12/31/2000*

               Fund   Index
1 year        -13.10% -9.11%
5 years        15.44% 18.35%
10 years       15.58% 17.46%
Life of fund   14.17% 15.26%

Index: S & P 500 Index

*Began operations on March 29, 1986.

MAIN RISKS

Primary
-------

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concen-trated in certain sectors, the Fund's performance could be worse than the overall market.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "large/mid cap" approach carries the risk that in certain markets large/mid cap stocks will underperform small cap stocks.

Non-Diversified Fund Risk: The Fund's larger position in individual issuers could produce more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more likely it is that a spe-cific security's poor performance will hurt the fund significantly.

Small/Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Turnover Risk: In general, the greater the volume of buying and selling by a fund (i.e., the higher its "turnover rate"), the greater the impact that bro-kerage commissions and other transaction costs will have on the fund's perfor-mance. Any turnover rate in excess of 100% is considered relatively high. Nor-mally, the Fund's turnover rate will be greater than 100%.

Initial Public Offering Risk: The fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.

Secondary
---------

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally con-sidered more risky than direct investments. Also, in a down market, deriva-tives could become harder to value or sell at a fair price.
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS The financial highlights table below is intended to help you understand the Acquiring Fund's financial performance since January 1, 1996. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that a shareholder would have earned (lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the information as of June 30, 2001 (which is unaudited) the information in the below table has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Trust's Annual Report to Shareholders for the year ended December 31, 2000 (which is available upon request via the phone number or address on the cover page of this Proxy Statement/Prospectus).

                                                                                        Six Months
                                                                                          Ended
                                                                                         6/30/01
Period:                        1996        1997        1998        1999        2000    (Unaudited)
Net asset value,
 beginning of period         $13.94  $    14.65  $    16.61  $    19.49  $    20.01      $    14.18
Income from investment
 operations:
 Net investment income
  (loss)                       0.34        0.27        0.23        0.20        0.17            0.02
 Net realized and
  unrealized gain (loss)
  on investments*              2.43        4.07        4.75        2.88       (2.77)          (1.31)
 Total from investment
  operations                   2.77        4.34        4.98        3.08       (2.60)          (1.29)
Less distributions:
 Distributions from net
  investment income and
  capital paid in             (0.34)      (0.27)      (0.23)      (0.20)      (0.40)          (0.02)
 Distributions from net
  realized gain on
  investments sold            (1.72)      (2.11)      (1.87)      (2.36)      (2.69)             --
 Distributions in excess
  of income, capital
  paid in & gains                --          --          --          --       (0.14)             --
 Total distributions          (2.06)      (2.38)      (2.10)      (2.56)      (3.23)          (0.02)
Net asset value, end of
 period                  $    14.65  $    16.61  $    19.49  $    20.01  $    14.18      $    12.87
Total investment return**     20.10%      29.79%      30.25%      16.23%     (13.10)%         (9.13)%(a)
Ratios and supplemental
 data
Net assets, end of
 period (000s
 omitted)($)             $2,047,927  $2,785,964  $3,670,785  $4,218,841  $3,324,988      $2,799,990
Ratio of expenses to
 average net assets (%)        0.27%       0.28%       0.27%       0.28%       0.40%           0.77%(b)(c)
Ratio of net investment
 income (loss) to
 average net assets (%)        2.24%       1.61%       1.24%       0.98%       0.84%          (0.35)%(b)
Turnover rate (%)             81.02%      74.56%      48.45%      70.16%     112.94%          43.75%(a)

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.

** The performance shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(a) Not annualized.

(b) Annualized.

(c) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .78% for the period ended June 30, 2001.

     APPENDIX B - Performance Information Pertaining to each Acquiring Fund

     Information about the performance of each Acquiring Portfolio appears below on the following pages:

             Acquiring Fund                                         Page
             --------------                                         ----
             Large Cap Value CORE/SM/...............................B-2
             Large/Mid Cap Value....................................B-3
             Active Bond............................................B-4
             Managed................................................B-5
             Growth & Income........................................B-7

                                                   Inception: August 31, 1999

 Large Cap Value CORE Fund
 Goldman Sachs Asset Management                            Brown/Jones/Pinter


 During the one-year reporting period the Large Cap Value CORE Fund generated a total cumulative return of 5.12%, versus the 7.01% total cumulative return of the Fund's benchmark, the Russell 1000 Value Index.
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.
 Over the reporting period the returns of our various investment themes were extremely erratic. In fact, virtually every theme experienced one of its best months since inception, as well as at least one of its worst months ever. In addition, some months saw extremely positive returns for one variable and extremely negative for another--reflecting the high overall return dispersion nature of the market.
 The CORE themes struggled within the Index universe, especially the Value theme. In particular, Value had its two worst quarters (second and fourth quarters) since inception, and the fourth quarter of 2000 marked the worst quarter since inception of our Momentum and Stability themes. Though Research did not do as badly as the other three themes, it did have a slightly negative return for the year. Strong stock selection within the Financial and Consumer Non-Cyclical sectors helped returns, though we lagged the benchmark in the Consumer Services and Consumer Cyclical sectors.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

                                [GRAPH]

                  Large Cap Value    Russell 1000
                     CORE Fund       Value Index

        8/31/99      $10,000.00       $10,000.00
        9/30/99        9,710.99         9,650.00
       10/31/99       10,331.58        10,205.84
       11/30/99       10,222.01        10,126.23
       12/31/99       10,357.99        10,174.84
        1/31/00        9,966.70         9,843.14
        2/29/00        9,306.14         9,111.80
        3/31/00       10,353.69        10,223.43
        4/30/00       10,235.53        10,104.84
        5/31/00       10,315.02        10,210.94
        6/30/00        9,925.40         9,744.30
        7/31/00       10,094.18         9,866.11
        8/31/00       10,735.04        10,414.66
        9/30/00       10,780.50        10,510.48
       10/31/00       10,929.67        10,769.04
       11/30/00       10,420.97        10,369.50
       12/31/00       10,888.02        10,889.02

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Citigroup, Inc.                                 4.3%            1.4%
Exxon Mobil Corp.                               3.9%            2.2%
SBC Communications, Inc.                        2.4%            1.1%
Johnson & Johnson                               2.3%            0.1%
American International Group, Inc.              2.3%            0.8%
Merck & Co., Inc.                               2.1%            N/A
Verizon Communications                          1.9%            N/A
Wells Fargo & Co.                               1.8%            0.6%
Chevron Corp.                                   1.6%            0.7%
Morgan Stanley, Dean Witter, Discover & Co.     1.4%            0.4%

Average Annual Total Returns*
---------------------------------------------------------------------------
                              Large Cap       Russell 1000     MorningStar
                           Value CORE Fund    Value Index      Peer Group+
                          ----------------    ------------     -----------
1 Year                          5.12%             7.01%           7.01%
Since Inception (8/31/99)       6.58              6.60             N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
Financial                 29.8%        Consumer Cyclical         8.0%
Energy                    11.0%        Capital Equipment         7.8%
Health Care                9.4%        Technology                7.4%
Utility                    8.7%        Basic Material            4.0%
Consumer Staple            8.1%        Retail                    3.0%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Value investment category.

                                                    Inception: August 31, 1999

 Large/Mid Cap Value Fund
 Wellington Management Company, LLP                          D. Chu/L. Gabriel


 During the fourth quarter, the Large/Mid Cap Value Fund gained 4.14%, outperforming the Fund's benchmark, the Russell 1000 Value Index, which increased 3.6% for the quarter ended December 31, 2000. For the one-year period ending December 31, 2000 the Fund returned 13.41% well ahead of its 2001 benchmark which only increased 7.0%.
 The US equity market lost ground during the fourth quarter due to fears over eroding corporate earnings, high energy prices, and uncertainty concerning the outcome of the US presidential election. Growth stocks lagged while value issues led the way as the Russell 1000 Value Index (3.6%) outperformed the Russell 1000 Growth Index (-21.4%) during the fourth quarter.
 During the quarter, the Fund's sector weights were kept closely in line with those of the Russell 1000 Value Index. The sectors in the Fund that added the most value were finance and energy. Conversely, the utilities and health care sectors detracted from returns.
 Some of the Fund's largest contributors through stock selection during the quarter include: Washington Mutual, which was the Fund's top performer, Ultramar Diamond Shamrock, which was a solid performer in the energy sector, and Fannie Mae, which was able to beat expectations, driven by strong loan growth and stable credit conditions.
 The year 2000 was the beginning of what we believe to be a longer-term rally in US larger capitalization value stocks. A Euro that has strengthened from the 2000 lows will boost larger-company profits, while continued consolidation in many economically sensitive sectors will drive the returns of many value stocks upward in the quarters to come. As we begin the New Year, we continue to believe that broad diversification across economic sectors is a central tenet of the investment strategy. We will continue to look for opportunities in large cap stocks that represent value through active Fund management.

                                    [GRAPH]
                           Large/Mid Cap          Russell 1000
                            Value Fund            Value Index

        8/31/99               $10,000               $10,000
        9/30/99                 9,787                 9,650
       10/31/99                10,352                10,206
       11/30/99                10,295                10,126
       12/31/99                10,472                10,175
        1/31/00                10,031                 9,843
        2/29/00                 9,614                 9,112
        3/31/00                10,829                10,223
        4/30/00                10,445                10,105
        5/31/00                10,607                10,211
        6/30/00                10,218                 9,744
        7/31/00                10,452                 9,866
        8/31/00                11,179                10,415
        9/30/00                11,405                10,510
       10/31/00                11,710                10,769
       11/30/00                11,229                10,370
       12/31/00                11,877                10,889

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Citigroup, Inc.                                 3.3%            2.2%
Verizon Communications                          3.1%            N/A
Washington Mutual, Inc.                         2.9%            N/A
Exxon Mobile Corp.                              2.6%            N/A
Federal National Mortgage Assoc.                2.4%            1.0%
American International Group, Inc.              2.4%            0.8%
Cigna Corp.                                     2.2%            0.7%
Wachovia Corp.                                  2.0%            0.7%
KeyCorp                                         N/A             N/A
Sara Lee Corp.                                  1.9%            0.3%

Average Annual Total Returns*
---------------------------------------------------------------------------
                          Large/Mid Cap        Russell 1000     MorningStar
                            Value Fund         Value Index      Peer Group+
                          -------------        ------------     -----------
1 Year                        13.41%               7.01%           11.37%
Since Inception (8/31/99)     13.76                6.60             N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
Financial                  8.6%        Utility                   5.1%
Technology                 8.5%        Health Care               4.7%
Capital Equiptment         7.9%        Consumer Staple           4.1%
Energy                     7.6%        Basic Material            N/A
Consumer Staple            7.5%        Retail                    2.9%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 50% weighting of the Large Cap Value category and a 50% weighting of the Mid Cap Value category.

                                                     Inception: March 29, 1986

 Active Bond Fund (Formerly Sovereign Bond Fund)
 John Hancock Advisers, Inc.                                          James Ho

 During the quarter the Fund gained 3.84%, underperforming the Lehman Aggregate Index at 4.21%. YTD the Fund performed well on an absolute basis, returning 10.45%, though underperforming the index return of 11.63%. Underperformance can be attributed to the Fund's bias towards spread product, as most spread sectors underperformed Treasuries for both periods. Treasuries had their best year of performance since 1995. Our underweight position in this sector relative to the benchmark, for both the quarter and year, detracted from performance results. The Fund's overweight position in corporate bonds relative to the index detracted from performance results for both the quarter and 2000.
 With the unexpected and aggressive rate cut on January 3rd, the Fed effectively put a floor under the economy and the risk of recession is greatly reduced. Given an expected upturn in the economy later in 2001 in response to this stimulus action, we think interest rates may be close to bottom. We plan to use periods of market strength to reduce interest rate sensitivity by shortening duration. With a backdrop of a stronger economy expected, we plan to reduce our defensive stance. We'll likely reduce our Treasury holdings and asset backed securities and increase investments in the high-yield sector, which currently offers very attractive values and yields. We'll also look for attractive values among lower-rated investment grade issues. Additionally, we're likely to move away from defensive industry sectors-- such as energy, health care and utilities-in favor of more economically sensitive sectors such as autos, home building and financials. Our neutral weighting in mortgage securities is likely to remain constant, and we will emphasize prepayment-resistant securities with coupons of between 6% and 7%. Emerging markets may present opportunities, especially if the U.S. economy rebounds.


                                                      [GRAPH]

            Active Bond  Active Bond                 Active Bond  Active Bond
               Fund       Benchmark                     Fund       Benchmark

  12/31/90    $10,000       $10,000        01/31/96    $16,299       $16,061
  01/31/91     10,081        10,112        02/29/96     15,986        15,721
  02/28/91     10,204        10,199        03/31/96     15,888        15,589
  03/31/91     10,298        10,269        04/30/96     15,808        15,481
  04/30/91     10,448        10,387        05/31/96     15,804        15,455
  05/31/91     10,526        10,436        06/30/96     15,964        15,662
  06/30/91     10,534        10,425        07/31/96     16,015        15,698
  07/31/91     10,648        10,556        08/31/96     16,027        15,660
  08/31/91     10,889        10,799        09/30/96     16,317        15,939
  09/30/91     11,110        11,025        10/31/96     16,664        16,311
  10/31/91     11,219        11,123        11/30/96     16,925        16,611
  11/30/91     11,313        11,234        12/31/96     16,868        16,426
  12/31/91     11,666        11,613        01/31/97     16,931        16,446
  01/31/92     11,553        11,441        02/28/97     17,011        16,481
  02/29/92     11,583        11,501        03/31/97     16,831        16,284
  03/31/92     11,554        11,438        04/30/97     17,061        16,522
  04/30/92     11,628        11,507        05/31/97     17,253        16,676
  05/31/92     11,822        11,730        06/30/97     17,479        16,876
  06/30/92     11,976        11,902        07/31/97     18,003        17,392
  07/31/92     12,265        12,207        08/31/97     17,826        17,198
  08/31/92     12,398        12,316        09/30/97     18,115        17,468
  09/30/92     12,565        12,483        10/31/97     18,271        17,747
  10/31/92     12,412        12,292        11/30/97     18,372        17,841
  11/30/92     12,374        12,281        12/31/97     18,573        18,028
  12/31/92     12,559        12,492        01/31/98     18,828        18,283
  01/31/93     12,783        12,765        02/28/98     18,812        18,246
  02/28/93     13,049        13,030        03/31/98     18,919        18,303
  03/31/93     13,121        13,075        04/30/98     19,011        18,394
  04/30/93     13,203        13,175        05/31/98     19,180        18,591
  05/31/93     13,196        13,169        06/30/98     19,364        18,781
  06/30/93     13,467        13,468        07/31/98     19,400        18,796
  07/31/93     13,581        13,554        08/31/98     19,591        19,162
  08/31/93     13,868        13,865        09/30/98     20,040        19,710
  09/30/93     13,936        13,914        10/31/98     19,852        19,570
  10/31/93     13,951        13,971        11/30/98     20,043        19,688
  11/30/93     13,846        13,813        12/31/98     20,102        19,735
  12/31/93     13,911        13,874        01/31/99     20,287        19,875
  01/31/94     14,114        14,082        02/28/99     19,871        19,402
  02/28/94     13,855        13,775        03/31/99     20,013        19,499
  03/31/94     13,561        13,438        04/30/99     20,076        19,548
  04/30/94     13,440        13,326        05/31/99     19,859        19,346
  05/31/94     13,417        13,302        06/30/99     19,809        19,286
  06/30/94     13,404        13,271        07/31/99     19,769        19,232
  07/31/94     13,621        13,537        08/31/99     19,730        19,217
  08/31/94     13,654        13,542        09/30/99     19,906        19,390
  09/30/94     13,495        13,338        10/31/99     19,946        19,462
  10/31/94     13,473        13,323        11/30/99     20,016        19,460
  11/30/94     13,448        13,299        12/31/99     19,913        19,366
  12/31/94     13,554        13,387        01/31/00     19,830        19,302
  01/31/95     13,812        13,644        02/29/00     20,053        19,536
  02/28/95     14,143        13,960        03/31/00     20,256        19,794
  03/31/95     14,253        14,054        04/30/00     20,178        19,736
  04/30/95     14,459        14,249        05/31/00     20,160        19,727
  05/31/95     15,081        14,846        06/30/00     20,583        20,137
  06/30/95     15,211        14,965        07/31/00     20,748        20,320
  07/31/95     15,145        14,907        08/31/00     21,062        20,615
  08/31/95     15,320        15,098        09/30/00     21,181        20,745
  09/30/95     15,474        15,252        10/31/00     21,293        20,882
  10/31/95     15,726        15,476        11/30/00     21,576        21,224
  11/30/95     15,960        15,731        12/31/00     21,994        21,619
  12/31/95     16,203        15,962


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Government National Mortgage Assoc.        25.9%              22.1%
U.S. Treasury                              11.4%              18.4%
Federal National Mortgage Assoc.            8.8%              10.4%
GMAC Commercial Mortgage Securities, Inc.   1.4%               1.4%
Peco Energy Transition Trust                1.3%               0.3%
Hydro-Quebec                                1.1%               1.1%
Amresco Residential Securities              1.0%               1.0%
Morgan Stanley Capital                      1.0%               N/A
UCFC Home Equity Loan                       1.0%               1.5%
Cleveland Electric Illuminating Co.         0.8%               0.8%

Average Annual Total Returns*
---------------------------------------------------------------------------
                    Active Bond     Active Bond        MorningStar
                       Fund         Benchmark(1)       Peer Group+
                     --------     ---------------      -----------
  1 Year               10.45%          11.63%              8.21%
 3 Years                5.80            6.24               4.86
 5 Years                6.30            6.25               5.69
10 Years                8.20            7.62               7.80

Fund Composition (as of December 31, 2000)
---------------------------------------------------------------------------
Credit Quality                     Duration
--------------                     --------
Short Term              5.30%      less than 1 Year        5.30%
AAA                    44.80%      1-3  Years              0.30%
AA                      8.0%       3-5  Years              0.00%
A                      13.80%      5-10 Years             86.60%
BBB                    15.40%      greater than 10 Years   7.80%
BB                      8.80%
B                       3.50%
Below B                 0.00%
NR/NA                   0.40%

(1) The Active Bond Benchmark represents the Lehman Brothers Government/ Corporate Bond Index from April 1986 to September 1999 and Lehman Brothers Aggregate Bond Index from October 1999 to present.

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having an Intermediate Term Bond investment category.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment LLC                                J. Forrelli/J. Leu
 Capital Guardian Trust Company                                Management Team

Effective November 1, the Fund was modified to a multi-managed investment approach.
 The Managed Fund is a multi-manager fund with two sub-advisers, each of which employs its own investment approach and independently manages its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 Independence has a normal target mix of 60% stocks and 40% bonds and selects stocks and bonds using a combination of fundamental equity research and quantitative tools Capital Guardian has a normal target of 70% stocks and 30% bonds and selects stocks and bonds using a fundamental, research-driven approach. Capital Guardian also employs a multiple-manager approach by which each portfolio manager and the research analysts as a group each manage a separate portion of the portfolio to capture the highest conviction ideas of the investment team.
 As of December 31, 2000, Independence managed approximately 84% and Capital Guardian managed approximately 16% of the Fund's assets. The Fund returned 0.03% compared to -0.99% for the benchmark.

Independence Investment LLC
 We are pleased to report that your portfolio ended a difficult and volatile year ahead of its benchmark.
 We were able to add value above the S&P 500 through solid stock selection during the fourth quarter. Health care names such as Bristol Myers and Merck were especially strong, due to their consistent and reliable earnings growth. Financial stocks also performed well, driven higher by the sentiment that the Fed will soon begin to cut interest rates. Finally, many retailers, such as TJX and Kohls, came back strong in the fourth quarter.
 The domestic fixed income portion of your portfolio outperformed the Lehman Aggregate index during the quarter due to its overweight in agency bonds as spreads tightened. The domestic fixed income portion benefited from its overweight in finance, which was the stronger-performing corporate sector. Your bond portfolio's international bond exposure was raised to 20% during the quarter. The exposure to international bonds also had a positive impact on your portfolio's performance.
 The pressure on US corporate profits will continue into 2001. We project flat corporate earnings in 2001, followed by a rebound in 2002. We expect US GDP to increase 2% in 2001 after roaring ahead by 5% in 2000. A better environment will unfold later in 2001 as central banks led by the US Fed begin to ease and investors look past the slowdown. We also remain constructive on the fixed income markets. Shorter-term interest rates should decline further as the economy continues to moderate. Looking forward, corporate bonds will be helped by a more accommodative Fed and a steepening yield curve. Deteriorating fundamentals in the short term will make issue and sector selection critical.

Capital Guardian Trust Company
 Overweighting stocks versus bonds hindered returns in the fourth quarter. Within U.S. equities, owning significantly less in technology-related stocks than the index was beneficial to returns. Holding several software stocks that bucked the downward trend also helped. Over the quarter we reduced our exposure to the communications services and equipment areas and increased our exposure to food, beverage, drug, and semi-conductor-related companies.
 Within the fixed-income Fund returns within sectors were good, though our sector mix worked against us. Our overweight position in corporate securities hindered relative returns. Duration was kept close to neutral, though more importantly, we increased our exposure to the intermediate part of the yield curve, which was helpful.
 We are continuing to shift assets away from fixed income and toward U.S. equities. Stock prices and interest rates have both declined significantly, bringing equity valuations back to reasonable levels. From a bottom-up view, our U.S. equity analysts are finding attractive opportunities. While we are optimistic about equities in general, we continue to have concerns in the technology, media, and telecommunications area, and another downturn would not surprise us. Earnings estimates for these companies might be lowered further, given the cooler economic environment.
 Bonds, on the other hand, have rallied and real yields have dropped from near the top of their traditional range to near the bottom. While we were early in shifting away from bonds, we believe the market has now fully priced in a major economic slowdown. Within our bond Funds we have an emphasis on corporate securities. While government bonds have led the rally, spreads to corporate securities are as wide or wider than in the early 1990s and have much room for improvement.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment LLC                                 J. Forelli/J. Leu
 Capital Guardian Trust Company                                Management Team




                              [GRAPH]
                    Managed Fund    Managed Benchmark(1)
       12/31/90         $10,000          $10,000
       01/31/91          10,282           10,277
       02/28/91          10,683           10,689
       03/28/91          10,836           10,854
       04/30/91          10,889           10,931
       05/31/91          11,166           11,191
       06/28/91          10,876           10,929
       07/31/91          11,134           11,254
       08/30/91          11,400           11,515
       09/30/91          11,433           11,540
       10/31/91          11,576           11,668
       11/27/91          11,420           11,491
       12/31/91          12,198           12,341
       01/31/92          12,009           12,135
       02/28/92          12,093           12,244
       03/31/92          11,938           12,090
       04/30/92          12,190           12,303
       05/29/92          12,364           12,455
       06/30/92          12,401           12,457
       07/31/92          12,746           12,866
       08/31/92          12,649           12,794
       09/30/92          12,808           12,956
       10/30/92          12,688           12,879
       11/30/92          12,941           13,090
       12/31/92          13,139           13,289
       01/29/93          13,307           13,483
       02/26/93          13,509           13,715
       03/31/93          13,753           13,887
       04/30/93          13,548           13,770
       05/28/93          13,751           13,953
       06/30/93          13,957           14,135
       07/30/93          13,941           14,146
       08/31/93          14,413           14,579
       09/30/93          14,469           14,551
       10/29/93          14,636           14,729
       11/30/93          14,497           14,575
       12/31/93          14,663           14,696
       01/31/94          15,006           15,052
       02/28/94          14,608           14,685
       03/31/94          14,180           14,185
       04/29/94          14,253           14,219
       05/31/94          14,255           14,322
       06/30/94          14,113           14,129
       07/29/94          14,431           14,504
       08/31/94          14,655           14,803
       09/30/94          14,346           14,513
       10/31/94          14,409           14,671
       11/30/94          14,186           14,388
       12/30/94          14,336           14,541
       01/31/95          14,605           14,869
       02/28/95          15,043           15,330
       03/31/95          15,239           15,609
       04/28/95          15,578           15,945
       05/31/95          16,175           16,594
       06/30/95          16,412           16,856
       07/31/95          16,673           17,104
       08/31/95          16,873           17,237
       09/29/95          17,373           17,687
       10/31/95          17,407           17,786
       11/30/95          17,966           18,323
       12/29/95          18,220           18,627
       01/31/96          18,501           19,005
       02/29/96          18,424           18,895
       03/29/96          18,445           18,907
       04/30/96          18,482           18,980
       05/31/96          18,704           19,208
       06/28/96          18,882           19,377
       07/31/96          18,468           18,968
       08/30/96          18,626           19,146
       09/30/96          19,211           19,855
       10/31/96          19,679           20,359
       11/29/96          20,434           21,320
       12/31/96          20,173           20,992
       01/31/97          20,651           21,655
       02/28/97          20,722           21,766
       03/31/97          20,239           21,182
       04/30/97          20,787           21,970
       05/30/97          21,389           22,748
       06/30/97          21,969           23,392
       07/31/97          23,211           24,678
       08/29/97          22,554           23,854
       09/30/97          23,311           24,694
       10/31/97          23,079           24,479
       11/28/97          23,632           25,110
       12/31/97          23,949           25,457
       01/31/98          24,214           25,770
       02/27/98          25,313           26,865
       03/31/98          26,249           27,725
       04/30/98          26,427           27,947
       05/29/98          26,341           27,765
       06/30/98          27,082           28,537
       07/31/98          26,802           28,377
       08/31/98          24,292           26,101
       09/30/98          25,127           27,349
       10/30/98          26,464           28,626
       11/30/98          27,569           29,731
       12/31/98          28,838           30,796
       01/29/99          29,276           31,655
       02/26/99          28,479           30,844
       03/31/99          29,086           31,653
       04/30/99          29,923           32,428
       05/28/99          29,450           31,854
       06/30/99          30,496           32,873
       07/30/99          29,856           32,203
       08/31/99          29,669           32,100
       09/30/99          29,293           31,721
       10/29/99          30,426           32,971
       11/30/99          30,621           33,373
       12/31/99          31,463           34,488
       01/31/00          30,286           33,401
       02/29/00          29,874           33,184
       03/31/00          32,026           35,308
       04/28/00          31,551           34,630
       05/31/00          31,278           34,197
       06/30/00          31,845           34,987
       07/31/00          31,673           34,788
       08/31/00          33,123           36,287
       09/29/00          32,100           35,227
       10/31/00          32,267           35,231
       11/30/00          30,904           33,797
       12/31/00          31,471           34,149

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Federal National Mortgage Assoc.             2.7%              11.1%
U.S. Treasury                                2.2%               3.1%
Pfizer, Inc.                                 1.8%               0.5%
General Electric Co.                         1.6%               3.1%
Citigroup, Inc.                              1.6%               2.2%
Government National Mortgage Assoc.          1.4%               3.4%
Republic of Italy                            1.4%               1.2%
Bank of America Corp.                        1.4%               N/A
Exxon Mobil Corp.                            N/A                1.0%
Cisco Systems, Inc.                          1.2%               2.6%

Average Annual Total Returns*
---------------------------------------------------------------------------
                      Managed        Managed           MorningStar
                       Fund        Benchmark (1)       Peer Group+
                      -------      -------------       -----------
  1 Year               0.03%          -0.99%               2.10%
 3 Years               9.53           10.28                8.39
 5 Years              11.55           12.89               11.47
10 Years              12.15           12.41               12.21

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Financial              23.7%        Consumer Cyclical       5.3%
Governmental           22.7%        Retail                  4.1%
Technology             13.0%        Energy                  4.0%
Health Care            11.0%        Utility                 3.9%
Capital Equipment       7.3%        Consumer Staple         2.8%

(1) The Managed Benchmark represents 50% S&P 500/50% Lehman Brothers Government/Corporate Bond from April 1986 to December 1997 then 60% S&P 500/40% Lehman Brothers Government/Corporate Bond from 1998 to April 1998 and now 60% S&P 500/40% Lehman Brothers Aggregate Bond from May 1998 to present.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Domestic Hybrid investment category.

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment LLC                                   Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


Effective November 1, the Fund was modified to a multi-managed investment approach
 The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 Independence selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects. Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.
 As of December 31, 2000, Independence managed approximately 77% and Putnam managed approximately 23% of the Fund's assets. For the year, the Fund performed - 13.10% below the benchmark's performance of -9.11%.

Independence Investment LLC
 The Fund outperformed the benchmark in the fourth quarter. Stock prices declined in the period as fears over an accelerating economic slowdown were discounted in the market. Increasing numbers of technology companies began to preannounce earnings shortfalls. The Fund was modestly underweight technology stocks, and this benefited portfolio performance, although specific stock selection skill was slightly negative. Health care was over weighted, particularly in large drug companies. Both stock selection and the active overweight benefited performance for the quarter. Holdings in Bristol Meyers, Merck and Pharmacia Upjohn helped the portfolio. Electric utilities were another positive are as investors were becoming even more defensive as the economy was slowing. Perceived as safer technology stocks, information services companies like First Data Corp and EDS did relatively well and helped portfolio performance.
 With the market being defensive, food and beverage stocks did well. We had an underweight there as valuations did not justify the purchases of some of the stocks. This relative underweight negatively impacted performance in the quarter. In the media area, fears of the slowing economy affected the broadcasters as advertising budgets became suspect. Also, the delay of Time Warner--AOL adversely affected performance of those stocks.
 Looking forward, we continue to maintain a broad sector neutral strategy while emphasizing individual stock selection. Based upon the relative valuation of stocks we will continue to select the best stocks within industries based upon their valuation and outlook for sustainable earnings growth.

Putnam Investments
 The Fund benefited from overweighting the robust energy, conglomerate, utilities, and financial sectors, along with strong stock selection. In particular, exceptional stock performance by one of our holdings (Tyco) made conglomerates the greatest contributor to performance. The next-largest contribution came from energy, where oil services stocks boosted returns; in financial services, insurance (American International Group) and investment banking/brokerage (Goldman Sachs) aided performance.
 The single largest detractor from performance came from technology, where the benefit of being underweight in a very weak sector was more than offset by poor stock performance in software (Openwave Systems, Veritas Software), communications equipment (Redback Networks, Juniper Networks), and business applications software (Agile Software, I2 Technologies). Fund performance was also hindered by health care (underweighting pharmaceuticals and weak stock selection in biotechnology); overweighting communications services (the worst-performing sector), along with weak stock performance from that sector in the cellular industry (Sprint PCS, Nextel); underweighting consumer staples (along with not owning non-alcoholic beverage companies and owning weak TV broadcasting companies); and finally, underweighting consumer cyclicals.
 In the volatile environment of the new year, we anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. We believe that the current environment will continue to place pressure on rapidly expanding, high-quality growth companies. We have concentrated the Fund on companies with a proven record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Going forward, we will be overweight energy (oil services) and financial services (banking/brokerage services and insurance) stocks while underweighting technology (communications equipment and software) and consumer staples (media and TV broadcasting.)

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment LLC                                   Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


                                    [GRAPH]

          Growth & Income    S&P 500.            Growth & Income    S&P 500.
               Fund            Index                  Fund            Index

12/31/90     $10,000         $10,000   01/31/96     $21,300         $22,266
01/31/91      10,449          10,442   02/29/96      21,576          22,479
02/28/91      11,145          11,190   03/31/96      21,852          22,695
03/31/91      11,406          11,456   04/30/96      22,098          23,029
04/30/91      11,401          11,488   05/31/96      22,609          23,623
05/31/91      11,844          11,980   06/30/96      22,733          23,720
06/31/91      11,266          11,432   07/31/96      21,659          22,664
07/31/91      11,655          11,967   08/31/96      22,175          23,145
08/31/91      11,905          12,249   09/30/96      23,205          24,445
09/30/91      11,760          12,048   10/31/96      23,772          25,115
10/31/91      11,933          12,209   11/30/96      25,354          27,021
11/30/91      11,518          11,716   12/31/96      24,918          26,492
12/31/91      12,596          13,055   01/31/97      26,201          28,137
01/31/92      12,375          12,812   02/28/97      26,344          28,365
02/29/92      12,522          12,976   03/31/97      25,318          27,185
03/31/92      12,311          12,722   04/30/97      26,545          28,808
04/30/92      12,702          13,092   05/31/97      27,985          30,577
05/31/92      12,827          13,163   06/30/97      29,088          31,940
06/30/92      12,732          12,972   07/31/97      31,688          34,476
07/31/92      12,734          13,495   08/31/97      30,083          32,559
08/31/92      12,911          13,222   09/30/97      31,832          34,344
09/30/92      13,056          13,374   10/31/97      30,635          33,197
10/31/92      13,033          13,422   11/30/97      31,787          34,734
11/30/92      13,541          13,875   12/31/97      32,341          35,331
12/31/92      13,717          14,056   01/31/98      32,690          35,723
01/31/93      13,858          14,159   02/28/98      35,358          38,299
02/28/93      14,052          14,350   03/31/98      37,336          40,260
03/31/93      14,487          14,659   04/30/98      37,439          40,666
04/30/93      14,101          14,299   05/31/98      37,030          39,967
05/31/93      14,467          14,686   06/30/98      38,602          41,590
06/30/93      14,609          14,734   07/31/98      38,151          41,149
07/31/93      14,530          14,665   08/31/98      32,294          35,199
08/31/93      15,115          15,223   09/30/98      33,951          37,455
09/30/93      15,142          15,111   10/31/98      36,978          40,500
10/31/93      15,400          15,418   11/30/98      39,191          42,954
11/30/93      15,263          15,273   12/31/98      42,123          45,428
12/31/93      15,545          15,460   01/31/99      43,536          47,327
01/31/94      16,007          15,978   02/28/99      42,184          45,855
02/28/94      15,541          15,547   03/31/99      43,433          47,690
03/31/94      14,939          14,871   04/30/99      45,263          49,535
04/30/94      15,199          15,064   05/31/99      43,943          48,366
05/31/94      15,257          15,310   06/30/99      46,973          51,051
06/30/94      14,980          14,931   07/31/99      45,365          49,458
07/31/94      15,385          15,426   08/31/99      44,829          49,210
08/31/94      15,957          16,053   09/30/99      43,592          47,862
09/30/94      15,486          15,667   10/31/99      46,142          50,892
10/31/94      15,733          16,025   11/30/99      46,676          51,925
11/30/94      15,211          15,437   12/31/99      47,579          54,983
12/31/94      15,459          15,663   01/31/00      47,808          52,223
01/31/95      15,777          16,070   02/29/00      48,957          51,236
02/28/95      16,400          16,693   03/31/00      45,974          56,247
03/31/95      16,763          17,187   04/30/00      44,819          54,554
04/30/95      17,252          17,688   05/31/00      49,836          53,436
05/31/95      17,826          18,386   06/30/00      48,617          54,750
06/30/95      18,232          18,818   07/31/00      47,976          53,896
07/31/95      18,814          19,445   08/31/00      48,744          57,243
08/31/95      18,936          19,498   09/30/00      48,151          54,221
09/30/95      19,757          20,314   10/31/00      51,130          53,993
10/31/95      19,628          20,243   11/30/00      48,040          49,738
11/30/95      20,456          21,134   12/31/00      34,913          49,982
12/31/95      20,748          21,525


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        3.3%               5.9%
Pfizer, Inc.                                3.0%               0.9%
Cisco Systems, Inc.                         2.4%               4.6%
Citigroup, Inc.                             2.3%               4.1%
Merck & Co., Inc.                           2.2%               1.6%
Microsoft Corp.                             2.1%               7.1%
Exxon Mobil Corp.                           2.1%               1.4%
Wal-Mart Stores, Inc.                       1.9%               1.5%
Intel Corp.                                 N/A                3.1%
Tyco International, Ltd.                    1.9%               1.5%

Average Annual Total Returns*
---------------------------------------------------------------------------
                 Growth & Income      S&P 500          MorningStar
                       Fund            Index           Peer Group+
                     --------       -----------        -----------
  1 Year              -13.10%          -9.11%             -7.52%
 3 Years                9.57           12.26              11.71
 5 Years               15.44           18.35              17.02
10 Years               15.58           16.56              16.58

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             28.1%        Energy                 5.6%
Health Care            17.9%        Consumer Cyclical      4.9%
Financial              15.4%        Utility                4.5%
Capital Equipment      13.6%        Consumer Staple        1.7%
Retail                  5.6%        Basic Material         1.6%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

 . "Standard & Poor's 500" is a trademark of the McGraw-Hill companies, Inc.
  and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, fold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Blend investment category.

                    APPENDIX C - Share Ownership Information

         As of the close of business on October 10, 2001 (the record date for
                                        ----------------
the shareholders meeting), there were the following shares outstanding:

Name of Fund                                                  Number of Shares
------------                                                  ----------------

Large Cap Value CORE/SM/ II..............................     631,192
Large/Mid Cap Value II...................................     7,591,097
Active Bond II...........................................     751,004
Aggressive Balanced......................................     1,869,281
Mid Cap Blend............................................     1,755,916

     Each share is entitled to one vote, and fractional votes will be counted.

     The number of a Fund's shares attributable to each owner of a variable life insurance contract or certificate ("VLI Contract") is determined by dividing, as of the record date of the shareholders meeting, the VLI Contract's cash (or account) value (less any outstanding indebtedness) in the applicable Account subaccount corresponding to that Fund by the net asset value of one share of that Fund as of that same date. The number of a Fund's shares attributable to each owner of a variable annuity contract ("VA Contract") is determined by dividing, as of the record date of the meeting, the value of the "accumulation shares" under the VA Contract (or, for each Contract under which annuity payments have commenced, the amount of the Contract's reserves) in the applicable Account subaccount by the net asset value of one share of that Fund as of that same date.

     As of the close of business on October 10, 2001, John Hancock, JHVLICO and
                                    ----------------
IPL had in the aggregate the following numbers of shares representing their contributions and other amounts in the Accounts that are in excess of the amounts attributable to their outstanding Contracts.

                                                          Percentage of Total
Name of Fund                         Number of Shares      Shares Outstanding
------------                         ----------------      ------------------

Large Cap Value CORE/SM/ II......        507,675                 80.4%
Large/Mid Cap Value II...........           0                      0%
Active Bond II...................        539,775                 71.9%
Aggressive Balanced..............        522,487                 28.0%
Mid Cap Blend....................        123,131                  7.0%

     [No Contract owner had voting authority over as much as 5% of any of the above-listed Funds' shares as of the record date.] Nor did the Trust's officers and Trustees, collectively, have such authority over as much as 1% of either Fund's shares.

Information not available.

                       LARGE CAP VALUE CORE/SM/ II FUND*
                          LARGE/MID CAP VALUE II FUND**
                             ACTIVE BOND II FUND***
                            AGGRESSIVE BALANCED FUND
                               MID CAP BLEND FUND
    (each an "Acquired Fund" and a separate investment fund of John Hancock
                          Variable Series Trust I),
                             197 Clarendon Street
                               Boston, MA 02117,
                          Toll Free: 1-800-732-5443)

                         LARGE CAP VALUE CORE/SM/ FUND
                            LARGE/MID CAP VALUE FUND
                                ACTIVE BOND FUND
                                  MANAGED FUND
                              GROWTH & INCOME FUND
   (each an "Acquiring Fund" and a separate investment fund of John Hancock
                           Variable Series Trust I)

                      STATEMENT OF ADDITIONAL INFORMATION
                           Dated: November __, 2001


This Statement of Additional Information ("SAI") is not a prospectus, but you should read it in conjunction with the Combined Proxy Statement and Prospectus dated November __, 2001 of the above-listed Acquired Funds and Acquiring
Funds, for use in connection with the Special Meeting of Shareholders of the Acquired Funds, to be held on December 5, 2001. The Acquired Funds and the Acquiring Funds are separate investment funds (series) of John Hancock Variable Series Trust I (the "Trust").

For a free copy of the Combined Proxy Statement and Prospectus, please contact the Trust at the address or phone number shown above.

This Statement of Additional Information consists of this cover page and the following described documents, each of which is attached hereto:

     Attachment 1. Statement of Additional Information for the Trust dated May
                   1, 2001.

     Attachment 2. Annual Report of the Trust for the period ended December 31,
                   2000.

     Attachment 3. Semi-annual Report of the Trust for the period ended June 30,
                   2001.

     Attachment 4. Pro-forma financial statements relating to the proposed combination of the Large Cap Value CORE/SM/ II Fund with the Large Cap Value CORE/SM/ Fund and the proposed combination of the Large/Mid Cap Value II Fund with the Large/Mid Cap Value Fund.

*   Known as the American Leaders Large Cap Value Fund prior to January 1, 2001.

**  Known as the Mid Cap Value Fund prior to January 1, 2001.

*** Known as the Core Bond Fund prior to January 1, 2001.

ATTACHMENT 1.

                                 JOHN HANCOCK
                            VARIABLE SERIES TRUST I


                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2001


     This Statement of Additional Information is not a prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus of John Hancock Variable Series Trust I, dated May 1, 2001. A copy of the Prospectus may be obtained from John Hancock Variable Series Trust I, John Hancock Place, P.O. Box 111, Boston, Massachusetts 02117, telephone number 1-800-REAL LIFE.

     This Statement of Additional Information relates to all thirty-three of the Trust's current "Funds."


THE TRUST'S FINANCIAL STATEMENTS AND INVESTMENT PERFORMANCE INFORMATION

     The Trust's financial statements appearing in its Annual Report to contract holders and the report of Ernst & Young LLP, independent auditors of the Trust, which appears therein, are incorporated by reference into this Statement of Additional Information. The information about the total investment returns achieved by the Trust's various Funds, is also incorporated herein by reference. No other portions of the Annual Report are incorporated by reference. A free copy of the Annual Report to contract holders may be obtained by writing to the address or calling the number above.

                               TABLE OF CONTENTS

                                                                    PAGE IN THIS
                                                                    STATEMENT OF
                                                                    ADDITIONAL
                                                                    INFORMATION
                                                                    -----------
The Trust's Financial Statements and Performance Information...........    1
What Is the Trust?.....................................................    4
The Trust's Business History...........................................    4
The Funds' Investment Activities and Their Risks.......................    5
      1.  Investing in Money Market Instruments........................    5
      2.  Investing in Other Fixed Income Obligations..................    5
      3.  Investing in Equity Securities...............................    7
      4.  Investing in Real Estate Securities..........................    9
      5.  Investing in Foreign Securities..............................   10
      6.  Using Forward Exchange Contracts to Manage Currency             11
           Exposure....................................................
      7.  Using Options on Currencies to Manage Currency Exposure......   12
      8.  Using Currency Futures Contracts and Options
           Thereon to Manage Currency Exposure.........................   13
      9.  Using Certain Other Derivative Instruments to Manage
           Currency Exposure...........................................   13
     10.  Using Foreign Currency Exposure Management Strategies
           (General Considerations and Risks)..........................   13
     11.  Reallocating a Fund's Assets Among Asset Classes.............   14
     12.  Adopting a Temporary Defensive Strategy......................   14
     13.  Investing With an Index-Based Objective......................   14
     14.  Investing on a Non-Diversified Basis.........................   16
     15.  Using Options (Generally)....................................   17
     16.  Using Options on Securities in Certain Conservative
          Investment Strategies........................................   18
     17.  Using Financial Futures Contracts, Options on Such Contracts
          and Options on Stock Indexes (General Considerations)........   19
     18.  Using Financial Futures, Options Thereon, and Stock Index
          Options for Certain Hedging - Type Strategies................   20
     19.  Using Options and Futures in Potentially More Aggressive
          Strategies...................................................   22
     20.  Limiting the Funds' Exposure to Certain Futures and Option
          Transactions.................................................   23
     21.  Using Other Types of Derivative Instruments..................   24
     22.  Investing In Other Investment Companies......................   25
     23.  Purchasing "When Issued" Securities and Forward
          Commitments..................................................   26
     24.  Short-Term Trading...........................................   26
     25.  Entering Into Repurchase Agreements..........................   27
     26.  Participating in Joint Trading Accounts......................   27
     27.  Lending of Fund Securities...................................   27
     28.  Using Reverse Repurchase Agreements and Mortgages
          "Dollar Rolls"...............................................   28
     29.  Investing in Rule 144A and Illiquid Securities...............   28
     30.  Investing in Convertible Securities and Warrants.............   28
     31.  Investing in Initial Public Offerings ("IPOs")...............   29

                                                                    PAGE IN THIS
                                                                    STATEMENT OF
                                                                    ADDITIONAL
                                                                    INFORMATION
                                                                    -----------
The Funds' Fundamental Investment Restrictions.........................   29
Board of Trustees and Officers of the Trust............................   33
Investment Advisory Arrangements.......................................   35
     The Trust's Investment Advisory Arrangements With John Hancock       35
     The Trust's Arrangements With Subadvisers.........................   37
     Dollar Amounts of Advisory Fees, Subadvisory Fees, and
          Expense Reimbursements.......................................   42
Arrangements With Other Service Providers..............................   44
     Underwriting and Indemnity Agreement..............................   44
     Custody of the Trust's Assets.....................................   44
     Subadministration Agreement With State Street Bank................   44
     Independent Auditors..............................................   45
Portfolio Transactions and Brokerage Allocation........................   45
Codes of Ethics........................................................   49
Features of the Trust's Shares.........................................   49
Shareholder Meetings and Voting Rights.................................   50
Sales and Redemptions of Fund Shares...................................   51
Computing the Funds' Net Asset Value...................................   52
Taxes..................................................................   53
Information About Fund Performance.....................................   53
Legal Matters..........................................................   54
Reports to Contractholders.............................................   54

Appendix A - Corporate Bond Ratings....................................   55

                              WHAT IS THE TRUST?

     John Hancock Variable Series Trust I, (the "Trust") is an open-end management investment company. With the exception of the Managed, Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Mid Cap Growth, Real Estate Equity, Global Balanced and Global Bond Funds, each of the Funds is a "diversified" Fund within the meaning of the Investment Company Act of 1940 (the "Investment Company Act").

     Shares of the Trust are currently sold to John Hancock Variable Life Accounts U, V, and S to support variable life insurance policies issued by John Hancock Variable Life Insurance Company ("JHVLICO"); John Hancock Variable Annuity Accounts U and V to support variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock"); John Hancock Variable Annuity Accounts I and JF to support variable annuity contracts issued by JHVLICO; and John Hancock Variable Life Insurance Account UV to support variable life insurance policies issued by John Hancock. It is anticipated that, in the future, Trust shares may be sold to other separate investment accounts of JHVLICO and John Hancock and to separate investment accounts of other insurance companies (which may or may not be affiliated with John Hancock). Each of these separate investment accounts is hereinafter referred to as a "Separate Account."

     Because the Separate Accounts currently own all of the Trust's shares, those Separate Accounts (or John Hancock and JHVLICO) may be deemed to control the Trust. John Hancock and JHVLICO, in turn, are both directly or indirectly controlled by John Hancock Financial Services, Inc., a publicly-traded holding company. The Trust issues a separate series of shares of beneficial interest for each Fund. Each share issued with respect to a Fund has a pro rata interest in the net assets of that Fund. The assets of each Fund are charged with the liabilities of that Fund and a proportionate share of the general liabilities of the Trust.

                         THE TRUST'S BUSINESS HISTORY

     The Trust is, in part, a successor to three Separate Accounts of JHVLICO, as well as the six Separate Accounts of John Hancock described below.
On March 28, 1986, all of the investment assets and related liabilities of the Variable Life Stock, Bond, and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of those Funds.

     On February 20, 1987, all of the investment assets and related liabilities of six Variable Annuity Stock, Bond and Money Market Accounts were transferred to what are now the Growth & Income, Active Bond and Money Market Funds of the Trust, respectively, in exchange for shares of these Funds. The Trust itself was incorporated on September 23, 1985, under the laws of the State of Maryland and was reorganized as a Massachusetts business trust effective April 29, 1988.

     Over the years, several Funds have been re-named as follows:

                                                                   YEAR OF
CURRENT FUND NAME               PRIOR NAME(S)                       CHANGE
-----------------               -------------                       ------
Active Bond                     Sovereign Bond                       2000
                                Bond                                 1996

Global Balanced                 International Balanced               2000

Global Bond                     Strategic Bond                       1999

Growth & Income                 Stock                                1996

International Equity Index      International Equities               1998
                                International                        1995
                                Global                               1994

                                                                   YEAR OF
CURRENT FUND NAME - continued   PRIOR NAME(S) - continued           CHANGE
-----------------------------   -------------------------           ------
Large Cap Growth                Select Stock                         1995

Short-Term Bond                 Short-Term U.S. Government           1998

Small/Mid Cap Growth            Diversified Mid Cap Growth           1999
                                Special Opportunities                1998

Small Cap Equity                Small Cap Value                      2000

Fundamental Growth              Fundamental Mid Cap Growth           2000

Large Cap Value CORE II         American Leaders Large Cap Value     2001

Large/Mid Cap Value II          Mid Cap Value                        2001

Small Cap Value                 Small/Mid Cap Value                  2001

Active Bond II                  Core Bond                            2001


                       THE FUNDS' INVESTMENT ACTIVITIES
                                AND THEIR RISKS

     The different investment activities of the several Funds will affect both their investment returns and the nature and degree of risks to which they are exposed. Sections 1. - 29. below describe many (but not all) of these investment activities and risks.

1.  INVESTING IN MONEY MARKET INSTRUMENTS

     The Money Market Fund invests exclusively in "money market" instruments; all the other Funds may invest in these instruments to some extent. These are high quality, short-term fixed income obligations. Because of their nature, money market instruments generally do not carry significant risks of loss. The principal risk is that a Fund's return on money market instruments will be less than it would have earned on a riskier investment.

2.  INVESTING IN OTHER FIXED INCOME OBLIGATIONS

     The following Funds invested primarily in non-money market fixed income (i.e., "debt") securities: the Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds. The Managed, Aggressive Balanced and Global Balanced Funds can vary their holdings of these securities within a broad range. All the other Funds (except the Money Market Fund) may from time to time invest in non-money market debt to some extent.

     Various types of risk associated with these securities are discussed in the balance of this Section 2.

     INTEREST RATE RISK: In general, debt securities with longer maturities than money market instruments have exposure to interest rate risk. Changes in generally prevailing market interest rates alter a debt security's market value and introduce volatility into the rate of return of a Fund that invests in such securities. When prevailing interest rates go up, the market value of debt securities tends to go down and vice versa. This sensitivity of the market value of a debt security to changes in interest rates is generally related to the "duration" of the instrument. The market value of a shorter-term fixed income security is generally less sensitive to interest rate moves than that of a longer-term security. For example, the interest rate risk of the Short-Term Bond Fund, although moderate, is below that of traditional intermediate or long-term bond portfolios.

     CREDIT RISK: The value of a fixed income security may also change as a result of market perceptions regarding its credit risk: i.e., the ability of the borrower to repay its debts. The market value of a fixed income security can fall when the market perceives the borrower to be less credit worthy. Conversely, the market value of a fixed income security can increase due to its borrower being perceived as financially stronger. All Funds that invest in non-money market debt securities may have some exposure to credit risk.

     Even some U.S. Government obligations have a degree of credit risk.
"U.S. Government obligations" are bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government and established under the authority granted by Congress. Some obligations of U.S. Government agencies, authorities, and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; and others only by the credit of the issuing agency, authority, or other instrumentality. These latter types of obligations, therefore, do have a degree of credit risk. U.S. Government obligations are used most in the Bond Index, Active Bond, Active Bond II and Global Bond Funds. All of the other Funds may also invest in U.S. Government obligations to some extent.

     Securities having one of the four highest rating categories for debt securities as defined by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or Standard and Poor's Corporation (AAA, AA, A, or BBB) or, if unrated, determined to be of comparable quality by the subadviser, are referred to as "investment grade." The meanings of such ratings are set forth in Appendix A to this Statement of Additional Information. Lower-rated bonds have more credit risk than higher rated bonds.

     RISK OF LOWER-QUALITY INSTRUMENTS: High-yield bonds (or "junk" bonds) are debt securities rated below "investment grade" as defined above. The value of these lower rated securities generally is more subject to credit risk than is the case for higher rated securities, and their values tend to respond more to changes in market perceptions regarding their credit risk.

     Investments in companies issuing high yield securities are considered to be more speculative than higher quality instruments. As such, these securities typically pay a higher interest rate than investment grade securities.

     Issuers of high yield securities are typically in weak financial health, and their ability to pay back principal and interest on the bonds they issue is uncertain. Some of these issuers may be in default or bankruptcy. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

     High yield bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectations of adverse news. These debt securities may also have less liquid markets than higher rated securities.

     Judgment plays a greater role in valuing high yield securities than in the case of other securities for which more extensive quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities, and the ability of the Fund to dispose of its lower-rated bonds.

     The market prices of high yield securities may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. During an economic downturn or a prolonged period of rising interest rates, the ability of issuers of lower-rated debt to service their payment obligations, meet projected goals, or obtain additional financing may be impaired. In that case, a Fund may find it necessary, at its own expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders, if it determines this to be in the interest of Fund investors. The 1980s saw a dramatic increase in the use of high yield securities to finance highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of future performance of high yield securities, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of high yield securities that defaulted rose significantly above prior levels.

     All Funds (other than the Money Market Fund) that invest in debt securities may at times have some exposure to high yield securities. The High Yield Bond Fund invests primarily in these securities. The other Funds most likely to invest a significant portion of their assets in high yield securities are the Active Bond and Active Bond II Funds. The Managed, Aggressive Balanced, Short-Term Bond, Global Bond and Global Balanced Funds may also invest in high yield securities to some extent. In contrast, the Bond Index Fund will not invest in debt securities that are not at least investment grade at the time of purchase.

     Although not customarily referred to as "high yield" securities or "junk bonds," debt securities that fall in the lowest rating within the investment grade category are considered medium grade securities that have some speculative characteristics. Accordingly, to a lesser degree, they may present the same risks discussed above with respect to high yield securities.

     The considerations discussed above for lower-rated debt securities also are applicable to lower quality unrated debt instruments of all types, including loans and other direct indebtedness of businesses with poor credit standing. Unrated debt instruments are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers.

     PREPAYMENT/CALL RISK: Prepayment risk is the risk that the obligor on a debt security may repay or "call" the debt before it is due. Most mortgage backed securities, asset backed securities, other public bond debt securities and 144A securities that a Fund might own are exposed to this risk. U.S. Government securities have minimal exposure to this risk. Prepayment/call is most likely to occur when interest rates have declined and a borrower can refinance the debt at a lower interest rate level. Generally, a Fund reinvests the proceeds resulting from prepayments in a lower yielding instrument. This results in a decrease in the Fund's current yield. The values of securities that are subject to prepayment/call risk also tend to increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the value of otherwise similar securities that do not have prepayment or "call" features.

     All Funds that invest in debt securities (other than the Money Market Fund) may at times have some exposure to prepayment/call risk. The Funds most likely to invest a significant portion of their assets in debt securities with prepayment/call features are the Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond and High Yield Bond Funds. The Managed, Aggressive Balanced, and Global Balanced Funds may also invest in these securities.

     RISKS OF "ZERO COUPON" INSTRUMENTS: All of the Funds may, in varying degrees, invest in debt instruments that provide for payment of interest at the maturity date of the instrument (or payment of interest in the form of additional securities), rather than payment of interest in cash periodically over the life of the instrument. The values of such instruments tend to respond more to changes in interest rates than do otherwise comparable debt obligations that provide for periodic interest payments. The Funds most likely to invest a significant amount of their assets in instruments that are subject to this volatility risk are the Managed, Aggressive Balanced, Global Balanced, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds. However, all Funds that invest in debt securities may at times have some exposure to this risk.

3.  INVESTING IN EQUITY SECURITIES

     All of the Funds intend to invest to some degree in common stock or other equity securities, except for the Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and Money Market Funds. All of the Funds that invest in equity securities expect to make such securities their primary investment (except for the Managed, Aggressive Balanced, High Yield Bond and Global Balanced Funds, which may nevertheless do so in the discretion of their subadvisers). Though investing in equity securities, the Managed, Aggressive Balanced, High Yield Bond, and Global Balanced Funds also expect, under normal conditions, to invest a substantial amount of their assets in debt obligations.

     General risks of investing in equity securities are discussed in the balance of this Section 3.

     EQUITY RISK: Investments in common stock or other equity securities historically have offered a higher rate of return than money market instruments or longer term debt securities. However, the risks associated with equity securities also tends to be higher, because the investment performance of equity securities depends upon factors which are difficult to predict. The fundamental risk associated with any equity portfolio is the risk that the value of the investments it holds might decrease in value. Equity security values may fluctuate in response to the activities of an individual company or in response to general market, interest rate, and/or economic conditions.

     MARKET CAPITALIZATION RISK: Another indication of the relative risk of a common stock investment is the size of the company, which is typically defined by reference to its "market capitalization." Market capitalization is computed by multiplying current market price of a share of the company's stock by the total number of its shares outstanding.

     Investing in larger capitalization companies generally involves a lesser degree of risk than investing in smaller capitalization companies. Conversely, investing in the equity securities of smaller companies involves greater risks and potential rewards than investing in larger, more established companies. Small capitalization companies, in particular, often have limited product lines, markets or financial resources, and they may depend upon a small group of inexperienced managers. Investments in such companies can be both more volatile and more speculative. These securities may have limited marketability and are subject to more abrupt or erratic market movements than securities of larger companies or the market in general.

     Three capitalization levels are currently used by the Trust for U.S. equities: large, medium ("mid"), and small. Each of these capitalization levels will be defined by reference to the Russell 3000(R) Index. The Russell 3000/(R)/ Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $12.8 trillion at the end of 2000./1/

     . Large cap: Companies having a capitalization within the range of the 300 largest companies in the Russell 3000/(R)/ Index will be considered to be large capitalization ("large cap") companies. At the end of 2000, each of the largest 300 companies in the Russell 3000/(R)/ Index had a capitalization greater than $ 7.8 billion.

     . Mid cap: Companies having a capitalization within the range of the 250 to 1000 largest companies in the Russell 3000/(R)/ Index will be considered to be "mid cap." At the end of 2000, such mid cap companies had capitalizations ranging from $1.4 billion to $10 billion.

     . Small cap: Companies having a capitalization within the range of the remaining companies in the Russell 3000/(R)/ Index will be considered to be small capitalization ("small cap") companies. At the end of 2000, none of these smallest companies in the Russell 3000/(R)/ Index had a market capitalization of more than $1.4 billion.

The above parameters for large cap, mid cap and small cap are typically adjusted at the end of each calendar quarter to reflect changes in the market capitalization of the Russell 3000/(R)/ Index. However, adjustments may be made as frequently as monthly in extraordinary circumstances.

     The U.S. equity securities of the Managed, Aggressive Balanced, Growth & Income, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Growth, Large Cap Aggressive Growth, and Global Balanced Funds are generally expected to represent primarily companies that qualify as large cap issuers. These Funds also may invest in the equity securities of companies that qualify as small and mid cap issuers.

--------------------

/1/ The Russell 3000/(R)/ Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion of a security in the index in no way implies an opinion as to its attractiveness or appropriateness as an investment.

     The U.S. equity securities of the Large/Mid Cap Value, Large/Mid Cap
Value II, Fundamental Growth, International Equity, and International Opportunities Funds are generally expected to represent primarily large and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small cap issuers.

     The U.S. equity securities of the Mid Cap Growth and Mid Cap Blend Funds are generally expected to represent primarily companies that qualify as mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as small or large cap issuers.

     The U.S. equity securities of the Small/Mid Cap Growth and Small/Mid Cap CORE Funds are generally expected to represent companies that qualify as small cap and mid cap issuers. These Funds also may invest in the equity securities of companies that qualify as large cap issuers.

     The U.S. equity securities of the Small Cap Equity, Small Cap Value and Small Cap Growth Funds are generally expected to represent primarily companies that qualify as small cap issuers. Although these Funds also may invest significant amounts in the equity securities of companies that qualify as mid cap issuers, it is expected that they would rarely invest in the equity securities of companies that qualify only as large cap issuers.

     The Real Estate Equity and Health Sciences Funds have broad latitude to invest in companies of any size, depending on the market capitalization of the respective sectors covered by those Funds.

     Three capitalization levels are currently used by the Trust for non-U.S. equities: large, medium ("mid"), and small.

 .  Large cap: Companies having a capitalization greater than $5 billion
 . Mid cap: Companies having a capitalization between $1 billion and $5 billion . Small cap: Companies having a capitalization less than $1 billion

     The non-U.S. equity securities of the International Equity Index Fund are generally expected to represent primarily non-U.S. companies that qualify as large cap issuers. This Fund also may invest in the equity securities of non-U.S. companies that qualify as small and mid cap issuers.

     The non-U.S. equity securities of the Global Balanced, International Equity and International Opportunities Funds are generally expected to represent primarily non-U.S. companies that qualify as large and mid cap issuers. These Funds also may invest in the equity securities of non-U.S. companies that qualify as small cap issuers.

     The Emerging Markets Equity has broad latitude to invest in companies of any size.

4.  INVESTING IN REAL ESTATE SECURITIES

     The Real Estate Equity Fund invests primarily in companies with activities related to the real estate industry, such as real estate investment trusts ("REITs") that own commercial and multifamily residential real estate, real estate operating companies ("REOCs") that derive the majority of their revenue, income or asset value from real estate and other companies engaged in non-real estate businesses but whose real estate holdings are significant in relation to the market value of their common stock.

     The securities purchased will be principally common stock (and securities convertible into or with rights to purchase common stock) but a portion of the Fund may be invested in preferred stock. The Fund may also invest in commercial mortgage securities (debt obligations secured by commercial property), collateralized mortgage obligations (mortgage pass through securities secured by commercial mortgage pools) and master limited partnerships from time to time, but does not do so on the date of this Statement of Additional Information.

     In addition to the Real Estate Equity Fund, all of the other Funds (except for the Money Market Fund) may have some exposure to real estate risks through investments in companies engaged in real estate related businesses or investments in debt instruments secured by real estate.

     RISKS OF REAL ESTATE SECURITIES: Generally speaking, real estate securities may be affected by risks similar to those resulting from the direct ownership of real estate, as well as by market risks due to changes in interest rates and by the overall volatility of the equity markets. The market value of shares in equity real estate investment trusts and commercial property companies, in particular, is heavily dependent upon the value of their underlying properties. Overbuilding, declines in local or regional economic conditions, financial difficulties on the part of major tenants and increases in real estate taxes and operating expenses all could decrease the value of the real estate investments.

5.  INVESTING IN FOREIGN SECURITIES

     Investments in foreign securities may be made in a foreign-denominated security, or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other U.S. dollar denominated securities representing underlying shares of foreign securities. ADRs, EDRs, GDRs and other securities representing underlying shares of foreign securities may not necessarily be denominated in the same currency as the securities into which they may be converted, but rather in the currency of the market in which they are traded. ADRs are receipts, typically issued by an American bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. GDRs are receipts issued in two or more markets by banks or depositaries which evidence a similar ownership arrangement. Generally, ADRs are designed for use in U.S. securities markets, EDRs for use in European securities markets, and GDRs for use in multiple securities markets.

     Investments in debt securities issued by foreign issuers may be made directly in foreign-denominated debt instruments or in the form of U.S. dollar denominated debt securities issued by foreign issuers and publicly traded in the United States ("Yankees") or in Europe ("Eurobonds").

     The International Equity Index, International Equity, International Opportunities and Emerging Markets Equity Funds invest primarily in foreign securities, including foreign-denominated securities. The Global Bond and Global Balanced Funds invest a significant portion of their assets in foreign securities, including foreign-denominated securities. To a lesser extent, the Managed, Aggressive Balanced, High Yield Bond, Large Cap Value, Mid Cap Growth, Real Estate Equity and Health Sciences Funds may also invest in foreign securities, including foreign-denominated securities.

     The following Funds may invest in ADRs and other U.S. dollar denominated
foreign securities to a limited extent:   Growth & Income, Equity Index, Large
Cap Growth, Large Cap Aggressive Growth , , Large Cap Value CORE, Large Cap Value CORE II, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Blend, Small/Mid Cap Growth, , Small/Mid Cap CORE, Small Cap Equity Small Cap Value and Small Cap Growth.

     The Short-Term Bond, Bond Index, Active Bond, and Active Bond II Funds may invest in foreign debt securities denominated in U.S. dollars (i.e., Yankees and Eurobonds).

     The Emerging Markets Equity Fund invests primarily in developing countries commonly known as "emerging markets." To a lesser extent, the Global Balanced, International Equity Index, International Equity, International Opportunities, Growth & Income, Fundamental Growth, Mid Cap Growth, Small Cap Equity, Small Cap Growth, Managed, Aggressive Balanced, Bond Index, Global Bond, Active Bond, Active Bond II, and High Yield Bond Funds may also invest in emerging markets. The securities may be denominated in U.S. dollars or any other currency.

     Risks of investing in foreign securities are discussed in the paragraphs that follow:

     CURRENCY RISKS: When a Fund buys foreign-issued securities, it usually must pay for those securities in the local currency. Therefore, the Fund must convert funds into the local currency to the extent necessary for this purpose. Similarly, when a Fund sells a foreign security, it may receive payment in the local currency. Therefore, if the Fund does not wish to continue to hold that currency, it must enter into a transaction disposing of it.

     In these ways, therefore, a Fund may temporarily hold foreign currency in order to facilitate the purchase and sale of foreign securities. This exposes the fund to the risk that the foreign currency's value could, while the Fund was temporarily holding that currency, decline relative to the U.S. dollar. This could result in a loss to the Fund, because the Fund's assets and shares are valued in U.S. dollars. On the other hand, the Fund could experience gains if the foreign currency's value, relative to the U.S. dollar, increases during the period when the Fund holds that currency.

     More fundamentally, however, because the Fund values its assets and shares in U.S. dollars, the Fund's gains and/or losses on investments that are denominated or traded in foreign currencies will depend in part on changes in the value of that currency relative to the U.S. dollar. This exposes the Fund to the risk of loss if that foreign currency loses value, as well as the possibility of gains if that currency gains value, relative to the U.S. dollar.

     The Funds may (but are not required to) employ certain strategies to limit their risks or otherwise manage their exposure to foreign currencies. Such currency management techniques, as well as the risks that those techniques themselves present, are discussed in Sections 6. - 10. below.

     Also, a risk exists that a foreign country may have or implement restrictions on transactions in its currency that prevent a Fund from effectively managing or reducing its exposure to that currency, even after the Fund has disposed of any securities denominated or traded in that currency.

     The risks associated with foreign currency conversions are not present in investments in Yankees and Eurobonds because these debt securities are U. S. dollar denominated.

     POLITICAL AND ECONOMIC RISK: Foreign securities often are subject to heightened political and economic risks, particularly in emerging markets or other underdeveloped or developing countries, which may have relatively unstable governments and economies based on only a few industries. Foreign governments may take over the assets or operations of a company, may impose additional taxes, or may place limits on the removal of the Fund's assets from that country. However, investments in foreign securities also offer the opportunity to diversify holdings and to invest in economies whose growth may outpace that of the United States.

     REGULATORY RISK: Generally, there is less government supervision of foreign markets. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers. These risks may be greater in emerging markets or other underdeveloped or developing countries.

     MARKET RISK: Foreign securities markets, particularly those of emerging markets or other underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities a Fund purchases before delivery of these securities to the Fund, and delays may be encountered in settling securities transactions. In some foreign markets, there may be limited protection against failures by other parties to complete their transactions with a Fund. There may be limited legal recourse against an issuer in the event of a default on a debt instrument held by a Fund.

     TRANSACTION COSTS: Transaction costs of buying and selling foreign securities, including brokerage, tax, and custody costs, are generally higher than those involved in domestic transactions. This is particularly true for investments in emerging markets, or other underdeveloped or developing countries.

6.  USING FORWARD EXCHANGE CONTRACTS TO MANAGE CURRENCY EXPOSURE

     TRANSACTION HEDGING AND PORTFOLIO HEDGING: When a Fund anticipates having to purchase or sell a foreign currency to facilitate a foreign securities transaction, it may wish to "lock in" the current exchange rate for that currency (vis-a-vis the U.S. dollar) and thus avoid (in whole or in part) exposure to further changes in that rate that could occur prior to when the purchase or sale proceeds are actually paid. This is called "transaction hedging."

     A Fund can do transaction hedging by purchasing or selling foreign currencies in the "spot" (i.e., cash) market. Alternatively, the following Funds may use "forward" currency foreign exchange purchase or sale contracts for transaction hedging: the Managed, Aggressive Balanced, Large Cap Value, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds. In a forward exchange contract, the Fund purchases or sells a specific amount of foreign currency, at a price set and time set in the contract, which may be any fixed number of days in the future.

     These same Funds may also use forward foreign exchange contracts to reduce their exposure to changes (relative to the U.S. dollar) in the value of a foreign currency during a period of time when the Fund owns securities that are denominated, exposed to or traded in that currency. This is called "portfolio hedging." Except as described in the paragraph immediately below for certain funds, the Funds may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of establishing the hedge) of securities held by that Fund which are denominated, exposed to or traded in that particular foreign currency. The Funds may or may not attempt to hedge some or all of their foreign portfolio positions. Rather, they will enter into such transactions only to the extent, if any, deemed appropriate by their subadvisers. Furthermore, no Fund will use forward foreign currency exchange contracts for the purpose of leveraging the Fund's currency exposure.

     For purposes of transaction hedging or portfolio hedging, the Managed, Aggressive Balanced, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced, Global Bond, International Equity Index, International Equity, Emerging Markets Equity, and International Opportunities Funds may use forward exchange contracts on a "proxy" currency, instead of the currency being hedged. A proxy currency is one that the subadviser believes will bear a close relationship to the currency being hedged and believes will approximately equal the performance of such currency relative to the U.S. dollar. Nevertheless, changes in the value of the currency being hedged may not correspond to changes in the value of the proxy currency as expected, which could result in the currency hedge being more favorable or less favorable to the Fund than the subadviser had expected.

     OTHER TECHNIQUES FOR MANAGING CURRENCY EXPOSURE: The Managed, Aggressive Balanced, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, and Global Bond Funds may use additional techniques when their subadvisers believe that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency. In that case, these Funds may enter into a forward currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in, traded in, or exposed to such foreign currency. The currency contract may call for the Fund to receive a currency other than U.S. dollars, for example, if such other currency is believed to be undervalued or necessary to bring the Fund's overall exposure to various currencies into a more desirable balance. For similar purposes, the Managed, Aggressive Balanced, Global Balanced, Emerging Markets Equity, International Opportunities, International Equity, Mid Cap Growth, Real Estate Equity, Health Sciences, and Global Bond Funds may also enter into contracts to purchase, for a fixed amount of U.S. dollars, or other appropriate currency, an amount of foreign currency corresponding to the value of some of the Fund's securities.

     ASSET SEGREGATION REQUIREMENTS FOR FORWARD EXCHANGE CONTRACTS: A Fund may "cover" its obligations under outstanding forward currency sale contracts by maintaining portfolio securities denominated, exposed to or traded in the currency of such contracts or of an appropriate proxy currency. To the extent a Fund does not thus cover all of its forward currency sales positions with its portfolio securities, or if it has outstanding any forward currency purchase contracts, the Funds' custodian will segregate cash or liquid assets in a separate account of the Fund in an amount at all times at least equal to the value of the Fund's net obligation with respect to forward contracts in a particular currency. If the value of the portfolio securities used to cover a position or the value of the assets in the segregated account declines, the Fund will find additional "cover" or additional cash or liquid assets will be placed in the account so that the value of the account will at least equal the required amount described in the preceding sentence.

7.  USING OPTIONS ON CURRENCIES TO MANAGE CURRENCY EXPOSURE

     The Managed, Aggressive Balanced, Mid Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may also purchase and write put and call options on foreign currencies for the same purposes as those Funds could use forward foreign exchange contracts (as discussed in Section 6. above). This could include options traded on U.S. and foreign exchanges, as well as those traded in "over-the-counter" markets.

     The characteristics and risks of these currency option transactions are similar to those discussed in Sections 15. - 16. below with respect to put and call options on securities.

     Call options on foreign currencies written by a Fund will be "covered," which means that the Fund will own at all times at least an equal amount of, or an offsetting position in, the underlying foreign currency.

     ASSET SEGREGATION REQUIREMENT FOR CURRENCY PUT OPTIONS WRITTEN BY A FUND:
With respect to put options on foreign currencies written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal at all times to the amount the Fund would be required to deliver upon exercise of the put.

8. USING CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON TO MANAGE CURRENCY EXPOSURE.

     Any Fund may use currency futures contracts and options thereon for the same purposes and to the same extent as that Fund could use forward foreign exchange contracts (as discussed in Section 6. above). The characteristics and risks of such futures and options transactions are similar to those discussed in Sections 16. - 19. below for other transactions in futures contracts and options thereon. All transactions in currency futures and options thereon also would be subject to the applicable limitations in Section 20. below.

9.  USING CERTAIN OTHER DERIVATIVE INSTRUMENTS TO MANAGE CURRENCY EXPOSURE

     As discussed in Section 21. below, several of the Funds may use currency "swaps," "caps," "floors," and "collars" for the same purposes as those Funds could use forward foreign exchange contracts (as discussed in Section 6. above). The characteristics and risks of such "derivative" transactions, as discussed in
Section 21., are generally also applicable when such instruments are used for currency management purposes.

10. USING FOREIGN CURRENCY EXPOSURE MANAGEMENT STRATEGIES (GENERAL CONSIDERATIONS AND RISKS)

     The foreign currency management techniques discussed in Sections 6. - 9. above do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. The Funds are not obligated to try to hedge against any change in the value of any currency. Even if a Fund wished to do so, there is no assurance that market conditions would be such as to make such hedging possible.

     Moreover, even where a Fund establishes positions designed to manage its foreign currency exposure, there is no assurance that this will be beneficial to the Fund. Such positions may cause a Fund to forego gains that it otherwise could have achieved or incur costs and losses that it would not otherwise have incurred. (In general the cost to the Funds of engaging in foreign currency management transactions varies with such factors as the currency involved, the type and duration of the instrument being used for this purpose, and the market conditions then prevailing.) It is entirely possible, therefore, that any effort to manage a Fund's currency exposure could have a negative effect on the Fund's investment performance.

     In general, the more foreign securities a given Fund invests in, the greater its currency management activities are likely to be. Also, the Managed, Aggressive Balanced, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, and Global Bond Funds may use certain of these same types of instruments in currency management strategies that expose those Funds to currencies other than the U.S. dollar. Although this would not be done for the purpose of "leveraging" the Fund's overall exposure to fluctuations in currency values, such strategies could expose those Funds to greater risks of loss and greater volatility than they otherwise would experience.

11.  REALLOCATING A FUND'S ASSETS AMONG ASSET CLASSES

     The continual reallocation of assets among the major asset classes (e.g., stocks, bonds, and cash) involves the risk that the subadviser may reduce the Fund's holdings in an asset class whose value increases unexpectedly, or may increase the Fund's holdings in an asset class just prior to that asset class experiencing a loss of value. The Managed, Aggressive Balanced, and Global Balanced Funds tend to exercise broad discretion in reallocating assets across asset classes. The Global Bond Fund intends to exercise discretion to reallocate assets across domestic and international asset classes.

     All of the other Funds, with the exception of the Money Market Fund, generally allow the subadviser some latitude to allocate across asset classes. Nevertheless, this latitude is expected to be exercised to a lesser degree than in the case of the Managed, Aggressive Balanced, Global Balanced, and Global Bond Funds.

12.  ADOPTING A TEMPORARY DEFENSIVE STRATEGY

     All of the Funds, except the Money Market Fund, may (but are not required to) adopt a defensive investment posture if the subadviser believes the investment environment for the Fund is negative. Such a defensive posture would involve reallocating some or all of a Fund's assets in a manner different from that contemplated by its primary investment objective and strategies.

     Most of the Funds are not limited as to the types of investments they could use temporarily for defensive purposes. Thus, for example, a small cap equity Fund might temporarily invest in stocks of larger cap companies or in high quality, short term debt securities. A bond Fund might shorten maturities or tighten its investment quality parameters. An international Fund might, for example, limit the countries it would invest in or temporarily invest only in high quality, short-term debt securities in the United States.

     There can be no assurance that the transaction costs and lost investment opportunities will not outweigh any benefits to a Fund that attempts to adopt a defensive strategy.

13.  INVESTING WITH AN INDEX-BASED OBJECTIVE

     The Equity Index, International Equity Index, and Bond Index Funds expect to invest substantially all of their assets in equity or debt securities within their investment objectives and policies at all times. Accordingly, these Funds may carry more risk in times of declining markets than Funds that are more likely to adopt a defensive investment posture in such circumstances by reallocating their assets in a manner different from that contemplated by their primary investment objective and strategies.

     Investments in the Equity Index, International Equity Index, and Bond Index Funds each involve the risk that the Fund will be unable to match the performance of its corresponding target index. Each Fund's ability to do so is affected by (a) the size and timing of cash flows into and out of that Fund, (b) the level of the Fund's expenses, including commissions and "spreads," on its portfolio transactions, other portfolio management expenses, and other operating expenses, and (c) the degree of success of the techniques employed by the Fund's subadviser. Further, if the size of a Fund limits the number of issues that the Fund can purchase, or that size is relatively small in relation to cash flows, there is a greater possibility that the Fund may be unable to match the performance of the corresponding target index.

     THE S&P 500 INDEX: The S&P 500 is an index that is constructed by the Standard & Poor's Corporation ("Standard & Poor's" or "S&P"), which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on U.S. stock exchanges are included in the index. Additional stocks that are not among the 500 largest stocks, by market value, may be included in the S&P 500 for diversification purposes. The index is capitalization weighted -- that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of the insurance products supported by the Trust or to any member of the public regarding the advisability of investing in the Trust or such insurance products. Standard & Poor's only relationship to the Trust is the licensing of Standard & Poor's "marks" and the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund or the Trust. "Standard & Poor's," "S&P ," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. In determining, composing, or calculating the S&P 500 Index, S&P has no obligation to take into consideration the needs of the Trust or those of the owners of the insurance products supported by the Trust. S&P is not responsible for and has not participated in the determination of the prices and amount of the insurance products supported by the Trust or the timing of the issuance or sale of such products or in the determination or calculation of the equations by which such products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of such products.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE PRODUCTS SUPPORTED BY THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

   THE LEHMAN BROTHERS GOVERNMENT/CREDIT AND AGGREGATE BOND INDEXES: The Lehman Brothers Government/Credit Index (the "Government/Credit Index") is intended to measure the performance of the domestic, fixed-rate investment grade debt market. The Government/Credit Index is composed of (1) all public obligations of the U.S. Government, its agencies and instrumentalities (excluding "flower" bonds and pass-through issues, such as GNMA certificates) and (2) all publicly issued, fixed-rate, non-convertible, investment grade, U.S. dollar-denominated, SEC-registered obligations of domestic corporations, foreign governments and supranational organizations. Securities in the index generally have at least $150 million par amount outstanding and at least 1 year remaining to maturity.

     The Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") covers the U.S. investment grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities. The Aggregate Bond Index covers those securities in the Government/Credit Index, plus those covered by the Lehman Mortgage-Backed Securities Index ("MBS Index"), the Lehman Commercial Mortgage-Backed Securities (ERISA Eligible) Index ("CMBS (ERISA Eligible) Index"), and the Lehman Asset-Backed Securities Index ("ABS Index"). The MBS Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal National Mortgage Association. The CMBS (ERISA Eligible) Index covers ERISA-Eligible CMBS securities. The ABS Index covers several subsectors -- including credit and charge cards, auto, utilities and home equity loans -- and includes pass-through, "bullet," and controlled amortization structures.

     All non-government issues in the Government/Credit Index and the Aggregate Bond Index are rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated by Moody's, BBB by Standard & Poor's Ratings Group ("Standard & Poor's").

   All securities in the Government/Credit Index and the Aggregate Bond Index issued by non-U.S. entities are denominated in U.S. dollars.

     Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust or the insurance products supported by the Trust. Inclusion of a security in the Government/Credit or Aggregate Bond Indexes in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.

   THE MSCI EAFE GDP INDEX AND MSCI EMERGING MARKETS FREE ("EMF") INDEX: The MSCI EAFE GDP Index weights countries such that a country with a larger GDP will have a greater weight in the index. Stocks within those countries are capitalization weighted; that is, stocks with a larger capitalization have a greater weight in the index. The MSCI EMF Index is a market capitalization weighted index composed primarily of companies representative of the market structure of Emerging Market countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

     The Trust and the insurance products supported by the Trust are not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI"). MSCI makes no representation or warranty, express or implied, to the owners of the Trust, or any member of the public regarding the advisability of investing in funds generally or in the Trust or any Fund particularly, or the ability of the MSCI EAFE GDP or MSCI EMF Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI EAFE GDP Index, which is determined, composed and calculated by MSCI without regard to the Trust. "Morgan Stanley Capital International" is a service mark of Morgan Stanley & Co., Incorporated, that has been licensed for use by the Trust.

     MSCI has no obligation to take the needs of the Trust or the owners of insurance products supported by the Trust into consideration in determining, composing or calculating the MSCI EAFE GDP or MSCI EMF Indexes. MSCI is not responsible for and has not participated in the determination of the prices or amounts of insurance products supported by the Trust or the timing of the issuance and sale of such products, or in the determination or calculation of the equations by which such products are convertible into cash. MSCI has no obligation or liability to owners of the Trust or of the insurance products supported by the Trust in connection with the administration, marketing or trading of any Fund of the Trust.

     ALTHOUGH MSCI OBTAINS INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

14.  INVESTING ON A NON-DIVERSIFIED BASIS

     The Managed, Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Mid Cap Growth, Real Estate Equity, Health Sciences, Global Balanced and Global Bond Funds are "non-diversified Funds." Non-diversified Funds are less restricted in the extent to which they may invest more than 5% of their assets in any issuer or purchase more than 10% of the voting securities of any issuer. Because a relatively high percentage of a non-diversified Fund's assets may be invested in the obligations of a single issuer or a limited number of issuers, the value of that Fund's shares may be more volatile and more susceptible to any single economic, political, or regulatory event, or to credit and market risks associated with a single issuer, than would the shares of a diversified Fund.

15.  USING OPTIONS (GENERALLY)

     Most of the Funds may, in varying degrees, use options on the following (which, for simplicity, may be referred to as the "subject" of an option): currencies, securities, equity indexes, interest rate indexes, and financial futures contracts. This Section 15. discusses certain characteristics and risks that are generally common to all of these types of options. The Funds' use of specific types is discussed in Sections 7. - 8. above and 16. - 20. below, including characteristics and risks peculiar to those types of options or the Funds' use of them.

     PURCHASING "CALL" OPTIONS: If a Fund (or anyone else) "purchases" a "call" option, it pays a purchase price (often called a "premium") plus, in most cases, a commission to the broker through whom the purchase was made. In return the Fund (or other purchaser) has the right (but not the obligation), at or before a specified future time (called the "expiration date"), to acquire a specified amount of the option's subject (or the economic equivalent thereof) at a specified price (called the "strike price" or "exercise price"). If the purchaser of an option decides to exercise this right, we say the option has been "exercised." If an option is never exercised before its expiration date, it expires unexercised.

     A Fund (or other purchasers of a call option) may profit in one of two ways. First, the Fund may be able to exercise the call option at a date when the value of the option's subject exceeds the purchase price of the option (including any brokerage commission) plus the exercise price. Whether the Fund will be able to do this depends on how favorable those prices were and how the value of the option's subject has changed since the option was purchased.

     Secondly, a Fund may profit from purchasing an option if the Fund is able to sell the option (unexercised) at a profit sometime before its expiration date. (As a practical matter, such a sale would generally be accomplished by having the Fund sell (i.e., "write") an option identical to the option it owns, thereby "netting out" the Fund's exposure to the position.) Whether such a profit will be possible, of course depends on whether the then market price for the option (less any commission payable on the sale) exceeds the option's purchase price (including any related commission). In this regard, one of the general risks of purchasing options is that, for a variety of reasons, the market price of an option usually does not vary in the same way or to the same extent as the value of the option's subject varies. Therefore, a Fund can lose money purchasing a call option, even if the value of the option's subject increases.

     The basic risk in purchasing an option is that, if the Fund never exercises or sells the option at a profit, the Fund will lose the entire purchase price of the option (plus any related commissions). That is the maximum amount the Fund could lose, however.

     SELLING OR "WRITING" CALL OPTIONS: Selling an option is commonly referred to as "writing" an option. If the Fund (or anyone else) sells ("writes") a call option, it receives the premium (less any commission) paid by the option's purchaser and has the obligation to sell the option's subject to the purchaser at the exercise price if the purchaser exercises the option before it expires.

     The Fund can make a profit writing a call option if the purchaser fails to exercise the option (which usually would happen only if the value of the option's subject were below the exercise price). In this case, the option's purchase price (net of any commissions) would be a profit to the Fund.

     Alternatively, a Fund could profit from writing a call option if it is able to subsequently purchase an identical option that would close out the Fund's position at a profit. This could be done only if the market price of the option then exceeded the Fund's initial purchase price by an amount greater than any commissions payable by the Fund on the purchase or sale transactions. There is a risk, however, that a Fund may be unable to do this, even if the value of the call option's subject has declined. This is because, as noted above, the value of an option does not vary in identical fashion to the value of the option's subject.

     The risk of writing a call option is that, if the value of the option's subject exceeds the option's exercise price, the option is almost sure to be exercised. In that case, the Fund will suffer a loss to the extent that the premium it received for writing the option (net of any commissions), plus the exercise price it receives are less than the value of the option's subject at the time of exercise. Therefore, the higher the value of the option's subject rises, the greater the Fund's potential loss on an option it has written. A Fund could cut off its further exposure in such a case by purchasing an identical call option that would close out its position. The Fund would, however, probably realize a loss on the transaction, because the purchase price it would have to pay for that call option would probably have increased to reflect the increasing value of the option's subject.

     WRITING OPTIONS ON A "COVERED" BASIS. One way for a Fund to limit its risk exposure on call options it has written is to "cover." A call option may be considered "covered" if, as long as the option is outstanding, the writer (seller) of the option owns assets that are identical to, or have the same or similar investment characteristics to, the option's subject. In such a case, if the value of the option's subject increases, the losses that the Fund will incur on the call option it has written will tend to be offset by gains that Fund earns on the assets it is holding to "cover" the option.

     Naturally, the more similar the assets held by the fund are to the option's subject, the more assurance the Fund will have that its losses on call options it has written will be "covered." How similar those assets must be varies depending on the Fund and the type of covered option involved. More details in this regard can be found in Sections 16. - 19. below.

     PURCHASING AND SELLING (WRITING) "PUT" OPTIONS: A "put" option is the same as a call option, except that a Fund (or any other person) that purchases a put option, by paying the purchase price ("premium") has the right to sell (rather than buy) the option's subject for a stated exercise ("strike") price. Conversely, the seller (writer) of a put option receives the premium (net of any commissions) but has the obligation to purchase the option's subject at its exercise price if the option is exercised.

     Thus, if a Fund purchases a put option, its maximum potential loss would equal the purchase price (plus any commissions thereon). On the other hand, if a Fund sells (writes) a put option, the Fund could continue to experience continuing losses while the option is outstanding, to the extent that the value of the subject of the option continues to decline. If the subject lost its value entirely, the Fund's maximum loss would equal the exercise price less the premium (net of any commissions) that the Fund received initially for writing the option. Because of this risk exposure, a Fund that writes a put option may seek to "cover" that option with other assets that it owns. More details about this can be found in Section 16. - 19. below.

     ACCOUNTING FOR OPTIONS: The value of any option that the Fund has purchased, and the amount of the Fund's obligation under any outstanding option it has written, will vary as market prices change. These variations are reflected daily in the Fund's calculation of its net asset value, so that such value always reflects the estimated impact of current market conditions on all of the Fund's option positions.

16.  USING OPTIONS ON SECURITIES IN CERTAIN CONSERVATIVE INVESTMENT STRATEGIES

     Except as otherwise noted below, the general discussion of options in
Section 15. above applies to this Section 16.

     Each of the Funds may write covered call options that are traded on national securities exchanges, except for the Money Market Fund. By "covered" we mean that the Fund will actually own the securities that are the subject of the option.

     The same Funds may purchase "protective" put options that are traded on national securities exchanges. By "protective", we mean that the Fund will actually own the securities that are the subject of the option. If the market value of such underlying securities remains above the option's exercise price, the Fund will, in effect, lose the premium it has paid for the option. The Fund, however, avoids the risk of loss on the underlying securities, to the extent that the market value of the underlying securities falls below the exercise price of the put option.

     LIQUIDITY RISK: The Funds intend to write and purchase options only if the subadviser believes that adequate liquidity exists. If for any reason a Fund cannot, however, close out its open option position when deemed advisable, the Fund's investment performance could be adversely affected.

17. USING FINANCIAL FUTURES CONTRACTS, OPTIONS ON SUCH CONTRACTS AND OPTIONS ON STOCK INDEXES (GENERAL CONSIDERATIONS)

     Most of the Funds may, in varying degrees use financial futures contracts, options on such futures and options on stock indexes. This Section 17 discusses certain characteristics and risks that generally pertain to these instruments, regardless of the specific use to which they are put. The Funds' specific uses are discussed in Sections 7. - 8. above and 18. - 20. below, including specific risks related to those risks.

     FINANCIAL FUTURES CONTRACTS: Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts.

     An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A public market currently exists for interest rate futures contracts on United States Treasury Bills, United States Treasury Notes, bank certificates of deposit, and various other domestic or foreign instruments and indexes.

     Stock index futures contracts bind purchaser and seller to delivery at a future date specified in the contract of a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the Standard & Poor's 500 Stock Index, the Standard & Poor's Midcap Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and various other domestic or foreign indexes.

     A currency futures contract is a contract to buy or sell a specified amount of another currency at a future time for a fixed price.

     OPTIONS ON FINANCIAL FUTURES CONTRACTS: The writer of an option on a financial futures contract agrees to assume a position in such financial futures contract having a specified price, if the purchaser exercises the option and thereby assumes the opposite position in the financial futures contract. If the option purchaser would assume the sale side of the futures contract upon exercise of the option, the option is commonly called a "put" option. If the option writer would assume the sale side, it is commonly called a "call" option. As with other types of options, the party that writes the option receives a premium for doing so, and the party that purchases an option pays a premium therefor. However, there is no exercise (or strike) price, as such. Rather, if the value of the futures contract moves against the writer of the option, so that the option is (or is likely to be) exercised, the option writer, in effect, has the obligation to pay those losses.

     More specifically, an option written by a Fund on a financial futures contract requires the Fund to pay any amount by which the fluctuating price of the underlying debt instrument or index exceeds (in the case of a call option) or is less than (in the case of a put option) the price specified in the futures contract to which the option relates. Therefore, if the price of the debt instrument or stock index on which the futures contract is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the amount of the premium received by the Fund for writing the option.

     STOCK INDEX OPTIONS: After payment of a specified premium at the time a stock index option is entered into, the purchaser of a stock index call option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of the excess of a specified stock index on the exercise date over the exercise or "strike" price specified by the option. The purchaser of a put option obtains the right to receive a sum of money upon exercise of the option equal to a multiple of any excess of the strike price over the stock index. The writer of a call or put stock index option receives a premium, but has the obligation, upon exercise of the option, to pay a multiple of the difference between the index and the strike price. Thus, if the price of the stock index on which an index option is based increases (in the case of a call option written by a Fund) or decreases (in the case of a put option written by a Fund), the Fund may incur losses that exceed the premium it received for writing the option.

     Stock indexes for which options are currently traded include the Standard & Poor's 100 and Standard & Poor's 500 Indexes.

     MARGIN REQUIREMENTS FOR FUTURES AND OPTIONS: When futures contracts are traded, both buyer and seller are required to post an initial margin of cash or U.S. Treasury Bills equaling as much as 5 to 10 percent or more of the contract settlement price. The nature of the margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. If the market moves against the Trust, so that a Fund has a net loss on its outstanding futures contracts for a given day, the Fund generally will be required to post additional margin to that extent. The margin deposit is returned, assuming the Trust's obligations have been met, when the futures contract is terminated.

     Similar margin requirements will apply in connection with any transactions in which a Fund writes any options. This includes options on indexes and futures contracts, as well as other types of options.

     CERTAIN RISKS: Financial futures, options thereon, and stock index options, if used by a Fund, will in most cases be based on securities or stock indexes the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund and in connection with which such instruments are used. Furthermore, due to supply and demand imbalances and other market factors, the price movements of financial futures, options thereon, and stock index options do not necessarily correspond exactly to the price movements of the securities, currencies, or stock index on which such instruments are based. These factors increase the difficulty of implementing a successful strategy using futures and options contracts.

     The Funds generally will not take delivery of debt instruments pursuant to purchasing an interest rate futures contract, nor make a delivery of debt instruments pursuant to selling an interest rate futures contract. Nor will the Funds necessarily take delivery of or deliver currencies in connection with currency futures contracts. Instead, a Fund will more typically close out such futures positions by entering into closing futures contract transactions. Similarly, a Fund may wish to close out an option on a futures contract or an option on an index by entering into an offsetting position in those instruments.

     Generally speaking, entering into closing transactions such as described immediately above would not affect gains and losses of the Fund resulting from market action prior to such closing transactions. Moreover, there is a risk that, at the time a Fund wishes to enter into such a closing transaction, trading in futures or options could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. The futures and options exchanges also may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange.
Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. Although the subadvisers will seek to avoid situations where these factors would be likely to cause a problem for the Trust, in some cases they could adversely affect particular Fund transactions in these instruments.

     ASSET SEGREGATION REQUIREMENT FOR CERTAIN FUTURES AND OPTIONS POSITIONS: A Fund will maintain at all times in a segregated account with its custodian cash or liquid securities at least equal to the sum of the purchase prices of all of the Fund's open futures purchase positions, plus the current value of the securities underlying all of the Fund's open futures sales positions that are maintained for purposes other than bona fide hedging, plus the exercise price of all outstanding put options on futures contracts written by the Fund, minus the amount of margin deposits with respect thereto as marked to market each day.

18. USING FINANCIAL FUTURES, OPTIONS THEREON, AND STOCK INDEX OPTIONS FOR CERTAIN HEDGING-TYPE STRATEGIES

     This Section 18. should be read against the background of the generally applicable information about options, futures and related risks that appears in Sections 15. and 17. above.

     This Section 18. covers all Funds, except the Money Market Fund. Specifically, except for the Money Market Fund, all Funds may use exchange-traded financial futures contracts and options thereon, and, except for the Active Bond Fund, they also may purchase exchange-traded put or call options on stock indexes, for the purposes discussed below.

     It should be emphasized that none of the Funds is required to use any of these strategies, and doing so is not a principal investment strategy of any of the Portfolios. Therefore, it should not be assumed that any particular Fund will ever necessarily use any of these strategies to a significant extent.

     HEDGING WITH FINANCIAL FUTURES CONTRACTS AGAINST MARKET CHANGES: All Funds covered by this Section 18. (except the Equity Index Fund) may use certain financial futures contracts as a hedge to protect against possible changes in interest rates and security prices.

     Thus, for example, to hedge against the possibility that interest rates or other factors may result in a general decline in prices of equity securities of a type owned by them, these Funds (other than the Equity Index Fund) may sell stock index futures contracts. Similarly, to hedge against the possibility that increases in interest rates may adversely affect the market values of debt securities held by them, these Funds (other than the Equity Index, Large Cap Value CORE, and Large Cap Value CORE II Funds) may enter into interest rate futures sale contracts.

     ESTABLISHING MARKET EXPOSURE AND MANAGING CASH FLOW WITH FINANCIAL FUTURES
CONTRACTS: On the other hand, purchasing futures contracts could enable a Fund to take the approximate economic equivalent of a substantial position in bonds or equity securities. Thus, all of the Funds - - with the exception of the Money Market Fund - - may purchase and sell stock index and interest rate futures to maintain market exposure and manage cash flows.

     MANAGING FOREIGN CURRENCY EXPOSURE WITH FOREIGN CURRENCY FUTURES CONTRACTS:
Any Fund may use foreign currency futures contracts to the same extent and in the same manner as it is authorized to use forward foreign exchange contracts in
Section 6. above.


     Using options on futures contracts and options on stock indexes for the foregoing purposes: Each Fund that this Section 18. authorizes to use financial futures contracts also may purchase options on appropriate financial futures contracts and (except for the Active Bond Fund) stock indexes for any purpose and to the extent that it could use financial futures contracts as discussed above.

     LIMITATIONS ON "LONG" POSITIONS FOR CERTAIN FUNDS: The Large Cap Value CORE and Large Cap Value CORE II Funds may not purchase financial futures contracts, except for currency futures. The following limitation applies to the Managed, Aggressive Balanced, Growth & Income, Equity Index, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Fundamental Growth, Mid Cap Blend, and Real Estate Equity Funds. These Funds may purchase financial futures contracts, purchase call options on financial futures options or purchase call options on equity indexes only if (a) they intend to purchase securities (or, in the case of the Aggressive Balanced, Growth & Income, Equity Index, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Fundamental Growth, Mid Cap Blend, and Real Estate Equity Funds, wish to establish or maintain market exposure to securities that the Fund would be authorized to purchase) and (b) the value of such securities are expected to change by approximately the same amount as the value of the futures or options contracts being used to hedge them.

     RISKS OF HEDGING-TYPE STRATEGIES: If, after a Fund establishes a hedge position, the value of the securities or currencies being hedged moves in the opposite direction from that anticipated, the Fund as a whole will perform less well than it would have had it not entered into the futures or option transaction.

     The success of the Funds in using hedging-type techniques depends, among other things, on the subadviser's ability to predict the direction and volatility of price movements in the futures or options markets, as well as the securities markets and, in some cases, currency markets, and on the subadviser's ability to select the proper type, time and duration of option or futures contracts. Certain of the subadvisers have limited experience in utilizing these hedging-type techniques, and there can be no assurance that these techniques will produce their intended result.

     The prices of the futures and options contracts used for hedging-type strategies may not vary as contemplated in relation to changes in the price of the securities or currencies being hedged. Accordingly, there is a risk that transactions in these instruments, if used by a Fund, may not in fact offset the impact of adverse market developments in the manner or to the extent contemplated or that such transactions may result in losses to the Fund which would not be offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund. Hedging-type transactions also may be more, rather than less, favorable to a Fund than originally anticipated.

19.  USING OPTIONS AND FUTURES IN POTENTIALLY MORE AGGRESSIVE STRATEGIES

     This Section 19. should be read against the background of the generally applicable information about options, futures, and related risks that appears in
Section 15., 17. and 18. above.

     This Section 19. applies only to the Managed, Aggressive Balanced, Growth & Income, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Growth, Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds. The option and futures strategies discussed in this Section are in addition to those discussed for those (and other) Funds in Sections 7., 8., 16., and 18. above.

     WRITING CERTAIN TYPES OF OPTIONS: The Managed, Aggressive Balanced, Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Small/Mid Cap CORE, , Small/Mid Cap Growth, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may write "covered" put options on securities. In addition, the Managed, Aggressive Balanced, Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may also write covered put and call options on indexes composed of securities in which the Fund may invest. Such index options may be written in any manner that the Fund in question is authorized to write options on specific securities it owns.

     A put option written by a Fund will be deemed to be "covered" if the Fund maintains in a segregated account with its custodian cash or liquid securities with a value at all times at least equal to the exercise price of the put. Put and call options written by Funds will also be considered to be "covered" to the extent that the Fund's liabilities under these options are fully offset by its rights under put or call options purchased by the Fund.

     PURCHASING CERTAIN TYPES OF OPTIONS. The Managed, Aggressive Balanced, Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Global Bond, and High Yield Bond Funds may purchase put and call options on securities in which it may invest, without specific restriction as to the circumstances of such purchases. Similarly, each of these Funds, as well as the Small/Mid Cap Growth and Short-Term Bond Funds, may purchase put and call options on indexes composed of securities in which the Fund may invest, without specific restriction on the circumstances of such purchases.

     Option purchases of the type covered in the preceding paragraph would have to be consistent with the Fund's investment objective. Also, each of the above-listed Funds is subject to the limitation on certain futures and options transactions described in Section 20.

     USING OPTIONS TRADED OVER-THE-COUNTER OR ON FOREIGN EXCHANGES: The Managed, Aggressive Balanced, Growth & Income, Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may also use options on securities and options on indexes that are traded "over-the-counter" or on foreign exchanges, in any manner that they would be permitted to use such options that were traded on domestic exchanges.

These Funds will engage in over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities. These Funds will treat over-the-counter options they have purchased and assets used to cover over-the-counter options they have written as illiquid securities. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price.

     USING FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS FOR CERTAIN
PURPOSES: The Managed, Aggressive Balanced, Growth & Income, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Growth, Mid Cap Growth, Real Estate Equity, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Value, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds may use futures contracts on securities or on market indexes, and options on such futures contracts, without specific restriction on the purposes of such transactions. Nevertheless, such transactions would have to be consistent with the Fund's investment objective.

     There is no specific overall limit on the amount of the assets these Funds may devote to financial futures contracts and options thereon, even if such contracts are not limited to hedging-type transactions. Nevertheless (except through the purchase of options, as discussed below) the Funds will not use these techniques for purpose of "leveraging" the Fund's exposure to the securities underlying any futures contract or option thereon or its exposure to foreign currencies. Although this limitation does not apply to options on futures contracts that are purchased by a Fund, the total amount of assets on deposit as margin to secure options on futures contracts that are not used for bona fide hedging purposes plus the amount of premiums paid by a Fund for such options is (pursuant to the restrictions set forth in Section 20. below) limited to 5% of the Fund's net assets.

     RISKS OF POTENTIALLY MORE AGGRESSIVE OPTIONS AND FUTURES STRATEGIES: As outlined above, the Funds discussed in this Section 19. may engage in types of options and futures transactions not permitted to the other Funds, including over-the-counter options, writing covered put options, and more types of transactions that are not solely for hedging-type purposes or that otherwise may be more speculative. Also, even as to options and futures transactions of a type that are permitted to other Funds, these Funds are, in certain cases, not as limited regarding the amount of their assets that may be so employed. Accordingly, to the extent that these Funds exercise their broader authority to enter into options and futures transactions, they may incur greater risks than the other Funds.

20.  LIMITING THE FUNDS' EXPOSURE TO CERTAIN FUTURES AND OPTION TRANSACTIONS.

     The Equity Index, Large Cap Value, Small Cap Equity, and International Opportunities Funds will not enter into any financial futures contract or purchase any option thereon, if, immediately thereafter, the total amount of its assets required by commodities exchanges to be on deposit as margin to secure its obligations under futures contracts, plus the amount of premiums paid by the Fund for outstanding options to purchase futures contracts, exceeds 5% of the market value of the Fund's total assets.

     The following limitation applies to all of the Funds that can invest in financial futures contracts or options thereon, other than the Equity Index, Large Cap Value, Small Cap Equity, and International Opportunities Funds: No such other Fund may purchase, sell or write futures contracts or options thereon other than for "bona fide" hedging purposes (as defined by the U.S. Commodity Futures Trading Commission) if immediately thereafter the Fund's initial margin deposits on such outstanding non-hedging futures and options positions, plus the amount of premiums paid by the Fund for such outstanding non-hedging options on futures contracts, exceeds 5% of the market value of the Fund's net assets. For the purpose of this calculation, any amount by which an option is "in the money" at the time of its purchase is excluded from the premium paid therefor.

     Nor will any of the Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Small Cap Equity or International Equity Funds enter into any transaction in interest rate, stock index or currency futures, or options thereon, or stock index options, if the value of the securities being hedged by all of such instruments would immediately thereafter be more than one-third of the value of the Fund's total assets. Nor will any Fund consider as "hedging" any transaction that is intended to leverage the Fund's investment exposure to the type of security being hedged or to leverage the Fund's currency exposure.

21.  USING OTHER TYPES OF DERIVATIVE INSTRUMENTS

     The Global Balanced, International Equity Index, and High Yield Bond Funds may engage in "swap" transactions (specifically interest rate, currency and index swaps) and in the purchase or sale of related "caps," "floors," or "collars." The Emerging Markets Equity Fund may also engage in those transactions and, in addition, may engage in equity swap transactions. The Managed and Aggressive Balanced Funds may each invest up to 10% of the respective Fund's total assets (at the time the swap is entered into) in currency and equity swaps for hedging purposes or for currency management strategies as discussed in Section 6 above. The International Equity Fund may invest up to 10% of its total assets (at the time the swap is entered into) in currency and equity swaps, although it will use currency swaps only for hedging purposes. The Global Bond Fund may also use these derivative instruments, but only for currency management strategies as discussed in Section 6. above.

     The nature and risks of these types of transactions are discussed further in the paragraphs that follow.

     INTEREST RATE SWAPS: In a typical interest rate swap agreement, one party agrees to make payments equal to a floating interest rate on a specified amount (the "notional amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well.

     Provided the contract so permits, a Fund will usually enter into swaps on a "net" basis: that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

     INTEREST RATE CAPS, FLOORS AND COLLARS: The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.

     CURRENCY, INDEX AND EQUITY SWAPS, CAPS, FLOORS AND COLLARS: Currency, index, and equity swaps, caps, floors, and collars are similar to those for interest rates described in the two preceding paragraphs above, except that, rather than being determined by variations in specified interest rates, the obligations of the parties are determined by variations in a specified currency, interest rate index, or equity index, as the case may be.

     RISKS AND PURPOSES OF THESE OTHER DERIVATIVES: The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If a Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid.

     Swaps, caps, floors and collars tend to be more volatile than many other types of investments. Nevertheless, a Fund will use these techniques only as a risk management tool and not for purposes of leveraging the Fund's market exposure or its exposure to changing interest rates, security values or currency values. Rather, a Fund will use these transactions only to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Nor will a Fund sell interest rate caps, floors or collars if it does not own securities providing the interest that the Fund may be required to pay under such derivative instruments. Finally, of course, a Fund may use these derivative instruments only in ways that are consistent with its investment objective.

     The use of swaps, caps, floors and collars involves investment techniques and risks different from those associated with other portfolio security transactions. If the subadviser is incorrect in its forecasts of market values, interest rates, currency rates and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used.

     These instruments are typically not traded on exchanges. Accordingly, there is a heightened risk that the other party to certain of these instruments will not perform its obligations to the Fund. None of the Funds will enter into any swap, cap, floor, or collar, unless the other party to the transaction is deemed creditworthy by the subadviser.

     There also is a risk that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its investment under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. In recent years, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swaps, caps, floors and collars will be determined by the subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the instrument (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Such determinations will govern whether the instrument will be deemed within the Fund's 15% restriction on investments in securities that are not readily marketable.

     SEGREGATION REQUIREMENTS FOR THESE DERIVATIVES: Each Fund will maintain cash or liquid high grade debt securities in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under swaps, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

22.  INVESTING IN OTHER INVESTMENT COMPANIES

     Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which that Fund may otherwise invest. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including advisory and administration fees, except as specifically stated otherwise in the paragraphs that follow.

     USING OTHER INVESTMENT COMPANIES TO GAIN EXPOSURE TO CERTAIN FOREIGN
SECURITIES: Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical (or only way) for a Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act of 1940. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company," regardless of whether such "passive foreign investment company" makes distributions to the Fund.

     The International Equity Index Fund is likely to invest in closed-end investment companies known as "country funds" or passive foreign investment companies. (A "closed end" company is one whose shares can generally be disposed of only in market transactions, as opposed to redemptions. An "open end" company is one whose shares are freely redeemable.)The International Equity Fund may also purchase shares of investment companies investing primarily in foreign securities, including country funds.

     The Large Cap Value CORE, Large Cap Value CORE II, and International Equity Funds may invest in iShares/(sm)/ (formerly called World Equity Benchmark Shares or "WEBS") and other investment company securities that represent a similar interest in securities included in a foreign securities index. iShares/(sm)/ are shares of an investment company that invests substantially all of its assets in securities included in the MSCI indices for specified countries. iShares/(sm)/ are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares/(sm)/ are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares/(sm)/ on the AMEX. To date, iShares/(sm)/ have traded at relatively modest discounts and premiums to the NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares/(sm)/ for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares/(sm)/ will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares/(sm)/ should occur in the future, the liquidity and value of a Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, a Fund could be required to reconsider the use of iShares/(sm)/ as part of its investment strategy.

     INVESTING IN STANDARD & POOR'S DEPOSITARY RECEIPTS (SPDR'S): The Equity Index, Large Cap Value CORE, Large Cap Value CORE II, and Small/Mid Cap CORE Funds may, consistent with their investment objectives, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is a regulated investment company that is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs.

     INVESTING IN MONEY MARKET FUND SHARES: A Fund may also invest in money market funds managed by its subadviser in reliance upon an exemptive order received by its subadviser from the SEC. Such exemptive orders may permit funds managed by the subadviser to invest in money market funds managed by it, to an extent in excess of amounts otherwise permitted by the Investment Company Act. The subadviser to the Mid Cap Growth Fund will remit the fees it receives from money market funds it manages, to the extent such fees are based on the Mid Cap Growth Fund's assets, to the Mid Cap Growth Fund. Nor are the Large Cap Value, Small Cap Value and International Opportunities Funds charged any investment management fees for investments in money market funds managed by their subadvisers.

23.  PURCHASING "WHEN ISSUED" SECURITIES AND FORWARD COMMITMENTS

     All Funds (other than the Growth & Income and Money Market Funds) may purchase securities on a when issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuations, and no interest accrues to the purchaser during this period.

     In addition, these Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), because new issues of securities are typically offered to investors on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although a Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if its subadviser deems it appropriate to do so.

     ASSET SEGREGATION REQUIREMENT FOR THESE TRANSACTIONS. Each Fund will maintain in a segregated account with its custodian cash or liquid securities that at all times equal the amount of its when issued and forward commitments.

24.  SHORT-TERM TRADING

     All Funds can use short-term trading of securities as a means of managing their portfolios to achieve their investment objectives. As used herein, "short-term trading" means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time, in some instances for less than three months. A Fund may engage in short-term trading to the extent that the subadviser believes the transactions, net of costs (including commissions, if any), will benefit the Fund. Generally speaking, short-term trading can be expected to generate expenses for a Fund that would not be incurred by a Fund that did not engage in that practice.

25.  ENTERING INTO REPURCHASE AGREEMENTS

     All of the Funds may enter into repurchase agreements.

     A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (e.g., 7 days), subject to the seller's obligation to repurchase the security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements will be entered into only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

     The Managed, Growth & Income, Large Cap Growth, Real Estate Equity, Active Bond, and Money Market Funds may not invest in repurchase agreements maturing in more than 7 days. No other Fund will invest in repurchase agreements maturing in more than 7 days if that investment, together with any other investments deemed "illiquid," would exceed 15% of the Fund's net assets.

     Each Fund has a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian or sub-custodian, either physically or in book-entry form, and that the collateral must be marked-to-market daily to ensure that each repurchase agreement is fully "collateralized" at all times. In the event of a bankruptcy or other default by a seller of a repurchase agreement, however, the Fund could experience delays in liquidating the underlying securities and could experience losses (including the possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period, and expenses of enforcing its rights).

26.  PARTICIPATING IN JOINT TRADING ACCOUNTS

     John Hancock has established a "joint trading account" that all Funds, in the discretion of their subadvisers, can use to invest relatively small amounts of cash on a more favorable basis than they could do individually. John Hancock is responsible for investing the aggregate cash balances in the joint trading account into one or more repurchase agreements, as described in Section 25. above, or in other money market instruments. The joint trading account was established pursuant to an order of the SEC and all of the Funds (except the Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth Fund, Small/Mid Cap CORE, Small Cap Growth, International Equity, and Money Market Funds) regularly participate in it.

     Each Fund is also free to participate in any similar joint trading account that their subadviser operates for mutual fund assets managed by it. These other joint trading accounts would be operated pursuant to their own SEC exemptive orders, and the following Funds regularly participate in such other joint trading accounts: the Large Cap Value CORE, Large Cap Value CORE II, Mid Cap Growth, Small/Mid Cap CORE, Small/Mid Cap Growth, Small Cap Growth, and International Equity Funds.

     In each case, the subadviser that operates one of these joint trading accounts is responsible for ensuring that all repurchase agreements acquired through these accounts are at all times fully collateralized.

27.  LENDING OF FUND SECURITIES

     In order to generate additional income, all Funds may, and most do, lend securities from their portfolios to brokers, dealers and financial institutions such as banks and trust companies. Such loans will be secured by collateral consisting of cash or U.S. Government securities, which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income (if any) on the loaned securities, as well as additional compensation for making the loan. Cash collateral may be invested in short-term securities, which will increase the current income of the Fund. Such loans will not be for more than 60 days and will be terminable by the Fund at any time. The Fund will have the right to regain record ownership of loaned securities in order to exercise rights of a holder thereof including receiving interest or other distributions or exercising voting rights. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

     Lending of portfolio securities involves a risk of failure by the borrower to return the loaned securities, in which event the Fund may incur a loss. However, most of the Funds' loans of securities are pursuant to an arrangement with State Street Bank & Trust Company, the Trust's primary custodian. Under these arrangements, State Street Bank & Trust Company guarantees the Trust against any loss or damages that any Fund incurs as a result of the borrower failing to return the Fund's securities in accordance with the terms of the loan. No Fund will lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

28.  USING REVERSE REPURCHASE AGREEMENTS AND MORTGAGE "DOLLAR ROLLS"

     The Short-Term Bond and Money Market Funds may enter into reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions (discussed below). In a reverse repurchase agreement, the Fund sells a security and enters into an agreement to repurchase the security at a specified future date, but at a lower price. The Fund generally retains the right to interest and principal payments on the security, as well as use of the proceeds while the repurchase agreement is outstanding.

     The Managed, Aggressive Balanced, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Balanced, and Global Bond Funds may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities at a specified future date and price. While the Fund foregoes principal and interest paid on the mortgage-backed securities during the "roll" period, the Fund is compensated by the difference between the current sale price and the lower price for the future purchase as well as by any return earned on the proceeds of the initial sale.

     The mortgage dollar rolls and reverse repurchase agreements entered into by a Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions could be considered to involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Trust does not believe that such arbitrage transactions present the risks to the Fund that are associated with other types of leverage.

     ASSET SEGREGATION REQUIREMENTS FOR REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS: Each Fund will set aside in a segregated account with its custodian liquid assets that at all times are at least equal to its obligations under outstanding reverse repurchase agreements and mortgage dollar rolls it has entered into.

29.  INVESTING IN RULE 144A AND ILLIQUID SECURITIES

     All Funds may purchase unregistered securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Case-by-case determinations are made whether each issue of Rule 144A securities owned by the Fund is an illiquid security.

     If illiquid, a Rule 144A security may not be purchased by the Money Market Fund. Nor may the Money Market Fund purchase any other investments that are deemed to be illiquid, if the total of all its illiquid assets would be more than 10% of its net assets. Each Fund other than the Money Market Fund, however, may purchase illiquid Rule 144A securities, or other illiquid assets if, and only if, the total of all the Fund's illiquid assets would not thereby be made to exceed 15% of the Fund's net assets.

30.  INVESTING IN CONVERTIBLE SECURITIES AND WARRANTS
     ------------------------------------------------

     Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

31.  INVESTING IN INITIAL PUBLIC OFFERINGS ("IPOS")

     Some Funds of the Trust have the ability to invest in IPOs. IPO investments may be more volatile than other types of investments and a Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. The actual effect of IPOs on performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that a Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance in the future.


                THE FUNDS' FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Funds' investment objectives and strategies may, in general, be changed without the approval of shareholders.

In a few cases, however, the Investment Company Act requires such approval. In addition, the Trust has adopted as "fundamental" the below-listed restrictions relating to the investment of each Fund's assets. That these restrictions are "fundamental" policies means that they may not be changed for any Fund without the approval of a majority of the outstanding voting shares of each affected Fund. (The term "majority of the outstanding voting shares" means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares.)

     To the extent the Trust's prospectus or this Statement of Additional Information anywhere sets forth investment restrictions more restrictive than the fundamental restrictions described below, the more restrictive limitation controls; but any such more restrictive limitation may be changed without any shareholder approval, subject to the below fundamental restrictions.

     As a matter of fundamental policy, no Fund will:

     (1) Purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust or an interest in a pool of real estate mortgage loans is not treated as an interest in real estate. Investments of the type permitted in the Real Estate Equity Fund are not deemed interests in real estate for the purposes of this restriction.

     (2) Make loans, other than through the acquisition of obligations in which the Fund may invest consistent with its objective and investment policies, except that each Fund may lend portfolio securities not having a value in excess of 33 1/3% of the Fund's total assets.

     (3) Invest in commodities or in commodity contracts or in puts, calls or a combination of both, except that

         (A) the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Growth, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Active Bond II, Bond Index, Global Bond, and High Yield Bond Funds may

   (i) write call options on, and purchase put options covered by, securities held by them and purchase and sell options to close out positions thus established, provided that no such covered call or put option position will be established in the Large Cap Growth Fund if more than one-third of the Fund's total assets would immediately thereafter be subject to such call and put options,

   (ii) purchase options on stock indexes and write such options to close out positions previously established, and

   (iii) enter into financial futures contracts or purchase options on such contracts, and effect offsetting transactions to close out such positions previously established; provided that, (a) as to the Large Cap Value, Large Cap Growth, Large/Mid Cap Value II, and Small Cap Equity Funds, no position in financial futures, options thereon or options on securities indexes will be established if, immediately thereafter, the then-current aggregate value of all securities owned or to be acquired by the Fund which are hedged by such instruments exceeds one-third of the value of its total assets and (b) as to the Large Cap Value, Equity Index, Large/Mid Cap Value II, Small Cap Equity, and International Opportunities Funds, no futures position or position in options on futures will be established if, immediately thereafter, the total of the initial margin deposits required by commodities exchanges with respect to all open futures positions at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the Fund's total assets;

         (B) with respect to the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds, forward foreign exchange contracts, forward commitments, and when issued securities are not deemed to be commodities or commodity contracts or puts or calls for the purposes of this restriction;

         (C) the Managed, Aggressive Balanced, Mid Cap Growth, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Growth, Global Balanced, International Equity Index, International Equity, Emerging Markets Equity, Short-Term Bond, Bond Index, Global Bond, and High Yield Bond Funds may, in addition to the activities permitted in (A) and (B) above,

   (i) write put and call options on securities and market indexes, if such positions are covered by other securities or outstanding put and call positions of the Fund, and purchase put and call options to close out any positions thus established, and

   (ii) enter into futures contracts on securities or market indexes, or purchase or write put or call options on such futures contracts, for hedging or speculative (non-hedging) purposes, and enter into offsetting transactions to close out any positions thus established; provided that none of these Funds may purchase, sell or write such futures or options other than for bona fide hedging purposes if immediately thereafter the Fund's margin deposits on such non-hedging positions, plus the amount of premiums paid for outstanding options on futures contracts that are not for bona fide hedging purposes (less any amount by which any such option is "in the money" at the time of purchase) exceeds 5% of the market value of the Fund's net assets;

         (D) the Large Cap Growth, Active Bond and Active Bond II Funds may enter into futures contracts and purchase or write options thereon to the same extent as is permitted in (C)(ii), above, with respect to the Funds listed therein, and the Growth & Income, Real Estate Equity, and Health Sciences Funds may enter into futures contracts and purchase or write options thereon to the same extent as if permitted in (A)(iii) and (C)(ii) above; and

         (E) the Managed, Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Active Bond II, Global Bond, and High Yield Bond Funds may purchase or write put or call options on foreign currencies, may purchase put or call options on securities, and may enter into closing transactions with respect to any of such options.

     (4) Engage in the underwriting of securities of other issuers, except to the extent the Fund may be deemed an underwriter in selling as part of an offering registered under the Securities Act of 1933 securities which it has acquired.

     (5) Borrow money, except from banks as a temporary measure where such borrowings would not exceed 5% of the market value of total assets of the Fund as of the time each such borrowing is made, or 10% as to the Aggressive Balanced, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Fundamental Growth, Mid Cap Blend, Small/Mid Cap CORE, Small Cap Value, Health Sciences, International Equity Index, International Equity, Emerging Markets Equity, Bond Index, Active Bond II and High Yield Bond Funds, subject to a non-fundamental policy that none of these Funds will make additional investments at any time when such borrowings plus any amounts payable by the Fund under reverse repurchase agreements exceed 5% of that Fund's total assets.

     (6) Except as set forth in the following sentence, neither the Managed and Active Bond Funds, nor the Growth & Income, Large Cap Growth, Real Estate Equity, or Money Market Funds may purchase securities which are subject to legal or contractual delays in or restrictions on resale. The Managed, Growth & Income, Large Cap Growth, Real Estate Equity, and Active Bond Funds may, however, purchase restricted securities, including those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933, subject to a non fundamental restriction limiting all illiquid securities held by each Fund to not more than 15% of the Trust's net assets.

     (7) Purchase securities on margin, except for short-term credits as may be necessary for the clearance of purchases or sales of securities, or effect a short sale of any security. Neither the use of futures contracts as permitted by restriction (3), above nor the use of option contracts as permitted by restriction (3) above, shall be deemed to be the purchase of a security on margin.

     (8) Invest for the purpose of exercising control over or management of any company.

     (9) Unless received as a dividend or as a result of an offer of exchange approved by the Securities and Exchange Commission ("SEC") or of a plan of reorganization, purchase or otherwise acquire any security issued by an investment company if the Fund would immediately thereafter own (a) more than 3% of the outstanding voting stock of the investment company, (b) securities of the investment company having an aggregate value in excess of 5% of the Fund's total assets, (c) securities of investment companies having an aggregate value in excess of 10% of the Fund's total assets, or (d) together with investment companies having the same investment adviser as the Fund (and companies controlled by such investment companies), more than 10% of the outstanding voting stock of any registered closed-end investment company. A real estate or mortgage investment trust is not considered an investment company. This restriction (9) does not apply to the Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Health Sciences, International Equity, Global Balanced, International Opportunities, Emerging Markets Equity, Bond Index, Active Bond II, Global Bond, or High Yield Bond Funds.

     (10) Purchase securities of any issuer, if (a) with respect to 75% of the market value of its total assets, more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, unless such issuer is the United States Government or its agency or instrumentality, or (b) such purchase would result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction (10) does not apply to the Managed, Growth & Income, Large Cap Growth, Large Cap Aggressive Growth, Mid Cap Growth, Health Sciences, Global Balanced, or Global Bond Funds.

     (11) Issue senior securities. For the purposes of this restriction, the following shall not be deemed to be the issuance of a senior security: the use of futures contracts as permitted by restriction (3), above; the use of option contracts as permitted by restriction (3), above; and the use of foreign currency contracts.

     The Aggressive Balanced, Equity Index, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large Cap Aggressive Growth, Large/Mid Cap Value, Large/Mid Cap Value II, Mid Cap Growth, Fundamental Growth, Mid Cap Blend, Small/Mid Cap Growth, Small/Mid Cap CORE, Small Cap Equity, Small Cap Value, Small Cap Growth, Global Balanced, International Equity Index, International Equity, International Opportunities, Emerging Markets Equity, Short-Term Bond, Bond Index, Active Bond, Active Bond II, Global Bond, and High Yield Bond Funds will not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of its total assets taken at market value. For the purpose of this restriction, telephone, water, gas and electric public utilities are each regarded as separate industries, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parent. In conformity with its understanding of current interpretations of the Investment Company Act by the staff of the SEC, the Trust, as a non-fundamental policy, interprets this limitation not to apply to securities issued by the Federal government, or state and local governments within the U.S., or political subdivisions thereof; but this exception does not apply to securities of foreign government entities. If these interpretations change, however, the Trust may modify its practices to conform to such changes.

     For purposes of any restrictions or limitation to which the Trust is subject, no Fund, by entering into any futures contract or acquiring or writing any option thereon or on any security or market index, shall be deemed

     (1) to have acquired or invested in any securities of any exchange or clearing corporation for any such instrument or

     (2) to have acquired or invested in any debt obligations or in any stocks comprising indexes on which such instrument is based, but which the Fund does not hold directly in its portfolio.

                  BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees of the Trust is responsible for overall management of the Trust. The Board may exercise all powers of the Trust, except those powers which are conferred solely upon or reserved to the shareholders. The following table provides information about the members of the Board of Trustees and the officers of the Trust:

NAME, ADDRESS AND AGE                POSITIONS HELD WITH TRUST     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                -------------------------     ----------------------------------------------
Michele G. Van Leer* (age 43)        Chairman and Trustee          Senior Vice President, Product Management, John
John Hancock Place                                                 Hancock Life Insurance Company; Vice Chairman,
Boston, Massachusetts 02117                                        President & Director, John Hancock Variable
                                                                   Life Insurance Company


Thomas J. Lee* (age 46)              Vice Chairman, President      Vice President, Life and Annuity Services, John
John Hancock Place                   and Trustee                   Hancock Life Insurance Company; Vice President
Boston, Massachusetts 02117                                        & Director, John Hancock Variable Life
                                                                   Insurance Company


Elizabeth G. Cook (age 63)           Trustee                       Expressive Arts Therapist (Clients:
85 East India Row                                                  Massachusetts General Hospital, Dana-Farber
Boston, Massachusetts 02110                                        Cancer Institute); President, The Advertising
                                                                   Club of Greater Boston


Diane C. Kessler (age 54)            Trustee                       Executive Director, Massachusetts Council of
325 Parker Street                                                  Churches
Newton Centre, Massachusetts 02159

Robert Verdonck (age 55)             Trustee                       Chairman, President and Chief Executive
One Bennington Street                                              Officer, East Boston Savings Bank
East Boston, Massachusetts
02128

Hassell H. McClellan (age 55)        Trustee                       Associate Professor and Graduate Dean, The
Boston College                                                     Wallace E. Carroll School of Management, Boston
Graduate School of Management                                      College
140 Commonwealth Avenue
Chestnut Hill, Massachusetts
02467


Raymond F. Skiba (age 55)            Treasurer                     Director, Fund Financial Management, John
John Hancock Place                                                 Hancock Funds, Inc.
Boston, Massachusetts 02117

Karen Q. Visconti (age 47)           Secretary                     Senior Marketing Consultant, Life Product
John Hancock Place                                                 Management, John Hancock Life Insurance Company
Boston, Massachusetts  02117


* Ms. Van Leer and Mr. Lee are the only Trustees who are "interested persons" as defined in the Investment Company Act.

     Certain members of the Trust's Board of Trustees may own either variable annuity contracts or variable life insurance policies that are supported by one of the Separate Accounts and, in that sense, have an interest in shares of the Trust.

The combined interest of all the Trust's officers and Trustees, however, does not aggregate as much as 1% of any Fund's net assets.

     Compensation paid by the Trust to its current disinterested
Trustees during 2000 was as follows:

                    Ms. Cook         $52,100
                    Ms. Kessler      $47,800
                    Mr. Verdonk      $51,300
                    Mr. McClellan    $43,900

The Trust paid no compensation to any other officer or Trustee. Mr McClellan did not become a Trustee until February 16, 2000.

                       INVESTMENT ADVISORY ARRANGEMENTS

THE TRUST'S INVESTMENT ADVISORY ARRANGEMENTS WITH JOHN HANCOCK

     John Hancock, the Trust's investment adviser, is a Massachusetts corporation. Until February 1, 2000, John Hancock was a mutual life insurance company. Now, it is a subsidiary of John Hancock Financial Services, Inc., a publicly-traded holding company. John Hancock provides advisory services to the Funds pursuant to several investment advisory agreements. The Trust is party to each of these investment advisory agreements with John Hancock.

     The Trust pays John Hancock investment advisory fees at the following rates:

                                JOHN HANCOCK'S INVESTMENT ADVISORY FEE
                                AS AN ANNUAL PERCENTAGE OF EACH PORTION
FUND                            OF THE FUND'S AVERAGE DAILY NET ASSETS
----                            --------------------------------------
Managed                         .74% of first $500 million; .68% of next $500 million; .65% above $1 billion

Large Cap Growth                .40% of first $500 million; .35% of next $500 million; .30% above $1 billion

Growth & Income                 .71% of first $150 million; .69% of next $150 million; .67% above $300 million

Aggressive Balanced             .675% of first $250 million; .625% of next $250 million; .60% above $500 million

Large Cap Value CORE            .75% of first $50 million; .65% of next $150 million; .60% above $200 million

Large Cap Value CORE II         .75% of first $50 million; .65% of next $150 million; .60% above $200 million

Large Cap Aggressive Growth     1.00% of first $10 million; .875% of next $10 million; .75% above $20 million

Active Bond                     .70% of first $100 million; .65% of next $150 million; .61% of next $250 million;
                                .58% of next $500 million; .55% above $1 billion
Active Bond II                  .70% of first $100 million; .65% of next $150 million; .61% of next $250 million;
                                .58% of next $500 million; .55% above $1 billion

Money Market                    .25%

Small Cap Growth                .75%

Large Cap Value                 .75%

Equity Index                    .15% of first $75 million; .14% of next $50 million; .13% above $125 million

Large/Mid Cap Value             .95% of first $25 million; .85% of next $25 million; .75%  of next $50 million;
                                65% above $100 million

                                JOHN HANCOCK'S INVESTMENT ADVISORY FEE
                                AS AN ANNUAL PERCENTAGE OF EACH PORTION
FUND                            OF THE FUND'S AVERAGE DAILY NET ASSETS - CONTINUED
----                            --------------------------------------------------
Large/Mid Cap Value II          .95% of first $25 million; .85% of next $25 million; .75%  of next $50 million;
                                 65% above $100 million
Small Cap Equity                .90% of first $150 million; .75% of next $150 million; .65% of next $200 million;
                                .60% above $500 million
Mid Cap Growth                  .85% of first $100 million; .80% above $100 million

Fundamental Growth              .90% of first $250 million; .85% above $250 million

Real Estate Equity              1.10% of first $50 million; 1.00% of the next $50 million; .90% of the next $100 million; .80% above $200 million

Health Sciences                 1.00% of first $250 million; .95% above $250 million

Mid Cap Blend                   .75% of first $250 million; .70% of next $250 million; .65% above $500 million

Small/Mid Cap Growth            .75% of first $250 million; .70% of next $250 million; .65% above $500 million

Small Cap Value                 .95%

Small/Mid Cap CORE              .80% of first $50 million; .70% above $50 million

Global Balanced                 1.05% of first $150 million; .95% of next $150 million; .80% of next
                                $200 million; .75% above $500 million

International Equity Index      .18% of first $100 million; .15% of next $100 million; .11% above $200 million

International Equity            1.00% of first $50 million; .95% of next $150 million; .90% above $200 million

International Opportunities     1.00% of first $20 million; .85% of next $30 million; .75% above $50 million

Emerging Markets Equity         1.30% of first $10 million; 1.20% of next $140 million; 1.10% above $150 million

Short-Term Bond                 .30%

Bond Index                      .15% of first $100 million; .13% of next $150 million; .11% above $250 million

Global Bond                     .85% of first $150 million; .80% of next $150 million; .75 of next $200 million;
                                .70% above $500 million

High Yield Bond                 .65% of first $100 million; .60% of next $100 million; .50% above $200 million

     Under its investment advisory agreements with the Trust, John Hancock advises the Trust in connection with policy and strategy decisions; provides administration of much of the Trust's day-to-day operations; serves as the Trust's transfer agent and dividend disbursing agent; prepares the Trust's financial statements; maintains records required by the Investment Company Act of 1940; and supervises activities of the subadvisers (discussed below) and of other service providers to the Trust. John Hancock also provides the Trust with office space, supplies and other facilities required for the business of the Trust. John Hancock pays the compensation of Trust officers and employees and the expenses of clerical services relating to the administration of the Trust. To the extent that any administrative or legal services for the Trust are provided by John Hancock's Law Department, however, John Hancock charges the Trust separately, and the Trust pays such charges in accordance with the terms of the investment advisory agreements.

     All other expenses not expressly assumed by John Hancock under the investment advisory agreements are paid by the Trust. These include, but are not limited to, the Trust's taxes (if any); custodian fees; auditing fees; brokerage commissions; advisory fees; the compensation of Trustees who are not affiliated with John Hancock; the Trust's fidelity bond coverage; the costs of printing and distributing annual and semi-annual reports and voting materials to holders of variable annuity contracts and variable life insurance policies that participate in the Trust; tabulating votes; fees for certain accounting, valuation, and compliance services; legal fees; SEC registration costs; proxy costs; costs of organizing any new Funds; and other expenses related to the Trust's operations.

THE TRUST'S ARRANGEMENTS WITH SUBADVISERS

     Set forth below are the names to the Funds' subadvisers and certain persons who may control them.

                  SUBADVISER                                                                    GENERAL NATURE
                AND THE FUNDS               SUBADVISER'S                                              OF
                  IT MANAGES             CONTROLLING PERSON      BASIS OF CONTROL         CONTROL PERSON'S BUSINESS
       --------------------------------  ------------------   -----------------------  --------------------------------

   1.  Independence Investment LLC       John Hancock         Indirectly owns 100%     Financial services holding
       (Managed, Growth & Income,        Financial Services   of voting stock          company
       Large Cap Growth, Real Estate     Inc.
       Equity, Short-Term Bond,
       Aggressive Balanced, Mid-Cap      John Hancock         Indirectly owns          Life insurance and other
       Blend and International Equity    Life Insurance       100% of voting stock     financial services provided
       Index Funds)                      Company                                       directly or through subsidiaries

   2.  John Hancock Advisers, Inc.       Same as 1. above.
       (Small Cap Growth, Active Bond
       and Active Bond II Funds)

   3.  SSgA Funds Management, Inc.       State Street         Owns 100% of the         Financial services holding
       (Equity Index Fund)               Corporation          subadviser               company

   4.  T. Rowe Price Associates, Inc.    T. Rowe price        Owns 100% of the         Publicly traded financial
       (Large Cap Value and Small Cap    Group, Inc.          subadviser               services holding company
       Value Funds)

                  SUBADVISER                                                                    GENERAL NATURE
                AND THE FUNDS               SUBADVISER'S                                              OF
            IT MANAGES--CONTINUED        CONTROLLING PERSON      BASIS OF CONTROL         CONTROL PERSON'S BUSINESS
       --------------------------------  ------------------   -----------------------  --------------------------------

   5.  Janus Capital Corporation         Stilwell             Indirectly owns 88.7%    Publicly traded financial asset
       (Mid Cap Growth Fund)             Financial, Inc.      of the subadviser        management company
                                                              Owns 6.2% of the
                                         Thomas H. Bailey     subadviser and, by       CEO and Chairman of the Board,
                                                              contract, may elect      Janus Capital Corporation
                                                              majority of the
                                                              subadviser's directors
                                                              (subject to approval
                                                              of Stilwell Financial,
                                                              Inc.)

   6.  Goldman Sachs Asset Management    Goldman, Sachs &     The subadviser is a      Publicly traded investment
       (Small/Mid Cap CORE, Large Cap    Co.                  unit of the Investment   banking and financial services
       Value CORE, Large Cap Value                            Management Division of   company
       CORE II and International                              Goldman, Sachs & Co.
       Equity Funds)

   7.  T. Rowe Price International,      T. Rowe              Indirectly owns 100%     Publicly traded financial
       Inc. (International               PriceGroup, Inc.     of the subadviser        services holding company
       Opportunities Fund)

   8.  Morgan Stanley Dean Witter        Morgan Stanley       Directly owns 100% of    Publicly traded financial
       Investment Management Inc.        Dean Witter & Co.    voting stock             services company
       (Emerging Markets Equity  and
       Real Estate Equity Funds)

   9.  Mellon Bond Associates, LLP       Mellon Financial     Directly owns 100% of     Bank holding company
       (Bond Index Fund)                 Corporation          the subadviser

  10.  Wellington Management Company,    Laurie A. Gabriel;   Managing Partners         Investment management
       LLP (High Yield Bond, Small/Mid   Duncan M.
       Cap Growth, Large/Mid Cap         McFarland;
       Value, Large/Mid Cap Value II     John R. Ryan
       and Money Market Funds)

  11.  Alliance Capital Management,      AXA Financial,       AXA and its               Life insurance and other
       LLP (Large Cap Aggressive         Inc. ("AXA")         subsidiaries owned        financial services
       Growth)                                                (as of 10/2/00) 55.38%
                                                              partnership interest
                                                              in the subadviser

  12.  Capital Guardian Trust Company    The Capital Group    The subadviser is an     Financial services holding
       (Managed, Small Cap Equity,       Companies, Inc.      indirect wholly owned    company
       Global Balanced and Global Bond   ("CGCI")             subsidiary of CGCI
       Funds)
  13.  Putnam Investment Management,     Marsh & McLennan     The subadviser is an     Publicly owned holding company
       LLC                               Companies, Inc       indirect wholly owned    whose principal businesses are
       (Growth & Income, Fundamental     (Marsh")             subsidiary of Marsh      international insurance and
       Growth and Health Sciences                                                      reinsurance brokerage,
       Funds)                                                                          employment benefit counseling
                                                                                       and investment management


Set forth below are the sub-advisory fees that John Hancock pays the subadvisers for each Fund. THE BELOW FEES ARE PAID BY JOHN HANCOCK AND NOT BY THE FUNDS.


                                                  SUBADVISORY FEES PAYABLE BY JOHN HANCOCK,
          FUND                             AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
-------------------------  ---------------------------------------------------------------------------------------
Managed                    Assets managed by Independence Investment Associates, Inc. :  .30% of first $500 million;
                           .2625% of next $500 million; and .2250% above $1 billion
                           Assets managed by Capital Guardian Trust Company :  .50% of first $150 million;
                           .45% of next $150 million; .30% of next $200 million; and .25% above $500 million

Large Cap Growth,          .30% of first $500 million; .2625% of next $500 million; and .225% above $1 billion

Growth & Income            Assets managed by Independence Investment Associates, Inc. :  .1875%
                           Assets managed by Putnam Investment Management, Inc. :  .50% of first $150 million;
                           .45% of next $150 million; and .35% above $300 million

Active Bond                .25% of first $100 million; .20% of next $150 million; .16% of next $250 million;
                           .125% of next $500 million; and .10% above $1 billion

Active Bond II             .25% of first $100 million; .20% of next $150 million; .16% of next $250 million;
                           .125% of next $500 million; and .10% above $1 billion

Real Estate Equity         Assets managed by Independence Investment Associates, Inc. :  .30% of first
                           $300 million; .25% of next $500 million; and .20% above $800 million
                           Assets managed by Morgan Stanley Dean Witter Investment Management Inc.:  .70% of
                           first $50 million; .60% of next $50 million; .50% of next $100 million; and .40% above
                           $200 million

Health Sciences            .55% of first $250 million; and .50% above $250 million

Short-Term Bond            .19% of first $250 million; .17% of next $250 million; and .15% above $500 million

Aggressive Balanced        .325% of first $250 million; .275% of next $250 million; and .25% above $500 million

Mid Cap Blend              .40% of first $250 million; .35% of next $250 million; and .30% above $500 million


                                                  SUBADVISORY FEES PAYABLE BY JOHN HANCOCK,
     FUND--CONTINUED                AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS--CONTINUED
-------------------------  ---------------------------------------------------------------------------------------
Small Cap Growth           .50%

Equity Index               .07% of first $75 million; .06% of next $50 million; .05% of next $275 million; and
                           .03% above $400 million

Large Cap Value            .40%

Mid Cap Growth             .60% of first $100 million;  .55% of the next  $400 million; and .45% above $500 million

Small/Mid Cap              .60% of first $50 million; and .50% above $50 million
CORE

Large Cap Value            .40% of first $50 million; .30% of next $150 million; and .25% above $200 million
CORE

Large Cap Value            .40% of first $50 million; .30% of next $150 million; and .25% above $200 million
CORE II

International Equity       .60% of first $50 million; .55% of next $150 million; and .50% above $200 million

Small Cap Equity           .65% of first $150 million; .50% of next $150 million;.40% of next $200 million; and
                           .35% above $500 million
Small Cap Value            .60%

Global Balanced            .65% of first $150 million; .55% of next $150 million; .40 of next $200 million; and
                           .35% above $500 million

International Equity       .125% of first $100 million; .10% of next $100 million; and .06% above $200 million
Index

International              .75% of first $20 million; .60% of next $30 million; .50% of next $150 million; and

Opportunities              .50% of all assets if the Fund reaches $200 million of net assets

Emerging Markets           1.10% of first $10 million; .90% of next $140 million; and .80% above $150 million.
Equity

Bond Index                 .08% of first $100 million; .06% of next $150 million; and .04% above $250 million

Global Bond                .40% of first $150 million; .35% of next $150 million; .30% of next $200 million; and
                           .25% above $500 million

High Yield Bond            .50% of first $100 million; .45% of next $100 million; and .35% above $200 million.

Small/Mid Cap              .55% of first $100 million; .45% of next $100 million; and .40% above $200 million
Growth

Large/Mid Cap              .60% of first $25 million; .50% of next $25 million; .40% of next $50 million; and
Value                      .30% above $100 million



                                                  SUBADVISORY FEES PAYABLE BY JOHN HANCOCK,
     FUND--CONTINUED                AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS--CONTINUED
-------------------------  ---------------------------------------------------------------------------------------
Large/Mid Cap              .60% of first $25 million; .50% of next $25 million; .40% of next $50 million; and
Value II                   .30% above $100 million

Large Cap                  .75% of first $10 million; .625% of next $10 million; and .50% above $20 million
Aggressive Growth

Fundamental Growth         .50% of first $250 million; and .45% above $250 million

Money Market               .09% of first $250 million; .05% of next $500 million; and .02% above $750 million

Dollar Amounts of Advisory Fees, Subadvisory Fees, and Expense Reimbursements

     Set out below are the dollar amounts of advisory fees that the Trust paid to John Hancock and the subadvisory fees that John Hancock paid to subadvisers for the past three years:


FUND                                            INVESTMENT ADVISER                                  SUBADVISERS*
----                                   ------------------------------------             --------------------------------------
                                       2000            1999            1998             2000            1999            1998
                                       ----            ----            ----             ----            ----            ----
Aggressive Balanced.......      $   103,557          23,956              --       $   50,277          11,118              --
Managed...................       12,069,024      10,789,553       9,825,708        7,988,141       8,001,416       7,369,096
Growth & Income...........       12,188,384       9,806,770       7,959,851        7,674,810       7,269,220       5,970,179
Equity Index..............          682,347         448,044         270,965          252,856         181,624         134,418
Large Cap Value...........        1,222,357       1,087,807         746,229          811,804         710,068         497,498
Large Cap Value CORE......           81,748          13,622              --           43,874           6,990              --
Large Cap Value CORE II...           22,112                                           11,056
Large Cap Growth..........        4,955,653       4,378,106       3,445,963        3,756,913       3,250,179       2,584,378
Large Cap Aggressive
   Growth.................          214,471          38,421              --          156,294          27,498              --
Large/Mid Cap Value.......           87,948          16,857              --           55,933          10,259              --
Large/Mid Cap Value II....          829,660         735,223         708,164          522,783         469,451         486,843
Mid Cap Growth............        4,303,524       1,646,277         506,917        3,001,588       1,119,977         357,811
Real Estate Equity........          946,388         835,184       1,071,226          473,629         413,496         535,611
Small/Mid Cap Growth......        1,382,046       1,360,053       1,490,558          939,041         902,527         993,730
Fundamental Growth........          249,227          17,491              --          144,847           9,805              --
Mid Cap Blend.............           83,854          13,034              --           44,970           6,703              --
Small/Mid Cap CORE........          131.301          47,616          24,490           99,006          35,177          18,367
Small Cap Equity..........          602,274         512,633         444,992          409,844         348,363         305,920
Small Cap Value...........          126,890          15,837              --           87,204          10,454              --
Small Cap Growth..........        1,965,285         732,594         420,449        1.319,650         478,916         280,306
Global Balanced...........          261,293         253,044         235,511          149,889         147,136         138,538
International Equity Index          354,066         313,649         503,992          240,625         210,822         339,357
International Equity......          139,438          35,992              --           84,469          20,788              --
International
   Opportunities..........          819,520         582,128         440,905          589,537         409,561         821,925
Emerging Markets                                                                     408,779
   Equity.................          523,867         182,265          67,915                          145,114          57,466
Short-Term Bond...........          220,826         216,170         192,680          114,279         135,464         122,022
Bond Index................           72,662          48,433          26,490           39,093          25,498          14,128
Active Bond...............        2,573,480       2,214,912       2,127,466        1,534,969       1,643,765       1,595,666
Active Bond II............           18,261                                            7,826
Global Bond...............          467,803         488,070         328,177          290,135         306,570         211,575
High Yield Bond...........          159,282         111,177          49,428          123,619          84,425          38,023
Money Market..............        1,038,533         965,427         748,405        1,038,533         953,183              --

* Paying these fees to the sub-advisers is solely the responsibility of John Hancock and not the Trust.

     Under the investment advisory agreements, for any fiscal year in which the normal operating costs and expenses of any Fund, exclusive of the investment advisory fee, interest, brokerage commissions, taxes and extraordinary expenses outside the control of John Hancock exceed 0.10% (.25% prior to April 23, 1999) of that Fund's average daily net assets, John Hancock will reimburse that Fund in an amount equal to such excess. These reimbursements have been as follows for the past three years (rounded to the nearest $1,000 for 1998):

FUND                                      2000           1999            1998
----                                      ----           ----            ----
Aggressive Balanced.................  $ 17,933       $  6,609        $     --
Equity Index........................        --        275,336         543,000
Large Cap Value.....................        --             --              --
Large Cap Value CORE................    26,638          5,824              --
Large Cap Aggressive Growth.........    11,479          3,504              --
Large/Mid Cap Value.................    28,895          6,512              --
Mid Cap Growth......................        --             --          15,000
Small/Mid Cap Growth................        --          1,790              --
Small Cap Equity....................    23,198          6,224          17,000
Small Cap Value.....................    32,214          9,254              --
Small Cap Growth....................        --                         27,000
Global Balanced.....................    85,676         91,146         199,000
International Equity Index..........   195,833         21,900         124,000
International Equity................    92,396         21,901              --
International Opportunities.........   154,310         92,017         145,000
Global Bond.........................    63,735          1,445          31,000
Fundamental Growth..................    10,455          2,888              --
Mid Cap Blend.......................    21,030          6,011              --
Small/Mid Cap CORE..................    53,769         77,179         107,000
Emerging Markets Equity.............   499,569        294,354         111,000
Bond Index..........................    11,335         17,185          56,000
High Yield Bond.....................    29,620         42,314          85,000
Active Bond.........................   201,827             --              --

                   ARRANGEMENTS WITH OTHER SERVICE PROVIDERS
                                 TO THE TRUST

UNDERWRITING AND INDEMNITY AGREEMENT

     Pursuant to an Underwriting and Indemnity Agreement, Signator Investors, Inc. ("Signator") serves as the Trust's principal underwriter, and John Hancock provides certain indemnities to the Trust and its Trustees. Neither Signator nor John Hancock receives any additional compensation from the Trust for the services and indemnities they provide pursuant to the Underwriting and Indemnity Agreement. The offering of the Trust's shares through Signator is a continuous offering on a "best efforts" basis. Signator is a wholly-owned subsidiary of John Hancock and is located at 197 Clarendon Street, Boston, MA 02117.

CUSTODY OF THE TRUST'S ASSETS

     State Street Bank and Trust Company ("State Street Bank") is the primary custodian of the assets of all Funds. State Street Bank's principal business address is 225 Franklin Street, Boston MA 02110. The primary custodian's duties include safeguarding and controlling the Trust's cash and investments, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. Fund securities purchased in the United States are maintained in the custody of State Street Bank, although such securities may be deposited in the book-entry system of the Federal Reserve System, with Depository Trust Company, or with other qualified domestic book-entry systems or depositories. Also, pursuant to its agreement with the Trust, State Street Bank provides certain accounting and recordkeeping services to the Trust and generally values the Trust's assets by computing each Fund's net asset value each day. The Trust compensates State Street Bank for these functions through the payment of an annual custody asset fee of .01% of the total net assets of the Trust, allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; miscellaneous transaction charges ranging from $7.00 to $25.00; global asset and transaction fees that vary by the country in which a Fund's assets are held or traded; a monthly accounting fee charge that is allocated to each Fund based on the percentage of that Fund's total net assets to the total net assets of the Trust; valuation and monthly quote charge; special service fees for activities of a non-recurring nature; and reimbursement of specified out-of-pocket expenses.

     Foreign securities are generally held through subcustodian banks and depositories around the world with whom State Street Bank has relationships.
In some cases, Funds whose securities are held in this manner may be exposed to greater risks of loss. This is because the soundness of such foreign entities, as well as foreign regulatory practices and procedures, may provide less protection to security holders than is available in the U.S.

     In certain circumstances, brokers may have access to assets that a Fund posts as "margin" in connection with futures and options transactions. In the event of a broker's insolvency or bankruptcy, a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Trust could effect such recovery.

     If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts held through a given broker, it will be entitled immediately to receive from the broker the net amount of such gains. The Trust will request payment of such amounts promptly after notification by the broker that such amounts are due. Thereupon, these assets will be deposited in the Trust's general or segregated account with its primary custodian, as appropriate.

SUBADMINISTRATION AGREEMENT WITH STATE STREET BANK

     Pursuant to a subadministration agreement, with the Trust, State Street Bank also provides assistance to John Hancock and the subadvisers in computing total return information for the Trust and in monitoring each Fund's compliance with the Fund's investment objectives and restrictions, as well as compliance with certain other applicable legal requirements, . The Trust compensates State Street Bank for these services through payment of an annual fee that accrues daily and is billed monthly in arrears. The annual fee is based on the average net assets of the Trust and is 0.012% of the first $1 billion of average net assets, 0.0075% of the next $1 of average net assets, and 0.0025% of average net assets after that. Each Fund is allocated the greater of a minimum monthly Fund fee or the basis point annual fee, based on the pro-rata total net asset value of that Fund. The minimum monthly Fund fee is phased-in for new Funds at the rate of 1/12 in month one, 2/12th in month two, increasing incrementally per month until the full monthly minimum is in effect in month 12 ($1,333).

INDEPENDENT AUDITORS

     Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, are the independent auditors of the Trust. Ernst & Young audits the financial statements of the Trust, prepares the Trust's tax returns, and renders other advice to the Trust concerning accounting and tax matters. Ernst & Young also meets periodically with the Trust's Board and with the Audit Committee of the Board to discuss matters within the scope of Ernst & Young's activities with respect to the Trust.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     The Funds pay brokers' commissions, transfer taxes, and other fees relating to their specific portfolio transactions. (Investments in debt securities are, however, generally traded on a "net" basis through issuers or dealers acting for their own account as principals and not as brokers. Therefore, no brokerage commissions are payable on most such transactions, although the price to the Trust usually reflects a dealer "spread" or "mark-up.")

AMOUNTS OF BROKERAGE PAID

     Brokerage commissions paid by the Funds were as follows for the past three years:

FUND                                      2000           1999            1998
----                                      ----           ----            ----
Aggressive Balanced.............    $   12,367     $    4,424      $       --
Managed.........................     2,752,720      2,385,643       1,843,929
Growth & Income.................     5,189,868      4,741,953       2,673,170
Equity Index....................        64,982         61,865          33,797
Large Cap Value.................       155,165        110,393          63,944
Large Cap Value CORE............        13,236          3,240              --
Large Cap Value CORE II.........         5,471             --              --
Large Cap Growth................     1,695,781      1,389,454         815,587
Large Cap Aggressive Growth.....        33,476         11,885              --
Large/Mid Cap Value.............        19,805          6,876              --
Large/Mid Cap Value II..........       703,137        383,634         495,154
Mid Cap Growth..................       486,217        245,913         146,033
Real Estate Equity..............       341,413        122,021         177,186
Fundamental Growth..............        40,554          3,082              --
Mid Cap Blend...................        27,104          5,586              --
Small/Mid Cap CORE..............        29,151         12,371           7,225
Small/Mid Cap Growth............       214,360        621,068         893,945
Small Cap Equity................       325,733        284,381         176,549
Small Cap Value.................       142,364         21,848              --
Small Cap Growth................       236,981        146,206         103,248
Global Balanced.................        76,975         47,678          51,205
International Equity Index......        87,614        133,746         730,529
International Equity............        36,616         16,561              --
International Opportunities.....       277,851         74,940         117,083
Emerging Markets Equity.........       235,636        189,025          10,018
Bond Index......................         1,770            598              --
Global Bond.....................         5,910             --              --
High Yield Bond.................            --            200              --

HOW BROKERS AND DEALERS ARE SELECTED

     Orders for the purchase and sale of Fund portfolio investments are placed by the respective subadvisers to the Funds. All of these subadvisers place orders in such manner as, in their opinion, will offer the best overall price and execution of each transaction. In seeking the best price and execution for equity securities traded only in the over-the-counter market, they normally deal directly with the principal market-makers. It is not the practice of sub-advisers to seek the lowest available commission if, in their reasonable judgement, there is a material risk that the total cost or proceeds from the transaction might be less favorable than what may be obtainable elsewhere.

     The subadvisers are governed in the selection of brokers and dealers and the negotiation of brokerage commission rates (or the payment of net prices in the case of debt securities) by the reliability and quality of the broker's or dealer's services. Although some weight is given to the availability and value of research and statistical assistance (discussed immediately below) furnished by the broker or dealer to the subadviser, it is not always possible to place a dollar value on such information and services. Because it is only supplementary to the subadvisers' own research efforts, the receipt of research information and statistical assistance is not expected to reduce their expenses measurably.

RESEARCH AND STATISTICAL SERVICES FURNISHED BY BROKERS AND DEALERS

     Research and statistical assistance typically furnished by brokers or dealers includes, but is not limited to, analysts' reports on companies and industries, market forecasts, and economic analyses. Brokers or dealers may also provide reports on pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, industry experts, leading economists and government officials; comparative performance and evaluation and technical performance measurement services; portfolio optimization software; economic advice; quotation services; and services from recognized experts on investment matters of particular interest to the subadviser. In addition, the foregoing services may comprise the use of or be delivered by computer systems whose software and hardware components may be provided to the subadviser as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, the subadviser will make an appropriate allocation of those uses and will pay for any non-research portion of the systems with its own funds.

     Research and statistical services furnished by brokers and dealers handling the Funds' transactions may be used by the subadvisers for the benefit of all of the accounts managed by them, and not all of such research and statistical services may be used by the subadvisers in connection with the Funds.

RELATIONSHIP BETWEEN BROKERAGE COMMISSIONS AND RESEARCH AND STATISTICAL SERVICES FURNISHED BY BROKERS AND DEALERS

     The subadvisers or the Funds will not at any time make a commitment pursuant to an agreement with a broker because of research services provided. Nor, except as set forth below, will John Hancock or the subadvisers direct brokerage upon any prescribed basis to a broker because of research services provided. The subadviser for the Mid Cap Growth Fund may have an internal procedure for allocating transactions, in a manner consistent with its execution policy, to brokers that it has identified as providing superior executions, research, or research related products or services which benefit its advisory clients, including the Fund.

     Evaluations of the overall reasonableness of any broker's commissions are made by the subadvisers' traders for the Funds on the basis of their experience and judgment. To the extent permitted by Section 28(e) of the Securities Exchange Act of 1934, such traders are authorized to pay a brokerage commission on a particular transaction in excess of what another broker might have charged in recognition of the value of the broker's brokerage and research services

BROKERAGE TRANSACTIONS IN FOREIGN MARKETS

     Brokerage transactions in securities of companies domiciled in countries other than the United States are anticipated to be normally conducted on the stock exchanges or other markets of those countries in which the particular security is traded. Fixed commissions on foreign stock exchange transactions are generally higher than negotiated commissions available in the United States. Moreover, there is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States. Settlement periods in non-U.S. markets may differ from the normal settlement period in the United States.

SIMULTANEOUS TRANSACTIONS WITH OTHER ACCOUNTS

     The subadvisers also perform investment advisory services for a number of other accounts and clients, none of which is given preference over the Trust in allocating investment opportunities. When opportunities occur which are consistent with the investment objective of more than one account, it is the policy of each subadviser to avoid favoring any one account over another. Accordingly, investment opportunities in such cases are allocated in a manner deemed equitable by the subadvisers to the particular accounts involved. The allocation may be based, for example, on such factors as the accounts' respective investment objectives and then current investment and cash positions. Subject to these requirements, Trust orders may be combined with orders of other accounts or clients advised by any of the subadvisers at prices which are approximately averaged.

USE OF BROKERS WHO ARE AFFILIATED WITH A SUBADVISER

     A Fund may place portfolio transactions through certain brokers who are affiliated with the Fund's subadviser. The Trust has implemented special procedures governing the circumstances of these transactions. In addition to complying with any applicable provisions of the Trust's procedures, these transactions must comply with all applicable legal requirements, including, where applicable, Rule 17e-1 under the Investment Company Act. Among other things, that rule requires the commissions or other compensation paid to the affiliated broker to be reasonable and fair compared to those in similar transactions between unrelated parties.

Set forth below is information about transactions by each Fund with affiliated brokers in reliance on Rule 17e-1 for each of the past three years:


                                                                                                   AMOUNT OF COMMISSIONS
                                    NAME               NATURE OF BROKER'S                               PAID BY FUND
                                     OF                 AFFILIATION WITH                  ----------------------------------------
FUND                          AFFILIATED BROKER        FUND'S SUB-ADVISER                    2000             1999            1998
--------------------------  ---------------------  ---------------------------               ----             ----            ----
International               Ord Minnett Group      Wholly-owned subsidiary of              $    0          $    34        $    263
 Opportunities              Ltd.                      sub-adviser's parent
International               Jardine Fleming & Co.  Wholly-owned subsidiary of              $  518          $   710        $    311
 Opportunities                                        sub-adviser's parent
International               Robert Fleming         Wholly-owned subsidiary of              $  527          $ 1,166        $  1,018
 Opportunities              Securities, Ltd.          sub-adviser's parent
International               Jardine Fleming & Co.  Wholly-owned subsidiary of              $4,485          $     0        $      0
 Opportunities II                                  sub-adviser's parent
International               Robert Fleming         Wholly-owned subsidiary of              $   77          $     0        $      0
 Opportunities II           Securities, Ltd        sub-adviser's parent
Large/Mid Cap Value II      Neuberger Berman,      Dual operating division of              $  890          $80,598        $366,985
                            LLC *                  sub-adviser's parent
Large Cap Value CORE        Goldman, Sachs & Co.   Dual operating division of              $    0          $    96        $      0
                                                   sub-adviser's parent
Large Cap Value             Neuberger Berman       Affiliated broker of Trust              $  190          $     0        $      0
                            LLC *                  affiliated sub-adviser
Small/Mid Cap CORE          Goldman, Sachs & Co.   Dual operating division of              $  753          $   120        $      0
                                                   parent of sub-adviser
International Equity        Goldman, Sachs & Co.   Dual operating division of              $  128          $     0        $      0
                                                   parent of sub-adviser
Emerging Markets Equity     Morgan Stanley Asia    Wholly-owned subsidiary of              $1,785          $ 2,779        $      0
                            Limited                sub-adviser's parent
Emerging Markets Equity     Morgan Stanley         Wholly-owned subsidiary of              $  880          $ 3,276        $      0
                            International Limited  sub-adviser's parent

* Neuberger Berman, LLC is an affiliate of Neuberger & Berman, LLC, which is no longer the sub-adviser of the Large/Mid Cap Value II Fund.

     For 2000, the total dollar amount of such transactions through affiliated brokers as a percentage of all brokerage-type transactions was 5.13% for the International Opportunities Fund, 4.89% for the International Opportunities II Fund, 3.89% for the Large/Mid Cap Value II Fund, 0.82% for the Large Cap Value Fund, 1.84% for the International Equity Fund, 2.26% for the Small/Mid Cap CORE Fund, and 1.82% of the Emerging Markets Equity Fund. For 2000, the total brokerage commissions on such transactions through affiliated brokers, as a percentage of commissions paid on all brokerage-type transactions was 0.57% for the International Opportunities Fund, 4.88 for the International Opportunities II Fund, 0.13% for the Large/Mid Cap Value II Fund, 0.12% for the Large Cap Value Fund, 2.64% for the Small/Mid Cap CORE Fund, 0.38% for the International Equity Fund, and 1.13% for the Emerging Markets Equity Fund.

                                CODES OF ETHICS

     Employees of John Hancock Life Insurance Company, the Trust, and the sub-advisers to the Trust and officers and Trustees of the Trust are subject to restrictions on engaging in personal securities transactions. These restrictions are set forth in the John Hancock Insider Information Policy and Procedures, the Variable Series Trust Code of Ethics, and the Codes of Ethics of the sub-advisers to the various funds of the Trust ("Sub-Advisers' Codes of Ethics"), (combined, "Codes"). The Codes, in accordance with rule 17j-1 of the Investment Company Act of 1940, as amended, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of employees of the adviser and sub-advisers to the funds and the interests of the funds. These Codes do not prohibit personnel from investing in securities that may be purchased or held by the funds within the Trust. However, the Codes, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing and requirements established by rule 17j-1, among other things, prohibit personal securities investments without pre-clearance for certain employees, impose time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and require the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. The Variable Series Trust Code of Ethics incorporates and applies its restrictions to officers and Trustees of the Trust who are affiliated with John Hancock Life Insurance Company. The Variable Series Trust Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the Trust; however, the Variable Series Trust Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the Trust, including limiting the time periods during which they may personally buy and sell certain securities about which they may receive information. The Trust's Trustees, in compliance with rule 17j-1, approve the Variable Series Trust's Codes of Ethics and the Sub-Advisers' Codes of Ethics and are required to approve any material changes to the Variable Series Trust Code of Ethics as well as to the Sub-Advisers' Codes of Ethics. The Trustees also provide continuing oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes. The Codes are on public file with, and are available from, the Securities and Exchange Commission.

                        FEATURES OF THE TRUST'S SHARES

     The shares of beneficial interest of the Trust currently are divided into 33 series, each corresponding to one of the Trust's 33 Funds. The Trust has the right to establish additional series and issue additional shares without the consent of its shareholders.

     If the holders of variable annuity contracts and variable life insurance policies show minimal interest in any Fund, the Trust's Board of Trustees, by majority vote, may eliminate the Fund or substitute shares of another investment company. Any such action by the Board would be subject to compliance with any requirements for governmental approvals or exemptions or for shareholder approval. The holders of variable annuity contracts and variable life insurance policies participating in any such Fund will be notified in writing of the Trust's intention to eliminate the Fund and given 30 days to transfer amounts from such Fund to other Funds without incurring any transaction fee. Amounts not transferred or withdrawn would automatically be transferred, at the discretion of the Fund's management.

     The assets received by the Trust for the issuance or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof are specifically allocated to that Fund. They constitute the underlying assets of each Fund, are segregated on the books of the Trust, and are to be charged with the expenses of such Fund. Any assets which are not clearly allocable to a particular Fund or Funds are allocated in a manner determined by the Board of Trustees. Accrued liabilities which are not clearly allocable to one or more Funds would generally be allocated among the Funds in proportion to their relative net assets before adjustment for such unallocated liabilities.

     Each issued and outstanding share in a Fund is entitled to participate equally in dividends and distributions declared with respect to such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     A dividend from the net investment income of the Money Market Fund will be declared and distributed daily. Dividends from net investment income of the other Funds will be declared and distributed monthly. The Trust will distribute all of its net realized capital gains annually. Dividends and capital gains distributions will normally be reinvested in additional full or fractional shares of the Fund to which they relate and will be appropriately credited to investment performance under the variable life insurance policies and variable annuity contracts participating in that Fund.

     The shares of each Fund, when issued, will be fully paid and non-assessable, and will have no preference, preemptive, exchange or similar rights. Shares do not have cumulative voting rights.

                    SHAREHOLDER MEETINGS AND VOTING RIGHTS

     Under the Trust's Declaration of Trust, the Trust is not required to hold an annual shareholders' meeting. Normally, for example, there will be no shareholders meetings for the purpose of electing Trustees.

     In addition, it is expected that the Trustees generally will elect their own successors and appoint Trustees to fill any vacancy, so long as, after filling the vacancy, at least two-thirds of the Trustees then in office have been elected by the shareholders.

     Notwithstanding the above if at any time less than a majority of Trustees in office have been elected by the shareholders, the Trustees must call a special shareholders' meeting promptly. Also the Trustees will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or all of the Trustees, if requested in writing to do so by holders of 10% or more of the outstanding shares. In this regard, whenever ten or more shareholders who have been such for at least six months and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a shareholders' meeting, for consideration of the removal of any or all of the Trustees and accompanied by the material which they wish to transmit, the Trustees will within five business days after receipt either afford to such applicants access to the Trust's shareholder list or inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing the material. If the Trustees elect the latter, the Trustees, upon written request of such applicants, accompanied by the material to be mailed and the reasonable expenses of mailing, shall promptly mail such material to all shareholders of record, unless within five business days the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that, in their opinion, either such material is misleading or in violation of applicable law and specifying the basis of such opinion.

     At any shareholders' meeting, all shares of the Trust of whatever class are entitled to one vote, and the votes of all classes are cast on an aggregate basis, except on matters where the interests of the Funds differ. Where the interests of the Funds differ, the voting is on a Fund-by-Fund basis. Approval or disapproval by the shareholders in one Fund on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Fund; and shareholders in a Fund not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Fund-by-Fund vote are changes in the fundamental investment policy of a particular Fund and approval of investment management or sub-investment management agreements.

                     SALES AND REDEMPTIONS OF FUND SHARES

"SEED MONEY" SHARES

          Typically, when a new Fund is added to the Trust, John Hancock (or one of its affiliates) initially purchases a substantial amount of that Fund's shares to provide the new fund with a reasonable asset base with which to commence operations. For example, the most recent such contributions of "seed money" have been as follows:

                                            "SEED MONEY"                  DATE
                                         HARES PURCHASED BY                OF
FUND                                       JOHN HANCOCK                 PURCHASE
----                                       ------------                 -------
Aggressive Balanced                         $10,000,000                 8/31/99
Equity Index                                 15,000,000                  5/1/98
Large Cap Value CORE                          5,000,000                 8/31/99
Large Cap Value CORE II                       5,000,000                 6/30/00
Large Cap Aggressive Growth                  10,000,000                 8/31/99
Large/Mid Cap Value                           5,000,000                 8/31/99
Fundamental Growth                            5,000,000                 8/31/99
Mid Cap Blend                                 5,000,000                 8/31/99
Small/Mid Cap CORE                            5,000,000                  5/1/98
Small Cap Value                               5,000,000                 8/31/99
Health Sciences                              20,000,000                  5/1/01
International Opportunities                  15,000,000                  5/1/98
Global Balanced                              20,000,000                  5/1/96
International Equity                         10,000,000                 8/31/99
Emerging Markets Equity                      10,000,000                  5/1/98
Bond Index                                   25,000,000                  5/1/98
High Yield Bond                              10,000,000                  5/1/98
Active Bond II                                5,000,000                 6/30/00

     John Hancock (or its affiliate) may redeem these shares (and thus withdraw its seed money investment) at some time. However, before withdrawing any part of their interests in any Fund, John Hancock (or its affiliate) will consider any possible adverse impact the withdrawal might have on that Fund.

     Purchases and redemptions of seed money shares are made at the applicable Fund's net asset value per share (with no additions or deductions for charges) next computed after the purchase or redemption order is placed.

SHARES SOLD AND REDEEMED IN CONNECTION WITH TRANSACTIONS UNDER VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES

     Fund shares are sold at their net asset value as next determined after receipt of net premiums by the Separate Account, without the addition of any selling commission or sales load.

     Shares are redeemed at their net asset value as next determined after receipt of net surrender requests by the Separate Account. No fee is charged on redemption. Redemption payments will usually be paid within seven days after receipt of the redemption request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations. Redemptions are normally made in cash, but the Trust reserves the right, at its discretion, to make full or partial payment by assignment to the appropriate Separate Account of portfolio securities at their value used in determining the redemption price. In such cases, the Separate Account would incur brokerage costs should it wish to liquidate these portfolio securities.

     Trust shares are also sold and redeemed as a result of transfer requests, loans, loan repayments, and similar Separate Account transactions, in each case without any sales load or commission or at the net asset value per share computed for the day as of which such Separate Account transactions are effected.

                     COMPUTING THE FUNDS' NET ASSET VALUE

     The net asset value per share of each Fund is determined once daily, after the declaration of dividends, if any, as of 4:00 p.m., New York City time, on each business day the New York Stock Exchange ("Exchange") is open for regular trading. For this purpose, however, certain derivative instruments may be valued using prices as late as 4:15 p.m.

     The net asset value per share of each Fund is determined by adding the value of all portfolio securities and other assets, deducting all portfolio liabilities, and dividing by the number of outstanding shares. All Trust expenses will be accrued daily for this purpose.

     Short-term investments with a remaining maturity of 60 days or less, and all investments of the Money Market Fund, are valued at "amortized cost," which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The Board of Trustees has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 net asset value per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's net asset value, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution, or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may cause losses or gains to be recorded for the Fund, including decreases or increases in the Fund's net asset value per share.

     Securities and covered call and put options that are listed on a stock exchange are normally valued at the closing sales price. If there were no sales during the day, they are normally valued at the last previous sale or bid price reported, as are equity securities that are traded in the over-the-counter market.

     Non-exchange traded debt securities (other than certain short-term investments) are valued on the basis of valuations furnished by a pricing service which uses electronic data processing techniques, without exclusive reliance upon quoted prices.

     Any other security for which market quotations are not readily available, and any other property for which valuation is not otherwise available, is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

     Financial futures contracts, options thereon and options on stock indexes are valued at the last trade price of the day. In the absence of a trade on a given day, the value generally is used which is established by the exchange on which the instrument is traded.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange is open. The values of such securities used in computing net asset value per share are normally determined as of such times. Trading of these securities may not take place on every New York Stock Exchange business day and may take place on days which are not business days in New York. The Trust calculates net asset value per share as of the close of regular trading on the New York Stock Exchange on each day on which that exchange is open. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the Funds' securities used in such calculation. If events affecting the value of such securities occur between the time when their price is determined and the time as of which the Fund's net asset value is calculated, such securities may be valued at fair value by or under the direction of the Board of Trustees.

                                     TAXES

     The Trust intends that each Fund qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). This requires that each Fund comply with certain requirements as to the nature of its income and amounts of dividends and other distributions it pays. Also, in order to qualify under Subchapter M, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of the Fund's assets must be represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     The Trust also intends that each Fund comply with certain other diversification requirements, promulgated under Section 817(h) of the Code. Under these requirements, no more than 55% of the total value of the assets of each Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for these purposes, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer.

     Assuming the Funds qualify as regulated investment companies under Subchapter M, they will not owe any income taxes. On the other hand, if a Fund fails to qualify under Subchapter M, it may incur income tax liabilities, which will negatively affect its investment performance.

     Also, qualification under Subchapter M, as well as compliance with the
Section 817(h) diversification requirements, (among other things) are necessary to secure the tax treatment intended for holders of variable annuity contracts and variable life insurance policies that are supported by the Trust. Therefore, any such failure to qualify under Subchapter M or to meet the diversification standards under Section 817(h) could have serious adverse consequences for such investors.

     For a discussion of these and other tax implications of owning a variable annuity contract or a variable life insurance policy for which the Fund serves as the investment medium, please refer to the Prospectus for such contract or policy attached at the front of this Prospectus.

     Those Funds that invest substantial amounts of their assets in foreign securities may be able to make an election to pass through to the insurance company issuing the variable annuity contract or a variable life insurance policy any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to the insurance company. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld, which are also passed through.


                       INFORMATION ABOUT FUND PERFORMANCE

HOW MONEY MARKET FUND YIELDS ARE CALCULATED

     The Money Market Fund may advertise investment performance figures, including its current yield and its effective yield.

     The Money Market Fund's yield is its current investment income, expressed in annualized terms. The current yield is based on a specified seven-calendar-day period. It is computed by (1) determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to get the base period return, then (3) multiplying the base period return by
52.15 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculations include the value of additional shares purchased with any dividends paid on the original share and the value of dividends declared on both the original share and any such additional shares. The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation.

     Compound (effective) yield for the Fund will be computed by dividing the seven-day annualized yield (determined as above) by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     For the seven-day period ending December 31, 2000, the Money Market Fund's current yield was 6.38%; its effective yield was 6.58%.

     The Fund's yield will fluctuate depending upon market conditions, the type, quality, and maturity of the instruments in the Fund, and its expenses.

CHARGES UNDER VARIABLE LIFE INSURANCE AND VARIABLE ANNUITY POLICIES

     Yield and total return quotations do not reflect any charges imposed on any Separate Account or otherwise imposed pursuant to the variable life insurance policies and variable annuity contracts that are supported by the Funds. (Those charges are discussed in the prospectus for such policies or contracts.) Therefore, the yield or total return of any Fund is not comparable to that of a publicly available fund. Nor should yield or total return quotations be considered representative of the Fund's yield or total return in any future period.

                                 LEGAL MATTERS

     The law firm of Foley & Lardner of Washington, D.C., advises the Trust on certain legal matters relating to the Federal securities laws.


                          REPORTS TO CONTRACTHOLDERS

     Annual and semi-annual reports containing financial statements of the Trust, as well as any materials soliciting voting instructions for Trust shares, will be sent to variable life insurance and annuity contractowners having an interest in the Trust.

APPENDIX A
----------

                            CORPORATE BOND RATINGS

     Moody's Investors Service, Inc., describes its ratings for corporate bonds as follows:

     . Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     . Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protection elements may be of greater amplitude, or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     . Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     . Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     . Bonds which are rated Ba have speculative elements and their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position.

     . Bonds which are rated B generally lack characteristics of a desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     . Bonds which are rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     . Bonds which are rated Ca are speculative in a high degree. They are often in default or have other marked shortcomings.

     . Bonds which are rated C are the lowest rated class of bonds. They can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Corporation describes its ratings for corporate bonds as follows:

     . AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     . AA -- Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

     . A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     . BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     . BB, B, CCC, CC, C -- Bonds rated in these categories are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     . C1 -- This rating is reserved for income bonds on which no interest is being paid.

     . D -- Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

                                  JOHN HANCOCK
                             VARIABLE SERIES TRUST I

                        SUPPLEMENT dated October 1, 2001

                                       TO

              STATEMENT OF ADDITIONAL INFORMATION dated May 1, 2001

                        INVESTMENT ADVISORY ARRANGEMENTS

On September 5, 2001, shareholders of the Small Cap Growth, Mid Cap Growth, Small/Mid Cap Growth, International Equity, International Opportunities, Short-Term Bond and High Yield Bond Funds each approved a proposal to increase the investment advisory fees paid by their Fund to John Hancock. On September 14, 2001, the shareholders of the Emerging Markets Equity Fund also approved a proposal to increase the investment advisory fees paid by their Funds to John Hancock. The following table, which appears on page 35 of the Statement of Additional Information, is amended to reflect changes to those increases in investment advisory fees.

Effective October 1, 2001, investment advisory fees are paid to John Hancock at the following rates:

                                      John Hancock's Investment Advisory Fee
                                      as an Annual Percentage of Each Portion
Fund                                  of the Fund's Average Daily Net Assets
----                                  --------------------------------------

Small Cap Growth                     .30% of the Fund's average daily net assets

Mid Cap Growth                       1.00% of first $100 million; .90% above
                                     $100 million

Small/Mid Cap Growth                 1.00% of first $50 million; .95% of next
                                     $150 million; .90% above $200 million

International Equity                 1.20% of first $50 million; 1.05% of next
                                     $150 million; 1.00% above $200 million

International Opportunities          1.30% of first $20 million; 1.15% of next
                                     $30 million; 1.05% above $50 million

Emerging Markets Equity              1.65% of first $10 million; 1.45% of next
                                     $140 million; 1.35% above $150 million

Short-Term Bond                      .30% of the Fund's average daily net assets

High Yield Bond                      .80% of first $100 million; .70% above $100
                                     million

October 1, 2001

ATTACHMENT 2.

[LOGO OF JOHN HANCOCK]

                                                             Annual Report
                                                             December 31, 2000

            Investment Vision
                 The Variable Series  |  Variable Series Trust

--------------------------------------------------------------------------------
   Insurance Products:
 .  Are NOT FDIC insured; NOT insured by the FDIC, NCUSIF, or any other federal entity;
 .  Are NOT deposits or other obligations of any bank and are NOT guaranteed by any bank; and
 .  Are subject to investment risk, including the possible loss of principal investment.
--------------------------------------------------------------------------------

                                                          [LOGO OF JOHN HANCOCK]

                              [LOGO OF INDEPENDENCE INVESTMENT ASSOCIATES, INC.]

                                                      [LOGO OF ALLIANCE CAPITAL]

                                                    [LOGO OF THE BOSTON COMPANY]

                                        [LOGO OF CAPITAL GUARDIAN TRUST COMPANY]

                                                             [LOGO OF FEDERATED]

                                                         [LOGO OF GOLDMAN SACHS]

                                                                 [LOGO OF JANUS]

                                                           [LOGO OF MELLON BOND]

                                            [LOGO OF MORGAN STANLEY DEAN WITTER]

                                                      [LOGO OF NEUBERGER BERMAN]

                                                     [LOGO OF PUNAM INVESTMENTS]

                                          [LOGO OF STATE STREET GLOBAL ADVISORS]

                                                         [LOGO OF T. ROWE PRICE]

                                                 [LOGO OF WELLINGTON MANAGEMENT]

Dear Shareholder,

The economic and financial landscape has shifted dramatically since our last report to you six months ago The Federal Reserve has finally achieved its goal of slowing economic growth, and market sentiment has moved abruptly toward fear of an impending recession.

The Fed acknowledged in December that economic weakness is now a greater concern than inflation, but stopped short of lowering interest rates to stimulate the economy at that time. However, the rate was cut at a special meeting called on January 3, 2001. The overall macroeconomic picture right now is almost exactly what Alan Greenspan has been targeting; growth still positive but slightly below the economy's potential, minimal inflation, and a slight increase in the unemployment rate.

There are two key reasons for the bleak mood in financial markets. First, the economic slowdown, even if it proceeds exactly according to the Fed's plan, implies a jarring halt to the recent pace of growth in corporate earnings. Stocks and bonds are both being hit by changed expectations of profits and defaults. Second, there is a legitimate fear that the Fed may have made a mistake, overdoing the monetary tightening earlier in 2000. It takes up to a year for the full impact of interest rate changes to work its way through the economy, so there could still be more tightening in the pipeline from last May's 50-basis-point increase. While the best guess is that the Fed is getting it right, and stands ready to ease rates again if the need is compelling, markets are still reflecting a valid concern that we might already be on a slippery slope.

But while the market was turbulent this past year, not everyone faired poorly. Most financial pundits agree that those who had their assets well diversified in year 2000 were generally much better off than those who weren't diversified. John Hancock offers a unique and highly diversified group of funds for our shareholders to select from for their variable life and annuity products. Further, we monitor all of our funds regularly to ensure that each maintains its stated investment style. By offering you many choices across all investment styles, you can make sure that your variable life or variable annuity assets are properly diversified.

It may be time for you to review the fund choices in your variable life and/or annuity policies to see if the asset allocation you selected is still appropriate for your current situation. If so, please contact the registered representative who assisted you with the purchase of your policy and he or she will assist you in that process. We want to help you get the most out of your John Hancock variable products. Diversification of investment choices, which meet your asset allocation preferences, is another way we may be able to achieve your objectives.

Thank you for purchasing your variable life and/or annuity products from John Hancock. You can rest assured that we will continue to work on your behalf.

Sincerely,

/s/ Michele G. Van Leer           /s/ Thomas J. Lee

Michele G. Van Leer               Thomas J. Lee
Chairman                          President and Vice Chairman

[PHOTO]                           [PHOTO]
Michele G. Van Leer               Thomas J. Lee
Chairman                          President and Vice Chairman

 Economic Overview
 John Hancock Economic Research


Economic conditions in the US shifted dramatically during 2000, slowing from over a 5% pace of growth in the first half to just over 2% in the second. The abrupt downshift cut sharply into corporate earnings, resulting in rising loan losses and bond defaults, and slumping equity prices for high-flying technology stocks.

Changing conditions brought a chastened mood in financial markets and the media, with widespread fears of recession for the first time in several years. The Federal Reserve announced in December a reassessment of the relative risk of recession and inflation, followed in January by a surprise half-point cut in short-term interest rates.

Investors seemed reassured by the Fed's action, seeing it as proof that Chairman Greenspan was on the job and ready to prevent a recession, despite some fear that his surprise rate cut showed that the economy must be even weaker than we had thought. Stock prices recovered some lost ground, and credit spreads narrowed as money started moving back into higher-risk corporate bonds. Overall, however, markets have remained volatile.

A soft landing: soft for whom?

We still appear to be headed for a soft landing rather than a recession. But "soft" means only that overall growth remains positive--it does not mean comfortable. A downshift from over 5% growth to under 2% may cause just as much pain to many sectors as past recessions. In financial markets, the impact of precipitous drops in corporate earnings can make a soft landing for the economy feel very bumpy.

In addition, the risk of an actual recession has increased. Consumer confidence has fallen sharply, which may cut into spending (auto sales are already down), while lower stock prices and tighter credit cut into both the desire and the ability of businesses to finance new capital investment. We still believe that the Federal Reserve will successfully avert a recession, but the chance that a mistake or an external shock will put us over the edge are clearly much higher when growth is already sluggish.

Inflation: dead but not buried

With the economy slowing, the specter of inflation has almost evaporated as cost pressures which had been building in the services sectors start to abate. Wage growth will probably slow as jobs become less plentiful.

Nonetheless, oil costs remain a constant worry, as OPEC tries to sustain high prices. In addition, falling interest rates normally weaken the dollar, boosting goods prices across the board. For the moment it seems that foreign interest rates will follow US rates down, so that there will not necessarily be any relative weakening of the dollar. But with slower US growth and a huge trade deficit, there is a real risk that imported inflation could at some point limit the Fed's freedom to stimulate the economy with more interest rate cuts.

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment Associates, Inc.                      Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


Effective November 1, the Fund was modified to a multi-managed investment approach
 The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 IIA selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.
 As of December 31, 2000, IIA managed approximately 77% and Putnam managed approximately 23% of the Fund's assets. For the year, the Fund performed - 13.10% below the benchmark's performance of -9.11%.

Independence Investment Associates, Inc.
 The Fund outperformed the benchmark in the fourth quarter. Stock prices declined in the period as fears over an accelerating economic slowdown were discounted in the market. Increasing numbers of technology companies began to preannounce earnings shortfalls. The Fund was modestly underweight technology stocks, and this benefited portfolio performance, although specific stock selection skill was slightly negative. Health care was over weighted, particularly in large drug companies. Both stock selection and the active overweight benefited performance for the quarter. Holdings in Bristol Meyers, Merck and Pharmacia Upjohn helped the portfolio. Electric utilities were another positive are as investors were becoming even more defensive as the economy was slowing. Perceived as safer technology stocks, information services companies like First Data Corp and EDS did relatively well and helped portfolio performance.
 With the market being defensive, food and beverage stocks did well. We had an underweight there as valuations did not justify the purchases of some of the stocks. This relative underweight negatively impacted performance in the quarter. In the media area, fears of the slowing economy affected the broadcasters as advertising budgets became suspect. Also, the delay of Time Warner--AOL adversely affected performance of those stocks.
 Looking forward, we continue to maintain a broad sector neutral strategy while emphasizing individual stock selection. Based upon the relative valuation of stocks we will continue to select the best stocks within industries based upon their valuation and outlook for sustainable earnings growth.

Putnam Investments
 The Fund benefited from overweighting the robust energy, conglomerate, utilities, and financial sectors, along with strong stock selection. In particular, exceptional stock performance by one of our holdings (Tyco) made conglomerates the greatest contributor to performance. The next-largest contribution came from energy, where oil services stocks boosted returns; in financial services, insurance (American International Group) and investment banking/brokerage (Goldman Sachs) aided performance.
 The single largest detractor from performance came from technology, where the benefit of being underweight in a very weak sector was more than offset by poor stock performance in software (Openwave Systems, Veritas Software), communications equipment (Redback Networks, Juniper Networks), and business applications software (Agile Software, I2 Technologies). Fund performance was also hindered by health care (underweighting pharmaceuticals and weak stock selection in biotechnology); overweighting communications services (the worst-performing sector), along with weak stock performance from that sector in the cellular industry (Sprint PCS, Nextel); underweighting consumer staples (along with not owning non-alcoholic beverage companies and owning weak TV broadcasting companies); and finally, underweighting consumer cyclicals.
 In the volatile environment of the new year, we anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. We believe that the current environment will continue to place pressure on rapidly expanding, high-quality growth companies. We have concentrated the Fund on companies with a proven record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Going forward, we will be overweight energy (oil services) and financial services (banking/brokerage services and insurance) stocks while underweighting technology (communications equipment and software) and consumer staples (media and TV broadcasting.)

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment Associates, Inc.                      Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


                                    [GRAPH]

          Growth & Income    S&P 500.            Growth & Income    S&P 500.
               Fund            Index                  Fund            Index

12/31/90     $10,000         $10,000   01/31/96     $21,300         $22,266
01/31/91      10,449          10,442   02/29/96      21,576          22,479
02/28/91      11,145          11,190   03/31/96      21,852          22,695
03/31/91      11,406          11,456   04/30/96      22,098          23,029
04/30/91      11,401          11,488   05/31/96      22,609          23,623
05/31/91      11,844          11,980   06/30/96      22,733          23,720
06/31/91      11,266          11,432   07/31/96      21,659          22,664
07/31/91      11,655          11,967   08/31/96      22,175          23,145
08/31/91      11,905          12,249   09/30/96      23,205          24,445
09/30/91      11,760          12,048   10/31/96      23,772          25,115
10/31/91      11,933          12,209   11/30/96      25,354          27,021
11/30/91      11,518          11,716   12/31/96      24,918          26,492
12/31/91      12,596          13,055   01/31/97      26,201          28,137
01/31/92      12,375          12,812   02/28/97      26,344          28,365
02/29/92      12,522          12,976   03/31/97      25,318          27,185
03/31/92      12,311          12,722   04/30/97      26,545          28,808
04/30/92      12,702          13,092   05/31/97      27,985          30,577
05/31/92      12,827          13,163   06/30/97      29,088          31,940
06/30/92      12,732          12,972   07/31/97      31,688          34,476
07/31/92      12,734          13,495   08/31/97      30,083          32,559
08/31/92      12,911          13,222   09/30/97      31,832          34,344
09/30/92      13,056          13,374   10/31/97      30,635          33,197
10/31/92      13,033          13,422   11/30/97      31,787          34,734
11/30/92      13,541          13,875   12/31/97      32,341          35,331
12/31/92      13,717          14,056   01/31/98      32,690          35,723
01/31/93      13,858          14,159   02/28/98      35,358          38,299
02/28/93      14,052          14,350   03/31/98      37,336          40,260
03/31/93      14,487          14,659   04/30/98      37,439          40,666
04/30/93      14,101          14,299   05/31/98      37,030          39,967
05/31/93      14,467          14,686   06/30/98      38,602          41,590
06/30/93      14,609          14,734   07/31/98      38,151          41,149
07/31/93      14,530          14,665   08/31/98      32,294          35,199
08/31/93      15,115          15,223   09/30/98      33,951          37,455
09/30/93      15,142          15,111   10/31/98      36,978          40,500
10/31/93      15,400          15,418   11/30/98      39,191          42,954
11/30/93      15,263          15,273   12/31/98      42,123          45,428
12/31/93      15,545          15,460   01/31/99      43,536          47,327
01/31/94      16,007          15,978   02/28/99      42,184          45,855
02/28/94      15,541          15,547   03/31/99      43,433          47,690
03/31/94      14,939          14,871   04/30/99      45,263          49,535
04/30/94      15,199          15,064   05/31/99      43,943          48,366
05/31/94      15,257          15,310   06/30/99      46,973          51,051
06/30/94      14,980          14,931   07/31/99      45,365          49,458
07/31/94      15,385          15,426   08/31/99      44,829          49,210
08/31/94      15,957          16,053   09/30/99      43,592          47,862
09/30/94      15,486          15,667   10/31/99      46,142          50,892
10/31/94      15,733          16,025   11/30/99      46,676          51,925
11/30/94      15,211          15,437   12/31/99      47,579          54,983
12/31/94      15,459          15,663   01/31/00      47,808          52,223
01/31/95      15,777          16,070   02/29/00      48,957          51,236
02/28/95      16,400          16,693   03/31/00      45,974          56,247
03/31/95      16,763          17,187   04/30/00      44,819          54,554
04/30/95      17,252          17,688   05/31/00      49,836          53,436
05/31/95      17,826          18,386   06/30/00      48,617          54,750
06/30/95      18,232          18,818   07/31/00      47,976          53,896
07/31/95      18,814          19,445   08/31/00      48,744          57,243
08/31/95      18,936          19,498   09/30/00      48,151          54,221
09/30/95      19,757          20,314   10/31/00      51,130          53,993
10/31/95      19,628          20,243   11/30/00      48,040          49,738
11/30/95      20,456          21,134   12/31/00      34,913          49,982
12/31/95      20,748          21,525


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        3.3%               5.9%
Pfizer, Inc.                                3.0%               0.9%
Cisco Systems, Inc.                         2.4%               4.6%
Citigroup, Inc.                             2.3%               4.1%
Merck & Co., Inc.                           2.2%               1.6%
Microsoft Corp.                             2.1%               7.1%
Exxon Mobil Corp.                           2.1%               1.4%
Wal-Mart Stores, Inc.                       1.9%               1.5%
Intel Corp.                                 N/A                3.1%
Tyco International, Ltd.                    1.9%               1.5%

Average Annual Total Returns*
---------------------------------------------------------------------------
                 Growth & Income      S&P 500          MorningStar
                       Fund            Index           Peer Group+
                     --------       -----------        -----------
  1 Year              -13.10%          -9.11%             -7.52%
 3 Years                9.57           12.26              11.71
 5 Years               15.44           18.35              17.02
10 Years               15.58           16.56              16.58

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             28.1%        Energy                 5.6%
Health Care            17.9%        Consumer Cyclical      4.9%
Financial              15.4%        Utility                4.5%
Capital Equipment      13.6%        Consumer Staple        1.7%
Retail                  5.6%        Basic Material         1.6%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

 . "Standard & Poor's 500" is a trademark of the McGraw-Hill companies, Inc.
  and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, fold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Blend investment category.

                                                        Inception: May 1, 1996

 Equity Index Fund
 State Street Global Advisors                                  Management Team

 The year 2000 provided the first negative return of the S&P 500 since 1990. This is only the second calendar year since 1980 to finish in the red. For the year, the S&P 500 was down 9.09%. Technology stocks grabbed most of the headlines during the year. The Nasdaq Composite Index fell more than 50% from its high on March 10, and finished the year down approximately 40%.
 The news was not all bad, as Financials, Health Care and Utilities all posted strong returns. In fact, the S&P 500 ex-Technology posted a gain for 2000. The smaller stocks in the Index performed much better than the giants in 2000. The top quartile of names lost about 15% in 2000, while the other 4 quartiles all posted gains ranging from 9.6% to 17.3%*. Value stocks outperformed their growth counterparts by over 28% during the year.
 The Equity Index Fund return was -9.15% for the year. The Index return was - 9.09% for the year. Fees cost the Fund -0.17% during the year. Removing these from the calculation shows the Fund slightly outperformed its goal for the year.
 The Equity Index Fund attempts to track the performance of The S&P 500 Index by fully replicating the index. The Fund attempts to match the index holdings and weights for each security in order to provide returns close to the index return.


                                    [GRAPH]

                         Equity Index      S&P 500.
                             Fund           Index

         5/1/96            $10,000         $10,000
        5/31/96             10,210          10,258
        6/28/96             10,231          10,300
        7/31/96              9,825           9,842
        8/30/96              9,971          10,050
        9/30/96             10,509          10,615
       10/31/96             10,787          10,906
       11/29/96             11,561          11,734
       12/31/96             11,423          11,504
        1/31/97             12,133          12,218
        2/28/97             12,221          12,317
        3/31/97             11,736          11,805
        4/30/97             12,409          12,510
        5/30/97             13,119          13,278
        6/30/97             13,727          13,870
        7/31/97             14,821          14,971
        8/29/97             13,993          14,139
        9/30/97             14,756          14,913
       10/31/97             14,267          14,415
       11/28/97             14,887          15,083
       12/31/97             15,169          15,342
         1/1/98             15,336          15,513
        2/27/98             16,441          16,631
        3/31/98             17,280          17,482
        4/30/98             17,455          17,659
        5/29/98             17,151          17,355
        6/30/98             17,850          18,060
        7/31/98             17,664          17,868
        8/31/98             15,096          15,285
        9/30/98             16,067          16,264
       10/30/98             17,369          17,587
       11/30/98             18,419          18,653
       12/31/98             19,484          19,727
        1/29/99             20,296          20,551
        2/26/99             19,669          19,912
        3/31/99             20,464          20,709
        4/30/99             21,252          21,510
        5/28/99             20,743          21,003
        6/30/99             21,904          22,168
        7/31/99             21,220          21,477
        8/31/99             21,115          21,369
        9/30/99             20,541          20,784
       10/31/99             21,833          22,099
       11/30/99             22,274          22,548
       12/31/99             23,592          23,876
        1/31/00             22,400          22,677
        2/29/00             21,978          22,249
        3/31/00             24,120          24,425
        4/30/00             23,394          23,690
        5/31/00             22,910          23,204
        6/30/00             23,475          23,775
        7/31/00             23,108          23,404
        8/31/00             24,546          24,857
        9/30/00             23,245          23,545
       10/31/00             23,146          23,446
       11/30/00             21,326          21,598
       12/31/00             21,433          21,704


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        2.5%               3.6%
Exxon Mobil Corp.                           2.4%               2.0%
Pfizer, Inc.                                2.2%               0.9%
Cisco Systems, Inc.                         2.0%               2.5%
Citigroup, Inc.                             2.0%               1.3%
Wal-Mart Stores, Inc.                       2.0%               2.2%
Microsoft Corp.                             1.8%               4.3%
American International Group, Inc.          1.7%               1.2%
Merck & Co., Inc.                           N/A                1.1%
Intel Corp.                                 1.4%               2.0%

Average Annual Total Returns*
---------------------------------------------------------------------------
                      Equity Index         S&P 500.         MorningStar
                         Fund(1)            Index           Peer Group+
                      -------------      -----------        -----------
1 Year                     -9.15%           -9.11%             -7.52%
3 Years                    12.21            12.26              11.71
Since Inception (5/1/96)   17.74            18.06               N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             23.7%        Consumer Staple        6.5%
Financial              16.9%        Retail                 6.3%
Health Care            13.5%        Utility                6.2%
Capital Equipment      10.2%        Consumer Cyclical      5.5%
Energy                  6.8%        Basic Material         2.4%

(1) Returns reflect waiver of advisory fee, reimbursement of all non-advisory fund expenses, and extra-ordinary capital contributions of $84,000 in 1996 and $250,000 in 1997.

  * Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

  . "Standard & Poor's 500" is a trademark of The McGraw-Hill Companies, Inc.
    and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

  + Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all the variable annuity and life sub-accounts within the Morningstar variable universe having a Large Blend investment category.


* Source: Prudential Securities.

                                                        Inception: May 1, 1996

 Large Cap Value Fund
 T. Rowe Price Associates, Inc.                                Brian C. Rogers

 In what will be remembered as one of the most tumultuous years in recent history, the stock market limped to the finish line with its first loss in several years and its worst overall showing in more than two decades. During the year, the Fed maintained a generally restrictive monetary policy, the economy showed signs of deceleration, and once high-flying sectors finally experienced the effects of gravity. In this challenging environment, the trust enjoyed an outstanding year as value stocks returned to favor.
 The Fund posted a strong gain for the 12-month period ended December 31, 2000, 13.83%, comfortably ahead of the Russell 1000 Value Index, 7.01%.
 Many of the beneficiaries of this difficult environment were companies with defensive characteristics and those that appeared, according to our assessment, to be undervalued. Companies with predictable revenue and earnings streams fared especially well in the turmoil of 2000. After all, at the beginning of the year, who would have guessed that the best performing S&P sector would be the electric and gas utility industry?
 Over the past 12 months, holdings in the utility, consumer products, financial, and energy sectors helped the Fund's performance. These sectors provided positive returns at a time when many stocks struggled. The trust also benefited from continued merger and acquisition activity, such as the acquisitions of Fort James, J.P. Morgan, and Honeywell International. Despite the trust's strong return, we also had some losers in the Fund, including Xerox and AT&T. Fortunately, some of the trust's better performing positions more than offset the drag of declining share prices.
 We made several transactions that are representative of how we manage the trust. Many of the positions we reduced or eliminated had generated good returns over the time we held the stocks. Our general strategy is to reduce position size when price appreciation results in less attractive valuations for the shares. For example, as Duke Energy's price rose last year, its relative valuation appeal (the relationship between upside potential and downside risk) became less attractive and we trimmed our stake. On the other hand, the stock of Sprint had declined fairly sharply, increasing the appeal of its relative valuation, which induced us to initiate a position in the shares. Honeywell International's price declined so sharply in the first half of the year that General Electric decided its relative valuation and strategic appeal was so compelling that it opted to buy Honeywell in its entirety. In making these Fund adjustments, we slightly increased the trust's volatility relative to the S&P 500. As the market's value structure has changed, it makes sense for us to take on slightly more risk. For example, at certain levels, some technology companies may offer better opportunities as value plays than utility stocks that have appreciated strongly.


                               [GRAPH]

                      Russell 1000                   Large Cap
                      Value Index                   Value Fund

         5/1/96         $10,000                      $10,000
        5/31/96          10,125                       10,190
        6/28/96          10,133                       10,255
        7/31/96           9,750                        9,977
        8/30/96          10,029                       10,186
        9/30/96          10,428                       10,618
       10/31/96          10,832                       10,860
       11/29/96          11,617                       11,451
       12/31/96          11,468                       11,390
        1/31/97          12,024                       11,699
        2/28/97          12,201                       11,979
        3/31/97          11,762                       11,724
        4/30/97          12,256                       12,016
        5/30/97          12,941                       12,582
        6/30/97          13,496                       13,059
        7/31/97          14,511                       13,805
        8/29/97          13,995                       13,447
        9/30/97          14,840                       14,081
       10/31/97          14,426                       13,703
       11/28/97          15,063                       14,220
       12/31/97          15,503                       14,643
        1/30/98          15,283                       14,538
        2/27/98          16,312                       15,249
        3/31/98          17,310                       15,954
        4/30/98          17,426                       15,869
        5/29/98          17,168                       15,598
        6/30/98          17,388                       15,561
        7/31/98          17,082                       15,106
        8/31/98          14,540                       13,634
        9/30/98          15,375                       14,373
       10/30/98          16,566                       15,261
       11/30/98          17,338                       15,884
       12/31/98          17,928                       15,999
        1/29/99          18,071                       15,599
        2/26/99          17,816                       15,470
        3/31/99          18,185                       15,889
        4/30/99          19,883                       17,600
        5/28/99          19,665                       17,469
        6/30/99          20,235                       17,932
        7/30/99          19,642                       17,537
        8/31/99          18,913                       17,003
        9/30/99          18,251                       16,393
       10/29/99          19,303                       16,973
       11/30/99          19,152                       16,131
       12/31/99          19,244                       16,523
        1/31/00          18,617                       15,751
        2/29/00          17,234                       14,460
        3/31/00          19,336                       16,066
        4/28/00          19,112                       16,208
        5/31/00          19,312                       16,987
        6/30/00          18,430                       16,140
        7/31/00          18,660                       16,308
        8/31/00          19,698                       17,100
        9/30/00          19,879                       17,218
       10/31/00          20,368                       18,043
       11/30/00          19,612                       17,845
       12/31/00          20,595                       18,667


Top Ten Holdings (as of December 31, 2000)
-----------------------------------------------------------------------------

                                               % of           six months ago
                                           investments       % of investments

Mellon Financial Corp.                         2.7%               1.5%
Exxon Mobil Corp.                              2.3%               2.9%
American Home Products Corp.                   2.1%               1.5%
Lockheed Martin Corp.                          1.9%               0.9%
BP Amoco plc                                   1.9%               1.6%
Federal National Mortgage Assoc.               1.8%               1.0%
International Paper Co.                        1.8%               1.7%
Minnesota Mining & Manufacturing Co.           1.8%               1.2%
SBC Communications, Inc.                       1.8%               1.7%
Verizon Communications                         1.8%                N/A


Average Annual Total Returns*
-----------------------------------------------------------------------------

                              Large Cap       Russell 1000         MorningStar
                             Value Fund       Value Index          Peer Group+
                             -----------      ------------         -----------
1 Year                          12.97%            7.01%               7.01%
3 Years                          8.43             9.93                8.37
Since Inception (5/1/96)        14.30            16.74                N/A


Top Ten Sectors (as of December 31, 2000)
-----------------------------------------------------------------------------

                               % of                                    % of
                           investments                             investments

Financial                     20.3%          Capital Equipment         8.8%
Consumer Staple               12.3%          Technology                8.3%
Energy                        12.0%          Basic Material            7.4%
Utility                       10.3%          Health Care               4.6%
Consumer Cyclical              9.0%          Retail                    2.8%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Value investment category.

                                                   Inception: August 31, 1999

 Large Cap Value Core Fund
 Goldman Sachs Asset Management                            Brown/Jones/Pinter


 During the one-year reporting period the Large Cap Value CORE Fund generated a total cumulative return of 5.12%, versus the 7.01% total cumulative return of the Fund's benchmark, the Russell 1000 Value Index.
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.
 Over the reporting period the returns of our various investment themes were extremely erratic. In fact, virtually every theme experienced one of its best months since inception, as well as at least one of its worst months ever. In addition, some months saw extremely positive returns for one variable and extremely negative for another--reflecting the high overall return dispersion nature of the market.
 The CORE themes struggled within the Index universe, especially the Value theme. In particular, Value had its two worst quarters (second and fourth quarters) since inception, and the fourth quarter of 2000 marked the worst quarter since inception of our Momentum and Stability themes. Though Research did not do as badly as the other three themes, it did have a slightly negative return for the year. Strong stock selection within the Financial and Consumer Non-Cyclical sectors helped returns, though we lagged the benchmark in the Consumer Services and Consumer Cyclical sectors.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

                                [GRAPH]

                  Large Cap Value    Russell 1000
                     CORE Fund       Value Index

        8/31/99      $10000.00        $10000.00
        9/30/99        9710.99          9650.00
       10/31/99       10331.58         10205.84
       11/30/99       10222.01         10126.23
       12/31/99       10357.99         10174.84
        1/31/00        9966.70          9843.14
        2/29/00        9306.14          9111.80
        3/31/00       10353.69         10223.43
        4/30/00       10235.53         10104.84
        5/31/00       10315.02         10210.94
        6/30/00        9925.40          9744.30
        7/31/00       10094.18          9866.11
        8/31/00       10735.04         10414.66
        9/30/00       10780.50         10510.48
       10/31/00       10929.67         10769.04
       11/30/00       10420.97         10369.50
       12/31/00       10888.02         10889.02

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Citigroup, Inc.                                 4.3%            1.4%
Exxon Mobil Corp.                               3.9%            2.2%
SBC Communications, Inc.                        2.4%            1.1%
Johnson & Johnson                               2.3%            0.1%
American International Group, Inc.              2.3%            0.8%
Merck & Co., Inc.                               2.1%            N/A
Verizon Communications                          1.9%            N/A
Wells Fargo & Co.                               1.8%            0.6%
Chevron Corp.                                   1.6%            0.7%
Morgan Stanley, Dean Witter, Discover & Co.     1.4%            0.4%

Average Annual Total Returns*
---------------------------------------------------------------------------
                              Large Cap       Russell 1000     MorningStar
                           Value CORE Fund    Value Index      Peer Group+
                          ----------------    ------------     -----------
1 Year                          5.12%             7.01%           7.01%
Since Inception (8/31/99)       6.58              6.60             N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
Financial                 29.8%        Consumer Cyclical         8.0%
Energy                    11.0%        Capital Equipment         7.8%
Health Care                9.4%        Technology                7.4%
Utility                    8.7%        Basic Material            4.0%
Consumer Staple            8.1%        Retail                    3.0%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Value investment category.

                                                     Inception: June 30, 2000

 American Leaders Large Cap Value Fund
 Federated Investment Management Company             M. Donnelly/K. McCloskey

 The fourth quarter marked a dramatic shift in market leadership and investor sentiment. Value strategies outperformed growth strategies during the quarter as investors continued to flee technology and telecommunications shares, as many of these companies lowered current and future earnings expectations. The American Leaders Large Cap Value Fund returned 2.89% during the fourth quarter, underperforming the benchmark Russell 1000 Value Index, which returned 3.6%. Relative to the Russell 1000 Value Index, positive influences on performance included an underweight position in Utilities and overweight positions in Healthcare and Other. Additional positive influences on performance included good security selection in Financial Services (Conseco up 73%, Cigna up 27%), Consumer Discretionary (Waste Management up 59%, Charter Communications up 39%), and Consumer Staples (Philip Morris up 51%, Sara Lee up 22%). Offsetting these positive influences on relative performance was an overweight position and unfavorable security selection in Technology (Sun Microsystems down 53%, Novell down 47%), as well as an underweight position in Consumer Staples. Unfavorable security selection in Utilities (Worldcom down 54%, AT&T down 41%), Producer Durables (Philips Electronics down 15%, Northrop Grumman down 8%) and an unassigned sector (News Corp. Ltd down 38%) also detracted from relative returns.
 For the six-month period, positive influences on relative performance were an underweight position in Utilities as well as an overweight position and favorable security selection in Healthcare (Healthsouth up 127%, Unitedhealth Group up 43%, Baxter Intl. up 27%). Favorable security selection in Financial Services (Washington Mutual up 87%, PNC Financial up 58%, Allstate up 97%) and Consumer Discretionary (Waste Management up 46%, Kimberly-Clark up 25%, Charter Communications up 38%) also aided relative returns. Offsetting these positive influences on performance were overweight positions in Technology and Unassigned names, as well as unfavorable security selection in Other Energy (Ensco Intl. down 5%) and Integrated Oils (Chevron up 1%, Royal Dutch Petroleum down 1%).


                                  [GRAPH]

                           Russell 1000   American Leaders Large
                           Value Index        Cap Value Fund

        6/30/00              $ 9,543             $10,000
        7/31/00                9,662               9,842
        8/31/00               10,200              10,692
        9/30/00               10,293              10,499
       10/31/00               10,547              10,827
       11/30/00               10,155              10,283
       12/31/00               10,664              10,802

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Phillip Morris Cos., Inc.                       2.9%            N/A
Exxon Mobile Corp.                              2.4%            N/A
Bristol-Meyers Squibb Co.                       2.3%            N/A
UnitedHealth Group, Inc.                        2.1%            N/A
Verizon Communications                          2.1%            N/A
PNC Bank Corp.                                  2.0%            N/A
HEALTHSOUTH Corp.                               2.0%            N/A
Allstate Corp.                                  2.0%            N/A
Kimberley-Clark Corp.                           2.0%            N/A
Waste Management, Inc.                          1.9%            N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                        American Leaders      Russell 1000     MorningStar
                      Large Cap Value Fund    Value Index      Peer Group+
                      --------------------    ------------     -----------
Since Inception
 (6/30/00)                    8.02%              11.65%            N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
Financial                 24.0%        Consumer Cyclical         8.6%
Technology                15.0%        Utility                   7.7%
Health Care               12.4%        Consumer Staple           5.6%
Energy                     9.4%        Basic Material            5.4%
Capital Equipment          9.3%        Retail                    1.4%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Value investment category.

                                                     Inception: March 29, 1986

 Large Cap Growth Fund
 Independence Investment Associates, Inc.                          Mark Lapman


 We are pleased to report that your Fund ended a difficult and volatile partial year well ahead of its benchmark. Your Fund returned -17.89% for the year, over 4.5% ahead of the -22.42% return of the Russell 1000 Growth Index. During 2000, there was an overall broadening of the US equity market, which we view as healthy despite the market's negative absolute return.
 While fourth quarter returns were negative, we were able to add value through solid stock selection. Your Fund returned -18.29% over 3% ahead of the -21.35% return of the Russell Growth Index. During the quarter, health care names such as Universal Health Services, Merck and St. Jude Medical were especially strong, due to their consistent and reliable earnings growth. Financial stocks also performed well, driven higher by the sentiment that the Fed will soon begin to cut interest rates. Holdings in Fannie Mae and Partnerre benefited from this trend. Resistant to an economic slowdown, consumer non-cyclicals such as Colgate Palmolive performed strongly, as investors focused on the fact that people buy toothpaste no matter what the economy is doing. After taking a beating earlier in the year, many retailers came back strong in the fourth quarter. Investors began to anticipate the positive impact of lower interest rates on consumer spending and snapped up shares of TJX and Kohls.
 It was a difficult, emotional year for the stock market, yet we were pleased to deliver a competitive return on your Fund, which exceeded your benchmark. These results were achieved by sticking to our philosophy that cheap stocks with improving fundamentals are attractive. We feel confident that with our unique blend of strong fundamental research, a disciplined investment philosophy and process, and strong risk control positions us well to have another.


                                    [GRAPH]

           Large Cap   Large Cap                 Large Cap   Large Cap
             Growth      Growth                    Growth      Growth
              Fund     Benchmark(1)                 Fund     Benchmark(1)

 6/29/90    $10,000     $10,000        7/31/95    $18,981     $22,266
 7/31/90     10,052      10,442        8/31/95     19,127      22,479
 8/31/90      9,532      11,190        9/29/95     19,903      22,695
 9/28/90      9,162      11,456       10/31/95     19,674      23,029
10/31/90      9,172      11,488       11/30/95     20,491      23,832
11/30/90      9,809      11,980       12/29/95     20,777      23,866
12/31/90     10,155      11,432        1/31/96     21,264      22,467
 1/31/91     10,632      11,967        2/29/96     21,514      23,047
 2/28/91     11,363      12,249        3/29/96     21,787      24,725
 3/28/91     11,712      12,048        4/30/96     22,154      24,873
 4/30/91     11,742      12,209        5/31/96     22,643      26,741
 5/31/91     12,250      11,716        6/28/96     22,617      26,217
 6/28/91     11,658      13,055        7/31/96     21,114      28,055
 7/31/91     12,034      12,812        8/30/96     21,788      27,864
 8/30/91     12,278      12,976        9/30/96     23,122      26,356
 9/30/91     12,073      12,722       10/31/96     23,293      28,107
10/31/91     12,129      13,092       11/29/96     24,983      30,136
11/27/91     11,705      13,163       12/31/96     24,572      31,341
12/31/91     12,739      12,972        1/31/97     25,978      34,112
 1/31/92     12,545      13,495        2/28/97     26,171      32,116
 2/28/92     12,686      13,222        3/31/97     24,939      33,696
 3/31/92     12,460      13,374        4/30/97     26,258      32,450
 4/30/92     12,853      13,422        5/30/97     27,770      33,829
 5/29/92     13,001      13,875        6/30/97     28,869      34,208
 6/30/92     12,897      14,056        7/31/97     31,656      35,230
 7/31/92     13,358      14,159        8/29/97     30,080      37,880
 8/31/92     13,109      14,350        9/30/97     31,954      39,391
 9/30/92     13,239      14,659       10/31/97     30,666      39,935
10/30/92     13,255      14,299       11/28/97     31,806      38,801
11/30/92     13,746      14,686       12/31/97     32,163      41,175
12/31/92     14,006      14,734        1/31/98     33,023      40,903
 1/29/93     14,138      14,665        2/27/98     36,148      34,764
 2/26/93     14,395      15,223        3/31/98     38,193      37,434
 3/31/93     14,832      15,111        4/30/98     38,483      40,443
 4/30/93     14,297      15,418        5/29/98     37,652      43,521
 5/28/93     14,726      15,273        6/30/98     39,523      47,447
 6/30/93     14,940      15,460        7/31/98     39,331      50,232
 7/30/93     14,825      15,978        8/31/98     33,172      47,936
 8/31/93     15,468      15,547        9/30/98     35,113      50,462
 9/30/93     15,661      14,871       10/30/98     37,758      50,528
10/29/93     15,897      15,064       11/30/98     40,758      48,977
11/30/93     15,722      15,310       12/31/98     44,872      52,405
12/31/93     15,939      14,931        1/29/99     47,369      50,739
 1/31/94     16,423      15,426        2/26/99     45,089      51,566
 2/28/94     15,914      16,053        3/31/99     46,987      50,483
 3/31/94     15,400      15,667        4/30/99     47,680      54,294
 4/29/94     15,702      16,025        5/28/99     46,300      57,226
 5/31/94     15,651      15,437        6/30/99     49,748      63,178
 6/30/94     15,417      15,663        7/30/99     48,102      60,215
 7/29/94     15,803      16,070        8/31/99     48,377      63,159
 8/31/94     16,356      16,693        9/30/99     47,268      67,681
 9/30/94     15,865      17,187       10/29/99     50,039      64,460
10/31/94     16,016      17,688       11/30/99     51,727      61,211
11/30/94     15,549      18,386       12/31/99     55,671      65,851
12/30/94     15,782      18,818        1/31/00     52,340      63,105
 1/31/95     16,078      19,445        2/29/00     53,994      68,816
 2/28/95     16,687      19,498        3/31/00     59,753      62,306
 3/31/95     17,065      20,314        4/28/00     57,723      59,359
 4/28/95     17,487      20,243        5/31/00     55,633      50,609
 5/31/95     18,082      21,134        6/30/00     58,852      49,010
 6/30/95     18,386      21,525        7/31/00     56,070      63,105
                                       8/31/00     61,542      68,816
                                       9/30/00     55,095      62,306
                                      10/31/00     53,458      59,359
                                      11/30/00     46,338      50,609
                                      12/31/00     45,017      49,010


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
General Electric Co.                        5.7%               5.4%
Pfizer, Inc.                                3.7%               1.9%
Cisco Systems, Inc.                         3.3%               7.0%
Intel Corp.                                 2.9%               4.9%
EMC Corp.                                   2.6%               0.9%
Microsoft Corp.                             2.5%               7.5%
Merck & Co., Inc.                           2.1%               2.0%
Oracle Corp.                                2.1%               3.4%
America Online, Inc.                        2.0%               4.1%
International Business Machines Corp.       1.8%               2.1%

Average Annual Total Returns*
---------------------------------------------------------------------------
                    Large Cap     Large Cap Growth     MorningStar
                   Growth Fund      Benchmark(1)       Peer Group+
                 ---------------  ----------------     -----------
  1 Year              -17.89%         -22.42%            -15.05%
 3 Years               12.43           12.74              18.46
 5 Years               17.08           17.89              18.78
10 Years               16.24           16.34              17.43

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             50.0%        Consumer Cyclical      3.9%
Health Care            21.6%        Energy                 1.0%
Capital Equipment      13.1%        Utility                0.7%
Retail                  6.9%        Governmental           0.2%
Financial               4.0%        Consumer Staple        N/A

(1) The benchmark is represented by the S&P 500 for the period April 1986 to April 1996 and the Russell Large Cap Growth Index for the period May 1996 to present.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Large Cap Growth investment category. Prior to May 1996 (concurrent with the Fund's strategy change), the peer group represents the Large Blend investment category.

                                                    Inception: August 31, 1999

 Large Cap Aggressive Growth Fund
 Alliance Capital Management L.P.                       J. Fogarty/A. Harrison


 The Fund returned -18.77% compared to the Russell 1000 Growth Index return of -22.4% for the year ended December 31, 2000. The Fund outperformed due to an underweight in the poor-performing technology sector and an overweight and strong stock performance in financial services. Strong gains from capital goods stocks were also positive contributors to performance. Although the market is likely to remain volatile as sentiment vacillates with the economic data and corporate earnings reports, we believe the stage is set for a rebound during 2001. Looking out over the next six to twelve months, the most ideal, and we believe the most likely, economic scenario continues to be a "soft landing." In an economic environment of solid, albeit lower, growth and benign inflation, high quality, industry dominant growth companies traditionally outperform. We expect further interest rate cuts by the Federal Reserve to provide a positive tailwind for the market. While the next few months will likely bring more earnings disappointments and re-acceleration of earnings growth may not be visible until mid-year, the speculative excesses have been substantially reduced and many premier growth stocks, especially in technology, have been beaten down to valuation levels not seen in two years. We remain focussed on a relatively concentrated list of high quality growth stocks in technology, consumer services, financial services and healthcare that we believe will continue to generate superior investment returns. We will actively trade the core holdings in the Fund to take advantage of the natural volatility that is observed in the market and continue to strive to marry the Fundamentals with price considerations on each specific stock decision.

                                    [GRAPH]
                        Large Cap Aggressive    Russell 1000
                            Growth Fund         Growth Index
        8/31/99                $10,000             $10,000
        9/30/99                  9,948               9,790
       10/31/99                 10,811              10,529
       11/30/99                 11,047              11,098
       12/31/99                 12,018              12,252
        1/31/00                 11,465              11,677
        2/29/00                 11,569              12,248
        3/31/00                 12,833              13,125
        4/30/00                 12,364              12,501
        5/31/00                 11,692              11,870
        6/30/00                 12,284              12,770
        7/31/00                 12,151              12,238
        8/31/00                 12,933              13,345
        9/30/00                 11,513              12,083
       10/31/00                 11,116              11,511
       11/30/00                  9,841               9,815
       12/31/00                  9,762               9,504


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                         % of             six months ago
                                     investments         % of investments
Citigroup, Inc.                          5.8%                  1.7%
Pfizer, Inc.                             5.6%                  0.8%
Cisco Systems, Inc.                      5.6%                  2.5%
Nokia Oyj                                5.3%                  3.2%
Tyco International, Ltd.                 4.8%                  2.2%
Time Warner, Inc.                        4.8%                  0.8%
Honeywell International, Inc.            4.2%                  0.8%
EMC Corp.                                3.7%                  1.1%
MBNA Corp.                                N/A                  1.4%
Schering-Plough Corp.                    3.1%                  1.7%

Average Annual Total Returns*
---------------------------------------------------------------------------
                             Large Cap
                            Aggressive     Russell 1000     MorningStar
                            Growth Fund    Growth Index     Peer Group+
                            -----------    ------------     -----------
1 Year                        -18.77%         -22.42%         -15.15%
Since Inception (8/31/99)      -1.79           -3.74             N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                           % of
                      investments                    investments
Technology               34.2%       Retail              6.6%
Financial                17.8%       Governmental        2.3%
Health Care              14.0%       Consumer Staple     1.6%
Capital Equipment        11.8%       Utility             1.5%
Consumer Cyclical        10.2%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future". Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Souce: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within MorningStar variable universe having a Large Growth investment category.

                                                    Inception: August 31, 1999

 Large/Mid Cap Value Fund
 Wellington Management Company, LLP                          D. Chu/L. Gabriel


 During the fourth quarter, the Large/Mid Cap Value Fund gained 4.14%, outperforming the Fund's benchmark, the Russell 1000 Value Index, which increased 3.6% for the quarter ended December 31, 2000. For the one-year period ending December 31, 2000 the Fund returned 13.41% well ahead of its 2001 benchmark which only increased 7.0%.
 The US equity market lost ground during the fourth quarter due to fears over eroding corporate earnings, high energy prices, and uncertainty concerning the outcome of the US presidential election. Growth stocks lagged while value issues led the way as the Russell 1000 Value Index (3.6%) outperformed the Russell 1000 Growth Index (-21.4%) during the fourth quarter.
 During the quarter, the Fund's sector weights were kept closely in line with those of the Russell 1000 Value Index. The sectors in the Fund that added the most value were finance and energy. Conversely, the utilities and health care sectors detracted from returns.
 Some of the Fund's largest contributors through stock selection during the quarter include: Washington Mutual, which was the Fund's top performer, Ultramar Diamond Shamrock, which was a solid performer in the energy sector, and Fannie Mae, which was able to beat expectations, driven by strong loan growth and stable credit conditions.
 The year 2000 was the beginning of what we believe to be a longer-term rally in US larger capitalization value stocks. A Euro that has strengthened from the 2000 lows will boost larger-company profits, while continued consolidation in many economically sensitive sectors will drive the returns of many value stocks upward in the quarters to come. As we begin the New Year, we continue to believe that broad diversification across economic sectors is a central tenet of the investment strategy. We will continue to look for opportunities in large cap stocks that represent value through active Fund management.

                                    [GRAPH]
                           Large/Mid Cap          Russell 1000
                            Value Fund            Value Index

        8/31/99               $10,000               $10,000
        9/30/99                 9,787                 9,650
       10/31/99                10,352                10,206
       11/30/99                10,295                10,126
       12/31/99                10,472                10,175
        1/31/00                10,031                 9,843
        2/29/00                 9,614                 9,112
        3/31/00                10,829                10,223
        4/30/00                10,445                10,105
        5/31/00                10,607                10,211
        6/30/00                10,218                 9,744
        7/31/00                10,452                 9,866
        8/31/00                11,179                10,415
        9/30/00                11,405                10,510
       10/31/00                11,710                10,769
       11/30/00                11,229                10,370
       12/31/00                11,877                10,889

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Citigroup, Inc.                                 3.3%            2.2%
Verizon Communications                          3.1%            N/A
Washington Mutual, Inc.                         2.9%            N/A
Exxon Mobile Corp.                              2.6%            N/A
Federal National Mortgage Assoc.                2.4%            1.0%
American International Group, Inc.              2.4%            0.8%
Cigna Corp.                                     2.2%            0.7%
Wachovia Corp.                                  2.0%            0.7%
KeyCorp                                         N/A             N/A
Sara Lee Corp.                                  1.9%            0.3%

Average Annual Total Returns*
---------------------------------------------------------------------------
                          Large/Mid Cap        Russell 1000     MorningStar
                            Value Fund         Value Index      Peer Group+
                          -------------        ------------     -----------
1 Year                        13.41%               7.01%           11.37%
Since Inception (8/31/99)     13.76                6.60             N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
Financial                  8.6%        Utility                   5.1%
Technology                 8.5%        Health Care               4.7%
Capital Equiptment         7.9%        Consumer Staple           4.1%
Energy                     7.6%        Basic Material            N/A
Consumer Staple            7.5%        Retail                    2.9%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 50% weighting of the Large Cap Value category and a 50% weighting of the Mid Cap Value category.

                                                        Inception: May 1, 1996

 Mid Cap Value Fund
 Neuberger Berman, LLC                                            R. Gendelman


 For the fourth quarter ended December 31, 2000, the Mid Cap Value Fund/1/ returned 6.20%. This gain fell short of the Russell Mid-Cap Value Index's/2/ return of 9.44%. However, the fund significantly outperformed the index for the one-year period: the Mid Cap Value rose an impressive 28.38% while the Russell Mid-Cap Value gained 19.18%.
 In the fourth quarter, we continued our commitment to invest in good businesses at attractive prices that possess positive risk-reward characteristics. Our holdings within Financial Services (33.04% of total market value as of 12-31-2000) had the most favorable impact on portfolio total return. We were overweight the Russell Mid-Cap Value and our stock selection led to better absolute returns. Dime Bancorp (1.75% of total net assets) and M&T Bank Corp. (1.64% of total net assets) were two of the top performers in the period. The Producer Durables sector (7.35% of total market value) also had a positive impact on total return. As with Financial Services, the fund was overweight the index and achieved superior absolute returns. Waste Management (1.32% of total net assets) and General Dynamics (1.56% of total net assets) both made solid contributions to portfolio return. Contrarily, many of our Technology holdings (6.20% of total market value) were not immune to the weakness in the sector and detracted from total return. 3Com and Comdisco, both of which were sold during the period, had negative impacts on return. Holdings within Materials & Processing (4.91% of total market value) and Utilities (11.01%) led to lost ground versus the index. The fund was underweight the M&P sector and had inferior returns. And while Utilities did have a small positive impact on total return, the fund was underweight the sector and had lower returns as compared to the index.

(1) 28.32% and 14.01% were the average annual returns for the 1-year and since inception (5/01/96) periods through December 31, 2000. Results are shown on a total return basis and include reinvestment of all dividends and capital gains distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
(2) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.


                                    [GRAPH]

                                     Russell Mid Cap           Mid Cap
                                       Value Index           Value Fund

         5/1/96                          $10,000               $10,000
        5/31/96                           10,096                10,249
        6/28/96                           10,107                10,095
        7/31/96                            9,626                 9,572
        8/30/96                           10,030                10,035
        9/30/96                           10,398                10,516
       10/31/96                           10,672                10,708
       11/29/96                           11,342                11,616
       12/31/96                           11,294                11,618
        1/31/97                           11,649                12,270
        2/28/97                           11,846                12,227
        3/31/97                           11,486                11,872
        4/30/97                           11,775                12,211
        5/30/97                           12,470                13,281
        6/30/97                           12,933                13,423
        7/31/97                           13,892                14,692
        8/29/97                           13,730                14,905
        9/30/97                           14,581                15,713
       10/31/97                           14,138                15,047
       11/28/97                           14,614                15,249
       12/31/97                           15,174                15,355
        1/30/98                           14,880                15,248
        2/27/98                           15,873                16,325
        3/31/98                           16,691                16,945
        4/30/98                           16,597                16,838
        5/29/98                           16,209                16,044
        6/30/98                           16,261                15,464
        7/31/98                           15,437                14,323
        8/31/98                           13,266                11,803
        9/30/98                           14,041                12,171
       10/30/98                           14,951                13,019
       11/30/98                           15,476                13,328
       12/31/98                           15,946                13,615
        1/29/99                           15,574                13,381
        2/26/99                           15,232                13,015
        3/31/99                           15,450                13,076
        4/30/99                           16,913                14,378
        5/28/99                           16,984                14,538
        6/30/99                           17,177                15,114
        7/30/99                           16,748                14,647
        8/31/99                           16,168                13,726
        9/30/99                           15,350                13,080
       10/29/99                           15,803                13,153
       11/30/99                           15,514                13,151
       12/31/99                           15,930                14,367
        1/31/00                           14,977                13,761
        2/29/00                           14,351                14,119
        3/31/00                           16,090                15,577
        4/28/00                           16,155                14,892
        5/31/00                           16,433                15,197
        6/30/00                           15,820                15,190
        7/31/00                           16,190                15,190
        8/31/00                           17,182                16,066
        9/30/00                           17,347                16,906
       10/31/00                           17,677                17,369
       11/30/00                           17,447                17,574
       12/31/00                           18,986                18,445


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Choicepoint, Inc.                           2.4%                N/A
Exelon Corp.                                2.2%                N/A
FMC Corp.                                   2.0%                N/A
Dime Bancorp, Inc.                          1.8%                N/A
GATX Corp.                                  1.8%                N/A
XL Capital, Ltd.                            1.8%                1.0%
Countrywide Credit Industries, Inc.         1.7%                1.4%
Termo Electron   Corp.                      1.7%                N/A
M & T Bank Corp.                            1.7%                N/A
Ace, Ltd.                                   1.7%                N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                         Mid Cap        Russell Mid Cap        MorningStar
                        Value Fund        Value Index          Peer Group+
                        ----------      ---------------        -----------
1 Year                    28.38%             19.18%               14.98%
3 Years                    6.30               7.75                 7.42
Since Inception (5/1/96)  14.01              14.73                  N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Financial              8.9%         Consumer Cyclical      4.9%
Capital Equipment      8.8%         Health Care            3.6%
Energy                 8.5%         Basic Material         2.7%
Technology             7.5%         Transportation         N/A
Utility                6.7%         Retail                 1.5%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. *Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future.*Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. represents an average annual total return for all variable annuity and life sub-accounts within the morningStar variable universe having a Mid Cap Value Investment category.

                                                    Inception: August 31, 1999

 Fundamental Growth Fund (formerly Fundamental Mid Cap Growth Fund)
 Putnam Investments                                          Eric M. Wetlaufer


Effective August 1, 2000 Putnam Investments assumed management of the Fund.
 The Fund returned -20.91% for the fourth quarter, outpacing the Russell Mid Cap Growth Index return of -23.25%. Outperformance in this hostile environment for growth investing was largely due to adept stock selection, particularly in the battered technology sector. Selection in health care contributed early in the period but detracted in the fourth quarter largely due to weakness in biotechnology. Energy, utilities, and financial holdings benefited performance throughout the period. Communications services holdings hurt results.
 The U.S. equity market remains extremely volatile as we begin the new year. We anticipate additional earnings disappointments, especially in stocks leveraged to the consumer. In the light of signs that the economy is slowing significantly, we expect several interest-rate cuts over the first half of 2001.
 High energy prices will continue to act as a tax on the economy, reducing consumers' disposable income and adding pressure to corporate profit margins. A forecasted colder-than-average winter will exacerbate the effect of higher oil and natural gas prices on local economies and on consumer spending.
 We expect growing unemployment and business failures--especially in the dot-com universe. As a result, consumer confidence will continue to erode, creating a difficult environment for retailers.
 We have concentrated the Fund on growth companies with a proven track record of expanding profits even in unsettled economic times. Higher energy prices should benefit oil and gas producers and energy services companies. Within the financial sector we will emphasize the regional banks and credit-cards issuers that should benefit from Fed rate cuts. While underweighting technology as a whole--particularly semiconductors and components--we will overweight software and communications and equipment. Within the underweight sector of consumer staples, we will emphasize broadcasting and restaurants, while underweighting foods.


                                    [GRAPH]

                             Fundamental      Russell Mid Cap
                             Growth Fund       Growth Index

        8/31/99               $10,000            $10,000
        9/30/99                10,000              9,915
       10/31/99                10,836             10,681
       11/30/99                12,529             11,788
       12/31/99                15,457             13,829
        1/31/00                15,972             13,826
        2/29/00                22,030             16,732
        3/31/00                18,801             16,749
        4/30/00                16,532             15,122
        5/31/00                14,461             14,020
        6/30/00                18,224             15,507
        7/31/00                17,402             14,526
        8/31/00                18,979             16,716
        9/30/00                18,950             15,899
       10/31/00                17,465             14,811
       11/30/00                13,822             11,593
       12/31/00                14,989             12,204

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Allergan, Inc.                              2.6%               N/A
Brocade Communications Systems, Inc.        2.4%               0.2%
Palm, Inc.                                  2.2%               N/A
Applera Corporation -                       2.2%               N/A
Applied Biosystems Group
Medimmune, Inc.                             1.9%               0.4%
Rational Software Corp.                     1.9%               0.2%
PerkinElmer, Inc.                           1.8%               N/A
Immunex Corp.                               1.8%               N/A
Transocean Sedco Forex, Inc.                N/A                N/A
Symbol Technologies, Inc.                   1.7%               N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                             Fundamental Russell Mid Cap MorningStar Growth Fund Growth Index Peer Group+
                           ---------------  ---------------     -----------
1 Year                          -3.03%         -11.75              -7.87
Since Inception (8/31/99)       35.44           16.11               N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             37.5%        Retail                 4.5%
Health Care            25.3%        Utility                3.3%
Energy                  9.9%        Consumer Cyclical      2.8%
Financial               7.5%        Consumer Staple        1.9%
Capital Equipment       6.0%        Transportation         1.4%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Mid Cap Growth investment category.

                                                   Inception: August 31, 1999

 Mid Cap Blend Fund
 Independence Investment Associates, Inc.                     Coreen Kraysler


 The Mid Cap Blend Fund posted another strong quarter, returning -1.5% vs. the Frank Russell Midcap Index return of -3.59%, while for the year the Fund returned 18.58%, far exceeding the benchmark return of 8.25%. Worried about an impending economic slowdown, investors took a defensive posture during the most recent quarter, and thus placed their bets on consumer noncyclical stocks such as the food and beverage names. As a result, holdings in Archer-Daniels-Midland and Conagra performed strongly. Unable to sustain high valuations after a string of earnings disappointments, technology and telecom names remained weak, hurting positions in Portal Software, Jabil Circuit and Vishay Intertechnology. Instead, investors preferred to seek out value in beaten down basic materials stocks. Consequently, paper & forest product holdings in Abitibi and Westvaco performed well. Similarly, chemical stocks such as Avery Dennison, Eastman Chemical and Air Products also outperformed. Industrial stocks such as Ingersoll Rand and Parker Hannifin also made a comeback. In anticipation of a decline in interest rates, financial stocks also outperformed. Holdings in Golden West and Torchmark benefited from this trend. In addition to the positive interest rate environment, property & casualty insurance stocks, such as St. Paul, XL Capital and Partner Re benefited from an upturn in insurance prices.
 During the quarter, we sold Stryker Corp., Capital One Financial and Hispanic Broadcasting after they met our price targets. We initiated positions in Lincare, Southern Energy and Southtrust. As always, we continue to look for inexpensive mid cap stocks with good growth potential.

                                    [GRAPH]

                                   Mid Cap                        Russell Mid
                                  Blend Fund                       Cap Index

        8/31/99                    $10,000                          $10,000
        9/30/99                      9,729                            9,648
       10/29/99                     10,182                           10,105
       11/30/99                     10,633                           10,396
       12/31/99                     11,153                           11,311
        1/31/00                     10,739                           10,937
        2/29/00                     11,484                           11,778
        3/31/00                     12,645                           12,453
        4/28/00                     12,620                           11,864
        5/31/00                     12,361                           11,549
        6/30/00                     12,610                           11,891
        7/31/00                     12,437                           11,758
        8/31/00                     13,789                           12,884
        9/30/00                     13,427                           12,701
       10/31/00                     13,612                           12,506
       11/30/00                     12,237                           11,380
       12/31/00                     13,226                           12,246

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Comerica, Inc.                              2.0%                0.2%
Stillwell Financial, Inc.                   1.9%                N/A
St. Paul Cos., Inc.                         1.9%                0.3%
Southern Energy, Inc.                       1.7%                N/A
Waters  Corp.                               1.7%                0.5%
Lincoln National Corp.                      1.7%                N/A
Noble Drilling Corp.                        1.6%                N/A
Golden West Financial Corp.                 1.5%                0.3%
Exelon Corp.                                N/A                 N/A
El Paso Energy Corp.                        1.4%                0.3%

Average Annual Total Returns*
---------------------------------------------------------------------------
                            Mid Cap         Russell Mid       MorningStar
                           Blend Fund        Cap Index        Peer Group+
                           ----------       -----------       -----------
1 Year                       18.58%            8.25%             6.70%
Since Inception (8/31/99)    23.31            16.41               N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             16.6%        Energy                  8.3%
Health Care            12.5%        Capital Equipment       5.6%
Financial              11.0%        Retail                  4.1%
Utility                 9.6%        Basic Material          3.9%
Consumer Cyclical       8.3%        Consumer Staple         2.3%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Mid Cap Blend investment category.

                                                        Inception: May 1, 1996

 Mid Cap Growth Fund
 Janus                                                              James Goff


 The Mid Cap Growth Fund lost 29.24% during the fourth quarter, a period that saw our benchmark, the Russell Mid Cap Growth Index, lose 23.25% of its value. For the year ended December 31, 2000, the Fund lost 35.86%, while the Index lost 11.75%.
 Both the Fund and its benchmark were pressured by evidence suggesting the U.S. economy was slowing faster than many analysts expected--a development that forced stocks lower nearly across the board. Fast-growing companies suffered the most, as illustrated by the Nasdaq Composite Index's more than 32% plunge as disappointing earnings news from a number of high-profile technology companies magnified the impacts of a slowing economy. Although small- and mid-sized stocks fared somewhat better than the market at large, many of the midcap market's most significant successes during the quarter fell toward the value side of the spectrum.
 Individual disappointments included biotechnology Millennium Pharmaceuticals and Human Genome Sciences, both of which fell sharply as investors shied away from the sector. While we were discouraged by the declines recorded by both companies, Millennium's performance was particularly difficult to understand given the progress of its anti-Leukemia drug Campath with FDA regulators. Other setbacks included Web hosting company Exodus Communications and Internet security and domain name registrar VeriSign.
 Meanwhile, notable successes included Hanover Compressor, a company that provides compression services critical to the production of natural gas from existing wells. The company reported a 48% increase in net income and a massive 60% increase in cash flow during the quarter, a strong performance that provided lift for the shares.
 Looking ahead, stocks could remain volatile as investors factor economic weakness and uncertainty surrounding the corporate earnings outlook into share prices. However, there is growing evidence that several key areas of the market may finally be oversold, and we have actively tried to position the Fund to benefit by using focused research to identify outstanding growth.


                                    [GRAPH]

                             Russell Mid Cap                  Mid Cap
                              Growth Index                  Growth Fund

         5/1/96                  $10,000                      $10,000
        5/31/96                   10,204                       10,252
        6/28/96                    9,896                       10,020
        7/31/96                    9,128                        9,186
        8/30/96                    9,622                        9,881
        9/30/96                   10,233                       10,473
       10/31/96                   10,113                       10,325
       11/29/96                   10,709                       10,408
       12/31/96                   10,529                       10,269
        1/31/97                   10,994                        9,994
        2/28/97                   10,752                        9,827
        3/31/97                   10,145                        9,079
        4/30/97                   10,393                        9,186
        5/30/97                   11,325                       10,176
        6/30/97                   11,638                       10,693
        7/31/97                   12,752                       10,907
        8/29/97                   12,627                       10,950
        9/30/97                   13,266                       11,734
       10/31/97                   12,601                       11,385
       11/28/97                   12,734                       11,547
       12/31/97                   12,900                       11,980
        1/30/98                   12,668                       11,743
        2/27/98                   13,859                       12,728
        3/31/98                   14,440                       13,429
        4/30/98                   14,636                       13,656
        5/29/98                   14,035                       13,098
        6/30/98                   14,432                       14,211
        7/31/98                   13,814                       14,045
        8/31/98                   11,177                       11,448
        9/30/98                   12,022                       12,370
       10/30/98                   12,907                       13,332
       11/30/98                   13,777                       14,295
       12/31/98                   15,204                       16,660
        1/29/99                   15,660                       17,539
        2/26/99                   14,894                       16,892
        3/31/99                   15,724                       19,064
        4/30/99                   16,441                       20,313
        5/28/99                   16,229                       20,063
        6/30/99                   17,362                       21,164
        7/30/99                   16,810                       20,863
        8/31/99                   16,635                       21,977
        9/30/99                   16,493                       22,828
       10/29/99                   17,768                       26,427
       11/30/99                   19,609                       29,295
       12/31/99                   23,003                       36,370
        1/31/00                   22,999                       37,510
        2/29/00                   27,833                       44,729
        3/31/00                   27,861                       37,361
        4/28/00                   25,156                       32,525
        5/31/00                   23,322                       30,325
        6/30/00                   25,796                       34,862
        7/31/00                   24,163                       32,535
        8/31/00                   27,807                       36,543
        9/30/00                   26,447                       32,968
       10/31/00                   24,638                       30,025
       11/30/00                   19,284                       21,906
       12/31/00                   20,301                       23,328


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
EOG Resources, Inc.                         4.8%               N/A
American Tower Corp.                        4.5%               0.8%
Cree, Inc.                                  4.2%               N/A
Paychex, Inc.                               4.1%               4.5%
Crown Castle International Corp.            3.9%               3.5%
Avanex, Corp.                               3.8%               N/A
Apollo Group, Inc.                          3.5%               2.2%
Human Genome Sciences, Inc.                 3.2%               N/A
Integrated Device Technology, Inc.          N/A                N/A
Millenium Pharmaceuticals, Inc.             3.0%               N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                               Mid Cap      Russell Mid Cap     MorningStar
                             Growth Fund      Growth Index      Peer Group+
                           ---------------  ---------------     -----------
1 Year                         -35.86%         -11.75%             -7.87%
3 Years                         24.88           16.32              20.03
Since Inception (5/1/96)        19.90           16.38                N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             42.4%        Financial              6.3%
Health Care            21.9%        Consumer Cyclical      5.1%
Capital Equipment      10.2%        Utility                0.7%
Energy                  8.0%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Mid Cap Growth investment category.

                                                    Inception: August 31, 1999

 Small/Mid Cap Value Fund
 The Boston Company Asset Management, LLC                     Peter I. Higgins


 Value stocks have continued their dominance over growth stocks on a year-to-date basis. The Fund was up 4.67% for the quarter while the Russell 2500 Value Index was up 8.62%. For the year ended December 31, 2000 the Fund ended up 34.19% while the Russell 2500 Value ended up 20.79%
 Our holdings in the energy, health care, consumer services and capital goods sectors were up nicely and outperformed their respective sectors in the index. Our energy holdings, with emphasis on natural gas exploration and production and energy service companies, were again a successful strategy. These holdings remain attractively priced even with the dramatic rise in oil prices in recent quarters. Our best performing energy companies included Devon Energy Corp., Noble Affiliates, and Weatherford International. Our top performers in the health care sector included Bausch & Lomb, Healthsouth and Bergen Brunswig. The Fund has benefited from our overweight in the consumer services sector. Our emphasis in this sector is in retailing and related areas where continued strength in consumer spending has been the major earnings driver. Albertson's, TJX, and Valassis Communications all had strong positive impacts on this sector.
 Sectors that lagged the index this quarter included utilities and financial services and technology. Underweights in utilities and financial services had negative contributions relative to the index. The Fund has a zero weighting in utilities because we feel that stocks within that sector are trading at fair valuations. We continue to emphasize the technology sector as our holdings represent good value and growth prospects appear favorable.
 The current investment strategy has yielded strong gains and will remain unchanged. We will maintain our focus on undervalued securities with improving business momentum and we believe that the Fund is well positioned to outperform the benchmark over the long term

                              [GRAPH]

                                     Russell
                    Small/Mid Cap   2500 Value
                     Value Fund       Index

        8/31/99       $10,000        $10,000
        9/30/99         9,560          9,685
       10/31/99         9,443          9,695
       11/30/99         9,942          9,748
       12/31/99        10,508         10,080
        1/31/00         9,756          9,661
        2/29/00         9,775          9,828
        3/31/00        11,918         10,552
        4/30/00        12,266         10,547
        5/31/00        12,275         10,528
        6/30/00        12,414         10,488
        7/31/00        12,368         10,716
        8/31/00        13,857         11,277
        9/30/00        13,472         11,210
       10/31/00        13,915         11,203
       11/30/00        12,936         11,061
       12/31/00        14,101         12,176

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                  % of        six months ago
                               investments   % of investments
Cendant Corp.                      2.3%             N/A
Emmis Communications Corp.         2.3%             N/A
Circuit City Stores, inc.          2.1%             N/A
Devon Energy Corp.                 2.0%             N/A
Agrium, Inc.                       2.0%             N/A
Entercom Communications Corp.      1.9%             N/A
Stillwell Financial, Inc.          1.9%             N/A
Varco International, Inc.          1.8%             N/A
R&B Falcon Corp.                   N/A              N/A
Weatherford International, Inc.    1.8%             0.5%

Average Annual Total Returns*
---------------------------------------------------------------------------
                             Small/Mid Cap    Russell 2500     MorningStar
                              Value Fund       Value Index     Peer Group+
                             -------------    ------------     -----------
1 Year                           34.19%           20.79%          18.29%
Since Inception (8/31/99)        29.38            15.91            N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                        % of                             % of
                     investments                      investments
Consumer Cyclical       18.6%       Capital Equipment    7.6%
Technology              16.6%       Financial            4.8%
Energy                  14.7%       Consumer Staple      3.5%
Retail                  14.6%       Transportation       2.6%
Basic Material          13.9%       Health Care          2.5%

* Total returns for the period ended December 31, 2000. returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. *Results may have been achieved during market conditions or pursuing performance oppotunities, including investment in initial public offerings, that may not continue to occur in the future.* Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of the Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a 50% weighting of the Mid Cap Value category and a 50% weighting of the Small Cap Value category.

                                                        Inception: May 1, 1998

 Small/Mid Cap CORE Fund
 Goldman Sachs Asset Management                             Jones/Brown/Pinter

 During the one-year reporting period the Fund generated a total cumulative return of 4.63%, versus the 4.27% total cumulative return of the Fund's benchmark, the Russell 2500 Index. The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.
 Overall, within the Index, the CORE themes performed well this year. Momentum and Research had their highest positive returns of the year in the first quarter, while Value's best quarter this year was the fourth quarter. However, on a month-by-month basis, the themes varied significantly. For example, Stability had its worst month ever among small/mid-cap stocks in April, but came back to have one of its best ever in June. Value had its worst month ever in February, followed by its best ever in March. For the period on average, the returns to Momentum, Research, and Value were positive among Index names, though Stability produced negative results. In the Fund, return to risk factor exposures, especially positive exposures to earnings yield, value and earnings variation, has been very positive. Stock selection was strongest within the technology sector, followed by the Consumer Non-Cyclicals sector. The Industrial and Basic Materials sectors lagged the benchmark in stock selection for the year.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.


                                    [GRAPH]

                                     Small/Mid Cap        Russell
                                       CORE Fund         2500 Index

        4/30/98                        $10,000            $10,000
        5/31/98                          9,577              9,536
        6/30/98                          9,721              9,547
        7/31/98                          9,040              8,892
        8/31/98                          7,377              7,215
        9/30/98                          7,776              7,727
       10/31/98                          7,960              8,149
       11/30/98                          8,422              8,553
       12/31/98                          9,019              9,071
        1/31/99                          8,940              9,056
        2/28/99                          8,305              8,461
        3/31/99                          8,438              8,642
        4/30/99                          9,172              9,415
        5/31/99                          9,251              9,561
        6/30/99                          9,810             10,058
        7/31/99                          9,648              9,861
        8/31/99                          9,347              9,553
        9/30/99                          9,224              9,410
       10/31/99                          9,430              9,616
       11/30/99                          9,887             10,160
       12/31/99                         10,871             11,262
        1/31/00                         10,456             11,003
        2/29/00                         11,807             12,592
        3/31/00                         11,700             12,399
        4/30/00                         11,257             11,732
        5/31/00                         10,720             11,169
        6/30/00                         11,414             11,903
        7/31/00                         11,267             11,599
        8/31/00                         12,208             12,598
        9/30/00                         11,766             12,189
       10/31/00                         11,467             11,855
       11/30/00                         10,396             10,811
       12/31/00                         11,375             11,742


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Brown-Forman Corp.                          0.7%               N/A
Spleker Properties, Inc.                    0.7%               N/A
Peoples Energy Corp.                        0.7%               0.1%
PPL Corp.                                   0.6%               N/A
R.J. Reynolds Tobacco Holdings, Inc.        0.6%               N/A
GreenPoint Financial Corp.                  0.6%               0.1%
Thermo Electron Corp.                       0.6%               0.0%
Allegheny Energy, Inc.                      0.6%               N/A
The MONEY Group, Inc.                       N/A                0.1%
Pinnacle West Capital Corp.                 0.6%               0.1%

Average Annual Total Returns*
---------------------------------------------------------------------------
                       Small/Mid Cap     Russell 2500       MorningStar
                         CORE Fund          Index           Peer Group+
                       -------------     ------------       -----------
1 Year                      4.63%           4.27%              4.54%
Since Inception (5/1/98)    4.94            6.21                N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Financial              22.3%        Utility                6.3%
Technology             18.5%        Energy                 5.8%
Health Care            11.5%        Basic Material         5.3%
Capital Equipment      10.8%        Retail                 4.1%
Consumer Cyclical       9.5%        Consumer Staple        3.8%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe. The peer group represents a 50% weighting of the Mid Cap Blend category and a 50% weighting of the Small Cap Blend style for periods since May 1999.

                                                        Inception: May 1, 1994

 Small/Mid Cap Growth Fund
 Wellington Management Company, LLP                          Frank V. Wisneski

 During the quarter, the Fund decreased by -4.32% compared to a -19.36% return of the Russell 2500 Growth Index. For the one-year period ended December 31, 2000, the Fund gained 9.25% considerably ahead of the -16.11% return of the Russell 2500 Growth Index.
 The Fund's outperformance was achieved primarily through stock selection. Strong positive performances in the Health Care and Energy sectors also led to better than index returns. Even though the Technology sector performed poorly during the quarter, the Fund was still able to benefit from its focus on service companies within this sector. Companies with strong balance sheets paid off as our technology names performed better than the index.
 Some of the recent stock successes include ACNielsen Corp, which was the top performing stock in the information and entertainment sector, IMS Health Inc., which is a leader in global marketing research and analysis for the healthcare industry, and Hanover Compressor, which was the strongest contributor to performance in the energy sector. In terms of additions to the Fund, we sought to add names where we had strong conviction that the downside risk was minimal. An example of this strategy would be CDW Computer Centers, a distributor of laptops, PCs, and computer-related equipment.
 The first quarter of 2001 will be challenging. The economy is cooling. Layoffs have increased. Energy prices remain relatively high, and many companies have cautioned about a much more lean 2001. On the positive side, a stronger Euro, lower interest rates, a more favorable labor market are all positives for equity investors. Nonetheless, we have positioned the Fund somewhat defensively in this environment, but maintain our focus on growth. We also believe that our investment approach, with its focus on stable predictable growth companies, solid balance sheets, and sound business models should continue to serve us well.


                                           [GRAPH]

                                  Small/Mid Cap           Small/Mid Cap
                                   Growth Fund         Growth Benchmark(1)
        04/01/94                     $10,000                  $10,000
         5/31/94                      10,020                   10,015
         6/30/94                      10,043                    9,584
         7/29/94                      10,066                    9,850
         8/31/94                      10,359                   10,437
         9/30/94                      10,094                   10,265
        10/31/94                      10,263                   10,442
        11/30/94                       9,992                    9,982
        12/30/94                      10,056                   10,122
         1/31/95                       9,934                   10,243
         2/28/95                      10,283                   10,788
         3/31/95                      10,798                   11,216
         4/28/95                      11,069                   11,310
         5/31/95                      11,087                   11,589
         6/30/95                      11,652                   12,116
         7/31/95                      12,564                   12,878
         8/31/95                      12,807                   13,020
         9/29/95                      12,764                   13,310
        10/31/95                      12,361                   12,973
        11/30/95                      13,160                   13,553
        12/29/95                      13,672                   13,560
         1/31/96                      14,151                   13,800
         2/29/96                      14,612                   14,322
         3/29/96                      14,939                   14,435
         4/30/96                      16,011                   15,132
         5/31/96                      16,455                   15,441
         6/28/96                      16,237                   14,974
         7/31/96                      14,615                   13,812
         8/30/96                      15,484                   14,560
         9/30/96                      16,411                   15,484
        10/31/96                      16,926                   15,303
        11/29/96                      17,438                   16,204
        12/31/96                      17,820                   15,932
         1/31/97                      17,845                   16,636
         2/28/97                      16,824                   16,270
         3/31/97                      15,825                   15,351
         4/30/97                      15,365                   15,727
         5/30/97                      16,487                   17,136
         6/30/97                      16,713                   17,611
         7/31/97                      18,028                   19,296
         8/29/97                      17,686                   19,107
         9/30/97                      19,025                   20,074
        10/31/97                      18,622                   19,068
        11/28/97                      18,188                   19,268
        12/31/97                      18,432                   19,521
          1/1/98                      18,106                   19,169
         2/27/98                      19,666                   20,971
         3/31/98                      20,641                   21,850
         4/30/98                      20,584                   22,147
         5/29/98                      19,648                   21,237
         6/30/98                      20,389                   21,838
         7/31/98                      19,268                   20,903
         8/31/98                      15,227                   16,913
         9/30/98                      16,009                   18,192
        10/30/98                      16,874                   19,530
        11/30/98                      17,602                   20,847
        12/31/98                      19,466                   23,007
         1/29/99                      19,610                   23,697
         2/26/99                      18,154                   22,538
         3/31/99                      19,356                   23,793
         4/30/99                      20,435                   24,878
         5/28/99                      20,604                   25,135
         6/30/99                      21,478                   26,912
         7/31/99                      20,970                   26,363
         8/31/99                      19,348                   25,793
         9/30/99                      18,728                   25,979
        10/31/99                      18,829                   27,244
        11/30/99                      19,019                   30,461
        12/31/99                      20,468                   36,207
         1/31/00                      19,750                   36,004
         2/29/00                      20,275                   45,239
         3/31/00                      21,919                   41,687
         4/30/00                      21,322                   37,627
         5/31/00                      20,907                   34,278
         6/30/00                      22,219                   38,810
         7/31/00                      22,048                   35,628
         8/31/00                      23,961                   40,270
         9/30/00                      23,370                   37,664
        10/31/00                      23,161                   35,337
        11/30/00                      21,058                   28,601
        12/31/00                      22,361                   30,375


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Herman Miller, Inc.                         2.5%               2.1%
Acxiom Corp.                                2.5%               2.3%
Family Dollar Stores, Inc.                  2.4%               1.6%
IMS Health, Inc.                            2.4%               N/A
Reinsurance Group of America                2.4%               2.5%
Rational Software Corp.                     2.4%               N/A
Catalina Marketing Corp.                    2.3%               3.8%
Helmerich & Payne, Inc.                     2.2%               N/A
Symbol Technologies, Inc.                   N/A                2.2%
G & K Services, Inc.                        2.2%               2.4%

Average Annual Total Returns*
---------------------------------------------------------------------------
                         Small/Mid          Small/Mid Cap      MorningStar
                      Cap Growth Fund    Growth Benchmark(1)   Peer Group+
                      ---------------    -------------------   -----------
1 Year                      9.25%             -16.11%             -8.45%
3 Years                     6.65               15.88              20.87
5 Years                    10.34               17.50              18.36
Since Inception (5/1/94)   12.85               18.13               N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology             34.8%        Energy                 7.4%
Capital Equipment      13.7%        Retail                 6.5%
Health Care             9.6%        Utility                4.7%
Consumer Cyclical       9.4%        Consumer Staple        3.0%
Energy                  8.7%        Transportation         1.3%

(1) The Small/Mid Cap Growth Fund benchmark is the Russell Mid Cap Growth Index from May 1994 to April 1999 and the Russell 2500 Growth Index May 1999-present.
  * Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate that shares, when redeemed, may be worth more or less than their original cost. Sector investing entail special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

  + Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Mid Cap Growth and a Small-Cap Growth investment style. The peer group represents a 50% weighting of the Mid Cap Growth category and a 50% weighting of the Small Cap Growth category. Prior to May 1999, the peer group represents the Mid Cap Growth investment category.

                                                       Inception: May 1, 1996

 Small Cap Equity Fund (formerly the Small Cap Value Fund)
 Capital Guardian Trust Company                               Management Team

Effective November 1, the Fund's sub-adviser changed to Capital Guardian Trust Company.

 The positioning of the Fund did not change since November and remains overweight technology, media, and biotechnology companies, all of which hurt relative performance significantly as these sectors fell the most in the recent period.
 One positive contributor to relative performance was the Fund's holdings in the financial services sector, especially insurance companies, banks, and investment management companies, which enjoyed the benefit of market rotation into more stable sectors. These interest-rate-sensitive stocks also were helped by the growing belief that the Federal Reserve would move to lower rates in early 2001.
 From a top-down perspective, small-cap stocks still represent good value relative to large caps, and continue to trade at a large discount to them. We feel the recent volatility in the small-cap universe is short-term oriented and not related to the quality of individual companies within the universe. Looking forward three to five years, the technology, media, and biotechnology companies in the Fund are positioned to deliver superior results despite near-term volatility, and we are enthusiastic about the potential for earnings growth of our individual holdings. With financial services stocks having performed well recently we would expect to reduce our holdings in some of these names.


                                    [GRAPH]

                     Small Cap Equity              Small Cap Equity
                       Benchmark(1)                      Fund

        4/30/96           $10,000                      $10,000
        5/31/96            10,324                       10,232
        6/30/96            10,051                       10,126
        7/31/96             9,346                        9,630
        8/31/96             9,820                       10,161
        9/30/96            10,146                       10,450
       10/31/96            10,126                       10,340
       11/30/96            10,607                       10,678
       12/31/96            10,918                       11,033
        1/31/97            11,111                       11,115
        2/28/97            11,029                       10,927
        3/31/97            10,621                       10,594
        4/30/97            10,714                       10,831
        5/31/97            11,736                       11,818
        6/30/97            12,284                       12,513
        7/31/97            12,828                       13,256
        8/31/97            13,077                       13,389
        9/30/97            13,989                       14,242
       10/31/97            13,491                       13,761
       11/30/97            13,521                       13,863
       12/31/97            13,869                       13,855
        1/31/98            13,634                       13,514
        2/28/98            14,550                       14,524
        3/31/98            15,146                       15,130
        4/30/98            15,224                       15,214
        5/31/98            14,545                       14,450
        6/30/98            14,519                       14,450
        7/31/98            13,363                       13,262
        8/31/98            11,019                       10,895
        9/30/98            11,762                       11,407
       10/31/98            12,176                       11,727
       11/30/98            12,660                       12,313
       12/31/98            13,250                       13,029
        1/31/99            13,187                       12,708
        2/28/99            12,204                       11,869
        3/31/99            12,249                       11,819
        4/30/99            13,356                       12,612
        5/31/99            13,659                       12,790
        6/30/99            14,215                       13,622
        7/31/99            13,851                       13,436
        8/31/99            13,341                       12,841
        9/30/99            13,075                       12,613
       10/31/99            12,813                       12,358
       11/30/99            12,880                       12,260
       12/31/99            13,275                       12,583
        1/31/00            12,927                       11,848
        2/29/00            13,717                       12,338
        3/31/00            13,782                       12,567
        4/30/00            13,863                       12,780
        5/31/00            13,651                       12,663
        6/30/00            14,049                       12,733
        7/31/00            14,517                       12,996
        8/31/00            15,166                       13,754
        9/30/00            15,080                       13,766
       10/31/00            15,026                       13,760
       11/30/00            13,484                       10,726
       12/31/00            14,642                       11,464


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
EMCORE Corporation                          1.8%                N/A
Anaren Micro Circuits, Inc.                 1.7%                N/A
Everest Re Group, Ltd.                      1.6%                N/A
Polaris Industries Inc.                     1.4%                N/A
Fidelity National Financial, Inc.           1.2%                0.2%
Werner Enterprises, Inc.                    1.2%                0.3%
About.com, Inc.                             1.2%                N/A
LTX Corp.                                   1.2%                N/A
Trimeris, Inc.                              N/A                 N/A
First American Financial Corp.              1.2%                N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                         Small Cap      Small Cap Equity       MorningStar
                        Equity Fund       Benchmark(1)         Peer Group+
                        -----------     ----------------       ------------
1 Year                    -8.89%             10.32%               10.08%
3 Years                   -6.12               1.83                 2.42
Since Inception (5/1/96)   2.97               8.51                  N/A

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Technology            30.5%         Retail                 3.6%
Consumer Cyclical     16.2%         Utility                3.2%
Health Care           11.3%         Transportation         3.1%
Financial             10.2%         Consumer Staple        2.2%
Capital Equipment      8.4%         Basic Material         1.7%

(1) The Small Cap Equity Benchmark is 50% Russell 2000 and 50% Russell 2000 Value Index, May 1996 thru August 1999 and the Russell 2000 Value, September 1999 thru October 2000 and thru the Russell 2000 Index October 2000 to present.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the MorningStar variable universe having a Small Cap Blend investment category. Prior to November 2000, the peer group represents the Small Cap Value investment category.

                                                        Inception: May 1, 1996

 Small Cap Growth Fund
 John Hancock Advisers, Inc.                                     Bernice Behar

 The fourth quarter brought yet another challenging environment for equity investors. A steady stream of pessimistic news fueled the volatility. Many companies, across a broad spectrum of industries, reported lower than expected earnings or reduced future growth rates. This led investors to more value-oriented sectors such as utilities, energy, financial services and certain health care groups. The trend caused a wide divergence between growth and value--a trend most pronounced in the small caps. The Fund was hurt by this market environment and underperformed the benchmark declining (21.43)% versus (20.2%) for the Russell 2000 Growth Index.
 Our healthcare holdings produced mixed results. After many months of impressive performance, biotechnology stocks stalled in October. Our sizeable allocation hurt performance as they underperformed through quarter end. Fortunately, we purchased many biotechnology names in early 2000 at prices well below current levels. Recently, their Fundamental outlook has weakened. As a result, we expect to lock-in current profits. We also owned several strong performing health care services companies. These stocks benefited from increased government reimbursement due to the Balanced Budget Refinement Act. The more reasonable reimbursement levels improved profit margins and revenue growth. In addition, patient volumes have increased as HMOs eased restrictions on admissions. We remain positive on the longer-term position for these stocks and expect maintain a focus to this group.
 Technology stocks were among the weakest performers in the benchmark declining over 36%. Lofty valuations coupled with a barrage of bad news caused the dramatic sell-off. We were underweight which helped relative performance versus our benchmark. Despite our reduced exposure, the sector's dismal results adversely impacted absolute performance. We expect negative news to continue through early 2001 extending the period of volatility. Accordingly, we will continue to underweight this sector.


                                    [GRAPH]

                         Russell 2000                   Small Cap
                         Growth Index                  Growth Fund

         5/1/96            $10,000                       $10,000
        5/31/96             10,513                        10,599
        6/28/96              9,830                        10,294
        7/31/96              8,629                         9,480
        8/30/96              9,268                        10,298
        9/30/96              9,745                        11,151
       10/31/96              9,325                        10,170
       11/29/96              9,585                         9,976
       12/31/96              9,771                         9,950
        1/31/97             10,016                        10,302
        2/28/97              9,411                         9,638
        3/31/97              8,746                         8,962
        4/30/97              8,645                         8,763
        5/30/97              9,944                         9,781
        6/30/97             10,281                        10,514
        7/31/97             10,808                        11,205
        8/29/97             11,132                        11,571
        9/30/97             12,020                        12,817
       10/31/97             11,298                        11,834
       11/28/97             11,029                        11,387
       12/31/97             11,036                        11,370
         1/1/98             10,889                        11,170
        2/27/98             11,850                        12,062
        3/31/98             12,348                        12,788
        4/30/98             12,423                        12,730
        5/29/98             11,521                        11,856
        6/30/98             11,639                        12,366
        7/31/98             10,667                        11,537
        8/31/98              8,205                         8,966
        9/30/98              9,037                         9,701
       10/30/98              9,509                        10,230
       11/30/98             10,247                        11,424
       12/31/98             11,174                        13,017
        1/29/99             11,677                        13,456
        2/26/99             10,609                        12,384
        3/31/99             10,986                        13,341
        4/30/99             11,956                        13,873
        5/28/99             11,975                        13,626
        6/30/99             12,606                        14,903
        7/31/99             12,217                        15,022
        8/31/99             11,760                        14,920
        9/30/99             11,987                        15,236
       10/31/99             12,294                        16,337
       11/30/99             13,593                        18,479
       12/31/99             15,988                        22,179
        1/31/00             15,840                        21,633
        2/29/00             19,526                        27,928
        3/31/00             17,474                        25,551
        4/30/00             15,709                        21,939
        5/31/00             14,333                        19,338
        6/30/00             16,184                        23,398
        7/31/00             14,797                        21,153
        8/31/00             16,354                        23,673
        9/30/00             15,541                        22,478
       10/31/00             14,279                        20,010
       11/30/00             11,686                        16,004
       12/31/00             12,401                        17,425

Top Ten Holdings (as of December 31, 2000)
-----------------------------------------------------------------------------

                                               % of           six months ago
                                           investments       % of investments

Bindley Western Industries, Inc.               1.4%                N/A
Corporate Executive Board Co.                  1.3%               0.6%
LifePoint Hospitals, Inc.                      1.3%                N/A
Province Healthcare Co.                        1.3%                N/A
AmeriSource Health Corp.                       1.3%                N/A
NewField Exploration Co.                       1.2%               0.5%
Fidelity National Financial, Inc.              1.2%                N/A
Universal Compression Holdings                 1.2%                N/A
Affiliated Managers Group, Inc.                N/A                0.4%
NPS Pharmaceuticals, Inc.                      1.2%                N/A


Average Annual Total Returns*
-----------------------------------------------------------------------------

                              Small Cap       Russell 2000      MorningStar
                             Growth Fund      Growth Index      Peer Group+
                             -----------      ------------      -----------

1 Year                         -21.43%          -22.43%           -9.18%
3 Years                         15.30             3.96            15.10
Since Inception (5/1/96)        12.63             4.72             N/A


Top Ten Sectors (as of December 31, 2000)
-----------------------------------------------------------------------------

                               % of                                   % of
                           investments                            investments

Technology                    26.5%         Energy                    7.3%
Health Care                   23.0%         Capital Equipment         5.2%
Financial                     11.7%         Transportation            1.8%
Retail                         7.7%         Utility                   0.9%
Consumer Cyclical              7.6%         Basic Material            0.8%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small Growth investment category.

                                                        Inception: May 2, 1988

 International Equity Index Fund
 Independence International Associates, Inc.             B. Greenleaf/D. Nolan

 During the fourth quarter of 2000, The International Equity Index Fund returned -3.80%, outperforming its custom blended benchmark return of -5.32%. In gross total return terms, the Fund has tracked the Custom Benchmark within 18 basis points for the quarter. For the year 2000, the Fund tracked its benchmark within 54 basis points in net terms and within 32 basis points in gross terms. This resulting tracking error is well within our expectations.
 The source of outperformance during this last quarter of 2000 was attributable to exchange rate differences between the fund administrator and the MSCI Index in order to value securities in the Fund. The difference set of exchange rates accounted for 14 basis points of performance. The most noticeable rate differences came from the Japanese yen, the British pound and the Euro. If the same set of rates were used, the Fund would have performed the Custom Benchmark within 2 basis points.
 It was generally a weak fourth quarter for both the developed and the emerging markets. Among the developed markets as measured by the MSCI EAFE GDP Index, information technology and telecommunications related shares were the bottom performers while consumer staples and materials related shares were the top performers. Country performance ranged from +15% in Switzerland to -15% in Japan. The emerging markets experienced the same results as the developed countries. Information technology shares plunged while consumer staples climbed. Twenty-three of the twenty-six MSCI emerging market country indices declined during the quarter. Individual market performance ranged from +18% in Poland to -32% in Russia.
 Our performance objective is to approximately track the Custom Index of 90% EAFE GDP Index and 10% MSCI Emerging Markets Index. We manage the Fund using a risk model that allows us to identify and capture the risk characteristics of the custom index. In this way we can avoid the expense associated with full replication.


                                    [GRAPH]

          International  International            International  International
              Equity      Equity Index                Equity      Equity Index
            Index Fund    Benchmark(1)              Index Fund    Benchmark(1)

12/31/90     $10,000        $10,000     1/31/96      $16,511        $15,958
 1/31/91      10,153         10,326     2/29/96       16,698         16,015
 2/28/91      10,749         11,436     3/29/96       16,857         16,360
 3/28/91      10,888         10,752     4/30/96       17,482         16,839
 4/30/91      10,934         10,861     5/31/96       17,304         16,533
 5/31/91      11,188         10,977     6/28/96       17,343         16,630
 6/28/91      10,602         10,173     7/31/96       16,607         16,148
 7/31/91      11,128         10,676     8/30/96       16,737         16,187
 8/30/91      11,239         10,461     9/30/96       17,050         16,620
 9/30/91      11,327         11,054    10/31/96       16,945         16,454
10/31/91      11,522         11,213    11/29/96       17,703         17,112
11/27/91      11,261         10,692    12/31/96       17,748         16,897
12/31/91      12,337         11,247     1/31/97       17,441         16,309
 1/31/92      12,307         11,010     2/28/97       17,507         16,579
 2/28/92      12,284         10,619     3/31/97       17,181         16,644
 3/31/92      11,722          9,922     4/30/97       17,303         16,736
 4/30/92      11,689          9,971     5/30/97       18,761         17,828
 5/29/92      12,020         10,642     6/30/97       19,732         18,816
 6/30/92      11,792         10,141     7/31/97       20,353         19,125
 7/31/92      11,724          9,884     8/29/97       18,135         17,700
 8/31/92      11,595         10,508     9/30/97       19,446         18,695
 9/30/92      11,554         10,304    10/31/97       16,811         17,263
10/30/92      11,492          9,766    11/28/97       16,806         17,090
11/30/92      11,973          9,861    12/31/97       16,856         17,244
12/31/92      12,134          9,915     1/31/98       16,868         18,037
 1/29/93      12,208          9,917     2/27/98       18,163         19,199
 2/26/93      12,146         10,220     3/31/98       18,900         19,794
 3/31/93      12,549         11,114     4/30/98       19,405         19,954
 4/30/93      12,627         12,172     5/29/98       19,520         20,241
 5/28/93      13,268         12,433     6/30/98       19,757         20,436
 6/30/93      13,151         12,241     7/31/98       19,918         20,708
 7/30/93      13,383         12,672     8/31/98       17,384         17,985
 8/31/93      14,132         13,359     9/30/98       16,844         17,488
 9/30/93      14,317         13,061    10/30/98       18,667         19,440
10/29/93      15,240         13,466    11/30/98       19,571         20,453
11/30/93      14,670         12,292    12/31/98       20,365         21,281
12/31/93      16,053         13,181     1/29/99       20,410         21,309
 1/31/94      16,164         14,299     2/26/99       19,719         20,644
 2/28/94      15,975         14,262     3/31/99       20,753         21,736
 3/31/94      15,142         13,650     4/30/99       21,547         22,614
 4/29/94      15,427         14,233     5/28/99       20,504         21,434
 5/31/94      15,608         14,155     6/30/99       21,561         22,516
 6/30/94      15,205         14,359     7/30/99       22,067         23,077
 7/29/94      15,555         14,499     8/31/99       22,268         23,238
 8/31/94      16,275         14,846     9/30/99       22,425         23,524
 9/30/94      15,937         14,381    10/29/99       23,177         24,307
10/31/94      16,256         14,863    11/30/99       24,199         25,314
11/30/94      15,192         14,153    12/31/99       26,652         27,853
12/30/94      15,048         14,245     1/31/00       25,088         26,488
 1/31/95      14,208         13,700     2/29/00       25,943         27,407
 2/28/95      14,450         13,665     3/31/00       26,643         28,158
 3/31/95      14,975         14,522     4/28/00       24,930         26,342
 4/28/95      15,426         15,072     5/31/00       24,449         25,710
 5/31/95      15,741         14,896     6/30/00       25,308         26,812
 6/30/95      15,590         14,638     7/31/00       24,105         25,466
 7/31/95      16,456         15,553     8/31/00       24,338         25,736
 8/31/95      15,988         14,963     9/29/00       23,159         24,439
 9/29/95      16,215         15,260    10/31/00       22,395         23,638
10/31/95      15,933         14,854    11/30/00       21,420         22,583
11/30/95      16,007         15,271    12/31/00       22,009         23,139
12/31/95      16,255         15,890



Top Ten Holdings (as of December 31, 2000)
-----------------------------------------------------------------------------

                                               % of           six months ago
                                           investments       % of investments

Toyota Motor Corp.                             1.8%                2.7%
Deutsche Telekom AG                            1.7%                4.0%
Nippon Telegraph & Telephone Corp.             1.5%                3.3%
Allianz AG                                     1.5%                1.5%
Siemens AG                                     1.2%                1.3%
Vodafone AirTouch plc                          1.2%                N/A
Telecom Italia Mobile SpA                      1.1%                1.9%
Muenchener Rueckversicherungs-                 1.0%                0.7%
Gesellschaft AG
Total Fina SA                                  1.0%                N/A
BP Amoco plc                                   1.0%                1.3%
Average Annual Total Returns*
-----------------------------------------------------------------------------

                          International    International Equity    MorningStar
                        Equity Index Fund   Index Benchmark(1)     Peer Group+
                        -----------------  --------------------    -----------
1 Year                         -17.42%          -16.93%             -15.21%
3 Years                          9.30            10.30                9.84
5 Years                          6.25             7.81                9.60
10 Years                         8.21             8.32               10.59

Top Ten Countries (as of December 31, 2000)
-----------------------------------------------------------------------------

                               % of                                 % of
                           investments                          investments

Germany                       13.5%          Netherlands            2.9%
United Kingdom                10.7%          Australia              2.8%
France                         9.6%          Sweden                 1.9%
Italy                          8.1%          Switzerland            1.7%
Spain                          3.9%          Hong Kong              1.5%


(1)The International Equity Index Benchmark represents the MSCI EAFE from May 1998 to April 1998 and then MSCI EAFE GDP weighted from May 1998 to June 1999 and now 90% MSCI EAFE GDP weighted/10% MSCI Emerging Markets Free from July 1999 to present.

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a 90% weighting of the Foreign Stock, Large Cap category and a 10% weighting of the Diversified Emerging Markets category. Prior to July 1999, the peer group represents the Foreign Stock, Large Cap category.

                                                        Inception: May 1, 1996

 International Opportunities Fund
 T. Rowe Price International, Inc.           Warren/Ford/Seddan/Bickford-Smith

 International stocks fell sharply during the second half of 2000, contributing to steep losses for the full year. In the first quarter, telecom, media, and technology stocks carried over their heady performance of 1999. But leadership began to change in the spring as a severe correction hit these sectors, while the more defensive consumer staple, pharmaceutical, and banking stocks found their footing. The recovery in defensive issues, however, failed to compensate for the steep decline in tech stocks.
 Broader concerns weighing on the equities markets included slower economic growth, high oil prices, and euro weakness. Economic growth eased in Europe, but the euro staged a recovery in the fourth quarter, cutting its losses to just 6% against the U.S. dollar for the year. In Japan the consumer sector remained weak and rising bankruptcies failed to alleviate concerns about unemployment. Economic growth in the rest of Asia was strong, although financial instability and political turmoil plagued Korea and Taiwan.
 Fund performance during the 12-month period ended December 31, 2000 underperformed both the MSCI EAFE Index and the Lipper Variable Annuity Average. The Fund's focus on telecom, media, and technology stocks and its lower exposure to recovering defensive shares hurt results compared with the benchmarks. The Fund's underweighted position in Japan aided results, but underweighting Switzerland (where the financial sector was strong) and overweighting Taiwan and Korea (where technology stocks were weak) crimped performance. Within the telecom, media, and technology sectors, however, your Fund's stocks outperformed those of the index.


                                    [GRAPH]

                      International        International
                      Opportunities        Opportunities
                       Benchmark(1)            Fund

        4/30/96         $10,000              $10,000
        5/31/96           9,818               10,024
        6/30/96           9,876               10,129
        7/31/96           9,590                9,820
        8/31/96           9,613                9,971
        9/30/96           9,870               10,191
       10/31/96           9,771               10,150
       11/30/96          10,162               10,609
       12/31/96          10,034               10,672
        1/31/97           9,685               10,544
        2/28/97           9,846               10,672
        3/31/97           9,884               10,659
        4/30/97           9,939               10,701
        5/31/97          10,588               11,332
        6/30/97          11,174               11,796
        7/31/97          11,357               12,113
        8/31/97          10,511               10,992
        9/30/97          11,102               11,719
       10/31/97          10,252               10,863
       11/30/97          10,149               10,859
       12/31/97          10,240               10,880
        1/31/98          10,711               11,254
        2/28/98          11,401               11,932
        3/31/98          11,755               12,346
        4/30/98          11,850               12,435
        5/31/98          11,795               12,391
        6/30/98          11,887               12,416
        7/31/98          12,011               12,560
        8/31/98          10,525               10,980
        9/30/98          10,205               10,715
       10/31/98          11,272               11,681
       11/30/98          11,852               12,199
       12/31/98          12,323               12,612
        1/31/99          12,309               12,484
        2/28/99          12,034               12,268
        3/31/99          12,615               12,769
        4/30/99          13,246               13,241
        5/31/99          12,623               12,623
        6/30/99          13,204               13,113
        7/31/99          13,514               13,359
        8/31/99          13,561               13,495
        9/30/99          13,653               13,582
       10/31/99          14,161               14,039
       11/30/99          14,728               15,022
       12/31/99          16,133               16,901
        1/31/00          15,257               15,834
        2/29/00          15,669               16,712
        3/31/00          16,258               16,885
        4/30/00          15,351               15,946
        5/31/00          14,958               15,446
        6/30/00          15,595               16,251
        7/31/00          14,979               15,693
        8/31/00          15,165               16,034
        9/30/00          14,323               15,020
       10/31/00          13,868               14,414
       11/30/00          13,245               13,656
       12/31/00          13,698               14,136



Top Ten Holdings (as of December 31, 2000)
-----------------------------------------------------------------------------

                                               % of           six months ago
                                           investments       % of investments

GlaxoSmithKline plc                            2.6%                N/A
Royal Bank of Scotland Group                   2.3%                N/A
Nokia Oyj                                      2.2%               1.9%
Vodafone AirTouch plc                          1.9%                N/A
Total Fina SA                                  1.8%                N/A
Shell Transport & Trading Co. plc              1.8%               1.2%
ING Groep NV                                   1.6%               1.0%
Reed International plc                         1.5%               0.7%
Vivendi Universal SA                           N/A                 N/A
Granada Compass plc                            1.5%                N/A


Average Annual Total Returns*
-----------------------------------------------------------------------------

                     Intl. Opportunities    Intl. Opportunities    MorningStar
                             Fund               Benchmark(1)       Peer Group+
                          -----------           ------------       -----------
1 Year                      -16.36%               -15.09%            -15.51%
3 Years                       9.12                 10.18              10.19
Since Inception (5/1/96)      7.70                  6.98                N/A


Top Ten Countries (as of December 31, 2000)
-----------------------------------------------------------------------------

                               % of                                    % of
                           investments                             investments

Japan                         17.0%          Switzerland               3.3%
France                        10.6%          Sweden                    3.1%
Netherlands                    5.5%          Spain                     2.7%
Italy                          4.4%          Hong Kong                 2.4%
Germany                        3.4%          Finland                   2.1%

(1)The International Opportunities Benchmark represents the MSCI EAFE from may 1996 to December 1998 and the MSCI All Country World Free Ex. US from January 1999 to present.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Foreign Stock, Large Cap investment category.

                                                   Inception: August 31, 1999

 International Equity Fund
 Goldman Sachs Asset Management                           Maeda/Noble/Orchard

 During the one-year reporting period the International Equity Fund generated a total cumulative return of -14.37% at net asset value versus the -13.96% total cumulative return of the Fund's benchmark, the MSCI EAFE Index. As these returns indicate, it has been an extremely challenging period in the financial markets. During the period we strategically moved to reduce the size of our sector positions (overweight or underweight) in response to high market volatility and intra-market rotation. We have focused instead on our key strength, bottom-up stock selection.
 Very few equity markets posted positive returns during the year. From a country standpoint the Fund's strongest absolute returns came from Sweden and Switzerland, while our stocks originating from Japan and The Netherlands generated weak performance. On a sector basis, our Consumer Staples and Utilities stocks enhanced returns, while our Telecom Services, Information Technology and Industrial stocks produced poor results. In terms of individual stocks, Epcos (0.0% of the total Fund at 12/31/00), Reuters Group (0.6%) and Unilever (1.6%) were examples of stocks that enhanced performance. Conversely, Advantest (0.2%), Rohm Co. (0.6%), TDK Corp. (0.0%) and United Pan-Europe Communications (0.3%) all produced disappointing results.





                                [GRAPH]

                     International        MSCI EAFE
                      Equity Fund           Index

        8/31/99        $10,000             $10,000
        9/30/99          9,936              10,103
       10/31/99         10,308              10,484
       11/30/99         11,104              10,851
       12/31/99         12,149              11,826
        1/31/00         11,524              11,077
        2/29/00         12,106              11,377
        3/31/00         12,440              11,820
        4/30/00         11,838              11,201
        5/31/00         11,567              10,930
        6/30/00         11,852              11,359
        7/31/00         11,411              10,886
        8/31/00         11,366              10,983
        9/30/00         10,814              10,450
       10/31/00         10,580              10,205
       11/30/00         10,129               9,825
       12/31/00         10,403              10,177

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Vodafone AirTouch plc                           2.5%            1.4%
GlaxoSmithKline plc                             2.1%            N/A
Nokia Oyj                                       2.0%            2.5%
Nestle SA                                       1.9%            0.6%
Royal Dutch Petroleum Co.                       1.7%            N/A
ING Groep NV                                    1.7%            0.8%
BP Amoco plc                                    1.6%            1.1%
Unilever plc                                    1.5%            0.4%
Telefonaktiebolaget LM Ericsson AB              N/A             N/A
Roche Holding AG                                1.4%            0.9%

Average Annual Total Returns*
---------------------------------------------------------------------------
                         International     MSCI EAFE       MorningStar
                          Equity Fund        Index         Peer Group+
                         -------------    ------------     -----------
1 Year                      -14.37%          -13.95%         -15.51%
Since inception (8/31/99)     3.01             1.32            N/A

Top Ten Countries (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
United Kingdom            20.0%            Sweden                4.7%
France                    10.1%            Italy                 2.7%
Netherlands                7.3%            Finland               2.6%
Switzerland                6.6%            Australia             2.4%
Germany                    6.0%            Spain                 2.3%

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Foreign Stock with Large Cap investment category.

                                                        Inception: May 1, 1998

 Emerging Markets Equity Fund
 MSDW INV. MGMT., INC.                                      Meyer/Ramachandran


 The Fund declined 20.41% during the quarter versus a decline of 13.32% for the MSCI EMF Index. Underperformance was attributable to both stock selection and country allocation. Stock selection in Mexico, South Korea, India, Israel, and Turkey detracted from relative performance. Our overweight stance in South Korea (index return, -27.1%), Russia (-32.2%) and our underweight positions in Chile (-3.9%), Malaysia (-3.1%) and South Africa (+4.5%) detracted from performance. Our underweight position in Taiwan (-26.2%) contributed positively to relative performance.
 In the near term, the emerging markets continue to suffer from fears of a significant global economic slowdown and incredibly high levels of global market volatility. However, we continue to be encouraged by trends in economic recovery, greater fiscal discipline, and improved privatization prospects. We are overweight Brazil and market weight Mexico, as we believe equities in these markets shall fare well in the near term given a more benign global backdrop and a supportive macroeconomic environment. We are currently underweight the Latin American region as a whole due to underweights in the smaller markets. We expect to maintain our underweight in Asia in the near term. Within Asia, our largest overweight is in South Korea, which we believe shall benefit in the longer term restructuring of its corporate and banking sectors. We are underweight Emerging Europe, the Middle East and Africa, with various overweight and underweight positions within the region. Our largest overweight there is in Israel, where exporters of technology-related products and services remain extremely competitive, possess excellent management and are global leaders in their respective areas. We have a significant underweight stance in Greek equities as we believe the market remains expensive vis-a-vis other emerging markets. We expect to maintain our underweight stance in South Africa, as we believe equities are likely to be negatively affected in the near term by a downturn in the commodity cycle.


                                    [GRAPH]

                              Emerging Markets    MSCI Emerging
                                 Equity Fund    Markets Free Index

        4/30/98                    $10,000           $10,000
        5/31/98                      8,688             8,630
        6/30/98                      7,960             7,725
        7/31/98                      8,533             7,970
        8/31/98                      5,845             5,666
        9/30/98                      6,556             6,025
       10/31/98                      7,081             6,659
       11/30/98                      7,668             7,213
       12/31/98                      7,113             7,109
        1/31/99                      6,934             6,994
        2/28/99                      6,732             7,062
        3/31/99                      7,578             7,993
        4/30/99                      8,290             8,982
        5/31/99                      7,990             8,929
        6/30/99                      9,228             9,943
        7/31/99                      8,932             9,672
        8/31/99                      8,752             9,760
        9/30/99                      8,575             9,431
       10/31/99                      9,056             9,631
       11/30/99                     10,560            10,495
       12/31/99                     12,901            11,830
        1/31/00                     12,556            11,901
        2/29/00                     13,603            12,058
        3/31/00                     13,830            12,118
        4/30/00                     12,048            10,969
        5/31/00                     11,235            10,516
        6/30/00                     12,012            10,886
        7/31/00                     11,066            10,326
        8/31/00                     11,162            10,377
        9/30/00                      9,707             9,471
       10/31/00                      8,762             8,784
       11/30/00                      7,692             8,017
       12/31/00                      7,726             8,210

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Samsung Electronics                             5.5%            7.4%
Telefonos de Mexico SA                          4.3%            4.1%
Korea Telecom Corp.                             3.5%            2.0%
ECI Telecommunications, Ltd.                    3.4%            1.4%
China Telecom (Hong Kong), Ltd.                 3.2%            1.8%
SK Telecom Co., Ltd.                            3.0%            5.0%
Check Point Software Technologies, Ltd.         2.0%            0.6%
Infosys Technologies, Ltd.                      2.0%            2.6%
Teva Pharmaceutical Industries, Ltd.            1.9%            N/A
Petroleo Brasileiro SA                          1.4%            0.3%

Average Annual Total Returns*
---------------------------------------------------------------------------
                        Emerging Markets MSCI Emerging MorningStar Equity Fund(1) Markets Free Index Peer Group+
                      --------------------  ------------------  -----------
1 Year                       -40.11%            -30.61%           -31.75%
Since Inception
(5/1/98)                      -9.21              -7.14              N/A

Top Ten Countries (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
South Korea               15.3%        Hong Kong                 6.7%
Israel                    11.6%        South Africa              4.8%
Mexico                    11.1%        Soviet Union              2.7%
Taiwan                     9.3%        Turkey                    2.3%
India                      7.2%        Poland                    1.9%

(1) Returns reflect extra-ordinary capital contribution of $445,000 in June 1999

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Diversified Emerging Markets investment category.

                                                       Inception: May 16, 1988

 Real Estate Equity Fund
 Independence Investment Associates, Inc.                J. DeSantis/T. Spicer
 MSDW Inv. Mgmt., Inc.                                      T. Bigman/D. Funke

Effective June 30, the Fund was modified to a multi-managed investment approach.
 The Real Estate Equity Fund is multi-manager fund with two sub-advisers each of which employs its own independent investment approach in managing its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 IIA selects real estate stocks using a combination of bottom-up fundamental equity research and quantitative tools. Real estate stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Morgan Stanley Dean Witter (MSDW) uses a combination of top down market analysis to identify undervalued real estate property sectors and geographic regions and fundamental, bottom-up equity and real estate research to select stocks that attractively priced relative to the underlying real estate value.
 As of December 31, 2000, IIA managed approximately 49% and MSDW managed approximately 51% of the Fund's assets. In the fourth quarter of 2000, the Fund returned 4.95% versus 4.61% for the Wilshire Real Estate Securities Index.
Independence Investment Associates, Inc.
 To say the least, the year 2000 was a rewarding year for real estate investors with the sector substantially outperforming the broad market and returns exceeding 30%. The year began with an extension of the 1999 market in which large cap, growth stocks continued to outperform value stocks by historical proportions. Returns were dominated by technology and telecommunications stocks while other sectors lagged significantly. In March, however, this trend finally reversed as technology and telecommunications names began to falter based on their inability to meet the inflated expectations supporting valuation extremes. At the same time, many of the recently under-appreciated and under-valued sectors, including REITs and utilities, began to lead the market as the predictability of earnings growth began to once again matter to investors. This was evident as REIT mutual funds saw net inflows of $528 million for the year.
 From a fundamental standpoint, real estate markets should remain healthy going forward. These securities have solid and highly predictable earnings and cash flow prospects. Their valuations relative to this growth are fair to attractive. The sector has high current dividend yields and there are expectations of rising payout announcements. Real estate supply and demand will remain in approximate equilibrium and rent growth should continue to outpace inflation. Additionally, REIT management's are committed to maintaining conservative balance sheets with a continued focus on capital recycling. With these characteristics in place, we believe REIT's will be a sound investment into next year.
 It was a difficult, emotional year for the stock market, yet we were pleased to deliver a competitive return on your portfolio. These results were achieved by sticking to our philosophy that cheap stocks with improving fundamentals are attractive. We feel confident that with our unique blend of strong fundamental research, a disciplined investment philosophy and process, and strong risk control position us well to have another successful year in 2001. MSDW Inv. Mgmt., Inc.
 Modest outperformance resulted primarily from top-down sector allocation and to a lesser degree by outperformance from stock selection. An overweight to the manufactured home community sector--the top performer for the month--and an underweight to the mixed office and industrial sector provided a positive impact on performance. An overweight to owners of office space, an underperforming sector, and an underweight to hotels, an outperforming sector, detracted from performance. Bottom-up outperformance was strongest in the lodging sector and in the multifamily sector. Bottom-up underperformance in the office sector was a result of weaker performance from the companies with concentrations on the West Coast and in markets with tech-led demand.
 The top-down weightings in the Fund remain similar to last quarter with a modest shift to a more defensive stance within the sector weightings. We increased our overweighting to central business district and coastal office markets as a large gap exists between lease rates and current market rents and vacancy rates remain below equilibrium. We also added to the defensive apartment and self storage sectors. We reduced our retail weighting to reflect the continuation of oversupply and retailer problems.
 We believe the outlook for the REIT market continues to be favorable. Given the declining levels of construction versus total supply outstanding and low vacancy rates, we believe the real estate market is prepared for a slowdown in the economy. Based on the current discount to its underlying property value of 7.5% and the sector's defensive characteristics we believe the sector should be able to produce its historical average returns, which investors may find attractive given the recent volatility in the equity markets.

                                                      Inception: May 16, 1988

 Real Estate Equity Fund
 Independence Investment Associates, Inc.               J. DeSantis/T. Spicer
 MSDW Inv. Mgmt., Inc.                                     T. Bigman/D. Funke


                                    [GRAPH]

                              Wilshire                                Wilshire
            Real Estate     Real Estate             Real Estate     Real Estate
            Equity Fund        Index                Equity Fund        Index

12/31/90      $10,000        $10,000     1/31/96      $21,232        $17,391
 1/31/91       11,297         10,973     2/29/96       21,455         17,735
 2/28/91       11,644         11,618     3/29/96       21,648         17,879
 3/28/91       12,582         12,653     4/30/96       21,575         17,959
 4/30/91       12,612         12,551     5/31/96       21,976         18,360
 5/31/91       12,972         12,745     6/28/96       22,434         18,727
 6/28/91       12,517         12,117     7/31/96       22,364         18,560
 7/31/91       12,507         12,066     8/30/96       23,307         19,349
 8/30/91       12,556         11,920     9/30/96       23,951         19,833
 9/30/91       12,709         11,784    10/31/96       24,574         20,370
10/31/91       12,483         11,519    11/29/96       25,424         21,216
11/27/91       12,242         11,137    12/31/96       27,928         23,480
12/31/91       13,351         12,003     1/31/97       28,235         23,815
 1/31/92       13,882         12,569     2/28/97       28,212         23,830
 2/28/92       13,732         12,535     3/31/97       28,051         23,911
 3/31/92       13,690         12,264     4/30/97       27,206         23,138
 4/30/92       13,508         12,060     5/30/97       28,058         23,828
 5/29/92       13,902         12,108     6/30/97       29,497         25,010
 6/30/92       13,551         11,744     7/31/97       30,290         25,832
 7/31/92       13,950         11,787     8/29/97       30,098         25,641
 8/31/92       13,992         11,609     9/30/97       32,714         28,170
 9/30/92       14,338         12,051    10/31/97       31,535         26,972
10/30/92       14,594         12,180    11/28/97       31,937         27,514
11/30/92       14,766         12,284    12/31/97       32,738         28,128
12/31/92       15,489         12,886     1/31/98       31,808         27,731
 1/29/93       16,687         13,782     2/27/98       31,245         27,377
 2/26/93       17,422         14,449     3/31/98       32,032         27,916
 3/31/93       18,644         15,418     4/30/98       31,031         27,036
 4/30/93       17,618         14,544     5/29/98       30,816         26,777
 5/28/93       17,334         14,316     6/30/98       30,718         26,635
 6/30/93       17,686         14,691     7/31/98       28,640         24,781
 7/30/93       17,926         14,989     8/31/98       26,056         22,206
 8/31/93       18,045         15,301     9/30/98       27,852         23,450
 9/30/93       19,100         15,997    10/30/98       27,157         23,129
10/29/93       18,744         15,546    11/30/98       27,542         23,564
11/30/93       17,937         14,868    12/31/98       27,269         23,227
12/31/93       18,167         14,850     1/29/99       26,522         22,723
 1/31/94       18,598         15,296     2/26/99       25,874         22,543
 2/28/94       19,368         15,921     3/31/99       25,744         22,421
 3/31/94       18,787         15,184     4/30/99       28,471         24,811
 4/29/94       18,911         15,354     5/28/99       29,218         25,231
 5/31/94       19,294         15,674     6/30/99       28,910         24,802
 6/30/94       18,784         15,365     7/30/99       27,946         23,852
 7/29/94       18,677         15,400     8/31/99       27,819         23,494
 8/31/94       18,703         15,390     9/30/99       26,495         22,435
 9/30/94       18,598         15,133    10/29/99       25,940         22,017
10/31/94       17,801         14,579    11/30/99       25,735         21,672
11/30/94       17,200         14,009    12/31/99       26,809         22,486
12/30/94       18,687         15,094     1/31/00       26,846         22,579
 1/31/95       18,042         14,607     2/29/00       26,274         22,147
 2/28/95       18,421         15,064     3/31/00       27,683         23,117
 3/31/95       18,471         15,151     4/28/00       29,309         24,766
 4/28/95       18,235         15,042     5/31/00       29,708         25,063
 5/31/95       19,010         15,540     6/30/00       30,474         25,908
 6/30/95       19,312         15,811     7/31/00       33,484         28,234
 7/31/95       19,677         16,065     8/31/00       32,388         27,218
 8/31/95       19,813         16,261     9/29/00       33,806         28,102
 9/29/95       20,286         16,560    10/31/00       32,329         26,883
10/31/95       19,603         16,047    11/30/00       33,026         27,487
11/30/95       19,683         16,214    12/31/00       35,465         29,398
12/31/95       20,988         17,154


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Equity Office Properties Trust              5.0%               4.1%
Avalonbay Communities, Inc.                 4.4%               4.2%
Equity Residential Properties Trust         4.3%               4.3%
Boston Properties, Inc.                     4.2%               N/A
CarrAmerica Realty Corp.                    4.0%               2.1%
Spieker Properties, Inc.                    3.6%               3.9%
Simon Property Group, Inc.                  3.5%               2.3%
Public Storage, Inc.                        3.3%               2.1%
Archstone Communities Trust                 N/A                N/A
Prologis Trust                              3.2%               1.8%

Average Annual Total Returns*
---------------------------------------------------------------------------
                    Real Estate     Wilshire Real      MorningStar
                    Equity Fund     Estate Index       Peer Group+
                  ---------------   -------------      -----------
  1 Year               31.29%          30.74%             27.22%
 3 Years                2.70            1.48               2.00
 5 Years               11.06           11.38              10.92
10 Years               13.50           10.82              12.31

Top Industries (as of December 31, 2000)
---------------------------------------------------------------------------
                                                           % of
                                                        investments
Real Estate Investment Trust                              95.9%
Real Estate Development                                    2.6%
Real Estate Operations                                     1.5%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e.
  investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Speciality Real Estate investment category.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment Associates, Inc.                   J. Forrelli/J. Leu
 Capital Guardian Trust Company                                Management Team

Effective November 1, the Fund was modified to a multi-managed investment approach.
 The Managed Fund is a multi-manager fund with two sub-advisers, each of which employs its own investment approach and independently manages its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 Independence has a normal target mix of 60% stocks and 40% bonds and selects stocks and bonds using a combination of fundamental equity research and quantitative tools Capital Guardian has a normal target of 70% stocks and 30% bonds and selects stocks and bonds using a fundamental, research-driven approach. Capital Guardian also employs a multiple-manager approach by which each portfolio manager and the research analysts as a group each manage a separate portion of the portfolio to capture the highest conviction ideas of the investment team.
 As of December 31, 2000, IIA managed approximately 84% and Capital Guardian managed approximately 16% of the Fund's assets. The Fund returned 0.03% compared to -0.99% for the benchmark.

Independence Investment Associates, Inc.
 We are pleased to report that your portfolio ended a difficult and volatile year ahead of its benchmark.
 We were able to add value above the S&P 500 through solid stock selection during the fourth quarter. Health care names such as Bristol Myers and Merck were especially strong, due to their consistent and reliable earnings growth. Financial stocks also performed well, driven higher by the sentiment that the Fed will soon begin to cut interest rates. Finally, many retailers, such as TJX and Kohls, came back strong in the fourth quarter.
 The domestic fixed income portion of your portfolio outperformed the Lehman Aggregate index during the quarter due to its overweight in agency bonds as spreads tightened. The domestic fixed income portion benefited from its overweight in finance, which was the stronger-performing corporate sector. Your bond portfolio's international bond exposure was raised to 20% during the quarter. The exposure to international bonds also had a positive impact on your portfolio's performance.
 The pressure on US corporate profits will continue into 2001. We project flat corporate earnings in 2001, followed by a rebound in 2002. We expect US GDP to increase 2% in 2001 after roaring ahead by 5% in 2000. A better environment will unfold later in 2001 as central banks led by the US Fed begin to ease and investors look past the slowdown. We also remain constructive on the fixed income markets. Shorter-term interest rates should decline further as the economy continues to moderate. Looking forward, corporate bonds will be helped by a more accommodative Fed and a steepening yield curve. Deteriorating fundamentals in the short term will make issue and sector selection critical.

Capital Guardian Trust Company
 Overweighting stocks versus bonds hindered returns in the fourth quarter. Within U.S. equities, owning significantly less in technology-related stocks than the index was beneficial to returns. Holding several software stocks that bucked the downward trend also helped. Over the quarter we reduced our exposure to the communications services and equipment areas and increased our exposure to food, beverage, drug, and semi-conductor-related companies.
 Within the fixed-income Fund returns within sectors were good, though our sector mix worked against us. Our overweight position in corporate securities hindered relative returns. Duration was kept close to neutral, though more importantly, we increased our exposure to the intermediate part of the yield curve, which was helpful.
 We are continuing to shift assets away from fixed income and toward U.S. equities. Stock prices and interest rates have both declined significantly, bringing equity valuations back to reasonable levels. From a bottom-up view, our U.S. equity analysts are finding attractive opportunities. While we are optimistic about equities in general, we continue to have concerns in the technology, media, and telecommunications area, and another downturn would not surprise us. Earnings estimates for these companies might be lowered further, given the cooler economic environment.
 Bonds, on the other hand, have rallied and real yields have dropped from near the top of their traditional range to near the bottom. While we were early in shifting away from bonds, we believe the market has now fully priced in a major economic slowdown. Within our bond Funds we have an emphasis on corporate securities. While government bonds have led the rally, spreads to corporate securities are as wide or wider than in the early 1990s and have much room for improvement.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment Associates, Inc.                    J. Forelli/J. Leu
 Capital Guardian Trust Company                                Management Team




                              [GRAPH]
                    Managed Fund    Managed Benchmark(1)
       12/31/90         $10,000          $10,000
       01/31/91          10,282           10,277
       02/28/91          10,683           10,689
       03/28/91          10,836           10,854
       04/30/91          10,889           10,931
       05/31/91          11,166           11,191
       06/28/91          10,876           10,929
       07/31/91          11,134           11,254
       08/30/91          11,400           11,515
       09/30/91          11,433           11,540
       10/31/91          11,576           11,668
       11/27/91          11,420           11,491
       12/31/91          12,198           12,341
       01/31/92          12,009           12,135
       02/28/92          12,093           12,244
       03/31/92          11,938           12,090
       04/30/92          12,190           12,303
       05/29/92          12,364           12,455
       06/30/92          12,401           12,457
       07/31/92          12,746           12,866
       08/31/92          12,649           12,794
       09/30/92          12,808           12,956
       10/30/92          12,688           12,879
       11/30/92          12,941           13,090
       12/31/92          13,139           13,289
       01/29/93          13,307           13,483
       02/26/93          13,509           13,715
       03/31/93          13,753           13,887
       04/30/93          13,548           13,770
       05/28/93          13,751           13,953
       06/30/93          13,957           14,135
       07/30/93          13,941           14,146
       08/31/93          14,413           14,579
       09/30/93          14,469           14,551
       10/29/93          14,636           14,729
       11/30/93          14,497           14,575
       12/31/93          14,663           14,696
       01/31/94          15,006           15,052
       02/28/94          14,608           14,685
       03/31/94          14,180           14,185
       04/29/94          14,253           14,219
       05/31/94          14,255           14,322
       06/30/94          14,113           14,129
       07/29/94          14,431           14,504
       08/31/94          14,655           14,803
       09/30/94          14,346           14,513
       10/31/94          14,409           14,671
       11/30/94          14,186           14,388
       12/30/94          14,336           14,541
       01/31/95          14,605           14,869
       02/28/95          15,043           15,330
       03/31/95          15,239           15,609
       04/28/95          15,578           15,945
       05/31/95          16,175           16,594
       06/30/95          16,412           16,856
       07/31/95          16,673           17,104
       08/31/95          16,873           17,237
       09/29/95          17,373           17,687
       10/31/95          17,407           17,786
       11/30/95          17,966           18,323
       12/29/95          18,220           18,627
       01/31/96          18,501           19,005
       02/29/96          18,424           18,895
       03/29/96          18,445           18,907
       04/30/96          18,482           18,980
       05/31/96          18,704           19,208
       06/28/96          18,882           19,377
       07/31/96          18,468           18,968
       08/30/96          18,626           19,146
       09/30/96          19,211           19,855
       10/31/96          19,679           20,359
       11/29/96          20,434           21,320
       12/31/96          20,173           20,992
       01/31/97          20,651           21,655
       02/28/97          20,722           21,766
       03/31/97          20,239           21,182
       04/30/97          20,787           21,970
       05/30/97          21,389           22,748
       06/30/97          21,969           23,392
       07/31/97          23,211           24,678
       08/29/97          22,554           23,854
       09/30/97          23,311           24,694
       10/31/97          23,079           24,479
       11/28/97          23,632           25,110
       12/31/97          23,949           25,457
       01/31/98          24,214           25,770
       02/27/98          25,313           26,865
       03/31/98          26,249           27,725
       04/30/98          26,427           27,947
       05/29/98          26,341           27,765
       06/30/98          27,082           28,537
       07/31/98          26,802           28,377
       08/31/98          24,292           26,101
       09/30/98          25,127           27,349
       10/30/98          26,464           28,626
       11/30/98          27,569           29,731
       12/31/98          28,838           30,796
       01/29/99          29,276           31,655
       02/26/99          28,479           30,844
       03/31/99          29,086           31,653
       04/30/99          29,923           32,428
       05/28/99          29,450           31,854
       06/30/99          30,496           32,873
       07/30/99          29,856           32,203
       08/31/99          29,669           32,100
       09/30/99          29,293           31,721
       10/29/99          30,426           32,971
       11/30/99          30,621           33,373
       12/31/99          31,463           34,488
       01/31/00          30,286           33,401
       02/29/00          29,874           33,184
       03/31/00          32,026           35,308
       04/28/00          31,551           34,630
       05/31/00          31,278           34,197
       06/30/00          31,845           34,987
       07/31/00          31,673           34,788
       08/31/00          33,123           36,287
       09/29/00          32,100           35,227
       10/31/00          32,267           35,231
       11/30/00          30,904           33,797
       12/31/00          31,471           34,149

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Federal National Mortgage Assoc.             2.7%              11.1%
U.S. Treasury                                2.2%               3.1%
Pfizer, Inc.                                 1.8%               0.5%
General Electric Co.                         1.6%               3.1%
Citigroup, Inc.                              1.6%               2.2%
Government National Mortgage Assoc.          1.4%               3.4%
Republic of Italy                            1.4%               1.2%
Bank of America Corp.                        1.4%               N/A
Exxon Mobil Corp.                            N/A                1.0%
Cisco Systems, Inc.                          1.2%               2.6%

Average Annual Total Returns*
---------------------------------------------------------------------------
                      Managed        Managed           MorningStar
                       Fund        Benchmark (1)       Peer Group+
                      -------      -------------       -----------
  1 Year               0.03%          -0.99%               2.10%
 3 Years               9.53           10.28                8.39
 5 Years              11.55           12.89               11.47
10 Years              12.15           12.41               12.21

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Financial              23.7%        Consumer Cyclical       5.3%
Governmental           22.7%        Retail                  4.1%
Technology             13.0%        Energy                  4.0%
Health Care            11.0%        Utility                 3.9%
Capital Equipment       7.3%        Consumer Staple         2.8%

(1) The Managed Benchmark represents 50% S&P 500/50% Lehman Brothers Government/Corporate Bond from April 1986 to December 1997 then 60% S&P 500/40% Lehman Brothers Government/Corporate Bond from 1998 to April 1998 and now 60% S&P 500/40% Lehman Brothers Aggregate Bond from May 1998 to present.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Domestic Hybrid investment category.

                                                    Inception: August 31, 1999

 Aggressive Balanced Fund
 Independence Investment Associates, Inc.                    J. Forelli/J. Leu

 Your Fund returned -1.53% compared to -4.07% for your benchmark, outperforming by over 2.5%. The importance of diversification between fixed income and equities, stock selection, risk control, and the benefits of a strong fundamental research team are highlighted during this past year of tremendous uncertainty and unprecedented volatility.
 We were able to add value above the S&P 500 through solid stock selection. During the quarter, health care stocks were especially strong, due to their consistent and reliable earnings growth. Financial stocks such also performed well, driven higher by the sentiment that the Fed will soon begin to cut interest rates. Finally, we also helped the Fund's performance by avoiding very expensive technology stocks.
 The domestic fixed income portion of your Fund matched the Lehman Aggregate index during the quarter. An overweight in agency bonds helped the Fund as spreads tightened and an overweight in the financial and energy sectors also added to performance. However, this advantage was offset by an overweight in BBB securities and the Fund's bar belled structure.
 The pressure on US corporate profits will continue into 2001. We project flat corporate earnings in 2001, followed by a rebound in 2002. We expect US GDP to increase 2% in 2001 after roaring ahead by 5% in 2000. A better environment will unfold later in 2001 as central banks led by the US Fed begin to ease and investors look past the slowdown. We also remain constructive on the fixed income markets. Shorter-term interest rates should decline further as the economy continues to moderate. Looking forward, corporate bonds will be helped by a more accommodative Fed and a steepening yield curve. Deteriorating fundamentals in the short term will make issue and sector selection critical.

                                    [GRAPH]
                          Aggressive      Aggressive Balanced
                         Balanced Fund       Benchmark(1)
        8/31/99            $10,000             $10,000
        9/30/99              9,830               9,823
       10/31/99             10,274              10,298
       11/30/99             10,383              10,455
       12/17/99             10,466              10,905
        1/31/00             10,222              10,485
        2/29/00             10,011              10,367
        3/31/00             10,876              11,162
        4/30/00             10,679              10,902
        5/31/00             10,611              10,733
        6/30/00             10,782              10,988
        7/31/00             10,730              10,884
        8/31/00             11,341              11,431
        9/30/00             10,889              10,997
       10/31/00             10,984              10,980
       11/30/00             10,411              10,376
       12/31/00             10,545              10,462

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Federal National Mortgage Assoc.            10.8%              5.0%
U.S. Treasury                                9.4%              3.7%
General Electric Co.                         3.3%              1.5%
Citigroup, Inc.                              2.3%              1.6%
Pfizer, Inc.                                 2.2%              0.3%
Cisco Systems, Inc.                          2.1%              1.7%
Merck & Co., Inc.                            1.7%              0.3%
Microsoft Corp.                              1.7%              2.4%
Intel Corp.                                  1.6%              1.1%
Bank of America Corp.                        1.4%              N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                     Aggressive          Aggressive           MorningStar
                    Balanced Fund    Balanced Benchmark(1)    Peer Group+
                    -------------    ---------------------    -----------
1 Year                 -1.53%               -4.07%               2.10%
Since Inception         4.06                 3.44                 N/A
  (8/31/99)

Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                  % of
                    investments                           investments
Governmental           20.4%         Consumer Cyclical        5.5%
Technology             16.2%         Retail                   4.9%
Financial              15.3%         Utility                  4.9%
Health Care            11.9%         Energy                   3.2%
Capital Equipment       8.2%         Basic Material           1.7%

(1) The benchmark represents 75% S&P 500 and 25% Lehman Brothers Aggregate Bond Index.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Domestic Hybrid investment category.

                                                        Inception: May 1, 1996

 Global Balanced Fund (Formerly International Balanced Fund)
 Capital Guardian Trust Company                                Management Team

Effective November 1, Capital Guardian Trust Company assumed management of the Fund.
 We began the period slightly underweight equities, and we increased our equity exposure during the quarter. This was not helpful to returns. Within our equity allocation, however, our overweight position in non-U.S. large caps along with good relative returns from our U.S. large-cap Fund softened the blow. Within our U.S. equity Fund, owning significantly less than the index in technology-related stocks was helpful. On the fixed-income side, returns within sectors were good, though our emphasis on corporate securities worked against us.
 Most of our shift into equities has been the result of moving assets away from U.S. fixed income and toward U.S. large caps. Equity valuations in the U.S. have come down significantly in absolute terms as well as relative to other developed markets. At the same time, interest rates have declined more in the U.S. than in other markets, and real yields have moved from the top end of their range to the bottom. These events have brought U.S. equity valuations back to reasonable levels. From a bottom-up view, our analysts are finding attractive opportunities. Today, our U.S. large cap position is only slightly underweight, whereas it was significantly underweight earlier in the year on valuation concerns. We continue to be overweight non-U.S. large caps, U.S. small caps, and emerging markets equity, and underweight non-U.S. small caps.
 While we were early in moving away from U.S. bonds, we believe the market has now fully priced in a major economic slowdown. Non-U.S. bonds, while also underweight, appear relatively more attractive having lagged the U.S. market and due to our belief that the dollar will continue to weaken against the euro. Within our bond Funds we have an emphasis on corporate securities. While government bonds have led the rally, credit spreads have widened, leaving corporate bonds room for improvement.


                                    [GRAPH]

                     Global Balanced     Global Balanced
                           Fund       Composite Benchmark(1)

        4/30/96          $10,000             $10,000
        5/31/96            9,992               9,892
        6/30/96           10,055               9,941
        7/31/96            9,956               9,850
        8/31/96           10,007               9,899
        9/30/96           10,257              10,068
       10/31/96           10,315              10,086
       11/30/96           10,678              10,398
       12/31/96           10,673              10,280
        1/31/97           10,509               9,927
        2/28/97           10,624               9,986
        3/31/97           10,568               9,972
        4/30/97           10,507               9,943
        5/31/97           11,089              10,499
        6/30/97           11,433              10,910
        7/31/97           11,471              10,942
        8/31/97           10,986              10,437
        9/30/97           11,470              10,908
       10/31/97           11,127              10,460
       11/30/97           10,967              10,292
       12/31/97           10,955              10,321
        1/31/98           11,195              10,633
        2/28/98           11,630              11,137
        3/31/98           11,808              11,313
        4/30/98           11,952              11,458
        5/31/98           11,952              11,415
        6/30/98           11,915              11,442
        7/31/98           11,962              11,497
        8/31/98           11,270              10,654
        9/30/98           11,435              10,703
       10/31/98           12,221              11,598
       11/30/98           12,443              11,699
       12/31/98           12,925              12,315
        1/31/99           12,914              12,251
        2/28/99           12,390              11,902
        3/31/99           12,558              12,235
        4/30/99           12,778              12,572
        5/31/99           12,313              12,072
        6/30/99           12,412              12,280
        7/31/99           12,785              12,663
        8/31/99           12,772              12,718
        9/30/99           12,781              12,890
       10/31/99           12,912              13,211
       11/30/99           12,992              13,450
       12/31/99           13,289              14,251
        1/31/00           13,586              13,539
        2/29/00           12,794              13,717
        3/31/00           12,820              14,253
        4/28/00           13,195              13,557
        5/31/00           12,657              13,372
        6/30/00           12,991              13,779
        7/30/00           12,725              13,448
        8/30/00           12,892              13,699
        9/30/00           12,571              13,216
       10/30/00           12,497              13,014
       11/30/00           11,946              12,645
       12/31/00           12,353              12,949


Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
Netherlands Government                          9.2%            N/A
U.S. Treasury                                   8.3%            N/A
Federal Republic of Germany                     3.2%            2.0%
Federal National Mortgage Assoc.                2.5%            N/A
AstraZeneca Group plc                           2.3%            0.3%
U.K. Treasury                                   1.8%            4.4%
Nokia Oyj                                       1.7%            1.0%
Kingdom of Spain                                1.5%            N/A
Vodafone AirTouch plc                           1.5%            N/A
Asian Development Bank                          1.4%            N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                        Global Balanced    Global Balanced      MorningStar
                              Fund      Composite Benchmark(1)  Peer Group+
                        --------------  ----------------------  -----------
1 Year                       -9.08%             -9.14%             -6.85%
3 Years                       4.08               7.85               5.80
Since inception (5/1/96)      4.63               5.69                N/A

Top Ten Countries (as of December 31, 2000)
---------------------------------------------------------------------------
                          % of                                   % of
                       investments                           investments
Japan                     13.8%            Canada                3.5%
France                     8.4%            Spain                 3.1%
United Kingdom             8.0%            Australia             2.0%
Germany                    4.8%            Netherlands           2.0%
Italy                      4.5%            Sweden                2.0%

(1) International Balanced Composite Index: 65% Morgan Stanley Capital International World Index Excluding US, and 35% Salomon Brothers Non-US Govt. Bond Index, unhedged, May 1996 to April 2000, 65% MSCI World/35% Salomon Brothers World Government Bond, Unhedged, May 2000 to October 2000 and 60% MSCI World/40% Salomon Brothers World Government Bond, Unhedged, November 2000 to present

    There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a 60% World Stock, Large Cap, 10% General Bond Intermediate and 30% International Bond then prior to November 2000, 65% weighting of the World Stock, Large Cap category, a 12% weighting of the General Bond Intermediate category and a 23% weighting of the International Bond category. Prior to May 2000 (concurrent with the Fund's strategy change), the peer group represents the International Hybrid investment category.

                                                        Inception: May 1, 1994

 Short-Term Bond Fund
 Independence Investment Associates, Inc.                              Jay Leu

 Interest rates across all maturities continued to fall during the quarter because of evidence of a sharper economic slowdown and equity market jitters. The yield curve continued to "disinvert" with short and intermediate rates falling more than longer term rates on expectations that the Federal Reserve will need to aggressively lower interest rates. The Fund benefited from investing in shorter maturity securities whose yields fell the farthest in the fourth quarter.
 Investment grade corporate bonds underperformed Treasury securities in the fourth quarter. Corporate bonds have been impacted by deteriorating fundamentals as the economy's growth rate slowed significantly. Corporate bonds have been helped by the steepening or "disinverting" of the yield curve as well as by the Federal Reserve's move to an accommodative stance. Corporate bond performance has varied significantly by industry and issuer, though. Within the corporate bond market, the finance sector led the way followed by the utilities and then industrials.
 The Short-Term Bond Fund outperformed its benchmark for the quarter despite the difficult environment for corporate bonds. The Fund continues to benefit from a yield advantage provided by an overweight in corporate and asset-backed securities relative to the benchmark. The Fund also benefited from its overweight in asset-backed securities that outperformed corporate bonds. Our individual securities held in the Fund outperformed relative to the average corporate bond in the benchmark. Strong performers included: Gulf Canada, BankBoston, Donaldson, Lufkin, and Jenrette, Philip Morris, and FNMA.
 Looking forward, corporate bonds will be helped by attractive valuations, a more accommodative Federal Reserve, and a steepening yield curve. Deteriorating fundamentals in the short term will make issue and sector selection critical. We believe short maturity corporate bonds and asset-backed securities are attractively priced relative to Treasury securities and we will continue to overweight them.

                       [GRAPH]

                    Short-Term       Short-Term
                 Bond Benchmark(1)   Bond Fund

        4/30/94       $10,000         $10,000
        5/31/94        10,013           9,999
        6/30/94        10,032          10,010
        7/31/94        10,137          10,109
        8/31/94        10,171          10,130
        9/30/94        10,117          10,075
       10/31/94        10,129          10,078
       11/30/94        10,074          10,032
       12/31/94        10,102          10,033
        1/31/95        10,258          10,172
        2/28/95        10,431          10,324
        3/31/95        10,489          10,367
        4/30/95        10,597          10,462
        5/31/95        10,844          10,694
        6/30/95        10,908          10,769
        7/31/95        10,935          10,780
        8/31/95        11,011          10,844
        9/30/95        11,072          10,892
       10/31/95        11,181          10,996
       11/30/95        11,300          11,098
       12/31/95        11,400          11,187
        1/31/96        11,502          11,273
        2/29/96        11,420          11,183
        3/31/96        11,385          11,143
        4/30/96        11,374          11,124
        5/31/96        11,381          11,123
        6/30/96        11,476          11,211
        7/31/96        11,516          11,238
        8/31/96        11,544          11,260
        9/30/96        11,669          11,392
       10/31/96        11,827          11,527
       11/30/96        11,940          11,607
       12/31/96        11,910          11,591
        1/31/97        11,964          11,642
        2/28/97        11,983          11,661
        3/31/97        11,954          11,631
        4/30/97        12,068          11,727
        5/31/97        12,154          11,805
        6/30/97        12,248          11,894
        7/31/97        12,426          12,058
        8/31/97        12,408          12,033
        9/30/97        12,522          12,138
       10/31/97        12,636          12,241
       11/30/97        12,663          12,247
       12/31/97        12,758          12,334
        1/31/98        12,906          12,464
        2/28/98        12,903          12,460
        3/31/98        12,952          12,503
        4/30/98        13,013          12,559
        5/31/98        13,089          12,622
        6/30/98        13,155          12,679
        7/31/98        13,216          12,737
        8/31/98        13,339          12,872
        9/30/98        13,523          13,007
       10/31/98        13,554          12,999
       11/30/98        13,591          13,019
       12/31/98        13,645          13,051
        1/31/99        13,721          13,081
        2/28/99        13,673          13,035
        3/31/99        13,781          13,105
        4/30/99        13,841          13,154
        5/31/99        13,824          13,122
        6/30/99        13,867          13,165
        7/31/99        13,896          13,192
        8/31/99        13,927          13,225
        9/30/99        14,028          13,327
       10/31/99        14,079          13,363
       11/30/99        14,120          13,412
       12/31/99        14,139          13,438
        1/31/00        14,146          13,435
        2/29/00        14,248          13,530
        3/31/00        14,318          13,598
        4/30/00        14,329          13,630
        5/31/00        14,380          13,679
        6/30/00        14,536          13,841
        7/31/00        14,629          13,928
        8/31/00        14,741          14,031
        9/30/00        14,856          14,152
       10/31/00        14,936          14,182
       11/30/00        15,081          14,330
       12/31/00        15,266          14,510


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Federal National Mortgage Assoc.            4.3%               4.0%
U.S. Treasury                               2.6%               2.7%
General Electric Capital Corp.              2.6%               N/A
Norfolk Southern Corp.                      2.4%               2.8%
Dial Corp.                                  2.4%               2.7%
BankBoston Corp.                            2.3%               2.6%
Donaldson, Lufkin & Jenrette, Inc.          1.9%               2.6%
Residential Asset Securitization Trust      1.9%               N/A
Heller Financial, Inc.                      N/A                2.1%
Cox Communications, Inc.                    1.9%               2.1%

Average Annual Total Returns*
---------------------------------------------------------------------------
                              Short-Term   Short-Term Bond      MorningStar
                              Bond Fund      Benchmark(1)       Peer Group+
                              ----------   ---------------      -----------
 1 Year                          7.98%           7.98%              7.45%
 3 Years                         5.57            6.16               5.27
 5 Years                         5.34            6.01               5.30
 Since Inception (5/1/94)        5.74            6.55               N/A

Fund Composition (as of December 31, 2000)
---------------------------------------------------------------------------

Credit Quality                      Duration
--------------                      --------
Short Term             1.61%        less than 1 Year         35.17%
AAA                   44.98%        1-3 Years                50.02%
AA                     3.11%        3-5 Years                14.81%
A                     24.32%        5-10 Years                0.00%
BBB                   22.95%        greater than 10 Years     0.00%
BB                     3.03%
Below B                0.00%
NR/NA                  0.00%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Short Term Bond investment category. Prior to May 1998 (concurrent with the Fund's strategy change), the peer group represents the Short Term Government Bond category.

(1) Short-Term Bond Index represents the Merrill Lynch 1 to 5 year Government Bond from May 1994 to April 1998, 65% Lehman Brothers 1 to 3 year Credit Bond. 35% Lehman Brothers 1-3 year Government Index, May 1998 to present.

                                                        Inception: May 1, 1998

 Bond Index Fund
 Mellon Bond Associates, LLP                                    Gregory Curran


 The Fund continues to meet its investment objective: to match the performance of the Lehman Brothers Government Credit Index, which includes U.S. dollar-based, fixed-coupon debt from the U.S. Government, its agencies and investment-grade corporations. Performance net of fees for the portfolio was 2.03% for December, 4.59% for the fourth quarter, 11.81% for the year. Corresponding returns for the benchmark were 1.97%, 4.37%, and 11.84%. The Fund uses a representative sample of issues selected through proprietary quantitative techniques. Selected issues have the best risk-adjusted expected return and, as a group, match the characteristics of the 4,750 issues in the Index including price sensitivity, industry, and quality exposures. An indexed portfolio typically eliminates many risks associated with active management and has lower fees and expenses.
 Recent changes in supply of debt to the investment grade fixed income markets are being reflected in the Lehman Brothers Government Credit Index, and therefore in the portfolio as well. As the Treasury Department decreases the new issuance of Treasury notes and bonds due to the budget surplus, the representation in the Index has decreased. Treasuries were 51.53% of the Index on December 31, 1999 and were only 43.58% of the Index on December 31, 2000. We expect this trend to continue. The Government Sponsored Enterprises, particularly Fannie Mae and Freddie Mac, have increased the size and liquidity of their issuance to fund their portfolio growth and as an attempt to become the replacement asset class of choice for Treasury investors. Agencies were 14.46% of the Index of the end of 1999 and were 17.62% of the Index at year end 2000. Corporates have grown from 34.02% of the Index to 38.80% because of the addition of 144A's to the Index in June and increased issuance in the Telecom sector as they funded the purchase of licenses to expand their businesses.

                                    [GRAPH]

                                        Lehman Brothers
                        Bond Index        Gov't./Corp.
                           Fund            Bond Index

        4/30/98          $10,000            $10,000
        5/31/98           10,102             10,107
        6/30/98           10,211             10,210
        7/31/98           10,220             10,218
        8/31/98           10,461             10,418
        9/30/98           10,757             10,715
       10/31/98           10,689             10,639
       11/30/98           10,703             10,703
       12/31/98           10,720             10,729
        1/31/99           10,795             10,805
        2/28/99           10,521             10,548
        3/31/99           10,584             10,601
        4/30/99           10,609             10,627
        5/31/99           10,485             10,518
        6/30/99           10,450             10,485
        7/31/99           10,420             10,456
        8/31/99           10,414             10,447
        9/30/99           10,497             10,541
       10/31/99           10,514             10,569
       11/30/99           10,513             10,562
       12/31/99           10,445             10,498
        1/31/00           10,425             10,495
        2/29/00           10,551             10,626
        3/31/00           10,713             10,779
        4/30/00           10,666             10,726
        5/31/00           10,640             10,717
        6/30/00           10,855             10,935
        7/31/00           10,956             11,051
        8/31/00           11,122             11,207
        9/30/00           11,165             11,250
       10/31/00           11,244             11,320
       11/30/00           11,445             11,514
       12/31/00           11,678             11,741

Top Ten Holdings (as of December 31, 2000)
--------------------------------------------------------------------------
                                                % of       six months ago
                                            investments   % of investments
U.S. Treasury                                   7.2%            34.6%
Federal National Mortgage Assoc.                3.1%             3.7%
Federal Home Loan Mortgage Corp.                1.7%             4.6%
Federal Home Loan Bank                          0.9%             0.5%
Ford Motor Credit Co.                           0.7%             N/A
General Motors Acceptance Corp.                 0.5%             0.6%
DaimlerChrysler NA Holding Co.                  0.5%             0.3%
Wells Fargo & Co.                               0.5%             0.3%
Lockheed Martin Corp.                           N/A              N/A
KFW International Finance                       0.5%             0.5%

Average Annual Total Returns*
---------------------------------------------------------------------------
                            Bond Index    L/B Govt./Credit    MorningStar
                               Fund          Bond Index       Peer Group+
                            ----------    ----------------    -----------
1 Year                        11.81%           11.84%           11.08%
Since Inception (5/1/98)       5.98             6.20              N/A

Fund Composition (as of December 31, 2000)
---------------------------------------------------------------------------

Credit Quality                     Duration
--------------                     --------
Short Term          1.80%              less than 1 Year          5.70%
AAA                66.80%                      1-3 Years        22.46%
AA                  6.40%                      3-5 Years        18.96%
A                  15.60%                     5-10 Years        23.77%
BBB                 9.40%          greater than 10 Years        29.16%
Below BB            0.00%
NR/NA               0.00%

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual return for all variable annuity and life sub-accounts within the MorningStar variable universe having a General Bond Intermediate High Quality investment category.

                                                     Inception: March 29, 1986

 Active Bond Fund (Formerly Sovereign Bond Fund)
 John Hancock Advisers, Inc.                                          James Ho

 During the quarter the Fund gained 3.84%, underperforming the Lehman Aggregate Index at 4.21%. YTD the Fund performed well on an absolute basis, returning 10.45%, though underperforming the index return of 11.63%. Underperformance can be attributed to the Fund's bias towards spread product, as most spread sectors underperformed Treasuries for both periods. Treasuries had their best year of performance since 1995. Our underweight position in this sector relative to the benchmark, for both the quarter and year, detracted from performance results. The Fund's overweight position in corporate bonds relative to the index detracted from performance results for both the quarter and 2000.
 With the unexpected and aggressive rate cut on January 3rd, the Fed effectively put a floor under the economy and the risk of recession is greatly reduced. Given an expected upturn in the economy later in 2001 in response to this stimulus action, we think interest rates may be close to bottom. We plan to use periods of market strength to reduce interest rate sensitivity by shortening duration. With a backdrop of a stronger economy expected, we plan to reduce our defensive stance. We'll likely reduce our Treasury holdings and asset backed securities and increase investments in the high-yield sector, which currently offers very attractive values and yields. We'll also look for attractive values among lower-rated investment grade issues. Additionally, we're likely to move away from defensive industry sectors-- such as energy, health care and utilities-in favor of more economically sensitive sectors such as autos, home building and financials. Our neutral weighting in mortgage securities is likely to remain constant, and we will emphasize prepayment-resistant securities with coupons of between 6% and 7%. Emerging markets may present opportunities, especially if the U.S. economy rebounds.


                                                      [GRAPH]

            Active Bond  Active Bond                 Active Bond  Active Bond
               Fund       Benchmark                     Fund       Benchmark

  12/31/90    $10,000       $10,000        01/31/96    $16,299       $16,061
  01/31/91     10,081        10,112        02/29/96     15,986        15,721
  02/28/91     10,204        10,199        03/31/96     15,888        15,589
  03/31/91     10,298        10,269        04/30/96     15,808        15,481
  04/30/91     10,448        10,387        05/31/96     15,804        15,455
  05/31/91     10,526        10,436        06/30/96     15,964        15,662
  06/30/91     10,534        10,425        07/31/96     16,015        15,698
  07/31/91     10,648        10,556        08/31/96     16,027        15,660
  08/31/91     10,889        10,799        09/30/96     16,317        15,939
  09/30/91     11,110        11,025        10/31/96     16,664        16,311
  10/31/91     11,219        11,123        11/30/96     16,925        16,611
  11/30/91     11,313        11,234        12/31/96     16,868        16,426
  12/31/91     11,666        11,613        01/31/97     16,931        16,446
  01/31/92     11,553        11,441        02/28/97     17,011        16,481
  02/29/92     11,583        11,501        03/31/97     16,831        16,284
  03/31/92     11,554        11,438        04/30/97     17,061        16,522
  04/30/92     11,628        11,507        05/31/97     17,253        16,676
  05/31/92     11,822        11,730        06/30/97     17,479        16,876
  06/30/92     11,976        11,902        07/31/97     18,003        17,392
  07/31/92     12,265        12,207        08/31/97     17,826        17,198
  08/31/92     12,398        12,316        09/30/97     18,115        17,468
  09/30/92     12,565        12,483        10/31/97     18,271        17,747
  10/31/92     12,412        12,292        11/30/97     18,372        17,841
  11/30/92     12,374        12,281        12/31/97     18,573        18,028
  12/31/92     12,559        12,492        01/31/98     18,828        18,283
  01/31/93     12,783        12,765        02/28/98     18,812        18,246
  02/28/93     13,049        13,030        03/31/98     18,919        18,303
  03/31/93     13,121        13,075        04/30/98     19,011        18,394
  04/30/93     13,203        13,175        05/31/98     19,180        18,591
  05/31/93     13,196        13,169        06/30/98     19,364        18,781
  06/30/93     13,467        13,468        07/31/98     19,400        18,796
  07/31/93     13,581        13,554        08/31/98     19,591        19,162
  08/31/93     13,868        13,865        09/30/98     20,040        19,710
  09/30/93     13,936        13,914        10/31/98     19,852        19,570
  10/31/93     13,951        13,971        11/30/98     20,043        19,688
  11/30/93     13,846        13,813        12/31/98     20,102        19,735
  12/31/93     13,911        13,874        01/31/99     20,287        19,875
  01/31/94     14,114        14,082        02/28/99     19,871        19,402
  02/28/94     13,855        13,775        03/31/99     20,013        19,499
  03/31/94     13,561        13,438        04/30/99     20,076        19,548
  04/30/94     13,440        13,326        05/31/99     19,859        19,346
  05/31/94     13,417        13,302        06/30/99     19,809        19,286
  06/30/94     13,404        13,271        07/31/99     19,769        19,232
  07/31/94     13,621        13,537        08/31/99     19,730        19,217
  08/31/94     13,654        13,542        09/30/99     19,906        19,390
  09/30/94     13,495        13,338        10/31/99     19,946        19,462
  10/31/94     13,473        13,323        11/30/99     20,016        19,460
  11/30/94     13,448        13,299        12/31/99     19,913        19,366
  12/31/94     13,554        13,387        01/31/00     19,830        19,302
  01/31/95     13,812        13,644        02/29/00     20,053        19,536
  02/28/95     14,143        13,960        03/31/00     20,256        19,794
  03/31/95     14,253        14,054        04/30/00     20,178        19,736
  04/30/95     14,459        14,249        05/31/00     20,160        19,727
  05/31/95     15,081        14,846        06/30/00     20,583        20,137
  06/30/95     15,211        14,965        07/31/00     20,748        20,320
  07/31/95     15,145        14,907        08/31/00     21,062        20,615
  08/31/95     15,320        15,098        09/30/00     21,181        20,745
  09/30/95     15,474        15,252        10/31/00     21,293        20,882
  10/31/95     15,726        15,476        11/30/00     21,576        21,224
  11/30/95     15,960        15,731        12/31/00     21,994        21,619
  12/31/95     16,203        15,962


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Government National Mortgage Assoc.        25.9%              22.1%
U.S. Treasury                              11.4%              18.4%
Federal National Mortgage Assoc.            8.8%              10.4%
GMAC Commercial Mortgage Securities, Inc.   1.4%               1.4%
Peco Energy Transition Trust                1.3%               0.3%
Hydro-Quebec                                1.1%               1.1%
Amresco Residential Securities              1.0%               1.0%
Morgan Stanley Capital                      1.0%               N/A
UCFC Home Equity Loan                       1.0%               1.5%
Cleveland Electric Illuminating Co.         0.8%               0.8%

Average Annual Total Returns*
---------------------------------------------------------------------------
                    Active Bond     Active Bond        MorningStar
                       Fund         Benchmark(1)       Peer Group+
                     --------     ---------------      -----------
  1 Year               10.45%          11.63%              8.21%
 3 Years                5.80            6.24               4.86
 5 Years                6.30            6.25               5.69
10 Years                8.20            7.62               7.80

Fund Composition (as of December 31, 2000)
---------------------------------------------------------------------------
Credit Quality                     Duration
--------------                     --------
Short Term              5.30%      less than 1 Year        5.30%
AAA                    44.80%      1-3  Years              0.30%
AA                      8.0%       3-5  Years              0.00%
A                      13.80%      5-10 Years             86.60%
BBB                    15.40%      greater than 10 Years   7.80%
BB                      8.80%
B                       3.50%
Below B                 0.00%
NR/NA                   0.40%

(1) The Active Bond Benchmark represents the Lehman Brothers Government/ Corporate Bond Index from April 1986 to September 1999 and Lehman Brothers Aggregate Bond Index from October 1999 to present.

* Total returns are for the period ended December 31, 2000, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having an Intermediate Term Bond investment category.

                                                      Inception: June 30, 2000

 Core Bond Fund
 Federated Investment Management Company       Balestrino/Ellenberger/Durbiano


 The 6 months ended December 31, 2000 were very profitable for bond investors as interest rates fell precipitously on weak economic growth. The bond market typically thrives on bad economic news as interest rates fall and, conversely, bond prices rise.
 Interest rates generally fell 50 to 125 basis points over the past three months. Intermediate interest rates, such as the 2-year and 5-year Treasury yields, experienced the greatest declines, falling 127 and 121 basis points, respectively. This steep decline in the "belly of the yield curve" benefited the Core Bond Fund, given that it has the bulk of investments in the 2 to 10 year maturity area. The Federal Reserve Board held monetary policy steady throughout the whole period, causing the yield curve to be quite inverted with long-term interest rates lower than short-term rates.
 In terms of relative fixed income sector performance, the six months demonstrated a preference for Treasury securities and other high quality, highly liquid securities over less liquid or lower quality securities. The higher quality spread sectors performed relatively well, while the lower quality sectors underperformed the treasury market. The lower quality sectors were undoubtedly dragged down by stock market volatility and nervousness that spread worldwide. The election-results stalemate also caused quite a bit of concern to the equity, high yield and investment-grade corporate markets.
 The Fund outperformed the Lehman Brothers Aggregate Bond Index returning 4.11% during the fourth quarter of 2000 versus 4.21% for the benchmark. The NAV of the Fund ended the quarter at $10.33 per share versus $10.00 at initiation of the Fund on June 30, 2000.
 For the six months, outperformance of the Fund versus the benchmark can be attributed to positioning on the yield curve and security selection. Sector allocation was a drag on the Fund for the quarter due to the overweight in corporates and mortgage-backed securities, which performed relatively poorly during the quarter. Duration stance was a slight negative for the six months. Yield curve stance and security selection were definite positives to the Fund, from holdings in 20-year Treasuries, Tosco, United Airlines, USA Waste, Enterprise Oil, Lockheed Martin, Clear Channel Communications, and Inco.





                                         [GRAPH]
                                                       Lehmen Brothers
                             Core Bond Fund          Aggregate Bond Index
        6/30/00                   9,990                     10,208
        7/31/00                  10,076                     10,301
        8/31/00                  10,214                     10,450
        9/30/00                  10,278                     10,516
       10/31/00                  10,339                     10,586
       11/30/00                  10,511                     10,759
       12/31/00                  10,700                     10,959

Top Ten Holdings (as of December 31, 2000)
------------------------------------------------------------------------------
--
                                           % of               six months ago
                                       investments           % of investments

Federal National Mortgage Assoc.          34.5%                    N/A
U.S. Treasury                             15.4%                    N/A
Federal Home Loan Mortgage Corp.           9.3%                    N/A
Government National Mortgage Assoc.        3.8%                    N/A
TOSCO Corp.                                2.1%                    N/A
United Airlines                            2.0%                    N/A
National Bank of Canada                    2.0%                    N/A
Target Corp.                               2.0%                    N/A
Hertz Corp.                                2.0%                    N/A
International Speedway Corp.               2.0%                    N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
--

                           Core Bond Fund     Lehman Brothers       MorningStar
                                            Aggregate Bond Index    Peer Group+
                           --------------   --------------------    ----------
-
Since Inception (6/30/00)       7.00%              7.36%                N/A


Fund Composition (as of December 31, 2000)
------------------------------------------------------------------------------
--

Credit Quality                      Duration
--------------                      --------
Short Term             2.54%
AAA                   67.09%        Less than 1 Year             6.35%
AA                     1.46%        1-3  Years                  34.11%
A                     15.38%        3-5  Years                  26.13%
BBB                   12.82%        5-10 Years                  23.47%
BB                     0.00%        Greater than 10 Years        9.94%
B                      0.71%
* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerate extent and are described in your product prospectus.
+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Intermediate Term Bond investment category.

                                                        Inception: May 1, 1998

 High Yield Bond Fund
 Wellington Management Company, LLP                      Crawford/Smith/McEvoy

 During the quarter, the Fund decreased by -8.8% compared to a -5.24% return of the Lehman High Yield Index.
 In the fourth quarter of 2000, the US high yield market, as measured by the Lehman HY Index, had a return of -5.2%. This performance lagged the 4.2% return of investment grade bonds, as measured by the Lehman Brothers Aggregate Index. This underperformance of the high yield market versus higher quality bonds came from the widening of the spread of high yield versus the 10-year treasury from 707 basis points on September 30 to 934 basis points on December 31, 2000. This widening of spreads was due to equity market volatility, corporate earnings warnings, high yield mutual Fund outflows, and default rates. However, the high yield market did stabilize in December, matching the 1.9% performance of the Lehman Aggregate. December's high yield market rebound was attributed to high yield spreads widening to their most attractive levels in nearly 10 years and prospects for improving liquidity conditions.
 Within high yield, lower quality ("B- rated") bonds continued to lag higher quality bonds ("BB-rated") throughout the quarter.
 During the quarter, we continued to adhere to our long-running preference for issuers that have recurring revenue from repeat customers. To that end, health care, media/entertainment, and cable continue to be the three largest industry weightings in the Fund.

                                                      [GRAPH]
                              High-Yield Bond Fund   High-Yield Bond Index
                 4/30/98                  $10,000              $10,000
                 5/31/98                    9,987               10,035
                 6/30/98                   10,028               10,071
                 7/31/98                   10,075               10,129
                 8/31/98                    9,309                9,569
                 9/30/98                    9,280                9,613
                10/31/98                    9,120                9,415
                11/30/98                    9,802                9,806
                12/31/98                    9,702                9,817
                 1/31/99                    9,819                9,962
                 2/28/99                    9,884                9,903
                 3/31/99                   10,062                9,998
                 4/30/99                   10,214               10,192
                 5/31/99                    9,992               10,054
                 6/30/99                    9,989               10,033
                 7/31/99                    9,993               10,073
                 8/31/99                    9,925                9,961
                 9/30/99                    9,874                9,889
                10/31/99                    9,806                9,824
                11/30/99                   10,090                9,940
                12/31/99                   10,200               10,051
                 1/31/00                   10,132               10,008
                 2/29/00                   10,123               10,027
                 3/31/00                    9,876                9,817
                 4/30/00                    9,945                9,832
                 5/31/00                    9,777                9,731
                 6/30/00                   10,007                9,930
                 7/31/00                   10,121               10,005
                 8/31/00                   10,203               10,073
                 9/30/00                    9,975                9,985
                10/31/00                    9,578                9,666
                11/30/00                    9,016                9,283
                12/31/00                    9,097                9,462


Top Ten Holdings (as of December 31, 2000)
------------------------------------------------------------------------------
--

                                           % of          six months ago
                                        investments     % of investments

Nextel Communications, Inc.                2.2%               2.0%
EchoStar DBS Corp.                         2.2%               1.5%
Lyondell Chemical Co.                      1.9%               1.3%
Charter Communications Holdings, LLC       1.8%               1.2%
Lin Holdings Corp.                         1.7%               1.3%
Duane Reade, Inc.                          1.7%               1.3%
Lear Corp.                                 1.7%               0.4%
Intermedia Communications, Inc.            1.6%               1.3%
McLeodUSA, Inc.                            N/A                0.8%
John Q. Hammons Hotels                     1.6%               N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
--

                            High Yield      L/B High Yield      MorningStar
                            Bond Fund         Bond Index        Peer Group+
                            ----------      --------------      -----------
1 Year                        -10.81%            -5.86%            -7.01%
Since Inception (5/1/98)       -3.48             -2.05              N/A


Fund Composition (as of December 31, 2000)
------------------------------------------------------------------------------
--

Credit Quality                  Duration
--------------                  --------

Short Term         4.50%        Less than 1 Year           4.50%
AAA                0.00%        1-3  Years                 2.40%
AA                 0.00%        3-5  Years                 9.60%
A                  0.00%        5-10 Years                81.67%
BBB                1.50%        Greater than 10 Years      1.83%
BB                17.80%
B                 75.30%
Below B            8.40%
NR/NA              0.90%


* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, date completeness and accuracy cannot be guaranteed. represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a High Yield investment category.

                                                        Inception: May 1, 1996

 Global Bond Fund
 Capital Guardian Trust Company                                Management Team

Effective November 1, Capital Guardian Trust Company assumed management of the Fund.
 The Fund's slight overweight in U.S. bonds certainly added to overall performance. Because we maintained our belief that there is little upside potential in Japanese bonds, our underweight in Japan during the quarter hurt Fund returns.
 As has been the case for most of the year, exposure to corporate bonds in the U.S. and Europe also hurt returns. Credit spreads continued to widen in even the highest quality, most liquid sectors as corporate earnings downgrades stung the markets. Additionally, spread widening in Europe was worse than the U.S. due to liquidity concerns. Following the change in Fed policy in December, however, corporate bonds showed signs of meaningful improvement.
 The global government bond markets have priced in the beginning of a central bank easing cycle. Despite the evidence of a slowdown in the global economy, we believe there is little chance of an economic hard landing. With U.S. government bonds becoming richly valued we will look for opportunities to add quality corporate credits to the Fund. We will also continue to evaluate our overweight position in the euro and add to our exposure as warranted. Finally, based on the very attractive yield spreads available in corporate bonds globally, we expect them to measurably outperform government bonds in 2001.


                                    [GRAPH]

                       Global Bond Fund      Global Bond Benchmark(1)
          4/30/96          $10,000                   $10,000
          5/31/96            9,983                    10,002
          6/30/96           10,068                    10,123
          7/31/96           10,103                    10,163
          8/31/96           10,112                    10,184
          9/30/96           10,297                    10,371
         10/31/96           10,490                    10,587
         11/30/96           10,674                    10,775
         12/31/96           10,671                    10,704
          1/31/97           10,723                    10,763
          2/28/97           10,755                    10,801
          3/31/97           10,634                    10,697
          4/30/97           10,761                    10,847
          5/31/97           10,871                    10,938
          6/30/97           11,021                    11,082
          7/31/97           11,262                    11,351
          8/31/97           11,194                    11,281
          9/30/97           11,396                    11,456
         10/31/97           11,459                    11,599
         11/30/97           11,518                    11,661
         12/31/97           11,637                    11,787
          1/31/98           11,774                    11,939
          2/28/98           11,795                    11,958
          3/31/98           11,844                    12,015
          4/30/98           11,899                    12,078
          5/31/98           12,012                    12,206
          6/30/98           12,101                    12,296
          7/31/98           12,133                    12,344
          8/31/98           12,315                    12,556
          9/30/98           12,624                    12,852
         10/31/98           12,538                    12,796
         11/30/98           12,639                    12,886
         12/31/98           12,702                    12,910
          1/31/99           12,811                    13,019
          2/28/99           12,564                    12,826
          3/31/99           12,667                    12,917
          4/30/99           12,704                    12,990
          5/31/99           12,577                    12,912
          6/30/99           12,446                    12,766
          7/31/99           12,562                    12,739
          8/31/99           12,512                    12,753
          9/30/99           12,435                    12,818
         10/31/99           12,430                    12,844
         11/30/99           12,454                    12,887
         12/31/99           12,428                    12,889
          1/31/00           12,395                    12,899
          2/29/00           12,496                    13,029
          3/31/00           12,673                    13,245
          4/30/00           12,670                    13,279
          5/31/00           12,739                    13,357
          6/30/00           12,827                    13,473
          7/31/00           12,903                    13,575
          8/31/00           12,936                    13,638
          9/30/00           13,005                    13,717
         10/31/00           13,113                    13,832
         11/30/00           13,319                    14,107
         12/31/00           13,919                    14,613


Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
U.S. Treasury                               9.8%              15.8%
Federal Republic of Germany                 4.6%               1.4%
Federal National Mortgage Assoc.            4.6%               N/A
International Bank of Reconstruction
& Development                               4.6%               N/A
Republic of Finland                         4.5%               N/A
Government of France                        4.2%              17.8%
Bundesrepublic Deutschland                  4.0%               1.9%
U.K. Treasury                               4.0%               5.9%
Government of Netherlands                   N/A                5.3%
Kingdom of Spain                            3.4%               N/A

Average Annual Total Returns*
---------------------------------------------------------------------------
                             Global Bond     Global Bond      MorningStar
                                Fund         Benchmark(1)     Peer Group+
                              --------       ------------     -----------
  1 Year                        12.00%          13.37%            8.89%
 3 Years                         6.15            7.42             4.90
Since Inception (5/1/96)         7.34            8.46             5.38

Fund Composition (as of December 31, 2000)
---------------------------------------------------------------------------
Credit Quality                      Duration
--------------                      --------
Short Term             4.17%        less than 1 Year            4.17%
AAA                   83.26%        1-3 Years                  18.29%
AA                     1.78%        3-5 Years                  25.00%
A                      8.39%        5-10 Years                 51.45%
BBB                    1.69%        greater than 10 Years       1.09%
BB                     0.00%
B                      0.71%
Below B                0.00%
Foreign Currency      60.35%

(1) Global Bond Benchmark: 75% Lehman Brothers Aggregate Bond and 25% J.P. Morgan Non-US Government Bond Index, Hedged, from May 1996 to April 1999, the J.P. Morgan Global Bond Index (Hedged) May 1999 to October 2000 and the Salomon Brothers World Government Bond Index, Unhedged, November 2000 to present.

* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

+ Source: MorningStar, Inc. Data as of 12/31/00. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a 75% International Bond and 25% General Bond Intermediate category. Prior to November 2000, General Bond Intermediate High Quality investment style and an International Bond investment style. The peer group represents a 35% weighting of the General Bond Intermediate High Quality category and a 65% weighting of the International Bond category. Prior to May 1999 (concurrent with the Fund's strategy change), the peer group represents a 75% weighting of the General Bond Intermediate High Quality category and a 25% weighting of the International Bond category.

                                                     Inception: March 29, 1986

 Money Market Fund
 John Hancock Life Insurance Co.                             Peter Mitsopoulos


 The Federal Reserve's monetary tightening actions starting in 1999 continued as we entered 2000, but by mid-year the Fed abandoned further rate increases as the economy showed signs of weakness. The Fed Funds target rate stood at 6.50% and the Fed remained on hold through December 31. Just a few days after the New Year, however, the Fed enacted a 50 basis point reduction in the rate to 6.0%. During the first half of the year we shortened the fund's weighted average maturity (WAM) in order to capture higher yields under the tightening policy. The WAM of the Fund was approximately 45 days at year-end 1999 and had reached a low of 21 days in late April. We made efforts to push the level into the 30 day to 40 day range for the later part of the year given growing expectations for an end to fed tightening and ended the year with a WAM of 31 days.
 The Fund performed generally in-line with expectations during the year. We had become more cautious in our acquisition of adjustable rate securities because of two factors: They were becoming more expensive and some of the more active issuers were developing credit concerns. The Fund ended with only a 16% position versus 22% at year-end 1999. The market continues to make it difficult to pick up any appreciable yield differential by going out beyond one or two months. However, when we see value out on the curve, we will acquire securities in an effort to lock in yield and increase the Fund's weighted average maturity.
 The Fund is invested primarily in commercial paper (78%), adjustable rate notes (16%) with other money market securities making up the balance.

                                           [GRAPH]
                                                Money
                                                Market
                                                 Fund

                                12/31/90       $10,000
                                 1/31/91        10,063
                                 2/28/91        10,115
                                 3/31/91        10,165
                                 4/30/91        10,222
                                 5/31/91        10,271
                                 6/30/91        10,315
                                 7/31/91        10,369
                                 8/31/91        10,417
                                 9/30/91        10,465
                                10/31/91        10,511
                                11/30/91        10,549
                                12/31/91        10,596
                                 1/31/92        10,633
                                 2/29/92        10,664
                                 3/31/92        10,700
                                 4/30/92        10,735
                                 5/31/92        10,767
                                 6/30/92        10,804
                                 7/31/92        10,838
                                 8/31/92        10,870
                                 9/30/92        10,901
                                10/31/92        10,920
                                11/30/92        10,950
                                12/31/92        10,981
                                 1/31/93        11,009
                                 2/28/93        11,035
                                 3/31/93        11,065
                                 4/30/93        11,093
                                 5/31/93        11,118
                                 6/30/93        11,147
                                 7/31/93        11,175
                                 8/31/93        11,204
                                 9/30/93        11,232
                                10/31/93        11,258
                                11/30/93        11,287
                                12/31/93        11,316
                                 1/31/94        11,346
                                 2/28/94        11,372
                                 3/31/94        11,403
                                 4/30/94        11,432
                                 5/31/94        11,467
                                 6/30/94        11,505
                                 7/31/94        11,542
                                 8/31/94        11,588
                                 9/30/94        11,632
                                10/31/94        11,673
                                11/30/94        11,719
                                12/31/94        11,773
                                 1/31/95        11,829
                                 2/28/95        11,880
                                 3/31/95        11,939
                                 4/30/95        11,992
                                 5/31/95        12,054
                                 6/30/95        12,110
                                 7/31/95        12,168
                                 8/31/95        12,225
                                 9/30/95        12,279
                                10/31/95        12,338
                                11/30/95        12,394
                                12/31/95        12,453
                                 1/31/96        12,511
                                 2/29/96        12,562
                                 3/31/96        12,613
                                 4/30/96        12,668
                                 5/31/96        12,723
                                 6/30/96        12,773
                                 7/31/96        12,833
                                 8/31/96        12,888
                                 9/30/96        12,945
                                10/31/96        13,002
                                11/30/96        13,051
                                12/31/96        13,116
                                 1/31/97        13,174
                                 2/28/97        13,226
                                 3/31/97        13,284
                                 4/30/97        13,341
                                 5/31/97        13,400
                                 6/30/97        13,461
                                 7/31/97        13,522
                                 8/31/97        13,579
                                 9/30/97        13,643
                                10/31/97        13,706
                                11/30/97        13,762
                                12/31/97        13,830
                                 1/31/98        13,894
                                 2/28/98        13,949
                                 3/31/98        14,012
                                 4/30/98        14,074
                                 5/31/98        14,138
                                 6/30/98        14,200
                                 7/31/98        14,264
                                 8/31/98        14,329
                                 9/30/98        14,392
                                10/31/98        14,456
                                11/30/98        14,517
                                12/31/98        14,579
                                 1/31/99        14,640
                                 2/28/99        14,693
                                 3/31/99        14,752
                                 4/30/99        14,807
                                 5/31/99        14,866
                                 6/30/99        14,923
                                 7/31/99        14,984
                                 8/31/99        15,047
                                 9/30/99        15,109
                                10/31/99        15,176
                                11/30/99        15,242
                                12/31/99        15,315
                                 1/31/00        15,388
                                 2/29/00        15,457
                                 3/31/00        15,531
                                 4/30/00        15,604
                                 5/31/00        15,684
                                 6/30/00        15,766
                                 7/31/00        15,851
                                 8/31/00        15,937
                                 9/30/00        16,020
                                10/31/00        16,105
                                11/30/00        16,190
                                12/31/00        16,278

Top Ten Holdings (as of December 31, 2000)
---------------------------------------------------------------------------
                                            % of          six months ago
                                         investments     % of investments
Monte Rosa Capital Corp.                    4,2%               1.0%
Falcon Asset Securitization Corp.           3.7%               2.1%
Sigma Finance, Inc.                         3.6%               4.2%
Centric Capital Corp.                       3.6%               3.2%
Sheffield Receivables Corp.                 3.3%               4.1%
Merrill Lynch & Co., Inc.                   3.3%               0.5%
DOVER Corp. YRS 3+4                         3.2%               N/A
Lehman Brothers Holdings                    2.9%               N/A
Enterprise Funding Corp.                    2.7%               N/A
K2 USA LLC                                  2.6%               2.9%

Average Annual Total Returns*
---------------------------------------------------------------------------
                                    Money Market
                                       Fund/1/
                                    ------------
                      1 Year            6.29%
                      3 Years           5.58%
                      5 Years           5.50%
                     10 Years           4.99%

---------------------------------------------------------------------------
Top Ten Sectors (as of December 31, 2000)
---------------------------------------------------------------------------
                       % of                                % of
                    investments                         investments
Financial              83.9%        Consumer Staple        2.3%
Capital Equipment       5.7%        Technologyyclical      1.3%
Consumer Cyclical       3.5%        Basic Material         0.4%
Utility                 2.9%
---------------------------------------------------------------------------
    The Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $10.00/share.
* Total returns are for the period ended December 31, 2000. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.

/1/ Returns reflect extra-ordinary capital contribution of $284,471 in October
    2000

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                                                                                 Emerging
                          Large Cap   Fundamental Aggressive  Active             Markets   International International
                            Growth      Growth     Balanced    Bond    CORE Bond  Equity   Equity Index     Equity
                          ----------  ----------- ---------- --------  --------- --------  ------------- -------------
ASSETS
Long-Term Investments at
cost....................  $1,127,776    $49,497    $20,328   $768,472   $5,100   $41,395     $ 183,681      $15,406
Net unrealized
appreciation
(depreciation) of
investments.............      14,405     (5,942)       182     12,367      166   (12,835)        4,768         (699)
Short-Term Investments
at market...............      10,374      2,023      1,853     50,033       69     2,076         5,935          800
                          ----------    -------    -------   --------   ------   -------     ---------      -------
 Total Investments......   1,152,555     45,578     22,363    830,872    5,335    30,636       194,384       15,507
Cash....................                                        1,258                428                        203
Receivable for:
 Investments sold.......                    544                                      153           541
 Fund shares sold.......                    165         15                  21                                   25
 Interest...............                                69     11,939       73
 Dividends..............         667          7         16                            26           230           22
 Unrealized appreciation
 in forward foreign
 currency contracts.....                                                                            63
                          ----------    -------    -------   --------   ------   -------     ---------      -------
 TOTAL ASSETS...........   1,153,222     46,294     22,463    844,069    5,429    31,243       195,218       15,757
LIABILITIES
Payables for:
 Due to custodian.......           1
 Investments purchased..       5,558        164      1,506      1,258                 60                         24
 Fund shares purchased..          84                              292                131             3
 Futures contracts
 variation margin.......                                                                            18            3
 Other liabilities......         792         16         16        220        1        42           185           14
                          ----------    -------    -------   --------   ------   -------     ---------      -------
 TOTAL LIABILITIES......       6,435        180      1,522      1,770        1       233           206           41
                          ----------    -------    -------   --------   ------   -------     ---------      -------
NET ASSETS..............  $1,146,787    $46,114    $20,941   $842,299   $5,428   $31,010     $ 195,012      $15,716
                          ==========    =======    =======   ========   ======   =======     =========      =======
Shares of beneficial
interest outstanding....      60,719      3,684      2,046     89,197      525     4,629        12,668        1,595
                          ----------    -------    -------   --------   ------   -------     ---------      -------
Net asset value per
share...................  $    18.89    $ 12.52    $ 10.24   $   9.44   $10.33   $  6.70     $   15.39      $  9.85
                          ==========    =======    =======   ========   ======   =======     =========      =======
Composition of net
assets:
 Capital Paid in........   1,172,736     54,265     21,000    862,827    5,259    47,462       190,658       16,478
 Accumulated net
 realized gain (loss) on
 investments............     (40,354)    (2,209)      (243)   (38,924)            (3,468)          150          (58)
 Undistributed
 (distribution in excess
 of) net investment
 income (loss)..........                                 2      6,029        3      (151)        (441)           20
 Net unrealized
 appreciation
 (depreciation) of:
 Investments............      14,405     (5,942)       182     12,367      166   (12,835)        4,768         (699)
 Foreign currency
 translation............                                                               2            47           (2)
 Futures contracts......                                                                          (170)         (23)
                          ----------    -------    -------   --------   ------   -------     ---------      -------
Net Assets..............  $1,146,787    $46,114    $20,941   $842,299   $5,428   $31,010     $ 195,012      $15,716
                          ==========    =======    =======   ========   ======   =======     =========      =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                          Small Cap   Global   Mid Cap   Mid Cap Large Cap Large Cap  American Leaders Large/Mid
                           Growth    Balanced   Growth    Blend    Value   Value CORE Large Cap Value  Cap Value
                          ---------  --------  --------  ------- --------- ---------- ---------------- ---------
ASSETS
Long-Term Investments at
cost....................  $237,946   $27,948   $426,286  $19,357 $179,326   $15,509        $5,383       $13,535
Net unrealized
appreciation
(depreciation) of
investments.............    (9,242)     (552)   (59,334)   1,370   16,076       697           373         1,531
Short-Term Investments
at market...............     6,544       800     26,942      409   10,401     1,701           246           461
                          --------   -------   --------  ------- --------   -------        ------       -------
 Total Investments......   235,248    28,196    393,894   21,136  205,803    17,907         6,002        15,527
Cash....................                 152        105                         143
Receivable for:
 Investments sold.......       368         4      1,421                                                      81
 Fund shares sold.......                  31                 114       75       104            21           150
 Interest...............                 301
 Dividends..............        31        25                  20      276        22             7            15
 Unrealized appreciation
 in forward foreign
 currency contracts.....
                          --------   -------   --------  ------- --------   -------        ------       -------
 TOTAL ASSETS...........   235,647    28,709    395,420   21,270  206,154    18,176         6,030        15,773
LIABILITIES
Payables for:
 Due to custodian.......                                                2
 Investments purchased..       293       161        240             1,607                                    36
 Fund shares purchased..       755                1,120
 Other liabilities......        57        21         72       11       10        12             1             9
                          --------   -------   --------  ------- --------   -------        ------       -------
 TOTAL LIABILITIES......     1,105       182      1,432       11    1,619        12             1            45
                          --------   -------   --------  ------- --------   -------        ------       -------
NET ASSETS..............  $234,542   $28,527   $393,988  $21,259 $204,535   $18,164        $6,029       $15,728
                          ========   =======   ========  ======= ========   =======        ======       =======
Shares of beneficial
interest outstanding....    17,409     3,076     25,254    1,753   14,225     1,743           563         1,360
                          --------   -------   --------  ------- --------   -------        ------       -------
Net asset value per
share...................  $  13.47   $  9.27   $  15.60  $ 12.12 $  14.38   $ 10.42        $10.71       $ 11.57
                          ========   =======   ========  ======= ========   =======        ======       =======
Composition of net
assets:
 Capital Paid in........   256,144    29,929    494,657   20,346  188,660    17,535         5,656        14,276
 Accumulated net
 realized gain (loss) on
 investments............   (12,360)     (201)  (41,335)    (457)    (252)       (68)                        (79)
 Undistributed
 (distribution in excess
 of) net investment
 income.................                (667)                          51
 Net unrealized
 appreciation
 (depreciation) of:
 Investments............    (9,242)     (552)   (59,334)   1,370   16,076       697           373         1,531
 Foreign currency
 translation............                  18
                          --------   -------   --------  ------- --------   -------        ------       -------
Net Assets..............  $234,542   $28,527   $393,988  $21,259 $204,535   $18,164        $6,029       $15,728
                          ========   =======   ========  ======= ========   =======        ======       =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                          Money    Mid Cap   Small/Mid Cap  Bond        Large Cap     Small/Mid Cap Small/Mid Cap Real Estate
                          Market    Value       Growth      Index   Aggressive Growth     CORE          Value       Equity
                         --------  --------  ------------- -------  ----------------- ------------- ------------- -----------
ASSETS
Long-Term Investments
at cost................            $103,554    $176,651    $61,775       $28,690         $20,277       $28,089     $132,782
Net unrealized
appreciation
(depreciation) of
investments............              18,934       3,509        698        (3,085)            281          (143)      21,083
Short-Term Investments
at market..............  $489,445     6,504      10,456      1,167         1,122             800           975        4,220
                         --------  --------    --------    -------       -------         -------       -------     --------
 Total Investments.....   489,445   128,992     190,616     63,640        26,727          21,358        28,921      158,085
Cash...................         1                                              1             218            20
Receivable for:
 Investments sold......                           1,366                                                                 106
 Fund shares sold......     5,891       180          62         64            71              64           508          332
 Interest..............     1,598                            1,091
 Dividends.............                  80          38                        6              27            21          992
                         --------  --------    --------    -------       -------         -------       -------     --------
 TOTAL ASSETS..........   496,935   129,252     192,082     64,795        26,805          21,667        29,470      159,515
LIABILITIES
Payables for:
 Investments purchased.                           2,024                      550                            20          637
 Futures contracts
 variation margin......                                                                       16
 Other liabilities.....        82        19          48         27            11              15            14           67
                         --------  --------    --------    -------       -------         -------       -------     --------
 TOTAL LIABILITIES.....        82        19       2,072         27           561              31            34          704
                         --------  --------    --------    -------       -------         -------       -------     --------
NET ASSETS.............  $496,853  $129,233    $190,010    $64,768       $26,244         $21,636       $29,436     $158,811
                         ========  ========    ========    =======       =======         =======       =======     ========
Shares of beneficial
interest outstanding...    49,685     8,819      13,866      6,648         2,758           2,204         2,515       11,617
                         --------  --------    --------    -------       -------         -------       -------     --------
Net asset value per
share..................  $  10.00  $  14.65    $  13.70    $  9.74       $  9.52         $  9.82       $ 11.70     $  13.67
                         ========  ========    ========    =======       =======         =======       =======     ========
Composition of net
assets:
 Capital Paid in.......   496,853   111,999     186,447     64,748        30,148          21,435        29,574      136,878
 Accumulated net
 realized gain (loss)
 on investments........       (92)   (1,700)         24       (723)         (819)           (112)            5         (87)
 Undistributed
 (distribution in
 excess of) net
 investment income.....        92                               45                                                      936
 Net unrealized
 appreciation
 (depreciation) of:
 Investments...........              18,934       3,509        698        (3,085)            281          (143)      21,083
 Foreign currency
 translation...........                                                                                                   1
 Futures contracts.....                                                                       32
                         --------  --------    --------    -------       -------         -------       -------     --------
Net Assets.............  $496,853  $129,233    $190,010    $64,768       $26,244         $21,636       $29,436     $158,811
                         ========  ========    ========    =======       =======         =======       =======     ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                           Growth &               Short-Term Small Cap  International  Equity   High Yield Global
                            Income     Managed       Bond     Equity    Opportunities  Index       Bond     Bond
                          ----------  ----------  ---------- ---------  ------------- --------  ---------- -------
ASSETS
Long-Term Investments at
cost....................  $3,093,579  $2,733,012   $77,268   $ 81,153     $119,383    $491,247   $29,399   $62,664
Net unrealized
appreciation
(depreciation) of
investments.............     167,294     189,423       309    (13,694)      (4,033)     15,336    (5,393)    2,743
Short-Term Investments
at market...............     106,957     242,351     1,289      3,191        3,919      18,699     1,127     1,716
                          ----------  ----------   -------   --------     --------    --------   -------   -------
 Total Investments......   3,367,830   3,164,786    78,866     70,650      119,269     525,282    25,133    67,123
Cash....................                     512                               761          68        29
Receivable for:
 Investments sold.......       2,711      57,348                                                                 3
 Fund shares sold.......                               147                                 268        77
 Interest...............                  16,640     1,129                                           775     1,802
 Dividends..............       2,683       1,627                   39          147         428
 Futures contracts
 variation margin.......                     175
 Unrealized appreciation
 in forward foreign
 currency contracts.....                   3,780                                                                21
                          ----------  ----------   -------   --------     --------    --------   -------   -------
 TOTAL ASSETS...........   3,373,224   3,244,868    80,142     70,689      120,177     526,046    26,014    68,949
LIABILITIES
Payables for:
 Due to custodian.......
 Investments purchased..      46,640     238,293                  175                                 29
 Fund shares purchased..         466       1,091                  480           30                              34
 Futures contracts
 variation margin.......                                                                   241
 Unrealized depreciation
 in forward foreign
 currency contracts.....                   8,831                                                               434
 Other liabilities......       1,130         859        33          3          113         146         7         8
                          ----------  ----------   -------   --------     --------    --------   -------   -------
 TOTAL LIABILITIES......      48,236     249,074        33        658          143         387        36       476
                          ----------  ----------   -------   --------     --------    --------   -------   -------
NET ASSETS..............  $3,324,988  $2,995,794   $80,109   $ 70,031     $120,034    $525,659   $25,978   $68,473
                          ==========  ==========   =======   ========     ========    ========   =======   =======
Shares of beneficial
interest outstanding....     234,464     216,688     8,122      7,661       10,128      29,793     3,543     6,623
                          ----------  ----------   -------   --------     --------    --------   -------   -------
Net asset value per
share...................  $    14.18  $    13.82   $  9.86   $   9.14     $  11.85    $  17.64   $  7.33   $ 10.34
                          ==========  ==========   =======   ========     ========    ========   =======   =======
Composition of net
assets:
 Capital Paid in........   3,184,314   2,754,839    81,811     83,810      124,544     511,015    32,140    67,985
 Accumulated net
 realized gain (loss) on
 investments............     (26,620)      7,732    (2,145)      (100)        (469)       (119)     (796)   (3,395)
 Undistributed
 (distribution in excess
 of) net investment
 income.................                  47,075       134         15                                 27     1,463
 Net unrealized
 appreciation
 (depreciation) of:
 Investments............     167,294     189,423       309    (13,694)      (4,033)     15,336    (5,393)    2,743
 Foreign currency
 translation............                  (4,920)                               (8)                           (323)
 Futures contracts......                   1,645                                          (573)
                          ----------  ----------   -------   --------     --------    --------   -------   -------
Net Assets..............  $3,324,988  $2,995,794   $80,109   $ 70,031     $120,034    $525,659   $25,978   $68,473
                          ==========  ==========   =======   ========     ========    ========   =======   =======

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                                                                          Emerging
                          Large Cap  Fundmental Aggressive Active   CORE  Markets   International International
                           Growth      Growth    Balanced   Bond    Bond*  Equity   Equity Index     Equity
                          ---------  ---------- ---------- -------  ----- --------  ------------- -------------
INVESTMENT INCOME
 Income
 Interest...............  $   1,135   $   129     $ 268    $60,911  $178  $    112    $    357       $    53
 Dividends (Note B).....      6,567        40       139                        334       2,899           175
 Securities lending.....        130                            162                         172
                          ---------   -------     -----    -------  ----  --------    --------       -------
                              7,832       169       407     61,073   178       446       3,428           228
 Expenses
 Investment advisory fee
 (Note C)...............      4,956       249       104      2,573    18       524         354           139
 Auditors fees..........        102         2         1         59               3          16             1
 Custodian fees.........        401        19        29        357             529         346           102
 Fidelity Bond fees.....          1                              1
 Legal fees.............         22                             13               1           4
 Printing & mailing
 fees...................        909        16         3        580     1         8          34             3
 Trustees fees..........         22                             13               1           4
 Other fees.............          9         2                    5                           6             1
                          ---------   -------     -----    -------  ----  --------    --------       -------
                              6,422       288       137      3,601    19     1,066         764           246
 Less expenses
 reimbursed (Note C)....                   10        18        202             500         196            92
                          ---------   -------     -----    -------  ----  --------    --------       -------
                              6,422       278       119      3,399    19       566         568           154
                          ---------   -------     -----    -------  ----  --------    --------       -------
Net Investment Income
(Loss)..................      1,410      (109)      288     57,674   159      (120)      2,860            74
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) on sales of
 investments............    101,421     2,219      (221)   (11,679)   27      (614)      6,657           454
 Increase in unrealized
 appreciation
 (depreciation) of:
 Investments............   (356,204)   (8,121)     (433)    36,205   166   (21,121)    (51,096)       (2,652)
 Foreign currency
 translation............                                                       144          70            (2)
 Futures................                                      (177)                       (559)          (43)
                          ---------   -------     -----    -------  ----  --------    --------       -------
 Net realized and
 unrealized gain (loss)
 on investments.........   (254,783)   (5,902)     (654)    24,349   193   (21,591)    (44,928)       (2,243)
                          ---------   -------     -----    -------  ----  --------    --------       -------
 Net increase (decrease)
 in net assets resulting
 from operations .......  $(253,373)  $(6,011)    $(366)   $82,023  $352  $(21,711)   $(42,068)      $(2,169)
                          =========   =======     =====    =======  ====  ========    ========       =======

(*) Commenced investment operations on June 30, 2000
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                       Small Cap   Global    Mid Cap   Mid Cap Large Cap Large Cap  American Leaders Large/Mid Cap  Money
                        Growth    Balanced   Growth     Blend    Value   Value CORE Large Cap Value*     Value     Market
                       ---------  --------  ---------  ------- --------- ---------- ---------------- ------------- -------
INVESTMENT INCOME
 Income
 Interest............  $    306   $   707   $   1,570  $   23   $   442     $ 35          $  9          $   18     $26,023
 Dividends (Note B)..       122       272         141     121     4,257      226            48             169
 Securities lending..       418                   506                24
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
                            846       979       2,217     144     4,723      261            57             187      26,023
 Expenses
 Investment advisory
 fee (Note C)........     1,965       261       4,303      84     1,222       82            22              88       1,026
 Auditors fees.......        19         2          39       1        11        1                             1          28
 Custodian fees......       127       100         140      30        68       36                            36          91
 Fidelity Bond fees..                               1
 Legal fees..........         4         1           9                 3                                                  7
 Printing & mailing
 fees................        31        12          24       1                  1             1               1          37
 Trustees fees.......         4         1           9                 2                                                  6
 Other fees..........         4                     3                 1                                                  1
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
                          2,154       377       4,528     116     1,307      120            23             126       1,196
 Less expenses
 reimbursed (Note C).                  86                  21                 27                            29
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
                          2,154       291       4,528      95     1,307       93            23              97       1,196
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
Net Investment Income
(Loss)...............    (1,308)      688      (2,311)     49     3,416      168            34              90      24,827
REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) on sales of
 investments.........    (9,498)     (789)     (7,215)    324     7,226       79            18             103
 Increase in
 unrealized
 appreciation
 (depreciation) of:
 Investments.........   (67,925)   (2,824)   (229,686)  1,064    11,967      627           373           1,310
 Foreign currency
 translation.........                  86
 Futures.............                                                         (8)
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
 Net realized and
 unrealized gain
 (loss) on
 investments.........   (77,423)   (3,527)   (236,901)  1,388    19,193      698           391           1,413
                       --------   -------   ---------  ------   -------     ----          ----          ------     -------
 Net increase
 (decrease) in net
 assets resulting
 from operations ....  $(78,731)  $(2,839)  $(239,212) $1,437   $22,609     $866          $425          $1,503     $24,827
                       ========   =======   =========  ======   =======     ====          ====          ======     =======

(*) Commenced investment operations on June 30, 2000
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                          Mid Cap Small/Mid   Bond       Large Cap     Small/Mid Cap Small/Mid Cap Real Estate
                           Value  Cap Growth Index   Aggressive Growth     CORE          Value       Equity
                          ------- ---------- ------  ----------------- ------------- ------------- -----------
INVESTMENT INCOME
 Income
 Interest...............  $   221  $   489   $3,416       $    55          $  44        $   31       $   174
 Dividends (Note B).....    1,080      644                     95            195           127         9,360
 Securities lending.....       34       72
                          -------  -------   ------       -------          -----        ------       -------
                            1,335    1,205    3,416           150            239           158         9,534
 Expenses
 Investment advisory fee
 (Note C)...............      830    1,382       73           214            131           127           946
 Auditors fees..........        7       13        3             2              1             1            10
 Custodian fees.........       52       74       48            29             67            43            42
 Legal fees.............        1        3                                                                 2
 Printing & mailing
 fees...................        9       95        7             4              2             1            74
 Trustees fees..........        2        3        1                                                        2
 Other fees.............        1        1                                     1                           2
                          -------  -------   ------       -------          -----        ------       -------
                              902    1,571      132           249            202           172         1,078
 Less expenses
 reimbursed (Note C)....                         11            11             54            32
                          -------  -------   ------       -------          -----        ------       -------
                              902    1,571      121           238            148           140         1,078
                          -------  -------   ------       -------          -----        ------       -------
Net Investment Income
(Loss)..................      433     (366)   3,295           (88)            91            18         8,456
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) on sales of
 investments ...........   12,793   18,384     (532)         (648)           669         3,781         4,057
 Increase in unrealized
 appreciation
 (depreciation) of:
 Investments............   13,928   (2,257)   2,964        (5,205)          (561)         (223)       25,633
 Foreign currency
 translation............                                                                                   1
 Futures................                                                      25
                          -------  -------   ------       -------          -----        ------       -------
 Net realized and
 unrealized gain (loss)
 on investments.........   26,721   16,127    2,432        (5,853)           133         3,558        29,691
                          -------  -------   ------       -------          -----        ------       -------
 Net increase (decrease)
 in net assets resulting
 from operations .......  $27,154  $15,761   $5,727       $(5,941)         $ 224        $3,576       $38,147
                          =======  =======   ======       =======          =====        ======       =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

                          Growth &             Short-Term Small Cap International  Equity   High Yield Global
                           Income    Managed      Bond     Equity   Opportunities  Index       Bond     Bond
                          ---------  --------  ---------- --------- ------------- --------  ---------- ------
INVESTMENT INCOME
 Income
 Interest...............  $   3,666  $ 83,116    $4,870    $   120    $    281    $    336   $ 2,348   $3,593
 Dividends (Note B).....     44,115    22,600                1,479       1,049       6,368        11
 Securities lending.....        255       391         7                     53                             19
                          ---------  --------    ------    -------    --------    --------   -------   ------
                             48,036   106,107     4,877      1,599       1,383       6,704     2,359    3,612
 Expenses
 Investment advisory fee
 (Note C)...............     12,188    12,069       221        602         820         682       159      468
 Auditors fees..........        283       230         4          5           7          35         2        5
 Custodian fees.........      1,038     1,017        35         52         177         165        48       61
 Fidelity Bond fees.....          4         3
 Legal fees.............         64        52         1          1           1           7                  1
 Printing & mailing
 fees...................      1,796     1,358                   40          65          73         4       59
 Trustees fees..........         61        49         1          1           2           8         1        1
 Other fees.............         24        19                    1                      11
                          ---------  --------    ------    -------    --------    --------   -------   ------
                             15,458    14,797       262        702       1,072         981       214      595
 Less expenses
 reimbursed (Note C)....                                        23         154                    30       64
                          ---------  --------    ------    -------    --------    --------   -------   ------
                             15,458    14,797       262        679         918         981       184      531
                          ---------  --------    ------    -------    --------    --------   -------   ------
Net Investment Income ..     32,578    91,310     4,615        920         465       5,723     2,175    3,081
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) on sales of
 investments ...........    445,349   237,169      (582)     4,551       4,855      18,724      (518)    (126)
 Increase in unrealized
 appreciation
 (depreciation) of:
 Investments............   (990,353) (319,332)    1,702    (12,268)    (22,685)    (76,321)   (4,604)   6,101
 Foreign currency
 translation ...........              (11,297)                              (3)                        (1,596)
 Futures................                1,645                                         (928)               (90)
                          ---------  --------    ------    -------    --------    --------   -------   ------
Net realized and
unrealized gain (loss)
on investments..........   (545,004)  (91,815)    1,120     (7,717)    (17,833)    (58,525)   (5,122)   4,289
                          ---------  --------    ------    -------    --------    --------   -------   ------
Net increase (decrease)
in net assets resulting
from operations ........  $(512,426) $   (505)   $5,735    $(6,797)   $(17,368)   $(52,802)  $(2,947)  $7,370
                          =========  ========    ======    =======    ========    ========   =======   ======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Large Cap Growth             Fundamental Growth              Aggressive Balanced
                     ------------------------- -------------------------------- --------------------------------
                                                                Period from                      Period from
                      Year Ended   Year Ended   Year Ended  August 31, 1999 (*)  Year Ended  August 31, 1999 (*)
                     December 31, December 31, December 31,   to December 31,   December 31,   to December 31,
                         2000         1999         2000            1999             2000            1999
                     ------------ ------------ ------------ ------------------- ------------ -------------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income (loss)....    $    1,410   $    4,048    $  (109)         $  (11)         $   288          $    60
 Net realized gain
 (loss) on sales
 of investments...       101,421      246,459      2,219             786             (221)              73
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......      (356,204)      20,524     (8,121)          2,179             (433)             615
 Futures..........
                      ----------   ----------    -------          ------          -------          -------
 Net increase
 (decrease) in net
 assets resulting
 from operations..      (253,373)     271,031     (6,011)          2,954             (366)             748
Distributions to
Shareholders From:
 Net investment
 income...........        (2,000)      (3,925)                                       (289)             (56)
 In excess of net
 investment
 income...........
 Realized gain on
 investments......      (137,737)    (208,789)    (2,478)           (516)             (41)             (39)
 In excess of
 realized gain....       (40,230)                 (2,097)                             (15)
 Capital paid in..        (3,418)                   (111)
                      ----------   ----------    -------          ------          -------          -------
  Decrease in net
  assets resulting
  from
  distributions...      (183,385)    (212,714)    (4,686)           (516)            (345)             (95)
Trust Share
Transactions
 Proceeds from
 shares sold......       206,257      154,558     76,255           6,365           10,598           11,694
 Distributions
 reinvested.......       183,384      212,714      4,686             516              345               95
 Payment for
 shares redeemed..      (188,569)    (169,880)   (33,305)           (144)          (1,174)            (559)
                      ----------   ----------    -------          ------          -------          -------
  Increase
  (decrease) from
  trust share
  transactions....       201,072      197,392     47,636           6,737            9,769           11,230
                      ----------   ----------    -------          ------          -------          -------
NET INCREASE
(DECREASE) IN NET
ASSETS............      (235,686)     255,709     36,939           9,175            9,058           11,883
NET ASSETS
 Beginning of
 Period...........     1,382,473    1,126,764      9,175                           11,883
                      ----------   ----------    -------          ------          -------          -------
 End of Period....    $1,146,787   $1,382,473    $46,114          $9,175          $20,941          $11,883
                      ==========   ==========    =======          ======          =======          =======
Analysis of Trust
Share
Transactions:
 Sold.............         7,547        5,540      4,670             608            1,004            1,164
 Reinvested.......         9,625        8,043        383              41               33                9
 Redeemed.........        (7,033)      (6,019)    (2,005)            (13)            (110)             (54)
                      ----------   ----------    -------          ------          -------          -------
Net increase
(decrease) in
shares
outstanding.......        10,139        7,564      3,048             636              927            1,119
                      ==========   ==========    =======          ======          =======          =======
                            Active Bond
                     -------------------------
                      Year Ended   Year Ended
                     December 31, December 31,
                         2000         1999
                     ------------ ------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income (loss)....     $ 57,674     $ 61,745
 Net realized gain
 (loss) on sales
 of investments...      (11,679)     (25,838)
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......       36,205      (44,681)
 Futures..........         (177)         177
                     ------------ ------------
 Net increase
 (decrease) in net
 assets resulting
 from operations..       82,023       (8,597)
Distributions to
Shareholders From:
 Net investment
 income...........      (53,480)     (65,478)
 In excess of net
 investment
 income...........
 Realized gain on
 investments......
 In excess of
 realized gain....
 Capital paid in..
                     ------------ ------------
  Decrease in net
  assets resulting
  from
  distributions...      (53,480)     (65,478)
Trust Share
Transactions
 Proceeds from
 shares sold......       95,188       86,852
 Distributions
 reinvested.......       53,480       65,478
 Payment for
 shares redeemed..     (185,198)    (135,090)
                     ------------ ------------
  Increase
  (decrease) from
  trust share
  transactions....      (36,530)      17,240
                     ------------ ------------
NET INCREASE
(DECREASE) IN NET
ASSETS............       (7,987)     (56,835)
NET ASSETS
 Beginning of
 Period...........      850,286      907,121
                     ------------ ------------
 End of Period....     $842,299     $850,286
                     ============ ============
Analysis of Trust
Share
Transactions:
 Sold.............       10,355        9,038
 Reinvested.......        5,823        6,931
 Redeemed.........      (20,181)     (14,198)
                     ------------ ------------
Net increase
(decrease) in
shares
outstanding.......       (4,003)       1,771
                     ============ ============

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                                     International Equity
                           CORE Bond      Emerging Markets Equity            Index               International Equity
                       ----------------- ------------------------- ------------------------- -----------------------------
                          Period from                                                                       Period from
                       June 29, 2000 (*)  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  August 1,1999(*)
                        to December 31,  December 31, December 31, December 31, December 31, December 31, to December 31,
                             2000            2000         1999         2000         1999         2000           1999
                       ----------------- ------------ ------------ ------------ ------------ ------------ ----------------
INCREASE/(DECREASE)
IN NET ASSETS
From Operations
 Net investment
 income (loss).......       $  159         $  (120)     $    27      $  2,860     $  2,404     $    74        $     7
 Net realized gain
 (loss) on sales of
 investments.........           27            (614)       1,607         6,657        4,750         454            190
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments.........          166         (21,121)       9,598       (51,096)      48,346      (2,652)         1,953
 Foreign currency
 translation.........                          144         (142)           70         (133)         (2)
 Futures.............                                                    (559)         517         (43)            20
                            ------         -------      -------      --------     --------     -------        -------
 Net increase
 (decrease) in net
 assets resulting
 from operations.....          352         (21,711)      11,090       (42,068)      55,884      (2,169)         2,170
Distributions to
Shareholders From:
 Net investment
 income..............         (156)                         (17)       (2,257)      (2,382)        (47)           (12)
 In excess of net
 investment income...                                       (44)
 Realized gain on
 investments.........          (27)         (2,658)        (250)       (7,138)      (4,633)       (471)          (175)
 In excess of
 realized gain.......                                      (936)                      (583)        (58)
 Capital paid in.....                          (47)                      (916)
                            ------         -------      -------      --------     --------     -------        -------
  Decrease in net
  assets resulting
  from distributions.         (183)         (2,705)      (1,247)      (10,311)      (7,598)       (576)          (187)
Capital Contribution.                                       445
Trust Share
Transactions
 Proceeds from shares
 sold................        5,120          59,279       29,538        61,181       62,080      13,293         10,271
 Distributions
 reinvested..........          183           2,705        1,247        10,313        7,598         576            187
 Payment for shares
 redeemed............          (44)        (39,154)     (15,787)      (68,120)     (47,084)     (7,838)           (11)
                            ------         -------      -------      --------     --------     -------        -------
  Increase from trust
  share transactions.        5,259          22,830       14,998         3,374       22,594       6,031         10,447
                            ------         -------      -------      --------     --------     -------        -------
NET INCREASE
(DECREASE) IN NET
ASSETS...............        5,428          (1,586)      25,286       (49,005)      70,880       3,286         12,430
NET ASSETS
 Beginning of Period.                       32,596        7,310       244,017      173,137      12,430
                            ------         -------      -------      --------     --------     -------        -------
 End of Period.......       $5,428         $31,010      $32,596      $195,012     $244,017     $15,716        $12,430
                            ======         =======      =======      ========     ========     =======        =======
Analysis of Trust
Share Transactions:
 Sold................          512           5,177        3,232         3,450        3,668       1,223          1,024
 Reinvested..........           18             408          113           651          428          59             17
 Redeemed............           (5)         (3,614)      (1,719)       (3,854)      (2,802)       (727)            (1)
                            ------         -------      -------      --------     --------     -------        -------
Net increase
(decrease) in shares
outstanding..........          525           1,971        1,626           247        1,294         555          1,040
                            ======         =======      =======      ========     ========     =======        =======

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                       Small Cap Growth           Global Balanced           Mid Cap Growth                Mid Cap Blend
                   ------------------------- ------------------------- ------------------------- -------------------------------
                                                                                                                 Period from
                    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  August 31, 1999(*)
                   December 31, December 31, December 31, December 31, December 31, December 31, December 31,  to December 31,
                       2000         1999         2000         1999         2000         1999         2000            1999
                   ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income (loss)...    $ (1,308)    $   (679)    $   688      $   813     $  (2,311)    $ (1,351)    $    49          $   14
 Net realized
 gain (loss) on
 sales of
 investments.....      (9,498)      24,283        (789)       1,839        (7,215)      55,989         324             268
 Change in net
 unrealized
 appreciation
 (depreciation)
 of Investments..     (67,925)      41,804      (2,824)        (519)     (229,686)     148,557       1,064             306
 Foreign currency
 translation.....                                   86         (606)                       (33)
                     --------     --------     -------      -------     ---------     --------     -------          ------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......     (78,731)      65,408      (2,839)       1,527      (239,212)     203,162       1,437             588
Distributions to
Shareholders
From:
 Net investment
 income..........                                 (703)        (565)                                   (51)            (13)
 In excess of net
 investment
 income..........
 Realized gain on
 investments.....      (1,933)     (21,491)        (41)      (1,836)       (8,563)     (46,186)       (391)           (204)
 In excess of
 realized gain...                                 (283)                   (33,799)                    (455)
 Capital paid in.     (20,976)                    (355)        (230)      (22,185)
                     --------     --------     -------      -------     ---------     --------     -------          ------
 Decrease in net
 assets resulting
 from
 distributions...     (22,909)     (21,491)     (1,382)      (2,631)      (64,547)     (46,186)       (897)           (217)
Trust Share
Transactions
 Proceeds from
 shares sold.....     239,410       66,717       8,360        6,406       311,599      192,846      17,016           5,275
 Distributions
 reinvested......      22,968       21,491       1,382        2,631        64,547       46,186         897             217
 Payment for
 shares redeemed.    (105,766)     (27,404)     (8,571)      (6,772)     (131,336)     (37,156)     (3,004)            (53)
                     --------     --------     -------      -------     ---------     --------     -------          ------
 Increase from
 trust share
 transactions....     156,612       60,804       1,171        2,265       244,810      201,876      14,909           5,439
                     --------     --------     -------      -------     ---------     --------     -------          ------
NET INCREASE
(DECREASE) IN NET
ASSETS...........      54,972      104,721      (3,050)       1,161       (58,949)     358,852      15,449           5,810
NET ASSETS
 Beginning of
 Period..........     179,570       74,849      31,577       30,416       452,937       94,085       5,810
                     --------     --------     -------      -------     ---------     --------     -------          ------
 End of Period...    $234,542     $179,570     $28,527      $31,577     $ 393,988     $452,937     $21,259          $5,810
                     ========     ========     =======      =======     =========     ========     =======          ======
Analysis of Trust
Share
Transactions:
 Sold............      11,984        4,233         848          590        10,835        9,353       1,377             526
 Reinvested......       1,788        1,245         145          251         4,228        1,749          75              22
 Redeemed........      (5,757)      (1,847)       (867)        (625)       (5,305)      (1,830)       (242)             (5)
                     --------     --------     -------      -------     ---------     --------     -------          ------
Net increase in
shares
outstanding......       8,015        3,631         126          216         9,758        9,272       1,210             543
                     ========     ========     =======      =======     =========     ========     =======          ======

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                                             American Leaders
                                                        Large Cap               Large Cap
                        Large Cap Value                Value CORE                 Value             Large/Mid Cap Value
                   ------------------------- ------------------------------- ---------------- -------------------------------
                                                             Period from       Period from                    Period from
                    Year Ended   Year Ended   Year Ended  August 31, 1999(*) June 30, 2000(*)  Year Ended  August 31, 1999(*)
                   December 31, December 31, December 31,  to December 31,   to December 31,  December 31,  to December 31,
                       2000         1999         2000            1999              2000           2000            1999
                   ------------ ------------ ------------ ------------------ ---------------- ------------ ------------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income..........    $  3,416     $  2,774     $   168          $   21            $   34        $    90          $   17
 Net realized
 gain on sales of
 investments.....       7,226        7,671          79             100                18            103              11
 Change in net
 unrealized
 appreciation
 (depreciation)
 of
 Investments.....      11,967       (7,556)        627              70               373          1,310             221
 Futures.........                                   (8)              8
                     --------     --------     -------          ------            ------        -------          ------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......      22,609        2,889         866             199               425          1,503             249
Distributions to
Shareholders
From:
 Net investment
 income..........      (3,459)      (2,733)       (169)            (19)              (34)           (91)            (15)
 In excess of net
 investment
 income..........          (6)
 Realized gain on
 investments.....      (7,200)      (7,756)        (93)            (82)              (18)          (106)            (11)
 In excess of
 realized gain...        (131)         (28)        (59)             (4)                             (71)             (4)
 Capital paid in.         (90)                     (14)             (9)
                     --------     --------     -------          ------            ------        -------          ------
 Decrease in net
 assets resulting
 from
 distributions...     (10,886)     (10,517)       (335)           (114)              (52)          (268)            (30)
Trust Share
Transactions
 Proceeds from
 shares sold.....      73,820       64,676      11,275           6,323             6,694          8,712           5,905
 Distributions
 reinvested......      10,886       10,517         335             114                51            268              30
 Payment for
 shares redeemed.     (47,743)     (35,081)       (348)           (151)           (1,089)          (588)            (53)
                     --------     --------     -------          ------            ------        -------          ------
 Increase from
 trust share
 transactions....      36,963       40,112      11,262           6,286             5,656          8,392           5,882
                     --------     --------     -------          ------            ------        -------          ------
NET INCREASE
(DECREASE) IN NET
ASSETS...........      48,686       32,484      11,793           6,371             6,029          9,627           6,101
NET ASSETS
 Beginning of
 Period..........     155,849      123,365       6,371                                            6,101
                     --------     --------     -------          ------            ------        -------          ------
 End of Period...    $204,535     $155,849     $18,164          $6,371            $6,029        $15,728          $6,101
                     ========     ========     =======          ======            ======        =======          ======
Analysis of Trust
Share
Transactions:
 Sold............       5,462        4,383       1,118             630               662            806             588
 Reinvested......         780          774          33              12                 4             24               3
 Redeemed........      (3,569)      (2,404)        (35)            (15)             (103)           (56)             (5)
                     --------     --------     -------          ------            ------        -------          ------
Net increase in
shares
outstanding......       2,673        2,753       1,116             627               563            774             586
                     ========     ========     =======          ======            ======        =======          ======

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Money Market              Mid Cap Value         Small/Mid Cap Growth           Bond Index
                   ------------------------- ------------------------- ------------------------- -------------------------
                    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                   December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                       2000         1999         2000         1999         2000         1999         2000         1999
                   ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income (loss)...    $ 24,827     $ 19,133     $    433     $   584      $   (366)    $   (497)    $ 3,295      $ 2,119
 Net realized
 gain (loss) on
 sales of
 investments.....                                12,793      (2,104)       18,384       26,575        (532)        (186)
 Change in net
 unrealized
 appreciation
 (depreciation)
 of investments..                                13,928       5,960        (2,257)     (17,156)      2,964       (2,724)
                     --------     --------     --------     -------      --------     --------     -------      -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......      24,827       19,133       27,154       4,440        15,761        8,922       5,727         (791)
Distributions to
Shareholders
From:
 Net investment
 income..........     (25,112)     (19,133)        (434)       (580)                   (26,069)     (3,317)      (2,057)
 In excess of net
 investment
 income..........
 Realized gain on
 investments.....                                (3,233)                  (17,683)      (1,884)
 In excess of
 realized gain...                                (9,663)                   (1,947)
 Capital paid in.
                     --------     --------     --------     -------      --------     --------     -------      -------
 Decrease in net
 assets resulting
 from
 distributions...     (25,112)     (19,133)     (13,330)       (580)      (19,630)     (27,953)     (3,317)      (2,057)
Capital
Contribution.....         284
Trust Share
Transactions
 Proceeds from
 shares sold.....     582,795      557,157       46,034      29,586        35,984       22,355      45,465       14,617
 Distributions
 reinvested......      25,121       19,133       13,330         580        19,630       27,953       1,488        2,057
 Payment for
 shares redeemed.    (562,297)    (520,250)     (36,105)    (36,696)      (43,666)     (42,678)    (23,031)      (3,391)
                     --------     --------     --------     -------      --------     --------     -------      -------
 Increase
 (decrease) from
 trust share
 transactions....      45,619       56,040       23,259      (6,530)       11,948        7,630      23,922       13,283
                     --------     --------     --------     -------      --------     --------     -------      -------
NET INCREASE
(DECREASE) IN NET
ASSETS...........      45,618       56,040       37,083      (2,670)        8,079      (11,401)     26,332       10,435
NET ASSETS
 Beginning of
 Period..........     451,235      395,195       92,150      94,820       181,931      193,332      38,436       28,001
                     --------     --------     --------     -------      --------     --------     -------      -------
 End of Period...    $496,853     $451,235     $129,233     $92,150      $190,010     $181,931     $64,768      $38,436
                     ========     ========     ========     =======      ========     ========     =======      =======
Analysis of Trust
Share
Transactions:
 Sold............      58,279       55,717        3,243       2,380         2,392        1,398       4,808        1,516
 Reinvested......       2,512        1,913          935          48         1,474        2,105         158          213
 Redeemed........     (56,230)     (52,025)      (2,571)     (2,997)       (2,963)      (2,669)     (2,443)        (352)
                     --------     --------     --------     -------      --------     --------     -------      -------
Net increase
(decrease) in
shares
outstanding......       4,561        5,605        1,607        (569)          903          834       2,523        1,377
                     ========     ========     ========     =======      ========     ========     =======      =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                      Large Cap Aggressive Growth       Small/Mid Cap CORE           Small/Mid Cap Value
                    -------------------------------- ------------------------- --------------------------------
                                     Period from                                                Period from
                     Year Ended  August 31, 1999 (*)  Year Ended   Year Ended   Year Ended  August 31, 1999 (*)
                    December 31,   to December 31,   December 31, December 31, December 31,   to December 31,
                        2000            1999             2000         1999         2000            1999
                    ------------ ------------------- ------------ ------------ ------------ -------------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income (loss)....    $   (88)         $   (15)        $    91       $   18      $    18          $   (2)
 Net realized gain
 (loss) on sales
 of investments...       (648)             133             669          714        3,781             190
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......     (5,205)           2,120            (561)         578         (223)             80
 Foreign currency
 translation......
 Futures..........                                          25            7
                      -------          -------         -------       ------      -------          ------
 Net increase
 (decrease) in net
 assets resulting
 from operations..     (5,941)           2,238             224        1,317        3,576             268
Distributions to
Shareholders From:
 Net investment
 income...........                                         (90)         (18)         (17)
 In excess of net
 investment
 income...........
 Realized gain on
 investments......        (28)             (93)           (671)        (715)      (3,779)           (185)
 In excess of
 realized gain....       (168)                            (102)
 Capital paid in..       (284)                             (53)
                      -------          -------         -------       ------      -------          ------
 Decrease in net
 assets resulting
 from
 distributions....       (480)             (93)           (916)        (733)      (3,796)           (185)
 Trust Share
 Transactions
 Proceeds from
 shares sold......     24,586           12,920          22,514        5,301       21,624           5,326
 Distributions
 reinvested.......        481               93             669          733        3,796             185
 Payment for
 shares redeemed..     (7,476)             (84)         (9,103)      (3,385)      (1,334)            (24)
                      -------          -------         -------       ------      -------          ------
  Increase
  (decrease) from
  trust share
  transactions....     17,591           12,929          14,080        2,649       24,086           5,487
                      -------          -------         -------       ------      -------          ------
NET INCREASE
(DECREASE) IN NET
ASSETS............     11,170           15,074          13,388        3,233       23,866           5,570
NET ASSETS
 Beginning of
 Period...........     15,074                            8,248        5,015        5,570
                      -------          -------         -------       ------      -------          ------
 End of Period....    $26,244          $15,074         $21,636       $8,248      $29,436          $5,570
                      =======          =======         =======       ======      =======          ======
Analysis of Trust
Share
Transactions:
 Sold.............      2,136            1,262           2,174          557        1,733             533
 Reinvested.......         51                8              70           80          339              19
 Redeemed.........       (692)              (7)           (880)        (353)        (107)             (2)
                      -------          -------         -------       ------      -------          ------
Net increase
(decrease) in
shares
outstanding.......      1,495            1,263           1,364          284        1,965             550
                      =======          =======         =======       ======      =======          ======
                       Real Estate Equity
                    -------------------------
                     Year Ended   Year Ended
                    December 31, December 31,
                        2000         1999
                    ------------ ------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income (loss)....    $  8,456     $  8,880
 Net realized gain
 (loss) on sales
 of investments...       4,057       (5,679)
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......      25,633       (5,829)
 Foreign currency
 translation......           1
 Futures..........
                    ------------ ------------
 Net increase
 (decrease) in net
 assets resulting
 from operations..      38,147       (2,628)
Distributions to
Shareholders From:
 Net investment
 income...........      (8,456)      (8,957)
 In excess of net
 investment
 income...........        (404)
 Realized gain on
 investments......        (649)
 In excess of
 realized gain....      (3,328)
 Capital paid in..      (1,440)
                    ------------ ------------
 Decrease in net
 assets resulting
 from
 distributions....     (14,277)      (8,957)
 Trust Share
 Transactions
 Proceeds from
 shares sold......      51,873       19,688
 Distributions
 reinvested.......      14,277        8,957
 Payment for
 shares redeemed..     (57,423)     (43,635)
                    ------------ ------------
  Increase
  (decrease) from
  trust share
  transactions....       8,727      (14,990)
                    ------------ ------------
NET INCREASE
(DECREASE) IN NET
ASSETS............      32,597      (26,575)
NET ASSETS
 Beginning of
 Period...........     126,214      152,789
                    ------------ ------------
 End of Period....    $158,811     $126,214
                    ============ ============
Analysis of Trust
Share
Transactions:
 Sold.............       4,031        1,643
 Reinvested.......       1,085          756
 Redeemed.........      (4,499)      (3,662)
                    ------------ ------------
Net increase
(decrease) in
shares
outstanding.......         617       (1,263)
                    ============ ============

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Growth & Income               Managed               Short-Term Bond          Small Cap Equity
                    ------------------------- ------------------------- ------------------------- -------------------------
                     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                    December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                        2000         1999         2000         1999         2000         1999         2000         1999
                    ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income...........   $   32,578   $   38,514   $   91,310   $   92,042    $ 4,615      $  4,503     $   920      $    501
 Net realized gain
 (loss) on sales
 of investments...      445,349      516,452      237,169      287,125       (582)       (1,350)      4,551           950
 Change in net
 unrealized
 appreciation
 (depreciation) of
 Investments......     (990,353)      38,349     (319,332)     (97,986)     1,702        (1,085)    (12,268)       (3,703)
 Foreign currency
 translation......                                (11,297)      11,252
 Futures..........                                  1,645         (316)
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
 Net increase
 (decrease) in net
 assets resulting
 from operations..     (512,426)     593,315         (505)     292,117      5,735         2,068      (6,797)       (2,252)
Distributions to
Shareholders From:
 Net investment
 income...........      (33,412)     (37,895)     (93,117)     (89,766)    (4,591)       (4,483)     (1,004)         (419)
 In excess of net
 investment
 income...........
 Realized gain on
 investments......     (519,555)    (444,028)    (235,437)    (236,198)                                (990)          (92)
 In excess of
 realized gain....      (25,745)                                                                     (1,431)       (1,087)
 Capital paid in .      (44,762)                                                                     (2,130)
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
 Decrease in net
 assets resulting
 from
 distributions....     (623,474)    (481,923)    (328,554)    (325,964)    (4,591)       (4,483)     (5,555)       (1,598)
 Trust Share
 Transactions
 Proceeds from
 shares sold......      110,896      271,718       66,759      229,925     29,529        33,554      33,823        26,942
 Distributions
 reinvested.......      623,473      481,923      328,531      325,964      4,591         4,483       5,555         1,598
 Payment for
 shares redeemed..     (492,322)    (316,977)    (501,356)    (393,033)   (23,999)      (43,972)    (25,895)      (19,885)
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
  Increase
  (decrease) from
  trust share
  transactions....      242,047      436,664     (106,066)     162,856     10,121        (5,935)     13,483         8,655
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
NET INCREASE
(DECREASE) IN NET
ASSETS............     (893,853)     548,056     (435,125)     129,009     11,265        (8,350)      1,131         4,805
NET ASSETS
 Beginning of
 Period...........    4,218,841    3,670,785    3,430,919    3,301,910     68,844        77,194      68,900        64,095
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
 End of Period....   $3,324,988   $4,218,841   $2,995,794   $3,430,919    $80,109      $ 68,844     $70,031      $ 68,900
                     ==========   ==========   ==========   ==========    =======      ========     =======      ========
Analysis of Trust
Share
Transactions:
 Sold.............        5,816       13,198        4,373       14,370      3,035         3,382       3,114         2,410
 Reinvested.......       43,333       24,670       23,203       21,188        472           455         614           152
 Redeemed.........      (25,508)     (15,364)    (32,979)      (24,638)   (2,466)        (4,438)    (2,378)        (1,782)
                     ----------   ----------   ----------   ----------    -------      --------     -------      --------
Net increase
(decrease) in
shares
outstanding.......       23,641       22,504      (5,403)       10,920      1,041          (601)      1,350           780
                     ==========   ==========   ==========   ==========    =======      ========     =======      ========

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         International
                         Opportunities             Equity Index             High Yield Bond             Global Bond
                   ------------------------- ------------------------- ------------------------- -------------------------
                    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                   December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                       2000         1999         2000         1999         2000         1999         2000         1999
                   ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
INCREASE
(DECREASE) IN NET
ASSETS
From Operations
 Net investment
 income..........    $    465     $    518     $  5,723     $  4,679     $ 2,175      $  1,357     $ 3,081      $ 3,346
 Net realized
 gain (loss) on
 sales of
 investments.....       4,855        4,853       18,724       14,409        (518)         (275)       (126)        (178)
 Change in net
 unrealized
 appreciation
 (depreciation)
 of
 Investments.....     (22,685)      15,077      (76,321)      45,659      (4,604)         (223)      6,101       (5,951)
 Foreign currency
 translation.....          (3)          (7)                                                         (1,596)       1,134
 Futures.........                                  (928)          99                                   (90)          75
                     --------     --------     --------     --------     -------      --------     -------      -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......     (17,368)      20,441      (52,802)      64,846      (2,947)          859       7,370       (1,574)
Distributions to
Shareholders
From:
 Net investment
 income..........        (423)        (565)      (5,292)      (4,536)     (2,186)       (1,323)     (4,040)      (3,871)
 In excess of net
 investment
 income..........                       (2)
 Realized gain on
 investments.....      (4,722)      (4,642)     (20,438)     (13,884)
 In excess of
 realized gain...        (390)        (180)        (231)
 Capital paid in.        (749)                     (555)
                     --------     --------     --------     --------     -------      --------     -------      -------
 Decrease in net
 assets resulting
 from
 distributions...      (6,284)      (5,389)     (26,516)     (18,420)     (2,186)       (1,323)     (4,040)      (3,871)
Trust Share
Transactions
 Proceeds from
 shares sold.....      81,609       34,115      226,311      220,255      22,157        18,264      11,709       29,103
 Shares issued in
 reorganization
 (Note F)........      22,528
 Distributions
 reinvested......       6,285        5,389       26,516       18,420       2,227         1,323       4,046        3,871
 Payment for
 shares redeemed.     (46,530)     (39,012)     (99,146)     (66,383)    (13,194)      (13,991)    (21,603)     (23,329)
                     --------     --------     --------     --------     -------      --------     -------      -------
 Increase
 (decrease) from
 trust share
 transactions....      63,892          492      153,681      172,292      11,190         5,596      (5,848)       9,645
                     --------     --------     --------     --------     -------      --------     -------      -------
NET INCREASE
(DECREASE) IN NET
ASSETS...........      40,240       15,544       74,363      218,718       6,057         5,132      (2,518)       4,200
NET ASSETS
 Beginning of
 Period..........      79,794       64,250      451,296      232,578      19,921        14,789      70,991       66,791
                     --------     --------     --------     --------     -------      --------     -------      -------
 End of Period...    $120,034     $ 79,794     $525,659     $451,296     $25,978      $ 19,921     $68,473      $70,991
                     ========     ========     ========     ========     =======      ========     =======      =======
Analysis of Trust
Share
Transactions:
 Sold............       5,776        2,657       11,361       11,477       2,663         2,003       1,168        2,816
 Shares issued in
 reorganization
 (Note F)........       1,947
 Reinvested......         536          388        1,473          939         273           146         401          382
 Redeemed........      (3,390)      (3,046)      (5,101)      (3,495)     (1,610)       (1,534)     (2,176)      (2,269)
                     --------     --------     --------     --------     -------      --------     -------      -------
Net increase
(decrease) in
shares
outstanding......       4,869           (1)       7,733        8,921       1,326           615        (607)         929
                     ========     ========     ========     ========     =======      ========     =======      =======

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                                Income from Investment Operations                                    Less Distributions
                             --------------------------------------- -------------------------------------------------------
                                          Net Realized
                   Net Asset    Net            and           Total   Distribution Distribution Distribution in Distributions
                   Value at  Investment    Unrealized        From      From Net     From Net      Excess of        From
                   Beginning   Income      Gain (Loss)    Investment  Investment    Gains on   Net Investment     Capital
                   of Period   (Loss)   on Investments(a) Operations    Income    Investments   Income/Gains      Paid in
                   --------- ---------- ----------------- ---------- ------------ ------------ --------------- -------------
Large Cap Growth
 Year Ended
 December 31,
 2000............   $27.33     $0.03         $(4.89)        $(4.86)     $(0.04)      $(2.69)       $(0.78)        $(0.07)
 1999............    26.19      0.09           6.03           6.12       (0.09)       (4.89)          --             --
 1998............    20.82      0.14           8.05           8.19       (0.14)       (2.68)          --             --
 1997............    17.49      0.17           5.21           5.38       (0.17)       (1.88)          --             --
 1996............    17.37      0.25           2.89           3.14       (0.25)       (2.77)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Fundamental
Growth
 Year Ended
 December 31,
 2000 (c)........    14.42     (0.02)         (0.44)         (0.46)        --         (0.76)        (0.65)         (0.03)
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00     (0.02)          5.34           5.32         --         (0.90)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Aggressive
Balanced
 Year Ended
 December 31,
 2000............    10.62      0.19          (0.35)         (0.16)      (0.19)       (0.02)        (0.01)           --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00      0.06           0.64           0.70       (0.05)       (0.03)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Active Bond
 Year Ended
 December 31,
 2000............     9.12      0.64           0.28           0.92       (0.60)         --            --             --
 1999............     9.92      0.67          (0.76)         (0.09)      (0.71)         --            --             --
 1998............     9.95      0.69           0.11           0.80       (0.69)       (0.14)          --             --
 1997............     9.77      0.71           0.24           0.95       (0.71)       (0.06)          --             --
 1996............    10.13      0.69          (0.31)          0.38       (0.69)       (0.05)          --             --
------------------------------------------------------------------------------------------------------------------------------------
CORE Bond
 Period from June
 30, to
 December 31,
 2000 (e)........    10.00      0.32           0.37           0.69       (0.31)       (0.05)          --             --
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Equity
 Year Ended
 December 31,
 2000............    12.26     (0.02)         (4.91)         (4.93)        --         (0.62)          --           (0.01)
 1999 (k)........     7.09      0.03           5.35           5.38       (0.01)       (0.10)        (0.42)           --
 Period from May
 1, to
 December 31,
 1998 (e)........    10.00      0.03          (2.91)         (2.88)      (0.02)         --            --           (0.01)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Ratios/Supplemental Data
                                                                                   --------------------------------------------
                                                          Number of                                                   Net
                                               Net Asset   Shares                   Net Assets    Operating       Investment
                                               Value at  Outstanding   Total       End of Period Expenses to     Income (Loss)
                       Total        Capital       End      (000's    Investment       (000's       Average        to Average
                   Distributions Contributions of Period  Omitted)   Return(b)        Omitted)   Net Assets       Net Assets
                   ------------- ------------- --------- ----------- ------------- ------------- --------------- -------------
Large Cap Growth
 Year Ended
 December 31,
 2000............     $(3.58)          --       $18.89     60,719      (17.89)%     $1,146,787      0.46%             0.10%
 1999............      (4.98)          --        27.33     50,580       24.07%       1,382,473      0.39%             0.33%
 1998............      (2.82)          --        26.19     43,016       39.51%       1,126,764      0.41%             0.59%
 1997............      (2.05)          --        20.82     36,236       30.89%         754,398      0.44%             0.86%
 1996............      (3.02)          --        17.49     29,965       18.27%         524,145      0.44%             1.35%
------------------------------------------------------------------------------------------------------------------------------
Fundamental
Growth
 Year Ended
 December 31,
 2000 (c)........      (1.44)          --        12.52      3,684       (3.03)%         46,114      0.96%(d)         (0.38)%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.90)          --        14.42        636       54.57%(f)        9,175      0.95%(d)(g)      (0.55)%(g)
------------------------------------------------------------------------------------------------------------------------------
Aggressive
Balanced
 Year Ended
 December 31,
 2000............      (0.22)          --        10.24      2,046       (1.53)%         20,941      0.78%(h)          1.87%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.08)          --        10.62      1,119        7.09%(f)       11,883      0.78%(g)(h)       1.68%(g)
------------------------------------------------------------------------------------------------------------------------------
Active Bond
 Year Ended
 December 31,
 2000............      (0.60)          --         9.44     89,197       10.45%         842,299      0.41%(i)          6.98%
 1999............      (0.71)          --         9.12     93,200       (0.94)%        850,286      0.28%             6.97%
 1998............      (0.83)          --         9.92     91,429        8.23%         907,121      0.29%             6.84%
 1997............      (0.77)          --         9.95     80,789       10.11%         803,770      0.31%             7.18%
 1996............      (0.74)          --         9.77     74,315        4.10%         726,111      0.29%             7.07%
------------------------------------------------------------------------------------------------------------------------------
CORE Bond
 Period from June
 30, to
 December 31,
 2000 (e)........      (0.36)          --        10.33        525        7.00%(f)        5,428      0.75%(g)         16.09%(g)
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Equity
 Year Ended
 December 31,
 2000............      (0.63)          --         6.70      4,629      (40.11)%         31,010      1.32%(j)         (0.28)%
 1999 (k)........      (0.53)        $0.32       12.26      2,658       81.37%(12)      32,596      1.39%(j)          0.19%
 Period from May
 1, to
 December 31,
 1998 (e)........      (0.03)          --         7.09      1,032      (28.87)%(f)       7,310      1.55%(g)(j)       0.51%(g)
-------------------------------------------------------------------------------------------------------------------------------

                                    Portfolio
                                    Turnover
                                      Rate
                                    ---------
Large Cap Growth
 Year Ended
 December 31,
 2000............                     89.30%
 1999............                     37.42%
 1998............                     56.41%
 1997............                     83.82%
 1996............                    135.98%
----------------------------------------------
Fundamental
Growth
 Year Ended
 December 31,
 2000 (c)........                    250.46%
 Period from
 August 31, to
 December 31,
 1999 (e)........                     61.66%(f)
----------------------------------------------
Aggressive
Balanced
 Year Ended
 December 31,
 2000............                    164.89%
 Period from
 August 31, to
 December 31,
 1999 (e)........                     70.28%(f)
----------------------------------------------
Active Bond
 Year Ended
 December 31,
 2000............                    164.34%
 1999............                    182.90%
 1998............                    228.74%
 1997............                    138.29%
 1996............                    119.12%
----------------------------------------------
CORE Bond
 Period from June
 30, to
 December 31,
 2000 (e)........                    131.71%(f)
----------------------------------------------
Emerging Markets
Equity
 Year Ended
 December 31,
 2000............                    103.90%
 1999 (k)........                    196.32%
 Period from May
 1, to
 December 31,
 1998 (e)........                     53.95%(f)
----------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                                Income from Investment Operations                             Less Distributions
                             --------------------------------------- -------------------------------------------------------
                                          Net Realized
                   Net Asset    Net            and           Total   Distribution Distribution Distribution in Distributions
                   Value at  Investment    Unrealized        From      From Net     From Net      Excess of        From
                   Beginning   Income      Gain (Loss)    Investment  Investment    Gains on   Net Investment     Capital
                   of Period   (Loss)   on Investments(a) Operations    Income    Investments   Income/Gains      Paid in
                   --------- ---------- ----------------- ---------- ------------ ------------ --------------- -------------
International
Equity Index
 Year Ended
 December 31,
 2000............   $19.64     $0.23         $(3.64)        $(3.41)     $(0.18)      $(0.59)          --          $(0.07)
 1999............    15.56      0.21           4.51           4.72       (0.21)       (0.38)       $(0.05)           --
 1998............    15.20      0.23           2.91           3.14       (0.23)       (2.55)          --             --
 1997............    16.83      0.13          (0.97)         (0.84)      (0.13)       (0.66)          --             --
 1996............    15.61      0.21           1.22           1.43       (0.21)         --            --             --
-----------------------------------------------------------------------------------------------------------------------------
International
Equity
 Year ended
 December 31,
 2000............    11.95      0.06          (1.78)         (1.72)      (0.04)       (0.30)        (0.04)           --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00      0.01           2.12           2.13       (0.01)       (0.17)          --             --
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Year ended
 December 31,
 2000............    19.12     (0.02)         (4.16)         (4.18)        --         (0.12)          --           (1.35)
 1999............    12.99     (0.21)          9.06           8.85         --         (2.72)          --             --
 1998............    11.34     (0.05)          1.70           1.65         --           --            --             --
 1997............     9.93     (0.02)          1.44           1.42         --           --            --           (0.01)
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.01          (0.06)         (0.05)      (0.02)         --            --             --
-----------------------------------------------------------------------------------------------------------------------------
Global Balanced
 Year ended
 December 31,
 2000 (o)........    10.71      0.23          (1.20)         (0.97)      (0.24)       (0.01)        (0.10)         (0.12)
 1999............    11.12      0.29           0.25           0.54       (0.29)       (0.44)        (0.16)         (0.06)
 1998............    10.11      0.34           1.44           1.78       (0.34)       (0.42)          --           (0.01)
 1997............    10.39      0.33          (0.05)          0.28       (0.33)       (0.22)          --           (0.01)
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.24           0.41           0.65       (0.24)       (0.02)          --             --
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Ratios/Supplemental Data
                                                                     --------------------------------------------------------
                                            Number of                                                   Net
                                 Net Asset   Shares                   Net Assets    Operating       Investment
                                 Value at  Outstanding   Total       End of Period Expenses to     Income (Loss) Portfolio
                       Total        End      (000's    Investment       (000's       Average        to Average   Turnover
                   Distributions of Period  Omitted)   Return(b)       Omitted)    Net Assets       Net Assets     Rate
                   ------------- --------- ----------- ------------- ------------- --------------- ------------- ------------
International
Equity Index
 Year Ended
 December 31,
 2000............     $(0.84)     $15.39     12,668      (17.42)%      $195,012       0.28%(l)          1.40%      14.86%
 1999............      (0.64)      19.64     12,421       30.87%        244,017       0.31%(l)          1.26%      19.01%
 1998............      (2.78)      15.56     11,127       20.82%        173,137       0.56%(l)          1.45%     158.63%
 1997............      (0.79)      15.20     10,024       (5.03)%       152,359       0.79%             0.78%      83.13%
 1996............      (0.21)      16.83      9,254        9.19%        155,753       0.76%             1.30%      92.03%
-----------------------------------------------------------------------------------------------------------------------------
International
Equity
 Year ended
 December 31,
 2000............      (0.38)       9.85      1,595      (14.37)%        15,716       1.10%(m)          0.53%      75.41%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.18)      11.95      1,040       21.49%(f)      12,430       1.10%(g)(m)       0.21%(g)   26.76%(f)
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Year ended
 December 31,
 2000............      (1.47)      13.47     17,409      (21.43)%       234,542       0.82%            (0.50)%     97.73%
 1999............      (2.72)      19.12      9,394       70.38%        179,570       0.89%            (0.70)%    113.11%
 1998............        --        12.99      5,763       14.49%         74,849       1.00%(n)         (0.65)%    101.16%
 1997............      (0.01)      11.34      4,298       14.26%         48,761       1.00%(n)         (0.28)%     86.23%
 Period from May
 1, to December
 31, 1996 (e)....      (0.02)       9.93      2,077       (0.50)%(f)     20,633       1.00%(g)(n)       0.12%(g)   50.93%(f)
-----------------------------------------------------------------------------------------------------------------------------
Global Balanced
 Year ended
 December 31,
 2000 (o)........      (0.47)       9.27      3,076       (9.08)%        28,527       0.98%(p)          2.32%     171.38%
 1999............      (0.95)      10.71      2,950        5.11%         31,577       1.00%(p)          2.73%     131.21%
 1998............      (0.77)      11.12      2,734       17.99%         30,416       1.10%(p)          3.20%     103.55%
 1997............      (0.56)      10.11      2,514        2.65%         25,420       1.10%(p)          3.18%      81.04%
 Period from May
 1, to December
 31, 1996 (e)....      (0.26)      10.39      2,319        6.73%(f)      24,098       1.10%(g)(p)       3.59%(g)   22.21%(f)
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                           Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset    Net          and                  Distribution Distribution  Distribution
                   Value at  Investment   Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning   Income   Gain (Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ -------------- ------------
Mid Cap Growth
 Year ended
 December 31,
 2000............   $29.22     $(0.05)     $(10.49)     $(10.54)        --        $(0.41)       $(1.61)       $(1.06)
 1999............    15.12      (0.19)       17.70        17.51         --         (3.41)          --            --
 1998............    11.93      (0.09)        4.75         4.66         --         (1.32)          --          (0.15)
 1997............    10.22      (0.02)        1.73         1.71         --           --            --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00       0.05         0.22         0.27      $(0.05)         --            --            --
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Year ended
 December 31,
 2000............    10.70       0.04         1.93         1.97       (0.04)       (0.24)        (0.27)          --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00       0.03         1.10         1.13       (0.03)       (0.40)          --            --
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
 Year ended
 December 31,
 2000............    13.49       0.27         1.45         1.72       (0.28)       (0.53)       (0.01)        (0.01)
 1999............    14.02       0.27         0.18         0.45       (0.27)       (0.71)          --            --
 1998............    13.57       0.28         0.96         1.24       (0.28)       (0.51)          --            --
 1997............    11.09       0.29         2.84         3.13       (0.29)       (0.36)          --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00       0.16         1.22         1.38       (0.16)       (0.13)          --            --
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Year ended
 December 31,
 2000............    10.16       0.15         0.36         0.51       (0.15)       (0.06)        (0.03)       ((0.01)
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00       0.04         0.31         0.35       (0.03)       (0.14)        (0.01)        (0.01)
----------------------------------------------------------------------------------------------------------------------------
American Leaders
Large Cap Value
 Period from June
 30, to December
 31, 2000 (e)....    10.00       0.06         0.74         0.80       (0.06)       (0.03)          --            --
----------------------------------------------------------------------------------------------------------------------------
                                                                                Ratios/Supplemental Data
                                                                    --------------------------------------------------------
                                            Number of                                                  Net
                                 Net Asset   Shares                  Net Assets    Operating       Investment
                                 Value at  Outstanding   Total      End of Period Expenses to     Income (Loss) Portfolio
                       Total        End      (000's    Investment      (000's       Average        to Average   Turnover
                   Distributions of Period  Omitted)   Return(b)      Omitted)    Net Assets       Net Assets     Rate
                   ------------- --------- ----------- ------------ ------------- --------------- ------------- ------------
Mid Cap Growth
 Year ended
 December 31,
 2000............     $(3.08)     $15.60     25,254      (35.86)%     $393,988       0.85%            (0.43)%    140.94%
 1999............      (3.41)      29.22     15,496      118.31%       452,937       0.93%            (0.68)%    106.06%
 1998............      (1.47)      15.12      6,224       39.07%        94,085       1.10%(q)         (0.64)%    137.01%
 1997............        --        11.93      3,374       16.66%        40,235       1.10%(q)         (0.26)%    124.04%
 Period from May
 1, to December
 31, 1996 (e)....      (0.05)      10.22      1,613        2.69%(f)     16,492       1.10%(g)(q)       0.92%(g)   71.25%(f)
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Year ended
 December 31,
 2000............      (0.55)      12.12      1,753       18.58%        21,259       0.85%(r)          0.44%     138.64%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.43)      10.70        543       11.53%(f)      5,810       0.85%(g)(r)       0.82%(g)   55.68%(f)
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
 Year ended
 December 31,
 2000............      (0.83)      14.38     14,225       12.97%       204,535       0.78%             2.04%      42.12%
 1999............      (0.98)      13.49     11,552        3.28%       155,849       0.85%             1.88%      32.62%
 1998............      (0.79)      14.02      8,799        9.26%       123,365       0.92%             2.08%      18.46%
 1997............      (0.65)      13.57      5,399       28.56%        73,269       1.00%(s)          2.42%      19.21%
 Period from May
 1, to December
 31, 1996 (e)....      (0.29)      11.09      1,784       13.90%(f)     19,781       1.00%(g)(s)       2.74%(g)   19.95%(f)
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Year ended
 December 31,
 2000............      (0.25)      10.42      1,743        5.12%        18,164       0.85%(t)          1.54%      59.15%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.19)      10.16        627        3.58%(f)      6,371       0.85%(g)(t)       1.13%(g)   30.90%(f)
----------------------------------------------------------------------------------------------------------------------------
American Leaders
Large Cap Value
 Period from June
 30, to December
 31, 2000 (e)....      (0.09)      10.71        563        8.02%(f)      6,029       0.85%(g)          1.22%(g)   17.16%(f)
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                                Income from Investment Operations                                   Less Distributions
                             --------------------------------------- -----------------------------------------------------
                                            Net Realized
                   Net Asset                    and                  Distribution Distribution  Distribution
                   Value at       Net        Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning  Investment   Gain/(Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period Income/(Loss) Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ------------- -------------- ---------- ------------ ------------ -------------- ------------
Large/Mid Cap
Value
 Year ended
 December 31,
 2000............   $10.42      $ 0.09         $ 1.30       $ 1.39      $(0.10)      $(0.08)       $(0.06)          --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00        0.03           0.45         0.48       (0.03)       (0.02)        (0.01)          --
------------------------------------------------------------------------------------------------------------------------------------
Money Market
 Year ended
 December 31,
 2000............    10.00        0.60            --          0.60       (0.60)         --            --         $(0.01)
 1999............    10.00        0.45            --          0.45       (0.45)         --            --            --
 1998............    10.00        0.53            --          0.53       (0.53)         --            --            --
 1997............    10.00        0.53            --          0.53       (0.53)         --            --            --
 1996............    10.00        0.52            --          0.52       (0.52)         --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
 Year ended
 December 31,
 2000............    12.78        0.06           3.51         3.57       (0.06)       (0.41)        (1.23)          --
 1999............    12.19        0.08           0.59         0.67       (0.08)         --            --            --
 1998............    13.87        0.11          (1.68)       (1.57)      (0.11)         --            --            --
 1997............    11.35        0.05           3.59         3.64       (0.05)       (1.07)          --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00        0.04           1.57         1.61       (0.04)       (0.22)          --            --
------------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Growth
 Year ended
 December 31,
 2000............    14.03       (0.02)          1.27         1.25         --         (1.43)       (0.15)           --
 1999............    15.94       (0.07)          0.74         0.67         --         (2.41)          --          (0.17)
 1998............    15.39       (0.02)          0.88         0.86         --         (0.31)          --            --
 1997............    16.52        0.01           0.56         0.57       (0.01)       (1.69)          --            --
 1996............    13.18        0.02           3.99         4.01       (0.02)       (0.65)          --            --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Ratios/Supplemental Data
                                                                                  -------------------------------------------
                                                          Number of                                                  Net
                                               Net Asset   Shares                  Net Assets    Operating       Investment
                                               Value at  Outstanding   Total      End of Period Expenses to     Income (Loss)
                       Total        Capital       End      (000's    Investment      (000's       Average        to Average
                   Distributions Contributions of Period  Omitted)   Return(b)      Omitted)    Net Assets       Net Assets
                   ------------- ------------- --------- ----------- ------------ ------------- --------------- -------------
Large/Mid Cap
Value
 Year ended
 December 31,
 2000............     $(0.24)          --       $11.57      1,360       13.41%      $ 15,728       1.05%(u)          0.97%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.06)          --        10.42        586        4.72%(f)      6,101       1.05%(g)(u)       0.94%(g)
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Year ended
 December 31,
 2000............      (0.61)        $0.01       10.00     49,685        6.29%(v)    496,853       0.29%             6.05%
 1999............      (0.45)          --        10.00     45,124        5.05%       451,235       0.31%             4.95%
 1998............      (0.53)          --        10.00     39,519        5.40%       395,195       0.31%             5.29%
 1997............      (0.53)          --        10.00     22,944        5.38%       229,443       0.33%             5.32%
 1996............      (0.52)          --        10.00     21,324        5.32%       213,235       0.30%             5.20%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
 Year ended
 December 31,
 2000............      (1.70)          --        14.65      8,819       28.38%       129,233       0.87%             0.42%
 1999............      (0.08)          --        12.78      7,212        5.52%        92,150       0.92%             0.64%
 1998............      (0.11)          --        12.19      7,781      (11.33)%       94,820       0.96%             0.93%
 1997............      (1.12)          --        13.87      4,686       32.17%        64,973       1.05%(w)          0.53%
 Period from May
 1, to December
 31, 1996 (e)....      (0.26)          --        11.35        963       16.18%(f)     10,926       1.05%(g)(w)       0.69%(g)
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Growth
 Year ended
 December 31,
 2000............      (1.58)          --        13.70     13,866        9.25%       190,010       0.85%            (0.20)%
 1999............      (2.58)          --        14.03     12,963        5.15%       181,931       0.85%            (0.27)%
 1998............      (0.31)          --        15.94     12,129        5.61%       193,332       0.89%            (0.11)%
 1997............      (1.70)          --        15.39     13,884        3.44%       213,612       0.85%             0.09%
 1996............      (0.67)          --        16.52     11,749       30.33%       194,108       0.84%             0.18%
------------------------------------------------------------------------------------------------------------------------------

                          Portfolio
                          Turnover
                            Rate
                          ---------
Large/Mid Cap
Value
 Year ended
 December 31,
 2000............           86.97%
 Period from
 August 31, to
 December 31,
 1999 (e)........           23.03%(f)
--------------------------------------
Money Market
 Year ended
 December 31,
 2000............             n/a
 1999............             n/a
 1998............             n/a
 1997............             n/a
 1996............             n/a
--------------------------------------
Mid Cap Value
 Year ended
 December 31,
 2000............          235.80%
 1999............          137.06%
 1998............          173.33%
 1997............           93.78%
 Period from May
 1, to December
 31, 1996 (e)....           62.99%(f)
--------------------------------------
Small/Mid Cap
Growth
 Year ended
 December 31,
 2000............          103.19%
 1999............          172.58%
 1998............          162.21%
 1997............          331.19%
 1996............          217.84%
--------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                           Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and                  Distribution Distribution  Distribution
                   Value at     Net       Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning Investment Gain/(Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period   Income   Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ -------------- ------------
Bond Index
 Year ended
 December 31,
 2000............   $ 9.32     $ 0.62       $ 0.43       $ 1.05      $(0.63)         --            --            --
 1999............    10.19       0.63        (0.89)       (0.26)      (0.61)         --            --            --
 Period from May
 1, to December
 31, 1998 (e)....    10.00       0.42         0.29         0.71       (0.42)      $(0.10)          --            --
------------------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Year ended
 December 31,
 2000............    11.94      (0.03)       (2.21)       (2.24)        --         (0.01)       $(0.06)       $(0.11)
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00      (0.01)        2.03         2.02         --         (0.08)          --            --
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
CORE
 Year ended
 December 31,
 2000............     9.82       0.05         0.39         0.44       (0.05)       (0.32)        (0.05)        (0.02)
 1999............     9.02       0.02         1.77         1.79       (0.03)       (0.96)          --            --
 Period from May
 1, to December
 31, 1998 (e)....    10.00        --         (0.98)       (0.98)        --           --            --            --
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Value
 Year ended
 December 31,
 2000............    10.13       0.01         3.37         3.38       (0.01)       (1.80)          --            --
 Period from
 August 31, to
 December 31,
 1999 (e)........    10.00        --          0.49         0.49         --         (0.36)          --            --
------------------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Year ended
 December 31,
 2000 (k)........    11.47       0.76         2.73         3.49       (0.76)       (0.06)        (0.17)        (0.30)
 1999............    12.46       0.78        (0.99)       (0.21)      (0.78)         --            --            --
 1998............    15.91       0.77        (3.38)       (2.61)      (0.70)       (0.14)          --            --
 1997............    14.64       0.77         1.68         2.45       (0.71)       (0.41)          --          (0.06)
 1996............    11.70       0.76         2.97         3.73       (0.76)       (0.03)          --            --
------------------------------------------------------------------------------------------------------------------------------
                                                                                 Ratios/Supplemental Data
                                                                     ---------------------------------------------------------
                                            Number of                                                   Net
                                 Net Asset   Shares                   Net Assets    Operating       Investment
                                 Value at  Outstanding   Total       End of Period Expenses to     Income (Loss)  Portfolio
                       Total        End      (000's    Investment       (000's       Average        to Average    Turnover
                   Distributions of Period  Omitted)   Return(b)       Omitted)    Net Assets       Net Assets      Rate
                   ------------- --------- ----------- ------------- ------------- --------------- -------------- ------------
Bond Index
 Year ended
 December 31,
 2000............     $(0.63)     $ 9.74      6,648       11.81%       $ 64,768       0.25%(x)          6.80%       33.14%
 1999............      (0.61)       9.32      4,125       (2.57)%        38,436       0.29%(x)          6.56%       17.06%
 Period from May
 1, to December
 31, 1998 (e)....      (0.52)      10.19      2,748        7.20%(f)      28,001       0.40%(g)(x)       6.17%(g)    21.09%(f)
------------------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Year ended
 December 31,
 2000............      (0.18)       9.52      2,758      (18.77)%        26,244       1.00%(y)         (0.37)%      75.97%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.08)      11.94      1,263       20.18%(f)      15,074       1.08%(g)(y)      (0.39)%(g)   18.97%(f)
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
CORE
 Year ended
 December 31,
 2000............      (0.44)       9.82      2,204        4.63%         21,636       0.90%(z)          0.56%       94.78%
 1999............      (0.99)       9.82        840       20.54%          8,248       0.94%(z)          0.30%      109.12%
 Period from May
 1, to December
 31, 1998 (e)....        --         9.02        556       (9.81)%(f)      5,015       1.05%(g)(z)      (0.01)%(g)   60.51%(f)
------------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Value
 Year ended
 December 31,
 2000............      (1.81)      11.70      2,515       34.19%         29,436       1.05%(1)          0.13%      220.80%
 Period from
 August 31, to
 December 31,
 1999 (e)........      (0.36)      10.13        550        5.08%(f)       5,570       1.05%(g)(1)      (0.12)%(g)   51.97%(f)
------------------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Year ended
 December 31,
 2000 (k)........      (1.29)      13.67     11,617       31.29%        158,811       0.76%             5.99%       58.81%
 1999............      (0.78)      11.47     11,000       (1.69)%       126,214       0.70%             6.38%       12.95%
 1998............      (0.84)      12.46     12,263      (16.71)%       152,789       0.69%             5.48%       22.69%
 1997............      (1.18)      15.91     12,830       17.22%        204,131       0.69%             5.12%       20.04%
 1996............      (0.79)      14.64     10,325       33.07%        151,105       0.69%             6.14%       18.37%
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                           Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and                  Distribution Distribution  Distribution
                   Value at     Net       Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning Investment Gain/(Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period   Income   Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ -------------- ------------
Growth & Income
 Year ended
 December 31,
 2000 (c)........   $20.01     $0.17        $(2.77)      $(2.60)     $(0.17)      $(2.69)       $(0.14)       $(0.23)
 1999............    19.49      0.20          2.88         3.08       (0.20)       (2.36)          --            --
 1998............    16.61      0.23          4.75         4.98       (0.23)       (1.87)          --            --
 1997............    14.65      0.27          4.07         4.34       (0.27)       (2.11)          --            --
 1996............    13.94      0.34          2.43         2.77       (0.34)       (1.72)          --            --
-------------------------------------------------------------------------------------------------------------------------
Managed
 Year ended
 December 31,
 2000 (o)........    15.45      0.44         (0.45)       (0.01)      (0.44)       (1.18)          --            --
 1999............    15.64      0.44          0.94         1.38       (0.43)       (1.14)          --            --
 1998............    14.35      0.46          2.43         2.89       (0.46)       (1.09)          --          (0.05)
 1997............    13.35      0.59          1.86         2.45       (0.59)       (0.78)          --          (0.08)
 1996............    13.73      0.61          0.81         1.42       (0.61)       (1.19)          --            --
-------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Year ended
 December 31,
 2000............     9.72      0.61          0.14         0.75       (0.61)         --            --            --
 1999............    10.05      0.61         (0.33)        0.28       (0.61)         --            --            --
 1998............    10.08      0.61         (0.03)        0.58       (0.61)         --            --            --
 1997............    10.05      0.59          0.03         0.62       (0.59)         --            --            --
 1996............    10.23      0.54         (0.18)        0.36       (0.54)         --            --            --
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity
 Year ended
 December 31,
 2000 (o)........    10.92      0.14         (1.13)       (0.99)      (0.15)       (0.14)        (0.20)        (0.30)
 1999............    11.59      0.09         (0.50)       (0.41)      (0.07)       (0.01)        (0.18)          --
 1998............    12.40      0.07         (0.81)       (0.74)      (0.07)         --            --            --
 1997............    10.73      0.08          2.66         2.74       (0.08)       (0.99)          --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.07          0.96         1.03       (0.07)       (0.23)          --            --
-------------------------------------------------------------------------------------------------------------------------
                                                                              Ratios/Supplemental Data
                                                                    -----------------------------------------------------
                                            Number of                                               Net
                                 Net Asset   Shares                  Net Assets   Operating      Investment
                                 Value at  Outstanding   Total      End of Period  Expenses      Income to   Portfolio
                       Total        End      (000's    Investment      (000's     to Average      Average    Turnover
                   Distributions of Period  Omitted)   Return(b)      Omitted)    Net Assets     Net Assets    Rate
                   ------------- --------- ----------- ------------ ------------- -------------- ----------- ------------
Growth & Income
 Year ended
 December 31,
 2000 (c)........     $(3.23)     $14.18     234,464     (13.10)%    $3,324,988      0.40%          0.84%     112.94%
 1999............      (2.56)      20.01     210,823      16.23%      4,218,841      0.28%          0.98%      70.16%
 1998............      (2.10)      19.49     188,319      30.25%      3,670,785      0.27%          1.24%      48.45%
 1997............      (2.38)      16.61     167,773      29.79%      2,785,964      0.28%          1.61%      74.56%
 1996............      (2.06)      14.65     139,748      20.10%      2,047,927      0.27%          2.24%      81.02%
-------------------------------------------------------------------------------------------------------------------------
Managed
 Year ended
 December 31,
 2000 (o)........      (1.62)      13.82     216,688       0.03%      2,995,794      0.46%          2.86%     199.27%
 1999............      (1.57)      15.45     222,091       9.10%      3,430,919      0.36%          2.75%     203.86%
 1998............      (1.60)      15.64     211,171      20.42%      3,301,910      0.36%          2.99%     160.57%
 1997............      (1.45)      14.35     195,139      18.72%      2,800,127      0.37%          4.18%     200.41%
 1996............      (1.80)      13.35     178,745      10.72%      2,386,660      0.36%          4.41%     113.61%
-------------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Year ended
 December 31,
 2000............      (0.61)       9.86       8,122       7.98%         80,109      0.36%          6.27%      45.27%
 1999............      (0.61)       9.72       7,081       2.96%         68,844      0.43%          6.25%     100.04%
 1998............      (0.61)      10.05       7,682       5.82%         77,194      0.53%          6.17%     184.50%
 1997............      (0.59)      10.08       5,070       6.41%         51,120      0.57%          5.67%     108.29%
 1996............      (0.54)      10.05       5,840       3.61%         58,676      0.75%(2)       5.66%      20.68%
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity
 Year ended
 December 31,
 2000 (o)........      (0.79)       9.14       7,661      (8.89)%        70,031      0.92%(3)       1.25%     189.57%
 1999............      (0.26)      10.92       6,311      (3.43)%        68,900      0.95%(3)       0.78%     117.33%
 1998............      (0.07)      11.59       5,531       5.96%         64,095      1.05%(3)       0.63%     100.83%
 1997............      (1.07)      12.40       3,488      25.57%         43,261      1.05%(3)       0.68%     126.10%
 Period from May
 1, to December
 31, 1996 (e)....      (0.30)      10.73         982      10.33%(f)      10,541      1.05%(g)(3)    1.15%(g)   66.31%(f)
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
Selected data for each share of beneficial interest outstanding throughout the year end indicated:

                              Income from Investment Operations                           Less Distributions
                             ------------------------------------ -----------------------------------------------------
                                         Net Realized
                   Net Asset                 and                  Distribution Distribution  Distribution
                   Value at     Net       Unrealized   Total From   From Net     From Net    in Excess of  Distribution
                   Beginning Investment Gain/(Loss) on Investment  Investment    Gains on   Net Investment From Capital
                   of Period   Income   Investments(a) Operations    Income    Investments   Income/Gains    Paid in
                   --------- ---------- -------------- ---------- ------------ ------------ -------------- ------------
International
Opportunities
 Year ended
 December 31,
 2000 (4)........   $15.17     $0.07        $(2.57)      $(2.50)     $(0.06)      $(0.62)       $(0.05)       $(0.09)
 1999............    12.21      0.10          3.95         4.05       (0.11)       (0.94)        (0.04)          --
 1998............    10.63      0.11          1.57         1.68       (0.10)         --            --            --
 1997............    10.60      0.10          0.11         0.21       (0.10)       (0.08)          --            --
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.07          0.60         0.67       (0.07)         --            --            --
------------------------------------------------------------------------------------------------------------------------------
Equity Index
 Year ended
 December 31,
 2000............    20.46      0.22         (2.09)       (1.87)      (0.22)       (0.72)          --          (0.01)
 1999............    17.70      0.27          3.41         3.68       (0.26)       (0.66)          --            --
 1998............    14.21      0.25          3.76         4.01       (0.24)       (0.28)          --            --
 1997............    11.10      0.24          3.41         3.65       (0.24)       (0.25)          --          (0.05)
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.15          1.26         1.41       (0.15)       (0.10)          --          (0.06)
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Year ended
 December 31,
 2000............     8.99      0.73         (1.65)       (0.92)      (0.74)         --            --            --
 1999............     9.23      0.72         (0.26)        0.46       (0.70)         --            --            --
 Period from May
 1, to December
 31, 1998 (e)....    10.00      0.46         (0.76)       (0.30)      (0.46)       (0.01)          --            --
------------------------------------------------------------------------------------------------------------------------------
Global Bond
 Year ended
 December 31,
 2000 (o)........     9.82      0.48          0.67         1.15       (0.63)         --            --            --
 1999............    10.60      0.48         (0.70)       (0.22)      (0.56)         --            --            --
 1998............    10.24      0.54          0.38         0.92       (0.29)       (0.09)          --          (0.18)
 1997............    10.16      0.59          0.30         0.89       (0.61)       (0.15)          --          (0.05)
 Period from May
 1, to December
 31, 1996 (e)....    10.00      0.38          0.28         0.66       (0.38)       (0.12)          --            --
                                                                                  Ratios/Supplemental Data
                                                                       -------------------------------------------------------
                                            Number of                                                    Net
                                 Net Asset   Shares                     Net Assets    Operating       Investment
                                 Value at  Outstanding   Total         End of Period Expenses to      Income to   Portfolio
                       Total        End      (000's    Investment         (000's       Average         Average    Turnover
                   Distributions of Period  Omitted)   Return(b)         Omitted)    Net Assets       Net Assets    Rate
                   ------------- --------- ----------- --------------- ------------- ---------------- ----------- ------------
International
Opportunities
 Year ended
 December 31,
 2000 (4)........     $(0.82)     $11.85     10,128      (16.36)%(6)     $120,034       0.93%(5)         0.47%      37.92%
 1999............      (1.09)      15.17      5,259       34.01%           79,794       1.02%(5)         0.77%      34.02%
 1998............      (0.10)      12.21      5,260       15.92%           64,250       1.16%(5)         0.89%      18.67%
 1997............      (0.18)      10.63      2,882        1.95%           30,631       1.22%(5)         0.65%      21.09%
 Period from May
 1, to December
 31, 1996 (e)....      (0.07)      10.60      1,689        6.72%(f)        17,898       1.25%(g)(5)      0.87%(g)    5.46%(f)
------------------------------------------------------------------------------------------------------------------------------
Equity Index
 Year ended
 December 31,
 2000............      (0.95)      17.64     29,793       (9.15)%         525,659       0.19%            1.12%      34.11%
 1999............      (0.92)      20.46     22,060       21.08%          451,296       0.00%(7)         1.42%      55.24%
 1998............      (0.52)      17.70     13,139       28.45%          232,578       0.00%(7)         1.59%      43.31%
 1997............      (0.54)      14.21      7,134       32.79%(8)       101,390       0.00%(7)         1.97%      64.56%
 Period from May
 1, to December
 31, 1996 (e)....      (0.31)      11.10      1,320       14.23%(f)(9)     14,650       0.00%(g)(7)      2.47%(g)   15.72%(f)
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Year ended
 December 31,
 2000............      (0.74)       7.33      3,543      (10.81)%          25,978       0.75%(10)        8.88%      21.94%
 1999............      (0.70)       8.99      2,217        5.13%           19,921       0.80%(10)        7.94%      38.62%
 Period from May
 1, to December
 31, 1998 (e)....      (0.47)       9.23      1,602       (2.98)%(f)       14,789       0.90%(g)(10)     7.43%(g)   17.67%(f)
------------------------------------------------------------------------------------------------------------------------------
Global Bond
 Year ended
 December 31,
 2000 (o)........      (0.63)      10.34      6,623       12.00%           68,473       0.81%(11)        4.71%     209.39%
 1999............      (0.56)       9.82      7,230       (2.16)%          70,991       0.83%(11)        4.70%     332.06%
 1998............      (0.56)      10.60      6,301        9.15%           66,791       0.95%(11)        5.27%     186.70%
 1997............      (0.81)      10.24      2,797        9.05%           28,647       1.00%(11)        5.80%      69.38%
 Period from May
 1, to December
 31, 1996 (e)....      (0.50)      10.16      1,271        6.71%(f)        12,907       1.00%(g)(11)     6.05%(g)  171.39%(f)

(a) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuation market values of the portfolio.
(b) The performance of the Funds shown on this page does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) The Fund entered into a new Sub-Advisory agreement with Putnam Investment Management, Inc. during the period shown.
(d) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.00%, and 1.09% for the years ended December 31, 2000 and 1999, respectively.
(e) Commencement of investment operations.
(f) Not annualized.
(g) Annualized.
(h) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .89%, and .96% for the years ended December 31, 2000 and 1999, respectively.
(i) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .44% for the year ended December 31, 2000.
(j) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 2.49%, 3.44%, and 3.69% for the years ended December 31, 2000, 1999 and 1998, respectively.
(k) The Fund entered into a new Sub-Advisory agreement with Morgan Stanley Investment Management, Inc. during the period shown.
(l) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .37%, .38% and .63% for the years ended December 31, 2000, 1999 and 1998, respectively.
(m) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.76% and 1.71% for the years ended December 31, 2000 and 1999, respectively.
(n) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.05%, 1.12%, and 1.55%, for the years ended December 31, 1998, 1997 and 1996, respectively.
(o) The Fund entered into a new Sub-Advisory agreement with Capital Guardian Trust Company during the period shown.
(p) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.27%, 1.31%, 1.82, 1.56% and 1.44% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(q) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.13%, 1.42%, and 2.34% for the years ended December 31, 1998, 1997 and 1996, respectively.
(r) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.04% and 1.20% for the years ended December 31, 2000 and 1999, respectively.
(s) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.06% and 2.74% for the years ended December 31, 1997 and 1996 respectively.
(t) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09% and 1.17% for the years ended December 31, 2000 and 1999, respectively.
(u) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.36%, and 1.42% for the years ended December 31, 2000 and 1999, respectively.
(v) The Total Investment Return includes the effect of the capital contribution of $0.01 per share. The Total Investment Return without the capital contribution would have been 6.18%.
(w) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.14% and 2.15% for the years ended December 31, 1997 and 1996, respectively.
(x) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .27%, .35%, and .71%, for the years ended December 31, 2000, 1999 and 1998, respectively.
(y) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.05% and 1.17% for the years ended December 31, 2000 and 1999, respectively.
(z) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.23%, 2.24%, and 4.55% for the years ended December 31, 2000, 1999 and 1998, respectively.

(1) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.29% and 1.61% for the years ended December 31, 2000 and 1999, respectively.
(2) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .79% for the year ended December 31, 1996.
(3) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .95%, .96%, 1.08%, 1.30% and 2.06% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(4) The Fund entered into a new Sub-Advisory agreement with T. Rowe Price International, Inc. during the period shown.
(5) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.09%, 1.15%, 1.46%, 1.57% and 2.76% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(6) The Total Investment Return rate excludes merger activity.
(7) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .22%, .34%, .65%, and 1.61% for the years ended December 31, 1999, 1998, 1997 and 1996, respectively.
(8) The Total Investment Return includes the effect of the capital contribution of $.04 per share. The Total Investment Return without the capital contribution would have been 32.47%.
(9) The Total Investment Return includes the effect of the capital contribution of $.06 per share. The Total Investment Return without the capital contribution would have been 13.59%.
(10) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .87%, 1.04% and 2.03% for the years ended December 31, 2000, 1999 and 1998, respectively.
(11) Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been .91%, .84%, 1.02%, 1.32%, and 1.57% for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(12) The Total Investment Return includes the effect of the capital contribution of $.32 per share. The Total Investment Return without the capital contribution would have been 79.02%.

SCHEDULE OF INVESTMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                        Market
Name of Issuer                                          Shares           Value
                                                                        (000's)

COMMON STOCK

Auto & Truck Parts - 0.4%
   General Motors Corp. - Cl. H ................        180,600       $    4,154

Business Services - 0.5%
   Automatic Data Processing, Inc. .............          96,000           6,078

Commercial Sevices - 2.0%
   Convergys Corp. * ...........................         169,300           7,671
   Interpublic Group Cos., Inc. ................         106,600           4,537
   Lamar Advertising Co. * .....................         117,700           4,543
   Omnicom Group, Inc. .........................          66,900           5,544
                                                                      ----------
                                                                          22,295

Computer Equipment - 9.3%
   Brocade Communications Systems,
     Inc. * ....................................          67,600           6,207
   Compaq Computer Corp. .......................         150,500           2,265
   Comverse Technology, Inc. * .................          89,400           9,711
   Hewlett-Packard Co. .........................         216,200           6,824
   Intel Corp. .................................       1,400,000          42,087
   International Business Machines Corp ........         276,000          23,460
   Network Appliance, Inc. * ...................          93,200           5,982
   VERITAS Software Corp. * ....................         112,900           9,879
                                                                      ----------
                                                                         106,415

Computer Software & Services - 18.6%
   Adobe Systems, Inc. .........................         126,800           7,378
   America Online, Inc. * ......................         677,100          23,563
   Cadence Design Systems, Inc. * ..............         130,900           3,600
   DST Systems, Inc. * .........................         114,700           7,685
   EMC Corp. * .................................         570,000          37,905
   First Data Corp. ............................         224,700          11,839
   Fiserv, Inc. ................................          85,700           4,065
   Intuit, Inc. * ..............................         109,900           4,334
   Juniper Networks, Inc. * ....................          74,400           9,379
   Microsoft Corp. .............................         773,000          33,529
   Oracle Corp. * ..............................       1,000,000          29,063
   Siebel Systems, Inc. * ......................         148,900          10,069
   Sun Microsystems, Inc. * ....................         799,700          22,292
   SunGard Data Systems, Inc. ..................         105,000           4,948
   Yahoo!, Inc. * ..............................         121,500           3,666
                                                                      ----------
                                                                         213,315

Consumer Miscellaneous - 0.6%
   Black & Decker Corp. ........................         186,700           7,328

Cosmetic & Personal Care - 0.5%
   Colgate-Palmolive Co. .......................          80,000           5,164

Diversified Operations - 10.4%
   Corning, Inc. ...............................         251,534          13,284
   El Paso Energy Corp. ........................         139,200           9,970
   General Electric Co. ........................       1,900,000          91,082
   Tyco International, Ltd. ....................          90,000           4,995
                                                                      ----------
                                                                         119,331

Electric Power - 1.1%
   AES Corp. * .................................         120,000           6,645
   Calpine Corp. * .............................         137,900           6,214
                                                                      ----------
                                                                          12,859

Electronic Products & Services - 14.3%
   Altera Corp. * ..............................         214,700           5,649
   Analog Devices, Inc. * ......................         190,000           9,726
   Applied Materials, Inc. * ...................         169,400           6,469
   Atmel Corp. * ...............................         400,000           4,650
   Cisco Systems, Inc. * .......................       1,689,200          64,612
   Jabil Circuit, Inc. * .......................         115,600           2,933
   Linear Technology Corp. .....................         170,000           7,862
   Maxim Integrated Products, Inc. * ...........         152,800           7,306
   Motorola, Inc. ..............................         156,000           3,159
   Novellus Systems, Inc. * ....................         182,200           6,548
   PMC-Sierra, Inc. * ..........................          33,000           2,595
   Sanmina Corp. * .............................          91,200           6,988
   SCI Systems, Inc. * .........................         125,700           3,315
   Texas Instruments, Inc. .....................         378,600          17,936
   Vishay Intertechnology, Inc. * ..............         160,400           2,426
   Vitesse Semiconductor Corp. * ...............          82,400           4,558
   Xilinx, Inc. * ..............................         150,000           6,919
                                                                      ----------
                                                                         163,651

Energy - Alternative Source - 0.8%
   Dynegy, Inc. - Cl.A .........................         169,500           9,503

Financial Services - 1.4%
   Citigroup, Inc. .............................         313,333          16,000

Health Care Products - 21.5%
   Allergan, Inc. ..............................         116,900          11,317
   ALZA Corp. * ................................         176,300           7,493
   American Home Products Corp. ................         219,000          13,917
   Aviron * ....................................          42,800           2,860
   Baxter International, Inc. ..................          50,000           4,416
   Bristol-Myers Squibb Co. ....................         167,000          12,348
   Cardinal Health, Inc. .......................          27,900           2,780
   Cephalon, Inc. * ............................          53,100           3,362
   CV Therapeutics, Inc. * .....................          48,200           3,410
   Eli Lilly & Co. .............................         110,500          10,283
   ENZON , Inc. ................................          56,700           3,519
   Forest Laboratories, Inc. * .................          43,400           5,767
   Genetech, Inc. * ............................          52,200           4,254
   Invitrogen Corp. * ..........................          47,700           4,120
   King Pharmaceuticals, Inc. * ................          65,400           3,380
   Laboratory Corporation of America
     Holdings ..................................          34,300           6,037
   Merck & Co., Inc. ...........................         311,100          29,127
   Pfizer, Inc. ................................       1,616,900          74,377
   Pharmacia Corp. .............................         229,500          13,999
   Schering-Plough Corp. .......................         339,600          19,272
   Waters Corp. * ..............................         131,700          10,997
                                                                      ----------
                                                                         247,035

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND



                                                                           Market
Name of Issuer                                                 Shares       Value
                                                                           (000's)
COMMON STOCK - Continued

Health Care Services - 0.7%
   Universal Health Services, Inc. - Cl. B * ...............  76,000     $   8,493

Insurance - 2.8%
   Hartford Financial Services Group, Inc. ................. 182,300        12,875
   Lincoln National Corp. .................................. 137,000         6,482
   PartnerRe, Ltd. .........................................  86,200         5,258
   St. Paul Cos., Inc. ..................................... 135,000         7,332
                                                                         ---------
                                                                            31,947

Machinery - 0.4%
   Ingersoll-Rand Co. ......................................  94,700         3,966

Media - Publishing - 0.3%
   AT&T Corp. - Liberty Media Group -
     Cl. A * ............................................... 216,500         2,936

Media - TV/Radio - 2.8%
   Clear Channel Communications, Inc. * ....................  62,200         3,013
   Infinity Broadcasting Corp. - Cl. A * ................... 148,200         4,140
   Time Warner, Inc. ....................................... 182,400         9,529
   Univision Communications, Inc. -
     Cl. A * ............................................... 117,600         4,814
   Viacom, Inc. - Cl. B * .................................. 173,600         8,116
   Westwood One, Inc. * .................................... 124,400         2,402
                                                                         ---------
                                                                            32,014

Oil & Natural Gas Exploration & Production - 0.3%
   Noble Drilling Corp. * ..................................  80,000         3,475

Retail - Department Stores - 6.0%
   Family Dollar Stores, Inc. .............................. 176,400         3,782
   Home Depot, Inc. ........................................ 442,700        20,226
   Kohl's Corp. ............................................ 237,200        14,469
   Lowe's Cos., Inc. .......................................  92,100         4,098
   RadioShack Corp. ........................................ 178,800         7,655
   Tiffany & Co. ........................................... 135,700         4,291
   Wal-Mart Stores, Inc. ................................... 272,500        14,477
                                                                         ---------
                                                                            68,998

Retail - Drug Stores - 1.6%
   CVS Corp. ...............................................  75,000         4,495
   TJX Cos., Inc. .......................................... 134,300         3,727
   Walgreen Co. ............................................ 250,000        10,453
                                                                         ---------
                                                                            18,675

Telecommunication Equipment - 1.8%
   ADC Telecommunications, Inc. * .......................... 277,600         5,032
   CIENA Corp. * ...........................................  20,000         1,625
   JDS Uniphase Corp. * .................................... 139,400         5,811
   Nokia Oyj - ADR .........................................  67,100         2,919
   Nortel Networks Corp. ...................................  78,200         2,507
   Scientific-Atlanta, Inc. ................................  96,500         3,142
                                                                         ---------
                                                                            21,036

Telecommunication Services - 1.0%
   Qwest Communications International,
     Inc. * ................................................ 165,000         6,765
   Sprint PCS (PCS Group) * ................................ 250,000         5,109
                                                                         ---------
                                                                            11,874

U.S. Government Agencies - 0.5%
   Federal National Mortgage Assoc. ........................  65,000         5,639
                                                                         ---------
          TOTAL COMMON STOCK- ..............................    99.6%    1,142,181

                                                               Par
                                                              Value
                                                             (000's)
SHORT-TERM INVESTMENTS - 0.9%
Investment in joint trading account
  (Note B)
  6.695% due 01/02/01 ..................................... $ 10,374        10,374
                                                            --------     ---------
                                         TOTAL INVESTMENTS-    100.5%    1,152,555
                       Payables, less cash and receivables-     (0.5)%      (5,768)
                                                            --------     ---------
                                                NET ASSETS-    100.0%    1,146,787
                                                            ========     =========

* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                          Market
Name of Issuer                                   Shares    Value
                                                          (000's)
COMMON STOCK

Bank - 1.7%
   M & T Bank Corp. .........................     6,100   $   415
   Zions Bancorp ............................     5,900       368
                                                          -------
                                                              783

Brokerage & Investment Management - 1.8%
   Investment Technology Group, Inc. ........     8,500       355
   Legg Mason, Inc. .........................     8,400       458
                                                          -------
                                                              813

Business Services - 0.3%
   DiamondCluster, Inc. * ...................     4,600       140

Commercial Sevices - 4.9%
   Cintas Corp. .............................    11,100       590
   Convergys Corp. * ........................    14,300       648
   Ecolab, Inc. .............................     8,300       359
   Lamar Advertising Co. * ..................     4,900       189
   Macrovision Corp. * ......................     2,700       200
   The Dun & Bradstreet Corp. * .............    11,300       290
                                                          -------
                                                            2,276

Computer Equipment - 7.4%
   Brocade Communications Systems, Inc. * ...    13,600     1,249
   Comverse Technology, Inc. * ..............     3,500       380
   Palm, Inc. ...............................    40,500     1,147
   Redback Networks, Inc. * .................    11,600       475
   SanDisk Corp. * ..........................     6,300       175
                                                          -------
                                                            3,426

Computer Software & Services - 13.6%
   Ariba, Inc. * ............................     3,600       193
   Electronic Arts, Inc. * ..................     2,000        85
   Fiserv, Inc. .............................    14,300       678
   Internet Security System, Inc. ...........     4,900       384
   Intuit, Inc. * ...........................     7,000       276
   Mercury Interactive Corp. * ..............     5,600       506
   Micromuse, Inc. * ........................     7,800       471
   Openwave Systems, Inc. * .................     5,900       283
   Peregrine Systems, Inc. * ................    34,300       678
   Portal Software, Inc. * ..................     6,500        51
   Rational Software Corp. * ................    24,200       942
   Research in Motion, Ltd. * ...............     6,300       504
   Retek, Inc. * ............................     4,300       105
   Tibco Software, Inc. * ...................    10,100       484
   Vignette Corp. * .........................    20,000       360
   webMethods, Inc. * .......................     2,800       249
                                                          -------
                                                            6,249

Cosmetic & Personal Care - 0.4%
   Estee Lauder Cos., Inc. - Cl. A ..........     3,900       171

Diversified Operations - 0.7%
   Danaher Corp. ............................     4,700       321

Electric Power - 2.2%
   Calpine Corp. * ..........................    11,300       509
   CMS Energy Corp. .........................     9,400       298
   Southern Energy, Inc. * ..................     6,600       187
                                                          -------
                                                              994

Electronic Products & Services - 8.6%
   Applied Micro Circuits Corp. * ...........     9,800       735
   Atmel Corp. * ............................    35,500       413
   Emulex Corp. * ...........................     7,800       624
   GlobeSpan, Inc. * ........................     6,750       186
   Maxim Integrated Products, Inc. * ........     3,500       167
   PerkinElmer, Inc. ........................     7,900       830
   QLogic Corp. * ...........................     1,700       131
   Sawtek, Inc. * ...........................     7,500       346
   Vitesse Semiconductor Corp. * ............     9,550       528
                                                          -------
                                                            3,960

Energy - Alternative Source - 0.8%
   Dynegy, Inc. - Cl.A ......................     6,700       376

Financial Services - 1.2%
   Providian Financial Corp. * ..............     9,800       563

Food, Beverage & Tobacco - 1.4%
   Starbucks Corp. * ........................    14,500       642

Health Care Products - 21.6%
   Abgenix, Inc. * ..........................     3,850       227
   Allergan, Inc. ...........................    13,600     1,317
   Andrx Corp - Andrx Group * ...............     3,200       185
   Applera Corporation - Applied Biosystems
     Group ..................................    11,300     1,063
   Diversa Corp. ............................     3,800        68
   Forest Laboratories, Inc. * ..............     4,000       532
   Gilead Sciences, Inc. * ..................     4,200       348
   Human Genome Sciences, Inc. * ............     2,200       153
   IDEXX Laboratories, Inc. * ...............     7,900       174
   Immunex Corp. * ..........................    19,900       808
   Inhale Therapeutic Systems, Inc. * .......     8,400       424
   IVAX Corp. ...............................    15,800       605
   Laboratory Corporation of America Holdings     1,600       282
   Medarex, Inc. * ..........................     3,800       155
   MedImmune, Inc. * ........................    19,800       944
   Millennium Pharmaceuticals, Inc. * .......    11,600       718
   Protein Design Labs, Inc. * ..............     3,700       321
   Sepracor, Inc. * .........................     8,600       689
   UnitedHealth Group, Inc. .................     5,400       331
   Waters Corp. * ...........................     7,300       610
                                                          -------
                                                            9,954

Health Care Services - 2.3%
   Idec Pharmaceuticals Corp. ...............     3,200       607
   Quest Diagnostics, Inc. * ................     3,200       454
                                                          -------
                                                            1,061

Insurance - 0.7%
   Ace, Ltd. * ..............................     2,900       123

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                               Market
                Name of Issuer                      Shares      Value
                                                               (000's)

COMMON STOCK - Continued

Insurance - Continued
   XL Capital, Ltd. - Cl. A .....................    2,100     $    183
                                                               --------
                                                                    306

Leisure & Recreation - 0.8%
   Four Seasons Hotels, Inc. ....................    3,300          210
   International Game Technology ................    3,700          177
                                                               --------
                                                                    387

Media - Publishing - 0.2%
   Radio One, Inc. - Cl. D * ....................    7,600           84

Media - TV / Radio - 1.7%
   Cox Radio, Inc. - Cl. A * ....................    9,600          217
   Radio One, Inc. * ............................    4,900           52
   Spanish Broadcasting Systems, Inc. * .........    8,500           43
   Univision Communications, Inc. - Cl. A * .....   11,200          458
                                                               --------
                                                                    770

Oil - 1.5%
   BJ Services Co. * ............................    6,100          420
   Cooper Cameron Corp. * .......................    4,400          291
                                                               --------
                                                                    711

Oil & Natural Gas Exploration & Production - 4.8%
   Devon Energy Corp. * .........................    7,600          463
   Global Marine, Inc. * ........................   21,000          596
   Murphy Oil Corp. .............................    6,300          381
   Transocean Sedco Forex, Inc. .................   17,100          786
                                                               --------
                                                                  2,226

Oil - Equipment & Service - 2.1%
   Nabors Industries, Inc. * ....................    9,800          580
   Smith International, Inc. ....................    5,500          410
                                                               --------
                                                                    990

Personal & Commercial Lending - 1.1%
   Capital One Financial Corp. ..................    7,800          513

Real Estate Investment Trust - 0.3%
   Boston Properties, Inc. ......................    3,500          152

Retail - Department Stores - 3.4%
   BJ's Wholesale Club, Inc. ....................    9,900          380
   Family Dollar Stores, Inc. ...................   24,700          529
   RadioShack Corp. .............................    6,700          287
   Tiffany & Co. ................................   12,367          391
                                                               --------
                                                                  1,587

Retail - Food - 0.8%
   Darden Restaurants, Inc. .....................   15,900          364

Telecommunication Equipment - 4.8%
   Avanex Corp. * ...............................    2,800          167
   Crown Castle International Corp. .............   13,600          368
   Finisar Corp. * ..............................   21,900          635
   Polycom, Inc. * ..............................    6,700          216
   Sonus Networks, Inc. * .......................    3,400           86
   Symbol Technologies, Inc. ....................   21,200          763
                                                               --------
                                                                  2,235

Telecommunication Services - 1.0%
   Allegiance Telecom, Inc. * ...................    6,200          138
   McLeodUSA, Inc. - Cl. A * ....................   22,000          311
                                                               --------
                                                                    449

Telephone - 0.9%
   Telephone and Data Systems, Inc. .............    4,700          424

Transportation Services - 1.4%
   Harley-Davidson, Inc. ........................   15,800          628
                                                               --------
          TOTAL COMMON STOCK- ...................     94.4%      43,555

                                                    Par
                                                    Value
                                                   (000's)
SHORT-TERM INVESTMENTS - 4.4%
   Investment in joint trading account
   (Note B) 6.695% due 01/02/01 .................  $ 2,023        2,023
                                                   -------     --------
                               TOTAL INVESTMENTS-     98.8%      45,578
             Cash and Receivables, less payables-      1.2%         536
                                                   -------     --------
                                      NET ASSETS-    100.0%      46,114
                                                   =======     ========
* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                              Market
                Name of Issuer                   Shares        Value
                                                              (000's)

COMMON STOCK

Aerospace & Defense - 1.3%
   General Dynamics Corp. ....................    1,100       $     86
   Honeywell International, Inc. .............      900             43
   United Technologies Corp. .................    1,900            149
                                                              --------
                                                                   278

Automobile - 0.5%
   Ford Motor Co. ............................    4,700            110

Bank - 4.4%
   Bank of America Corp. .....................    3,600            165
   Bank of New York Co., Inc. ................    3,900            215
   Comerica, Inc. ............................      900             53
   Firstar Corp. .............................    3,400             79
   FleetBoston Financial Corp. ...............    7,200            271
   J.P. Morgan & Co., Inc. ...................      900            149
                                                              --------
                                                                   932

Business Services - 0.8%
   Automatic Data Processing, Inc. ...........    2,600            165

Chemical - 1.1%
   Air Products & Chemicals, Inc. ............    1,900             78
   Dow Chemical Co. ..........................    2,700             99
   Praxair, Inc. .............................    1,900             84
                                                              --------
                                                                   261

Commercial Sevices - 1.3%
   Convergys Corp. ...........................    1,700             77
   Interpublic Group Cos., Inc. ..............    2,400            102
   Omnicom Group, Inc. .......................    1,100             91
                                                              --------
                                                                   270

Computer Equipment - 3.2%
   Comverse Technology, Inc. .................      400             43
   Hewlett-Packard Co. .......................    2,200             69
   Intel Corp. ...............................    9,300            280
   International Business Machines Corp. .....    2,100            178
   Network Appliance, Inc. ...................      700             45
   VERITAS Software Corp. ....................      600             53
                                                              --------
                                                                   668

Computer Software & Services - 6.1%
   Adobe Systems, Inc. .......................      400             23
   America Online, Inc. ......................    4,000            139
   DST Systems, Inc. .........................      700             47
   EMC Corp. .................................    3,200            213
   First Data Corp. ..........................    4,600            243
   Microsoft Corp. ...........................    6,000            260
   Oracle Corp. ..............................    6,200            180
   Siebel Systems, Inc. ......................      700             47
   Sun Microsystems, Inc. ....................    4,200            117
                                                              --------
                                                                 1,269

Consumer Miscellaneous - 1.1%
   Avery Dennison Corp. ......................    1,600             88
   Black & Decker Corp. ......................    2,200             86
   Parker-Hannifin Corp. .....................    1,300             57
                                                              --------
                                                                   231

Cosmetic & Personal Care - 0.5%
   Colgate-Palmolive Co. .....................    1,000             65
   Procter & Gamble Co. ......................      500             39
                                                              --------
                                                                   104

Diversified Operations - 6.4%
   Corning, Inc. .............................    1,400             74
   El Paso Energy Corp. ......................    2,400            172
   General Electric Co. ......................   16,100            772
   Minnesota Mining & Manufacturing Co. ......      800             96
   Tyco International, Ltd. ..................    4,100            227
                                                              --------
                                                                 1,341

Electric Power - 2.4%
   AES Corp. .................................    1,200             67
   Allegheny Energy, Inc. ....................      900             43
   Constellation Energy Group ................      800             36
   Dominion Resources, Inc. ..................      200             14
   Duke Energy Co. ...........................    1,700            145
   Exelon Corp. ..............................    1,600            112
   Pinnacle West Capital Corp. ...............      800             38
   Reliant Energy, Inc. ......................    1,000             43
                                                              --------
                                                                   498

Electronic Products & Services - 4.3%
   Altera Corp. .............................     1,200             32
   Analog Devices, Inc. ......................    1,300             67
   Cisco Systems, Inc. .......................    9,800            375
   Linear Technology Corp. ...................    1,500             69
   Maxim Integrated Products, Inc. ...........      800             38
   Millipore Corp. ...........................      700             44
   Motorola, Inc. ............................    2,200             45
   Novellus Systems, Inc. ....................    1,000             36
   Sanmina Corp. .............................      600             46
   Texas Instruments, Inc. ...................    1,800             85
   Xilinx, Inc. ..............................    1,200             55
                                                              --------
                                                                   892

Energy - Alternative Source - 0.6%
   Dynegy, Inc. - Cl.A .......................    2,100            118

Financial Services - 3.3%
   Citigroup, Inc. ...........................   11,000            562
   Mellon Financial Corp. ....................      700             34
   Stillwell Financial, Inc. .................    2,300             91
                                                              --------
                                                                   687

Food, Beverage & Tobacco - 1.2%
   Anheuser-Busch Cos., Inc. .................    1,200             55
   ConAgra, Inc. .............................    2,400             62

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                Market
                 Name of Issuer                      Shares      Value
                                                                (000's)

COMMON STOCK - Continued

Food, Beverage & Tobacco - Continued
   PepsiCo, Inc. ................................       600    $     30
   Philip Morris Cos., Inc. .....................     2,300         101
                                                               --------
                                                                    248

Health Care Products - 12.2%
   Abbott Laboratories ..........................     3,000         145
   Allergan, Inc. ...............................     1,000          97
   ALZA Corp. ...................................     1,100          47
   American Home Products Corp. .................     2,700         172
   Baxter International, Inc. ...................     1,200         106
   Bristol-Myers Squibb Co. .....................     4,300         318
   Eli Lilly & Co. ..............................       200          19
   ENZON , Inc. .................................       700          43
   Forest Laboratories, Inc. ....................       200          27
   Johnson & Johnson ............................     2,800         294
   Laboratory Corporation of America
     Holdings ...................................       400          70
   Merck & Co., Inc. ............................     4,300         403
   Pfizer, Inc. .................................    11,100         511
   Pharmacia Corp. ..............................     2,200         134
   Schering-Plough Corp. ........................     2,000         113
   Waters Corp. .................................       700          58
                                                               --------
                                                                  2,557

Health Care Services - 0.3%
   St. Jude Medical, Inc. .......................       400          25
   Wellpoint Health Networks, Inc. ..............       300          34
                                                               --------
                                                                     59

Insurance - 4.5%
   Allstate Corp. ...............................     1,200          52
   American International Group, Inc. ...........     1,400         138
   Chubb Corp. ..................................     1,100          95
   Hartford Financial Services Group, Inc. ......     2,500         177
   Lincoln National Corp. .......................     2,500         118
   Marsh & McLennan Cos., Inc. ..................       600          70
   St. Paul Cos., Inc. ..........................     2,000         109
   Torchmark, Inc. ..............................     2,300          89
   XL Capital, Ltd. - Cl. A .....................     1,000          87
                                                               --------
                                                                    935

Machinery - 0.5%
   Ingersoll-Rand Co. ...........................     2,500         105

Media - Publishing - 0.4%
   AT&T Corp. - Liberty Media Group -
     Cl. A ......................................     8,400         114

Media - TV / Radio - 1.7%
   Clear Channel Communications, Inc. ...........     2,000          97
   Infinity Broadcasting Corp. - Cl. A ..........     1,800          50
   The Walt Disney Co. ..........................     1,800          52
   Time Warner, Inc. ............................     1,200          63
   Viacom, Inc. - Cl. B .........................     1,900          89
                                                               --------
                                                                    351

Metals & Mining - 0.4%
   Alcoa, Inc. ..................................     2,300          77

Oil - 0.7%
   Royal Dutch Petroleum Co. - NY
     Shares .....................................     2,400         145

Oil & Natural Gas Exploration & Production - 2.2%
   Chevron Corp. ................................       700          59
   Exxon Mobil Corp. ............................     3,200         278
   Kerr-McGee Corp. .............................       700          47
   Noble Drilling Corp. .........................       800          35
   USX-Marathon Group ...........................     1,200          33
                                                               --------
                                                                    452

Oil - Equipment & Service - 0.4%
   Baker Hughes, Inc. ...........................     1,800          75

Paper & Forest Products - 0.4%
   Kimberly-Clark Corp. .........................     1,300          92

Retail - Department Stores - 4.0%
   Gap, Inc. ....................................     1,600          41
   Home Depot, Inc. .............................     3,400         155
   Kohl's Corp. .................................     2,600         159
   Limited, Inc. ................................     1,700          29
   Lowe's Cos., Inc. ............................     1,400          62
   RadioShack Corp. .............................     2,700         116
   Tiffany & Co. ................................     1,700          54
   Wal-Mart Stores, Inc. ........................     4,000         212
                                                               --------
                                                                    828

Retail - Drug Stores - 0.9%
   CVS Corp. ....................................       800          48
   TJX Cos., Inc. ...............................     2,800          78
   Walgreen Co. .................................     1,300          54
                                                               --------
                                                                    180

Retail - Food - 0.2%
   Brinker International, Inc. ..................       800          34

Shoe & Apparel Manufacturing - 0.1%
   Intimate Brands, Inc. ........................     1,800          27

Steel - 0.2%
   Nucor Corp. ..................................     1,100          44

Telecommunication Equipment - 0.7%
   JDS Uniphase Corp. ...........................       800          33
   Nortel Networks Corp. ........................     3,400         109
                                                               --------
                                                                    142

Telecommunication Services - 1.3%
   Qwest Communications International, Inc. .....     2,900         119
   Sprint PCS (PCS Group) .......................     2,100          43

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                          Market
Name of Issuer                                                Shares      Value
                                                                         (000's)

COMMON STOCK - Continued

Telecommunication Services - Continued
   Verizon Communications ....................                 2,200     $   110
                                                                         -------
                                                                             272

Telephone - 1.1%
   SBC Communications, Inc. ..................                 3,600         172
   Sprint Corp. ..............................                 2,400          49
                                                                         -------
                                                                             221

Transportation Services - 0.1%
   Union Pacific Corp. .......................                   600          30

U.S. Government Agencies - 1.3%
   Federal National Mortgage Assoc ...........                 3,200         278
                                                                         -------
        TOTAL COMMON STOCK- ..................                  72.1%     15,090

                                                                 Par
                                                                Value
                                                               (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.1%
   Lockheed Martin Corp. - Bonds
   8.5% due 12/01/29 .......................................      $ 15        17

Automobile - 0.2%
   Ford Motor Co. - Bonds
   6.625% due 10/01/28 .....................................        60        51

Bank - 1.1%
   Bank of America Corp. - Sub. Notes
   7.8% due 02/15/10 .......................................        80        83
   BankBoston Corp. - Sr. Notes
   6.125% due 03/15/02 .....................................        50        50
   Korea Development Bank - Bonds
   7.125% due 09/17/01 .....................................        50        50
   Wells Fargo Bank NA - Sub.
   7.55% due 06/21/10 ......................................        40        43
                                                                         -------
                                                                             226

Brokerage & Investment Management - 0.2%
   Lehman Brothers Holdings, Inc. -
     Notes
   6.5% due 10/01/02 .......................................        50        50

Computer Equipment - 0.1%
   International Business Machines Corp.
     - Notes
   5.625% due 04/12/04 .....................................        30        29

Financial Services - 1.3%
   Associates Corp. of North America -
     Sr. Notes
   6.25% due 11/01/08 ......................................        45        43
   First Union National Nank - Sub.
     Notes
   7.8% due 08/18/10 .......................................        40        41
   General Electric Capital Corp.
   7.5% due 05/15/05 .......................................        30        32
   General Motors Acceptance Corp.
   7.5% due 07/15/05 .......................................        40        41
   Green Tree Financial Corp. - Ser
     1996-8 Cl. A6
   7.6% due 10/15/27 .......................................        50        52
   PNC Funding Corp.
   7.0% due 09/01/04 .......................................        50        51
                                                                         -------
                                                                             260

Foreign Governmental - 0.2%
   Province of Quebec - Debs
   7.5% due 09/15/29 .......................................        45        48

Media - TV / Radio - 0.3%
   News America, Inc. - Debs
   7.125% due 04/08/28 .....................................        20        16
   Time Warner, Inc.
   6.625% due 05/15/29 .....................................        20        18
   Viacom, Inc.
   7.7% due 07/30/10 .......................................        30        32
                                                                         -------
                                                                              66

Natural Gas Distribution - 0.2%
   Enron Corp. - Debs
   9.125% due 04/01/03 .....................................        30        32

Oil & Natural Gas Exploration & Production - 0.1%
   Amerada Hess Corp. - Bonds
   7.875% due 10/01/29 .....................................        20        21

Oil - Equipment & Service - 0.1%
   Petroleum Geo-Services ASA - Sr
     Notes
   7.125% due 03/30/28 .....................................        20        16

Personal & Commercial Lending - 0.5%
   Goldman Sachs Group, Inc.
   7.8% due 01/28/10 .......................................        40        42
   Household Finance Corp. - Notes
   6.0% due 05/01/04 .......................................        30        29
   8.0% due 07/15/10 .......................................        30        32
   U.S. West Capital Funding, Inc.
   6.875% due 07/15/28 .....................................        10         9
                                                                         -------
                                                                             112

Retail - Department Stores - 0.2%
   Wal Mart Stores, Inc.
   7.55% due 02/15/30 ......................................        40        44

U.S. Government Agencies - 12.2%
   Federal National Mortgage Assoc
   6.0% due 12/01/99 .......................................       150       148
   6.0% due 12/01/99 .......................................       350       339
   6.625% due 11/15/30 .....................................       168       178
   7.0% due 12/01/99 .......................................       310       310
   7.125% due 06/15/10 .....................................       270       292
   7.25% due 05/15/30 ......................................        60        68

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                 Par       Market
                                                Value       Value
                                               (000's)     (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   7.5% due 12/01/99 .................         $   420     $   429
   7.5% due 12/01/99 .................             279         283
   Federal National Mortgage Assoc. -
     Notes
   4.75% due 11/14/03 ................              50          49
   7.0% due 07/15/05 .................             420         441
                                                           -------
                                                             2,537

U.S. Governmental - 9.1%
   U.S. Treasury
   5.875% due 02/15/04 ...............             300         306
   U.S. Treasury - Bonds
   5.25% due 02/15/29 ................              47          45
   5.875% due 11/15/04 ...............             450         462
   8.875% due 08/15/17 ...............             210         286
   U.S. Treasury - Notes
   6.25% due 10/31/01 ................             265         266
   6.5% due 02/15/10 .................             105         115
   6.625% due 05/15/07 ...............             400         431
                                                           -------
                                                             1,911
                                                           -------
                 TOTAL PUBLICLY-TRADED
                                BONDS-            25.9%      5,420


SHORT-TERM INVESTMENTS - 8.8%
   Investment in joint trading account
     (Note B)
   6.695% due 01/02/01                           1,852       1,853
                                              --------     -------
                     TOTAL INVESTMENTS-          106.8%     22,363
   Payables, less cash and receivables-           (6.8)%    (1,422)
                                              --------     -------
                            NET ASSETS-          100.0%     20,941
                                              ========     =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                      Par       Market
Name of Issuer                                       Value      Value
                                                    (000's)    (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.2%
   Jet Equipment Trust
   10.91% due 08/15/14 ...........................  $ 2,100   $  2,305
   Lockheed Martin Corp. - Bonds
   8.5% due 12/01/29 .............................     2,635     2,990
   Raytheon Co.
   7.9% due 03/01/03 .............................     2,605     2,678
   Raytheon Co. - Notes
   8.3% due 03/01/10 .............................     1,650     1,808
                                                              --------
                                                                 9,781

Agricultural Operations - 0.3%
   Marlin Water Trust - Sr. Notes 144A (a)
   7.09% due 12/15/01 ............................     2,553     2,557

Automobile - 0.8%
   Ford Motor Co. - Bonds
   7.45% due 07/16/31 ............................     2,675     2,516
   Toyota Auto Receivables Owner Trust - Ser
     2000-B Cl. A4
   6.8% due 04/15/07 .............................     3,715     3,804
                                                              --------
                                                                 6,320

Bank - 3.2%
   Abbey National First Capital - Sr
   Sub. Notes
   8.2% due 10/15/04 .............................     4,000     4,242
   Bank of America Corp. - Sub. Notes
   7.8% due 02/15/10 .............................     2,685     2,795
   BNP PARIBAS Capital Trust
   9.003% due 12/29/49 ...........................     1,785     1,857
   International Bank of Reconstruction &
     Development - Debs
   8.25% due 09/01/16 ............................     2,150     2,571
   National Westminister Bank, NY - Sub.
     Notes
   9.45% due 05/01/01 ............................     5,000     5,050
   NB Capital Trust IV
   8.25% due 04/15/27 ............................     1,680     1,593
   RBSG Capital Corp. - Notes
   10.125% due 03/01/04 ..........................     5,000     5,489
   Royal Bank of Scotland Group plc
   8.817% due 03/31/05 ...........................     1,870     1,958
                                                              --------
                                                                25,555

Brokerage & Investment Management - 0.2%
   Salomon Brothers Mortgage Securities VII
   6.75% due 07/25/24 ............................     1,890     1,886

Chemical - 0.2%
   Akzo Nobel, Inc. - Bonds 144A (a)
   6.0% due 11/15/03 .............................     1,630     1,609

Cosmetic & Personal Care - 0.2%
   Procter & Gamble Co. - Debs
   6.45% due 01/15/26 ............................     1,755     1,681

Electric Power - 8.4%
   AES Corp.
   9.375% due 09/15/10 ...........................       725       747
   AES Corp. - Sr. Notes
   9.5% due 06/01/09 .............................     1,645     1,703
   AES Corp. - Sr. Sub. Notes
   10.25% due 07/15/06 ...........................     2,243     2,316
   AES Eastern Energy
   9.0% due 01/02/17 .............................     2,130     2,166
   Beaver Valley Funding Corp. - Debs
   9.0% due 06/01/17 .............................     2,365     2,586
   BVPS II Funding Corp. - Coll. Lease Bonds
   8.89% due 06/01/17 ............................     2,464     2,622
   CalEnergy Co., Inc. - Bonds
   8.48% due 09/15/28 ............................     2,685     2,904
   Calpine Corp. - Sr. Notes
   10.5% due 05/15/06 ............................     1,920     1,978
   Cleveland Electric Illuminating Co.
   7.88% due 11/01/17 ............................       480       483
   Cleveland Electric Illuminating Co. - 1st
     Mtge
   9.5% due 05/15/05 .............................     5,775     5,932
   CMS Energy Corp. - Sr. Notes
   6.75% due 01/15/04 ............................     2,040     1,921
   8.125% due 05/15/02 ...........................     2,650     2,625
   CMS ENERGY Corp.
   9.875% due 10/15/07 ...........................       730       763
   Connecticut Light & Power Co.
   7.75% due 06/01/02 ............................     1,090     1,108
   Connecticut Light & Power Co. - Notes
     144A (a)
   8.59% due 06/04/03 ............................     1,310     1,316
   East Coast Power LLC - Secd. Notes
   7.066% due 03/31/12 ...........................     1,855     1,776
   Long Island Lighting Co. - Debs
   8.2% due 03/15/23 .............................     3,235     3,313
   Midland Cogeneration Venture - Debs
   10.33% due 07/23/02 ...........................       411       421
   10.33% due 07/23/02 ...........................     1,694     1,735
   Monterrey Power SA de CV - Sec. Bonds
     144A (a)
   9.625% due 11/15/09 ...........................       650       633
   Niagara Mohawk Power Corp. - Debs
   8.77% due 01/01/18 ............................     3,909     4,223
   North Atlantic Energy Corp. - 1st Mtge
   9.05% due 06/01/02 ............................     1,230     1,245
   Peco Energy Transition Trust
   7.625% due 03/01/10 ...........................     7,630     8,016
   PNPP II Funding Corp. - Debs
   9.12% due 05/30/16 ............................     2,455     2,641
   Quest Diagnostic, Inc.
   10.75% due 12/15/06 ...........................     1,847     1,939
   Sierra Pacific Resources - Notes
   8.75% due 05/15/05 ............................     2,535     2,660

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                               Par      Market
                  Name of Issuer                              Value      Value
                                                             (000's)    (000's)

PUBLICLY-TRADED BONDS - Continued

Electric Power - Continued
   System Energy Resources, Inc. - 1st Mtge.
   7.71% due 08/01/01.....................................  $   2,590   $  2,604
   TXU Electric & Gas
   8.175% due 01/30/37 ...................................      1,810      1,665
   Waterford 3 Funding - Entergy - Bonds
   8.09% due 01/02/17 ....................................      4,488      4,409
   XCEL Energy, Inc. - Sr. Notes
   7.0% due 12/01/10 .....................................      2,470      2,449
                                                                        --------
                                                                          70,899

Energy - Alternative Source - 0.2%
   Pugent Sound Energy, Inc.
   7.69% due 02/01/11 ....................................      1,785      1,861

Financial Services - 4.6%
   Associates Corp. of North America - Debs.
   6.95% due 11/01/18 ....................................      1,465      1,388
   Bank of New York Institution Capital -
     144A (a)
   7.78% due 12/01/26 ....................................      3,350      3,157
   Barclays North America Capital Corp. -
     Debs.
   9.75% due 05/15/21 ....................................      4,650      4,886
   Citigroup , Inc.
   7.25% due 10/01/10 ....................................      3,280      3,380
   ERAC USA Finance Co.
   7.95% due 12/15/09 ....................................      1,675      1,660
   General Electric Cap Corp. - Notes
   6.875% due 11/15/10 ...................................      2,670      2,800
   General Motors Acceptance Corp.
   7.5% due 07/15/05 .....................................      2,535      2,595
   HSBC Capital Funding LP - Ser. 144A (a)
   9.547% due 12/31/49 ...................................      2,115      2,325
   ING Capital Funding Trust III
   8.439% due 12/31/49 ...................................      1,770      1,801
   NiSource Finance Corp. - 144A (a)
   7.875% due 11/15/10 ...................................      1,980      2,080
   Peco Energy Transition Trust
   6.05% due 03/01/09 ....................................      2,600      2,579
   Spear Leeds & Kellogg lp - Notes
   8.25% due 08/15/05 ....................................      2,015      2,135
   Sun Canada Financial Co. - Bonds 144A (a)
   6.625% due 12/15/07 ...................................      3,345      3,329
   The MONY Group, Inc. - Sr. Notes
   7.45% due 12/15/05 ....................................      1,155      1,169
   UBS Preferred Funding TRI
   8.622% due 10/29/49 ...................................      1,805      1,894
   URC Holdings Corp. - Sr. Notes 144A (a)
   7.875% due 06/30/06 ...................................      1,840      1,913
                                                                        --------
                                                                          39,091
Food, Beverage & Tobacco - 0.6%
   Canandaigua Brands, Inc. - Sr. Sub. Notes
   8.75% due 12/15/03 ................................          2,365      2,318
   Earthgrains Co.
   8.375% due 08/01/03................................          2,500      2,519
                                                                        --------
                                                                           4,837

Foreign Governmental - 2.1%
   Hydro-Quebec - Debs. Ser. IF
   7.375% due 02/01/03 ...............................          1,000      1,026
   Hydro-Quebec - Debs.
   9.4% due 02/01/21 .................................            610        761
   Hydro-Quebec - Debs. Ser. FU
   11.75% due 02/01/12 ...............................          5,000      7,019
   Nova Scotia
   8.75% due 04/01/22 ................................          3,000      3,608
   Province of Quebec - Debs
   7.5% due 09/15/29 .................................          2,970      3,198
   Province of Saskatchewan
   9.375% due 12/15/20 ...............................          1,500      1,889
                                                                        --------
                                                                          17,501

Health Care Products - 0.2%
   Fresenius Medical Capital Trust II
   7.875% due 02/01/08 ...............................          1,740      1,583

Health Care Services - 0.5%
   Dynacare, Inc. - Sr. Notes
   10.75% due 01/15/06 ...............................          2,125      1,997
   HCA - The Healthcare Co. - Notes
   8.75% due 09/01/10 ................................            910        958
   Tenet Healthcare Corp. - Sr. Notes
   8.0% due 01/15/05 .................................          1,295      1,311
                                                                        --------
                                                                           4,266

Insurance - 1.3%
   AXA - Sub Notes
   8.6% due 12/15/30 .................................          1,770      1,822
   Equitable Life Assurance Society USA -
     Notes 144A (a)
   6.95% due 12/01/05 ................................          1,240      1,251
   Mass. Mutual Life Insurance Co. - Notes
     144A (a)
   7.625% due 11/15/23 ...............................          2,640      2,629
   New York Life Insurance Co. - Sr. Notes
     144A (a)
   7.5% due 12/15/23 .................................          5,970      5,324
                                                                        --------
                                                                          11,026

Leisure & Recreation - 0.2%
   MGM Mirage, Inc.
   8.5% due 09/15/10 .................................          1,430      1,472

Media - TV / Radio - 2.3%
   Adelphia Communications Corp. - Sr. Notes
   8.125% due 07/15/03 ...............................          1,270      1,181
   9.25% due 10/01/02 ................................          2,460      2,374
   British Sky Broadcasting
   8.2% due 07/15/09 .................................          1,845      1,741

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                             Par        Market
                  Name of Issuer                            Value        Value
                                                           (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Media - TV / Radio - Continued
   Clear Channel Communications - Sr. Notes
   7.875% due 06/15/05 ................................. $     1,690  $    1,757
   Continental Cablevision - Sr. Notes
   8.3% due 05/15/06 ...................................       2,165       2,320
   EchoStar DBS Corp. - Sr. Notes
   9.375% due 02/01/09 .................................
   Lenfest Communications, Inc.
   8.375% due 11/01/05 .................................       1,690       1,808
   News America Holdings, Inc. - Debs.
   8.25% due 08/10/18 ..................................       1,275       1,250
   Rogers Cablesystems - Sr. Notes
   10.0% due 03/15/05 ..................................       1,205       1,271
   TCI Communications, Inc. - Debs.
   7.875% due 02/15/26 .................................       1,780       1,739
   Time Warner, Inc. - Debs.
   9.125% due 01/15/13 .................................       3,133       3,640
                                                                      ----------
                                                                          19,081

Metal Production & Fabrication - 0.2%
   Yanacocha Receivables - Pass thru Certs.
     144A (a)
   8.4% due 06/15/05 ...................................       1,466       1,397

Municipals - 0.4%
   New Hampshire State - Taxable Pease Dev.
     Auth.
   7.7% due 07/01/12 ...................................       3,000       3,182

Natural Gas Distribution - 0.4%
   Keyspan Corp. - Notes
   7.625% due 11/15/10 .................................       1,775       1,886
   Louis Dreyfus Natural Gas Corp.
   6.875% due 12/01/07 .................................       1,690       1,675
                                                                      ----------
                                                                           3,561

Oil - 0.3%
   TOSCO Corp. 8.125% due 02/15/30 .....................       2,650       2,854

Oil & Natural Gas Exploration & Production - 1.6%
   Alberta Energy Co., Ltd. - Notes
   8.125% due 09/15/30 .................................       1,800       1,910
   Amerada Hess Corp. - Bonds
   7.875% due 10/01/29 .................................       2,625       2,745
   Apache Finance of Canada
   7.75% due 12/15/29 ..................................       2,685       2,833
   Occidental Petroleum Corp. - Sr. Debs.
   10.125% due 09/15/09 ................................       3,000       3,531
   Ocean Energy, Inc.
   8.875% due 07/15/07 .................................       1,325       1,358
   Snyder Oil Corp.
   8.75% due 06/15/07 ..................................         805         835
                                                                      ----------
                                                                          13,212
Oil - Equipment & Service - 0.6%
   EL Paso Energy Corp. 8.05% due 10/15/30 .............       2,635       2,770
   Humpuss Funding Corp. - 144A (a)
   7.72% due 12/15/09 ..................................       1,038         816
   Petroleum Geo-Services ASA - Sr. Notes
   7.125% due 03/30/28 .................................       2,165       1,745
                                                                      ----------
                                                                           5,331

Paper & Forest Products - 0.3%
   International Paper Co. Notes 144A (a)
   8.125% due 07/08/05 .................................       2,540       2,636

Personal & Commercial Lending - 8.3%
   Boeing Cap. Corp.
   7.375% due 09/27/10 .................................       2,685       2,877
   Commercial Mortgage Acceptance Corp. -
     Ser. 1991-C1 A1
   6.79% due 06/15/31 ..................................       3,278       3,348
   CS First Boston Mortgage Securities Corp. -
     Ser. 1998-C1 A1A
   6.26% due 04/11/30 ..................................       2,567       2,576
   Deutsche Mortgage & Asset Receiving
     Corp. - Ser. 1998-C1 Cl. C
   6.861% due 03/15/08 .................................       2,170       2,168
   EQCC Home Equity Loan Trust
   6.57% due 02/15/29 ..................................       2,120       2,118
   Ford Credit Auto Owner Trust
   6.58% due 11/15/04 ..................................       5,025       5,119
   Ford Motor Credit Co. - Notes
   6.125% due 04/28/03 .................................       3,185       3,157
   GMAC Commercial Mortgage Securities,
     Inc.
   6.566% due 11/15/07 .................................       3,385       3,402
   GMAC Commercial Mortgage Securities,
     Inc. - 1997-C1 A2
   6.853% due 09/15/06 .................................       7,325       7,483
   Household Finance Corp. - Notes
   5.875% due 11/01/02 .................................       3,955       3,923
   Household Finance Corp. - Sr. Unsub.
   5.875% due 02/01/09 .................................       1,820       1,678
   LB Commercial Conduit Mortgage Trust -
     Ser. 1999-C1
   6.41% due 08/15/07 ..................................       3,348       3,379
   Midland Funding Corp. II - Debs.
   11.75% due 07/23/05 .................................       3,185       3,344
   MMCA Auto Owner Trust
   6.86% due 06/15/05 ..................................       4,092       4,195
   Money Store Home Equity Trust - Ser. 1997-
     C1 DAF7
   6.485% due 12/15/28 .................................       4,060       4,061
   Morgan Stanley Capital Ser. 1999-CAM1
     Cl. A3
   6.92% due 11/15/18 ..................................       7,605       7,828

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                             Par         Market
         Name of Issuer                                     Value        Value
                                                           (000's)      (000's)

PUBLICLY-TRADED BONDS - Continued

Personal & Commercial Lending - Continued
   U.S. West Capital Funding, Inc.
   6.875% due 07/15/28 ................................. $     2,675   $   2,339
   UCFC Home Equity Loan
   7.18% due 02/15/25 ..................................       1,115       1,137
   UCFC Home Equity Loan - Ser. 1997-A1 A8
   7.22% due 06/15/28 ..................................       6,177       6,289
                                                                       ---------
                                                                          70,421

Pollution Control - 0.3%
   Enron Corp. - Notes 144A (a)
   8.0% due 08/15/05 ...................................       2,510       2,622

Real Estate Investment Trust - 2.4%
   American Health Properties, Inc. - Notes
   7.5% due 01/15/07 ...................................       1,350       1,278
   Amresco Residential Securities - Mtge. Loan
   6.51% due 08/25/27 ..................................       7,885       7,873
   Cabot Industrial Properties LP - Notes
   7.125% due 05/01/04 .................................       1,975       1,976
   Camden Property Trust - Sr. Notes
   7.0% due 04/15/04 ...................................       2,170       2,148
   IMC Home Equity Loan Trust - Ser. 1998-1
     A4
   6.6% due 03/20/25 ...................................       3,280       3,292
   Liberty Property LP - Notes
   6.6% due 06/05/02 ...................................       1,675       1,679
   TriNet Corp. Realty Trust, Inc. - Notes
   7.3% due 05/15/01 ...................................       2,070       2,027
                                                                       ---------
                                                                          20,273

Real Estate Operations - 0.2%
   HMH Properties, Inc. - Ser. A
   7.875% due 08/01/05 .................................       2,075       1,992

Telecommunication Equipment - 0.2%
   BellSouth Capital Funding - Debs
   7.875% due 02/15/30 .................................       1,755       1,801

Telecommunication Services - 2.1%
   Cox Communications, Inc. - Notes
   7.75% due 11/01/10 ..................................       1,785       1,854
   CSC Holdings, Inc. - Sr. Notes
   8.125% due 07/15/09 .................................       2,055       2,101
   Dominion Resources, Inc.
   8.125% due 06/15/10 .................................       2,680       2,895
   McLeodUSA, Inc. - Sr. Notes
   9.5% due 11/01/08 ...................................       1,520       1,368
   NTL Communications Corp. - Sr. Notes
   11.5% due 10/01/08 ..................................       1,625       1,446
   Telecorp PCS, Inc.
   11.625% due 04/15/09 ................................       1,715       1,175
   Verizon Global Funding Corp. - Bonds
     144A (a)
   7.75% due 12/01/30 ..................................       2,640       2,686
   Voicestream Wireless Corp. Sr. Notes
   10.375% due 11/15/09 ................................         545         586
   Voicestream Wireless Corp.
   11.5% due 09/15/09 ..................................       1,540       1,709
   Worldcom, Inc.
   8.0% due 05/15/06 ...................................       2,350       2,391
                                                                       ---------
                                                                          18,211

Telephone - 1.0%
   Calpine Corp.
   8.25% due 08/15/05 ..................................       3,450       3,426
   LCI International, Inc. - Sr. Notes
   7.25% due 06/15/07 ..................................       2,205       2,230
   MetroNet Communications Corp. - Sr. Notes
   12.0% due 08/15/07 ..................................       1,770       1,948
   Pinnacle Partners
   8.83% due 08/15/04 ..................................       1,350       1,395
                                                                       ---------
                                                                           8,999

Transportation Services - 2.4%
   America West Airlines, Inc. - Pass thru Certs.
   6.93% due 01/02/08 ..................................       1,522       1,504
   Burlington North Santa Fe
   7.95% due 08/15/30 ..................................       2,625       2,746
   Continental Airlines, Inc. - Pass thru Certs.
   7.206% due 06/30/04 .................................       2,634       2,640
   Delta Air Lines - Ser. 00-1
   7.57% due 11/18/10 ..................................       1,785       1,884
   Erac USA Finance Co. - Notes 144A (a)
   6.625% due 02/15/05 .................................         900         874
   Northwest Airlines Corp.
   8.375% due 03/15/04 .................................       1,350       1,296
   Northwest Airlines Corp. - Ser. 1996-1
   8.97% due 01/02/15 ..................................         211         222
   NWA Trust - Sr. Notes
   9.25% due 06/21/14 ..................................       2,248       2,455
   Railcar Trust - Pass thru Notes Ser
   1992 -1
   7.75% due 06/01/04 ..................................       1,476       1,511
   U.S. Air, Inc. - Pass thru Certs. Ser. 1990 -
     A1
   11.2% due 03/19/05 ..................................       1,193       1,209
   United Air Lines
   7.032% due 04/01/12 .................................       2,475       2,533
   Wisconsin Central Transportation Corp. -
     Notes
   6.625% due 04/15/08 .................................       1,360       1,343
                                                                       ---------
                                                                          20,217

U.S. Government Agencies - 31.9%
   Federal National Mortgage Assoc.
   6.0% due 09/01/14 ...................................       9,209       9,091
   6.5% due 09/01/13 ...................................         131         131
   6.5% due 07/01/14 ...................................       8,314       8,312
   6.5% due 11/01/14 ...................................         125         125

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                             Par         Market
         Name of Issuer                                     Value         Value
                                                           (000's)       (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   6.5% due 01/01/15 .................................     $     59     $     59
   6.5% due 02/01/15 .................................           99           99
   6.5% due 06/01/15 .................................          439          439
   6.5% due 11/01/28 .................................       10,199       10,065
   6.625% due 09/15/09 ...............................        9,920       10,337
   Federal National Mortgage Assoc. Ser. 1997-M8 Cl.A
   6.94% due 01/25/22 ................................        1,418        1,455
   Federal National Mortgage Assoc.
   7.0% due 09/01/10 .................................        4,039        4,093
   7.0% due 11/01/14 .................................        5,778        5,839
   7.385% due 03/25/21 ...............................        1,010        1,036
   Federal National Mortgage Assoc. - Notes
   7.125% due 01/15/30 ...............................       13,165       14,736
   Government National Mortgage Assoc.
   6.0% due 01/15/29 .................................        9,564        9,280
   6.5% due 01/15/29 .................................        4,362        4,313
   6.5% due 07/15/28 .................................       14,515       14,352
   6.5% due 02/15/29 .................................       12,211       12,073
   6.5% due 04/15/29 .................................        8,031        7,940
   6.5% due 05/15/29 .................................        8,921        8,821
   6.5% due 06/15/29 .................................       26,859       26,557
   6.5% due 08/15/29 .................................        6,947        6,868
   7.0% due 09/15/25 .................................        2,104        2,117
   7.0% due 08/15/28 .................................        6,421        6,449
   7.0% due 03/15/29 .................................        7,492        7,525
   7.0% due 04/15/29 .................................       12,036       12,089
   7.0% due 06/15/29 .................................          422          424
   7.0% due 09/15/29 .................................       31,713       31,852
   7.0% due 10/15/30 .................................        6,201        6,228
   7.5% due 09/15/29 .................................       17,845       18,151
   7.5% due 12/15/29 .................................        8,583        8,731
   7.5% due 10/15/30 .................................        6,196        6,302
   7.5% due 11/15/30 .................................          864          879
   8.0% due 05/15/25 .................................          290          298
   8.0% due 06/15/25 .................................          273          281
   8.0% due 09/15/25 .................................          563          578
   8.0% due 01/15/26 .................................          276          283
   8.0% due 08/15/27 .................................        1,473        1,512
   8.0% due 07/15/30 .................................        6,650        6,824
   8.5% due 09/15/21 .................................          607          631
   9.0% due 05/15/21 .................................          415          437
   9.0% due 08/15/21 .................................          486          511
   9.5% due 06/15/16 .................................          321          339
                                                                       ---------
                                                                         268,462

U.S. Governmental - 13.6%
   U.S. Treasury - Notes
   5.625% due 05/15/08 ...............................       15,490       15,897
   5.75% due 08/15/03 ................................       39,750       40,328
   5.75% due 08/15/10 ................................        3,625        3,799
   7.0% due 07/15/06 .................................        4,799        5,223

   U.S. Treasury - Bonds
   6.125% due 08/15/29 ...............................        3,705        4,035
   7.125% due 02/15/23 ...............................        2,057        2,451
   U.S. Treasury - Notes
   7.5% due 02/15/05 .................................       27,721       30,142
   U.S. Treasury - Bonds
   8.875% due 08/15/17 ...............................        9,239       12,558
                                                                       ---------
                                                                         114,433
                                                                       ---------
                          TOTAL PUBLICLY-TRADED BONDS-        92.7%      780,610


WARRANTS

Telephone - 0.0%
   MetroNet Communications Corp. - CW07
     144A (a)
   expires 08/15/07 (Cost $58)........................           2           229
                                                                       ---------
                                       TOTAL WARRANTS-        0.0%           229

SHORT-TERM INVESTMENTS - 5.9%
   Investment in joint trading account (Note B)
   6.695% due 01/02/01                                      50,007        50,033
                                                         ---------     ---------
                                    TOTAL INVESTMENTS-       98.6%       830,872
                  Cash and Receivables, less payables-        1.4%        11,427
                                                         ---------     ---------
                                           NET ASSETS-     100.00%       842,299
                                                         =========     =========

(a) Pursuant to Rule 144A (a) under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $35,217 or 4.18% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
CORE BOND FUND

                                                                Par      Market
         Name of Issuer                                        Value      Value
                                                              (000's)    (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.0%
     Lockheed Martin Corp.
     8.2% due 12/01/09 ....................................   $   50     $   55

Automobile - 1.9%
     Hertz Corp.
     7.625% due 08/15/07 ..................................      100        103

Bank - 4.3%
     Barclays Bank plc - Bonds 144A (a)
     8.55% due 09/29/49 ...................................       75         79
     Korea Development Bank
     6.5% due 11/15/02 ....................................       50         49
     National Bank of Canada - Notes Ser. B
     8.125% due 08/15/04 ..................................      100        105
                                                                         ------
                                                                            233

Brokerage & Investment Management - 1.0%
     Lehman Brothers Holdings, Inc.
     7.875% due 08/15/10 ..................................       50         52

Computer Equipment - 2.4%
     Adaptec Inc.
     4.75% due 02/01/04 ...................................       50         38
     Dell Computer Corp.
     7.1% due 04/15/28 ....................................      100         90
                                                                         ------
                                                                            128

Electric Power - 1.9%
     Isreal Electric Corp. Ltd.
     8.25% due 10/15/09 ...................................      100        102

Financial Services - 5.1%
     Amvescap plc
     6.6% due 05/15/05 ....................................       75         74
     General Electric Capital Corp.
     6.65% due 09/03/02 ...................................      100        101
     General Motors Acceptance Corp.
     7.5% due 07/15/05 ....................................      100        103
                                                                         ------
                                                                            278

Leisure & Recreation - 1.9%
     International Speedway Corp.
     7.875% due 10/15/04 ..................................      100        103

Media - TV / Radio - 0.9%
     Clear Channel Communications
     7.65% due 09/15/10 ...................................       50         51

Metals & Mining - 0.7%
     Inco, Ltd. - Debs.
     9.6% due 06/15/22 ....................................       40         40

Oil  - 2.0% TOSCO Corp.
     8.125% due 02/15/30 ..................................      100        108

Oil & Natural Gas Exploration & Production - 1.8%
     Union Pacific Resources Group, Inc.
     7.0% due 10/15/06 ....................................       50         51
     Enterprise Oil - Bonds
     7.0% due 05/01/18 ....................................       50         47
                                                                         ------
                                                                             98

Personal & Commercial Lending - 1.0%
     Prime Credit Card Master Trust
     6.7% due 11/15/05 ....................................       50         50

Pollution Control - 1.3%
     USA Waste Service , Inc.
     7.125% due 10/01/07 ..................................       75         72

Real Estate Development - 0.5%
     EOP Operating LP - Notes
     7.375% due 11/15/03 ..................................       25         25

Retail - Department Stores - 1.9%
     Target Corp.
     7.5% due 02/15/05 ....................................      100        104

Telecommunication Services - 3.5%
     Deutsche Telekom International Finance
     8.25% due 06/15/30 ...................................      100         99
     Sprint Capital Corp.
     6.375% due 05/01/09 ..................................      100         90
                                                                         ------
                                                                            189

Transportation Services - 2.9%
     Delta Air Lines - Ser. 00-1
     7.57% due 11/18/10 ...................................       50         53
     United Airlines
     7.73% due 07/01/10 ...................................      100        105
                                                                         ------
                                                                            158

U.S. Government Agencies - 46.1%
     Federal Home Loan Mortgage Corp. - Notes
     5.75% due 07/15/03 ...................................      200        200
     Federal Home Loan Mortgage Corp.
     6.0% due 01/01/29 ....................................      194        188
     7.5% due 01/01/30 ....................................       99        100
     Federal National Mortgage Assoc.
     5.125% due 02/13/04 ..................................      350        345
     6.0% due 11/01/28 ....................................      194        188
     7.0% due 07/01/30 ....................................      195        196
     7.5% due 08/01/15 ....................................      387        396
     7.5% due 07/01/30 ....................................      199        202
     8.0% due 12/01/29 ....................................      280        287
     8.5% due 01/01/31 ....................................      200        206
     Government National Mortgage Assoc.
     7.0% due 08/15/29 ....................................       99        100

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
CORE BOND FUND

                                                               Par       Market
Name of Issuer                                                Value       Value
                                                             (000's)     (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
   7.5% due 07/15/30 .................................      $    97     $     99
                                                                        --------
                                                                           2,507

U.S. Governmental - 14.9%
   U.S. Treasury
   4.25% due 01/15/10 ................................          103          107
   U.S. Treasury - Notes
   5.25% due 05/15/04 ................................           50           50
   U.S. Treasury - Bonds
   7.25% due 05/15/16 ................................          350          412
   7.25% due 08/15/22 ................................          200          241
                                                                        --------
                                                                             810
                                                                        --------
                          TOTAL PUBLICLY-TRADED BONDS-        97.0%        5,266

SHORT-TERM INVESTMENTS - 1.3%
   Investment in joint trading account
   (Note B)
   6.695% due 01/02/01                                           69           69
                                                            -------     --------
                                    TOTAL INVESTMENTS-        98.3%        5,335
                  Cash and Receivables, less payables-         1.7%           93
                                                            -------     --------
                                           NET ASSETS-       100.0%        5,428
                                                            =======     ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $79 or 1.5% of net assets of the Portfolio.

See notes to financial statements

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                          Market
Name of Issuer                                               Shares       Value
                                                                         (000's)

COMMON STOCK

Argentina - 0.5%
   Acindar Industria Argentina de Aceros
     SA - Ser. B * (STEE) ............................       6,311       $     5
   Banco Frances del Rio de la Plata SA -
     ADR (BANK) ......................................          560           12
   Grupo Financiero Galicia SA (FINL) ................        2,384           35
   IRSA Inverionses York Represent
     (READ) ..........................................          953           16
   Siderar SAIC - Cl. A * (STEE) .....................        2,797            7
   Telecom Argentina Stet-France Telecom
     SA - ADR (TELS) .................................        4,860           76
                                                                         -------
                                                                             151

Brazil - 8.9%
   Centrais Electricas Brasileiras SA (UTIE) .........      845,000           16
   Centrais Electricas Brasileiras SA ADR -
     ADR (UTIE) ......................................        1,000            9
   Companhia Energetica de Minas Gerias -
     ADR (UTIE) ......................................        3,540           51
   Companhia Vale do Rio Doce - ADR
     (META) ..........................................        1,605           39
   Embraer - Empresa Brasileira de
     Aeronautica SA (AERO) ...........................        4,800          191
   Embratel Participacoes SA - ADR (UTIT) ............       15,286          240
   Petroleo Brasileiro SA * (OILX) ...................       11,400          288
   Petroleo Brasileiro SA - ADR (OILX) ...............        3,545           83
   Tele Celular Sul Participacoes SA - ADR
     (TELS) ..........................................        3,798           99
   Tele Norte Leste Participacoes SA - ADR
     (TELS) ..........................................       14,832          338
   Telecomunicacoes Brasileiras SA - ADR
     (UTIT) ..........................................        4,943          360
   Telecomunicacoes do Parana SA (TELS) ..............        5,205          307
   Telemig Celular Participacoes SA - ADR
     (TELS) ..........................................          997           59
   Telesp Celular Participacoes SA - ADR
     (TELS) ..........................................        7,424          201
   Unibanco - Uniao de Bancos Brasileiros
     SA - GDR (BANK) .................................       13,501          398
   Votorantim Celulose e Papel SA - ADR
     (PAPR) ..........................................        4,400           61
                                                                        --------
                                                                           2,740


Cayman Islands - 0.0%
   SINA.com * (SOFT) .................................        1,100            3

Chile - 0.2%
   Compania de Telecomunicaciones de
     Chile SA (UTIT) .................................        4,700           62

China - 0.9%
   China Petroleum (OILE) ............................      313,000           49
   Great Wall Technology Co. * (ETRN) ................      393,000          128
   Guandong Kelon Electrical Holdings Co.,
     Ltd. - H Shares (APPL) ..........................       34,000            6
   Nanjing Panda Electric (UTIE) .....................      222,000           49
   Yanzhou Coal Mining Co., Ltd. ADR -
     ADR (META) ......................................        3,960           55
                                                                        --------
                                                                             287

Czech Republic - 0.3%
   Cesky Telecom AS - GDR * (TELS) ...................        4,270           57
   SPT Telecom AS (TELS) .............................        3,510           48
                                                                        --------
                                                                             105

Egypt - 0.6%
   Egypt Gas Co. (OILX) ..............................          700           27
   Egypt Mobile Phone * (TELS) .......................        8,448          165
                                                                        --------
                                                                             192

Greece - 1.3%
   Alpha Credit Bank * (BANK) ........................        1,770           61
   Bank of Piraeus (BANK) ............................        2,770           43
   Commercial Bank of Greece (BANK) ..................          980           48
   EFG Eurobank * (BANK) .............................          494           10
   Hellenic Telecommunications
     Organization SA (UTIT) ..........................          948           14
   Hellenic Telecommunications
     Organization SA - ADR (UTIT) ....................       20,974          152
   National Bank of Greece SA (BANK) .................        1,940           74
   National Bank of Greece SA - ADR *
     (BANK) ..........................................          680            5
                                                                        --------
                                                                             407

Hong Kong - 6.2%
   Asia Satellite Telecommunications
     Holdings, Ltd. (TELS) ...........................       17,000           35
   China Merchants Holdings International
     Co., Ltd. (CNSU) ................................      123,000           89
   China Mobile (Hong Kong) Limited
     (TELS) ..........................................       13,100          355
   China Telecom (Hong Kong), Ltd.
     (TELS) ..........................................      140,000          765
   China Unicom, Ltd. * (TELS) .......................        1,900           28
   China Unicom, Ltd. * (TELS) .......................       18,000           28
   Citic Pacific, Ltd. (DIOP) ........................       33,000          117
   Cosco Pacific, Ltd. (COMM) ........................      141,000          109
   Founder Holdings, Ltd. (META) .....................      136,000           38
   Legend Holdings (COMP) ............................      205,000          129
   Sun Television Cybernetworks
   Holdings, Ltd. (MEDI) .............................    1,269,000           30
   TCL International Holdings, Ltd. *
     (ETRN) ..........................................      452,000          103
   Timeless Software, Ltd. * (SOFT) ..................      204,000           26
   Yue Yuen Industrial Holdings (APPA) ...............       32,000           55
                                                                        --------
                                                                           1,907

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                          Market
Name of Issuer                                              Shares        Value
                                                                         (000's)

COMMON STOCK - Continued

Hungary - 1.1%
   Gedeon Richter Rt. (HEAL) .........................          585     $     35
   Magyar Tavkozlesi Rt. (UTIT) ......................       12,354           51
   Magyar Tavkozlesi Rt. - ADR (UTIT) ................        7,637          156
   OTP Bank Rt. (BANK) ...............................        1,620           91
                                                                        --------
                                                                             333

India - 6.7%
   Aptech, Ltd. * (SOFT) .............................        5,600           45
   Bharat Heavy Electricals, Ltd. (ELEQ) .............       38,200          134
   BSES, Ltd. * (UTIE) ...............................       12,500           53
   Cipla, Ltd. (HEAL) ................................        1,750           39
   Container Corp. of India, Ltd. (TRAN) .............       24,092           87
   Dabur India, Ltd. (HEAL) ..........................       22,000           32
   Dr. Reddy's Laboratories, Ltd. (HEAL) .............        3,500           95
   HCL Technologies, Ltd. * (SOFT) ...................        5,500           63
   Hero Honda Motors, Ltd. * (AUTO) ..................        3,550           66
   Hindustan Lever Ltd. (CNSU) .......................       24,750          109
   Housing Development Financing Corp.,
     Ltd. (LEND) .....................................       12,380          144
   Indialnfo, Ltd. (SOFT) ............................       10,639           44
   Indo Gulf Corp., Ltd. (CHEM) ......................       20,500           19
   Infosys Technologies, Ltd. * (SOFT) ...............        2,565          313
   Lupin Laboratories, Ltd. (HEAL) ...................        4,600           22
   Mahanagar Telephone Nigam, Ltd.
     (TELS) ..........................................       29,750          135
   NIIT, Ltd. (SOFT) .................................        2,850           97
   Ranbaxy Laboratories, Ltd. * (HEAL) ...............       12,250          176
   Reliance Industries, Ltd. - GDR *
     (CHEM) ..........................................        7,950          129
   Satyam Computer Services Limited
     (SOFT) ..........................................       17,435          121
   STERLITE Industries (DIOP) ........................        5,950           20
   Strides Arcolab, Ltd. (CNSU) ......................        2,500            9
   Tata Engineering and Locomotive Co.,
     Ltd. - GDR (AUTO) ...............................       11,000           20
   Zee Telefilms Ltd. (MEDI) .........................       14,800           88
                                                                        --------
                                                                           2,060

Indonesia - 0.6%
   PT Gudang Garam Tbk (FOOD) ........................       99,500          134
   PT Indah Kiat Pulp & Paper Corp. Tbk
     (PAPR) ..........................................      159,000           13
   PT Telekomunikasi Indonesia - ADR
     (UTIT) ..........................................        7,510           31
                                                                        --------
                                                                             178

Israel - 10.7%
   Aladdin Knowledge Systems (SOFT) ..................        5,187           19
   AudioCodes, Ltd. * (TELE) .........................        9,000          122
   BATM Advanced Communications
     Limited (COMP) ..................................        3,557            6
   Breezecom, Ltd. * (TELE) ..........................        7,644          109
   CERAGON NETWORKS, Ltd. (TELE) .....................        2,300           28
   Check Point Software Technologies, Ltd.
     * (SOFT) ........................................        5,428          725
   ECI Telecommunications, Ltd. (MEDI) ...............       49,540          693
   Galileo Technology, Ltd. * (ETRN) .................       12,926          174
   Gilat Satellite Networks, Ltd. * (TELE) ...........          969           25
   Nice Systems, Ltd. (TELE) .........................          813           27
   Nice Systems, Ltd. - ADR * (TELE) .................        2,619           53
   Optibase, Ltd. * (COMP) ...........................        5,826           39
   RADVision, Ltd. * (SOFT) ..........................        7,767           96
   Radware, Ltd. * (SOFT) ............................        8,889          150
   Tecnomatix Technologies, Ltd. * (SOFT) ............        5,682           30
   Teva Pharmaceutical Industries, Ltd. ..............
     (HEAL) ..........................................        1,490          105
   Teva Pharmaceutical Industries, Ltd. -
     ADR (HEAL) ......................................       10,750          786
   TTI Team Telecom International, Ltd. *
     (TELS) ..........................................        8,556          128
                                                                        --------
                                                                           3,315

Malaysia - 2.1%
   British American Tobacco (Malaysia)
     Berhad (FOOD) ...................................       14,000          129
   Commerce Asset Holding Bhd (BANK) .................       14,000           30
   Digi Swisscom * (TELS) ............................       40,000           51
   Malayan Banking Berhad (BANK) .....................       38,000          135
   Malaysian Pacific Industries (ETRN) ...............       10,000           41
   Resorts World Berhad (LEIS) .......................       19,000           31
   Telekom Malaysia Berhad (TELS) ....................       36,000          107
   Tenaga Nasional Berhad (UTIE) .....................       38,000          116
                                                                        --------
                                                                             640

Mexico - 10.2%
   Alfa, SA * (DIOP) .................................       44,890           62
   Cemex SA de CV - ADR Participation
     Certificates * (CONS) ...........................        3,448           62
   Cemex SA de CV - CPO * (CONS) .....................       54,839          198
   Cifra SA de CV - Ser. V (RETS) ....................       49,700           99
   Fomento Economico Mexicano SA de CV
     (FOOD) ..........................................       15,699           47
   Fomento Economico Mexicano SA de CV
     - ADR (FOOD) ....................................        8,750          261
   Grupo Aeroportuario del Sureste SA de
     CV * (TRAN) .....................................       18,100           29
   Grupo Aeroportuario Sur - ADR *
     (TRAN) ..........................................        5,900           98
   Grupo Carso SA de CV - Ser. A1 (DIOP) .............       15,200           38
   Grupo Financiero Banamex Accival, SA
     de CV (FINL) ....................................      223,700          368
   Grupo Financiero Bancomer SA de CV -
     Cl. O (FINL) ....................................      296,850          164
   Grupo Modelo SA de CV - Ser. C
     (FOOD) ..........................................        8,200           22
   Grupo Sanborns SA - Ser. B1 * (RETS) ..............        2,025            3
   Grupo Televisa SA - GDR * (MEDI) ..................        7,184          323

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                         Market
Name of Issuer                                               Shares       Value
                                                                         (000's)

COMMON STOCK - Continued

Mexico - Continued
   IRSA Inversiones y Representaciones SA
     - GDR (FINL) ....................................        2,100     $     23
   Kimberly-Clark de Mexico SA de CV
     (PAPR) ..........................................       38,030          105
   Telefonos de Mexico SA - ADR (UTIT) ...............       25,800        1,164
   Wal-Mart de Mexico SA de CV - ADR *
     (RETS) ..........................................        3,216           64
   Wal-Mart de Mexico SA de CV - Ser. C
     (RETS) ..........................................       18,300           34
                                                                        --------
                                                                           3,164

Poland - 1.8%
   Bank Polska Kasa Opieki SA * (BANK) ...............        1,963           30
   BRE Bank SA (BANK) ................................          170            5
   Elektrim Spolka Akcyjna SA (ETRN) .................        4,506           55
   Powszechny Bank Kredytowy SA
     (BANK) ..........................................          126            3
   Telekomunikacja Polska - GDR * (TELS) .............       66,965          452
   Wielkopolski Bank Kredytowy SA
     (BANK) ..........................................          240            2
                                                                        --------
                                                                             547

South Africa - 4.4%
   Anglo American Platinum Corp., Ltd.
     (PMET) ..........................................        3,628          169
   Bidvest Group, Ltd. (DIOP) ........................       13,801           83
   De Beers - ADR (PMET) .............................        1,131           30
   De Beers Centenary AG (UTIE) ......................        7,815          207
   Dimension Data Holdings plc (SOFT) ................           12
   Ellerine Holdings, Ltd. (RETS) ....................       10,560           24
   FirstRand, Ltd. (FINL) ............................       12,100           13
   Impala Platinum Holdings, Ltd. (META) .............          509           26
   Liberty Life Association of Africa, Ltd.
     (INSU) ..........................................        3,600           32
   M-Cell, Ltd. (TELS) ...............................       25,170           84
   Nedcor, Ltd. (BANK) ...............................        5,400          122
   Rembrandt Group, Ltd. (DIOP) ......................       21,380           57
   Remgro, Ltd. * (DIOP) .............................       21,380          146
   Sanlam, Ltd. * (INSU) .............................       52,300           66
   Sasol, Ltd. (OILX) ................................       25,213          163
   South African Breweries plc (FOOD) ................       21,400          151
                                                                        --------
                                                                           1,373

South Korea - 13.9%
   39SHOPPING Corp. (RETS) ...........................        1,270           14
   Cheil Communications, Inc. (MEDP) .................        2,120          104
   Communication Network Interface, Inc. *
     (TELE) ..........................................        9,530           16
   Hana Bank (BANK) ..................................        7,020           33
   Housing & Commercial Bank, Korea
     (BANK) ..........................................       11,664          265
   Humax Co., Ltd. * (APPL) ..........................       11,105           92
   Hyundai Electronics Industries Co.
     (ETRN) ..........................................       27,870           89
   Hyundai Motor Co., Ltd. (AUTO) ....................        6,330           61
   Kookmin Bank (BANK) ...............................       14,423          170
   Korea Electric Power Corp. (UTIE) .................        6,050          113
   Korea Electric Power Corp. - ADR
     (UTIE) ..........................................        5,950           61
   Korea Telecom Corp. * (TELS) ......................       10,640          563
   Korea Telecom Corp. - ADR * (TELS) ................       12,490          387
   Korea Telecom Freetel * (TELS) ....................        1,630           42
   LG Home Shopping, Inc. (RETS) .....................        1,390           31
   LG Investment & Securities Co., Ltd.
     (FINL) ..........................................        7,760           36
   Pohang Iron & Steel Co., Ltd. (STEE) ..............          530           32
   Samsung Electro-Mechanics Co. (ETRN) ..............        4,970          135
   Samsung Electronics (ETRN) ........................        9,100        1,137
   Samsung Securities Co., Ltd. (FUND) ...............        3,870           71
   Shinhan Bank (BANK) ...............................       15,860          130
   SK Telecom Co., Ltd. (TELS) .......................        2,920          584
   SK Telecom Co., Ltd. - ADR (TELS) .................        3,740           88
   Telson Electronics Co., Ltd. (TELE) ...............       11,084           47
   Tongyang Cement Co. (CONS) ........................        1,940           26
                                                                        --------
                                                                           4,327

Soviet Union - 2.5%
   LUKoil Holding - ADR (OILS) .......................        8,002          252
   RAO Unified Energy Systems - GDR
     (UTIE) ..........................................       14,476          119
   Rostelecom - ADR * (TELS) .........................        2,660           14
   Surgutneftegaz - ADR (OILS) .......................       34,786          362
   Surgutneftegaz JSC (OILS) .........................        1,270           11
   Vimpel-Communications - ADR *
     (TELS) ..........................................        1,550           23
                                                                        --------
                                                                             781

Taiwan - 8.5%
   Advantech Co., Ltd. (ETRN) ........................       19,000           60
   Ambit Microsystems Corp. (COMP) ...................       17,000           72
   Ase Test, Ltd. * (ETRN) ...........................        3,700           31
   Asustek Computer (COMP) ...........................        3,000            9
   Asustek Computer, Inc. - GDR (COMP) ...............       27,424           82
   Chinatrust Commercial Bank (BANK) .................       94,000           57
   Compal Electronics Inc. (COMP) ....................       81,000          110
   Delta Electronics Inc. (ETRN) .....................       78,000          244
   Far Eastern Textile, Ltd. - GDR * (APPA) ..........        2,849           20
   Far Eastern Textile, Ltd. - GDR 144A (a)
     * (APPA) ........................................        2,780           19
   Hon Hai Precision Industry Co., Ltd. -
     GDR * (ETRN) ....................................       18,890          219
   Hon Hai Precision Insustry Co., Ltd. Cl. G
     * (ETRN) ........................................       17,000           86
   Macronix International Co., Ltd. *
     (COMP) ..........................................       53,000           64
   Powerchip Semiconductor Corp. *
     (ETRN) ..........................................      110,000           55
   President Chain Store Corp. (RETS) ................       21,000           55

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                          Market
                  Name of Issuer                             Shares       Value
                                                                         (000's)

COMMON STOCK - Continued

Taiwan - Continued
   Pro Mos Technologies Inc. * (COMP) ................       20,000     $     18
   Quanta Computer, Inc. (COMP) ......................       35,000           92
   Siliconware Precision (SOFT) ......................       90,000           50
   Siliconware Precision - ADR * (ETRN) ..............       15,552           39
   Taishin International Bank (BANK) .................       43,000           18
   Taiwan Semiconductor (ETRN) .......................       81,000          194
   Taiwan Semiconductor Manufacturing
     Co., Ltd. ADR (ETRN) ............................       24,405          421
   Uni-President Enterprises Co. * (FOOD) ............       50,000           33
   United Microelectronics Corp. (COMP) ..............      258,000          375
   Winbond Electronic (ETRN) .........................       39,000           37
   Winbond Electronics Corp. - GDR *
     (ETRN) ..........................................        9,847           92
   Yageo Corp. * (ETRN) ..............................      104,000           82
   Zinwell Corp. * (TELE) ............................        9,000           13
                                                                        --------
                                                                           2,647

Thailand - 1.3%
   Advanced Info Service Public Co., Ltd.
     (TELS) ..........................................       15,900          154
   BEC World Public Co., Ltd. (MEDI) .................       12,700           58
   Delta Electronics (Thailand) Public Co.,
     Ltd. (ETRN) .....................................       17,020           73
   Shin Corp. Public Co., Ltd. (COMP) ................       14,700           54
   Thai Farmers Bank Public Co., Ltd.
     (BANK) ..........................................       58,600           29
   Total Access Communication Public Co.,
     Ltd (TELS) ......................................       14,000           38
                                                                        --------
                                                                             406

Turkey - 2.1%
   Alcatel Teletas Telekomunikasyon
     Endustri ve Ticaret AS (TELE) ...................      197,626           21
   Anadolu Efes Biracilik ve Malt Sanayii
     AS (FOOD) .......................................    1,209,995           59
   Netas Northern Electric
     Telekomunikasyon AS (TELE) ......................    1,521,639          157
   Turkcell Iletisim Hizmetleri AS (TELS) ............        7,008           49
   Turkiye Garanti Bankasi AS (BANK) .................    9,650,518           54
   Vestel Elektronik Sanayi ve Ticaret A.S
     (ETRN) ..........................................    9,097,620           34
   Yapi ve Kredi Bankasi AS - GDR *
     (BANK) ..........................................        1,045            5
   Yapi ve Kredi Bankasi AS (BANK) ...................   55,623,378          286
                                                                        --------
                                                                             665

United Kingdom - 0.1%
   South African Breweries plc * (FOOD) ..............        3,923           28

United States - 1.6%
   Advanced Semiconductor (ETRN) .....................       14,175           44
   Amdocs, Ltd. * (TELS) .............................        1,861          123
   AsiaInfo Holdings, Inc. * (SOFT) ..................           30
   Comverse Technology, Inc. * (COMP) ................        1,638          178
   Metalink, Ltd. * (ETRN) ...........................        2,300           22
   Netease.com, Inc. (SOFT) ..........................        6,500           20
   Sohu.com, Inc. (SOFT) .............................        5,100           12
   Wipro, Ltd. * (DIOP) ..............................          600           30
   Zoran Corp. * (ETRN) ..............................        4,215           66
                                                                        --------
                                                                             495
                                                                        --------
                                   TOTAL COMMON STOCK-        86.5%       26,813

PREFERRED STOCK

Brazil - 5.4%
   Banco Itau SA (BANK) ..............................      893,000           85
   Celular CRT Participacoes * (TELS) ................    1,045,321          338
   Centrais Electricas Brasileires SA - Cl. B
     (UTIE) ..........................................      453,000            8
   Companhia Energetica de Minas Gerais -
     CEMIG (UTIE) ....................................    2,843,400           41
   Companhia Riograndense de
     Telecomunicacoes * (TELS) .......................      800,100          322
   Companhia Vale do Rio Doce - Cl. A *
     (META) ..........................................       11,639          284
   Embratel Participacoes SA (UTIT) ..................    7,783,000          118
   Petroleo Brasileiro SA - Petrobras (OILS) .........        6,236          147
   Tele Celular Sul Participacoes SA (TELS) ..........    8,034,000           21
   Tele Centro Sul Participacoes SA (UTIT) ...........    6,041,000           69
   Tele Nordeste Celular Participacoes SA
     (TELS) ..........................................   12,797,600           26
   Tele Norte Leste Participacoes SA (UTIT) ..........    4,093,062           88
   Telemig Celular Participacoes SA (TELS) ...........   13,849,850           42
   Telesp Celular Participacoes SA * (TELS) ..........    9,982,286          105
                                                                        --------
                                                                           1,694

South Korea - 0.2%
   Samsung Electronics (ETRN) ........................          960           53
                                                                        --------
                                TOTAL PREFERRED STOCK-          5.6%       1,747

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                              Par      Market
                  Name of Issuer             Value     Value
                                            (000's)   (000's)
SHORT-TERM INVESTMENTS - 6.7%

  Investment in joint trading account
    (Note B)
    6.695% due 01/02/01 ...............  $     2,076  $   2,076
                                         -----------  ---------
                  TOTAL INVESTMENTS-            98.8%    30,636
Cash and Receivables, less payables-             1.2%       374

                          NET ASSETS-          100.0%    31,010
                                         ===========  =========
* Non-income producing security.
ADR-American Depositary Receipt
GDR-Global Depository Receipt
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $19 or .06% of net assets of the Portfolio.
See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                  Market     % of
                                       Industry    Value   Long-Term
     Industry                        Abbreviation (000s)  Investments
     Telecommunication Services......    TELS      6,438      22.5%
     Electronic Products & Services..    ETRN      3,713      13.0%
     Telephone ......................    UTIT      2,507       8.8%
     Bank ...........................    BANK      2,199       7.7%
     Computer Software & Services....    SOFT      1,815       6.4%
     Health Care Products ...........    HEAL      1,292       4.5%
     Computer Equipment .............    COMP      1,226       4.3%
     Media - TV / Radio .............    MEDI      1,192       4.2%
     Food, Beverage & Tobacco .......    FOOD        862       3.0%
     Electric Power .................    UTIE        843       3.0%
     Oil ............................    OILS        772       2.7%
     Financial Services .............    FINL        640       2.2%
     Telecommunication Equipment.....    TELE        617       2.2%
     Oil & Natural Gas...............
     Exploration & Production .......    OILX        562       2.0%
     Diversified Operations .........    DIOP        551       1.9%
     Metals & Mining ................    META        441       1.5%
     Retail - Department Stores......    RETS        323       1.1%
     Construction ...................    CONS        287       1.0%
     Transportation Services ........    TRAN        214       0.8%
     Consumer Miscellaneous .........    CNSU        207       0.7%
     Precious Metals/Gems/Stones.....    PMET        200       0.7%
     Aerospace & Defense ............    AERO        191       0.7%
     Paper & Forest Products ........    PAPR        180       0.6%
     Chemical .......................    CHEM        148       0.5%
     Automobile .....................    AUTO        147       0.5%
     Personal & Commercial Lending ..    LEND        144       0.5%
     Electrical Equipment ...........    ELEQ        134       0.5%
     Commercial Sevices .............    COMM        109       0.4%
     Media - Publishing .............    MEDP        104       0.4%
     Insurance ......................    INSU         98       0.3%
     Household Appliances /
       Furnishings ..................    APPL         98       0.3%
     Shoe & Apparel Manufacturing ...    APPA         95       0.3%
     Brokerage & Investment .........
       Management ...................    FUND         71       0.2%
     Oil - Equipment & Service ......    OILE         49       0.2%
     Steel ..........................    STEE         44       0.2%
     Leisure & Recreation ...........    LEIS         30       0.1%
     Real Estate Development ........    READ         16       0.1%
                                                --------  --------
                                                $ 28,560     100.0%
                                                ========  ========

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)
COMMON STOCK

Argentina - 0.2%
  Banco Frances SA (BANK) ..........................         10,000   $      69
  GPO Finance GALICIA (FINL) .......................         40,460          60
  IRSA Inversiones y Representaciones
    SA (READ) ......................................         29,022          49
  PC Holdings SA - Cl. B (FINL) ....................         53,132          82
  Siderca SAIC (STEE) ..............................         35,000          68
                                                                      ---------
                                                                            328

Australia - 2.4%
  Amcor, Ltd. (CONT) ...............................         25,300          74
  AMP Diversified Property Trust (REIT).............        106,700         145
  AMP, Ltd. * (INSU) ...............................         33,300         375
  Aristocrat Leisure Limited (LEIS) ................         30,900          89
  Brambles Industries, Ltd. (DIOP) .................          7,200         168
  Broken Hill Proprietary Co., Ltd. (DIOP)..........         35,100         370
  Coles Myer, Ltd. (RETS) ..........................         39,400         153
  CSL Limited (HEAL) ...............................          2,600          56
  CSR, Ltd. (CONS) .................................         37,900          99
  Foster's Brewing Group, Ltd. (FOOD) ..............         70,100         184
  General Property Trust (REIT) ....................         53,300          82
  Lend Lease Corp. (FINL) ..........................         13,200         123
  National Australia Bank, Ltd. (BANK) .............         30,600         490
  News Corp., Ltd. (MEDI) ..........................         45,600         355
  ONESTEEL (STEE) ..................................          8,775           5
  Orica, Ltd. (DIOP) ...............................         15,500          50
  Pacific Dunlop, Ltd. (DIOP) ......................         59,000          49
  Paperlinx (PAPR) .................................          4,800           9
  QBE Insurance Group, Ltd. (INSU) .................         11,200          62
  Rio Tinto, Ltd. (PMET) ...........................          7,900         129
  Santos, Ltd. (OILX) ..............................         38,000         127
  TABCORP Holdings, Ltd. (LEIS) ....................         16,400         100
  Telstra Corp., Ltd. (TELS) .......................        166,200         594
  Westfield Trust (REIT) ...........................         54,000         102
  Westpac Banking Corp., Ltd. (BANK) ...............         46,600         342
  WMC, Ltd. (DIOP) .................................         29,500         126
  Woolworth's, Ltd. (RETS) .........................         30,300         142
                                                                      ---------
                                                                          4,600

Austria - 1.3%
  Austria Tabak AG (FOOD) ..........................          3,700         205
  Austrian Airlines (TRAN) .........................          5,550          64
  Bank Austria AG (BANK) ...........................         16,200         892
  BBAG Oesterreichische Brau
    Beteiligungs AG (FOOD) .........................          2,150          93
  Bohler-Uddeholm AG (STEE) ........................          1,500          49
  BWT AG (POLL) ....................................          2,000          66
  EA-Generali AG (INSU) ............................          1,050         181
  Flughafen Wien AG (TRAN) .........................          4,000         151
  Mayr-Melnhof Karton Ag (PAPR) ....................          1,800          79
  Oesterreichische
    Elektrizitaetswirtschafts AG (UTIE) ............          3,900         396
  OMV AG (OILX) ....................................          3,000         232
  VA Technologie AG (ENGI) .........................          2,100          63
  Wienerberger Baustoffindustrie AG
    (CONS) .........................................          7,200         129
                                                                      ---------
                                                                          2,600

   Belgium - 1.5%
     Barco NV (ETRN) ...............................            559          42
     BarcoNet NV * (ETRN) ..........................          1,118           9
     Bekaert NV (METP) .............................          1,390          65
     Colruyt, NV (RETF) ............................          1,870          82
     Compagnie Maritime Belge SA (TRAN).............          1,921         144
     D' Ieteren SA (AUTO) ..........................            190          42
     Delhaize "Le Lion" SA (RETF) ..................          1,255          60
     Electrabel SA (UTIE) ..........................          1,536         347
     Fortis (B) (INSU) .............................         30,692         997
     Groupe Bruxelles Lambert SA (FUND).............          1,094         260
     KBC Bancassurance Holding NV (BANK)                     10,840         470
     N.V. Union Miniere SA * (META) ................          1,461          55
     Solvay SA (FINL) ..............................          2,115         118
     Suez Lyonnaise des Eaux SA - Strip
       VVPR * (DIOP) ...............................          2,341
     Total Fina SA - Strip VVPR * (DIOP)                      3,609
     UCB SA (HEAL) .................................          4,800         178
                                                                      ---------
                                                                          2,869

   Bermuda - 0.0%
     Brierly Investments, Ltd. (FUND) ..............        295,300          38

   Brazil - 0.2%
     Centrais Electricas Brasileiras SA
       (UTIE) ......................................     10,577,000         196
     Companhia de Bebidas das Americas *
       (FOOD) ......................................        482,000         116
     Tele Norte Leste Participacoes SA
       (UTIT) ......................................     11,096,000         182
                                                                      ---------
                                                                            494

   Chile - 0.4%
     Banco Santiago SA - ADR (BANK) ................          2,900          57
     Compania Cervecerias Unidas SA -
       ADR (FOOD) ..................................          3,900          84
     Compania de Telecomunicaciones de
       Chile SA (UTIT) .............................          8,000         106
     Embotelladora Andina SA - ADR
       (FOOD) ......................................          6,100          73
     Empresa Nacional de Electricidad SA -
       ADR (UTIE) ..................................         10,100         110
     Enersis SA - ADR (UTIE) .......................          3,700          65
     Laboratorio Chile SA - ADR (HEAL)                        5,700         102
     Madeco SA - ADR (META) ........................         13,000          62
     Sociedad Quimica y Minera de Chile SA
       - ADR (CHEM) ................................          3,400          71
                                                                      ---------
                                                                            730

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)

COMMON STOCK - Continued

China - 0.1%
  Beijing Datang Power Generation
    Company Limited (UTIE) .........................        287,000   $      75
  Guangshen Railway Company Limited
    (TRAN) .........................................        544,000          68
  Huaneng Power International, Inc. -
    ADR * (UTIE) ...................................          4,900          92
                                                                      ---------
                                                                            235

Czech Republic - 0.2%
  Ceska Sporitelna AS (BANK) .......................          9,500          59
  Ceske Energeticke Zavody AS (UTIE)................         35,500          94
  Komercni Banka AS (BANK) .........................          4,100          99
  SPT Telecom AS (TELS) ............................          6,300          85
                                                                      ---------
                                                                            337

Denmark - 1.0%
  A/S Dampskibsselskabet Svendborg -
    Cl. B (TRAN) ...................................             27         316
  D/S 1912 - Cl. B (TRAN) ..........................             40         348
  Danisco AS (FOOD) ................................          1,650          68
  Danske Bank (BANK) ...............................         11,500         207
  ISS AS (COMM) ....................................          1,650         112
  Novo Nordisk AS - Cl. B ..........................          2,350         422
  (HEAL)
  Novozymes AS - Ser. B * (HEAL) ...................          2,350          47
  Tele Danmark AS (TELS) ...........................          6,850         279
  Vestas Wind Systems AS (ENER) ....................          2,500         135
                                                                      ---------
                                                                          1,934

Finland - 0.7%
  Nokia Oyj (HEAL) .................................         24,900       1,111
  Sampo Insurance Co. plc (INSU) ...................          1,900         102
  Sonera Oyj (TELS) ................................          5,432          98
  UPM-Kymmene Corp. * (PAPR) .......................          2,700          93
                                                                      ---------
                                                                          1,404

France - 9.0%
  Accor SA (LEIS) ..................................          5,285         223
  Air Liquide (CHEM) ...............................          1,306         195
  Alcatel (TELE) ...................................         18,887       1,073
  AXA SA (INSU) ....................................          7,233       1,046
  Banque Nationale de Paris (BANK) .................          7,536         662
  Bouygues SA (CONT) ...............................          6,110         277
  Canal Plus (MEDI) ................................          2,215           8
  Cap Gemini SA (COMM) .............................          1,622         262
  Carrefour SA (RETF) ..............................         11,715         736
  Casino Guichard-Perrachon SA (RETF)...............          2,053         207
  Club Mediterranee SA (LEIS) ......................            838          71
  Compagnie de St. Gobain (CONS) ...................          1,795         282
  Dassault Systemes SA (SOFT) ......................          1,995         137
  Eridania Beghin-Say SA (FOOD) ....................             98           8
  Essilor International SA (HEAL) ..................            188          61
  France Telecom (TELS) ............................         17,681       1,527
  Groupe Danone (FOOD) .............................          2,269         342
  Imercys (CONS) ...................................            794          90
  L'Oreal SA (HNBA) ................................         11,360         974
  Lafarge SA (CONS) ................................          2,526         212
  Lagardere SCA (DIOP) .............................          2,436         141
  LVMH (Louis Vuitton Moet Hennessy)
    (FOOD) .........................................          8,190         542
  Michelin (PART) ..................................          1,649          60
  Pernod Ricard (FOOD) .............................          1,763         122
  Pinault-Printemps-Redoute SA (RETS)...............          1,992         428
  PSA Peugeot Citroen (AUTO) .......................            921         209
  Rhone-Poulenc SA (BANK) ..........................         13,304       1,168
  Sagem SA (ETRN) ..................................            627          84
  Sanofi-Synthelabo SA * (HEAL) ....................         12,652         843
  Schneider SA (MACH) ..............................          2,599         190
  Sidel SA (MACH) ..................................          1,162          53
  Societe BIC SA (COMM) ............................          1,234          48
  Societe Eurafrance SA (FINL) .....................            128          93
  Societe Generale - Cl. A (BANK) ..................          7,301         454
  STMICROELECTRONICS (ETRN) ........................         15,453         675
  Suez Lyonnaise des Eaux (FOOD) ...................          3,904         713
  Thomson CFS (ETRN) ...............................          3,440         165
  Total Fina SA - Cl. B (OILX) .....................         13,079       1,945
  Unibail (REAL) ...................................            700         112
  Usinor SA (STEE) .................................          5,194          69
  Valeo SA (PART) ..................................          1,712          76
  Vivendi Universal SA (DIOP) ......................         15,051         991
                                                                      ---------
                                                                         17,574

Germany - 12.2%
  Adidas-Salomon AG (APPA) .........................          1,920         119
  Allianz AG - Reg. (INSU) .........................          8,130       3,043
  BASF AG (CHEM) ...................................         20,210         914
  Bayer AG (CHEM) ..................................         22,930       1,203
  Bayerische Vereinsbank AG (BANK) .................         13,272         751
  Beiersdorf AG (HNBA) .............................          2,220         232
  Continental AG (PART) ............................          1,100          18
  DaimlerChrysler AG (AUTO) ........................         31,945       1,342
  Deutsche Bank AG (BANK) ..........................         19,450       1,635
  Deutsche Telekom AG (UTIT) .......................        100,890       3,041
  Douglas Holding AG (HNBA) ........................          1,090          42
  Dresdner Bank AG (BANK) ..........................         18,460         805
  E.On AG (DIOP) ...................................         23,048       1,402
  EM.TV & Merchandising AG (MEDI) ..................          4,391          24
  Fresenius Medical Care AG (HEAL) .................          2,350         192
  Heidelberg Zement (CONS) .........................          1,480          68
  Heidelberger Zement AG * (CONS) ..................          1,048          46
  Hochtief AG (CONS) ...............................          3,810          75
  Kamps AG (FOOD) ..................................          2,666          28
  Karstadt AG (RETS) ...............................          4,100         127
  Linde AG (ENGI) ..................................          3,300         160
  Lufthansa AG (TRAN) ..............................          9,730         251
  MAN AG (DIOP) ....................................          4,400         112
  Merck KGaA (HEAL) ................................          6,110         270
  Metro AG * (RETS) ................................          9,200         430

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)
COMMON STOCK - Continued

Germany - Continued
  Muenchener Rueckversicherungs-
  Gesellschaft AG - Reg. (INSU) ....................          5,760  $    2,061
  Preussag AG (DIOP) ...............................          6,400         231
  RWE AG (UTIE) ....................................         14,500         651
  SAP AG (SOFT) ....................................          6,160         716
  Schering AG (HEAL) ...............................          4,890         278
  SGL Carbon AG (CHEM) .............................          1,190          64
  Siemens AG (DIOP) ................................         19,860       2,596
  Thyssen Krupp AG (CONS) ..........................         16,413         254
  Volkswagen AG (AUTO) .............................         10,119         529
  WCM Beteiligungs-und Grundbesitz AG
    (DIOP) .........................................          7,132         106
                                                                     ----------
                                                                         23,816

Greece - 0.5%
  Alpha Credit Bank (BANK) .........................          4,410         153
  Commercial Bank of Greece (BANK)..................          1,780          87
  EFG Eurobank * (BANK) ............................          4,407          85
  Hellenic Bottling Co. SA (FOOD) ..................          3,500          57
  Hellenic Telecommunication
    Organization SA (UTIT) .........................         13,420         200
  Intracom SA (TELE) ...............................          4,860         110
  National Bank of Greece SA (BANK).................          5,160         197
  Titan Cement Co. SA (CONS) .......................          1,400          55
                                                                     ----------
                                                                            944

Hong Kong - 1.5%
  Cathay Pacific Airways (TRAN) ....................         32,000          59
  China Southern Airlines Company
    Limited * (TRAN) ...............................        286,000          87
  China Telecom (Hong Kong), Ltd.
    (TELS) .........................................        107,000         584
  CLP Holdings, Ltd. (UTIE) ........................         25,500         127
  Hang Seng Bank, Ltd. (BANK) ......................         22,700         306
  Henderson Land Development Co., Ltd.
    (READ) .........................................         22,000         112
  Hutchison Whampoa, Ltd. (COMM) ...................         52,500         655
  LEGEND Holdings (COMP) ...........................        122,000          77
  Li & Fung, Ltd. (COMM) ...........................         36,000          65
  New World Development Co., Ltd.
    (READ) .........................................         48,000          58
  Pacific Century Cyberworks, Ltd. *
    (TELE) .........................................        202,380         130
  Sun Hung Kai Properties, Ltd.(REIT)...............         31,000         309
  Swire Pacific, Ltd. - Cl. A (DIOP)................         23,500         169
  Wharf (Holdings), Ltd. (DIOP) ....................         44,000         107
                                                                     ----------
                                                                          2,845

Hungary - 0.3%
  Danubius Hotel and Spa Rt. (LEIS).................          3,600          56
  Gedeon Richter Rt. (HEAL) ........................            900          53
  Magyar Tavkozlesi Rt. (UTIT) .....................         36,200         151
  MOL Magyar Olaj-es Gazipari Rt.
    (OILX) .........................................          7,500         127
  OTP Bank Rt. (BANK) ..............................          2,300         129
                                                                     ----------
                                                                            516

India - 0.7%
  Bajaj Auto, Ltd. - GDR (AUTO) ....................         14,300          79
  EIH, Ltd. - GDR (REAL) ...........................         23,000         122
  Grasim Industries, Ltd. - GDR (DIOP)..............         15,000         101
  Gujarat Ambuja Cements, Ltd. - GDR
    (CONS) .........................................         23,800          80
  Hindalco Industries, Ltd. - GDR
    (META) .........................................          5,500          98
  Indian Hotels Co., Ltd. - GDR (REAL)..............         16,700          79
  ITC, Ltd. - GDR * (FOOD) .........................         13,600         262
  Larsen & Toubro, Ltd. - GDR (DIOP)................         13,500         113
  Mahindra & Mahindra, Ltd. - GDR *
    (AUTO) .........................................         16,500          50
  Ranbaxy Laboratories, Ltd. - GDR
    (HEAL) .........................................          5,700          91
  Reliance Industries, Ltd. - GDR *
    (CHEM) .........................................         13,100         212
  Tata Engineering and Locomotive Co.,
    Ltd. - GDR (AUTO) ..............................         34,600          62
                                                                     ----------
                                                                          1,349

Ireland - 0.6%
  Allied Irish Banks plc (BANK) ....................         26,800         311
  CRH plc (CONS) ...................................         13,300         248
  Eircom plc * (TELS) ..............................         69,432         176
  Greencore Group plc (FOOD) .......................         26,000          68
  Irish Life & Permanent plc (FINL).................          9,553         118
  Jefferson Smurfit Group plc
    (CONT) .........................................         47,000          93
  Kerry Group plc (FOOD) ...........................          8,400         109
  Ryanair Holdings plc * (TRAN) ....................         11,421         123
                                                                     ----------
                                                                          1,246

Israel - 0.6%
  Bank Hapoalim (BANK) .............................         43,700         127
  Bezeq Israeli Telecommunication Corp.,
          Ltd. (UTIT) ..............................         28,300         152
  Check Point Software Technologies, Ltd.
    * (SOFT) .......................................          3,200         427
  IDB Holding Corp., Ltd. (FUND) ...................          5,700         201
  Industrial Building Corp. (CONS)..................         45,100          68
  Makteshim-Agan Industries, Ltd. *
    (CHEM) .........................................         26,900          66
  Teva pharmaceutical Industries, Ltd.
    (HEAL) .........................................          3,200         226
                                                                     ----------
                                                                          1,267

Italy - 7.7%
  Alitalia SpA (TRAN) ..............................         60,000         108
  Assicurazioni Generali (INSU) ....................         44,632       1,773
  Autogrill SpA (RETF) .............................         10,001         123
  Banca Di Roma (BANK) .............................         60,000          65

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)

COMMON STOCK - Continued

Italy - Continued
  Banca Intesa SpA (BANK) ..........................        178,800  $      860
  Banca Intesa SpA - RNC (BANK) ....................         37,400         108
  Banca Popolare di Milano (BANK)...................         18,100          90
  Benetton Group SpA (APPA) ........................        103,979         217
  Bulgari SpA (RETS) ...............................          8,900         110
  Enel SpA * (UTIE) ................................        248,583         966
  ENI SpA (OILS) ...................................        285,800       1,825
  Fiat SpA (AUTO) ..................................         15,350         361
  Fiat SpA - RNC (AUTO) ............................            720          10
  Italcementi SpA (CONS) ...........................         10,920          91
  ITALGAS(SOC ITAL) (UTIG) .........................         12,650         128
  La Rinascente SpA (CONS) .........................         10,500          62
  Marzotto & Figli SpA (APPA) ......................          7,500          89
  Mediaset SpA (MEDI) ..............................         44,200         528
  Mediobanca SpA (FUND) ............................         24,000         272
  Mondadori (Arnoldo) Editore SpA
    (MEDP) .........................................         10,800         100
  Olivetti SpA (COMM) ..............................        178,400         426
  Parmalat Finanziaria SpA (FOOD)...................         77,600         126
  Pirelli SpA (DIOP) ...............................         71,100         253
  Riunione Adriatica di Sicorta SpA
    (INSU) .........................................         25,379         396
  Riunione Adriatica di Sicorta SpA -
    RNC (INSU) .....................................          2,920          35
  SAI spa (INSU) ...................................          4,300          85
  San Paolo-IMI SpA (BANK) .........................         57,310         927
  Seat Pagine Gialle SpA (MEDP) ....................         10,012          22
  Sirti SpA (TELE) .................................         11,100          19
  Telecom Italia Mobile SpA (TELS)..................        240,100       1,916
  Telecom Italia Mobile SpA - RNC
    (TELS) .........................................         48,200         210
  Telecom Italia SpA (TELS) ........................        131,500       1,455
  Telecom Italia SpA - RNC (TELS)...................         47,300         284
  UniCredito Italiano SpA (BANK) ...................        196,600       1,028
                                                                     ----------
                                                                         15,068

Japan - 26.8%
  77 Bank, Ltd. (BANK) .............................         18,000         103
  Acom Co., Ltd. (LEND) ............................          4,200         310
  Ajinomoto Co., Inc. (FOOD) .......................         20,000         260
  Alps Electric Co. (ETRN) .........................          6,000          91
  Amada Co., Ltd (MACH) ............................         13,000          97
  Asahi Bank, Ltd. (BANK) ..........................         73,000         248
  Asahi Breweries, Ltd. (FOOD) .....................         13,000         132
  Asahi Chemical Industry Co., Ltd.
    (CHEM) .........................................         42,000         242
  Asahi Glass Co., Ltd. (APPL) .....................         39,000         322
  Bank of Tokyo-Mitsubishi (BANK)...................        127,000       1,263
  Bank of Yokohama, Ltd. (BANK) ....................         22,000         100
  Benesse Corp. (COMM) .............................          2,600          96
  Bridgestone Corp. (PART) .........................         21,000         191
  Canon, Inc. (COMM) ...............................         22,000         770
  Casio Computer Co. (ETRN) ........................          9,000          76
  Central Japan Railway Co. (TRAN)..................             61         375
  Chugai Pharmaceutical Co., Ltd.
    (HEAL) .........................................          4,000          67
  Citizen Watch Co., Ltd. (RETS) ...................         10,000          73
  Cosmo Oil Co., Ltd. (OILX) .......................         33,000          59
  Credit Saison Co., Ltd. (FINL) ...................          5,600         120
  CSK Corp. (SOFT) .................................          3,200          47
  Dai Nippon Printng Co., Ltd. (COMM)...............         19,000         283
  Daicel Chemical Industries, Ltd.
    (CHEM) .........................................         16,000          49
  Daiichi Pharmaceutical Co., Ltd.
    (HEAL) .........................................         10,000         297
  Daikin Industries, Ltd. (CONS) ...................         10,000         192
  Dainippon Ink & Chemicals, Inc.
    (CHEM) .........................................         28,000          83
  Dainippon Screen Manufacturing Co.,
    Ltd. (ELEQ) ....................................         15,000          72
  Daito Trust Construction Co., Ltd.
    (REAL) .........................................          3,600          65
  Daiwa House Industry Co., Ltd.(HOUS)..............         17,000         106
  Daiwa Securities Group, Inc. (FUND)...............         37,000         386
  Denso Corp. (ETRN) ...............................         19,000         411
  East Japan Railway Co. (TRAN) ....................            107         627
  Ebara Corp. (MACH) ...............................          9,000          98
  Eisai Co. Ltd. (HEAL) ............................         10,000         350
  Fanuc, Ltd. (ELEQ) ...............................          6,300         428
  Fuji Machine Mfg. CO., LTD. (MACH)................          1,000          27
  Fuji Photo Film (LEIS) ...........................         14,000         585
  Fuji Soft ABC, Inc. (SOFT) .......................          1,000          64
  Fujikura (ELEQ) ..................................         11,000          82
  Fujitsu, Ltd. (ELEQ) .............................         51,000         751
  Furukawa Electric Co. (TELE) .....................         16,000         279
  Hankyu Corp. (TRAN) ..............................         18,000          57
  Hirose Electric Co., Ltd. (ETRN)..................          1,200         115
  Hitachi, Ltd. (ETRN) .............................         88,000         784
  Honda Motor Co. (AUTO) ...........................         25,000         932
  Hoya Corp. (ETRN) ................................          3,000         220
  Isetan Co., Ltd. (RETS) ..........................         14,000         148
  Ishikawajima-Harima Heavy Industries
    Co., Ltd. (DIOP) ...............................         28,000          60
  Ito-Yokado Co., Ltd. (RETS) ......................         11,000         548
  Itochu Corp. (DIOP) ..............................         42,000         195
  Japan Airlines Co., Ltd. (TRAN)...................         50,000         229
  Japan Energy Corp. (OILX) ........................         54,000          84
  Japan Tobacco, Inc. (FOOD) .......................             45         349
  Joyo Bank, Ltd. (BANK) ...........................         29,000          92
  JUSCO Co., Ltd. * (RETS) .........................         10,000         217
  Kajima Corp. (CONS) ..............................         35,000          97
  Kaneka Corp. (CHEM) ..............................          5,000          47
  Kansai Electric Power Co., Inc.(UTIE).............         22,800         387
  KAO Corp. (HNBA) .................................         16,000         465
  Kawasaki Heavy Industry, Ltd. (DIOP)..............         46,000          49
  Kawasaki Steel Corp. (STEE) ......................        100,000         103

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                       Market
                Name of Issuer                               Shares     Value
                                                                       (000's)
COMMON STOCK - Continued

Japan - Continued
  Keihin Electric Express Railway Co.,
    Ltd. (TRAN) ....................................         17,000  $       68
  Kinden Corp. (ENGI) ..............................         12,000          69
  Kinki Nippon Railway (TRAN) ......................         35,000         146
  Kirin Brewery Co. (FOOD) .........................         21,000         188
  Kokuyo Co. (COMM) ................................          6,000          89
  Komatsu, Ltd. (MACH) .............................         30,000         133
  Komori Corp. (MACH) ..............................          4,000          67
  Konami Co., Ltd. (COMP) ..........................          3,700         277
  Konica Corp. (LEIS) ..............................         17,000         139
  Kubota Corp. (MACH) ..............................         48,000         146
  Kuraray Co., Ltd. (APPA) .........................         10,000          93
  Kurita Water Industries, Ltd. (POLL)..............          5,000          65
  Kyocera Corp. (ETRN) .............................          5,200         567
  Kyowa Hakko Kogyo Co., LTD.
    (HEAL) .........................................          9,000          62
  Makita Corp. (CNSU) ..............................          8,000          56
  Marubeni Corp. (DIOP) ............................         31,000          73
  Marui Co., Ltd. (RETS) ...........................         13,000         196
  Matsushita Electric Industrial Co.
    (ETRN) .........................................         53,000       1,266
  Minebea Co., Ltd. (ETRN) .........................          4,000          37
  Mitsubishi Chemical Corp. (CHEM) .................         61,000         161
  Mitsubishi Corp. (DIOP) ..........................         44,000         324
  Mitsubishi Electric Corp. (ETRN) .................         52,000         320
  Mitsubishi Estate Co., Ltd. (REAL)................         37,000         395
  Mitsubishi Heavy Industries, Ltd.
    (MACH) .........................................         90,000         392
  Mitsubishi Logistcs Corp. (TRAN) .................          7,000          61
  Mitsubishi Materials Corp. (PMET) ................         39,000          93
  Mitsubishi Rayon Co., Ltd. (APPA) ................         27,000          81
  Mitsubishi Trust & Banking Corp.
    (BANK) .........................................         37,000         254
  Mitsui & Co., Ltd. (DIOP) ........................         31,000         195
  Mitsui Fudosan Co., Ltd. (REAL) ..................         24,000         238
  Mitsui Marine & Fire Insurance Co.,
    Ltd. (INSU) ....................................         25,000         143
  Mitsui Mining & Smelting Co., Ltd.
    (META) .........................................         17,000         131
  Mitsukoshi, Ltd. (RETS) ..........................         14,000          57
  Mizuho Holdings, Inc. * (FINL) ...................            160         991
  Mori Seiki Co., Ltd. (MACH) ......................          5,000          55
  Murata Manufacturing Co., Ltd. (ETRN).............          6,500         762
  Mycal Corp. (RETS) ...............................         20,000          43
  NAMCO, Ltd. (LEIS) ...............................          3,800          70
  NEC Corp. (COMP) .................................         43,000         786
  NGK Insulators (PART) ............................         11,000         146
  NGK Spark Plug Co. (PART) ........................          9,000         131
  Nidec Corp. (MACH) ...............................          2,000          94
  Nikon Corp. (LEIS) ...............................         11,000         118
  Nintendo Corp., Ltd. (LEIS) ......................          3,800         598
  Nippon Comsys Corp. (ENGI) .......................          6,000         108
  Nippon Express Co., Ltd. (TRAN) ..................         31,000         187
  Nippon Mitsubishi Oil Co., Ltd. (OILX)............         27,000         130
  Nippon Paper Industries Co. (PAPR)................         25,000         149
  Nippon Sheet Glass Co., Ltd. (DIOP)...............         14,000         171
  Nippon Steel Co. (STEE) ..........................        133,000         220
  Nippon Telegraph & Telephone Corp.
    (UTIT) .........................................            333       2,397
  Nippon Yusen Kabushiki Kaisha
    (TRAN) .........................................         40,000         165
  Nissan Motor Acceptance Corp. (FINL)..............        101,000         581
  Nitto Denko Corp. (ETRN) .........................          4,000         108
  Nomura Securities Co., Ltd. (FUND)................         53,000         953
  NSK, Ltd. (META) .................................         20,000         122
  NTN Corp. (METP) .................................         19,000          59
  Obayashi Corp. (CONS) ............................         22,000          95
  Oji Paper Co. (PAPR) .............................         27,000         139
  Olympus Optical Co. (LEIS) .......................          9,000         156
  Omron Corp. (ETRN) ...............................          8,000         166
  Onward Kashiyama Co., Ltd. (APPA) ................          9,000          75
  Oriental Land Co., Ltd. (LEIS) ...................          2,000         134
  Orix Corp. (FINL) ................................          2,400         241
  Osaka Gas Co. (UTIG) .............................         81,000         246
  Pioneer Corp. (ETRN) .............................          6,000         160
  Promise Co., Ltd. (LEND) .........................          2,600         184
  Rohm Co., Ltd. (ETRN) ............................          3,100         588
  Sakura Bank, Ltd. (BANK) .........................        112,000         676
  Sankyo Co., Ltd. (HEAL) ..........................         13,000         312
  Sanrio Co., Ltd. * (CNSU) ........................          3,000          52
  Sanyo Electric Co. (ETRN) ........................         52,000         432
  Secom Co. (COMM) .................................          7,000         456
  Sega Enterprises (CNSU) ..........................          4,300          42
  Sekisui Chemical Co. (CHEM) ......................         20,000          57
  Sekisui House, Ltd. (CONS) .......................         23,000         210
  Sharp Corp. (ETRN) ...............................         29,000         350
  Shimamura Co., Ltd. (RETS) .......................          1,000          55
  SHIMANO, Inc. (LEIS) .............................          5,000          98
  Shimizu Corp. (CONS) .............................         29,000          86
  Shin-Etsu Chemical Co. (CHEM) ....................          9,000         346
  Shionogi & Co., Ltd. (HEAL) ......................         14,000         285
  Shiseido Co., Ltd. (CHEM) ........................         14,000         156
  Shizuoka Bank, Ltd. (BANK) .......................         19,000         173
  Showa Shell Sekiyu K.K. (OILX) ...................         21,000          88
  Skylark Co., Ltd. (FOOD) .........................          3,000          84
  SMC Corp. (MACH) .................................          2,000         257
  Softbank Corp. (SOFT) ............................          8,800         306
  Sony Corp. (ETRN) ................................         23,500       1,624
  Sumitomo Bank (BANK) .............................         86,000         882
  Sumitomo Chemical Co. (CHEM) .....................         48,000         238
  Sumitomo Corp. (DIOP) ............................         22,000         158
  Sumitomo Electric Industries (TELE)...............         19,000         311
  Sumitomo Heavy Industry (MACH) ...................         31,000          48
  Sumitomo Marine & Fire Insurance Co.,
    Ltd. (INSU) ....................................         24,000         155
  Sumitomo Metal Industries (STEE) .................        102,000          58
  Sumitomo Metal Mining Co. (PMET) .................         17,000          89

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                        Market
          Name of Issuer                    Shares      Value
                                                        (000's)
      COMMON STOCK - Continued

Japan - Continued
  Taisho Pharmaceutical Co., Ltd.(HEAL)      10,000  $      270
  Taiyo Yuden Co., Ltd. (ELEQ) ...........    4,000         134
  Takara Shuzo Co., LTD. (FOOD) ..........    4,000          70
  Takashimaya Co. (RETS) .................   12,000          82
  Takeda Chemical Industries (CHEM) ......   24,000       1,419
  Takefuji Corp. (LEND) ..................    5,000         315
  Teijin, Ltd. (APPA) ....................   30,000         155
  Teikoku Oil Co., Ltd. (OILX) ...........   19,000          79
  Terumo Corp. (HEAL) ....................    4,000          87
  The Bank of Fukuoka, Ltd. (BANK) .......    8,000          34
  The Chuo Mitsui Trust and Banking Co., .
    Ltd. (BANK) ..........................   17,000          52
  The Daiwa Bank, Ltd. (BANK) ............   52,000          85
  Tobu Railway Co., Ltd. (TRAN) ..........   36,000         106
  Toho Co., Ltd. (MEDI) ..................    1,200         165
  Tohoku Electric Power (UTIE) ...........   13,000         174
  Tokai Bank Ltd. (BANK) .................   53,000         230
  Tokio Marine & Fire Insurance Co.
    (INSU) ...............................   42,000         481
  Tokyo Broadcasting (MEDI) ..............    4,000         118
  Tokyo Electric Power (UTIE) ............   35,700         885
  Tokyo Electron, Ltd. (ETRN) ............    4,700         258
  Tokyo Gas Co. (OILX) ...................   27,000          80
  Tokyu Corp. (TRAN) .....................   26,000         140
  Toppan Printing Co. (CNSU) .............   20,000         174
  Toray Industries, Inc. (APPA) ..........   33,000         124
  Toshiba Corp. (ETRN) ...................   78,000         521
  Tostem Corp. (CONS) ....................    8,000          99
  Toto, Ltd. (APPL) ......................   13,000          93
  Toyo Seikan Kaisha, Ltd. (CONT) ........    8,000         130
  Toyota Motor Corp. (AUTO) ..............   95,700       3,056
  Trans Cosmos, Inc. (SOFT) ..............      700          30
  Uni-Charm Corp. (PAPR) .................    3,000         152
  UNY Co., Ltd. (RETS) ...................   10,000         107
  Wacoal Corp. (APPA) ....................   11,000          92
  WORLD CO., LTD. (APPA) .................    1,400          53
  Yamaha Corp. (LEIS) ....................    6,000          59
  Yamanouchi Pharmaceutical Co., Ltd.
    (HEAL) ...............................   10,000         432
  Yamato Transport Co., Ltd. (TRAN) ......   13,000         239
  Yokogawa Electric (ETRN) ...............   11,000          93
                                                       --------
                                                         52,322

Malaysia - 0.6%
  Berjaya Sports Toto Berhad (LEIS) ......   47,000          57
  Commerce Asset Holding Bhd (BANK) ......   40,000          86
  Gamuda Berhad (CONS) ...................   52,000          51
  IJM Corporation Berhad (CONS) ..........   77,000          54
  Magnum Corp. Berhad (LEIS) .............  158,000          61
  Malayan Banking Berhad (BANK) ..........   48,000         170
  Malaysia International Shipping Berhad
    (TRAN) ...............................   61,000         100
  Public Bank Berhad (FINL) ..............   58,000          45
  Resorts World Berhad (LEIS) ............   35,000          56
  RHB Capital Berhad (BANK) ..............   63,000          40
  Sime Darby Berhad (FINL) ...............   68,000          85
  Telekom Malaysia Berhad (TELS) .........   60,000         178
  Tenaga Nasional Berhad (UTIE) ..........   61,000         186
  YTL Corp., Berhad (DIOP) ...............   65,000          84
                                                       --------
                                                          1,253

Mexico - 1.0%
  Cemex SA de CV - CPO * (CONS) ..........   34,000         123
  Cifra SA de CV - Ser. V (RETS) .........   96,000         191
  Fomento Economico Mexicano SA de
    CV (FOOD) ............................   20,000          60
  Grupo Carso SA de CV - Ser. A1(DIOP)       24,000          59
  Grupo Financiero Banamex Accival, SA
    de CV (FINL) .........................  105,000         173
  Grupo Financiero Bancomer SA de CV -
    Cl. O (FINL) .........................  157,000          87
  Grupo Modelo SA de CV - Ser. C
    (FOOD) ...............................   62,000         165
  Grupo Televisa SA * (MEDI) .............   60,000         135
  Kimberly-Clark de Mexico SA de CV
    (PAPR) ...............................   47,000         130
  Nuevo Grupo Mexico * (META) ............   18,000          54
  Telephonos de Mexico SA - Ser. L
    (UTIT) ...............................  326,000         732
  Wal-Mart de Mexico SA de CV - Ser. C
    (RETS) ...............................   25,000          46
                                                       --------
                                                          1,955

Netherlands - 2.8%
  ABN Amro Holding NV (BANK) .............   18,400         419
  Aegon NV (INSU) ........................   14,500         600
  Akzo Nobel NV (CHEM) ...................    3,850         207
  ASM Lithography Holding NV (COMP) ......    5,900         134
  Elsevier NV (MEDP) .....................   10,500         154
  Heineken NV (FOOD) .....................    4,375         265
  ING Groep NV (BANK) ....................    9,800         783
  Koninklije KPN NV (TELS) ...............   11,420         131
  Koninklijke (Royal) Philips Electronics
    NV (ETRN) ............................   13,656         500
  Koninklijke Ahold NV (RETF) ............    7,000         226
  Royal Dutch Petroleum Co. (OILE) .......   22,650       1,388
  TNT Post Group NV (TRAN) ...............    5,610         136
  Unilever NV - CVA (CNSU) ...............    5,819         368
  Wolters Kluwer NV - CVA (MEDP) .........    4,400         120
                                                       --------
                                                          5,431

New Zealand - 0.3%
  Carter Holt Harvey, Ltd. (PAPR) ........   75,200          55
  Contact Energy Limited (UTIE) ..........   62,600          73

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                        Market
            Name of Issuer                   Shares      Value
                                                        (000's)
        COMMON STOCK - Continued

      New Zealand - Continued
        Fisher & Paykel Industries Limited
          (APPL) .........................   23,000  $       81
        Fletcher Challenge Building
          (CONS) .........................   73,900          64
        Telecom Corp. of New Zealand, Ltd.
          (TELS) .........................  111,100         237
        The Warehouse Group Limited
          (RETS) .........................   29,000          77
                                                       --------
                                                            587

      Norway - 1.1%
        Bergesen d.y. ASA - Cl. A (TRAN) .    4,300          68
        Den Norske Bank (BANK) ...........   43,960         238
        Elkem ASA (META) .................    4,400          70
        Kvaerner plc (CONS) ..............    7,600          54
        Leif Hoegh & Co. ASA (TRAN) ......    8,340          70
        Merkantildata ASA (SOFT) .........    9,800          38
        Norsk Hydro ASA (DIOP) ...........   11,140         472
        Norske Skogsindustrier ASA - Cl. A
          (PAPR) .........................    3,800         160
        Orkla ASA (DIOP) .................   23,420         463
        Petroleum Geo-Services ASA
          (OILE) .........................    6,240          82
        SMEDVIG (OILS) ...................    7,000          67
        Smedvig ASA - B Shares (OILS) ....    7,600          61
        Storebrand ASA (INSU) ............   16,140         115
        Tomra Systems ASA (POLL) .........   11,200         218
                                                       --------
                                                          2,176

      Philippines - 0.1%
        Ayala Land, Inc. (READ) ..........   36,460           4
        Metropolitan Bank & Trust Co.
          (BANK) .........................   13,090          48
        Petron Corp. (OILS) ..............  468,400          11
        Philippine Long Distance Telephone
          Co. (UTIT) .....................    3,200          56
        SM Prime Holdings, Inc. (READ) ...  545,000          63
                                                       --------
                                                            182

      Portugal - 0.6%
        Banco Comercial Portgues, SA
          (BANK) .........................   33,000         175
        BPI-SGPS, SA - Registered Shares
          (FUND) .........................   32,490         102
        Brisa-Auto Estradas de Portugal,
          SA (CONS) ......................    8,375          75
        Electricidade de Portugal, SA
          (UTIE) .........................   67,500         223
        Jeronimo Martins, SGPS, SA
          (RETF) .........................    3,600          37
        Portugal Telecom, SA (TELS) ......   46,000         421
        Sonae, SGPS, SA (RETS) ...........   87,600          98
                                                       --------
                                                          1,131

      Singapore - 0.5%
        Chartered Semiconductor
          Manufacturing * (ETRN) .........   12,000          33
        City Developments, Ltd. (READ) ...   29,000         135
        Cycle & Carriage, Ltd. (AUTO) ....   14,000          27
        DBS Group Holdings, Ltd. (BANK) ..   17,000         192
        Oversea-Chinese Banking
          Corporation Limited (BANK) .....   16,000         119
        Singapore Airlines (TRAN) ........   12,000         119
        Singapore Telecommunications, Ltd.
          (TELS) .........................  114,000         177
        United Overseas Bank, Ltd.
          (BANK) .........................   13,448         101
                                                       --------
                                                            903

      South Africa - 1.1%
        ABSA Group, Ltd. (BANK) ..........   24,600          93
        Anglo American Platinum Corp.,
          Ltd. (PMET) ....................    5,400         252
        Barlow, Ltd. (DIOP) ..............   11,700          74
        De Beers Centenary AG (UTIE) .....    9,100         241
        Dimension Data Holdings plc
          (SOFT) .........................   28,883         196
        FirstRand, Ltd. (FINL) ...........  164,400         182
        Foschini, Ltd. * (RETS) ..........   37,100          32
        Impala Platinum Holdings, Ltd.
          (META) .........................    2,600         132
        Imperial Holdings, Ltd. (DIOP) ...    9,952          79
        Investec Group, Ltd. (FUND) ......    2,300          77
        Liberty Life Association of
          Africa, Ltd. (INSU) ............   12,400         111
        M-Cell, Ltd. (TELS) ..............   40,200         134
        Nampak, Ltd. (CONT) ..............   25,500          37
        Nedcor, Ltd. (BANK) ..............    6,600         149
        Rembrandt Group, Ltd. (DIOP) .....   15,300          41
        Remgro, Ltd. * (DIOP) ............   15,300         104
        Sappi, Ltd. (READ) ...............   10,900          78
        Sasol, Ltd. (OILX) ...............   12,800          83
                                                       --------
                                                          2,095

      South Korea - 0.8%
        Cheil Jedang Corp. (FOOD) ........    1,246          30
        Hyundai Motor Co., Ltd. (AUTO) ...    6,490          62
        Kookmin Bank (BANK) ..............    8,310          98
        Korea Electric Power Corp.
          (UTIE) .........................   11,760         219
        Korea Telecom Corp. * (TELS) .....      920          49
        LG Chemicals, Ltd. (CHEM) ........    4,630          42
        LG Electronics (ETRN) ............    3,990          38
        Pohang Iron & Steel Co., Ltd.
          (STEE) .........................    1,230          74
        Samsung Corp. (ETRN) .............    6,120          25
        Samsung Display Devices Co.
          (ETRN) .........................    1,410          52
        Samsung Electro-Mechanics Co.
          (ETRN) .........................    2,760          75
        Samsung Electronics (ETRN) .......    3,520         440
        Samsung Fire & Marine Insurance
          (INSU) .........................    2,272          49
        Shinhan Bank (BANK) ..............    7,310          60
        SK Telecom Co., Ltd. (TELS) ......    1,530         306
                                                       --------
                                                          1,619

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                        Market
           Name of Issuer                    Shares      Value
                                                        (000's)
      COMMON STOCK - Continued

      Spain - 3.6%
        ACS, Actividades de Construccion y
          Servicios, SA * (CONS) ..........   2,419   $      57
        Autopistas Concesionaria Espanola
          SA (TRAN) .......................  13,503         118
        Banco Bilbao Vizcaya SA (BANK) ....  90,135       1,342
        Banco Santander Central Hispano SA
          (BANK) .......................... 118,400       1,267
        Corporacion Financiera Alba SA
          (FUND) ..........................   6,000         139
        Endesa SA (UTIE) ..................  28,100         479
        Fomento de Construcciones y
          Contratas SA (CONS) .............   4,600          87
        Gas Natural SDG SA - E Shares
          (UTIG)...........................  13,800         251
        Grupo Dragados SA (CONS) ..........   8,400          91
        Iberdrola SA (UTIE) ...............  27,500         345
        Repsol SA (OILX) ..................  30,000         479
        Sociedad General de Aguas de
          Barcelona SA (FOOD) .............   8,484         104
        Sol Melia SA (LEIS) ...............   5,700          59
        Tabacalera SA - Cl. A (FOOD) ......   7,714         120
        Telefonica SA (UTIT) .............. 101,745       1,681
        TelePizza, SA * (RETF) ............   7,559          18
        Union Electrica Fenosa SA (UTIE) ..  12,200         224
        Vallehermoso SA (READ) ............   8,700          53
        Zardoya Otis SA (MACH) ............   9,752          86
                                                       --------
                                                          7,000

      Sweden - 1.5%
        Drott AB - B Shares (REAL) ........   8,300         114
        ForeningsSparbanken AB (BANK) .....   8,700         133
        Hennes & Mauritz AB - B Shares
          (RETS) ..........................  10,300         159
        NetCom Systems, Inc. - Cl. B
          (TELS) ..........................   1,732          72
        NORDIC BALTIC Holding (BANK) ......  29,218         228
        Nordic Baltic Holding AB (BANK) ...  20,910         158
        SANDVIK AB (MACH) .................   4,950         119
        Securitas AB - B Shares (COMM) ....   8,250         153
        Skand Enskilda Banken - Cl. A
          (BANK) ..........................  10,200         112
        Skandia Forsakrings AB (INSU) .....  13,900         226
        Skanska AB (CONS) .................   3,100         128
        Svenska Cellulosa AB - Cl. B
          (PAPR) ..........................   4,500          96
        Svenska Handelsbanken, Inc. -
          A Shares (BANK) .................   6,350         109
        Telefonaktiebolaget LM Ericsson
          AB * (TELS) .....................  82,050         935
        Telia AB * (TELS) .................  17,050          88
        Volvo AB (AUTO) ...................   5,750          95
                                                       --------
                                                          2,925

      Switzerland - 2.0%
        ABB, Ltd. * (ENGI) ................   2,168         231
        Adecco SA - Reg. (COMM) ...........      60          38
        Credit Suisse Group - Reg. (BANK) .   1,970         374
        Givaudan * (HNBA) .................      55          15
        Nestle SA (FOOD) ..................     260         606
        Novartis AG - Reg. (HEAL) .........     380         672
        Roche Holding AG (HEAL) ...........      55         582
        Schweizerische Rueckversicherungs-
          Gesellschaft (INSU) .............     110         264
        Swisscom AG - Reg. (UTIT) .........     400         104
        Syngenta AG * (CHEM) ..............     547          29
        UBS AG (BANK) .....................   3,226         526
        Zurich Finance (FINL) .............     633         382
                                                       --------
                                                          3,823

      Thailand - 0.1%
        ABN Amro Asia Secuities Public Co.,
          Ltd. (FINL) .....................  23,000          13
        Advanced Info Service Public Co.,
          Ltd. (TELS) .....................   7,700          74
        PTT Exploration & Production Public
          Co., Ltd. (OILX) ................  22,200          52
        Siam Cement Public Co., Ltd. (CONS)   4,000          38
        TelecomAsia Corp. Public Co.,
          Ltd. * (UTIT) ................... 113,200          46
                                                       --------
                                                            223

      Turkey - 0.3%
        Arcelik AS (APPL) ..............  2,623,000          45
        Kartonsan Karton Sanayi Ve
          Ticaret AS (PAPR) ............  1,083,000          56
        Migros Turk TAS (RETF) .........    387,000          50
        Tupras-Turkiye Petrol
          Rafinerileri A.S. (OILX) .....  1,009,000          37
        Turkiye Garanti Bankasi AS
          (BANK) ....................... 12,113,000          68
        Turkiye Is Bankasi (Isbank) -
          Cl. C (BANK) ................. 11,517,060         189
        Yapi ve Kredi Bankasi AS (BANK)  12,211,870          63
                                                       --------
                                                            508

      United Kingdom - 10.1%
        Abbey National First Capital BV
          (BANK) .......................     16,000         292
        Airtours plc (LEIS) ............     11,300          34
        Amvescap plc (BANK) ............      5,300         109
        ARM Holdings plc * (ETRN) ......      9,700          73
        AstraZeneca Group plc (HEAL) ...     18,239         920
        Barclay's plc (BANK) ...........     16,300         505
        Barratt Developments plc (CONS)      10,100          45
        Bass plc (FOOD) ................     17,200         188
        Berkeley Group (The) plc (READ)       6,100          69
        BG Group plc (UTIG) ............     37,866         148
        BOC Group plc (CHEM) ...........      7,000         106
        Boots Co. plc (RETD) ...........     13,800         126
        BP Amoco plc (OILE) ............    233,500       1,885
        British Aerospace plc (AERO) ...     32,263         184
        British Airport Authority plc
          (TRAN) .......................     11,700         108
        British Airways plc (TRAN) .....     11,300          66

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                     Market
           Name of Issuer                                Shares       Value
                                                                     (000's)
      COMMON STOCK - Continued

      United Kingdom - Continued
        British American Tobacco plc * (FOOD).......     26,500  $      202
        British Land Co. plc (REAL) ................     11,000          78
        British Sky Broadcast plc (MEDI) ...........     19,900         334
        British Telecommunications plc (TELS).......     68,700         588
        Cadbury Schweppes plc (FOOD) ...............     26,600         184
        Canary Wharf Finance PLC * (REIT) ..........     11,700          85
        Carlton Communications plc (MEDI) ..........     16,300         149
        Centrica plc * (UTIG) ......................     58,900         228
        CGU plc (INSU) .............................     23,900         387
        Diageo plc (FOOD) ..........................     30,200         339
        Dixons Group plc * (TELE) ..................     23,200          78
        EMI Group plc (LEIS) .......................     12,400         102
        GKN plc (AUTO) .............................      9,200          97
        GlaxoSmithKline plc * (HEAL) ...............     62,893       1,760
        Granada Compass plc (LEIS) .................     25,122         274
        Halifax Group plc (LEND) ...................     24,700         245
        Hanson plc (CONS) ..........................      8,990          62
        Hays plc (DIOP) ............................     14,400          83
        Hilton Group plc (LEIS) ....................     27,700          87
        HSBC Holdings plc (BANK) ...................    100,300       1,478
        Imperial Chemical Industries plc
          (CHEM) ...................................      7,100          59
        Innogy Holdings * (UTIG) ...................     16,500          48
        Invensys, plc (DIOP) .......................     38,785          91
        J Sainsbury plc (RETF) .....................     24,100         143
        Kingfisher plc (RETS) ......................     18,500         138
        Land Securities plc (REAL) .................      8,400         106
        Lattice Group * (ETRN) .....................     37,866          85
        Legal & General Group plc (INSU) ...........     62,800         173
        Lloyds TSB Group plc (BANK) ................     58,900         624
        Logica plc (SOFT) ..........................      6,700         175
        Marconi plc (TELE) .........................     28,600         307
        Marks & Spencer plc (RETS) .................     39,600         110
        Misys plc (COMP) ...........................      6,300          62
        National Grid Group plc (UTIE) .............     22,500         205
        National Power plc (UTIE) ..................     16,500          62
        Nycomed Amersham plc (HEAL) ................      5,700          48
        P&O Princess Cruises plc * (LEIS) ..........     12,900          55
        Pearson plc (MEDP) .........................      8,100         193
        Peninsular & Oriental Steam Navigation
          Co. (TRAN) ...............................      6,800          32
        Prudential Corp. (INSU) ....................     22,500         362
        Railtrack Group plc (TRAN) .................      6,700          93
        Rank Group plc (DIOP) ......................     35,700          93
        Reed International plc (MEDP) ..............     15,400         161
        Rentokil Initial plc (DIOP) ................     29,600         102
        Reuters Group plc (BUSI) ...................     15,900         269
        Rio Tinto plc - Reg. (DIOP) ................     12,700         224
        Royal Bank of Scotland Group (BANK) ........     11,500         272
        Schroders (BANK) ...........................      4,050          80
        Scottish Power plc (UTIE) ..................     17,100         135
        Slough Estates Finance plc * (READ) ........      9,900          61
        Tesco plc (FOOD) ...........................     76,800         313
        The Great Universal Stores plc (RETS) ......     15,500         122
        The Sage Group plc (MEDI) ..................     22,100         101
        Unilever plc (CNSU) ........................     26,703         229
        United Utilities plc (AGRI) ................     10,400         103
        Vodafone AirTouch plc (TELS) ...............    648,818       2,364
        WPP Group plc * (COMM) .....................      7,500          98
                                                                   --------
                                                                     19,596

      United States - 0.0%
        Great Eastern Shipping Co. - GDR *
          (TRAN) ..........................              25,120          85
                                                                   --------
            TOTAL COMMON STOCK-                            94.4%    184,040

      PREFERRED STOCK

      Australia - 0.2%
        News Corp., Ltd. (MEDI) ....................                    342

      Brazil - 0.7%
        Aracruz Celulose SA (TELS) .................                    108
        Banco Bradesco SA (BANK) ...................                    109
        Banco Itau SA (BANK) .......................                    109
        Bradespar SA (FINL) ........................                    108
        Centrais Electricas Brasileires SA
          (UTIE) ...................................                    109
        Compahnia de Bebidas das Americas
          (FOOD) ...................................                    109
        Companhia Energetica de Minas Gerais -
          CEMIG (UTIE) .............................                    108
        Companhia Vale do Rio Doce (META) ..........                    109
        Embratel Participacoes SA (UTIT) ...........                    108
        Tele Centro Sul Participacoes SA
          (UTIT) ...................................                    108
        Tele Norte Leste Participacoes SA
          (UTIT) ...................................                    109
        Telesp Celular Participacoes SA (TELS) .....                    108
        Telesp Participacoes SA (TELS) .............                    108
                                                                   --------
                                                                      1,410

      Germany - 0.4%
        Dyckerhoff AG (CONS) .......................                    263
        SAP AG - Vorzug (SOFT) .....................                    264
        Volkswagen AG (AUTO ........................                    264
                                                                   --------
                                                                        791
                                                                   --------
                             TOTAL PREFERRED STOCK -        1.3%      2,543

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                              Par       Market
          Name of Issuer                     Value       Value
                                            (000's)     (000's)
      PUBLICLY-TRADED BONDS

    United Kingdom - 0.0%
      British Aerospace plc - Bonds (AERO)
      7.45% due 11/29/03................   $      4    $       6
                                                       ---------
             TOTAL PUBLICLY-TRADED
                            BONDS-              0.0%           6

    WARRANTS

    Mexico - 0.0%
      Cemex SA de CV (CONS)
      expires 12/12/02 (Cost $1)........      2,000            0

    United States - 1.0%
      Morgan Stanley Capital Llc (FINL)
      expires 04/07/07 (Cost $3,107)....     23,600        1,854
                                                       ---------
                  TOTAL WARRANTS-               1.0%       1,854

    RIGHTS

    Brazil - 0.0%
      Banco Bradesco SA (BANK)
      expires 12/26/00 (Cost $0)........  1,012,456            3
      Bradespar SA (FINL)
      expires 01/10/01 (Cost $0)........  5,919,441            0
                                                       ---------
                                                               3
    Malaysia - 0.0%
      Gamuda Berhad (CONS)
      expires 12/11/00 (Cost $0)........     13,000            0

    Thailand - 0.0%
      TelecomAsia (UTIT)
      expires 04/03/00 (Cost $0)........     35,747            0
                                                       ---------
                    TOTAL RIGHTS-               0.0%           3

    SHORT-TERM INVESTMENTS - 3.0%

        Investment in joint trading account
          (Note B)
          6.695% due 01/02/01...........      5,587        5,587
        U.S. Treasury Bill
          5.88% due 03/15/01 #..........        300          299

        U.S. Treasury Bill
          5.92% due 03/15/01 #..........         50           49
                                          ---------    ---------

                                              5,937        5,935
                                          ---------    ---------
                  TOTAL INVESTMENTS-           99.7%     194,384
Cash and Receivables, less payables-            0.3%         628
                                          ---------    ---------
                         NET ASSETS-          100.0%     195,012
                                          =========    =========
* Non-income producing security.
ADR-American Depository Receipt
GDR-Global Depository Receipt
# Securities, or a portion thereof, with an aggregate market value of $333 have been segregated to collateralize financial futures contracts.

See notes to financial statements.

     SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                             Market         % of
                                Industry     Value        Long-Term
               Industry       Abbreviation   (000s)      Investments
     Bank .....................  BANK        27,848         14.8%
     Insurance ................  INSU        13,220          7.0%
     Telecommunication
       Services ...............  TELS        13,099          6.9%
     Electronic Products &
       Services ...............  ETRN        11,246          6.0%
     Diversified Operations ...  DIOP        10,281          5.5%
     Health Care Products .....  HEAL        10,093          5.4%
     Telephone ................  UTIT         9,217          4.9%
     Electric Power ...........  UTIE         7,211          3.8%
     Automobile ...............  AUTO         7,069          3.7%
     Food, Beverage & Tobacco .  FOOD         6,979          3.7%
     Chemical .................  CHEM         5,966          3.2%
     Financial Services .......  FINL         5,357          2.8%
     Transportation Services ..  TRAN         5,113          2.7%
     Retail -
       Department Stores ......  RETS         3,854          2.0%
     Construction .............  CONS         3,612          1.9%
     Oil & Natural Gas
     Exploration & Production .  OILX         3,603          1.9%
     Commercial Sevices .......  COMM         3,552          1.9%
     Oil - Equipment &
       Service.................  OILE         3,356          1.8%
     Leisure & Recreation .....  LEIS         3,279          1.7%
     Computer Software &
       Services ...............  SOFT         2,766          1.5%
     Brokerage & Investment
       Management .............  FUND         2,428          1.3%
     Telecommunication
       Equipment ..............  TELE         2,308          1.2%
     Media - TV / Radio .......  MEDI         2,260          1.2%
     Oil ......................  OILS         1,964          1.0%
     Machinery ................  MACH         1,861          1.0%
     Cosmetic & Personal Care .  HNBA         1,727          0.9%
     Retail - Food ............  RETF         1,682          0.9%
     Electrical Equipment .....  ELEQ         1,468          0.8%
     Computer Equipment .......  COMP         1,336          0.7%
     Real Estate Operations ...  REAL         1,308          0.7%
     Paper & Forest Products ..  PAPR         1,173          0.6%
     Shoe & Apparel
       Manufacturing ..........  APPA         1,097          0.6%
     Personal & Commercial
       Lending ................  LEND         1,054          0.6%
     Natural Gas Distribution .  UTIG         1,050          0.6%
     Consumer Miscellaneous ...  CNSU           921          0.5%
     Metals & Mining ..........  META           920          0.5%
     Media - Publishing .......  MEDP           751          0.4%
     Real Estate Investment
       Trust ..................  REIT           724          0.4%
     Real Estate Development ..  READ           681          0.4%
     Steel ....................  STEE           646          0.3%
     Engineering &
       Construction ...........  ENGI           631          0.3%
     Auto & Truck Parts .......  PART           622          0.3%
     Container ................  CONT           611          0.3%
     Precious .................  PMET           563          0.3%
     Metals/Gems/Stones
     Household Appliances /
     Furnishings ..............  APPL           541          0.3%
     Pollution Control ........  POLL           349          0.2%
     Business Services ........  BUSI           269          0.1%
     Aerospace & Defense ......  AERO           190          0.1%
     Energy - Alternative
       Source .................  ENER           135          0.1%
                                          ---------    ---------
                                           $188,449        100.0%
                                          =========    =========

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

                                                        Market
            Name of Issuer                    Shares     Value
                                                       (000's)
   COMMON STOCK

   Australia - 2.1%
     Brambles Industries, Ltd. (DIOP) ......   1,836   $     43
     Broken Hill Proprietary Co., Ltd.
     (DIOP) ................................  10,015        106
     TABCORP Holdings, Ltd. (LEIS) .........  13,628         83
     Woolworth's, Ltd. (RETS) ..............  21,099         99
                                                       --------
                                                            331

   Finland - 2.5%
     Nokia Oyj (HEAL) ......................   8,305        370
     Sonera Oyj (TELS) .....................   1,098         20
                                                       --------
                                                            390

   France - 10.6%
     Air Liquide (CHEM) ....................     825        123
     Alcatel (TELE) ........................   3,193        181
     Alstom (MACH) .........................   2,631         68
     AXA SA (INSU) .........................   1,158        168
     Cap Gemini SA (COMM) ..................     300         48
     Carrefour SA (RETF) ...................     624         39
     France Telecom (TELS) .................   1,288        111
     Havas Advertising SA (BUSI) ...........   3,288         48
     Lafarge SA (CONS) .....................   1,426        120
     LVMH (Louis Vuitton Moet Hennessy)
       (FOOD) ..............................     758         50
     Rhone-Poulenc SA (BANK) ...............   1,434        126
     Suez Lyonnaise des Eaux (FOOD) ........     488         89
     Total Fina SA - Cl. B (OILX) ..........   1,407        209
     Vivendi Environment (POLL) ............   2,138         93
     Vivendi Universal SA (DIOP) ...........   3,016        199
                                                       --------
                                                          1,672

   Germany - 4.1%
     Allianz AG - Reg. (INSU) ..............     377        141
     Bayerische Motoren Werke AG (AUTO) ....   1,199         39
     DaimlerChrysler AG (AUTO) .............     636         27
     Deutsche Bank AG (BANK) ...............   2,095        176
     Deutsche Telekom AG (UTIT) ............   2,808         85
     Muenchener Rueckversicherungs-
       Gesellschaft AG - Reg. (INSU) .......     304        109
     Siemens AG (DIOP) .....................     566         74
                                                       --------
                                                            651

   Hong Kong - 2.4%
     Giordano International Ltd. (APPA) ....  44,000         20
     Hang Seng Bank, Ltd. (BANK) ...........  10,100        136
     Hutchison Whampoa, Ltd. (COMM) ........   6,700         84
     Li & Fung, Ltd. (COMM) ................  36,000         65
     Swire Pacific, Ltd. - Cl. A (DIOP) ....  10,000         72
                                                       --------
                                                            377

   Ireland - 1.1%
     Bank of Ireland (BANK) ................  11,718        118
     Elan Corp. plc - ADR * (HEAL) .........   1,100         51
                                                       --------
                                                            169

   Italy - 3.3%
     Banca Nazionale del Lavoro (BANK) .....  27,684         85
     San Paolo-IMI SpA (BANK) ..............  10,300        166
     Telecom Italia Mobile SpA (TELS) ......   9,000         72
     Telecom Italia SpA (TELS) .............   9,983        110
     UniCredito Italiano SpA (BANK) ........  16,000         84
                                                       --------
                                                            517

   Japan - 24.0%
     ADERANS Co., Ltd. (HNBA) ..............   2,400         99
     Advantest (ETRN) ......................     400         37
     Asahi Chemical Industry Co., Ltd.
     (CHEM) ................................  17,000         98
     Asahi Glass Co., Ltd. (APPL) ..........   9,000         74
     Bank of Tokyo-Mitsubishi (BANK) .......   4,000         40
     Canon, Inc. (COMM) ....................   4,000        140
     Chiba Bank, Ltd. (BANK) ...............  13,000         51
     Circle K Japan Co., Ltd. (RETF) .......   2,400         84
     Daiwa Securities Group, Inc. (FUND) ...   4,000         42
     Fanuc, Ltd. (ELEQ) ....................   1,000         68
     Fuji Photo Film (LEIS) ................   3,000        126
     Fujitsu, Ltd. (ELEQ) ..................   3,000         44
     Honda Motor Co. (AUTO) ................   2,000         75
     KAO Corp. (HNBA) ......................   6,000        174
     Kirin Brewery Co. (FOOD) ..............  11,000         98
     Minebea Co., Ltd. (ETRN) ..............   5,000         46
     Mitsui Marine & Fire Insurance Co., Ltd.
       (INSU) ..............................  14,000         80
     Mizuho Holdings, Inc. * (FINL) ........      19        118
     Murata Manufacturing Co., Ltd. (ETRN) .   1,000        117
     NEC Corp. (COMP) ......................   3,000         55
     NGK Insulators (PART) .................   4,000         53
     Nintendo Corp., Ltd. (LEIS) ...........     700        110
     Nippon Telegraph & Telephone Corp.
       (UTIT) ..............................      21        151
     Nomura Securities Co., Ltd. (FUND) ....   4,000         72
     Ricoh Co., Ltd. (ETRN) ................   7,000        129
     Rohm Co., Ltd. (ETRN) .................     500         95
     Sakura Bank, Ltd. (BANK) ..............   6,000         36
     Sanwa Bank, Ltd. (BANK) ...............   5,000         35
     Sanyo Electric Co. (ETRN) .............   9,000         75
     Secom Co. (COMM) ......................   1,500         98
     Sharp Corp. (ETRN) ....................   6,000         72
     Shin-Etsu Chemical Co. (CHEM) .........   2,000         77
     Skylark Co., Ltd. (FOOD) ..............   3,000         84
     SMC Corp. (MACH) ......................     500         64
     Sony Corp. (ETRN) .....................   1,000         69
     Sumitomo Corp. (DIOP) .................  15,000        108
     Takeda Chemical Industries (CHEM) .....   2,000        118
     Takefuji Corp. (LEND) .................   1,900        120
     Terumo Corp. (HEAL) ...................   2,000         44
     Tokyo Electric Power (UTIE) ...........   5,500        136
     Toppan Forms Co., Ltd. (COMM) .........   4,400         66
     Toyota Motor Corp. (AUTO) .............   4,800        153

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

                                                           Market
            Name of Issuer                        Shares    Value
                                                          (000's)
      COMMON STOCK - Continued

      Japan - Continued
        Yamanouchi Pharmaceutical Co., Ltd.
          (HEAL)...............................   3,000  $     130
                                                          --------
                                                             3,761

      Netherlands - 7.1%
        ASM Lithography Holding NV (COMP)......   4,004         91
        Fortis (NL) NV (INSU)..................   2,315         75
        ING Groep NV (BANK)....................   3,424        273
        Koninklije KPN NV (TELS)...............   7,389         85
        Koninklijke (Royal) Philips Electronics
          NV (ETRN)............................   4,527        166
        Royal Dutch Petroleum Co. (OILE).......   4,713        289
        United Pan Europe (TELS)...............   5,005         51
        VNU NV (MEDP)..........................   1,931         95
                                                          --------
                                                             1,125

      Portugal - 0.6%
        Electricidade de Portugal, SA (UTIE)...  26,971         89

      Singapore - 1.6%
        City Developments, Ltd. (READ).........   6,000         28
        DBS Group Holdings, Ltd. (BANK)........   6,000         68
        Singapore Press Holdings, Ltd. (MEDP)..   3,000         44
        Singapore Technology Engineering, Ltd.
          (ENGI)...............................  45,000         73
        Singapore Telecommunications, Ltd.
          (TELS)...............................  26,000         40
                                                          --------
                                                               253

      Spain - 1.9%
        Acerinox SA (STEE).....................   2,695         82
        Banco Santander Central Hispano SA
          (BANK)...............................   4,120         44
        Telefonica SA (UTIT)...................  10,175        168
                                                          --------
                                                               294

      Sweden - 4.9%
        Investor AB - B Shares (FUND)..........   7,799        117
        Nordic Baltic Holding AB (BANK)........  15,169        115
        Securitas AB - B Shares (COMM).........   6,675        124
        Skandia Forsakrings AB (INSU)..........  10,884        177
        Telefonaktiebolaget LM Ericsson AB *
          (TELS)...............................  20,415        232
                                                          --------
                                                               765

      Switzerland - 7.9%
        ABB, Ltd. * (ENGI).....................     978        104
        Adecco SA - Reg. (COMM)................      92         58
        Nestle SA (FOOD).......................     134        313
        Novartis AG - Reg. (HEAL)..............      95        168
        Roche Holding AG (HEAL)................      22        224
        Schweizerische Rueckversicherungs-
          Gesellschaft (INSU)..................      59        141
        UBS AG (BANK)..........................   1,007        164
        Zurich Finance (FINL)..................     119         72
                                                          --------
                                                             1,244

      United Kingdom - 18.7%
        Amvescap plc (BANK)....................   2,908         60
        AstraZeneca Group plc (HEAL)...........   1,392         70
        BP Amoco plc (OILE)....................  30,507        246
        British Aerospace plc (AERO)...........   7,766         44
        British American Tobacco plc (FOOD)....   6,518         50
        British Telecommunications plc (TELS)..  19,191        164
        Cable & Wireless plc (TELS)............   4,324         58
        Diageo plc (FOOD)......................  15,463        173
        GKN plc (AUTO).........................     765          8
        GlaxoSmithKline plc * (HEAL)...........  15,882        449
        HSBC Holdings plc (BANK)...............  13,550        200
        Imperial Chemical Industries plc (CHEM)   6,542         54
        Lloyds TSB Group plc (BANK)............   4,338         46
        Marconi plc (TELE).....................   4,324         47
        National Grid Group plc (UTIE).........   6,463         59
        P&O Princess Cruises plc * (LEIS)......  23,650        100
        Reuters Group plc (BUSI)...............   5,577         95
        Royal Bank of Scotland Group (BANK)....   4,954        117
        Tesco plc (FOOD).......................  34,560        141
        Unilever plc (CNSU)....................  28,527        244
        Vodafone AirTouch plc (TELS)........... 139,652        513
                                                          --------
                                                             2,938
                                                          --------
           TOTAL COMMON STOCK-.................    92.8%    14,576

     PREFERRED STOCK - 0.8%

     Germany - 0.8%
       SAP AG - Vorzug)........................                131


                                              Par
                                             Value
                                            (000's)
     SHORT-TERM INVESTMENTS - 5.1%
       Investment in joint repurchase agreement
       with Goldman Sachs & Co. dated
       12/29/00, 6.481% due 01/02/01 (Secured
       by various U.S. Treasury
       obligations and U.S.
       Government Agency Bonds)              $  800            800
                                             ------         ------
                   TOTAL INVESTMENTS-          98.7%        15,507
 Cash and Receivables, less payables-           1.3%           209
                                             ------         ------
                          NET ASSETS-         100.0%        15,716
                                             ======         ======
* Non-income producing security.
ADR-American Depository Receipts
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                             Market     % of
                                 Industry    Value    Long-Term
              Industry         Abbreviation  (000s)  Investments

     Bank ......................   BANK      2,140      14.6%
     Health Care Products ......   HEAL      1,506      10.2%
     Telecommunication
       Services ................   TELS      1,458       9.9%
     Food, Beverage & Tobacco ..   FOOD        998       6.8%
     Insurance .................   INSU        891       6.1%
     Electronic Products &
       Services ................   ETRN        807       5.5%
     Commercial Sevices ........   COMM        683       4.6%
     Diversified Operations ....   DIOP        601       4.1%
     Oil - Equipment & Service .   OILE        535       3.6%
     Chemical ..................   CHEM        470       3.2%
     Leisure & Recreation ......   LEIS        419       2.8%
     Telephone .................   UTIT        404       2.7%
     Automobile ................   AUTO        302       2.1%
     Electric Power ............   UTIE        284       1.9%
     Cosmetic & Personal Care ..   HNBA        273       1.9%
     Consumer Miscellaneous ....   CNSU        245       1.7%
     Brokerage & Investment
       Management ..............   FUND        230       1.6%
     Telecommunication
       Equipment ...............   TELE        228       1.5%
     Oil & Natural Gas
       Exploration &
         Production ............   OILX        209       1.4%
     Financial Services ........   FINL        189       1.3%
     Engineering &
       Construction ............   ENGI        177       1.2%
     Computer Equipment ........   COMP        146       1.0%
     Business Services .........   BUSI        142       1.0%
     Media - Publishing ........   MEDP        139       0.9%
     Machinery .................   MACH        132       0.9%
     Computer Software &
       Services ................   SOFT        130       0.9%
     Retail - Food .............   RETF        124       0.8%
     Construction ..............   CONS        120       0.8%
     Personal & Commercial
       Lending .................   LEND        120       0.8%
     Electrical Equipment ......   ELEQ        112       0.8%
     Retail - Department
       Stores ..................   RETS         99       0.7%
     Pollution Control .........   POLL         93       0.6%
     Steel .....................   STEE         82       0.6%
     Household Appliances /
       Furnishings .............   APPL         74       0.5%
     Auto & Truck Parts ........   PART         53       0.4%
     Aerospace & Defense .......   AERO         44       0.3%
     Real Estate Development ...   READ         28       0.2%
     Shoe & Apparel
       Manufacturing ...........   APPA         20       0.1%
                                          --------  --------
                                          $ 14,707     100.0%
                                          ========  ========

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                          Market
                    Name of Issuer                         Shares         Value
                                                                         (000's)
COMMON STOCK

Bank - 3.4%
   Greater Bay Bancorp ...........................         61,600       $  2,526
   Investors Financial Services Corp. ............         23,500          2,021
   Southwest Bancorporation of Texas, Inc. * .....         39,600          1,700
   Sterling Bancshares, Inc. .....................         81,900          1,618
                                                                        --------
                                                                           7,865

Brokerage & Investment Management - 1.2%
   Affiliated Managers Group, Inc. * .............         50,700          2,782

Business Services - 5.7%
   Corporate Executive Board Co. * ...............         79,700          3,169
   Forrester Research, Inc. * ....................         50,100          2,508
   Heidrick & Struggles International, Inc. ......         43,200          1,817
   Management Network Group, Inc. * ..............        110,100          1,308
   On Assignment, Inc. * .........................         94,600          2,696
   ProBusiness Services, Inc. * ..................         70,800          1,881
                                                                        --------
                                                                          13,379

Commercial Sevices - 3.8%
   Corinthian Colleges, Inc. .....................         58,000          2,200
   Education Management Corp. * ..................         58,600          2,095
   Plexus Corp. * ................................         38,400          1,167
   ProsoftTraining.com, Inc. * ...................         76,300            925
   Quanta Services, Inc. * .......................         33,749          1,086
   Veritas DGC, Inc. * ...........................         44,100          1,425
                                                                        --------
                                                                           8,898

Computer Equipment - 2.7%
   Cerner Corp. * ................................         37,700          1,743
   M-Systems Flash Disk Pioneers, Ltd. * .........         92,700          1,292
   PRI Automation, Inc. * ........................         65,700          1,232
   Quantum Corp. - Hard Disk Drive * .............         70,000            560
   Tech Data Corp. * .............................         53,600          1,450
                                                                        --------
                                                                           6,277

Computer Software & Services - 6.4%
   Advent Software, Inc. * .......................         41,000          1,643
   Aspen Technologies, Inc. * ....................         22,000            732
   Avantgo, Inc. * ...............................        106,200            664
   Avocent Corporation * .........................         27,646            746
   Broadbase Software, Inc. * ....................         45,200            283
   Data Return Corp. * ...........................        133,400            500
   Embarcadero Technologies, Inc. * ..............         39,800          1,791
   Intranet Solutions, Inc. * ....................         30,500          1,555
   Manugistics Group, Inc. * .....................         34,400          1,961
   National Instruments Corp. * ..................         25,350          1,231
   Pivotal Corp. * ...............................         27,200          1,008
   Secure Computing Corp. * ......................        124,000          1,224
   TeleCommunication Systems, Inc. ...............         60,200            203
   WatchGuard Technologies, Inc. .................         47,500          1,502
                                                                        --------
                                                                          15,043

Construction - 0.5%
   Toll Brothers, Inc. * .........................         31,300          1,279

Consumer Miscellaneous - 2.6%
   DigitalThink, Inc. * ..........................         64,700          1,104
   NetRatings, Inc. * ............................         81,400          1,196
   ScanSource, Inc. * ............................         50,000          1,950
   University of Phoenix Online * ................         57,000          1,838
                                                                        --------
                                                                           6,088

Diversified Operations - 0.9%
   CoorsTek, Inc. * ..............................         31,900          1,001
   Varian, Inc. * ................................         35,300          1,196
                                                                        --------
                                                                           2,197

Electric Power - 1.0%
   Wilson Greatbatch Technologies, Inc. * ........         81,800          2,311

Electrical Equipment - 0.2%
   Nu Horizons Electronics Corp. * ...............         47,650            426

Electronic Products & Services - 10.3%
   Aeroflex, Inc. * ..............................         77,000          2,220
   Atmi, Inc. * ..................................         59,300          1,156
   Brooks Automation, Inc. * .....................         29,100            817
   Caliper Technologies Corp. * ..................         14,500            681
   Credence Systems Corp. * ......................         51,200          1,178
   Cytyc Corp. * .................................         33,600          2,102
   DDI, Corp. * ..................................         61,400          1,673
   DuPont Photomasks, Inc. * .....................         47,000          2,484
   Elantec Semiconductor, Inc. * .................         25,400            705
   Electro Scientific Industries, Inc. * .........         37,700          1,056
   Exar, Corp. * .................................         47,700          1,478
   Kent Electronics Corp. * ......................         50,200            828
   Merix Corp. * .................................         53,250            712
   Microsemi Corp. ...............................         53,700          1,494
   Nanometrics, Inc. * ...........................         53,400            738
   Pixelworks, Inc. * ............................         44,750          1,001
   PLX Technology, Inc. * ........................        105,400            876
   Rudolph Technologies, Inc. * ..................         55,500          1,675
   Semtech Corp. * ...............................         58,800          1,297
                                                                        --------
                                                                          24,171

Financial Services - 1.3%
   Actrade Financial Technologies, Ltd. * ........         67,500          1,489
   Advest Group, Inc. ............................         30,300          1,078
   Medallion Financial Corp. .....................         36,600            535
                                                                        --------
                                                                           3,102

Food, Beverage & Tobacco - 0.6%
   Performance Food Group Co. ....................         25,700          1,318

Health Care Products - 12.3%
   Alexion Pharmaceuticals, Inc. * ...............         24,800          1,610
   Alkermes, Inc. * ..............................         51,600          1,619
   Alpharma, Inc. - Cl. A ........................         44,800          1,966
   Aurora Biosciences Corp. * ....................         40,100          1,261
   Cell Therapeutics, Inc. * .....................         31,000          1,397
   COR Therapeutics, Inc. * ......................         47,500          1,671
   Corvas International, Inc. * ..................         89,500          1,287

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                          Market
                    Name of Issuer                         Shares         Value
                                                                         (000's)
COMMON STOCK - Continued

Health Care Products - Continued
   CV Therapeutics, Inc. * .......................         31,900       $  2,257
   Exelixis, Inc. * ..............................         67,400            986
   Inhale Therapeutic Systems, Inc. * ............         47,000          2,374
   Inspire Pharmaceuticals, Inc. .................         52,600          1,371
   Interpore International, Inc. * ...............          6,200             24
   Invitrogen Corp. * ............................         25,100          2,168
   NPS Pharmaceuticals, Inc. * ...................         57,000          2,736
   Renal Care Group, Inc. * ......................         77,500          2,125
   Techne Corp. * ................................         39,000          1,406
   Titan Pharmeceuticals, Inc. * .................         43,000          1,521
   Virologic, Inc. * .............................        131,500          1,200
                                                                        --------
                                                                          28,979

Health Care Services - 10.1%
   Accredo Health, Inc. ..........................         52,600          2,640
   AmeriSource Health Corp. - Cl. A * ............         60,200          3,040
   Arena Pharmaceuticals, Inc. ...................          3,200             50
   Bindley Western Industries, Inc. ..............         77,200          3,209
   Genome Therapeutics Corp. * ...................          5,400             38
   GENOMICA Corp. ................................         22,400            118
   IDX Systems Corp. .............................         65,500          1,638
   LifePoint Hospitals, Inc. * ...................         62,600          3,138
   Lincare Holdings, Inc. * ......................         38,400          2,191
   Physiometrix, Inc. ............................         74,800          1,192
   Province Healthcare Co. * .....................         78,100          3,075
   Transgenomic, Inc. ............................         67,650            710
   Vascular Solutions, Inc. ......................         82,500            608
   Visible Genetics, Inc. * ......................         54,600          2,061
                                                                        --------
                                                                          23,708

Insurance - 2.7%
   Fidelity National Financial, Inc. .............         77,600          2,866
   HCC Insurance Holdings, Inc. ..................         71,600          1,929
   Philadelphia Consolidated Holding Corp. * .....         15,900            491
   Renaissancere Holdings, Ltd. ..................         14,000          1,096
                                                                        --------
                                                                           6,382

Leisure & Recreation - 0.2%
   Six Flags, Inc. ...............................         20,800            358

Media - Publishing - 2.0%
   Houghton Mifflin Co. ..........................         44,200          2,050
   Radio One, Inc. - Cl. D * .....................         61,200            673
   Scholastic Corp. * ............................         22,500          1,994
                                                                        --------
                                                                           4,717

Media - TV / Radio - 3.0%
   Entercom Communications Corp. * ...............         23,200            799
   Getty Images, Inc. ............................         68,600          2,195
   Pegasus Communications Corp. * ................         17,200            443
   Radio One, Inc. * .............................         49,900            533
   Regent Communications, Inc. * .................        190,600          1,132
   Sinclair Broadcast Group, Inc. ................        113,800          1,142
   Westwood One, Inc. * ..........................         40,700            786
                                                                        --------
                                                                           7,030

Oil & Natural Gas Exploration & Production - 4.7%
   Newfield Exploration Co. * ....................         60,600          2,874
   Patterson Energy, Inc. * ......................         70,500          2,626
   Pride International, Inc. * ...................        105,700          2,603
   Spinnaker Exploration Co. * ...................          5,100            217
   Stone Energy Corp. * ..........................         41,300          2,666
                                                                        --------
                                                                          10,986

Oil - Equipment & Service - 4.6%
   Dril Quip, Inc. * .............................         31,300          1,070
   Hanover Compressor Co. * ......................         57,700          2,571
   Hydril Co. * ..................................         72,000          1,265
   Marine Drilling Companies, Inc. * .............         96,700          2,587
   Natco Group, Inc. - Cl. A .....................         74,600            615
   Universal Compression Holdings * ..............         74,200          2,796
                                                                        --------
                                                                          10,904

Personal & Commercial Lending - 0.8%
   Metris Cos., Inc. .............................         67,400          1,774

Real Estate Development - 0.5%
   Standard Pacific Corp. ........................         49,600          1,159

Retail - Department Stores - 3.2%
   99 Cents Only Stores * ........................         58,799          1,610
   Cost Plus, Inc. * .............................         69,050          2,028
   Insight Enterprises, Inc. * ...................         73,050          1,310
   The Gymboree Corporation * ....................         69,600            966
   Too, Inc. * ...................................         78,900            986
   Tweeter Home Entertainment Group, Inc. ........         57,100            696
                                                                        --------
                                                                           7,596

Retail - Drug Stores - 0.6%
   Duane Reade, Inc. * ...........................         43,400          1,326

Retail - Food - 2.9%
   Applebee's International, Inc. ................         49,300          1,550
   P.F. Chang's China Bistro, Inc. * .............         32,400          1,018
   RARE Hospitality International, Inc. * ........         82,600          1,843
   Whole Foods Market, Inc. * ....................         40,000          2,445
                                                                        --------
                                                                           6,856

Shoe & Apparel Manufacturing - 0.8%
   Columbia Sportswear Co. * .....................         40,000          1,990

Steel - 1.1%
   Lone Star Technologies, Inc. * ................         65,800          2,533

Telecommunication Equipment - 3.9%
   Brightpoint, Inc. * ...........................        210,300            736
   Novatel Wireless, Inc. ........................         96,700          1,197
   Powertel, Inc. ................................         15,700            972
   Powerwave Technologies, Inc. * ................         23,300          1,363
   Repeater Technologies, Inc. ...................        113,400            227
   SBA Communications Corp. * ....................         60,000          2,464
   Stratos Lightwave, Inc. * .....................         66,200          1,129
   WJ Communications, Inc. * .....................         75,500          1,076
                                                                        --------
                                                                           9,164

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Telecommunication Services - 1.9%
   Airgate PCS, Inc. * ...........................        55,800       $  1,981
   Intermedia Communications, Inc. * .............       101,600            730
   Jupiter Media Metrix, Inc. * ..................        34,243            319
   o2wireless Solutions, Inc. * ..................        14,200            132
   Rural Cellular Corp. - Cl. A * ................        27,800            824
   Ubiquitel, Inc. * .............................        62,500            344
   Wink Communications, Inc. * ...................        18,900            113
                                                                       --------
                                                                          4,443

   Transportation Services - 1.6%
   Expeditors International of Washington,
     Inc .........................................        33,200          1,782
   Forward Air Corp. * ...........................        50,400          1,881
                                                                       --------
                                                                          3,663
                                                                       --------
                               TOTAL COMMON STOCK-          97.5%       228,704

                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS - 2.8%

 Investment in joint repurchase agreement
   with UBS Securities dated 12/29/00,
   5.95% due 01/02/01 (Secured by various
   U.S. Treasury obligations and U.S.
   Government Agency Bonds)                             $  6,544          6,544
                                                        --------       --------
                                TOTAL INVESTMENTS-         100.3%       235,248
   Cash and Receivables, less payables-                     (0.3)%         (706)
                                                        --------       --------
                                       NET ASSETS-         100.0%       234,542
                                                        ========       ========

*    Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Australia - 1.5%
   Australia & New Zealand Banking Group, Ltd.
     (FINL) ......................................         5,000       $     40
   Broken Hill Proprietary Co., Ltd. (DIOP) ......         9,300             98
   CSL Limited (HEAL) ............................         6,900            150
   National Australia Bank, Ltd. (BANK) ..........         2,100             34
   QBE Insurance Group, Ltd. (INSU) ..............         7,100             39
   WMC, Ltd. (DIOP) ..............................        18,200             77
                                                                       --------
                                                                            438

Bermuda - 0.1%
   PartnerRe, Ltd. (INSU) ........................           700             43

Canada - 1.4%
   Alcan Aluminum, Ltd. (META) ...................         1,700             58
   Bombardier Inc. - Cl. B (DIOP) ................         4,600             71
   Investors Group, Inc. (FINL) ..................         6,400            111
   Magna International, Inc. (AUTO) ..............           900             38
   Nortel Networks Corp. (TELE) ..................         1,000             32
   The Thomson Corp. (SOFT) ......................         2,000             76
                                                                       --------
                                                                            386

Cayman Islands - 0.2%
   Transocean Sedco Forex, Inc. (OILX) ...........         1,000             46

Finland - 1.7%
   Nokia Oyj (HEAL) ..............................         9,500            424
   Nokia Oyj - ADR (TELE) ........................         1,500             65
                                                                       --------
                                                                            489

France - 1.9%
   Bouygues SA (CONT) ............................         1,800             82
   Groupe Danone (FOOD) ..........................           600             90
   Louis Vuitton Moet Hennessy (FOOD) ............         1,300             86
   Sanofi-Synthelabo SA (HEAL) ...................         2,100            140
   Societe Television Francaise 1 (MEDI) .........         1,800             97
   ST Microelectronics (ETRN) ....................         1,100             48
                                                                       --------
                                                                            543

Germany - 1.3%
   DaimlerChrysler AG (AUTO) .....................         3,400            141
   Infineon Technologies AG (ETRN) ...............         3,200            119
   Metro AG (RETS) ...............................         1,100             51
   Siemens AG (DIOP) .............................           500             65
                                                                       --------
                                                                            376

Hong Kong - 2.0%
   Cheung Kong (Holdings), Ltd. (READ) ...........         7,000             89
   China Telecom (Hong Kong), Ltd. (TELS) ........        13,500             74
   Hutchison Whampoa, Ltd. (COMM) ................         5,000             62
   Li & Fung, Ltd. (COMM) ........................        48,000             87
   Sun Hung Kai Properties, Ltd. (REIT) ..........        12,000            120
   Swire Pacific, Ltd. - Cl. A (DIOP) ............        18,500            133
                                                                       --------
                                                                            565

Italy - 0.9%
   Assicurazioni Generali (INSU) .................         1,500             59
   ENI SpA (OILS) ................................        18,600            119
   Olivetti SpA (COMM) ...........................        30,100             72
                                                                       --------
                                                                            250

Japan - 7.4%
   Advantest (ETRN) ..............................         1,100            103
   DISCO Corp. (MACH) ............................           600             33
   Enplas Corp. (ETRN) ...........................         1,800             61
   Hirose Electric Co., Ltd. (ETRN) ..............           400             39
   JUSCO Co., Ltd. (RETS) ........................         5,000            108
   Matsumotokiyoshi Co., Ltd. (RETD) .............         1,000             27
   Mitsubishi Heavy Industries, Ltd. (MACH) ......        19,000             83
   Mitsui Fudosan Co., Ltd. (REAL) ...............         4,000             40
   Mitsui Marine & Fire Insurance Co., Ltd.
     (INSU) ......................................        16,000             92
   Murata Manufacturing Co., Ltd. (ETRN) .........           900            106
   NEC Corp. (COMP) ..............................         8,000            146
   Nintendo Corp., Ltd. (LEIS) ...................           400             63
   Nippon Television Network Corp. (MEDP) ........           100             34
   Nissan Motor Acceptance Corp. (FINL) ..........        25,000            144
   NTT Mobile Communications Network, Inc.
     (TELS) ......................................            10            172
   Rohm Co., Ltd. (ETRN) .........................           600            114
   Sakura Bank, Ltd. (BANK) ......................         9,000             54
   Sanwa Bank, Ltd. (BANK) .......................        13,000             91
   Shionogi & Co., Ltd. (HEAL) ...................         5,000            102
   Sony Corp. (ETRN) .............................         2,000            138
   Suzuki Motor Corp. (AUTO) .....................         3,000             32
   Taiyo Yuden Co., Ltd. (ELEQ) ..................         2,000             67
   Tokyo Seimitsu Co., Ltd. (ETRN) ...............         2,400            136
   Toray Industries, Inc. (APPA) .................        18,000             68
   USHIO, Inc. (ELEQ) ............................         3,000             49
                                                                       --------
                                                                          2,102

Mexico - 0.6%
   Telefonos de Mexico SA - ADR (UTIT) ...........         4,100            185

Netherlands - 1.9%
   Aegon NV (INSU) ...............................         4,400            182
   ASM Lithography Holding NV (COMP) .............         4,200             95
   Heineken NV (FOOD) ............................         1,500             91
   ING Groep NV (BANK) ...........................         1,100             88
   Koninklijke (Royal) Philips Electronics NV
     (ETRN) ......................................         1,200             44
   United Pan Europe (TELS) ......................         2,900             30
                                                                       --------
                                                                            530

Norway - 0.5%
   Norsk Hydro ASA (DIOP) ........................         3,300            140

Panama - 0.6%
   Carnival Corp. (LEIS) .........................         5,400            167

Singapore - 0.6%
   DBS Group Holdings, Ltd. (BANK) ...............         7,000             79

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Singapore - Continued
   Singapore Technology Engineering, Ltd.
     (ENGI) ......................................        53,000       $     86
                                                                       --------
                                                                            165

South Korea - 0.7%
   Samsung Electronics 144A (a) (ETRN) ...........         2,800            198

Soviet Union - 0.2%
   LUKoil Holding - ADR (OILS) ...................         1,600             57

Spain - 0.6%
   Banco Bilbao Vizcaya SA (BANK) ................         6,900            103
   Telefonica SA (UTIT) ..........................         5,000             82
                                                                       --------
                                                                            185

Sweden - 0.7%
   ForeningsSparbanken AB (BANK) .................         7,200            110
   Telefonaktiebolaget LM Ericsson AB ............         7,200             82
                                                                       --------
                                                                            192

Switzerland - 2.1%
   Compagnie Financiere Richemont AG (RETS) ......            50            134
   Holderbank Financiere Glarus AG - Cl. B
     (CONS) ......................................            99            119
   Nestle SA (FOOD) ..............................            18             42
   Novartis AG - Reg. (HEAL) .....................           101            178
   Schweizerische Rueckversicherungs-
     Gesellschaft (INSU) .........................            50            120
   Syngenta AG (CHEM) ............................           383             21
                                                                       --------
                                                                            614

Taiwan - 0.4%
   Taiwan Semiconductor Manufacturing Co.,
     Ltd. - ADR (ETRN) ...........................         6,700            116

United Kingdom - 6.3%
   AstraZeneca Group plc (HEAL) ..................        12,200            616
   Corus Group (STEE) ............................        59,000             62
   Dimension Data Holdings plc (SOFT) ............         8,900             60
   Dixons Group plc (TELE) .......................        16,900             57
   Halifax Group plc (LEND) ......................         4,800             48
   Lloyds TSB Group plc (BANK) ...................        14,800            157
   Reuters Group plc (BUSI) ......................         4,600             78
   Shell Transport & Trading Co. plc (OILX) ......        24,700            203
   Unilever plc (CNSU) ...........................         9,400             80
   Vodafone AirTouch plc (TELS) ..................       122,400            449
                                                                       --------
                                                                          1,810

United States - 25.9%
   Advanced Micro Devices, Inc. (ETRN) ...........         6,700             93
   AES Corp. (UTIE) ..............................         3,000            166
   Agilent Technologies, Inc. (ETRN) .............         2,000            109
   Alcoa, Inc. (META) ............................         3,100            104
   Allstate Corp. (INSU) .........................         2,300            100
   America Online, Inc. (SOFT) ...................         1,700             59
   American Greetings Corp. - Cl. A (COMM) .......         5,200             49
   Anheuser-Busch Cos., Inc. (FOOD) ..............         1,600             73
   Applied Materials, Inc. (ETRN) ................         3,700            141
   AT&T Corp. - Liberty Media Group - Cl. A (MEDP)        12,000            163
   Baker Hughes, Inc. (OILE) .....................         2,400            100
   Bank of America Corp. (BANK) ..................         6,000            275
   Berkshire Hathaway Inc. - Cl. A (DIOP) ........             2            142
   Cablevision Systems Corp. - Cl. A (MEDI) ......         2,500            212
   Cadence Design Systems, Inc. (SOFT) ...........         2,100             58
   Campbell Soup Co. (FOOD) ......................         3,300            114
   Charter Communications, Inc. - Cl. A (MEDI) ...         3,000             68
   CheckFree Corp. (SOFT) ........................         1,900             81
   Circuit City Stores, Inc. (RETS) ..............         6,900             79
   Cisco Systems, Inc. (ETRN) ....................         2,000             77
   Compaq Computer Corp. (COMP) ..................         9,300            140
   Dell Computer Corp. (COMP) ....................         3,200             56
   Delphi Automotive Systems Corp. (AUTO) ........         6,700             75
   DoubleClick, Inc. (SOFT) ......................         3,100             34
   Ecolab, Inc. (COMM) ...........................         1,300             56
   Exxon Mobil Corp. (OILX) ......................           400             35
   FleetBoston Financial Corp. (BANK) ............         4,200            158
   Fluor Corp. (UTIE) ............................         2,700             89
   General Mills, Inc. (FOOD) ....................         2,300            102
   Genetech, Inc. (HEAL) .........................         1,200             98
   H.J. Heinz Co. (FOOD) .........................         1,300             62
   Hewlett-Packard Co. (COMP) ....................         2,500             79
   Household International, Inc. (FINL) ..........         3,800            209
   Illinois Tool Works, Inc. (DIOP) ..............         4,800            286
   IMC Global, Inc. (CHEM) .......................         7,200            112
   Intel Corp. (COMP) ............................         2,100             63
   International Business Machines Corp.
     (COMP) ......................................           900             77
   International Paper Co. (PAPR) ................         1,300             53
   Intersil Holding Corp. (ETRN) .................         1,700             39
   Kellogg Co. (FOOD) ............................         3,200             84
   Kimberly-Clark Corp. (PAPR) ...................         1,700            120
   KLA-Tencor Corp. (ETRN) .......................         2,900             98
   Limited, Inc. (RETS) ..........................         2,900             49
   Lowe's Cos., Inc. (RETS) ......................         3,300            147
   Macromedia, Inc. (SOFT) .......................         1,200             73
   Maxim Integrated Products, Inc. (ETRN) ........         1,500             72
   Medtronic, Inc. (HEAL) ........................         1,800            109
   Motorola, Inc. (ETRN) .........................         3,800             77
   Nike, Inc. - Cl. B (APPA) .....................         2,400            134
   Novellus Systems, Inc. (ETRN) .................         1,200             43
   PepsiCo, Inc. (FOOD) ..........................         2,200            109
   Pfizer, Inc. (HEAL) ...........................         5,000            230
   PMC-Sierra, Inc. (ETRN) .......................           800             63
   Raytheon Co. - Cl. A (AERO) ...................         6,500            188
   Sprint PCS (PCS Group) (TELS) .................         2,500             51
   Teradyne, Inc. (ETRN) .........................         4,300            160
   Texas Instruments, Inc. (ETRN) ................         2,700            128
   Time Warner, Inc. (MEDI) ......................         2,000            104
   TMP Worldwide, Inc. (COMM) ....................           600             33

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

United States - Continued
   TyCom, Ltd. (TELE) ............................         2,700       $     60
   UAL Corp. (TRAN) ..............................         2,700            105
   United Parcel Service, Inc. - Cl. B (BUSI) ....           700             41
   United Technologies Corp. (AERO) ..............         1,800            142
   USA Education, Inc. (LEND) ....................         2,600            177
   USA Networks, Inc. (MEDI) .....................         4,500             87
   Viacom, Inc. - Cl. B (MEDI) ...................         2,000             94
   W.W. Grainger, Inc. (DIOP) ....................         2,300             84
   Washington Mutual, Inc. (BANK) ................         4,300            228
   Weatherford International, Inc. (OILE) ........         1,200             57
   Williams Cos., Inc. (FOOD) ....................         2,700            108
   WorldCom, Inc. (TELS) .........................         2,100             30
                                                                       --------
                                                                          7,371
                                                                       --------
                               TOTAL COMMON STOCK-          59.5%        16,968

                                                           Par
                                                          Value
                                                         (000's)
PUBLICLY-TRADED BONDS

Canada - 1.0%
   Government of Canada (GOVF)
   7.25% due 06/01/07 ............................      $    405            297

Denmark - 0.6%
   Kingdom of Denmark - Bullet Bond (GOVF)
   8.0% due 03/15/06 .............................         1,100            157

Finland - 0.9%
   Republic of Finland - Bonds (GOVF)
   5.75% due 02/23/11 ............................           250            247

France - 1.1%
   Government of France - Debs. (GOVF)
   4.0% due 10/25/09 .............................           370            321

Germany - 4.7%
   Federal Republic of Germany - Bonds (GOVF)
   5.25% due 01/04/08 ............................         1,000            966
   Treuhandanstalt (FORG)
   7.375% due 12/02/02 ...........................           375            370
                                                                       --------
                                                                          1,336

Japan - 1.1%
   International Bank of
   Reconstruction &
   Development - Debs. (BANK)
   4.75% due 12/20/04 ............................        30,000            303

Netherlands - 9.5%
   Deutsche Telekom International Finance
     (TELS)
   6.625% due 07/06/10 ...........................           250            239
   Netherlands Government - Bonds Ser. 1 & 2
     (GOVF)
   6.0% due 01/15/06 .............................         2,500          2,486
                                                                       --------
                                                                          2,725

Spain - 1.7%
   Kingdom of Spain - Notes (GOVF)
   3.1% due 09/20/06 .............................        50,000            488

Supra National - 3.4%
   Asian Development Bank (BANK)
   5.625% due 02/18/02 ...........................        40,000            371
   Bank of Ireland (BANK)
   6.45% due 02/10/10 ............................           250            241
   International-American Development Bank -
     Bonds (BANK)
   1.9% due 07/08/09 .............................        40,000            364
                                                                       --------
                                                                            976

United Kingdom - 1.8%
   U.K. Treasury (GOVF)
   7.25% due 12/07/07 ............................           300            504

United States - 10.7%
   Amazon.Com, Inc. (RETS)
   4.75% due 02/01/09 ............................           127             48
   Federal National Mortgage Assoc. - Sr. Notes
     (GOVF)
   2.125% due 10/09/07 ...........................        40,000            369
   Federal National Mortgage Assoc. (GOVA)
   5.25% due 01/15/09 ............................           340            325
   KFW International Finance (BANK)
   1.0% due 12/20/04 .............................        30,000            264
   U.S. Treasury - Notes (GOVE)
   5.75% due 08/15/03 ............................           740            751
   6.625% due 05/31/02 ...........................           489            496
   U.S. Treasury - Bonds (GOVE)
   8.0% due 11/15/21 .............................           635            821
                                                                       --------
                                                                          3,074
                                                                       --------
                      TOTAL PUBLICLY-TRADED BONDS-          36.5%        10,428

SHORT-TERM INVESTMENTS - 2.8%

   Investment in joint trading account (Note B)
   6.695% due 01/02/01                                  $    800            800
                                                        --------       --------
                                TOTAL INVESTMENTS-          98.8%        28,196
              Cash and Receivables, less payables-           1.2%           331
                                                        --------       --------
                                       NET ASSETS-         100.0%        28,527
                                                        ========       ========

ADR-American Depository Receipts
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $198 or 0.7% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market      % of
                                              Industry     Value     Long-Term
              Industry                      Abbreviation   (000s)   Investments

Foreign Governmental .................          GOVF        5,835       21.3%
Bank .................................          BANK        2,920       10.7%
Electronic Products & Services .......          ETRN        2,321        8.5%
U.S. Governmental ....................          GOVE        2,069        7.6%
Health Care Products .................          HEAL        2,046        7.5%
Telecommunication Services ...........          TELS        1,127        4.1%
Diversified Operations ...............          DIOP        1,096        4.0%
Food, Beverage & Tobacco .............          FOOD          739        2.7%
Media - TV / Radio ...................          MEDI          663        2.4%
Insurance ............................          INSU          635        2.3%
Retail - Department Stores ...........          RETS          618        2.3%
Computer Equipment ...................          COMP          600        2.2%
Financial Services ...................          FINL          504        1.8%
Computer Software & Services .........          SOFT          407        1.5%
Foreign ..............................          FORG          370        1.4%
Commercial Sevices ...................          COMM          360        1.3%
Aerospace & Defense ..................          AERO          330        1.2%
U.S. Government Agencies .............          GOVA          325        1.2%
Automobile ...........................          AUTO          286        1.1%
Oil & Natural Gas Exploration &
   Production ........................          OILX          284        1.0%
Telephone ............................          UTIT          268        1.0%
Electric Power .......................          UTIE          255        0.9%
Leisure & Recreation .................          LEIS          229        0.8%
Personal & Commercial Lending ........          LEND          224        0.8%
Food, Beverage & Tobacco .............          FOOD          222        0.8%
Telecommunication Equipment ..........          TELE          214        0.8%
Shoe & Apparel Manufacturing .........          APPA          202        0.7%
Media - Publishing ...................          MEDP          197        0.7%
Oil ..................................          OILS          176        0.7%
Paper & Forest Products ..............          PAPR          173        0.6%
Metals & Mining ......................          META          162        0.6%
Oil - Equipment & Service ............          OILE          156        0.6%
Chemical .............................          CHEM          133        0.5%
Real Estate Investment Trust .........          REIT          120        0.4%
Business Services ....................          BUSI          119        0.4%
Construction .........................          CONS          119        0.4%
Electrical Equipment .................          ELEQ          116        0.4%
Machinery ............................          MACH          115        0.4%
Transportation Services ..............          TRAN          105        0.4%
Real Estate Development ..............          READ           89        0.3%
Engineering & Construction ...........          ENGI           85        0.3%
Container ............................          CONT           82        0.3%
Consumer Miscellaneous ...............          CNSU           81        0.3%
Steel ................................          STEE           62        0.2%
Computer Equipment ...................          COMP           56        0.2%
Real Estate Operations ...............          REAL           40        0.2%
Computer Software & Services .........          SOFT           34        0.1%
Retail - Drug Stores .................          RETD           27        0.1%
                                                          -------      ------
                                                          $27,396      100.0%
                                                          =======      ======

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Brokerage & Investment Management - 0.9%
   E*TRADE Group, Inc. * .........................       489,625       $  3,611

Commercial Sevices - 9.7%
   Apollo Group, Inc. - Cl. A * ..................       289,694         14,249
   Lamar Advertising Co. * .......................       280,820         10,838
   Plexus Corp. * ................................       127,490          3,875
   TMP Worldwide, Inc. * .........................       168,820          9,285
                                                                       --------
                                                                         38,247

Computer Equipment - 1.3%
   VeriSign, Inc. * ..............................        66,430          4,928

Computer Software & Services - 1.3%
   Exodus Communications, Inc. * .................       248,285          4,966

Consumer Miscellaneous - 0.8%
   University of Phoenix Online * ................       100,000          3,225

Electronic Products & Services - 15.8%
   Cree, Inc. * ..................................       500,610         17,787
   Integrated Device Technology, Inc. * ..........       386,120         12,790
   Intersil Holding Corp. * ......................       361,680          8,296
   SDL, Inc. * ...................................        22,010          3,262
   Semtech Corp. * ...............................       271,890          5,998
   Viasytsems Group, Inc. * ......................       366,505          3,047
   Vitesse Semiconductor Corp. * .................       200,855         11,110
                                                                       --------
                                                                         62,290

Financial Services - 4.1%
   Paychex, Inc. .................................       336,013         16,339

Health Care Products - 19.3%
   Abgenix, Inc. * ...............................       162,380          9,591
   Alexion Pharmaceuticals, Inc. * ...............        79,925          5,190
   Andrx Corp - Andrx Group * ....................        65,200          3,774
   Biovail Corp. * ...............................        32,040          1,244
   CuraGen Corp. * ...............................       112,785          3,080
   Human Genome Sciences, Inc. * .................       199,130         13,802
   Maxygen, Inc. * ...............................       100,930          2,473
   Medarex, Inc. * ...............................       267,655         10,907
   Millennium Pharmaceuticals, Inc. * ............       188,905         11,689
   MiniMed, Inc. * ...............................        85,705          3,602
   Sepracor, Inc. * ..............................       134,465         10,774
                                                                       --------
                                                                         76,126

Media - TV / Radio - 4.0%
   Cox Radio, Inc. - Cl. A * .....................       211,295          4,767
   Entercom Communications Corp. * ...............       108,070          3,722
   Hispanic Broadcasting Corp. * .................       291,030          7,421
                                                                       --------
                                                                         15,910

Oil & Natural Gas Exploration & Production - 8.1%
   Apache Corp. ..................................        58,810          4,121
   Devon Energy Corp. * ..........................        66,430          4,050
   EOG Resources, Inc. ...........................       432,825         23,670
                                                                       --------
                                                                         31,841

Oil - Equipment & Service - 4.0%
   Barrett Resources Corp. * .....................        18,020          1,024
   Hanover Compressor Co. * ......................       243,065         10,831
   Universal Compression Holdings * ..............       108,420          4,086
                                                                       --------
                                                                         15,941

Telecommunication Equipment - 17.8%
   ADC Telecommunications, Inc. * ................       392,010          7,105
   American Tower Corp. - Cl. A ..................       507,070         19,205
   Avanex Corp. * ................................       252,500         15,040
   Crown Castle International Corp. * ............       564,155         15,268
   ONI Systems Corp. * ...........................         8,115            321
   Powertel, Inc. ................................        88,000          5,451
   SBA Communications Corp. * ....................        79,520          3,265
   TriQuint Semiconductor, Inc. * ................       101,750          4,445
                                                                       --------
                                                                         70,100

Telecommunication Services - 5.4%
   AT&T Canada, Inc. * ...........................        65,930          1,924
   McLeodUSA, Inc. - Cl. A * .....................       680,035          9,605
   Microcell Telecommunications, Inc. * ..........        99,846          1,897
   Western Wireless Corp. - Cl. A * ..............       196,045          7,683
                                                                       --------
                                                                         21,109

Telephone - 0.6%
   Metromedia Fiber Network, Inc. - Cl. A * ......       229,045          2,319
                                                                       --------
                               TOTAL COMMON STOCK-          93.1%       366,952

                                                           Par
                                                          Value
                                                         (000's)
COMMERCIAL PAPER - 6.9%

Financial Services - 4.4%
   CIT Group Holdings, Inc.
   6.5% due 01/02/01 .............................      $ 17,000         16,997

U.S. Government Agencies - 2.5%
   Federal Home Loan Bank Discount Note
   6.38% due 02/02/01 ............................        10,000          9,945
                                                        --------       --------
                                                          27,000         26,942
                                                        --------       --------
                                TOTAL INVESTMENTS-         100.0%       393,894
              Cash and Receivables, less payables-           0.0%            94
                                                        --------       --------
                                       NET ASSETS-         100.0%       393,988
                                                        ========       ========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 0.6%
   General Dynamics Corp. ........................         1,500       $    117

Auto & Truck Parts - 1.8%
   B.F. Goodrich Co. .............................         2,700             98
   Dana Corp. ....................................         4,400             67
   Johnson Controls, Inc. ........................           900             47
   Lear Corp. ....................................         2,600             65
   Visteon Corp. .................................         9,500            109
                                                                       --------
                                                                            386

Bank - 4.6%
   Comerica, Inc. ................................         8,100            481
   Golden West Financial Corp. ...................         5,100            344
   SouthTrust Corp. ..............................         3,700            151
                                                                       --------
                                                                            976

Chemical - 2.6%
   Air Products & Chemicals, Inc. ................         4,700            193
   Ashland, Inc. .................................         1,400             50
   Eastman Chemical Co. ..........................         2,100            102
   Praxair, Inc. .................................         3,500            155
   Rohm & Haas Co. ...............................         1,500             55
                                                                       --------
                                                                            555

Commercial Sevices - 3.1%
   Convergys Corp. ...............................         6,100            276
   Lamar Advertising Co. .........................         5,400            208
   R.R. Donnelley & Sons Co. .....................         1,800             49
   Sybase, Inc. ..................................         4,100             81
   WPP Group plc - ADR ...........................           900             57
                                                                       --------
                                                                            671

Computer Software & Services - 6.1%
   Cadence Design Systems, Inc. ..................         7,800            215
   DST Systems, Inc. .............................         3,900            261
   Fiserv, Inc. ..................................         3,600            171
   Intuit, Inc. ..................................         4,900            193
   NCR Corp. .....................................         4,400            216
   Network Associates, Inc. ......................         8,100             34
   SunGard Data Systems, Inc. ....................         4,400            207
                                                                       --------
                                                                          1,297

Consumer Miscellaneous - 3.2%
   Avery Dennison Corp. ..........................         3,400            187
   Black & Decker Corp. ..........................         6,300            247
   Clorox Co. ....................................         2,700             96
   Parker-Hannifin Corp. .........................         2,700            119
   Sherwin-Williams Co. ..........................         1,600             42
                                                                       --------
                                                                            691

Container - 0.1%
   Sealed Air Corp. ..............................           900             27

Cosmetic & Personal Care - 0.8%
   Avon Products, Inc. ...........................         3,400            163

Diversified Operations - 2.5%
   Danaher Corp. .................................         1,300             89
   El Paso Energy Corp. ..........................         4,200            301
   ITT Industries, Inc. ..........................         2,500             97
   Reynolds & Reynolds Co. - Cl. A ...............         2,300             46
                                                                       --------
                                                                            533

Electric Power - 11.1%
   Allegheny Energy, Inc. ........................         4,500            217
   Calpine Corp. .................................         3,900            176
   Constellation Energy Group ....................         4,300            194
   DPL, Inc. .....................................         5,200            173
   DQE, Inc. .....................................         6,300            206
   Energy East Corp. .............................         2,900             57
   Exelon Corp. ..................................         4,600            323
   Pinnacle West Capital Corp. ...................         3,700            176
   Reliant Energy, Inc. ..........................         4,400            191
   Southern Energy, Inc. .........................        14,200            402
   Teco Energy, Inc. .............................         2,300             74
   UtiliCorp United, Inc. ........................         5,000            155
                                                                       --------
                                                                          2,344

Electrical Equipment - 0.3%
   American Power Conversion .....................         4,900             61

Electronic Products & Services - 10.2%
   Atmel Corp. ...................................        25,700            299
   Jabil Circuit, Inc. ...........................         6,700            170
   Lam Research Corp. ............................         9,500            138
   Linear Technology Corp. .......................         1,700             79
   Maxim Integrated Products, Inc. ...............         1,100             52
   Millipore Corp. ...............................         2,700            170
   Novellus Systems, Inc. ........................         7,500            269
   Pitney Bowes, Inc. ............................         4,500            149
   Rockwell International Corp. ..................         1,800             86
   Sanmina Corp. .................................         2,000            153
   Sawtek, Inc. ..................................         2,200            102
   SCI Systems, Inc. .............................         6,600            174
   Tektronix, Inc. ...............................         4,600            155
   Teradyne, Inc. ................................         1,600             60
   Vishay Intertechnology, Inc. ..................         7,700            116
                                                                       --------
                                                                          2,172

Financial Services - 2.1%
   Stillwell Financial, Inc. .....................        11,500            454

Food, Beverage & Tobacco - 2.5%
   Archer-Daniels-Midland Co. ....................        11,600            174
   Coca-Cola Enterprises, Inc. ...................         2,200             42
   ConAgra, Inc. .................................         6,700            174
   Kellogg Co. ...................................         1,600             42
   Ralston Purina Group ..........................         4,200            110
                                                                       --------
                                                                            542

Health Care Products - 9.2%
   Allergan, Inc. ................................         2,800            271

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Health Care Products - Continued
   Boston Scientific Corp. .......................         5,500       $     75
   Cephalon, Inc. ................................         2,400            152
   CV Therapeutics, Inc. .........................           900             64
   ENZON , Inc. ..................................         2,900            180
   Forest Laboratories, Inc. .....................         1,300            173
   Genzyme Corp. (General Division) ..............         1,000             90
   Invitrogen Corp. ..............................         1,600            138
   King Pharmaceuticals, Inc. ....................         4,500            232
   Laboratory Corporation of America Holdings ....         1,000            176
   Waters Corp. ..................................         4,800            401
                                                                       --------
                                                                          1,952

Health Care Services - 4.1%
   Biogen, Inc. ..................................         2,700            162
   Idec Pharmaceuticals Corp. ....................           500             95
   Lincare Holdings, Inc. ........................         2,400            137
   St. Jude Medical, Inc. ........................         3,000            184
   Universal Health Services, Inc. - Cl. B .......         2,200            246
   Wellpoint Health Networks, Inc. ...............           500             58
                                                                       --------
                                                                            882

Housing - 1.5%
   Centex Corp. ..................................         2,900            109
   Masco Corp. ...................................         7,800            200
                                                                       --------
                                                                            309

Insurance - 6.2%
   Lincoln National Corp. ........................         7,600            360
   PartnerRe, Ltd. ...............................         2,200            134
   St. Paul Cos., Inc. ...........................         7,700            418
   Torchmark, Inc. ...............................         5,100            196
   XL Capital, Ltd. - Cl. A ......................         2,200            192
                                                                       --------
                                                                          1,300

Leisure & Recreation - 1.7%
   Marriott International, Inc. - Cl. A ..........         3,300            140
   SABRE Group Holdings, Inc. ....................         5,200            224
                                                                       --------
                                                                            364

Machinery - 1.3%
   Deere & Co. ...................................         2,300            105
   Ingersoll-Rand Co. ............................         4,200            176
                                                                       --------
                                                                            281

Media - Publishing - 0.9%
   Knight-Ridder, Inc. ...........................         2,100            120
   New York Times Co. - Cl. A ....................         1,700             68
                                                                       --------
                                                                            188

Media - TV / Radio - 2.1%
   Clear Channel Communications, Inc. ............         1,700             82
   Univision Communications, Inc. - Cl. A ........         6,100            250
   Westwood One, Inc. ............................         6,200            120
                                                                       --------
                                                                            452

Metals & Mining - 0.4%
   Alcan Aluminum, Ltd. ..........................         2,600             89

Oil - 0.5%
   Conoco, Inc. - Cl. A ..........................         3,600            103

Oil & Natural Gas Exploration & Production - 7.3%
   Amerada Hess Corp. ............................         1,900            139
   Anadarko Petroleum Corp. ......................         2,500            178
   Apache Corp. ..................................         3,100            217
   Devon Energy Corp. ............................         1,800            110
   Kerr-McGee Corp. ..............................         1,100             74
   Noble Drilling Corp. ..........................         8,100            352
   Sunoco, Inc. ..................................         2,600             87
   Transocean Sedco Forex, Inc. ..................         5,600            258
   USX-Marathon Group ............................         4,700            130
                                                                       --------
                                                                          1,545

Paper & Forest Products - 0.5%
   Abitibi-Consolidated, Inc. ....................         5,100             47
   Westvaco Corp. ................................         2,100             61
                                                                       --------
                                                                            108

Retail - Department Stores - 2.8%
   Family Dollar Stores, Inc. ....................         4,700            101
   Limited, Inc. .................................         5,000             85
   RadioShack Corp. ..............................         5,300            227
   Tiffany & Co. .................................         5,500            174
                                                                       --------
                                                                            587

Retail - Drug Stores - 0.7%
   TJX Cos., Inc. ................................         5,300            147

Retail - Food - 0.4%
   Brinker International, Inc. ...................         2,100             89

Shoe & Apparel Manufacturing - 0.2%
   Intimate Brands, Inc. .........................         3,300             49

Steel - 0.3%
   Nucor Corp. ...................................         1,600             63

Telecommunication Equipment - 0.6%
   Scientific-Atlanta, Inc. ......................         4,000            130

Telecommunication Services - 1.4%
   Broadwing, Inc. ...............................         6,800            155
   EchoStar Communications Corp. - Cl. A .........         6,600            150
                                                                       --------
                                                                            305

Telephone - 0.9%
   CenturyTel, Inc. ..............................         2,100             75
   Telephone and Data Systems, Inc. ..............         1,200            108
                                                                       --------
                                                                            183

Transportation Services - 2.9%
   AMR Corp. .....................................         2,400             94
   Burlington Northern Santa Fe ..................         4,800            136
   Canadian Pacific, Ltd. ........................         3,100             89

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Transportation Services - Continued
   Continental Airlines, Inc. - Cl. B ............           800       $     41
   Northwest Airlines Corp. ......................         2,700             81
   Southwest Airlines Co. ........................         5,100            171
                                                                       --------
                                                                            612
                                                                       --------
                               TOTAL COMMON STOCK-          97.5%        20,727

                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS - 1.9%
   Investment in joint trading
   account (Note B)
   6.695% due 01/02/01 ...........................       $   409            409
                                                         --------      --------
                                TOTAL INVESTMENTS-          99.4%        21,136
              Cash and Receivables, less payables-           0.6%           123
                                                         --------      --------
                                       NET ASSETS-         100.0%        21,259

ADR-American Depository Receipts
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 2.5%
   Honeywell International, Inc. .................        28,400       $  1,344
   Lockheed Martin Corp. .........................       111,000          3,768
                                                                       --------
                                                                          5,112

Auto & Truck Parts - 0.6%
   Dana Corp. ....................................         7,400            113
   Genuine Parts Co. .............................        45,400          1,189
                                                                       --------
                                                                          1,302

Automobile - 0.5%
   Ford Motor Co. ................................        43,500          1,020

Bank - 7.8%
   Bank of America Corp. .........................        37,200          1,706
   Bank One Corp. ................................        69,700          2,553
   Firstar Corp. .................................        43,700          1,016
   FleetBoston Financial Corp. ...................        82,972          3,117
   J.P. Morgan & Co., Inc. .......................        17,900          2,962
   Mercantile Bankshares Corp. ...................        20,900            903
   National City Corp. ...........................        44,100          1,268
   Wells Fargo & Co. .............................        43,900          2,445
                                                                       --------
                                                                         15,970

Business Services - 0.8%
   Dun & Bradstreet Corp. ........................        15,700            406
   H & R Block, Inc. .............................        28,000          1,159
                                                                       --------
                                                                          1,565

Chemical - 3.3%
   Dow Chemical Co. ..............................        40,800          1,494
   E.I. du Pont de Nemours & Co. .................        59,500          2,874
   Great Lakes Chemical Corp. ....................        29,600          1,101
   Hercules, Inc. ................................        71,700          1,367
                                                                       --------
                                                                          6,836

Commercial Sevices - 0.9%
   R.R. Donnelley & Sons Co. .....................        41,700          1,126
   The Dun & Bradstreet Corp. * ..................        31,400            807
                                                                       --------
                                                                          1,933

Computer Equipment - 1.7%
   Compaq Computer Corp. .........................        43,400            653
   Hewlett-Packard Co. ...........................        58,000          1,831
   Intel Corp. ...................................        28,400            854
   Xerox Corp. ...................................        33,800            156
                                                                       --------
                                                                          3,494

Computer Software & Services - 1.1%
   BMC Software, Inc. * ..........................        17,700            248
   Microsoft Corp. ...............................        39,400          1,709
   Unisys Corp. * ................................        15,200            222
                                                                       --------
                                                                          2,179

Construction - 0.0%
   Armstrong Holdings, Inc. ......................        18,400             38

Consumer Miscellaneous - 1.7%
   Black & Decker Corp. ..........................        17,700            695
   Clorox Co. ....................................         5,000            177
   Fortune Brands, Inc. ..........................        39,300          1,179
   Stanley Works .................................        47,300          1,475
                                                                       --------
                                                                          3,526

Cosmetic & Personal Care - 3.0%
   Gillette Co. ..................................        76,800          2,774
   International Flavors & Fragrances, Inc. ......        46,200            939
   Procter & Gamble Co. ..........................        30,100          2,361
                                                                       --------
                                                                          6,074

Diversified Operations - 3.6%
   Cooper Industries, Inc. .......................        13,000            597
   Eaton Corp. ...................................         9,500            714
   Illinois Tool Works, Inc. .....................        19,400          1,156
   Minnesota Mining & Manufacturing Co. ..........        29,400          3,543
   Pall Corp. ....................................        62,500          1,332
                                                                       --------
                                                                          7,342

Electric Power - 4.6%
   Duke Energy Co. ...............................        20,400          1,739
   Exelon Corp. ..................................        36,375          2,554
   Firstenergy Corp. .............................        38,800          1,224
   Niagara Mohawk Holdings, Inc. .................        30,900            516
   Reliant Energy, Inc. ..........................        27,100          1,174
   Southern Co. ..................................        65,900          2,191
                                                                       --------
                                                                          9,398

Electronic Products & Services - 3.2%
   Hubbell, Inc. - Cl. B .........................        35,600            943
   Motorola, Inc. ................................        94,400          1,912
   Rockwell International Corp. ..................        59,000          2,810
   Texas Instruments, Inc. .......................        18,400            872
                                                                       --------
                                                                          6,537

Financial Services - 3.9%
   Citigroup, Inc. ...............................        51,566          2,633
   Mellon Financial Corp. ........................       108,400          5,332
                                                                       --------
                                                                          7,965

Food, Beverage & Tobacco - 8.7%
   Brown-Forman Corp. - Cl. B ....................        20,000          1,330
   Campbell Soup Co. .............................        61,300          2,123
   General Mills, Inc. ...........................        51,200          2,282
   H.J. Heinz Co. ................................        49,800          2,362
   Hershey Foods Corp. ...........................        46,000          2,961
   Kellogg Co. ...................................        33,900            890
   McCormick & Co., Inc. .........................        40,100          1,446
   Philip Morris Cos., Inc. ......................        66,200          2,913
   UST, Inc. .....................................        55,600          1,560
                                                                       --------
                                                                         17,867

Health Care Products - 4.6%
   Abbott Laboratories ...........................        44,500          2,156

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Health Care Products - Continued
   American Home Products Corp. ..................        63,500       $  4,035
   Becton, Dickinson & Co. .......................        23,600            817
   Bristol-Myers Squibb Co. ......................        15,900          1,176
   Pharmacia Corp. ...............................        20,875          1,273
                                                                       --------
                                                                          9,457

Insurance - 5.9%
   American General Corp. ........................        36,400          2,967
   Aon Corp. .....................................        32,600          1,116
   Chubb Corp. ...................................        29,500          2,552
   Lincoln National Corp. ........................        31,800          1,504
   Safeco Corp. ..................................        25,700            845
   St. Paul Cos., Inc. ...........................        28,652          1,556
   UnumProvident Corp. ...........................        60,200          1,618
                                                                       --------
                                                                         12,158

Leisure & Recreation - 2.9%
   Eastman Kodak Co. .............................        47,400          1,866
   Hasbro, Inc. ..................................        88,400            939
   Hilton Hotels Corp. ...........................        96,800          1,017
   Starwood Hotels & Resorts Worldwide, Inc. .....        61,900          2,182
                                                                       --------
                                                                          6,004

Media - Publishing - 1.8%
   Dow Jones & Co., Inc. .........................        18,200          1,031
   Knight-Ridder, Inc. ...........................        35,700          2,030
   Readers Digest Association, Inc. - Cl. A ......        15,900            622
                                                                       --------
                                                                          3,683

Media - TV / Radio - 1.0%
   The Walt Disney Co. ...........................        71,900          2,081

Metals & Mining - 0.5%
   Phelps Dodge Corp. ............................        17,100            954

Oil - 1.4%
   Royal Dutch Petroleum Co. - NY Shares .........        46,900          2,840

Oil & Natural Gas Exploration & Production - 9.4%
   Amerada Hess Corp. ............................        20,200          1,476
   BP Amoco plc - ADR ............................        77,232          3,697
   Chevron Corp. .................................        32,100          2,710
   Exxon Mobil Corp. .............................        51,067          4,440
   Texaco, Inc. ..................................        49,200          3,057
   Unocal Corp. ..................................        66,400          2,569
   USX-Marathon Group ............................        42,500          1,179
                                                                       --------
                                                                         19,128

Oil - Equipment & Service - 0.8%
   Baker Hughes, Inc. ............................        37,100          1,542

Paper & Forest Products - 3.1%
   Georgia-Pacific Corp. .........................        11,426            356
   International Paper Co. .......................        87,170          3,557
   Kimberly-Clark Corp. ..........................        28,800          2,036
   Mead Corp. ....................................        10,000            314
                                                                       --------
                                                                          6,263

Pollution Control - 1.4%
   Waste Management, Inc. ........................       101,290          2,811

Precious Metals/Gems/Stones - 0.2%
   Newmont Mining Corp. ..........................        18,500            316

Real Estate Investment Trust - 0.6%
   Simon Property Group, Inc. ....................        50,700          1,217

Real Estate Operations - 0.4%
   Rouse Co. .....................................        32,800            836

Retail - Department Stores - 1.8%
   J.C. Penney Co., Inc. .........................        12,800            139
   May Department Stores Co. .....................        57,650          1,888
   Toys "R" Us, Inc. * ...........................       101,400          1,692
                                                                       --------
                                                                          3,719

Retail - Food - 0.8%
   Albertson's, Inc. .............................        33,900            898
   McDonald's Corp. ..............................        22,900            779
                                                                       --------
                                                                          1,677

Telecommunication Equipment - 0.3%
   Lucent Technologies, Inc. .....................        46,900            633

Telecommunication Services - 1.7%
   Verizon Communications ........................        68,716          3,444

Telephone - 5.2%
   Alltel Corp. ..................................        42,400          2,647
   AT&T Corp. ....................................        70,700          1,224
   BellSouth Corp. ...............................        40,300          1,650
   SBC Communications, Inc. ......................        73,355          3,503
   Sprint Corp. ..................................        81,400          1,653
                                                                       --------
                                                                         10,677

Transportation Services - 2.0%
   Norfolk Southern Corp. ........................        72,800            969
   Union Pacific Corp. ...........................        63,900          3,243
                                                                       --------
                                                                          4,212

U.S. Government Agencies - 1.8%
   Federal National Mortgage Assoc ...............        41,400          3,592
                                                                       --------
                               TOTAL COMMON STOCK-          95.5%       195,402

                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS

Automobile - 0.6%
   BMW US Capital Corp.
   6.45% due 01/02/01 ............................      $  1,202          1,202

Commercial Sevices - 1.5%
   Yale University

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                           Par           Market
                    Name of Issuer                        Value          Value
                                                         (000's)        (000's)
SHORT-TERM INVESTMENTS - Continued

Commercial Sevices - Continued
   6.52% due 02/21/01 ............................      $  3,000       $  2,972

Electric Power - 1.5%
   Wisconsin Energy Corp.
   6.52% due 02/08/01 ............................         3,000          2,979

Financial Services - 0.6%
   KFW International Finance
   6.5% due 02/08/01 .............................         1,275          1,266

Telecommunication Services - 0.9%
   Verizon Global Funding Corp.
   6.5% due 02/23/01 .............................         2,000          1,982
                                                                       --------
                     TOTAL SHORT-TERM INVESTMENTS-           5.1%        10,401
                                                         -------       --------
                                TOTAL INVESTMENTS-         100.6%       205,803
              Cash and Receivables, less payables-          (0.6)%       (1,268)
                                                         -------       --------
                                       NET ASSETS-         100.0%       204,535
                                                         =======       ========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 3.1%
   Boeing Co. ....................................         2,100       $    139
   Honeywell International, Inc. .................         1,700             80
   Northrop Grumman Corp. ........................         1,300            108
   Raytheon Co. - Cl. B ..........................           700             22
   United Technologies Corp. .....................         2,700            212
                                                                       --------
                                                                            561

Auto & Truck Parts - 1.3%
   B.F. Goodrich Co. .............................           400             14
   General Motors Corp. ..........................         3,000            153
   General Motors Corp. - Cl. H ..................         1,200             28
   Johnson Controls, Inc. ........................           700             36
                                                                       --------
                                                                            231

Automobile - 0.5%
   Delphi Automotive Systems Corp. ...............         2,100             23
   Ford Motor Co. ................................         2,971             70
                                                                       --------
                                                                             93

Bank - 7.7%
   Bank of America Corp. .........................         4,300            197
   Bank of New York Co., Inc. ....................         1,300             72
   Bank One Corp. ................................         2,400             88
   BB&T Corporation ..............................           300             11
   City National Corp. ...........................           300             12
   Comerica, Inc. ................................         1,800            107
   Fifth Third Bancorp ...........................           150              9
   First Union Corp. .............................           300              8
   Firstar Corp. .................................           900             21
   FleetBoston Financial Corp. ...................         4,176            157
   Golden West Financial Corp. ...................         1,600            108
   J.P. Morgan & Co., Inc. .......................           400             66
   PNC Bank Corp. ................................         1,300             95
   Popular, Inc. .................................           500             13
   Silicon Valley Bancshares * ...................           700             24
   SouthTrust Corp. ..............................           200              8
   Suntrust Banks, Inc. ..........................           800             50
   UnionBanCal Corp. .............................         1,200             29
   Washington Mutual, Inc. .......................           500             27
   Wells Fargo & Co. .............................         5,300            295
                                                                       --------
                                                                          1,397

Brokerage & Investment Management - 2.5%
   A.G. Edwards, Inc. ............................         1,400             66
   Merrill Lynch & Co., Inc. .....................         2,400            164
   Morgan Stanley, Dean Witter, Discover & Co. ...         2,900            230
                                                                       --------
                                                                            460

Business Services - 0.6%
   Comdisco, Inc. ................................         1,100             13
   Internet Capital Group, Inc. * ................           300              1
   Manpower, Inc. ................................           400             15
   Robert Half International, Inc. ...............         1,400             37
   United Parcel Service, Inc. - Cl. B * .........           700             41
                                                                       --------
                                                                            107

Chemical - 2.0%
   Air Products & Chemicals, Inc. ................         1,700             70
   Cabot Corp. ...................................           300              8
   Cytec Industries, Inc. * ......................           900             36
   Dow Chemical Co. ..............................         3,600            132
   E.I. du Pont de Nemours & Co. .................           700             34
   Praxair, Inc. .................................         1,700             75
                                                                       --------
                                                                            355

Commercial Sevices - 0.2%
   Quanta Services, Inc. * .......................           500             16
   TeleTech Holdings, Inc. * .....................           700             13
                                                                       --------
                                                                             29

Computer Equipment - 0.9%
   3Com Corp. * ..................................           700              6
   Apple Computer, Inc. * ........................           800             12
   Compaq Computer Corp. .........................           800             12
   Hewlett-Packard Co. ...........................         2,400             76
   International Business Machines Corp. .........           400             34
   Network Appliance, Inc. * .....................           100              6
   Tech Data Corp. * .............................           400             11
   VERITAS Software Corp. * ......................           150             13
                                                                       --------
                                                                            170

Computer Software & Services - 1.4%
   At Home Corp. - Ser. A ........................           100              1
   Computer Sciences Corp. * .....................           300             18
   Critical Path, Inc. * .........................           100              3
   DST Systems, Inc. * ...........................           700             47
   Electronic Data Systems Corp. .................           800             46
   First Data Corp. ..............................         2,300            121
   Intuit, Inc. * ................................           100              4
   SunGard Data Systems, Inc. ....................           400             19
                                                                       --------
                                                                            259

Construction - 0.1%
   Dycom Industries, Inc. * ......................           300             11
   Lafarge Corp. .................................           400              9
                                                                       --------
                                                                             20

Consumer Miscellaneous - 0.6%
   Clorox Co. ....................................           400             14
   Sherwin-Williams Co. ..........................           400             11
   Unilever NV - NY Shares .......................         1,200             75
                                                                       --------
                                                                            100

Container - 0.1%
   Bemis Co., Inc. ...............................           300             10

Cosmetic & Personal Care - 1.8%
   Alberto-Culver Co. - Cl. B ....................           300             13
   Avon Products, Inc. ...........................         2,000             96

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Cosmetic & Personal Care - Continued
   Colgate-Palmolive Co. .........................           500       $     32
   Estee Lauder Cos., Inc. - Cl. A ...............           600             26
   Procter & Gamble Co. ..........................         2,100            165
                                                                       --------
                                                                            332

Diversified Operations - 1.8%
   Cendant Corp. * ...............................           400              4
   Corning, Inc. .................................           500             26
   General Electric Co. ..........................         2,000             96
   ITT Industries, Inc. ..........................           400             16
   Minnesota Mining & Manufacturing Co. ..........         1,200            145
   Textron, Inc. .................................           500             23
   Tyco International, Ltd. ......................           350             19
                                                                       --------
                                                                            329

Electric Power - 3.6%
   Calpine Corp. * ...............................           600             27
   Consolidated Edison, Inc. .....................           200              8
   Constellation Energy Group ....................         1,600             72
   Dominion Resources, Inc. ......................           221             15
   Energy East Corp. .............................         1,200             23
   Entergy Corp. .................................         3,400            144
   Exelon Corp. ..................................           750             53
   Firstenergy Corp. .............................           400             13
   FPL Group, Inc. ...............................           900             64
   PG & E Corp. ..................................         2,500             50
   PPL Corp. .....................................         1,300             59
   Public Services Enterprise Group, Inc. ........         1,600             78
   Reliant Energy, Inc. ..........................           300             13
   Southern Co. ..................................         1,100             36
                                                                       --------
                                                                            655

Electrical Equipment - 1.2%
   Emerson Electric Co. ..........................           800             63
   Molex, Inc. ...................................         2,900            103
   TXU Corp. .....................................         1,100             49
                                                                       --------
                                                                            215

Electronic Products & Services - 0.7%
   Advanced Micro Devices, Inc. * ................           800             11
   Arrow Electronics, Inc. * .....................           700             20
   Avnet, Inc. ...................................           600             13
   AVX Corp. .....................................           900             15
   Integrated Device Technology, Inc. * ..........           200              7
   Kemet Corp. * .................................           700             10
   Motorola, Inc. ................................           600             12
   National Semiconductor Corp. * ................           600             12
   Vishay Intertechnology, Inc. * ................         2,100             32
                                                                       --------
                                                                            132

Energy - Alternative Source - 0.3%
   Dynegy, Inc. - Cl.A ...........................         1,100             62

Financial Services - 6.0%
   American Express Co. ..........................         1,100             60
   Citigroup, Inc. ...............................        13,600            695
   Household International, Inc. .................           200             11
   Jersey Puerto MORGAN CHASE + Co. ..............         2,600            118
   Lehman Brothers Holdings, Inc. ................         2,000            135
   Mellon Financial Corp. ........................           200             10
   Providian Financial Corp. * ...................         1,200             69
                                                                       --------
                                                                          1,098

Food, Beverage & Tobacco - 5.4%
   Adolph Coors Co. - Cl. B ......................           300             24
   Brown-Forman Corp. - Cl. B ....................         1,200             80
   ConAgra, Inc. .................................         2,000             52
   IBP, Inc. .....................................         1,600             43
   Pepsi Bottling Group, Inc. ....................         2,900            116
   PepsiCo, Inc. .................................         3,200            158
   Philip Morris Cos., Inc. ......................         3,000            132
   R.J. Reynolds Tobacco Holdings, Inc. * ........         2,000             97
   Ralston-Ralston Purina Group ..................         2,500             65
   Starbucks Corp. * .............................           400             18
   Suiza Foods Corp. * ...........................           200             10
   Sysco Corp. ...................................         3,400            102
   Tricon Global Restaurants, Inc. * .............         2,200             73
   Tyson Foods, Inc. - Cl. A .....................           800             10
                                                                       --------
                                                                            980

Health Care Products - 7.8%
   Abbott Laboratories ...........................         3,800            184
   Allergan, Inc. ................................           600             58
   Alpharma, Inc. - Cl. A ........................           700             31
   Baxter International, Inc. ....................           200             17
   Bristol-Myers Squibb Co. ......................         1,100             81
   Cardinal Health, Inc. .........................           800             80
   Celgene Corp. * ...............................           200              6
   Chiron Corp. * ................................           200              9
   Forest Laboratories, Inc. * ...................           300             40
   Genetech, Inc. * ..............................           400             32
   IVAX Corp. ....................................           700             27
   Johnson & Johnson .............................         3,500            368
   Merck & Co., Inc. .............................         3,600            337
   Sepracor, Inc. * ..............................           200             16
   UnitedHealth Group, Inc. ......................         2,000            123
   Waters Corp. * ................................           200             17
                                                                       --------
                                                                          1,426

Health Care Services - 0.5%
   AmeriSource Health Corp. - Cl. A * ............           300             15
   HCA-The Healthcare Corporation ................           600             26
   PacifiCare Health Systems, Inc. * .............           300              5
   Quest Diagnostics, Inc. * .....................           200             28
   Trigon Healthcare, Inc. * .....................           200             16
   WebMD Corp. * .................................           200              2
                                                                       --------
                                                                             92

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Housing - 0.6%
   Centex Corp. ..................................         2,000       $     75
   Pulte Corp. ...................................           600             25
                                                                       --------
                                                                            100

Insurance - 8.5%
   AFLAC, Inc. ...................................           400             29
   Allstate Corp. ................................         4,800            209
   American General Corp. ........................         1,000             82
   American International Group, Inc. ............         3,700            365
   Cigna Corp. ...................................         1,300            172
   Cincinnati Financial Corp. ....................           500             20
   Everest Re Group, Ltd. ........................           300             21
   Hartford Financial Services Group, Inc. .......         1,200             85
   Jefferson-Pilot Corp. .........................           100              7
   Lincoln National Corp. ........................           300             14
   Loews Corp. ...................................         1,400            145
   Marsh & McLennan Cos., Inc. ...................           600             70
   MGIC Investment Corp. .........................           900             61
   Nationwide Financial Services - Cl. A .........           300             14
   Old Republic International Corp. ..............         1,300             42
   Radian Group, Inc. ............................           200             15
   St. Paul Cos., Inc. ...........................           500             27
   The MONY Group, Inc. ..........................         1,600             79
   The PMI Group, Inc. ...........................         1,200             81
                                                                       --------
                                                                          1,538

Leisure & Recreation - 0.8%
   Brunswick Corp. ...............................         3,700             61
   Eastman Kodak Co. .............................         1,300             51
   SABRE Group Holdings, Inc. * ..................           300             13
   Starwood Hotels & Resorts Worldwide, Inc. .....           600             21
                                                                       --------
                                                                            146

Machinery - 0.4%
   FMC Corp. * ...................................           500             36
   Ingersoll-Rand Co. ............................           700             29
                                                                       --------
                                                                             65

Media - Publishing - 0.7%
   AT&T Corp. - Liberty Media Group - Cl. A * ....         1,800             25
   Dow Jones & Co., Inc. .........................           500             28
   Gannett Co., Inc. .............................           100              6
   Knight-Ridder, Inc. ...........................           600             34
   New York Times Co. - Cl. A ....................         1,000             40
                                                                       --------
                                                                            133

Media - TV / Radio - 2.4%
   Clear Channel Communications, Inc. * ..........           300             15
   Comcast Corp. - Cl. A .........................           600             25
   Fox Entertainment Group, Inc. - Cl. A * .......         1,200             21
   Infinity Broadcasting Corp. - Cl. A * .........         2,800             78
   McGraw-Hill Cos., Inc. ........................           200             12
   The Walt Disney Co. ...........................         7,600            220
   Time Warner, Inc. .............................           500             26
   USA Networks, Inc. * ..........................           200              4
   Viacom, Inc. - Cl. B * ........................           917             43
                                                                       --------
                                                                            444

Metals & Mining - 0.7%
   Alcan Aluminum, Ltd. ..........................         1,600             55
   Alcoa, Inc. ...................................           612             20
   Inco, Ltd. ....................................         2,100             35
   Precision Castparts Corp. .....................           400             17
                                                                       --------
                                                                            127

Natural Gas Distribution - 0.1%
   KeySpan Corp. .................................           400             17

Oil - 0.5%
   Conoco, Inc. - Cl. B ..........................         3,300             96

Oil & Natural Gas Exploration & Production - 8.8%
   Amerada Hess Corp. ............................         1,300             95
   Apache Corp. ..................................           900             63
   Chevron Corp. .................................         3,100            262
   Exxon Mobil Corp. .............................         7,252            630
   Kerr-McGee Corp. ..............................         2,200            147
   Murphy Oil Corp. ..............................         1,200             73
   Noble Affiliates, Inc. ........................           500             23
   Noble Drilling Corp. * ........................           300             13
   Occidental Petroleum Corp. ....................         4,900            119
   Phillips Petroleum Co. ........................           300             17
   Texaco, Inc. ..................................         1,300             81
   USX-Marathon Group ............................         2,700             75
                                                                       --------
                                                                          1,598

Paper & Forest Products - 0.9%
   Georgia-Pacific Corp. .........................         1,000             31
   Kimberly-Clark Corp. ..........................         1,600            113
   Westvaco Corp. ................................           200              6
   Weyerhaeuser Co. ..............................           300             15
                                                                       --------
                                                                            165

Personal & Commercial Lending - 0.3%
   Countrywide Credit Industries, Inc. ...........           400             20
   MBNA Corp. ....................................           500             18
   Metris Cos., Inc. .............................           300              8
                                                                       --------
                                                                             46

Pollution Control - 0.2%
   Republic Services, Inc. - Cl. A ...............         2,000             34

Real Estate Development - 0.2%
   Lennar Corp. ..................................         1,200             44

Real Estate Investment Trust - 0.8%
   Equity Office Properties Trust ................         1,400             46
   Equity Residential Properties Trust ...........         1,300             72
   Prologis Trust ................................           700             15
   Simon Property Group, Inc. ....................           400             10
                                                                       --------
                                                                            143

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Retail - Department Stores - 2.0%
   Federated Department Stores, Inc. * ...........           500       $     18
   Harcourt General, Inc. ........................           900             52
   Kohl's Corp. ..................................           700             43
   Limited, Inc. .................................           600             10
   Neiman Marcus Group, Inc. - Cl. A .............         1,700             60
   Sears, Roebuck & Co. ..........................         4,300            149
   Tiffany & Co. .................................           400             13
   Zale Corp. * ..................................           700             20
                                                                       --------
                                                                            365

Retail - Food - 0.7%
   Brinker International, Inc. * .................           900             38
   Darden Restaurants, Inc. ......................           500             12
   McDonald's Corp. ..............................           100              3
   Safeway, Inc. * ...............................         1,200             75
                                                                       --------
                                                                            128

Shoe & Apparel Manufacturing - 0.2%
   Intimate Brands, Inc. .........................           400              6
   Liz Claiborne, Inc. ...........................           300             13
   Nike, Inc. - Cl. B ............................           400             22
                                                                       --------
                                                                             41

Telecommunication Equipment - 0.2%
   Aether Systems, Inc. * ........................           100              4
   Covad Communications Group, Inc. * ............           100
   JDS Uniphase Corp. * ..........................           800             34
   Nortel Networks Corp. .........................           128              4
                                                                       --------
                                                                             42

Telecommunication Services - 3.3%
   BCE, Inc. .....................................         3,200             93
   Level 3 Communications, Inc. * ................           300             10
   Qwest Communications International, Inc. * ....         3,400            139
   United States Cellular Corp. * ................           100              6
   Verizon Communications ........................         6,274            314
   WorldCom, Inc. * ..............................         1,900             27
   XO Communications, Inc. .......................           300              5
                                                                       --------
                                                                            594

Telephone - 4.2%
   AT&T Corp. ....................................         8,160            141
   AT&T Wireless Group * .........................           500              9
   BellSouth Corp. ...............................         4,700            193
   SBC Communications, Inc. ......................         8,237            393
   Sprint Corp. ..................................         1,300             26
                                                                       --------
                                                                            762

Transportation Services - 1.0%
   AMR Corp. * ...................................           700             28
   Burlington Northern Santa Fe ..................           500             14
   Canadian National Railway Co. .................         2,600             77
   Delta Air Lines, Inc. .........................         1,100             55
                                                                       --------
                                                                            174

U.S. Government Agencies - 1.6%
   Federal Home Loan Mortgage Corp. ..............         1,200             83
   Federal National Mortgage Assoc ...............         2,400            208
                                                                       --------
                                                                            291
                                                                       --------
                               TOTAL COMMON STOCK-          89.2%        16,206

                                                          Par
                                                         Value
                                                        (000's)
SHORT TERM INVESTMENTS - 9.4%

   Investment in joint repurchase agreement with
     Goldman Sachs & Co. dated 12/29/00,
     6.481% due 01/02/01 (Secured by various
     U.S. Treasury obligations and U.S.
     Government Agency Bonds)                         $    1,701          1,701
                                                      ----------       --------
                                TOTAL INVESTMENTS-          98.6%        17,907
              Cash and Receivables, less payables-           1.4%           257
                                                      ----------       --------
                                       NET ASSETS-         100.0%        18,164
                                                      ==========       ========

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AMERICAN LEADERS LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 2.2%
   Honeywell International, Inc. .................         1,400       $     66
   Northrop Grumman Corp. ........................           800             67
                                                                       --------
                                                                            133

Auto & Truck Parts - 2.0%
   General Motors Corp. ..........................           700             36
   General Motors Corp. - Cl. H ..................           200              5
   Johnson Controls, Inc. ........................         1,100             57
   TRW, Inc. .....................................           600             23
                                                                       --------
                                                                            121

Automobile - 0.9%
   Ford Motor Co. ................................         2,372             56

Bank - 6.2%
   Bank of America Corp. .........................         1,800             82
   First Union Corp. .............................         2,400             67
   PNC Bank Corp. ................................         1,600            117
   Washington Mutual, Inc. .......................         2,000            106
                                                                       --------
                                                                            372

Brokerage & Investment Management - 3.1%
   Bear Stearns Cos., Inc. .......................         1,600             81
   Morgan Stanley, Dean Witter, Discover &
     Co ..........................................         1,300            103
                                                                       --------
                                                                            184

Business Services - 0.9%
   H & R Block, Inc. .............................         1,300             54

Chemical - 2.2%
   Ashland, Inc. .................................         1,700             61
   E.I. du Pont de Nemours & Co. .................         1,400             68
                                                                       --------
                                                                            129

Computer Equipment - 3.8%
   Compaq Computer Corp. .........................         2,900             44
   International Business Machines Corp. .........         1,000             85
   Lexmark International Group, Inc. - Cl. A * ...         1,000             44
   VERITAS Software Corp. * ......................           669             58
                                                                       --------
                                                                            231

Computer Software & Services - 5.2%
   Computer Sciences Corp. * .....................         1,100             66
   Electronic Data Systems Corp. .................         1,300             75
   First Data Corp. ..............................         2,000            106
   Novell, Inc. * ................................         6,200             32
   Sun Microsystems, Inc. * ......................         1,100             31
                                                                       --------
                                                                            310

Consumer Miscellaneous - 0.6%
   Parker-Hannifin Corp. .........................           800             35

Diversified Operations - 4.0%
   Cendant Corp. * ...............................         5,500             53
   PPG Industries, Inc. ..........................         1,100             51
   Textron, Inc. .................................           800             37
   Tyco International, Ltd. ......................         1,800            100
                                                                       --------
                                                                            241

Electric Power - 6.0%
   Edison International ..........................         2,900             45
   Entergy Corp. .................................         1,900             81
   FPL Group, Inc. ...............................         1,200             86
   Public Services Enterprise Group, Inc. ........         1,600             78
   Reliant Energy, Inc. ..........................         1,600             69
                                                                       --------
                                                                            359

Electronic Products & Services - 2.4%
   Motorola, Inc. ................................         2,400             48
   Philips Electronics NV ........................         2,643             96
                                                                       --------
                                                                            144

Financial Services - 1.0%
   CIT Group, Inc. - Cl. A .......................         3,100             62

Food, Beverage & Tobacco - 5.4%
   General Mills, Inc. ...........................         1,400             63
   Philip Morris Cos., Inc. ......................         3,800            167
   Sara Lee Corp. ................................         3,800             93
                                                                       --------
                                                                            323

Health Care Products - 10.0%
   Abbott Laboratories ...........................         1,900             92
   Baxter International, Inc. ....................         1,100             97
   Bristol-Myers Squibb Co. ......................         1,800            133
   Merck & Co., Inc. .............................         1,000             94
   Pharmacia Corp. ...............................         1,000             61
   UnitedHealth Group, Inc. ......................         2,000            123
                                                                       --------
                                                                            600

Health Care Services - 1.9%
   HEALTHSOUTH Corp. * ...........................         7,100            116

Insurance - 11.8%
   Allmerica Financial Corp. .....................         1,100             80
   Allstate Corp. ................................         2,600            113
   Cigna Corp. ...................................           700             92
   Conseco, Inc. .................................         7,100             94
   Lincoln National Corp. ........................         1,600             76
   Loews Corp. ...................................           900             93
   Marsh & McLennan Cos., Inc. ...................           600             70
   MBIA, Inc. ....................................         1,200             89
                                                                       --------
                                                                            707

Machinery - 0.8%
   Ingersoll-Rand Co. ............................         1,200             50

Media - Publishing - 1.1%
   Knight-Ridder, Inc. ...........................         1,100             63

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
AMERICAN LEADERS LARGE CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Media - TV / Radio - 3.6%
   Charter Communications, Inc. - Cl. A * ........         3,000       $     68
   The News Corp., Ltd. - ADR ....................         2,200             64
   Viacom, Inc. ..................................         1,400             66
   Viacom, Inc. - Cl. B * ........................           500             23
                                                                       --------
                                                                            221

Oil - 2.2%
   Royal Dutch Petroleum Co. - NY Shares .........         1,200             73
   Tosco Corp. ...................................         1,800             61
                                                                       --------
                                                                            134

Oil & Natural Gas Exploration & Production - 6.7%
   Chevron Corp. .................................           900             76
   ENSCO International, Inc. .....................         2,300             78
   Exxon Mobil Corp. .............................         1,600            139
   Texaco, Inc. ..................................           900             56
   USX-Marathon Group ............................         2,000             56
                                                                       --------
                                                                            405

Paper & Forest Products - 3.0%
   International Paper Co. .......................         1,700             69
   Kimberly-Clark Corp. ..........................         1,600            113
                                                                       --------
                                                                            182

Pollution Control - 1.8%
   Waste Management, Inc. ........................         4,000            111

Retail - Department Stores - 1.3%
   Federated Department Stores, Inc. * ...........         1,300             46
   Wal-Mart Stores, Inc. .........................           700             37
                                                                       --------
                                                                             83

Telecommunication Equipment - 0.5%
   Lucent Technologies, Inc. .....................         2,500             34

Telecommunication Services - 2.4%
   Verizon Communications ........................         2,400            120
   WorldCom, Inc. * ..............................         1,900             27
                                                                       --------
                                                                            147

Telephone - 1.4%
   AT&T Corp. ....................................         2,000             34
   Sprint Corp. ..................................         2,400             49
                                                                       --------
                                                                             83

Transportation Services - 1.1%
   Union Pacific Corp. ...........................         1,300             66
                                                                       --------
                               TOTAL COMMON STOCK-          95.5%         5,756

                                                           Par
                                                          Value
                                                          (000s)


SHORT-TERM INVESTMENTS - 4.1%

   Investment in joint trading account
     (Note B)
   6.695% due 01/02/01 ...........................           246       $    246
                                                        --------       --------
                                TOTAL INVESTMENTS-          99.6%         6,002
              Cash and Receivables, less payables-           0.4%            27
                                                        --------       --------
                                       NET ASSETS-         100.0%         6,029
                                                        ========       ========
* Non-income producing security.
ADR-American Depositary Receipt

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 2.4%
   Boeing Co. ....................................         2,200       $    145
   Honeywell International, Inc. .................         2,300            109
   United Technologies Corp. .....................         1,500            118
                                                                       --------
                                                                            372

Auto & Truck Parts - 0.5%
   General Motors Corp. - Cl. H ..................         3,596             83

Automobile - 0.9%
   Ford Motor Co. ................................         6,370            149

Bank - 10.5%
   KeyCorp .......................................        11,600            325
   Mercantile Bankshares Corp. ...................         5,700            246
   U.S. Bancorp ..................................         5,600            163
   UnionBanCal Corp. .............................         3,200             77
   Wachovia Corp. ................................         6,100            355
   Washington Mutual, Inc. .......................         9,300            493
                                                                       --------
                                                                          1,659

Brokerage & Investment Management - 4.4%
   Goldman Sachs Group, Inc. .....................         2,300            246
   Merrill Lynch & Co., Inc. .....................         3,600            246
   Morgan Stanley, Dean Witter, Discover & Co ....         2,500            198
                                                                       --------
                                                                            690

Business Services - 0.2%
   Manpower, Inc. ................................           800             30

Chemical - 1.8%
   Air Products & Chemicals, Inc. ................         1,800             74
   E.I. du Pont de Nemours & Co. .................         3,000            145
   Rohm & Haas Co. ...............................         1,800             65
                                                                       --------
                                                                            284

Computer Equipment - 1.6%
   Compaq Computer Corp. .........................         3,700             56
   Hewlett-Packard Co. ...........................         2,000             63
   International Business Machines Corp. .........         1,500            128
   Palm, Inc. ....................................             9              0
                                                                       --------
                                                                            247

Computer Software & Services - 1.5%
   Affiliated Computer Services, Inc. - Cl. A * ..         1,500             91
   Cabletron Systems, Inc. * .....................           800             12
   First Data Corp. ..............................         2,500            132
                                                                       --------
                                                                            235

Construction - 0.5%
   Vulcan Materials Co. ..........................         1,600             77

Consumer Miscellaneous - 0.2%
   Avery Dennison Corp. ..........................           700             38

Cosmetic & Personal Care - 1.7%
   Procter & Gamble Co. ..........................         3,500            274

Diversified Operations - 3.9%
   Eaton Corp. ...................................         2,200            165
   El Paso Energy Corp. ..........................         2,400            172
   General Electric Co. ..........................         1,600             77
   Illinois Tool Works, Inc. .....................         2,300            137
   Minnesota Mining & Manufacturing Co. ..........           500             60
                                                                       --------
                                                                            611

Electric Power - 4.5%
   Calpine Corp. * ...............................         3,400            153
   Duke Energy Co. ...............................         1,200            102
   Exelon Corp. ..................................         3,412            240
   Montana Power Co. .............................         3,500             73
   Pinnacle West Capital Corp. ...................         2,900            138
                                                                       --------
                                                                            706

Electrical Equipment - 0.5%
   Emerson Electric Co. ..........................           900             71

Electronic Products & Services - 0.0%
   Advanced Micro Devices, Inc. * ................           300              4

Financial Services - 5.7%
   Citigroup, Inc. ...............................        11,766            601
   Lehman Brothers Holdings, Inc. ................         4,300            291
                                                                       --------
                                                                            892

Food, Beverage & Tobacco - 5.8%
   PepsiCo, Inc. .................................         4,200            208
   Philip Morris Cos., Inc. ......................         2,900            128
   R.J. Reynolds Tobacco Holdings, Inc. * ........         5,700            278
   Sara Lee Corp. ................................        12,400            304
                                                                       --------
                                                                            918

Health Care Products - 7.0%
   Abbott Laboratories ...........................         2,800            136
   American Home Products Corp. ..................         1,800            114
   Baxter International, Inc. ....................         1,800            159
   Gilead Sciences, Inc. * .......................           800             66
   Merck & Co., Inc. .............................         1,500            140
   Mylan Laboratories, Inc. ......................         2,400             61
   Pharmacia Corp. ...............................         4,547            277
   Schering-Plough Corp. .........................         2,500            142
                                                                       --------
                                                                          1,095

Health Care Services - 0.2%
   McKesson HBOC, Inc. ...........................         1,000             36

Household Appliances / Furnishings - 0.0%
   Leggett & Platt, Inc. .........................           300              6

Insurance - 9.4%
   Ambac Financial Group, Inc. ...................           700             41
   American International Group, Inc. ............         4,050            399
   Cigna Corp. ...................................         2,700            357
   Marsh & McLennan Cos., Inc. ...................         2,500            293
   MBIA, Inc. ....................................         2,600            193

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

Insurance - Continued
   XL Capital, Ltd. - Cl. A ......................        2,200        $    192
                                                                       --------
                                                                          1,475

Leisure & Recreation - 0.2%
   Eastman Kodak Co. .............................          600              24

Machinery - 1.0%
   Caterpillar, Inc. .............................        1,800              85
   Thermo Electron Corp. * .......................        2,500              75
                                                                       --------
                                                                            160

Media - Publishing - 0.9%
   AT&T Corp. - Liberty Media Group - Cl. A * ....        5,800              79
   Gannett Co., Inc. .............................        1,100              69
                                                                       --------
                                                                            148

Media - TV / Radio - 2.0%
   Charter Communications, Inc. - Cl. A * ........        4,700             107
   E.W. Scripps Co. - Cl. A ......................        1,400              88
   Time Warner, Inc. .............................          300              16
   USA Networks, Inc. * ..........................        3,000              58
   Viacom, Inc. - Cl. B * ........................        1,100              51
                                                                       --------
                                                                            320

Metals & Mining - 0.8%
   Alcoa, Inc. ...................................        3,700             124

Natural Gas Distribution - 0.6%
   Enron Corp. ...................................        1,100              91

Oil - 1.7%
   Conoco, Inc. - Cl. B ..........................        4,000             116
   Suncor Energy, Inc. ...........................        5,900             151
                                                                       --------
                                                                            267

Oil & Natural Gas Exploration & Production - 6.2%
   Chevron Corp. .................................        2,000             169
   Exxon Mobil Corp. .............................        5,450             474
   Ultramar Diamond Shamrock Corp. ...............        4,700             145
   Unocal Corp. ..................................        4,700             182
                                                                       --------
                                                                            970

Oil - Equipment & Service - 0.2%
   Weatherford International, Inc. * .............          800              38

Paper & Forest Products - 2.0%
   Bowater, Inc. .................................        1,600              90
   Kimberly-Clark Corp. ..........................        1,300              92
   Smurfit-Stone Container Corp. * ...............        3,700              55
   Weyerhaeuser Co. ..............................        1,300              66
                                                                       --------
                                                                            303

Real Estate Investment Trust - 1.1%
   Archstone Communities Trust ...................          900              23
   Equity Office Properties Trust ................        2,200              72
   Kimco Realty Corp. ............................        1,700              75
                                                                       --------
                                                                            170

Retail - Department Stores - 2.0%
   Family Dollar Stores, Inc. ....................        7,300             156
   Target Corp. ..................................        4,700             152
                                                                       --------
                                                                            308

Retail - Food - 2.0%
   McDonald's Corp. ..............................        2,700              92
   Safeway, Inc. * ...............................        3,600             225
                                                                       --------
                                                                            317

Telecommunication Equipment - 0.5%
   Sonus Networks, Inc. * ........................        3,100              78

Telecommunication Services - 5.4%
   Broadwing, Inc. ...............................        2,300              53
   Qwest Communications International, Inc. * ....        4,437             182
   Verizon Communications ........................       10,700             536
   WorldCom, Inc. * ..............................        5,200              73
                                                                       --------
                                                                            844

Telephone - 2.2%
   AT&T Corp. ....................................        3,600              63
   SBC Communications, Inc. ......................        5,995             286
                                                                       --------
                                                                            349

Transportation Services - 1.0%
   Canadian National Railway Co. .................        1,100              33
   Continental Airlines, Inc. - Cl. B * ..........          600              31
   Delta Air Lines, Inc. .........................          400              20
   Southwest Airlines Co. ........................        2,300              77
                                                                       --------
                                                                            161

U.S. Government Agencies - 2.8%
   Federal National Mortgage Assoc ...............        5,100             442
                                                                       --------
                               TOTAL COMMON STOCK-         95.8%         15,066

                                                         Par
                                                        Value
                                                       (000's)
SHORT-TERM INVESTMENTS - 2.9%

Investment in joint trading account (Note B)
   6.695% due 01/02/01 ...........................    $     461             461
                                                      ---------        --------
                                TOTAL INVESTMENTS-         98.7%         15,527
              Cash and Receivables, less payables-          1.3%            201
                                                      ---------        --------
                                       NET ASSETS-        100.0%         15,728
                                                      =========        ========
* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS

Bank - 8.4%
   Bank America NA Charlotte
   6.826% due 09/06/01 ...........................     $  5,000        $  5,002
   Bank of New York
   7.22% due 05/09/01 ............................        4,005           4,007
   Bankers Trust Corp.
   6.627% due 03/16/01 ...........................        1,000           1,000
   Credit Suisse First Boston, Inc.
   6.727% due 08/09/01 ...........................        5,000           5,000
   Fleet National Bank - Sr. Notes
   6.727% due 09/07/01 ...........................        3,000           3,001
   Fleet National Bank of Rhode Island
   6.83% due 01/29/01 ............................        1,000           1,000
   FleetBoston Financial Corp. - Sr. Notes
   6.81% due 05/11/01 ............................       10,000          10,003
   Key Bank
   6.731% due 03/01/01 ...........................        5,000           4,999
   Merrill Lynch & Co., Inc. - Notes
   6.776% due 03/05/01 ...........................        3,000           3,001
   National City Bank
   6.78% due 04/23/01 ............................        5,000           5,001
                                                                       --------
                                                                         42,014

Brokerage & Investment Management - 2.0%
   Lehman Brothers Holdings, Inc. - Notes
   6.375% due 03/15/01 ...........................        5,000           4,996
   Morgan Stanley Dean Witter
   5.875% due 02/28/01 ...........................        5,000           4,992
                                                                       --------
                                                                          9,988

Cosmetic & Personal Care - 0.5%
   Unilever Capital Corp. - 144A (a)
   6.707% due 09/07/01 ...........................        2,500           2,500

Financial Services - 3.7%
   Associates Corp. NA - Sr. Notes
   6.598% due 03/16/01 ...........................        2,000           2,000
   Goldman Sach Group, Inc. Mountain
   6.89% due 11/26/01 ............................        2,000           2,002
   Lehman Brothers Holdings - Notes
   6.9% due 03/30/01 .............................        6,000           6,002
   Lehman Brothers Holdings, Inc. - Notes
   6.9% due 01/29/01 .............................        3,000           3,000
   Merrill Lynch & Co., Inc. - Notes
   7.101% due 01/12/01 ...........................        5,000           5,001
                                                                       --------
                                                                         18,005

Personal & Commercial Lending - 4.7%
   American Honda Finance Corp. - Notes
   6.788% due 01/16/01 ...........................        5,000           5,000
   American Honda Finance Corp. Mountain
   6.688% due 02/16/01 ...........................        5,000           5,000
   General Motors Acceptance Corp.
   6.528% due 03/30/01 ...........................        4,125           4,126
   Household Finance Corp.
   6.908% due 08/01/01 ...........................        4,000           4,002
   7.261% due 04/24/01 ...........................        5,000           5,007
                                                                       --------
                                                                         23,135

Telecommunication Services - 1.3%
   SBC Communications Capital Corp.
   6.752% due 05/01/01 ...........................        5,000           5,000
   TCI Communications, Inc. - Sr. Notes
   7.136% due 03/12/01 ...........................        1,500           1,502
                                                                       --------
                                                                          6,502
                                                                       --------
                      TOTAL PUBLICLY-TRADED BONDS-         20.6%        102,144

COMMERCIAL PAPER

Bank - 11.1%
   Abbey National
   6.51% due 02/20/01 ............................        4,198           4,160
   Abbey National America
   6.52% due 01/24/01 ............................        8,000           7,967
   Credit Suisse
   6.51% due 02/26/01 ............................        3,000           2,970
   6.55% due 01/05/01 ............................        5,000           4,996
   CSN Overseas Barclays Bank
   6.5% due 02/08/01 .............................        4,000           3,973
   Den Denske Corp.
   6.56% due 01/05/01 ............................        3,000           2,998
   Deutsche Bank AG
   6.25% due 03/05/01 ............................        5,000           4,945
   Deutsche Bank Fina
   6.53% due 01/19/01 ............................        8,000           7,973
   Fleet National Bank
   6.56% due 01/16/01 ............................        1,500           1,496
   Royal Bank of Canada
   6.52% due 02/13/01 ............................        8,900           8,830
   Svenska Handelsbanken NY
   6.75% due 02/14/01 ............................        5,000           4,999
                                                                       --------
                                                                         55,307

Brokerage & Investment Management - 4.6%
   Merrill Lynch & Co., Inc.
   6.53% due 02/09/01 ............................        8,000           7,943
   Prudential Funding Corp.
   6.54% due 01/04/01 ............................        5,000           4,997
   Salomon Smith Barney Holdings, Inc.
   6.6% due 01/04/01 .............................       10,000           9,995
                                                                       --------
                                                                         22,935

Chemical - 0.4%
   Sinochem American CP, Inc.
   6.52% due 02/06/01 ............................        2,000           1,987

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
COMMERCIAL PAPER - Continued

Diversified Operations - 1.6%
   Ciesco L.P.
   6.5% due 01/22/01 .............................     $  3,587        $  3,573
   Diageo Capital plc
   6.52% due 01/23/01 ............................        4,650           4,632
                                                                       --------
                                                                          8,205

Electric Power - 1.4%
   General Electric Credit Capital of Puerto Rico
   6.56% due 01/05/01 ............................        3,961           3,958
   National Rural Utilities
   Cooperative Finance Corp.
   6.55% due 01/12/01 ............................        3,000           2,994
                                                                       --------
                                                                          6,952

Financial Services - 41.5%
   Asset Securitization Cooperative Corp.
   6.55% due 01/08/01 ............................        2,354           2,351
   6.55% due 01/09/01 ............................        4,536           4,529
   AWB Finance, Ltd.
   6.4% due 02/20/01 .............................        3,000           2,973
   CBA Delaware Finance
   6.44% due 02/08/01 ............................        4,360           4,330
   Centric Capital Corp.
   6.28% due 03/29/01 ............................        4,000           3,939
   6.47% due 02/16/01 ............................        4,000           3,967
   6.55% due 01/25/01 ............................        3,000           2,987
   6.6% due 01/08/01 .............................        5,850           5,842
   6.6% due 01/10/01 .............................        4,600           4,592
   Clipper Receivables Corp.
   6.62% due 01/02/01 ............................        1,511           1,511
   6.62% due 01/30/01 ............................        4,000           3,979
   Delaware Funding Corp.
   6.43% due 02/26/01 ............................        3,475           3,440
   6.53% due 01/17/01 ............................        2,000           1,994
   6.53% due 01/18/01 ............................        2,182           2,175
   6.53% due 01/23/01 ............................        4,000           3,984
   Eagle Funding Capital Corp.
   6.31% due 03/20/01 ............................        1,391           1,372
   6.56% due 02/12/01 ............................        4,000           3,969
   6.57% due 02/12/01 ............................        3,750           3,721
   6.59% due 01/04/01 ............................        2,306           2,305
   6.6% due 01/04/01 .............................        1,057           1,056
   Enterprise Funding Corp.
   6.25% due 03/28/01 ............................        7,142           7,035
   6.53% due 02/23/01 ............................        6,257           6,197
   Falcon Asset Securitization Corp.
   6.4% due 02/27/01 .............................        6,000           5,939
   6.6% due 01/02/01 .............................        9,985           9,983
   6.6% due 01/03/01 .............................        2,000           1,999
   Fleet Funding Corp.
   6.53% due 01/03/01 ............................        6,000           5,998
   International Lease Finance Corp.
   6.53% due 01/30/01 ............................        6,210           6,177
   Lexington Parker Capital Corp.
   6.42% due 03/02/01 ............................        7,767           7,685
   Lexignton Parker Capital Corp. CP
   6.38% due 03/02/01 ............................        1,000             989
   6.55% due 02/20/01 ............................        2,000           1,982
   Monte Rosa Capital Corp.
   6.5% due 02/05/01 .............................        4,844           4,813
   6.56% due 02/01/01 ............................        5,000           4,972
   6.57% due 01/16/01 ............................        2,883           2,875
   Monte Rosa Capital Corp.
   6.56% due 01/11/01 ............................        8,000           7,986
   Old Line Funding Corp.
   6.61% due 01/02/01 ............................        4,000           3,999
   Old Line Funding, Corp.
   6.6% due 01/05/01 .............................        4,897           4,893
   Philip Morris Capital Corp.
   6.42% due 02/21/01 ............................        4,000           3,964
   Preferred Receivables Corp.
   6.55% due 01/23/01 ............................        2,112           2,104
   6.63% due 01/25/01 ............................        5,000           4,979
   Receivables Capital Corp.
   6.61% due 01/02/01 ............................        1,138           1,138
   Sheffield Receivables Corp.
   6.43% due 02/23/01 ............................        4,000           3,962
   6.47% due 02/06/01 ............................        6,000           5,961
   6.6% due 01/02/01 .............................        2,382           2,382
   6.6% due 01/12/01 .............................        3,780           3,772
   Sigma Finance, Inc.
   6.43% due 02/28/01 ............................        3,750           3,711
   6.53% due 01/22/01 ............................        1,870           1,863
   6.53% due 02/23/01 ............................        1,150           1,139
   6.54% due 02/14/01 ............................        4,221           4,187
   6.57% due 01/08/01 ............................        6,747           6,739
   Windmill Funding Corp.
   6.42% due 02/07/01 ............................        3,560           3,537
   6.48% due 02/15/01 ............................        5,000           4,960
   6.65% due 01/03/01 ............................        3,345           3,344
                                                                       --------
                                                                        206,280

Food, Beverage & Tobacco - 1.8%
   Coca-Cola Co.
   6.5% due 01/29/01 .............................        4,000           3,980
   Philip Morris Companies, Inc.
   6.7% due 01/12/01 .............................        5,000           4,990
                                                                       --------
                                                                          8,970

Leisure & Recreation - 2.6%
   K2 USA LLC
   6.3% due 03/28/01 .............................        1,000             985
   6.57% due 01/10/01 ............................        5,000           4,992
   6.57% due 02/01/01 ............................        3,000           2,983

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
COMMERCIAL PAPER - Continued

Leisure & Recreation - Continued
   6.57% due 02/05/01 ............................     $  4,000        $  3,974
                                                                       --------
                                                                         12,934

Machinery - 4.0%
   Dover Corp.
   6.4% due 02/22/01 .............................        4,000           3,963
   6.5% due 02/15/01 .............................        4,000           3,968
   6.55% due 01/26/01 ............................        4,000           3,982
   6.56% due 01/31/01 ............................        8,000           7,956
                                                                       --------
                                                                         19,869

Media - Publishing - 0.8%
   Reed Elsevier, Inc.
   6.52% due 01/26/01 ............................        4,000           3,982

Personal & Commercial Lending - 6.7%
   American General Finance Corp.
   6.52% due 01/22/01 ............................        6,000           5,977
   Ford Motor Credit Co.
   6.46% due 02/07/01 ............................        4,000           3,973
   6.48% due 02/02/01 ............................        8,000           7,955
   6.53% due 01/17/01 ............................        6,028           6,011
   6.54% due 01/09/01 ............................        2,000           1,997
   General Motors Acceptance Corp.
   6.54% due 01/10/01 ............................        3,000           2,995
   Toyota Motor Credit Co.
   6.35% due 02/22/01 ............................        4,000           3,963
                                                                       --------
                                                                         32,871

Telephone - 1.4%
   AT & T Corp.
   6.52% due 01/09/01 ............................        1,872           1,869
   6.53% due 01/18/01 ............................        5,156           5,140
                                                                       --------
                                                                          7,009
                                                                       --------
                           TOTAL COMMERCIAL PAPER-         77.9%        387,301
                                                       --------        --------
                                TOTAL INVESTMENTS-         98.5%        489,445
              Cash and Receivables, less payables-          1.5%          7,408
                                                       --------        --------
                                       NET ASSETS-        100.0%        496,853

See notes to financial statements.

(a) Pursuant to Rule 144A (a) under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $2,500 or 0.51% of net assets of the Portfolio.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP VALUE FUND

                                                                         Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 2.3%
   General Dynamics Corp. ........................       26,100        $  2,036
   Raytheon Co. - Cl. A ..........................       32,000             928
                                                                       --------
                                                                          2,964

Auto & Truck Parts - 1.4%
   Lear Corp. * ..................................       74,400           1,846

Bank - 8.2%
   Astoria Financial Corp. .......................       14,300             777
   Dime Bancorp, Inc. ............................       76,200           2,253
   Golden State Bancorp, Inc. ....................       40,700           1,279
   Golden West Financial Corp. ...................       29,500           1,991
   M & T Bank Corp. ..............................       31,200           2,122
   Mercantile Bankshares Corp. ...................       12,900             557
   SouthTrust Corp. ..............................       21,800             887
   Valley National Bancorp .......................       20,900             696
                                                                       --------
                                                                         10,562

Brokerage & Investment Management - 0.5%
   A.G. Edwards, Inc. ............................       12,900             612

Business Services - 1.6%
   Dun & Bradstreet Corp. ........................       58,200           1,506
   H & R Block, Inc. .............................       13,500             558
                                                                       --------
                                                                          2,064

Chemical - 4.2%
   Air Products & Chemicals, Inc. ................       16,500             676
   Cabot Corp. ...................................       43,400           1,145
   Cytec Industries, Inc. * ......................       16,800             671
   Engelhard Corp. ...............................       60,400           1,231
   Lyondell Chemical Co. .........................       43,300             663
   Sigma-Aldrich Corp. ...........................       26,100           1,026
                                                                       --------
                                                                          5,412

Commercial Sevices - 4.4%
   Choicepoint, Inc. .............................       44,200           2,898
   Iron Mountain, Inc. * .........................       19,400             720
   Moody's Corp. * ...............................       78,100           2,006
                                                                       --------
                                                                          5,624

Computer Equipment - 0.9%
   Mentor Graphics Corp. * .......................       42,200           1,158

Computer Software & Services - 4.2%
   Cadence Design Systems, Inc. * ................       31,900             877
   Citrix Systems, Inc. * ........................       39,400             887
   DST Systems, Inc. * ...........................       18,700           1,253
   NCR Corp. * ...................................       25,600           1,258
   SunGard Data Systems, Inc. ....................       25,600           1,206
                                                                       --------
                                                                          5,481

Consumer Miscellaneous - 0.6%
   Harman International Industries, Inc. .........       21,300             777

Diversified Operations - 3.7%
   Cooper Industries, Inc. .......................       25,700           1,181
   Crane Co. .....................................       41,700           1,186
   Danaher Corp. .................................       17,900           1,224
   Pall Corp. ....................................       59,100           1,259
                                                                       --------
                                                                          4,850

Electric Power - 7.7%
   American Electric Power Co. ...................       16,600             772
   Dominion Resources, Inc. ......................       21,300           1,427
   DPL, Inc. .....................................       53,400           1,772
   Edison International ..........................       50,800             794
   Entergy Corp. .................................        7,700             326
   Exelon Corp. ..................................       39,175           2,750
   Teco Energy, Inc. .............................       24,300             787
   UtiliCorp United, Inc. ........................       43,500           1,348
                                                                       --------
                                                                          9,976

Electronic Products & Services - 2.2%
   Arrow Electronics, Inc. * .....................       21,200             607
   KLA-Tencor Corp. * ............................       17,300             583
   Sensormatic Electronics Corp. * ...............       38,400             770
   Teradyne, Inc. * ..............................       24,300             905
                                                                       --------
                                                                          2,865

Financial Services - 1.4%
   Federated Investors, Inc. Cl. B ...............       35,400           1,031
   GreenPoint Financial Corp. ....................       17,500             716
                                                                       --------
                                                                          1,747

Food, Beverage & Tobacco - 1.5%
   Hershey Foods Corp. ...........................       15,000             966
   Wm. Wrigley Jr. Co. ...........................        9,500             910
                                                                       --------
                                                                          1,876

Health Care Products - 3.9%
   Beckman Coulter, Inc. .........................       17,600             738
   Bergen Brunswig Corp. - Cl. A .................       92,200           1,460
   Carter Wallace, Inc. ..........................       46,600           1,555
   Charles River Laboratories * ..................       29,200             799
   Genzyme Corp. (General Division) * ............        5,500             495
                                                                       --------
                                                                          5,047

Health Care Services - 2.5%
   Health Management Associates, Inc. -
     Cl. A * .....................................       52,900           1,098
   Omnicare, Inc. ................................       63,400           1,371
   Wellpoint Health Networks, Inc. * .............        6,200             714
                                                                       --------
                                                                          3,183

Housing - 0.9%
   Centex Corp. ..................................       31,300           1,176

Insurance - 8.3%
   Ace, Ltd. * ...................................       48,700           2,067
   Allmerica Financial Corp. .....................       22,200           1,610
   Ambac Financial Group, Inc. ...................       19,650           1,146
   Aon Corp. .....................................       24,300             832

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MID CAP VALUE FUND
                                                                  Market
          Name of Issuer                                 Shares    Value
                                                                  (000's)
COMMON STOCK - Continued

Insurance - Continued
     Loews Corp. ....................................... 18,900   $ 1,957
     MBIA, Inc. ........................................ 12,900       956
     XL Capital, Ltd. - Cl. A .......................... 24,900     2,176
                                                                  -------
                                                                   10,744
Leisure & Recreation - 0.7%
     Carnival Corp. .................................... 29,800       918

Machinery - 4.0%
     FMC Corp. * ....................................... 33,900     2,430
     SPX Corp. .........................................  5,500       595
     Thermo Electron Corp. * ........................... 72,000     2,142
                                                                  -------
                                                                    5,167

Media - TV / Radio - 3.4%
     A.H. Belo Corp. ...................................101,800     1,629
     Cablevision Systems Corp. - Cl. A * ............... 13,300     1,130
     E.W. Scripps Co. - Cl. A .......................... 26,800     1,685
                                                                  -------
                                                                    4,444

Oil & Natural Gas Exploration & Production - 6.8%
     Apache Corp. ...................................... 25,700     1,801
     Burlington Resources, Inc. ........................ 20,700     1,045
     Cross Timbers Oil Company ......................... 46,900     1,301
     EOG Resources, Inc. ............................... 37,400     2,045
     Kinder Morgan, Inc. ............................... 13,000       678
     Louis Dreyfus Natural Gas Corp. * ................. 21,600       990
     USX-Marathon Group ................................ 34,800       966
                                                                  -------
                                                                    8,826

Oil - Equipment & Service - 1.6%
     Gulf Canada Resources, Ltd. * .....................161,200       816
     Tidewater, Inc. ................................... 12,600       559
     Weatherford International, Inc. * ................. 14,400       681
                                                                  -------
                                                                    2,056


Paper & Forest Products - 0.5%
     Bowater, Inc. ..................................... 10,600       598

Personal & Commercial Lending - 2.4%
     Countrywide Credit Industries, Inc. ............... 43,000     2,161
     USA Education, Inc. ............................... 14,700       999
                                                                  -------
                                                                    3,160

Pollution Control - 2.5%
     Allied Waste Industries, Inc. * ...................108,600     1,582
     Waste Management, Inc. ............................ 61,300     1,701
                                                                  -------
                                                                    3,283


Real Estate Development - 1.4%
     Lennar Corp. ...................................... 48,300     1,751

Real Estate Investment Trust - 2.5%
     Boston Properties, Inc. ........................... 27,100     1,179
     Equity Office Properties Trust .................... 42,400     1,383
     Spieker Properties, Inc. .......................... 14,400       722
                                                                  -------
                                                                    3,284

Real Estate Operations - 1.2%
     IndyMac Mortgage  Holdings, Inc.................... 53,600     1,581


Retail - Department Stores - 2.1%
     Barnes & Noble, Inc. * ............................ 38,600     1,023
     Federated Department Stores, Inc. * ............... 24,200       847
     Staples, Inc. * ................................... 68,500       809
                                                                  -------
                                                                    2,679
Retail - Drug Stores - 0.5%
     TJX Cos., Inc. .................................... 22,600       627

Telecommunication Services - 1.0%
     Broadwing, Inc. ................................... 54,300     1,239

Telephone - 0.4%
     Telephone and Data Systems, Inc. ..................  5,200       468

Transportation Services - 3.4%
     Burlington Northern Santa Fe ...................... 32,800       929
     Continental Airlines, Inc. - Cl. B * .............. 24,600     1,270
     GATX Corp. ........................................ 45,000     2,244
                                                                  -------
                                                                    4,443
                                                                  -------
                                     TOTAL COMMON STOCK-   94.8%  122,488

                                                            Par
                                                           Value
                                                          (000's)
SHORT-TERM INVESTMENTS - 5.0%
     Investment in joint trading account (Note B)
      6.695% due 01/02/01                               $ 6,504     6,504
                                                        -------   -------
                                     TOTAL INVESTMENTS-    99.8%  128,992
                   Cash and Receivables, less payables-     0.2%      241
                                                        -------   -------
                                            NET ASSETS-   100.0%  129,233
                                                        =======   =======

* Non-income producing security.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND
                                                                  Market
          Name of Issuer                                 Shares    Value
                                                                  (000's)
COMMON STOCK

Automobile - 2.0%
     United Rentals, Inc. * ............................279,500   $ 3,756

Bank - 2.2%
     Mercantile Bankshares Corp. ....................... 36,700     1,585
     Westamerica Bancorporation ........................ 35,600     1,531
     Wilmington Trust Trust Corp. ...................... 16,900     1,049
                                                                  -------
                                                                    4,165

Brokerage & Investment Management - 1.3%
     Investment Technology Group, Inc. ................. 60,000     2,505

Business Services - 1.3%
     American Management Systems, Inc. * ...............121,700     2,411

Chemical - 0.7%
     MacDermid, Inc. ................................... 75,000     1,425

Commercial Sevices - 7.5%
     ACNielson Corp. * ................................. 46,200     1,675
     DeVry, Inc. * ..................................... 67,700     2,556
     G & K Services, Inc. - Cl. A ......................141,400     3,977
     NOVA Corp. - Georgia * ............................145,000     2,891
     TMP Worldwide, Inc. * ............................. 58,500     3,217
                                                                  -------
                                                                   14,316

Computer Equipment - 0.4%
     CDW Computer Centers, Inc. * ...................... 15,000       418
     Extreme Networks, Inc. * .......................... 11,200       438
                                                                  -------
                                                                      856

Computer Software & Services - 21.9%
     Acxiom Corp. * ................................... 123,300     4,801
     Affiliated Computer Services, Inc. - Cl. A * .....  36,000     2,185
     Agile Software Corp. * ...........................  10,000       494
     Black Box Corp. * ................................  43,300     2,092
     CheckFree Corp. ..................................  14,000       595
     DST Systems, Inc. * ..............................  34,700     2,325
     E.piphany, Inc. * ................................   8,000       431
     Fiserv, Inc. .....................................  54,900     2,604
     IMS Health, Inc. ................................. 167,800     4,531
     Intuit, Inc. * ...................................  53,600     2,114
     Macromedia, Inc. * ...............................  43,000     2,612
     Mercury Interactive Corp. * ......................   6,900       623
     National Instruments Corp. * .....................  33,000     1,602
     Openwave Systems, Inc. * .........................   4,000       192
     Peoplesoft, Inc. .................................  20,000       744
     Radiant Systems, Inc. * ..........................  22,000       451
     Rational Software Corp. * ........................ 110,700     4,310
     Research in Motion, Ltd. * .......................  10,000       800
     SunGard Data Systems, Inc. .......................  37,900     1,786
     Systems & Computer Technology Corp. * ............ 183,900     2,264
     Trizetto Group, Inc. * ...........................  46,000       768
     Verity, Inc. * ................................... 104,600     2,517
     Vignette Corp. * .................................  39,500       711
                                                                  -------
                                                                   41,552

Consumer Miscellaneous - 2.2%
     Catalina Marketing Corp. * ....................... 110,100     4,287

Container - 2.0%
     Bemis Co., Inc. ................................... 79,000     2,652
     Sealed Air Corp. * ................................ 36,200     1,104
                                                                  -------
                                                                    3,756

Cosmetic & Personal Care - 0.8%
     AptarGroup, Inc. .................................. 50,000     1,469

Diversified Operations - 1.4%
     Ionics, Inc. * .................................... 92,400     2,622

Electric Power - 4.5%
     Calpine Corp. * ................................... 67,000     3,019
     Montana Power Co. .................................180,400     3,743
     Pinnacle West Capital Corp. ....................... 36,500     1,739
                                                                  -------
                                                                    8,501

Electrical Equipment - 2.1%
     Littelfuse, Inc. * ............................... 138,400     3,962

Electronic Products & Services - 3.6%
     Cymer, Inc. * ..................................... 37,900       975
     Dallas Semiconductor Corp. ........................ 96,500     2,473
     Novellus Systems, Inc. * .......................... 10,900       392
     QLogic Corp. * ....................................  8,000       616
     TranSwitch Corp. * ................................  6,000       235
     Veeco Instruments Inc. * .......................... 52,000     2,086
                                                                  -------
                                                                    6,777

Food, Beverage & Tobacco - 2.1%
     Pepsi Bottling Group, Inc. ........................ 98,100     3,918

Health Care Products - 8.4%
     ALZA Corp. * ...................................... 44,400     1,887
     Becton, Dickinson & Co. ........................... 72,100     2,496
     Biomet, Inc. ...................................... 73,250     2,907
     Cephalon, Inc. * .................................. 19,000     1,203
     COR Therapeutics, Inc. * .......................... 15,200       535
     CV Therapeutics, Inc. * ........................... 11,500       813
     Gene Logic, Inc. * ................................ 37,000       680
     Genzyme Corp. (General Division) * ................ 30,500     2,743
     Gilead Sciences, Inc. * ........................... 11,500       954
     Haemonetics Corp. * ............................... 27,100       837
     NPS Pharmaceuticals, Inc. * ....................... 17,500       840
                                                                  -------
                                                                   15,895

Health Care Services - 0.7%
     Regeneron Pharmaceuticals * ....................... 17,000       599
     Trigon Healthcare, Inc. * ......................... 10,100       786
                                                                  -------
                                                                    1,385

Household Appliances / Furnishings - 2.6%
     Herman Miller, Inc. ...............................171,400     4,928

Insurance - 2.3%
     Reinsurance Group of America ......................121,900     4,327

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND
                                                                      Market
          Name of Issuer                                     Shares    Value
                                                                      (000's)
COMMON STOCK - Continued
Leisure & Recreation - 2.0%
     Speedway Motorsports, Inc. * ......................    162,000  $  3,888

Oil - 1.9%
     Petro-Canada ......................................    145,900     3,711

Oil & Natural Gas Exploration & Production - 4.5%
     Atwood Oceanics, Inc. * ...........................     30,400     1,332
     Helmerich & Payne, Inc. ...........................     97,700     4,286
     Murphy Oil Corp. ..................................     47,200     2,853
                                                                     --------
                                                                        8,471

Oil - Equipment & Service - 1.8%
     Hanover Compressor Co. * ..........................     78,300     3,489

Retail - Department Stores - 5.4%
     Bed Bath & Beyond, Inc. * .........................    116,500     2,607
     Family Dollar Stores, Inc. ........................    214,000     4,587
     Staples, Inc. * ...................................    261,400     3,088
                                                                     --------
                                                                       10,282

Retail - Food - 0.8%
     Whole Foods Market, Inc. * ........................     24,800     1,516

Telecommunication Equipment - 5.8%
     CommScope, Inc. * .................................    137,700     2,281
     DMC Stratex Networks, Inc. - Notes * ..............    136,100     2,041
     Symbol Technologies, Inc. .........................    113,600     4,089
     Tekelec, Inc. .....................................     69,900     2,097
     TriQuint Semiconductor, Inc. * ....................      9,400       411
     Westell Technologies, Inc. Cl. A * ................     49,200       151
                                                                     --------
                                                                       11,070

Telecommunication Services - 1.3%
     Allegiance Telecom, Inc. * ........................     40,500       902
     Broadwing, Inc. ...................................     25,500       582
     McLeodUSA, Inc. - Cl. A * .........................     72,100     1,018
                                                                     --------
                                                                        2,502

Transportation Services - 1.3%
     EGL, Inc. * ......................................     101,000     2,418
                                                                     --------
                                    TOTAL COMMON STOCK-        94.8%  180,160

                                                               Par
                                                              Value
                                                             (000's)
SHORT-TERM INVESTMENTS - 5.5%
     Investment in joint trading account (Note B)
      6.695% due 01/02/01 .............................    $ 10,456    10,456
                                                           --------  --------
                                     TOTAL INVESTMENTS-       100.3%  190,616
                   Payables, less cash and receivables-        (0.3)%    (606)
                                                           --------  --------
                                            NET ASSETS-       100.0%  190,010
                                                           ========  ========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                           Par      Market
          Name of Issuer                                  Value     Value
                                                         (000's)   (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.3%
     Lockheed Martin Corp.
     7.25% due 05/15/06 .................................$  300    $  311
     Northrop-Grumman Corp. - Debs.
     7.75% due 03/01/16 ...................................  75        76
     Raytheon Co. - Notes
     6.75% due 08/15/07 ................................... 200       199
     United Technologies Corp. - Debs.
     8.875% due 11/15/19 ..................................  50        58
     United Technology Corp.
     6.625% due 11/15/04 .................................. 200       204
                                                                   ------
                                                                      848

Auto & Truck Parts - 0.7%
     Dana Corp. - Notes
     7.0% due 03/15/28 ....................................  75        39
     TRW, Inc.
     7.125% due 06/01/09 .................................. 150       136
     Visteon Corp.
     7.95% due 08/01/05 ................................... 250       251
                                                                   ------
                                                                      426

Automobile - 1.0%
     DaimlerChrysler NA Holding Co.
     6.9% due 09/01/04 .................................... 450       446
     Delphi Automotive Systems Corp. - Debs.
     7.125% due 05/01/29 ..................................  50        42
     Hertz Corp. - Sr. Notes
     8.25% due 06/01/05 ................................... 125       131
                                                                   ------
                                                                      619
Bank - 4.4%
     Abbey National plc - Debs.
     7.95% due 10/26/29 ................................... 100       106
     African Development Bank - Sub. Notes
     6.875% due 10/15/15 ..................................  35        36
     Asian Development Bank - Bonds
     5.5% due 04/23/04 .................................... 270       267
     Bank of America Corp. - Sub. Notes
     7.8% due 02/15/10 .................................... 250       260
     Bank One Corp. - Sr. Notes
     5.625% due 02/17/04 .................................. 150       146
     BankAmerica Corp. - Sub. Notes
     6.5% due 03/15/06 .................................... 150       149
     Chase Manhattan Corp. - Sub. Notes
     7.125% due 02/01/07 .................................. 225       229
     First Union Corp. - Sub. Notes
     8.125% due 06/24/02 .................................. 230       235
     Fleet Boston Corp. - Sub. Notes
     7.375% due 12/01/09 .................................. 100       103
     Fleet Financial Group - Sub. Debs.
     6.7% due 07/15/28 ....................................  75        66
     Golden West Financial Corp. - Sub. Notes
     6.7% due 07/01/02 ...................................  150       150
     HSBC Holdings plc
     7.5% due 07/15/09 ...................................  150       156
     InterAmerican Development Bank - Debs.
     8.5% due 03/15/11 ...................................  200       236
     Korea Development Bank - Bonds
     7.375% due 09/17/04 .................................  120       120
     National City Bank of Pennsylvania - Sub.
       Notes
     7.25% due 10/21/11 ..................................   50        50
     Royal Bank of Scotland plc - Sub.
       Notes
     6.4% due 04/01/09 ...................................  150       145
     Wachovia Corp. - Sub. Notes
     5.625% due 12/15/08 .................................   75        68
     Wells Fargo & Co. - Sub. Notes
     6.875% due 04/01/06 .................................  150       153
     Wells Fargo Co. - notes
     6.625% due 07/15/04 .................................  175       177
                                                                   ------
                                                                    2,852

Brokerage & Investment Management - 1.0%
     Bear Stearns Co., Inc.
     7.625% due 02/01/05 .................................  250       256
     Lehman Brothers Holdings, Inc. - Notes
     8.5% due 05/01/07 ...................................  100       106
     Merrill Lynch & Co., Inc. - Notes
     8.0% due 06/01/07 ...................................  200       212
     Morgan Stanley, Discover & Co.
     6.875% due 03/01/07 .................................  100       101
                                                                   ------
                                                                      675

Business Services - 0.2%
     Electronic Data Systems Corp.
     7.125% due 10/15/09 .................................  100       104

Chemical - 0.9%
     Eastman Chemical - Debs.
     7.6% due 02/01/27 ...................................  150       136
     ICI Wilmington, Inc. - Debs.
     8.75% due 05/01/01 ..................................  300       301
     Morton International, Inc. - Debs.
     9.25% due 06/01/20 ..................................   40        46
     Rohm & Haas Co. - Notes
     7.4% due 07/15/09 ...................................   80        82
                                                                   ------
                                                                      565

Computer Equipment - 0.5%
     Hewlett - Packard Co. - Notes
     7.15% due 06/15/05 ..................................  200       207
     International Business Machines Corp. - Debs.
     7.0% due 10/30/25 ...................................  100        98
                                                                   ------
                                                                      305

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                         Par      Market
        Name of Issuer                                   Value     Value
                                                        (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Consumer Miscellaneous - 0.3%
     Fortune Brands, Inc. - Debs.
     7.875% due 01/15/23 ................................$  100    $   99
     United Utilities plc - Notes
     6.875% due 08/15/28 .................................. 100        84
                                                                   ------
                                                                      183

Cosmetic & Personal Care - 0.0%
     Procter & Gamble Co. - Debs.
     6.45% due 01/15/26 ................................... 100        96

Diversified Operations - 0.6%
     Diageo Capital plc
     6.125% due 08/15/05 .................................. 200       199
     Honeywell International, Inc. - Notes
     7.5% due 03/01/10 ....................................  75        81
     John Deere Capital Corp. - Notes
     6.0% due 02/15/09 ....................................  60        56
     Tyco International Group SA
     6.375% due 06/15/05 ..................................  80        80
                                                                   ------
                                                                      416

Electric Power - 1.4%
     CalEnergy Co., Inc. - Bonds
     8.48% due 09/15/28 ...................................  60        65
     Duke Energy Co. - 1st Ref. Mtg.
     6.75% due 08/01/25 ................................... 100        89
     Enersis SA - Notes
     6.9% due 12/01/06 ....................................  30        28
     Florida Power & Light Co.
     7.75% due 02/01/23 ...................................  50        49
     Niagara Mohawk Power Corp.
     7.75% due 10/01/08 ................................... 200       209
     Ontario Hydro - Local Govt. Gtd.
     6.1% due 01/30/08 .................................... 100       100
     Philadelphia Electric Co. - 1st Ref. Mtg.
     7.125% due 09/01/02 .................................. 100       101
     Tennessee Valley Authority
     6.75% due 11/01/25 ................................... 100       105
     Virginia Electric Power Co. - 1st Mtge.
     7.625% due 07/01/07 .................................. 150       156
                                                                   ------
                                                                      902

Financial Services - 3.1%
     Ameritech Capital Funding Corp.
     6.875% due 10/15/27 ..................................  60        56
     Associates Corp. of North America
     5.5% due 02/15/04 .................................... 175       171
     Citicorp Capital II
     8.015% due 02/15/27 .................................. 100        96
     Ford Capital B.V. - Debs.
     9.5% due 06/01/10 .................................... 150       169

Financial Services - Continued
     GATX Capital Corp. - Notes
     6.875% due 12/15/06 .................................. 100        94
     General Electric Capital Corp. - Debs.
     8.75% due 05/21/07 ................................... 250       282
     Goldman Sachs Group, Inc. - Notes
     7.35% due 10/01/09 ................................... 100       102
     Hartford Financial Services Group - Sr. Notes
     7.75% due 06/15/05 ................................... 150       158
     KFW International Finance - Debs.
     9.125% due 05/15/01 .................................. 300       303
     Morgan Stanley, Dean Witter, Discover & Co. -
       Notes
     6.875% due 03/01/03 .................................. 200       202
     Newcourt Credit Group, Inc. Ser. B
     6.875% due 02/16/05 .................................. 100        99
     Qwest Capital Funding - 144A (a)
     7.9% due 08/15/10 ....................................  90        92
     Sumitomo Bank International Finance NV -
     Notes
     8.5% due 06/15/09 .................................... 100       107
     Washington Mutual Capital I
     8.375% due 06/01/27 ..................................  60        56
                                                                   ------
                                                                    1,987

Food, Beverage & Tobacco - 1.3%
     Archer Daniels Midland Co. - Notes
     6.25% due 05/15/03 ................................... 275       275
     Coca-Cola Enterprises, Inc. - Debs.
     8.5% due 02/01/22 .................................... 100       115
     Conagra, Inc. - Debs.
     9.75% due 03/01/21 ...................................  75        91
     Pepsi Bottling Group, Inc. - Sr.
     Notes Ser. B
     7.0% due 03/01/29 .................................... 100        99
     Philip Morris Cos., Inc. - Debs.
     8.25% due 10/15/03 ................................... 100       103
     SUPERVALU, Inc. - Notes
     7.625% due 09/15/04 .................................. 150       153
                                                                   ------
                                                                      836

Foreign Governmental - 2.5%
     Government of New Zealand - Debs.
     8.75% due 12/15/06 ................................... 120       135
     Hydro-Quebec
     8.4% due 01/15/22 .................................... 100       115
     Kingdom of Sweden - Debs.
     12.0% due 02/01/10 ...................................  75       103
     Malaysia - Bonds
     8.75% due 06/01/09 ...................................  50        54
     Province of Manitoba - Debs.
     6.875% due 09/15/02 .................................. 200       203
     Province of Newfoundland - Debs.
     9.0% due 10/15/21 ....................................  60        71

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                           Par      Market
          Name of Issuer                                  Value     Value
                                                         (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Foreign Governmental - Continued
     Province of Ontario
     8.0% due 10/17/01 ................................. $  200   $   203
     Province of Quebec - Debs.
     7.5% due 07/15/23 .................................    100       106
     Republic of Greece - Notes
     6.95% due 03/04/08 ................................    150       156
     Republic of Korea
     8.75% due 04/15/03 ................................     85        88
     8.875% due 04/15/08 ...............................    100       108
     Spain Kingdom
     7.0% due 07/19/05 .................................    250       261
                                                                 --------
                                                                    1,603

Health Care Products - 0.1%
     Eli Lilly & Co. - Notes
     7.125% due 06/01/25 ...............................     80        82

Insurance - 0.7%
     Aetna Inc.
     7.625% due 08/15/26 ...............................    100        98
     ALL STATE Corp.
     7.2% due 12/01/09 .................................    150       154
     Hartford Life, Inc. Debs.
     7.65% due 06/15/27 ................................     50        51
     Torchmark, Inc. - Debs.
     8.25% due 08/15/09 ................................    100       106
     Travelers Property Casualty Corp. -
     Sr. Notes
     7.75% due 04/15/26 ................................     50        51
                                                                 --------
                                                                      460

Machinery - 0.4%
     Caterpillar, Inc. - Debs.
     8.0% due 02/15/23 .................................     50        53
     Reliance Electric Co. - Notes
     6.8% due 04/15/03 .................................    200       205
                                                                 --------
                                                                      258

Media - TV / Radio - 0.8%
     News America Holdings, Inc. - Debs.
     7.7% due 10/30/25 .................................    100        91
     TCI Communciations, Inc. - Sr. Notes
     7.125% due 02/15/28 ...............................     70        62
     The Walt Disney Co. - Sr. Notes
     6.75% due 03/30/06 ................................    200       206
     Time Warner Entertainment, Inc. - Sr.
     Notes
     8.375% due 07/15/33 ...............................    100       109
     Viacom, Inc.
     7.875% due 07/30/30 ...............................     50        51
                                                                 --------
                                                                      519

Metals & Mining - 0.3%
     Noranda, Inc. - Debs.
     7.0% due 07/15/05 .................................    200       195


Natural Gas Distribution - 0.4%
     Enron Corp. - Notes
     6.75% due 09/15/04 ................................    100       101
     Pacific Gas & Electric Co.
     6.75% due 10/01/23 ................................     50        34
     Tennessee Gas Pipeline - Bonds
     7.5% due 04/01/17 .................................    100       100
                                                                 --------
                                                                      235

Oil - 0.5%
     Atlantic Richfield Co. (ARCO) - Notes
     5.55% due 04/15/03 ................................     75        75
     Conoco, Inc. - Sr. Notes
     6.95% due 04/15/29 ................................     90        88
     Occidental Petroleum Corp. - Debs.
     7.2% due 04/01/28 .................................     40        38
     Tosco Corp. - Notes
     7.625% due 05/15/06 ...............................    115       120
                                                                 --------
                                                                      321

Oil & Natural Gas Exploration & Production - 0.6%
     Burlington Resources, Inc - Debs.
     9.125% due 10/01/21 ...............................     90       106
     Norsk Hydro A/S
     7.25% due 09/23/27 ................................     75        72
     Phillips Petroleum Co. - Debs.
     6.65% due 07/15/18 ................................     50        47
     Trans-Canada Pipelines
     7.7% due 06/15/29 .................................    100       100
     Union Oil Co. of California
     7.5% due 02/15/29 .................................     60        60
                                                                 --------
                                                                      385

Oil - Equipment & Service - 0.4%
     Coastal Corp. - Debs.
     6.5% due 06/01/08 .................................    100        97
     Petroleum-Geo Services ASA - Sr. Notes
     6.625% due 03/30/08 ...............................    175       163
                                                                 --------
                                                                      260

Paper & Forest Products - 0.3%
     Bowater, Inc. - Debs.
     9.0% due 08/01/09 .................................    100       106
     Champion International Corp. - Debs.
     7.35% due 11/01/25 ................................     50        47
     Westvaco Corp. - Notes
     7.1% due 11/15/09 .................................     35        34
                                                                 --------
                                                                      187

Personal & Commercial Lending - 3.9%
     Aristar, Inc. - Sr. Notes
     6.5% due 11/15/03 .................................    200       199

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                           Par     Market
          Name of Issuer                                  Value     Value
                                                         (000's)   (000's)
PUBLICLY-TRADED BONDS - Continued

Personal & Commercial Lending - Continued
     CitiFinacial Credit Co. - Notes
     5.9% due 09/01/03 .................................  $ 150  $    149
     Ford Motor Co. - Bonds
     6.625% due 02/15/28 ...............................     50        42
     Ford Motor Credit Co.
     6.125% due 01/09/06 ...............................    300       289
     Ford Motor Credit Co. - Sr. Notes
     5.75% due 02/23/04 ................................    800       774
     General Motors Acceptance Corp.
     5.85% due 01/14/09 ................................    250       229
     General Motors Acceptance Corp. - Notes
     9.625% due 12/15/01 ...............................    350       361
     Household Finance Corp. - Notes
     6.5% due 11/15/08 .................................    280       269
     Toyota Motor Credit Corp. - Notes
     5.5% due 12/15/08 .................................     60        56
     U.S. West Capital Funding , Inc.
     6.5% due 11/15/18 .................................    150       130
                                                                 --------
                                                                    2,498

Real Estate Investment Trust - 0.0%
     Spieker Properties, Inc. - Debs.
     7.5% due 10/01/27 .................................     40        36

Retail - Department Stores - 0.5%
     Dayton Hudson Corp. - Debs.
     6.75% due 01/01/28 ................................     25        23
     Gap, Inc. - Notes
     6.9% due 09/15/07 .................................    100        96
     Wal Mart Stores, Inc.
     6.875% due 08/10/09 ...............................    100       104
     Wal-Mart Stores, Inc. - Debs.
     6.75% due 10/15/23 ................................    100       101
                                                                 --------
                                                                      324

Retail - Food - 0.4%
     Albertson's, Inc. - Notes
     6.625% due 06/01/28 ...............................     50        41
     McDonald's Corp. - Sub. Debs.
     7.31% due 09/15/27 ................................     60        58
     Safeway, Inc.
     7.25% due 09/15/04 ................................    150       154
                                                                 --------
                                                                      253

Telecommunication Equipment - 0.3%
     GTE Corp. - Debs.
     6.94% due 04/15/28 ................................    100        93
     Lucent Technologies, Inc. - Debs.
     6.5% due 01/15/28 .................................     50        34
     Lucent Technologies, Inc. - Notes
     7.25% due 07/15/06 ................................    100        93
                                                                 --------
                                                                      220

Telecommunication Services - 0.9%
     AT&T Canada, Inc. - Sr. Notes
     7.65% due 09/15/06 ................................    150       147
     Bell Canada
     7.75% due 04/01/06 ................................    125       130
     BellSouth Telecommunications, Inc. - Debs.
     7.0% due 10/01/25 .................................    100        95
     Deutsche Telekom International Finance
     8.25% due 06/15/30 ................................    100        99
     Vodafone Group plc
     7.75% due 02/15/10 ................................    100       104
                                                                 --------
                                                                      575

Telephone - 1.6%
     ALLTEL Corp. - Sr. Notes
     7.6% due 04/01/09 .................................    100       101
     AT&T Corp. - Notes
     6.0% due 03/15/09 .................................    200       178
     6.5% due 03/15/29 .................................     60        48
     Comcast Cable Communications - Notes
     8.875% due 05/01/17 ...............................     75        83
     MCI Worldcom, Inc. - Sr. Notes
     6.4% due 08/15/05 .................................    200       192
     New York Telephone Co. - Debs.
     7.25% due 02/15/24 ................................    100        93
     SBC Communications Capital Corp. - Debs.
     5.875% due 06/01/03 ...............................    100        99
     South Carolina Electric & Gas - 1st Mtge.
     7.5% due 06/15/23 .................................    100        97
     Sprint Capital Corp.
     6.875% due 11/15/28 ...............................    150       120
                                                                 --------
                                                                    1,011

Transportation Services - 1.0%
     American Airlines, Inc. - Pass Through
      Certificates
     7.024% due 04/15/11 ................................    60        61
     Burlington Northern Railroad Company
     6.125% due 03/15/09 ................................   150       144
     CSX Corp. - Debs.
     7.45% due 05/01/07 .................................   125       128
     Delta Air Lines, Inc. - Debs.
     10.375% due 12/15/22 ...............................   100       107
     Norfolk Southern Corp. - Notes
     7.35% due 05/15/07 .................................   125       128
     Union Pacific Corp. - Debs.
     6.625% due 02/01/29 ................................    85        77
                                                                 --------
                                                                      645

U.S. Government Agencies - 23.2%
     Federal Home Loan Bank - Bonds
     5.58% due 08/17/01 .................................   300       299
     6.75% due 02/15/02 ................................. 1,600     1,627
     7.1% due 04/10/07 ..................................   500       532

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                          Par       Market
          Name of Issuer                                 Value      Value
                                                        (000's)    (000's)

PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
     Federal Home Loan Bank Disc. Corp. - Sr.
       Notes
     5.8% due 09/02/08 ................................  $  225    $  223
     Federal Home Loan Mortgage Corp.
     5.125% due 10/15/08 ..............................     400       379
     6.625% due 09/15/09 ..............................   1,000     1,042
     7.0% due 07/15/05 ................................     500       525
     Federal Home Loan Mortgage Corp. - Notes
     5.75% due 04/15/08 ...............................     750       742
     5.75% due 07/15/03 ...............................     800       802
     6.3% due 06/01/04 ................................     300       299
     6.875% due 01/15/05 ..............................     150       156
     Federal National Mortgage Assoc.
     5.125% due 02/13/04 ..............................     230       227
     6.375% due 06/15/09 ..............................     600       615
     Federal National Mortgage Assoc. - Bonds
     6.25% due 05/15/29 ...............................     465       467
     Federal National Mortgage Assoc. - Notes
     4.75% due 11/14/03 ...............................     175       171
     5.375% due 03/15/02 ..............................     450       448
     5.625% due 05/14/04 ..............................   1,100     1,098
     5.875% due 04/23/04 ..............................     300       296
     6.0% due 05/15/08 ................................     340       341
     6.19% due 02/19/09 ...............................     120       117
     6.5% due 04/29/09 ................................     200       199
     7.125% due 03/15/07 ..............................     525       560
     7.125% due 01/15/30 ..............................     359       402
     Financing Corp. - Bonds
     8.6% due 09/26/19 ................................     150       188
     U.S. Treasury - Bonds
     9.0% due 11/15/18 ................................   1,000     1,387
     9.125% due 05/15/09 ..............................     750       834
     U.S. Treasury - Notes
     5.75% due 10/31/02 ...............................   1,000     1,009
                                                                 --------
                                                                   14,985
U.S. Governmental - 41.0%
     U.S. Treasury - Notes
     6.625% due 04/30/02 ..............................     750       761
     U.S. Treasury - Bonds
     5.5% due 08/15/28 ................................   2,175     2,157
     6.5% due 11/15/26 ................................     185       208
     6.75% due 08/15/26 ...............................     775       897
     8.125% due 08/15/21 ..............................   1,100     1,438
     8.75% due 05/15/17 ...............................   1,265     1,699
     8.75% due 08/15/20 ...............................   2,000     2,747
     9.25% due 02/15/16 ...............................     550       760
     10.75% due 08/15/05...............................     600       736
     11.125% due 08/15/03..............................   2,000     2,285
     11.25% due 02/15/15...............................     260       406
     11.75% due 02/15/10...............................     250       308
     11.75% due 11/15/14...............................     465       674
     U.S. Treasury - Notes
     5.625% due 05/15/08...............................   1,200     1,231
     5.75% due 04/30/03................................   2,000     2,027
     5.875% due 11/15/05...............................   1,400     1,448
     6.375% due 08/15/02...............................     960       976
     6.5% due 05/31/02.................................   1,600     1,624
     6.75% due 05/15/05................................     300       320
     7.5% due 11/15/01.................................   1,000     1,016
     7.5% due 05/15/02.................................     450       462
     7.875% due 11/15/04...............................   2,000     2,190
     United Mexican States - Notes
     9.875% due 02/01/10...............................     220       237
                                                                 --------
                                                                   26,607
                                                                 --------
                           TOTAL PUBLICLY-TRADED BONDS-    96.5%   62,473


SHORT-TERM INVESTMENTS - 1.8%

Investment in joint trading account (Note B)
     6.695% due 01/02/01...............................   1,166     1,167
                                                        -------  --------
                                     TOTAL INVESTMENTS-    98.3%   63,640
                   Cash and Receivables, less payables-     1.7%    1,128
                                                        -------  --------
                                            NET ASSETS-   100.0%   64,768

See notes to financial statements.
(a) Pursuant to Rule 144A (a) under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $92 or 0.14% of net assets of the Portfolio.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND


                                                                    Market
          Name of Issuer                                 Shares     Value
                                                                   (000's)
COMMON STOCK

Aerospace & Defense - 4.6%
     Honeywell International, Inc. ....................  25,800   $ 1,221

Brokerage & Investment Management - 2.6%
     Goldman Sachs Group, Inc. ........................     100        11
     Merrill Lynch & Co., Inc. ........................   4,200       287
     Morgan Stanley, Dean Witter, Discover & Co. ......   4,900       388
                                                                  -------
                                                                      686

Business Services - 0.4%
     i2 Technologies, Inc. * ..........................   2,000       109

Computer Equipment - 3.2%
     Intel Corp. ......................................  11,100       334
     Juniper Networks, Inc. * .........................   1,400       176
     VERITAS Software Corp. * .........................   3,600       315
                                                                  -------
                                                                      825

Computer Software & Services - 9.0%
     BEA Systems, Inc. ................................   2,100       141
     EMC Corp. * ......................................  18,300     1,217
     Microsoft Corp. ..................................   4,900       213
     Oracle Corp. * ...................................  17,900       520
     Sun Microsystems, Inc. * .........................   9,800       273
                                                                  -------
                                                                    2,364

Cosmetic & Personal Care - 1.6%
     Colgate-Palmolive Co. ............................   6,200       400

Diversified Operations - 6.9%
     Corning, Inc. ....................................   3,300       174
     General Electric Co. .............................   3,800       182
     Tyco International, Ltd. .........................  25,900     1,438
                                                                  -------
                                                                    1,794

Electronic Products & Services - 10.4%
     Applied Materials, Inc. * ........................   9,700       371
     Applied Micro Circuits Corp. * ...................   2,394       180
     Cisco Systems, Inc. * ............................  38,700     1,480
     Micron Technology, Inc. * ........................   5,800       206
     PMC-Sierra, Inc. * ...............................   2,000       157
     SDL, Inc. * ......................................     900       133
     Solectron Corp. * ................................   5,600       190
                                                                  -------
                                                                    2,717

Financial Services - 9.3%
     Citigroup, Inc. ..................................  31,308     1,599
     Household International, Inc. ....................   7,200       396
     Jersey Puerto Morgan Chase & Co. .................   9,600       436
                                                                  -------
                                                                    2,431

Health Care Products - 13.7%
     Human Genome Sciences, Inc. * ....................   4,800       333
     Medtronic, Inc. ..................................   5,900       356
     Pfizer, Inc. .....................................  33,200     1,527
     Pharmacia Corp. ..................................   6,900       421
     Schering-Plough Corp. ............................  16,500       936
                                                                  -------
                                                                    3,573

Insurance - 0.9%
     American International Group, Inc. ...............   2,600       256

Media - Publishing - 2.8%
     AT&T Corp. - Liberty Media Group - Cl. A * .......  54,100       734


Media - TV / Radio - 7.1%
     Time Warner, Inc. ................................  25,900     1,353
     Viacom, Inc. - Cl. B * ...........................  11,299       528
                                                                  -------
                                                                    1,881

Personal & Commercial Lending - 4.1%
     MBNA Corp. .......................................  29,300     1,082

Retail - Department Stores - 5.2%
     Home Depot, Inc. .................................  17,200       786
     Kohl's Corp. .....................................   9,500       579
                                                                  -------
                                                                    1,365

Retail - Drug Stores - 1.2%
     Walgreen Co. .....................................   7,600       318

Telecommunication Equipment - 7.8%
     Nokia Oyj - ADR ..................................  33,200     1,444
     Nortel Networks Corp. ............................  17,100       548
     TyCom, Ltd. ......................................   2,700        61
                                                                  -------
                                                                    2,053

Telecommunication Services - 3.0%
     Vodafone Group plc ..............................   22,500       806

Telephone - 1.4%
     AT&T Wireless Group * ...........................   22,600       391

U.S. Government Agencies - 2.3%
     Federal Home Loan Mortgage Corp. ................    8,700       599
                                                                  -------
                                   TOTAL COMMON STOCK-     97.5%   25,605

                                                           Par
                                                          Value
                                                         (000's)
COMMERCIAL PAPER - 4.3%
   Prudential Funding Corp. ..........................
      6.54% due 01/04/01 .............................   $1,122     1,122
                                                        -------   -------
                                    TOTAL INVESTMENTS-    101.8%   26,727
                  Payables, less cash and receivables-     (1.8)%    (483)
                                                        -------   -------
                                           NET ASSETS-    100.0%   26,244
                                                        =======   =======
* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                    Market
          Name of Issuer                                 Shares     Value
                                                                   (000's)
COMMON STOCK

Aerospace & Defense - 0.5%
     GenCorp, Inc. .....................................  2,600    $   25
     HEICO Corp. .......................................  1,200        19
     Kaman Corp. - Cl. A ...............................  1,600        27
     Teledyne Technologies, Inc. * .....................  1,000        24
     The Titan Corp. * .................................  1,000        16
                                                                   ------
                                                                      111

Agricultural Operations - 0.1%
     Agribrands International, Inc. * ..................    600        32

Auto & Truck Parts - 1.5%
     Autoliv, Inc. .....................................  1,400        22
     AutoZone, Inc. * ..................................  1,300        37
     B.F. Goodrich Co. .................................  1,300        47
     Bandag, Inc. ......................................    800        33
     Cummins Engine Company, Inc. ......................  1,300        49
     Lear Corp. * ......................................  1,600        40
     Navistar International Corp., Inc. - Cl. B ........  1,800        47
     Superior Industries International, Inc. ...........  1,000        32
     Visteon Corp. * ...................................  1,500        17
                                                                   ------
                                                                      324

Automobile - 0.2%
     Oshkosh Truck Corp. ...............................    900        40

Bank - 6.0%
     BancorpSouth, Inc. ................................    675         8
     Bancwest Corp. ....................................  4,500       118
     Banknorth Group, Inc. .............................  1,725        34
     Capitol Federal Financial .........................  2,000        34
     Cathay Bancorp, Inc. ..............................  1,000        59
     City National Corp. ...............................  1,900        74
     Commerce Bancshares, Inc. .........................  1,680        72
     CORUS Bankshares, Inc. ............................  1,500        74
     Cullen/Frost Bankers, Inc. ........................  2,800       117
     Dime Bancorp, Inc. ................................  2,200        65
     Downey Financial Corp. ............................  1,800        99
     F & M National Corp. ..............................  1,000        26
     First Citizens BancShares, Inc. - Cl. A ...........    300        24
     First Sentinel Bancorp, Inc. ......................  1,400        16
     First Virginia Banks, Inc. ........................  1,300        62
     GBC Bancorp. ......................................    800        31
     Hancock Holding Co. ...............................  1,300        50
     Hibernia Corp. - Cl. A ............................  1,800        23
     Imperial Bancorp * ................................  2,700        71
     Mercantile Bankshares Corp. .......................  2,400       104
     Net.B@nk, Inc. * ..................................    500         3
     North Fork Bancorporation, Inc. ...................  1,100        27
     OceanFirst Financial Corp. ........................  1,300        32
     Omega Financial Corp. .............................    600        16
     Silicon Valley Bancshares * .......................  1,400        48
     United Community Financial Corp. ..................  1,900        13
                                                                   ------
                                                                    1,300

Brokerage & Investment Management - 1.6%
     A.G. Edwards, Inc. ................................  1,800        85
     Affiliated Managers Group, Inc. * .................  1,200        66
     Jefferies Group, Inc. .............................  1,800        56
     John Nuveen Co. - Cl. A ...........................  1,300        75
     Raymond James Financial, Inc. .....................  1,500        52
     Southwest Securities Group, Inc. ..................    760        20
                                                                   ------
                                                                      354

Business Services - 1.2%
     Comdisco, Inc. ....................................  2,200        25
     DiamondCluster, Inc. * ............................    900        28
     Express Scripts, Inc. - Cl. A * ...................    500        51
     Forrester Research, Inc. * ........................    500        25
     Harris Corp. ......................................  1,100        34
     Heidrick & Struggles International,  Inc. .........    900        38
     Manpower, Inc. ....................................  1,300        49
                                                                   ------
                                                                      250

Chemical - 2.2%
     Albemarle Corp. ...................................  2,200        54
     Arch Chemicals, Inc. ..............................  1,300        23
     Ashland, Inc. .....................................  2,800       100
     Cabot Corp. .......................................  1,600        42
     ChemFirst, Inc. ...................................  1,200        26
     Crompton Corp. ....................................  1,300        14
     Cytec Industries, Inc. * ..........................  1,100        44
     Eastman Chemical Co. ..............................  1,600        78
     IMC Global, Inc. ..................................  1,200        19
     Lubrizol Corp. ....................................  1,500        39
     Millennium Chemicals, Inc. ........................  1,300        24
     W.R. Grace & Co. ..................................  2,900         9
                                                                   ------
                                                                      472

Commercial Services - 3.4%
     ACNielson Corp. * .................................  1,100        40
     ADVO, Inc. ........................................  1,300        58
     Brady Corp. - Cl. A ...............................    900        30
     CSG Systems International, Inc. * .................    600        28
     Data Broadcasting Corp. * .........................    900         3
     F.Y.I., Inc. * ....................................    800        30
     Fair Issac & Co., Inc. ............................    900        46
     Identix, Inc. * ...................................    400         3
     Informix Corp. * ..................................  3,150         9
     Lamar Advertising Co. * ...........................    800        31
     Macrovision Corp. * ...............................    400        30
     MarchFirst, Inc. * ................................  2,732         4
     Paxar Corp. * .....................................  1,500        15
     Plexus Corp. * ....................................    600        18
     Power One, Inc. * .................................    500        20
     Quanta Services, Inc. * ...........................  1,350        44
     R.R. Donnelley & Sons Co. .........................  1,700        46
     RENT A CAR * ......................................  2,000        69
     Standard Register Co. .............................  1,500        21
     Steelcase, Inc. - Cl. A ...........................  3,700        51

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                       Market
           Name of Issuer                     Shares    Value
                                                       (000's)
   COMMON STOCK - Continued

   Commercial Sevices - Continued
     Sybase, Inc. * ........................   2,100   $     42
     Sylvan Learning Systems, Inc. * .......   1,300         19
     TeleTech Holdings, Inc. * .............   1,700         31
     True North Communications .............   1,000         43
     Wackenhut Corp. - Cl. A ...............     600          8
                                                       --------
                                                            739

   Computer Equipment - 1.3%
     Cerner Corp. * ........................     800         37
     Diebold, Inc. .........................   1,400         47
     Extreme Networks, Inc. * ..............     600         23
     InFocus Corp. * .......................     800         12
     Intergraph Corp. ......................     600          4
     Mentor Graphics Corp. * ...............   1,700         47
     Predictive Systems, Inc. * ............   1,900         13
     Quantum Corp. - DLT & Storage * .......   1,400         19
     SanDisk Corp. * .......................     900         25
     Silicon Storage Technology, Inc. * ....   1,100         13
     Tech Data Corp. * .....................   1,600         43
                                                       --------
                                                            283

   Computer Software & Services - 7.1%
     About.com, Inc. * .....................     100          3
     Actuate Software Corp .................     700         13
     Acxiom Corp. * ........................   1,400         55
     Advent Software, Inc. * ...............     400         16
     Affiliated Computer Services, Inc. -
      Cl. A ................................    *800         49
     Agile Software Corp. * ................     300         15
     Art Technology Group, Inc. * ..........     600         18
     Aspen Technologies, Inc. * ............     400         13
     Autodesk, Inc .........................     700         19
     Avant! Corp. * ........................   1,600         29
     Avocent Corporation * .................     700         19
     Barra, Inc. * .........................   1,050         49
     Black Box Corp. * .....................     400         19
     Broadbase Software, Inc. * ............     600          4
     CacheFlow, Inc. * .....................     200          3
     Cadence Design Systems, Inc. * ........   2,600         71
     Ceridian Corp. * ......................   1,300         26
     CheckFree Corp ........................     600         26
     Clarent Corp. * .......................     400          5
     CNET Networks, Inc ....................   1,100         18
     Cognizant Technology Solutions Corp ...     500         18
     Critical Path, Inc. * .................     600         18
     Digex, Inc. * .........................     400          9
     Digital Insight Corp. * ...............     400          7
     Digital Island, Inc. * ................     800          3
     Documentum, Inc. * ....................     500         25
     E.piphany, Inc. * .....................     800         43
     EarthLink, Inc. * .....................     761          4
     Echelon Corp. * .......................     300          5
     F5 Networks, Inc. * ...................     100          1
     FileNet Corp. * .......................   1,000         27
     Frontline Capital Group ...............     100          1
     go.com * ..............................     530          2
     GTECH Holdings Corporation ............   1,800         37
     IGATE Capital Corp. ...................     900          3
     Informatica Corporation * .............     600         24
     Interliant, Inc .......................     300          1
     Internap Network Services Corp. * .....   1,000          7
     Internet Security System, Inc .........     300         24
     Internet.com Corp. * ..................     200          1
     Intertrust Technologies Corp. * .......     800          3
     Interwoven, Inc. * ....................     400         26
     Intranet Solutions, Inc. * ............     200         10
     Kana Communications, Inc. * ...........   1,000         12
     Keynote Systems, Inc. * ...............     400          6
     Liberate Technologies, Inc. * .........     700         10
     LookSmart, Ltd. * .....................     500          1
     Macromedia, Inc. * ....................     600         36
     Manugistics Group, Inc. * .............     400         23
     Micromuse, Inc. * .....................     600         36
     Multex.com, Inc. * ....................     300          4
     National Data Corp. ...................   1,100         40
     NCR Corp. * ...........................   1,600         79
     Netegrity, Inc. * .....................     300         16
     NetIQ Corp. * .........................     500         44
     Network Associates, Inc. ..............   1,700          7
     NorthPoint Communications Group, Inc. *     700          0
     Nuance Communications .................     100          4
     NVIDIA Corp. * ........................     600         20
     Packeteer, Inc. * .....................     400          5
     Parametric Technology Corp. * .........   2,000         27
     PC-Tel, Inc. * ........................     200          2
     Peoplesoft, Inc .......................   2,000         74
     Peregrine Systems, Inc. * .............   2,000         39
     Proxicom, Inc. * ......................     400          2
     PurchasePro.com, Inc. * ...............     300          5
     Quest Software, Inc. * ................     400         11
     Radiant Systems, Inc. * ...............   1,100         23
     Rainbow Technologies, Inc. * ..........   1,500         24
     Red Hat, Inc. * .......................     800          5
     Retek, Inc. * .........................     545         13
     Rhythms NetConnections, Inc. * ........     600          1
     RSA Security, Inc. * ..................     400         21
     Safeguard Scientifics, Inc. * .........   1,300          9
     Scient Corp. * ........................     500          2
     SCM Microsystems, Inc. * ..............     200          7
     Secure Computing Corp. * ..............     300          3
     SonicWall, Inc. * .....................     300          5
     Symantec Corp. * ......................   1,200         40
     Synopsys, Inc. * ......................     400         19
     THQ, Inc. * ...........................   1,200         29
     Trizetto Group, Inc. * ................     100          2
     Unigraphics Solutions, Inc. * .........   1,100         18
     Verity, Inc. * ........................     400         10
     VerticalNet, Inc. * ...................   1,200          8
     Viant Corp. * .........................     600          2

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                          Market
            Name of Issuer                     Shares      Value
                                                          (000's)
   COMMON STOCK - Continued
   Computer Software & Services - Continued
     WatchGuard Technologies, Inc. ..........    200  $       6
     webMethods, Inc. * .....................    205         18
     WebTrends Corp. * ......................    500         14
                                                       --------
                                                          1,551

   Construction - 1.1%
     Centex Construction Products, Inc. .....  1,300         36
     Dain Rauscher Corp. ....................    400         38
     Dycom Industries, Inc. * ...............    700         25
     EMCOR Group, Inc. * ....................    800         20
     Hughes Supply, Inc. ....................  1,600         29
     NVR, Inc. * ............................    600         74
     USG Corp. * ............................  1,300         29
                                                       --------
                                                            251

   Consumer Miscellaneous - 1.5%
     Briggs & Stratton Corp. ................  1,200         53
     Concord Camera Corp. * .................    900         15
     GoTo.com, Inc. * .......................    300          2
     Harman International Industries, Inc. ..    800         29
     Herbalife International, Inc. - Cl. A ..  1,100          8
     Ingram Micro, Inc. - Cl. A * ...........  2,200         25
     JAKKS Pacific , Inc ....................  2,300         21
     Learning Tree International, Inc. * ....    400         20
     Nu Skin Enterprises, Inc. - Cl. A * ....  2,800         15
     SCP Pool Corp. * .......................    800         24
     Sherwin-Williams Co. ...................  2,000         53
     Toro Co. ...............................  1,600         59
                                                       --------
                                                            324

   Container - 0.3%
     Bemis Co., Inc. ........................  1,600         54

   Cosmetic & Personal Care - 0.3%
     Alberto-Culver Co. - Cl. B .............  1,500         64

   Diversified Operations - 1.9%
     A.O. Smith Corp. .......................  1,300         22
     Actuant Corp. - Cl. A * ................    900          3
     Chemed Corp. ...........................    600         20
     Coherent, Inc. * .......................  1,100         36
     GenTek, Inc. ...........................  1,300         22
     Harsco Corp. ...........................  1,500         37
     Henry Schein, Inc. * ...................  1,900         66
     Intermune Pharmaceuticals * ............    500         22
     ITT Industries, Inc. ...................  2,300         89
     Pall Corp. .............................  1,400         30
     Reynolds & Reynolds Co. - Cl. A ........  1,500         30
     Trinity Industries, Inc. ...............  1,400         35
                                                       --------
                                                            412

   Electric Power - 4.9%
     Allegheny Energy, Inc. .................  2,700        130
     CMS Energy Corp. .......................  2,000         63
     El Paso Electric Company ...............  2,500         33
     Energy East Corp. ......................  5,900        116
     NiSource, Inc ..........................  1,800         55
     NRG Energy, Inc. * .....................  3,200         89
     Pinnacle West Capital Corp. ............  2,500        119
     PPL Corp ...............................  3,200        145
     Public Service Co. of New Mexico .......  2,700         73
     Puget Sound Energy, Inc. ...............  3,200         89
     RGS Energy Group, Inc. .................  3,500        114
     UtiliCorp United, Inc. .................  1,100         34
                                                       --------
                                                          1,060

   Electrical Equipment - 0.6%
     Anixter International, Inc. ............  2,000         43
     C&D Technologies, Inc. .................    700         30
     Genlyte Corp. (The) * ..................  1,300         31
     Littelfuse, Inc. * .....................    900         26
                                                      ---------
                                                            130

   Electronic Products & Services - 6.6%
     Actel Corp. * ..........................    700         17
     Aeroflex, Inc. * .......................    800         23
     Alliance Semiconductor Corp. * .........    800          9
     Alliant Energy Corp. ...................  1,700         54
     Alpha Industries, Inc. .................    500         19
     Amphenol Corp. - Cl. A * ...............    800         31
     Anadigics, Inc. * ......................    650         11
     Anaren Micro Circuits, Inc. ............    400         27
     Arrow Electronics, Inc. * ..............  2,100         60
     Asyst Technologies, Inc. * .............  1,000         13
     Audiovox Corp. - Cl. A * ...............  1,200         11
     Avnet, Inc. ............................  2,000         43
     Ball Corp. .............................  1,700         78
     Benchmark Electronics, Inc. * ..........    600         14
     Brooks Automation, Inc. * ..............    700         20
     Cabot Microelectronics Corp. ...........    364         19
     Checkpoint Systems, Inc. * .............    600          5
     Cirrus Logic, Inc. * ...................  1,300         24
     Cognex Corp. * .........................    600         13
     Credence Systems Corp. * ...............  1,300         30
     Cree, Inc. * ...........................    800         28
     CyberOptics Corp. ......................    900         15
     Cymer, Inc. * ..........................    900         23
     Cytyc Corp. * ..........................    600         38
     Dallas Semiconductor Corp. .............  1,300         33
     DSP Group, Inc. * ......................    500         11
     Elantec Semiconductor, Inc. * ..........    500         14
     Electro Scientific Industries, Inc. * ..    600         17
     Emulex Corp. * .........................    600         48
     Entrust Technologies, Inc. .............    600          8
     Exar, Corp. * ..........................    800         25
     FEI Company * ..........................    600         14
     General Semiconductor, Inc. ............    600          4
     II-VI, Inc. * ..........................  1,000         15
     Intersil Holding Corp. * ...............    900         21
     Kemet Corp. * ..........................  2,400         36

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                          Market
            Name of Issuer                    Shares       Value
                                                          (000's)
   COMMON STOCK - Continued

   Electronic Products & Services - Continued
     Kent Electronics Corp. * ..............   1,100  $      18
     Lam Research Corp. * ..................   1,600         23
     Lattice Semiconductor Corp. * .........   1,500         28
     LTX Corp. * ...........................     800         10
     Mattson Technology, Inc. * ............   1,200         12
     MIPS Technologies, Inc. - Cl.A * ......     600         16
     Molecular Devices, Corp. * ............     300         21
     Moog, Inc. - Cl. A * ..................   1,000         29
     Newport Corp. .........................     400         31
     PerkinElmer, Inc. .....................     500         53
     QLogic Corp. * ........................     900         69
     Sawtek, Inc. * ........................     300         14
     Sensormatic Electronics Corp. * .......   1,200         24
     Silicon Valley Group, Inc. * ..........   1,700         49
     Technitrol, Inc. ......................     400         16
     Tektronix, Inc. .......................   1,400         47
     Three-Five Systems, Inc. * ............     500          9
     TranSwitch Corp. * ....................     900         35
     Trimble Navigation, Ltd. * ............     300          7
     Ultimate Electronics, Inc. ............     600         13
     Vicor Corp. * .........................     600         18
     Virata, Corp. * .......................     400          4
     Woodhead Industries, Inc. .............   1,300         26
                                                      ---------
                                                          1,443

   Financial Services - 2.0%
     Advanta Corp. - Cl. A .................   1,600         14
     AmeriCredit Corp. * ...................   1,800         49
     Ameritrade Holding Corporation * ......     800          6
     BlackRock, Inc. * .....................   1,100         46
     First Tennessee National Corp. ........   1,700         49
     Frontier Financial Corp. ..............   1,000         25
     GreenPoint Financial Corp. ............   3,200        131
     Heller Financial, Inc. ................   1,600         49
     Rollins Truck Leasing Corp. ...........   1,500         12
     S1 Corp. * ............................     400          2
     UIL Holding Corp. .....................   1,300         65
                                                      ---------
                                                            448

   Food, Beverage & Tobacco - 3.3%
     Brown-Forman Corp. - Cl. B ............   2,400        160
     Constellation Brands, Inc. - Cl. A * ..     900         53
     Corn Products International, Inc. .....   1,200         35
     Fleming Cos., Inc. ....................   1,300         15
     IBP, Inc. .............................   1,000         27
     J.M. Smucker Co. ......................   1,300         36
     NBTY, Inc. * ..........................   1,400          7
     Pepsi Bottling Group, Inc. ............   2,100         84
     Pilgrims Pride Corp. - Cl. B ..........   1,300         10
     R.J. Reynolds Tobacco Holdings,
       Inc. * ..............................   2,800        136
     Robert Mondavi Corp. - Cl. A * ........     800         43
     Sensient Technologies Corp. ...........   1,600         36
     Suiza Foods Corp. * ...................   1,000         48
     SUPERVALU, Inc. .......................   1,700         24
                                                      ---------
                                                            714

   Foreign Governmental - 0.1%
     Interface, Inc. .......................   2,100         18

   Health Care Products - 7.0%
     Abgenix, Inc. * .......................   1,100         65
     Alpharma, Inc. - Cl. A ................     900         39
     Andrx Corp - Andrx Group * ............     700         41
     Apogent Technologies, Inc. * ..........     700         14
     Applera Corporation - Celera
       Genomics Group * ....................     700         25
     Aurora Biosciences Corp. * ............     500         16
     Beckman Coulter, Inc. .................   1,200         50
     Bergen Brunswig Corp. - Cl. A .........   2,900         46
     C.R. Bard, Inc. .......................     800         37
     Celgene Corp. * .......................   1,000         33
     Cell Genesys, Inc. * ..................   1,300         30
     CuraGen Corp. * .......................     500         14
     DENTSPLY International, Inc. ..........   1,300         51
     Diagnostic Products Corporation .......   1,100         60
     Elan Corp. plc - ADR * ................       1
     ENZON, Inc. ...........................     300         19
     Gilead Sciences, Inc. * ...............     300         25
     Haemonetics Corp. * ...................     900         28
     ICN Pharmaceuticals, Inc. .............   2,600         80
     Immunogen, Inc. .......................     600         13
     Incyte Pharmaceuticals, Inc. * ........   1,100         27
     Invitrogen Corp. * ....................     400         35
     King Pharmaceuticals, Inc. * ..........   1,650         85
     Laboratory Corporation of America
       Holdings ............................     300         53
     Maxim Pharmaceuticals, Inc. * .........     700          4
     Maxygen, Inc. * .......................     500         12
     Medarex, Inc. * .......................   1,000         41
     Medicis Pharmaceutical Corp. - Cl. A ..     700         41
     MiniMed, Inc. * .......................     500         21
     Mylan Laboratories, Inc. ..............   3,400         86
     Myriad Genetics, Inc. * ...............     300         25
     Noven Pharmaceuticals, Inc. * .........     600         22
     Owens and Minor, Inc. .................   2,600         46
     Pharmacopeia, Inc. * ..................     800         17
     PolyMedica Corporation * ..............     800         27
     Praecis Pharmeceuticals, Inc. * .......     900         26
     Priority Healthcare Corp. - Cl. B * ...     800         33
     Protein Design Labs, Inc. * ...........     600         52
     Respironics, Inc. * ...................   1,300         37
     Sybron Dental Specialties * ...........     233          4
     Techne Corp. * ........................   1,000         36
     Tularik, Inc. * .......................     900         26
     Vertex Pharmaceuticals, Inc. * ........     500         36
     Vical Incorporated * ..................   1,300         24
     Zoll Medical Corporation * ............     600         21
                                                      ---------
                                                          1,523

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                         Market
           Name of Issuer                     Shares      Value
                                                         (000's)
   COMMON STOCK - Continued

   Health Care Services - 3.9%
     AmeriPath, Inc. * .....................     700  $      18
     AmeriSource Health Corp. - Cl. A * ....   1,000         51
     Apria Healthcare Group, Inc. * ........   1,300         39
     Beverly Enterprises, Inc. * ...........   1,700         14
     Bindley Western Industries, Inc. ......   1,521         63
     Health Management Associates, Inc. -
       Cl. A * .............................   2,100         44
     HEALTH NET, Inc. ......................   1,800         47
     HEALTHSOUTH Corp. * ...................   4,400         72
     Idec Pharmaceuticals Corp. ............     400         76
     Oxford Health Plans, Inc. * ...........   1,100         43
     PacifiCare Health Systems, Inc. * .....   2,900         44
     Quest Diagnostics, Inc. * .............     400         57
     St. Jude Medical, Inc. * ..............   1,000         61
     Syncor International Corporation * ....     800         29
     Triad Hospitals, Inc. * ...............     800         26
     Trigon Healthcare, Inc. * .............     700         54
     Universal Health Services, Inc. - Cl. B *   700         78
     WebMD Corp. * .........................   2,700         21
                                                      ---------
                                                            837

   Household Appliances / Furnishings - 0.6%
     Aaron Rents, Inc. .....................   1,000         14
     CompX International, Inc. * ...........   1,000          9
     Mohawk Industries, Inc. * .............   1,300         35
     Rent-Way, Inc. * ......................   1,100          5
     Salton, Inc. * ........................     900         19
     Springs Industries, Inc. - Cl. A ......   1,500         49
                                                      ---------
                                                            131

   Housing - 1.1%
     American Standard Cos., Inc. ...........  1,100         54
     Centex Corp. ...........................  1,700         64
     D.R. Horton, Inc. ......................  1,317         32
     Kaufman & Broad Home Corp. .............  1,200         41
     Pulte Corp. ............................    900         38
                                                      ---------
                                                            229

   Insurance - 3.9%
     Allmerica Financial Corp. ..............    700         51
     Ambac Financial Group, Inc. ............    750         44
     Fidelity National Financial, Inc. ......  1,310         48
     LandAmerica Financial Group, Inc. ......  1,300         53
     National Western Life Insurance Co. ....    500         52
     Nationwide Financial Services - Cl. A ..  1,600         76
     Old Republic International Corp. .......  3,100         99
     Presidential Life Corp. ................  1,300         19
     Radian Group, Inc. .....................  1,100         83
     Stancorp Financial Group, Inc. .........  1,200         57
     The Midland Co. ........................    900         25
     The MONY Group, Inc. ...................  2,600        128
     The PMI Group, Inc. ....................  1,200         81
     Triad Guaranty, Inc. *..................    900         30
                                                      ---------
                                                            846

   Leisure & Recreation - 1.5%
     Anchor Gaming *.........................    800  $      31
     Arctic Cat, Inc. .......................  1,900         22
     Argosy Gaming Co. *.....................  1,300         25
     Aztar Corp. *...........................  1,900         25
     Brunswick Corp. ........................  2,600         43
     Dover Downs Entertainment *.............  1,300         14
     Lodgenet Entertainment Corp. ...........  1,200         21
     Park Place Entertainment Corp. *........  2,600         31
     SABRE Group Holdings, Inc. *............  1,400         60
     Ticketmaster Online-CitySearch, Inc. -
     Cl. B *.................................    400          3
     Trendwest Resorts, Inc. *...............    800         22
     World Wrestling Federation
     Entertainment, Inc. ....................  1,300         21
                                                      ---------
                                                            318

   Machinery - 2.0%
     Applied Industrial Technologies, Inc. ..  1,700         35
     FMC Corp. *.............................  1,100         79
     Imation Corp. *.........................  1,000         16
     JLG Industries, Inc. ...................  2,300         24
     Nordson Corporation.....................  1,000         26
     SPX Corp. ..............................    300         32
     Stewart & Stevenson Services, Inc. .....    900         20
     Tecumseh Products Co. - Cl. A...........    900         38
     Thermo Electron Corp. *.................  4,400        131
     Zebra Technologies Corp. - Cl. A *......    500         20
                                                      ---------
                                                            421

   Media - Publishing - 0.6%
     McClatchy Newspapers, Inc. - Cl. A......  1,300         55
     Penton Media, Inc. .....................    700         19
     Pulitzer, Inc. .........................  1,000         47
                                                      ---------
                                                            121

   Media - TV / Radio - 2.0%
     A.H. Belo Corp. ........................  2,600         42
     BHC Communications, Inc. - Cl. A *......    300         39
     Chris-Craft Industries , Inc. ..........    800         53
     Cox Radio, Inc. - Cl. A *...............  1,500         34
     Emmis Communications Corp. .............  1,200         34
     Entercom Communications Corp. *.........  1,100         38
     Getty Images, Inc. .....................    900         29
     Hearst-Argyle Television, Inc. *........  1,500         31
     Insight Communications Company, Inc. *..  1,400         33
     Primedia, Inc. .........................  1,200         14
     Radio One, Inc. *.......................  2,300         24
     Westwood One, Inc. *....................  2,600         50
                                                      ---------
                                                            421

   Metal Production & Fabrication - 0.3%
     Commercial Metals Co....................  1,300         29
     Timken Co. .............................  1,300         19
     Worthington Industries, Inc. ...........  1,600         13
                                                      ---------
                                                             61

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                       Market
                  Name of Issuer              Shares   Value
                                                       (000's)
     COMMON STOCK - Continued

   Metals & Mining - 0.3%
     Precision Castparts Corp. ..............  1,500  $      63

   Natural Gas Distribution - 1.2%
     Nicor, Inc. ............................  1,600         69
     Peoples Energy Corp. ...................  3,300        148
     UGI Corp. ..............................  1,500         38
                                                      ---------
                                                            255

   Oil - 0.2%
     ONEOK, Inc. ............................  1,000         48

   Oil & Natural Gas Exploration &
     Production - 4.1% ......................
     EOG Resources, Inc. ....................    800         44
     Equitable Resources, Inc. ..............  1,100         73
     Helmerich & Payne, Inc. ................  2,400        105
     Kinder Morgan, Inc. ....................  1,200         63
     Murphy Oil Corp. .......................  1,100         66
     Noble Affiliates, Inc. .................  1,300         60
     Ocean Energy, Inc. * ...................  2,700         47
     Patina Oil & Gas Corporation ...........  1,300         31
     Patterson Energy, Inc. * ...............    700         26
     Pride International, Inc. * ............  1,200         30
     Rowan Cos., Inc. * .....................  1,100         30
     Sunoco, Inc. ...........................  1,300         44
     Tom Brown, Inc. ........................  1,300         43
     Ultramar Diamond Shamrock Corp. ........  3,800        117
     Valero Energy Corp. ....................  1,700         63
     Vintage Petroleum, Inc. ................  1,600         34
                                                      ---------
                                                            876

   Oil - Equipment & Service - 0.7%
     Hanover Compressor Co. * ...............    700         31
     Marine Drilling Companies, Inc. * ......  1,400         38
     Smith International, Inc. ..............    700         52
     Tidewater, Inc. ........................    900         40
                                                      ---------
                                                            161

   Paper & Forest Products - 1.7%
     Boise Cascade Corp. ....................  1,200         40
     Bowater, Inc. ..........................  1,600         90
     Louisiana-Pacific Corp. ................  3,500         36
     Pope & Talbot, Inc. ....................  2,100         35
     Rayonier, Inc. .........................  1,000         40
     United Stationers, Inc. * ..............  1,800         43
     Westvaco Corp. .........................  2,700         79
                                                      ---------
                                                            363

   Personal & Commercial Lending - 0.4%
     Countrywide Credit Industries, Inc. ....  1,100         55
     Metris Cos., Inc. ......................  1,277         34
                                                      ---------
                                                             89

   Pollution Control - 0.2%
     Republic Services, Inc. - Cl. A ........  2,300         39

   Precious Metals/Gems/Stones - 0.3%
     Freeport-McMoRan Copper & Gold, Inc. -
       Cl. B ................................  2,300         20
     Homestake Mining Co. ...................  3,800         16
     Newmont Mining Corp. ...................  1,900         32
                                                      ---------
                                                             68

   Real Estate Development - 0.5%
     Lennar Corp. ...........................  1,900         69
     Standard Pacific Corp. .................  1,300         30
                                                      ---------
                                                             99

   Real Estate Investment Trust - 5.0%
     AMLI Residential Properties Trust ......  2,000         49
     Arden Realty Group, Inc. ...............  2,200         55
     Avalonbay Communities, Inc. ............  2,300        115
     Boston Properties, Inc. ................  1,600         70
     CarrAmerica Realty Corp. ...............  2,700         85
     Duke Realty Investments, Inc. ..........  3,100         76
     First Industrial LP * ..................  1,300         44
     General Growth Properties ..............  1,600         58
     Highwoods Properties, Inc. .............  2,600         65
     International Rectifier Corp. * ........    600         18
     Kimco Realty Corp. .....................  1,100         49
     Liberty Property Trust .................  2,300         66
     Mack-Cali Realty Corp. .................  2,000         57
     Public Storage, Inc. ...................  2,000         49
     Spieker Properties, Inc. ...............  3,200        160
     Vornado Realty Trust ...................  1,700         65
                                                      ---------
                                                          1,081

   Real Estate Operations - 0.6%
     HomeStore.com, Inc. * ..................    600         12
     M.D.C. Holdings, Inc. ..................  1,700         56
     Security Capital Group, Inc. - Cl. B * .  2,600         52
                                                      ---------
                                                            120

   Retail - Department Stores - 3.0%
     Abercrombie & Fitch Co. * ..............  1,000         20
     AnnTaylor Stores Corp. * ...............    800         20
     Barnes & Noble, Inc. * .................  1,300         34
     Borders Group, Inc. * ..................  2,200         26
     Cato Corp. - Cl. A .....................  1,300         18
     Coldwater Creek, Inc. ..................    600         19
     Dollar Thrifty Automotive Group,
       Inc. * ...............................  2,400         45
     eToys, Inc. * ..........................    800          0
     Family Dollar Stores, Inc. .............  1,100         24
     FREDS , Inc. ...........................  1,000         21
     Genesco, Inc. * ........................  1,200         29
     Handleman Co. ..........................  2,200         16
     Harcourt General, Inc. .................    700         40
     Haverty Furniture Co., Inc. ............  1,400         14
     Hollywood Entertainment Corp. * ........    600          1
     Hot Topic, Inc. * ......................  1,600         26
     Insight Enterprises, Inc. * ............  1,100         20

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                             Market
                 Name of Issuer                    Shares     Value
                                                             (000's)
   COMMON STOCK - Continued

   Retail - Department Stores - Continued
     InterTAN, Inc. * ...........................   1,250   $     15
     Michaels Stores, Inc. * ....................   1,000         26
     MSC Industrial Direct Co., Inc. - Cl. A ....   1,600         29
     Neiman Marcus Group, Inc. - Cl. A ..........   1,600         57
     Pier 1 Imports, Inc. .......................   2,600         27
     Shopko Stores, Inc. ........................   1,100          6
     Spiegel, Inc. - Cl. A ......................   1,600          7
     Toys "R" Us, Inc. * ........................   2,300         38
     Tweeter Home Entertainment Group, Inc. .....     600          7
     Venator Group, Inc. ........................   2,400         37
     Zale Corp. * ...............................   1,200         35
                                                           ---------
                                                                 657

   Retail - Food - 0.9%
     Brinker International, Inc. * ..............   1,100         47
     Charming Shoppes, Inc. * ...................   1,200          7
     Darden Restaurants, Inc. ...................   1,400         32
     Landry's Seafood Restaurants, Inc. * .......   1,000         10
     RARE Hospitality International, Inc. * .....   1,350         30
     Ryan's Family Steak Houses, Inc. * .........   1,200         11
     The Great Atlantic & Pacific Tea Co., Inc. .   1,200          8
     Webvan Group, Inc. * .......................   1,500          1
     Whole Foods Market, Inc. * .................     800         49
                                                           ---------
                                                                 195

   Shoe & Apparel Manufacturing - 0.2%
     Liz Claiborne, Inc. ........................     800         33
     Stein Mart, Inc. * .........................   1,800         21
                                                           ---------
                                                                  54

   Steel - 0.4%
     AK Steel Holding Corp. .....................   2,800         24
     Nucor Corp. ................................   1,300         52
     Remec, Inc. * ..............................     850          8
                                                           ---------
                                                                  84

   Telecommunication Equipment - 1.3%
     Advanced Fibre Communications, Inc. * ......   1,000         18
     Andrew Corp. * .............................   1,100         24
     Cable Design Technologies Corp. ............   1,650         28
     Covad Communications Group, Inc. * .........   1,600          3
     DMC Stratex Networks, Inc. - Notes * .......   1,200         18
     Efficient Networks, Inc. * .................     300          4
     Finisar Corp. * ............................     800         23
     Glenayre Technologies, Inc. * ..............   1,700          6
     Harmonic, Inc. * ...........................     517          3
     International FiberCom, Inc. ...............     800          4
     L-3 Communications Holdings, Corp. * .......     500         38
     Natural MicroSystems Corporation * .........     700          7
     Polycom, Inc. * ............................     300         10
     Powerwave Technologies, Inc. * .............     400         23
     Spectrasite Holdings, Inc. .................   1,900         25
     Tekelec, Inc. ..............................     600         18
     Terayon Communication Systems, Inc. * ......     700          3
     TriQuint Semiconductor, Inc. * .............     600         26
     Tut Systems, Inc. ..........................     200          2
     World Access, Inc. * .......................   1,400          3
                                                           ---------
                                                                 286

   Telecommunication Services - 1.1%
     Centennial Cellular Corp. - A Shares * .....   1,500         28
     Citizens Communications Co. ................   4,200         55
     Focal Communications Corp. * ...............     800          6
     Greif Bros. Corp. - Cl. A ..................   1,000         28
     IDT Corp. * ................................     300          6
     Illuminet Holdings, Inc. * .................   1,000         23
     Leap Wireless International, Inc. * ........     500         12
     Netro Corp. * ..............................     400          3
     NTELOS, Inc. * .............................     900         16
     Pac-West Telecomm, Inc. * ..................   1,300          4
     RCN Corp. * ................................     300          2
     TALK.com, Inc. * ...........................     800          1
     Tollgrade Communications, Inc. .............     400         15
     Travelocity.com * ..........................     300          4
     West TeleServices Corp. * ..................   1,300         37
                                                           ---------
                                                                 240

   Telephone - 0.5%
     CenturyTel, Inc. ...........................   2,900        104

   Transportation Services - 1.8%
     America West Holdings Corp. - Cl. B * ......   1,300         17
     Arkansas Best Corp. * ......................   1,300         24
     Atlas Air, Inc. * ..........................   1,600         52
     Continental Airlines, Inc. - Cl. B * .......   1,200         62
     Frontier Airlines, Inc. * ..................   1,600         49
     Roadway Express, Inc. ......................   1,700         36
     Ryder System, Inc. .........................   2,200         37
     UAL Corp. ..................................   1,400         54
     USFreightways Corp. ........................   1,000         30
     Yellow Corp. * .............................   1,600         33
                                                           ---------
                                                                 394
                                                           ---------
                              TOTAL COMMON STOCK-    95.0%    20,558

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                      Par     Market
                    Name of Issuer                   Value     Value
                                                    (000's)   (000's)
SHORT-TERM INVESTMENTS - 3.7%
  Investment in joint repurchase agreement with
     Goldman Sachs & Co. dated 12/29/00,
     6.481% due 01/02/01 (Secured by various
     U.S. Treasury obligations and U.S.
     Government Agency Bonds)                       $   800   $    800
                                                    -------   --------
                             TOTAL INVESTMENTS-        98.7%    21,358
           Cash and Receivables, less payables-         1.3%       278
                                                    -------   --------

                                    NET ASSETS-       100.0%    21,636
                                                    =======   ========
* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND

                                                              Market
                 Name of Issuer                     Shares    Value
                                                              (000's)
   COMMON STOCK

   Auto & Truck Parts - 3.0%
     Goodyear Tire & Rubber Co. ..................  18,000   $    414
     Navistar International Corp., Inc. - Cl. B ..   4,500        118
     TRW, Inc. ...................................   9,100        352
                                                             --------
                                                                  884

   Automobile - 1.1%
     Delphi Automotive Systems Corp ..............  28,900        325

   Business Services - 0.0%
     H & R Block, Inc. ...........................     200          8

   Chemical - 6.7%
     Agrium, Inc. ................................  40,300        589
     Air Products & Chemicals, Inc. ..............   4,700        193
     Crompton Corp. ..............................  12,000        126
     Eastman Chemical Co. ........................     900         44
     IMC Global, Inc. ............................  28,500        443
     PolyOne Corp. ...............................  38,900        229
     Rohm & Haas Co. .............................   6,000        218
     Solutia, Inc. ...............................   4,900         59
     Wellman, Inc. ...............................   4,400         62
                                                             --------
                                                                1,963

   Coal - 0.0%
     Massey Energy Co. ...........................     600          8

   Commercial Sevices - 1.8%
     Informix Corp. * ............................  42,350        126
     Profit Recovery Group International,
       Inc. * ....................................  12,300         78
     Valassis Communications, Inc. * .............  10,300        325
                                                             --------
                                                                  529

   Computer Equipment - 6.1%
     3Com Corp. * ................................  47,900        407
     Apple Computer, Inc. * ......................  19,900        296
     Foundry Networks, Inc. * ....................  18,200        273
     Gateway, Inc. * .............................  14,300        257
     Maxtor Corp. * ..............................     600          4
     PRI Automation, Inc. * ......................   4,000         75
     Quantum Corp. - DLT & Storage * .............  21,400        285
     Quantum Corp. - Hard Disk Drive * ...........   6,600         53
     Silicon Graphics, Inc. * ....................  34,000        136
                                                             --------
                                                                1,786

   Computer Software & Services - 2.5%
     Computer Associates International, Inc. .....  12,600        246
     Keane, Inc. * ...............................  13,800        135
     Legato Systems, Inc. * ......................  10,800         80
     Midway Games, Inc. * ........................  23,700        168
     Network Associates, Inc. ....................  22,300         93
                                                             --------
                                                                  722

   Consumer Miscellaneous - 2.7%
     Black & Decker Corp. ........................   5,200        204
     Clorox Co. ..................................   5,000        178
     Parker-Hannifin Corp. .......................   9,250        408
                                                             --------
                                                                  790

   Cosmetic & Personal Care - 0.4%
     International Flavors & Fragrances, Inc.        5,500        112

   Diversified Operations - 2.6%
     Cendant Corp. * .............................  80,800        778

   Electric Power - 0.1%
     Fluor Corp. * ...............................     600         20

   Electrical Equipment - 0.9%
     Pentair, Inc. ...............................  10,300        249
     UCAR International, Inc. * ..................   1,600         16
                                                             --------
                                                                  265

   Electronic Products & Services - 5.5%
     Advanced Micro Devices, Inc. * ..............  21,800        301
     Arrow Electronics, Inc. * ...................   4,000        115
     Avnet, Inc. .................................  13,700        295
     Electronics for Imaging, Inc. * .............   9,700        135
     Lam Research Corp. * ........................  23,000        333
     National Semiconductor Corp. * ..............  13,300        268
     Polaroid Corp. ..............................  14,000         81
     Teradyne, Inc. * ............................   2,500         93
                                                             --------
                                                                1,621

   Financial Services - 2.8%
     Knight Trading Group, Inc. * ................  19,000        265
     Stillwell Financial, Inc. ...................  14,200        560
                                                             --------
                                                                  825

   Food, Beverage & Tobacco - 2.9%
     Archer-Daniels-Midland Co. ..................  20,000        300
     Dean Foods Co. ..............................   7,200        221
     SUPERVALU, Inc. .............................  20,500        285
     Tyson Foods, Inc. - Cl. A ...................   4,500         57
                                                             --------
                                                                  863

   Health Care Products - 2.3%
     Bausch & Lomb, Inc. .........................   9,300        376
     Boston Scientific Corp. * ...................  22,300        305
                                                             --------
                                                                  681

   Health Care Services - 0.0%
     HEALTHSOUTH Corp. * .........................     500          8

   Household Appliances / Furnishings - 0.3%
     Leggett & Platt, Inc. .......................   4,000         76

   Insurance - 1.7%
     Aon Corp. ...................................  10,500        360
     Loews Corp. .................................   1,500        155
                                                             --------
                                                                  515

   Leisure & Recreation - 2.4%
     Mandalay Resort Group * .....................  12,800        281

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND

                                                       Market
                 Name of Issuer               Shares    Value
                                                       (000's)
   COMMON STOCK - Continued

   Leisure & Recreation - Continued
     Six Flags, Inc. ........................ 25,100  $     431
                                                      ---------
                                                            712

   Machinery - 1.4%
     Deere & Co. ............................  4,300        197
     Flowserve Corp. ........................  1,500         32
     Ingersoll-Rand Co. .....................  4,400        184
                                                      ---------
                                                            413

   Media - TV / Radio - 4.1%
     Emmis Communications Corp. ............. 23,000        660
     Entercom Communications Corp. * ........ 16,300        561
                                                      ---------
                                                          1,221

   Metals & Mining - 0.3%
     Cominco, Ltd. ..........................  4,600         77

   Natural Gas Distribution - 0.6%
     Wisconsin Energy Corp. .................  7,100        160

   Oil - 3.5%
     Key Energy Services, Inc. * ............ 12,300        128
     Tosco Corp. ............................ 10,900        370
     Varco International, Inc. * ............ 25,000        544
                                                      ---------
                                                          1,042

   Oil & Natural Gas Exploration & Production - 5.5%
     Devon Energy Corp. * ...................  9,970        608
     Noble Affiliates, Inc. .................  5,200        239
     Ocean Energy, Inc. * ...................    500          9
     R&B Falcon Corp. * ..................... 23,200        532
     Santa Fe International Corp. ...........  7,500        240
                                                      ---------
                                                          1,628

   Oil - Equipment & Service - 4.9%
     Petroleum Geo-Services ASA * ........... 37,500        499
     Tidewater, Inc. ........................  9,900        439
     Weatherford International, Inc. * ...... 10,600        501
                                                      ---------
                                                          1,439

   Paper & Forest Products - 4.1%
     Abitibi-Consolidated, Inc. ............. 53,800        494
     Jefferson Smurfit Group plc - ADR ...... 18,100        353
     Smurfit-Stone Container Corp. * ........ 24,800        371
                                                      ---------
                                                          1,218

   Pollution Control - 0.5%
     Republic Services, Inc. - Cl. A ........  8,800        151

   Retail - Department Stores - 11.4%
     AnnTaylor Stores Corp. * ............... 16,500        411
     Best Buy Co., Inc. ..................... 14,000        414
     Circuit City Stores, Inc. .............. 56,700        652
     Consolidated Stores Corp. * ............  7,300         78
     Federated Department Stores, Inc. * .... 10,300        360
     Gap, Inc. .............................. 18,100        462
     OfficeMax, Inc. ........................  4,200         12
     Shopko Stores, Inc. ....................  5,100         25
     Staples, Inc. * ........................ 15,500        183
     Williams-Sonoma, Inc. .................. 17,000        340
     Zale Corp. * ........................... 14,300        416
                                                      ---------
                                                          3,353

   Retail - Drug Stores - 1.5%
     TJX Cos., Inc. ......................... 16,100        447

   Retail - Food - 0.9%
     Albertson's, Inc. ...................... 10,200        270

   Shoe & Apparel Manufacturing - 4.0%
     Intimate Brands, Inc. .................. 17,900        269
     Jones Apparel Group, Inc. * ............  4,200        135
     Nordstrom, Inc. ........................  6,500        118
     Reebok International, Ltd. ............. 14,300        391
     Tommy Hilfiger Corp. * ................. 27,200        267
                                                      ---------
                                                          1,180

   Steel - 2.2%
     AK Steel Holding Corp. ................. 16,401        143
     Nucor Corp. ............................  7,500        298
     USX-U.S. Steel Group, Inc. ............. 10,100        182
                                                      ---------
                                                            623

   Telecommunication Equipment - 1.3%
     Allen Telecom, Inc. .................... 10,700        192
     CommScope, Inc. * ...................... 11,500        191
                                                      ---------
                                                            383

   Telecommunication Services - 0.4%
     Avaya , Inc. * ......................... 11,600        120

   Transportation Services - 2.5%
     AMR Corp. * ............................  8,800        345
     Delta Air Lines, Inc. ..................  6,500        326
     Yellow Corp. * .........................  2,900         59
                                                      ---------
                                                            730
                                                      ---------
                          TOTAL COMMON STOCK-   94.9%    27,946
                                                Par
                                               Value
                                              (000's)
   SHORT-TERM INVESTMENTS - 3.3%
     Investment in joint trading
     account (Note B)
     6.695% due 01/02/01 .................... $  975        975
                                              ------  ---------
                           TOTAL INVESTMENTS-   98.2%    28,921
         Cash and Receivables, less payables-    1.8%       515
                                              ------  ---------
                                  NET ASSETS-  100.0%    29,436
                                              ======  =========

* Non-income producing security.
ADR-American Depository Receipt
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND

                                                                   Market
               Name of Issuer                           Shares      Value
                                                                   (000's)
   COMMON STOCK

   Real Estate Development - 2.5%
     Catellus Development Corp. * .................     96,700  $   1,692
     Manufactured Home Communities, Inc. ..........     79,200      2,297
                                                                ---------
                                                                    3,989

   Real Estate Investment Trust - 92.9%
     AMB Property Corp. ...........................    118,800      3,067
     AMLI Residential Properties Trust ............     49,700      1,227
     Apartment Investment & Management Co. ........     40,600      2,028
     Archstone Communities Trust ..................    209,400      5,392
     Arden Realty Group, Inc. .....................    152,400      3,829
     Avalonbay Communities, Inc. ..................    168,545      8,448
     Boston Properties, Inc. ......................    153,900      6,695
     Brandywine Realty Trust ......................     53,300      1,103
     BRE Properties, Inc. .........................     56,200      1,781
     Brookfield Properties Corporation ............    203,600      3,588
     Cabot Industrial Trust .......................     28,300        543
     Camden Property Trust ........................     67,500      2,261
     CarrAmerica Realty Corp. .....................    211,900      6,635
     CBL & Associates Properties, Inc. ............     59,200      1,499
     Centerpoint Properties Corp. .................     19,450        919
     Charles E. Smith Residential Realty, Inc. ....     75,200      3,534
     Chateau Communities, Inc. ....................    112,000      3,409
     Cousins Properties, Inc. .....................     77,250      2,158
     Duke Realty Investments, Inc. ................     97,739      2,407
     Equity Office Properties Trust ...............    350,793     11,445
     Equity Residential Properties Trust ..........    139,300      7,705
     Essex Property Trust, Inc. ...................     24,500      1,341
     Federal Realty Investment Trust ..............    166,800      3,169
     FelCor Lodging Trust, Inc. ...................     40,200        962
     First Industrial LP * ........................     33,800      1,149
     Frontline Capital Group ......................     13,700        182
     General Growth Properties ....................     33,700      1,220
     Hilton Hotels Corp. ..........................     18,000        189
     Home Properties of New York, Inc. ............     25,200        704
     Host Marriott Corp. ..........................    234,500      3,034
     Kilroy Realty Corp. ..........................     46,850      1,315
     Kimco Realty Corp. ...........................     50,000      2,209
     Koger Equity, Inc. ...........................      7,200        112
     Liberty Property Trust .......................     87,500      2,499
     Mack-Cali Realty Corp. .......................     75,900      2,168
     MeriStar Hospitality Corp. ...................     93,050      1,832
     Pacific Gulf Properties, Inc. ................     54,600        334
     Pinnacle Holdings, Inc. * ....................     51,700        469
     Post Properties, Inc. ........................     41,600      1,563
     Prentiss Properties Trust ....................     79,150      2,132
     Prologis Trust ...............................    224,859      5,003
     PS Business Parks, Inc. ......................     28,200        784
     Public Storage, Inc. .........................    229,100      5,570
     Reckson Associates Realty Corp. ..............     29,300        734
     Regency Realty Corp. .........................     50,450      1,195
     Simon Property Group, Inc. ...................    256,600      6,158
     SL Green Realty Corp. ........................     27,500        770
     Spieker Properties, Inc. .....................    128,300      6,431
     Starwood Hotels & Resorts Worldwide, Inc. ....    106,900      3,768
     Storage USA, Inc. ............................     20,000        635
     Summit Properties, Inc. ......................      2,700         70
     Sun Communities, Inc. ........................      5,000        168
     Taubman Centers, Inc. ........................     35,000        383
     The Macerich Co. .............................     45,800        879
     Trizec Hahn Corporation ......................    186,800      2,825
     United Dominion Realty Trust, Inc. ...........      1,800         19
     Vornado Realty Trust .........................    129,800      4,973
     Washington Real Estate Investment Trust ......     35,200        832
     Wyndham International, Inc. ..................     24,200         42
                                                                ---------
                                                                  147,495

   Real Estate Operations - 1.5%
     Rouse Co. ....................................     78,800      2,009
     Shurgard Storage Centers, Inc. ...............     15,200        372
                                                                ---------
                                                                    2,381
                                                                ---------
                                TOTAL COMMON STOCK-       96.9%   153,865

                                                        Par
                                                       Value
                                                      (000's)
SHORT-TERM INVESTMENTS - 2.6%

   Investment in joint trading account (Note B)
     6.695% due 01/02/01 ..........................  $   4,220      4,220
                                                     ---------  ---------
                                 TOTAL INVESTMENTS-       99.5%   158,085
               Cash and Receivables, less payables-        0.5%       726
                                                     ---------  ---------
                                        NET ASSETS-      100.0%   158,811
                                                     =========  =========

* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                  Market
              Name of Issuer                      Shares           Value
                                                                  (000's)
COMMON STOCK

Aerospace & Defense - 2.2%
  Boeing Co. ...........................           100,000        $   6,600
  General Dynamics Corp. ...............           377,844           29,472
  Honeywell International, Inc .........           173,530            8,210
  United Technologies Corp. ............           361,414           28,416
                                                                  ---------
                                                                     72,698

Auto & Truck Parts - 0.4%
  General Motors Corp. - Cl. H .........           130,658            3,005
  Lear Corp. * .........................           354,098            8,786
                                                                  ---------
                                                                     11,791

Automobile - 0.4%
  Ford Motor Co. .......................           522,736           12,252

Bank - 5.4%
  Bank of America Corp. ................           744,070           34,134
  Bank of New York Co., Inc. ...........           600,000           33,113
  Comerica, Inc. .......................           315,138           18,711
  Fifth Third Bancorp. .................            91,000            5,437
  Firstar Corp. ........................           886,600           20,614
  FleetBoston Financial Corp ...........         1,024,464           38,482
  J.P. Morgan & Co., Inc ...............           150,400           24,891
  State Street Corp. ...................            44,500            5,527
                                                                  ---------
                                                                    180,909

Brokerage & Investment Management - 0.4%
  Goldman Sachs Group, Inc. ............            57,800            6,181
  Morgan Stanley, Dean Witter,
  Discover & Co. .......................            92,800            7,354
                                                                  ---------
                                                                     13,535

Business Services - 0.6%
  Automatic Data Processing, Inc .......           203,214           12,866
  i2 Technologies, Inc. * ..............           148,200            8,058
                                                                  ---------
                                                                     20,924

Chemical - 1.2%
  Air Products & Chemicals, Inc. .......           367,694           15,076
  Dow Chemical Co. .....................           517,266           18,945
  Praxair, Inc. ........................           150,000            6,656
                                                                  ---------
                                                                     40,677

Commercial Services - 1.1%
  Interpublic Group Cos., Inc ..........           330,662           14,074
  Omnicom Group, Inc ...................           254,238           21,070
                                                                  ---------
                                                                     35,144

Computer Equipment - 6.9%
  Brocade Communications Systems, Inc. *           153,100           14,057
  Compaq Computer Corp. ................           359,224            5,406
  Comverse Technology, Inc. * ..........           245,910           26,712
  Handspring, Inc. .....................            69,500            2,706
  Hewlett-Packard Co ...................           458,208           14,462
  Intel Corp ...........................         2,296,228           69,030
  Computer Equipment - Continued
  International Business Machines
    Corp. ..............................           408,036           34,683
  Juniper Networks, Inc. * .............            91,000           11,472
  Network Appliance, Inc. * ............           164,700           10,572
  Redback Networks, Inc. * .............           154,400            6,330
  VeriSign, Inc. .......................            76,900            5,705
  VERITAS Software Corp. * .............           323,962           28,347
                                                                  ---------
                                                                    229,482

Computer Software & Services - 10.3%
  Adobe Systems, Inc ...................           217,900           12,679
  Agile Software Corp. * ...............           159,900            7,895
  America Online, Inc. * ...............           896,272           31,190
  BEA Systems, Inc. ....................           202,900           13,658
  EMC Corp. * ..........................           919,304           61,134
  First Data Corp ......................           718,688           37,866
  Micromuse, Inc. * ....................           113,700            6,863
  Microsoft Corp .......................         1,712,916           74,298
  Oracle Corp. * .......................         1,464,936           42,575
  Siebel Systems, Inc. * ...............           311,702           21,079
  Sun Microsystems, Inc. * .............         1,106,420           30,841
  Yahoo!, Inc. * .......................            92,852            2,801
                                                                  ---------
                                                                    342,879

Consumer Miscellaneous - 0.7%
  Avery Dennison Corp. .................           232,364           12,751
  Black & Decker Corp. .................           289,314           11,356
                                                                  ---------
                                                                     24,107

Cosmetic & Personal Care - 0.8%
  Avon Products, Inc ...................           135,000            6,463
  Colgate-Palmolive Co .................           180,000           11,619
  Procter & Gamble Co. .................            93,536            7,337
                                                                  ---------
                                                                     25,419

Diversified Operations - 9.6%
  Amgen, Inc. * ........................           127,300            8,139
  Corning, Inc. ........................           393,900           20,803
  El Paso Energy Corp. .................           343,688           24,617
  General Electric Co. .................         3,451,044          165,435
  Illinois Tool Works, Inc .............           163,245            9,723
  Minnesota Mining & Manufacturing Co. .           247,826           29,863
  Tyco International, Ltd. .............         1,107,066           61,442
                                                                  ---------
                                                                    320,022

Electric Power - 2.3%
  Calpine Corp. * ......................           150,000            6,759
  Duke Energy Co. ......................           241,668           20,602
  Exelon Corp. .........................           300,000           21,063
  Pinnacle West Capital Corp. ..........           144,892            6,901
  Reliant Energy, Inc ..................           322,874           13,985
  Southern Energy, Inc. * ..............           216,100            6,118
                                                                  ---------
                                                                     75,428

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                         Market
               Name of Issuer                 Shares      Value
                                                         (000's)
        COMMON STOCK - Continued

   Electronic Products & Services - 6.5%
     Altera Corp. * ......................   228,288  $   6,007
     Analog Devices, Inc. * ..............   153,386      7,851
     Applied Materials, Inc. * ...........   178,526      6,817
     Applied Micro Circuits Corp. * ......   260,700     19,565
     Cisco Systems, Inc. * ............... 2,780,144    106,341
     Emulex Corp. * ......................    72,600      5,803
     Linear Technology Corp. .............   163,244      7,550
     Maxim Integrated Products, Inc. * ...   104,932      5,017
     Micron Technology, Inc. * ...........   123,600      4,388
     Motorola, Inc. ......................   444,000      8,991
     PerkinElmer, Inc. ...................    62,100      6,521
     PMC-Sierra, Inc. * ..................    96,500      7,587
     SDL, Inc. * .........................    16,600      2,460
     Texas Instruments, Inc. .............   420,506     19,922
     Transmeta Corp. * ...................    98,300      2,310
                                                      ---------
                                                        217,130

   Financial Services - 4.4%
     Charles Schwab Corp. ................   153,700      4,361
     Citigroup, Inc. ..................... 1,908,902     97,473
     Mellon Financial Corp. ..............   391,978     19,280
     Paychex, Inc. .......................   158,000      7,683
     Stillwell Financial, Inc. ...........   419,062     16,527
                                                      ---------
                                                        145,324

   Food, Beverage & Tobacco - 0.9%
     Anheuser-Busch Cos., Inc. ...........   205,096      9,332
     Philip Morris Cos., Inc. ............   491,412     21,622
                                                      ---------
                                                         30,954

   Health Care Products - 17.4%
     Abbott Laboratories .................   300,000     14,531
     Allergan, Inc. ......................   249,643     24,169
     ALZA Corp. * ........................   281,692     11,972
     American Home Products Corp. ........   875,060     55,610
     Andrx Corp - Andrx Group * ..........    55,300      3,200
     Applera Corporation - Applied
       Biosystems Group ..................   175,200     16,480
     Bristol-Myers Squibb Co. ............   723,248     53,475
     Celgene Corp. * .....................   116,800      3,796
     Eli Lilly & Co. .....................   388,600     36,164
     Forest Laboratories, Inc. * .........    54,300      7,215
     Genetech, Inc. * ....................   151,900     12,380
     Immunex Corp. * .....................    94,100      3,823
     IVAX Corp. ..........................   108,800      4,167
     Johnson & Johnson ...................   517,556     54,376
     Laboratory Corporation of America
       Holdings ..........................    25,000      4,400
     MedImmune, Inc. * ...................   237,300     11,316
     Merck & Co., Inc. ...................   832,888     77,979
     Millennium Pharmaceuticals, Inc. * ..   103,900      6,429
     Pfizer, Inc. ........................ 2,592,251    119,243
     Pharmacia Corp. .....................   347,770     21,214
     Schering-Plough Corp. ...............   408,570     23,186
     UnitedHealth Group, Inc. ............   196,100  $  12,036
                                                      ---------
                                                        577,161

   Health Care Services - 0.2%
     Quest Diagnostics, Inc. * ...........    57,100      8,108

   Insurance - 4.2%
     American International Group, Inc. ..   484,338     47,738
     Chubb Corp. .........................   100,000      8,650
     Hartford Financial Services
       Group, Inc. .......................   398,762     28,163
     Lincoln National Corp. ..............   369,024     17,459
     Marsh & McLennan Cos., Inc. .........   166,056     19,428
     St. Paul Cos., Inc. .................   350,774     19,051
                                                      ---------
                                                        140,489

   Machinery - 0.5%
     Ingersoll-Rand Co. ..................   366,374     15,342

   Media - Publishing - 0.4%
     AT&T Corp. - Liberty Media Group -
        Cl. A * ..........................   997,162     13,524

   Media - TV / Radio - 2.9%
     Clear Channel Communications,
       Inc. * ............................   478,944     23,199
     Infinity Broadcasting Corp. -
       Cl. A * ...........................   341,084      9,529
     The Walt Disney Co. .................   373,296     10,802
     Time Warner, Inc. ...................   469,212     24,512
     Viacom, Inc. - Cl. B * ..............   625,431     29,239
                                                      ---------
                                                         97,281

   Natural Gas Distribution - 0.6%
     Enron Corp. .........................   220,700     18,346

   Oil - 1.2%
     BJ Services Co. * ...................   122,400      8,430
     Royal Dutch Petroleum Co. - NY
       Shares ............................   509,824     30,876
                                                      ---------
                                                         39,306

   Oil & Natural Gas Exploration & Production - 3.5%
     Chevron Corp. .......................   204,092     17,233
     Exxon Mobil Corp. ...................   832,870     72,408
     Kerr-McGee Corp. ....................   158,730     10,625
     R&B Falcon Corp. * ..................   103,900      2,383
     Transocean Sedco Forex, Inc. ........   138,500      6,371
     USX-Marathon Group ..................   322,936      8,961
                                                      ---------
                                                        117,981

   Oil - Equipment & Service - 0.7%
     Baker Hughes, Inc. ..................   354,676     14,741
     Nabors Industries, Inc. * ...........   152,500      9,021
                                                      ---------
                                                         23,762

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                      Market
                Name of Issuer          Shares         Value
                                                      (000's)
          COMMON STOCK - Continued

   Paper & Forest Products - 0.3%
     Kimberly-Clark Corp ...............     146,040  $  10,324

   Retail - Department Stores - 4.7%
     Home Depot, Inc. ..................     591,412     27,020
     Kohl's Corp. ......................     401,100     24,467
     Limited, Inc. .....................     464,518      7,926
     Lowe's Cos., Inc. .................     278,166     12,378
     RadioShack Corp. ..................     375,378     16,071
     Wal-Mart Stores, Inc. .............   1,300,558     69,092
                                                      ---------
                                                        156,954

     Retail - Drug Stores - 0.8%
       CVS Corp. .......................     251,100     15,050
       TJX Cos., Inc. ..................     378,746     10,510
                                                      ---------
                                                         25,560

   Telecommunication Equipment - 1.5%
     CIENA Corp. * .....................      45,500      3,697
     JDS Uniphase Corp. * ..............     211,600      8,821
     Nortel Networks Corp. .............     700,538     22,461
     QUALCOMM, Inc. * ..................     174,600     14,350
                                                      ---------
                                                         49,329

   Telecommunication Services - 2.3%
     EchoStar Communications Corp. -
       Cl. A * .........................     287,100      6,532
     Nextel Communications, Inc. -
       Cl. A * .........................     166,600      4,123
     Qwest Communications
       International, Inc. * ...........     602,042     24,684
     Sprint PCS (PCS Group) * ..........     281,600      5,755
     Verizon Communications ............     583,788     29,262
     XO Communications, Inc. ...........     344,900      6,144
                                                      ---------
                                                         76,500

   Telephone - 1.6%
     Metromedia Fiber Network, Inc.
       Cl. A * .........................     388,000      3,928
     SBC Communications, Inc.                844,460     40,323
          Sprint Corp. .................     432,234      8,780
                                                      ---------
                                                         53,031

   U.S. Government Agencies - 1.2%
     Federal National Mortgage Assoc         451,870     39,200
                                                      ---------
                     TOTAL COMMON STOCK-        98.1% 3,260,873

                                               Par     Market
          Name of Issuer                      Value     Value
                                             (000's)   (000's)
   SHORT-TERM INVESTMENTS - 3.2%
     Investment in joint trading
     account
       (Note B)
     6.695% due 01/02/01 ............... $   106,899 $  106,957
                                         ----------- ----------
                      TOTAL INVESTMENTS-       101.3% 3,367,830
    Payables, less cash and receivables-       (1.3)%   (42,842)
                                         ----------- ----------
                             NET ASSETS-       100.0% 3,324,988
                                         =========== ==========
* Non-income producing security.
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                      Market
                Name of Issuer             Shares      Value
                                                      (000's)
   COMMON STOCK

   Aerospace & Defense - 1.2%
     General Dynamics Corp. (US)              72,744   $  5,674
     Honeywell International, Inc. (US)       97,104      4,594
     Lockheed Martin Corp. (US)               52,200      1,772
     Raytheon Co. - Cl. A (US)               149,900      4,347
     United Technologies Corp. (US)          238,660     18,765
                                                       --------
                                                         35,152

   Auto & Truck Parts - 0.3%
     General Motors Corp. - Cl. H (US)       120,960      2,782
     Lear Corp. (US)                         144,600      3,588
     Visteon Corp. (US)                      210,500      2,421
                                                       --------
                                                          8,791

   Automobile - 0.3%
     AutoNation, Inc. * (US)                 133,300        800
     Ford Motor Co. (US)                     331,300      7,765
                                                       --------
                                                          8,565

   Bank - 3.1%
     Bank of America Corp. (US)              561,700     25,768
     Bank of New York Co., Inc. (US)         172,400      9,514
     Comerica, Inc. (US)                     162,372      9,641
     FleetBoston Financial Corp. (US)        593,040     22,276
     J.P. Morgan & Co., Inc. (US)             95,508     15,807
     Washington Mutual, Inc. (US)            178,600      9,477
                                                       --------
                                                         92,483

   Business Services - 0.3%
     Automatic Data Processing, Inc. (US)    145,100      9,187

   Chemical - 0.8%
     Air Products & Chemicals, Inc. (US)     184,632      7,570
     Dow Chemical Co. (US)                   323,200     11,837
     Praxair, Inc. (US)                       88,284      3,918
                                                       --------
                                                         23,325

   Commercial Services - 0.9%
     Galileo International, Inc. (US)         54,300      1,086
     Interpublic Group Cos., Inc. (US)       321,900     13,701
     Omnicom Group, Inc. (US)                 99,960      8,284
     R.R. Donnelley & Sons Co. (US)          171,108      4,620
                                                       --------
                                                         27,691

   Computer Equipment - 2.4%
     Compaq Computer Corp. (US)              326,988      4,921
     Comverse Technology, Inc. (US)           46,200      5,019
     Dell Computer Corp. (US)                 59,800      1,043
     Hewlett-Packard Co. (US)                320,648     10,120
     Intel Corp. (US)                        885,528     26,621
     International Business Machines
       Corp. (US)                            223,524     19,000
     VERITAS Software Corp. (US)              70,400      6,160
                                                       --------
                                                         72,884


   Computer Software & Services - 4.5%
     America Online, Inc. (US)               360,696   $ 12,552
     Cadence Design Systems, Inc. (US)        95,700      2,632
     CheckFree Corp. (US)                     58,900      2,503
     DoubleClick, Inc. (US)                  107,500      1,182
     DST Systems, Inc. (US)                   62,000      4,154
     EMC Corp. (US)                          284,088     18,892
     First Data Corp. (US)                   396,900     20,911
     Genuity, Inc. (US)                      197,900      1,002
     Macromedia, Inc. (US)                    21,100      1,282
     Microsoft Corp. (US)                    653,352     28,339
     Oracle Corp. (US)                       710,808     20,658
     Peoplesoft, Inc. (US)                    71,900      2,674
     Siebel Systems, Inc. (US)                58,716      3,971
     Sun Microsystems, Inc. (US)             390,600     10,888
     Yahoo!, Inc. (US)                        77,784      2,347
                                                       --------
                                                        133,987

   Consumer Miscellaneous - 0.8%
     Avery Dennison Corp. (US)               108,612      5,960
     Black & Decker Corp. (US)               185,500      7,281
     Clorox Co. (US)                         111,200      3,947
     Costco Wholesale Corp. (US)             100,200      4,002
     Parker-Hannifin Corp. (US)               68,460      3,021
                                                       --------
                                                         24,211

   Cosmetic & Personal Care - 0.6%
     Avon Products, Inc. (US)                104,160      4,987
     Colgate-Palmolive Co. (US)              120,000      7,746
     Procter & Gamble Co. (US)                74,508      5,844
                                                       --------
                                                         18,577

   Diversified Operations - 4.3%
     Corning, Inc. (US)                      139,300      7,357
     El Paso Energy Corp. (US)               237,100     16,982
     General Electric Co. (US)             1,333,800     63,939
     Illinois Tool Works, Inc. (US)          131,975      7,861
     Minnesota Mining &
       Manufacturing Co. (US)                 94,080     11,337
     Reynolds & Reynolds Co. - Cl. A (US)    149,604      3,029
     Textron, Inc. (US)                        1,600         74
     Tyco International, Ltd. (BM)           317,400     17,616
                                                       --------
                                                        128,195

   Electric Power - 1.9%
     AES Corp. (US)                          139,900      7,747
     Allegheny Energy, Inc. (US)              87,300      4,207
     Calpine Corp. (US)                       93,400      4,209
     Dominion Resources, Inc. (US)            97,104      6,506
     Duke Energy Co. (US)                     48,900      4,169
     Exelon Corp. (US)                        86,300      6,059
     Fluor Corp. (US)                         94,300      3,118
     NiSource, Inc. (US)                     100,100      3,078
     Northeast Utilities (US)                137,700      3,339
     Pinnacle West Capital Corp. (US)        180,400      8,591

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
                    Name of Issuer                       Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Electric Power - Continued
     Reliant Energy, Inc. (US) ...................      139,100        $  6,025
                                                                       --------
                                                                         57,048

Electrical Equipment - 0.1%
     Emerson Electric Co. (US) ...................       36,400           2,869

Electronic Products & Services - 3.4%
     Altera Corp. (US) ...........................      138,768           3,651
     Analog Devices, Inc. (US) ...................       62,500           3,199
     Applied Materials, Inc. (US) ................      180,276           6,884
     Applied Micro Circuits Corp. (US) ...........       67,500           5,066
     Bookham Technology plc (GB) .................       54,900             721
     Cisco Systems, Inc. (US) ....................    1,046,664          40,035
     KLA-Tencor Corp. (US) .......................       53,000           1,786
     Linear Technology Corp. (US) ................       79,800           3,691
     Maxim Integrated Products, Inc. (US) ........       73,752           3,526
     Micron Technology, Inc. (US) ................       26,100             927
     MIPS Technologies, Inc. - Cl. B (US) ........       36,100             920
     Motorola, Inc. (US) .........................      284,508           5,761
     PMC-Sierra, Inc. (US) .......................       25,300           1,989
     Sanmina Corp. (US) ..........................       56,500           4,329
     Teradyne, Inc. (US) .........................       58,600           2,183
     Texas Instruments, Inc. (US) ................      287,288          13,610
     Xilinx, Inc. (US) ...........................       70,100           3,233
                                                                       --------
                                                                        101,511

Energy - Alternative Source - 0.4%
     Dynegy, Inc. - Cl.A (US) ....................      197,100          11,050

Financial Services - 2.5%
     Citigroup, Inc. (US) ........................    1,058,653          54,057
     Household International, Inc. (US) ..........       50,100           2,755
     Jersey Puerto Morgan Chase & Co. (US) .......       69,804           3,172
     Mellon Financial Corp. (US) .................      139,524           6,863
     Stillwell Financial, Inc. (US) ..............      193,284           7,623
                                                                       --------
                                                                         74,470

Food, Beverage & Tobacco - 1.9%
     Anheuser-Busch Cos., Inc. (US) ..............       96,936           4,411
     Campbell Soup Co. (US) ......................      159,300           5,516
     ConAgra, Inc. (US) ..........................      260,516           6,773
     Kellogg Co. (US) ............................      281,200           7,382
     PepsiCo, Inc. (US) ..........................      266,884          13,227
     Philip Morris Cos., Inc. (US) ...............      316,000          13,904
     Williams Cos., Inc. (US) ....................      110,700           4,421
                                                                       --------
                                                                         55,634

Health Care Products - 10.2%
     Abbott Laboratories (US) ....................      186,000           9,009
     Allergan, Inc. (US) .........................       97,100           9,401
     ALZA Corp. (US) .............................      153,400           6,520
     American Home Products Corp. (US) ...........      193,704          12,310
     AstraZeneca Group plc - ADR (GB) ............      224,300          11,552
     Baxter International, Inc. (US) .............      117,100          10,341
     Becton, Dickinson & Co. (US) ................       42,400           1,468
     Bristol-Myers Squibb Co. (US) ...............      346,668          25,632
     Cardinal Health, Inc. (US) ..................       53,172           5,297
     Eli Lilly & Co. (US) ........................       35,400           3,294
     ENZON, Inc. (US) ............................       67,000           4,158
     Forest Laboratories, Inc. (US) ..............      101,640          13,505
     Genetech, Inc. (US) .........................       22,200           1,809
     Guidant Corp. (US) ..........................       63,400           3,420
     Johnson & Johnson (US) ......................      219,492          23,060
     Laboratory Corporation of
     America Holdings (US) .......................       39,000           6,864
     Medtronic, Inc. (US) ........................      276,300          16,682
     Merck & Co., Inc. (US) ......................      372,540          34,879
     Pfizer, Inc. (US) ...........................    1,737,600          79,930
     Pharmacia Corp. (US) ........................      265,200          16,177
     Schering-Plough Corp. (US) ..................      166,152           9,429
                                                                       --------
                                                                        304,737

Health Care Services - 0.2%
     Wellpoint Health Networks, Inc. (US) ........       56,300           6,488

Insurance - 3.2%
     Allstate Corp. (US) .........................      100,000           4,356
     American International Group, Inc. (US) .....      194,600          19,180
     Chubb Corp. (US) ............................       75,000           6,488
     Hartford Financial Services Group, Inc.
       (US) ......................................      282,500          19,952
     Jefferson-Pilot Corp. (US) ..................       32,200           2,407
     Lincoln National Corp. (US) .................      270,100          12,779
     Marsh & McLennan Cos., Inc. (US) ............       44,856           5,248
     St. Paul Cos., Inc. (US) ....................      202,100          10,977
     Torchmark, Inc. (US) ........................      145,200           5,581
     XL Capital, Ltd. - Cl. A (BM) ...............      105,252           9,196
                                                                       --------
                                                                         96,164

Leisure & Recreation - 0.1%
     Carnival Corp. (PA) .........................      116,800           3,599

Machinery - 0.3%
     Ingersoll-Rand Co. (US) .....................      234,500           9,820

Media - Publishing - 0.5%
     AT&T Corp. - Liberty Media Group -  Cl
       A (US) ....................................    1,026,900          13,927

Media - TV / Radio - 1.8%
     Cablevision Systems Corp. - Cl. A (US) ......      135,900          11,543
     Charter Communications, Inc. - Cl. A
       (US) ......................................       90,700           2,058
     Clear Channel Communications, Inc.
       (US) ......................................      140,448           6,803
     Fox Entertainment Group, Inc. - Cl. A
       (US) ......................................       71,000           1,269
     Infinity Broadcasting Corp. - Cl. A (US) ....      134,652           3,762
     Time Warner, Inc. (US) ......................      251,184          13,122
     USA Networks, Inc. (US) .....................        8,600             167

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                                         Market
                    Name of Issuer                       Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Media - TV / Radio - Continued
     Viacom, Inc. - Cl. B (US) ...................      308,953       $  14,443
                                                                      ---------
                                                                         53,167

Metals & Mining - 0.3%
     Alcoa, Inc. (US) ............................      291,500           9,765

Oil - 0.8%
     Conoco, Inc. - Cl. A (US) ...................      151,032           4,323
     Royal Dutch Petroleum Co. - NY Shares
       (NL) ......................................      327,180          19,815
                                                                      ---------
                                                                         24,138

Oil & Natural Gas Exploration & Production - 1.8%
     Chevron Corp. (US) ..........................       76,440           6,454
     Exxon Mobil Corp. (US) ......................      479,860          41,707
     Kerr-McGee Corp. (US) .......................       61,908           4,144
     Texaco, Inc. (US) ...........................       48,400           3,007
                                                                      ---------
                                                                         55,312

Oil - Equipment & Service - 0.5%
     Baker Hughes, Inc. (US) .....................      286,780          11,919
     Weatherford International, Inc. (US) ........       52,300           2,471
                                                                      ---------
                                                                         14,390

Paper & Forest Products - 0.2%
     Kimberly-Clark Corp. (US) ...................       86,016           6,080

Personal & Commercial Lending - 0.6%
     USA Education, Inc. (US) ....................      271,100          18,435

Precious Metals/Gems/Stones - 0.0%
     Newmont Mining Corp. (US) ...................       73,000           1,245

Retail - Department Stores - 2.9%
     Circuit City Stores, Inc. (US) ..............      175,000           2,012
     Dollar General Corp. (US) ...................      159,100           3,003
     Gap, Inc. (US) ..............................      253,780           6,471
     Home Depot, Inc. (US) .......................      258,552          11,813
     Kohl's Corp. (US) ...........................      179,200          10,931
     Limited, Inc. (US) ..........................      168,588           2,876
     Lowe's Cos., Inc. (US) ......................      263,800          11,739
     RadioShack Corp. (US) .......................      200,100           8,567
     Tiffany & Co. (US) ..........................      137,600           4,352
     Wal-Mart Stores, Inc. (US) ..................      485,772          25,807
                                                                      ---------
                                                                         87,571

Retail - Drug Stores - 0.5%
     CVS Corp. (US) ..............................       63,000           3,776
     TJX Cos., Inc. (US) .........................      261,700           7,262
     Walgreen Co. (US) ...........................       84,000           3,512
                                                                      ---------
                                                                         14,550

Retail - Food - 0.1%
     McDonald's Corp. (US) .......................       93,900           3,193

Shoe & Apparel Manufacturing - 0.1%
     Nike, Inc. - Cl. B (US) .....................       53,800           3,003

Telecommunication Equipment - 0.8%
     ADC Telecommunications, Inc. (US) ...........      140,700           2,550
     JDS Uniphase Corp. (US) .....................       98,000           4,085
     Nokia Oyj - ADR (FI) ........................      109,700           4,772
     Nortel Networks Corp. (CA) ..................      399,672          12,815
                                                                      ---------
                                                                         24,222

Telecommunication Services - 1.3%
     Adelphia Communications Corp. - Cl. A
       (US) ......................................       53,800           2,777
     CNF Transportation, Inc. (US) ...............       41,700           1,410
     EchoStar Communications Corp. - Cl. A
       (US) ......................................       61,000           1,388
     Qwest Communications International,
       Inc. (US) .................................      371,176          15,218
     Sprint PCS (PCS Group) (US) .................      271,700           5,553
     Verizon Communications (US) .................      181,944           9,120
     WorldCom, Inc. (US) .........................      189,300           2,662
                                                                      ---------
                                                                         38,128

Telephone - 1.2%
     AT&T Corp. (US) .............................      107,100           1,854
     BellSouth Corp. (US) ........................       92,652           3,793
     SBC Communications, Inc. (US) ...............      509,780          24,342
     Sprint Corp. (US) ...........................      299,716           6,088
                                                                      ---------
                                                                         36,077

Transportation Services - 0.4%
     Canadian National Railway Co. (CA) ..........      113,300           3,364
     Ryder System, Inc. (US) .....................      169,260           2,814
     Union Pacific Corp. (US) ....................      137,032           6,954
                                                                      ---------
                                                                         13,132

U.S. Government Agencies - 0.9%
     Federal National Mortgage Assoc. (US) .......      299,500          25,982
                                                                      ---------
                               TOTAL COMMON STOCK-         58.4%      1,748,766

                                                          Par
                                                         Value
                                                        (000's)
CORPORATE BONDS

Personal & Commercial Lending - 0.6%
     MBNA Master Credit Card Trust (US)
     6.6% due 11/15/04 ...........................     $ 10,231          10,339
     MBNA Master Credit Card Trust II (US)
     6.4% due 01/18/05 ...........................        7,147           7,211
     Sears Credit Account Master Trust - Ser.
       1998-2 Cl. A (US)
     5.25% due 10/16/08 ..........................        1,000             986
                                                                      ---------
                            TOTAL CORPORATE BONDS-          0.6%         18,536

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par           Market
                     Name of Issuer                     Value           Value
                                                       (000's)         (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.2%
     Boeing Cap. Corp. - Sr. Notes (US)
     7.1% due 09/27/05 ...........................   $      500      $      521
     Lockheed Martin Corp. - Bonds (US)
     8.5% due 12/01/29 ...........................        3,443           3,907
     Raytheon Co. - Notes (US)
     6.45% due 08/15/02 ..........................        2,290           2,281
                                                                     ----------
                                                                          6,709

Automobile - 0.5%
     Ford Motor Co. - Bonds (US)
     6.625% due 10/01/28 .........................       13,024          11,024
     General Motors (US)
     1.25% due 12/20/04 ..........................      500,000           4,353
     Hertz Corp. (US)
     7.625% due 08/15/07 .........................          500             515
                                                                     ----------
                                                                         15,892

Bank - 3.3%
     Bank of America Corp. - Sub. Notes (US)
     7.8% due 02/15/10 ...........................       15,713          16,354
     Banponce Financial Corp. Mountain Bank
       Ent - Ser C. (US)
     6.58% due 11/25/03 ..........................        8,900           8,946
     Development Bank of JAPAN (JP)
     1.75% due 06/21/10 ..........................      790,000           7,033
     European Investment Bank - Notes (XU)
     3.0% due 09/20/06 ...........................      620,000           6,048
     European Investment Bank - Sr. Unsub
       (LU)
     6.0% due 11/26/04 ...........................        1,350           2,035
     European Investment Bank (XU)
     8.75% due 08/25/17 ..........................          960           1,957
     European Investor Bank (LU)
     8.0% due 06/10/03 ...........................          250             393
     Federal Home Loan Bank - Notes (US)
     5.125% due 09/15/03 .........................        1,250           1,234
     International Bank of Reconstruction &
       Development - Notes (XU)
     2.0% due 02/18/08 ...........................    1,170,000          10,698
     International Bank of Reconstruction &
       Development - Debs. (XU)
     4.5% due 03/20/03 ...........................    1,080,000          10,251
     International Bank of Reconstruction &
       Development - Debs. (JP)
     4.75% due 12/20/04 ..........................      650,000           6,563
     International Bank of Reconstruction &
       Development - Debs. (XU)
     9.25% due 07/20/07 ..........................        2,710           4,811
     J.P. Morgan & Co., Inc. - Sr Notes (US)
     5.75% due 02/25/04 ..........................        2,000           1,964
     Korea Development Bank - Bonds (US)
     7.125% due 09/17/01 .........................        4,600           4,608
     Korea Development Bank - Notes (US)
     7.125% due 04/22/04 .........................        7,273           7,218
     Wells Fargo Bank NA - Sub. (US)
     7.55% due 06/21/10 ..........................        8,106           8,579
                                                                     ----------
                                                                         98,692

Brokerage & Investment Management - 0.3%
     Lehman Brothers Holdings, Inc. - Notes
       (US)
     6.5% due 10/01/02 ...........................        7,010           7,007
     6.625% due 04/01/04 .........................        2,000           1,993
     Regional Diversified Funding, Ltd. (US)
     9.25% due 03/15/30 ..........................        1,000           1,005
                                                                     ----------
                                                                         10,005

Business Services - 0.1%
     Comdisco, Inc. - Notes (US)
     5.95% due 04/30/02 ..........................        4,200           3,444

Computer Equipment - 0.1%
     International Business Machines
     Corp. - Notes (US)
     5.375% due 02/01/09 .........................          500             463
     5.625% due 04/12/04 .........................        2,870           2,830
                                                                     ----------
                                                                          3,293

Electric Power - 0.1%
     Ontario-Hydro (CA)
     9.0% due 06/24/02 ...........................        2,800           1,960

Financial Services - 5.4%
     Associates Corp. of North America - Sr
       Notes (US)
     5.5% due 02/15/02 ...........................        4,000           3,978
     6.25% due 11/01/08 ..........................        8,618           8,310
     Capital One Financial Corp. - Notes (US)
     7.25% due 12/01/03 ..........................        8,562           8,547
     Chase Commercial Mortgage Securities
       Corp. - Ser. 1997-1 Cl. A2 (US)
     7.37% due 02/19/07 ..........................       10,722          11,269
     Contimortgage Home Equity Loan Trust (US)
     6.0% due 12/25/16 ...........................       12,093          11,927
     Countrywide Funding Corp. (US)
     7.0% due 10/25/23 ...........................        7,256           7,277
     Credit Suisse First Boston Mortgage
       Securities Corp. (US)
     7.545% due 04/15/10 .........................        4,533           4,842
     First Union National Nank - Sub. Notes (US)
     7.8% due 08/18/10 ...........................        7,739           7,983
     General Motors Acceptance Corp. (US)
     7.5% due 07/15/05 ...........................        8,118           8,312
     Green Tree Financial Corp. (US)
     6.68% due 01/15/29 ..........................        9,471           9,512

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                         Par           Market
                     Name of Issuer                     Value           Value
                                                       (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Financial Services - Continued
     Green Tree Financial Corp. - Ser. 1996-8
       Cl. A6 (US)
     7.6% due 10/15/27 ...........................   $    7,723      $    8,010
     Green Tree Financial Corporation - Ser
       1997-6 Cl. A7 (US)
     7.14% due 01/15/29 ..........................          500             511
     Household Finance Corp. - Sr. Notes (US)
     5.125% due 06/24/09 .........................        6,300           5,496
     Household Finance Corp. - Notes (US)
     7.875% due 03/01/07 .........................        7,369           7,670
     KFW International Finance - Debs. (US)
     10.625% due 09/03/01 ........................          500             769
     LB-UBS Commercial Mortgage Trust -
       Ser. 2000-C4 Cl. A2 (US)
     7.37% due 06/15/10 ..........................       15,318          16,242
     Lehman Brothers Holdings - Notes (US)
     7.75% due 01/15/05 ..........................        8,062           8,330
     Mortgage Capital Funding, Inc. - Ser
       1996 - MC2 Cl. A1 (US)
     6.758% due 02/20/04 .........................        9,997          10,114
     NiSource Finance Corp. Ser. 144A (a)
       (US)
     7.5% due 11/15/03 ...........................          500             513
     NiSource Finance Corp. - 144A (a) (US)
     7.875% due 11/15/10 .........................        1,375           1,445
     PNC Funding Corp. - Sub. Notes (US)
     7.5% due 11/01/09 ...........................        8,094           8,371
     Residential Asset Securities Corp. (US)
     6.11% due 05/25/24 ..........................        8,062           8,038
     Salomon, Inc. - Sr. Notes (US)
     7.2% due 02/01/04 ...........................        2,300           2,349
     Southern Pacific Secured Assets Corp.
       (US)
     6.27% due 03/25/19 ..........................        1,392           1,387
                                                                     ----------
                                                                        161,202

Food, Beverage & Tobacco - 0.2%
     Conagra Inc. - Notes (US)
     7.5% due 09/15/05 ...........................        1,000           1,045
     7.875% due 09/15/10 .........................          500             539
     Nabisco, Inc. - Deb. (US)
     7.55% due 06/15/15 ..........................        1,000             943
     Philip Morris Cos., Inc. - Debs. (US)
     8.25% due 10/15/03 ..........................        3,055           3,135
     The Kroger Co. (US)
     8.05% due 02/01/10 ..........................          500             538
     Williams Cos., Inc. - Notes (US)
     6.5% due 08/01/06 ...........................          500             494
                                                                     ----------
                                                                          6,694

Foreign - 0.3%
     Queensland Treasury Corp. - Bonds (AU)
     6.5% due 06/14/05 ...........................          460             264
     Queensland Treasury Corp. - Global
       Notes (AU)
     8.0% due 08/14/01 ...........................          400             225
     Queensland Treasury Corp. (AU)
     8.0% due 09/14/07 ...........................        1,395             875
     Treuhandanstalt (DE)
     7.75% due 10/01/02 ..........................        6,410           6,340
                                                                     ----------
                                                                          7,704

Foreign Governmental - 4.4%
     Government of Canada - Debs. (CA)
     9.75% due 06/01/21 ..........................        2,470           2,435
     11.0% due 06/01/09 ..........................        2,830           2,586
     12.0% due 03/01/05 ..........................        1,785           1,477
     Government of France - Bonds (FR)
     8.5% due 04/25/03 ...........................        7,300           7,437
     9.5% due 01/25/01 ...........................        6,860           6,456
     Government of Japan - Bonds (JP)
     2.2% due 09/21/20 ...........................      650,000           5,607
     Government of Netherlands -
     Bonds (NL)
     6.5% due 04/15/03 ...........................        8,100           7,909
     7.75% due 03/01/05 ..........................       10,700          11,221
     Government of Sweden - Debs. (SE)
     6.5% due 10/25/06 ...........................        9,200           1,070
     6.75% due 05/05/14 ..........................        4,700             584
     Government of Sweden - Bonds (SE)
     10.25% due 05/05/03 .........................       11,450           1,370
     Republic of Greece (GR)
     5.9% due 02/11/03 ...........................      200,000             563
     6.0% due 05/19/10 ...........................      435,000           1,245
     Hellenic Republic - Bonds (GR)
     5.95% due 03/24/05 ..........................      243,000             693
     Kingdom of Denmark - Bonds (DK)
     7.0% due 11/15/07 ...........................        6,300             881
     7.0% due 11/10/24 ...........................        3,000             449
     8.0% due 05/15/03 ...........................       13,650           1,833
     Kingdom of Spain - Notes (ES)
     3.1% due 09/20/06 ...........................    1,260,000          12,297
     Province of Ontario (CA)
     7.75% due 06/04/02 ..........................        4,000           4,101
     Province of Quebec - Debs (CA)
     7.5% due 09/15/29 ...........................        9,780          10,529
     Queensland Treasury Corp. (XU)
     6.0% due 06/14/11 ...........................          280             158
     Republic of Chile (US)
     6.875% due 04/28/09 .........................        3,795           3,686
     Republic of Italy - Notes (IT)
     3.5% due 06/20/01 ...........................      800,000           7,096
     Republic of Italy - Bonds (IT)
     4.5% due 05/01/09 ...........................       13,800          12,407
     Republic of Italy (XU)
     6.0% due 08/04/28 ...........................        1,600           2,637
     Republic of Italy - Debs. (IT)
     8.5% due 01/01/04 ...........................        6,600           6,854

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                          Par           Market
                     Name of Issuer                      Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Foreign Governmental - Continued
     9.0% due 11/01/23 ...........................     $ 12,000        $ 15,982
     10.5% due 04/28/14 ..........................        1,250           2,677
                                                                       --------
                                                                        132,240

Health Care Products - 0.2%
     Beckman Instruments, Inc. - Sr. Notes
       (US)
     7.1% due 03/04/03 ...........................        4,837           4,771

Health Care Services - 0.1%
     Tenet Healthcare Corp. - Sr. Notes (US)
     8.0% due 01/15/05 ...........................        3,950           4,000
     United Healthcare - Notes (US)
     7.5% due 11/15/05 ...........................          500             517
                                                                       --------
                                                                          4,517

Leisure & Recreation - 0.0%
     MGM Mirage, Inc. (US)
     8.5% due 09/15/10 ...........................          500             515

Media - TV / Radio - 0.8%
     Belo AH Corp. - Sr. Notes (US)
     7.125% due 06/01/07 .........................          500             479
     CBS, Corp. - Sr. Notes (US)
     7.15% due 05/20/05 ..........................        3,525           3,591
     Chancellor Media Corp. (US)
     8.0% due 11/01/08 ...........................          750             746
     Charter Communication Holdings LLC -
       Sr. Notes (US)
     8.25% due 04/01/07 ..........................        1,000             915
     Clear Channel Communications (US)
     7.65% due 09/15/10 ..........................          500             511
     Fox Sports Networks LLC - Sr. Disc
       Notes (US)
     0.0% due 08/15/07 ...........................          750             637
     Fox/Liberty Networks LLC - Sr. Notes
       (US)
     8.875% due 08/15/07 .........................        1,000             995
     Liberty Media Corp. - Bonds (US)
     7.875% due 07/15/09 .........................        1,500           1,477
     News America, Inc. - Debs. (US)
     7.125% due 04/08/28 .........................        3,483           2,839
     Time Warner, Inc. (US)
     6.625% due 05/15/29 .........................        4,079           3,698
     Time Warner, Inc. - Debs (US)
     7.25% due 10/15/17 ..........................          500             490
     Time Warner, Inc. - Notes (US)
     8.18% due 08/15/07 ..........................        2,075           2,207
     Viacom, Inc. (US)
     7.7% due 07/30/10 ...........................        5,250           5,516
                                                                       --------
                                                                         24,101

Municipals - 0.2%
     Tennessee Valley Authority - Bonds (US)
     6.375% due 09/18/06 .........................       11,000           5,622

Natural Gas Distribution - 0.2%
     Florida Gas Transmission Co. (US)
     7.875% due 12/01/10 .........................          750             773
     KN Energy, Inc. - Sr. Notes (US)
     6.45% due 03/01/03 ..........................        4,590           4,579
     Williams Gas Pipeline Center - Sr. Notes
       144A (a) (US)
     7.375% due 11/15/06 .........................        1,300           1,336
                                                                       --------
                                                                          6,688

Oil - 0.1%
     Coastal Corp. (US)
     7.75% due 06/15/10 ..........................          500             527
     Conoco, Inc. - Notes (US)
     5.9% due 04/15/04 ...........................          500             495
     Pennzoil - Quaker State - Notes (US)
     8.65% due 12/01/02 ..........................          750             754
                                                                       --------
                                                                          1,776

Oil & Natural Gas Exploration & Production - 0.3%
     Amerada Hess Corp. - Bonds (US)
     7.875% due 10/01/29 .........................        2,749           2,874
     Gulf Canada Resources, Ltd. - Sr. Notes
       (CA)
     8.35% due 08/01/06 ..........................        4,460           4,527
                                                                       --------
                                                                          7,401

Oil - Equipment & Service - 0.1%
     Petroleum Geo-Services ASA - Sr. Notes
       (NO)
     7.125% due 03/30/28 .........................        4,519           3,642

Paper & Forest Products - 0.0%
     Fort James Corp. - Sr. Notes (US)
     6.875% due 09/15/07 .........................          500             445

Personal & Commercial Lending - 3.2%
     Asset Backed Securities Corp. - Series
       2000-LB1 Cl. AF2 (US)
     7.57% due 03/21/24 ..........................        6,795           6,918
     Citibank Credit Card Issuance Trust - Ser
       2000 Cl. C1 (US)
     7.45% due 09/15/07 ..........................          500             523
     Countrywide Alternative Loan Trust - Ser
       1999-1 Cl. A4 (US)
     6.75% due 06/25/29 ..........................        7,569           7,525
     Credit Suisse First Boston, Inc. (US)
     7.29% due 09/15/09 ..........................        8,062           8,496
     CS First Boston Mortgage Securities
       Corp. (US)
     6.91% due 01/15/08 ..........................        5,953           6,119
     EQCC Home Equity Loan Trust (US)
     6.223% due 06/25/11 .........................        7,498           7,476
     Ford Motor Credit Co. (US)
     1.2% due 02/07/05 ...........................      500,000           4,310

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                          Par           Market
                     Name of Issuer                      Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Personal & Commercial Lending - Continued
     Ford Motor Credit Co. (LU)
     5.25% due 06/16/08 ..........................      $10,250         $ 4,669
     Ford Motor Credit Co. - Notes (US)
     6.125% due 04/28/03 .........................        3,000           2,973
     Ford Motor Credit Co. (US)
     7.875% due 06/15/10 .........................          500             515
     General Motors Acceptance Corp. (US)
     4.0% due 02/09/06 ...........................        6,800           5,913
     General Motors Acceptance Corp. -
       Bonds (US)
     5.5% due 01/14/02 ...........................        5,000           4,966
     Goldman Sachs Group, Inc. (US)
     7.8% due 01/28/10 ...........................        8,618           9,063
     Household Finance Corp. - Notes (US)
     6.0% due 05/01/04 ...........................        7,020           6,890
     Money Store Home Equity Trust - Ser
       1996-B A7 (US)
     7.55% due 02/15/20 ..........................        4,977           4,990
     Residential Asset Products (US)
     7.21% due 11/25/19 ..........................        8,500           8,522
     Residential Asset Securities Corp. (US)
     7.18% due 01/25/25 ..........................        4,000           4,053
     U.S. West Capital Funding, Inc. (US)
     6.875% due 07/15/28 .........................        2,709           2,369
                                                                        -------
                                                                         96,290

Pollution Control - 0.1%
     Waste Management, Inc. - Notes (US)
     7.7% due 10/01/02 ...........................          400             400
     WMX Technologies, Inc. - Notes (US)
     7.1% due 08/01/26 ...........................        1,000             988
     7.125% due 06/15/01 .........................        2,715           2,704
                                                                        -------
                                                                          4,092

Real Estate Investment Trust - 0.5%
     Residential Asset Securitization Trust -
       Ser. 1998-A8 Cl. A3 (US)
     6.75% due 08/25/28 ..........................       14,765          14,698

Retail - Department Stores - 0.5%
     Federated Department Stores, Inc. - Sr
       Notes (US)
     8.5% due 06/15/03 ...........................        6,502           6,691
     Wal Mart Stores, Inc. (US)
     7.55% due 02/15/30 ..........................        7,405           8,217
                                                                        -------
                                                                         14,908

Telecommunication Equipment - 0.0%
     Crown Castle International Corp. - Sr
       Notes (US)
     10.75% due 08/01/11 .........................        1,000           1,037
     Spectrasite Holdings, Inc. - Sr. Notes
       Ser. B (US)
     10.75% due 03/15/10 .........................          500             445
                                                                        -------
                                                                          1,482

Telecommunication Services - 0.2%
     CSC Holdings, Inc. - Sr. Notes (US)
     8.125% due 07/15/09 .........................        5,000           5,111
     Vodafone Group plc - Notes (US)
     7.625% due 02/15/05 .........................          500             515
                                                                        -------
                                                                          5,626

Telephone - 0.4%
     AT&T Corp. - Notes (US)
     5.625% due 03/15/04 .........................        4,000           3,821
     CenturyTel, Inc. - Sr. Notes Ser. H (US)
     8.375% due 10/15/10 .........................        2,000           2,083
     MCI WorldCom, Inc. - Notes (US)
     7.75% due 04/01/07 ..........................        5,289           5,298
                                                                        -------
                                                                         11,202

U.S. Government Agencies - 11.3%
     Federal Home Loan Mortgage Corp. (XU)
     0.0% due 09/15/10 ...........................        5,375           5,176
     Federal National Mortgage Assoc. - Notes
       (US)
     4.75% due 11/14/03 ..........................       11,000          10,744
     7.0% due 07/15/05 ...........................        5,200           5,458
     Federal National Mortgage Assoc. (US)
     6.0% due 01/25/30 ...........................       34,287          33,194
     6.0% due 05/15/08 ...........................       13,000          13,049
     6.375% due 06/15/09 .........................       16,500          16,920
     6.5% due 01/25/15 ...........................       17,244          17,239
     6.5% due 01/25/30 ...........................       11,843          11,680
     6.5% due 07/01/29 ...........................        2,994           2,953
     6.5% due 08/01/13 ...........................        2,928           2,927
     6.5% due 08/01/30 ...........................        1,990           1,963
     6.75% due 08/15/02 ..........................       15,767          16,028
     7.0% due 01/25/30 ...........................       38,208          38,268
     7.0% due 04/01/29 ...........................       12,868          13,053
     7.0% due 11/01/30 ...........................        3,993           3,999
     7.0% due 12/01/30 ...........................        1,000           1,002
     7.25% due 05/15/30 ..........................       13,608          15,487
     7.5% due 01/25/15 ...........................       20,961          21,406
     7.5% due 01/25/30 ...........................       29,230          29,659
     7.5% due 11/01/30 ...........................        7,993           8,110
     7.5% due 12/01/30 ...........................        3,000           3,044
     8.0% due 01/25/30 ...........................       15,054          15,426
     8.0% due 12/01/29 ...........................        3,000           3,074

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
MANAGED FUND

                                                          Par           Market
       Name of Issuer                                    Value          Value
                                                        (000's)        (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
     Government National Mortgage Assoc.
          (US)
     6.0% due 12/15/28 ........................       $   3,969    $    3,851
     7.0% due 08/15/29 ........................           1,492         1,499
     7.5% due 10/15/30 ........................           3,997         4,066
     7.5% due 11/15/30 ........................             999         1,016
     7.5% due 12/15/30 ........................          10,892        11,079
     8.0% due 11/15/30 ........................           7,994         8,204
     8.0% due 12/15/17 ........................          17,829        18,425
                                                                    ---------
                                                                      337,999

U.S. Governmental - 5.4%
     U.S. Treasury - Notes (US)
     5.25% due 08/15/03 .......................           4,875         4,890
     5.625% due 02/15/06 ......................           4,500         4,605
     5.625% due 05/15/08 ......................           4,000         4,105
     5.75% due 08/15/10 .......................           2,500         2,620
     5.875% due 11/15/05 ......................           7,699         7,964
     6.25% due 02/15/07 .......................          13,500        14,251
     6.375% due 08/15/02 ......................           4,250         4,321
     6.875% due 05/15/06 ......................           2,000         2,163
     U.S. Treasury - Bonds (US)
     5.25% due 02/15/29 .......................          10,658        10,210
     5.875% due 11/15/04 ......................          11,635        11,939
     6.75% due 08/15/26 .......................          14,010        16,212
     8.875% due 08/15/17 ......................          57,564        78,243
                                                                    ---------
                                                                      161,523
                                                                    ---------
TOTAL PUBLICLY-TRADED BONDS- ..................            38.5%    1,155,133


SHORT-TERM INVESTMENTS - 8.1%
     Investment in joint trading account
          (Note B) (US)
     6.695% due 01/02/01 ......................         242,351       242,351
                                                      ---------    ----------
    TOTAL INVESTMENTS- ........................           105.6%    3,164,786
Payables, less cash and receivables- ..........            (5.6)%    (168,992)
                                                      ---------    ----------
       NET ASSETS- ............................           100.0%    2,995,794
                                                      =========    ==========
ADR  - American Depository Receipt

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $3,294 or 0.01% of net assets of the Portfolio.

See notes to financial statements.


SUMMARY OF LONG-TERM SECURITIES BY COUNTRY

                                                                          % of
                                                            Market     Long-Term
                                        Country             Value        Invest-
    Industry                            Abbreviation       (000s)         ments
Australia .........................         AU         $    1,365         0.1%
Greece ............................         GR              2,501         0.1%
Sweden ............................         SE              3,024         0.1%
Denmark ...........................         DK              3,163         0.1%
Panama ............................         PA              3,599         0.1%
Norway ............................         NO              3,642         0.1%
Finland ...........................         FI              4,772         0.2%
Germany ...........................         DE              6,339         0.2%
Luxembourg ........................         LU              7,097         0.3%
United Kingdom ....................         GB             12,272         0.4%
Spain .............................         ES             12,297         0.4%
France ............................         FR             13,893         0.5%
Japan .............................         JP             19,202         0.7%
Bermuda ...........................         BM             26,812         0.9%
Netherlands .......................         NL             38,945         1.3%
Supra National ....................         XU             41,735         1.4%
Canada ............................         CA             43,793         1.5%
Italy .............................         IT             45,017         1.5%
United States .....................         US          2,632,967        90.1%
                                                       ----------       -----
                                                       $2,922,435       100.0%
                                                       ==========       =====
                                      151
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SCHEDULE OF INVESTMENTS--Continued
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                          Par           Market
           Name of Issuer                                Value          Value
                                                        (000's)        (000's)
CORPORATE BONDS

Financial Services - 1.3%
     Chase Credit Card Master Trust - Cl. A 1998-3
     6.0% due 08/15/05 .............................     $1,075        $1,080

Personal & Commercial Lending - 1.2%
     MBNA Master Credit Card Trust
     6.6% due 11/15/04 .............................        935           945
                                                                       ------
                              TOTAL CORPORATE BONDS-        2.5%        2,025


PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.6%
     Raytheon Co. - Notes
     6.45% due 08/15/02 ............................        500           498

Bank - 8.8%
     BankBoston Corp. - Sr. Notes
     6.125% due 03/15/02 ...........................      1,900         1,899
     Banponce Corp. - Notes
     6.54% due 11/06/01 ............................      1,000         1,003
     Capital One Bank - Notes
     7.0% due 04/30/01 .............................      1,000         1,002
     First Union Corp. - Notes
     6.95% due 11/01/04 ............................        500           506
     J.P. Morgan & Co., Inc. - Sr. Notes
     5.75% due 02/25/04 ............................      1,000           982
     Star Banc Corp. - Notes
     5.875% due 11/01/03 ...........................        600           593
     Westpac Banking Corp. - Sub. Debs .............
     9.125% due 08/15/01 ...........................      1,000         1,017
                                                                       ------
                                                                        7,002

Brokerage & Investment Management - 3.6%
     Donaldson, Lufkin & Jenrette, Inc. - Sr. Notes
     5.875% due 04/01/02 ...........................      1,900         1,894
     Lehman Brothers Holdings, Inc. - Notes
     6.5% due 10/01/02 .............................        470           470
     Morgan Stanley, Dean Witter, Discover & Co. ...
     5.625% due 01/20/04 ...........................        500           490
                                                                       ------
                                                                        2,854

Business Services - 0.5%
     Comdisco, Inc. - Notes
     5.95% due 04/30/02 ............................        500           410

Computer Equipment - 0.6%
     International Business Machines Corp. - Notes
     5.625% due 04/12/04 ...........................        500           493

Cosmetic & Personal Care - 2.5%
     Dial Corp. - Notes
     5.9% due 10/25/01 .............................      2,000         1,982

Diversified Operations - 3.3%
     CMS Panhandle Holding - Sr. Notes
     6.125% due 03/15/04 ...........................      1,000           963
     El Paso Energy Corp. - Sr. Notes
     6.625% due 07/15/01 ...........................        500           500


Diversified Operations - Continued
     Tyco International Group SA
     6.125% due 06/15/01 ...........................     $1,200        $1,195
                                                                       ------
                                                                        2,658

Electric Power - 0.6%
     Niagara Mohawk Power Corp. - Sr. Notes
     7.25% due 10/01/02 ............................        499           504

Financial Services - 11.6%
     Associates Corp. of North America - Sr. Notes
     5.75% due 11/01/03 ............................        450           444
     General Electric Capital Corp. ................
     7.5% due 05/15/05 .............................      3,150         3,327
     General Motors Acceptance Corp. - Notes
     7.48% due 02/28/03 ............................      1,200         1,225
     Green Tree Financial Corp. - Ser. 1996-8 Cl. A6
     7.6% due 10/15/27 .............................        680           705
     Heller Financial, Inc. - Notes
     6.25% due 03/01/01 ............................      1,500         1,499
     Lehman Brothers Holdings - Notes
     6.625% due 02/05/06 ...........................        600           594
     PNC Funding Corp. .............................
     7.0% due 09/01/04 .............................        500           509
     Salomon, Inc. - Sr. Notes
     7.2% due 02/01/04 .............................        500           511
     U.S. West Capital Funding, Inc. ...............
     6.875% due 08/15/01 ...........................        500           501
                                                                       ------
                                                                        9,315

Food, Beverage & Tobacco - 0.8%
     Philip Morris Cos., Inc. - Debs ...............
     8.25% due 10/15/03 ............................        640           657

Health Care Products - 1.8%
     Beckman Instruments, Inc. - Sr. Notes
     7.1% due 03/04/03 .............................      1,475         1,455

Health Care Services - 0.5%
     Tenet Healthcare Corp. - Sr. Notes
     8.625% due 12/01/03 ...........................        360           368

Media - TV / Radio - 1.3%
     Continental Cablevision - Sr. Notes
     8.5% due 09/15/01 .............................      1,010         1,021

Natural Gas Distribution - 2.3%
     Enron Corp. - Debs ............................
     9.125% due 04/01/03 ...........................        500           527
     KN Energy, Inc. - Sr. Notes
     6.45% due 03/01/03 ............................      1,300         1,297
                                                                       ------
                                                                        1,824

Oil - 1.3%
     Coastal Corp. - Sr. Notes
     8.125% due 09/15/02 ...........................        500           517

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND

                                                          Par           Market
                   Name of Issuer                        Value          Value
                                                        (000's)        (000's)
PUBLICLY-TRADED BONDS - Continued

Oil - Continued
     Conoco, Inc. - Notes
     5.9% due 04/15/04 ................................. $  550        $  545
                                                                       ------
                                                                        1,062

Oil & Natural Gas Exploration & Production - 1.5%
     Gulf Canada Resources, Ltd. - Sr. Notes
     8.35% due 08/01/06 ................................    170           179
     Occidental Petroleum Corp. - Notes
     8.5% due 11/09/01 .................................  1,000         1,012
                                                                       ------
                                                                        1,191

Oil - Equipment & Service - 1.2%
     Petroleum-Geo Services ASA - Bonds
     6.25% due 11/19/03 ................................  1,000           979

Personal & Commercial Lending - 7.6%
     American General Finance Corp. - Notes
     5.75% due 11/23/01 ................................  1,270         1,266
     Asset Backed Securities Corp. - Series 2000-LB1
          Cl. AF2
     7.57% due 03/21/24 ................................    177           180
     Covenant Transport, Inc. - Cl. A
     7.6% due 12/15/29 .................................    252           259
     Ford Motor Credit Co. - Sr. Notes
     5.75% due 02/23/04 ................................  1,500         1,452
     Green Tree Financial Corp. - Ser. 1996-F
     7.3% due 01/15/28 .................................    131           132
     Household Finance Corp. - Notes
     6.0% due 05/01/04 .................................  1,000           981
     Money Store Home Equity Trust - Ser 1996-B A7 .....
     7.55% due 02/15/20 ................................    146           146
     Money Store Home Equity Trust - Ser 1997-D AF3 ....
     6.345% due 11/15/21 ...............................    227           227
     Residential Asset and Mortgage Products
     7.21% due 11/25/19 ................................  1,500         1,504
                                                                       ------
                                                                        6,147

Pollution Control - 0.7%
     WMX Technologies, Inc. - Notes
     7.125% due 06/15/01 ...............................    570           568

Real Estate Investment Trust - 0.4%
     Residential Asset Securitization Trust - Ser. 1998-
          A8 Cl. A3
     6.75% due 08/25/28 ................................    293           292

Retail - Department Stores - 2.5%
     Dillard's, Inc. - Notes
     5.79% due 11/15/01 ................................    975           895
     Federated Department Stores, Inc. - Sr. Notes
     8.5% due 06/15/03 .................................  1,090         1,122
                                                                       ------
                                                                        2,017

Retail - Food - 0.6%
     Safeway, Inc. - Notes
     5.875% due 11/15/01 ............................       500           498

Telecommunication Services - 1.9%
     Cox Communications, Inc. - Notes
     7.0% due 08/15/01 ..............................     1,500         1,496

Telephone - 1.9%
     MCI Worldcom, Inc. - Sr. Notes
     6.125% due 08/15/01 ............................     1,500         1,495

Transportation Services - 2.5%
     Norfolk Southern Corp. - Notes
     6.875% due 05/01/01 ............................     2,000         1,999

U.S. Government Agencies - 20.2%
     Federal Home Loan Bank
     8.0% due 06/01/10 ..............................     1,181         1,218
     Federal Home Loan Mortgage Corp.
     7.75% due 01/15/21 .............................       292           292
     Federal National Mortgage Assoc.
     6.375% due 10/15/02 ............................     3,500         3,546
     6.5% due 09/01/02 ..............................     1,380         1,375
     6.75% due 08/15/02 .............................     3,750         3,812
     7.0% due 01/01/03 ..............................     4,166         4,164
     7.0% due 12/01/10 ..............................     1,692         1,715
                                                                       ------
                                                                       16,122

U.S. Governmental - 13.2%
     U.S. Treasury
     4.25% due 11/15/03 .............................       530           518
     4.5% due 01/31/01 ..............................       910           909
     5.875% due 02/15/04 ............................     2,810         2,867
     U.S. Treasury - Bonds
     5.875% due 11/15/04 ............................     6,190         6,351
                                                                       ------
                                                                       10,645
                                                                       ------
                        TOTAL PUBLICLY-TRADED BONDS-       94.3%       75,552


SHORT-TERM INVESTMENTS - 1.6%

Investment in joint trading account (Note B)
     6.695% due 01/02/01 ............................     1,289         1,289
                                                         ------        ------
                                   TOTAL INVESTMENTS-      98.4%       78,866
                 Cash and Receivables, less payables-       1.6%        1,243
                                                         ------        ------
                                          NET ASSETS-     100.0%       80,109
                                                         ======        ======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                        Market
                     Name of Issu                        Shares         Value
                                                                       (000's)
COMMON STOCK

Aerospace & Defense - 0.5%
     Armor Holdings, Inc. * .........................    20,400        $  356

Automobile - 1.3%
     ANC Rental Corporation * .......................    58,400           204
     Oshkosh Truck Corp. ............................    16,200           713
                                                                       ------
                                                                          917

Bank - 3.1%
     Community Bankshares, Inc. .....................     9,500           122
     First Midwest Bancorp, Inc. ....................     2,100            60
     Fulton Financial Corporation ...................    15,800           365
     Net.B@nk, Inc. * ...............................    38,900           255
     San Juan Basin Royalty Trust ...................    49,600           626
     Silicon Valley Bancshares * ....................    14,700           508
     Waypoint Financial Corp. * .....................    25,800           284
                                                                       ------
                                                                        2,220

Business Services - 0.0%
     Digital Insight Corp. * ........................     1,200            22

Chemical - 1.2%
     OM Group, Inc. .................................     9,900           541
     Spartech Corp. .................................    13,900           286
                                                                       ------
                                                                          827

Commercial Sevices - 2.8%
     HeadHunter.NET, Inc. * .........................    48,300           344
     Korn/Ferry International * .....................     8,000           170
     NetCreations, Inc. * ...........................    39,000           267
     Niku Corporation * .............................    26,100           191
     Official Payments Corp. * ......................    30,700           211
     Quanta Services, Inc. * ........................     7,600           244
     RPM, Inc. ......................................    36,400           312
     Steiner Leisure, Ltd. * ........................    15,000           210
                                                                       ------
                                                                        1,949

Computer Equipment - 0.2%
     Network Engines, Inc. ..........................     8,200            35
     UNOVA, Inc. * ..................................    26,000            94
                                                                       ------
                                                                          129

Computer Software & Services - 9.8%
     About.com, Inc. * ..............................    31,200           840
     Agency.Com Inc. * ..............................    14,400            56
     Ask Jeeves, Inc. * .............................    26,800            65
     Blue Martini Software, Inc. ....................     7,700           102
     Broadbase Software, Inc. * .....................    31,600           198
     Cambridge Technology Partners, Inc. * ..........    65,900           173
     Click Commerce, Inc. * .........................    14,000           292
     click2learn.com, Inc. * ........................    31,900           311
     CNET Networks, Inc. ............................     6,600           105
     Corio, Inc. ....................................    48,600           100
     Digex, Inc. * ..................................    14,300           322
     Extensity, Inc. * ..............................    20,700           125
     Harris Interactive, Inc. * .....................    31,900           118
     Informax, Inc. * ...............................    18,800           195
     Ixia * .........................................    10,900           249
     MatrixOne, Inc. * ..............................    14,200           258
     MicroStrategy, Inc. * ..........................    28,400           270
     Moldflow Corp. * ...............................     7,100           162
     National Information Consortium, Inc. *  .......    61,800            95
     OpenTV Corp. * .................................    28,500           296
     Otg Software, Inc. * ...........................    11,600           187
     PC-Tel, Inc. * .................................    26,900           289
     Pixar, Inc. * ..................................     4,600           138
     Resonate, Inc. * ...............................     6,000            57
     Riverdeep Group plc - ADR * ....................     9,700           194
     RSA Security, Inc. * ...........................     7,500           397
     Saba Software, Inc. ............................    10,900           172
     Selectica, Inc. * ..............................    12,900           312
     SignalSoft Corp. * .............................    11,900           117
     VIA NET.WORKS, Inc. * ..........................    46,400           177
     Websense, Inc. * ...............................    14,200           206
     Witness Systems, Inc. * ........................    14,100           190
     WorldGate Communications, Inc. * ...............    17,900            68
                                                                       ------
                                                                        6,836

Consumer Miscellaneous - 1.8%
     Libbey, Inc. ...................................    21,700           659
     NetRatings, Inc. * .............................    15,900           234
     The Scotts Company - Cl A * ....................    10,800           399
                                                                       ------
                                                                        1,292

Diversified Operations - 1.9%
     Donaldson Co., Inc. ............................    24,400           679
     Ionics, Inc. * .................................    16,100           457
     WESCO International, Inc. * ....................    23,600           171
                                                                       ------
                                                                        1,307

Electric Power - 0.7%
     MDU Resources Group, Inc. ......................    14,900           484

Electrical Equipment - 1.9%
     Advanced Energy Industries, Inc. * .............    29,400           661
     Integrated Electrical Services, Inc. *  ........    29,500           175
     Pentair, Inc. ..................................    21,700           525
                                                                       ------
                                                                        1,361

Electronic Products & Services - 18.7%
     American Superconductor Corporation *  .........    15,400           440
     Anadigics, Inc. * ..............................    34,300           562
     Anaren Micro Circuits, Inc. ....................    18,800         1,263
     ASM International N.V. * .......................    26,500           247
     AUGUST TECHNOLOGY Corp. ........................    17,900           232
     BE SEMICONDUCTOR INDUSTRIES ....................     7,000            64
     Cymer, Inc. * ..................................    27,200           700
     DSP Group, Inc. * ..............................    12,000           253
     DuPont Photomasks, Inc. * ......................     4,600           243
     Electro Scientific Industries, Inc. * ..........    24,900           697
     Electroglas, Inc. * ............................    38,800           594

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000

--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                        Market
              Name of Issuer                             Shares         Value
                                                                       (000's)
COMMON STOCK - Continued

Electronic Products & Services - Continued
     EMCORE Corporation * ...........................    27,000       $ 1,269
     Exar, Corp. * ..................................    19,000           589
     Helix Technology Corp. .........................    25,900           613
     LTX Corp. * ....................................    63,500           822
     MedQuist, Inc. * ...............................    21,600           346
     Microtune, Inc. * ..............................     6,600           109
     Nanometrics, Inc. * ............................    19,700           272
     OmniVision Technologies, Inc. ..................    12,400            40
     ON Semiconductor corporation * .................    59,100           310
     Parthus Technologies plc - ADR * ...............     7,200           189
     Power Integrations, Inc. * .....................    25,300           291
     Rudolph Technologies, Inc. * ...................    10,900           329
     Sawtek, Inc. * .................................     7,700           356
     Silicon Valley Group, Inc. * ...................    25,800           742
     SpeedFAm-IPEC, Inc. * ..........................    53,700           325
     Therma-Wave, Inc. * ............................    33,200           465
     Veeco Instruments Inc. * .......................     7,800           313
     Zoran Corp. * ..................................    14,400           223
     Zygo Corporation * .............................     8,600           243
                                                                       ------
                                                                       13,141

Energy - Alternative Source - 0.9%
     Proton Energy Systems, Inc. * ..................     9,500           100
     Rayovac Corporation * ..........................    19,100           271
     Valence Technology, Inc. * .....................    25,000           233
                                                                       ------
                                                                          604

Engineering & Construction - 0.4%
     York International Corp. .......................     9,500           291

Financial Services - 2.3%
     American Capital Strategies, Ltd. ..............    30,600           771
     AmeriCredit Corp. * ............................    29,000           790
     LendingTree, Inc. * ............................    32,500            67
                                                                       ------
                                                                        1,628

Food, Beverage & Tobacco - 2.4%
     Corn Products International, Inc. ..............    19,700           573
     Flowers Industries, Inc. .......................    22,600           356
     Suiza Foods Corp. * ............................    15,400           739
                                                                       ------
                                                                        1,668

Health Care Products - 9.3%
     3 Dimensional Pharmaceuticals, Inc. * ..........    14,200           210
     Aclara Biosciences Inc. * ......................    14,200           154
     Antigenics, Inc. * .............................    22,800           252
     Aviron * .......................................    10,800           722
     Charles River Laboratories * ...................     9,600           263
     ChromaVision Medical Systems, Inc. * ...........    35,600            93
     Diversa Corp. ..................................    17,200           308
     Durect Corp. * .................................    17,100           205
     Exelixis, Inc. * ...............................    41,000           600
     Genaissance Pharmaceuticals, Inc. * ............    14,800           266
     Gene Logic, Inc. * .............................    19,700           362
     Heska Corporation * ............................    89,900            62
     ILEX Oncology, Inc. * ..........................    19,600           516
     Illumina, Inc. .................................    14,000           225
     Lexicon Genetics Incorporated * ................    18,500           308
     Tanox, Inc. * ..................................    11,400           447
     Trimeris, Inc. * ...............................    14,800           812
     Vical Incorporated * ...........................    23,900           442
     ViroPharma Incorporated * ......................    14,700           213
                                                                       ------
                                                                        6,460

Health Care Services - 1.7%
     Kendle International, Inc. * ...................    24,200           240
     LifePoint Hospitals, Inc. * ....................    12,000           602
     Orthodontic Centers of America, Inc. *  ........    10,500           328
                                                                       ------
                                                                        1,170

Insurance - 4.5%
     Everest Re Group, Ltd. .........................    17,100         1,225
     Fidelity National Financial, Inc. ..............    29,800         1,101
     First American Financial Corp. .................    24,100           792
     Zenith National Insurance Corp. ................       400            12
                                                                       ------
                                                                        3,130

Leisure & Recreation - 5.3%
     Championship Auto Racing Teams, Inc. *  ........    14,500           304
     Cheap Tickets, Inc. * ..........................    40,300           393
     Hotel Reservations Network, Inc. - Cl. A * .....     5,700           162
     International Speedway Corp. - Cl. A ...........    11,200           426
     Polaris Industries Inc. ........................    29,500         1,173
     Speedway Motorsports, Inc. * ...................    27,700           665
     World Wrestling Federation Entertainment,
          Inc .......................................    33,100           529
                                                                       ------
                                                                        3,652

Machinery - 0.5%
     Columbus McKinnon Corp. ........................    25,200           224
     SonoSite, Inc. * ...............................     7,600            97
                                                                       ------
                                                                          321

Media - Publishing - 1.1%
     Banta Corporation ..............................    15,200           386
     Radio One, Inc. - Cl. D * ......................    34,900           384
                                                                       ------
                                                                          770

Media - TV / Radio - 5.7%
     24/7 Media, Inc. ...............................    41,000            22
     ACTV, Inc. * ...................................    27,700           118
     BHC Communications, Inc. - Cl. A * .............     2,000           258
     Citadel Communications Corp. * .................    32,000           384
     Crown Media Holdings , Inc. ....................    27,500           559
     Entercom Communications Corp. * ................     7,200           248
     Entravision Communications - Cl. A * ...........    20,000           367
     Insight Communications Company, Inc. *  ........    25,800           606
     Martha Stewart Living Omnimedia, Inc. -
          Cl. A * ...................................    16,000           321
     Mediacom Communications Corp. *  ...............    22,800           392

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                        Market
          Name of Issuer                                 Shares         Value
                                                                       (000's)
COMMON STOCK - Continued

Media - TV / Radio - Continued
     Sirius Satellite Radio Inc. * .................     14,600        $  437
     Tivo, Inc. * ..................................     17,000            91
     Westwood One, Inc. * ..........................      9,000           174
                                                                       ------
                                                                        3,977

Metals & Mining - 0.4%
     Kaiser Aluminum Corporation ...................     78,100           288

Natural Gas Distribution - 2.4%
     Energen Corp. .................................     14,600           470
     Midcoast Energy Resources, Inc. ...............      3,900            85
     New Jersey Resources Corporation ..............      9,800           424
     WGL Holdings , Inc. ...........................     24,000           730
                                                                       ------
                                                                        1,709

Oil - Equipment & Service - 0.9%
     Hydril Co. * ..................................     10,000           176
     SEACOR SMIT, Inc. .............................      9,200           484
                                                                       ------
                                                                          660

Paper & Forest Products - 0.2%
     Caraustar Industries, Inc. ....................     18,100           170

Real Estate Development - 0.5%
     Trammell Crow Company * .......................     25,400           343

Real Estate Investment Trust - 0.4%
     MeriStar Hospitality Corp. ....................     12,400           244

Real Estate Operations - 1.2%
     CB Richard Ellis Services, Inc. * .............     27,200           398
     Insignia Financial Group, Inc. * ..............     39,700           471
                                                                       ------
                                                                          869

Retail - Department Stores - 2.9%
     American Eagle Outfitters, Inc. * .............     11,700           494
     Dollar Thrifty Automotive Group, Inc. * .......     15,700           294
     Dollar Tree Stores, Inc. * ....................     18,500           453
     Factory 2-U Stores Inc. * .....................     14,900           494
     Williams-Sonoma, Inc. .........................     14,300           286
                                                                       ------
                                                                        2,021

Retail - Food - 1.2%
     Buca, Inc. * ..................................     20,300           298
     Ruby Tuesday, Inc. ............................     33,700           514
                                                                       ------
                                                                          812

Shoe & Apparel Manufacturing - 1.6%
     Kellwood Co. ..................................     20,900           442
     Novel Denim Holdings Limited * ................     16,000           140
     Stride Rite Corp. .............................     39,300           275
     Tommy Hilfiger Corp. * ........................     25,500           250
                                                                       ------
                                                                        1,107

Steel - 0.4%
     Remec, Inc. * .................................     30,600           294


Telecommunication Equipment - 1.1%
     Advanced Fibre Communications, Inc. *  ........      6,700           121
     Advanced Switching Communications, Inc. * .....     16,200            79
     Carrier Access Corp. ..........................     39,900           359
     Superior Telecom, Inc. ........................     43,500            84
     WebEx Communications, Inc. * ..................      7,500           157
                                                                       ------
                                                                          800

Telecommunication Services - 1.7%
     Allied Riser Communications Corp. * ...........     74,400           151
     Aspect Communications Corp. * .................     46,400           373
     Focal Communications Corp. * ..................     30,900           216
     Intermedia Communications, Inc. * .............     19,000           137
     interWave Communications Int., Ltd. *  ........     46,900            73
     OmniSky Corp. * ...............................     30,900           257
                                                                       ------
                                                                        1,207

Transportation Services - 3.4%
     Alaska Air Group, Inc. * ......................     10,900           324
     America West Holdings Corp. - Cl. B *  ........     22,400           287
     Landstar Systems, Inc. ........................      9,700           538
     USFreightways Corp. ...........................     10,700           322
     Werner Enterprises, Inc. ......................     56,000           952
                                                                       ------
                                                                        2,423
                                                                       ------
TOTAL COMMON STOCK- ................................       96.3%       67,459

                                                          Par
                                                         Value
                                                        (000's)
SHORT-TERM INVESTMENTS - 4.6%
     Investment in joint trading account (Note B)
          6.695% due 01/02/01 ......................   $   3,191        3,191
                                                       ---------       ------
                                  TOTAL INVESTMENTS-      100.9%       70,650
                Payables, less cash and receivables-       (0.9)%        (619)
                                                       ---------       ------
                                         NET ASSETS-      100.0%       70,031
                                                       =========       ======

*    Non-income producing security.
ADR-American Depository Receipt

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                        Market
         Name of Issuer                                  Shares         Value
                                                                       (000's)
COMMON STOCK

Australia - 0.8%
     Brambles Industries, Ltd. (DIOP) ..............     13,553        $  317
     Publishing & Broadcasting, Ltd. (MEDP) ........     48,083           349
     Telstra Corp., Ltd. (TELS) ....................     89,907           321
                                                                       ------
                                                                          987

Belgium - 0.8%
     Dexia (BANK) ..................................      2,078           376
     Fortis (B) (INSU) .............................     16,540           537
     UCB SA (HEAL) .................................      1,180            44
                                                                       ------
                                                                          957

Bermuda - 0.1%
     Dao Heng Bank Group, Ltd. (BANK)  .............     17,000            97

Brazil - 0.7%
     Petroleo Brasileiro SA * (OILX) ...............      7,000           177
     Telecomunicacoes Brasileiras SA - ADR
     (UTIT) ........................................      7,014           511
     Unibanco - Uniao de Bancos Brasileiros SA
     - GDR (BANK) ..................................      4,985           147
                                                                       ------
                                                                          835

Canada - 1.2%
     Alcan Aluminum, Ltd. (META) ...................      9,632           330
     Celestica, Inc. * (COMM) ......................     12,952           702
     Nortel Networks Corp. (TELE) ..................      6,833           220
     Royal Bank of Canada (BANK) ...................      5,280           179
                                                                       ------
                                                                        1,431

Denmark - 0.0%
     Tele Danmark AS (TELS) ........................      1,530            62

Finland - 2.4%
     Nokia Oyj (HEAL) ..............................     66,035         2,945

France - 13.3%
     Alcatel (TELE) ................................     18,930         1,075
     Altran Technologies, Inc. SA (AERO)  ..........        950           215
     Aventis SA * (HEAL) ...........................      2,706           236
     AXA SA (INSU) .................................     11,455         1,657
     Banque Nationale de Paris (BANK) ..............     15,370         1,349
     Bouygues SA (CONT) ............................      4,390           199
     Canal Plus (MEDI) .............................        643             2
     Cap Gemini SA (COMM) ..........................      2,050           331
     Compagnie de St. Gobain (CONS) ................      3,400           534
     Groupe Danone (FOOD) ..........................        930           140
     Hermes International (RETS) ...................      1,430           203
     L'Oreal SA (HNBA) .............................      2,030           174
     Lafarge SA (CONS) .............................        606            51
     Legrand SA (ELEQ) .............................      2,464           498
     Louis Vuitton Moet Hennessy (FOOD) ............      1,910           126
     Rhone-Poulenc SA (BANK) .......................     19,509         1,713
     Sanofi-Synthelabo SA * (HEAL) .................     16,518         1,101
     Schneider SA (MACH) ...........................      2,621           191
     Societe Generale - Cl. A (BANK) ...............      3,882           241
     Societe Television Francaise 1 (MEDI) .........     16,520           892
     Sodexho Alliance SA (LEIS) ....................        784           145
     STMICROELECTRONICS (ETRN)  ....................     11,303           494
     Total Fina SA - Cl. B (OILX) ..................     17,158         2,552
     Vivendi Universal SA (DIOP) ...................     28,343         1,866
                                                                       ------
                                                                       15,985

Germany - 4.0%
     Allianz AG - Reg. (INSU) ......................      2,315           866
     Bayer AG (CHEM) ...............................      4,705           247
     Bayerische Vereinsbank AG (BANK) ..............     12,991           736
     Deutsche Bank AG (BANK) .......................     13,634         1,146
     Deutsche Telekom AG (UTIT) ....................      2,945            89
     E.On AG (DIOP) ................................      9,935           605
     Gehe AG (HEAL) ................................      7,078           267
     Rhoen-Klinikum AG (HEAL) ......................      1,720            97
     SAP AG (SOFT) .................................      5,000           581
     Siemens AG (DIOP) .............................      1,318           172
                                                                       ------
                                                                        4,806

Hong Kong - 2.2%
     Cheung Kong (Holdings), Ltd. (READ)  ..........     52,000           665
     China Telecom (Hong Kong), Ltd. (TELS) ........    151,000           825
     Henderson Land Development Co., Ltd. (READ)....     21,000           107
     Hutchison Whampoa, Ltd. (COMM)  ...............     67,900           846
     Pacific Century Cyberworks, Ltd. * (TELE) .....    263,914           169
                                                                       ------
                                                                        2,612

India - 0.7%
     Global Tele-Systems, Ltd. (TELE) ..............     14,000           240
     Hindustan Lever Ltd. (CNSU) ...................     72,000           318
     ICICI, Ltd. (FINL) ............................     71,484           259
                                                                       ------
                                                                          817

Ireland - 0.2%
     SmartForce Public Limited Co. - ADR (SOFT) ....      6,166           232

Italy - 6.0%
     Alleanza Assicurazioni (INSU) .................     43,000           685
     Assicurazioni Generali (INSU) .................      8,400           334
     Banca Intesa SpA (BANK) .......................    353,353         1,699
     Bipop-Carire SpA (BANK) .......................     51,000           333
     ENI SpA (OILS) ................................    128,784           822
     Mediaset SpA (MEDI) ...........................     10,000           119
     Mediolanum SpA (INSU) .........................     28,655           365
     Olivetti SpA (COMM) ...........................    182,496           436
     San Paolo-IMI SpA (BANK) ......................      4,858            79
     Tecnost SpA (COMP) ............................     73,800           196
     Telecom Italia Mobile SpA (TELS) ..............    111,000           886
     Telecom Italia SpA (TELS) .....................     29,900           331
     UniCredito Italiano SpA (BANK)  ...............    180,393           943
                                                                       ------
                                                                        7,228

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                        Market
Name of Issuer                                           Shares         Value
                                                                       (000's)
COMMON STOCK - Continued

Japan - 16.5%
     Canon, Inc. (COMM) ............................     42,000       $ 1,469
     DDI Corp. (UTIT) ..............................         19            92
     East Japan Railway Co. (TRAN) .................         31           182
     Fanuc, Ltd. (ELEQ) ............................      6,000           408
     Fuji Television Network, Inc. (MEDI) ..........         42           292
     Fujitsu, Ltd. (ELEQ) ..........................     20,000           295
     Furukawa Electric Co. (TELE) ..................     15,000           262
     Hitachi, Ltd. (ETRN) ..........................     16,000           142
     Ito-Yokado Co., Ltd. (RETS) ...................      4,000           199
     KAO Corp. (HNBA) ..............................      9,000           261
     Kokuyo Co. (COMM) .............................      8,000           119
     Kyocera Corp. (ETRN) ..........................      9,200         1,003
     Makita Corp. (CNSU) ...........................     10,000            70
     Marui Co., Ltd. (RETS) ........................     30,000           453
     Matsushita Communication Industries (TELS) ....      2,500           314
     Matsushita Electric Industrial Co. (ETRN) .....     43,000         1,027
     Mitsui Fudosan Co., Ltd. (REAL) ...............     83,000           824
     Mizuho Holdings, Inc. * (FINL) ................        159           985
     Murata Manufacturing Co., Ltd. (ETRN) .........     10,100         1,184
     NEC Corp. (COMP) ..............................     63,000         1,152
     Nippon Telegraph & Telephone Corp. (UTIT) .....        139         1,001
     Nomura Securities Co., Ltd. (FUND)  ...........     50,000           899
     NTT Mobile Communications Network, Inc. (TELS).         32           551
     Sankyo Co., Ltd. (HEAL) .......................     16,000           383
     Seven-Eleven Japan (RETF) .....................      9,000           512
     Shin-Etsu Chemical Co. (CHEM) .................     10,000           385
     Shiseido Co., Ltd. (CHEM) .....................     18,000           201
     Softbank Corp. (SOFT) .........................        700            24
     Sony Corp. (ETRN) .............................     25,500         1,762
     Sumitomo Bank (BANK) ..........................     75,000           770
     Sumitomo Corp. (DIOP) .........................     36,000           259
     TDK Corp. (COMP) ..............................      3,700           360
     Tokyo Electric Power (UTIE) ...................        100             2
     Tokyo Electron, Ltd. (ETRN) ...................      6,200           341
     Toshiba Corp. (ETRN) ..........................    120,000           802
     Toyota Motor Corp. (AUTO) .....................        100             3
     Yamanouchi Pharmaceutical Co., Ltd. (HEAL) ....     19,000           821
                                                                       ------
                                                                       19,809

Luxembourg - 0.1%
     Society Europeenne des Satellites (MEDI) ......        567            85

Mexico - 1.7%
     Fomento Economico Mexicano SA de CV (FOOD) ....    103,000           307
     Grupo Iusacell SA de CV - ADR V * (TELS) ......      9,000            88
     Grupo Televisa SA - GDR * (MEDI)  .............     21,407           962
     Telefonos de Mexico SA - ADR (UTIT)  ..........     15,580           703
                                                                       ------
                                                                        2,060


Netherlands - 6.9%
     ABN Amro Holding NV (BANK) ....................      5,076           115
     Akzo Nobel NV (CHEM) ..........................      1,390            75
     ASM Lithography Holding NV (COMP) .............     24,180           549
     Elsevier NV (MEDP) ............................     13,140           193
     Equant (COMP) .................................      1,905            50
     Fortis (NL) NV (INSU) .........................     21,010           683
     ING Groep NV (BANK) ...........................     26,500         2,117
     Koninklije KPN NV (TELS) ......................      2,821            32
     Koninklijke (Royal) Philips Electronics NV
      (ETRN) .......................................     40,739         1,493
     Royal Dutch Petroleum Co. (OILE) ..............     16,580         1,016
     United Pan Europe (TELS) ......................      2,446            25
     VNU NV (MEDP) .................................     30,790         1,514
     Wolters Kluwer NV - CVA (MEDP) ................     15,605           425
                                                                       ------
                                                                        8,287

Norway - 0.3%
     Orkla ASA (DIOP) ..............................     15,750           312

Portugal - 0.3%
     Jeronimo Martins, SGPS, SA (RETF) .............      7,183            74
     Portugal Telecom, SA (TELS) ...................     29,560           271
                                                                       ------
                                                                          345

Singapore - 0.7%
     DBS Group Holdings, Ltd. (BANK) ...............     11,000           124
     Singapore Telecommunications, Ltd. (TELS) .....     83,000           129
     United Overseas Bank, Ltd. (BANK)  ............     84,072           631
                                                                       ------
                                                                          884

South Korea - 0.7%
     Korea Telecom Corp. - ADR * (TELS) ............     10,600           329
     Pohang Iron & Steel Co., Ltd. - ADR (STEE) ....      7,053           110
     Samsung Electronics (ETRN) ....................      3,180           397
                                                                       ------
                                                                          836

Spain - 2.9%
     Banco Bilbao Vizcaya SA (BANK) ................     65,010           968
     Banco Santander Central Hispano SA (BANK) .....     76,399           818
     Endesa SA (UTIE) ..............................     34,398           586
     Repsol SA (OILX) ..............................     21,512           344
     Telefonica SA (UTIT) ..........................     38,156           790
                                                                       ------
                                                                        3,506

Sweden - 3.6%
     Atlas Copco AB (MACH) .........................      2,930            61
     Electrolux AB - Ser. B (APPL) .................     11,910           155
     Hennes & Mauritz AB - B Shares (RETS) .........     23,220           359
     Nordic Baltic Holding AB (BANK) ...............    128,620           974
     SANDVIK AB (MACH) .............................      3,220            78
     Securitas AB - B Shares (COMM) ................     62,328         1,156

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                                        Market
      Name of Issuer                                     Shares         Value
                                                                       (000's)
COMMON STOCK - Continued

Sweden - Continued
     Telefonaktiebolaget LM Ericsson AB *
          (TELS) ...................................    130,750       $ 1,489
                                                                      -------
                                                                        4,272

Switzerland - 4.5%
     ABB, Ltd. (ENGI) ..............................      6,237           665
     Adecco SA - Reg. (COMM) .......................        865           544
     Credit Suisse Group - Reg. (BANK) .............      2,950           560
     Nestle SA (FOOD) ..............................        746         1,740
     Roche Holding AG (HEAL) .......................         55           560
     UBS AG (BANK) .................................      7,922         1,293
                                                                      -------
                                                                        5,362

Taiwan - 0.4%
     Taiwan Semiconductor (ETRN) ...................    183,000           439

United Kingdom - 23.9%
     Abbey National First Capital BV (BANK) ........     11,000           200
     AstraZeneca Group plc (HEAL) ..................     25,701         1,297
     Autonomy Corporation plc * (SOFT)  ............      1,500            43
     Baltimore Technologies plc * (COMP)  ..........      3,000            15
     BG Group plc (UTIG) ...........................     13,522            53
     BP Amoco plc (OILE) ...........................     68,000           549
     British Telecommunications plc (TELS)  ........     41,000           351
     Cable & Wireless plc (TELS) ...................    112,095         1,514
     Cadbury Schweppes plc (FOOD) ..................     54,200           375
     Celltech Group plc * (HEAL) ...................     19,000           336
     Centrica plc * (UTIG) .........................     30,900           120
     David S. Smith Holdings plc (PAPR)  ...........     18,000            45
     Diageo plc (FOOD) .............................     84,512           948
     Dimension Data Holdings plc (SOFT)  ...........     12,500            84
     Electrocomponents plc (ETRN) ..................     16,000           158
     GKN plc (AUTO) ................................      5,000            53
     GlaxoSmithKline plc * (HEAL) ..................    146,982         4,154
     Granada Compass plc (LEIS) ....................    163,730         1,784
     Granada Media plc (MEDI) ......................      9,797            62
     Hays plc (DIOP) ...............................     69,200           399
     Hilton Group plc (LEIS) .......................     20,000            63
     HSBC Holdings plc (BANK) ......................     28,800           428
     Kingfisher plc (RETS) .........................     53,000           394
     Lattice Group * (ETRN) ........................     13,522            31
     Marconi plc (TELE) ............................     57,600           619
     Reckitt Benckiser plc (HNBA) ..................      2,000            28
     Reed International plc (MEDP) .................    196,000         2,052
     Rio Tinto plc - Reg. (DIOP) ...................     49,381           870
     Royal Bank of Scotland Group (BANK)  ..........    144,570         3,420
     Shell Transport & Trading Co. plc (OILX) ......    268,934         2,208
     Standard Chartered (BANK) .....................     47,000           678
     Tesco plc (FOOD) ..............................    125,400           511
     Tomkins plc (DIOP) ............................    132,496           291
     Unilever plc (CNSU) ...........................     54,928           471
     United News & Media plc (MEDP)  ...............     18,500           235
     Vodafone AirTouch plc (TELS) ..................    735,404         2,700


United Kingdom - Continued
     WPP Group plc (COMM) ..........................     89,000         1,160
                                                                      -------
                                                                       28,699

United States - 0.2%
     Flextronics International Ltd. (ETRN)  ........      7,800           222
                                                                      -------
                                 TOTAL COMMON STOCK-       95.1%      114,112


PREFERRED STOCK

Australia - 0.5%
     News Corp., Ltd. (MEDI) .......................     84,247           600

Brazil - 0.5%
     Petroleo Brasileiro SA - Petrobras (OILS) .....     27,192           638
                                                                      -------
                              TOTAL PREFERRED STOCK-        1.0%        1,238

                                                               Par
                                                              Value
                                                               (000's)
SHORT-TERM INVESTMENTS - 3.3%
     Investment in joint trading account (Note B)
       6.695% due 01/02/01 .........................     $2,229         2,229
     Euro Time Deposit
       4.6% due 01/02/01 ...........................      1,800         1,690
                                                         ------       -------
                       TOTAL SHORT-TERM INVESTMENTS-      4,029         3,919
                                                         ------       -------
                                  TOTAL INVESTMENTS-       99.4%      119,269
                Cash and Receivables, less payables-        0.6%          765
                                                         ------       -------
                                         NET ASSETS-      100.0%      120,034
                                                         ======       =======

* Non-income producing security.
ADR - American Depository Receipts
GDR - Global Depository Receipts

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

UMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                            Market       % of
                                           Industry         Value      Long-Term
       Industry                            Abbreviation     (000s)   Investments
Bank .......................................    BANK        22,134      19.2%
Health Care Products .......................    HEAL        12,242      10.6%
Telecommunication Services .................    TELS        10,456       9.1%
Electronic Products & Services .............    ETRN         9,495       8.2%
Commercial Sevices .........................    COMM         6,765       5.9%
Oil & Natural Gas Exploration &
    Production .............................    OILX         5,280       4.6%
Insurance ..................................    INSU         5,127       4.4%
Diversified Operations .....................    DIOP         5,090       4.4%
Media - Publishing .........................    MEDP         4,767       4.1%
Food, Beverage & Tobacco ...................    FOOD         4,148       3.6%
Media - TV / Radio .........................    MEDI         3,015       2.6%
Telephone ..................................    UTIT         2,947       2.6%
Telecommunication Equipment ................    TELE         2,586       2.2%
Computer Equipment .........................    COMP         2,322       2.0%
Leisure & Recreation .......................    LEIS         1,991       1.7%
Retail - Department Stores .................    RETS         1,608       1.4%
Oil - Equipment & Service ..................    OILE         1,565       1.4%
Oil ........................................    OILS         1,461       1.3%
Financial Services .........................    FINL         1,243       1.1%
Electrical Equipment .......................    ELEQ         1,200       1.0%
Computer Software & Services ...............    SOFT           965       0.8%
Chemical ...................................    CHEM           907       0.8%
Brokerage & Investment
    Management .............................    FUND           899       0.8%
Consumer Miscellaneous .....................    CNSU           859       0.7%
Real Estate Operations .....................    REAL           824       0.7%
Real Estate Development ....................    READ           772       0.7%
Engineering & Construction .................    ENGI           665       0.6%
Electric Power .............................    UTIE           589       0.5%
Retail - Food ..............................    RETF           586       0.5%
Construction ...............................    CONS           585       0.5%
Cosmetic & Personal Care ...................    HNBA           463       0.4%
Machinery ..................................    MACH           330       0.3%
Metals & Mining ............................    META           330       0.3%
Aerospace & Defense ........................    AERO           215       0.2%
Container ..................................    CONT           199       0.2%
Transportation Services ....................    TRAN           182       0.2%
Natural Gas Distribution ...................    UTIG           173       0.2%
Household Appliances /
    Furnishings ............................    APPL           154       0.1%
Steel ......................................    STEE           110       0.1%
Automobile .................................    AUTO            56       0.0%
Paper & Forest Products ....................    PAPR            45       0.0%
                                                          --------    -------
                                                          $115,350     100.0%
                                                          ========    ======

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK

Aerospace & Defense - 1.5%
   Boeing Co. ....................................       38,468        $  2,539
   General Dynamics Corp. ........................        8,600             671
   Honeywell International, Inc. .................       34,262           1,621
   Lockheed Martin Corp. .........................       18,400             625
   Northrop Grumman Corp. ........................        3,000             249
   Raytheon Co. - Cl. B ..........................       14,600             453
   United Technologies Corp. .....................       20,200           1,588
                                                                       --------
                                                                          7,746

Auto & Truck Parts - 0.5%
   AutoZone, Inc. * ..............................        5,800             165
   B.F. Goodrich Co. .............................        4,500             164
   Cooper Tire & Rubber Co. ......................        3,200              34
   Cummins Engine Company, Inc. ..................        1,700              64
   Dana Corp. ....................................        6,515             100
   General Motors Corp. ..........................       24,400           1,243
   Genuine Parts Co. .............................        7,550             198
   Goodyear Tire & Rubber Co. ....................        6,700             154
   Johnson Controls, Inc. ........................        3,700             192
   Navistar International Corp., Inc. - Cl. B ....        2,700              71
   PACCAR, Inc. ..................................        3,300             163
   TRW, Inc. .....................................        5,200             201
   Visteon Corp. * ...............................        6,166              71
                                                                       --------
                                                                          2,820

Automobile - 0.4%
   Delphi Automotive Systems Corp. ...............       24,169             272
   Ford Motor Co. ................................       81,136           1,901
                                                                       --------
                                                                          2,173

Bank - 5.3%
   AmSouth Bancorporation ........................       16,900             258
   Bank of America Corp. .........................       70,368           3,228
   Bank of New York Co., Inc. ....................       31,700           1,749
   Bank One Corp. ................................       49,650           1,818
   BB&T Corporation ..............................       17,200             642
   Charter One Financial, Inc. ...................        9,450             273
   Comerica, Inc. ................................        6,700             398
   Fifth Third Bancorp ...........................       20,225           1,208
   First Union Corp. .............................       42,846           1,192
   Firstar Corp. .................................       41,064             955
   FleetBoston Financial Corp. ...................       38,870           1,460
   Golden West Financial Corp. ...................        6,800             459
   Huntington Bancshares, Inc. ...................       10,431             169
   J.P. Morgan & Co., Inc. .......................        7,000           1,159
   KeyCorp .......................................       18,700             524
   National City Corp. ...........................       25,700             739
   Northern Trust Corp. ..........................        9,700             791
   Old Kent Financial Corp. ......................        5,850             256
   PNC Bank Corp. ................................       12,300             899
   Regions Financial Corp. .......................        9,500             259
   SouthTrust Corp. ..............................        7,200             293
   State Street Corp. ............................        7,000             870
   Summit Bancorp ................................        7,500             286
   Suntrust Banks, Inc. ..........................       13,000             819
   Synovus Financial Corp. .......................       11,650             314
   U.S. Bancorp ..................................       32,218             940
   Union Planters Corp. ..........................        5,800             207
   Wachovia Corp. ................................        9,000             523
   Washington Mutual, Inc. .......................       23,418           1,243
   Wells Fargo & Co. .............................       73,900           4,115
                                                                       --------
                                                                         28,046

Brokerage & Investment Management - 1.3%
   Bear Stearns Cos., Inc. .......................        4,632             235
   Franklin Resources, Inc. ......................       10,400             396
   Merrill Lynch & Co., Inc. .....................       35,000           2,387
   Morgan Stanley, Dean Witter, Discover &
     Co. .........................................       48,600           3,851
   T. Rowe Price Group, Inc. .....................        5,200             220
                                                                       --------
                                                                          7,089

Business Services - 0.4%
   Automatic Data Processing, Inc. ...............       26,900           1,703
   H & R Block, Inc. .............................        4,200             174
   Robert Half International, Inc. ...............        7,800             207
                                                                       --------
                                                                          2,084

Chemical - 1.0%
   Air Products & Chemicals, Inc. ................        9,800             402
   Ashland, Inc. .................................        3,000             108
   Dow Chemical Co. ..............................       29,500           1,080
   E.I. du Pont de Nemours & Co. .................       44,782           2,163
   Eastman Chemical Co. ..........................        3,300             161
   Engelhard Corp. ...............................        5,300             108
   Great Lakes Chemical Corp. ....................        2,300              86
   Hercules, Inc. ................................        4,600              88
   Praxair, Inc. .................................        6,700             297
   Rohm & Haas Co. ...............................        9,327             339
   Sigma-Aldrich Corp. ...........................        3,700             145
   Union Carbide Corp. ...........................        5,800             312
                                                                       --------
                                                                          5,289

Commercial Services - 0.5%
   American Greetings Corp. - Cl. A ..............        2,800              27
   Convergys Corp. * .............................        6,600             299
   Deluxe Corp. ..................................        3,100              78
   Ecolab, Inc. ..................................        5,600             242
   Equifax, Inc. .................................        6,100             175
   Interpublic Group Cos., Inc. ..................       13,800             587
   Omnicom Group, Inc. ...........................        7,900             655
   Power One, Inc. * .............................        3,300             130
   Quintiles Transnational Corp. * ...............        4,600              96
   R.R. Donnelley & Sons Co. .....................        5,200             140
   The Dun & Bradstreet Corp. * ..................        6,900             177
                                                                       --------
                                                                          2,606

Computer Equipment - 4.9%
   Apple Computer, Inc. * ........................       14,600             217

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Computer Equipment - Continued
   Compaq Computer Corp. .........................       72,511        $  1,091
   Comverse Technology, Inc. * ...................        7,100             771
   Dell Computer Corp. * .........................      112,600           1,964
   Gateway, Inc. * ...............................       13,300             239
   Hewlett-Packard Co. ...........................       85,500           2,699
   Intel Corp. ...................................      290,300           8,727
   International Business Machines Corp. .........       75,900           6,452
   Lexmark International Group, Inc. -
     Cl. A * .....................................        5,500             244
   Network Appliance, Inc. * .....................       13,600             873
   Palm, Inc. ....................................       24,561             695
   VERITAS Software Corp. * ......................       16,900           1,479
   Xerox Corp. ...................................       28,600             132
                                                                       --------
                                                                         25,583

Computer Software & Services - 7.5%
   Adobe Systems, Inc. ...........................       10,400             605
   America Online, Inc. * ........................      100,300           3,490
   Autodesk, Inc. ................................        2,400              65
   BMC Software, Inc. * ..........................       10,500             147
   BroadVision, Inc. * ...........................       11,100             131
   Cabletron Systems, Inc. * .....................        7,800             117
   Ceridian Corp. * ..............................        6,000             120
   Citrix Systems, Inc. * ........................        7,900             178
   Computer Associates International, Inc.........       25,125             490
   Computer Sciences Corp. * .....................        7,100             427
   Compuware Corp. * .............................       15,500              97
   Electronic Data Systems Corp. .................       20,300           1,172
   EMC Corp. * ...................................       94,312           6,272
   First Data Corp. ..............................       17,100             901
   IMS Health, Inc. ..............................       12,800             346
   Intuit, Inc. * ................................        8,700             343
   Mercury Interactive Corp. * ...................        3,600             325
   Microsoft Corp. ...............................      230,600          10,002
   NCR Corp. * ...................................        4,000             196
   Novell, Inc. * ................................       14,100              74
   Oracle Corp. * ................................      242,100           7,036
   Parametric Technology Corp. * .................       11,800             158
   Peoplesoft, Inc. ..............................       11,800             439
   Sapient Corp. .................................        5,000              60
   Siebel Systems, Inc. * ........................       18,200           1,231
   Sun Microsystems, Inc. * ......................      137,800           3,841
   Unisys Corp. * ................................       13,400             196
   Yahoo!, Inc. * ................................       23,600             712
                                                                       --------
                                                                         39,171

Construction - 0.0%
   Vulcan Materials Co. ..........................        4,300             206

Consumer Miscellaneous - 0.7%
   Avery Dennison Corp. ..........................        4,800             263
   Black & Decker Corp. ..........................        3,500             137
   Briggs & Stratton Corp. .......................          800              35
   Clorox Co. ....................................       10,100             359
   Fortune Brands, Inc. ..........................        6,600             198
   Newell Rubbermaid, Inc. .......................       11,416             260
   Parker-Hannifin Corp. .........................        4,850             214
   Sherwin-Williams Co. ..........................        7,000             184
   Snap-On, Inc. .................................        2,500              70
   Stanley Works .................................        3,800             119
   Tupperware Corp. ..............................        2,500              51
   Unilever NV - NY Shares .......................       24,682           1,553
                                                                       --------
                                                                          3,443

Container - 0.1%
   Bemis Co., Inc. ...............................        2,400              81
   Pactiv Corp. * ................................        7,400              92
   Sealed Air Corp. * ............................        3,589             109
                                                                       --------
                                                                            282

Cosmetic & Personal Care - 1.6%
   Alberto-Culver Co. - Cl. B ....................        2,200              94
   Avon Products, Inc. ...........................       10,200             488
   Colgate-Palmolive Co. .........................       24,700           1,595
   Gillette Co. ..................................       45,300           1,637
   International Flavors & Fragrances, Inc. ......        4,400              89
   Procter & Gamble Co. ..........................       56,400           4,424
                                                                       --------
                                                                          8,327

Diversified Operations - 6.8%
   Amgen, Inc. * .................................       44,400           2,839
   Cendant Corp. * ...............................       30,899             297
   Cooper Industries, Inc. .......................        4,000             184
   Corning, Inc. .................................       39,800           2,102
   Crane Co. .....................................        2,950              84
   Danaher Corp. .................................        6,100             417
   Eaton Corp. ...................................        3,100             233
   El Paso Energy Corp. ..........................       10,200             731
   General Electric Co. ..........................      428,500          20,541
   Illinois Tool Works, Inc. .....................       12,800             762
   ITT Industries, Inc. ..........................        3,700             143
   Minnesota Mining & Manufacturing Co. ..........       17,000           2,049
   National Service Industries, Inc. .............        1,700              44
   Pall Corp. ....................................        5,300             113
   PPG Industries, Inc. ..........................        7,500             347
   Textron, Inc. .................................        6,200             288
   Tyco International, Ltd. ......................       75,673           4,200
   W.W. Grainger, Inc. ...........................        4,000             146
                                                                       --------
                                                                         35,520

Electric Power - 2.5%
   AES Corp. * ...................................       19,800           1,096
   Allegheny Energy, Inc. ........................        4,700             227
   Ameren Corp. ..................................        5,900             273
   American Electric Power Co. ...................       14,360             668
   Calpine Corp. * ...............................       11,700             527
   Cinergy Corp. .................................        6,800             239
   CMS Energy Corp. ..............................        4,700             149
   Consolidated Edison, Inc. .....................        9,100             350

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND
                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Electric Power - Continued
   Constellation Energy Group ....................        6,400        $    288
   Dominion Resources, Inc. ......................       10,494             703
   DTE Energy Co. ................................        6,100             238
   Duke Energy Co. ...............................       15,844           1,351
   Edison International ..........................       14,300             223
   Entergy Corp. .................................        9,900             419
   Exelon Corp. ..................................       13,950             979
   Firstenergy Corp. .............................        9,900             313
   Fluor Corp. * .................................        3,300             109
   FPL Group, Inc. ...............................        7,900             567
   GPU, Inc. .....................................        5,200             191
   Niagara Mohawk Holdings, Inc. .................        7,800             130
   NiSource, Inc. ................................        9,149             281
   PG & E Corp. ..................................       16,500             330
   Pinnacle West Capital Corp. ...................        3,600             172
   PPL Corp. .....................................        6,200             280
   Progress Energy, Inc. .........................        8,857             436
   Public Services Enterprise Group, Inc. ........        9,300             452
   Reliant Energy, Inc. ..........................       12,724             551
   Southern Co. ..................................       28,600             951
   Xcel Energy, Inc. .............................       14,450             420
                                                                       --------
                                                                         12,913

   Electrical Equipment - 0.4%
   American Power Conversion .....................        8,300             103
   Emerson Electric Co. ..........................       18,400           1,450
   Molex, Inc. ...................................        8,450             300
   TXU Corp. .....................................       11,312             501
                                                                       --------
                                                                          2,354

   Electronic Products & Services - 5.7%
   Adaptec, Inc. * ...............................        4,500              46
   Advanced Micro Devices, Inc. * ................       13,200             182
   Agilent Technologies, Inc. * ..................       19,674           1,077
   Altera Corp. * ................................       17,700             466
   Analog Devices, Inc. * ........................       15,700             804
   Applied Materials, Inc. * .....................       34,700           1,325
   Ball Corp. ....................................        1,400              64
   Broadcom Corp. - Cl. A * ......................       10,200             857
   Cisco Systems, Inc. * .........................      311,300          11,907
   Conexant Systems, Inc. * ......................       10,500             161
   KLA-Tencor Corp. * ............................        8,000             270
   Linear Technology Corp. .......................       13,200             610
   LSI Logic Corp. * .............................       14,100             241
   Maxim Integrated Products, Inc. * .............       12,400             593
   Micron Technology, Inc. * .....................       24,600             873
   Millipore Corp. ...............................        1,900             120
   Motorola, Inc. ................................       94,995           1,924
   National Semiconductor Corp. * ................        7,600             153
   Novellus Systems, Inc. * ......................        5,600             201
   PerkinElmer, Inc. .............................        2,100             221
   Pitney Bowes, Inc. ............................       11,100             368
   QLogic Corp. * ................................        4,000             308
   Rockwell International Corp. * ................        8,100             386
   Sanmina Corp. * ...............................        6,400             490
   Solectron Corp. * .............................       27,700             939
   Tektronix, Inc. ...............................        4,000             135
   Teradyne, Inc. * ..............................        7,400             276
   Texas Instruments, Inc. .......................       75,100           3,558
   Thomas & Betts Corp. ..........................        2,500              40
   Vitesse Semiconductor Corp. * .................        8,100             448
   Xilinx, Inc. * ................................       14,500             669
                                                                       --------
                                                                         29,712

Energy - Alternative Source - 0.1%
   Dynegy, Inc. - Cl.A ...........................       13,700             768

Financial Services - 4.5%
   American Express Co. ..........................       57,700           3,170
   Charles Schwab Corp. ..........................       59,275           1,682
   CIT Group, Inc. - Cl. A * .....................       11,300             227
   Citigroup, Inc. ...............................      217,390          11,100
   Household International, Inc. .................       20,666           1,137
   Jersey Puerto Morgan Chase & Co. ..............       56,750           2,579
   Lehman Brothers Holdings, Inc. ................       10,300             696
   Mellon Financial Corp. ........................       21,400           1,053
   Paychex, Inc. .................................       16,150             785
   Providian Financial Corp. * ...................       12,000             690
   Stillwell Financial, Inc. .....................        9,600             379
                                                                       --------
                                                                         23,498

Food, Beverage & Tobacco - 4.7%
   Adolph Coors Co. - Cl. B ......................        1,600             128
   Anheuser-Busch Cos., Inc. .....................       38,900           1,770
   Archer-Daniels-Midland Co. ....................       27,166             407
   Brown-Forman Corp. - Cl. B ....................        2,800             186
   Campbell Soup Co. .............................       18,100             627
   Coca-Cola Co. .................................      107,500           6,551
   Coca-Cola Enterprises, Inc. ...................       18,000             342
   ConAgra, Inc. .................................       23,700             616
   General Mills, Inc. ...........................       12,500             557
   H.J. Heinz Co. ................................       15,100             716
   Hershey Foods Corp. ...........................        5,900             380
   Kellogg Co. ...................................       17,400             457
   PepsiCo, Inc. .................................       62,600           3,103
   Philip Morris Cos., Inc. ......................       96,200           4,233
   Quaker Oats Co. ...............................        5,600             545
   Ralston-Ralston Purina Group ..................       13,000             340
   Sara Lee Corp. ................................       36,100             887
   Starbucks Corp. * .............................        7,900             350
   SUPERVALU, Inc. ...............................        5,600              78
   Sysco Corp. ...................................       29,200             876
   Tricon Global Restaurants, Inc. * .............        6,150             203
   UST, Inc. .....................................        7,000             196
   Williams Cos., Inc. ...........................       19,600             783
   Wm. Wrigley Jr. Co. ...........................        4,900             469
                                                                       --------
                                                                         24,800

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Health Care Products - 12.4%
   Abbott Laboratories ...........................       66,900        $  3,240
   Allergan, Inc. ................................        5,900             571
   ALZA Corp. * ..................................        9,400             400
   American Home Products Corp. ..................       56,300           3,578
   Applera Corporation - Applied Biosystems
     Group .......................................        9,100             856
   Bausch & Lomb, Inc. ...........................        2,200              89
   Baxter International, Inc. ....................       12,700           1,122
   Becton, Dickinson & Co. .......................       10,700             370
   Biomet, Inc. ..................................        7,650             304
   Boston Scientific Corp. * .....................       17,500             240
   Bristol-Myers Squibb Co. ......................       84,600           6,255
   C.R. Bard, Inc. ...............................        2,200             102
   Cardinal Health, Inc. .........................       12,000           1,195
   Chiron Corp. * ................................        7,700             343
   Eli Lilly & Co. ...............................       48,800           4,541
   Forest Laboratories, Inc. * ...................        3,700             492
   Guidant Corp. * ...............................       13,600             734
   Johnson & Johnson .............................       60,100           6,314
   King Pharmaceuticals, Inc. * ..................        7,500             388
   MedImmune, Inc. * .............................        9,300             443
   Medtronic, Inc. ...............................       52,000           3,139
   Merck & Co., Inc. .............................       99,500           9,316
   Pfizer, Inc. ..................................      272,875          12,552
   Pharmacia Corp. ...............................       55,805           3,404
   Schering-Plough Corp. .........................       63,200           3,587
   Stryker Corp. .................................        8,500             430
   UnitedHealth Group, Inc. ......................       14,000             859
   Watson Pharmaceuticals, Inc. * ................        4,800             246
                                                                       --------
                                                                         65,110

Health Care Services - 0.7%
   Biogen, Inc. * ................................        6,400             384
   HCA-The Healthcare Corporation ................       24,250           1,067
   HEALTHSOUTH Corp. * ...........................       16,500             269
   Humana, Inc. * ................................        7,200             110
   Manor Care, Inc. * ............................        4,400              91
   McKesson HBOC, Inc. ...........................       12,133             436
   St. Jude Medical, Inc. * ......................        3,600             221
   Tenet Healthcare Corp. * ......................       13,900             618
   Wellpoint Health Networks, Inc. * .............        2,700             311
                                                                       --------
                                                                          3,507

Household Appliances / Furnishings - 0.1%
   Leggett & Platt, Inc. .........................        8,400             159
   Maytag Corp. ..................................        3,500             113
   Whirlpool Corp. ...............................        3,100             148
                                                                       --------
                                                                            420

Housing - 0.1%
   Centex Corp. ..................................        2,800             105
   Kaufman & Broad Home Corp. ....................        2,100              71
   Masco Corp. ...................................       19,100             490
   Pulte Corp. ...................................        2,200              93
                                                                       --------
                                                                            759

Insurance - 4.3%
   Aetna US Healthcare, Inc. * ...................        6,000             246
   AFLAC, Inc. ...................................       11,700             845
   Allstate Corp. ................................       31,800           1,385
   Ambac Financial Group, Inc. ...................        4,500             263
   American General Corp. ........................       11,121             906
   American International Group, Inc. ............      100,629           9,918
   Aon Corp. .....................................       11,000             377
   Chubb Corp. ...................................        7,700             666
   Cigna Corp. ...................................        6,600             873
   Cincinnati Financial Corp. ....................        6,900             273
   Conseco, Inc. .................................       13,991             185
   Hartford Financial Services Group, Inc. .......        9,900             699
   Jefferson-Pilot Corp. .........................        4,450             333
   Lincoln National Corp. ........................        8,200             388
   Loews Corp. ...................................        4,200             435
   Marsh & McLennan Cos., Inc. ...................       11,700           1,369
   MBIA, Inc. ....................................        4,200             311
   Metlife, Inc. .................................       33,100           1,159
   MGIC Investment Corp. .........................        4,500             304
   Progressive Corp. .............................        3,100             321
   Safeco Corp. ..................................        5,300             174
   St. Paul Cos., Inc. ...........................        9,414             511
   Torchmark, Inc. ...............................        5,500             211
   UnumProvident Corp. ...........................       10,320             277
                                                                       --------
                                                                         22,429

Leisure & Recreation - 0.6%
   Brunswick Corp. ...............................        3,800              63
   Carnival Corp. ................................       25,900             798
   Eastman Kodak Co. .............................       13,300             524
   Harrah's Entertainment, Inc. * ................        5,200             137
   Hasbro, Inc. ..................................        7,125              76
   Hilton Hotels Corp. ...........................       15,800             166
   Marriott International, Inc. - Cl. A ..........       10,300             435
   Mattel, Inc. ..................................       18,300             264
   SABRE Group Holdings, Inc. * ..................        5,574             240
   Starwood Hotels & Resorts Worldwide, Inc. .....        8,000             282
                                                                       --------
                                                                          2,985

Machinery - 0.4%
   Caterpillar, Inc. .............................       15,000             710
   Deere & Co. ...................................       10,000             458
   Dover Corp. ...................................        8,700             353
   FMC Corp. * ...................................        1,400             100
   Ingersoll-Rand Co. ............................        6,900             289
   McDermott International, Inc. .................        2,100              23
   Thermo Electron Corp. * .......................        7,400             220
                                                                       --------
                                                                          2,153

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Media - Publishing - 0.4%
   Dow Jones & Co., Inc. .........................        3,800        $    215
   Gannett Co., Inc. .............................       11,400             719
   Knight-Ridder, Inc. ...........................        3,300             188
   Meredith Corp. ................................        2,200              71
   New York Times Co. - Cl. A ....................        7,300             292
   Tribune Co. ...................................       13,265             560
                                                                       --------
                                                                          2,045

Media - TV / Radio - 2.3%
   Clear Channel Communications, Inc. * ..........       25,300           1,226
   Comcast Corp. - Cl. A .........................       39,000           1,628
   McGraw-Hill Cos., Inc. ........................        8,600             504
   The Walt Disney Co. ...........................       90,500           2,619
   Time Warner, Inc. .............................       57,500           3,004
   Viacom, Inc. - Cl. B * ........................       65,462           3,060
                                                                       --------
                                                                         12,041

Metal Production & Fabrication - 0.0%
   Timken Co. ....................................        2,900              44
   Worthington Industries, Inc. ..................        3,700              30
                                                                       --------
                                                                             74

Metals & Mining - 0.4%
   Alcan Aluminum, Ltd. ..........................       14,000             479
   Alcoa, Inc. ...................................       37,588           1,259
   Inco, Ltd. ....................................        7,300             122
   Phelps Dodge Corp. ............................        3,396             190
                                                                       --------
                                                                          2,050

Natural Gas Distribution - 0.6%
   Enron Corp. ...................................       32,200           2,676
   KeySpan Corp. .................................        5,800             246
   Nicor, Inc. ...................................        2,000              86
   Peoples Energy Corp. ..........................        1,200              54
   Sempra Energy .................................        8,804             205
                                                                       --------
                                                                          3,267

Oil - 1.3%
   Conoco, Inc. - Cl. B ..........................       26,345             762
   ONEOK, Inc. ...................................        1,200              58
   Royal Dutch Petroleum Co. - NY Shares .........       93,100           5,638
   Tosco Corp. ...................................        6,200             211
                                                                       --------
                                                                          6,669

Oil & Natural Gas Exploration & Production - 4.4%
   Amerada Hess Corp. ............................        3,900             285
   Anadarko Petroleum Corp. ......................       10,662             758
   Apache Corp. ..................................        5,200             364
   Burlington Resources, Inc. ....................        9,210             465
   Chevron Corp. .................................       28,000           2,364
   Coastal Corp. .................................        9,400             830
   Devon Energy Corp. * ..........................        5,600             342
   EOG Resources, Inc. ...........................        4,900             268
   Exxon Mobil Corp. .............................      150,355          13,072
   Kerr-McGee Corp. ..............................        4,070             272
   Kinder Morgan, Inc. ...........................        5,000             261
   Occidental Petroleum Corp. ....................       15,800             383
   Phillips Petroleum Co. ........................       11,400             648
   Rowan Cos., Inc. * ............................        4,000             108
   Sunoco, Inc. ..................................        3,800             128
   Texaco, Inc. ..................................       23,800           1,479
   Transocean Sedco Forex, Inc. ..................        9,036             416
   Unocal Corp. ..................................       10,400             402
   USX-Marathon Group ............................       13,400             372
                                                                       --------
                                                                         23,217

Oil - Equipment & Service - 0.7%
   Baker Hughes, Inc. ............................       14,200             590
   Halliburton Co. ...............................       19,500             707
   Nabors Industries, Inc. * .....................        6,400             379
   Schlumberger, Ltd. ............................       24,400           1,950
                                                                       --------
                                                                          3,626

Paper & Forest Products - 0.8%
   Boise Cascade Corp. ...........................        2,500              84
   Georgia-Pacific Corp. .........................        9,626             300
   International Paper Co. .......................       21,367             872
   Kimberly-Clark Corp. ..........................       23,200           1,640
   Louisiana-Pacific Corp. .......................        4,600              47
   Mead Corp. ....................................        4,400             138
   Potlatch Corp. ................................        1,200              40
   Temple-Inland, Inc. ...........................        2,200             118
   Westvaco Corp. ................................        4,300             125
   Weyerhaeuser Co. ..............................        9,200             467
   Willamette Industries, Inc. ...................        4,800             225
                                                                       --------
                                                                          4,056

Personal & Commercial Lending - 0.5%
   Capital One Financial Corp. ...................        8,700             573
   Countrywide Credit Industries, Inc. ...........        4,900             246
   MBNA Corp. ....................................       36,775           1,358
   USA Education, Inc. ...........................        6,700             456
                                                                       --------
                                                                          2,633

Pollution Control - 0.2%
   Allied Waste Industries, Inc. * ...............        8,600             125
   Waste Management, Inc. ........................       26,657             740
                                                                       --------
                                                                            865

Precious Metals/Gems/Stones - 0.1%
   Barrick Gold Corp. ............................       17,000             278
   Freeport-McMoRan Copper & Gold, Inc. -
     Cl. B .......................................        6,300              54
   Homestake Mining Co. ..........................       11,100              46
   Newmont Mining Corp. ..........................        6,901             118
   Placer Dome, Inc. .............................       14,100             136
                                                                       --------
                                                                            632

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND
                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

Retail - 0.1%
   Costco Wholesale Corp. * ......................       19,900        $    795

Retail - Department Stores - 4.3%
   Bed Bath & Beyond, Inc. * .....................       12,000             269
   Best Buy Co., Inc. ............................        9,300             275
   Circuit City Stores, Inc. .....................        8,700             100
   Consolidated Stores Corp. * ...................        5,300              56
   Dillard's, Inc. - Cl. A .......................        3,600              43
   Dollar General Corp. ..........................       14,146             267
   Federated Department Stores, Inc. * ...........        9,200             322
   Gap, Inc. .....................................       37,075             945
   Harcourt General, Inc. ........................        3,000             172
   Home Depot, Inc. ..............................      100,550           4,594
   J.C. Penney Co., Inc. .........................       11,200             122
   Kmart Corp. * .................................       20,600             109
   Kohl's Corp. ..................................       14,000             854
   Limited, Inc. .................................       18,452             315
   Lowe's Cos., Inc. .............................       17,000             756
   May Department Stores Co. .....................       13,150             431
   Office Depot, Inc. ............................       12,900              92
   RadioShack Corp. ..............................        8,000             342
   Sears, Roebuck & Co. ..........................       15,100             525
   Staples, Inc. * ...............................       20,750             245
   Target Corp. ..................................       39,400           1,271
   Tiffany & Co. .................................        6,200             196
   Toys "R" Us, Inc. * ...........................        9,300             155
   Wal-Mart Stores, Inc. .........................      193,100          10,258
                                                                       --------
                                                                         22,714

Retail - Drug Stores - 0.6%
   CVS Corp. .....................................       17,000           1,019
   Longs Drug Stores Corp. .......................        1,900              46
   TJX Cos., Inc. ................................       12,900             358
   Walgreen Co. ..................................       43,300           1,810
                                                                       --------
                                                                          3,233

Retail - Food - 1.0%
   Albertson's, Inc. .............................       18,177             482
   Darden Restaurants, Inc. ......................        5,300             121
   McDonald's Corp. ..............................       56,700           1,928
   Safeway, Inc. * ...............................       21,500           1,344
   The Kroger Co. * ..............................       35,800             969
   Wendy's International, Inc. ...................        4,900             128
   Winn-Dixie Stores, Inc. .......................        5,700             110
                                                                       --------
                                                                          5,082

Shoe & Apparel Manufacturing - 0.2%
   Liz Claiborne, Inc. ...........................        2,300              96
   Nike, Inc. - Cl. B ............................       11,700             653
   Nordstrom, Inc. ...............................        5,400              98
   Reebok International, Ltd. ....................        2,400              66
   V.F. Corp. ....................................        4,900             177
                                                                       --------
                                                                          1,090
Steel - 0.0%
   Allegheny Technologies, Inc. ..................        3,750              60
   Nucor Corp. ...................................        3,600             143
   USX-U.S. Steel Group, Inc. ....................        3,800              68
                                                                       --------
                                                                            271

Telecommunication Equipment - 2.4%
   ADC Telecommunications, Inc. * ................       33,800             613
   Andrew Corp. * ................................        3,450              75
   JDS Uniphase Corp. * ..........................       41,600           1,734
   Lucent Technologies, Inc. .....................      145,225           1,961
   Nortel Networks Corp. .........................      134,000           4,296
   QUALCOMM, Inc. * ..............................       32,400           2,663
   Scientific-Atlanta, Inc. ......................        6,800             221
   Symbol Technologies, Inc. .....................        6,200             223
   Tellabs, Inc. * ...............................       17,800           1,006
                                                                       --------
                                                                         12,792

Telecommunication Services - 2.5%
   Avaya, Inc. * .................................       12,302             127
   Global Crossing, Ltd. * .......................       38,590             552
   Nextel Communications, Inc. - Cl. A * .........       32,900             814
   Qwest Communications International,
     Inc. * ......................................       72,062           2,955
   Sprint PCS (PCS Group) * ......................       40,600             830
   Verizon Communications ........................      116,774           5,853
   WorldCom, Inc. * ..............................      125,077           1,759
                                                                       --------
                                                                         12,890

Telephone - 2.8%
   Alltel Corp. ..................................       13,800             862
   AT&T Corp. ....................................      163,207           2,826
   BellSouth Corp. ...............................       80,900           3,312
   CenturyTel, Inc. ..............................        6,000             214
   SBC Communications, Inc. ......................      146,397           6,990
   Sprint Corp. ..................................       38,700             786
                                                                       --------
                                                                         14,990

Transportation Services - 0.7%
   AMR Corp. * ...................................        6,400             251
   Burlington Northern Santa Fe ..................       16,900             478
   CSX Corp. .....................................        8,900             231
   Delta Air Lines, Inc. .........................        5,300             266
   Fedex Corp. * .................................       12,400             495
   Harley-Davidson, Inc. .........................       13,500             537
   Norfolk Southern Corp. ........................       16,400             218
   Ryder System, Inc. ............................        2,600              43
   Southwest Airlines Co. ........................       22,100             741
   U.S. Airways Group, Inc. * ....................        2,900             118
   Union Pacific Corp. ...........................       10,600             538
                                                                       --------
                                                                          3,916

U.S. Government Agencies - 1.1%
   Federal Home Loan Mortgage Corp. # ............       29,900           2,060

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
EQUITY INDEX FUND

                                                                         Market
                 Name of Issuer                          Shares          Value
                                                                        (000's)
COMMON STOCK - Continued

U.S. Government Agencies - Continued
   Federal National Mortgage Assoc. # ............       43,600        $  3,782
                                                                       --------
                                                                          5,842
                                                                       --------
                               TOTAL COMMON STOCK-         96.4%        506,583

                                                          Par
                                                         Value
                                                        (000's)
SHORT-TERM INVESTMENTS - 3.5%

   Investment in joint trading account
     (Note B)
   6.695% due 01/02/01 ...........................     $ 17,460          17,460
   U.S. Treasury Bill
   5.88% due 03/15/01 ............................        1,245           1,239
                                                                       --------
                                                                         18,699
                                                       --------        --------
                                TOTAL INVESTMENTS-         99.9%        525,282
              Cash and Receivables, less payables-          0.1%            377
                                                       --------        --------
                                       NET ASSETS-        100.0%        525,659
                                                       ========        ========

* Non-income producing security.
# Securities, or a portion thereof, with an aggregate market value of $1,230 have been segregated to collateralize financial futures contracts.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 0.9%
   Argo-Tech Corp.
   8.625% due 10/01/07 ...........................     $     15        $     12
   K & F Industries, Inc. - Sr. Sub. Notes
   9.25% due 10/15/07 ............................          225             218
                                                                       --------
                                                                            230

Auto & Truck Parts - 4.0%
   Accuride Corp. - Sr. Sub. Notes
   9.25% due 02/01/08 ............................          125              77
   Delco Remy International, Inc.
   10.625% due 08/01/06 ..........................          195             158
   Delco Remy International, Inc. - Sr. Notes
   8.625% due 12/15/07 ...........................           50              41
   Dura Operating Corp.
   9.0% due 05/01/09 .............................          185             154
   Federal Mogul Corp.
   7.5% due 01/15/09 .............................          750             120
   Federal-Mogul Corp. - Sr. Notes
   8.8% due 04/15/07 .............................          100              16
   Hayes Lemmerz International, Inc.
   9.125% due 07/15/07 ...........................          100              67
   Hayes Lemmerz International, Inc. - Ser. B
   9.125% due 07/15/07 ...........................            5               3
   LDM Technologies, Inc.
   10.75% due 01/15/07 ...........................          135              68
   Lear Corp. - Ser. B
   8.11% due 05/15/09 ............................          200             181
   Lear Corp. - Sub. Notes
   9.5% due 07/15/06 .............................          100              96
   Numatics, Inc. - Ser. B
   9.625% due 04/01/08 ...........................          100              62
                                                                       --------
                                                                          1,043

Automobile - 0.7%
   Lear Corp. - Ser B
   7.96% due 05/15/05 ............................          140             132
   Navistar International - Sr. Sub Notes Ser. B
   8.0% due 02/01/08 .............................           50              37
                                                                       --------
                                                                            169

Bank - 0.4%
   Western Financial Bank - Sub.
   8.875% due 08/01/07 ...........................          125             113

Business Services - 0.6%
   Express Scripts, Inc. - Sr. Notes
   9.625% due 06/15/09 ...........................          155             160

Chemical - 4.5%
   Acetex Corp. - Sr. Notes
   9.75% due 10/01/03 ............................          120             109
   Avecia Group plc
   11.0% due 07/01/09 ............................          200             198
   Georgia Gulf Corp.
   10.375% due 11/01/07 ..........................          200             185
   Lyondell Chemical Co. - Debs
   9.8% due 02/01/20 .............................          110              97
   Lyondell Chemical Co.
   9.875% due 05/01/07 ...........................          345             335
   Lyondell Chemical Co. - Notes Ser. A
   9.625% due 05/01/07 ...........................          100              97
   PCI Chemicals Canada, Inc.
   9.25% due 10/15/07 ............................           90              25
   Texas Petrochemical Corp. - Sr Sub. Notes
   11.125% due 07/01/06 ..........................          150             113
                                                                       --------
                                                                          1,159

Coal - 1.2%
   P&L Coal Holdings Corp.
   9.625% due 05/15/08 ...........................          300             299

Commercial Sevices - 2.9%
   American Color Graphics, Inc.
   12.75% due 08/01/05 ...........................          125             118
   Iron Mountain, Inc.
   8.75% due 09/30/09 ............................          150             147
   Pierce Leahy Command Co.
   8.125% due 05/15/08 ...........................           75              70
   Pierce Leahy Corp. - Sr. Sub. Notes
   9.125% due 07/15/07 ...........................          220             218
   Waste Management, Inc.
   6.875% due 05/15/09 ...........................          200             188
                                                                       --------
                                                                            741

Computer Equipment - 0.4%
   Seagate Technology, Intl. - 144A (a)
   12.5% due 11/15/07 ............................          110             104

Computer Software & Services - 2.2%
   Concentric Network Corp. - Sr. Notes
   12.75% due 12/15/07 ...........................          150             127
   Covad Communications Group, Inc.
   12.0% due 02/15/10 ............................          115              29
   Exodus Communications - Sr. Notes 144A (a)
   11.625% due 07/15/10 ..........................          250             222
   PSINet, Inc. - Sr. Notes
   10.0% due 02/15/05 ............................          200              56
   11.0% due 08/01/09 ............................           50              14
   11.5% due 11/01/08 ............................          375             113
                                                                       --------
                                                                            561

Consumer Miscellaneous - 2.1%
   Lin Holdings Corp. - Sr. Disc. Notes
   1.0% due 03/01/08 .............................          650             465
   Resolution Performance Products - Sr. Sub
     Notes 144A (a)
   13.5% due 11/15/10 ............................           65              67
                                                                       --------
                                                                            532

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Container - 2.8%
   BWAY Corp. - Ser. B
   10.25% due 04/15/07 ............................      $  175        $    158
   Crown Cork & Seal - Notes
   8.375% due 01/15/05 ............................         350             199
   Gaylord Container Corp. - Sr. Notes Ser. B
   9.375% due 06/15/07 ............................         350             217
   Owens-Ilinois, Inc. - Debs
   7.5% due 05/15/10 ..............................          85              45
   Packaging Corp. of America
   9.625% due 04/01/09 ............................         125             129
                                                                       --------
                                                                            748

Diversified Operations - 1.8%
   Consumers International - Sr. Notes
   10.25% due 04/01/05 ............................         350              35
   Fisher Scientific International, Inc. - Sr. Sub.
     Notes
   9.0% due 02/01/08 ..............................         125             114
   Kansas City Southern - Sr. Notes 144A (a)
   9.5% due 10/01/08 ..............................          25              26
   Prestolite Electric, Inc.
   9.625% due 02/01/08 ............................         225             101
   Roller Bearing Co. America, Inc. - Ser. B
   9.625% due 06/15/07 ............................          30              26
   SCG Holdings Corp.
   12.0% due 08/01/09 .............................         129             110
   Westinghouse Air Brake Co. - Sr. Notes
   9.375% due 06/15/05 ............................          45              42
                                                                       --------
                                                                            454

Electric Power - 1.3%
   Calpine Corp. - Sr. Notes
   8.625% due 08/15/10 ............................         100              98
   Western Resources, Inc.
   7.125% due 08/01/09 ............................          65              60
   Western Resources, Inc. - Sr. Notes
   6.875% due 08/01/04 ............................         180             173
                                                                       --------
                                                                            331

Electrical Equipment - 0.3%
   Wesco Distribution, Inc. - Ser. B
   9.125% due 06/01/08 ............................         100              88

Financial Services - 1.8%
   AMSC Acquisition Co., Inc. - Ser. B
   12.25% due 03/31/08 ............................          50              17
   RBF Finance Co.
   11.375% due 03/15/09 ...........................         220             254
   Tembec Finance Corp. - Sr. Notes
   9.875% due 09/30/05 ............................         195             199
                                                                       --------
                                                                            470

Food, Beverage & Tobacco - 3.4%
   Aurora Foods, Inc. - Sr. Sub. Notes
   8.75% due 07/01/08 .............................          75              51
   9.875% due 02/15/07 ............................          50              36
   Azurix Corp.
   10.75% due 02/15/10 ............................         195             189
   B&G Foods, Inc.
   9.625% due 08/01/07 ............................         125              81
   Chiquita Brands International, Inc. - Sr. Notes
   10.0% due 06/15/09 .............................         290             101
   Del Monte Foods Co. - Sr. Disc. Notes Ser. B
   12.5% due 12/15/07 .............................         172             127
   Nash-Finch Co. - Ser. B
   8.5% due 05/01/08 ..............................         275             201
   New World Pasta Co.
   9.25% due 02/15/09 .............................         225              95
                                                                       --------
                                                                            881

Foreign - 0.3%
   Satelites Mexicanos SA - Sr. Notes
   10.125% due 11/01/04 ...........................         125              81

Health Care Products - 4.7%
   ALARIS Medical Systems, Inc.
   9.75% due 12/01/06 .............................         550             203
   ALARIS Medical, Inc. - Sr. Disc. Notes
   1.0% due 08/01/08 ..............................         150              12
   Beckman Coulter, Inc.
   7.45% due 03/04/08 .............................          50              48
   Bergen Brunswig Corp.
   7.375% due 01/15/03 ............................         250             235
   Conmed Corp.
   9.0% due 03/15/08 ..............................         340             272
   MEDIQ, Inc.
   11.0% due 06/01/08 .............................         125               1
   Owens & Minor, Inc.
   10.875% due 06/01/06 ...........................         131             135
   Owens Illinois , Inc.
   7.15% due 05/15/05 .............................         165              96
   Packard Bioscience, Co. - Sr. Sub Notes
   9.375% due 03/01/07 ............................         125             110
   Warner Chilcott, Inc. - Ser. 144A (a)
   12.625% due 02/15/08 ...........................         125             128
                                                                       --------
                                                                          1,240

Health Care Services - 3.7%
   Beverly Enterprises, Inc.
   9.0% due 02/15/06 ..............................         310             286
   Bio-Rad Labs, Inc.
   11.625% due 02/15/07 ...........................         107             110
   Columbia/HCA Healthcare Corp.
   7.25% due 05/20/08 .............................          50              48
   HCA - The Healthcare Co. - Notes
   8.75% due 09/01/10 .............................          65              69
   Tenet Healthcare Corp. - Sr. Sub Notes
   8.125% due 12/01/08 ............................         175             177
   8.625% due 01/15/07 ............................          50              51

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                          Par            Market
                 Name of Issuer                          Value           Value
                                                        (000's)         (000's)
PUBLICLY-TRADED BONDS - Continued

Health Care Services - Continued
   Triad Hospitals Holdings, Inc.
   11.0% due 05/15/09 .............................      $  200        $    212
                                                                       --------
                                                                            953

Household Appliances / Furnishings - 0.8%
   Mattress Discounters Co.
   12.625% due 07/15/07 ...........................          75              67
   Sealy Mattress Co. - Ser. B
   0.0% due 12/15/07 ..............................         175             131
                                                                       --------
                                                                            198

Housing - 1.4%
   American Standard Cos., Inc.
   7.625% due 02/15/10 ............................          85              82
   Grove Worldwide Llc - Sr. Sub. Notes
   9.25% due 05/01/08 .............................          85               8
   Standard Pacific Corp. - Sr. Notes
   8.5% due 06/15/07 ..............................         110             101
   8.5% due 04/01/09 ..............................         185             164
                                                                       --------
                                                                            355

Leisure & Recreation - 4.5%
   AMC Entertainment, Inc. - Sr. Sub. Notes
   9.5% due 03/15/09 ..............................         125              71
   9.5% due 02/01/11 ..............................         375             214
   John Q. Hammons Hotels
   8.875% due 02/15/04 ............................         425             384
   Station Casinos, Inc. - Sr. Sub Notes
   9.875% due 07/01/10 ............................         100             103
   Station Casinos, Inc. - Sr. Sub. Notes
   8.875% due 12/01/08 ............................         225             221
   True Temper Sports, Inc. - Sr. Sub. Notes
   10.875% due 12/01/08 ...........................         175             169
                                                                       --------
                                                                          1,162

Media - Publishing - 0.7%
   Adelphia Communications Corp.
   9.875% due 03/01/07 ............................          50              47
   Sun Media Corp. - Sr. Sub. Notes
   9.5% due 05/15/07 ..............................         150             145
                                                                       --------
                                                                            192

Media - TV / Radio - 10.2%
   Adelphia Communications Corp.
   9.375% due 11/15/09 ............................         150             132
   Allbritton Communications Co. - Sr. Sub.
     Debs. Ser. B
   9.75% due 11/30/07 .............................         250             244
   Allbritton Communications Co. - Sr. Sub.
     Notes
   8.875% due 02/01/08 ............................          50              46
   Benedek Communications Corp. - Sr. Disc
     Notes
   0.0% due 05/15/06 ..............................         325             211
   Cablevision SA - Bonds
   13.75% due 05/01/09 ............................          60              44
   Century Communications Corp. - Cl. A
   8.875% due 01/15/07 ............................          75              66
   Century Communications Corp. - Sr. Disc
     Notes
   0.0% due 01/15/08 ..............................         500             200
   Charter Communications Holdings, LLC - Sr
     Notes
   8.625% due 04/01/09 ............................         575             522
   Classic Cable, Inc.
   10.5% due 03/01/10 .............................         510             204
   Classic Cable, Inc. - Ser. B
   9.375% due 08/01/09 ............................          20               8
   EchoStar DBS Corp. - Sr. Notes
   9.375% due 02/01/09 ............................         625             609
   Frontiervision Holding L.P. - Sr. Disc. Notes
   1.0% due 09/15/07 ..............................         200             168
   Granite Broadcassting Corp. - Sr. Sub. Notes
   8.875% due 05/15/08 ............................         175              93
   United Pan-Europe Comm - Sr. Notes Ser. B
   11.5% due 02/01/10 .............................         125              81
   Young Broadcasting, Inc.
   8.75% due 06/15/07 .............................          50              46
                                                                       --------
                                                                          2,674

Metals & Mining - 0.1%
   Neenah Corp. - Ser. F
   11.125% due 05/01/07 ...........................          40              30
   Neenah Corp. - Sr. Sub. Notes
   11.125% due 05/01/07 ...........................          10               7
                                                                       --------
                                                                             37

Natural Gas Distribution - 0.6%
   Energy Corp. of America - Sr. Sub. Notes
   9.5% due 05/15/07 ..............................         200             160

Oil & Natural Gas Exploration & Production - 2.7%
   Costilla Energy, Inc. - Sr. Notes
   10.25% due 10/01/06 ............................          71               0
   Plains Resources, Inc.
   10.25% due 03/15/06 ............................         200             199
   Plains Resources, Inc. - Sr. Sub. Notes
   10.25% due 03/15/06 ............................         175             174
   Pride International, Inc. - Sr.Notes
   9.375% due 05/01/07 ............................         100             103
   10.0% due 06/01/09 .............................         100             105
   Texas Petrochemical Corp. - Sr. Sub. Notes
   11.125% due 07/01/06 ...........................         175             131
                                                                       --------
                                                                            712

Oil - Equipment & Service - 1.0%
   ICO, Inc. - Sr. Notes
   10.375% due 06/01/07 ...........................          50              47

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                           Par      Market
Name of Issuer                                            Value      Value
                                                         (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Oil - Equipment & Service - Continued
  Key Energy Services, Inc.
  14.0% due 01/15/09 ..............................      $   65    $   74
  Pioneer Natural Resources Co.
  9.625% due 04/01/10 .............................          45        48
  Tuboscope, Inc.
  7.5% due 02/15/08 ...............................         100        95
                                                                   ------
                                                                      264

Paper & Forest Products - 1.2%
  Doman Industries, Ltd.
  12.0% due 07/01/04 ..............................          75        73
  Doman Industries, Ltd. - Sr. Notes
  8.75% due 03/15/04 ..............................         275       124
  Paperboard Industries International, Inc. - Sr.
    Notes
  8.375% due 09/15/07 .............................          40        30
  Repap New Brunswick, Inc. - Sr. Notes
  10.625% due 04/15/05 ............................          75        77
  Tembec Industries, Inc.
  8.625% due 06/30/09 .............................          15        15
                                                                   ------
                                                                      319

Pollution Control - 0.9%
  Allied Waste North America
  7.625% due 01/01/06 .............................         250       237

Real Estate Development - 0.5%
  D.R. Horton, Inc.
  8.0% due 02/01/09 ...............................          60        54
  Del Webb Corp. - Sr. Sub. Debs.
  10.25% due 02/15/10 .............................          75        68
                                                                   ------
                                                                      122

Retail - Drug Stores - 1.7%
  Duane Reade, Inc. - Sr. Sub. Notes
  9.25% due 02/15/08 ..............................         500       430

Retail - Food - 0.8%
  Stater Bros. Holdings, Inc. - Senior Notes
  10.75% due 08/15/06 .............................         250       209

Shoe & Apparel Manufacturing - 2.0%
  Levi Strauss & Co. - Notes
  6.8% due 11/01/03 ...............................         100        81
  7.0% due 11/01/06 ...............................         260       195
  WestPoint Stevens, Inc. - Sr. Notes
  7.875% due 06/15/08 .............................         350       248
                                                                   ------
                                                                      524

Steel - 3.0%
  AK Steel Corp.
  7.875% due 02/15/09 .............................         250       222
  AK Steel Corp. - Sr. Notes
  9.125% due 12/15/06 .............................         100        95
  Algoma Steel, Inc.
  12.375% due 07/15/05 ............................         300       102



Steel - Continued
  Armco, Inc. - Sr. Notes
  9.0% due 09/15/07 ...............................          75        67
  LTV Corp.
  11.75% due 11/15/09 .............................         433         9
  National Steel Corp.
  9.875% due 03/01/09 .............................         320       128
  Weirton Steel Corp. - Sr. Notes
  11.375% due 07/01/04 ............................         375       154
                                                                   ------
                                                                      777

Telecommunication Equipment - 3.3%
  Alestra SA de CV - Sr. Notes
  12.125% due 05/15/06 ............................         175       142
  Covad Communications Group, Inc. - Sr. Notes
  12.5% due 02/15/09 ..............................          50        13
  Crown Castle International Corp. - Sr. Disc.
    Notes
  1.0% due 11/15/07 ...............................         250       200
  Fairchild Semiconductor Corp.
  10.375% due 10/01/07 ............................          35        33
  Fairchild Semiconductor Corp. - Sr. Sub. Notes
  10.125% due 03/15/07 ............................         250       230
  Intermedia Communications, Inc. - Sr. Notes
  Ser. B
  9.5% due 03/01/09 ...............................         300       216
  L-3 Communications Corp. - Sr. Sub. Notes
  8.5% due 05/15/08 ...............................          35        33
                                                                   ------
                                                                      867

Telecommunication Services - 14.8%
  BTI Telecom Corp. - Sr. Notes
  10.5% due 09/15/07 ..............................         100        25
  Fonda Group, Inc. - Sr. Sub. Notes
  9.5% due 03/01/07 ...............................         125        98
  GCI, Inc. - Sr. Notes
  9.75% due 08/01/07 ..............................         400       368
  Global Crossing Holdings, Ltd.
  9.125% due 11/15/06 .............................         100        96
  GST Telecommunications, Inc. - Sr. Sub. Notes
  12.75% due 11/15/07 .............................          50         1
  GT Group Telecom - Sr. discount notes
  0.0% due 02/01/10 ...............................         180        61
  Hyperion Telecommunications, Inc. - Sr. Disc.
    Notes
  13.0% due 04/15/03 ..............................         250       180
  Hyperion Telecommunications, Inc. - Sr. Notes
  12.25% due 09/01/04 .............................         165       132
  Insight Midwest
  9.75% due 10/01/09 ..............................         235       233
  Insight Midwest LP - Sr. Notes 144A (a)
  10.5% due 11/01/10 ..............................          40        41
  Intermedia Communications, Inc. - Sr. Notes
  8.875% due 11/01/07 .............................         275       192

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                           Par       Market
Name of Issuer                                            Value      Value
                                                         (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Telecommunication Services - Continued
  KMC Telecom Holdings, Inc. - Sr. Disc. Notes
  1.0% due 02/15/08 ...............................     $   275   $    33
  Level 3 Communications, Inc.
  11.25% due 03/15/10 .............................         200       175
  Level 3 Communications, Inc. - Sr. Notes
  9.125% due 05/01/08 .............................          30        24
  McleodUSA, Inc.
  8.125% due 02/15/09 .............................         175       150
  McLeodUSA, Inc. - Sr. Notes
  8.375% due 03/15/08 .............................         230       201
  9.5% due 11/01/08 ...............................          55        50
  Nextel Communications - Sr. Notes
  9.375% due 11/15/09 .............................         150       141
  Nextel Communications, Inc. - Sr. Disc. Notes
  1.0% due 10/31/07 ...............................         650       483
  NEXTLINK Communications, Inc. - Sr. Disc.
    Notes
  1.0% due 04/15/08 ...............................         300       155
  NTL Communications Corp. - Sr. Notes
  1.0% due 10/01/08 ...............................         615       344
  RCN Corp.
  0.0% due 10/15/07 ...............................          50        18
  10.0% due 10/15/07 ..............................         200       112
  RCN Corp. - Sr. Disc. Notes
  1.0% due 07/01/08 ...............................         425       132
  RSL Communications plc
  9.125% due 03/01/08 .............................         100         4
  Telecommunications Techniques Co.
  9.75% due 05/15/08 ..............................         140       123
  Time Warner Telecom Llc - Sr. Notes
  9.75% due 07/15/08 ..............................         290       270
                                                                   ------
                                                                    3,842

Telephone - 0.9%
  e.spire Communications, Inc. - Sr. Disc. Notes
  1.0% due 04/01/06 ...............................          75        26
  ITC DeltaCom, Inc. - Sr. Notes
  8.875% due 03/01/08 .............................         125        82
  9.75% due 11/15/08 ..............................          75        53
  Viatel, Inc. - Sr. Notes
  11.25% due 04/15/08 .............................         125        39
  11.5% due 03/15/09 ..............................         150        46
                                                                   ------
                                                                      246

Transportation Services - 0.6%
  Dunlop Standard Aero Holdings - Sr. Notes
  11.875% due 05/15/09 ............................         150       150
                                                                   ------
       TOTAL PUBLICLY-TRADED BONDS- ...............        91.7%   23,834


PREFERRED STOCK

Food, Beverage & Tobacco - 0.0%
  Aurora Foods, Inc. ..............................       2,214     $   5

Media - Publishing - 0.4%
  Primedia, Inc. ..................................       1,250       100

Telecommunication Services - 0.2%
  XO Communications, Inc. .........................         128        58
                                                                   ------
       TOTAL PREFERRED STOCK- .....................         0.6%      163


WARRANTS

Household Appliances / Furnishings - 0.0%
  Mattress Discounters Corp.
  expires 07/07/15 (Cost $1) ......................          75         1

Telecommunication Services - 0.0%
  GT Group Telecom, Inc.
  expires 02/01/10 (Cost $9) ......................         180         7
  KMC Telecom Holdings, Inc. - WT 144A (a)
  expires 01/31/08 (Cost $0) ......................         250         1
                                                                   ------
                                                                        8
                                                                   ------
       TOTAL WARRANTS- ............................         0.0%        9

                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS - 4.4%
  Investment in joint trading account (Note B)
    6.695% due 01/02/01 ...........................       1,127     1,127
                                                         ------    ------
                                 TOTAL INVESTMENTS-        96.7%   25,133
               Cash and Receivables, less payables-         3.3%      845
                                                         ------    ------
                                        NET ASSETS-       100.0%   25,978
                                                         ======    ======

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $589 or 2.27% of net assets of the Portfolio.

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BOND FUND

                                                           Par       Market
Name of Issuer                                            Value      Value
                                                         (000's)    (000's)
PUBLICLY-TRADED BONDS

Australia - 0.9%
  Commonwealth of Australia - Bonds
    (GOVF)
  7.5% due 07/15/05 ..............................     $  1,000  $    604

Canada - 2.0%
  Government of Canada - Bonds (GOVF)
  7.0% due 12/01/06 ..............................        1,100       793
  Government of Canada (GOVF)
  7.25% due 06/01/07 .............................          750       550
                                                                   ------
                                                                    1,343

Denmark - 2.1%
  Danske Kredit (LEND)
  6.0% due 10/01/29 ..............................        5,975       721
  Kingdom of Denmark - Bullet Bond
    (GOVF)
  8.0% due 03/15/06 ..............................        5,080       726
                                                                   ------
                                                                    1,447

Finland - 4.4%
  Republic of Finland - Bonds (GOVF)
  5.75% due 02/23/11 .............................        3,050     3,015

France - 4.4%
  Government of France - Bonds (GOVF)
  5.25% due 04/25/08 .............................        1,580     1,529
  Government of France - O.A.T. (GOVF)
  5.5% due 04/25/07 ..............................        1,490     1,466
                                                                   ------
                                                                    2,995

Germany - 16.7%
  Allgemeine Hypothekenbank (BANK)
  5.0% due 09/02/09 ..............................          500       454
  Bayer Hypo Veriens (BANK)
  5.0% due 04/02/08 ..............................        1,000       922
  Bundesrepublic Deutschland - Bonds
    (GOVF)
  6.75% due 04/22/03 .............................        3,000     2,953
  Federal Republic of Germany - Bonds
    (GOVF)
  5.25% due 01/04/08 .............................        3,750     3,631
  6.875% due 05/12/05 ............................        2,750     2,813
  Mannesman Finance BV (MACH)
  4.75% due 05/27/09 .............................          750       639
                                                                   ------
                                                                   11,412

Greece - 1.5%
  Hellenic Republic - Bonds (GOVF)
  8.6% due 03/26/08 ..............................      220,000       721
  8.8% due 06/19/07 ..............................      100,000       327
                                                                   ------
                                                                    1,048

Ireland - 0.9%
  Republic of Ireland - Debs. (GOVF)
  4.0% due 04/18/10 ..............................          750       649


Japan - 2.2%
  International Bank of Reconstruction &
    Development - Debs. (BANK)
  4.75% due 12/20/04 ..............................    $150,000   $ 1,514

Luxembourg - 1.4%
  Ford Motor Credit Co. (LEND)
  5.25% due 06/16/08 ..............................       2,100       957

Netherlands - 8.6%
  Deutsche Telekom International Finance
    (TELS)
  6.625% due 07/06/10 .............................       1,000       956
  Government of Netherlands - Bonds
    (GOVF)
  5.5% due 07/15/10 ...............................       1,780     1,735
  5.75% due 09/15/02 ..............................       1,200     1,148
  6.5% due 04/15/03 ...............................       1,500     1,465
  Government of Netherlands - Bonds Series
  1 & 2 (GOVF)
  6.0% due 01/15/06 ...............................         600       595
                                                                   ------
                                                                    5,899

New Zealand - 0.7%
  Government of New Zealand - Bonds
    (GOVF)
  8.0% due 11/15/06 ...............................       1,000       485

Norway - 0.8%
  Norwegian Government - Bonds (GOVF)
  6.75% due 01/15/07 ..............................       5,000       587

Spain - 3.8%
  Kingdom of Spain - Notes (GOVF)
  3.1% due 09/20/06 ...............................     120,000     1,171
  4.0% due 01/31/10 ...............................       1,650     1,426
                                                                   ------
                                                                    2,597

Supra National - 12.3%
  Asian Development Bank (BANK)
  5.625% due 02/18/02 .............................     150,000     1,391
  Bank Of Ireland (BANK)
  6.45% due 02/10/10 ..............................       1,000       965
  BAT International Finance (FOOD)
  4.875% due 02/25/09 .............................         600       490
  European Investment Bank - Notes (BANK)
  3.0% due 09/20/06 ...............................     230,000     2,243
  International Bank of Reconstruction &
    Development - Debs. (BANK)
  4.5% due 03/20/03 ...............................     160,000     1,519
  International-American Development Bank -
    Bonds (BANK)
  1.9% due 07/08/09 ...............................     100,000       909
  Royal Bank of Scotland plc (BANK)
  8.375% due 01/29/07 .............................         300       492

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
GLOBAL BOND FUND
                                                           Par       Market
Name of Issuer                                            Value      Value
                                                         (000's)    (000's)
PUBLICLY-TRADED BONDS - Continued

Supra National - Continued
    Standard Charter Bank (BANK)
    5.375% due 05/06/09 ...........................    $    450  $    401
                                                                 --------
                                                                    8,410

Sweden - 0.8%
    Swedish Government (GOVF)
    5.0% due 01/28/09 .............................       5,200       561

United Kingdom - 4.0%
    U.K. Treasury (GOVF)
    7.25% due 12/07/07 ............................         805     1,351
    U.K. Treasury - Bonds (GOVF)
    8.5% due 12/07/05 .............................         800     1,368
                                                                 --------
                                                                    2,719

United States - 28.0%
    Belo AH Corp. - Sr. Notes (CONS)
    7.125% due 06/01/07 ...........................         100        96
    CenturyTel, Inc. - Sr. Notes Ser. H (TELS)
    8.375% due 10/15/10 ...........................         175       182
    Chancellor Media Corp. (MEDI)
    8.0% due 11/01/08 .............................         125       126
    Charter Communication Holdings LLC - Sr.
       Notes (MEDI)
    8.25% due 04/01/07 ............................         375       339
    Clear Channel Communications (MEDI)
    7.65% due 09/15/10 ............................         250       255
    Crown Castle International Corp. - Sr. Notes
       (MEDI)
    10.75% due 08/01/11 ...........................          75        78
    Federal National Mortgage Assoc. - Sr.
       Notes (GOVA)
    2.125% due 10/09/07 ...........................     100,000       923
    Federal National Mortgage Assoc. (GOVA)
    5.125% due 02/13/04 ...........................       1,500     1,478
    6.0% due 05/15/08 .............................         350       351
    6.25% due 05/15/29 ............................         500       502
    6.5% due 07/01/29 .............................         499       492
    6.5% due 08/01/13 .............................         488       488
    7.0% due 11/01/30 .............................         749       750
    7.0% due 12/01/30 .............................         400       400
    7.5% due 12/01/30 .............................         500       507
    8.0% due 12/01/30 .............................         500       512
    Fox Sports Networks LLC - Sr. Disc. Notes
       (MEDI)
    0.0% due 08/15/07 .............................         125       110
    KFW International Finance, Inc. (GOVF)
    1.75% due 03/23/10 ............................     220,000     1,958
    Liberty Media Corp. - Bonds (MEDI)
    7.875% due 07/15/09 ...........................         100        98
    NiSource Finance Corp. - 144A (a) (FINL)
    7.875% due 11/15/10 ...........................         125       131
    Spectrasite Holdings, Inc. - Sr. Notes Ser. B
       (TELE)
    10.75% due 03/15/10 ...........................          75        70


United States - Continued
    Time Warner, Inc. - Notes (MEDI)
    8.18% due 08/15/07 ............................         150       160
    U.S. Treasury - Bonds
        (GOVE)
    5.25% due 02/15/29 ............................         250       240
    U.S. Treasury - Notes
        (GOVE)
    5.75% due 08/15/03 ............................       2,000     2,029
    6.25% due 02/15/07 ............................       2,500     2,639
    6.875% due 05/15/06 ...........................       1,000     1,082
    U.S. Treasury - Bonds
        (GOVE)
    7.25% due 05/15/16 ............................       1,750     2,058
    8.875% due 08/15/17 ...........................         625       850
    Viacom, Inc. (MEDI)
    7.7% due 07/30/10 .............................         150       158
    Vodafone Group plc - Notes (TELS)
    7.625% due 02/15/05 ...........................         100       103
                                                                 --------
                                                                   19,165
                                                                 --------
                       TOTAL PUBLICLY-TRADED BONDS-        95.5%   65,407


SHORT-TERM INVESTMENTS - 2.5%

United States - 2.5%
  Investment in joint trading account (Note B)
    6.695% due 01/02/01 ...........................       1,616     1,616
  U.S. Treasury Bill (GOVE) .......................
    5.955% due 03/22/01 ...........................         100        99
                                                                 --------
                                                                    1,716
                                                       --------  --------
                                 TOTAL INVESTMENTS-        98.0%   67,123
               Cash and Receivables, less payables-         2.0%    1,350
                                                       --------  --------
                                        NET ASSETS-       100.0%  $68,473
                                                       ========  ========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, securities aggregated $131 or .19% of net assets of the Portfolio.

See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                        Market          % of
                                  Industry              Value         Long-Term
Industry                        Abbreviation           (000s)        Investments
Foreign Governmental.............  GOVF                33,626           51.4%
Bank ....... ....................  BANK                10,810           16.5%
U.S. Governmental................  GOVE                 8,897           13.4%
U.S. Government Agencies.........  GOVA                 6,405            9.7%
Personal & Commercial Lending....  LEND                 1,678            2.6%
Media - TV / Radio...............  MEDI                  1232            1.9%
Telecommunication Services.......  TELS                  1138            1.8%
Machinery........................  MACH                   639            1.0%
Food, Beverage & Tobacco.........  FOOD                   490            0.7%
Telecommunication Equipment......  TELE                   251            0.4%
Financial Services...............  FINL                   131            0.2%
Media - Publishing...............  MEDP                   110            0.2%
                                                     --------       --------
                                                      $65,407          100.0%
                                                     ========       ========

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION
     The John Hancock Variable Series Trust I (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust. The Trust consists of thirty-two funds: Large Cap Growth, Fundamental Growth (formerly, Fundamental Mid Cap Growth), Aggressive Balanced, Active Bond (formerly, Sovereign Bond), CORE Bond, Emerging Markets Equity, International Equity Index, International Equity, Small Cap Growth, Global Balanced (formerly, International Balanced), Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, American Leaders Large Cap Value, Large/Mid Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity (formerly, Small Cap Value), International Opportunities, Equity Index, High Yield Bond and Global Bond Funds (collectively, the "Funds"). The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Insurance Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO") to Investors Partner Life Account L ("IPLL") to fund contracts and policies issued by Investors Partner Life ("IPL"), and to John Hancock Variable Life Account PPM-1 ("PPM-1").

NOTE B--ACCOUNTING POLICIES
     Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Valuation of Investments: For the Large Cap Growth, Fundamental Growth, Aggressive Balanced, Emerging Markets Equity, Small Cap Growth, Mid Cap
Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, American Leaders Large Cap Value, Large/Mid Cap Value, Mid Cap Value, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Equity, and Equity Index Funds:
Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.
         For the Active Bond, CORE Bond, Bond Index, Managed, Short-Term Bond, High Yield Bond and Global Bond Funds: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.
         For the Money Market Fund: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

          For each of the Funds, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.
          For the International Equity Index, International Equity, Global Balanced and International Opportunities Funds: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded with no sales on the day of valuation are normally valued at their last available bid price. All Fund securities initially expressed in terms of foreign currencies have been translated into U.S. Dollars as described in "Currency Translation".
     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Funds, are valued at fair value as determined in good faith by the Board of Trustees. Investment security transactions are recorded on the date of purchase or sale. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Large Cap Growth, Emerging Markets Equity, International Equity Index, International Equity, Global Balanced, Large Cap Value, Large Cap Value CORE, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Equity, International Opportunities and Equity Index Funds are shown net of foreign taxes withheld of $4, $30, $444, $25, $28, $28, $1, $4, $1, $1, $9, $182, $102, $1, $163, and $26, respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Bank Borrowings: The Funds (except for Money Market and International Equity Index Funds) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that other-wise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with State Street Bank and Trust Company ("SSBT"). This agreement enables the Funds to participate in an unsecured line of credit, which permits borrowings up to $75 million, collectively. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. Interest expense paid under the line of credit, net of the portion paid by the Adviser amounting to $22 for Bond Index Fund, is included under the caption "Other fees" in the Statement of Operations. The following funds had borrowings under the line of credit during the year ended December 31, 2000:


                           Average Daily Loan Balance During the          Weighted Average
Fund                       Period for which Loans Were Outstanding        Interest Rate           Interest Expense
----                       ---------------------------------------        -------------           ----------------
Fundamental Growth                     $1,475                                   7.14%                     $2
Mid Cap Growth                          1,641                                   6.42                      --
Mid Cap Value                           1,478                                   7.12                       1
Bond Index                              4,678                                   7.10                      --
Real Estate Equity                      1,095                                   7.15                       1
Small Cap Equity                        3,393                                   6.44                       2

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

     Securities Lending: Certain Funds (Large Cap Growth, Active Bond, International Equity Index, Small Cap Growth, Mid Cap Growth, Large Cap Value, Mid Cap Value, Small/Mid Cap Growth, Growth & Income, Managed, Short-Term Bond, International Opportunities and Global Bond Funds) have entered into an agreement with SSBT to lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. These loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At December 31, 2000, the market value of the securities loaned and the market value of the collateral were as follows:

Fund                            Value of Securities Loaned   Value of Collateral
----                            --------------------------   -------------------
Large Cap Growth                       $ 80,209                  $ 84,124
Active Bond                              99,103                   112,135
International Equity Index               29,739                    31,240
Small Cap Growth                         52,037                    55,446
Mid Cap Growth                           52,885                    54,779
Large Cap Value                           8,059                     8,453
Small/Mid Cap Growth                     32,919                    34,457
Growth & Income                          92,325                    97,450
Managed                                 177,099                   184,244
Short-Term Bond                          13,542                    13,740
International Opportunities               9,494                     9,839
Global Bond                               7,083                     7,131

     Repurchase Agreements: The Funds may enter into repurchase agreements which are contracts under which a Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     Joint Repurchase Agreements: The Active Bond and Small Cap Growth Funds, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Sub-Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Trust's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Trust's behalf. The Sub-Adviser is responsible for ensuring that the agreement is fully collateralized at all times. The International Equity, Large Cap Value CORE and Small/Mid Cap CORE Funds of the Trust, along with other registered investment companies having a management contract with Goldman Sachs Asset Management (the "Sub-Adviser"), may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Trust's custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. The Sub-Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

     Joint Trading Account: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the order permits the existing Funds of the Trust to pool daily uninvested cash balances, together with the balances of any future Funds of the Trust, into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of seven days. Joint Account holdings as of December 31, 2000:


Name of Issuer                                                  Par Value              Market Value
--------------                                                  ---------              ------------
Alpine Securitization Corp. 6.67% due 01/02/01                  $ 40,000               $  40,000
Cargill Global FDG 6.61% due 01/04/01                             49,232                  49,214
Chase Manhattan Bank 6.53% due 01/02/01                           47,000                  47,000
Clipper Receivables Corp. 6.65% due 01/02/01                      15,000                  15,000
Eagle Funding Capital Corp. 6.75% due 01/04/01                    40,000                  39,985
Exxon Mobil 6.55% due 01/03/01                                    12,700                  12,698
Falcon Asset Securitization 6.70% due 01/02/01                     6,009                   6,009
Ford Credit Europe PLC 6.55% due 01/02/01                         50,000                  50,000
General Electric Credit Capital 6.57.% due 01/02/01               50,000                  50,000
Greenwich FDG Corp. 6.68% 01/04/01                                10,000                   9,996
Lexington Parker Capital Corp. 6.50% due 01/02/01                  9,100                   9,100
National Australia FDG 6.62% due 01/03/01                         50,000                  49,991
Nestle Capital Corp. 6.40% due 01/02/01                            4,462                   4,462
Philip Morris Cos., Inc. 6.50% due 01/02/01                       23,200                  23,200
Philip Morris Capital Corp. 6.56% due 01/03/01                    24,542                  24,538
Philip Morris Capital Corp. 6.57% due 01/05/01                     1,730                   1,729
Sony Capital Corp. 6.63% due 01/02/01                              8,181                   8,181
Sony Capital Corp. 6.60% due 01/03/01                             25,000                  24,995
Toyota Motor Credit Co. 6.54% due 01/02/01                         7,453                   7,453
                                                                --------                --------
   Joint Trading Account Totals                                 $473,609                $473,551
                                                                ========                ========

     Financial Futures Contracts: The Large Cap Growth, Active Bond, Emerging Markets Equity, International Equity Index, International Equity, Small Cap Growth, Global Balanced, Mid Cap Growth, Large Cap Value CORE, Small/Mid Cap Growth, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Equity Index, High Yield Bond and Global Bond Funds may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Funds as unrealized gains or losses.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

     When the contracts are closed, the Fund recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At December 31, 2000, open positions in financial futures contracts were as follows:


International Equity Index                                                       Face Amount       Unrealized
Purchased                                                Expiration Date          at Value         Gain (Loss)
---------                                                ---------------          --------         -----------
18 contracts CAC-40 10 Euro Index Futures                   March 2001            $ 1,014            $   22
6 contracts DAX Index Futures                               March 2001                916               (42)
13 contracts FTSE 100 Index Futures                         March 2001              1,205               (36)
20 contracts Nikkei 225 Index Futures                       March 2001              1,373              (114)
                                                                                  -------            ------
                                                                                  $ 4,508            $ (170)
                                                                                  =======            ======
International Equity
Purchased
---------
9 contracts DJ Euro STOXX 50 Index Futures                  March 2001            $   407            $  (19)
2 contracts FTSE 100 Index Futures                          March 2001                185                (4)
                                                                                  -------            ------
                                                                                  $   592            $  (23)
                                                                                  =======            ======
Small Mid/Cap CORE
Purchased
---------
3 contracts Russell 2000 Index Futures                      March 2001            $   733            $   32
                                                                                  =======            ======
Managed Fund
Purchased
---------
219 contracts Germany 10 Year Treasury Bonds                March 2001            $22,302            $  400
   Futures
13 contracts Japan 10 Year Treasury Bonds Futures           March 2001             15,340                (9)
17 contracts United Kingdom Treasury Bonds Futures          March 2001              2,935                 4
430 contracts U.S. 10 Year Treasury Note Futures            March 2001             45,090             1,250
                                                                                  -------            ------
                                                                                  $85,667            $1,645
                                                                                  =======            ======
Equity Index
Purchased
---------
53 contracts S&P 500 Index Futures                          March 2001            $17,689            $ (573)
                                                                                  =======            ======

     At December 31, 2000, the International Equity and Small/Mid Cap CORE Funds had deposited $89 and $120, respectively, in segregated accounts to cover margin requirements on open financial futures contracts.

     Forward Foreign Currency Contracts: The Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Funds' securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

     Currency Translation: For Funds that trade in international securities: all assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received.

     Dividends: A dividend of its net investment income is declared and distributed daily by the Money Market Fund. Dividends of net investment income are declared and distributed monthly by all other Funds. Each Fund distributes all of its net realized capital gains annually, at the end of its fiscal year.

     Federal Income Taxes: Each of the Funds of the Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 2000, the Trust had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows: Small Cap Growth had $8,256, which expires in 2008; Money Market had $14 and $78, which expire in 2007 and 2008, respectively; Bond Index had $158 and $557, which expire in 2007 and 2008, respectively; Short-Term Bond had $131, $1,304 and $679, which expire in 2006, 2007 and 2008, respectively; High Yield Bond had $276 and $513, which expire in 2007 and 2008, respectively; and Global Bond had $1,204 and $1,947, which expire in 2007 and 2008, respectively.



NOTE C -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Expenses: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated on the basis of relative net assets.

On February 16, 2000, September 28, 2000 and October 20, 2000, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:

         For the Large Cap Growth Fund, 0.40% on an annual basis of the first $500,000 of the net assets of the Fund; 0.35% for net assets between $500,000 and $1,000,000; and 0.30% for net assets in excess of $1,000,000;
         For the Fundamental Growth Fund, 0.90% on an annual basis of the first $250,000 of the Fund's net assets; and 0.85% for net assets in excess of $250,000;
         For the Aggressive Balanced Fund, 0.675% on an annual basis of the first $250,000 of the Fund's net assets; 0.625% for net assets between $250,000 and $500,000; and 0.60% for net assets in excess of $500,000;
         For the Active Bond Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000;
     0.58% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;
         For the CORE Bond Fund, 0.70% on an annual basis of the first $25,000 of the Fund's net assets; 0.65% for net assets between $25,000 and $50,000; 0.60% for net assets between $50,000 and $150,000; and 0.55% for the net assets in excess of $150,000;
         For the Emerging Markets Equity Fund, 1.30% on an annual basis of the first $10,000 of the Fund's net assets; 1.20% for net assets between $10,000 and $150,000; and 1.10% for net assets in excess of $150,000;

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

       For the International Equity Index Fund, 0.18% on an annual basis of the first $100,000 of the Fund's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000;
       For the International Equity Fund, 1.00% on an annual basis of the first $50,000 of the Fund's net assets; 0.95% for net assets between $50,000 and $200,000; and 0.90% for net assets in excess of $200,000;
       For the Small Cap Growth Fund, 0.75% on an annual basis of its net assets;
       For the Global Balanced Fund, 1.05% on an annual basis of the first $150,000 of the Fund's net assets; 0.95% for net assets between $150,000 and $300,000; 0.80% for net assets between $300,000 and $ 500,000; and 0.75% for net assets in excess of $500,000;
       For the Mid Cap Growth Fund, 0.85% on an annual basis of the first $100,000 of the Fund's net assets; and 0.80% on an annual basis for net assets in excess of $100,000;
       For the Mid Cap Blend Fund, 0.75% on an annual basis of the first $250,000 of the net assets of each Fund; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;
       For the Large Cap Value Fund, 0.75% on an annual basis of the first $100,000 of the Fund's net assets; 0.70% for net assets between $100,000 and $250,000; and 0.65% for net assets in excess of $250,000;
       For the Large Cap Value CORE Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;
       For the American Leaders Large Cap Value Fund, 0.80% on an annual basis of the first $50,000 of the net assets of the Fund; 0.65% for net assets between $50,000 and $250,000; 0.60% for net assets between $250,000 and $500,000; and
0.55% for net assets in excess of $500,000;
       For the Large/Mid Cap Value Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $ 100,000; and 0.65% for net assets in excess of $100,000;
       For the Money Market Funds, 0.25% on an annual basis of the net assets of the Fund;
       For the Mid Cap Value Fund, 0.80% on an annual basis of the first $100,000 of the Fund's net assets; 0.775% for net assets between $100,000 and $250,000; and 0.75% for net assets between $250,000 and $500,000; 0.725% for net assets between $500,000 and $750,000; and 0.70% for all its net assets once its net assets exceed $750,000;
       For the Small/Mid Cap Growth Fund, 0.75% on an annual basis of the first $250,000 of the net assets of each Fund; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;
       For the Bond Index Fund, 0.15% on an annual basis of the first $100,000 of the Fund's net assets; 0.13% for net assets between $100,000 and $250,000; and 0.11% for net assets in excess of $250,000;
       For the Large Cap Aggressive Growth Fund, 1.00% on an annual basis for the first $10,000 of the Fund's net assets; 0.875% for net assets between $10,000 and $20,000; 0.75% for net assets in excess of $20,000;
       For the Small/Mid Cap CORE Fund, 0.80% on an annual basis of the first $50,000 of the Fund's net assets; and 0.70% for net assets in excess of $50,000;
       For the Small/Mid Cap Value Fund, 0.95% on an annual basis for the first $100,000 of the Fund's net assets; 0.90% for net assets between $100,000 and $250,000; 0.85% for net assets in excess of $250,000.
       For the Real Estate Equity Fund, 1.10% on an annual basis of the first $50,000 of the Fund's net assets, 1.00% for net assets between $50,000 and $100,000; 0.90% for net assets between $100,000 and $200,000 and 0.80% for net assets in excess of $200,000;
       For the Growth & Income Fund, 0.71% on an annual basis of the first $150,000 of the net assets of the Fund; 0.69% for net assets between $150,000 and $300,000; and 0.67% for net assets in excess of $300,000;
       For the Managed Fund, 0.74% on an annual basis of the first $500,000 of the net assets of the Fund; 0.68% for net assets between $500,000 and $1,000,000; and 0.65% for net assets in excess of $1,000,000;
       For the Short-Term Bond Fund, 0.30% on an annual basis of its net assets;

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

         For the Small Cap Equity Fund, 0.90% on an annual basis of the first $150,000 of the Fund's net assets; 0.75% for net assets between $150,000 and $300,000; 0.65% for net assets between $300,000 and $500,000, and 0.60%
     for net assets in excess of $500,000;
         For the International Opportunities Fund, 1.00% on an annual basis of the first $20,000 of the Fund's net assets; 0.85% for net assets between $20,000 and $50,000; and 0.75% for net assets in excess of $50,000;
         For the Equity Index Fund, 0.15% on an annual basis of the first $75,000 of the Fund's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;
         For the High Yield Bond Fund, 0.65% on an annual basis of the first $100,000 of the Fund's net assets; 0.60% for net assets between $100,000 and $200,000; and 0.50% for net assets in excess of $200,000;
         For the Global Bond Fund, 0.85% on an annual basis of the first $150,000 of the Fund's net assets; 0.80% for net assets between $150,000 and $300,000; 0.75% for net assets between $300,000 and 500,000; and 0.70%
     for the net assets in excess of $500,000.

     During the year ended December 31, 2000, the Investment Adviser voluntarily contributed approximately $284 to the Money Market Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values. During the year ended December 31, 1999, the Investment Adviser voluntarily contributed approximately $445 to the Emerging Markets Equity Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values.

     John Hancock has entered into Sub-Advisory Agreements with Independence Investment Associates, Inc., with respect to the Large Cap Growth, Aggressive Balanced, Mid Cap Blend, Real Estate Equity, Growth & Income, Managed and Short-Term Bond Funds; with John Hancock Advisers, Inc., with respect to the Active Bond and Small Cap Growth Funds; with Independence International Associates, Inc., with respect to the International Equity Index Fund, each of whom is an affiliate of John Hancock, and, under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds. John Hancock maintains responsibility for the day-to-day management of the Money Market Fund. John Hancock has also entered into the Sub-Advisory Agreements with the following Sub-Advisers, each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds:

Fund                                             Sub-Adviser
----                                             -----------
Fundamental Growth                    Putnam Investment Management, Inc.
Emerging Markets Equity               Morgan Stanley Investment Management, Inc.
International Equity                  Goldman Sachs Asset Management
Global Balanced                       Capital Guardian Trust Company
Mid Cap Growth                        Janus Capital Corporation
Large Cap Value                       T. Rowe Price Associates, Inc.
Large Cap Value CORE                  Goldman Sachs Asset Management
Large/Mid Cap Value                   Wellington Management Company, LLP
Mid Cap Value                         Neuberger Berman, LLC
Small/Mid Cap Growth                  Wellington Management Company, LLP
Bond Index                            Mellon Bond Associates, LLP
Large Cap Aggressive Growth           Alliance Capital Management, LLP
Small/Mid Cap CORE                    Goldman Sachs Asset Management

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

Fund                                             Sub-Adviser
----                                             -----------
Small/Mid Cap Value                 The Boston Company Asset Management, LLC
Real Estate Equity                  Morgan Stanley Investment Management, Inc.
Growth & Income                     Putnam Investment Management, Inc.
Managed                             Capital Guardian Trust Company
Small Cap Equity                    Capital Guardian Trust Company
International Opportunities         T. Rowe Price International, Inc.
Equity Index                        State Street Global Bank & Trust N.A.
High Yield Bond                     Wellington Management Company, LLP
Global Bond                         Capital Guardian Trust Company

     In the event that normal operating expenses of each Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of each Fund's daily net asset value, John Hancock and JHVLICO will reimburse each Fund for such excess. Accordingly, for the year ended December 31, 2000, the reimbursements paid from John
Hancock and JHVLICO were $10 to Fundamental Growth, $18 to Aggressive Balanced, $202 to Active Bond, $500 to Emerging Markets Equity, $196 to International Equity Index, $92 to International Equity, $86 to Global Balanced, $21 to Mid Cap Blend, $27 to Large Cap Value CORE, $29 to Large/Mid Cap Value, $11 to Bond Index, $11 to Large Cap Aggressive Growth, $54 to Small/Mid Cap CORE, $32 Small/Mid Cap Value, $23 to Small Cap Equity, $154 to International Opportunities, $30 to High Yield Bond and $64 to Global Bond.

     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, IPL and PPM-1, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for each Fund for the year ended December 31, 2000 were as follows:

Fund                                          Purchases     Sales and Maturities
----                                          ---------     --------------------
Large Cap Growth                            $  1,250,545        $  1,228,862
Fundamental Growth                               107,451              66,744
Aggressive Balanced                               31,654              23,208
Active Bond                                    1,265,780           1,276,929
CORE Bond                                         11,443               6,405
Emerging Markets Equity                           60,393              41,178
International Equity Index                        31,951              34,493
International Equity                              14,742               9,759
Small Cap Growth                                 374,852             247,034
Global Balanced                                   48,726              50,546
Mid Cap Growth                                   856,814             697,807
Mid Cap Blend                                     29,115              15,454
Large Cap Value                                   94,362              68,034
Large Cap Value CORE                              15,762               6,074
American Leaders Large Cap Value                   6,170                 743
Large/Mid Cap Value                               15,713               7,948
Mid Cap Value                                    245,227             239,321
Small/Mid Cap Growth                             182,973             192,814
Bond Index                                        15,735               1,943
Large Cap Aggressive Growth                       34,162              17,320
Small/Mid Cap CORE                                26,850              14,704
Small/Mid Cap Value                               48,496              29,457
Real Estate Equity                                34,480              34,557
Growth & Income                                3,521,406           3,934,343
Managed                                        5,113,157           5,689,315
Short-Term Bond                                   31,265              28,003
Small Cap Equity                                 144,792             135,804
International Opportunities                       95,161              35,668
Equity Index                                     278,231             171,884
High Yield Bond                                   15,419               4,992
Global Bond                                      128,638             125,815

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

         The identified cost of investments owned by each Fund (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation at December 31, 2000, for federal income tax purposes were as follows:


                                                                                                 Net Unrealized
                                              Identified      Unrealized        Unrealized        Appreciation
Fund                                             Cost        Appreciation      Depreciation      (Depreciation)
----                                             ----        ------------      ------------      --------------
Large Cap Growth                             $ 1,130,115      $ 157,238       $ (145,172)         $     12,066
Fundamental Growth                                50,109          1,657           (8,211)               (6,554)
Aggressive Balanced                               20,345          1,593           (1,428)                  165
Active Bond                                      769,274         18,809           (7,244)               11,565
CORE Bond                                          5,100            175               (9)                  166
Emerging Markets Equity                           42,106            722          (14,268)              (13,546)
International Equity Index                       184,080         29,734          (25,365)                4,369
International Equity                              15,419            958           (1,670)                 (712)
Small Cap Growth                                 238,639         38,819          (48,754)               (9,935)
Global Balanced                                   28,039          1,513           (2,156)                 (643)
Mid Cap Growth                                   427,933         47,294         (108,275)              (60,981)
Mid Cap Blend                                     19,467          2,758           (1,498)                1,260
Large Cap Value                                  179,578         27,985          (12,161)               15,824
Large Cap Value CORE                              15,514          2,032           (1,340)                  692
American Leaders Large Cap Value                   5,413            846             (503)                  343
Large/Mid Cap Value                               13,633          2,009             (576)                1,433
Mid Cap Value                                    104,638         19,231           (1,381)               17,850
Small/Mid Cap Growth                             177,500         27,661          (25,001)                2,660
Bond Index                                        61,783          1,543             (853)                  690
Large Cap Aggressive Growth                       28,843          1,995           (5,233)               (3,238)
Small/Mid Cap CORE                                20,297          3,308           (3,047)                  261
Small/Mid Cap Value                               28,304          2,543           (2,901)                 (358)
Real Estate Equity                               131,915         23,510           (1,560)               21,950
Growth & Income                                3,120,255        520,107         (379,489)              140,618
Managed                                        2,736,969        354,480         (169,015)              185,465
Short-Term Bond                                   77,269            907             (599)                  308
Small Cap Equity                                  81,274          4,897          (18,712)              (13,815)
International Opportunities                      119,850          9,362          (13,862)               (4,500)
Equity Index                                     492,664         77,606          (63,687)               13,919
High Yield Bond                                   29,400            435           (5,829)               (5,394)
Global Bond                                       62,666          3,610             (869)                2,741

       During the year ended December 31, 2000, reclassifications have been made in each Fund's capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2000. These permanent reclassifications are primarily attributable to differences in the treatment of foreign currency gains and losses, net operating losses and return of capital under federal tax rules versus generally accepted accounting principles. Net assets were not affected by these reclassifications.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

NOTE E - FORWARD FOREIGN CURRENCY CONTRACTS
     As of December 31, 2000 the International Equity Index, Managed and Global Bond Funds had open forward foreign currency contracts which contractually obligate the Funds to deliver or receive currencies at a specified date, as follows:


                                                                                 Net Unrealized
                                                                                  Appreciation
International Equity Index            Maturity Date      Cost          Value     (Depreciation)
--------------------------            -------------      ----          -----     --------------
Currency Sold
-------------
Japanese Yen                   29,900    03/08/01      $   270       $     264       $     5
Euro                               99    03/16/01           92              93            (1)
Pound Sterling                     40    03/16/01           58              59            (1)
                                                                                     -------
                                                                                     $     3
                                                                                     =======
Currency Purchased
------------------
Japanese Yen                  113,800    03/01/01      $ 1,040       $   1,005       $   (35)
Japanese Yen                   74,870    03/08/01          684             662           (22)
Euro                            1,028    03/16/01          909             968            59
Pound Sterling                    836    03/16/01        1,209           1,252            43
Euro                            1,037    03/30/01          963             978            15
                                                                                     -------
                                                                                     $    60
                                                                                     =======
Managed
Currency Sold
-------------
Australian Dollar               2,961    02/05/01      $ 1,558       $   1,648       $   (90)
Canadian Dollar                12,987    02/05/01        8,474           8,663          (189)
Euro                          110,744    02/05/01       96,464         104,171        (7,707)
Euro                           16,006    02/06/01       14,118          15,056          (938)
Greek Drachma                 932,723    02/05/01        2,385           2,575          (190)
Japanese Yen                8,635,727    02/05/01       78,722          76,007         2,715
Japanese Yen                   46,663    02/07/01          426             411            15
Pound Sterling                 10,950    02/05/01       15,559          16,386          (827)
Pound Sterling                  1,950    02/06/01        2,801           2,918          (117)
Pound Sterling                  3,920    02/07/01        5,602           5,866          (264)
Danish Krone                   27,752    02/05/01        3,238           3,499          (261)
Swedish Krona                  28,605    02/05/01        2,862           3,038          (176)
Swiss Franc                    24,285    02/06/01       14,232          15,034          (802)
                                                                                     -------
                                                                                     $(8,831)
                                                                                     =======

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

Managed - continued


                                                                                   Net Unrealized
                                                                                    Appreciation
Currency Purchased                    Maturity Date       Cost          Value      (Depreciation)
------------------                    -------------       ----          -----      --------------
Australian Dollar                 189    02/05/01       $    103       $    105       $     2
Danish Krone                    1,862    02/05/01            223            235            12
Pound Sterling                    352    02/05/01            510            527            17
Pound Sterling                  5,709    02/06/01          8,311          8,543           232
Pound Sterling                  7,764    02/07/01         11,203         11,618           415
Euro                           23,428    02/06/01         20,892         22,039         1,147
Swiss Franc                    59,526    02/06/01         34,896         36,851         1,955
                                                                                      -------
                                                                                      $ 3,780
                                                                                      =======
Global Bond

Currency Sold
-------------
Euro                            2,000    02/12/01       $  1,718       $  1,882      $  (164)
Euro                            2,645    04/24/01          2,225          2,495         (270)
                                                                                     -------
                                                                                     $  (434)
                                                                                     =======

Currency Purchased
------------------
Euro                            2,000    02/12/01       $  1,766       $  1,882      $   116
Japanese Yen                  239,062    04/24/01          2,225          2,130          (95)
                                                                                     -------
                                                                                     $    21
                                                                                     =======

NOTE F-COMBINATION
     On December 22, 2000, the shareholders of John Hancock International Opportunities II Fund ("International Opportunities II") approved the combination between International Opportunities II and International Opportunities, Funds, providing for the transfer of substantially all of the assets and liabilities of the International Opportunities II Fund to the International Opportunities Fund in exchange solely for the trust shares of the International Opportunities Fund. The acquisition was accounted for as a tax-free exchange of 1,947 trust shares of the International Opportunities Fund for the net assets of International Opportunities II Fund, which amounted to $22,528, including $(2,878) of unrealized depreciation, after the close of business on December 29, 2000. The net assets of the International Opportunities Fund prior to the combination on December 29, 2000, were $94,169, and the aggregate net assets of the International Opportunities Fund after the combination amounted to $116,697.


NOTE G - CHANGE IN ACCOUNTING PRINCIPLE
     The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. The impact of this accounting change has not been determined but will result in a reclassification between the cost of securities and a corresponding reclassification in net unrealized appreciation/depreciation, based on securities held as of December 31, 2000.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)


               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Contractowners, Policyholders,
and Board of Trustees of
John Hancock Variable Series Trust I

        We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of John Hancock Variable Series Trust I (the Trust) (comprising, respectively, the Large Cap Growth, Active Bond (for-merly, Sovereign Bond), Emerging Markets Equity, International Equity Index, Small Cap Growth, Global Balanced (formerly, International Balanced), Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Small/Mid Cap Growth, Bond Index, Small/Mid Cap Core, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap (formerly, Small Cap Value), International Opportunities, Equity Index, High Yield Bond, Global Bond, Large Cap Aggressive Growth, Small/Mid Cap Value, Large Cap Value CORE, International Equity, Mid Cap Blend, Aggressive Balanced, Fundamental Growth (formerly, Fundamental Mid Cap growth), Large/Mid Cap Value, Core Bond and American Leaders Large Cap Value Funds) as of December 31, 2000, and the related statements of operations for the period then ended, and the statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian or brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting John Hancock Variable Series Trust I at December 31, 2000, the results of their operations for the period then ended, and the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP

Boston, Massachusetts
February 13, 2001

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)

OTHER MATTERS  (UNAUDITED)

     Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust. John Hancock Variable Series Trust I solicited a vote at special meetings of Contract owners/Policyholders held on September 28, October 20, and December 22, 2000 on the following matters:


For the Large Cap Growth Fund 9/28/00:                                                     For      Against      Abstain
                                                                                           ---      -------      -------
        6.  To change the Fund's classification from "diversified" to "non-diversified".   77%        13%          10%
        8.  To modify the fundamental restrictions applicable to the Fund to permit it     77%        14%           9%
            to invest in securities that are subject to legal restrictions on resale.
       10.  To modify the fundamental restrictions applicable to the Fund to permit it     77%        14%           9%
            to invest in financial futures.

For the Fundamental Growth Fund 9/28/00:
       4A.  To approve a new Sub-Investment Management Agreement among the                 87%        8%            5%
            Trust, John Hancock, and Putnam Investment Management, Inc.
       4B.  To approve an amendment to the March 14, 1996 Investment Management            76%        19%           5%
            Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

For the Real Estate Equity Fund 9/28/00:
       1A.  To approve a new Sub-Investment Management Agreement among the                 86%        6%            8%
            Trust, John Hancock, and Morgan Stanley Investment Management, Inc.
       1B.  To approve a new Sub-Investment Management Agreement among the                 85%        7%            8%
            Trust, John Hancock, and Independence Investment Associates, Inc.
       1C.  To approve an amendment to the April 12, 1988 Investment Management            79%        13%           8%
            Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.
        7.  To change the Fund's classification from "diversified" to "non-diversified".   84%        8%            8%
        9.  To modify the fundamental restrictions applicable to the Fund to permit it     83%        9%            8%
            to invest in securities that are subject to legal restrictions on resale.
       11.  To modify the fundamental restrictions applicable to the Fund to permit it     84%        8%            8%
            to invest in financial futures.

For the International Opportunities Fund 9/28/00:
        2.  To approve a new Sub-Investment Management Agreement among the                 94%        2%            4%
            Trust, John Hancock, and T. Rowe Price International, Inc.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)


For the International Opportunities II Fund 9/28/00:                                     For      Against      Abstain
                                                                                         ---      -------      -------
   3A.    To approve an interim Sub-Investment Management Agreement among the            81%        9%          10%
          Trust, John Hancock, and Rowe Price-Fleming International, Inc.
   3B.    To approve a new Sub-Investment Management Agreement among the                 75%       14%          11%
          Trust, John Hancock, and T. Rowe Price International, Inc., reflecting an increase in the Sub-Investment Advisory fee.
   3C.    To approve an amendment to the April 14, 1998 Investment Management            75%       15%          10%
          Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

For the Active Bond Fund 10/20/00:
   3A.    To approve an amendment to the May 1, 1995 Sub-Investment Manage-              72%       20%          8%
          ment Agreement among the Trust, John Hancock and John Hancock Advis-
          ers, Inc., reflecting an increase in Sub-Investment Advisory fee.
   3B.    To approve an amendment to the April 12, 1988 Investment Management            72%       20%          8%
          Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

For the Global Balanced Fund 10/20/00:
   4A.    To approve a new Sub-Investment Management Agreement among the                 88%        6%          6%
          Trust, John Hancock, and Capital Guardian Trust Company.
   4B.    To approve an amendment to the March 14, 1996 Investment Management            74%       20%          6%
          Agreement between the Trust and John Hancock, reflecting and increase in the Investment Advisory fee.

For Growth & Income Fund 10/20/00:
   2A.    To approve a new Sub-Investment Management Agreement among the                 83%       10%          7%
          Trust, John Hancock, and Putnam Investment Management, Inc.
    B.    To approve a new Sub-Investment Management Agreement among the                 82%       11%          7%
          Trust, John Hancock, and Independence Investment Associates, Inc.
    C.    To approve an amendment to the April 12, 1988 Investment Management            75%       18%          7%
          Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.
   2D.    To change the Fund's classification from "diversified" to "non-diversified."   79%       13%          8%
   2E.    To modify the fundamental restrictions applicable to the Fund to permit it     79%       14%          7%
          to invest in securities that are subject to legal restrictions on resale.
   2F.    To modify the fundamental restrictions applicable to the Fund to permit it     80%       13%          7%
          to invest in financial futures.

JOHN HANCOCK VARIABLE SERIES TRUST I
December 31, 2000
--------------------------------------------------------------------------------
(000's Omitted)


                                                                                         For      Against      Abstain
                                                                                         ---      -------      -------
For the Managed Fund 10/20/00:
    1A.    To approve a new Sub-investment Management Agreement among the                84%         9%          7%
           Trust, John Hancock, and Capital Guardian Trust Company.
     B.    To approve a new Sub-Investment Management Agreement among the                84%         9%          7%
           Trust, John Hancock, and Independence Investment Associates, Inc.
     C.    To approve an amendment to the April 12, 1988 Investment Management           76%        16%          8%
           Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.
    1D.    To change the Fund's classification from "diversified" to                     80%        11%          9%
           "non-diversified".

For the Small Cap Equity Fund 10/20/00:
    4A.    To approve a new Sub-Investment Management Agreement among the                82%        12%          6%
           Trust, John Hancock, and Capital Guardian Trust Company.
    4B.    To approve an amendment to the March 14, 1996 Investment Management           68%        27%          5%
           Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

For the Global Bond Fund 10/20/00:
    4A.    To approve a new Sub-Investment Management Agreement among the                86%         8%          6%
           Trust, John Hancock, and Capital Guardian Trust Company.
    4B.    To approve an amendment to the March 14, 1996 Investment Management           79%        15%          6%
           Agreement between the Trust and John Hancock, reflecting an increase in the Investment Advisory fee.

International Opportunities Fund II 12/22/00:
To approve combining the International Opportunities Fund II with the Interna-           93%         1%          6%
tional Opportunities Fund.

                             OFFICERS AND TRUSTEES
                -----------------------------------------------
                         Michele G. Van Leer, Chairman
                  Thomas J. Lee, President and Vice Chairman
                         Karen Q. Visconti, Secretary
                      Arnold Bergman, Assistant Secretary
                          Raymond F. Skiba, Treasurer
                      Jude A. Curtis, Compliance Officer
                Maryellen Carney, Assistant Compliance Officer
                         Patrick F. Smith, Controller
                     Paula M. Pashko, Assistant Controller
                               Elizabeth G. Cook
                           Reverend Diane C. Kessler
                              Hassel H. McClellan
                              Robert F. Verdonck

                              INVESTMENT ADVISER
                         -----------------------------
                          John Hancock Life Insurance
                              John Hancock Place
                                 P.O. Box 111
                               Boston, MA 02117


                             INDEPENDENT AUDITORS
                           ----------------------
                               Ernst & Young LLP
                             200 Clarendon Street
                               Boston, MA 02116

                            SUB-INVESTMENT ADVISERS
--------------------------------------------------------------------------------

           Independence Investment Associates, Inc. and subsidiaries
                                53 State Street
                               Boston, MA 02109

                       Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                              New York, NY 10105

                   The Boston Company Asset Management, LLC
                               One Boston Place
                               Boston, MA 02108

                        Capital Guardian Trust Company
                             333 South Hope Street
                             Los Angeles, CA 90071

                    Federated Investment Management Company
                        1001 Liberty Avenue, 10th Floor
                             Pittsburgh, PA 15222

                        Goldman Sachs Asset Management
                                  32 Old Slip
                              New York, NY 10005

                                     Janus
                              100 Fillmore Street
                             Denver, CO 80206-4928

                          Mellon Bond Associates, LLP
                      One Mellon Bank Center, Suite 5400
                           Pittsburgh, PA 15258-0001

                          John Hancock Advisers Inc.
                             101 Huntington Avenue
                               Boston, MA 02199

                     Morgan Stanley Asset Management Inc.
                          1221 Avenue of the Americas
                               New York, NY 10020

                             Neuberger Berman, LLC
                               605 Third Avenue
                            New York, NY 10158-3698

                               Putnam Investments
                            One Post Office Square
                               Boston, MA 02109

                         State Street Global Advisors
                            Two International Place
                               Boston, MA 02110

                         T. Rowe Price Associate Inc.
                             100 East Pratt Street
                              Baltimore, MD 2120

                       T. Rowe Price International Inc.
                             100 East Pratt Street
                              Baltimore, MD 2120

                      Wellington Management Company, LLP
                                75 State Street
                               Boston, MA 02109

                            [LOGO OF JOHN HANCOCK]


Variable Series Trust consists of funds used as investment options for various
 John Hancock variable life annuity contracts. This report must be accompanied by the required prospectus and the most current quarterly Performance report for the contract offered. Investors are not able to invest directly in the Variable Series Trust.

     Not all of the funds described in this report are available on every product. Please refer to the prospectus for additional information about the investment options on your variable product.

     Insurance Products are Issued by: John Hancock Life Insurance Company John Hancock Variable Life Insurance Company* (*not licensed in New York),
                               Boston, MA 02117
 Securities Products are Distributed by: John Hancock Funds, Inc., Member NASD
                  Signator Investors, Inc., Member NASD, SIPC

                                                                  [LOGO OF IMSA]

ATTACHMENT 3.

[LOGO OF JOHN HANCOCK]



                              Semiannual Report
                                  June 30, 2001

Investment Vision
                          The Variable Series     Variable Series Trust

   Insurance Products:
 .  Are NOT FDIC insured; NOT insured by the FDIC, NCUSIF, or any other federal entity;
 .  Are NOT deposits or other obligations of any bank and are NOT guaranteed by any bank; and
 . Are subject to investment risk, including the possible loss of principal investment.

[LOGO OF JOHN HANCOCK]
[LOGO OF INDEPENDENCE]
[LOGO OF ALLIANCE CAPITAL]
[LOGO OF THE BOSTON COMPANY]
[LOGO OF CAPITAL GUARDIAN TRUST COMPANY]
[LOGO OF GOLDMAN SACHS]
[LOGO OF JANUS]
[LOGO OF MELLON BOND]
[LOGO OF MORGAN STANLEY]
[LOGO OF PUTNAM INVESTMENTS]
[LOGO OF SSGA]
[LOGO OF T. ROWE PRICE]
[LOGO OF WELLINGTON MANAGEMENT]

Dear Shareholder,


Since our last report six months ago, the economic slowdown that began late last year has continued. Economic growth remains slow, unemployment is up, and corporations generally are reporting lower earnings. Through this period, the Federal Reserve has steadily decreased interest rates in response, at an unprecedented rate of change. It will take time to feel the impact of these cuts, but consumer and investor confidence has already improved.


The securities markets have begun to show signs of improvement recently, but the severe drop from a very buoyant economy a year ago to a very lackluster economic climate today has taken its toll, especially in the area of corporate profits. Profits have tended to drop sharply, leading to substantial equity losses in many sectors amid significant volatility. For the rest of 2001, we expect the economy to respond well to the Fed's rate actions. By the end of this year, we anticipate that growth will be back to 3% or more. This may seem quite modest relative to the recent past, but judged historically it is a very healthy rate. We are hopeful that the markets, and many of the Variable Series Trust portfolios, will respond positively in turn.


With a backdrop of bumps and bruises in the markets, and cautious optimism for the near future, the importance of portfolio diversification once again comes to the fore. A quick review of first-half results shows that virtually all equity market measures were down, including blue chip companies, the high-tech sector, and most overseas markets. The single bright spot in the equity markets was domestic small companies, which overall showed a modest positive return. Fixed income securities benefited from the Fed's interest rate actions, and showed positive returns as well. As a result, while it may have been difficult to avoid erosion in the value of your portfolio during the first half of this year, diversification across the range of available asset classes may have eased some of the pain. We continue to encourage you to work with an investment professional or other resources to achieve an appropriate level of diversification.


Finally, you may have noticed a new face on this page. After 25 years of loyal service to John Hancock, and seven years serving the Variable Series Trust, Tom Lee has decided to leave the company to pursue a new career in education. We are fortunate to be able to call upon the talents of Kathleen Driscoll, who has a rich background in marketing and distribution, as she assumes the responsibilities of President and Vice Chairman of the Variable Series Trust.


As always, we thank you for being a John Hancock variable life and/or variable annuity policyholder. We continue to work hard to earn your confidence and trust.

[PHOTO OF MICHELE G. VAN LEER]
Chairman

[PHOTO OF KATHLEEN F. DRISCOLL]
President and Vice Chairman


Sincerely,

/s/ Michele G. Van Leer

Michele G. Van Leer
Chairman

/s/ Kathleen F. Driscoll

Kathleen F. Driscoll
President and Vice Chairman

 Economic Overview
 John Hancock Economic Research



The slowdown that hit the US economy towards the end of 2000 continued through the first half of 2001. Real economic growth has now been around an anemic 1% pace since last fall. At this growth rate, we experience rising unemployment, sharp cutbacks in corporate spending, profit shortfalls and bond defaults. And although the overall economy is still expanding, the manufacturing sector is suffering its own recession, in particular the formerly high-flying technology and telecommunications industries.

The Federal Reserve reacted to the slowdown with the most rapid series of interest rate cuts in recent history, reducing the Federal Funds rate by 2.75 points between January and June. The impact of these rate cuts takes 6-12 months to filter through the economy, but they have already helped to bolster the confidence of both consumers and investors, and kept mortgage rates low enough to sustain the all-important housing sector.

Still a soft landing, despite some bumpy moments

A slowdown without a recession is by definition a "soft landing," and is a testament to the judgement and luck of policy-makers. Nonetheless, the speed of the slowdown, from over a 5% growth rate a year ago, has caused as much pain as some past recessions. Profits dropped sharply, leading to substantial equity losses and heightened market volatility.

The severity of the reversal for technology sectors has led some commentators to argue that this cycle is more serious than the headline statistics suggest. But while overcapacity in certain industries (especially telecommunications) may lead to a brutal shake-out, the consequences for the wider economy should not be overwhelming. The entire manufacturing sector is only about 15% of US employment and about 20% of GDP, and most of that is not high-tech. Some companies and their employees are suffering, but the main result of excess capacity for the economy may be cheap bandwidth and improved technology services.

Recovery just around the corner

The impact of the Fed's monetary easing should be felt over the next 6 months. We expect lower rates to stimulate housing, auto sales, and other interest-sensitive consumer purchases. As companies experience rising demand and work off unwanted inventories, they will re-start postponed capital spending projects. By the end of this year we anticipate that growth will be back to 3% or more. This may feel unexciting by the standards of a year or two ago, but in a longer perspective it is a very healthy rate.

There are, of course, risks:

 . Energy prices and electricity supply represent a potential problem for consumers and businesses.

 . The US trade deficit leaves the dollar vulnerable to a crisis of confidence, in which rising import prices inhibit the Fed's ability to lower interest rates.

 . Home-growth inflation pressures might also derail the recovery of business investment and productivity growth.

 . Finally, in a long-term perspective, today's high stock market valuations may still be out of line with economic fundamentals.

Overall, however, we look forward to a pace of growth for the economy and corporate profits that will be slower than we got used to in recent years, but which is still better than what we have experienced for most of the past three decades.

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment LLC                                   Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


 The Growth & Income Fund is a multi-manager fund with two sub-advisers each independently managing their own portion of the Fund. The two managers employ a distinct and complementary investment strategy. This unique multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 II LLC selects stocks using a combination of fundamental equity research and quantitative tools and focuses on large cap stocks that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Putnam selects stocks using a systematic screening approach and fundamental equity research and focuses on large and mid cap stocks with opportunities for above average growth.
 As of June 30, 2001, II LLC managed approximately 80.10% and Putnam managed approximately 19.90% of the Fund's assets. For the first half of 2001, the Fund performed -9.13%, just below the overall benchmark's performance of - 6.69%.

Independence Investment LLC
 In the second quarter, the S&P 500 Index had its strongest quarterly performance period since the fourth quarter of 1999, returning 5.85%. This portion of your portfolio performed very well for the quarter, returning 7.28% net; outperforming the S&P 500 Index by 143 basis points. All of the outperformance of the Fund relative to the benchmark was from specific stock selection. The sectors that added the most value this quarter were Retail and Utilities. Conversely, Financial Services and Healthcare were the largest detractors from performance.
 The worldwide economies are clearly struggling. The U.S. will likely show negative growth in the current quarter as businesses reign in spending and investment. European economies slowed considerably this quarter and Japan appears to have entered another recession. Investors are looking past the slowdown and focusing instead on the potential rebound over the coming months. The consumer has remained quite resilient during this slowdown. The Federal Reserve has aggressively cut interest rates and consumers will be receiving tax rebate checks in the third quarter. Inflation is clearly coming down as energy prices have weakened. We believe investors must be patient, waiting to see tangible signs of the economic recovery over the remainder of the year. We continue to be overweight retailers, as we believe the consumer will once again lead us on the road to recovery. We also own significant positions in semiconductor companies. We believe their shares are attractively priced and they will quickly benefit from a rebound in technology spending. Finally, many software and data service companies are attractive because their businesses should prove to be more predictable in this period of uncertain order patterns in the technology industry.


Putnam Investments
 Weak performance in the first quarter of the year dragged down the positive results achieved later in the period. In the first quarter of 2001, the Fund underperformed the index as strong relative stock performance in consumer staples (Anheuser Busch, Clear Channel, and Echostar), coupled with underweighting the lagging technology sector, was offset by weak stock performance in both technology (Applied Micro Circuits, PMC-Sierra, Brocade Communications, Juniper Networks, Agile Software, Siebel Systems) and health care (Applera-Applied Biosystems, Genentech).
 In the second quarter, the Fund outperformed the benchmark due to strong stock selection in consumer staples (AOL Time Warner, Inc.) and overweighting the robust conglomerates sector (Tyco International); which more than offset an underweight position in the rallying technology sector.
 We believe that the current environment of economic uncertainty will continue to pressure rapidly growing, high-quality growth companies. While we do not expect this condition to persist over the long term, we have taken steps to focus on growth companies with a proven track record of growing profits even during unsettled economic times.
 Going forward, we are overweighting technology (software and communications equipment) and consumer cyclicals (general merchandise retail and specialty retail). While underweighting the health-care and energy sectors, within those areas we will focus on pharmaceuticals, biotechnology, and specialty pharmaceuticals, and oil services, respectively.

                                                     Inception: March 29, 1986

 Growth & Income Fund
 Independence Investment LLC                                   Paul F. McManus
 Putnam Investments                                             C. Beth Cotner


                                   [GRAPH]

                          Growth & Income
              Date             Fund             S&P 500(R) Index
              ----             ----             ----------------
            7/1/1991          10,000                  10,000
           7/31/1991          10,345                  10,468
           8/31/1991          10,567                  10,714
           9/30/1991          10,439                  10,538
          10/31/1991          10,592                  10,680
          11/30/1991          10,224                  10,248
          12/31/1991          11,181                  11,419
           1/31/1992          10,985                  11,207
           2/29/1992          11,115                  11,350
           3/31/1992          10,928                  11,128
           4/30/1992          11,275                  11,452
           5/31/1992          11,386                  11,514
           6/30/1992          11,302                  11,347
           7/31/1992          11,691                  11,804
           8/31/1992          11,460                  11,566
           9/30/1992          11,588                  11,699
          10/31/1992          11,569                  11,741
          11/30/1992          12,019                  12,136
          12/31/1992          12,175                  12,295
           1/31/1993          12,300                  12,385
           2/28/1993          12,472                  12,552
           3/31/1993          12,859                  12,822
           4/30/1993          12,516                  12,508
           5/31/1993          12,841                  12,846
           6/30/1993          12,967                  12,888
           7/31/1993          12,896                  12,828
           8/31/1993          13,416                  13,316
           9/30/1993          13,440                  13,218
          10/31/1993          13,669                  13,486
          11/30/1993          13,548                  13,359
          12/31/1993          13,798                  13,524
           1/31/1994          14,208                  13,977
           2/28/1994          13,794                  13,599
           3/31/1994          13,260                  13,008
           4/30/1994          13,490                  13,177
           5/31/1994          13,541                  13,392
           6/30/1994          13,296                  13,061
           7/31/1994          13,655                  13,493
           8/31/1994          14,164                  14,042
           9/30/1994          13,745                  13,704
          10/31/1994          13,965                  14,018
          11/30/1994          13,501                  13,503
          12/31/1994          13,722                  13,700
           1/31/1995          14,005                  14,057
           2/28/1995          14,557                  14,602
           3/31/1995          14,879                  15,034
           4/30/1995          15,313                  15,472
           5/31/1995          15,822                  16,083
           6/30/1995          16,182                  16,461
           7/31/1995          16,698                  17,009
           8/31/1995          16,808                  17,055
           9/30/1995          17,537                  17,769
          10/31/1995          17,422                  17,707
          11/30/1995          18,156                  18,486
          12/31/1995          18,416                  18,828
           1/31/1996          18,906                  19,476
           2/29/1996          19,150                  19,663
           3/31/1996          19,395                  19,852
           4/30/1996          19,614                  20,144
           5/31/1996          20,068                  20,663
           6/30/1996          20,177                  20,748
           7/31/1996          19,224                  19,825
           8/31/1996          19,682                  20,245
           9/30/1996          20,596                  21,383
          10/31/1996          21,100                  21,969
          11/30/1996          22,504                  23,636
          12/31/1996          22,117                  23,173
           1/31/1997          23,255                  24,612
           2/28/1997          23,383                  24,811
           3/31/1997          22,472                  23,779
           4/30/1997          23,561                  25,199
           5/31/1997          24,839                  26,746
           6/30/1997          25,818                  27,939
           7/31/1997          28,125                  30,157
           8/31/1997          26,701                  28,480
           9/30/1997          28,254                  30,041
          10/31/1997          27,191                  29,038
          11/30/1997          28,214                  30,382
          12/31/1997          28,717                  30,905
           1/31/1998          29,027                  31,248
           2/28/1998          31,396                  33,501
           3/31/1998          33,152                  35,216
           4/30/1998          33,244                  35,572
           5/31/1998          32,881                  34,960
           6/30/1998          34,276                  36,379
           7/31/1998          33,876                  35,994
           8/31/1998          28,675                  30,789
           9/30/1998          30,147                  32,762
          10/31/1998          32,834                  35,426
          11/30/1998          34,799                  37,573
          12/31/1998          37,402                  39,737
           1/31/1999          38,657                  41,398
           2/28/1999          37,457                  40,111
           3/31/1999          38,566                  41,715
           4/30/1999          40,191                  43,329
           5/31/1999          39,019                  42,307
           6/30/1999          41,709                  44,655
           7/31/1999          40,282                  43,262
           8/31/1999          39,805                  43,045
           9/30/1999          38,707                  41,866
          10/31/1999          40,971                  44,516
          11/30/1999          41,446                  45,420
          12/31/1999          43,471                  48,095
           1/31/2000          40,822                  45,680
           2/29/2000          39,797                  44,817
           3/31/2000          44,251                  49,200
           4/30/2000          43,169                  47,719
           5/31/2000          42,600                  46,741
           6/30/2000          43,282                  47,891
           7/31/2000          42,755                  47,144
           8/31/2000          45,401                  50,071
           9/30/2000          42,657                  47,428
          10/31/2000          42,761                  47,228
          11/30/2000          37,930                  43,507
          12/31/2000          37,775                  43,720
           1/31/2001          38,943                  45,272
           2/28/2001          34,857                  41,143
           3/31/2001          31,997                  38,539
           4/30/2001          35,072                  41,533
           5/31/2001          35,137                  41,812
           6/30/2001          34,325                  40,796

Top Ten Holdings (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                                      % of           six months ago
                                   investments      % of investments
General Electric Co.                  6.0%                6.8%
Microsoft Corp.                       4.8%                8.1%
Pfizer, Inc.                          4.0%                1.0%
AOL Time Warner, Inc.                 3.1%                N/A
Citigroup, Inc.                       3.0%                4.7%
Exxon Mobil Corp.                     2.7%                1.6%
Wal-Mart Stores, Inc.                 2.4%                1.8%
Intel Corp.                           2.2%                3.6%
Johnson & Johnson                     1.9%                1.3%
Verizon Communications                1.9%                N/A
Average Annual Total Returns*
-------------------------------------------------------------------------------
-
                       Growth & Income      S&P 500      MorningStar
                           Fund            Index(1)      Peer Group+
YTD**                     -9.13%            -6.69%         -8.13%
1 Year                   -20.69            -14.82         -15.74
3 Years                    0.05              3.89           3.24
5 Years                   11.21             14.48          12.82
10 Years                  13.13             15.10          13.83

Top Ten Sectors (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                          % of                                     % of
                       investments                              investments
Technology                25.3%      Consumer Cyclical             7.3%
Health Care               13.5%      Energy                        6.1%
Financial                 13.4%      Utility                       5.3%
Capital Equipment         11.2%      Consumer Staple               5.1%
Retail                     8.3%      Basic Material                3.0%

   (1) "Standard & Poor's 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the Fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Blend investment category.

                                                        Inception: May 1, 1996

 Equity Index Fund
 SSgA Funds Management, Inc.                                   Management Team

 The S&P 500 gained 5.85% in the second quarter, partially offsetting the losses from the first quarter of the year. The index is still down 6.69% for the first half of 2001. Information Technology jumped 12.44% in the second quarter, but is still down over 16% year to date. This gives the sector the odd titles of best performer in the second quarter, and worst performer in the first half. Utilities was the worst performing sector in the quarter, falling 5.70%.
 In the first half of the year there were some bright lights. Consumer Discretionary stocks rose 8.82% and Materials rose 4.51%. The remaining sectors all posted losses. There were 7 stocks that doubled in the first half, led by JC Penney (147%), Compuware (124%), Kmart (116%) and Best Buy (115%.) Of particular interest, Microsoft rose 68% in the first half, adding 1.3% to the index return.(/3/)
 On the downside 15 stocks lost more than half of their value, led by Network Appliances (-79%) Palm (-79%) and Applied MicroCircuits (-77%.)(/3/)
 The Equity Index Fund attempts to track the performance of the S&P 500 Index by fully replicating the index. The fund attempts to match the index holdings and weights for each security in order to provide returns close to the index return.



                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

        Date              Equity Index Fund         S&P 500* Index
        ----              -----------------         --------------
      5/1/1996                  10,000                  10,000
     5/31/1996                  10,210                  10,258
     6/30/1996                  10,231                  10,300
     7/31/1996                   9,825                   9,842
     8/31/1996                   9,971                  10,050
     9/30/1996                  10,509                  10,615
    10/31/1996                  10,787                  10,906
    11/30/2001                  11,561                  11,734
    12/31/1996                  11,423                  11,504
     1/31/1997                  12,133                  12,218
     2/28/1997                  12,221                  12,317
     3/31/1997                  11,736                  11,805
     4/30/1997                  12,409                  12,510
     5/31/1997                  13,119                  13,278
     6/30/1997                  13,727                  13,870
     7/31/1997                  14,821                  14,971
     8/31/1997                  13,993                  14,139
     9/30/1997                  14,756                  14,913
    10/31/1997                  14,267                  14,415
    11/30/1997                  14,887                  15,083
    12/31/1997                  15,169                  15,342
     1/31/1998                  15,336                  15,513
     2/28/1998                  16,441                  16,631
     3/31/1998                  17,280                  17,482
     4/30/1998                  17,455                  17,659
     5/31/1998                  17,151                  17,355
     6/30/1998                  17,850                  18,060
     7/31/1998                  17,664                  17,868
     8/31/1998                  15,096                  15,285
     9/30/1998                  16,067                  16,264
    10/31/1998                  17,369                  17,587
    11/30/1998                  18,419                  18,653
    12/31/1998                  19,484                  19,727
     1/31/1999                  20,296                  20,551
     2/28/1999                  19,669                  19,912
     3/31/1999                  20,464                  20,709
     4/30/1999                  21,252                  21,510
     5/31/1999                  20,743                  21,003
     6/30/1999                  21,904                  22,168
     7/31/1999                  21,220                  21,477
     8/31/1999                  21,115                  21,369
     9/30/1999                  20,541                  20,784
    10/31/1999                  21,834                  22,099
    11/30/1999                  22,275                  22,548
    12/31/1999                  23,593                  23,876
     1/31/2000                  22,400                  22,677
     2/29/2000                  21,978                  22,249
     3/31/2000                  24,120                  24,425
     4/30/2000                  23,394                  23,690
     5/31/2000                  22,910                  23,204
     6/30/2000                  23,475                  23,775
     7/31/2000                  23,108                  23,404
     8/31/2000                  24,546                  24,857
     9/30/2000                  23,245                  23,545
    10/31/2000                  23,146                  23,446
    11/30/2000                  21,326                  21,598
    12/31/2000                  21,434                  21,704
     1/31/2001                  22,191                  22,475
     2/28/2001                  20,164                  20,425
     3/31/2001                  18,884                  19,132
     4/30/2001                  20,350                  20,619
     5/31/2001                  20,490                  20,757
     6/30/2001                  19,990                  20,252
Top Ten holdings (as of June 30, 2001)
------------------------------------------------------------------------------
-
                                                  % of         six months ago
                                              investments     % of investments
General Electric Co.                              4.4%                3.4%
Microsoft Corp.                                   3.6%                4.0%
Exxon Mobil Corp.                                 2.7%                1.9%
Citigroup, Inc.                                   2.4%                1.3%
Pfizer, Inc.                                      2.3%                0.8%
AOL Time Warner, Inc.                             2.1%                N/A
Wal-Mart Stores, Inc.                             2.0%                2.1%
American International Group, Inc.                1.8%                1.1%
Intel Corp.                                       1.8%                1.8%
International Business Machines Corp.             1.8%                1.3%
Average Annual Total Returns*
------------------------------------------------------------------------------
-
                                   Equity Index     S&P 500         MorningStar
                                      Fund(1)       Index(2)        Peer Group+
                                   ------------    ----------       ----------
-
YTD**                                  -6.74%        -6.69%           -8.13%
1 Year                                -14.85        -14.82           -15.74
3 Years                                 3.85          3.89             3.24
5 Years                                14.33         14.48            12.82
Since Inception (5/1/96)               14.35         14.64             N/A
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                       % of
                         investments                                investments
Technology                  21.0%          Energy                       7.1%
Financial                   17.5%          Utility                      6.9%
Health Care                 12.1%          Retail                       6.4%
Capital Equipment           10.2%          Consumer Staple              6.3%
Consumer Cyclical            7.6%          Basic Material               3.0%

   (1) Returns reflect waiver of advisory fee, reimbursement of all non-advisory fund expenses, and extra-ordinary capital contributions of $84,000 in 1996 and $250,000 in 1997.
   (2) "Standard & Poor's 500" is a trademark of McGraw-Hill Companies, Inc. and has been licensed for use by John Hancock Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.
   (3) Source: Morgan Stanley Dean Witter.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all the variable annuity and life sub-accounts within the Morningstar variable universe having a Large Blend investment category.

                                                        Inception: May 1, 1996

 Large Cap Value Fund
 T. Rowe Price Associates, Inc.                                Brian C. Rogers

 The fund posted a respectable gain of 2.34% in a difficult environment during the first half of the year. Results for the six months and year were well ahead of the Russell 1000 Value Index which ended in negative territory for the half.
 We were pleased by the resiliency of a number of our holdings, including Bank of America, American General, Microsoft, Fortune Brands, Toys "R' Us, and H&R Block, all of which were prominent on a long list of positive contributors to fund performance. On the negative side of the ledger, Honeywell International and Rockwell International turned in disappointing results.
 We made a number of sizable purchases in the first half of the year. Schering-Plough, McDonald's, Bristol-Myers Squibb, Texas Instruments, and Corning were all companies trading anywhere from 25% to 75% below their 12-month highs and, in our opinion, provided attractive investment opportunities. Accordingly, we either initiated positions in them or enhanced our existing holdings.
 Our transactions in GE and Honeywell International deserve special commentary. Most of our buying in Honeywell occurred in late June when the company's proposed acquisition by GE was coming unglued due to concerns raised by European regulators. After Honeywell stock declined to an unrealistically low price level, in our view, we believed it represented a favorable combination of strong upside potential and little downside risk. Regarding GE, we normally do not buy and sell a security in such a short period. However, the stock sold off sharply in the first three months of the year, at which point we initiated a position in it. Subsequently, GE appreciated fairly quickly, and we decided to eliminate it from the portfolio.
 In terms of other sales during the half, we eliminated or reduced positions in several companies after their stocks appreciated in value--with the notable exception of BMC Software. As we've stated before, we generally recycle out of holdings that have increased in price to the point where the appeal of their relative valuations is less compelling, and then reinvest the proceeds in more undervalued opportunities.
 While the economic and earnings news has been sluggish, the Federal Reserve's aggressive program of cutting short-term interest rates, combined with some boost from the administration's tax cut, auger well for improved economic and earnings performance toward the end of the year or early 2002. While a rebound is difficult to forecast with a high degree of certainty, we believe the backdrop for stocks will improve over the intermediate term. In our view, there are many appealing opportunities for investors with a reasonable time horizon, and we will continue to seek them out in the months ahead.

                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 5/1/96
(Fund Inception Date)
                               Russel 1000           Large Cap
             Date              Value Index           Value Fund
             ----              -----------           ----------
           5/1/1996              10,000                10,000
          5/31/1996              10,125                10,190
          6/30/1996              10,133                10,255
          7/31/1996               9,750                 9,977
          8/31/1996              10,029                10,186
          9/30/1996              10,428                10,618
         10/31/1996              10,832                10,860
         11/30/1996              11,617                11,451
         12/31/1996              11,468                11,391
          1/31/1997              12,024                11,699
          2/28/1997              12,201                11,979
          3/31/1997              11,762                11,724
          4/30/1997              12,256                12,016
          5/31/1997              12,941                12,582
          6/30/1997              13,496                13,059
          7/31/1997              14,511                13,805
          8/31/1997              13,995                13,447
          9/30/1997              14,840                14,081
         10/31/1997              14,426                13,703
         11/30/1997              15,063                14,220
         12/31/1997              15,503                14,644
          1/31/1998              15,283                14,539
          2/28/1998              16,312                15,250
          3/31/1998              17,310                15,954
          4/30/1998              17,426                15,869
          5/31/1998              17,168                15,598
          6/30/1998              17,388                15,561
          7/31/1998              17,082                15,107
          8/31/1998              14,540                13,634
          9/30/1998              15,375                14,373
         10/31/1998              16,566                15,261
         11/30/1998              17,338                15,884
         12/31/1998              17,928                15,999
          1/31/1999              18,071                15,600
          2/28/1999              17,816                15,470
          3/31/1999              18,185                15,889
          4/30/1999              19,883                17,601
          5/31/1999              19,665                17,469
          6/30/1999              20,235                17,932
          7/31/1999              19,642                17,538
          8/31/1999              18,913                17,003
          9/30/1999              18,251                16,394
         10/31/1999              19,303                16,974
         11/30/1999              19,152                16,678
         12/31/1999              19,244                16,524
          1/31/2000              18,617                15,752
          2/29/2000              17,234                14,461
          3/31/2000              19,336                16,067
          4/30/2000              19,112                16,209
          5/31/2000              19,312                16,987
          6/30/2000              18,430                16,141
          7/31/2000              18,660                16,308
          8/31/2000              19,698                17,100
          9/30/2000              19,879                17,218
         10/31/2000              20,368                18,044
         11/30/2000              19,612                17,845
         12/31/2000              20,595                18,667
          1/31/2001              20,675                18,863
          2/28/2001              20,100                18,597
          3/31/2001              19,391                18,092
          4/30/2001              20,341                18,861
          5/31/2001              20,799                19,494
          6/30/2001              20,337                19,104

Top Ten Holdings (as of June 20, 2001)
------------------------------------------------------------------------------
--
                                                       six months ago
                                     % of                  % of
                                 investments            investments

Exxon Mobil Corp.                    2.6%                   2.4%
Mellon Financial Corp.               2.3%                   1.2%
Lockheed Martin Corp.                1.9%                   0.8%
BP Amoco plc                         1.9%                   1.3%
Union Pacific Corp.                  1.9%                   0.7%
American Home Products Corp.         1.7%                   1.2%
Verizon Communications               1.7%                   N/A
Texaco, Inc.                         1.6%                   0.9%
Federal National Mortgage Assoc.     1.6%                   0.8%
Fleet Boston Financial Corp.         1.6%                   0.9%


Average Annual Total Returns*
------------------------------------------------------------------------------
--
                               Large Cap     Russell 1000     MorningStar
                              Value Fund     Value Index      Peer Group+
                              ----------     ------------     -----------
YTD**                            2.34%          -1.25%           -0.67%
1 Year                          18.36           10.35             8.79
3 Years                          7.08            5.36             4.84
5 Years                         13.25           14.95            12.16
Since Inception (5/1/96)        13.35           14.73             N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
--
                               % of                            % of
                            investments                    investments
Financial                      20.5%        Technology         8.6%
Energy                         12.0%        Utility            8.3%
Consumer Staple                10.4%        Basic Material     7.4%
Consumer Cyclical              10.3%        Health Care        5.5%
Captial Equipment               9.0%        Retail             3.6%
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Value investment category.

                                                    Inception: August 31, 1999

 Large Cap Value CORE/SM/ Fund
 Goldman Sachs Asset Management                             Brown/Jones/Pinter

 During the second quarter of 2001, the John Hancock VST Large Cap Value CORE Fund (the "Fund") generated a total cumulative return of 6.47%, versus the 4.88% total cumulative return of the Fund's benchmark, the Russell 1000 Value Index (the "Index").
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average.
 Of the CORE themes, Momentum recovered after a very difficult first quarter to drive positive performance in the second quarter. The theme benefited from the market's more typical patterns of behavior, following a spate of panic selling and frenzied buying that characterized the end of 2000 and beginning of 2001. Value was a positive contributor overall, its fourth positive quarter in a row. Profitability also boosted results for the second consecutive quarter, while Earnings Quality and Research were down for the period.
 The Fund's holdings in Energy and Consumer Non-cyclicals, in particular, significantly outperformed benchmark peers, while holdings in Basic Materials lagged the most. Individual stocks that had the greatest impact on the upside were overweights in Ultramar Diamond Shamrock (0.1%), Fox Entertainment Group, Inc. (0.1%) and Waste Management Inc. (0.9%). An overweight in CVS Corp. (0.4%) and an underweight in Du Pont (0.1%) were the biggest detractors.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also expect companies that are favored by fundamental research analysts and that have strong profit margins and sustainable earnings to outperform their peers. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.
Footnotes
Total return figures represent past performance and do not indicate future results which will vary. The Fund's performance reflects the reinvestment of dividends and distributions. The Russell 1000 Value Index is unmanaged and does not include any fees or expenses. CORESM is a service mark of Goldman, Sachs & Co.
Performance returns for the VST Large Cap Value CORE Fund (the "Fund") are estimated and supplied as a client accommodation for internal use only within John Hancock Funds Group. The Fund is subadvised/managed by Goldman Sachs Asset Management ("GSAM"). As a subadviser, we do not normally perform administration functions, such as performance calculations. The NAV's, distributions and expense ratios (which are calculated by the custodian--State Street Bank) used to calculate total returns have not been independently validated and approved by GSAM.

                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
                            Large Cap Value      Russell 1000
        Date                 CORE(SM) Fund        Value Index
        ----                 -------------        -----------
      8/31/1999                 10,000              10,000
      9/30/1999                  9,710               9,650
     10/31/1999                 10,330              10,206
     11/30/1999                 10,221              10,126
     12/31/1999                 10,357              10,175
      1/31/2000                  9,965               9,843
      2/29/2000                  9,305               9,112
      3/31/2000                 10,352              10,223
      4/30/2000                 10,234              10,105
      5/31/2000                 10,314              10,211
      6/30/2000                  9,924               9,744
      7/31/2000                 10,093               9,866
      8/31/2000                 10,734              10,415
      9/30/2000                 10,783              10,510
     10/31/2000                 10,932              10,769
     11/30/2000                 10,423              10,370
     12/31/2000                 10,887              10,889
      1/31/2001                 10,868              10,931
      2/28/2001                 10,563              10,628
      3/31/2001                 10,164              10,252
      4/30/2001                 10,773              10,755
      5/31/2001                 11,028              10,997
      6/30/2001                 10,819              10,753

Top Ten Holdings (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                                          % of                six months ago
                                      investments            % of investments
Exxon Mobil Corp.                         5.5%                     0.9%
Citigroup, Inc.                           4.7%                     0.6%
Verizon Communications                    3.0%                     N/A
American International Group, Inc.        2.3%                     0.3%
Procter & Gamble Co.                      2.0%                     0.1%
Federal National Mortgage Assoc.          2.0%                     0.1%
Bank of America Corp.                     2.0%                     0.4%
SBC Communications, Inc.                  1.6%                     0.4%
Johnson & Johnson                         1.6%                     0.1%
Minnesota Mining & Manufacturing Co.      1.5%                     0.1%

Average Annual Total Returns*
-------------------------------------------------------------------------------
-
                                   Large Cap        Russell 1000    MorningStar
                              Value Core/SM/ Fund   Value Index     Peer Group+
                              -------------------   ------------    -----------
YTD**                                -0.66%           -1.25%          -0.67%
1 Year                                8.97            10.35            8.79
Since Inception (8/31/99)             4.36             4.04            N/A

Top Ten Sectors (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                           % of                                 % of
                        investments                          investments
Financial                  27.8%       Consumer Cyclical        7.9%
Energy                     11.2%       Consumer Staple          7.7%
Utility                     9.8%       Capital Equipment        6.0%
Technology                  9.7%       Basic Material           3.9%
Health Care                 8.3%       Retail                   3.4%
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future."
      Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all the variable annuity and life sub-accounts within the Morningstar variable universe having a Large Cap Value investment style.

                                                      Inception: June 30, 2000

 Large Cap Value COREsm II (formerly American Leaders Large Cap Value Fund)
 Goldman Sachs Asset Management                             Brown/Jones/Pinter

Effective January 1, 2001 Goldman Sachs Asset Management assumed management of the Fund.
 During the second quarter of 2001, the John Hancock VST Large Cap Value CORE II Fund (the "Fund") generated a total cumulative return of 6.21%, versus the 4.88% total cumulative return of the Fund's benchmark, the Russell 1000 Value Index (the "Index").
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average.
 Of the CORE themes, Momentum recovered after a very difficult first quarter to drive positive performance in the second quarter. The theme benefited from the market's more typical patterns of behavior, following a spate of panic selling and frenzied buying that characterized the end of 2000 and beginning of 2001. Value was a positive contributor overall, its fourth positive quarter in a row. Profitability also boosted results for the second consecutive quarter, while Earnings Quality and Research were down for the period.
 The Fund's holdings in Energy and Consumer Non-cyclicals, in particular, significantly outperformed benchmark peers, while holdings in Basic Materials lagged the most. Individual stocks that had the greatest impact on the upside were overweights in Ultramar Diamond Shamrock (0.1%), Fox Entertainment Group, Inc. (0.1%) and Waste Management Inc. (0.9%). An overweight in CVS Corp. (0.4%) and an underweight in Du Pont (0.1%) were the biggest detractors.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also expect companies that are favored by fundamental research analysts and that have strong profit margins and sustainable earnings to outperform their peers. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.
Footnotes
Total return figures represent past performance and do not indicate future results which will vary. The Fund's performance reflects the reinvestment of dividends and distributions. The Russell 1000 Value Index is unmanaged and does not include any fees or expenses. CORESM is a service mark of Goldman, Sachs & Co.
Performance returns for the VST Large Cap Value CORE II Fund (the "Fund") are estimated and supplied as a client accommodation for internal use only within John Hancock Funds Group. The Fund is subadvised/managed by Goldman Sachs Asset Management ("GSAM"). As a subadviser, we do not normally perform administration functions, such as performance calculations. The NAV's, distributions and expense ratios (which are calculated by the custodian--State Street Bank) used to calculate total returns have not been independently validated and approved by GSAM.
(Fund investment information on next page.)

                                                      Inception: June 30, 2000

 Large Cap Value COREsm II (formerly American Leaders Large Cap Value Fund)
 Goldman Sachs Asset Management                             Brown/Jones/Pinter



                                    [GRAPH]
                            Historical Fund Return
$10,000
Investment made 6/30/00
(Fund Inception Date)

     Date         Large Cap Value Core II Fund    Russell 1000 Value Index
     ----         ----------------------------    ------------------------
  6/30/2000                  10,000                       10,000
  7/31/2000                   9,842                       10,125
  8/31/2000                  10,692                       10,688
  9/30/2000                  10,499                       10,786
 10/31/2000                  10,827                       11,052
 11/30/2000                  10,283                       10,642
 12/31/2000                  10,802                       11,175
  1/31/2001                  10,800                       11,218
  2/28/2001                  10,529                       10,906
  3/31/2001                  10,139                       10,521
  4/30/2001                  10,723                       11,037
  5/31/2001                  11,002                       11,285
  6/30/2001                  10,766                       11,035

Top Ten Holdings (as of June 30, 2001)
--------------------------------------

                                     % of       six months ago
                                 investments   % of investments

Exxon Mobil Corp.                    5.1%           1.8%
Citigroup, Inc.                      3.8%           N/A
Verizon Communications               3.0%           1.3%
Bank of America Corp.                2.3%           1.0%
Federal National Mortgage Assoc.     2.0%           N/A
Johnson & Johnson                    1.9%           N/A
American International Group, Inc.   1.9%           N/A
SBC Communications, Inc.             1.8%           N/A
Procter & Gamble Co.                 1.6%           N/A
General Motors Corp.                 1.3%           0.7%

Average Annual Total Returns*
-----------------------------

                              Large Cap Value  Russell 1000   Morning Star
                               Core II Fund    Value Index     Peer Group+
                              ---------------  ------------   ------------
YTD**                             -0.33%          -1.25%         -0.67%
1 Year                             7.66           10.35           8.79%
Since Inception (6/30/00)          7.66           10.35           N/A

Top Ten Sectors (as of June 30, 2001)
-------------------------------------

                            % of                          % of
                         investments                  investments
Financial                    27.5%     Health Care        8.4%
Energy                       11.4%     Consumer Staple    7.9%
Utility                       9.9%     Capital Equipment  6.6%
Technology                    9.4%     Governmental       3.1%
Consumer Cyclical             8.7%     Basic Material     2.8%



    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees ad operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Value investment category.

                                                     Inception: March 29, 1986

 Large Cap Growth Fund
 Independence Investment LLC                                       Mark Lapman

 In the second quarter, the S&P 500 Index had its strongest quarterly performance period since the fourth quarter of 1999, returning 5.85%. Your portfolio performed very well for the quarter, returning 10.06% net, outperforming both the S&P 500 Index and the Russell 1000 Growth Index. The sectors that added the most value this quarter were Technology (Lexmark International, Intuit and Sanmina), Telecommunications (PCS Sprint and Verizon) and Consumer Non-Cyclicals (Phillip Morris). On the negative side, stock selection within Retail (Radioshack, CVS and Walgreen) and Health Care (Applera and Waters Corp.) trailed the benchmark.
 The worldwide economies are clearly struggling. The U.S. will likely show negative growth in the current quarter as businesses reign in spending and investment. European economies slowed considerably this quarter and Japan appears to have entered another recession. Investors are looking past the slowdown and focusing instead on the potential rebound over the coming months. The consumer has remained quite resilient during this slowdown. The Federal Reserve has aggressively cut interest rates and consumers will be receiving tax rebate checks in the third quarter. Inflation is clearly coming down as energy prices have weakened. We believe investors must be patient, waiting to see tangible signs of the economic recovery over the remainder of the year. We continue to be overweight retailers, as we believe the consumer will once again lead us on the road to recovery. We also own significant positions in semiconductor companies. We believe their shares are attractively priced and they will quickly benefit from a rebound in technology spending. Finally, many software and data service companies are attractive because their businesses should prove to be more predictable in this period of uncertain order patterns in the technology industry.

                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 7/1/91
(10-Year Period)
                                                    Large Cap Growth
       Date             Large Cap Growth Fund         Benchmark (1)
       ----             ---------------------         -------------
     7/1/1991                  10,000                    10,000
    7/31/1991                  10,323                    10,468
    8/31/1991                  10,532                    10,714
    9/30/1991                  10,356                    10,538
   10/31/1991                  10,405                    10,680
   11/30/1991                  10,041                    10,248
   12/31/1991                  10,928                    11,419
    1/31/1992                  10,761                    11,207
    2/29/1992                  10,882                    11,350
    3/31/1992                  10,688                    11,128
    4/30/1992                  11,025                    11,452
    5/31/1992                  11,152                    11,514
    6/30/1992                  11,063                    11,347
    7/31/1992                  11,459                    11,804
    8/31/1992                  11,245                    11,566
    9/30/1992                  11,356                    11,699
   10/31/1992                  11,370                    11,741
   11/30/1992                  11,792                    12,136
   12/31/1992                  12,014                    12,295
    1/31/1993                  12,127                    12,385
    2/28/1993                  12,348                    12,552
    3/31/1993                  12,723                    12,822
    4/30/1993                  12,264                    12,508
    5/31/1993                  12,631                    12,846
    6/30/1993                  12,816                    12,888
    7/31/1993                  12,717                    12,828
    8/31/1993                  13,268                    13,316
    9/30/1993                  13,434                    13,218
   10/31/1993                  13,636                    13,486
   11/30/1993                  13,487                    13,359
   12/31/1993                  13,672                    13,524
    1/31/1994                  14,088                    13,977
    2/28/1994                  13,651                    13,599
    3/31/1994                  13,209                    13,008
    4/30/1994                  13,469                    13,177
    5/31/1994                  13,426                    13,392
    6/30/1994                  13,224                    13,061
    7/31/1994                  13,555                    13,493
    8/31/1994                  14,029                    14,042
    9/30/1994                  13,609                    13,704
   10/31/1994                  13,739                    14,018
   11/30/1994                  13,338                    13,503
   12/31/1994                  13,538                    13,700
    1/31/1995                  13,792                    14,057
    2/28/1995                  14,314                    14,602
    3/31/1995                  14,638                    15,034
    4/30/1995                  15,000                    15,472
    5/31/1995                  15,510                    16,083
    6/30/1995                  15,771                    16,461
    7/31/1995                  16,281                    17,009
    8/31/1995                  16,406                    17,055
    9/30/1995                  17,072                    17,769
   10/31/1995                  16,876                    17,707
   11/30/1995                  17,577                    18,486
   12/31/1995                  17,822                    18,828
    1/31/1996                  18,239                    19,476
    2/29/1996                  18,455                    19,663
    3/31/1996                  18,688                    19,852
    4/30/1996                  19,003                    20,144
    5/31/1996                  19,423                    20,847
    6/30/1996                  19,401                    20,876
    7/31/1996                  18,111                    19,652
    8/31/1996                  18,689                    20,160
    9/30/1996                  19,833                    21,627
   10/31/1996                  19,980                    21,757
   11/30/1996                  21,430                    23,391
   12/31/1996                  21,078                    22,932
    1/31/1997                  22,284                    24,540
    2/28/1997                  22,449                    24,373
    3/31/1997                  21,392                    23,054
    4/30/1997                  22,524                    24,585
    5/31/1997                  23,820                    26,360
    6/30/1997                  24,764                    27,415
    7/31/1997                  27,153                    29,838
    8/31/1997                  25,802                    28,093
    9/30/1997                  27,409                    29,475
   10/31/1997                  26,305                    28,384
   11/30/1997                  27,282                    29,591
   11/30/1997                  27,282                    29,591
   12/31/1997                  27,602                    29,922
    1/31/1998                  28,340                    30,817
    2/28/1998                  31,021                    33,134
    3/31/1998                  32,777                    34,456
    4/30/1998                  33,025                    34,932
    5/31/1998                  32,313                    33,940
    6/30/1998                  33,917                    36,017
    7/31/1998                  33,753                    35,779
    8/31/1998                  28,467                    30,409
    9/30/1998                  30,133                    32,744
   10/31/1998                  32,403                    35,377
   11/30/1998                  34,977                    38,069
   12/31/1998                  38,508                    41,502
    1/31/1999                  40,651                    43,939
    2/28/1999                  38,694                    41,931
    3/31/1999                  40,324                    44,140
    4/30/1999                  40,918                    44,198
    5/31/1999                  39,734                    42,841
    6/30/1999                  42,693                    45,840
    7/31/1999                  41,280                    44,382
    8/31/1999                  41,516                    45,106
    9/30/1999                  40,565                    44,158
   10/31/1999                  42,943                    47,492
   11/30/1999                  44,391                    50,057
   12/31/1999                  47,776                    55,263
    1/31/2000                  44,917                    52,671
    2/29/2000                  46,337                    55,247
    3/31/2000                  51,279                    59,202
    4/30/2000                  49,537                    56,384
    5/31/2000                  47,743                    53,542
    6/30/2000                  50,505                    57,601
    7/31/2000                  48,864                    55,199
    8/31/2000                  53,633                    60,194
    9/30/2000                  48,014                    54,500
   10/31/2000                  46,587                    51,922
   11/30/2000                  40,383                    44,269
   12/31/2000                  39,231                    42,870
    1/31/2001                  41,504                    45,832
    2/28/2001                  34,864                    38,050
    3/31/2001                  30,974                    33,910
    4/30/2001                  35,233                    38,200
    5/31/2001                  34,816                    37,638
    6/30/2001                  34,089                    36,765

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                           % of                six months ago
                                       investments            % of investments

General Electric                           8.9%                      6.7%
Microsoft Corp.                            7.0%                      9.4%
Pfizer, Inc.                               6.4%                      2.4%
AOL Time Warner, Inc.                      4.9%                      N/A
Intel Corp.                                4.4%                      6.1%
International Business Machines Corp.      3.0%                      2.7%
Home Depot, Inc.                           2.1%                      3.5%
Kohl's Corp.                               2.1%                      N/A
Merck & Co., Inc.                          1.9%                      2.5%
Johnson & Johnson                          1.8%                      2.1%

Average Annual Total Returns*
------------------------------------------------------------------------------
                          Large Cap       Large Cap Growth     MorningStar
                         Growth Fund        Benchmark (1)      Peer Group+
                         -----------      ----------------     -----------
YTD**                      -13.11%            -14.24%            -15.20%
1 Year                     -32.50             -36.17             -30.61
3 Years                      0.17               0.69               4.84
5 Years                     11.93              11.98              12.79
10 Years                    13.05              13.91              14.65

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------

                            % of                               % of
                        investments                        investments
Technology                 37.0%        Utility                3.2%
Health Care                20.7%        Consumer Staple        2.8%
Capital Equipment          11.8%        Financial              2.7%
Retail                     10.1%        Energy                 1.6%
Consumer Cyclical           8.6%        Governmental           1.1%

   (1) The benchmark is represented by the S&P 500 for the period April 1986 to April 1996 and the Russell Large Cap Growth Index for the period May 1996 to present.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Cap Growth investment category. Prior to May 1996 (concurrent with the Fund's strategy change), the peer group represents the Large Cap Growth investment category.

                                                    Inception: August 31, 1999

 Large Cap Aggressive Growth Fund
 Alliance Capital Management L.P.                       J. Fogarty/A. Harrison


 The Portfolio (+6.2%) underperformed the Russell 1000 Growth Index return of 8.4% due to unfavorable stock selection in the producer durables sector, specifically Nokia. The Portfolio was also negatively impacted by our position in Honeywell. The Portfolio was positively impacted by a mild overweight and favorable stock selection in the consumer discretionary sector, specifically AOL Time Warner.
 We recognize the headwind the U.S. stock market has encountered in past months is increasingly accompanied by problems overseas. We realize the possibility that U.S. economic growth may remain stagnant short-term and that any palpable evidence of a recovery may extend into later this year or early 2002. We are encouraged by the Federal Reserve's unparalleled record of steering the U.S. economy and stock market through difficult stages, but we believe that to gain sound traction may take longer than expected and may be presented in the form of a "U" rather than "V" shaped recovery. Our cautious positioning in the Portfolio, reflected by our low profile in the technology sector, gives us some comfort in the current environment. We are guarded that the second half will provide the upward thrust that so many companies are depending upon.
 Our strategy is to focus on companies with strong balance sheets and carefully select those with the soundest fundamentals, particularly in the technology sector, which we believe will emerge from this economic slump in solid financial shape. We are utilizing the extensive resources that Alliance Capital's worldwide presence has to offer and intensifying our efforts to obtain the best information about each of the companies that we invest in, including industry data that company managements may be missing. We fully appreciate that even in the "safest" sectors elements of risk may exist and will maintain our positions in individual companies in which we have the highest confidence of earnings and fundamentals.


                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)

                            Large Cap Aggressive      Russell 1000
         Date                    Growth Fund          Growth Index
         ----                 ----------------          ---------
      8/31/1999                    10,000                10,000
      9/30/1999                     9,946                 9,790
     10/31/1999                    10,810                10,529
     11/30/1999                    11,046                11,098
     12/31/1999                    12,016                12,252
      1/31/2000                    11,463                11,677
      2/29/2000                    11,567                12,248
      3/31/2000                    12,831                13,125
      4/30/2000                    12,362                12,501
      5/31/2000                    11,691                11,870
      6/30/2000                    12,283                12,770
      7/31/2000                    12,149                12,238
      8/31/2000                    12,931                13,345
      9/30/2000                    11,512                12,083
     10/31/2000                    11,115                11,511
     11/30/2000                     9,840                 9,815
     12/31/2000                     9,768                 9,504
      1/31/2000                    10,397                10,161
      2/28/2001                     8,775                 8,436
      3/31/2001                     8,022                 7,518
      4/30/2001                     8,822                 8,469
      5/31/2001                     8,857                 8,344
      6/30/2001                     8,519                 8,151

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------

                                         % of              six months ago
                                     investments          % of investments
                                     -----------          ----------------
AOL Time Warner, Inc.                    6.6%                    N/A
Pfizer, Inc.                             5.8%                    0.6%
Federal Home Loan Mortgage Corp.         4.9%                    0.6%
Citigroup, Inc.                          4.7%                    1.4%
MBNA Corp.                               4.7%                    1.1%
Microsoft Corp.                          4.3%                    2.0%
General Electric Co.                     4.2%                    0.6%
American International Group, Inc.       3.8%                    0.7%
Kohl's Corp.                             3.5%                    1.0%
Comcast Corp.                            3.5%                    N/A

Average Annual Total Returns*
------------------------------------------------------------------------------

                           Large Cap Aggressive    Russell 1000    MorningStar
                               Growth Fund         Growth Index    Peer Group+
                           --------------------    ------------    -----------
YTD**                             -12.77%             -14.24%        -15.20%
1 Year                            -30.68              -36.17         -30.61
Since Inception (8/31/99)          -8.40              -10.55           N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------

                          % of                                  % of
                      investments                            investments

Technology               17.1%         Capital Equipment        9.8%
Financial                16.8%         Governmental             6.9%
Health Care              15.5%         Energy                   5.1%
Consumer Cyclical        12.2%         Utility                  3.3%
Retail                   10.5%         Consumer Staple          2.6%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Large Growth investment category.

                                                    Inception: August 31, 1999

 Large/Mid Cap Value Fund
 Wellington Management Company, LLP                          D. Chu/L. Gabriel


 During the second quarter, the John Hancock Large/Mid Cap Value Fund advanced 4.1%, slightly underperforming the Fund's benchmark, the Russell 1000 Value Index, which increased by 4.9%. For the one-year period ending June 30, 2001 the Fund returned 13.66%, well ahead of its benchmark which only increased 10.35%.
 While growth outperformed value for the quarter, value was the relative winner for the one-year period ending June 30, 2001 as the Russell 1000 Value Index (10%) outperformed the Russell 1000 Growth Index (-36%).
 The Fund's top-performing sector during the quarter was the financials sector due to strong stock selection. Citigroup posted strong returns as the banking sector benefited from continued rate cuts and a steepening yield curve. Conversely, the health care and utility sectors detracted from performance. Some of the Fund's largest contributors through stock selection were Verizon, which was a strong performer in the telecommunications sector, and AT&T Liberty Media, which rebounded after a favorable tax ruling regarding AT&T's divestiture was announced.
 We anticipate improving conditions in the second half of this year, setting the stage for a stronger economy in 2002. This recovery will begin as a result of positive fiscal and monetary stimulus and will be fueled by lower than expected inflation, a stronger consumer, and rising corporate profits. In this environment our outlook for large cap value stocks remains favorable.
 As we begin the second half of the year, we will continue to combine our global industry analysts' "best ideas" from bottom-up stock selection within the large-cap value universe. Going forward, we continue to believe that broad diversification across sectors is a central tenet of the investment strategy. By closely aligning sector weights to the index, sector risk is minimized, while security selection is emphasized as the source of value added for investors.

                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 8/31/99
(Fund Inception Date)

                        Large/Mid Cap     Russell 1000
       Date              Value Fund         Value Index
       ----             -------------     ---------------
     8/31/1999              10,000            10,000
     9/30/1999               9,790             9,650
    10/31/1999              10,355            10,206
    11/30/1999              10,295            10,126
    12/31/1999              10,477            10,175
     1/31/2000              10,030             9,843
     2/29/2000               9,618             9,112
     3/31/2000              10,825            10,223
     4/30/2000              10,443            10,105
     5/31/2000              10,604            10,211
     6/30/2000              10,213             9,744
     7/31/2000              10,451             9,866
     8/31/2000              11,183            10,415
     9/30/2000              11,406            10,510
    10/31/2000              11,710            10,769
    11/30/2000              11,229            10,370
    12/31/2000              11,880            10,889
     1/31/2001              11,886            10,931
     2/28/2001              11,481            10,628
     3/31/2001              11,172            10,252
     4/30/2001              11,719            10,755
     5/31/2001              11,930            10,997
     6/30/2001              11,624            10,753

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
--
                                       % of             six months ago
                                    investments        % of investments
Exxon Mobil Corp.                       5.8%                 N/A
Citigroup, Inc.                         4.7%                1.1%
JP Morgan Chase & Co.                   4.1%                 N/A
Verizon Communications                  4.1%                 N/A
Washington Mutual, Inc.                 3.6%                 N/A
Federal National Mortgage Assoc.        2.3%                0.5%
Chevron Corp.                           2.2%                0.3%
MBIA, Inc.                              2.1%                 N/A
US Bancorp                              2.1%                 N/A
Proctor & Gamble Co.                    1.8%                 N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                            Large/Mid Cap       Russell 1000       MorningStar
                              Value Fund         Value Index       Peer Group+
                            -------------      ---------------     -----------
YTD**                           -2.22%              -1.25%              2.24%
1 Year                          13.66               10.35              16.80
Since Inception (8/31/99)        8.50                4.04               N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
--
                             % of                                       & of
                          investments                                investments
Financial                    30.4%         Consumer Cyclical            6.6%
Energy                       10.6%         Health Care                  6.2%
Technology                    9.9%         Capitol Equipment            6.1%
Utility                       9.7%         Retail                       4.8%
Consumer Staple               7.1%         Basic Material               4.4%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 50% weighting of the Large Cap Value category and a 50% weighting of the Mid Cap Value category.

                                                        Inception: May 1, 1996

 Large Mid Cap Value II (formerly Mid Cap Value Fund)
 Wellington Management Company, LLP                          D. Chu/L. Gabriel


Effective January 1, 2001 Wellington Management Company, LLP assumed management of the Fund.

 During the second quarter, the John Hancock Large/Mid Cap Value Fund advanced 4.1%, slightly underperforming the Fund's benchmark, the Russell 1000 Value Index, which increased by 4.9%.
 While growth outperformed value for the quarter, value was the relative winner for the one-year period ending June 30, 2001 as the Russell 1000 Value Index (10%) outperformed the Russell 1000 Growth Index (-36%).
 The Fund's top-performing sector during the quarter was the financials sector due to strong stock selection. Citigroup posted strong returns as the banking sector benefited from continued rate cuts and a steepening yield curve. Conversely, the health care and utility sectors detracted from performance. Some of the Fund's largest contributors through stock selection were Verizon, which was a strong performer in the telecommunications sector, and AT&T Liberty Media, which rebounded after a favorable tax ruling regarding AT&T's divestiture was announced.
 We anticipate improving conditions in the second half of this year, setting the stage for a stronger economy in 2002. This recovery will begin as a result of positive fiscal and monetary stimulus and will be fueled by lower than expected inflation, a stronger consumer, and rising corporate profits. In this environment our outlook for large cap value stocks remains favorable.
 As we begin the second half of the year, we will continue to combine our global industry analysts' "best ideas" from bottom-up stock selection within the large-cap value universe. Going forward, we continue to believe that broad diversification across sectors is a central tenet of the investment strategy. By closely aligning sector weights to the index, sector risk is minimized, while security selection is emphasized as the source of value added for investors.


                                    [GRAPH]

                            Historical Fund Return

                           Large Mid Cap           Russell Mid Cap
      Date                 Value II FUND             Value Index
      ----                 -------------           ---------------
   5/1/1996                    10,000                  10,000
  5/31/1996                    10,000                  10,095
  6/30/1996                     9,850                  10,106
                                9,339                   9,625
                                9,791                  10,029
                               10,261                  10,397
                               10,448                  10,671
                               11,334                  11,341
     Dec-96                    11,336                  11,293
                               11,973                  11,648
                               11,930                  11,845
                               11,584                  11,485
                               11,914                  11,774
                               12,959                  12,469
  6/30/1997                    13,097                  12,931
                               14,335                  13,891
                               14,543                  13,728
                               15,331                  14,580
                               14,682                  14,136
                               14,879                  14,613
     Dec-97                    14,993                  15,172
                               14,889                  14,878
                               15,940                  15,872
                               16,546                  16,689
                               16,441                  16,596
                               15,666                  16,207
  6/30/1998                    15,099                  16,259
                               13,985                  15,435
                               11,524                  13,265
                               11,885                  14,038
                               12,713                  14,948
                               13,014                  15,473
     Dec-98                    13,295                  15,943
                               13,066                  15,571
                               12,708                  15,229
                               12,768                  15,447
                               14,040                  16,909
                               14,195                  16,980
  6/30/1999                    14,758                  17,174
                               14,302                  16,745
                               13,403                  16,165
                               12,771                  15,347
                               12,843                  15,800
                               12,841                  15,511
     Dec-99                    14,029                  15,927
                               13,437                  14,974
                               13,786                  14,348
                               15,210                  16,087
                               14,541                  16,152
                               14,839                  16,429
  6/30/2000                    14,832                  15,817
                               15,688                  16,187
                               16,508                  17,179
                               16,960                  17,344
                               17,160                  17,673
                               16,550                  17,444
     Dec-00                    18,010                  18,982
     Jan-01                    17,975                  19,056
     Feb-01                    17,369                  18,527
     Mar-01                    16,910                  17,873
     Apr-01                    17,767                  18,748
     May-01                    18,100                  19,170
  6/30/2001                    17,640                  18,745


Top Ten Holdings (as of June 30, 2001)
-------------------------------------------------------------------------------
                                       % of             six months ago
                                    investments        % of investments
Exxon Mobil Corp.                       5.7%                 N/A
Citigroup, Inc.                         5.1%                 N/A
JP Morgan Chase & Co.                   4.0%                 N/A
Washington Mutual, Inc.                 4.0%                 N/A
Verizon Communications                  3.9%                 N/A
Federal National Mortgage Assoc.        2.3%                 N/A
Chevron Corp.                           2.1%                 N/A
US Bancorp                              2.1%                 N/A
MBIA, Inc.                              2.0%                 N/A
R.J. Reynolds Tobacco Holdings, Inc.    1.8%                 N/A

Average Annual Total Returns*
-------------------------------------------------------------------------------
                             Large Mid Cap      Russell Mid Cap     MorningStar
                             Value II Fund        Value Index       Peer Group+
                             -------------      ---------------     -----------
YTD**                           -2.06%              -1.25%              2.24%
1 Year                          18.93               18.51              21.26
3 Years                          5.32                4.86               6.03
5 Years                         12.36               13.15              11.83
Since Inception (5/1/96)        12.15               10.49               N/A

Top Ten Sectors (as of June 30, 2001)
-------------------------------------------------------------------------------
                             % of                                       % of
                          investments                                investments
Financial                    31.0%         Consumer Cyclical            7.1%
Energy                       10.4%         Health Care                  6.1%
Technology                    9.7%         Capitol Equipment            5.9%
Utility                       9.0%         Retail                       4.7%
Consumer Staple               7.5%         Basic Material               4.3%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Mid Cap Value investment category.

                                                    Inception: August 31, 1999

 Fundamental Growth Fund
 Putnam Investments                                          Eric M. Wetlaufer


 The Fundamental Growth Fund underperformed the Russell Mid Cap Growth Index, returning -21.20% (net) versus -12.97%, respectively, for the six-month period.
 In the first quarter of 2001, the Fund underperformed due to weak results in technology, as dismal returns in software (Tibco, Webmethods), electronic components (PMC Sierra, Qlogic, Finisar), and semiconductor capital equipment (KLA Tencor, LAM Research) detracted significantly in this vital sector. Health care also hindered performance due to weak holdings in biotech (Immunex) and drug delivery (Inhale Therapeutic, Sepracor). Stronger returns in utilities (Calpine, Mirant), financials (M&T Bank, Investment Technology Group, Ace Limited, XL Capital), and energy (Devon Energy, Murphy Oil, Global Marine, Transocean Sedco Forex) contributed modestly to performance.
 In the second quarter, ongoing weakness in technology constrained performance, especially in services (Convergys, Symbol Tech) and storage devices (Network Appliance)--despite strong returns in health care (Gilead Sciences, Protein Design Labs, IVAX, Andrx), communications services (Research in Motion, Telephone and Data Systems), and consumer staples (Krispy Kreme).
 We believe that the current environment of economic uncertainty will continue to pressure rapidly growing, high-quality growth companies. While we do not expect this condition to persist over the long term, we have taken steps to focus on growth companies with a proven track record of growing profits even during unsettled economic times.
 Going forward, we are overweighting financial services (regional banks, credit cards) that should benefit from Fed rate cuts and energy (energy services, oil/gas producers), which should benefit from higher oil prices. While underweighting the technology and consumer staples sectors, within those areas we will focus on software and services, and restaurants and commercial services, respectively.

                                   [GRAPH]
                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
                            Fundamental        Russell Mid Cap
        Date                Growth Fund         Growth Index
        ----               ---------------      ------------
      8/31/1999                10,000               10,000
      9/30/1999                10,000                9,915
     10/31/1999                10,836               10,681
     11/30/1999                12,529               11,788
     12/31/1999                15,457               13,829
      1/31/2000                15,972               13,826
      2/29/2000                22,030               16,732
      3/31/2000                18,801               16,749
      4/30/2000                16,532               15,122
      5/31/2000                14,461               14,020
      6/30/2000                18,224               15,507
      7/31/2000                17,402               14,526
      8/31/2000                18,979               16,716
      9/30/2000                18,947               15,899
     10/31/2000                17,462               14,811
     11/30/2000                13,820               11,593
     12/31/2000                14,985               12,204
      1/31/2001                15,128               12,901
      2/28/2001                12,555               10,669
      3/31/2001                10,434                9,142
      4/30/2001                12,127               10,666
      5/31/2001                12,012               10,616
      6/30/2001                11,809               10,621
Top Ten Holdings (as of June 30,2001)
------------------------------------------------------------------------------
                                    % of                six months ago
                                 investments           % of investments

Peregrine Systems, Inc.             3.1%                    1.8%
Medimmune, Inc.                     2.7%                    2.5%
Harley-Davidson, Inc.               2.4%                    1.6%
Starbucks Corp.                     2.3%                    1.7%
Ivax Corp.                          2.3%                    1.6%
Qlogic Corp.                        2.1%                    0.3%
Allergan, Inc.                      2.0%                    3.5%
Symbol Technologies, Inc.           2.0%                    2.0%
PerkinElmer, Inc.                   1.8%                    2.2%
Convergys Corp.                     1.8%                    1.7%

Average Annual Total Returns*
------------------------------------------------------------------------------
                            Fundamental    Russell Mid Cap/TM/   MorningStar
                            Growth Fund       Growth Index       Peer Group+
                            -----------    -------------------   -----------
YTD**                         -21.20%            -12.97%           -13.88%
1 Year                        -35.19             -31.51            -26.53
Since Inception (8/31/99)       9.51               3.34              N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                           % of                                 % of
                        Investments                          Investments
Technology                 30.0%        Consumer Cyclical       6.8%
Health Care                21.0%        Retail                  6.1%
Energy                     10.4%        Utility                 4.0%
Financial                   9.9%        Consumer Staple         1.4%
Capital Equipment           6.9%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Mid Cap Growth investment category.

                                                    Inception: August 31, 1999

 Mid Cap Blend Fund
 Independence Investment LLC                                   Coreen Kraysler


 Mid cap stocks were strong during the second quarter, outperforming their larger cap counterparts. The best performing industries were technology, health care and financials, while energy and utility stocks declined. During this period your portfolio slightly underperformed its benchmark due to overweight positions in the poorly performing energy and utility sectors.
 With the pace of earnings decline appearing to slow, interest in technology stocks was rekindled, sparked by positive comments from Intel. As a result, holdings in Qlogic, Intuit, Brocade Communications and Concord EFS outperformed the market. After a strong showing early in the quarter, we eliminated holdings in Sanmina and Brocade.
 The news was also positive for financial stocks. Driven by lower interest rates, increased consolidation activity and more clarity on the estate tax issue, life insurance holdings such as Lincoln National were particularly strong. St. Paul increased as property & casualty insurance pricing continued to accelerate, and rebounding technology stocks helped shares of Stillwell Financial, parent of Janus, to recover.
 Health care stocks were another bright spot in the market. Trigon Healthcare, for example, increased substantially after raising earnings guidance. Laboratory Corp of America added value as investors reacted positively to the company's mix shift toward higher margin products, and King Pharmaceuticals performed well due to strong prescription growth in its hypertension drug. However, biotech names, such as Waters, fell due to decelerating sales momentum.
 Utility stocks were also punished as Senator Jeffords' stunning shift in allegiance away from the Republican party caused heightened concerns regarding the potential for increased regulation and price caps. As a result, shares in power producers and energy merchants such as Calpine, Reliant and Utilicorp declined sharply. We believe that regulatory fears are overblown and that these stocks are oversold, especially given President Bush's strong support of free markets.

                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
         Date         Mid Cap Blend Fund        Russell Mid Cap Index
         ----         ------------------        ---------------------
      8/31/1999            10,000                      10,000
      9/30/1999             9,728                       9,648
     10/29/1999            10,180                      10,105
     11/30/1999            10,522                      10,396
     12/31/1999            11,152                      11,311
      1/31/2000            10,738                      10,937
      2/29/2000            11,483                      11,778
      3/31/2000            12,644                      12,453
      4/28/2000            12,618                      11,864
      5/31/2000            12,360                      11,549
      6/30/2000            12,609                      11,891
      7/31/2000            12,435                      11,758
      8/31/2000            13,787                      12,884
      9/30/2000            13,426                      12,701
     10/31/2000            13,610                      12,506
     11/30/2000            12,235                      11,380
     12/31/2000            13,224                      12,246
      1/31/2001            13,450                      12,444
      2/28/2001            12,825                      11,686
      3/31/2001            12,054                      10,961
      4/30/2001            13,210                      11,898
      5/31/2001            13,385                      12,120
      6/30/2001            13,158                      12,006
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
Allegheny Energy, Inc.                            2.7%                N/A
UtiliCorp United, Inc.                            2.7%                N/A
Trigon Healthcare, Inc.                           2.7%                N/A
Lexmark International Group, Inc.                 2.2%                N/A
BJ Services Co.                                   2.1%                N/A
Lincoln National Corp.                            1.8%                N/A
St. Paul Cos., Inc.                               1.7%                0.2%
Archer Daniels Midland Co.                        1.7%                N/A
Bed Bath & Beyond, Inc.                           1.6%                N/A
Mirant Corp.                                      1.5%                N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                                           Mid Cap    Russell Mid   MorningStar
                                         Blend Fund    Cap Index    Peer Group+
                                         ----------   -----------   ----------
-
YTD**                                      -0.50%        -1.96%       -2.83%
1 Year                                      4.35          0.96        -1.37
Since Inception (8/31/99)                  16.15         10.49          N/A
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                       % of
                         investments                                investments
Technology                  17.1%          Energy                       9.1%
Financial                   16.3%          Retail                       6.9%
Consumer Cyclical           11.0%          Basic Material               6.4%
Utility                      9.8%          Capital Equipment            6.2%
Health Care                  9.2%          Consumer Staple              4.2%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Mid Cap Blend investment category.

                                                        Inception: May 1, 1996

 Mid Cap Growth Fund
 Janus                                                              James Goff


 The U.S. economy slowed substantially during the first half of 2001, sending stocks lower after a year of lackluster performance. A sudden decrease in capital investment after years of strong growth--particularly for high-technology equipment--caused a sharp correction in some of the market's most notable companies. Although a series of six interest rate cuts by the Federal Reserve allowed markets to strengthen toward the end of the period, disappointing earnings across the spectrum of companies proved too powerful, and most major growth indices finished the period lower.
 The Portfolio also gave ground against this difficult backdrop, and we underperformed our benchmark, the Russell MidCap Growth Index. Our technology and telecommunications positions, including Exodus Communications, Metromedia Fiber and McLeod USA, declined as investors avoided firms with any degree of exposure to the sectors hardest hit by the slowdown. We responded by sharpening our focus within these areas to include mainly those companies that can produce stable, recurring revenue; who are the beneficiaries of strong, secular growth trends; and whose business models are predicated on creating efficiencies for the customers they serve.
 Meanwhile, several fast-growing firms defied the difficult environment to trade higher, including TMP Worldwide, which extended its lead over other Web-based job search firms during the period. The company continued to set new records for site traffic and announced in June that it now had more than 11 million resumes in its database, while the average number of "hits" at its flagship Monster.com job search site surpassed 860,000 per day. Other standouts included cellular operator Western Wireless and biotech company Andrx, both of which overcame a weakening economy to finish higher.
 While we have been encouraged by the recent performance of some of our more growth-oriented positions, significant economic uncertainty remains, and market volatility seems likely to persist. Regardless, we will continue to rely on our top-notch research to produce long-term results for our shareholders.


                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

     Date          Mid Cap Growth Fund          Russell Mid Cap Growth Index
     ----          -------------------          ----------------------------
   5/1/1996              10,000                             10,000
  5/31/1996              10,252                             10,204
  6/30/1996              10,020                              9,896
  7/31/1996               9,186                              9,128
  8/31/1996               9,881                              9,622
  9/30/1996              10,473                             10,233
 10/31/1996              10,325                             10,113
 11/30/1996              10,408                             10,709
 12/31/1996              10,269                             10,529
  1/31/1997               9,994                             10,994
  2/28/1997               9,827                             10,752
  3/31/1997               9,079                             10,145
  4/30/1997               9,186                             10,393
  5/31/1997              10,176                             11,325
  6/30/1997              10,693                             11,638
  7/31/1997              10,907                             12,752
  8/31/1997              10,950                             12,627
  9/30/1997              11,734                             13,266
 10/31/1997              11,371                             12,601
 11/30/1997              11,547                             12,734
 12/31/1997              11,980                             12,900
  1/31/1998              11,743                             12,668
  2/28/1998              12,728                             13,859
  3/31/1998              13,429                             14,440
  4/30/1998              13,656                             14,636
  5/31/1998              13,098                             14,035
  6/30/1998              14,211                             14,432
  7/31/1998              14,045                             13,814
  8/31/1998              11,448                             11,177
  9/30/1998              12,370                             12,022
 10/31/1998              13,332                             12,907
 11/30/1998              14,295                             13,777
 12/31/1998              16,660                             15,204
  1/31/1999              17,539                             15,660
  2/28/1999              16,892                             14,894
  3/31/1999              19,064                             15,724
  4/30/1999              20,313                             16,441
  5/31/1999              20,063                             16,229
  6/30/1999              21,164                             17,362
  7/31/1999              20,863                             16,810
  8/31/1999              21,977                             16,635
  9/30/1999              22,828                             16,493
 10/31/1999              26,427                             17,768
 11/30/1999              29,295                             19,609
 12/31/1999              36,370                             23,003
  1/31/2000              37,510                             22,999
  2/29/2000              44,729                             27,833
  3/31/2000              37,380                             27,861
  4/30/2000              32,525                             25,156
  5/31/2000              30,325                             23,322
  6/30/2000              34,862                             25,796
  7/31/2000              32,535                             24,163
  8/31/2000              36,543                             27,807
  9/30/2000              32,968                             26,447
 10/31/2000              30,025                             24,638
 11/30/2000              21,906                             19,284
 12/31/2000              23,328                             20,301
  1/31/2001              24,488                             21,460
  2/28/2001              18,721                             17,747
  3/31/2001              15,606                             15,208
  4/30/2001              18,495                             17,743
  5/31/2001              18,248                             17,659
  6/30/2001              14,552                             17,668
Top Ten holdings (as of June 30, 2001)
------------------------------------------------------------------------------
-
                                                  % of         six months ago
                                              investments     % of investments
Western Wireless Corp.                            3.2%                4.6%
Walgreen Co.                                      1.2%                N/A
Vitesse Semiconductor Corp.                       1.9%                4.5%
Valero Energy Corp.                               0.9%                N/A
University of Phoenix Online                      1.7%                N/A
Universal Compression Holdings                    1.2%                N/A
TriQuint Semiconductor, Inc.                      1.1%                3.0%
TMP Worldwide, Inc.                               3.2%                4.2%
Sonus Networks, Inc.                              2.3%                N/A
Sepracor, Inc.                                    1.9%                2.7%
Average Annual Total Returns*
------------------------------------------------------------------------------
-
                                     Mid Cap    Russell Mid Cap     MorningStar
                                   Growth Fund  Growth(TM) Index    Peer Group+
                                   ------------ ----------------    ----------
-
YTD**                                 -24.99%       -12.97%          -13.88%
1 Year                                -49.81        -31.51           -26.53
3 Years                                 7.18          6.98             7.76
5 Years                                11.80         12.29            11.09
Since Inception (5/1/96)               11.44         11.65             N/A
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                       % of
                         investments                                investments
Technology                  27.6%          Financial                    6.1%
Health Care                 26.9%          Utility                      2.8%
Capital Equipment           13.6%          Retail                       2.6%
Energy                      10.0%          Transportation               2.5%
Consumer Cyclical           11.0%

    * Total returns are for the period ended June 30, 2001. Returns represents past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the MorningStar variable universe having a Mid Cap Growth investment category.

                                                    Inception: August 31, 1999

 Small Cap Value Fund (formerly Small/Mid Cap Value Fund)
 T. Rowe Price Associates, Inc.                               Preston G. Atney

Effective January 1, 2001, T. Rowe Price Associates, Inc. has assumed management of the Fund.

 The broad stock market declined in the first half of 2001, but small-cap value stocks continued to shine. Although small-cap growth stocks performed slightly better than small-cap value stocks in the second quarter, both generated positive returns. Your fund's 18.25% six-month return, outperformed the benchmark Russell 2000 Value Index's 12.72% advance.
 The Federal Reserve cut interest rates six times during the six-month period, but the last move (in late June) was just a quarter point. The Fed's five prior reductions in the federal funds target rate, beginning January 3, had been in half-point increments. Economic news, including GDP growth, employment data, and consumer confidence, continued to worsen during the period.
 The portfolio's 10 largest stocks generated a mixed performance but were mostly positive. Brown and Brown, the fund's largest individual holding (3.7% of assets), climbed 20% over the last six months. Woodward Governor climbed 87%, and Bone Care International advanced 53%. The largest detractors among our 10 top stocks were XTO Energy, down 22%, and Insituform Technologies, off 9%. We are 96% invested in equities and our three largest sector commitments, building and real estate, business services, and insurance, account for almost one-fourth of assets.
 Small-cap stocks tend to provide better returns than large-caps as the economy emerges from a recessionary period. That's in part because as investor confidence recovers it leads to a willingness to take on the greater risk associated with small-cap stock investments. Note: the U.S. economy has not experienced two consecutive quarters of declining GDP, the technical definition of a recession, but many recession-like conditions exist today.
 We are pleased to see that the stock market has rediscovered that valuation does matter. We will continue to employ our fundamentals-driven bottom-up stock selection process and remain bullish on the environment for small-cap value stock investing.
                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)

             Date             Small Cap Value Fund   Russell 2500 Value Index
             ----             --------------------   ------------------------
           8/31/1999                 10,000                    10,000
           9/30/1999                  9,559                     9,685
          10/31/1999                  9,441                     9,695
          11/30/1999                  9,941                     9,748
          12/31/1999                 10,507                    10,080
           1/31/2000                  9,755                     9,661
           2/29/2000                  9,774                     9,828
           3/31/2000                 11,917                    10,552
           4/30/2000                 12,264                    10,547
           5/31/2000                 12,274                    10,528
           6/30/2000                 12,413                    10,488
           7/31/2000                 12,367                    10,716
           8/31/2000                 13,855                    11,277
           9/30/2000                 13,470                    11,210
          10/31/2000                 13,913                    11,203
          11/30/2000                 12,934                    11,061
          12/31/2000                 14,100                    12,176
           1/31/2001                 14,698                    12,512
           2/28/2001                 14,806                    12,494
           3/31/2001                 14,643                    12,294
           4/30/2001                 16,012                    12,864
           5/31/2001                 16,429                    13,194
           6/30/2001                 16,673                    13,725
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                            % of         six months ago
                                         investments    % of investments
Brown & Brown                               3.9%              N/A
Insituform Technologies, Inc.               3.3%              N/A
XTO Energy, Inc.                            2.2%              N/A
Ruby Tuesday, Inc.                          2.2%              N/A
Electro Rent Corp.                          2.1%              N/A
Matthews International Corp.                2.0%              N/A
Woodward Governor Company                   1.8%              N/A
Bone Care International, Inc.               1.8%              N/A
Texas Regional Bancshares, Inc.             1.8%              N/A
Triad Guaranty, Inc.                        1.7%              N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                                   Small Cap    Russell 2500    MorningStar
                                   Value Fund    Value Index    Peer Group+
                                   ----------   ------------    -----------
YTD**                                18.25%         12.72%         13.35%
1 Year                               34.32          30.86          29.10
Since Inception (8/31/99)            32.17          18.85          N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                         % of                         % of
                      investments                 investments
Financial                28.7%      Technology        7.9%
Capital Equipment        18.7%      Basic Material    4.1%
Energy                   12.9%      Health Care       4.0%
Consumer Cyclical         8.6%      Utility           3.8%
Retail                    8.0%      Transportation    2.4%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 50% weighting of the Mid Cap Value investment category and a 50% weighting of the Small Cap Value category prior to 1/01; and Small Cap Value investment style.

                                                        Inception: May 1, 1998

 Small/Mid Cap CORESM Fund
 Goldman Sachs Asset Management                             Jones/Brown/Pinter

 During the second quarter of 2001 the Small/Mid Cap CORE Fund (the "Fund") generated a total cumulative return of 12.20%, versus the 13.70% total cumulative return of the Fund's benchmark, the Russell 2500 Index (the "Index").
 The Fund's strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value because, when one theme doesn't work, others usually do. For example, when Momentum stocks underperform, Value stocks typically advance more than average.
 Of the CORE themes, Momentum recovered after a very difficult first quarter to drive positive performance in the second quarter. The theme benefited from the market's more typical patterns of behavior, following a spate of panic selling and frenzied buying that characterized the end of 2000 and beginning of 2001. Value was a positive contributor overall, its fourth positive quarter in a row. Profitability also boosted results for the second consecutive quarter, while Earnings Quality and Research were down for the period.
 Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also expect companies that are favored by fundamental research analysts and that have strong profit margins and sustainable earnings to outperform their peers. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.
Footnotes
Total return figures represent past performance and do not indicate future results which will vary. The Fund's performance reflects the reinvestment of dividends and distributions. The Russell 2500 Index is unmanaged and does not include any fees or expenses. Stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies. At times the Fund may be unable to sell the securities it holds without a substantial drop in price, if at all. CORESM is a service mark of Goldman, Sachs & Co. Performance returns for the VST Small/Mid Cap CORE Fund (the "Fund") are estimated and supplied as a client accommodation for internal use only within John Hancock Funds Group. The Fund is subadvised/managed by Goldman Sachs Asset Management ("GSAM"). As a subadviser, we do not normally perform administration functions, such as performance calculations. The NAV's, distributions and expense ratios (which are calculated by the custodian--State Street Bank) used to calculate total returns have not been independently validated and approved by GSAM.
(Fund investment information on next page.)

                                                        Inception: May 1, 1998

 Small/Mid Cap CORESM Fund
 Goldman Sachs Asset Management                             Jones/Brown/Pinter



                                    [GRAPH]
                            Historical Fund Return
$10,000
Investments made 5/1/98
(Fund Inception Date)
       Date            Small/Mid Cap Core (SM) Fund        Russell 2500 Index
       ----            ----------------------------        ------------------
     5/1/1998                      10,000                        10,000
    5/31/1998                       9,577                         9,536
    6/30/1998                       9,721                         9,547
    7/31/1998                       9,040                         8,892
    8/31/1998                       7,377                         7,215
    9/30/1998                       7,776                         7,727
   10/31/1998                       7,960                         8,149
   11/30/1998                       8,422                         8,553
   12/31/1998                       9,019                         9,071
    1/31/1999                       8,940                         9,056
    2/28/1999                       8,305                         8,461
    3/31/1999                       8,438                         8,642
    4/30/1999                       9,172                         9,415
    5/31/1999                       9,251                         9,561
    6/30/1999                       9,810                        10,058
    7/31/1999                       9,686                         9,861
    8/31/1999                       9,347                         9,553
    9/30/1999                       9,224                         9,410
   10/31/1999                       9,430                         9,616
   11/30/1999                       9,887                        10,160
   12/31/1999                      10,871                        11,262
    1/31/2000                      10,456                        11,003
    2/29/2000                      11,807                        12,592
    3/31/2000                      11,700                        12,399
    4/30/2000                      11,257                        11,732
    5/31/2000                      10,720                        11,169
    6/30/2000                      11,414                        11,903
    7/31/2000                      11,267                        11,599
    8/31/2000                      12,208                        12,598
    9/30/2000                      11,766                        12,189
   10/31/2000                      11,467                        11,855
   11/30/2000                      10,396                        10,811
   12/31/2000                      11,375                        11,742
    1/31/2001                      11,642                        12,129
    2/28/2001                      10,940                        11,347
    3/31/2001                      10,296                        10,724
    4/30/2001                      11,153                        11,671
    5/31/2001                      11,433                        12,023
    6/30/2001                      11,546                        12,193
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                        % of             six months ago
                                     investments        % of investments
Affiliated Computer Services, Inc.      0.9%                  0.1%
International Game Technology           0.9%                  N/A
Countrywide Credit Industries, Inc.     0.9%                  N/A
UtilCorp United, Inc.                   0.8%                  0.1%
Nationwide Financial Services           0.8%                  N/A
John Naveen Co.                         0.8%                  0.1%
Toro Co.                                0.8%                  N/A
PPL Corp.                               0.7%                  N/A
Bancwest Corp.                          0.7%                  N/A
NVR, Inc.                               0.7%                  0.1%

Average Annual Total Returns*
------------------------------------------------------------------------------
                              Small/Mid Cap    Russell 2500     MorningStar
                              Core(SM) Fund       Index         Peer Group+
                              -------------    ------------     -----------
YTD**                             1.51%            3.84%           1.25%
1 Year                            1.16             2.44            1.02
3 Years                           5.90             8.50            6.40
Since Inception (5/1/98)          4.65             6.46            N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                              % of                           % of
                           investments                    investments
Financial                     23.5%        Energy             5.8%
Technology                    16.4%        Basic Material     5.4%
Capital Equipment             12.9%        Utility            5.1%
Health Care                   11.4%        Consumer Staples   3.4%
Consumer Cyclical             11.0%        Retail             3.3%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe. The peer group represents a 50% weighting of the Mid Cap Blend category and a 50% weighting of the Small Cap Blend style for periods since May 1999.

                                                        Inception: May 1, 1994

 Small/Mid Cap Growth Fund
 Wellington Management Company, LLP                    J. Harrington/F. Boggan

 During the quarter, the Fund increased by 14.1% compared to a 21.3% return of the Russell 2500 Growth Index. For the one-year period ended June 30, 2001, the Fund gained 2.41%, considerably ahead of the -23.98% return of the Russell 2500 Growth Index.
 The Fund benefited from its underweight position in the financials area. We typically underweight the utilities sector versus our benchmark, since we typically cannot find companies with the minimal growth metrics that we require in the Fund. This underweight contributed to our relative performance, as utilities were an underperforming sector. Strong positive performances in the health care and technology sectors also contributed to performance. On a stock selection basis, we underperformed the index in the technology area, as it was the more aggressive names that advanced the most in the quarter. We continue to focus the Fund on the more consistent, predictable growers in the technology area, and those companies underperformed for the quarter.
 Some of the recent stock successes include United Rentals Inc, which was the top performing stock in the industrial and commercial sector, Edward Lifesciences which is a leader in global marketing research and analysis for the healthcare industry, and Nova Corp, which was the strongest contributor to performance in the information technology sector.
 The U.S. stock market continued to struggle during the quarter. Yet aggressive Federal Reserve easing, a tax cut, and declining energy prices appear to be having a positive impact. We believe that by year-end, there should be signs of improved economic conditions that should lead to better performance by the U.S. equity markets. As economic growth picks up and the various fiscal and monetary actions begin to have their intended effect, we are confident that the Fund is well-positioned to benefit in the upcoming environment.


                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/94
(Fund Inception Date)

       Date           Small/Mid-Cap Growth                Small/Mid Cap
                              Fund                      Growth Benchmark (1)
       ----           --------------------              --------------------
     5/1/1994                10,000                           10,000
    5/31/1994                10,019                           10,015
    6/30/1994                10,043                            9,584
    7/31/1994                10,066                            9,850
    8/31/1994                10,359                           10,437
    9/30/1994                10,094                           10,265
   10/31/1994                10,263                           10,442
   11/30/1994                 9,992                            9,982
   12/31/1994                10,056                           10,122
    1/31/1995                 9,934                           10,243
    2/28/1995                10,283                           10,788
    3/31/1995                10,798                           11,216
    4/30/1995                11,069                           11,310
    5/31/1995                11,087                           11,589
    6/30/1995                11,652                           12,116
    7/31/1995                12,564                           12,878
    8/31/1995                12,807                           13,020
    9/30/1995                12,807                           13,310
   10/31/1995                12,807                           12,973
   11/30/1995                13,635                           13,553
   12/31/1995                14,166                           13,560
    1/31/1996                14,661                           13,800
    2/29/1996                15,139                           14,322
    3/31/1996                15,478                           14,435
    4/30/1996                16,589                           15,132
    5/31/1996                17,049                           15,441
    6/30/1996                16,824                           14,974
    7/31/1996                15,143                           13,812
    8/31/1996                16,043                           14,560
    9/30/1996                17,003                           15,484
   10/31/1996                17,537                           15,303
   11/30/1996                18,068                           16,204
   12/31/1996                18,463                           15,932
    1/31/1997                18,489                           16,636
    2/28/1997                17,431                           16,270
    3/31/1997                16,396                           15,351
    4/30/1997                15,920                           15,727
    5/31/1997                17,082                           17,136
    6/30/1997                17,316                           17,611
    7/31/1997                18,679                           19,296
    8/31/1997                18,325                           19,107
    9/30/1997                19,712                           20,074
   10/31/1997                19,294                           19,068
   11/30/1997                18,845                           19,268
   12/31/1997                19,112                           19,521
    1/31/1998                18,774                           19,169
    2/28/1998                20,391                           20,971
    3/31/1998                21,403                           21,850
    4/30/1998                21,343                           22,147
    5/31/1998                20,372                           21,237
    6/30/1998                21,141                           21,838
    7/31/1998                19,979                           20,903
    8/31/1998                15,789                           16,913
    9/30/1998                16,600                           18,192
   10/31/1998                17,496                           19,530
   11/30/1998                18,251                           20,847
   12/31/1998                20,184                           23,007
    1/31/1999                20,333                           23,697
    2/28/1999                18,823                           22,538
    3/31/1999                20,070                           23,793
    4/30/1999                21,189                           24,878
    5/31/1999                21,364                           25,135
    6/30/1999                22,270                           26,912
    7/31/1999                21,743                           26,363
    8/31/1999                20,061                           25,793
    9/30/1999                19,419                           25,979
   10/31/1999                19,524                           27,244
   11/30/1999                19,720                           30,461
   12/31/1999                21,223                           36,207
    1/31/2000                20,478                           36,004
    2/29/2000                21,023                           45,239
    3/31/2000                22,727                           41,687
    4/30/2000                22,109                           37,627
    5/31/2000                21,679                           34,278
    6/30/2000                23,039                           38,810
    7/31/2000                22,862                           35,628
    8/31/2000                24,845                           40,270
    9/30/2000                24,232                           37,664
   10/31/2000                24,015                           35,337
   11/30/2000                21,835                           28,601
   12/31/2000                23,186                           30,375
    1/31/2001                24,182                           32,343
    2/28/2001                22,531                           27,353
    3/31/2001                20,679                           24,327
    4/30/2001                22,819                           28,035
    5/31/2001                23,182                           28,848
    6/30/2001                23,593                           29,503

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                            % of        six months ago
                                         investments   % of investments
Edwards Lifesciences Corp.                  2.8%             N/A
Trigon Healthcare, Inc.                     2.5%             N/A
Reinsurance Group of America                2.2%            2.4%
Legg Mason, Inc.                            2.2%             N/A
Legg Mason, Inc.                            2.2%             N/A
Investment Technology Group, Inc.           2.2%            0.6%
Herman Miller, Inc.                         2.1%            2.0%
Health Management Associates, Inc.          2.1%             N/A
Becton, Dickinson & Co.                     2.1%             N/A
Pepsi Bottling Group, Inc.                  2.0%             N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                        Small/Mid        Small/Mid Cap       MorningStar
                     Cap Growth Fund  Growth Benchmark (1)   Peer Group+
                     ---------------  --------------------   -----------
YTD**                     1.76%             -2.87%             -10.42
1 Year                    2.41             -23.98              -24.64
3 Years                   3.73              10.55               10.94
5 Years                   7.00              14.53               13.21
Since Inception (5/1/94) 12.17              16.30               N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                          % of                              % of
                       investments                       investments
Technology                27.3%        Energy                6.8%
Health Care               21.7%        Capital Equipment     5.8%
Financial                 12.1%        Utility               2.7%
Retail                     8.6%        Basic Material        2.3%
Consumer Cyclical          8.5%        Consumer Staple       2.0%

   (1) The Small/Mid Cap Growth Fund benchmark is the Russell Mid Cap Growth Index from May 1994 to April 1999 and the Russell 2500 Growth Index May 1999-present.
    * Total returns are for the period ended June 30, 2001 returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate that shares, when redeemed, may be worth more or less than their original cost. Small company investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Mid Cap Growth and a Small-Cap Growth investment style. The peer group represents a 50% weighting of the Mid Cap Growth category and a 50% weighting of the Small Cap Growth category. Prior to May 1999, the peer group represents the Mid Cap Growth investment category.

                                                        Inception: May 1, 1996

 Small Cap Equity Fund
 Capital Guardian Trust Company                                Management Team

 For the quarter ended June 30, 2001, the VST Small Cap Equity Fund returned 17.65%, beating the Russell 2000 Index, which returned 14.41%
 Given the portfolio's overweight in technology, the April bounceback was helpful to returns, and we were able to trim some positions on strength. Stock selection, especially in the areas of media, software, biotechnology, and Internet, also contributed. As the market has become more discriminating we have pared back the list of portfolio holdings significantly, concentrating on higher conviction names within each sector with a focus on market-leading companies attractively valued within the context of their industries.
 The upcoming tax refunds and the Federal Reserve's easy monetary policy should provide the U.S. economy with a shot in the arm, though timing a recovery will be hard to call. Lower interest rates and increased liquidity should benefit small-cap stocks as well as large caps, and relatively low valuations should also help small-cap stocks to hold up. With recent economic news still indicating some weakness, however, we may have opportunities to purchase cyclical stocks at lower prices in the near future. With the Russell 2000 Index rebalancing effective as of July 2, the technology sector will increase from 10.3% to 15.8%, and we may see heightened volatility in the index.


                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

             Date        Small Cap Equity Fund   Small Cap Equity Benchmark(1)
             ----        ---------------------   -----------------------------
            5/1/1996             10,000                     10,000
           5/31/1996             10,232                     10,324
           6/30/1996             10,126                     10,051
           7/31/1996              9,630                      9,346
           8/31/1996             10,161                      9,820
           9/30/1996             10,450                     10,146
          10/31/1996             10,340                     10,126
          11/30/1996             10,678                     10,607
          12/31/1996             11,033                     10,918
           1/31/1997             11,115                     11,111
           2/28/1997             10,927                     11,029
           3/31/1997             10,594                     10,621
           4/30/1997             10,831                     10,714
           5/31/1997             11,818                     11,736
           6/30/1997             12,513                     12,284
           7/31/1997             13,256                     12,828
           8/31/1997             13,389                     13,077
           9/30/1997             14,242                     13,989
          10/31/1997             13,761                     13,491
          11/30/1997             13,863                     13,521
          12/31/1997             13,863                     13,869
           1/31/1998             13,521                     13,634
           2/28/1998             14,533                     14,550
           3/31/1998             15,138                     15,146
           4/30/1998             15,222                     15,224
           5/31/1998             14,459                     14,545
           6/30/1998             14,458                     14,519
           7/31/1998             13,270                     13,363
           8/31/1998             10,902                     11,019
           9/30/1998             11,414                     11,762
          10/31/1998             11,733                     12,176
          11/30/1998             12,320                     12,660
          12/31/1998             13,037                     13,250
           1/31/1999             12,716                     13,187
           2/28/1999             11,876                     12,204
           3/31/1999             11,826                     12,249
           4/30/1999             12,619                     13,356
           5/31/1999             12,798                     13,659
           6/30/1999             13,630                     14,215
           7/31/1999             13,444                     13,851
           8/31/1999             12,849                     13,341
           9/30/1999             12,620                     13,075
          10/31/1999             12,366                     12,813
          11/30/1999             12,267                     12,880
          12/31/1999             12,590                     13,275
           1/31/2000             11,854                     12,927
           2/29/2000             12,345                     13,717
           3/31/2000             12,574                     13,782
           4/30/2000             12,787                     13,863
           5/31/2000             12,670                     13,651
           6/30/2000             12,740                     14,049
           7/31/2000             13,003                     14,517
           8/31/2000             13,762                     15,166
           9/30/2000             13,774                     15,080
          10/31/2000             13,768                     15,026
          11/30/2000             10,732                     13,484
          12/31/2000             11,470                     14,642
           1/31/2001             13,023                     15,405
           2/28/2001             11,056                     14,394
           3/31/2001             10,142                     13,691
           4/30/2001             11,316                     14,761
           5/31/2001             11,655                     15,124
           6/30/2001             11,932                     15,646

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                           % of         six months ago
                                       investments     % of investments
Polaris Industries Inc.                    1.8%             N/A
Everest ReGroup, Ltd.                      1.7%             N/A
LTX Corp.                                  1.4%             N/A
Dollar Tree Stores, Inc.                   1.4%             N/A
Advanced Energy Industries, Inc.           1.3%             N/A
Electro Scientific Industries, Inc.        1.3%             N/A
EMCORE Corp.                               1.3%             N/A
Werner Enterprises, Inc.                   1.2%             0.2%
Pentair, Inc.                              1.2%             N/A
American Capital Strategies, Ltd.          1.1%             N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                           Small Cap   Small Cap Equity   MorningStar
                          Equity Fund   Benchmark (1)     Peer Group+
                          -----------  ----------------   -----------
YTD**                        4.02%           6.86%           5.33%
1 Year                      -6.34           11.36           10.39
3 Years                     -6.20            2.52            4.57
5 Years                      3.34            9.25            9.75
Since Inception (5/1/96)     3.48            9.05            N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                              % of                         % of
                           investments                  investments
Technology                    29.2%      Retail             5.1%
Consumer Cyclical             17.8%      Consumer Staple    3.5%
Financial                     12.6%      Transportation     3.2%
Health Care                   11.4%      Energy             2.2%
Capital Equipment             11.2%      Basic Material     2.2%


   (1) The Small Cap Equity Benchmark is 50% Russell 2000 and 50% Russell 2000 Value Index, May 1996 thru August 1999, the Russell 2000 Value, September 1999 thru October 2000, and the Russell 2000 Index October 2000 to present.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future". Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small Cap Blend investment category. Prior to November 2000, the peer group represents the Small Cap Value investment category.

                                                        Inception: May 1, 1996

 Small Cap Growth Fund
 John Hancock Advisers, Inc.                                     Bernice Behar

 For the second quarter, the Small Cap Growth Variable Series Trust portfolio returned 16.25% (net) while the Russell 2000 Growth Index gained 18.12%.
 Several areas of the portfolio that helped performance include retailers, healthcare services, and radio broadcasters. Consumer companies benefited from a perception that lower interest rates would help the earnings of these companies later this year. In health care, our emphasis on services continued to contribute to performance. We favor the services segment for its reliable earnings growth in this uncertain environment.
 Alternatively, areas that detracted from performance include biotechnology and energy. Our lack of exposure to biotechnology stocks hurt performance as this group advanced sharply over the quarter. In addition, our relative overweighting in energy was detrimental to performance as supplies of crude oil and natural gas swelled unexpectedly in the latter half of the quarter, slowing exploration and causing commodity prices to decline. However, we expect demand for energy products to increase during the summer months and look for the supply bulge to work itself out.
 Aggressive easing of interest rates by the Fed has made us more optimistic about the long-term prospects for the economy and the stock market. While we expect to see volatility among growth stocks this summer, we are optimistic that economic growth will pick up by year-end.
 However, the jury is still out on when the technology and telecommunications sectors will make a meaningful recovery. We are currently watching companies within these areas for some stabilization in order patterns. When we see such stabilization, we will be reasonably confident that the inventory glut here has run its course. Until then, we are inclined to adopt a slightly less defensive position than in the recent past, increasing the portfolio's technology and telecommunications exposure on a very selective basis.

                                     [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)

      Date            Small Cap Growth Fund      Russell 2000 Growth Index
      ----            ---------------------      -------------------------
   5/01/1996                10,000                         10,000
                            10,599                         10,513
                            10,294                          9,830
                             9,480                          8,629
                            10,298                          9,268
                            11,151                          9,745
                            10,170                          9,325
                             9,976                          9,585
      Dec-96                 9,950                          9,771
                            10,302                         10,016
                             9,638                          9,411
                             8,962                          8,746
                             8,763                          8,645
                             9,781                          9,944
                            10,514                         10,281
                            11,205                         10,808
                            11,571                         11,132
                            12,817                         12,020
                            11,834                         11,298
                            11,387                         11,029
      Dec-97                11,370                         11,036
                            11,170                         10,889
                            12,062                         11,850
                            12,788                         12,348
                            12,730                         12,423
                            11,856                         11,521
                            12,366                         11,639
                            11,537                         10,667
                             8,966                          8,205
                             9,701                          9,037
                            10,230                          9,509
                            11,424                         10,247
      Dec-98                13,017                         11,174
                            13,456                         11,677
                            12,384                         10,609
                            13,341                         10,986
                            13,873                         11,956
                            13,626                         11,975
                            14,903                         12,606
                            15,022                         12,217
                            14,920                         11,760
                            15,236                         11,987
                            16,337                         12,294
                            18,479                         13,593
      Dec-99                22,179                         15,988
                            21,633                         15,840
                            27,928                         19,526
                            25,551                         17,474
                            21,939                         15,709
                            19,338                         14,333
                            23,398                         16,184
                            21,153                         14,797
                            23,673                         16,354
                            22,478                         15,541
                            20,010                         14,279
                            16,003                         11,686
      Dec-00                17,425                         12,401
                            17,633                         13,405
                            15,433                         11,567
                            13,803                         10,515
                            15,699                         11,803
                            15,756                         12,076
   6/30/2001                16,043                         12,406

Top Ten Holding (as of June 30, 2001)
------------------------------------------------------------------------------
                                        % of       six months ago
                                     investments  % of investments
Corporate Executive Board Co.           1.4%            0.7%
Microsemi Corp.                         1.4%            N/A
Renal Care Group, Inc.                  1.3%            N/A
Education Management Corp.              1.3%            N/A
Accredo Health, Inc.                    1.2%            N/A
NPS Pharmaceuticals, Inc.               1.2%            N/A
Tweeter Home Entertainment Group, Inc.  1.2%            N/A
Radio One, Inc.                         1.2%            0.7%
Wilson Greatbatch Technologies, Inc.    1.2%            N/A
Columbia Sportswear Co.                 1.2%            N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                          Small Cap    Russell 2000(R)   MorningStar
                         Growth Fund    Growth Index     Peer Group+
                         -----------   ---------------   -----------
YTD**                      -7.94%           0.04%           -6.95%
1 Year                    -31.44          -23.35           -22.74%
3 Years                     9.06            2.15            10.66
5 Years                     9.28            4.77             9.78
Since Inception (5/1/96)    9.58            4.26             N/A

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                            % of
                        Investments                     Investments
Technology                 23.8%      Energy               10.7%
Health Care                15.1%      Capital Equipment     6.3%
Financial                  13.9%      Consumer Staple       2.6%
Consumer Cyclical          13.4%      Utility               1.6%
Retail                     11.8%      Transportation        0.7%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future. "Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Small Growth investment category.

                                                        Inception: May 2, 1988

 International Equity Index Fund
 Independence Investment LLC                             B. Greenleaf/D. Nolan

 During the second quarter of 2001, the International Equity Index Fund returned -0.02%, outperforming its custom blended benchmark return of -0.98% by 96 basis points. Fifty-four basis points of the outperformance came from the month of April, leaving 18 basis points outperformance in May and 24 basis points in June. Forty-six basis points of the outperformance during this quarter were attributable to exchange rate differences between those used by the fund administrator and those stated by the MSCI Index. The most noticeable rate differences came from the Japanese yen, the British pound and the Euro.
 Country selection was a slight negative contributor to performance, however stock selection was a strong positive contributor. Ireland was the largest negative contributor while Taiwan was the largest positive contributor to country selection attribution. Ireland climbed 10.72% during the second quarter of 2001 and the Fund held a slight underweight to the 90% EAFE GDP and 10% MSCI Emerging Markets Free Index custom benchmark. On the other hand, Taiwan returned -15.98% during the second quarter and the Fund held an underweight to the custom blended benchmark, therefore Taiwan was a positive attributor to country selection. Stock selection attribution was very strong, especially in Japan and Italy. Japan's Mizuho Holdings and Mitsubishi Tokyo Financing along with Italy's Banca di Roma were among the best contributors. Contribution to performance from industry-specific categories was fairly flat, the largest positive contributor was that of leisure and tourism while the largest negative contributor was business and public services.
 Annually on July 1st, Morgan Stanley rebalances its EAFE GDP Index to reflect the latest calendar year GDP value for each country. As a result of these changes, at the beginning of the third quarter, we will rebalance your Fund back to 90% EAFE GDP and 10% Morgan Stanley Emerging Markets Free Index weights. Currently, the Fund owns 754 securities that represent exposure to thirty-seven equity markets. The Custom Benchmark holds 1665 securities.

                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 7/1/91
(10-Year Period)

                        International     International
                           Equity         Equity Index
          Date           Index Fund       Benchmark(1)
          ----          -------------     -------------
         7/1/1991          10,000            10,000
        7/31/1991          10,497            10,494
        8/31/1991          10,601            10,283
        9/30/1991          10,685            10,865
       10/31/1991          10,868            11,022
       11/30/1991          10,623            10,510
       12/31/1991          11,638            11,056
        1/31/1992          11,609            10,822
        2/29/1992          11,588            10,438
        3/31/1992          11,057             9,752
        4/30/1992          11,026             9,801
        5/31/1992          11,338            10,461
        6/30/1992          11,123             9,968
        7/31/1992          11,059             9,716
        8/31/1992          10,937            10,329
        9/30/1992          10,898            10,129
       10/31/1992          10,840             9,600
       11/30/1992          11,294             9,693
       12/31/1992          11,446             9,746
        1/31/1993          11,515             9,748
        2/28/1993          11,457            10,046
        3/31/1993          11,837            10,925
        4/30/1993          11,910            11,965
        5/31/1993          12,515            12,221
        6/30/1993          12,405            12,032
        7/31/1993          12,624            12,456
        8/31/1993          13,331            13,131
        9/30/1993          13,505            12,838
       10/31/1993          14,375            13,236
       11/30/1993          13,838            12,082
       12/31/1993          15,143            12,957
        1/31/1994          15,247            14,055
        2/28/1994          15,069            14,019
        3/31/1994          14,284            13,418
        4/30/1994          14,552            13,990
        5/31/1994          14,723            13,913
        6/30/1994          14,344            14,114
        7/31/1994          14,674            14,252
        8/31/1994          15,352            14,593
        9/30/1994          15,033            14,136
       10/31/1994          15,334            14,610
       11/30/1994          14,331            13,911
       12/31/1994          14,195            14,002
        1/31/1995          13,402            13,467
        2/28/1995          13,631            13,432
        3/31/1995          14,126            14,274
        4/30/1995          14,551            14,815
        5/31/1995          14,849            14,642
        6/30/1995          14,706            14,388
        7/31/1995          15,523            15,288
        8/31/1995          15,082            14,708
        9/30/1995          15,296            14,999
       10/31/1995          15,030            14,600
       11/30/1995          15,100            15,011
       12/31/1995          15,333            15,619
        1/31/1996          15,575            15,686
        2/29/1996          15,751            15,742
        3/31/1996          15,902            16,081
        4/30/1996          16,491            16,552
        5/31/1996          16,323            16,251
        6/30/1996          16,360            16,347
        7/31/1996          15,666            15,872
        8/31/1996          15,789            15,911
        9/30/1996          16,084            16,337
       10/31/1996          15,984            16,174
       11/30/1996          16,699            16,821
       12/31/1996          16,742            16,609
        1/31/1997          16,453            16,031
        2/28/1997          16,514            16,297
        3/31/1997          16,207            16,360
        4/30/1997          16,322            16,450
        5/31/1997          17,697            17,524
        6/30/1997          18,614            18,495
        7/31/1997          19,199            18,799
        8/31/1997          17,107            17,398
        9/30/1997          18,344            18,376
       10/31/1997          15,858            16,968
       11/30/1997          15,853            16,799
       12/31/1997          15,902            16,950
        1/31/1998          15,913            17,730
        2/28/1998          17,135            18,871
        3/31/1998          17,830            19,456
        4/30/1998          18,306            19,614
        5/31/1998          18,415            19,896
        6/30/1998          18,639            20,087
        7/31/1998          18,790            20,355
        8/31/1998          16,400            17,678
        9/30/1998          15,890            17,190
       10/31/1998          17,610            19,108
       11/30/1998          18,463            20,104
       12/31/1998          19,212            20,918
        1/31/1999          19,255            20,945
        2/28/1999          18,603            20,292
        3/31/1999          19,578            21,365
        4/30/1999          20,328            22,228
        5/31/1999          19,343            21,068
        6/30/1999          20,340            22,132
        7/31/1999          20,818            22,683
        8/31/1999          21,008            22,842
        9/30/1999          21,156            23,123
       10/31/1999          21,865            23,893
       11/30/1999          22,830            24,882
       12/31/1999          25,143            27,378
        1/31/2000          23,668            26,036
        2/29/2000          24,474            26,940
        3/31/2000          25,134            27,678
        4/30/2000          23,519            25,893
        5/31/2000          23,065            25,271
        6/30/2000          23,875            26,355
        7/31/2000          22,741            25,032
        8/31/2000          22,960            25,298
        9/30/2000          21,848            24,023
       10/31/2000          21,127            23,235
       11/30/2000          20,208            22,198
       12/31/2000          20,764            22,744
        1/31/2001          21,181            23,247
        2/28/2001          19,711            21,666
        3/31/2001          18,334            20,204
        4/30/2001          19,590            21,509
        5/31/2001          18,969            20,853
        6/30/2001          18,318            20,113

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                 % of          six months ago
                                              investments     % of investments

Toyota Motor Corp.                               2.0%                3.0%
Allianz AG                                       1.5%                1.7%
Deutsche Telekom AG                              1.3%                4.5%
Morgan Stanley Capital LLC                       1.2%                1.4%
BP Amoco PLC                                     1.2%                1.4%
GlaxoSmithKline PLC                              1.2%                N/A
Siemens AG                                       1.1%                1.5%
ENI                                              1.1%                N/A
Nippon Telegraph & Telephone Corp.               1.1%                1.3%
Total Fina SA                                    1.1%                N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                                   International   International
                                      Equity       Equity Index    MorningStar
                                    Index Fund     Benchmark(1)    Peer Group+
                                   -------------   -------------   -----------
YTD**                                -11.77%          -11.57%        -13.81%
1 Year                               -23.27           -23.69         -24.30
3 Years                               -0.58             0.04           0.39
5 Years                                2.29             4.23           4.80
10 Years                               6.24             7.05           9.05

Top Ten Countries (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                      % of
                         investments                               investments
Japan                       28.8%          Spain                       4.0%
Germany                     13.0%          Australia                   3.1%
United Kingdom              10.8%          Netherlands                 2.9%
France                       8.5%          United States               2.7%
Italy                        7.3%          Switzerland                 1.8%

   (1) The International Equity Benchmark represents the MSCI EAFE from May 1998 to April 1998 and then MSCI EAFE GDP weighted from May 1998 to June 1999 and now 90% MSCI EAFE GDP - weighted/10% MSCI Emerging Markets Free from July 1999 to present.
    * Total returns are for the period ended June 30, 2001, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the MorningStar variable universe having a 90% weighting of the Foreign Stock, Large Cap category and a 10% weighting of the Diversified Emerging Markets category. Prior to July 1999, the peer group represents the Foreign Stock, Large Cap category.

                                                        Inception: May 1, 1996

 International Opportunities Fund
 T. Rowe Price International, Inc.           Warren/Ford/Seddan/Bickford-Smith

 International stocks fell sharply during the six months ended June 30. Losses were modest over the second quarter but followed steep declines during the first three months of the year. The U.S. Federal Reserve cut rates aggressively during the period, and a surprise Fed rate cut spurred a global rally early in the second quarter, but the rebound fizzled on continued earnings disappointments and renewed fears about weakening economies. Technology, media, and telecommunications stocks led the April upswing, while defensive, value-oriented stocks, which offer a measure of revenue and earnings certainty, rallied as less positive economic news dominated in May and June.
 In Europe, economic indicators declined, while energy and food prices pushed euro zone inflation up to 3.4%. The strong dollar continued to hurt returns for U.S. investors. The euro appeared to stabilize after falling 6% during the first quarter, then fell another 4% during the second quarter. Falling exports drove Japan to the brink of recession. The yen was flat in the second quarter after falling 9% during the first quarter. Most regional economies in the Pacific ex-Japan slowed sharply as exports softened. In Latin America, Mexico's economy weakened in line with U.S. demand, but the peso strengthened and stocks remained strong. A domestic energy crisis and Argentina's turmoil drove Brazil's currency down.
 Overall, the T. Rowe Price International Stock Fund posted a sharp loss, modestly underperforming the MSCI EAFE (Europe, Australasia, Far East) Index, which fell 14.75%. The portfolio's bias toward growth sectors hindered returns during a period when value sectors were the strongest performers. Both our overweighting of technology and our underweighting of value and defensive sectors, including automobiles and utilities, hurt returns. Country weightings and stock selection within countries were generally neutral, although our overweight position in the robust Mexican market has been a positive.
 The ongoing correction in tech and telecom stocks hurt performance as telecommunications provider Vodafone (U.K.) and communications equipment makers Alcatel (France), Ericsson (Sweden), and Nokia (Finland) plunged. At the same time, stock selection within sectors was positive. Within the technology sector, for example, Celestica (Canada) and Canon (Japan) boosted returns. In the telecom sector, China Mobile (Hong Kong) climbed as subscriber growth surpassed expectations, and in Japan NTT DoCoMo's launch of Java Internet-compatible handsets stimulated usage. Both stocks were significant contributors to their sector. Telefonos de Mexico also rallied along with that country's stock market. The period's top contributor was U.K. pharmaceutical giant GlaxoSmithKline.
 We added to holdings in caterer Sodexho (France), which acquired control of its U.S. subsidiary; food retailer Sainsbury (U.K.), which is restructuring; and Italian bank BNL, which is increasing its earnings and should benefit from industry consolidation. After significant cuts to tech and telecom positions in the first quarter, we made further reductions in Ericsson and Japan's Kyocera and NTT during the second quarter in light of the difficult near-term outlook. We also reduced our holdings of financial companies that are exposed to the slowdown in mergers and acquisitions and other equity-market-related business, including Credit Suisse and Deutsche Bank.
 Near the end of June, the U.S. Federal Reserve cut interest rates for the sixth time since the beginning of the year. The economic news remains uninspiring, however, and the outlook uncertain. Optimism about falling interest rates will likely be balanced by continued earnings pessimism over the next few months, but news should turn more positive as rate cuts work their way through the system. We are focusing on positioning the portfolio to benefit from a rebound in growth over the medium term while avoiding the negative impact of short-term earnings disappointments.
(Fund investment information on the next page.)

                                                        Inception: May 1, 1996

 International Opportunities Fund
 T. Rowe Price International, Inc.           Warren/Ford/Seddan/Bickford-Smith


                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)
                                                               International
                                                                Opportunites
      Date            International Opportunities Fund         Benchmark (1)
      ----            --------------------------------         -------------
     5/1/1996                    10,000                            10,000
    5/31/1996                    10,024                             9,818
    6/30/1996                    10,129                             9,876
    7/31/1996                     9,820                             9,590
    8/31/1996                     9,971                             9,613
    9/30/1996                    10,191                             9,870
   10/31/1996                    10,150                             9,771
   11/30/1996                    10,609                            10,162
   12/31/1996                    10,672                            10,034
    1/31/1997                    10,544                             9,685
    2/28/1997                    10,672                             9,846
    3/31/1997                    10,659                             9,884
    4/30/1997                    10,701                             9,939
    5/31/1997                    11,332                            10,588
    6/30/1997                    11,796                            11,174
    7/31/1997                    12,113                            11,357
    8/31/1997                    10,992                            10,511
    9/30/1997                    11,719                            11,102
   10/31/1997                    10,863                            10,252
   11/30/1997                    10,859                            10,149
   12/31/1997                    10,880                            10,240
    1/31/1998                    11,254                            10,711
    2/28/1998                    11,932                            11,401
    3/31/1998                    12,346                            11,755
    4/30/1998                    12,435                            11,850
    5/31/1998                    12,390                            11,795
    6/30/1998                    12,416                            11,887
    7/31/1998                    12,560                            12,011
    8/31/1998                    10,980                            10,525
    9/30/1998                    10,715                            10,205
   10/31/1998                    11,680                            11,272
   11/30/1998                    12,199                            11,852
   12/31/1998                    12,611                            12,323
    1/31/1999                    12,484                            12,309
    2/28/1999                    12,268                            12,034
    3/31/1999                    12,769                            12,615
    4/30/1999                    13,241                            13,246
    5/31/1999                    12,623                            12,623
    6/30/1999                    13,112                            13,204
    7/31/1999                    13,358                            13,514
    8/31/1999                    13,495                            13,561
    9/30/1999                    13,581                            13,653
   10/31/1999                    14,038                            14,161
   11/30/1999                    15,021                            14,728
   12/31/1999                    16,900                            16,133
    1/31/2000                    15,833                            15,257
    2/29/2000                    16,711                            15,669
    3/31/2000                    16,885                            16,258
    4/30/2000                    15,946                            15,351
    5/31/2000                    15,446                            14,958
    6/30/2000                    16,250                            15,595
    7/31/2000                    15,693                            14,979
    8/31/2000                    16,033                            15,165
    9/30/2000                    15,020                            14,323
   10/31/2000                    14,413                            13,868
   11/30/2000                    13,655                            13,245
   12/31/2000                    14,136                            13,698
    1/31/2001                    14,305                            13,916
    2/28/2001                    13,024                            12,821
    3/31/2001                    12,015                            11,897
    4/30/2001                    12,974                            12,706
    5/31/2001                    12,412                            12,356
    6/30/2001                    11,876                            11,881

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                         % of         six months ago
                                      investments    % of investments
GlaxoSmithKline PLC                      4.6%              N/A
Total Fina SA                            2.7%              N/A
Shell Transport & Trading Co. PLC        2.3%              1.2%
Royal Bank of Scotland Group             2.2%              N/A
ING Groep NV                             2.1%              1.0%
Reed International PLC                   2.1%              0.7%
Canon, Inc.                              2.0%              0.9%
NTT Mobile Communications Network, Inc.  1.9%              1.1%
Rhone-Poulenc SA                         1.9%              0.1%
Vodafone AirTouch PLC                    1.8%              N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                          Intl. Opportunities  Intl. Opportunities MorningStar
                                 Fund              Benchmark(1)    Peer Group+
                          -------------------  ------------------- -----------
YTD**                           -15.98%              -13.25%        -13.81%
1 Year                          -26.92               -23.81         -24.30
3 Years                          -1.47%               -0.02           0.39
5 Years                           3.23                 3.77           4.80
Since Inception (5/1/96)          3.39                 3.39           N/A
Top Ten Countries (as of June 30, 2001)
------------------------------------------------------------------------------
                          % of                            %of
                       investments                    investments
United Kingdom            24.8%        Switzerland        4.5%
Japan                     18.2%        Germany            4.4%
France                    14.2%        United States      3.5%
Netherlands                7.6%        Sweden             3.2%
Italy                      5.9%        Hong Kong          2.6%


   (1) The International Opportunities Benchmark represents the MSCI EAFE from May 1996 to December 1998 and the MSCI All Country World Free Ex. US from January 1999 to present.
    * Total returns are for the period ended June 30, 2001 . Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a Foreign Stock, Large Cap investment category.

                                                    Inception: August 31, 1999

 International Equity Fund
 Goldman Sachs Asset Management                            Maeda/Noble/Orchard


 During the second quarter of 2001, the International Equity Fund (the "Fund") generated a total cumulative return of 0.43%, versus the -1.25% total cumulative return of the Fund's benchmark, the MSCI EAFE Index (the "Index").
 During the quarter the Fund's performance was enhanced by positive stock selection. In particular, our positioning in the Information Technology, Consumer Discretionary and Industrials sectors was the most beneficial. Detractors from performance included holdings in Telecoms, Technology Hardware and Equipment. The entire Telecom sector continued to underperform, due to concerns about the companies' financial health in light of acquisitions and expenditure on third generation (3G) mobile phone licenses.
 In the U.S. there were some positive signs from the economy. Specifically, new home sales, consumer confidence and consumption surprised to the upside, which has given the market some hope that the Federal Reserve Board's actions are finally starting to take hold. In Europe, the weak Euro and inflationary pressures have prevented the ECB from reducing interest rates by any meaningful extent. However, going forward pricing pressures should ease given stable to declining energy prices, thus enabling room for rates to decline. Expectations are that the economy will trough in the second half of this year with the equity markets anticipating a more robust 2002. The UK economy has shown fewer signs of a significant slowdown, and as such, provides a more supportive environment for equities. While the risk of more weak earnings news remains in 2001, we believe that we are beginning to see a bottom in the equity market, with ample negative sentiment already being factored into the much maligned technology and telecommunications sectors. Given current weakness in the global economic environment and Asia's exposure to the commodity end of the manufacturing sector, we continue to position the portfolio relatively defensively. We are underweight the property sector in Hong Kong and Singapore as interest rate cuts have failed to stimulate a recovery in demand. We continue to favor defensive, high dividend yield plays, as well as companies that are relatively insulated from the external slowdown. We are positive on Australia for its defensive characteristics in such a market environment. The Japanese domestic economy is showing signs of weakness and it seems likely that 2001 GDP growth will be revised into negative territory. Also impacting the domestic market are the reform policies of Prime Minister Koizumi over which there is much debate in terms of political backing, pace and scale of any potential future reforms. Under these circumstances, we are selectively moving away from domestic names towards stocks which are more exposed to a recovery in global GDP. In conclusion, the U.S. outlook seems to be improving, and signs of a broader global slowdown seem to be abating, although the "old economy' seems as though it will recover before the "new economy.' In this environment, we continue to focus on finding outstanding companies across global sectors, positioning the portfolio for long-term global re-flation.
Footnotes
Total return figures represent past performance and do not indicate future results which will vary. The Fund's performance reflects the reinvestment of dividends and distributions. The MSCI EAFE Unhedged Index is unmanaged and does not include any fees or expenses. The Fund's foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.
Performance returns for the VST International Equity Fund (the "Fund") are estimated and supplied as a client accommodation for internal use only within John Hancock Funds Group. The Fund is subadvised/managed by Goldman Sachs Asset Management ("GSAM"). As a subadviser, we do not normally perform administration functions, such as performance calculations. The NAV's, distributions and expense ratios (which are calculated by the custodian--State Street Bank) used to calculate total returns have not been independently validated and approved by GSAM.
(Fund investment information on the next page.)

                                                    Inception: August 31, 1999

 International Equity Fund
 Goldman Sachs Asset Management                            Maeda/Noble/Orchard



                                    [GRAPH]

                            Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
                        International Equity    MSCI EAFE
            Date                Fund              Index
            ----        --------------------      -----
          8/31/1999            10,000            10,000
          9/30/1999             9,935            10,103
         10/31/1999            10,307            10,484
         11/30/1999            11,103            10,851
         12/31/1999            12,148            11,826
          1/31/2000            11,522            11,077
          2/29/2000            12,105            11,377
          3/31/2000            12,438            11,820
          4/30/2000            11,837            11,201
          5/31/2000            11,565            10,930
          6/30/2000            11,850            11,359
          7/31/2000            11,410            10,886
          8/31/2000            11,365            10,983
          9/30/2000            10,805            10,450
         10/31/2000            10,571            10,205
         11/30/2000            10,120             9,825
         12/31/2000            10,394            10,177
          1/31/2001            10,366            10,171
          2/28/2001             9,491             9,410
          3/31/2001             8,835             8,787
          4/30/2001             9,496             9,403
          5/31/2001             9,206             9,078
          6/30/2001             8,875             8,711
Top Ten Holdings (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                                % of        six months ago
                             investments   % of investments
GlaxoSmithKline PLC              4.1%            N/A
Royal Duth Petroleum Co.         2.9%            N/A
Vodafone AirTouch PLC            2.6%            1.1%
Nestle SA                        2.4%            0.5%
Tesco PLC                        2.1%            N/A
BP Amoco PLC                     2.1%            0.8%
ING Groep NV                     1.9%            0.7%
Barclay's PLC                    1.8%            N/A
Diageo PLC                       1.7%            0.3%
Takeda Chemical Industries       1.6%            N/A

Average Annual Total Returns*
-------------------------------------------------------------------------------
-
                        International    MSCI EAFE      MorningStar
                         Equity Fund       Index        Peer Group+
                        -------------    ---------      -----------
YTD**                       -14.56%       -14.41%         -13.81%
1 Year                      -25.00        -23.32          -24.30
Since Inception (8/31/99)    -6.23         -7.25            N/A

Top Ten Countries (as of June 30, 2001)
-------------------------------------------------------------------------------
-
                            % of                          % of
                         investments                   investments
United Kingdom              26.2%       Germany            6.4%
Japan                       24.4%       Sweden             3.7%
Switzerland                  9.2%       Italy              3.6%
France                       8.0%       Spain              3.0%
Netherlands                  7.9%       Australia          2.8%


    * Total returns are for the period ended June 30, 2001, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus. There are special risks associated with international investing, including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Foreign Stock with Large Cap investment category.

                                                        Inception: May 1, 1998

 Emerging Markets Equity Fund
 Morgan Stanley Investment Management Inc.                  Meyer/Ramachandran


 The portfolio rose 5.57% (on a net basis) versus a benchmark (MSCI EMF) return of 4.01% for the quarter ended June 30, 2001./1/
 The portfolio outperformed the benchmark during the quarter due to stock selection and country allocation. Stock selection in Taiwan, Brazil and Mexico added positively to relative performance. On a country allocation basis our underweight stance in Malaysia and Taiwan coupled with our overweight position in South Korea added positively to performance. Our underweight stance in South Africa detracted from performance.
 Despite continued concerns about a slowdown in global economic growth and earnings disappointments, the emerging markets rebounded during the quarter, posting a 4.0% return. This return was fueled by several US interest rate easings. As risk aversion diminished during the early part of the quarter, the emerging markets rallied. However in June, given the slower pace of US Fed interest rate cuts coupled with the slowdown in the global economy and concerns over earnings, investors became more cautious, and the emerging markets gave back some of their return.
 The emerging markets will continue to be subject to fluctuations in global market sentiment, yet are poised to perform strongly in the face of any improvement. With global interest rates falling, emerging markets have the potential to trade well in the medium term. These markets continue to offer attractive valuations.
 The information reflects the views of the portfolio manager at the time of this writing. Of course, these views may change in response to changing circumstances and market conditions.


                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/98
(Fund Inception Date)

                              Emerging Markets            MSCI Emerging Markets
        Date                     Equity Fund                   Free Index
        ----
     5/01/1998                     10,000                        10,000
     5/31/1998                      8,688                         8,630
     6/30/1998                      7,960                         7,725
     7/31/1998                      8,533                         7,970
     8/31/1998                      5,845                         5,666
     9/30/1998                      6,556                         6,025
    10/31/1998                      7,081                         6,659
    11/30/1998                      7,668                         7,213
    12/31/1998                      7,113                         7,109
     1/31/1999                      6,934                         6,994
     2/28/1999                      6,732                         7,062
     3/31/1999                      7,603                         7,993
     4/30/1999                      8,545                         8,982
     5/31/1999                      7,990                         8,929
     6/30/1999                      9,227                         9,943
     7/31/1999                      8,932                         9,672
     8/31/1999                      8,752                         9,760
     9/30/1999                      8,575                         9,431
    10/31/1999                      9,055                         9,631
    11/30/1999                     10,559                        10,495
    12/31/1999                     12,900                        11,830
     1/31/2000                     12,556                        11,901
     2/29/2000                     13,602                        12,058
     3/31/2000                     13,829                        12,118
     4/30/2000                     12,047                        10,969
     5/31/2000                     11,234                        10,516
     6/30/2000                     12,012                        10,886
     7/31/2000                     11,066                        10,326
     8/31/2000                     11,162                        10,377
     9/30/2000                      9,707                         9,471
    10/31/2000                      8,762                         8,784
    11/30/2000                      7,691                         8,017
    12/31/2000                      7,726                         8,210
     1/31/2001                      8,827                         9,340
     2/28/2001                      7,938                         8,609
     3/31/2001                      7,092                         7,764
     4/30/2001                      7,533                         8,147
     5/31/2001                      7,613                         8,244
     6/30/2001                      7,488                         8,075

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
Samsung Electronics                               4.6%                8.1%
China Telecom (Hong Kong), Ltd.                   3.8%                2.0%
Telefonos de Mexico SA                            3.4%                4.5%
Taiwan Semiconductor                              2.3%                N/A
Grupo Financiero Banamex Accival, SA de CV        2.1%                N/A
Petroleo Brasileiro SA                            1.9%                0.4%
Cellular CRT Participacoes                        1.8%                0.6%
United Microelectronics Corp.                     1.7%                N/A
Fomento Economico Mexicano SA de CV               1.7%                N/A
Surgutneftegaz                                    1.7%                1.3%
Average Annual Total Returns*
------------------------------------------------------------------------------
-
                             Emerging Markets    MSCI Emerging      MorningStar
                                Equity Fund    Markets Free Index   Peer Group+
                             ----------------  ------------------   ----------
-
YTD**                              -3.08%           -1.64%            -1.39%
1 Year                            -37.66           -25.82            -26.61
3 Years                            -2.02             1.49              1.23
Since Inception (5/1/98)           -8.74            -6.53              N/A
Top Ten Countries (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                       % of
                         investments                                investments
United States               28.6%          India                        6.8%
South Korea                 13.9%          Brazil                       5.7%
Taiwan                      10.5%          Mexico                       5.2%
South Africa                 9.5%          Turkey                       2.7%
Hong Kong                    9.1%          Malaysia                     2.2%

    /1/Performance is for Class A shares.
   (1) Returns reflect extra-ordinary capital contribution of $445,000 in June 1999.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities. including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. International investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and the life products within the Morningstar variable universe having a Diversified Emerging Markets investment category.

                                                        Inception: May 1, 2001

 Health Sciences Fund
 Putnam Investments                                            Richard England

 The Health Sciences Fund returned +1.99% (net) for the two-month period of May 1, 2001 through June 30, 2001.
 In May, biotech topped the sub-sector list, followed by pharmaceuticals and medical technology; health-care services declined during the month. The Fund benefited from several stocks in its specialty pharmaceutical sub-sector, which rose over 12% during the month: Allergan (driven by the launch of a new glaucoma product), Elan (favorable reports on its product pipeline), and King Pharmaceuticals (product introductions). In the large-cap pharmaceutical area, American Home Products and Schering-Plough garnered good returns during the month while Sigma and United Health Care declined.
 In June, health-care services was the top performer, driven by a hospital sub-sector that rebounded following earlier profit-taking. In medical technology, a recovery in Medtronic, a cardiovascular device manufacturer whose stock had sold off on disappointing first-quarter revenues, aided performance.
 In pharmaceuticals, robust performance by drug delivery, generics, and specialty pharmaceuticals were offset by weakness in U.S.-branded pharmaceutical manufacturers due to concerns over a slowdown in arthritis treatment drugs and manufacturing problems at Schering-Plough. The Fund's strongest contributors to performance were HCA (leading hospital company), Medimmune (biotechnology company specializing in infectious diseases), Medtronic (cardiovascular devices), Gilead Sciences (biotech), and Ivax (generic drug manufacturer). Stocks that hindered performance included Waters, (research equipment), Merck (drug manufacturer), and Schering-Plough.
 The U.S. equity market remains volatile. We anticipate additional earnings disappointments, especially in those stocks leveraged to capital spending. It appears that the Federal Reserve Open Market Committee is becoming more confident that the economy is on track to avoid a recession. The full impact of their monetary and fiscal stimulus is expected to encourage economic growth in the fourth quarter of 2001 and into 2002.
 Given this scenario, the Fund is focusing on both health-care services and pharmaceutical stocks while reducing exposure to biotechnology and life sciences. The fundamental outlook for the health-care industries remains positive and the Fund's broad diversification across the different industry sectors should enable it to cushion declines in some areas while benefiting from new opportunities as they arise.
                                 [GRAPH]

                        Historical Fund Return

$10,000
Investment made 5/1/01
(Fund Inception Date)

                 Health Sciences     S&P         GSHI
                       Fund      500 Index/1/  Index/2/
   5/1/2001          10,000        10,000        10,000
   5/31/2001         10,241        10,067        10,220
   6/30/2001         10,199         9,822         9,962

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------

                                   % of            six months ago
                                investments       % of investments
Glaxo SmithKline PLC               0.1%                N/A
American Home Products Corp.       0.1%                N/A
Johnson & Johnson                  0.1%                N/A
Pharmacia Corp.                    0.1%                N/A
Merck & Co., Inc.                  0.1%                N/A
AstraZeneca Group PLC              0.1%                N/A
Medtronic, Inc.                    0.1%                N/A
HCA-The Healthcare Corp.           0.1%                N/A
Schering-Plough Corp.              0.1%                N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
-
                                 Health                       GSHI
                                Sciences       S&P 500     Health Care
                                  Fund         Index/1/      Index/2/
Since Inception (5/1/01)          1.99%*        -1.76%         0.32%

Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
-
                     % of                                 % of
                  investments                          investments
Health Care          2.2%                   Energy        0.0%
Financial            0.1%
Technology           0.0%
Capital Equipment    0.0%
Retail               0.0%
   (1) "S&P 500" is an unmanaged stock index commonly used as a broad measure of stock market performance.
   (2) The Goldman Sachs Healthcare Index is a modified capitalization weighted index that measures the performance of US healthcare stocks. The index has a maximum individual stock weighting which is currently 7.5%. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future."
       Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.

                                                       Inception: May 16, 1988

 Real Estate Equity Fund
 Independence Investment LLC                             J. DeSantis/T. Spicer
 Morgan Stanley Investment Management, Inc.                 T. Bigman/D. Funke

 The Real Estate Equity Fund is a multi-manager fund with two sub-advisers each of which employs its own independent investment approach in managing its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 II LLC selects real estate stocks using a combination of bottom-up fundamental equity research and quantitative tools. II LLC Real estate stocks are purchased that are undervalued relative to the stock's history and have improving earnings growth prospects.
 Morgan Stanley Investment Management (MSIM) uses a combination of top down market analysis to identify undervalued real estate property sectors and geographic regions and fundamental, bottom-up equity and real estate research to select stocks that are attractively priced relative to the underlying real estate value.
 As of June 30, 2001, II LLC managed approximately 49% and MSIM managed approximately 51% of the Fund's assets. For the year-to-date, the Fund returned 5.95% versus 9.81% for the Wilshire Real Estate Securities Index.

Independence Investment LLC
 The REIT industry has held up extremely well in this economic slowdown as evidenced by the past year's performance. Even as other "safe-havens' have come under pressure in this recent quarter, such as the Utility sector, the REIT market has held its ground and has even added to its year-to-date gains.
 During the second quarter of 2001, the Real Estate Equity portfolio underperformed its benchmark, the Wilshire Real Estate Securities Index, mainly due to common risk factors and, to a greater degree, stock selection. The fund owned a greater degree of larger capitalization, higher quality companies which dragged down relative performance. As the "junk-rally', which dominated the first quarter, continued into the beginning of the second quarter these strategies again hurt performance. Fortunately, towards the latter part of the period, these trends have shown signs of reversing. Stock selection had the greatest impact on relative return. Many of the companies had concentrations in areas most affected by the economic downturn. And although the slowdown has had somewhat of an impact on their operating performance, the market reaction is overdone.
 We expect the positive fundamentals of the group to continue to drive performance albeit at more normal levels of return (10-12%). While the economy searches for a bottom to this economic slowdown, REITs will continue to look attractive to investors with their high dividend yields and predictable growth. We believe the "junk-rally' is overdone and is starting to show signs of weakening. We believe quality companies with experienced management teams located in high barrier to entry markets will stage a comeback for the balance of the year. Therefore we are even more committed to maintain a quality/large-cap bias in the portfolio and to stick with companies with these characteristics.

Morgan Stanley Investment Management, Inc.
 REITs experienced a reversal of fortune throughout the first half of the year, as last year's losers outperformed last year's winners. Perhaps of greater significance was the strong relationship between dividend yield and stock performance. Aside from attracting investors for its dividend yield and defensive nature, the sector gained interest over the potential S&P index inclusion of REITs.
 Clearly, investors favored higher dividend stocks in the first half of the year; we continue to stress fundamentals and believe the current focus on income will run its course. To a lesser degree investors remained wary of apartment companies with high concentrations in Northern California, where rents and occupancies declined in markets where technology-led demand has cooled. As a result, stock selection suffered among those companies we owned for high-barrier-to-entry qualities. We note that these markets have had limited new supply and home affordability is among the lowest in the country.
 The top-down weightings in the portfolio reflect a more defensive stance given weakening economic fundamentals. We increased our overweighting to apartments, which we believe will likely experience favorable demand in a slowing economy as it is a necessity and will compete favorably with the alternative of purchasing a home. We reduced our overweighting to the office sector over continued concerns of reduced demand and potential new sub-lease space. The slowdown in the economy in 2001 will create a more challenging environment. However, given the declining levels of construction, the modest level of construction versus total supply outstanding, and historically low vacancy rates, the U.S. real estate market is better prepared than in previous periods for an economic slowdown. Based on the current valuation and the sector's defensive characteristics, investors may find it attractive given the recent performance and volatility in the equity markets.

                                                       Inception: May 16, 1988

 Real Estate Equity Fund
 Independence Investment LLC                             J. DeSantis/T. Spicer
 Morgan Stanley Investment Management, Inc.                 T. Bigman/D. Funke

                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 7/1/91
(10-Year Period)

                                                            Wilshire Real
             Date             Real Estate Equity Fund        Estate Index
             ----             -----------------------       -------------
           7/1/1991                    10,000                  10,000
          7/31/1991                     9,993                   9,958
          8/31/1991                    10,031                   9,838
          9/30/1991                    10,154                   9,725
         10/31/1991                     9,973                   9,507
         11/30/1991                     9,781                   9,191
         12/31/1991                    10,667                   9,906
          1/31/1992                    11,092                  10,373
          2/29/1992                    10,972                  10,345
          3/31/1992                    10,938                  10,121
          4/30/1992                    10,792                   9,953
          5/31/1992                    11,107                   9,993
          6/30/1992                    10,827                   9,692
          7/31/1992                    11,145                   9,728
          8/31/1992                    11,179                   9,581
          9/30/1992                    11,455                   9,945
         10/31/1992                    11,660                  10,052
         11/30/1992                    11,797                  10,138
         12/31/1992                    12,375                  10,635
          1/31/1993                    13,333                  11,374
          2/28/1993                    13,919                  11,924
          3/31/1993                    14,896                  12,725
          4/30/1993                    14,076                  12,003
          5/31/1993                    13,850                  11,815
          6/30/1993                    14,130                  12,124
          7/31/1993                    14,323                  12,370
          8/31/1993                    14,418                  12,628
          9/30/1993                    15,260                  13,202
         10/31/1993                    14,977                  12,830
         11/30/1993                    14,331                  12,270
         12/31/1993                    14,515                  12,256
          1/31/1994                    14,860                  12,623
          2/28/1994                    15,475                  13,140
          3/31/1994                    15,010                  12,531
          4/30/1994                    15,110                  12,672
          5/31/1994                    15,415                  12,935
          6/30/1994                    15,008                  12,680
          7/31/1994                    14,922                  12,710
          8/31/1994                    14,943                  12,701
          9/30/1994                    14,860                  12,489
         10/31/1994                    14,223                  12,032
         11/30/1994                    13,743                  11,561
         12/31/1994                    14,931                  12,457
          1/31/1995                    14,415                  12,055
          2/28/1995                    14,718                  12,432
          3/31/1995                    14,757                  12,504
          4/30/1995                    14,570                  12,414
          5/31/1995                    15,189                  12,825
          6/30/1995                    15,430                  13,048
          7/31/1995                    15,721                  13,258
          8/31/1995                    15,830                  13,420
          9/30/1995                    16,207                  13,667
         10/31/1995                    15,663                  13,243
         11/30/1995                    15,726                  13,381
         12/31/1995                    16,769                  14,157
          1/31/1996                    16,964                  14,352
          2/29/1996                    17,142                  14,637
          3/31/1996                    17,296                  14,755
          4/30/1996                    17,238                  14,822
          5/31/1996                    17,559                  15,152
          6/30/1996                    17,924                  15,455
          7/31/1996                    17,868                  15,318
          8/31/1996                    18,621                  15,969
          9/30/1996                    19,136                  16,368
         10/31/1996                    19,634                  16,811
         11/30/1996                    20,313                  17,509
         12/31/1996                    22,314                  19,377
          1/31/1997                    22,559                  19,654
          2/28/1997                    22,541                  19,666
          3/31/1997                    22,412                  19,733
          4/30/1997                    21,737                  19,096
          5/31/1997                    22,417                  19,665
          6/30/1997                    23,567                  20,640
          7/31/1997                    24,201                  21,319
          8/31/1997                    24,047                  21,161
          9/30/1997                    26,138                  23,248
         10/31/1997                    25,195                  22,260
         11/30/1997                    25,517                  22,707
         12/31/1997                    26,156                  23,214
          1/31/1998                    25,413                  22,886
          2/28/1998                    24,963                  22,593
          3/31/1998                    25,591                  23,038
          4/30/1998                    24,791                  22,313
          5/31/1998                    24,620                  22,098
          6/30/1998                    24,542                  21,981
          7/31/1998                    22,881                  20,451
          8/31/1998                    20,817                  18,327
          9/30/1998                    22,252                  19,353
         10/31/1998                    21,697                  19,088
         11/30/1998                    22,004                  19,447
         12/31/1998                    21,786                  19,168
          1/31/1999                    21,189                  18,753
          2/28/1999                    20,671                  18,604
          3/31/1999                    20,568                  18,504
          4/30/1999                    22,747                  20,476
          5/31/1999                    23,343                  20,822
          6/30/1999                    23,098                  20,468
          7/31/1999                    22,327                  19,685
          8/31/1999                    22,226                  19,389
          9/30/1999                    21,168                  18,515
         10/31/1999                    20,724                  18,170
         11/30/1999                    20,561                  17,885
         12/31/1999                    21,419                  18,558
          1/31/2000                    21,448                  18,634
          2/29/2000                    20,991                  18,278
          3/31/2000                    22,117                  19,078
          4/30/2000                    23,416                  20,439
          5/31/2000                    23,735                  20,684
          6/30/2000                    24,347                  21,381
          7/31/2000                    26,752                  23,301
          8/31/2000                    25,876                  22,462
          9/30/2000                    27,009                  23,192
         10/31/2000                    25,829                  22,186
         11/30/2000                    26,386                  22,685
         12/31/2000                    28,121                  24,261
          1/31/2001                    27,926                  24,504
          2/28/2001                    27,438                  23,994
          3/31/2001                    27,243                  24,014
          4/30/2001                    27,765                  24,585
          5/31/2001                    28,354                  25,273
          6/30/2001                    29,794                  25,512

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments

Equity Office Properties Trust                    7.5%                4.0%
Avalonbay Communities, Inc.                       5.5%                4.0%
Equity Residential Properties Trust               5.3%                4.2%
Speiker Properties, Inc.                          5.1%                3.8%
Simon Property Group Inc.                         4.5%                2.2%
Boston Properties, Inc.                           4.0%                N/A
Public Storage, Inc.                              3.9%                2.1%
Archstone Communities Trust                       3.6%                N/A
Starwood Hotels & Resorts Worldwide               3.4%                N/A
Vornado Realty Trust                              3.3%                2.4%


Average Annual Total Returns*
------------------------------------------------------------------------------
                                Real Estate   Wilshire Real    MorningStar
                                Equity Fund   Estate Index(1)  Peer Group+
                                -----------   -------------    -----------
YTD**                               5.95%          9.81%           6.34%
1 Year                             22.37          24.60           19.11
3 Years                             6.68           6.62            5.38
5 Years                            10.70          11.51           10.63
10 Years                           11.54          10.03           11.09
------------------------------------------------------------------------------
Top Industries (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of
                         investments
Financial                   95.0%
Consumer Cyclical            4.9%
Technology                   0.1%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Sector investing entails special risks as discussed in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Specialty Real Estate investment category.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment LLC                                J. Forrelli/J. Leu
 Capital Guardian Trust Company                                Management Team

 The Managed Fund is a multi-manager fund with two sub-advisers, each of which employs its own investment approach and independently manages its portion of the Fund. The two managers employ a distinct and complementary investment strategy. The multi-manager approach seeks to produce more consistent investment returns over market cycles and to reduce the risk of any one manager or strategy being out of favor in certain market environments.
 Independence has a normal target mix of 60% stocks and 40% bonds and selects stocks and bonds using a combination of fundamental equity research and quantitative tools. Capital Guardian has a normal target of 70% stocks and 30% bonds and selects stocks and bonds using a fundamental, research-driven approach. Capital Guardian also employs a multiple-manager approach by which each portfolio manager and the research analysts as a group each manage a separate portion of the portfolio to capture the highest conviction ideas of the investment team.
 As of June 30, 2001, II LLC managed approximately 81.80% and Capital Guardian managed approximately 18.20% of the Fund's assets. The Fund returned -1.73% compared to -2.44% for the benchmark year-to-date.

Independence Investment LLC
 In the second quarter, the equity market outperformed the fixed income market for the first time since the fourth quarter of 1999. Your balanced portfolio performed very well for the quarter, returning 4.63% net, outperforming its benchmark. Equities contributed the vast majority of the return and the sectors that added the most value this quarter were Technology, Financials and Consumer Non-Cyclicals. On the negative side, stock selection within Retail and Health Care detracted from performance. The Fixed Income portion of the account had a negligible return for the quarter as bond investors became fearful that aggressive interest rate cuts by the Federal Reserve might reignite inflation in 2002.
 The worldwide economies are clearly struggling. The U.S. will likely show negative growth in the current quarter as businesses reign in spending and investment. European economies slowed considerably this quarter and Japan appears to have entered another recession. Investors are looking past the slowdown and focusing instead on the potential rebound over the coming months. The consumer has remained quite resilient during this slowdown. The Federal Reserve has aggressively cut interest rates and consumers will be receiving tax rebate checks in the third quarter. Inflation is clearly coming down as energy prices have weakened. We continue to overweight equities in your portfolio. We believe the economy is in the process of bottoming and companies will once again grow earnings at their historical 5% to 10% rate in 2002. We favor industrial and basic material companies that will have significant leverage with a global economic recovery and falling energy prices over the coming quarters. However, investors must be patient, waiting to see tangible evidence of the economic recovery over the remainder of the year.

Capital Guardian Trust Company
 Our overweight position in U.S. large caps was helpful to returns in two ways: large-cap indices provided solid returns, and relative outperformance was strong within the large-cap portfolios we manage. Good stock selection was also beneficial, as was our overweight position in technology stocks. We fully participated in April's bounce in NASDAQ-type names, and we were able to trim some of these positions on strength. On the bond side, results for the portfolios we manage were helped by our overweight position in corporate securities. Our participation in a number of new corporate issues was also beneficial.
 We are continuing to overweight equities. The upcoming tax refunds and the easing monetary policy should provide the economy with a shot in the arm, though the timing of a recovery will be hard to call. In the technology and telecommunications areas, many companies have lowered production below the level of demand in order to bring down excess inventories. Once inventory levels are reduced, production will have to pick up to meet current demand, and that should boost market sentiment. With the technology sector having reaffirmed its cyclical nature, however, investors are not likely to support the high multiples these stocks enjoyed in recent years. Looking at fixed income, corporate securities still look undervalued relative to Treasuries, but less so now that spreads have tightened. We continue to hold our high-conviction corporate issues, with an emphasis on triple-B credits, though we may begin to sell some of the more generic names represented in the index. We are now overweighted in the mortgage sector for the first time in years. Mortgage-backed securities look increasingly attractive now that rates appear to have bottomed and prepayment risk has been reduced.

                                                     Inception: March 29, 1986

 Managed Fund
 Independence Investment LLC                                 J. Forelli/J. Leu
 Capital Guardian Trust Company                                Management Team

                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 7/1/91
(10-Year Period)
             Date                Managed Fund            Managed Benchmark(1)
             ----                ------------            --------------------
           7/1/1991                 10,000                    10,000
          7/31/1991                 10,237                    10,297
          8/31/1991                 10,482                    10,536
          9/30/1991                 10,512                    10,559
         10/31/1991                 10,643                    10,676
         11/30/1991                 10,500                    10,514
         12/31/1991                 11,215                    11,292
          1/31/1992                 11,041                    11,103
          2/29/1992                 11,119                    11,203
          3/31/1992                 10,977                    11,062
          4/30/1992                 11,209                    11,257
          5/31/1992                 11,368                    11,397
          6/30/1992                 11,402                    11,398
          7/31/1992                 11,719                    11,773
          8/31/1992                 11,631                    11,707
          9/30/1992                 11,777                    11,854
         10/31/1992                 11,666                    11,784
         11/30/1992                 11,898                    11,978
         12/31/1992                 12,080                    12,160
          1/31/1993                 12,236                    12,337
          2/28/1993                 12,422                    12,549
          3/31/1993                 12,646                    12,706
          4/30/1993                 12,457                    12,599
          5/31/1993                 12,644                    12,767
          6/30/1993                 12,833                    12,933
          7/31/1993                 12,819                    12,943
          8/31/1993                 13,252                    13,339
          9/30/1993                 13,303                    13,314
         10/31/1993                 13,457                    13,476
         11/30/1993                 13,329                    13,336
         12/31/1993                 13,482                    13,447
          1/31/1994                 13,797                    13,772
          2/28/1994                 13,432                    13,436
          3/31/1994                 13,037                    12,980
          4/30/1994                 13,105                    13,011
          5/31/1994                 13,107                    13,104
          6/30/1994                 12,977                    12,927
          7/31/1994                 13,268                    13,271
          8/31/1994                 13,475                    13,545
          9/30/1994                 13,191                    13,279
         10/31/1994                 13,248                    13,424
         11/30/1994                 13,043                    13,165
         12/31/1994                 13,181                    13,304
          1/31/1995                 13,429                    13,605
          2/28/1995                 13,831                    14,027
          3/31/1995                 14,012                    14,282
          4/30/1995                 14,323                    14,589
          5/31/1995                 14,872                    15,183
          6/30/1995                 15,090                    15,423
          7/31/1995                 15,330                    15,650
          8/31/1995                 15,514                    15,772
          9/30/1995                 15,973                    16,183
         10/31/1995                 16,004                    16,274
         11/30/1995                 16,518                    16,765
         12/31/1995                 16,753                    17,044
          1/31/1996                 17,011                    17,390
          2/29/1996                 16,940                    17,289
          3/31/1996                 16,959                    17,299
          4/30/1996                 16,993                    17,367
          5/31/1996                 17,197                    17,575
          6/30/1996                 17,361                    17,730
          7/31/1996                 16,981                    17,356
          8/31/1996                 17,126                    17,519
          9/30/1996                 17,664                    18,167
         10/31/1996                 18,094                    18,628
         11/30/1996                 18,788                    19,508
         12/31/1996                 18,548                    19,207
          1/31/1997                 18,987                    19,814
          2/28/1997                 19,053                    19,915
          3/31/1997                 18,609                    19,382
          4/30/1997                 19,112                    20,103
          5/31/1997                 19,667                    20,814
          6/30/1997                 20,199                    21,403
          7/31/1997                 21,341                    22,580
          8/31/1997                 20,737                    21,826
          9/30/1997                 21,434                    22,595
         10/31/1997                 21,220                    22,398
         11/30/1997                 21,728                    22,976
         12/31/1997                 22,023                    23,293
          1/31/1998                 22,267                    23,579
          2/28/1998                 23,278                    24,582
          3/31/1998                 24,139                    25,368
          4/30/1998                 24,302                    25,571
          5/31/1998                 24,223                    25,405
          6/30/1998                 24,904                    26,111
          7/31/1998                 24,647                    25,965
          8/31/1998                 22,339                    23,883
          9/30/1998                 23,107                    25,024
         10/31/1998                 24,336                    26,193
         11/30/1998                 25,352                    27,204
         12/31/1998                 26,519                    28,178
          1/31/1999                 26,922                    28,964
          2/28/1999                 26,189                    28,222
          3/31/1999                 26,747                    28,962
          4/30/1999                 27,517                    29,671
          5/31/1999                 27,082                    29,146
          6/30/1999                 28,044                    30,079
          7/31/1999                 27,456                    29,465
          8/31/1999                 27,284                    29,371
          9/30/1999                 26,938                    29,024
         10/31/1999                 27,980                    30,168
         11/30/1999                 28,159                    30,536
         12/31/1999                 28,933                    31,556
          1/31/2000                 27,851                    30,562
          2/29/2000                 27,472                    30,363
          3/31/2000                 29,451                    32,306
          4/30/2000                 29,015                    31,686
          5/31/2000                 28,763                    31,290
          6/30/2000                 29,284                    32,013
          7/31/2000                 29,127                    31,830
          8/31/2000                 30,459                    33,202
          9/30/2000                 29,519                    32,233
         10/31/2000                 29,672                    32,236
         11/30/2000                 28,419                    30,924
         12/31/2000                 28,940                    31,246
          1/31/2001                 29,667                    32,114
          2/28/2001                 28,264                    30,470
          3/31/2001                 27,181                    29,373
          4/30/2001                 28,700                    30,692
          5/31/2001                 28,890                    30,888
          6/30/2001                 28,439                    30,484

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments

Federal National Mortgage Assoc.                 14.7%               11.7%
U.S. Treasury                                     3.4%                3.3%
General Electric Co.                              2.6%                3.3%
Pfizer, Inc.                                      2.6%                0.6%
Microsoft Corp.                                   2.4%                3.6%
Citigroup, Inc.                                   2.2%                2.4%
Exxon Mobil Corp.                                 1.7%                1.0%
AOL Time Warner, Inc.                             1.5%                N/A
Verizon Communications                            1.3%                N/A
International Business Machines Corp.             1.2%                1.5%

Average Annual Total Returns*
------------------------------------------------------------------------------
                                         Managed        Managed    MorningStar
                                           Fund       Benchmark(1) Peer Group+
                                       -----------   ------------- -----------
YTD**                                     -1.73%        -2.44%       -2.16%
1 Year                                    -2.89         -4.78        -1.04
3 Years                                    4.52          5.30         4.46
5 Years                                   10.37         11.45        10.20
10 Years                                  11.02         11.49        10.95
------------------------------------------------------------------------------
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                   % of
                         investments                            investments
Governmental                19.9%        Capital Equipment          6.6%
Financial                   19.3%        Retail                     5.6%
Technology                  14.5%        Utility                    5.5%
Health Care                  9.5%        Energy                     5.1%
Consumer Cyclical            7.1%        Consumer Staple            3.9%

   (1) The Managed Benchmark represents 50% S&P 500/50% Lehman Brothers Government/Corporate Bond from April 1986 to December 1997, then 60% S&P 500/40% Lehman Brothers Government/Corporate Bond from 1998 to April 1998, and now 60% S&P 500/40% Lehman Brothers Aggregate Bond from May 1998 to present.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Domestic Hybrid investment category.

                                                    Inception: August 31, 1999

 Aggressive Balanced Fund
 Independence Investment LLC                                 J. Forelli/J. Leu

 In the second quarter, the equity market outperformed the fixed income market for the first time since the fourth quarter of 1999. Your balanced portfolio performed very well for the quarter, returning 5.30% net, outperforming its benchmark. Equities contributed the vast majority of the return and the sectors that added the most value this quarter were Technology, Financials and Consumer Non-Cyclicals. On the negative side, stock selection within Retail and Health Care detracted from performance. The Fixed Income portion of the account had a negligible return for the quarter as bond investors became fearful that aggressive interest rate cuts by the Federal Reserve might reignite inflation in 2002.
 The worldwide economies are clearly struggling. The U.S. will likely show negative growth in the current quarter as businesses reign in spending and investment. European economies slowed considerably this quarter and Japan appears to have entered another recession. Investors are looking past the slowdown and focusing instead on the potential rebound over the coming months. The consumer has remained quite resilient during this slowdown. The Federal Reserve has aggressively cut interest rates and consumers will be receiving tax rebate checks in the third quarter. Inflation is clearly coming down as energy prices have weakened. We continue to overweight equities in your portfolio. We believe the economy is in the process of bottoming and companies will once again grow earnings at their historical 5% to 10% rate in 2002. We favor industrial and basic material companies that will have significant leverage with a global economic recovery and falling energy prices over the coming quarters. However, investors must be patient, waiting to see tangible evidence of the economic recovery over the remainder of the year.


                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 8/31/99
(Fund Inception Date)
                           Aggressive           Aggressive
                            Balanced             Balanced
         Date                 Fund             Benchmark(1)
         ----              ----------           ----------
       8/31/1999             10,000               10,000
       9/30/1999              9,830                9,823
      10/31/1999             10,274               10,298
      11/30/1999             10,383               10,455
      12/17/1999             10,709               10,905
       1/31/2000             10,222               10,485
       2/29/2000             10,011               10,367
       3/31/2000             10,876               11,162
       4/30/2000             10,679               10,902
       5/31/2000             10,611               10,733
       6/30/2000             10,782               10,988
       7/31/2000             10,730               10,884
       8/31/2000             11,341               11,431
       9/30/2000             10,895               10,997
      10/31/2000             10,990               10,980
      11/30/2000             10,417               10,376
      12/31/2000             10,553               10,462
       1/31/2001             10,816               10,783
       2/28/2001             10,150               10,070
       3/31/2001              9,632                9,603
       4/30/2001             10,319               10,153
       5/31/2001             10,358               10,219
       6/30/2001             10,142               10,042

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
--
                                                  % of          six months ago
                                               investments     % of investments
Federal National Mortgage Assoc.                 12.7%                4.5%
General Electric Co.                              4.1%                1.3%
Citigroup, Inc.                                   3.2%                1.5%
U.S. Treasury                                     3.1%                3.3%
Microsoft Corp.                                   3.0%                2.2%
Pfizer, Inc.                                      2.6%                0.3%
AOL Time Warner, Inc.                             2.1%                N/A
Exxon Mobil Corp.                                 2.1%                0.5%
Verizon Communications                            1.9%                N/A
International Business Machines Corp.             1.7%                0.9%

Average Annual Total Returns*
------------------------------------------------------------------------------
--
                            Aggressive          Aggressive     MorningStar
                             Balanced            Balanced         Peer
                               Fund             Benchmark(1)     Group+
                           -------------        ------------   ------------
YTD**                         -3.89%               -4.02%         -2.16%
1 Year                        -6.00                -8.61          -1.04
Since Inception (8/31/99)      0.74                 0.23           N/A
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
--
                            % of                                        % of
                         investments                                investments
Technology                  18.6%          Retail                       7.4%
Governmental                16.2%          Consumer Cyclical            6.6%
Financial                   14.2%          Energy                       5.7%
Health Care                 10.1%          Utility                      4.8%
Capital Equipment            7.9%          Consumer Staple              4.6%


   (1) The benchmark represents 75% S&P 500 and 25% Lehman Brothers Aggregate Bond Index.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Domestic Hybrid investment category.

                                                        Inception: May 1, 1996

 Global Balanced Fund
 Capital Guardian Trust Company                                Management Team

 For the quarter ended June 30, 2001, the VST Global Balanced Fund returned 2.39%, beating the blended benchmark return (60% MSCI World/40% Salomon Brothers World Government Bond Index) of 1.08%.
 Our overweight position in U.S. large-cap equities was beneficial to returns. Among the asset classes we allocate to, U.S. large caps provided the best returns. Furthermore, relative performance was good for our U.S. large-cap portfolios. Overweighting emerging markets equities and underweighting non-U.S. small caps also helped returns. Hindering returns were our overweight positions in non-U.S. large caps and non-U.S. bonds.
 We think active stock selection will beat bond returns in the coming months and we are overweight most equity categories. Among the large-cap allocations, we favor both U.S. and non-U.S. stocks. Interest rates have come down more in the U.S. than elsewhere, and while the capitalization-weighted P/E for the S&P 500 remains high, valuations are reasonable outside the largest stocks in the index. The U.S. economy was first to slow and may be the first to regain momentum. Longer term, however, lower valuations, more room for improvement in profitability, and eventually a weaker dollar, should give non-U.S. equities an edge.
 Looking at fixed income, we think we are near the end of the Federal Reserve's easing cycle and we would be surprised to see the bond rally go much further. We continue to favor non-U.S. bonds over those in the U.S. While Europe has followed the U.S. in a pattern of slowing economic growth, European bonds have not rallied as much as their U.S. counterparts. Similarly, the ECB has been slow to cut short-term interest rates, resulting in Europe having higher short-term rates than the U.S. for the first time in years. Across the yield curve there seems to be more room for improvement in Europe than in the U.S.


                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 5/1/96
(Fund Inception Date)
                           Global Balanced       Global Balanced
          Date                  Fund           Composite Benchmark(1)
          ----             ---------------     ----------------------
        5/01/1996               9,992                 9,892
        6/30/1996              10,055                 9,940
        7/31/1996               9,956                 9,849
        8/31/1996              10,007                 9,898
        9/30/1996              10,257                10,068
       10/31/1996              10,315                10,085
       11/30/1996              10,678                10,397
       12/31/1996              10,673                10,280
        1/31/1997              10,509                 9,927
        2/28/1997              10,624                 9,986
        3/31/1997              10,568                 9,972
        4/30/1997              10,507                 9,942
        5/31/1997              11,089                10,498
        6/30/1997              11,433                10,909
        7/31/1997              11,471                10,941
        8/31/1997              10,986                10,435
        9/30/1997              11,471                10,907
       10/31/1997              11,127                10,460
       11/30/1997              10,967                10,291
       12/31/1997              10,955                10,320
        1/31/1998              11,195                10,632
        2/28/1998              11,630                11,136
        3/31/1998              11,807                11,311
        4/30/1998              11,952                11,457
        5/31/1998              11,952                11,413
        6/30/1998              11,914                11,439
        7/31/1998              11,962                11,494
        8/31/1998              11,270                10,652
        9/30/1998              11,434                10,701
       10/31/1998              12,220                11,596
       11/30/1998              12,442                11,898
       12/31/1998              12,925                12,314
        1/31/1999              12,913                12,250
        2/28/1999              12,390                11,901
        3/31/1999              12,557                12,234
        4/30/1999              12,777                12,571
        5/31/1999              12,313                12,072
        6/30/1999              12,412                12,279
        7/31/1999              12,784                12,662
        8/31/1999              12,771                12,716
        9/30/1999              12,780                12,890
       10/31/1999              12,911                13,211
       11/30/1999              12,991                13,450
       12/31/1999              13,586                14,251
        1/31/2000              12,794                13,540
        2/29/2000              12,819                13,718
        3/31/2000              13,194                14,254
        4/30/2000              12,656                13,557
        5/31/2000              12,722                13,373
        6/30/2000              12,990                13,781
        7/31/2000              12,724                13,448
        8/31/2000              12,891                13,699
        9/30/2000              12,570                13,216
       10/31/2000              12,497                13,014
       11/30/2000              11,946                12,645
       12/31/2000              12,352                12,949
        1/31/2001              12,722                13,093
        2/28/2001              12,056                12,428
        3/31/2001              11,553                11,797
        4/30/2001              12,268                12,305
        5/31/2001              12,111                12,198
        6/30/2001              11,830                11,925
        6/30/2001              11,830                11,925
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
U.S. Treasury                                    10.2%                N/A
Netherlands Government                            6.7%                N/A
Federal Republic of Germany                       3.3%                1.9%
Federal National Mortgage Assoc.                  2.5%                N/A
AstraZeneca Group PLC                             2.1%                0.3%
Government of Japan                               1.9%                5.6%
Kingdom of Spain                                  1.7%                N/A
Nokia Oyj                                         1.4%                0.9%
International-American Development Band           1.3%                N/A
Asian Development Bank                            1.2%                N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                         Global Balanced      Global Balanced       MorningStar
                              Fund         Composite Benchmark(1)   Peer Group+
                         ---------------   ----------------------   ----------
-
YTD**                         -4.23%               -7.91%              -6.01%
1 Year                        -8.93               -13.47               -5.84
3 Years                       -0.24                 1.40                0.97
5 Years                        3.30                 3.71                6.19
Since Inception (5/01/96)      3.31                 3.47                 N/A
Top Ten Countries (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                        %of
                         investments                                investments
United States               45.9%          Germany                      4.4%
Japan                        9.3%          France                       3.0%
Netherlands                  8.8%          Canada                       2.8%
Supra National               7.1%          Switzerland                  2.4%
United Kingdom               6.5%          Australia                    2.1%


   (1) International Balanced Composite Index: 65% Morgan Stanley Capital International World Index Excluding US, and 35% Salomon Brothers Non-US Govt. Bond Index, unhedged, May 1996 to April 2000, 65% MSCI World / 35% Salomon Brothers World Government Bond, Unhedged, May 2000 to October 2000 and 60% MSCI World / 40% Salomon Brothers World Government Bond, Unhedged, November 2000 to present
     * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities, including investment in initial public offerings, that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
    **  Year-to-date total returns not annualized.
     + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for the sub-accounts of all variable annuity and life products within the Morningstar variable universe having a 60% World Stock, Large Cap, 10% General Bond Intermediate category and a 30% weighting of the International Bond category. Prior to May 2000 (concurrent with the Fund's strategy change), the peer group represents the International Hybrid investment category.

                                                        Inception: May 1, 1994

 Short-Term Bond Fund
 Independence Investment LLC                                           Jay Leu

 The 2nd quarter was certainly very transitional in nature. Early in the quarter, the Fed's easing was the market's primary driver. However, a surprise sudden weakening in economic indicators coupled with severe negative earnings announcements led to widespread questioning of the "V" shaped recovery and an aggressive response from the Federal Reserve in the form of an additional 125 basis point reduction in the funds rate.
 The Investment Grade Corporate sector posted excellent performance again during the quarter, making year to date performance for Corporate bonds one of the best periods in recent memory. Investors have responded positively to the generous yield levels available in the sector, allowing yield spreads to tighten in the face of record issuance. The Lehman 1-3 year Credit index outperformed comparable maturity Treasuries by 44 basis points over the quarter. Initially, industrial and finance issues both outperformed, but the former posted a stronger finish as investors clamored for higher yielding, more cyclical issues later in the quarter.
 The fund posted a total return of 1.38% during the quarter, marginally underperforming its benchmark, which returned 1.45% for the period. The slight lag was a function of the portfolio's exposure to other high quality spread sectors, which posted lower outperformance versus Treasuries for the period. Additionally, the portfolio's lower rated holdings are in the more defensive sectors such as energy, consumer non-cyclical and healthcare, which underperformed the more cyclical issues during the quarter. Securities that posted the best performance include: Gulf Canada, Lehman Brothers, First Union, Household International, Citicorp, Tenet Healthcare, Philip Morris and HCA Inc.
 Spread sectors will likely moderately outperform for the balance of the year. It seems likely that the manic buying and tightening activity (particularly in Corporates) has largely abated. Most of the prospective outperformance will come from "coupon clipping". Defensive sectors will likely lead performance, particularly if growth does not rebound as quickly as the market expects.

                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/94
(Fund Inception Date)

                              Short-Term                 Short-Term
            Date              Bond Fund              Bond Benckmark (1)
            ----              ----------            --------------------
          5/1/1994              10,000                     10,000
         5/31/1994               9,995                     10,013
         6/30/1994              10,010                     10,032
         7/31/1994              10,109                     10,137
         8/31/1994              10,125                     10,171
         9/30/1994              10,076                     10,117
        10/31/1994              10,074                     10,129
        11/30/1994              10,030                     10,074
        12/31/1994              10,030                     10,102
         1/31/1995              10,168                     10,258
         2/28/1995              10,327                     10,431
         3/31/1995              10,366                     10,489
         4/30/1995              10,467                     10,597
         5/31/1995              10,691                     10,844
         6/30/1995              10,772                     10,908
         7/31/1995              10,776                     10,935
         8/31/1995              10,844                     11,011
         9/30/1995              10,889                     11,072
        10/31/1995              10,992                     11,181
        11/30/1995              11,094                     11,300
        12/31/1995              11,185                     11,400
         1/31/1996              11,277                     11,502
         2/29/1996              11,185                     11,420
         3/31/1996              11,145                     11,385
         4/30/1996              11,118                     11,374
         5/31/1996              11,126                     11,381
         6/30/1996              11,210                     11,476
         7/31/1996              11,242                     11,516
         8/31/1996              11,261                     11,544
         9/30/1996              11,394                     11,669
        10/31/1996              11,526                     11,827
        11/30/1996              11,612                     11,940
        12/31/1996              11,594                     11,910
         1/31/1997              11,646                     11,964
         2/28/1997              11,659                     11,983
         3/31/1997              11,633                     11,954
         4/30/1997              11,731                     12,068
         5/31/1997              11,810                     12,154
         6/30/1997              11,891                     12,248
         7/31/1997              12,055                     12,426
         8/31/1997              12,036                     12,408
         9/30/1997              12,143                     12,522
        10/31/1997              12,241                     12,636
        11/30/1997              12,242                     12,663
        12/31/1997              12,330                     12,758
         1/31/1998              12,463                     12,906
         2/28/1998              12,462                     12,903
         3/31/1998              12,509                     12,952
         4/30/1998              12,565                     13,013
         5/31/1998              12,624                     13,089
         6/30/1998              12,678                     13,155
         7/31/1998              12,734                     13,216
         8/31/1998              12,868                     13,339
         9/30/1998              13,004                     13,523
        10/31/1998              12,993                     13,554
        11/30/1998              13,023                     13,591
        12/31/1998              13,053                     13,645
         1/31/1999              13,078                     13,721
         2/28/1999              13,037                     13,673
         3/31/1999              13,110                     13,781
         4/30/1999              13,151                     13,841
         5/31/1999              13,122                     13,824
         6/30/1999              13,159                     13,867
         7/31/1999              13,187                     13,896
         8/31/1999              13,230                     13,927
         9/30/1999              13,326                     14,028
        10/31/1999              13,367                     14,079
        11/30/1999              13,411                     14,120
        12/31/1999              13,435                     14,139
         1/31/2000              13,440                     14,146
         2/29/2000              13,524                     14,248
         3/31/2000              13,595                     14,318
         4/30/2000              13,634                     14,329
         5/31/2000              13,683                     14,380
         6/30/2000              13,839                     14,536
         7/31/2000              13,924                     14,629
         8/31/2000              14,027                     14,741
         9/30/2000              14,153                     14,856
        10/31/2000              14,186                     14,936
        11/30/2000              14,333                     15,081
        12/31/2000              14,505                     15,266
         1/31/2001              14,704                     15,501
         2/28/2001              14,826                     15,625
         3/31/2001              14,934                     15,753
         4/30/2001              14,980                     15,809
         5/31/2001              15,065                     15,918
         6/30/2001              15,124                     15,983

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                 % of          six months ago
                                              investments     % of investments
Federal National Mortgage Assoc.                20.6%                2.8%
U.S. Treasury                                   13.6%                1.9%
Quebec Province Canada                           3.6%                N/A
Premier Auto Trust                               3.1%                N/A
General Electric Capital Corp.                   3.1%                N/A
Province of Ontario                              2.9%                N/A
Ford Motor Credit Co.                            2.4%                1.4%
Ford Credit Auto Owner Trust                     2.4%                N/A
Residential Funding and Mortgage Sec.            2.2%                N/A
Household Finance Corp.                          1.9%                0.9%

Average Annual Total Returns*
------------------------------------------------------------------------------
                           Short-Term           Short-Term         MorningStar
                            Bond Fund        Bond Benchmark(1)     Peer Group+
                         ---------------   ---------------------   -----------
YTD**                          4.23%               4.69%               3.50%
1 Year                         9.26                9.95                8.40
3 Years                        6.05                6.70                5.45
5 Years                        6.17                6.85                6.51
Since Inception (5/1/94)       5.94                6.76                 N/A

Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                            Duration
Short Term              4.64%             (less than) 1 Year        33.27%
AAA                    48.91%             1-3 Years                 52.35%
AA                      5.79%             3-5 Years                 13.97%
A                      26.19%             5-10 Years                  .41%
BBB                    13.71%
BB                       .76%

   (1) Short-Term Bond Index represents the Merrill Lynch 1-5 year Government Bond from May 1994 to April 1998, 65% Lehman Brothers 1-3 year Credit Bond. 35% Lehman Brothers 1-3 year Government Index, May 1998 to present.
     * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
    **  Year-to-date total returns not annualized.
     + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Short-Term Bond Investment category. Prior to May 1998 (concurrent with the Fund's strategy change), the peer group represents the Short Term Government Bond category.

                                                        Inception: May 1, 1998

 Bond Index Fund
 Mellon Bond Associates, LLP                                    Gregory Curran


 The fund continues to meet its investment objective of matching the performance of the benchmark index. The benchmark includes U.S. dollar-based, fixed-coupon debt from the U.S. Government, its agencies, including mortgage backed securities, and investment-grade credit securities. Performance net of fees for the portfolio was 0.45% for the second quarter, 10.98% for the year ending June and 6.06% (annualized) since inception in May 1998. Corresponding returns for the benchmark(/1/) were 0.56%, 11.29% and 6.40%. The fund uses a representative sample of issues selected through proprietary quantitative techniques. Selected issues have the best risk-adjusted expected return and, as a group, match the characteristics of the 6,400 issues in the Index including price sensitivity, sector, industry, coupon, and credit quality exposures. An indexed portfolio typically eliminates many risks associated with active management and has lower fees and expenses.
 The benchmark conversion from the Lehman Government Credit Index to the Lehman Aggregate Index occurred during the first quarter and was fine tuned in the second quarter. The Aggregate Index outperformed the Government Credit Index by 26 basis points (0.26%) this quarter while taking on less interest rate and credit risk. The effective duration of the Aggregate Index was 4.75 at quarter end while the Government Credit Index was 5.47. The inclusion of mortgage backed securities in the Aggregate Index results in a lower effective duration because mortgage holders have the option to prepay their mortgages, either because they refinance, move or simply pay off the loan. This prepayment is passed on to investors in the form of returned principal, causing the average maturity to be shorter than the typical 15 year or 30 year final maturity.

                             Historical Fund Return
                                    [GRAPH]
$10,000
Investment made 5/1/98
(Fund Inception Date)

           Date           Bond Index Fund     Bond Index Benchmark(1)
           ----           ---------------     -----------------------
         5/01/1998             10,000                 10,000
         5/31/1998             10,102                 10,107
         6/30/1998             10,211                 10,210
         7/31/1998             10,220                 10,218
         8/31/1998             10,461                 10,418
         9/30/1998             10,757                 10,715
        10/31/1998             10,689                 10,639
        11/30/1998             10,703                 10,703
        12/31/1998             10,720                 10,729
         1/31/1999             10,795                 10,805
         2/28/1999             10,521                 10,548
         3/31/1999             10,584                 10,601
         4/30/1999             10,609                 10,627
         5/31/1999             10,485                 10,518
         6/30/1999             10,450                 10,485
         7/31/1999             10,420                 10,456
         8/31/1999             10,414                 10,447
         9/30/1999             10,497                 10,541
        10/31/1999             10,514                 10,569
        11/30/1999             10,513                 10,562
        12/31/1999             10,445                 10,498
         1/31/2000             10,425                 10,495
         2/29/2000             10,551                 10,626
         3/31/2000             10,713                 10,779
         4/30/2000             10,666                 10,726
         5/31/2000             10,640                 10,717
         6/30/2000             10,855                 10,935
         7/31/2000             10,957                 11,051
         8/31/2000             11,123                 11,207
         9/30/2000             11,165                 11,250
        10/31/2000             11,245                 11,320
        11/30/2000             11,445                 11,514
        12/31/2000             11,678                 11,741
         1/31/2001             11,840                 11,938
         2/28/2001             11,942                 12,042
         3/31/2001             11,993                 12,102
         4/30/2001             11,938                 12,051
         5/31/2001             12,008                 12,124
         6/30/2001             12,047                 12,170
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                              % of          six months ago
                                           investments     % of investments
U.S. Treasury                                24.0%              27.7%
Federal National Mortgage Assoc.             18.2%               2.9%
Federal Home Loan Mortgage Corp.             17.0%               3.7%
Government National Mortgage Assoc.           8.1%               N/A
Federal Home Loan Bank                        2.5%               0.4%
Morgan Stanley Capital, Inc.                  1.5%               N/A
General Motors Acceptance Corp.               1.0%               0.5%
Associates Corp. of North America             0.9%               N/A
Federal Home Loan Bank Discount Note          0.8%               N/A
Province of Ontario                           0.6%               0.3%
Average Annual Total Returns*
------------------------------------------------------------------------------
                                   Bond Index    Bond Index    MorningStar
                                      Fund      Benchmark(1)   Peer Group+
                                   -----------  ------------   -----------
YTD**                                 3.16%        3.65%          3.17%
1 Year                               10.98        11.29           8.66
3 Years                               5.67         6.03           4.75
Since Inception (5/1/98)              6.06         6.40           N/A
Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                            Duration
Short Term                 0.50%       less than 1 Year         4.50%
AAA                       75.00%               1-3 Years       12.40%
AA                         6.40%               3-5 Years       17.80%
A                         10.10%              5-10 Years       49.80%
BBB                        8.00%   greater than 10 Years       15.50%

   (1) The benchmark is the Lehman Government Credit Index from May 1998 through January 2001, linked to the Lehman Aggregate Index from February 2001 going forward.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   ** Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data are as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a General Bond Intermediate High Quality investment category.

                                                     Inception: March 29, 1986

 Active Bond Fund
 John Hancock Advisers, Inc.                                          James Ho

 During the quarter, the portfolio gained 0.93%, outperforming the Lehman Aggregate Index at 0.56% by 37 basis points.
 The portfolio's overweight position in investment grade corporate bonds and underweight position in Treasuries relative to the index added to performance results during the quarter.
 As high yield bonds were the worst performing sector during the period, the portfolio's overweight position relative to the index detracted from performance results. Year-to-date, however, the portfolio's overweighting in high yield bonds has added to performance results.
 In the near-term, we will continue to maintain above average liquidity in the portfolio, with an overweight position in better quality, more defensive names. Very recently, we've included some of the economically sensitive sectors, such as autos and financials, though the move has not been a dramatic one. We will maintain our slightly shorter duration position, as we expect the yield curve to flatten as the economy improves. We'll continue to look for attractive values among lower-rated investment grade issues. Our slight underweighting in mortgage securities is likely to remain constant, and we are beginning to emphasize more defensive securities with higher coupons of between 7% and 7.5%. We have increased our emerging market position slightly and continue to look closely at this sector as it may present opportunities in the near-term, especially if the U.S. economy rebounds.

                                     [GRAPH]
                             Historical Fund Return
$10,000
Investment made 7/1/91
(10-Year Period)
          Date              Active Bond Fund        Active Bond Benchmark(1)
          ----              ----------------        ------------------------
        7/1/1991                 10,000                      10,000
       7/31/1991                 10,107                      10,126
       8/31/1991                 10,337                      10,359
       9/30/1991                 10,547                      10,575
      10/31/1991                 10,650                      10,670
      11/30/1991                 10,739                      10,776
      12/31/1991                 11,074                      11,139
       1/31/1992                 10,967                      10,975
       2/29/1992                 10,996                      11,033
       3/31/1992                 10,968                      10,972
       4/30/1992                 11,039                      11,038
       5/31/1992                 11,223                      11,252
       6/30/1992                 11,369                      11,417
       7/31/1992                 11,643                      11,710
       8/31/1992                 11,770                      11,814
       9/30/1992                 11,928                      11,975
      10/31/1992                 11,783                      11,791
      11/30/1992                 11,746                      11,781
      12/31/1992                 11,923                      11,983
       1/31/1993                 12,136                      12,245
       2/28/1993                 12,388                      12,499
       3/31/1993                 12,456                      12,542
       4/30/1993                 12,534                      12,638
       5/31/1993                 12,527                      12,632
       6/30/1993                 12,784                      12,919
       7/31/1993                 12,892                      13,001
       8/31/1993                 13,165                      13,300
       9/30/1993                 13,230                      13,347
      10/31/1993                 13,244                      13,402
      11/30/1993                 13,144                      13,250
      12/31/1993                 13,206                      13,309
       1/31/1994                 13,398                      13,508
       2/28/1994                 13,153                      13,214
       3/31/1994                 12,873                      12,890
       4/30/1994                 12,759                      12,783
       5/31/1994                 12,737                      12,760
       6/30/1994                 12,724                      12,731
       7/31/1994                 12,930                      12,985
       8/31/1994                 12,961                      12,990
       9/30/1994                 12,810                      12,794
      10/31/1994                 12,789                      12,780
      11/30/1994                 12,765                      12,757
      12/31/1994                 12,867                      12,841
       1/31/1995                 13,112                      13,088
       2/28/1995                 13,425                      13,392
       3/31/1995                 13,530                      13,481
       4/30/1995                 13,726                      13,669
       5/31/1995                 14,317                      14,241
       6/30/1995                 14,439                      14,355
       7/31/1995                 14,377                      14,299
       8/31/1995                 14,543                      14,482
       9/30/1995                 14,689                      14,630
      10/31/1995                 14,928                      14,845
      11/30/1995                 15,152                      15,090
      12/31/1995                 15,382                      15,312
       1/31/1996                 15,473                      15,407
       2/29/1996                 15,175                      15,080
       3/31/1996                 15,083                      14,954
       4/30/1996                 15,006                      14,850
       5/31/1996                 15,003                      14,825
       6/30/1996                 15,155                      15,024
       7/31/1996                 15,203                      15,058
       8/31/1996                 15,214                      15,022
       9/30/1996                 15,490                      15,290
      10/31/1996                 15,819                      15,646
      11/30/1996                 16,067                      15,934
      12/31/1996                 16,013                      15,757
       1/31/1997                 16,073                      15,776
       2/28/1997                 16,149                      15,809
       3/31/1997                 15,978                      15,621
       4/30/1997                 16,196                      15,849
       5/31/1997                 16,378                      15,996
       6/30/1997                 16,593                      16,188
       7/31/1997                 17,090                      16,684
       8/31/1997                 16,923                      16,497
       9/30/1997                 17,197                      16,756
      10/31/1997                 17,345                      17,024
      11/30/1997                 17,441                      17,114
      12/31/1997                 17,632                      17,294
       1/31/1998                 17,874                      17,538
       2/28/1998                 17,859                      17,503
       3/31/1998                 17,960                      17,557
       4/30/1998                 18,047                      17,645
       5/31/1998                 18,208                      17,833
       6/30/1998                 18,382                      18,015
       7/31/1998                 18,417                      18,030
       8/31/1998                 18,598                      18,381
       9/30/1998                 19,024                      18,907
      10/31/1998                 18,846                      18,773
      11/30/1998                 19,027                      18,885
      12/31/1998                 19,084                      18,931
       1/31/1999                 19,259                      19,065
       2/28/1999                 18,864                      18,611
       3/31/1999                 18,999                      18,704
       4/30/1999                 19,058                      18,751
       5/31/1999                 18,852                      18,558
       6/30/1999                 18,805                      18,501
       7/31/1999                 18,767                      18,449
       8/31/1999                 18,730                      18,434
       9/30/1999                 18,897                      18,600
      10/31/1999                 18,935                      18,669
      11/30/1999                 19,002                      18,667
      12/31/1999                 18,904                      18,577
       1/31/2000                 18,825                      18,516
       2/29/2000                 19,037                      18,740
       3/31/2000                 19,229                      18,987
       4/30/2000                 19,155                      18,932
       5/31/2000                 19,138                      18,923
       6/30/2000                 19,540                      19,316
       7/31/2000                 19,696                      19,492
       8/31/2000                 19,995                      19,775
       9/30/2000                 20,107                      19,899
      10/31/2000                 20,214                      20,031
      11/30/2000                 20,483                      20,359
      12/31/2000                 20,880                      20,738
       1/31/2001                 21,222                      21,076
       2/28/2001                 21,398                      21,259
       3/31/2001                 21,497                      21,366
       4/30/2001                 21,421                      21,276
       5/31/2001                 21,569                      21,404
       6/30/2001                 21,636                      21,485

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
--
                                              % of             six months ago
                                           investments        % of investments
Government National Mortgage Assoc.           17.6%                21.5%
Federal National Mortgage Assoc.              13.7%                10.2%
U.S. Treasury                                  7.8%                17.9%
Amresco Residential Securities                 1.0%                 1.0%
GMAC Commercial Mortgage Securities, Inc.      1.0%                 1.3%
UCFC Home Equity Loan                          0.9%                 1.5%
Household Financial Corp.                      0.9%                 N/A
Cleveland Electric Illuminating Co.            0.8%                 0.8%
New York Life Insurance Co.                    0.7%                 0.7%
CSC Holdings, Inc.                             0.7%                 0.3%

Average Annual Total Returns*
----------------------------------------------------------------------------
                             Active Bond       Active Bond       MoringStar
                                Fund           Benchmark(1)     Peer Group+
                             ------------      ------------     -----------
YTD**                            3.63%             3.60%            3.17%
1 Year                          10.73             11.23             8.66
3 Years                          5.58              6.05             4.75
5 Years                          7.38              7.42             6.55
10 Years                         8.02              7.75             7.65
Fund Composition (as of June 30, 2001)
----------------------------------------------------------------------------
Credit Quality                         Duration
Short Term              5.90%          less than 1 Year          7.10%
AAA                    43.70%                    1-3 Years       5.50%
AA                      4.10%                    3-5 Years      26.20%
A                      11.40%                    5-10 Years     44.40%
BBB                    23.20%       greater than 10 Years       16.80%
BB                      7.60%
B                       3.20%
NR/NA                    .90%

   (1) The Active Bond Benchmark represents the Lehman Brothers Government/Corporate Bond Index from April 1986 to September 1999 and Lehman Brothers Aggregate Bond Index from October 1999 to present.
     * Total returns are for the period ended June 30, 2001, returns represent past performance, assume reinvestment of all distributions, and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
    **  Year-to-date total returns not annualized.
     + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having an Intermediate Term Bond investment category.

                                                      Inception: June 30, 2000

 Active Bond II Fund (Formerly Core Bond Fund)
 John Hancock Advisers, Inc.                                          James Ho


 Effective January 1, 2001 John Hancock Advisors. Inc. assumed management of the Fund.
 During the quarter the portfolio gained 0.46%, underperforming the Lehman Aggregate Index at 0.56% by 10 basis points.
 The portfolio's overweight position in investment grade corporate bonds and underweight position in Treasuries relative to the index added to performance results during the quarter.
 As high yield bonds were the worst performing sector during the period, the portfolio's overweight position relative to the index detracted from performance results. Year-to-date, however the portfolio's overweighting in high yield bonds has added to performance results.
 In the near-term, we will continue to maintain above average liquidity in the portfolio, with an overweight position in better quality, more defensive names. Very recently, we've included some of the economically sensitive sectors, such as autos and financials, though the move has not been a dramatic one. We will maintain our slightly shorter duration position, as we expect the yield curve to flatten as the economy improves. We'll continue to look for attractive values among lower-rated investment grade issues. Our slight underweighting in mortgage securities is likely to remain constant, and we are beginning to emphasize more defensive securities with higher coupons of between 7% and 7.5%. We have increased our emerging market position slightly and continue to look closely at this sector as it may present opportunities in the near-term, especially if the U.S. economy rebounds.

                                     [GRAPH]
                             Historical Fund Return
$10,000
Investment made 6/30/00
(Fund Inception Date)
                                                           Lehman Brothers
                              Active Bond II                  Aggregate
            Date                   Fund                       Bond Index
            ----               -----------                 ---------------
        6/30/2000                 10,000                        10,000
                                  10,076                        10,091
                                  10,214                        10,237
                                  10,278                        10,302
                                  10,339                        10,370
                                  10,511                        10,540
       12/31/2000                 10,700                        10,736
                                  10,891                        10,911
                                  10,960                        11,006
                                  11,008                        11,061
                                  10,952                        11,014
                                  11,020                        11,080
        6/30/2001                 11,046                        11,123

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
Federal National Mortgage Assoc.                  24.8%             33.2%
U.S. Treasury                                     11.9%             13.6%
Government National Mortgage Assoc.                9.3%              6.7%
Federal Home Loan Mortgage Corp.                   4.3%              3.3%
Target Corp.                                       1.7%              1.7%
General Motors Acceptance Corp.                    1.7%              1.7%
United Airlines                                    1.7%              1.7%
TOSCO Corp.                                        1.7%              1.7%
General Electric Capital Corp.                     1.7%              1.7%
International Speedway Corp.                       1.7%              1.7%
Average Annual Total Returns*
------------------------------------------------------------------------------
                                   Active Bond II  Lehman Brothers  MorningStar
                                        Fund       Aggregate Bond   Peer Group+
                                   --------------  ---------------  ----------
YTD**                                   3.24%           3.60%          3.17%
1 Year                                 10.46           11.23           8.66
Since Inception (6/30/00)              10.46           11.23            N/A
Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                                     Duration

Short Term                           7.20%       less than 1 Year       7.20%
AAA                                 52.90%               1-3 Years     12.20%
AA                                   2.80%               3-5 Years     25.40%
A                                   12.00%              5-10 Years     42.30%
BBB                                 19.10%   greater than 10 Years     12.90%
BB                                   3.30%
B                                    2.40%
NR/NA                                 .30%

    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
     Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a Intermediate Term Bond investment category.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having an Intermediate-Term Bond investment category.

                                                        Inception: May 1, 1998

 High Yield Bond Fund
 Wellington Management Company, LLP                      Crawford/Smith/McEvoy

 During the quarter, the Fund decreased -2.9% compared to a -2.3% return of the Lehman High Yield Index. For the first half of the year, the return on the Fund has been 5.33%, compared to the 3.93% return of the Lehman HY Index.
 The high yield market had an unusual quarter. The Lehman HY Index had a return of -2.3%, trailing the 0.6% return of the Lehman Aggregate (a proxy for investment grade bonds). Yet, while underperforming, the spread of the high yield market still tightened from 763 basis points to 730 basis points over the 10 year US Treasury during the quarter. This phenomenon resulted, in large part, because of the high amount of defaults during the quarter. A high yield issue is removed from the Lehman HY index when it defaults, often reducing the yield of the index since the issue was most likely distressed in the previous months. A period of high defaults can cause the removal of many high-yielding issues, reducing the yield of the market, but not delivering a commensurate return. During the quarter, holdings in 4 issuers defaulted. We continue to hold the securities of these companies based on current depressed valuations, but with a preference of minimizing non-paying securities.
 The second quarter of 2001 saw higher-quality high yield bonds get back to outperforming lower quality high yield bonds by a large margin. Within high yield, lower quality ("B-rated") issues underperformed higher quality bonds ("BB-rated") for the quarter.
 As we look ahead, our strategy remains the same. We will continue to adhere to our long-running preference for issuers that have recurring revenue from repeat customers. To that end, telecommunications and cable continue to be two of the largest industry weightings in the Fund.


                                    [GRAPH]

                            Historical Fund Return

$10,000
Investment made 5/1/98
(Fund Inception Date)

                                                          Lehman Brothers
                                                             High Yield
             Date                  High-Yield Bond Fund      Bond Index
             ----                  --------------------   ---------------
            5/1/1998                     10,000                10,000
           5/31/1998                      9,987                10,035
           6/30/1998                     10,028                10,071
           7/31/1998                     10,075                10,129
           8/31/1998                      9,309                 9,569
           9/30/1998                      9,280                 9,612
          10/31/1998                      9,120                 9,415
          11/30/1998                      9,802                 9,806
          12/31/1998                      9,702                 9,817
           1/31/1999                      9,875                 9,962
           2/28/1999                      9,884                 9,903
           3/31/1999                     10,061                 9,998
           4/30/1999                     10,214                10,192
           5/31/1999                      9,992                10,054
           6/30/1999                      9,989                10,033
           7/31/1999                      9,993                10,073
           8/31/1999                      9,924                 9,961
           9/30/1999                      9,874                 9,889
          10/31/1999                      9,806                 9,824
          11/30/1999                     10,089                 9,940
          12/31/1999                     10,200                10,051
           1/31/2000                     10,132                10,008
           2/29/2000                     10,123                10,027
           3/31/2000                      9,876                 9,817
           4/30/2000                      9,945                 9,832
           5/31/2000                      9,777                 9,731
           6/30/2000                     10,006                 9,930
           7/31/2000                     10,121                10,005
           8/31/2000                     10,203                10,073
           9/30/2000                      9,974                 9,985
          10/31/2000                      9,578                 9,666
          11/30/2000                      9,016                 9,283
          12/31/2000                      9,097                 9,462
           1/31/2001                      9,829                10,171
           2/28/2001                     10,014                10,306
           3/31/2001                      9,866                10,063
           4/30/2001                      9,755                 9,938
           5/31/2001                      9,951                10,117
           6/30/2001                      9,582                 9,834

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                 % of          six months ago
                                              investments     % of investments

Allied Waste North America                        2.0%               N/A
Charter Communications Holdings, LLC              1.9%               0.8%
Nextel Communications, Inc.                       1.9%               1.4%
Time Warner Telecom, Inc.                         1.9%               N/A
Calpine Corp.                                     1.9%               N/A
EchoStar DBS Corp.                                1.9%               1.0%
Amkor Technologies, Inc.                          1.8%               N/A
Fairchild Semiconductor Corp.                     1.7%               0.9%
Alaris Medical Systems, Inc.                      1.6%               N/A
Global Crossing Holdings, Ltd.                    1.6%               0.3%

Average Annual Total Returns*
------------------------------------------------------------------------------
                                      High Yield   L/B High-
Yield   MorningStar
                                      Bond Fund       Bond Index    Peer Group+
                                     ------------ ---------------- -----------
-
YTD**                                   5.33%            3.93%         1.35%
1 Year                                 -4.25            -0.96         -4.14
3 Years                                -1.51            -0.79         -2.32
Since Inception (5/1/98)               -1.34            -0.53          N/A

Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                                     Duration
Short Term                           2.99%       less than 1 Year       2.99%
BBB                                  1.01%               1-3 Years      3.61%
BB                                  27.86%               3-5 Years      9.55%
B                                   58.70%              5-10 Years     81.76%
Below B                              8.80%   greater than 10 Years      1.81%
NR/NA                                 .64%            Equity/Other      0.28%


    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Small-company investing entails special risks as outlined in the prospectus. The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a High Yield investment category.

                                                        Inception: May 1, 1996

 Global Bond Fund
 Capital Guardian Trust Company                                Management Team

 For the quarter ended June 30, 2001, the Global Bond Fund returned (1.59%), which was slightly below the Salomon Brothers World Government Bond Index return of (1.57%).
 Overall, significant spread tightening in credit markets in April and much of May helped relative performance, though government bonds were a drag on absolute returns. We remained overweight in European bonds, which hurt returns, though we hedged some of our euro exposure as the common currency continued to weaken. In Japan, our underweight detracted from performance as yields fell further.
 We began adding mortgage-backed securities in the United States when the diminishing risk of mortgage prepayments made this area attractive as rates fell. High-grade as well as high-yield spreads narrowed after investors anticipated improving corporate profitability in the next six to nine months. A spate of negative earnings preannouncements from technology companies in May and June, however, caused corporates to give back some of their earlier gains. With the Federal Reserve well into its easing cycle and rebates hitting U.S. taxpayers' mailboxes this summer, we believe government yields have entered a bottoming phase and we will begin to see economic activity improve. We do not anticipate maintaining our underweight position on the euro for long as higher real yields in Europe should eventually favor euro-denominated assets over dollar-denominated assets. In Japan, we still see very little upside, with 10-year yields hovering around 1.20% and overnight rates essentially at zero.
 As the U.S. and European economies begin to establish a bottom and investors anticipate longer-term recoveries, we believe mortgage-backed securities in the United States will outperform, as will U.S. and European corporates. Even with the most recent pull-back in the corporate sector, we believe this area still offers the most value and upside potential for investors.

                                    [GRAPH]

                             Historical Fund Return

$10,000
Investment made 5/1/96
(Fund Inception Date)
                          Global Bond             Global Bond
       Date                  Fund                Benchmark (1)
       ----               -----------            -------------
      5/01/1996             10,000                   10,000
      5/31/1996              9,983                   10,002
      6/30/1996             10,068                   10,123
      7/31/1996             10,103                   10,163
      8/31/1996             10,112                   10,184
      9/30/1996             10,297                   10,371
     10/31/1996             10,490                   10,587
     11/30/1996             10,674                   10,775
     12/31/1996             10,671                   10,704
     01/31/1997             10,723                   10,763
     02/28/1997             10,755                   10,801
     03/31/1997             10,634                   10,697
     04/30/1997             10,761                   10,847
     05/31/1997             10,871                   10,938
     06/30/1997             11,021                   11,082
     07/31/1997             11,262                   11,351
     08/31/1997             11,194                   11,281
     09/30/1997             11,396                   11,456
     10/31/1997             11,459                   11,599
     11/30/1997             11,518                   11,661
     12/31/1997             11,638                   11,787
     01/31/1998             11,775                   11,939
     02/28/1998             11,795                   11,958
     03/31/1998             11,844                   12,015
     04/30/1998             11,899                   12,078
     05/31/1998             12,012                   12,206
     06/30/1998             12,101                   12,296
     07/31/1998             12,133                   12,344
     08/31/1998             12,316                   12,556
     09/30/1998             12,624                   12,852
     10/31/1998             12,539                   12,796
     11/30/1998             12,640                   12,886
     12/31/1998             12,703                   12,910
     01/31/1999             12,812                   13,019
     02/28/1999             12,564                   12,826
     03/31/1999             12,668                   12,917
     04/30/1999             12,705                   12,990
     05/31/1999             12,578                   12,912
     06/30/1999             12,447                   12,766
     07/31/1999             12,562                   12,739
     08/31/1999             12,512                   12,753
     09/30/1999             12,436                   12,818
     10/31/1999             12,430                   12,844
     11/30/1999             12,455                   12,887
     12/31/1999             12,429                   12,889
     01/31/2000             12,395                   12,899
     02/29/2000             12,497                   13,029
     03/31/2000             12,674                   13,245
     04/30/2000             12,671                   13,279
     05/31/2000             12,739                   13,357
     06/30/2000             12,828                   13,473
     07/31/2000             12,903                   13,575
     08/31/2000             12,937                   13,638
     09/30/2000             13,005                   13,717
     10/31/2000             13,113                   13,832
     11/30/2000             13,320                   14,107
     12/31/2000             13,920                   14,613
     01/31/2001             13,913                   14,594
     02/28/2001             13,915                   14,588
     03/31/2001             13,483                   14,168
     04/30/2001             13,457                   14,117
     05/31/2001             13,357                   14,074
     06/30/2001             13,269                   13,945

Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                 % of          six months ago
                                              investments     % of investments

U.S. Treasury                                    10.8%             16.7%
Federal Republic of Germany                       9.7%              1.5%
Federal National Mortgage Assoc.                  9.3%              8.8%
Government of Japan                               6.6%              8.1%
Government of France                              4.8%             18.8%
Republic of Finland                               4.8%              N/A
Bundesrepublic Deutschland                        3.9%              2.1%
European Investment Bank                          3.8%              2.3%
Kingdom of Spain                                  3.6%              N/A
Kingdom of Netherlands                            2.8%              N/A

Average Annual Total Returns*
------------------------------------------------------------------------------
                                      Global Bond   Global Bond    MorningStar
                                          Fund      Benchmark(1)   Peer Group+
                                     ------------- -------------- ------------
YTD**                                    -4.68%       -4.57%          0.06%
1 Year                                    3.44         3.50           5.24
3 Years                                   3.12         4.28           2.94
5 Years                                   5.68         6.62           5.20
Since Inception (5/1/96)                  5.63         6.65            N/A

Fund Composition (as of June 30, 2001)
------------------------------------------------------------------------------
Credit Quality                                     Duration
Short Term                           4.09%       less than 1 Year       6.24%
AAA                                 17.69%               1-3 Years     11.99%
A                                     .87%               3-5 Years     27.01%
BBB                                  4.03%              5-10 Years     53.75%
B                                    1.52%   greater than 10 Years
Foreign Currency                    71.80%

   (1) Global Bond Benchmark: 75% Lehman Brothers Aggregate Bond and 25% J.P. Morgan Non-US Government Bond Index, Hedged, from May 1996 to April 1999, the J.P. Morgan Global Bond Index (Hedged), May 1999 to October 2000, and the Salomon Brothers World Government Bond Index, Unhedged, November 2000 to present.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." Investment returns and principal value of fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. There are special risks associated with international investing including currency fluctuations, political and economic instability, foreign taxation and different accounting standards, as outlined in the current prospectus. The performance of the fund on this page is reported net of Trust level changes (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.
    + Source: MorningStar, Inc. Data as of 6/30/01. Although gathered from reliable sources, data completeness and accuracy cannot be guaranteed. Represents an average annual total return for all variable annuity and life sub-accounts within the Morningstar variable universe having a 75% International Bond and 25% General Bond Intermediate category. Prior to November 2000, General Bond Intermediate High Quality investment style and an International Bond investment style. The peer group represents a 35% weighting of the General Bond Intermediate High Quality category and a 65% weighting of the International Bond category. Prior to May 1999 (concurrent with the Fund's strategy change), the peer group represents a 75% weighting of the General Bond Intermediate High Quality category and a 25% weighting of the International Bond category.

                                                     Inception: March 29, 1986

 Money Market Fund
 Wellington Management Company, LLP                              John C. Keogh


 Effective May 1, 2001, Wellington Management Company, LLP assumed management of the Fund.
 Since we began managing the John Hancock Money Market Fund on May 1, 2001, the Fund (0.7%) has performed in line with the Fund's benchmark, iMoneyNet First Tier Institutional Average, which has also gained 0.7%.
 Credit concerns continued to affect investment dollars as liquidity flowed away from those companies with earnings disappointments, litigation, and management miscues. Corporate management has strategically shifted its borrowing from short term commercial paper and bank loans toward longer maturity debt, opting for committed capital despite the higher costs associated with long term borrowing. This is evidenced by the decline of $146 billion in commercial paper outstanding since the beginning of the year and the simultaneous surge in bond issuance. Most Money Market Mutual Funds continue to avoid the problem issuers, especially since the California utilities' commercial paper defaulted early in the year.
 The money market yield curve has shifted from inverted, where longer maturity yields are lower than short maturity yields, toward a positive slope. This shift reflects market consensus that we are now at or near the bottom of the Fed's easing cycle.
 Money Market Mutual Funds continue to attract investment flows as market interest rates declined further. Funds' yields typically lag market rates lower, offering investors opportunities to invest at attractive levels until the yields decline to market levels.
 The bond market is now anticipating that short term interest rates are near their cyclical bottom and bond yields have begun to rise. However, we do not foresee a turn in the Fed's policy direction for the next several months as they wait to see if these stimulative forces take hold. For this reason, we are not inclined toward a defensive interest rate posture at this time. We will continue to invest aggressively with the expectation that short term rates might still go lower and that there is little risk to the Fed changing course in the near term.

                                    [GRAPH]
                             Historical Fund Return
$10,000
Investment made 7/1/91
(10-Year Period)
          DATE           Money Market Fund
          ----           -----------------
        7/1/1991               10,000
       7/31/1991               10,052
       8/31/1991               10,099
       9/30/1991               10,145
      10/31/1991               10,189
      12/31/1991               10,189
       1/31/1992               10,225
       2/29/1992               10,255
       3/31/1992               10,290
       4/30/1992               10,323
       5/31/1992               10,354
       6/30/1992               10,389
       7/31/1992               10,422
       8/31/1992               10,453
       9/30/1992               10,483
      10/31/1992               10,502
      11/30/1992               10,530
      12/31/1992               10,560
       1/31/1993               10,587
       2/28/1993               10,612
       3/31/1993               10,641
       4/30/1993               10,667
       5/31/1993               10,691
       6/30/1993               10,720
       7/31/1993               10,746
       8/31/1993               10,775
       9/30/1993               10,801
      10/31/1993               10,826
      11/30/1993               10,854
      12/31/1993               10,883
       1/31/1994               10,911
       2/28/1994               10,936
       3/31/1994               10,965
       4/30/1994               10,993
       5/31/1994               11,027
       6/30/1994               11,063
       7/31/1994               11,100
       8/31/1994               11,144
       9/30/1994               11,186
      10/31/1994               11,225
      11/30/1994               11,270
      12/31/1994               11,318
       1/31/1995               11,372
       2/28/1995               11,422
       3/31/1995               11,478
       4/30/1995               11,529
       5/31/1995               11,589
       6/30/1995               11,643
       7/31/1995               11,699
       8/31/1995               11,754
       9/30/1995               11,806
      10/31/1995               11,862
      11/30/1995               11,917
      12/31/1995               11,973
       1/31/1996               12,029
       2/29/1996               12,079
       3/31/1996               12,127
       4/30/1996               12,181
       5/31/1996               12,234
       6/30/1996               12,282
       7/31/1996               12,339
       8/31/1996               12,392
       9/30/1996               12,447
      10/31/1996               12,502
      11/30/1996               12,554
      12/31/1996               12,612
       1/31/1997               12,667
       2/28/1997               12,718
       3/31/1997               12,774
       4/30/1997               12,829
       5/31/1997               12,887
       6/30/1997               12,944
       7/31/1997               13,003
       8/31/1997               13,062
       9/30/1997               13,120
      10/31/1997               13,180
      11/30/1997               13,239
      12/31/1997               13,300
       1/31/1998               13,362
       2/28/1998               13,417
       3/31/1998               13,478
       4/30/1998               13,537
       5/31/1998               13,599
       6/30/1998               13,659
       7/31/1998               13,721
       8/31/1998               13,783
       9/30/1998               13,844
      10/31/1998               13,905
      11/30/1998               13,964
      12/31/1998               14,024
       1/31/1999               14,083
       2/28/1999               14,134
       3/31/1999               14,190
       4/30/1999               14,244
       5/31/1999               14,301
       6/30/1999               14,356
       7/31/1999               14,415
       8/31/1999               14,475
       9/30/1999               14,535
      10/31/1999               14,599
      11/30/1999               14,663
      12/31/1999               14,733
       1/31/2000               14,804
       2/29/2000               14,870
       3/31/2000               14,941
       4/30/2000               15,012
       5/31/2000               15,090
       6/30/2000               15,168
       7/31/2000               15,250
       8/31/2000               15,333
       9/30/2000               15,414
      10/31/2000               15,495
      11/30/2000               15,577
      12/31/2000               15,662
       1/31/2001               15,744
       2/28/2001               15,813
       3/31/2001               15,884
       4/30/2001               15,945
       5/31/2001               16,004
       6/30/2001               16,058
Top Ten Holdings (as of June 30, 2001)
------------------------------------------------------------------------------
                                                  % of          six months ago
                                               investments     % of investments
Federal Home Loan Bank Note                       7.1%               N/A
SBC WARBURG REPO                                  5.0%               N/A
General Electric Capital Corp.                    3.8%               3.1%
Branch Banking & Trust Co.                        3.3%               N/A
Falcon Asset Securitization                       3.2%               N/A
Federal National Mortgage Assoc.                  3.2%               N/A
LaSalle Bank NA                                   3.1%               N/A
Merck & Co., Inc.                                 3.1%               N/A
Gannett, Inc.                                     3.1%               N/A
President & Fellows Harvard Co.                   3.0%               N/A
Average Annual Total Returns*
------------------------------------------------------------------------------
                                              Money Market
                                                 Fund(1)
                                             --------------
               YTD**                              2.51%
               1 Year                             5.83
               3 Years                            5.54
               5 Years                            5.51
              10 Years                            4.93
Top Ten Sectors (as of June 30, 2001)
------------------------------------------------------------------------------
                            % of                                        % of
                         investments                                investments
Financial                   63.0%          Capital Equipment            3.3%
Government                  10.3%          Health Care                  3.1%
Consumer Staple              6.2%          Retail                       3.0%
Rights/Warrants              5.0%          Technology                   0.7%
Consumer Cyclical            4.9%          Utility                      0.7%

    The Money Market Fund is neither insured nor guaranteed by the U.S. Government and there is no guarantee the fund will be able to maintain a stable net asset value of $10.00/share.
   (1) Returns reflect extra-ordinary capital contribution of $284,471 in October 2000.
    * Total returns are for the period ended June 30, 2001. Returns represent past performance, assume reinvestment of all distributions and are not indicative of future performance. "Results may have been achieved during market conditions or pursuing performance opportunities that may not continue to occur in the future." The performance of the fund on this page is reported net of Trust level charges (i.e. investment management fees and operating expenses). It does not reflect expense and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product prospectus.
   **  Year-to-date total returns not annualized.

STATEMENT OF ASSETS AND LIABILITIES
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                         Large Cap   Fundamental Aggressive   Active    Active     Emerging    International International
                           Growth      Growth     Balanced     Bond     Bond II Markets Equity Equity Index     Equity
                         ----------  ----------- ---------- ----------  ------- -------------- ------------- -------------
ASSETS
Long term investments
at cost................  $  879,877    $43,668    $19,821   $  751,001  $6,036     $ 31,458      $172,212       $22,763
Net unrealized
appreciation
(depreciation) of
investments............      (6,604)    (4,054)       362        7,394      74       (5,000)      (18,761)       (2,759)
Short-term investments
at value...............      37,681      1,186      1,495      300,881     547        1,094        26,881         1,200
                         ----------    -------    -------   ----------  ------     --------      --------       -------
 Total investments.....     910,954     40,800     21,678    1,059,276   6,657       27,552       180,332        21,204
Cash...................         --           3        --         4,508      38           54             1            55
Foreign currency at
value (cost $0, $0, $0,
$0, $0, $344, $127, and
$66, respectively).....         --         --         --           --      --           345           127            60
Receivable for:
 Investments sold......         --         657        135       11,436      79           88           --              7
 Interest..............           2        --          54       10,821      88           68           --            --
 Dividends.............         180         12         14          --      --           --            379            40
 Futures contracts
 variation margin......         --         --         --           --      --           --            --             10
 Forward foreign
 currency exchange
 contracts sold........         --         --         --           --      --           --             12           --
 Other assets..........         --         --         --           --      --           --              2           --
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Total assets...........     911,136     41,472     21,881    1,086,041   6,862       28,107       180,853        21,376
                         ----------    -------    -------   ----------  ------     --------      --------       -------
LIABILITIES
Payables for:
 Investments purchased.      12,491      1,114      1,497       22,293     276          353           --            286
 Futures contracts
 variation margin......         --         --         --           --      --           --             11           --
 Securities on loan....      20,023        --         --       247,041     --           --         25,718           --
 Forward foreign
 currency exchange
 contracts purchased...         --         --         --           --      --           --             30           --
 Forward foreign
 currency exchange
 contracts sold........         --         --         --           --      --            98           --            --
 Other liabilities.....         740         16          6          410       3           50           --              4
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Total liabilities......      33,254      1,130      1,503      269,744     279          501        25,759           290
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Net assets.............  $  877,882    $40,342    $20,378   $  816,297  $6,583     $ 27,606      $155,094       $21,086
                         ==========    =======    =======   ==========  ======     ========      ========       =======
Shares of beneficial
interest outstanding...      53,477      4,090      2,087       86,035     635        4,252        11,557         2,519
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Net asset value per
share..................  $    16.41    $  9.86    $  9.76   $     9.49  $10.37     $   6.49      $  13.42       $  8.37
                         ==========    =======    =======   ==========  ======     ========      ========       =======
Composition of net
assets:
 Capital paid-in.......  $1,050,770    $58,489    $21,445   $  832,574  $6,409     $ 45,340      $174,948       $24,515
 Accumulated net
 realized gain (loss)
 on investments,
 futures and foreign
 currency transactions.    (166,441)   (14,000)    (1,425)     (25,862)    100      (12,675)         (639)         (685)
 Undistributed
 (distribution in
 excess of) net
 investment income
 (loss)................         157        (93)        (4)       2,191     --            44          (426)           18
 Net unrealized
 appreciation
 (depreciation) of:
 Investments...........      (6,604)    (4,054)       362        7,394      74       (5,000)      (18,761)       (2,759)
 Futures...............         --         --         --           --      --           --              9             1
 Translation of assets
 and liabilities in
 foreign currencies....         --         --         --           --      --          (103)          (37)           (4)
                         ----------    -------    -------   ----------  ------     --------      --------       -------
Net assets.............  $  877,882    $40,342    $20,378   $  816,297  $6,583     $ 27,606      $155,094       $21,086
                         ==========    =======    =======   ==========  ======     ========      ========       =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                          Small Cap   Health    Global    Mid Cap   Mid Cap  Large Cap Large Cap   Large Cap
                           Growth    Sciences  Balanced   Growth     Blend     Value   Value CORE Value CORE II
                          ---------  --------  --------  ---------  -------  --------- ---------- -------------
ASSETS
Long term investments at
cost....................  $193,543   $20,732   $28,446   $ 335,271  $20,788  $198,377   $41,072      $6,427
Net unrealized
appreciation
(depreciation) of
investments.............     1,583       363    (1,865)    (41,486)   1,715    17,417       596         137
Short-term investments
at value................    22,608     1,218       931      20,587        5    14,438     3,200         --
                          --------   -------   -------   ---------  -------  --------   -------      ------
 Total investments......   217,734    22,313    27,512     314,372   22,508   230,232    44,868       6,564
Cash....................       --        --        --           86      --        --        264          29
Receivable for:
 Investments sold.......     1,582        41       525         334       86     1,305       --          --
 Interest...............         1       --        172         --       --          1       --          --
 Dividends..............         9        11        27          12       18       289        34           6
 Futures contracts
 variation margin.......       --        --        --          --       --        --          7         --
 Forward foreign
 currency exchange
 contracts sold.........       --        --         24         --       --        --        --          --
 Other assets...........       --        --        --          --       --          1       --          --
                          --------   -------   -------   ---------  -------  --------   -------      ------
Total assets............   219,326    22,365    28,260     314,804   22,612   231,828    45,173       6,599
                          --------   -------   -------   ---------  -------  --------   -------      ------
LIABILITIES
Payables for:
 To custodian...........       300       --          1         --       --        --        --          --
 Investments purchased..     1,596       173       111         --       --      1,337     1,177         --
 Securities on loan.....    15,318       --        --       12,189      --      5,765       --          --
 Forward foreign
 currency exchange
 contracts purchased....       --        --         27         --       --        --        --          --
 Other liabilities......        59         3        15          68       13       --          9           3
                          --------   -------   -------   ---------  -------  --------   -------      ------
Total liabilities.......    17,273       176       154      12,257       13     7,102     1,186           3
                          --------   -------   -------   ---------  -------  --------   -------      ------
Net assets..............  $202,053   $22,189   $28,106   $ 302,547  $22,599  $224,726   $43,987      $6,596
                          ========   =======   =======   =========  =======  ========   =======      ======
Shares of beneficial
interest outstanding....    16,291     2,177     3,188      25,854    1,876    15,393     4,268         621
                          --------   -------   -------   ---------  -------  --------   -------      ------
Net asset value per
share...................  $  12.40     10.19   $  8.82   $   11.70  $ 12.04  $  14.60   $ 10.31      $10.63
                          ========   =======   =======   =========  =======  ========   =======      ======
Composition of net
assets:
 Capital paid-in........  $243,011   $21,831   $30,947   $ 503,511  $21,862  $205,528   $43,519      $6,249
 Accumulated net
 realized gain (loss) on
 investments, futures
 and foreign currency
 transactions...........   (42,095)        6      (257)   (158,940)    (991)    1,722      (131)        210
 Undistributed
 (distribution in excess
 of) net investment
 income (loss)..........      (446)      (11)     (706)       (538)      13        59       --          --
 Net unrealized
 appreciation
 (depreciation) of:
 Investments............     1,583       363    (1,865)    (41,486)   1,715    17,417       596         137
 Futures................       --        --        --          --       --        --          3         --
 Translation of assets
 and liabilities in
 foreign currencies.....       --        --        (13)        --       --        --        --          --
                          --------   -------   -------   ---------  -------  --------   -------      ------
Net assets..............  $202,053   $22,189   $28,106   $ 302,547  $22,599  $224,726   $43,987      $6,596
                          ========   =======   =======   =========  =======  ========   =======      ======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                         Large/Mid  Money    Large/Mid Cap Small/Mid Cap  Bond        Large Cap     Small/Mid Cap Small Cap
                         Cap Value  Market     Value II       Growth      Index   Aggressive Growth     CORE        Value
                         --------- --------  ------------- ------------- -------  ----------------- ------------- ---------
ASSETS
Long term investments
at cost................   $34,451       --     $121,079      $173,354    $78,055       $36,458         $26,120     $48,906
Net unrealized
appreciation
(depreciation) of
investments............       300       --         (915)        6,289        490        (1,698)            971       5,619
Short-term investments
at value...............     2,037  $458,804       8,029        29,349      1,626         1,006             300       3,994
                          -------  --------    --------      --------    -------       -------         -------     -------
 Total investments.....    36,788   458,804     128,193       208,992     80,171        35,766          27,391      58,519
Cash...................       --        --          --            --         788            18             237         --
Receivable for:
 Investments sold......       354       --        1,056         1,065        --            --               41         --
 Interest..............       --        618         --            --       1,007           --              --            1
 Dividends.............        43       --          191            29        --             10              26          57
 Futures contracts
 variation margin......         2       --            4           --         --            --                4          11
                          -------  --------    --------      --------    -------       -------         -------     -------
Total assets...........    37,187   459,422     129,444       210,086     81,966        35,794          27,699      58,588
                          -------  --------    --------      --------    -------       -------         -------     -------
LIABILITIES
Payables for:
 To custodian..........       --        --            6           --         --            --              --          --
 Investments purchased.       613       --        1,866           373        788           160               2         --
 Securities on loan....       --        --        6,461        28,339        --            --              --          --
 Other liabilities.....         5        53           9            60         17             5               8          15
                          -------  --------    --------      --------    -------       -------         -------     -------
Total liabilities .....       618        53       8,342        28,772        805           165              10          15
                          -------  --------    --------      --------    -------       -------         -------     -------
Net assets.............   $36,569  $459,369    $121,102      $181,314    $81,161       $35,629         $27,689     $58,573
                          =======  ========    ========      ========    =======       =======         =======     =======
Shares of beneficial
interest outstanding...     3,246   459,369       8,480        13,003      8,326         4,292           2,787       4,245
                          -------  --------    --------      --------    -------       -------         -------     -------
Net asset value per
share..................   $ 11.27  $   1.00    $  14.28      $  13.94    $  9.75       $  8.30         $  9.94     $ 13.80
                          =======  ========    ========      ========    =======       =======         =======     =======
Composition of net
assets:
 Capital paid-in.......   $35,651  $459,369    $106,971      $175,043    $81,255       $43,197         $27,098     $52,329
 Accumulated net
 realized gain (loss)
 on investments,
 futures and foreign
 currency transactions.       616       (92)     15,084           257         88        (5,859)           (393)        592
 Undistributed
 (distribution in
 excess of) net
 investment income
 (loss)................        (1)       92          (3)         (275)      (672)          (11)             (1)          1
 Net unrealized
 appreciation
 (depreciation) of:
 Investments...........       300       --         (915)        6,289        490        (1,698)            971       5,619
 Futures...............         3       --          (35)          --         --            --               14          32
                          -------  --------    --------      --------    -------       -------         -------     -------
Net assets.............   $36,569  $459,369    $121,102      $181,314    $81,161       $35,629         $27,689     $58,573
                          =======  ========    ========      ========    =======       =======         =======     =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                         Real Estate  Growth &               Short-Term Small Cap International  Equity   High Yield Global
                           Equity      Income     Managed       Bond     Equity   Opportunities  Index       Bond     Bond
                         ----------- ----------  ----------  ---------- --------- ------------- --------  ---------- -------
ASSETS
Long term investments
at cost................   $131,899   $2,539,202  $2,488,798   $107,177   $81,967    $102,682    $556,479   $41,135   $57,066
Net unrealized
appreciation
(depreciation) of
investments............     24,436      221,717     202,511      1,322    (6,601)    (19,769)    (36,201)   (4,951)   (1,328)
Short-term investments
at value...............      3,401       55,129     386,707     17,189       567      14,260      18,987     1,554     5,332
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
 Total investments.....    159,736    2,816,048   3,078,016    125,688    75,933      97,173     539,265    37,738    61,070
Cash...................        --           --        6,518        --        --          --           68       403       --
 Foreign currency at
 value (cost $0, $0,
 $0, $0, $0, $3,211,
 $0, $0 and $0,
 respectively).........        --           --          --         --        --        3,181         --        --        --
Receivable for:
 Investments sold......         25       13,303       8,325      3,683       387         469         --         93       373
 Interest..............        --             5      10,298      1,336       --          --            2     1,172       918
 Dividends.............        920        2,026       1,439        --         35         160         387       --        --
 Futures contracts
 variation margin......        --           --          --         --        --          --           66       --        --
 Forward foreign
 currency exchange
 contracts sold........        --           --        1,852        --        --          --          --        --        215
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Total assets...........    160,681    2,831,382   3,106,448    130,707    76,355     100,983     539,788    39,406    62,576
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
LIABILITIES
Payables for:
 To custodian..........        --           --        3,186        --         11         --          --        --        --
 Investments purchased.         20       19,727     327,088      3,681       107         203         547       935       203
 Securities on loan....        --         9,945      43,710     11,816       --       13,433         --        --      4,186
 Forward foreign
 currency exchange
 contracts purchased...        --           --        1,258        --        --          --          --        --         76
 Other liabilities.....         32        1,720       1,342         26         6          14          94         8         2
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Total liabilities......         52       31,392     376,584     15,523       124      13,650         641       943     4,467
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Net assets.............   $160,629   $2,799,990  $2,729,864   $115,184   $76,231    $ 87,333    $539,147   $38,463   $58,109
                          ========   ==========  ==========   ========   =======    ========    ========   =======   =======
Shares of beneficial
interest outstanding...     11,258      217,626     203,150     11,531     8,016       8,823      32,952     5,214     5,896
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Net asset value per
share..................   $  14.27   $    12.87  $    13.44   $   9.99   $  9.51    $   9.90    $  16.36   $  7.38   $  9.86
                          ========   ==========  ==========   ========   =======    ========    ========   =======   =======
Composition of net
assets:
 Capital paid-in.......   $133,527   $2,963,174  $2,571,337   $115,862   $87,314    $110,611    $563,431   $45,085   $60,689
 Accumulated net
 realized gain (loss)
 on investments,
 futures and foreign
 currency transactions.      1,890     (385,265)    (85,654)    (1,777)   (4,481)     (3,512)     12,451    (1,634)   (3,885)
 Undistributed
 (distribution in
 excess of) net
 investment income
 (loss)................        776          364      41,073       (223)       (1)         43         (19)      (37)    2,527
 Net unrealized
 appreciation
 (depreciation) of:
 Investments...........     24,436      221,717     202,511      1,322    (6,601)    (19,769)    (36,201)   (4,951)   (1,328)
 Futures...............        --           --          --         --        --          --         (515)      --        --
 Translation of assets
 and liabilities in
 foreign currencies....        --           --          597        --        --          (40)        --        --        106
                          --------   ----------  ----------   --------   -------    --------    --------   -------   -------
Net assets.............   $160,629   $2,799,990  $2,729,864   $115,184   $76,231    $ 87,333    $539,147   $38,463   $58,109
                          ========   ==========  ==========   ========   =======    ========    ========   =======   =======

See notes to financial statements.

STATEMENT OF OPERATIONS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                          Large Cap  Fundamental Aggressive Active   Active     Emerging    International International
                           Growth      Growth     Balanced   Bond    Bond II Markets Equity Equity Index     Equity
                          ---------  ----------- ---------- -------  ------- -------------- ------------- -------------
INVESTMENT INCOME
 Interest...............  $     237   $     41    $   148   $28,533   $196      $    48       $    114       $    33
 Dividends..............      2,177         59        100       --     --           351          1,989           149
 Securities lending.....         55          3        --         92    --           --             154           --
                          ---------   --------    -------   -------   ----      -------       --------       -------
Total investment income.      2,469        103        248    28,625    196          399          2,257           182
                          ---------   --------    -------   -------   ----      -------       --------       -------
EXPENSES
 Investment advisory
 fee....................      1,835        177         72     2,561     21          189            146            81
 Auditors fees..........        122          2          1        84    --             1              7             1
 Custodian fees.........        357         37         20       189     17          284             63            16
 Fidelity Bond fees.....          1        --         --        --     --           --             --            --
 Legal fees.............         34          1        --         27    --           --               2           --
 Printing & mailing
 fees...................        161         29         18       169      9            6             10            32
 Trustees' fees.........         31        --         --         24    --           --               2           --
 Other fees.............         20        --         --         16    --            10              4             1
                          ---------   --------    -------   -------   ----      -------       --------       -------
Total expenses..........      2,561        246        111     3,070     47          490            234           131
 Less expenses
 reimbursed.............       (249)       (50)       (28)      (84)   (23)        (286)           (15)          (42)
                          ---------   --------    -------   -------   ----      -------       --------       -------
Net expenses............      2,312        196         83     2,986     24          204            219            89
                          ---------   --------    -------   -------   ----      -------       --------       -------
Net investment income
(loss)..................        157        (93)       165    25,639    172          195          2,038            93
                          ---------   --------    -------   -------   ----      -------       --------       -------
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss)
on:
 Investments............   (126,087)   (11,791)    (1,182)   13,062    100       (9,123)           186          (642)
 Financial futures
 contracts..............        --         --         --        --     --           --            (600)            9
 Foreign currency
 transactions...........        --         --         --        --     --           (84)          (375)            6
Change in unrealized
appreciation
(depreciation) on:
 Investments............    (21,009)     1,888        180    (4,973)   (92)       7,835        (23,529)       (2,060)
 Futures................        --         --         --        --     --           --             179            24
 Translation of assets
 and liabilities in
 foreign currencies.....        --         --         --        --     --          (105)           (84)           (2)
                          ---------   --------    -------   -------   ----      -------       --------       -------
 Net realized and
 unrealized gain (loss).   (147,096)    (9,903)    (1,002)    8,089      8       (1,477)       (24,223)       (2,665)
                          ---------   --------    -------   -------   ----      -------       --------       -------
 Net increase (decrease)
 in net assets resulting
 from operations........  $(146,939)  $ (9,996)   $  (837)  $33,728   $180      $(1,282)      $(22,185)      $(2,572)
                          =========   ========    =======   =======   ====      =======       ========       =======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                          Small Cap    Health     Global    Mid Cap   Mid Cap Large Cap Large Cap    Large Cap
                           Growth    Sciences(*) Balanced   Growth     Blend    Value   Value CORE Value CORE II
                          ---------  ----------- --------  ---------  ------- --------- ---------- -------------
INVESTMENT INCOME
 Interest...............  $    119      $ 14     $   244   $     640   $  10   $  221     $  30        $   2
 Dividends..............        98        30         124         124     137    2,322       195           51
 Securities lending.....       190       --          --          119     --        10       --           --
                          --------      ----     -------   ---------   -----   ------     -----        -----
Total investment income.       407        44         368         883     147    2,553       225           53
                          --------      ----     -------   ---------   -----   ------     -----        -----
EXPENSES
 Investment advisory
 fee....................       759        35         147       1,310      85      779        94           24
 Auditors fees..........         9         1           1           9       1        4         1            1
 Custodian fees.........        26         1          34          40      14       11        29           28
 Legal fees.............         3       --          --            4     --         2         1          --
 Printing & mailing
 fees...................        52         2           1          54      19       22         2            9
 Trustees' fees.........         2       --            1           4     --         2       --           --
 Other fees.............         2       --            1         --        1        1         1          --
                          --------      ----     -------   ---------   -----   ------     -----        -----
Total expenses..........       853        39         185       1,421     120      821       128           62
 Less expenses
 reimbursed.............       --        --          (24)        --      (24)     --        (21)         (34)
                          --------      ----     -------   ---------   -----   ------     -----        -----
Net expenses............       853        39         161       1,421      96      821       107           28
                          --------      ----     -------   ---------   -----   ------     -----        -----
Net investment income
(loss)..................      (446)        5         207        (538)     51    1,732       118           25
                          --------      ----     -------   ---------   -----   ------     -----        -----
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss)
on:
 Investments............   (29,735)        6          10    (117,605)   (534)   1,974        39          218
 Financial futures
 contracts..............       --        --          --          --      --       --       (102)          (8)
 Foreign currency
 transactions...........       --        --          (66)        --      --       --        --           --
Change in unrealized
appreciation
(depreciation) on:
 Investments............    10,825       363      (1,313)     17,848     345    1,341      (101)        (236)
 Futures................       --        --          --          --      --       --          3          --
 Translation of assets
 and liabilities in
 foreign currencies.....       --        --          (31)        --      --       --        --           --
                          --------      ----     -------   ---------   -----   ------     -----        -----
 Net realized and
 unrealized gain (loss).   (18,910)      369      (1,400)    (99,757)   (189)   3,315      (161)         (26)
                          --------      ----     -------   ---------   -----   ------     -----        -----
 Net increase (decrease)
 in net assets resulting
 from operations........  $(19,356)     $374     $(1,193)  $(100,295)  $(138)  $5,047     $ (43)       $  (1)
                          ========      ====     =======   =========   =====   ======     =====        =====

(*) Commenced operations on May 1, 2001
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                   Large/Mid Cap  Money  Large/Mid Cap Small/Mid Cap  Bond       Large Cap     Small/Mid Cap Small Cap Real Estate
                       Value     Market    Value II       Growth     Index   Aggressive Growth     CORE        Value     Equity
                   ------------- ------- ------------- ------------- ------  ----------------- ------------- --------- -----------
INVESTMENT INCOME
 Interest........     $    27    $12,717   $     64       $  158     $2,281       $    35          $  20      $   46     $   65
 Dividends.......         187        --       1,074          278        --             85            152         283      2,902
 Securities
 lending.........         --         --           8           55          4             2            --          --         --
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
Total investment
income...........         214     12,717      1,146          491      2,285           122            172         329      2,967
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
 EXPENSES
 Investment
 advisory fee....         104        602        490          673         54           119             93         182        748
 Auditors fees...           1         10          5            7          3             1              1           1          6
 Custodian fees..          22         37         13           34         25             9             39          21         30
 Legal fees......           1          7          2            2          1             1            --            1          2
 Printing &
 mailing fees....           2         27         12           47          6             2              2           7         25
 Trustees' fees..         --           3          1            2          1           --             --          --           1
 Other fees......         --           1          4            1        --              1              1         --           1
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
Total expenses...         130        687        527          766         90           133            136         212        813
 Less expenses
 reimbursed......         (14)       --         --           --         --            --             (31)        (11)       --
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
Net expenses.....         116        687        527          766         90           133            105         201        813
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
Net investment
income (loss)....          98     12,030        619         (275)     2,195           (11)            67         128      2,154
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:
 Investments.....         762        --      16,763          233        811        (5,040)          (298)        551      1,976
 Financial
 futures
 contracts.......         (67)       --          21          --         --            --              17          36        --
 Foreign currency
 transactions....         --         --         --           --         --            --             --          --           1
Change in
unrealized
appreciation
(depreciation)
on:
 Investments.....      (1,231)       --     (19,849)       2,780       (208)        1,387            690       5,762      3,353
 Futures.........           3        --         (35)         --         --            --             (18)         32         (1)
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
 Net realized and
 unrealized gain
 (loss)..........        (533)       --      (3,100)       3,013        603        (3,653)           391       6,381      5,329
                      -------    -------   --------       ------     ------       -------          -----      ------     ------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......     $  (435)   $12,030   $ (2,481)      $2,738     $2,798       $(3,664)         $ 458      $6,509     $7,483
                      =======    =======   ========       ======     ======       =======          =====      ======     ======

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
(000's Omitted)

                          Growth &              Short-Term Small Cap International  Equity   High Yield Global
                           Income     Managed      Bond     Equity   Opportunities  Index       Bond     Bond
                          ---------  ---------  ---------- --------- ------------- --------  ---------- -------
INVESTMENT INCOME
 Interest...............  $     769  $  30,071    $3,093    $    62    $     73    $    419    $1,532   $ 1,518
 Dividends..............     15,759     11,167       --         273         979       3,016         5       --
 Securities lending.....         87        175        15          8          56         --        --          7
                          ---------  ---------    ------    -------    --------    --------    ------   -------
Total investment income.     16,615     41,413     3,108        343       1,108       3,435     1,537     1,525
                          ---------  ---------    ------    -------    --------    --------    ------   -------
 EXPENSES
 Investment advisory
 fee....................      9,934      9,411       150        321         431         341       100       272
 Auditors fees..........        199        148         1          3           4          14         1         3
 Custodian fees.........        512        606         9         33          90          71        21        31
 Fidelity Bond fees.....          2          2       --         --          --          --        --        --
 Legal fees.............        192         61         1          1           2           3         1         1
 Printing & mailing
 fees...................        536        420         7          3           9          56         6         5
 Trustees' fees.........        102         50         1          1           1           2       --          1
 Other fees.............         73         61         1        --            3           2       --          1
                          ---------  ---------    ------    -------    --------    --------    ------   -------
Total expenses..........     11,550     10,759       170        362         540         489       129       314
 Less expenses
 reimbursed.............       (149)       --        --          (3)        (57)        --        (14)       (9)
                          ---------  ---------    ------    -------    --------    --------    ------   -------
Net expenses............     11,401     10,759       170        359         483         489       115       305
                          ---------  ---------    ------    -------    --------    --------    ------   -------
Net investment income
(loss)..................      5,214     30,654     2,938        (16)        625       2,946     1,422     1,220
                          ---------  ---------    ------    -------    --------    --------    ------   -------
REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss)
on:
 Investments............   (358,645)  (102,984)      368     (4,381)     (2,857)     13,974      (838)      427
 Financial futures
 contracts..............        --       1,734       --         --          --       (1,404)      --        --
 Foreign currency
 transactions...........        --       7,864       --         --         (186)        --        --       (917)
Change in unrealized
appreciation
(depreciation) on:
 Investments............     54,423     13,088     1,013      7,093     (15,736)    (51,537)      442    (4,071)
 Futures................        --      (1,645)      --         --          --           58       --        --
 Translation of assets
 and liabilities in
 foreign currencies.....        --       5,517       --         --          (32)        --        --        429
                          ---------  ---------    ------    -------    --------    --------    ------   -------
 Net realized and
 unrealized gain (loss).   (304,222)   (76,426)    1,381      2,712     (18,811)    (38,909)     (396)   (4,132)
                          ---------  ---------    ------    -------    --------    --------    ------   -------
 Net increase (decrease)
 in net assets resulting
 from operations........  $(299,008) $ (45,772)   $4,319    $ 2,696    $(18,186)   $(35,963)   $1,026   $(2,912)
                          =========  =========    ======    =======    ========    ========    ======   =======

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Large Cap Growth             Fundamental Growth            Aggressive Balanced
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...     $      157     $    1,410      $    (93)      $   (109)      $   165        $   288
 Net realized
 gain (loss).....       (126,087)       101,421       (11,791)         2,219        (1,182)          (221)
 Change in net
 unrealized
 appreciation
 (depreciation)..        (21,009)      (356,204)        1,888         (8,121)          180           (433)
                      ----------     ----------      --------       --------       -------        -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......       (146,939)      (253,373)       (9,996)        (6,011)         (837)          (366)
Distributions to shareholders from:
 Net investment
 income..........            --          (2,000)          --             --           (167)          (289)
 Realized gains..            --        (137,737)          --          (2,478)          --             (41)
 In excess of
 realized gain...            --         (40,230)          --          (2,097)          --             (15)
 Capital paid-in.            --          (3,418)          --            (111)          --             --
                      ----------     ----------      --------       --------       -------        -------
 Decrease in net
 assets resulting
 from
 distributions...            --        (183,385)          --          (4,686)         (167)          (345)
From fund share transactions:
 Proceeds from
 shares sold.....         51,493        206,257        10,494         76,255         4,385         10,598
 Distributions
 reinvested......            --         183,384           --           4,686           167            345
 Payment for
 shares redeemed.       (173,459)      (188,569)       (6,270)       (33,305)       (4,111)        (1,174)
                      ----------     ----------      --------       --------       -------        -------
 Increase
 (decrease) in
 net assets from
 fund
 share
 transactions....       (121,966)       201,072         4,224         47,636           441          9,769
                      ----------     ----------      --------       --------       -------        -------
NET INCREASE
(DECREASE) IN NET
ASSETS...........       (268,905)      (235,686)       (5,772)        36,939          (563)         9,058
NET ASSETS
 Beginning of
 Period..........      1,146,787      1,382,473        46,114          9,175        20,941         11,883
                      ----------     ----------      --------       --------       -------        -------
 End of Period...     $  877,882     $1,146,787      $ 40,342       $ 46,114       $20,378        $20,941
                      ==========     ==========      ========       ========       =======        =======
Analysis of fund share transactions:
 Sold............          3,033          7,547         1,032          4,670           441          1,004
 Reinvested......            --           9,625           --             383            17             33
 Redeemed........        (10,275)        (7,033)         (626)        (2,005)         (417)          (110)
                      ----------     ----------      --------       --------       -------        -------
Net increase
(decrease) in
fund shares
outstanding......         (7,242)        10,139           406          3,048            41            927
                      ==========     ==========      ========       ========       =======        =======
                            Active Bond
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...      $ 25,639      $  57,674
 Net realized
 gain (loss).....        13,062        (11,679)
 Change in net
 unrealized
 appreciation
 (depreciation)..        (4,973)        36,028
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......        33,728         82,023
Distributions to shareholders from:
 Net investment
 income..........       (26,016)       (53,480)
 Realized gains..           --             --
 In excess of
 realized gain...           --             --
 Capital paid-in.           --             --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...       (26,016)       (53,480)
From fund share transactions:
 Proceeds from
 shares sold.....        53,348         95,188
 Distributions
 reinvested......        26,016         53,480
 Payment for
 shares redeemed.      (113,078)      (185,198)
                   ---------------- ------------
 Increase
 (decrease) in
 net assets from
 fund
 share
 transactions....       (33,714)       (36,530)
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........       (26,002)        (7,987)
NET ASSETS
 Beginning of
 Period..........       842,299        850,286
                   ---------------- ------------
 End of Period...      $816,297      $ 842,299
                   ================ ============
Analysis of fund share transactions:
 Sold............         5,944         10,355
 Reinvested......         2,730          5,823
 Redeemed........       (11,836)       (20,181)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......        (3,162)        (4,003)
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                            Active Bond II              Emerging Markets Equity     International Equity Index
                   --------------------------------- ----------------------------- -----------------------------
                      Unaudited       Period from       Unaudited                     Unaudited
                   Six-Month Period June 30, 2000(*) Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  to December 31,   Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001             2000             2001           2000           2001           2000
                   ---------------- ---------------- ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...       $  172           $  159          $   195        $   (120)      $  2,038       $  2,860
 Net realized
 gain (loss).....          100               27           (9,207)           (614)          (789)         6,657
 Change in net
 unrealized
 appreciation
 (depreciation)..          (92)             166            7,730         (20,977)       (23,434)       (51,585)
                        ------           ------          -------        --------       --------       --------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......          180              352           (1,282)        (21,711)       (22,185)       (42,068)
Distributions to shareholders from:
 Net investment
 income..........         (174)            (156)             --              --          (2,023)        (2,257)
 Realized gains..          --               (27)             --           (2,658)           --          (7,138)
 In excess of
 realized gain...          --               --               --              --             --             --
 Capital paid-in.          --               --               --              (47)           --            (916)
                        ------           ------          -------        --------       --------       --------
 Decrease in net
 assets resulting
 from
 distributions...         (174)            (183)             --           (2,705)        (2,023)       (10,311)
From fund share transactions:
 Proceeds from
 shares sold.....        1,228            5,120           16,551          59,279         13,804         61,181
 Distributions
 reinvested......          174              183              --            2,705          2,023         10,313
 Payment for
 shares redeemed.         (253)             (44)         (18,673)        (39,154)       (31,537)       (68,120)
                        ------           ------          -------        --------       --------       --------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....        1,149            5,259           (2,122)         22,830        (15,710)         3,374
                        ------           ------          -------        --------       --------       --------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        1,155            5,428           (3,404)         (1,586)       (39,918)       (49,005)
NET ASSETS
 Beginning of
 Period..........        5,428              --            31,010          32,596        195,012        244,017
                        ------           ------          -------        --------       --------       --------
 End of Period...       $6,583           $5,428          $27,606        $ 31,010       $155,094       $195,012
                        ======           ======          =======        ========       ========       ========
Analysis of fund share transactions:
 Sold............          117              512            2,451           5,177            953          3,450
 Reinvested......           17               18              --              408            145            651
 Redeemed........          (24)              (5)          (2,828)         (3,614)        (2,209)        (3,854)
                        ------           ------          -------        --------       --------       --------
Net increase
(decrease) in
fund shares
outstanding......          110              525             (377)          1,971         (1,111)           247
                        ======           ======          =======        ========       ========       ========
                       International Equity
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...      $    93        $    74
 Net realized
 gain (loss).....         (627)           454
 Change in net
 unrealized
 appreciation
 (depreciation)..       (2,038)        (2,697)
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......       (2,572)        (2,169)
Distributions to shareholders from:
 Net investment
 income..........          (95)           (47)
 Realized gains..          --            (471)
 In excess of
 realized gain...          --             (58)
 Capital paid-in.          --             --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...          (95)          (576)
From fund share transactions:
 Proceeds from
 shares sold.....       14,599         13,293
 Distributions
 reinvested......           95            576
 Payment for
 shares redeemed.       (6,657)        (7,838)
                   ---------------- ------------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....        8,037          6,031
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        5,370          3,286
NET ASSETS
 Beginning of
 Period..........       15,716         12,430
                   ---------------- ------------
 End of Period...      $21,086        $15,716
                   ================ ============
Analysis of fund share transactions:
 Sold............        1,635          1,223
 Reinvested......           11             59
 Redeemed........         (722)          (727)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......          924            555
                   ================ ============

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Small Cap Growth        Health Sciences         Global Balanced               Mid Cap Growth
                   ----------------------------- ---------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited        Unaudited                     Unaudited
                   Six-Month Period  Year Ended    Period from    Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  May 1, 2001(*)   Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000     to June 30, 2001       2001           2000           2001           2000
                   ---------------- ------------ ---------------- ---------------- ------------ ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment
 income (loss)...      $   (446)     $  (1,308)      $     5          $   207        $   688       $    (538)     $  (2,311)
 Net realized
 gain (loss).....       (29,735)        (9,498)            6              (56)          (789)       (117,605)        (7,215)
 Change in net
 unrealized
 appreciation
 (depreciation)..        10,825        (67,925)          363           (1,344)        (2,738)         17,848       (229,686)
                       --------      ---------       -------          -------        -------       ---------      ---------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......       (19,356)       (78,731)          374           (1,193)        (2,839)       (100,295)      (239,212)
Distributions to
shareholders
from:
 Net investment
 income..........           --             --            (16)            (211)          (703)            --             --
 Realized gains..           --          (1,933)          --               --             (41)            --          (8,563)
 In excess of
 realized gain...           --             --            --               --            (283)            --         (33,799)
 Capital paid-in.           --         (20,976)          --               --            (355)            --         (22,185)
                       --------      ---------       -------          -------        -------       ---------      ---------
 Decrease in net
 assets resulting
 from
 distributions...           --         (22,909)          (16)            (211)        (1,382)            --         (64,547)
From fund share
transactions:
 Proceeds from
 shares sold.....        44,516        239,410        21,816            5,213          8,360          82,935        311,599
 Distributions
 reinvested......           --          22,968            16              211          1,382             --          64,547
 Payment for
 shares redeemed.       (57,649)      (105,766)           (1)          (4,441)        (8,571)        (74,081)      (131,336)
                       --------      ---------       -------          -------        -------       ---------      ---------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....       (13,133)       156,612        21,831              983          1,171           8,854        244,810
                       --------      ---------       -------          -------        -------       ---------      ---------
NET INCREASE
(DECREASE) IN NET
ASSETS...........       (32,489)        54,972        22,189             (421)        (3,050)        (91,441)       (58,949)
NET ASSETS
 Beginning of Pe-
 riod............       234,542        179,570           --            28,527         31,577         393,988        452,937
                       --------      ---------       -------          -------        -------       ---------      ---------
 End of Period...      $202,053      $ 234,542       $22,189          $28,106        $28,527       $ 302,547      $ 393,988
                       ========      =========       =======          =======        =======       =========      =========
Analysis of fund
share
transactions:
 Sold............         3,675         11,984         2,175              578            848           6,626         10,835
 Reinvested......           --           1,788             2               23            145             --           4,228
 Redeemed........        (4,793)        (5,757)          --              (489)          (867)         (6,026)        (5,305)
                       --------      ---------       -------          -------        -------       ---------      ---------
Net increase
(decrease) in
fund shares
outstanding......        (1,118)         8,015         2,177              112            126             600          9,758
                       ========      =========       =======          =======        =======       =========      =========

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                           Mid Cap Blend                Large Cap Value            Large Cap Value CORE
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income..........      $    51        $    49        $  1,732       $  3,416       $   118        $   168
 Net realized
 gain (loss).....         (534)           324           1,974          7,226           (63)            79
 Change in net
 unrealized ap-
 preciation (de-
 preciation).....          345          1,064           1,341         11,967           (98)           619
                       -------        -------        --------       --------       -------        -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         (138)         1,437           5,047         22,609           (43)           866
Distributions to
shareholders
from:
 Net investment
 income..........          (38)           (51)         (1,724)        (3,459)         (118)          (169)
 In excess of net
 investment
 income..........          --             --              --              (6)          --             --
 Realized gains..          --            (391)            --          (7,200)          --             (93)
 In excess of
 realized gain...          --            (455)            --            (131)          --             (59)
 Capital paid-in.          --             --              --             (90)          --             (14)
                       -------        -------        --------       --------       -------        -------
 Decrease in net
 assets resulting
 from
 distributions...          (38)          (897)         (1,724)       (10,886)         (118)          (335)
From fund share
transactions:
 Proceeds from
 shares sold.....       10,944         17,016          53,657         73,820        26,533         11,275
 Distributions
 reinvested......           38            897           1,724         10,886           118            335
 Payment for
 shares redeemed.       (9,466)        (3,004)        (38,513)       (47,743)         (667)          (348)
                       -------        -------        --------       --------       -------        -------
 Increase in net
 assets from fund
 share transac-
 tions...........        1,516         14,909          16,868         36,963        25,984         11,262
                       -------        -------        --------       --------       -------        -------
NET INCREASE IN
NET ASSETS.......        1,340         15,449          20,191         48,686        25,823         11,793
NET ASSETS
 Beginning of
 Period..........       21,259          5,810         204,535        155,849        18,164          6,371
                       -------        -------        --------       --------       -------        -------
 End of Period...      $22,599        $21,259        $224,726       $204,535       $43,987        $18,164
                       =======        =======        ========       ========       =======        =======
Analysis of fund
share
transactions:
 Sold............          924          1,377           3,722          5,462         2,580          1,118
 Reinvested......            3             75             119            780            12             33
 Redeemed........         (804)          (242)         (2,673)        (3,569)          (67)           (35)
                       -------        -------        --------       --------       -------        -------
Net increase in
fund shares
outstanding......          123          1,210           1,168          2,673         2,525          1,116
                       =======        =======        ========       ========       =======        =======
                        Large Cap Value CORE II
                   ---------------------------------
                      Unaudited       Period from
                   Six-Month Period June 30, 2000(*)
                    Ended June 30,  to December 31,
                         2001             2000
                   ---------------- ----------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income..........       $   25          $    34
 Net realized
 gain (loss).....          210               18
 Change in net
 unrealized ap-
 preciation (de-
 preciation).....         (236)             373
                   ---------------- ----------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......           (1)             425
Distributions to
shareholders
from:
 Net investment
 income..........          (25)             (34)
 In excess of net
 investment
 income..........          --               --
 Realized gains..          --               (18)
 In excess of
 realized gain...          --               --
 Capital paid-in.          --               --
                   ---------------- ----------------
 Decrease in net
 assets resulting
 from
 distributions...          (25)             (52)
From fund share
transactions:
 Proceeds from
 shares sold.....          931            6,694
 Distributions
 reinvested......           25               51
 Payment for
 shares redeemed.         (363)          (1,089)
                   ---------------- ----------------
 Increase in net
 assets from fund
 share transac-
 tions...........          593            5,656
                   ---------------- ----------------
NET INCREASE IN
NET ASSETS.......          567            6,029
NET ASSETS
 Beginning of
 Period..........        6,029
                   ---------------- ----------------
 End of Period...       $6,596          $ 6,029
                   ================ ================
Analysis of fund
share
transactions:
 Sold............           90              662
 Reinvested......            2                4
 Redeemed........          (34)            (103)
                   ---------------- ----------------
Net increase in
fund shares
outstanding......           58              563
                   ================ ================

(*) Commencement of operations
See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                        Large/Mid Cap Value              Money Market             Large/Mid Cap Value II
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss) ..      $    98        $    90       $  12,030      $  24,827       $    619       $    433
 Net realized
 gain............          695            103             --                         16,784         12,793
 Change in net
 unrealized
 appreciation
 (depreciation)..       (1,228)         1,310             --                        (19,884)        13,928
                       -------        -------       ---------      ---------       --------       --------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         (435)         1,503          12,030         24,827         (2,481)        27,154
Distributions to
shareholders
from:
 Net investment
 income..........          (99)           (91)        (12,030)       (25,112)          (622)          (434)
 Realized gains..          --            (106)            --             --             --          (3,233)
 In excess of
 realized gain...          --             (71)            --             --             --          (9,663)
                       -------        -------       ---------      ---------       --------       --------
 Decrease in net
 assets resulting
 from
 distributions...          (99)          (268)        (12,030)       (25,112)          (622)       (13,330)
Capital
contributions....          --             --              --             284            --             --
From fund share
transactions:
 Proceeds from
 shares sold.....       28,374          8,712         337,399        582,795         26,003         46,034
 Distributions
 reinvested......           99            268          12,030         25,121            622         13,330
 Payment for
 shares redeemed.       (7,098)          (588)       (386,913)      (562,297)       (31,653)       (36,105)
                       -------        -------       ---------      ---------       --------       --------
 Increase
 (decrease) in
 net assets from
 fund
 share
 transactions....       21,375          8,392         (37,484)        45,619         (5,028)        23,259
                       -------        -------       ---------      ---------       --------       --------
NET INCREASE
(DECREASE) IN NET
ASSETS...........       20,841          9,627         (37,484)        45,618         (8,131)        37,083
NET ASSETS
 Beginning of
 Period..........       15,728          6,101         496,853        451,235        129,233         92,150
                       -------        -------       ---------      ---------       --------       --------
 End of Period...      $36,569        $15,728       $ 459,369      $ 496,853       $121,102       $129,233
                       =======        =======       =========      =========       ========       ========
Analysis of fund
share transac-
tions:
 Sold............        2,505            806         337,403         58,279          1,831          3,243
 Reinvested......            9             24          12,026          2,512             43            935
 Redeemed........         (628)           (56)       (386,913)       (56,230)        (2,213)        (2,571)
                       -------        -------       ---------      ---------       --------       --------
Net increase
(decrease) in
fund shares
outstanding......        1,886            774         (37,484)         4,561           (339)         1,607
                       =======        =======       =========      =========       ========       ========
                       Small/Mid Cap Growth
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss) ..      $   (275)      $   (366)
 Net realized
 gain............           233         18,384
 Change in net
 unrealized
 appreciation
 (depreciation)..         2,780         (2,257)
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         2,738         15,761
Distributions to
shareholders
from:
 Net investment
 income..........           --             --
 Realized gains..           --         (17,683)
 In excess of
 realized gain...           --          (1,947)
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...           --         (19,630)
Capital
contributions....           --             --
From fund share
transactions:
 Proceeds from
 shares sold.....        25,249         35,984
 Distributions
 reinvested......           --          19,630
 Payment for
 shares redeemed.       (36,683)       (43,666)
                   ---------------- ------------
 Increase
 (decrease) in
 net assets from
 fund
 share
 transactions....       (11,434)        11,948
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        (8,696)         8,079
NET ASSETS
 Beginning of
 Period..........       190,010        181,931
                   ---------------- ------------
 End of Period...      $181,314       $190,010
                   ================ ============
Analysis of fund
share transac-
tions:
 Sold............         1,881          2,392
 Reinvested......           --           1,474
 Redeemed........        (2,744)        (2,963)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......          (863)           903
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                            Bond Index            Large Cap Aggressive Growth       Small/Mid Cap CORE
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE
(DECREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss)...      $ 2,195        $ 3,295        $   (11)       $   (88)       $    67        $    91
 Net realized
 gain (loss).....          811           (532)        (5,040)          (648)          (281)           669
 Change in net
 unrealized
 appreciation
 (depreciation)..         (208)         2,964          1,387         (5,205)           672           (536)
                       -------        -------        -------        -------        -------        -------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......        2,798          5,727         (3,664)        (5,941)           458            224
Distributions to
shareholders
from:
 Net investment
 income..........       (2,234)        (3,317)           --             --             (68)           (90)
 Realized gains..          --             --             --             (28)           --            (671)
 In excess of
 realized gain...          --             --             --            (168)           --            (102)
 Capital paid-in.          --             --             --            (284)           --             (53)
                       -------        -------        -------        -------        -------        -------
 Decrease in net
 assets resulting
 from
 distributions...       (2,234)        (3,317)           --            (480)           (68)          (916)
From fund share
transactions:
 Proceeds from
 shares sold.....       64,374         45,465         21,278         24,586         11,646         22,514
 Distributions
 reinvested......        2,234          1,488            --             481             68            669
 Payment for
 shares redeemed.      (50,779)       (23,031)        (8,229)        (7,476)        (6,051)        (9,103)
                       -------        -------        -------        -------        -------        -------
 Increase in net
 assets from fund
 share
 transactions....       15,829         23,922         13,049         17,591          5,663         14,080
                       -------        -------        -------        -------        -------        -------
NET INCREASE IN
NET ASSETS.......       16,393         26,332          9,385         11,170          6,053         13,388
NET ASSETS
 Beginning of
 Period..........       64,768         38,436         26,244         15,074         21,636          8,248
                       -------        -------        -------        -------        -------        -------
 End of Period...      $81,161        $64,768        $35,629        $26,244        $27,689        $21,636
                       =======        =======        =======        =======        =======        =======
Analysis of fund
share
transactions:
 Sold............        6,620          4,808          2,489          2,136          1,209          2,174
 Reinvested......          228            158            --              51              7             70
 Redeemed........       (5,170)        (2,443)          (955)          (692)          (633)          (880)
                       -------        -------        -------        -------        -------        -------
Net increase in
fund shares
outstanding......        1,678          2,523          1,534          1,495            583          1,364
                       =======        =======        =======        =======        =======        =======
                          Small Cap Value
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE
(DECREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss)...      $   128        $    18
 Net realized
 gain (loss).....          587          3,781
 Change in net
 unrealized
 appreciation
 (depreciation)..        5,794           (223)
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......        6,509          3,576
Distributions to
shareholders
from:
 Net investment
 income..........         (127)           (17)
 Realized gains..          --          (3,779)
 In excess of
 realized gain...          --             --
 Capital paid-in.          --             --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...         (127)        (3,796)
From fund share
transactions:
 Proceeds from
 shares sold.....       38,479         21,624
 Distributions
 reinvested......          127          3,796
 Payment for
 shares redeemed.      (15,851)        (1,334)
                   ---------------- ------------
 Increase in net
 assets from fund
 share
 transactions....       22,755         24,086
                   ---------------- ------------
NET INCREASE IN
NET ASSETS.......       29,137         23,866
NET ASSETS
 Beginning of
 Period..........       29,436          5,570
                   ---------------- ------------
 End of Period...      $58,573        $29,436
                   ================ ============
Analysis of fund
share
transactions:
 Sold............        2,965          1,733
 Reinvested......           10            339
 Redeemed........       (1,245)          (107)
                   ---------------- ------------
Net increase in
fund shares
outstanding......        1,730          1,965
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                        Real Estate Equity              Growth & Income                   Managed
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE
(DECREASE) IN NET
ASSETS
From operations
 Net investment
 income..........      $  2,154       $  8,456      $    5,214     $   32,578     $   30,654     $   91,310
 Net realized
 gain (loss).....         1,977          4,057        (358,645)       445,349        (93,386)       237,169
 Change in net
 unrealized
 appreciation
 (depreciation)..         3,352         25,634          54,423       (990,353)        16,960       (328,984)
                       --------       --------      ----------     ----------     ----------     ----------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         7,483         38,147        (299,008)      (512,426)       (45,772)          (505)
Distributions to
shareholders
from:
 Net investment
 income..........        (2,314)        (8,456)         (4,850)       (33,412)       (31,123)       (93,117)
 In excess of net
 investment
 income..........           --            (404)            --             --             --             --
 Realized gains..           --            (649)            --        (519,555)           --        (235,437)
 In excess of
 realized gain...           --          (3,328)            --         (25,745)           --             --
 Capital paid-in.           --          (1,440)            --         (44,762)           --             --
                       --------       --------      ----------     ----------     ----------     ----------
 Decrease in net
 assets resulting
 from
 distributions...        (2,314)       (14,277)         (4,850)      (623,474)       (31,123)      (328,554)
 From fund share
 transactions:
 Proceeds from
 shares sold.....        34,355         51,873         163,739        110,896        369,833         66,759
 Distributions
 reinvested......         2,314         14,277           4,850        623,473         31,123        328,531
 Payment for
 shares redeemed.       (40,020)       (57,423)       (389,729)      (492,322)      (589,991)      (501,356)
                       --------       --------      ----------     ----------     ----------     ----------
 Increase (de-
 crease) in net
 assets from fund
 share transac-
 tions...........        (3,351)         8,727        (221,140)       242,047       (189,035)      (106,066)
                       --------       --------      ----------     ----------     ----------     ----------
NET INCREASE
(DECREASE) IN NET
ASSETS...........         1,818         32,597        (524,998)      (893,853)      (265,930)      (435,125)
NET ASSETS
 Beginning of
 Period..........       158,811        126,214       3,324,988      4,218,841      2,995,794      3,430,919
                       --------       --------      ----------     ----------     ----------     ----------
 End of Period...      $160,629       $158,811      $2,799,990     $3,324,988     $2,729,864     $2,995,794
                       ========       ========      ==========     ==========     ==========     ==========
Analysis of fund
share
transactions:
 Sold............         2,435          4,031          12,542          5,816         27,678          4,373
 Reinvested......           168          1,085             364         43,333          2,297         23,203
 Redeemed........        (2,962)        (4,499)        (29,744)       (25,508)       (43,513)       (32,979)
                       --------       --------      ----------     ----------     ----------     ----------
Net increase
(decrease) in
fund shares
outstanding......          (359)           617         (16,838)        23,641        (13,538)        (5,403)
                       ========       ========      ==========     ==========     ==========     ==========
                          Short-Term Bond
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE
(DECREASE) IN NET
ASSETS
From operations
 Net investment
 income..........      $  2,938       $ 4,615
 Net realized
 gain (loss).....           368          (582)
 Change in net
 unrealized
 appreciation
 (depreciation)..         1,013         1,702
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         4,319         5,735
Distributions to
shareholders
from:
 Net investment
 income..........        (2,981)       (4,591)
 In excess of net
 investment
 income..........           --            --
 Realized gains..           --            --
 In excess of
 realized gain...           --            --
 Capital paid-in.           --            --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...        (2,981)       (4,591)
 From fund share
 transactions:
 Proceeds from
 shares sold.....        60,735        29,529
 Distributions
 reinvested......         2,981         4,591
 Payment for
 shares redeemed.       (29,979)      (23,999)
                   ---------------- ------------
 Increase (de-
 crease) in net
 assets from fund
 share transac-
 tions...........        33,737        10,121
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        35,075        11,265
NET ASSETS
 Beginning of
 Period..........        80,109        68,844
                   ---------------- ------------
 End of Period...      $115,184       $80,109
                   ================ ============
Analysis of fund
share
transactions:
 Sold............         6,108         3,035
 Reinvested......           299           472
 Redeemed........        (2,998)       (2,466)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......         3,409         1,041
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                         Small Cap Equity         International Opportunities          Equity Index
                   ----------------------------- ----------------------------- -----------------------------
                      Unaudited                     Unaudited                     Unaudited
                   Six-Month Period  Year Ended  Six-Month Period  Year Ended  Six-Month Period  Year Ended
                    Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                         2001           2000           2001           2000           2001           2000
                   ---------------- ------------ ---------------- ------------ ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss)...      $    (16)      $    920       $    625       $    465      $   2,946       $  5,723
 Net realized
 gain (loss).....        (4,381)         4,551         (3,043)         4,855         12,570         18,724
 Change in net
 unrealized
 appreciation
 (depreciation)..         7,093        (12,268)       (15,768)       (22,688)       (51,479)       (77,249)
                       --------       --------       --------       --------      ---------       --------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         2,696         (6,797)       (18,186)       (17,368)       (35,963)       (52,802)
Distributions to
shareholders
from:
 Net investment
 income..........           --          (1,004)          (582)          (423)        (2,965)        (5,292)
 Realized gains..           --            (990)           --          (4,722)           --         (20,438)
 In excess of
 realized gain...           --          (1,431)           --            (390)           --            (231)
 Capital paid-in.           --          (2,130)           --            (749)           --            (555)
                       --------       --------       --------       --------      ---------       --------
 Decrease in net
 assets resulting
 from
 distributions...           --          (5,555)          (582)        (6,284)        (2,965)       (26,516)
From fund share
transactions:
 Proceeds from
 shares sold.....        23,006         33,823         41,686         81,609        171,574        226,311
 Shares issued in
 reorganization..           --             --             --          22,528            --             --
 Distributions
 reinvested......           --           5,555            582          6,285          2,965         26,516
 Payment for
 shares redeemed.       (19,502)       (25,895)       (56,201)       (46,530)      (122,123)       (99,146)
                       --------       --------       --------       --------      ---------       --------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....         3,504         13,483        (13,933)        63,892         52,416        153,681
                       --------       --------       --------       --------      ---------       --------
NET INCREASE
(DECREASE) IN NET
ASSETS...........         6,200          1,131        (32,701)        40,240         13,488         74,363
NET ASSETS
 Beginning of
 Period..........        70,031         68,900        120,034         79,794        525,659        451,296
                       --------       --------       --------       --------      ---------       --------
 End of Period...      $ 76,231       $ 70,031       $ 87,333       $120,034      $ 539,147       $525,659
                       ========       ========       ========       ========      =========       ========
Analysis of fund
share
transactions:
 Sold............         2,500          3,114          3,880          5,776         10,292         11,361
 Issued in
 reorganization..           --             --             --           1,947            --             --
 Reinvested......           --             614             55            536            178          1,473
 Redeemed........        (2,145)        (2,378)        (5,240)        (3,390)        (7,311)        (5,101)
                       --------       --------       --------       --------      ---------       --------
Net increase
(decrease) in
fund shares
outstanding......           355          1,350         (1,305)         4,869          3,159          7,733
                       ========       ========       ========       ========      =========       ========
                          High Yield Bond
                   -----------------------------
                      Unaudited
                   Six-Month Period  Year Ended
                    Ended June 30,  December 31,
                         2001           2000
                   ---------------- ------------
INCREASE (DE-
CREASE) IN NET
ASSETS
From operations
 Net investment
 income (loss)...      $  1,422       $  2,175
 Net realized
 gain (loss).....          (838)          (518)
 Change in net
 unrealized
 appreciation
 (depreciation)..           442         (4,604)
                   ---------------- ------------
 Net increase
 (decrease) in
 net assets
 resulting from
 operations......         1,026         (2,947)
Distributions to
shareholders
from:
 Net investment
 income..........        (1,445)        (2,186)
 Realized gains..           --             --
 In excess of
 realized gain...           --             --
 Capital paid-in.           --             --
                   ---------------- ------------
 Decrease in net
 assets resulting
 from
 distributions...        (1,445)        (2,186)
From fund share
transactions:
 Proceeds from
 shares sold.....        51,560         22,157
 Shares issued in
 reorganization..           --             --
 Distributions
 reinvested......         1,445          2,227
 Payment for
 shares redeemed.       (40,101)       (13,194)
                   ---------------- ------------
 Increase
 (decrease) in
 net assets from
 fund share
 transactions....        12,904         11,190
                   ---------------- ------------
NET INCREASE
(DECREASE) IN NET
ASSETS...........        12,485          6,057
NET ASSETS
 Beginning of
 Period..........        25,978         19,921
                   ---------------- ------------
 End of Period...      $ 38,463       $ 25,978
                   ================ ============
Analysis of fund
share
transactions:
 Sold............         6,650          2,663
 Issued in
 reorganization..           --             --
 Reinvested......           188            273
 Redeemed........        (5,167)        (1,610)
                   ---------------- ------------
Net increase
(decrease) in
fund shares
outstanding......         1,671          1,326
                   ================ ============

See notes to financial statements.

JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------
(000's Omitted)

                                                            Global Bond
                                                   -----------------------------
                                                      Unaudited
                                                   Six-Month Period  Year Ended
                                                    Ended June 30,  December 31,
                                                         2001           2000
                                                   ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
From operations
 Net investment income...........................      $  1,220       $  3,081
 Net realized loss...............................          (490)          (126)
 Change in net unrealized appreciation
 (depreciation)..................................        (3,642)         4,415
                                                       --------       --------
 Net increase (decrease) in net assets resulting
 from operations.................................        (2,912)         7,370
Distributions to shareholders from:
 Net investment income...........................           --          (4,040)
                                                       --------       --------
 Decrease in net assets resulting from
 distributions...................................           --          (4,040)
From fund share transactions:
 Proceeds from shares sold.......................         9,574         11,709
 Distributions reinvested........................           --           4,046
 Payment for shares redeemed.....................       (17,026)       (21,603)
                                                       --------       --------
 Decrease in net assets from fund share
 transactions....................................        (7,452)        (5,848)
                                                       --------       --------
NET DECREASE IN NET ASSETS.......................       (10,364)        (2,518)
NET ASSETS
 Beginning of Period.............................        68,473         70,991
                                                       --------       --------
 End of Period...................................      $ 58,109       $ 68,473
                                                       ========       ========
Analysis of fund share transactions:
 Sold............................................           960          1,168
 Reinvested......................................           --             401
 Redeemed........................................        (1,687)        (2,176)
                                                       --------       --------
Net decrease in fund shares outstanding..........          (727)          (607)
                                                       ========       ========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Large Cap Growth
 Unaudited Period
 Ended June 30,
 2001............   $18.89        --        $(2.48)      $(2.48)        --           --           --           --
 Year Ended De-
 cember 31,
 2000............    27.33     $ 0.03        (4.89)       (4.86)     $(0.04)      $(2.69)      $(0.78)      $(0.07)
 1999............    26.19       0.09         6.03         6.12       (0.09)       (4.89)         --           --
 1998............    20.82       0.14         8.05         8.19       (0.14)       (2.68)         --           --
 1997............    17.49       0.17         5.21         5.38       (0.17)       (1.88)         --           --
 1996............    17.37       0.25         2.89         3.14       (0.25)       (2.77)         --           --
---------------------------------------------------------------------------------------------------------------------
Fundamental
Growth
 Unaudited Period
 Ended June 30,
 2001............    12.52      (0.02)       (2.64)       (2.66)        --           --           --           --
 Year Ended
 December 31,
 2000(f).........    14.42      (0.02)       (0.44)       (0.46)        --         (0.76)       (0.65)       (0.03)
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      (0.02)        5.34         5.32         --         (0.90)         --           --
---------------------------------------------------------------------------------------------------------------------
Aggressive Bal-
anced
 Unaudited Period
 Ended June 30,
 2001............    10.24       0.08        (0.48)       (0.40)      (0.08)         --           --           --
 Year Ended
 December 31,
 2000............    10.62       0.19        (0.35)       (0.16)      (0.19)       (0.02)       (0.01)         --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00       0.06         0.64         0.70       (0.05)       (0.03)         --           --
---------------------------------------------------------------------------------------------------------------------
Active Bond
 Unaudited Period
 Ended June 30,
 2001............     9.44       0.29         0.06         0.35       (0.30)         --           --           --
Year ended
December 31,
 2000............     9.12       0.64         0.28         0.92       (0.60)         --           --           --
 1999............     9.92       0.67        (0.76)       (0.09)      (0.71)         --           --           --
 1998............     9.95       0.69         0.11         0.80       (0.69)       (0.14)         --           --
 1997............     9.77       0.71         0.24         0.95       (0.71)       (0.06)         --           --
 1996............    10.13       0.69        (0.31)        0.38       (0.69)       (0.05)         --           --
---------------------------------------------------------------------------------------------------------------------
Active Bond II
 Unaudited Period
 Ended June 30,
 2001(l).........    10.33       0.29         0.05         0.34       (0.30)         --           --           --
 Period from June
 30, to December
 31, 2000(h).....    10.00       0.32         0.37         0.69       (0.31)       (0.05)         --           --
---------------------------------------------------------------------------------------------------------------------
                                                                  Ratios/Supplemental Data
                                                          -------------------------------------------------------
                                                                     Operating         Net
                                                          Net Assets Expenses       Investment
                                 Net Assets                 End of      to            Income
                                   Value      Total         Period    Average       (Loss) to        Portfolio
                       Total     at End of  Investment      (000s       Net          Average         Turnover
                   Distributions   Period   Return(b)      Omitted)   Assets        Net Assets         Rate
                   ------------- ---------- ------------- ---------- -------------- ---------------- ------------
Large Cap Growth
 Unaudited Period
 Ended June 30,
 2001............        --        $16.41     (13.11%)(c) $  877,882   0.47%(d)(e)     0.03%(d)        46.84%(c)
 Year Ended De-
 cember 31,
 2000............     $(3.58)       18.89     (17.89%)     1,146,787   0.46%           0.10%           89.30%
 1999............      (4.98)       27.33      24.07%      1,382,473   0.39%           0.33%           37.42%
 1998............      (2.82)       26.19      39.51%      1,126,764   0.41%           0.59%           56.41%
 1997............      (2.05)       20.82      30.89%        754,398   0.44%           0.86%           83.82%
 1996............      (3.02)       17.49      18.27%        524,145   0.44%           1.35%          135.98%
---------------------------------------------------------------------------------------------------------------------
Fundamental
Growth
 Unaudited Period
 Ended June 30,
 2001............        --          9.86     (21.20%)(c)     40,342   0.99%(d)(g)    (0.47%)(d)       51.34%(c)
 Year Ended
 December 31,
 2000(f).........      (1.44)       12.52      (3.03%)        46,114   0.96%(g)       (0.38%)         250.46%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.90)       14.42      54.57%(c)       9,175   0.95%(d)(g)    (0.55%)(d)       61.66%(c)
---------------------------------------------------------------------------------------------------------------------
Aggressive Bal-
anced
 Unaudited Period
 Ended June 30,
 2001............      (0.08)        9.76      (3.89%)(c)     20,378   0.77%(d)(i)     1.54%(d)(24)    86.54%(c)
 Year Ended
 December 31,
 2000............      (0.22)       10.24      (1.53%)        20,941   0.78%(i)        1.87%          164.89%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.08)       10.62       7.09%(c)      11,883   0.78%(d)(i)     1.68%(d)        70.28%(c)
---------------------------------------------------------------------------------------------------------------------
Active Bond
 Unaudited Period
 Ended June 30,
 2001............      (0.30)        9.49       3.63%(c)     816,297   0.71%(d)(j)     6.13%(d)(25)   130.85%(c)
Year ended
December 31,
 2000............      (0.60)        9.44      10.45%        842,299   0.41%(k)        6.98%          224.24%
 1999............      (0.71)        9.12      (0.94%)       850,286   0.28%           6.97%          182.90%
 1998............      (0.82)        9.92       8.23%        907,121   0.29%           6.84%          228.74%
 1997............      (0.77)        9.95      10.11%        803,770   0.31%           7.18%          138.29%
 1996............      (0.74)        9.77       4.10%        726,111   0.29%           7.07%          119.12%
---------------------------------------------------------------------------------------------------------------------
Active Bond II
 Unaudited Period
 Ended June 30,
 2001(l).........      (0.30)       10.37       3.24%(c)       6,583   0.80%(d)(m)     5.70%(d)(26)    24.50%(c)
 Period from June
 30, to December
 31, 2000(h).....      (0.36)       10.33       7.00%(c)       5,428   0.75%(d)       16.09%(d)       131.71%(c)
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                                 Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Emerging Markets
Equity
 Unaudited Period
 Ended June 30,
 2001............   $ 6.70     $ 0.04       $(0.25)      $(0.21)        --           --           --           --
 Year Ended De-
 cember 31,
 2000............    12.26      (0.02)       (4.91)       (4.93)        --        $(0.62)         --        $(0.01)
 1999(o).........     7.09       0.03         5.35         5.38      $(0.01)       (0.10)      $(0.42)         --
 Period from May
 1, to December
 31, 1988(h).....    10.00       0.03        (2.91)       (2.88)      (0.02)         --           --         (0.01)
--------------------------------------------------------------------------------------------------------------------------
International
Equity Index
 Unaudited Period
 Ended
 June 30, 2001...    15.39       0.17        (1.97)       (1.80)      (0.17)         --           --           --
 Year Ended
 December 31,
 2000............    19.64       0.23        (3.64)       (3.41)      (0.18)       (0.59)         --         (0.07)
 1999............    15.56       0.21         4.51         4.72       (0.21)       (0.38)       (0.05)         --
 1998............    15.20       0.23         2.91         3.14       (0.23)       (2.55)         --           --
 1997............    16.83       0.13        (0.97)       (0.84)      (0.13)       (0.66)         --           --
 1996............    15.61       0.21         1.22         1.43       (0.21)         --           --           --
--------------------------------------------------------------------------------------------------------------------------
International
Equity
 Unaudited Period
 Ended June 30,
 2001............     9.85       0.05        (1.48)       (1.43)      (0.05)         --           --           --
 Year ended
 December 31,
 2000............    11.95       0.06        (1.78)       (1.72)      (0.04)       (0.30)       (0.04)         --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00       0.01         2.12         2.13       (0.01)       (0.17)         --           --
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Unaudited Period
 Ended June 30,
 2001............    13.47      (0.04)       (1.03)       (1.07)        --           --           --           --
 Year ended
 December 31,
 2000............    19.12      (0.02)       (4.16)       (4.18)        --         (0.12)         --         (1.35)
 1999............    12.99      (0.21)        9.06         8.85         --         (2.72)         --           --
 1998............    11.34      (0.05)        1.70         1.65         --           --           --           --
 1997............     9.93      (0.02)        1.44         1.42         --           --           --         (0.01)
 Period from May
 1, to December
 31, 1996(h).....    10.00       0.01        (0.06)       (0.05)      (0.02)         --           --           --
--------------------------------------------------------------------------------------------------------------------------
                                                                               Ratios/Supplemental Data
                                                                        --------------------------------------------------
                                                                          Net    Operating         Net
                                                                         Assets  Expenses       Investment
                                               Net Assets                End of     to            Income
                                                 Value      Total        Period   Average       (Loss) to     Portfolio
                       Total        Capital    at End of  Investment     (000s      Net          Average      Turnover
                   Distributions Contributions   Period   Return(b)     Omitted)  Assets        Net Assets      Rate
                   ------------- ------------- ---------- ------------- -------- -------------- ------------- ------------
Emerging Markets
Equity
 Unaudited Period
 Ended June 30,
 2001............        --            --        $ 6.49      (3.08)%(c) $27,606    1.33%(d)(n)     1.26%(d)     67.07%(c)
 Year Ended De-
 cember 31,
 2000............     $(0.63)          --          6.70     (40.11)%     31,010    1.32%(n)       (0.28)%      103.90%
 1999(o).........      (0.53)        $0.32        12.26      81.37%(p)   32,596    1.39%(n)        0.19%       196.32%
 Period from May
 1, to December
 31, 1988(h).....      (0.03)          --          7.09     (28.87)%(c)   7,310    1.55%(d)(n)     0.51%(d)     53.95%(c)
--------------------------------------------------------------------------------------------------------------------------
International
Equity Index
 Unaudited Period
 Ended
 June 30, 2001...      (0.17)          --         13.42     (11.77)%(c) 155,094    0.29%(d)(q)     2.71%(d)      0.88%(c)
 Year Ended
 December 31,
 2000............      (0.84)          --         15.39     (17.42)%    195,012    0.28%(r)        1.40%        14.86%
 1999............      (0.64)          --         19.64      30.87%     244,017    0.31%(r)        1.26%        19.01%
 1998............      (2.78)          --         15.56      20.82%     173,137    0.56%(r)        1.45%       158.63%
 1997............      (0.79)          --         15.20      (5.03)%    152,359    0.79%           0.78%        83.13%
 1996............      (0.21)          --         16.83       9.19%     155,753    0.76%           1.30%        92.03%
--------------------------------------------------------------------------------------------------------------------------
International
Equity
 Unaudited Period
 Ended June 30,
 2001............      (0.05)          --          8.37     (14.56)%(c)  21,086    1.09%(d)(s)     1.15%(d)     22.65%(c)
 Year ended
 December 31,
 2000............      (0.38)          --          9.85     (14.37)%     15,716    1.10%(s)        0.53%        75.41%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.18)          --         11.95      21.49%(c)   12,430    1.10%(d)(s)     0.21%(d)     26.76%(c)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
 Unaudited Period
 Ended June 30,
 2001............        --            --         12.40      (7.94)%(c) 202,053    0.84%(d)       (0.44%)(d)    45.16%(c)
 Year ended
 December 31,
 2000............      (1.47)          --         13.47     (21.43)%    234,542    0.82%          (0.50)%       97.73%
 1999............      (2.72)          --         19.12      70.38%     179,570    0.89%          (0.70)%      113.11%
 1998............        --            --         12.99      14.49%      74,849    1.00%(t)       (0.65)%      101.16%
 1997............      (0.01)          --         11.34      14.26%      48,761    1.00%(t)       (0.28)%       86.23%
 Period from May
 1, to December
 31, 1996(h).....      (0.02)          --          9.93      (0.50)%(c)  20,633    1.00%(d)(t)     0.12%(d)     50.93%(c)
--------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Health Sciences
 Period from May
 1, 2001,
 to June 30,
 2001(h).........   $10.00       --         $ 0.20       $ 0.20      $(0.01)         --           --           --
---------------------------------------------------------------------------------------------------------------------
Global Balanced
 Unaudited Period
 Ended June 30,
 2001............     9.27     $0.07         (0.45)       (0.38)      (0.07)         --           --           --
 Year ended
 December 31,
 2000(v).........    10.71      0.23         (1.20)       (0.97)      (0.24)      $(0.01)      $(0.10)      $(0.12)
 1999............    11.12      0.29          0.25         0.54       (0.29)       (0.44)       (0.16)       (0.06)
 1998............    10.11      0.34          1.44         1.78       (0.34)       (0.42)         --         (0.01)
 1997............    10.39      0.33         (0.05)        0.28       (0.33)       (0.22)         --         (0.01)
 Period from May
 1, to December
 31, 1996(h).....    10.00      0.24          0.41         0.65       (0.24)       (0.02)         --           --
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Unaudited Period
 Ended June 30,
 2001............    15.60     (0.02)        (3.88)       (3.90)        --           --           --           --
 Year ended
 December 31,
 2000............    29.22     (0.05)       (10.49)      (10.54)        --         (0.41)       (1.61)       (1.06)
 1999............    15.12     (0.19)        17.70        17.51         --         (3.41)         --           --
 1998............    11.93     (0.09)         4.75         4.66         --         (1.32)         --         (0.15)
 1997............    10.22     (0.02)         1.73         1.71         --           --           --           --
 Period from May
 1, to December
 31, 1996(h).....    10.00      0.05          0.22         0.27       (0.05)         --           --           --
---------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Unaudited Period
 Ended June 30,
 2001............    12.12      0.03         (0.09)       (0.06)      (0.02)         --           --           --
 Year ended
 December 31,
 2000............    10.70      0.04          1.93         1.97       (0.04)       (0.24)       (0.27)         --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      0.03          1.10         1.13       (0.03)       (0.40)         --           --
---------------------------------------------------------------------------------------------------------------------
                                                                 Ratios/Supplemental Data
                                                          -----------------------------------------------------
                                                            Net    Operating         Net
                                                           Assets  Expenses       Investment
                                 Net Assets                End of     to            Income
                                   Value      Total        Period   Average       (Loss) to        Portfolio
                       Total     at End of  Investment     (000s      Net          Average         Turnover
                   Distributions   Period   Return(b)     Omitted)  Assets        Net Assets         Rate
                   ------------- ---------- ------------- -------- -------------- ---------------- ------------
Health Sciences
 Period from May
 1, 2001,
 to June 30,
 2001(h).........     $(0.01)      $10.19       1.99%(c)  $ 22,189   1.10%(d)        0.14%(d)        12.66%(c)
---------------------------------------------------------------------------------------------------------------------
Global Balanced
 Unaudited Period
 Ended June 30,
 2001............      (0.07)        8.82      (4.23)%(c)   28,106   1.14%(d)(u)     1.48%(d)(27)    19.33%(c)
 Year ended
 December 31,
 2000(v).........      (0.47)        9.27      (9.08)%      28,527   0.98%(u)        2.32%          204.98%
 1999............      (0.95)       10.71       5.11%       31,577   1.00%(u)        2.73%          131.21%
 1998............      (0.77)       11.12      17.99%       30,416   1.10%(u)        3.20%          103.55%
 1997............      (0.56)       10.11       2.65%       25,420   1.10%(u)        3.18%           81.04%
 Period from May
 1, to December
 31, 1996(h).....      (0.26)       10.39       6.73%(c)    24,098   1.10%(d)(u)     3.59%(d)        22.21%(c)
---------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
 Unaudited Period
 Ended June 30,
 2001............        --         11.70     (24.99)%(c)  302,547   0.88%(d)       (0.33)%(d)       58.57%(c)
 Year ended
 December 31,
 2000............      (3.08)       15.60     (35.86)%     393,988   0.85%          (0.43)%         140.94%
 1999............      (3.41)       29.22     118.31%      452,937   0.93%          (0.68)%         106.06%
 1998............      (1.47)       15.12      39.07%       94,085   1.10%(w)       (0.64)%         137.01%
 1997............        --         11.93      16.66%       40,235   1.10%(w)       (0.26)%         124.04%
 Period from May
 1, to December
 31, 1996(h).....      (0.05)       10.22       2.69%(c)    16,492   1.10%(d)(w)     0.92%(d)        71.25%(c)
---------------------------------------------------------------------------------------------------------------------
Mid Cap Blend
 Unaudited Period
 Ended June 30,
 2001............      (0.02)       12.04      (0.50)%(c)   22,599   0.85%(d)(x)     0.45%(d)        74.26%(c)
 Year ended
 December 31,
 2000............      (0.55)       12.12      18.58%       21,259   0.85%(x)        0.44%          138.64%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.43)       10.70      11.53%(c)     5,810   0.85%(d)(x)     0.82%(d)        55.68%(c)
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Large Cap Value
 Unaudited Period
 Ended
 June 30, 2001...   $14.38     $0.11        $ 0.22       $ 0.33      $(0.11)         --           --           --
 Year ended
 December 31,
 2000............    13.49      0.27          1.45         1.72       (0.28)      $(0.53)      $(0.01)      $(0.01)
 1999............    14.02      0.27          0.18         0.45       (0.27)       (0.71)         --           --
 1998............    13.57      0.28          0.96         1.24       (0.28)       (0.51)         --           --
 1997............    11.09      0.29          2.84         3.13       (0.29)       (0.36)         --           --
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.16          1.22         1.38       (0.16)       (0.13)         --           --
---------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Unaudited Period
 Ended
 June 30, 2001...    10.42      0.04         (0.11)       (0.07)      (0.04)         --           --           --
 Year ended
 December 31,
 2000............    10.16      0.15          0.36         0.51       (0.15)       (0.06)       (0.03)       (0.01)
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      0.04          0.31         0.35       (0.03)       (0.14)       (0.01)       (0.01)
---------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE II
 Unaudited Period
 Ended
 June 30, 2001(1).   10.71      0.04         (0.08)       (0.04)      (0.04)         --           --           --
 Period from June
 30, to
 December 31,
 2000(h).........    10.00      0.06          0.74         0.80       (0.06)       (0.03)         --           --
---------------------------------------------------------------------------------------------------------------------
Large/Mid Cap
Value
 Unaudited Period
 Ended
 June 30, 2001...    11.57      0.05         (0.30)       (0.25)      (0.05)         --           --           --
 Year ended
 December 31,
 2000............    10.42      0.09          1.30         1.39       (0.10)       (0.08)       (0.06)         --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      0.03          0.45         0.48       (0.03)       (0.02)       (0.01)         --
---------------------------------------------------------------------------------------------------------------------
Money Market
 Unaudited Period
 Ended
 June 30, 2001(4).    1.00      0.02           --          0.02       (0.02)         --           --           --
 Year ended
 December 31,
 2000............     1.00      0.06           --          0.06       (0.06)         --           --           --
 1999(23)........     1.00      0.04           --          0.04       (0.04)         --           --           --
 1998(23)........     1.00      0.05           --          0.05       (0.05)         --           --           --
 1997(23)........     1.00      0.05           --          0.05       (0.05)         --           --           --
 1996(23)........     1.00      0.05           --          0.05       (0.05)         --           --           --
---------------------------------------------------------------------------------------------------------------------
                                                                 Ratios/Supplemental Data
                                                          -----------------------------------------------
                                                            Net    Operating         Net
                                                           Assets  Expenses       Investment
                                 Net Assets                End of     to            Income
                                   Value      Total        Period   Average       (Loss) to   Portfolio
                       Total     at End of  Investment     (000s      Net          Average    Turnover
                   Distributions   Period   Return(b)     Omitted)  Assets        Net Assets    Rate
                   ------------- ---------- ------------- -------- -------------- ----------- -----------
Large Cap Value
 Unaudited Period
 Ended
 June 30, 2001...     $(0.11)      $14.60      2.34%(c)   $224,726   0.77%(d)        1.62%(d)    7.04%(c)
 Year ended
 December 31,
 2000............      (0.83)       14.38     12.97%       204,535   0.78%           2.04%      42.12%
 1999............      (0.98)       13.49      3.28%       155,849   0.85%           1.88%      32.62%
 1998............      (0.79)       14.02      9.26%       123,365   0.92%           2.08%      18.46%
 1997............      (0.65)       13.57     28.56%        73,269   1.00%(y)        2.42%      19.21%
 Period from May
 1, to
 December 31,
 1996(h).........      (0.29)       11.09     13.90%(c)     19,781   1.00%(d)(y)     2.74%(d)   19.95%(c)
---------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE
 Unaudited Period
 Ended
 June 30, 2001...      (0.04)       10.31     (0.66)%(c)    43,987   0.84%(d)(z)     0.93%(d)   29.44%(c)
 Year ended
 December 31,
 2000............      (0.25)       10.42      5.12%        18,164   0.85%(z)        1.54%      59.15%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.19)       10.16      3.58%(c)      6,371   0.85%(d)(z)     1.13%(d)   30.90%(c)
---------------------------------------------------------------------------------------------------------------------
Large Cap Value
CORE II
 Unaudited Period
 Ended
 June 30, 2001(1).     (0.04)       10.63     (0.33)%(c)     6,596   0.88%(d)(2)     0.81%(d)   14.04%(c)
 Period from June
 30, to
 December 31,
 2000(h).........      (0.09)       10.71      8.00%(c)      6,029   0.85%(d)        1.22%(d)   17.16%(c)
---------------------------------------------------------------------------------------------------------------------
Large/Mid Cap
Value
 Unaudited Period
 Ended
 June 30, 2001...      (0.05)       11.27     (2.22)%(c)    36,569   1.03%(d)(3)     0.88%(d)   38.78%(c)
 Year ended
 December 31,
 2000............      (0.24)       11.57     13.41%        15,728   1.05%(3)        0.97%      86.97%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.06)       10.42      4.72%(c)      6,101   1.05%(d)(3)     0.94%(d)   23.03%(c)
---------------------------------------------------------------------------------------------------------------------
Money Market
 Unaudited Period
 Ended
 June 30, 2001(4).     (0.02)        1.00      2.51%(c)    459,369   0.29%(d)        5.03%(d)     n/a
 Year ended
 December 31,
 2000............      (0.06)        1.00      6.29%(5)    496,853   0.29%           6.05%        n/a
 1999(23)........      (0.04)        1.00      5.05%       451,235   0.31%           4.95%        n/a
 1998(23)........      (0.05)        1.00      5.40%       395,195   0.31%           5.29%        n/a
 1997(23)........      (0.05)        1.00      5.38%       229,443   0.33%           5.32%        n/a
 1996(23)........      (0.05)        1.00      5.32%       213,235   0.30%           5.20%        n/a
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Large/Mid Cap
Value II
 Unaudited Period
 Ended
 June 30,
 2001(4).........   $14.65     $ 0.07       $(0.37)      $(0.30)     $(0.07)         --           --           --
 Year ended
 December 31,
 2000............    12.78       0.06         3.51         3.57       (0.06)      $(0.41)      $(1.23)         --
 1999............    12.19       0.08         0.59         0.67       (0.08)         --           --           --
 1998............    13.87       0.11        (1.68)       (1.57)      (0.11)         --           --           --
 1997............    11.35       0.05         3.59         3.64       (0.05)       (1.07)         --           --
 Period from May
 1, to
 December 31,
 1996(h).........    10.00       0.04         1.57         1.61       (0.04)       (0.22)         --           --
---------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Growth
 Unaudited Period
 Ended
 June 30, 2001...    13.70      (0.03)        0.27         0.24         --           --           --           --
 Year ended
 December 31,
 2000............    14.03      (0.02)        1.27         1.25         --         (1.43)       (0.15)         --
 1999............    15.94      (0.07)        0.74         0.67         --         (2.41)         --        $(0.17)
 1998............    15.39      (0.02)        0.88         0.86         --         (0.31)         --           --
 1997............    16.52       0.01         0.56         0.57       (0.01)       (1.69)         --           --
 1996............    13.18       0.02         3.99         4.01       (0.02)       (0.65)         --           --
---------------------------------------------------------------------------------------------------------------------
Bond Index
 Unaudited Period
 Ended
 June 30, 2001...     9.74       0.29         0.02         0.31       (0.30)         --           --           --
 Year ended
 December 31,
 2000............     9.32       0.62         0.43         1.05       (0.63)         --           --           --
 1999............    10.19       0.63        (0.89)       (0.26)      (0.61)         --           --           --
 Period from May
 1, to
 December 31,
 1998(h).........    10.00       0.42         0.29         0.71       (0.42)       (0.10)         --           --
---------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Unaudited Period
 Ended
 June 30, 2001...     9.52       0.01        (1.23)       (1.22)        --           --           --           --
 Year ended
 December 31,
 2000............    11.94      (0.03)       (2.21)       (2.24)        --         (0.01)       (0.06)       (0.11)
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00      (0.01)        2.03         2.02         --         (0.08)         --           --
---------------------------------------------------------------------------------------------------------------------
                                                                 Ratios/Supplemental Data
                                                          -----------------------------------------------------
                                                            Net    Operating         Net
                                                           Assets  Expenses       Investment
                                 Net Assets                End of     to            Income
                                   Value      Total        Period   Average       (Loss) to        Portfolio
                       Total     at End of  Investment     (000s      Net          Average         Turnover
                   Distributions   Period   Return(b)     Omitted)  Assets        Net Assets         Rate
                   ------------- ---------- ------------- -------- -------------- ---------------- ------------
Large/Mid Cap
Value II
 Unaudited Period
 Ended
 June 30,
 2001(4).........     $(0.07)      $14.28      (2.06)%(c) $121,102   0.85%(d)        1.00%(d)       141.53%(c)
 Year ended
 December 31,
 2000............      (1.70)       14.65      28.38%      129,233   0.87%           0.42%          235.80%
 1999............      (0.08)       12.78       5.52%       92,150   0.92%           0.64%          137.06%
 1998............      (0.11)       12.19     (11.33)%      94,820   0.96%           0.93%          173.33%
 1997............      (1.12)       13.87      32.17%       64,973   1.05%(6)        0.53%           93.78%
 Period from May
 1, to
 December 31,
 1996(h).........      (0.26)       11.35      16.18%(c)    10,926   1.05%(d)(6)     0.69%(d)        62.99%(c)
---------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
Growth
 Unaudited Period
 Ended
 June 30, 2001...        --         13.94       1.76%(c)   181,314   0.85%(d)       (0.30%)(d)       48.75%(c)
 Year ended
 December 31,
 2000............      (1.58)       13.70       9.25%      190,010   0.85%          (0.20)%         103.19%
 1999............      (2.58)       14.03       5.15%      181,931   0.85%          (0.27)%         172.58%
 1998............      (0.31)       15.94       5.61%      193,332   0.89%          (0.11)%         162.21%
 1997............      (1.70)       15.39       3.44%      213,612   0.85%           0.09%          331.19%
 1996............      (0.67)       16.52      30.33%      194,108   0.84%           0.18%          217.84%
---------------------------------------------------------------------------------------------------------------------
Bond Index
 Unaudited Period
 Ended
 June 30, 2001...      (0.30)        9.75       3.16%(c)    81,161   0.25%(d)        6.05%(d)(28)    53.84%(c)
 Year ended
 December 31,
 2000............      (0.63)        9.74      11.81%       64,768   0.25%(7)        6.80%           40.46%
 1999............      (0.61)        9.32      (2.57)%      38,436   0.29%(7)        6.56%           17.06%
 Period from May
 1, to
 December 31,
 1998(h).........      (0.52)       10.19       7.20%(c)    28,001   0.40%(d)(7)     6.17%(d)        21.09%(c)
---------------------------------------------------------------------------------------------------------------------
Large Cap
Aggressive Growth
 Unaudited Period
 Ended
 June 30, 2001...        --          8.30     (12.77)%(c)   35,629   0.98%(d)       (0.08)%(d)       53.63%(c)
 Year ended
 December 31,
 2000............      (0.18)        9.52     (18.77)%      26,244   1.00%(8)       (0.37)%          75.97%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.08)       11.94      20.18%(c)    15,074   1.08%(d)(8)    (0.39)%(d)       18.97%(c)
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Small/Mid Cap
CORE
 Unaudited Period
 Ended June 30,
 2001............   $ 9.82     $0.03        $ 0.12       $ 0.15      $(0.03)         --           --           --
 Year ended
 December 31,
 2000............     9.82      0.05          0.39         0.44       (0.05)      $(0.32)      $(0.05)      $(0.02)
 1999............     9.02      0.02          1.77         1.79       (0.03)       (0.96)         --           --
 Period from May
 1, to December
 31, 1998(h).....    10.00       --          (0.98)       (0.98)        --           --           --           --
---------------------------------------------------------------------------------------------------------------------
Small Cap Value
 Unaudited Period
 Ended June 30,
 2001(10)........    11.70      0.04          2.10         2.14       (0.04)         --           --           --
 Year ended
 December 31,
 2000............    10.13      0.01          3.37         3.38       (0.01)       (1.80)         --           --
 Period from
 August 31, to
 December 31,
 1999(h).........    10.00       --           0.49         0.49         --         (0.36)         --           --
---------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Unaudited Period
 Ended June 30,
 2001............    13.67      0.19          0.62         0.81       (0.21)         --           --           --
 Year ended
 December 31,
 2000(o).........    11.47      0.76          2.73         3.49       (0.76)       (0.06)       (0.17)       (0.30)
 1999............    12.46      0.78         (0.99)       (0.21)      (0.78)         --           --           --
 1998............    15.91      0.77         (3.38)       (2.61)      (0.70)       (0.14)         --           --
 1997............    14.64      0.77          1.68         2.45       (0.71)       (0.41)         --         (0.06)
 1996............    11.70      0.76          2.97         3.73       (0.76)       (0.03)         --           --
---------------------------------------------------------------------------------------------------------------------
Growth & Income
 Unaudited Period
 Ended June 30,
 2001............    14.18      0.02         (1.31)       (1.29)      (0.02)         --           --           --
 Year ended
 December 31,
 2000(f).........    20.01      0.17         (2.77)       (2.60)      (0.17)       (2.69)       (0.14)       (0.23)
 1999............    19.49      0.20          2.88         3.08       (0.20)       (2.36)         --           --
 1998............    16.61      0.23          4.75         4.98       (0.23)       (1.87)         --           --
 1997............    14.65      0.27          4.07         4.34       (0.27)       (2.11)         --           --
 1996............    13.94      0.34          2.43         2.77       (0.34)       (1.72)         --           --
---------------------------------------------------------------------------------------------------------------------
                                                                  Ratios/Supplemental Data
                                                          -----------------------------------------------------
                                                                     Operating          Net
                                                          Net Assets Expenses        Investment
                                 Net Assets                 End of      to             Income
                                   Value      Total         Period    Average        (Loss) to     Portfolio
                       Total     at End of  Investment      (000s       Net           Average      Turnover
                   Distributions   Period   Return(b)      Omitted)   Assets         Net Assets      Rate
                   ------------- ---------- ------------- ---------- --------------- ------------- ------------
Small/Mid Cap
CORE
 Unaudited Period
 Ended June 30,
 2001............     $(0.03)      $ 9.94       1.51%(c)  $   27,689   0.90%(d)(9)      0.57%(d)     33.72%(c)
 Year ended
 December 31,
 2000............      (0.44)        9.82       4.63%         21,636   0.90%(9)         0.56%        94.78%
 1999............      (0.99)        9.82      20.54%          8,248   0.94%(9)         0.30%       109.12%
 Period from May
 1, to December
 31, 1998(h).....        --          9.02      (9.81)%(c)      5,015   1.05%(d)(9)     (0.01)%(d)    60.51%(c)
---------------------------------------------------------------------------------------------------------------------
Small Cap Value
 Unaudited Period
 Ended June 30,
 2001(10)........      (0.04)       13.80      18.25%(c)      58,573   1.04%(d)(11)     0.66%(d)     77.07%(c)
 Year ended
 December 31,
 2000............      (1.81)       11.70      34.19%         29,436   1.05%(11)        0.13%       220.80%
 Period from
 August 31, to
 December 31,
 1999(h).........      (0.36)       10.13       5.08%(c)       5,570   1.05%(d)(11)    (0.12)%(d)    51.97%(c)
---------------------------------------------------------------------------------------------------------------------
Real Estate
Equity
 Unaudited Period
 Ended June 30,
 2001............      (0.21)       14.27       5.95%(c)     160,629   1.08%(d)         2.87%(d)     10.80%(c)
 Year ended
 December 31,
 2000(o).........      (1.29)       13.67      31.29%        158,811   0.76%            5.99%        58.81%
 1999............      (0.78)       11.47      (1.69)%       126,214   0.70%            6.38%        12.95%
 1998............      (0.84)       12.46     (16.71)%       152,789   0.69%            5.48%        22.69%
 1997............      (1.18)       15.91      17.22%        204,131   0.69%            5.12%        20.04%
 1996............      (0.79)       14.64      33.07%        151,105   0.69%            6.14%        18.37%
---------------------------------------------------------------------------------------------------------------------
Growth & Income
 Unaudited Period
 Ended June 30,
 2001............      (0.02)       12.87      (9.13)%(c)  2,799,990   0.77%(d)(12)     0.35%(d)     43.75%(c)
 Year ended
 December 31,
 2000(f).........      (3.23)       14.18     (13.10)%     3,324,988   0.40%            0.84%       112.94%
 1999............      (2.56)       20.01      16.23%      4,218,841   0.28%            0.98%        70.16%
 1998............      (2.10)       19.49      30.25%      3,670,785   0.27%            1.24%        48.45%
 1997............      (2.38)       16.61      29.79%      2,785,964   0.28%            1.61%        74.56%
 1996............      (2.06)       14.65      20.10%      2,047,927   0.27%            2.24%        81.02%
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
--------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                          Less Distributions
                             ------------------------------------ ---------------------------------------------------
                      Net       Net                                                         Distribution
                    Assets   Investment  Net Realized             Distribution Distribution in Excess of
                   Value at    Income   and Unrealized Total From   From Net     From Net       Net      Distribution
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on    Investment  From Capital
                   of Period   (Loss)   Investments(a) Operations    Income    Investments  Income/Gains   Paid-in
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------
Managed
 Unaudited Period
 Ended June 30,
 2001............   $13.82     $0.15        $(0.38)      $(0.23)     $(0.15)         --           --           --
 Year ended
 December 31,
 2000(v).........    15.45      0.44         (0.45)       (0.01)      (0.44)      $(1.18)         --           --
 1999............    15.64      0.44          0.94         1.38       (0.43)       (1.14)         --           --
 1998............    14.35      0.46          2.43         2.89       (0.46)       (1.09)         --        $(0.05)
 1997............    13.35      0.59          1.86         2.45       (0.59)       (0.78)         --         (0.08)
 1996............    13.73      0.61          0.81         1.42       (0.61)       (1.19)         --           --
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Unaudited Period
 Ended June 30,
 2001............     9.86      0.28          0.14         0.42       (0.29)         --           --           --
 Year ended
 December 31,
 2000............     9.72      0.61          0.14         0.75       (0.61)         --           --           --
 1999............    10.05      0.61         (0.33)        0.28       (0.61)         --           --           --
 1998............    10.08      0.61         (0.03)        0.58       (0.61)         --           --           --
 1997............    10.05      0.59          0.03         0.62       (0.59)         --           --           --
 1996............    10.23      0.54         (0.18)        0.36       (0.54)         --           --           --
---------------------------------------------------------------------------------------------------------------------
Small Cap Equity
 Unaudited Period
 Ended June 30,
 2001............     9.14       --           0.37         0.37         --           --           --           --
 Year ended
 December 31,
 2000(v).........    10.92      0.14         (1.13)       (0.99)      (0.15)       (0.14)      $(0.20)       (0.30)
 1999............    11.59      0.09         (0.50)       (0.41)      (0.07)       (0.01)       (0.18)         --
 1998............    12.40      0.07         (0.81)       (0.74)      (0.07)         --           --           --
 1997............    10.73      0.08          2.66         2.74       (0.08)       (0.99)         --           --
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.07          0.96         1.03       (0.07)       (0.23)         --           --
---------------------------------------------------------------------------------------------------------------------
International
Opportunities
 Unaudited Period
 Ended June 30,
 2001............    11.85      0.07         (1.96)       (1.89)      (0.06)         --           --           --
 Year ended
 December 31,
 2000(16)........    15.17      0.07         (2.57)       (2.50)      (0.06)       (0.62)       (0.05)       (0.09)
 1999............    12.21      0.10          3.95         4.05       (0.11)       (0.94)       (0.04)         --
 1998............    10.63      0.11          1.57         1.68       (0.10)         --           --           --
 1997............    10.60      0.10          0.11         0.21       (0.10)       (0.08)         --           --
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.07          0.60         0.67       (0.07)         --           --           --
---------------------------------------------------------------------------------------------------------------------
                                                                   Ratios/Supplemental Data
                                                           ---------------------------------------------------------
                                                                      Operating          Net
                                                           Net Assets Expenses        Investment
                                 Net Assets                  End of      to             Income
                                   Value      Total          Period    Average        (Loss) to        Portfolio
                       Total     at End of  Investment       (000s       Net           Average         Turnover
                   Distributions   Period   Return(b)       Omitted)   Assets         Net Assets         Rate
                   ------------- ---------- -------------- ---------- --------------- ---------------- -------------
Managed
 Unaudited Period
 Ended June 30,
 2001............     $(0.15)      $13.44      (1.73)%(c)  $2,729,864   0.77%(d)         2.19%(d)(29)    90.71%(c)
 Year ended
 December 31,
 2000(v).........      (1.62)       13.82       0.03%       2,995,794   0.46%            2.86%          210.35%
 1999............      (1.57)       15.45       9.10%       3,430,919   0.36%            2.75%          203.86%
 1998............      (1.60)       15.64      20.42%       3,301,910   0.36%            2.99%          160.57%
 1997............      (1.45)       14.35      18.72%       2,800,127   0.37%            4.18%          200.41%
 1996............      (1.80)       13.35      10.72%       2,386,660   0.36%            4.41%          113.61%
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond
 Unaudited Period
 Ended June 30,
 2001............      (0.29)        9.99       4.23%(c)      115,184   0.34%(d)         5.85%(d)(30)    45.15%(c)
 Year ended
 December 31,
 2000............      (0.61)        9.86       7.98%          80,109   0.36%            6.27%           52.68%
 1999............      (0.61)        9.72       2.96%          68,844   0.43%            6.25%          100.04%
 1998............      (0.61)       10.05       5.82%          77,194   0.53%            6.17%          184.50%
 1997............      (0.59)       10.08       6.41%          51,120   0.57%            5.67%          108.29%
 1996............      (0.54)       10.05       3.61%          58,676   0.75%(13)        5.66%           20.68%
---------------------------------------------------------------------------------------------------------------------
Small Cap Equity
 Unaudited Period
 Ended June 30,
 2001............        --          9.51       4.02%(c)       76,231   1.00%(d)(14)    (0.05)%(d)       21.00%(c)
 Year ended
 December 31,
 2000(v).........      (0.79)        9.14      (8.89)%         70,031   0.92%(14)        1.25%          189.57%
 1999............      (0.26)       10.92      (3.43)%         68,900   0.95%(14)        0.78%          117.33%
 1998............      (0.07)       11.59       5.96%          64,095   1.05%(14)        0.63%          100.83%
 1997............      (1.07)       12.40      25.57%          43,261   1.05%(14)        0.68%          126.10%
 Period from May
 1, to
 December 31,
 1996(h).........      (0.30)       10.73      10.33%(c)       10,541   1.05%(d)(14)     1.15%(d)        66.31%(c)
---------------------------------------------------------------------------------------------------------------------
International
Opportunities
 Unaudited Period
 Ended June 30,
 2001............      (0.06)        9.90     (15.98)%(c)      87,333   0.92%(d)(15)     1.19%(d)         8.59%(c)
 Year ended
 December 31,
 2000(16)........      (0.82)       11.85     (16.36)%(17)    120,034   0.93%(15)        0.47%           37.92%(17)
 1999............      (1.09)       15.17      34.01%          79,794   1.02%(15)        0.77%           34.02%
 1998............      (0.10)       12.21      15.92%          64,250   1.16%(15)        0.89%           18.67%
 1997............      (0.18)       10.63       1.95%          30,631   1.22%(15)        0.65%           21.09%
 Period from May
 1, to
 December 31,
 1996(h).........      (0.07)       10.60       6.72%(c)       17,898   1.25%(d)(15)     0.87%(d)         5.46%(c)
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
-------------------------------------------------------------------------------

Selected data for each fund share of beneficial interest outstanding throughout the period end indicated:

                              Income from Investment Operations                    Less Distributions
                             ------------------------------------ ----------------------------------------------------
                      Net       Net
                    Assets   Investment  Net Realized             Distribution Distribution                            Net Assets
                   Value at    Income   and Unrealized Total From   From Net     From Net   Distribution                 Value
                   Beginning    Gain    Gain (Loss) on Investment  Investment    Gains on   From Capital     Total     at End of
                   of Period   (Loss)   Investments(a) Operations    Income    Investments    Paid-in    Distributions   Period
                   --------- ---------- -------------- ---------- ------------ ------------ ------------ ------------- ----------
Equity Index
 Unaudited Period
 Ended June 30,
 2001............   $17.64     $0.09        $(1.27)      $(1.18)     $(0.10)         --           --        $(0.10)      $16.36
 Year ended
 December 31,
 2000............    20.46      0.22         (2.09)       (1.87)      (0.22)      $(0.72)      $(0.01)       (0.95)       17.64
 1999............    17.70      0.27          3.41         3.68       (0.26)       (0.66)         --         (0.92)       20.46
 1998............    14.21      0.25          3.76         4.01       (0.24)       (0.28)         --         (0.52)       17.70
 1997............    11.10      0.24          3.41         3.65       (0.24)       (0.25)       (0.05)       (0.54)       14.21
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.15          1.26         1.41       (0.15)       (0.10)       (0.06)       (0.31)       11.10
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
 Unaudited Period
 Ended June 30,
 2001............     7.33      0.35          0.06         0.41       (0.36)         --           --         (0.36)        7.38
 Year ended
 December 31,
 2000............     8.99      0.73         (1.65)       (0.92)      (0.74)         --           --         (0.74)        7.33
 1999............     9.23      0.72         (0.26)        0.46       (0.70)         --           --         (0.70)        8.99
 Period from May
 1, to
 December 31,
 1998(h).........    10.00      0.46         (0.76)       (0.30)      (0.46)       (0.01)         --         (0.47)        9.23
---------------------------------------------------------------------------------------------------------------------------------
Global Bond
 Unaudited Period
 Ended June 30,
 2001............    10.34      0.18         (0.66)       (0.48)        --           --           --           --          9.86
 Year ended
 December 31,
 2000(v).........     9.82      0.48          0.67         1.15       (0.63)         --           --         (0.63)       10.34
 1999............    10.60      0.48         (0.70)       (0.22)      (0.56)         --           --         (0.56)        9.82
 1998............    10.24      0.54          0.38         0.92       (0.29)       (0.09)       (0.18)       (0.56)       10.60
 1997............    10.16      0.59          0.30         0.89       (0.61)       (0.15)       (0.05)       (0.81)       10.24
 Period from May
 1, to
 December 31,
 1996(h).........    10.00      0.38          0.28         0.66       (0.38)       (0.12)         --         (0.50)       10.16
                                           Ratios/Supplemental Data
                                    -----------------------------------------------------
                                      Net    Operating          Net
                                     Assets  Expenses        Investment
                                     End of     to             Income
                     Total           Period   Average        (Loss) to       Portfolio
                   Investment        (000s      Net           Average        Turnover
                   Return(b)        Omitted)  Assets         Net Assets        Rate
                   ---------------- -------- --------------- --------------- ------------
Equity Index
 Unaudited Period
 Ended June 30,
 2001............     (6.74)%(c)    $539,147   0.19%(d)         1.15%(d)       11.28%(c)
 Year ended
 December 31,
 2000............     (9.15)%        525,659   0.19%            1.12%          34.11%
 1999............     21.08%         451,296   0.00%(18)        1.42%          55.24%
 1998............     28.45%         232,578   0.00%(18)        1.59%          43.31%
 1997............     32.79%(19)     101,390   0.00%(18)        1.97%          64.56%
 Period from May
 1, to
 December 31,
 1996(h).........     14.23%(c)(20)   14,650   0.00%(d)(18)     2.47%(d)       15.72%(c)
-----------------------------------------------------------------------------------------
High Yield Bond
 Unaudited Period
 Ended June 30,
 2001............      5.33%(c)       38,463   0.74%(d)(21)     9.21%(d)(31)   16.59%(c)
 Year ended
 December 31,
 2000............    (10.81)%         25,978   0.75%(21)        8.88%          21.94%
 1999............      5.13%          19,921   0.80%(21)        7.94%          38.62%
 Period from May
 1, to
 December 31,
 1998(h).........     (2.98)%(c)      14,789   0.90%(d)(21)     7.43%(d)       17.67%(c)
-----------------------------------------------------------------------------------------
Global Bond
 Unaudited Period
 Ended June 30,
 2001............     (4.68)%(c)      58,109   0.95%(d)(22)     3.79%(d)(32)   20.80%(c)
 Year ended
 December 31,
 2000(v).........     12.00%          68,473   0.81%(22)        4.71%         259.60%
 1999............     (2.16)%         70,991   0.83%(22)        4.70%         332.06%
 1998............      9.15%          66,791   0.95%(22)        5.27%         186.70%
 1997............      9.05%          28,647   1.00%(22)        5.80%          69.38%
 Period from May
 1, to
 December 31,
 1996(h).........      6.71%(c)       12,907   1.00%(d)(22)     6.05%(d)      171.39%(c)

(a) The amount shown at this caption for each fund share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the fund shares in relation to the fluctuating market values of the portfolio.
(b) The performance of the Funds shown on this page does not reflect expense reimbursements without which the returns would have been lower during the periods shown, and does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
(c) Not annualized
(d) Annualized
(e) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .52% for the period ended June 30, 2001.
(f) The Fund entered into a new sub-advisory agreement with Putnam Investment Management, Inc. during the period shown.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
-------------------------------------------------------------------------------
(g) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.00% and 1.09%
    for the years ended December 31, 2000 and 1999, respectively, and 1.25% for the period ended June 30, 2001.
(h) Commencement of investment operations
(i) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .89% and .96% for the years ended December 31, 2000 and 1999, respectively, and 1.04% for the period ended June 30, 2001.
(j) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .73% for the period ended June 30, 2001.
(k) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .44% for the year ended December 31, 2000.
(l) The Fund entered into a new sub-advisory agreement with John Hancock Advisers, Inc. during the period shown.
(m) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.57% for the period ended June 30, 2001.
(n) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 2.49%, 3.44%, and 3.69% for the years ended December 31, 2000, 1999, and 1998, respectively, and 3.18% for the period ended June 30, 2001.
(o) The Fund entered into a new sub-advisory agreement with Morgan Stanley
    Dean Witter Investment Management, Inc. during the period shown.
(p) The total investment return includes the effect of the capital contribution of $.32 per share. The total investment return without the capital contribution would have been 79.02%.
(q) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .31% for the period ended June 30, 2001.
(r) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .37% and .38% and .63% for the years ended December 31, 2000, 1999, and 1998, respectively.
(s) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.76% and 1.71%
    for the years ended December 31, 2000 and 1999, respectively, and 1.61% for the period ended June 30, 2001.
(t) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.05%, 1.12%, and 1.55%, for the years ended December 31, 1998, 1997, and 1996, respectively.
(u) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.27%, 1.31%, 1.82, 1.56%, and 1.44% for the years ended December 31, 2000, 1999, 1998,
    1997, and 1996, respectively, and 1.31% for the period ended June 30, 2001.
(v) The Fund entered into a new sub-advisory agreement with Capital Guardian Trust Company during the period shown.
(w) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.13%, 1.42%, and 2.34%, for the years ended December 31, 1998, 1997, and 1996, respectively.
(x) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.04% and 1.20%
    for the years ended December 31, 2000 and 1999, respectively, and 1.06% for the period ended June 30, 2001.
(y) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.06% and 2.74%, for the years ended December 31, 1997 and 1996, respectively.
(z) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.09% and 1.17%
    for the years ended December 31, 2000 and 1999, respectively, and 1.00% for the period ended June 30, 2001.
(1) The Fund entered into a new sub-advisory agreement with Goldman Sachs
    Asset Management during the period shown.
(2) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.95% for the period ended June 30, 2001.
(3) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.36% and 1.42%
    for the years ended December 31, 2000 and 1999, respectively, and 1.16% for the period ended June 30, 2001.
(4) The Fund entered into a new sub-advisory agreement with Wellington Management Company, LLP during the period shown.
(5) The total investment return includes the effect of the capital contribution of $0.001 per share. The total investment return without the capital contribution would have been 6.18%.
(6) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.14% and 2.15%, for the years ended December 31, 1997 and 1996, respectively.
(7) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .27%, .35%, and .71%, for the years ended December 31, 2000, 1999, and 1998, respectively.

FINANCIAL HIGHLIGHTS
JOHN HANCOCK VARIABLE SERIES TRUST I
-------------------------------------------------------------------------------
(8) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.05% and 1.17% for the year ended December 31, 2000 and 1999, respectively.
(9) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.23%, 2.24%, and 4.55%, for the years ended December 31, 2000, 1999, and 1998, respectively, and 1.16% for the period ended June 30, 2001.
(10) The Fund entered into a new sub-advisory agreement with T. Rowe Price Associates, Inc. during the period shown.
(11) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.29% and 1.61% for the year ended December 31, 2000 and 1999, respectively, and 1.10% for the period ended June 30, 2001.
(12) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .78% for the period ended June 30, 2001.
(13) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .79% for the year ended December 31, 1996.
(14) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .95%, .96%, 1.08%, 1.30%, and 2.06%, for the years ended December 31, 2000, 1999,
     1998, 1997 and 1996, respectively, and 1.01% for the period ended June
     30, 2001.
(15) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been 1.09%, 1.15%, 1.46%, 1.57%, and 2.76%, for the years ended December 3, 2000, 1999,
     1998, 1997, and 1996, respectively, and 1.03% for the period ended June 30, 2001.
(16) The Fund entered into a new sub-advisory agreement with T. Rowe Price International, Inc. during the period shown.
(17) Excludes merger activity.
(18) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .22%, .34%, .65%, and 1.61%, for the years ended December 31, 1999, 1998, 1997, and 1996, respectively.
(19) The total investment return includes the effect of the capital contribution of $.04 per share. The total investment return without the capital contribution would have been 32.47%.
(20) The total investment return includes the effect of the capital contribution of $.06 per share. The total investment return without the capital contribution would have been 13.59%.
(21) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .87%, 1.04%, and 2.03%, for the years ended December 31, 2000, 1999, and 1998, respectively, and .84% for the period ended June 30, 2001.
(22) Expense ratio is net of expense reimbursements. Had such reimbursements not been made, the annual expense ratio would have been .91%, .84%, 1.02%, 1.32%, and 1.57%, for the years ended December 31, 2000, 1999,
      1998, 1997, and 1996, respectively, and .98% for the period ended June 30, 2001.
(23) Per share amounts have been restated to reflect a 10-for-1 stock split effective May 1, 2001.
(24) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 1.58% for the period ended June 30, 2001.
(25) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 6.33% for the period ended June 30, 2001.
(26) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 5.85% for the period ended June 30, 2001.
(27) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 1.75% for the period ended June 30, 2001.
(28) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 6.40% for the period ended June 30, 2001.
(29) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 1.58% for the period ended June 30, 2001.
(30) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 6.14% for the period ended June 30, 2001.
(31) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 9.27% for the period ended June 30, 2001.
(32) Had the Fund not amortized premiums on debt securities, the annual ratio of net income to average net assets would have been 4.43% for the period ended June 30, 2001.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK

Automobile - 0.5%
 General Motors Corp. - Cl. H .........................     216,600   $   4,386

Chemical - 0.3%
 Praxair, Inc. ........................................      65,000       3,055

Commercial Services - 1.7%
 Arbitron, Inc. .......................................      90,000       2,169
 Concord EFS, Inc. ....................................     110,000       5,721
 Informix Corp. .......................................      12,452          73
 Omnicom Group, Inc. ..................................      78,100       6,716
                                                                      ---------
                                                                         14,679
Computer Equipment - 10.0%
 Advanced Micro Devices, Inc. .........................     110,000       3,177
 Dell Computer Corp. ..................................     385,300      10,076
 Intel Corp. ..........................................   1,322,100      38,671
 International Business Machines Corp. ................     234,200      26,465
 Lexmark International Group, Inc. - Cl. A ............     134,000       9,011
                                                                      ---------
                                                                         87,400
Computer Software & Services - 13.6%
 Adobe Systems, Inc. ..................................     189,800       8,921
 Cadence Design Systems, Inc. * .......................     281,400       5,242
 Electronic Data Systems Corp. ........................      83,000       5,187
 First Data Corp. .....................................      50,100       3,219
 Fiserv, Inc. .........................................      60,000       3,839
 Intuit, Inc.* ........................................     206,000       8,238
 Microsoft Corp. ......................................     843,000      61,539
 Oracle Corp.* ........................................     671,200      12,753
 Peoplesoft, Inc. .....................................      60,300       2,969
 SunGard Data Systems, Inc. ...........................     239,200       7,178
                                                                      ---------
                                                                        119,085
Consumer Miscellaneous - 0.8%
 Black & Decker Corp. .................................     184,100       7,265

Cosmetic & Personal Care - 0.8%
 Colgate-Palmolive Co. ................................     120,000       7,079

Diversified Operations - 10.1%
 Danaher Corp. ........................................      98,200       5,499
 General Electric Co. .................................   1,599,500      77,976
 Tyco International, Ltd. .............................      90,000       4,905
                                                                      ---------
                                                                         88,380
Electric Power - 1.1%
 Calpine Corp. * ......................................      91,400       3,455
 Duke Energy Co. ......................................      95,000       3,706
 Exelon Corp. .........................................      35,000       2,244
                                                                      ---------
                                                                          9,405
Electronic Products & Services - 8.8%
 Analog Devices, Inc.* ................................     179,600       7,768
 Applera Corporation - Applied Biosystems Group .......     160,000       4,280
 Applied Materials, Inc.* .............................     169,400       8,317
 Cabot Microelectronics Corp. .........................      38,000       2,356
 Cisco Systems, Inc. * ................................     668,300      12,163
 KLA-Tencor Corp. * ...................................     105,900       6,192
 LSI Logic Corp. ......................................     179,000       3,365
 Maxim Integrated Products, Inc.* .....................     141,500       6,256
 Novellus Systems, Inc. * .............................     101,900       5,787
 QLogic Corp. .........................................      24,500       1,579
 Tektronix, Inc. ......................................     115,600       3,139
 Texas Instruments, Inc. ..............................     297,500       9,371
 Waters Corp. .........................................      71,300       1,969
 Xilinx, Inc. * .......................................     117,100       4,829
                                                                      ---------
                                                                         77,371
Energy - Alternative Source - 0.9%
 Dynegy, Inc. - Cl. A .................................     132,100       6,143
 El Paso Corp. ........................................      43,500       2,285
                                                                      ---------
                                                                          8,428
Food, Beverage & Tobacco - 2.0%
 Archer Daniels Midland Co. ...........................     184,100       2,393
 Philip Morris Cos., Inc. .............................     275,800      13,997
 Sara Lee Corp. .......................................      63,402       1,201
                                                                      ---------
                                                                         17,591
Health Care Products - 18.7%
 Abbott Laboratories ..................................     140,000       6,721
 Allergan, Inc. .......................................     155,400      13,287
 American Home Products Corp. .........................     172,900      10,104
 Baxter International, Inc. ...........................      72,000       3,528
 Bristol-Myers Squibb Co. .............................     187,700       9,817
 Invitrogen Corp. * ...................................      87,600       6,290
 Johnson & Johnson ....................................     322,774      16,139
 Laboratory Corp. of America Holdings .................      62,400       4,798
 Merck & Co., Inc. ....................................     256,500      16,393
 Pfizer, Inc. .........................................   1,388,500      55,609
 Pharmacia Corp. ......................................     141,700       6,511
 Schering-Plough Corp. ................................     330,400      11,974
 UnitedHealth Group, Inc. .............................      48,000       2,964
                                                                      ---------
                                                                        164,135
Health Care Services - 1.9%
 Lincare Holdings, Inc. ...............................     283,000       8,493
 Trigon Healthcare, Inc. ..............................      73,700       4,779
 Universal Health Services, Inc. - Cl. B * ............      82,200       3,740
                                                                      ---------
                                                                         17,012
Insurance - 1.8%
 Everest Group, Ltd. ..................................      25,000       1,870
 Hartford Financial Services Group, Inc. ..............      62,700       4,289
 Lincoln National Corp. ...............................      88,500       4,580

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - Continued

Insurance - Continued
 Partners, Ltd. ..........................................   86,200   $   4,775
                                                                      ---------
                                                                         15,514
Leisure & Recreation - 0.2%
 Sabre Group Holdings, Inc. ..............................   38,000       1,900

Media - TV & Radio - 7.0%
 AOL Time Warner, Inc. * .................................  802,400      42,527
 BEA Systems, Inc. .......................................  108,100       3,320
 Clear Channel Communications, Inc. * ....................   38,700       2,426
 Viacom, Inc. - Cl. B * ..................................  168,900       8,741
 Westwood One, Inc. * ....................................  123,800       4,562
                                                                      ---------
                                                                         61,576
Natural Gas Distribution - 0.4%
 Enron Corp. .............................................   69,800       3,420

Oil & Natural Gas Exploration & Production - 0.3%
 Noble Drilling Corp. * ..................................   80,000       2,620

Oil - Equipment & Service - 0.3%
 BJ Services Co. .........................................  107,200       3,042

Personal & Commercial Lending - 0.9%
 Citigroup, Inc. .........................................  150,000       7,926

Retail - Department Stores - 9.0%
 Abercrombie & Fitch Co. .................................  102,800       4,575
 Bed Bath & Beyond, Inc. .................................  100,000       3,120
 Family Dollar Stores, Inc. ..............................  175,300       4,493
 Home Depot, Inc. ........................................  400,000      18,620
 Kohl's Corp. ............................................  289,500      18,160
 Lowe's Cos., Inc. .......................................  130,400       9,461
 Target Corp. ............................................   62,400       2,159
 TJX Cos., Inc. ..........................................  153,100       4,879
 Wal-Mart Stores, Inc. ...................................  272,500      13,298
                                                                      ---------
                                                                         78,765
Retail - Drug Stores - 1.1%
 CVS Corp. ...............................................   89,400       3,451
 Walgreen Co. ............................................  171,800       5,867
                                                                      ---------
                                                                          9,318
Telecommunication Equipment - 2.8%
 Comverse Technology, Inc. * .............................   55,100       3,146
 Linear Technology Corp. .................................  156,400       6,916
 Micron Technology, Inc. .................................   70,200       2,885
 Nokia Oyj - ADR .........................................   87,400       1,927
 Qualcomm, Inc. ..........................................  161,700       9,456
                                                                      ---------
                                                                         24,330
Telecommunication Services - 1.7%
 Broadwing, Inc. .........................................  182,300       4,457
 Sprint PCS (PCS Group) ..................................  310,200       7,492
 Verizon Communications ..................................   53,700       2,873
                                                                      ---------
                                                                         14,822

Telephone - 1.7%
 AT&T Corp. - Liberty Media Group - Cl. A * .............  216,500    $   3,787
 Qwest Communications International, Inc. * .............  344,700       10,985
                                                                      ---------
                                                                         14,772
U.S. Government Agencies - 1.1%
 Federal National Mortgage Assoc. .......................  117,400        9,997
                                                                      ---------
                                 TOTAL COMMON STOCK-99.5%               873,273
                                                                      ---------
SHORT-TERM INVESTMENTS

Investment in joint trading account - 2.0%
 Investment in joint trading account
  3.97% due 07/02/01 ..........................      $      17,658       17,658

Cash Equivalents - 2.3%
 Navigator Securities Lending Prime
  Portfolio ** ................................         22,023,031       20,023
                                                     -------------    ---------

                         TOTAL SHORT-TERM INVESTMENTS          4.3%      37,681
                                                     -------------    ---------
                                   TOTAL INVESTMENTS-        103.8%     910,954
                     Other Assets & Liabilities, Net-         (3.8)%    (33,072)
                                                     -------------    ---------
                                          NET ASSETS-        100.0%   $ 877,882
                                                     =============    =========

ADR-American Depository Receipts.
*  Non-income producing security.
** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                        Market
                    Name of Issuer                        Shares         Value
                                                                        (000's)
COMMON STOCK
Bank - 1.6%
 M&T Bank Corp. ..................................         3,750     $     283
 Zions Bancorp ...................................         6,400           378
                                                                     ---------
                                                                           661
Brokerage & Investment Management - 2.1%
 Investment Technology Group, Inc. ...............         7,500           377
 Legg Mason, Inc. ................................         9,700           483
                                                                     ---------
                                                                           860
Business Services - 1.6%
 Interpublic Group Cos., Inc. ....................        22,800           669
Commercial Services - 7.2%
 Cintas Corp. ....................................        10,700           495
 Concord EFS, Inc. ...............................         8,100           421
 Convergys Corp. *  ..............................        23,500           711
 Ecolab, Inc. ....................................         9,600           393
 Lamar Advertising Co.* ..........................        11,100           489
 The Dun & Bradstreet Corp. * ....................        11,800           395
                                                                     ---------
                                                                         2,904
Computer Equipment - 1.6%
 Brocade Communications Systems, Inc. * ..........         8,600           378
 McData Corp. ....................................         3,900            69
 Network Appliance, Inc. .........................        13,800           189
                                                                     ---------
                                                                           636
Computer Software & Services - 11.8%
 Adobe Systems, Inc. .............................         6,800           319
 Fiserv, Inc. ....................................        10,300           659
 i2 Technologies, Inc. ...........................         6,600           131
 Informatica Corp. ...............................         9,400           163
 Internet Security System, Inc. ..................         5,555           270
 Manugistics Group, Inc. .........................         6,400           160
 Micromuse, Inc. *  ..............................        12,100           339
 Peregrine Systems, Inc. .........................        42,500         1,232
 Retek, Inc. .....................................        11,800           566
 SunGard Data Systems, Inc. ......................         2,000            60
 Synopsys, Inc. ..................................         3,550           172
 VeriSign, Inc. ..................................        10,050           603
 WebMethods, Inc. ................................         4,000            85
                                                                     ---------
                                                                         4,759
Consumer Miscellaneous - 2.3%
 Harley-Davidson, Inc. ...........................        20,000           942
Cosmetic & Personal Care - 1.6%
 Estee Lauder Cos., Inc. - Cl. A .................        14,800           638
Electric Power - 2.1%
 Calpine Corp. *  ................................         8,350           316
 CMS Energy Corp. ................................        10,700           298
 Mirant Corp.*  ..................................         6,600           227
                                                                     ---------
                                                                           841
Electronic Products & Services - 15.0%
 Applera Corporation - Applied Biosystems
  Group ..........................................        14,600           390
 Atmel Corp. *  ..................................        41,500           560
 Celestica, Inc. .................................         9,150           471
 Emulex Corp. * ..................................         7,000           283
 GlobeSpan, Inc. .................................        10,250           150
 Integrated Device Technology, Inc. ..............         8,400           266
 Jabil Circuit, Inc. .............................        11,200           346
 KLA-Tencor Corp. * ..............................         4,150           243
 Lam Research Corp. ..............................         6,000           178
 LSI Logic Corp. .................................        14,800           278
 Maxim Integrated Products, Inc. *  ..............         4,600           203
 Micrel, Inc. ....................................         8,500           280
 PerkinElmer, Inc. ...............................        26,000           716
 PMC-Sierra, Inc. ................................        14,600           454
 QLogic Corp. * ..................................        13,200           851
 Waters Corp. * ..................................        14,000           386
                                                                     ---------
                                                                         6,055
Energy - Alternative Source - 0.9%
 Dynegy, Inc. - Cl.A .............................         7,470           347
Financial Services - 1.0%
 Providian Financial Corp.* ......................         6,600           391
Food, Beverage & Tobacco - 1.0%
 Sysco Corp. .....................................        15,400           418
Health Care Products - 17.9%
 Abgenix, Inc.* ..................................         5,550           250
 Allergan, Inc. ..................................         9,250           791
 Andrx Corp.* ....................................         8,600           662
 Diversa Corp. ...................................         4,300            87
 Forest Laboratories, Inc.* ......................           550            39
 Genzyme Corp. ...................................         3,800           232
 Gilead Sciences, Inc. *  ........................         5,850           340
 Human Genome Sciences, Inc. .....................         3,950           238
 IDEXX Laboratories, Inc. * ......................         7,900           247
 Inhale Therapeutic Systems, Inc. * ..............        10,300           237
 Invitrogen Corp. ................................         1,500           108
 Ivax Corp. ......................................        23,025           898
 King Pharmaceuticals, Inc. ......................         8,000           430
 MedImmune, Inc. *  ..............................        23,000         1,086
 Millennium Pharmaceuticals, Inc. * ..............        14,700           523
 Protein Design Labs, Inc. *  ....................         2,800           243
 Shire Pharmaceuticals Group Place
  ADR ............................................         6,100           338
 Stryker Corp. ...................................         8,350           458
                                                                     ---------
                                                                         7,207
Health Care Services - 2.5%
 AmeriSource Health Corp. - Cl. A ................         7,600           420
 Idec Pharmaceuticals Corp. ......................         3,700           251
 Quest Diagnostics, Inc. *  ......................         4,800           359
                                                                     ---------
                                                                         1,030

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
FUNDAMENTAL GROWTH FUND

                                                                        Market
                  Name of Issuer                          Shares         Value
                                                                        (000's)
COMMON STOCK - Continued
Insurance - 2.6%
 Ace, Ltd.* ......................................        14,600      $    571
 XL Capital, Ltd. - Cl. A ........................         6,100           501
                                                                      --------
                                                                         1,072
Leisure & Recreation - 1.0%
 Four Seasons Hotels, Inc. .......................         3,800           210
 International Game Technology ...................         3,200           201
                                                                      --------
                                                                           411
Media - TV / Radio - 2.4%
 BEA Systems, Inc. ...............................        11,200           344
 Radio One, Inc. .................................         3,100            71
 Radio One, Inc. - Cl. D* ........................         4,600           101
 Time Warner Telecom, Inc. - Cl. A ...............         6,340           213
 Univision Communications, Inc. - Cl. A* .........         5,700           244
                                                                      --------
                                                                           973
Oil & Natural Gas Exploration & Production - 4.1%
 Devon Energy Corp. ..............................         5,400           284
 Global Marine, Inc.* ............................        21,600           402
 Murphy Oil Corp. ................................         3,750           276
 Transocean Sedco Forex, Inc. ....................        16,900           697
                                                                      --------
                                                                         1,659
Oil - Equipment & Service - 2.1%
 Cooper Cameron Corp.* ...........................         4,900           273
 Smith International, Inc. .......................         9,300           557
                                                                      --------
                                                                           830
Personal & Commercial Lending - 2.1%
 AmeriCredit Corp. ...............................         3,900           202
 Capital One Financial Corp. .....................         8,100           486
 Metris Cos., Inc. ...............................         4,500           152
                                                                      --------
                                                                           840
Real Estate Investment Trust - 0.8%
 Boston Properties, Inc. .........................         7,700           315
Real Estate Operations - 0.6%
 HomeStore.com, Inc. .............................         7,000           245
Retail - Department Stores - 3.6%
 Family Dollar Stores, Inc. ......................        21,400           549
 RadioShack Corp. ................................        12,300           375
 Talbots, Inc. ...................................         4,300           188
 Tiffany & Co. ...................................         9,167           332
                                                                      --------
                                                                         1,444
Retail - Food - 3.3%
 Darden Restaurants, Inc. ........................        14,650           409
 Starbucks Corp. *  ..............................        39,500           908
                                                                      --------
                                                                         1,317
Telecommunication Equipment - 3.6%
 Comverse Technology, Inc.* ......................         3,950           226
 Linear Technology Corp. .........................         2,900           128
 Sonus Networks, Inc.* ...........................        13,000           304
 Symbol Technologies, Inc. .......................        35,550           789
                                                                      --------
                                                                         1,447
Telecommunication Services - 0.8%
 Crown Castle International Corp. ................        19,000           312
Telephone - 1.0%
 Telephone and Data Systems, Inc. ................         3,600           391
                                                                      --------
                               TOTAL COMMON STOCK-          98.2%       39,614
                                                                      --------
                                                            Par
                                                           Value
                                                          (000's)
SHORT-TERM INVESTMENTS - 2.9%

 Investment in joint trading account
 3.97% due 07/02/01 ..............................      $  1,186         1,186
                                                        --------      --------
                                TOTAL INVESTMENTS-         101.1%       40,800
                  Other Assets & Liabilities, Net-          (1.1)%        (458)
                                                        --------      --------
                                       NET ASSETS-         100.0%     $ 40,342
                                                        ========      ========

ADR-American Depository Receipts.
*Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                        Market
                   Name of Issuer                         Shares         Value
                                                                        (000's)
COMMON STOCK
Aerospace & Defense - 1.5%
 Boeing Co. ......................................           800      $     44
 General Dynamics Corp. ..........................         1,300           101
 United Technologies Corp. .......................         2,100           154
                                                                      --------
                                                                           299
Automobile - 1.4%
 Ford Motor Co. ..................................         4,900           120
 General Motors Corp. ............................         1,800           116
 General Motors Corp. - Cl. H ....................         2,400            49
                                                                      --------
                                                                           285
Bank - 4.3%
 Bank of America Corp. ...........................         2,100           126
 Bank of New York Co., Inc. ......................         2,400           115
 Comerica, Inc. ..................................           900            52
 FleetBoston Financial Corp. .....................         1,700            67
 JP Morgan Chase & Co. ...........................         3,200           143
 US Bancorp ......................................         8,200           187
 Washington Mutual, Inc. .........................         5,100           191
                                                                      --------
                                                                           881
Chemical - 1.8%
 Air Products & Chemicals, Inc. ..................         2,100            96
 Dow Chemical Co. ................................         5,500           183
 Praxair, Inc. ...................................         2,100            99
                                                                      --------
                                                                           378
Commercial Services - 0.7%
 Avery Dennison Corp. ............................         1,700            87
 Concord EFS, Inc. ...............................           900            47
                                                                      --------
                                                                           134
Computer Equipment - 4.7%
 Apple Computer, Inc. ............................         2,600            61
 Dell Computer Corp. .............................         4,100           107
 Intel Corp. .....................................        11,100           325
 International Business Machines Corp. ...........         2,800           316
 Lexmark International Group, Inc. - Cl. A .......         2,200           148
                                                                      --------
                                                                           957
Computer Software & Services - 6.4%
 Adobe Systems, Inc. .............................         1,100            52
 Cadence Design Systems, Inc. ....................         4,600            86
 Electronic Data Systems Corp. ...................         1,500            94
 First Data Corp. ................................         2,800           180
 Intuit, Inc. ....................................         1,000            40
 Microsoft Corp. .................................         8,400           613
 Oracle Corp. ....................................         6,400           121
 Peoplesoft, Inc. ................................           700            34
 SunGard Data Systems, Inc. ......................         2,600            78
                                                                      --------
                                                                         1,298
Consumer Miscellaneous - 0.7%
 Black & Decker Corp. ............................         2,200            87
 Parker-Hannifin Corp. ...........................         1,300            55
                                                                      --------
                                                                           142
Cosmetic & Personal Care - 1.1%
 Avon Products, Inc. .............................         2,200           102
 Colgate-Palmolive Co. ...........................         1,000            59
 Unilever NV - NY Shares .........................           900            53
                                                                      --------
                                                                           214
Diversified Operations - 5.6%
 Danaher Corp. ...................................         1,300            73
 General Electric Co. ............................        17,100           834
 Tyco International, Ltd. ........................         4,300           234
                                                                      --------
                                                                         1,141
Electric Power - 2.1%
 AES Corp. .......................................           700            30
 Allegheny Energy, Inc. ..........................         1,800            87
 Duke Energy Co. .................................         3,400           133
 Exelon Corp. ....................................         2,700           173
                                                                      --------
                                                                           423
Electronic Products & Services - 2.6%
 Analog Devices, Inc. ............................         1,600            69
 Applied Materials, Inc. .........................         1,200            59
 Cisco Systems, Inc. .............................         3,500            64
 KLA-Tencor Corp. ................................           900            53
 LSI Logic Corp. .................................         2,300            43
 Maxim Integrated Products, Inc. .................         1,200            53
 Tektronix, Inc. .................................         1,700            46
 Texas Instruments, Inc. .........................         3,000            95
 Xilinx, Inc. ....................................         1,200            49
                                                                      --------
                                                                           531
Energy - Alternative Source - 0.7%
 Dynegy, Inc. - Cl. A ............................         1,800            83
 El Paso Corp. ...................................         1,100            58
                                                                      --------
                                                                           141
Food, Beverage & Tobacco - 3.5%
 Anheuser-Busch Cos., Inc. .......................         1,900            78
 Archer Daniels Midland Co. ......................         4,000            52
 Coca-Cola Co. ...................................         1,900            86
 General Mills, Inc. .............................         2,200            97
 Kraft Foods, Inc. - Cl.  A ......................         1,300            40
 PepsiCo, Inc. ...................................         1,500            66
 Philip Morris Cos., Inc. ........................         4,900           249
 Sara Lee Corp. ..................................         2,280            43
                                                                      --------
                                                                           711
Health Care Products - 8.9%
 Abbott Laboratories .............................         2,000            96
 Allergan, Inc. ..................................         1,400           120
 American Home Products Corp. ....................         1,800           105
 Bristol-Myers Squibb Co. ........................         4,100           215

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                        Market
                   Name of Issuer                         Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED
Health Care Products - Continued
 Invitrogen Corp. ................................           600      $     43
 Johnson & Johnson ...............................         4,700           235
 Laboratory Corporation of America Holdings ......         1,200            92
 Merck & Co., Inc. ...............................         4,200           268
 Millipore Corp. .................................           700            43
 Pfizer, Inc. ....................................        13,300           533
 Schering-Plough Corp. ...........................         2,000            73
                                                                      --------
                                                                         1,823
Health Care Services - 0.7%
 First Health Group Corp. ........................         1,400            34
 Lincare Holdings, Inc. ..........................         2,000            60
 Trigon Healthcare, Inc. .........................           800            52
                                                                      --------
                                                                           146
Insurance - 3.4%
 American International Group, Inc. ..............         1,400           121
 Hartford Financial Services Group, Inc. .........         2,400           164
 Lincoln National Corp. ..........................         2,500           129
 St. Paul Cos., Inc. .............................         2,000           101
 Torchmark, Inc. .................................         2,300            93
 XL Capital, Ltd. - Cl. A ........................         1,000            82
                                                                      --------
                                                                           690
Leisure & Recreation - 0.4%
 Sabre Group Holdings, Inc. ......................         1,500            75

Media - TV & Radio - 3.5%
 AOL Time Warner, Inc. ...........................         8,100           429
 Clear Channel Communications, Inc. ..............           700            44
 The Walt Disney Co. .............................         3,400            98
 Viacom, Inc. - Cl. B ............................         2,800           145
                                                                      --------
                                                                           716
Metals & Mining - 1.1%
 Alcan Aluminum, Ltd. ............................         1,200            51
 Alcoa, Inc. .....................................         1,500            59
 Minnesota Mining & Manufacturing Co. ............         1,000           114
                                                                      --------
                                                                           224
Natural Gas Distribution - 0.3%
 Enron Corp. .....................................         1,800            88

Oil - 1.3%
 Baker Hughes, Inc. ..............................         1,800            60
 Royal Dutch Petroleum Co. - NY Shares ...........         3,700           216
                                                                      --------
                                                                           276
Oil & Natural Gas Exploration & Production - 3.5%
 BP Amoco PLC - ADR ..............................           800            40
 Chevron Corp. ...................................         1,500           136
 Exxon Mobil Corp. ...............................         4,900           428
 Kerr-McGee Corp. ................................           700            46
 Noble Drilling Corp. ............................           800            26
 USX-Marathon Group ..............................         1,600            47
                                                                      --------
                                                                           723
Paper & Forest Products - 0.5%
 Kimberly-Clark Corp. ............................         1,800           101

Personal & Commercial Lending - 2.9%
 Citigroup, Inc. .................................        11,100           586

Retail - Department Stores - 5.7%
 Abercrombie & Fitch Co. .........................         1,400            62
 Bed Bath & Beyond, Inc. .........................         2,100            65
 Home Depot, Inc. ................................         3,200           149
 Kohl's Corp. ....................................         2,100           132
 Lowe's Cos., Inc. ...............................         3,100           225
 May Department Stores Co. .......................         1,900            65
 Target Corp. ....................................         2,300            80
 TJX Cos., Inc. ..................................         3,600           115
 Toys "R" Us, Inc. ...............................         1,500            37
 Wal-Mart Stores, Inc. ...........................         4,900           239
                                                                      --------
                                                                         1,169
Retail - Drug Stores - 0.7%
 CVS Corp. .......................................         2,100            81
 Walgreen Co. ....................................         1,500            51
                                                                      --------
                                                                           132
Retail - Food - 0.2%
 Brinker International, Inc. .....................         1,200            31

Steel - 0.2%
 Nucor Corp. .....................................         1,000            49

Telecommunication Equipment - 1.1%
 Comverse Technology, Inc. .......................           700            40
 Linear Technology Corp. .........................         1,600            71
 Qualcomm, Inc. ..................................         1,900           111
                                                                      --------
                                                                           222
Telecommunication Services - 3.2%
 Broadwing, Inc. .................................         3,000            73
 Sprint PCS (PCS Group) ..........................         4,500           109
 Verizon Communications ..........................         7,100           380
 WorldCom, Inc. ..................................         7,000            99
                                                                      --------
                                                                           661
Telephone - 1.7%
 AT&T Corp. - Liberty Media Group -
    Cl. A ........................................         5,500            96
 Qwest Communications International, Inc. ........         5,300           169
 Telephone and Data Systems, Inc. ................           700            76
                                                                      --------
                                                                           341
Transportation Services - 0.2%
 Union Pacific Corp. .............................           600            33

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                                        Market
                 Name of Issuer                           Shares         Value
                                                                        (000's)
COMMON STOCK - Continued

U.S. Government Agencies - 1.4%
 Federal National Mortgage Assoc. ................         3,300    $      281
                                                                    ----------
                               TOTAL COMMON STOCK-          78.0%       15,902
                                                                    ----------
                                                            Par
                                                           Value
                                                          (000's)
PUBLICLY-TRADED-BONDS
Aerospace & Defense - 0.1%
 Lockheed Martin Corp. - Bonds
 8.5% due 12/01/29 ...............................       $    15            17
Automobile - 0.3%
 Ford Motor Co. - Bonds
 6.625% due 10/01/28 .............................            60            52
Bank - 0.7%
 Bank of America Corp.
 7.4% due 01/15/11 ...............................            80            83
 BankBoston Corp. - Sr. Notes
 6.125% due 03/15/02 .............................            50            51
                                                                    ----------
                                                                           134
Brokerage & Investment Management - 0.4%
 Lehman Brothers Holdings, Inc. - Notes
 6.625% due 04/01/04 .............................            50            51
 Morgan Stanley Group, Inc.
 6.75% due 04/15/11 ..............................            30            30
                                                                    ----------
                                                                            81
Computer Equipment - 0.1%
 International Business Machines Corp. - Notes
 5.625% due 04/12/04 .............................            30            30

Electric Power - 0.1%
 Exelon Corp. - Sr. Notes
 6.75% due 05/01/11 ..............................            25            24

Financial Services - 0.8%
 Associates Corp. of North America - Sr. Notes
 6.25% due 11/01/08 ..............................            45            44
 General Electric Capital Corp.
 7.5% due 05/15/05 ...............................            30            32
 Goldman Sachs Group, Inc.
 6.875% due 01/15/11 .............................            25            25
 Green Tree Financial Corp. - Ser. 1996-8
  Cl. A6
 7.6% due 10/15/27 ...............................            50            53
                                                                    ----------
                                                                           154
Foreign Governmental - 0.4%
 Province of Quebec - Debs.
 5.5% due 04/11/06 ...............................            35            34
 7.5% due 09/15/29 ...............................            45            48
                                                                    ----------
                                                                            82
Health Care Services - 0.4%
 Columbia/HCA Healthcare Corp.
 6.91% due 06/15/05 ..............................            30            30
 HCA-The Healthcare Co. - Sr. Notes
 7.875% due 02/01/11 .............................            50            50
                                                                    ----------
                                                                            80
Media - TV & Radio - 0.3%
 News America, Inc. - Debs.
 7.125% due 04/08/28 .............................            20            17
 Time Warner, Inc.
 6.625% due 05/15/29 .............................            20            18
 Viacom, Inc.
 7.7% due 07/30/10 ...............................            30            32
                                                                    ----------
                                                                            67
Natural Gas Distribution - 0.2%
 Enron Corp. - Debs.
 9.125% due 04/01/03 .............................            30            32

Personal & Commercial Lending - 1.7%
 Citigroup, Inc.
 6.5% due 01/18/11 ...............................            60            60
 Citigroup, Inc. - Notes
 6.5% due 02/07/06 ...............................            30            30
 Ford Motor Credit Co. - Notes
 6.875% due 02/01/06 .............................            60            61
 General Motors Acceptance Corp.
 7.5% due 07/15/05 ...............................            40            42
 Household Financial Corp. - Notes
 6.0% due 05/01/04 ...............................            30            30
 6.5% due 01/24/06 ...............................            75            76
 6.75% due 05/15/11 ..............................            50            49
                                                                    ----------
                                                                           348
Retail - Department Stores - 0.5%
 Target Corp.
 6.35% due 01/15/11 ..............................            60            59
 Wal Mart Stores, Inc.
 7.55% due 02/15/30 ..............................            40            44
                                                                    ----------
                                                                           103
Retail - Food - 0.2%
 The Kroger Co.
 6.8% due 04/01/11 ...............................            50            49

Telecommunication Equipment - 0.1%
 BellSouth Capital Funding - Debs.
 7.875% due 02/15/30 .............................            10            11

Telecommunication Services - 0.2%
 Worldcom, Inc. - Notes
 7.5% due 05/15/11 ...............................            45            44

Telephone - 0.3%
 AT&T Corp. - Notes
 6.5% due 03/15/29 ...............................            15            13

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
AGGRESSIVE BALANCED FUND

                                                            Par         Market
                   Name of Issuer                          Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED-BONDS - Continued
Telephone - Continued
 Sprint Capital Corp.
 7.625% due 01/30/11 .............................      $     40      $     39
 U.S. West Capital Funding, Inc.
 6.875% due 07/15/28 .............................            10             9
                                                                      --------
                                                                            61
U.S. Government Agencies - 11.2%
 Federal National Mortgage Assoc.
 6.0% due 07/25/16 ...............................           150           148
 6.0% due 07/25/31 ...............................           220           211
 6.625% due 11/15/30 .............................           168           169
 6.75% due 08/15/02 ..............................           110           113
 7.0% due 07/25/31 ...............................           240           241
 7.125% due 06/15/10 .............................           160           171
 7.5% due 07/25/16 ...............................           300           308
 7.5% due 07/25/31 ...............................           279           285
 Federal National Mortgage Assoc. - Notes
 4.75% due 11/14/03 ..............................           400           400
 7.0% due 07/15/05 ...............................           220           232
                                                                      --------
                                                                         2,278
U.S. Governmental - 3.1%
 U.S. Treasury - Bonds
 5.875% due 11/15/04 .............................           310           321
 8.875% due 08/15/17 .............................            90           118
 U.S. Treasury - Notes
 5.75% due 08/15/10 ..............................            65            67
 6.5% due 02/15/10 ...............................            20            21
 6.625% due 05/15/07 .............................           100           107
                                                                      --------
                                                                           634
 TOTAL PUBLICLY-TRADED BONDS .....................          21.1%        4,281
                                                        --------      --------

SHORT-TERM INVESTMENTS - 7.3%
 Investment in joint trading account
  3.97% due 07/02/01 .............................         1,495         1,495
                                                        --------      --------
                                TOTAL INVESTMENTS-         106.4%       21,678
                  Other Assets & Liabilities, Net-          (6.4)%      (1,300)
                                                        --------      --------
                                       NET ASSETS-         100.0%     $ 20,378
                                                        ========      ========

ADR-American Depository Receipts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND


                                                            Par         Market
                  Name of Issuer                           Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.0%
 Boeing Cap. Corp. - Sr. Notes
 6.1% due 03/01/11 ...............................     $   2,480     $   2,417
 Jet Equipment Trust
 10.91% due 08/15/14 .............................         2,100         2,268
 Lockheed Martin Corp. - Bonds
 8.5% due 12/01/29 ...............................         3,305         3,665
                                                                     ---------
                                                                         8,350
Agricultural Operations - 0.5%
 Cargill, Inc.
 6.25% due 05/01/06 ..............................         1,870         1,867
 Marlin Water Trust - Sr. Notes 144A
 7.09% due 12/15/01 ..............................         2,553         2,570
                                                                     ---------
                                                                         4,437
Automobile - 0.7%
 Delphi Automotive Systems Corp. - Notes
 6.55% due 06/15/06 ..............................         3,100         3,104
 Ford Motor Co. - Bonds
 7.45% due 07/16/31 ..............................         2,675         2,567
                                                                     ---------
                                                                         5,671
Bank - 4.0%
 Abbey National First Capital - Sr. Sub. Notes
 8.2% due 10/15/04 ...............................         4,000         4,281
 Bank One Corp.
 7.875% due 08/01/10 .............................         1,575         1,686
 Barclays Bank PLC 144A
 7.375% due 12/15/49 .............................         2,070         2,056
 BNP Paribus Capital Trust - Sub. 144A
 9.003% due 12/29/49 .............................         1,625         1,779
 Capital One Bank - Sr. Notes
 6.875% due 02/01/06 .............................         1,905         1,860
 Colonial Bank Montgomery Al -
  Sub. Notes
 9.375% due 06/01/11 .............................         1,555         1,589
 HSBC Holdings PLC
 7.5% due 07/15/09 ...............................         2,115         2,210
 International Bank of
  Reconstruction & Development - Debs.
 8.25% due 09/01/16 ..............................         2,150         2,523
 RBSG Capital Corp. - Notes
 10.125% due 03/01/04 ............................         5,000         5,500
 Royal Bank of Scotland Group PLC
 8.817% due 03/31/05 .............................         1,870         2,006
 Sanwa Bank , Ltd. - Sub. Notes
 7.4% due 06/15/11 ...............................         1,650         1,591
 Skandinaviska Enskida Banken -
  Sub. Notes STEP UP 144A
 6.5% due 12/29/49 ...............................         1,935         1,947
 Standard Chartered Bank - Sub. Notes 144A
 8.0% due 05/30/31 ...............................         1,685         1,712
 Zions Financial Corp. - GTD 144A
 6.95% due 05/15/11 ..............................         2,255         2,255
                                                                     ---------
                                                                        32,995
Brokerage & Investment Management - 0.4%
 Salomon Brothers Mortgage Securities VII
 6.75% due 07/25/24 ..............................         1,890         1,897
 Salomon, Inc. - Notes
 5.875% due 03/15/06 .............................         1,540         1,530
                                                                     ---------
                                                                         3,427
Chemical - 0.7%
 Akzo Nobel, Inc. - Bonds 144A
 6.0% due 11/15/03 ...............................         1,630         1,644
 Equistar Chemical - Notes
 8.5% due 02/15/04 ...............................         1,650         1,596
 Millenium  America, Inc. 144A
 9.25% due 06/15/08 ..............................           790           790
 NOVA Chemicals Corp. - Notes
 7.0% due 05/15/06 ...............................         1,665         1,658
                                                                     ---------
                                                                         5,688
Computer Software & Services - 0.4%
 Systems 2001 LLC - Cl. B 144A
 7.156% due 12/15/11 .............................         3,120         3,117
Container - 0.3%
 Sealed Air Corp.
 8.75% due 07/01/08 ..............................           985           959
 Stone Container Corp.
 9.75% due 02/01/11 ..............................         1,315         1,338
                                                                     ---------
                                                                         2,297
Cosmetic & Personal Care - 0.2%
 International Flavors & Fragrances,
  Inc.- Notes 144A
 6.45% due 05/15/06 ..............................         1,980         1,977
Electric Power - 8.4%
 AES Corp.
 9.375% due 09/15/10 .............................           725           730
 AES Corp. - Sr. Notes
 9.5% due 06/01/09 ...............................         1,645         1,678
 AES Corp. - Sr. Sub. Notes
 10.25% due 07/15/06 .............................         2,243         2,254
 AES Eastern Energy
 9.0% due 01/02/17 ...............................         2,130         2,180

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                            Par         Market
          Name of Issuer                                   Value         Value
                                                          (000's)       (000's)

PUBLICLY-TRADED BONDS - Continued

Electric Power - Continued
 Beaver Valley Funding Corp. - Debs.
 9.0% due 06/01/17 ...............................    $    2,365     $   2,486
 BVPS II Funding Corp. - Coll. Lease Bonds
 8.89% due 06/01/17 ..............................         2,464         2,620
 CalEnergy Co., Inc. - Bonds
 8.48% due 09/15/28 ..............................         2,685         2,893
 Calpine Canada Energy
 8.5% due 05/01/08 ...............................         1,600         1,536
 Calpine Corp.
 8.25% due 08/15/05 ..............................         1,460         1,449
 Calpine Corp. - Sr. Notes
 8.5% due 02/15/11 ...............................         1,595         1,534
 10.5% due 05/15/06 ..............................         1,920         1,958
 Cleveland Electric Illuminating Co.
 7.88% due 11/01/17 ..............................           480           489
 Cleveland Electric Illuminating Co. - 1st Mtge.
 9.5% due 05/15/05 ...............................         5,775         5,949
 CMS Energy Corp.
 9.875% due 10/15/07 .............................           730           765
 CMS Energy Corp. - Sr. Notes
 6.75% due 01/15/04 ..............................         2,040         1,960
 8.125% due 05/15/02 .............................         2,650         2,655
 CMS Energy Corp - Sr. Notes
 8.5% due 04/15/11 ...............................           310           301
 Exelon Generation Co. LLC - Sr. Notes 144A
 6.95% due 06/15/11 ..............................         3,090         3,070
 Long Island Lighting Co. - Debs.
 8.2% due 03/15/23 ...............................         3,235         3,279
 Mirant Corp.
 8.3% due 05/01/11 ...............................         1,940         1,954
 Monterrey Power SA de CV - Sec. Bonds 144A
 9.625% due 11/15/09 .............................           650           684
 Niagara Mohawk Power Corp. - Debs.
 8.77% due 01/01/18 ..............................         3,909         3,984
 Pinnacle West Capital Corp. - Sr. Notes
 6.4% due 04/01/06 ...............................         2,345         2,299
 PNPP II Funding Corp. - Debs.
 9.12% due 05/30/16 ..............................         2,455         2,629
 Progress Energy, Inc. - Sr. Notes
 7.1% due 03/01/11 ...............................         1,555         1,575
 PSEG Energy Holdings, Inc. - Sr. Notes 144A
 8.625% due 02/15/08 .............................         1,665         1,673
 PSEG Power LLC
 8.625% due 04/15/31 .............................         1,665         1,794
 Sierra Pacific Resources - Notes
 8.75% due 05/15/05 ..............................         1,125         1,151
 System Energy Resources, Inc. - 1st Mtge.
 7.71% due 08/01/01 ..............................         2,590         2,596
 TXU Electric & Gas
 8.175% due 01/30/37 .............................         1,810         1,781
 Waterford  Funding Corp. - Bonds
 8.09% due 01/02/17 ..............................         4,136         4,073
 XCEL Energy, Inc. - Sr. Notes
 7.0% due 12/01/10 ...............................         2,470         2,478
                                                                     ---------
                                                                        68,457
Electrical Equipment - 0.3%
 HQI Transelec Chile
 7.875% due 04/15/11 .............................         2,500         2,509
Financial Services - 4.0%
 American Express Credit Corp.
 7.2% due 09/17/07 ...............................         2,000         2,119
 Bank of New York Institution  Capital 144A
 7.78% due 12/01/26 ..............................         3,350         3,282
 ERAC USA Finance Co.
 7.95% due 12/15/09 ..............................         1,675         1,707
 ERAC USA Finance Co. - Notes 144A
 6.625% due 02/15/05 .............................           900           892
 ERAC USA Finance Co. - Notes GTD 144A
 7.35% due 06/15/08 ..............................         1,550         1,536
 Fosters Finance Corp. - Notes   144A
 6.875% due 06/15/11 .............................         1,490         1,476
 Goldman Sachs Group, Inc.
 6.875% due 01/15/11 .............................         2,385         2,372
 Heller Financial, Inc. - Notes
 6.375% due 03/15/06 .............................         1,490         1,501
 ING Capital Funding Trust III
 8.439% due 12/31/49 .............................         1,770         1,878
 Pemex Project
 9.125% due 10/13/10 .............................         2,500         2,639
 Qwest Capital Funding - Bonds 144A
 7.75% due 02/15/31 ..............................         3,215         3,154
 Sun Canada Financial Co. - Bonds 144A
 6.625% due 12/15/07 .............................         3,345         3,247
 The MONY Group, Inc. - Sr. Notes
 7.45% due 12/15/05 ..............................         2,395         2,444
 UBS Preferred Funding
 8.622% due 10/29/49 .............................         1,805         1,951
 URC Holdings Corp. - Sr. Notes 144A
 7.875% due 06/30/06 .............................         1,840         1,991
                                                                     ---------
                                                                        32,189

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                            Par         Market
             Name of Issuer                                Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Food, Beverage & Tobacco - 0.9%
 Archer Daniels Midland Co.
 7.0% due 02/01/31 ...............................    $    2,145    $    2,074
 Canandaigua Brands, Inc. - Sr. Sub.
  Notes
 8.75% due 12/15/03 ..............................         2,365         2,383
 Earthgrains Co.
 8.375% due 08/01/03 .............................         2,500         2,569
                                                                    ----------
                                                                         7,026
Foreign Governmental - 0.9%
 Hydro-Quebec - Debs. Ser. IF
 7.375% due 02/01/03 .............................         1,000         1,037
 Province of Quebec - Debs
 7.5% due 09/15/29 ...............................           610           646
 Republic of Brazil
 8.0% due 04/15/14 ...............................         4,107         3,029
 Republic of Columbia
 9.75% due 04/09/11 ..............................         2,280         2,331
                                                                    ----------
                                                                         7,043
Health Care Products - 0.4%
 Fresenius Medical Capital Trust II
 7.875% due 02/01/08 .............................         1,740         1,727
 Fresenius Medical Capital Trust IV
  TR PFD Secs 144A
 7.875% due 06/15/11 .............................         1,360         1,326
                                                                    ----------
                                                                         3,053
Health Care Services - 1.2%
 Dynacare, Inc. - Sr. Notes
 10.75% due 01/15/06 .............................         2,125         2,157
 HCA-The Healthcare Corp. - Notes
 7.125% due 06/01/06 .............................         2,350         2,318
 8.75% due 09/01/10 ..............................         1,150         1,225
 Healthsouth Corp. - Sr. Notes
 8.5% due 02/01/08 ...............................         1,240         1,252
 Quest Diagnostics, Inc. - Sr. Notes
 6.75% due 07/12/06 ..............................         1,665         1,648
 Tenet Healthcare Corp. - Sr. Notes
 8.0% due 01/15/05 ...............................           545           561
 Triad Hospitals
 8.75% due 05/01/09 ..............................           830           842
                                                                    ----------
                                                                        10,003
Insurance - 1.7%
 AXA - Sub Notes
 8.6% due 12/15/30 ...............................         2,510         2,757
 Equitable Life Assurance Society
  USA - Notes 144A
 6.95% due 12/01/05 ..............................         1,240         1,274
 Hartford Life, Inc. - Sr. Notes
 7.375% due 03/01/31 .............................         1,655         1,663
 Mass. Mutual Life Insurance Co. -
  Notes 144A
 7.625% due 11/15/23 .............................         2,640         2,671
 New York Life Insurance Co. - Sr.
  Notes 144A
 7.5% due 12/15/23 ...............................         5,970         5,661
                                                                    ----------
                                                                        14,026
Leisure & Recreation - 0.7%
 Harrah's Operating Co., Inc.
 7.875% due 12/15/05 .............................         1,270         1,289
 Harrah's Operating, Inc. - Sr. Notes
  144A
 7.125% due 06/01/07 .............................         2,320         2,299
 MGM Mirage, Inc.
 8.5% due 09/15/10 ...............................         1,430         1,483
 Station Casinos, Inc. - Sr. Notes
 8.375% due 02/15/08 .............................           675           679
                                                                    ----------
                                                                         5,750
Media - TV & Radio - 4.5%
 Adelphia Communications Corp.
 10.25% due 06/15/11 .............................           940           921
 Adelphia Communications Corp. -
  Sr. Notes
 8.125% due 07/15/03 .............................         1,270         1,232
 9.25% due 10/01/02 ..............................         2,460         2,472
 AOL Time Warner, Inc.
 7.625% due 04/15/31 .............................         2,510         2,520
 British Sky Broadcasting
 8.2% due 07/15/09 ...............................         1,845         1,834
 Charter Communications Holdings
  LLC - Sr. Notes
 11.125% due 01/15/11 ............................           605           638
 Charter Communications Holdings
  LLC - Sr. Notes 144A
 10.0% due 05/15/11 ..............................           630           639
 Clear Channel Communications,
  Inc. - Sr. Notes
 7.875% due 06/15/05 .............................         3,115         3,272
 Continental Cablevision - Sr. Notes
 8.3% due 05/15/06 ...............................         2,940         3,156
 CSC Holdings, Inc. - Sr. Notes
  Ser.144A
 7.625% due 04/01/11 .............................         2,780         2,647
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09 .............................           965           963
 Lenfest Communications, Inc.
 8.375% due 11/01/05 .............................         1,690         1,810
 Mediacom LLC
 9.5% due 01/15/13 ...............................         1,340         1,280
 News America Holdings, Inc. -
  Debs.
 8.25% due 08/10/18 ..............................         1,095         1,090

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                          Par         Market
               Name of Issuer                            Value         Value
                                                        (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Media - TV & Radio - Continued
 News America, Inc. - Sr. Debs
 7.3% due 04/30/28 ...............................     $   1,585     $   1,409
 Rogers Cablesystems - Sr. Notes
 10.0% due 03/15/05 ..............................         1,205         1,265
 TCI Communications, Inc. - Debs.
 7.875% due 02/15/26 .............................         1,780         1,800
 Time Warner, Inc. - Debs.
 9.125% due 01/15/13 .............................         2,108         2,409
 Viacom, Inc. 144A
 6.4% due 01/30/06 ...............................         1,305         1,324
 7.875% due 07/30/30 .............................         2,430         2,560
 Viacom, Inc. - Sr. Notes 144A
 6.4% due 01/30/06 ...............................         1,225         1,243
 Viacom, Inc.
                                                                     ---------
                                                                        36,484
Metal Production & Fabrication - 0.2%
 Yanacocha Receivables - Pass thru
  Certs. 144A
 8.4% due 06/15/05 ...............................         1,335         1,308

Metals & Mining - 0.4%
 Newmont Mining Corp.- Notes
 8.625% due 05/15/11 .............................         1,575         1,555
 Phelps Dodge Corp. - Notes
 8.75% due 06/01/11 ..............................         2,005         1,987
                                                                     ---------
                                                                         3,542
Municipals - 0.4%
 New Hampshire State - Taxable
  Pease Dev. Auth.
 7.7% due 07/01/12 ...............................         3,000         3,157

Natural Gas Distribution - 0.7%
 Enron Corp. - Notes 144A
 8.0% due 08/15/05 ...............................         2,510         2,588
 Keyspan Corp. - Sr. Notes
 8.0% due 11/15/30 ...............................         1,660         1,782
 Louis Dreyfus Natural Gas Corp.
 6.875% due 12/01/07 .............................         1,690         1,683
                                                                     ---------
                                                                         6,053
Oil & Natural Gas Exploration & Production - 2.4%
 Alberta Energy, Ltd. - Notes
 8.125% due 09/15/30 .............................         1,800         1,940
 Chesapeake Energy Corp.
 8.125% due 04/01/11 .............................           920           865
 Forest Oil Corp. - Sr. Notes 144A
 8.0% due 06/15/08 ...............................         1,010           985
 NRG Energy, Inc.
 7.75% due 04/01/11 ..............................         2,445         2,474
 Occidental Petroleum Corp. - Sr.
  Debs.
 10.125% due 09/15/09 ............................         3,000         3,498
 Ocean Energy, Inc.
 8.875% due 07/15/07 .............................         1,325         1,404
 Petroleum Geo-Services ASA - Sr.
  Notes
 7.125% due 03/30/28 .............................         2,165         1,772
 Snyder Oil Corp.
 8.75% due 06/15/07 ..............................           805           853
 Transocean Forex, Inc. - Notes
  144A
 7.5% due 04/15/31 ...............................         2,460         2,463
 Union Pacific Resources Group,
  Inc. - Debs.
 7.15% due 05/15/28 ..............................         2,685         2,570
 Valero Energy Corp. - Notes
 8.375% due 06/15/05 .............................         1,005         1,077
                                                                     ---------
                                                                        19,901
Oil - Equipment & Service - 0.3%
 Humpuss Funding Corp. - 144A
 7.72% due 12/15/09 ..............................           998           805
 TOSCO Corp.
 8.125% due 02/15/30 .............................         1,840         2,006
                                                                     ---------
                                                                         2,811
Paper & Forest Products - 0.7%
 Georgia Pacific Corp. - Notes
 7.5% due 05/15/06 ...............................         1,550         1,558
 8.875% due 05/15/31 .............................         1,635         1,637
 International Paper Co.
 8.125% due 07/08/05 .............................         2,540         2,689
                                                                     ---------
                                                                         5,884
Paper Products - 0.3%
 Stora Enso Corp. - Notes
 7.375% due 05/15/11 .............................         2,545         2,578

Personal & Commercial Lending - 7.4%
 Citigroup, Inc.
 6.5% due 01/18/11
                                                           1,645         1,633
Commercial Mortgage
  Acceptance Corp. -
  Ser. 1991-C1 A1
 6.79% due 06/15/31 ..............................         3,157         3,232
 CS First Boston
  Mortgage Securities
  Corp. - Ser. 1998-C1
  A1A
 6.26% due 04/11/30 ..............................         5,095         5,153
 Deutsche Mortgage &
  Asset Receiving
  Corp. - Ser. 1998-C1
  Cl. C
 6.861% due 03/15/08 .............................         2,170         2,155
 EQCC Home Equity Loan
  Trust
 6.57% due 02/15/29 ..............................         2,120         2,142
 Ford Motor Credit Co.
  - Notes
 6.875% due 02/01/06 .............................         2,095         2,122

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                   Par                            Market
    Name of Issuer                Value                            Value
                                 (000's)                          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Personal & Commercial Lending - Continued
 General Motors
  Acceptance Corp.
 7.5% due 07/15/05 ...............................     $   2,535    $    2,651
 GMAC Commercial
  Mortgage Securities,
  Inc. - 1997-C1 A2
 6.853% due 09/15/06 .............................         7,325         7,540
 Household Financial
  Corp.
 6.5% due 01/24/06 ...............................         1,620         1,642
 Household Financial
  Corp. - Notes
 8.0% due 05/09/05 ...............................         3,175         3,387
 Household Financial
  Corp. - Notes
 8.0% due 07/15/10 ...............................         1,650         1,767
 LB Commercial Conduit
  Mortgage Trust -
  Ser. 1999-C1
 6.41% due 08/15/07 ..............................         3,264         3,311
 Midland Funding Corp.
  II - Debs.
 11.75% due 07/23/05 .............................         4,665         5,132
 Money Store Home
  Equity Trust - Ser.
  1997-C1 DAF7
 6.485% due 12/15/28 .............................         3,791         3,843
 Standard Credit Card
  Master Trust
 8.25% due 01/07/07 ..............................         2,535         2,745
 Takefuji Corp.
 9.2% due 04/15/11 ...............................         2,110         2,178
 Tiers Fixed Rate
  Certificates Ser.
  2001 144A
 7.2% due 06/15/04 ...............................         3,095         3,095
 UCFC Home Equity Loan
 7.18% due 02/15/25 ..............................         1,115         1,149
 UCFC Home Equity Loan
  - Ser.
 1997-A1 A8
 7.22% due 06/15/28 ..............................         5,660         5,841
                                                                    ----------
                                                                        60,718
Pollution Control - 0.1%
 Waste Management,
  Inc. - Sr. Notes
 7.375% due 08/01/10 .............................           875           876
Real Estate Development - 0.1%
 EOP Operating LP
 6.625% due 02/15/05 .............................           985           991
Real Estate Investment Trust - 2.6%
 American Health
  Properties, Inc. -
  Notes
 7.5% due 01/15/07 ...............................         1,350         1,332
 Amresco Residential
  Securities - Mtge.
  Loan
 6.51% due 08/25/27 ..............................         7,496         7,583
 Cabot Industrial
  Properties LP -
  Notes
 7.125% due 05/01/04 .............................         1,975         2,014
 Camden Property Trust
  - Sr. Notes
 7.0% due 04/15/04 ...............................         2,170         2,205
 Healthcare Realty
  Trust IN - Sr. Notes
 8.125% due 05/01/11 .............................         1,570         1,563
 IMC Home Equity Loan
  Trust - Ser. 1998-1
  A4
 6.6% due 03/20/25 ...............................         3,280         3,346
 Liberty Property LP -
  Notes
 6.6% due 06/05/02 ...............................         1,675         1,708
 Mack-Cali Realty LP -
  Notes
 7.75% due 02/15/11 ..............................         1,655         1,673
                                                                    ----------
                                                                        21,424
Real Estate Operations - 0.3%
 HMH Properties, Inc.
  - Ser. A
 7.875% due 08/01/05 .............................         2,075         2,002
Retail - Department Stores - 0.2%
 Kingdom MART Corp. -
  Notes 144A
 9.875% due 06/15/08 .............................         1,540         1,498
Retail - Food - 0.3%
 Delhaize America,
  Inc.
 8.125% due 04/15/11 .............................         2,330         2,430
Telecommunication Equipment - 1.0%
 BellSouth Capital
  Funding - Debs.
 7.875% due 02/15/30 .............................         1,740         1,853
 Deutsche Telekom
  International
  Finance
 7.75% due 06/15/05 ..............................         3,100         3,241
 8.25% due 06/15/30 ..............................         1,680         1,728
 Vulcan Materials -
  Notes
 6.4% due 02/01/06 ...............................         1,190         1,195
                                                                    ----------
                                                                         8,017
Telecommunication Services - 3.5%
 AT&T Wireless Group -
  Sr. Notes 144A
 8.75% due 03/01/31 ..............................         3,195         3,319
 Citizens
  Communications Co. -
  Notes
 8.5% due 05/15/06 ...............................         1,555         1,597
 9.25% due 05/15/11 ..............................         1,555         1,617
 Cox Communications,
  Inc. - Notes
 7.75% due 11/01/10 ..............................         1,785         1,864
 Crown Castle
  International Corp.
  - Sr. Notes
 9.0% due 05/15/11 ...............................           645           561
 Crown Castle
  International Corp.
  - Sr. Notes 144A
 9.375% due 08/01/11 .............................           435           385
 Dominion Resources,
  Inc.
 8.125% due 06/15/10 .............................         2,680         2,886
 France Telecom SA -
  Notes 144A
 8.5% due 03/01/31 ...............................         2,490         2,611

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                   Par                            Market

    Name of Issuer                Value                            Value

                                 (000's)                          (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Telecommunication Services - Continued
 Telefonos De Mexico,
  SA -  Sr. Notes 144A
 8.25% due 01/26/06 ..............................     $   3,400     $   3,494
 Tellus Corp. NT
 8.0% due 06/01/11 ...............................         2,490         2,545
 Triton PCS, Inc. -
  Sr. Sub Notes
 9.375% due 02/01/11 .............................           730           708
 Verizon Global
  Funding Corp. -
  Bonds 144A
 7.75% due 12/01/30 ..............................         1,740         1,790
 Voicestream Wireless
  Corp.
 11.5% due 09/15/09 ..............................         1,540         1,771
 Worldcom, Inc.
 8.0% due 05/15/06 ...............................         3,125         3,240
                                                                     ---------
                                                                        28,388
Telephone - 1.5%
 LCI International,
  Inc. - Sr. Notes
 7.25% due 06/15/07 ..............................         2,205         2,267
 Metronet
  Communications Corp.
  - Sr. Disc. Notes
 0.0% due 11/01/07 ...............................         1,695         1,593
 MetroNet
  Communications Corp.
  - Sr. Notes
 12.0% due 08/15/07 ..............................         1,770         1,950
 Pinnacle Partners
 8.83% due 08/15/04 ..............................         2,355         2,422
 Sprint Capital Corp.
 6.875% due 11/15/28 .............................         2,450         2,080
 Sprint Capital Corp.
  - Notes
 7.125% due 01/30/06 .............................         1,550         1,564
                                                                     ---------
                                                                        11,876
Transportation Services - 2.6%
 America West
  Airlines, Inc. -
  Pass through Certs.
 6.93% due 01/02/08 ..............................         1,522         1,519
 Burlington Northern
  Santa Fe Corp.
 7.95% due 08/15/30 ..............................         3,305         3,478
 Continental Airlines,
  Inc. - Pass thru
  Certs.
 7.206% due 06/30/04 .............................         2,634         2,671
 Delta Air lines, Inc.
 7.7% due 12/15/05 ...............................         1,935         1,916
 Northwest Airlines
  Corp.
 8.375% due 03/15/04 .............................         1,350         1,319
 Northwest Airlines
  Corp. - Ser. 1996-1
 8.97% due 01/02/15 ..............................           203           214
 Northwest Airlines
  Corp. - Sr. Notes
 8.875% due 06/01/06 .............................         1,555         1,491
 NWA Trust - Sr. Notes
 9.25% due 06/21/14 ..............................         2,198         2,377
 Railcar Trust  - Pass
  thru Notes - Ser.
  1992-1
 7.75% due 06/01/04 ..............................         1,304         1,354
 U.S. Air, Inc. - Pass
  thru Certs. - Ser.
  1990-A1
 11.2% due 03/19/05 ..............................           984         1,018
 United Air Lines
  Corp.
 7.032% due 04/01/12 .............................         2,339         2,393
 Wisconsin Central
  Transportation Corp.
  - Notes
 6.625% due 04/15/08 .............................         1,360         1,360
                                                                     ---------
                                                                        21,110
U.S. Government Agencies - 29.1%
 Federal National
  Mortgage Assoc.
 5.5% due 12/01/14 ...............................        11,774        11,369
 6.0% due 09/01/14 ...............................         8,669         8,561
 6.0% due 05/01/16 ...............................         4,135         4,073
 6.0% due 02/01/31 ...............................         4,231         4,060
 6.0% due 04/01/31 ...............................         3,268         3,136
 6.0% due 05/01/31 ...............................         3,463         3,411
 6.5% due 09/01/13 ...............................           102           102
 6.5% due 07/01/14 ...............................         7,685         7,724
 6.5% due 11/01/14 ...............................           115           116
 6.5% due 01/01/15 ...............................            56            56
 6.5% due 02/01/15 ...............................            91            92
 6.5% due 06/01/15 ...............................           430           431
 6.5% due 11/01/28 ...............................         9,358         9,226
 7.0% due 09/01/10 ...............................         3,574         3,645
 7.0% due 11/01/14 ...............................         5,162         5,249
 7.0% due 03/01/31 ...............................         8,257         8,293
 7.385% due 03/25/21 .............................           920           959
 7.5% due 02/01/31 ...............................        13,870        14,151
 8.0% due 04/01/30 ...............................         6,310         6,517
 8.0% due 06/01/30 ...............................         6,259         6,465
 Federal National
  Mortgage Assoc. Ser.
  1997-M8 Cl.A
 6.94% due 01/25/22 ..............................         1,372         1,414
 Federal National
  Mortgage Assoc. -
  Notes
 7.0% due 02/01/16 ...............................         4,845         4,926
 Government National
  Mortgage Assoc.
 6.0% due 05/15/31 ...............................         9,376         9,074
 6.5% due 07/15/28 ...............................        13,622        13,482
 6.5% due 01/15/29 ...............................         2,725         2,697
 6.5% due 02/15/29 ...............................         3,634         3,595
 6.5% due 06/15/29 ...............................        25,069        24,794
 6.5% due 08/15/29 ...............................         6,296         6,227
 7.0% due 09/15/25 ...............................         1,891         1,914
 7.0% due 08/15/28 ...............................         5,609         5,659
 7.0% due 09/15/29 ...............................        13,878        14,000

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND FUND

                                                            Par         Market
               Name of Issuer                              Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
 7.0% due 06/15/31 ...............................  $      3,480    $    3,510
 7.0% due 09/15/31 ...............................         4,060         4,095
 7.5% due 09/15/29 ...............................        13,549        13,892
 7.5% due 12/15/29 ...............................         6,977         7,154
 8.0% due 05/15/25 ...............................           244           254
 8.0% due 06/15/25 ...............................           208           216
 8.0% due 09/15/25 ...............................           444           461
 8.0% due 01/15/26 ...............................           231           240
 8.0% due 08/15/27 ...............................         1,207         1,252
 8.0% due 07/15/30 ...............................         5,253         5,441
 8.5% due 09/15/21 ...............................           450           476
 8.5% due 01/15/31 ...............................        12,999        13,584
 9.0% due 05/15/21 ...............................           396           425
 9.0% due 08/15/21 ...............................           375           402
 9.5% due 06/15/16 ...............................           317           347
                                                                    ----------
                                                                       237,167
U.S. - Governmental - 7.2%

 U.S. Treasury - Bonds
 6.25% due 05/15/30 ..............................        15,783        16,392
 8.875% due 08/15/17 .............................         2,919         3,832
 U.S. Treasury - Notes
 5.625% due 05/15/08 .............................         1,195         1,242
 5.75% due 08/15/03 ..............................         9,005         9,261
 5.75% due 08/15/10 ..............................         9,670         9,894
 7.0% due 07/15/06 ...............................         1,124         1,219
 7.5% due 02/15/05 ...............................        15,816        17,212
                                                                    ----------
                                                                        59,052
                                                                    ----------
                             TOTAL PUBLICLY-TRADED          92.5%      750,418
                                            BONDS-                  ----------

                                                          Shares
PREFERRED STOCK
Media - TV & Radio - 7.2%
 CSC Holdings, Inc. ..............................            27         2,874
                                                                    ----------
                            TOTAL PREFERRED STOCK-           0.4%        2,874
                                                                    ----------
WARRANTS

Telephone - 0.0%
 Metronet Communications Corp. -
  CW 144A Expires 08/15/07 .......................             2           239
                                                                    ----------
                                   TOTAL WARRANTS-           0.0%          239
                                                                    ----------
                                                            Par
                                                           Value
                                                          (000's)
SHORT-TERM INVESTMENTS

Investment in joint trading account - 6.6%
 Investment in joint trading account
 3.97% due 07/02/01 ..............................  $     53,840        53,840


                                                                        Market
               Name of Issuer                              Shares        Value
                                                                        (000's)

SHORT-TERM INVESTMENTS - Continued
 Navigator Securities Lending
  Prime Portfolio **                                 247,040,782    $  247,041
                                                     -----------    ----------

                      TOTAL SHORT-TERM INVESTMENTS          36.9%      300,881
                                                     -----------    ----------
                                TOTAL INVESTMENTS-         129.8%    1,059,276
                  Other Assets & Liabilities, Net-         (29.8)%    (242,979)
                                                     -----------    ----------
                                       NET ASSETS-         100.0%   $  816,297
                                                     ===========    ==========

(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, securities aggregated $84,516 or 10.4% of net assets of the Portfolio.

** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND


                                                            Par         Market
                Name of Issuer                             Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.5%
 Boeing Cap. Corp. - Sr. Notes
 6.1% due 03/01/11 ...............................       $    20       $    19
 Lockheed Martin Corp.
 8.2% due 12/01/09 ...............................            50            54
 Lockheed Martin Corp. - Bonds
 8.5% due 12/01/29 ...............................            25            28
                                                                       -------
                                                                           101
Agricultural Operations - 0.5%
 Cargill, Inc.
 6.25% due 05/01/06 ..............................            15            15
 Potash Corp. of Saskatchewan - Notes
 7.75% due 05/31/11 ..............................            20            20
                                                                       -------
                                                                            35
Automobile - 0.4%
 Delphi Automotive Systems Corp. - Notes
 6.55% due 06/15/06 ..............................            25            25
Bank - 3.2%
 Bank One Corp.
 7.875% due 08/01/10 .............................            10            11
 Barclays Bank PLC - Bonds 144A
 8.55% due 09/29/49 ..............................            75            81
 Barclays Bank PLC Perpetual Revs - 144A
 7.375% due 12/15/49 .............................            15            15
 BNP Paribus Capital Trust - Sub 144A
 9.003% due 12/29/49 .............................            20            22
 Capital One Bank - Sr. Notes
 6.875% due 02/01/06 .............................            10            10
 Colonial Bank Montgomery Al - Sub Notes
 9.375% due 06/01/11 .............................            10            10
 Sanwa Bank , Ltd. - Sub Notes
 7.4% due 06/15/11 ...............................            15            14
 Skandinaviska Enskida Banken - Sub.
 Notes  144A
 6.5% due 12/29/49 ...............................            15            15
 Standard Chartered Bank - Sub Notes 144A
 8.0% due 05/30/31 ...............................            15            15
 Zions Financial Corp. - GTD 144A
 6.95% due 05/15/11 ..............................            20            20
                                                                       -------
                                                                           213
Brokerage & Investment Management - 0.2%
 Salomon, Inc. - Notes
 5.875% due 03/15/06 .............................            10            10
Chemical - 0.4%
 Equistar Chemical - Notes
 8.5% due 02/15/04 ...............................            15            14
 Millenium America, Inc. 144A
 9.25% due 06/15/08 ..............................             5             5
 NOVA Chemicals Corp. - Notes
 7.0% due 05/15/06 ...............................            10            10
                                                                       -------
                                                                            29
Computer Software & Services - 0.4%
 Systems 2001 LLC - Cl. B 144A
 7.156% due 12/15/11 .............................            25            25
Container - 0.2%
 Sealed Air Corp.
 8.75% due 07/01/08 ..............................             5             5
 Stone Container Corp.
 9.75% due 02/01/11 ..............................            10            10
                                                                       -------
                                                                            15
Cosmetic & Personal Care - 0.2%
 International Flavors & Fragrances, Inc.
  - Notes 144A
 6.45% due 05/15/06 ..............................            15            15
Electric Power - 1.7%
 Calpine Canada Energy
 8.5% due 05/01/08 ...............................            10            10
 Calpine Corp. - Sr. Notes
 8.5% due 02/15/11 ...............................            10            10
 Exelon Generation Co. LLC - Sr. Notes
  144A
 6.95% due 06/15/11 ..............................            25            25
 Mirant Corp.
 8.3% due 05/01/11 ...............................            15            15
 Pinnacle West Capital Corp. - Sr. Notes
 6.4% due 04/01/06 ...............................            15            14
 Progress Energy, Inc. - Sr. Notes
 7.1% due 03/01/11 ...............................            15            15
 PSEG Energy Holdings, Inc. - Sr. Notes
  144A
 8.625% due 02/15/08 .............................            10            10
 PSEG Power LLC
 8.625% due 04/15/31 .............................            15            16
                                                                       -------
                                                                           115
Electrical Equipment - 0.3%
 HQI Transelec Chile
 7.875% due 04/15/11 .............................            20            20
Electronic Products & Services - 0.1%
 CMS Energy Corp - Sr. Notes
 8.5% due 04/15/11 ...............................            10            10
Financial Services - 5.4%
 American Express Credit Corp.
 7.2% due 09/17/07 ...............................            20            21
 Amvescap PLC
 6.6% due 05/15/05 ...............................            75            75
 ERAC USA Finance Co.
 7.95% due 12/15/09 ..............................            20            20
 ERAC USA Finance Co. - GTD Notes 144A
 7.35% due 06/15/08 ..............................            10            10

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND

                                                            Par         Market
                Name of Issuer                             Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Financial Services - Continued
 Fosters Finance Corp. - Notes 144A
 6.875% due 06/15/11 .............................      $     10      $     10
 General Electric Capital Corp.
 6.65% due 09/03/02 ..............................           100           102
 Goldman Sachs Group, Inc.
 6.875% due 01/15/11 .............................            15            15
 Heller Financial, Inc. - Notes
 6.375% due 03/15/06 .............................            10            10
 Pemex Project
 9.125% due 10/13/10 .............................            20            21
 Qwest Capital Funding - Bonds 144A
 7.75% due 02/15/31 ..............................            25            25
 The MONY Group, Inc. - Sr. Notes
 7.45% due 12/15/05 ..............................            25            25
 UBS Preferred Funding TRI
 8.622% due 10/29/49 .............................            20            22
                                                                      --------
                                                                           356
Food, Beverage & Tobacco - 0.2%
 Archer Daniels Midland Co.
 7.0% due 02/01/31 ...............................            15            14
Foreign Governmental - 1.0%
 Province of Quebec - Debs
 7.5% due 09/15/29 ...............................            25            26
 Republic of Brazil
 8.0% due 04/15/14 ...............................            31            23
 Republic of Columbia
 9.75% due 04/09/11 ..............................            15            15
                                                                      --------
                                                                            64
Health Care Products - 0.2%
 Fresenius Medical Capital Trust IV TR PFD
  Secs. 144A
 7.875% due 06/15/11 .............................            10            10
Health Care Services - 0.7%
 HCA-The Healthcare Corp. - Notes
 7.125% due 06/01/06 .............................            20            20
 Healthsouth Corp. - Sr. Notes
 8.5% due 02/01/08 ...............................            10            10
 Quest Diagnostics, Inc. Sr. Notes
 6.75% due 07/12/06 ..............................            10            10
 Triad Hospitals
 8.75% due 05/01/09 ..............................             5             5
                                                                      --------
                                                                            45
Insurance - 0.4%
 AXA - Sub Notes
 8.6% due 12/15/30 ...............................            15            17
 Hartford Life, Inc. - Sr. Notes
 7.375% due 03/01/31 .............................            10            10
                                                                      --------
                                                                            27
Leisure & Recreation - 2.1%
 Harrah's Operating Co., Inc.
 7.875% due 12/15/05 .............................            10            10
 Harrah's Operating, Inc. - Sr. Notes 144A
 7.125% due 06/01/07 .............................            20            20
 International Speedway Corp.
 7.875% due 10/15/04 .............................           100           103
 Station Casinos, Inc. - Sr. Notes
 8.375% due 02/15/08 .............................             5             5
                                                                      --------
                                                                           138
Media - TV & Radio - 3.7%
 Adelphia Communications Corp.
 10.25% due 06/15/11 .............................            10            10
 AOL Time Warner, Inc.
 7.625% due 04/15/31 .............................            20            20
 Charter Communications Holdings LLC - Sr.
  Notes
 11.125% due 01/15/11 ............................             5             5
 Charter Communications Holdings LLC - Sr.
  Notes 144A
 10.0% due 05/15/11 ..............................             5             5
 Clear Channel Communications, Inc.
 7.65% due 09/15/10 ..............................            50            52
 Clear Channel Communications, Inc. - Sr.
  Notes
 7.875% due 06/15/05 .............................            25            26
 Continental Cablevision - Sr. Notes
 8.3% due 05/15/06 ...............................             5             5
 CSC Holdings, Inc. - Sr. Notes Ser.144A
 7.625% due 04/01/11 .............................            20            19
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09 .............................             5             5
 Mediacom LLC
 9.5% due 01/15/13 ...............................            10            10
 News America Holdings, Inc. - Debs.
 8.25% due 08/10/18 ..............................            15            15
 News America, Inc. - GTD Sr. Debs
 7.3% due 04/30/28 ...............................            10             9
 TCI Communications, Inc. - Debs.
 7.875% due 02/15/26 .............................            20            20
 Viacom, Inc.
 7.875% due 07/30/30 .............................            20            21
 Viacom, Inc. - 144A
 6.4% due 01/30/06 ...............................             5             5
 Viacom, Inc. - Sr. Notes 144A
 6.4% due 01/30/06 ...............................            15            15
                                                                      --------
                                                                           242
Metals & Mining - 1.0%
 Inco, Ltd. - Debs.
 9.6% due 06/15/22 ...............................            40            41
 Newmont Mining Corp. - Notes
 8.625% due 05/15/11 .............................            10            10

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND

                                                            Par         Market
                Name of Issuer                             Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Metals & Mining - Continued
 Phelps Dodge Corp. - Notes
 8.75% due 06/01/11 ..............................        $   15       $    15
                                                                       -------
                                                                            66
Natural Gas Distribution - 0.2%
 Keyspan Corp. - Sr. Notes
 8.0% due 11/15/30 ...............................            10            11
Oil & Natural Gas Exploration & Production - 2.2%
 Alberta Energy, Ltd. - Notes
 8.125% due 09/15/30 .............................            25            27
 Anadarko Petroleum Corp.
 7.0% due 10/15/06 ...............................            50            51
 Chesapeake Energy Corp.
 8.125% due 04/01/11 .............................             5             4
 Forest Oil Corp. - Sr. Notes 144A
 8.0% due 06/15/08 ...............................            10            10
 NRG Energy, Inc.
 7.75% due 04/01/11 ..............................            20            20
 Transocean Forex, Inc. - Notes 144A
 7.5% due 04/15/31 ...............................            20            20
 Valero Energy Corp. - Notes
 8.375% due 06/15/05 .............................            10            11
                                                                       -------
                                                                           143
Oil - Equipment & Service - 1.6% TOSCO Corp.
 8.125% due 02/15/30 .............................            95           104
Paper & Forest Products - 0.8%
 Georgia Pacific Corp. - Notes
 7.5% due 05/15/06 ...............................            10            10
 8.875% due 05/15/31 .............................            15            15
 International Paper Co.
 8.125% due 07/08/05 .............................            25            27
                                                                       -------
                                                                            52
Paper Products - 0.3%
 Stora Enso Corp. - Notes
 7.375% due 05/15/11 .............................            20            20
Personal & Commercial Lending - 5.7%
 Citigroup, Inc.
 6.5% due 01/18/11 ...............................            20            20
 CS First Boston Mortgage Securities Corp. -
  Ser. 1998-C1 A1A
 6.26% due 04/11/30 ..............................            19            19
 Ford Motor Credit Co. - Notes
 6.875% due 02/01/06 .............................            15            15
 General Motors Acceptance Corp.
 7.5% due 07/15/05 ...............................           100           105
 Household Financial Corp.
 6.5% due 01/24/06 ...............................            20            20
 Household Financial Corp. - Notes
 8.0% due 05/09/05 ...............................            20            21
 Household Financial Corp. - Notes. -
  Continued
 8.0% due 07/15/10 ...............................            10            11
 Midland Funding Corp. II - Debs.
 11.75% due 07/23/05 .............................            30            33
 Prime Credit Card Master Trust
 6.7% due 11/15/05 ...............................            50            52
 Standard Credit Card Master Trust
 8.25% due 01/07/07 ..............................            35            38
 Takefuji Corp.
 9.2% due 04/15/11 ...............................            15            16
 Tiers Fixed Rate Certificates - Ser. Mir
  2001 14 Tr Ctf 144A
 7.2% due 06/15/04 ...............................            25            25
                                                                       -------
                                                                           375
Pollution Control - 0.1%
 Waste Management, Inc. - Sr. Notes
 7.375% due 08/01/10 .............................             5             5
Real Estate Development - 0.7%
 EOP Operating LP
 6.625% due 02/15/05 .............................            20            20
 EOP Operating LP - Notes
 7.375% due 11/15/03 .............................            25            26
                                                                       -------
                                                                            46
Real Estate Investment Trust - 0.5%
 Healthcare Realty Trust - Sr. Notes
 8.125% due 05/01/11 .............................            10            10
 Mack-Cali Realty LP - Notes
 7.75% due 02/15/11 ..............................            25            25
                                                                       -------
                                                                            35
Retail - Department Stores - 1.8%
 Kingdom Mart Corp. - Notes 144A
 9.875% due 06/15/08 .............................            10            10
 Target Corp.
 7.5% due 02/15/05 ...............................           100           106
                                                                       -------
                                                                           116
Retail - Food - 0.3%
 Delhaize America, Inc.
 8.125% due 04/15/11 .............................            20            21
Telecommunication Equipment - 1.1%
 BellSouth Capital Funding - Debs.
 7.875% due 02/15/30 .............................            15            16
 Deutsche Telekom International Finance
 7.75% due 06/15/05 ..............................            25            26
 8.25% due 06/15/30 ..............................            15            16
 Vulcan Materials - Notes
 6.4% due 02/01/06 ...............................            15            15
                                                                       -------
                                                                            73

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND

                                                            Par         Market
              Name of Issuer                               Value         Value
                                                          (000's)       (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Telecommunication Services - 2.8%
 AT&T Wireless Group - Sr. Notes Ser.144A
 8.75% due 03/01/31 ..............................      $     25      $     26
 Citizens Communications Co. - Notes
 8.5% due 05/15/06 ...............................            10            10
 9.25% due 05/15/11 ..............................            10            10
 Cox Communications, Inc. - Notes
 7.75% due 11/01/10 ..............................            20            21
 Crown Castle International Corp. - Sr.
  Notes
 9.0% due 05/15/11 ...............................             5             4
 Crown Castle International Corp. - Sr
  Notes 144A
 9.375% due 08/01/11 .............................             5             4
 France Telecom SA - Notes 144A
 8.5% due 03/01/31 ...............................            20            21
 Telefonos De Mexico, SA - Sr. Notes 144A
 8.25% due 01/26/06 ..............................            25            26
 Tellus Corp. - Notes
 8.0% due 06/01/11 ...............................            20            21
 Triton PCS, Inc. - Sr. Sub Notes
 9.375% due 02/01/11 .............................             5             5
 Verizon Global Funding Corp. - Bonds 144A
 7.75% due 12/01/30 ..............................            10            10
 Worldcom, Inc. .
 8.0% due 05/15/06 ...............................            25            26
                                                                      --------
                                                                           184
Telephone - 0.9%
 Metronet Communications Corp. - Sr. Disc.
  Notes
 0.0% due 11/01/07 ...............................            15            14
 Pinnacle Partners
 8.83% due 08/15/04 ..............................            15            16
 Sprint Capital Corp.
 6.875% due 11/15/28 .............................            20            17
 Sprint Capital Corp. - Notes
 7.125% due 01/30/06 .............................            10            10
                                                                      --------
                                                                            57
Transportation Services - 2.4%
 Burlington Northern Santa Fe Corp.
 7.95% due 08/15/30 ..............................            25            26
 Delta Air Lines, Inc.
 7.7% due 12/15/05 ...............................            15            15
 Northwest Airlines Corp. - Sr. Notes
 8.875% due 06/01/06 .............................            10            10
 United Airlines
 7.73% due 07/01/10 ..............................           100           105
                                                                      --------
                                                                           156
U.S. Government Agencies - 35.6%
 Federal Home Loan Mortgage Corp.
 6.0% due 01/01/29 ...............................           183           176
 7.5% due 01/01/30 ...............................            82            84
 Federal National Mortgage Assoc.
 5.125% due 02/13/04 .............................           350           352
 5.5% due 04/01/16 ...............................            99            96
 6.0% due 04/01/16 ...............................           119           117
 6.0% due 11/01/28 ...............................           119           114
 6.5% due 04/01/31 ...............................           177           178
 7.0% due 07/01/30  ..............................            61            62
 7.0% due 12/01/30 ...............................            15            15
 7.5% due 06/01/30  ..............................            99           101
 7.5% due 07/01/30 ...............................            79            80
 7.5% due 02/01/31 ...............................            10            10
 8.0% due 12/01/29  ..............................           115           119
 8.5% due 01/01/31 ...............................            85            89
 Federal National Mortgage Assoc. - Notes
 7.0% due 02/01/16 ...............................           120           123
 7.125% due 01/15/30 .............................            55            59
 Government National Mortgage Assoc.
 6.0% due 02/15/29 ...............................            99            96
 7.0% due 01/15/31 ...............................            25            25
 7.0% due 03/15/31  ..............................           119           120
 7.0% due 06/15/31 ...............................            50            50
 7.0% due 09/15/31 ...............................            35            35
 7.5% due 12/15/29 ...............................           103           106
 7.5% due 07/15/30 ...............................            41            42
 8.0% due 06/15/30 ...............................            90            94
                                                                      --------
                                                                         2,343
U.S. Governmental - 11.8%
 U.S. Treasury - Bills
 3.435% due 09/13/01 .............................            43            43
 U.S. Treasury - Bonds ...........................            45            59
 6.25% due 05/15/30 ..............................            55            58
 8.875% due 08/15/17 .............................            45            59
 U.S. Treasury - Notes
 3.375% due 01/15/07  ............................            56            56
 5.625% due 05/15/08 .............................            10            10
 5.75% due 08/15/03 ..............................           205           211
 5.75% due 08/15/10 ..............................           225           230
 7.0% due 07/15/06  ..............................            65            71
 7.5% due 02/15/05 ...............................            30            33
                                                                      --------
                                                                           771
                                                                      --------
                      TOTAL PUBLICLY-TRADED BONDS-          91.8%        5,976
                                                                      --------
                                                          Shares
PREFERRED STOCK

Media - TV& Radio - 0.3%
 CSC Holdings, Inc. ..............................             0            23
                                                                      --------
                            TOTAL PREFERRED STOCK-           0.3%           23
                                                                      --------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
ACTIVE BOND II FUND

                                                            Par         Market
              Name of Issuer                               Value         Value
                                                          (000's)       (000's)
SHORT-TERM INVESTMENTS
 Investment in joint trading account - 8.3%
 3.97% due 07/02/01 ..............................     $     547      $    547
                                                       ---------      --------
                                TOTAL INVESTMENTS-         101.1%        6,657
                  Other Assets & Liabilities, Net-          (1.1)%         (74)
                                                       ---------      --------
                                       NET ASSETS-         100.0%       $6,583
                                                       =========      ========

144A-Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, securities aggregated $519 or 7.8% of net assets of the Portfolio.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

Brazil - 6.0%
 Brasil Telecom Participacoes S.A. (TELS) ........         5,985       $   251
 Centrais Electricas Brasileiras SA (UTIE) .......     1,446,000            19
 Centrais Electricas Brasileirias SA - ADR
  (ELEQ) .........................................           200             1
 Companhia De Bebidas ADR (FOOD) .................         6,860           159
 Companhia Energetica de Minas Gerias - ADR
  (UTIE) .........................................         4,640            55
 Companhia Vale do Rio Doce - ADR (META) .........           815            19
 Embraer - Empresa Brasileira de Aeronautica SA
  (AERO) .........................................         3,410           133
 Embratel Participacoes SA - ADR (UTIT) ..........           100             1
 Petroleo Brasileiro SA *(OILX) ..................        12,950           337
 Petroleo Brasileiro SA - ADR (OILX) .............         4,125            96
 Tele Celular Sul Participacoes SA - ADR (TELS) ..         2,798            57
 Tele Norte Leste Participacoes SA - ADR (TELS) ..         6,832           104
 Telecomunicacoes Brasileiras SA - ADR (UTIT) ....         2,383           111
 Telemig Celular Participacoes SA - ADR (TELS) ...           897            37
 Telesp Celular Participacoes SA - ADR (TELS) ....         3,164            48
 Unibanco - Uniao de Bancos Brasileiros SA -
  GDR (BANK) .....................................         6,731           171
 Votorantim Celulose e Papel SA - ADR (PAPR) .....         4,500            68
                                                                       -------
                                                                         1,667

Chile - 0.2%
 Companhia de Telecomunicaciones de Chile Sa
  (TELS) .........................................           815            19
 Enersis SA - ADR (UTIE) .........................         1,900            28
                                                                       -------
                                                                            47

Czech Republic - 0.1%
 Cesky Telecom - GDR *(TELS) .....................         2,940            26
 SPT Telecom AS (TELS) ...........................         1,410            13
                                                                       -------
                                                                            39

Egypt - 0.1%
 Egypt Gas Co. (OILX) ............................           500             9
 Egypt Mobile Phone (TELS) .......................           975            15
                                                                       -------
                                                                            24

Hong Kong - 9.1%
 Asia Satellite Telecommunications Holdings,
  Ltd. (TELS) ....................................        17,000            29
 Beijing Capital International (FINL) ............       151,000            47
 Brilliance China Automotive Holdings, Ltd.
  (AUTO) .........................................       135,000            33
 China Merchants Holdings International Co.,
  Ltd. (CNSU) ....................................       155,000           118
 China Overseas and Land Invest (TRAN) ...........       162,000            29
 China Petroleum (OILX) ..........................       174,000            35
 China Rare Earth (OILX) .........................        17,000             6
 China Res Beijing (UTIE) ........................       103,000            29
 China Resources Enterprise, Ltd. (UTIE) .........        54,000            91
 China Southern Airlines Company Limited (TRAN) ..       193,000            60
 China Telecom (Hong Kong), Ltd. (TELS) ..........       204,000         1,075
 China Unicom, Ltd. *(TELS) ......................        32,000            56
 Citic Pacific, Ltd. (DIOP) ......................        49,000           152
 CNOOC, Ltd. (OILX) ..............................       160,000           153
 CNOOC, Ltd. - ADR*(OILX) ........................         1,700            32
 Cosco Pacific, Ltd. (COMM) ......................        39,000            26
 Denway Motors, Ltd. (AUTO) ......................       304,300           109
 Greencooltechnology (TELE) ......................       159,000            63
 Legend Holdings (COMP) ..........................       121,000            68
 Nanjing Panda Electric (UTIE) ...................       168,000            73
 New World China Ltd. (ENER) .....................        44,000            21
 Sun Television Cybernetworks Holdings, Ltd.
  (MEDI) .........................................       269,000             5
 Travelesky Technology, Ltd. (SOFT) ..............        64,000            65
 Yanzhou Coal Mining (META) ......................       132,000            61
 Yanzhou Coal Mining Co., Ltd. - ADR (META) ......         2,160            52
                                                                       -------
                                                                         2,488

Hungary - 1.3%
 Gedeon Richter Rt. ((HEAL) ......................         1,924           107
 Gedeon Richter, Ltd. - GDR (HEAL) ...............           690            38
 Magyar Tavkozlesi Rt. (UTIT) ....................         3,604            11
 Magyar Tavkozlesi Rt. - ADR (UTIT) ..............         4,834            72
 MOL Magyar Olaj-es Gazipari Rt. (OILX) ..........         3,653            52
 OTP Bank Rt. (BANK) .............................         1,742            91
                                                                       -------
                                                                           371

India - 7.0%
 Bharat Heavy Electricals, Ltd. (ELEQ) ...........        33,200           125
 Bharat Petroleum Corp., Ltd. (OILS) .............        16,300            65
 BSES, Ltd.* (UTIE) ..............................        15,500            65
 Cipla, Ltd. ((HEAL) .............................         3,000            73
 Colgate Palmolive (HNBA) ........................         8,500            29
 Container Corp. of India, Ltd. (TRAN) ...........        24,092            65
 Dabur India, Ltd. (DIOP) ........................        22,000            29

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

India - Continued
 Dr. Reddy's Laboratories, Ltd. (HEAL) ...........         2,050       $    70
 Gujarat Ambuja Cements Ltd. (CONS) ..............        18,500            73
 HCL Technologies, Ltd. *(SOFT) ..................         4,500            28
 HDFC Bank Ltd. (BANK) ...........................        12,250            55
 Hero Honda Motors, Ltd.* (CNSU) .................        20,750            64
 Hindustan Lever Ltd. (CNSU) .....................        52,750           230
 Hindustan Petroleum Corp., Ltd. (OILX) ..........        18,000            60
 Housing Development Financing Corp., Ltd.
  (LEND) .........................................        11,880           174
 Indialnfo, Ltd. (SOFT) ..........................        10,639             5
 Infosys Technologies, Ltd. *(SOFT) ..............         1,690           135
 ITC, Ltd. (FOOD) ................................         1,250            20
 ITC, Ltd. - GDR* (FOOD) .........................         2,000            36
 Lupin Laboratories, Ltd. (HEAL) .................         4,600             7
 Mahanagar Telephone Nigam, Ltd. (TELS) ..........        45,250           137
 Nestle India, Ltd. (FOOD) .......................         2,550            30
 Ranbaxy Laboratories, Ltd. *(HEAL) ..............         5,250            54
 Reliance Industries, Inc. (UTIE) ................        13,500           106
 State Bank of India*(BANK) ......................        16,600            78
 State Bank of India - GDR (BANK) ................         3,500            39
 Strides Arcolab, Ltd. (CNSU) ....................         2,500             3
 Tata Ironsteel (STEE) ...........................        10,000            25
 Wipro, Ltd.*(DIOP) ..............................         1,050            29
 Zee Telefilms Ltd. (MEDI) .......................        10,800            27
                                                                       -------
                                                                         1,936

Indonesia - 0.4%
 Hampshire M Sampoerna (DIOP) ....................        71,500           101

Israel - 4.0%
 Breezecom, Ltd.*(TELS) ..........................        10,260            45
 Ceragon Networks, Ltd. (TELS) ...................         5,490            17
 Check Point Software Technologies, Ltd. (SOFT) ..         4,282           217
 ECI Telecommunications, Ltd. (MEDI) .............        28,973           145
 RADVision, Ltd. *(SOFT) .........................         5,407            33
 Radware, Ltd. *(SOFT) ...........................         7,989           144
 Teva pharmaceutical Industries, Ltd. ((HEAL) ....         1,490            93
 Teva Pharmaceutical Industries, Ltd. - ADR
  (HEAL) .........................................         4,398           274
 TTI Team Telecom International, Ltd. *(TELS) ....         6,556           127
                                                                       -------
                                                                         1,095

Malaysia - 2.1%
 British American Tobacco (Malaysia) Berhad
  (FOOD) .........................................        14,000           128
 Digi Swisscom (TELS) ............................        40,000            58
 Malayan Banking Berhad (BANK) ...................        38,000           103
 Malaysian Pacific Industries (ETRN) .............        10,000            35
 Public Bank Berhad (BANK) .......................       123,300            73
 Resorts World Berhad (LEIS) .....................        19,000            26
 Telekom Malaysia Berhad (TELS) ..................        36,000            83
 Tenaga Nasional Berhad (UTIE) ...................        38,000            87
                                                                       -------
                                                                           593

Mexico - 13.6%
 Alfa, S.A. *(DIOP) ..............................        42,690            59
 America Movil SA de CV - ADR Ser. L 8(TELS) .....        21,400           446
 Cemex SA de CV - CPO (CONS) .....................        53,598           285
 Cemex SA de CV - ADR Participation
  Certificates *(CONS) ...........................           749            20
 Cifra SA de CV - Ser V (RETS) ...................        55,050           150
 Fomento Economico Mexicano SA de CV (FOOD) ......         6,899            29
 Fomento Economico Mexicano SA de CV - ADR
  (FOOD) .........................................         9,173           393
 Grupo Aeroportuario del Sureste SA de CV*
  (TRAN) .........................................        18,100            22
 Grupo Aeroportuario Sur - ADR* (TRAN) ...........         5,600           105
 Grupo Carso SA de CV - Ser. A1 (DIOP) ...........        15,700            47
 Grupo Financiero Banamex Accival, SA de CV
  (FINL) .........................................       139,000           360
 Grupo Financiero Bancomer SA de CV - Cl. O
  (FINL) .........................................       154,150           153
 Grupo Financiero BBVA Bancomer, SA de CV
  (FINL) .........................................         8,300           164
 Grupo Modelo SA de CV - Ser. C (FOOD) ...........         8,200            22
 Grupo Sanborns SA - Ser. B1* (RETS) .............         2,625             4
 Grupo Televisa SA - GDR* (MEDI) .................         6,386           256
 Kimberly-Clark de Mexico SA de CV (PAPR) ........        64,630           191
 Telefonos de Mexico SA - ADR (UTIT) .............        25,950           911
 Wal-Mart de Mexico SA de CV - Ser. C (RETS) .....        16,700            41
 Wal-Mart de Mexico SA de CV - ADR* (RETS) .......         3,216            87
                                                                       -------
                                                                         3,745

Poland - 1.5%
 Bank Polska Kasa Opieki SA* (BANK) ..............         6,323           109
 Elektrim Spolka Akcyjna SA (ETRN) ...............         3,777            24
 Telekomunikacja (TELS) ..........................         2,707            12

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Poland - Continued
 Telekomunikacja Polska - GDR* (TELS) ............        63,565       $   284
                                                                       -------
                                                                           429

Russia - 3.9%
 LuKoil Holding - ADR (OILS) .....................         5,950           285
 Norilsk Nickel - ADR (PMET) .....................         1,400            25
 OAO Gazprom - ADR (UTIG) ........................         4,500            50
 RAO Unified Energy Systems - GDR (UTIE) .........        29,496           336
 Surgutneftegaz (OILS) ...........................         1,270            20
 Surgutneftegaz - ADR (OILS) .....................        28,527           365
                                                                       -------
                                                                         1,081

Singapore - 0.1%
 Total Access Communication Public Co., Ltd
  (TELS) .........................................        14,000            31

South Africa - 9.1%
 ABSA Group, Ltd. (BANK) .........................        30,000           141
 Anglo American Platinum Corp., Ltd. (PMET) ......         5,248           234
 Anglo American PLC (META) .......................        15,777           234
 Bidvest Group, Ltd. (DIOP) ......................        16,598           103
 Dimension Data Holdings PLC (SOFT) ..............         5,412            21
 FirstRand, Ltd. (FINL) ..........................       215,960           231
 Impala Platinum Holdings, Ltd. (META) ...........         3,109           156
 Liberty Life Association of Africa, Ltd.
  (INSU) .........................................        15,920           115
 M-Cell, Ltd. (TELS) .............................        18,570            43
 Nedcor, Ltd. (BANK) .............................         6,940           135
 Old Mutual PLC (OILX) ...........................         3,500             8
 Remgro, Ltd.* (DIOP) ............................        16,190           116
 Sanlam, Ltd.* (INSU) ............................       156,050           213
 Sappi, Ltd. (READ) ..............................         6,600            58
 Sasol, Ltd. (OILX) ..............................        20,103           184
 South African Breweries PLC (FOOD) ..............        48,170           365
 Standard Bank Investment Corp., Ltd. (BANK) .....        35,500           155
                                                                       -------
                                                                         2,512

South Korea - 14.1%
 Cheil Communications,
  Inc. (MEDP) ....................................         1,830           159
 Hana Bank (BANK) ................................         8,600            63
 Housing & Commercial
  Bank (BANK) ....................................         3,130            70
 Humax Co., Ltd.* (APPL) .........................        10,485           154
 Hyundai Mobis (AUTO) ............................        11,410           123
 Hyundai Motor Co., Ltd. (AUTO) ..................        16,680           363
 Kookmin Bank (BANK) .............................        17,263           232
 Kookmin Credit Card Co. (LEND) ..................         2,020            58
 Korea Electric Power Corp. (UTIE) ...............         7,850           146
 Korea Electric Power Corp. - ADR (UTIE) .........         1,950            19
 Korea Telecom Corp.* (TELS) .....................         6,850           274
 Korea Telecom Corp. -ADR* (TELS) ................        11,900           262
 Korea Telecom Freetel* (TELS) ...................         1,540            44
 LG Construction Co. (CONS) ......................         6,920            58
 LG Household & health (HEAL) ....................         2,610            59
 Pohang Iron & Steel Co., Ltd. (STEE) ............         3,730           298
 Samsung Electro-Mechanics Co. (ETRN) ............           840            30
 Samsung Electronics (ETRN) ......................         4,900           723
 Samsung Securities Co., Ltd. (FUND) .............         4,300           122
 Shinhan Bank (BANK) .............................        22,930           235
 SK Telecom Co., Ltd. (TELS) .....................         2,450           361
 Tongyang Cement Co. (CONS) ......................         1,850            32
                                                                       -------
                                                                         3,885

Taiwan - 11.2%
 Ambit Microsystems Corp. (COMP) .................        15,600            65
 Ase Test, Ltd. 8 (ETRN) .........................         3,300            42
 Asustek Computer (COMP) .........................        43,750           185
 Bank Sinopac* (BANK) ............................       121,000            56
 Cathay Life Insurance (INSU) ....................        32,000            39
 China Steel Corp. (STEE) ........................       158,000           158
 China Unicom, Ltd. (TELS) .......................           300             5
 Chinatrust Commercial Bank (BANK) ...............       212,000           148
 Compal Electronics Inc. (COMP) ..................        20,750            22
 Delta Electronics Inc. (ETRN) ...................        66,000           163
 Elan Microelectronics Corp (ETRN) ...............        17,000            33
 Far East Textile (DIOP) .........................        44,000            25
 Far Eastern Textile, Ltd. - GDR* (APPA) .........         2,848            16
 Faraday Tech (ETRN) .............................         4,000            32
 Formosa Chemical & Fibre (CHEM) .................        88,560            62
 Fubon Insurance Co. (INSU) ......................        95,000            79
 Hon Hai Precision Insustry Co.,Ltd.  Cl.
  G* (ETRN) ......................................        36,000           189

 Hon Hai Precision Industry Co.,Ltd. - GDR (ETRN).         8,990           110
 Macronix International Co.,Ltd.* (COMP) .........         8,100             9
 Nan Ya Plastic Corp. (CHEM) .....................        25,000            25
 President Chain Store Corp. (RETS) ..............        29,000            63
 Quanta Computer, Inc. (COMP) ....................        40,000           136
 Realtek Semiconductor Corp.(ETRN) ...............         6,000            27
 Siliconware Precision (SOFT) ....................       102,000            58
 Sunplus Technology (TELE) .......................         7,000            30
 Taipei Bank (BANK) ..............................       105,000            57
 Taishin International Bank (BANK) ...............       102,000            46
 Taiwan Cellular Corp.* (TELS) ...................        50,168            65
 Taiwan Semiconductor (ETRN) .....................       345,800           643
 Taiwan Semiconductor Manufacturing Co., Ltd.
  - ADR (ETRN) ...................................         2,887            44

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Taiwan - Continued
 Uni-President Enterprises Co.* (FOOD) ...........       100,000       $    42
 United Microelectronics Corp. (COMP) ............       245,000           325
 Winbond Electronic (ETRN) .......................        88,675            74
 Winbond Electronics Corp. - GDR* (ETRN) .........           982             8
                                                                       -------
                                                                         3,081

Thailand - 1.6%
 Advanced Info Service Public Co., Ltd. (TELS) ...        16,300           174
 BEC World Public Co.,Ltd. (MEDI) ................        15,900            78
 Delta Electronics (Thailand) Public Co., Ltd.
  (ETRN) .........................................        18,622            90
 Shin Corp. Public Co., Ltd. (COMP) ..............        15,800            60
 Thai Farmers Bank Public Co., Ltd. (BANK) .......        86,400            38
                                                                       -------
                                                                           440

Turkey - 2.6%
 Akbank T.A.S. (BANK) ............................    12,176,000            51
 Aksigorta (INSU) ................................     3,417,000            27
 Anadolu Efes Biracilik ve Malt Sanayii A.S.
  (FOOD) .........................................     1,175,995            45
 Migros Turk T.A.S. (RETF) .......................       466,000            29
 Netas Northern Electric Telekomunikasyon A.S.
  (TELS) .........................................     1,369,639            56
 Tupras-Turkiye Petrol Rafinerileri A.S. (OILX) ..     3,684,000            94
 Turkcell Iletisim Hizmetleri A.S. (TELS) ........         4,735            13
 Turkiye Garanti Bankasi AS (BANK) ...............     7,124,000            36
 Vestel Elektronik Sanayi ve Ticaret A.S. (ETRN) .    21,836,620            53
 Yapi ve Kredi Bankasi AS (BANK) .................   100,949,567           314
 Yapi ve Kredi Bankasi A.S. - GDR* (BANK) ........         1,568             5
                                                                       -------
                                                                           723

United Kingdom - 1.7%
 Anglo American PLC (META) .......................        18,537           278
 Dimension Data Holdings PLC (SOFT) ..............        13,588            52
 DSP Group, Inc. (ETRN) ..........................         1,500            32
 Old Mutual PLC (OILX) ...........................         9,700            22
 South African Breweries PLC* (FOOD) .............         9,853            75
                                                                       -------
                                                                           459

United States - 0.5%
 Zoran Corp. *(ETRN) .............................         4,805           143
                                                                       -------
                               TOTAL COMMON STOCK-          90.1%       24,890
                                                                       -------

PREFERRED STOCK

Brazil - 5.4%
 Banco Itau SA (BANK) ............................     2,401,969           210
 Brasil Telecom SA (TELS) ........................    21,169,819           125
 Celular CRT Participacoes *(TELS) ...............     1,039,321           430
 Centrais Electricas Brasileires SA - Cl. B (UTIE)     2,581,000            30
 Compahnia de Bebidas das Americas* (FOOD) .......        34,000             8
 Companhia Energetica de Minas Gerais (UTIE) .....     4,944,400            59
 Companhia Vale do Rio Doce -Cl.A*(META) .........        13,797           314
 Embratel Participacoes SA (UTIT) ................     8,459,000            65
 Petroleo Brasileiro SA - Petrobras (OILS) .......         4,201            98
 Tele Celular Sul Participacoes SA (TELS) ........     5,894,000            12
 Tele Centro Sul Participacoes SA (UTIT) .........     9,565,000            80
 Tele Norte Leste Participacoes SA (UTIT) ........       845,000            13
 Telemig Celular Participacoes SA (TELS) .........    10,962,227            23
 Telesp Celular Participacoes SA* (TELS) .........     5,365,286            33
                                                                       -------
                                                                         1,500

South Korea - 0.3%
 Samsung Electronics (ETRN) ......................         1,100            68
                                                                       -------
                            TOTAL PREFERRED STOCK-           5.7%        1,568
                                                                       -------
                                                          Par
                                                         Value
                                                        (000's)

SHORT-TERM INVESTMENTS - 4.0%

 Investments in joint
  trading accounts
   3.97% due 07/02/01 ............................   $     1,094         1,094
                                                     -----------     ---------
                                TOTAL INVESTMENTS-          99.8%       27,552
                   Other Assets & Liabilities, Net           0.2%           54
                                                     -----------     ---------
                                       NET ASSETS-         100.0%    $  27,606
                                                     ===========     =========

ADR- American Depository Receipts.
GDR- Global Depository Receipts.
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                        Market       % of
                                           Industry      Value     Long-Term
            Industry                     Abbreviation   (000s)    Investments

Telecommunication Services .........         TELS      $ 4,890       18.5%
Bank ...............................         BANK        2,711       10.2
Electronic Products & Services .....         ETRN        2,563        9.7
Food, Beverage & Tobacco ...........         FOOD        1,352        5.1
Telephone ..........................         UTIT        1,264        4.8
Electric Power .....................         UTIE        1,143        4.3
Metals & Mining ....................         META        1,114        4.2
Oil & Natural Gas Exploration &
 Production ........................         OILX        1,088        4.1
Financial Services .................         FINL          955        3.6
Computer Equipment .................         COMP          870        3.3
Computer Software & Services .......         SOFT          833        3.1
Health Care Products ...............         HEAL          775        2.9
Oil ................................         OILS          758        2.9
Diversified Operations .............         DIOP          661        2.4
Automobile .........................         AUTO          628        2.4
Media - TV & Radio .................         MEDI          511        1.9
Steel ..............................         STEE          481        1.8
Insurance ..........................         INSU          473        1.8
Construction .......................         CONS          468        1.8
Consumer Miscellaneous .............         CNSU          415        1.6
Retail - Department Stores .........         RETS          345        1.3
Transportation Services ............         TRAN          281        1.1
Precious Metals/Gems/Stones ........         METP          259        1.0
Paper & Forest Products ............         PAPR          259        1.0
Personal & Commercial Lending ......         LEND          232        0.9
Media - Publishing .................         MEDP          159        0.6
Household Appliances & Furnishings .         APPL          154        0.6
Aerospace & Defense ................         AERO          133        0.5
Electrical Equipment ...............         ELEQ          126        0.5
Brokerage & Investment Management ..         FUND          122        0.5
Telecommunication Equipment ........         TELE           93        0.3
Chemical ...........................         CHEM           87        0.3
Real Estate Development ............         READ           58        0.2
Natural Gas Distribution ...........         UTIG           50        0.2
Cosmetic & Personal Care ...........         HNBA           29        0.1
Retail - Food ......................         RETF           29        0.1
Commercial Services ................         COMM           26        0.1
Leisure & Recreation ...............         LEIS           26        0.1
Energy - Alternative Sources .......         ENER           21        0.1
Shoe & Apparel Manufacturing .......         APPA           16        0.1
                                                       -------      -----
                                                       $26,458      100.0%
                                                       =======      =====

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK

Argentina - 0.2%
 Banco Frances SA (BANK) .........................        10,000            83
 GPO Finance Galicia (FINL) ......................        40,460            60
 IRSA Inversiones y Representaciones SA (READ) ...        29,022            46
 PC Holdings SA - Cl. B (FINL) ...................        53,132            72
 Siderca S.A.I.C. (STEE) .........................        35,000            68
                                                                       -------
                                                                           329

Australia - 2.8%
 AMP Diversified Property Trust (REIT) ...........       106,700           132
 AMP, Ltd. *(INSU) ...............................        28,800           323
 Aristocrat Leisure Limited (LEIS) ...............        18,500            67
 BHP, Inc.(DIOP) .................................        37,385           203
 Brambles Industries, Ltd. (DIOP) ................         7,200           176
 Broken Hill Proprietary Co., Ltd. (DIOP) ........        35,100           186
 Coles Myer, Ltd. (RETS) .........................        39,400           127
 CSL, Ltd. (HEAL) ................................         2,600            63
 CSR, Ltd. (CONS) ................................        37,900           137
 Foster's Brewing Group, Ltd. (FOOD) .............        70,100           196
 General Property Trust (REIT) ...................        53,300            76
 Lend Lease Corp. (FINL) .........................        13,200            85
 National Australia Bank, Ltd. (BANK) ............        30,600           547
 News Corp., Ltd. (MEDI) .........................        42,300           389
 Onesteel. Ltd. (STEE) ...........................         8,775             4
 Orica, Ltd. (DIOP) ..............................        15,500            35
 Pacific Dunlop, Ltd. (DIOP) .....................        59,000            25
 Paperlinx (PAPR) ................................         4,800            10
 QBE Insurance Group, Ltd. (INSU) ................        11,200            67
 Rio Tinto, Ltd. (METP) ..........................         6,900           120
 Santos, Ltd. (OILX) .............................        22,300            74
 Tabcorp Holdings, Ltd. (LEIS) ...................        16,400            79
 Telstra Corp., Ltd. (TELS) ......................       166,200           456
 Westfield Trust (REIT) ..........................        54,000            93
 Westpac Banking Corp., Ltd.(BANK) ...............        46,600           344
 WMC, Ltd. (DIOP) ................................        26,300           129
 Woolworth's, Ltd. (RETS) ........................        30,300           170
                                                                       -------
                                                                         4,313

Austria - 1.0%
 Austria Tabak AG (FOOD) .........................         3,700           259
 Austrian Airlines (TRAN) ........................         5,550            53
 BBAG Oesterreichische Brau Beteiligungs AG (FOOD)         2,150            79
 Bohler-Uddeholm AG (STEE) .......................         1,500            56
 BWT AG (POLL) ...................................         2,000            57
 EA-Generali AG (INSU) ...........................         1,050           135
 Flughafen Wien AG (TRAN) ........................         4,000           129
 Mayr-Melnhof Karton AG (PAPR) ...................         1,800            80
 Oesterreichische Elektrizitaetswirtschafts AG
  (UTIE) .........................................         3,900           324
 OMV AG (OILX) ...................................         3,000           252
 VA Technologie AG (ENGI) ........................         2,100            68
 Wienerberger Baustoffindustrie AG (CONS) ........         7,200           122
                                                                       -------
                                                                         1,614

Belgium - 1.6%
 Barco NV (ETRN) .................................           559            25
 BarcoNet NV* (ETRN) .............................         1,118             3
 Bekaert NV (METP) ...............................         1,390            50
 Colruyt NV (RETF) ...............................         1,870            63
 Compagnie Maritime Belge SA (TRAN) ..............         1,921           119
 D'Ieteren SA (AUTO) .............................           190            30
 Delhaize SA (RETF) ..............................         1,255            74
 Electrabel SA (UTIE) ............................         1,536           304
 Fortis (B) (INSU) ...............................        30,692           741
 GPE Bruxelles LAM (DIOP) ........................         5,094           286
 Heidelberger Zement AG (CONS) ...................         1,048
 KBC Bancassurance Holding NV (BANK) .............        10,840           386
 N.V. Union Miniere SA* (META) ...................         1,461            58
 Solvay SA (FINL) ................................         2,115           105
 UCB SA (HEAL) ...................................         4,800           167
                                                                       -------
                                                                         2,411

Brazil - 0.3%
 Centrais Electricas Brasileiras SA (UTIE) .......    10,577,000           135
 Companhia de Bebidas das Americas* (FOOD) .......       482,000           108
 Tele Norte Leste Participacoes SA (UTIT) ........    11,096,000           148
                                                                       -------
                                                                           391

Chile - 0.5%
 Banco Santiago SA - ADR (BANK) ..................         2,900            66
 Compania Cervecerias Unidas SA - ADR (FOOD) .....         3,900            86
 Compania de Telecomunicaciones de Chile SA
  (UTIT) .........................................         8,000           113
 Embotelladora Andina SA - ADR (FOOD) ............         6,100            82
 Empresa Nacional de Electricidad SA - ADR
  (UTIE) .........................................        10,100           114
 Enersis SA - ADR (UTIE) .........................         3,700            56
 Laboratorio Chile SA - ADR (HEAL) ...............         5,700           142
 Madeco SA - ADR (META) ..........................        13,000            63
                                                                       -------
                                                                           722

China - 0.1%
 Huaneng Power International, Inc. - ADR*
  (UTIE) ........................................          3,700            89

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Czech Republic - 0.2%
 Ceska Sporitelna AS (BANK) ......................         9,500            63
 Ceske Energeticke Zavody AS -(UTIE) .............        21,600            48
 Komercni Banka AS (BANK) ........................         2,200            60
 SPT Telecom AS (TELS) ...........................         6,300            57
                                                                       -------
                                                                           228

Denmark - 1.2%
 A/S Dampskibsselskabet Svendborg - Cl. B (TRAN) .            27           243
 Dampskibsselskabet AF 1912 - Cl. B (TRAN) .......            40           278
 Danisco A/S (FOOD) ..............................         1,650            60
 Danske Bank (BANK) ..............................        11,500           207
 ISS A/S (COMM) ..................................         1,650            97
 Novo Nordisk AS (HEAL) ..........................        11,750           520
 Novozymes A/S - Ser. B* (OILX) ..................         2,350            49
 Tele Danmark A/S (TELS) .........................         6,550           236
 Vestas Wind Systems AS (ENER) ...................         2,500           117
                                                                       -------
                                                                         1,807

Finland - 0.4%
 Nokia Oyj (TELE) ................................        22,000           499
 Sampo Insurance Co. PLC (INSU) ..................         4,700            40
 Sonera Oyj (TELS) ...............................         5,432            42
 UPM-Kymmene Corp.* (PAPR) .......................         2,100            60
                                                                       -------
                                                                           641

France - 8.4%
 Accor SA (LEIS) .................................         4,890           207
 Air Liquide (CHEM) ..............................         1,306           188
 Alcatel (TELE) ..................................        18,887           395
 AXA SA (INSU) ...................................        25,968           741
 Banque Nationale de Paris (BANK) ................         6,348           553
 Bouygues SA (CONS) ..............................         6,110           207
 Cap Gemini SA (COMM) ............................         1,622           118
 Carrefour SA (RETF) .............................        11,715           620
 Casino Guichard-Perrachon SA (RETF) .............         2,053           173
 Club Mediterranee SA (LEIS) .....................           838            46
 Compagnie de St. Gobain (CONS) ..................         1,572           214
 Dassault Systemes SA (SOFT) .....................         1,995            77
 Eridania Beghin-Say SA (FOOD) ...................            98             8
 Essilor International SA (HEAL) .................           188            54
 France Telecom (TELS) ...........................        16,363           781
 Groupe Danone (FOOD) ............................         1,897           261
 Imercys (CONS) ..................................           794            79
 L'Oreal SA (HNBA) ...............................         9,987           645
 Lafarge SA (CONS) ...............................         2,526           216
 Lagardere S.C.A. (DIOP) .........................         2,436           115
 LVMH (Louis Vuitton Moet Hennessy)(FOOD) ........         7,719           389
 Michelin (PART) .................................         1,649            52
 Pernod Ricard (FOOD) ............................         1,441           101
 Pinault-Printemps-Redoute SA (RETS) .............         1,891           274
 PSA Peugeot Citroen (AUTO) ......................           818           222
 Rhone-Poulenc SA (BANK) .........................        11,637           930
 Sagem SA (ETRN) .................................           627            31
 Sanofi-Synthelabo SA* (HEAL) ....................        12,280           806
 Schneider SA (MACH) .............................         2,599           144
 Societe BIC SA (COMM) ...........................         1,234            45
 Societe Eurafrance SA (FINL) ....................         1,026            60
 Societe Generale - Cl. A (BANK) .................         6,189           367
 STMicroelectronics (ETRN) .......................        14,283           496
 Suez Lyonnaise des Faux (FOOD) ..................        19,520           629
 Thomson CFS (ETRN) ..............................         3,072           111
 Total Fina SA - Cl. B (OILX) ....................        11,680         1,637
 Unibail SA (REAL) ...............................         2,100           114
 Usinor SA (STEE) ................................         3,397            36
 Valeo SA (PART) .................................         1,712            69
 Vivendi Universal SA (DIOP) .....................        15,051           878
                                                                       -------
                                                                        13,089

Germany - 12.7%
 Adidas-Salomon AG (APPA) ........................         1,920           118
 Allianz AG - Reg. (INSU) ........................         7,680         2,244
 BASF AG (CHEM) ..................................        18,710           739
 Bayer AG (CHEM) .................................        21,930           861
 Bayerische Vereinsbank AG (BANK) ................        16,522           818
 Beiersdorf AG (HNBA) ............................         2,220           232
 Continental AG (PART) ...........................         1,100            15
 DaimlerChrysler AG (AUTO) .......................        30,799         1,416
 Deutsche Bank AG (BANK) .........................        19,000         1,363
 Deutsche Telekom AG (UTIT) ......................        90,590         2,067
 Douglas Holding AG (HNBA) .......................         1,090            29
 Dresdner Bank AG (BANK) .........................        17,210           787
 E.On AG (DIOP) ..................................        23,048         1,210
 Fresenius Medical Care AG (HEAL) ................         2,350           165
 Heidelberg Zement *(CONS) .......................         2,528           109
 Hochtief AG (CONS) ..............................         3,810            64
 Kamps AG (FOOD) .................................         2,666            24
 Karstadt AG (RETS) ..............................         4,100           122
 Linde AG (ENGI) .................................         3,300           140
 Lufthansa AG (TRAN) .............................         9,730           153
 MAN AG (DIOP) ...................................         4,400            94
 Merck KGAA (HEAL) ...............................         6,110           213
 Metro AG* (RETS) ................................         9,200           344
 Muenchener
  Rueckversicherungs-Gesellschaft AG -
  Reg. (INSU) ....................................         5,410         1,509
 Preussag AG (DIOP) ..............................         6,400           194
 RWE AG (UTIE) ...................................        14,500           577
 SAP AG (SOFT) ...................................         9,880         1,372
 Schering AG (HEAL) ..............................         4,890           257
 SGL Carbon AG (CHEM) ............................         1,190            42
 Siemens AG (DIOP) ...............................        27,540         1,692
 Thyssen Krupp AG (CONS) .........................        15,660           206
 Volkswagen AG (AUTO) ............................        10,119           476

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Germany - Continued
 WCM Beteiligungs-und Grundbesitz AG (DIOP) ......         9,509           102
                                                                       -------
                                                                        19,754

Greece - 0.1%
 Alpha Credit Bank (BANK) ........................           190             4
 Commercial Bank of Greece (BANK) ................           389            14
 EFG Eurobank* (BANK) ............................         3,211            41
 Hellenic Bottling Co. SA (FOOD) .................            63             1
 Hellenic Telecommunication Organization SA
  (TELS) .........................................         2,254            29
 Intracom SA (TELE) ..............................         1,062            15
 Titan Cement Co. SA (CONS) ......................         1,400            46
                                                                       -------
                                                                           150

Hong Kong - 1.6%
 Beijing Datang Power Generation Co.,
  Ltd. (UTIE) ....................................       287,000            97
 Cathay Pacific Airways (TRAN) ...................        32,000            43
 China Southern Airlines Co., Ltd.* (TRAN) .......       225,000            70
 China Telecom (Hong Kong), Ltd. (TELS) ..........       107,000           564
 CLP Holdings, Ltd. (UTIE) .......................        30,600           129
 Guangshen Railway Co., Ltd. (TRAN) ..............       395,000            72
 Hang Seng Bank, Ltd. (BANK) .....................        22,700           233
 Henderson Land Development Co., Ltd. (READ) .....        22,000            97
 HSBC Holdings PLC (BANK) ........................         8,900           105
 Hutchison Whampoa, Ltd. (COMM) ..................        28,500           288
 Legend Holdings (COMP) ..........................       122,000            68
 Li & Fung, Ltd. (COMM) ..........................        36,000            59
 New World Development Co., Ltd. (READ) ..........        48,000            58
 Pacific Century Cyberworks, Ltd.* (TELE) ........       202,380            58
 Sun Hung Kai Properties, Ltd. (REIT) ............        31,000           279
 Swire Pacific, Ltd. - Cl. A (DIOP) ..............        23,500           122
 Wharf (Holdings), Ltd. (DIOP) ...................        44,000            92
                                                                       -------
                                                                         2,434

Hungary - 0.3%
 Danubius Hotel and Spa Rt. (LEIS) ...............         3,600            49
 Gedeon Richter Rt. (HEAL) .......................           900            50
 Magyar Tavkozlesi Rt. (UTIT) ....................        36,200           106
 MOL Magyar Olaj-es Gazipari Rt. (OILX) ..........         7,500           107
 OTP Bank Rt. (BANK) .............................         2,300           120
                                                                       -------
                                                                           432

India - 0.7%
 Bajaj Auto, Ltd. - GDR (AUTO) ...................        14,300            88
 EIH, Ltd. - GDR (REAL) ..........................         9,000            51
 Grasim Industries, Ltd. - GDR (DIOP) ............         7,100            55
 Gujarat Ambuja Cements, Ltd. - GDR (CONS) .......        23,800            91
 Hindalco Industries, Ltd. - GDR (META) ..........         4,900            95
 Indian Hotels Co., Ltd. - GDR (REAL) ............        16,700            92
 ITC, Ltd. - GDR *(FOOD) .........................        10,900           196
 Larsen & Toubro, Ltd. - GDR (DIOP) ..............        13,500           135
 Ranbaxy Laboratories, Ltd. - GDR (HEAL) .........         5,700            63
 Reliance Industries, Ltd. - GDR* (CHEM) .........        13,100           204
 Tata Engineering and Locomotive Co., Ltd. - GDR
  (AUTO) .........................................        34,600            50
                                                                       -------
                                                                         1,120

Ireland - 0.7%
 Allied Irish Banks PLC (BANK) ...................        26,800           300
 CRH PLC (CONS) ..................................        13,300           223
 Eircom PLC* (TELS) ..............................        69,432            76
 Greencore Group PLC (FOOD) ......................        26,000            56
 Irish Life & Permanent PLC (FINL) ...............         9,553           112
 Jefferson Smurfit Group PLC (CONT) ..............        47,000            87
 Kerry Group PLC (FOOD) ..........................         8,400            96
 Ryanair Holdings PLC* (TRAN) ....................        11,421           119
                                                                       -------
                                                                         1,069

Israel - 0.6%
 Bank Hapoalim (BANK) ............................        43,700           107
 Bezeq Israeli Telecommunication Corp.,
  Ltd. (UTIT) ....................................        84,900           127
 Check Point Software Technologies, Ltd. *(SOFT) .         4,200           212
 IDB Holding Corp., Ltd. (FUND) ..................         5,700           156
 Industrial Building Corp. (CONS) ................        45,100            60
 Makteshim-Agan Industries, Ltd.* (CHEM) .........        26,900            55
 Teva pharmaceutical Industries, Ltd. (HEAL) .....         2,900           182
                                                                       -------
                                                                           899

Italy - 7.2%
 Alitalia SpA (TRAN) .............................        60,000            73
 Assicurazioni Generali (INSU) ...................        43,382         1,305
 Autogrill SpA (RETF) ............................        10,001           108
 Banca Di Roma (BANK) ............................        15,000            46
 Banca Intesa SpA (BANK) .........................       178,800           632
 Banca Intesa SpA (BANK) .........................        37,400            86
 Banca Popolare di Milano (BANK) .................        18,100            71
 Benetton Group SPA (RETS) .......................        10,397           140
 Bulgari SpA (RETS) ..............................         8,900            93

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Italy - Continued
 Enel SpA* (UTIE) ................................       248,583       $   760
 ENI SpA (OILS) ..................................       135,900         1,658
 Fiat SpA (AUTO) .................................        13,040           255
 Fiat SpA (AUTO) .................................         2,310            30
 Fiat SpA - RNC (AUTO) ...........................           720             9
 Italcementi SpA (CONS) ..........................        10,920            86
 Italgas (UTIG) ..................................        12,650           111
 La Rinascente SpA (CONS) ........................        10,500            45
 Mediaset SpA (MEDI) .............................        44,200           372
 Mediobanca SpA (FUND) ...........................        24,000           257
 Mondadori (Arnoldo) Editore SpA (MEDP) ..........        10,800            77
 Parmalat Finanziaria SpA (FOOD) .................        40,352           108
 Pirelli SpA (DIOP) ..............................        71,100           198
 Riunione Adriatica di Sicorta SpA (INSU) ........        22,129           272
 Riunione Adriatica di Sicorta SpA - RNC (INSU) ..         2,920            27
 SAI SpA (INSU) ..................................         4,300            66
 San Paolo-IMI SpA (BANK) ........................        56,097           720
 Sirti SpA (TELE) ................................        11,100            14
 Telecom Italia Mobile SpA (TELS) ................       240,100         1,225
 Telecom Italia Mobile SpA - RNC (TELS) ..........        48,200           153
 Telecom Italia SpA (TELS) .......................       131,500         1,181
 Telecom Italia SpA - RNC (TELS) .................        47,300           226
 UniCredito Italiano SpA (BANK) ..................       184,100           791
                                                                       -------
                                                                        11,195

Japan - 28.5%
 77 Bank, Ltd. (BANK) ............................        18,000           102
 Acom Co., Ltd. (LEND) ...........................         3,800           335
 Ajinomoto Co., Inc. (FOOD) ......................        18,000           193
 Alps Electric Co. (ETRN) ........................         6,000            56
 Amada Co., Ltd (MACH) ...........................        13,000            66
 Asahi Bank, Ltd. (BANK) .........................        73,000           158
 Asahi Breweries, Ltd. (FOOD) ....................        13,000           146
 Asahi Chemical Industry Co., Ltd. (CHEM) ........        39,000           164
 Asahi Glass Co., Ltd. (APPL) ....................        36,000           299
 Bank of Yokohama, Ltd. (BANK) ...................        22,000            90
 Benesse Corp. (COMM) ............................         2,600            82
 Bridgestone Corp. (PART) ........................        21,000           220
 Canon, Inc. (COMM) ..............................        22,000           889
 Casio Computer Co. (ETRN) .......................         9,000            52
 Central Japan Railway Co. (TRAN) ................            61           379
 Chugai Pharmaceutical Co., Ltd. (HEAL) ..........         4,000            61
 Citizen Watch Co., Ltd. (RETS) ..................        10,000            61
 Cosmo Oil Co., Ltd. (OILX) ......................        19,000            47
 Credit Saison Co., Ltd. (FINL) ..................         5,600           136
 CSK Corp. (SOFT) ................................         3,200           100
 Dai-Ichi Pharmaceutical Co., Ltd. (HEAL) ........         7,000           162
 Dai-Nippon Ink & Chemicals, Inc. (CHEM) .........        28,000            79
 Dai-Nippon Printng Co., Ltd. (COMM) .............        19,000           232
 Daicel Chemical Industries, Ltd. (CHEM) .........        16,000            56
 Dainippon Screen Manufacturing Co., Ltd. (ELEQ) .        11,000            46
 Daito Trust Construction Co., Ltd. (REAL) .......         3,600            61
 Daiwa House Industry Co., Ltd. (HOUS) ...........        17,000           133
 Daiwa Securities Group, Inc. (FUND) .............        33,000           345
 Denso Corp. (ETRN) ..............................        19,000           363
 East Japan Railway Co. (TRAN) ...................           104           600
 Ebara Corp. (MACH) ..............................         9,000            74
 Eisai Co., Ltd. (HEAL) ..........................         9,000           202
 Fanuc, Ltd. (ELEQ) ..............................         6,300           314
 FUJI Machine Manufacturing Co., Ltd. (MACH) .....         1,000            18
 Fuji Photo Film (LEIS) ..........................        13,000           561
 Fuji Soft ABC, Inc. (SOFT) ......................         1,000            59
 Fujikura (ELEQ) .................................        11,000            67
 Fujitsu, Ltd. (ELEQ) ............................        51,000           536
 Furukawa Electric Co. (TELE) ....................        16,000           128
 Hankyu Corp. (TRAN) .............................        10,000            33
 Hirose Electric Co., Ltd. (ETRN) ................         1,200            91
 Hitachi, Ltd. (ETRN) ............................        83,000           815
 Honda Motor Co. (AUTO) ..........................        24,000         1,055
 Hoya Corp. (ETRN) ...............................         3,000           190
 Isetan Co., Ltd. (RETS) .........................         7,000            74
 Ishikawajima-Harima Heavy Industries Co., Ltd.
  (DIOP) .........................................        28,000            69
 Ito-Yokado Co., Ltd. (RETS) .....................        11,000           507
 Itochu Corp. (DIOP) .............................        34,000           138
 Japan Energy Corp. (OILX) .......................        26,000            55
 Japan Tobacco, Inc. (FOOD) ......................            45           310
 Joyo Bank, Ltd. (BANK) ..........................        29,000            87
 Jusco Co., Ltd.* (RETS) .........................         8,000           176
 Kajima Corp. (CONS) .............................        35,000            89
 Kaneka Corp. (CHEM) .............................         5,000            45
 KAO Corp. (HNBA) ................................        16,000           398
 Kawasaki Heavy Industry, Ltd. (DIOP) ............        46,000            76
 Kawasaki Steel Corp. (STEE) .....................       100,000           119
 Keihin Electric Express Railway Co., Ltd. (TRAN).        17,000            74
 Kinden Corp. (ENGI) .............................        12,000            75
 Kinki Nippon Railway (TRAN) .....................        36,050           145
 Kirin Brewery Co. (FOOD) ........................        21,000           179
 Kokuyo Co. (COMM) ...............................         6,000            63
 Komatsu, Ltd. (MACH) ............................        30,000           138
 Komori Corp. (MACH) .............................         4,000            55
 Konami Co., Ltd. (COMP) .........................         3,700           169

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Japan - Continued
 Konica Corp. (LEIS) .............................        11,000        $   81
 Kubota Corp. (MACH) .............................        40,000           159
 Kuraray Co., Ltd. (APPA) ........................        10,000            74
 Kurita Water Industries, Ltd. (POLL) ............         4,000            55
 Kyocera Corp. (ETRN) ............................         4,700           415
 Kyowa Hakko Kogyo Co., Ltd. (HEAL) ..............         9,000            60
 Makita Corp. (CNSU) .............................         8,000            50
 Marubeni Corp. (DIOP) ...........................        31,000            60
 Marui Co., Ltd. (RETS) ..........................        13,000           188
 Matsushita Electric Industrial Co. (ETRN) .......        51,000           798
 Minebea Co., Ltd. (CHEM) ........................         4,000            26
 Mitsubishi Chemical Corp. (CHEM) ................        61,000           163
 Mitsubishi Corp. (DIOP) .........................        34,000           274
 Mitsubishi Electric Corp. (ETRN) ................        52,000           258
 Mitsubishi Estate Co., Ltd. (REAL) ..............        37,000           340
 Mitsubishi Heavy Industries, Ltd. (MACH) ........        87,000           397
 Mitsubishi Logistics Corp. (TRAN) ...............         7,000            64
 Mitsubishi Materials Corp. (PMET) ...............        39,000            83
 Mitsubishi Rayon Co., Ltd. (APPA) ...............        23,000            82
 Mitsubishi Tokyo Finance (FINL) .................           153         1,275
 Mitsui & Co., Ltd. (DIOP) .......................        31,000           209
 Mitsui Fudosan Co., Ltd. (REAL) .................        24,000           259
 Mitsui Marine & Fire Insurance Co., Ltd.
  (INSU) .........................................        14,000            72
 Mitsui Mining & Smelting Co., Ltd. (META) .......        17,000            75
 Mitsukoshi, Ltd. (RETS) .........................        14,000            58
 Mizuho Holdings, Inc.* (BANK) ...................           160           744
 Mori Seiki Co., Ltd. (MACH) .....................         5,000            41
 Murata Manufacturing Co., Ltd. (ETRN) ...........         6,100           405
 Mycal Corp. (RETS) ..............................        20,000            22
 NAMCO, Ltd. (LEIS) ..............................         3,800            68
 NEC Corp. (COMP) ................................        43,000           581
 NGK Insulators (ETRN) ...........................        11,000            97
 NGK Spark Plug Co. (PART) .......................         7,000            66
 Nidec Corp. (MACH) ..............................         2,000           104
 Nikon Corp. (LEIS) ..............................        11,000           104
 Nintendo Corp., Ltd. (LEIS) .....................         3,500           637
 Nippon Comsys Corp. (ENGI) ......................         6,000            81
 Nippon Express Co., Ltd. (TRAN) .................        31,000           140
 Nippon Mitsubishi Oil Co., Ltd. (OILX) ..........        27,000           152
 Nippon Sheet Glass Co., Ltd. (DIOP) .............        14,000            82
 Nippon Steel Co. (STEE) .........................       133,000           202
 Nippon Telegraph & Telephone Corp. (UTIT) .......           315         1,642
 Nippon Unipac Holding, Co. *(PAPR) ..............            25           140
 Nippon Yusen Kabushiki Kaisha (TRAN) ............        40,000           158
 Nissan Motor Acceptance Corp. (FINL) ............        95,000           656
 Nitto Denko Corp. (ETRN) ........................         4,000           115
 Nomura Securities Co., Ltd. (FUND) ..............        42,000           805
 NSK, Ltd. (META) ................................        16,000            69
 NTN Corp. (METP) ................................        13,000            36
 Obayashi Corp. (CONS) ...........................        18,000            70
 Oji Paper Co. (PAPR) ............................        27,000           134
 Olympus Optical Co. (LEIS) ......................         9,000           144
 Omron Corp. (ETRN) ..............................         8,000           145
 Onward Kashiyama Co., Ltd. (APPA) ...............         7,000            76
 Oriental Land Co., Ltd. (LEIS) ..................         2,000           148
 Orix Corp. (FINL) ...............................         2,400           233
 Osaka Gas Co. (UTIG) ............................        65,000           210
 Pioneer Corp. (ETRN) ............................         4,000           122
 Promise Co., Ltd. (LEND) ........................         2,600           214
 Rohm Co., Ltd. (ETRN) ...........................         3,000           466
 Sankyo Co., Ltd. (HEAL) .........................        13,000           235
 Sanrio Co., Ltd. *(CNSU) ........................         3,000            39
 Sanyo Electric Co. (ETRN) .......................        42,000           265
 Secom Co. (ETRN) ................................         7,000           391
 Sega Enterprises (CNSU) .........................         4,300            76
 Sekisui Chemical Co. (CHEM) .....................        20,000            83
 Sekisui House, Ltd. (CONS) ......................        23,000           195
 Sharp Corp. (ETRN) ..............................        28,000           382
 Shimamura Co., Ltd. (RETS) ......................         1,000            52
 Shimano, Inc. (LEIS) ............................         5,000            74
 Shimizu Corp. (CONS) ............................        22,000            90
 Shin-Etsu Chemical Co. (CHEM) ...................         9,000           331
 Shionogi & Co., Ltd. (HEAL) .....................        12,000           250
 Shiseido Co., Ltd. (CHEM) .......................        14,000           131
 Shizuoka Bank, Ltd. (BANK) ......................        19,000           159
 Showa Shell Sekiyu K.K. (OILX) ..................        12,000            70
 Skylark Co., Ltd. (FOOD) ........................         3,000            85
 SMC Corp. (MACH) ................................         2,000           214
 Softbank Corp. (SOFT) ...........................         8,500           279
 Sony Corp. (ETRN) ...............................        22,300         1,466
 Sumitomo Bank (BANK) ............................       136,000         1,123
 Sumitomo Chemical Co. (CHEM) ....................        44,000           199
 Sumitomo Corp. (DIOP) ...........................        22,000           154
 Sumitomo Electric Industries (TELE) .............        19,000           215
 Sumitomo Heavy Industry (MACH) ..................        31,000            43
 Sumitomo Marine & Fire Insurance Co., Ltd. (INSU)        15,000            84
 Sumitomo Metal Industries (STEE) ................       102,000            61
 Sumitomo Metal Mining Co. (PMET) ................        17,000            79
 Taisho Pharmaceutical Co., Ltd. (HEAL) ..........        10,000           188
 Taiyo Yuden Co., Ltd. (ELEQ) ....................         4,000           106
 Takara Shuzo Co., Ltd. (FOOD) ...................         4,000            53
 Takashimaya Co. (RETS) ..........................        12,000            84
 Takeda Chemical Industries (HEAL) ...............        23,000         1,070
 Takefuji Corp. (LEND) ...........................         5,000           454
 Teijin, Ltd. (APPA) .............................        27,000           152

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Japan - Continued
 Teikoku Oil Co., Ltd. (OILX) ....................        15,000          $ 74
 Terumo Corp. (HEAL) .............................         4,000            73
 The Bank of Fukuoka, Ltd. (BANK) ................         8,000            36
 The Chuo Mitsui Trust and Banking Co., Ltd.
  (BANK) .........................................        17,000            30
 The Daiwa Bank, Ltd. (BANK) .....................        52,000            68
 Tobu Railway Co., Ltd. (TRAN) ...................        29,000            93
 Toho Co., Ltd. (MEDI) ...........................         1,200           143
 Tohoku Electric Power (UTIE) ....................         9,100           148
 Tokio Marine & Fire Insurance Co. (INSU) ........        37,000           346
 Tokyo Broadcasting (MEDI) .......................         4,000            77
 Tokyo Electric Power (UTIE) .....................        32,600           844
 Tokyo Electron, Ltd. (ETRN) .....................         4,500           272
 Tokyo Gas Co. (OILX) ............................        27,000            82
 Tokyu Corp. (TRAN) ..............................        26,000           142
 Toppan Printing Co. (CNSU) ......................        20,000           206
 Toray Industries, Inc. (APPA) ...................        33,000           132
 Toshiba Corp. (ETRN) ............................        78,000           412
 Tostem Corp. (CONS) .............................         8,000           131
 Toto, Ltd. (APPL) ...............................        13,000            91
 Toyo Seikan Kaisha, Ltd. (CONT) .................         8,000           115
 Toyota Motor Corp. (AUTO) .......................        88,300         3,108
 Trans Cosmos, Inc. (SOFT) .......................           700            28
 UFJ Holdings, Inc. (FINL) .......................             1             5
 Uni-Charm Corp. (PAPR) ..........................         3,000            97
 UNY Co., Ltd. (RETS) ............................         8,000            82
 Wacoal Corp. (APPA) .............................         8,000            86
 World Co., Ltd. (APPA) ..........................         1,400            45
 Yamaha Corp. (LEIS) .............................         6,000            60
 Yamanouchi Pharmaceutical Co., Ltd. (HEAL) ......        10,000           281
 Yamato Transport Co., Ltd. (TRAN) ...............        12,000           252
 Yokogawa Electric (ETRN) ........................         8,000            71
                                                                       -------
                                                                        44,143

Malaysia - 0.7%
 Berjaya Sports Toto Berhad (LEIS) ...............        47,000            48
 Commerce Asset Holdings (BANK) ..................        40,000            63
 Gamuda Berhad (CONS) ............................        52,000            53
 IJM Corporation Berhad (CONS) ...................        49,000            45
 Magnum Corp. Berhad (LEIS) ......................       158,000            58
 Malayan Banking Berhad (BANK) ...................        48,000           130
 Malaysia International Shipping Berhad (TRAN) ...        61,000           109
 Public Bank Berhad (FINL) .......................        75,400            52
 Resorts World Berhad (LEIS) .....................        35,000            47
 RHB Capital Berhad (BANK) .......................        63,000            33
 Sime Darby Berhad (FINL) ........................        68,000            71
 Telekom Malaysia Berhad (TELS) ..................        60,000           139
 Tenaga Nasional Berhad (UTIE) ...................        61,000           140
 YTL Corp., Berhad (DIOP) ........................        65,000            65
                                                                       -------
                                                                         1,053

Mexico - 1.3%
 Cemex SA de CV - CPO*(CONS) .....................        27,000           144
 Cifra SA de CV - Ser. V (RETS) ..................        90,000           245
 Fomento Economico Mexicano SA de CV (FOOD) ......        20,000            85
 Grupo Carso SA de CV - Ser. A1 (DIOP) ...........        24,000            71
 Grupo Financiero Banamex Accival, SA de CV (FINL)       105,000           272
 Grupo Financiero Bancomer SA de CV - Cl. O (FINL)       157,000           156
 Grupo Modelo SA de CV - Ser. C (FOOD) ...........        62,000           167
 Grupo Televisa SA* (MEDI) .......................        60,000           119
 Kimberly-Clark de Mexico SA de CV (PAPR) ........        47,000           139
 Nuevo Grupo Mexico (META) .......................        18,000            47
 Telephonos de Mexico SA - Ser. L (UTIT) .........       326,000           572
 Wal-Mart de Mexico SA de CV - Ser. C (RETS) .....        25,000            61
                                                                       -------
                                                                         2,078

Netherlands - 2.8%
 ABN Amro Holding NV (BANK) ......................        18,400           346
 Aegon NV (INSU) .................................        14,500           409
 Akzo Nobel NV (CHEM) ............................         3,850           163
 ASM Lithography Holding NV (COMP) ...............         5,900           132
 Elsevier NV (MEDP) ..............................        10,500           131
 Heineken NV EUR2 (FOOD) .........................         5,468           221
 ING Groep NV (BANK) .............................         8,500           556
 Koninklijke Ahold NV (RETF) .....................         7,000           220
 Koninklijke KPN NV (TELS) .......................        11,420            65
 Koninklijke (Royal) Philips Electronics N.V.
  (ETRN) .........................................        13,656           362
 Royal Dutch Petroleum Co. (OILS) ................        21,250         1,224
 TNT Post Group NV (TRAN) ........................         5,610           117
 Unilever NV - CVA (CNSU) ........................         5,819           349
 Wolters Kluwer NV - CVA (MEDP) ..................         4,400           118
                                                                       -------
                                                                         4,413

New Zealand - 0.4%
 Carter Holt Harvey, Ltd. (PAPR) .................        75,200            52
 Contact Energy, Ltd. (UTIE) .....................        62,600            76
 Fisher & Paykel Industries, Inc. (APPL) .........        23,000           110
 Fletcher Building (CONS) ........................        73,900            71
 Telecom Corp. of New Zealand, Ltd. (TELS) .......       111,100           253
 The Warehouse Group, Ltd. (RETS) ................        29,000            64
                                                                       -------
                                                                           626

Norway - 1.2%
 Bergesen d.y. ASA - Cl. A (TRAN) ................         4,300            79

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Norway - Continued
 Den Norske Bank (BANK) ..........................        43,960         $ 191
 Elkem ASA (META) ................................         4,400            73
 Kvaerner PLC (CONS) .............................         7,600            53
 Merkantildata ASA (SOFT) ........................         9,800            16
 Norsk Hydro ASA (DIOP) ..........................        11,140           472
 Norske Skogindustrier ASA - Cl. A (PAPR) ........         7,600           115
 Orkla ASA (DIOP) ................................        23,420           424
 Petroleum Geo-Services ASA (OILX) ...............         6,240            63
 Smedvig (OILS) ..................................         7,000            64
 Smedvig ASA - B Shares (OILS) ...................         7,600            61
 Storebrand ASA (INSU) ...........................        16,140           115
 Tomra Systems ASA (POLL) ........................        11,200           177
                                                                       -------
                                                                         1,903

Philippines - 0.1%
 Ayala Land, Inc. (READ) .........................        36,460             4
 Metropolitan Bank & Trust Co. (BANK) ............        13,090            50
 Petron Corp. (OILS) .............................       468,400            20
 Philippine Long Distance Telephone Co. (UTIT) ...         3,200            44
 SM Prime Holdings, Inc. (READ) ..................       545,000            65
                                                                       -------
                                                                           183

Portugal - 0.5%
 Banco Comercial Portgues, SA (BANK) .............        33,000           123
 BPI-SGPS, SA - Registered Shares (FUND) .........        32,490            76
 Brisa-Auto Estradas de Portugal, SA (CONS) ......         8,375            71
 Electricidade de Portugal, SA (UTIE) ............        67,500           161
 Jeronimo Martins, SGPS, SA (RETF) ...............         3,600            23
 Portugal Telecom, SA (TELS) .....................        46,000           321
 Sonae S.G.P.S., SA (RETS) .......................        87,600            64
                                                                       -------
                                                                           839

Singapore - 0.5%
 Brierley Investments, Ltd. (DIOP) ...............       147,650            41
 Chartered Semiconductor Manufacturing *(ETRN) ...        12,000            30
 City Developments, Ltd. (READ) ..................        29,000           112
 Cycle & Carriage, Ltd. (AUTO) ...................        14,000            25
 DBS Group Holdings, Ltd. (BANK) .................        17,000           125
 Oversea-Chinese Banking Corp., Ltd. (BANK) ......        16,000           104
 Singapore Airlines (TRAN) .......................        12,000            83
 Singapore Telecommunications, Ltd. (TELS) .......       114,000           119
 United Overseas Bank, Ltd. (BANK) ...............        13,448            85
                                                                       -------
                                                                           724

South Africa - 1.1%
 ABSA Group, Ltd. (BANK) .........................        24,600           116
 Anglo American Platinum Corp., Ltd. (PMET) ......         5,400           241
 Barlow, Ltd. (DIOP) .............................        11,700            87
 Dimension Data Holdings PLC (SOFT) ..............        28,883           110
 FirstRand, Ltd. (FINL) ..........................       164,400           176
 Foschini, Ltd.* (RETS) ..........................        37,100            32
 Impala Platinum Holdings, Ltd. (META) ...........         2,600           130
 Imperial Holdings, Ltd. (DIOP) ..................        10,091            85
 Investec Group, Ltd. (FUND) .....................         2,300            68
 Liberty Life Association of Africa, Ltd. (INSU) .        12,400            89
 M-Cell, Ltd. (TELS) .............................        40,200            92
 Nampak, Ltd. (CONT) .............................        25,500            37
 Nedcor, Ltd. (BANK) .............................         6,600           129
 Remgro, Ltd.* (DIOP) ............................        15,300           110
 Sappi, Ltd. (PAPR) ..............................        10,900            96
 Sasol, Ltd. (OILX) ..............................        12,800           117
                                                                       -------
                                                                         1,715

South Korea - 1.2%
 Cheil Jedang Corp. (FOOD) .......................         1,246            41
 Hyundai Motor Co., Ltd. (AUTO) ..................         6,490           141
 Kookmin Bank (BANK) .............................         8,310           111
 Korea Electric Power Corp. (UTIE) ...............        11,760           219
 Korea Telecom Corp.* (TELS) .....................           920            37
 LG Chemical (CHEM) ..............................         3,056            41
 LG Chemicals, Ltd. (CHEM) .......................           833             7
 LG Electronics (ETRN) ...........................         3,990            51
 LG Household & Health (HEAL) ....................           741            17
 Pohang Iron & Steel Co., Ltd. (STEE) ............         1,230            98
 Samsung Corp. (ETRN) ............................         6,120            35
 Samsung Display Devices Co. (ETRN) ..............         1,410            68
 Samsung Electro-Mechanics Co. (ETRN) ............         2,760            99
 Samsung Electronics (ETRN) ......................         3,190           471
 Samsung Fire & Marine Insurance (INSU) ..........         2,272            73
 Shinhan Bank (BANK) .............................         7,310            75
 SK Telecom Co., Ltd. (TELS) .....................         1,530           225
                                                                       -------
                                                                         1,809

Spain - 3.9%
 ACS, Actividades de Construccion y Servicios,
  S.A.* (CONS) ...................................         2,419            67
 Autopistas Concesionaria Espanola SA (TRAN) .....        13,503           123
 Banco Bilbao Vizcaya SA (BANK) ..................        90,135         1,167
 Banco Santander Central Hispano SA (BANK) .......       118,400         1,074
 Endesa SA (UTIE) ................................        28,100           449

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

Spain - Continued
 Fomento de Construcciones y Contratas SA (CONS) .         4,600       $    88
 Gas Natural SDG SA - E Shares (UTIG) ............        13,800           223
 Grupo Dragados SA (CONS) ........................         8,400           106
 Iberdrola SA (UTIE) .............................        27,500           353
 Repsol SA (OILX) ................................        30,000           496
 Sociedad General de Aguas de Barcelona SA (FOOD)          8,484           117
 Sol Melia SA (LEIS) .............................         5,700            50
 Tabacalera SA - Cl. A (FOOD) ....................         7,714           110
 Telefonica SA (UTIT) ............................       103,779         1,280
 TelePizza SA* (RETF) ............................         7,559            14
 Union Electrica Fenosa SA (UTIE) ................        12,200           228
 Vallehermoso SA (READ) ..........................         8,700            55
 Zardoya Otis SA (MACH) ..........................         9,752            88
                                                                       -------
                                                                         6,088

Supra National - 0.0%
 Mahindra & Mahindra, Ltd. - GDR (AUTO) ..........        16,500            30

Sweden - 1.2%
 Drott AB - B Shares (REAL) ......................         8,300            87
 Hennes & Mauritz AB - B Shares (RETS) ...........        10,300           177
 NetCom Systems, Inc. - Cl. B (TELS) .............         1,732            56
 Nordic Baltic Holding AB (BANK) .................        34,928           199
 SANDVIK AB (MACH) ...............................         4,350            87
 Securitas AB - B Shares (COMM) ..................         8,250           144
 Skand Enskilda Banken - Cl. A (BANK) ............        10,200            97
 Skandia Forsakrings AB (INSU) ...................        13,900           128
 Skanska AB (CONS) ...............................         4,400            42
 Svenska Cellulosa AB - Cl. B (PAPR) .............         3,100            66
 Svenska Handelsbanken, Inc. - A Shares (BANK) ...         6,350            91
 Telefonaktiebolaget LM Ericsson AB*(TELE) .......        79,300           434
 Telia AB (TELS) .................................        17,050            86
 Volvo AB (AUTO) .................................         5,750            86
                                                                       -------
                                                                         1,780

Switzerland - 1.8%
 ABB, Ltd. *(ENGI) ...............................         8,672           131
 Adecco SA Reg. (COMM) ...........................           600            28
 Credit Suisse Group Reg. (BANK) .................         1,970           324
 Givaudan (HNBA) .................................            55            15
 Nestle SA Reg. (FOOD) ...........................         2,100           447
 Novartis AG Reg. (HEAL) .........................        15,200           550
 Roche Holdings AG (HEAL) ........................         5,500           406
 Schweizerische Rueckversicherungs-Gesellschaft
  (INSU) .........................................            30            60
 Swisscom AG Reg. (UTIT) .........................           400            95
 Syngenta AG *(CHEM) .............................           547            29
 UBS AG (BANK) ...................................         2,906           417
 Zurich Finance (FINL) ...........................           633           216
                                                                       -------
                                                                         2,718

Thailand - 0.2%
 ABN Amro Asia Secuities Public Co., Ltd. (FINL) .        23,000            13
 Advanced Info Service Public Co., Ltd. (TELS) ...         7,700            82
 PTT Exploration & Production Public Co., Ltd.
  (OILX) .........................................        22,200            61
 Siam Cement Public Co., Ltd. (CONS) .............         4,000            43
 TelecomAsia Corp. Public Co., Ltd.* (UTIT) ......       113,200            47
                                                                       -------
                                                                           246

Turkey - 0.2%
 Arcelik AS (APPL) ...............................     3,934,500            32
 Kartonsan Karton Sanayi Ve Ticaret AS (PAPR) ....       365,000            14
 Migros Turk T.A.S. (RETF) .......................       387,000            24
 Tupras-Turkiye Petrol Rafinerileri AS (OILX) ....     1,009,000            26
 Turkiye Garanti Bankasi AS (BANK) ...............    12,113,000            61
 Turkiye Is Bankasi (Isbank) - Cl. C (BANK) ......    14,914,592           106
 Yapi ve Kredi Bankasi AS (BANK) .................    18,317,805            57
                                                                       -------
                                                                           320

United Kingdom - 10.7%
 Abbey National First Capital BV (BANK) ..........        16,000           281
 Airtours PLC (LEIS) .............................        11,300            46
 Amvescap PLC (BANK) .............................         5,300            92
 Arm Holdings PLC *(ETRN) ........................         9,700            37
 AstraZeneca Group PLC (HEAL) ....................        18,239           851
 Barclay's PLC (BANK) ............................        16,300           500
 Barratt Developments PLC (CONS) .................        10,100            51
 Bass PLC (FOOD) .................................        17,200           180
 Berkeley Group (The) PLC (READ) .................         4,700            48
 BG Group PLC (UTIG) .............................        37,866           149
 BOC Group PLC (CHEM) ............................         7,000           103
 Boots Co. PLC (RETD) ............................        13,800           117
 BP Amoco PLC (OILX) .............................       218,800         1,801
 British Aerospace PLC (AERO) ....................        32,263           155
 British Airport Authority PLC (TRAN) ............        11,700           109
 British Airways PLC (TRAN) ......................        11,300            55
 British American Tobacco PLC* (FOOD) ............        23,300           177
 British Land Co. PLC (REAL) .....................        11,000            75
 British Sky Broadcast PLC (MEDI) ................        19,900           192

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

COMMON STOCK - CONTINUED

United Kingdom - Continued
 British Telecommunications PLC (TELS) ...........        68,700        $  432
 Cadbury Schweppes PLC (FOOD) ....................        26,600           180
 Canary Wharf Finance PLC* (REIT) ................        11,700            91
 Carlton Communications PLC (MEDI) ...............        16,300            77
 Centrica PLC *(UTIG) ............................        58,900           189
 CGU PLC (INSU) ..................................        22,700           314
 Compass Group PLC* (FOOD) .......................        25,122           201
 Diageo PLC (FOOD) ...............................        30,200           332
 Dixons Group PLC* (TELE) ........................        23,200            76
 EMI Group PLC (LEIS) ............................        12,400            70
 GKN plc (PART) ..................................         9,200            88
 GlaxoSmithKline PLC* (HEAL) .....................        62,892         1,771
 Granada Compass PLC (LEIS) ......................        25,122            53
 Halifax Group PLC (LEND) ........................        24,700           286
 Hanson PLC (CONS) ...............................         8,990            66
 Hays PLC (DIOP) .................................        14,400            37
 Hilton Group PLC (LEIS) .........................        27,700            93
 HSBC Holdings PLC (BANK) ........................        90,100         1,069
 Imperial Chemical Industries PLC (CHEM) .........         7,100            42
 Invensys PLC (DIOP) .............................        38,785            74
 J Sainsbury PLC (RETF) ..........................        24,100           150
 Kingfisher PLC (RETS) ...........................        18,500           100
 Land Securities PLC (REAL) ......................         8,400           103
 Lattice Group *(ETRN) ...........................        37,866            85
 Legal & General Group PLC (INSU) ................        62,800           143
 Lloyds TSB Group PLC (BANK) .....................        58,900           590
 Logica PLC (SOFT) ...............................         6,700            81
 Marconi PLC (TELE) ..............................        28,600           102
 Marks & Spencer PLC (RETS) ......................        39,600           146
 Misys PLC (COMP) ................................         6,300            44
 National Grid Group PLC (UTIE) ..................        22,500           166
 National Power PLC (UTIE) .......................        16,500            70
 Nycomed Amersham PLC (HEAL) .....................         5,700            41
 P&O Princess Cruises PLC *(LEIS) ................        12,900            67
 Pearson PLC (MEDP) ..............................         8,100           134
 Peninsular & Oriental Steam Navigation Co.
  (TRAN)..........................................         6,800            25
 Prudential Corp. (INSU) .........................        22,500           273
 Rank Group PLC (DIOP) ...........................        30,800            94
 Reed International PLC (MEDP) ...................        15,400           137
 Rentokil Initial PLC (DIOP) .....................        29,600           100
 Reuters Group PLC (BUSI) ........................        15,900           207
 Rio Tinto PLC - Reg. (DIOP) .....................        12,700           226
 Royal Bank of Scotland Group (BANK) .............        11,500           254
 Schroders (BANK) ................................         4,050            47
 Scottish Power PLC (UTIE) .......................        17,100           126
 Slough Estates Finance PLC*(READ) ...............         9,900            48
 Tesco PLC (RETF) ................................        76,800           277
 The Great Universal Stores PLC (RETS) ...........        15,500           133
 The Sage Group PLC (MEDI) .......................        22,100            79
 Unilever PLC (CNSU) .............................        26,703           225
 United Utilities PLC (AGRI) .....................        10,400            99
 Vodafone AirTouch PLC (TELS) ....................       681,722         1,512
 WPP Group PLC *(COMM) ...........................         7,500            74
                                                                       -------
                                                                        16,518

United States - 0.1%
 Great Eastern Shipping Co. - GDR* (TRAN) ........        25,120            78
                                                                       -------
                               TOTAL COMMON STOCK-          96.7%      149,951
                                                                       -------


PREFERRED STOCK

Australia - 0.3%
 News Corp., Ltd. (MEDI) .........................        48,100           387

Brazil - 0.7%
 Aracruz Celulose SA (TELS) ......................        38,000            85
 Banco Bradesco SA (BANK) ........................    26,392,800            86
 Banco Itau SA (BANK) ............................     1,380,000            85
 Centrais Electricas Brasileires SA (UTIE) .......     8,637,000            85
 Compahnia de Bebidas das Americas (FOOD) ........       505,000            85
 Companhia Energetica de Minas Gerais (UTIE) .....     6,565,000            85
 Companhia Vale do Rio Doce (META) ...............         8,000            86
 Embratel Participacoes SA (UTIT) ................     6,417,000            85
 Tele Centro Sul Participacoes SA (UTIT) .........     6,634,000            85
 Tele Norte Leste Participacoes SA (UTIT) ........     7,080,500            85
 Telefonica Data Bearer (BUSI) ...................     3,000,000            85
 Telesp Celular Participacoes SA (TELS) ..........     8,056,387            85
 Telesp Participacoes SA (TELS) ..................     3,000,000            85

Germany - 0.1%
 Dyckerhoff AG (CONS) ............................         2,600            73
 Volkswagen AG (AUTO) ............................         3,212            73
                                                                       -------
                            TOTAL PREFERRED STOCK-           1.1%        1,640
                                                                       -------
WARRANTS - 1.2%

Mexico - 0.0%
 Cemex SA de CV (CONS) expires 12/12/02
   (Cost $1) .....................................         2,000             1

United States - 1.2%
 Morgan Stanley Capital LLC (FINL)
  expires 04/07/07 ...............................        23,600         1,853
                                                                       -------
                                   TOTAL WARRANTS-           1.2%        1,854
                                                                       -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

                                                                        Market
    Name of Issuer                                       Shares          Value
                                                                        (000's)

RIGHTS

Portugal - 0.0%
 Portugal Telecom (TELS)
 expires 07/09/01 ................................        46,000      $      6
                                                                      --------
                                     TOTAL RIGHTS-           0.0%            6
                                                                      --------

                                                         Par
                                                        Value
                                                       (000's)

SHORT-TERM INVESTMENTS

Investment in joint trading account - 0.4%
Investment in joint trading account
 3.97% due 07/02/01 ..............................    $      756           756
U.S. Treasury Bills - 0.3%
 3.43% due 09/13/01# .............................           410           407

                                                       Shares
Cash Equivalents - 16.6%
 Navigator Securities Lending Prime
  Portfolio **                                        25,718,447        25,718
                                                      ----------      --------

                      TOTAL SHORT-TERM INVESTMENTS          17.3%       26,881
                                                      ----------      --------
                                TOTAL INVESTMENTS-         116.3%      180,332
                  Other Assets & Liabilities, Net-         (16.3)%     (25,238)
                                                      ----------      --------
                                       NET ASSETS-         100.0%     $155,094
                                                      ==========      ========
ADR-American Depository Receipts.
GDR-Global Depository Receipts.
*  Non-income producing securities.
** Represents investment of security lending collateral.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                                  Market         % of
                                                 Industry          Value       Long-Term
                Industry                       Abbreviation       (000s)      Investments
Bank ..................................            BANK          $21,303         13.9%
Insurance .............................            INSU            9,576          6.2
Electronic Products & Services ........            ETRN            9,523          6.2
Health Care Products ..................            HEAL            9,232          6.0
Diversified Operations ................            DIOP            8,875          5.8
Telecommunication Services ............            TELS            7,299          4.8
Automobile ............................            AUTO            7,094          4.6
Telephone .............................            UTIT            6,496          4.2
Electric Power ........................            UTIE            5,783          3.8
Food, Beverage & Tobacco ..............            FOOD            5,716          3.7
Transportation Services ...............            TRAN            5,617          3.7
Financial Services ....................            FINL            5,608          3.6
Oil & Natural Gas Exploration &
 Production ...........................            OILX            5,163          3.4
Chemical ..............................            CHEM            3,751          2.4
Retail - Department Stores ............            RETS            3,596          2.3
Construction ..........................            CONS            3,454          2.2
Oil ...................................            OILS            3,027          2.0
Leisure & Recreation ..................            LEIS            2,857          1.9
Computer Software & Services ..........            SOFT            2,334          1.5
Commercial Services ...................            COMM            2,119          1.4
Telecommunication Equipment ...........            TELE            1,936          1.3
Media - TV & Radio ....................            MEDI            1,835          1.2
Retail - Food .........................            RETF            1,746          1.1
Brokerage & Investment Management .....            FUND            1,707          1.1
Machinery .............................            MACH            1,628          1.1
Cosmetic & Personal Care ..............            HNBA            1,319          0.9
Personal & Commercial Lending .........            LEND            1,289          0.8
Real Estate Operations ................            REAL            1,182          0.8
Electrical Equipment ..................            ELEQ            1,069          0.7
Paper & Forest Products ...............            PAPR            1,003          0.6
Computer Equipment ....................            COMP              994          0.6
Consumer Miscellaneous ................            CNSU              945          0.6
Natural Gas Distribution ..............            UTIG              882          0.6
Shoe & Apparel Manufacturing ..........            APPA              765          0.5
Metals & Mining .......................            META              696          0.5
Real Estate Investment Trust ..........            REIT              671          0.4
Steel .................................            STEE              644          0.4
Precious Metals .......................            METP              609          0.4
Media - Publishing ....................            MEDP              597          0.4
Real Estate Development ...............            READ              533          0.4
Household Appliances & Furnishings ....            APPL              532          0.3
Auto & Truck Parts ....................            AUTO              510          0.3
Engineering & Construction ............            ENGI              495          0.3
Business Services .....................            BUSI              292          0.2
Pollution Control .....................            POLL              289          0.2
Container .............................            CONT              239          0.2
Aerospace & Defense ...................            AERO              155          0.1
Housing ...............................            HOUS              133          0.1
Energy ................................            ENER              117          0.1
Retail - Department Stores ............            RETD              117          0.1
Agriculture Operations ................            AGRI               99          0.1
                                                                --------        -----
                                                                $153,451        100.0%
                                                                ========        =====

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND


                                                                        Market
                 Name of Issuer                           Shares         Value
                                                                        (000's)
COMMON STOCK
Australia - 2.6%
 BHP, Ltd (DIOP) .................................        27,926      $    152
 Brambles Industries, Ltd.  (DIOP) ...............         2,110            52
 Broken Hill Proprietary Co., Ltd.
 (DIOP) ..........................................        26,220           139
 Tabcorp Holdings, Ltd.  (LEIS) ..................         6,933            33
 Woolworth's, Ltd.  (RETS) .......................        32,164           180
                                                                      --------
                                                                           556
Finland - 1.3%
 Nokia Oyj  (TELS) ...............................        11,772           267
France - 7.6%
 Air Liquide  (CHEM) .............................         1,368           197
 Alcatel  (TELS) .................................         2,259            47
 AXA SA (INSU) ...................................         7,685           219
 Castorama Dubois Investisse  (RETS) .............           290            62
 France Telecom  (TELS) ..........................           997            48
 Lafarge SA  (CONS) ..............................         2,366           203
 Rhone-Poulenc SA  (BANK) ........................           556            44
 Schneider SA  (MACH) ............................         3,368           186
 Total Fina SA - Cl. B (OILX) ....................         1,156           162
 Vivendi Environment  (POLL) .....................         3,340           141
 Vivendi Universal SA  (DIOP) ....................         5,004           292
                                                                      --------
                                                                         1,601
Germany - 6.1%
 Allianz AG - Reg. (INSU) ........................           606           177
 Bayerische Motoren Werke AG  (AUTO) .............         6,656           221
 Deutsche Bank AG  (BANK) ........................         3,476           249
 Deutsche Telekom AG  (UTIT) .....................         3,539            81
 Infineon Technologies AG  (ETRN) ................         2,790            66
 Muenchener
  Rueckversicherungs-Gesellschaft AG -
  Reg. (INSU) ....................................           474           132
 SAP AG  (SOFT) ..................................         1,557           216
 Siemens AG  (DIOP) ..............................         2,188           134
                                                                      --------
                                                                         1,276
Hong Kong - 1.4%
 Giordano International Ltd.  (APPA) .............        48,000            25
 Hang Seng Bank, Ltd.  (BANK) ....................         9,400            96
 Hutchison Whampoa, Ltd.  (COMM) .................         4,700            48
 Li & Fung, Ltd.  (COMM) .........................        60,000            99
 Sun Hung Kai Properties, Ltd.  (REIT) ...........         4,000            36
                                                                      --------
                                                                           304
Ireland - 0.9%
 Bank of Ireland  (BANK) .........................        19,442           193
Italy - 3.4%
 San Paolo-IMI SpA  (BANK) .......................        12,300           158
 Telecom Italia Mobile SpA  (TELS) ...............        11,500            59
 Telecom Italia SpA  (TELS) ......................        26,983           242
 UniCredito Italiano SpA  (BANK) .................        60,500           260
                                                                      --------
                                                                           719
Japan - 23.2%
 Advantest  (ETRN) ...............................           400            34
 Asahi Chemical Industry Co., Ltd.
  (CHEM)  ........................................        22,000            92
 Banyu Pharmaceutical Co., Ltd.  (HEAL) ..........         4,000            73
 Canon, Inc.  (COMM) .............................         7,000           283
 Chiba Bank, Ltd.  (BANK) ........................        10,000            36
 Circle K Japan Co., Ltd.  (RETF) ................         2,900            84
 Daiwa Securities Group, Inc.  (FUND) ............        18,000           188
 Fuji Photo Film  (LEIS) .........................         5,000           216
 Honda Motor Co.  (AUTO) .........................         2,000            88
 KAO Corp.  (HNBA) ...............................         9,000           224
 Keyence Corp.  (OILX) ...........................           600           119
 Kirin Brewery Co.  (FOOD) .......................        13,000           111
 Konami Co., Ltd.  (COMP) ........................         1,300            59
 Mitsui Marine & Fire Insurance Co.,
  Ltd.  (INSU) ...................................        22,000           113
 Mizuho Holdings, Inc.  *(BANK) ..................            26           121
 Murata Manufacturing Co., Ltd.  (ETRN) ..........         1,300            86
 NGK Insulators  (PART) ..........................        10,000            88
 Nippon Telegraph & Telephone Corp.
  (UTIT)  ........................................            33           172
 Nomura Securities Co., Ltd.  (FUND) .............         4,000            77
 Ricoh Co., Ltd.  (ETRN) .........................         7,000           151
 Rohm Co., Ltd.  (ETRN) ..........................         1,200           186
 Sanyo Electric Co.  (ETRN) ......................        36,000           227
 Secom Co.  (ETRN) ...............................         2,000           112
 Sharp Corp.  (ETRN) .............................        14,000           191
 Shin-Etsu Chemical Co.  (CHEM) ..................         2,000            73
 Skylark Co., Ltd.  (FOOD) .......................         6,000           171
 SMC Corp.  (MACH) ...............................         1,400           150
 Sony Corp.  (ETRN) ..............................         1,400            92
 Sumitomo Bank  (BANK) ...........................         3,000            25
 Sumitomo Corp.  (DIOP) ..........................        20,000           140
 Takeda Chemical Industries  (HEAL) ..............         7,000           326
 Takefuji Corp.  (LEND) ..........................         2,600           236
 Tokyo Electric Power  (UTIE) ....................         7,300           189
 Toppan Forms Co., Ltd.  (COMM) ..................         6,000           101
 Toyota Motor Corp.  (AUTO) ......................         6,500           229
 UFJ Holdings, Inc.  (FINL) ......................             5            27
                                                                      --------
                                                                         4,890
Netherlands - 7.5%
 Aegon NV  (INSU) ................................         5,132           145
 ASM Lithography Holding NV  (COMP) ..............         6,255           140
 ING Groep NV  (BANK) ............................         5,680           372
 Koninklijke (Royal) Philips Electronics
  N.V.  (ETRN) ...................................         7,510           199
 Royal Dutch Petroleum Co.  (OILE) ...............        10,053           579
 Unilever NV - CVA (CONS) ........................           454            27
 VNU NV  (MEDP) ..................................         3,614           123
                                                                      --------
                                                                         1,585
Portugal - 0.2%
 Electricidade de Portugal, SA  (UTIE) ...........        17,717            42

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

                                                                        Market
                 Name of Issuer                           Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED
Singapore - 0.6%
 Singapore Technology Engineering, Ltd.
   (ENGI) ........................................        92,000      $    130
Spain - 2.9%
 Acerinox SA  (STEE) .............................         4,439           124
 Banco Santander Central Hispano SA
  (BANK)  ........................................        10,471            95
 Inditex  (FUSI) .................................         6,648           106
 Tabacalera S.A. - Cl. A (FOOD) ..................         4,920            70
 Telefonica SA  (UTIT) ...........................        16,606           205
 Union Electrica Fenosa SA  (UTIE) ...............           218             4
                                                                      --------
                                                                           604
Sweden - 3.5%
 Investor AB - B Shares (FUND) ...................        12,183           155
 Nordic Baltic Holding AB  (BANK) ................        23,695           135
 Securitas AB - B Shares (COMM) ..................        11,074           194
 Skandia Forsakrings AB  (INSU) ..................        17,002           156
 Telefonaktiebolaget LM Ericsson AB *
  (TELS)  ........................................        17,614            97
                                                                      --------
                                                                           737
Switzerland - 8.7%
 Adecco SA (COMM) ................................         3,586           169
 Credit Suisse Group - Reg. (BANK) ...............         1,513           249
 Nestle SA (FOOD) ................................         2,213           471
 NovartisS AG (HEAL) .............................         6,292           228
 Roche Holdings AG (HEAL) ........................         4,387           316
 Schweizerische
  Rueckversicherungs-Gesellschaft
   (INSU) ........................................            92           184
 UBS AG  (BANK) ..................................         1,207           173
 Zurich Finance  (FINL) ..........................           136            46
                                                                      --------
                                                                         1,836
United Kingdom - 25.0%
 Amvescap PLC  (BANK) ............................        15,375           267
 AstraZeneca Group PLC  (HEAL) ...................         1,599            75
 Barclay's PLC  (BANK) ...........................        11,774           361
 Bass PLC  (FOOD) ................................         5,938            62
 BP Amoco PLC  (OILX) ............................        50,616           417
 British Telecommunications PLC  (TELS) ..........        44,070           277
 CGU PLC  (INSU) .................................         9,546           132
 Diageo PLC  (FOOD) ..............................        30,407           334
 Elan Corp. PLC  - ADR (HEAL) ....................         1,400            86
 Exel (ETRN) .....................................        10,828           116
 GlaxoSmithKline PLC  *(HEAL) ....................        24,243           683
 GlaxoSmithKline PLC - ADR (HEAL) ................         2,300           129
 HSBC Holdings PLC  (BANK) .......................        25,108           298
 National Grid Group PLC  (UTIE) .................        10,848            80
 P&O Princess Cruises PLC *(LEIS) ................        39,239           204
 Reckitt Benckiser PLC  (HNBA) ...................         7,177           104
 Reuters Group PLC  (BUSI) .......................         8,712           113
 Shell Transport & Trading Co. PLC
  (OILX)  ........................................         3,111            26
 Smiths Group PLC  (DIOP) ........................        21,021           244
 Tesco PLC  (RETF) ...............................       116,272           420
 Unilever PLC  (CNSU) ............................        38,239           323
 Vodafone AirTouch PLC  (TELS) ...................       231,703           513
                                                                      --------
                                                                         5,264
                                                                      --------
                               TOTAL COMMON STOCK-          94.9%       20,004
                                                                      --------
                                                           Par
                                                          Value
                                                         (000's)
SHORT-TERM INVESTMENTS - 5.7%
 Investment in joint repurchase
  agreement with Goldman Sachs & Co.,
  4.11% due 07/02/01. (Secured by
  various U.S. Treasury obligations and
  U.S. Government Agency Bonds)                         $  1,200         1,200
                                                        --------      --------
                                TOTAL INVESTMENTS-         100.6%       21,204
                  Other Assets & Liabilities, Net-          (0.6)%        (118)
                                                        --------      --------
                                       NET ASSETS-         100.0%     $ 21,086
                                                        ========      ========

ADR-America Depository Receipt
* Non-income producing security.
See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                       Market         % of
                                       Industry        Value        Long-Term
           Industry                  Abbreviation      (000s)      Investments

Bank ............................         BANK        $ 3,132         15.7%
Health Care Products ............         HEAL          1,916          9.6
Telecommunication Services ......         TELS          1,550          7.7
Electronic Products & Services ..         ETRN          1,460          7.3
Oil .............................         OILX          1,303          6.5
Insurance .......................         INSU          1,258          6.3
Food, Beverage & Tobacco ........         FOOD          1,219          6.1
Diversified Operations ..........         DIOP          1,153          5.8
Commercial Sevices ..............         COMM            894          4.5
Automobile ......................         AUTO            538          2.7
Retail - Food ...................         RETF            504          2.5
Telephone .......................         UTIT            458          2.3
Leisure & Recreation ............         LEIS            453          2.3
Brokerage & Investment
 Management .....................         FUND            420          2.1
Chemical ........................         CHEM            362          1.8
Machinery .......................         MACH            336          1.7
Consumer Miscellaneous ..........         CNSU            323          1.6
Cosmetic & Personal Care ........         HNBA            328          1.6
Electric Power ..................         UTIE            315          1.6
Retail - Department Stores ......         RETS            242          1.2
Personal & Commercial Lending ...         LEND            236          1.2
Construction ....................         CONS            230          1.1
Business Services ...............         BUSI            219          1.1
Computer Software & Services ....         SOFT            216          1.1
Computer Equipment ..............         COMP            199          1.0
Pollution Control ...............         POLL            141          0.7
Engineering & Construction ......         ENGI            130          0.6
Steel ...........................         STEE            124          0.6
Media - Publishing ..............         MEDP            123          0.6
Auto & Truck Parts ..............         PART             88          0.4
Financial Services ..............         FINL             73          0.4
Real Estate Investment Trust ....         REIT             36          0.2
Shoe & Apparel Manufacturing ....         APPA             25          0.1
                                                      -------        -----
                                                      $20,004        100.0%
                                                      =======        =====

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

                                                                        Market
                  Name of Issuer                          Shares         Value
                                                                        (000's)
COMMON STOCK
Apparel - 0.5%
 Skechers USA, Inc. ..............................        35,100     $   1,026
Auto & Truck Parts - 0.4%
 O'Reilly Automotive,
  Inc ............................................        27,200           781
Bank - 2.4%
 Greater Bay Bancorp .............................        53,400         1,334
 Southwest
  Bancorporation of
  Texas, Inc. * ..................................        51,500         1,556
 Sterling Bancshares,
  Inc ............................................       105,400         2,021
                                                                     ---------
                                                                         4,911
Brokerage & Investment Management - 1.1%
 Affiliated Managers
  Group, Inc.*  ..................................        36,900         2,269
Business Services - 5.0%
 Corporate Executive
  Board Co.*  ....................................        67,100         2,818
 Education Management
  Corp ...........................................        63,100         2,527
 EFunds Corp. ....................................        47,400           882
 Expedia, Inc. - Cl. A ...........................        14,900           694
 Forrester Research,
  Inc. *  ........................................        41,700           942
 Management Network
  Group, Inc.* ...................................       121,350           740
 On Assignment, Inc. * ...........................        80,000         1,440
                                                                     ---------
                                                                        10,043
Commercial Services - 3.4%
 Corinthian Colleges,
  Inc ............................................        42,700         2,010
 Plexus Corp.* ...................................        26,000           858
 Profit Recovery Group
  International, Inc. * ..........................        41,500           476
 Quanta Services,
  Inc.* ..........................................        23,749           523
 Veritas DGC, Inc.* ..............................        41,100         1,141
 Waste Connections,
  Inc ............................................        51,950         1,870
                                                                     ---------
                                                                         6,878
Computer Equipment - 2.0%
 Cerner Corp.* ...................................        32,700         1,374
 M-Systems Flash Disk Pioneers,
     Ltd. * ......................................       128,500           912
 PRI Automation, Inc. * ..........................        95,700         1,773
                                                                     ---------
                                                                         4,059
Computer Software & Services - 4.6%
 Advent Software, Inc. * .........................        20,900         1,327
 Avocent Corp. ...................................        37,746           859
 Data Return Corp.* ..............................        88,400           155
 Embarcadero
  Technologies, Inc. * ...........................        54,900         1,225
 Intranet Solutions,
  Inc. *  ........................................        36,200         1,377
 Macromedia, Inc. * ..............................        55,700         1,003
 Secure Computing
  Corp.*  ........................................       119,500         1,877
 Skillsoft Corp. .................................        35,900         1,229
 TeleCommunication
  Systems, Inc. ..................................       110,200           331
                                                                     ---------
Construction - 0.7%
 Ryland Group, Inc. ..............................        27,800         1,407
Consumer Miscellaneous - 4.1%
 DigitalThink, Inc. * ............................        70,600           495
 GoTo.com, Inc. ..................................        67,100         1,305
 NetRatings, Inc. * ..............................       101,400         1,460
 ScanSource, Inc. * ..............................        36,900         1,750
 Strayer Education,
  Inc ............................................        26,300         1,282
 University of Phoenix
  Online .........................................        45,500         1,934
                                                                     ---------
                                                                         8,226
Diversified Operations - 0.6%
 CoorsTek, Inc. ..................................        31,900         1,196
Electric Power - 1.6%
 Beacon Power Corp. ..............................       129,350           893
 Wilson Greatbatch
  Technologies, Inc.* ............................        79,800         2,314
                                                                     ---------
                                                                         3,207
Electrical Equipment - 0.7%
 LTX Corp. *  ....................................        57,700         1,475
Electronic Products & Services - 12.7%
 Aeroflex, Inc. * ................................       109,000         1,144
 Alpha Industries,
  Inc ............................................        45,600         1,347
 Atmi, Inc. * ....................................        59,600         1,788
 Brooks Automation,
  Inc. *  ........................................        29,100         1,342
 Credence Systems
  Corp. * ........................................        51,200         1,241
 Cree, Inc. * ....................................        34,000           889
 Cytyc Corp. *  ..................................        38,000           876
 DDI Corp. .......................................        74,200         1,484
 DuPont Photomasks,
  Inc. *  ........................................        30,700         1,481
 Elantec
  Semiconductor, Inc.
  * ..............................................        32,400         1,095
 Electro Scientific
  Industries, Inc. *  ............................        42,700         1,627
 FEI Co. .........................................         4,800           197
 FMC Technologies,
  Inc ............................................         1,800            37
 Microsemi Corp. .................................        38,700         2,748
 Nanometrics, Inc. * .............................        38,000         1,045
 Pixelworks, Inc. * ..............................        48,350         1,728
 PLX Technology, Inc. * ..........................       127,200         1,080
 Rudolph Technologies,
  Inc. *  ........................................        45,000         2,115
 Semtech Corp. *  ................................        51,200         1,536
 Silicon Storage
  Technology, Inc. *  ............................        88,400           895
                                                                     ---------
                                                                        25,695
Energy - Alternative Source - 0.2%
 Evergreen Solar, Inc. ...........................        52,300           502
Financial Services - 0.6%
 Actrade Financial
  Technologies, Ltd. * ...........................        20,455           484
 Medallion Financial
  Corp ...........................................        66,100           677
                                                                     ---------
                                                                         1,161
Food, Beverage & Tobacco - 2.5%
 American Italian
  Pasta Co. ......................................        38,800         1,800
 Dean Foods Co. ..................................        25,000         1,005

                                                                        Market
                  Name of Issuer                          Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED
Food, Beverage & Tobacco - Continued
 Performance Food
  Group Co. ......................................        73,800     $   2,231
                                                                     ---------
                                                                         5,036
Health Care Products - 6.5%
 Alkermes, Inc. ..................................        41,200         1,446
 Charles River
  Laboratories ...................................         3,387           118
 Cima Labs, Inc. .................................        15,400         1,209
 Exelixis, Inc. ..................................        34,400           653
 Inhale Therapeutic
  Systems, Inc.* .................................        64,400         1,481
 Inspire
  Pharmaceuticals,
  Inc ............................................        20,500           287
 Mid Atlantic Medical
  Services, Inc. *  ..............................        62,600         1,122
 Noven
  Pharmaceuticals,
  Inc ............................................        37,300         1,462
 Regeneron
  Pharmaceuticals ................................        25,400           880
 Renal Care Group,
  Inc. *  ........................................        79,700         2,621
 Salix
  Pharmaceuticals,
  Ltd ............................................        19,800           488
 Unilab Corp. ....................................         2,300            58
 Urologix, Inc. * ................................        71,100         1,302
                                                                     ---------
                                                                        13,127
Health Care Services - 8.1%
 Accredo Health, Inc. ............................        64,100         2,384
 AmeriSource Health
  Corp. - Cl. A* .................................        25,900         1,432
 Apria Healthcare
  Group, Inc. * ..................................        32,400           935
 Covance, Inc. *  ................................        75,800         1,717
 DaVita, Inc.*  ..................................        89,021         1,810
 Gene Logic, Inc. ................................        18,100           395
 LifePoint Hospitals,
  Inc. *  ........................................        48,900         2,165
 Lincare Holdings,
  Inc. *  ........................................        36,800         1,104
 Rightchoice Manage
  Care, Inc. .....................................        35,000         1,554
 Ventiv Health, Inc. * ...........................        67,400         1,391
 Visible Genetics,
  Inc. *  ........................................        61,200         1,521
                                                                     ---------
                                                                        16,408
Household Appliances / Furnishings - 0.5%
 Ethan Allen
  Interiors, Inc. ................................        31,300         1,017
Insurance - 3.3%
 Fidelity National
  Financial, Inc. ................................        57,600         1,415
 HCC Insurance
  Holdings, Inc. .................................        61,900         1,517
 Philadelphia
  Consolidated Holding
  Corp. * ........................................        25,900           901
 Renaissancere
  Holdings, Ltd. .................................        19,000         1,408
 Stancorp Financial
  Group, Inc. ....................................        28,300         1,341
                                                                     ---------
                                                                         6,582
Machinery - 0.6%
 Global Power
  Equipment Group,
     Inc .........................................        20,077           588
 SureBeam Corporation
  - Cl. A * ......................................        40,300           690
                                                                     ---------
                                                                         1,278
Media - Publishing - 0.8%
 Scholastic Corp.* ...............................        35,000         1,575
Media - TV & Radio - 5.2%
 Entercom
  Communications Corp. * .........................        32,500         1,742
 Getty Images, Inc. ..............................        57,200         1,502
 Insight
  Communications
  Company, Inc. ..................................        40,200         1,005
 Pegasus
  Communications
  Corp.*  ........................................        40,900           920
 Radio One, Inc. *  ..............................        42,500           978
 Radio One, Inc. - Cl. D .........................        61,200         1,349
 Regent
  Communications, Inc. * .........................       190,600         2,285
 Sinclair Broadcast
  Group, Inc. ....................................        62,000           639
                                                                     ---------
                                                                        10,420
Oil & Natural Gas Exploration & Production - 5.4%
 Encore Acquisition
  Co. * ..........................................        17,000           196
 Evergreen Resources,
  Inc ............................................        28,000         1,064
 Fuelcell Energy, Inc. ...........................        27,800           642
 Newfield Exploration
  Co. * ..........................................        41,400         1,327
 NPS Pharmaceuticals,
  Inc ............................................        59,300         2,384
 Patterson Uti Energy,
  Inc. *  ........................................        55,500           992
 Pride International,
  Inc. *  ........................................        56,300         1,070
 Spinnaker Exploration
  Co.*  ..........................................        40,900         1,630
 Stone Energy Corp. * ............................        35,200         1,559
                                                                     ---------
                                                                        10,864
Oil - Equipment & Service - 4.7%
 Dril Quip, Inc. *  ..............................        61,300         1,320
 Horizon Offshore,
  Inc. *  ........................................        65,200           880
 Hydril Co. * ....................................        73,000         1,662
 Lone Star
  Technologies, Inc. * ...........................        38,100         1,379
 Marine Drilling
  Companies, Inc. * ..............................        53,700         1,026
 Natco Group, Inc. -
  Cl. A ..........................................        65,500           577
 Oceaneering
  International, Inc. * ..........................        51,800         1,075
 Torch Offshore, Inc. ............................        12,600           125
 Universal Compression
  Holdings *  ....................................        52,100         1,480
                                                                     ---------
                                                                         9,524
Personal & Commercial Lending - 0.6%
 Metris Cos., Inc. ...............................        37,400         1,261
Real Estate Investment Trust - 0.5%
 Extended Stay
  America, Inc. ..................................        64,300           964
Retail - 0.1%
 Galyans Trading, Inc. ...........................         8,400           171
Retail - Department Stores - 5.5%
 AnnTaylor Stores
  Corp ...........................................         8,200           294
 99 Cents Only Stores * ..........................        62,698         1,878
 Bebe Stores, Inc. ...............................        39,200         1,143
 Cost Plus, Inc.* ................................        59,050         1,771
 Hot Topic, Inc. .................................        45,700         1,421
 Rare Hospitality
  International, Inc. * ..........................        48,000         1,085
 Too, Inc. *  ....................................        44,000         1,206
 Tweeter Home
  Entertainment Group,
  Inc ............................................        67,100         2,369
                                                                     ---------
                                                                        11,167

                                                                        Market
                   Name of Issuer                         Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED
Retail - Drug  Stores - 0.7%
 Duane Reade, Inc.* ..............................        43,400     $   1,410
Retail - Food - 4.6%
 Applebee's
  International, Inc. ............................        51,000         1,632
 Buca, Inc. * ....................................        59,700         1,299
 California Pizza
  Kitchen, Inc. ..................................        47,500         1,104
 Krispy Kreme
  Doughnuts, Inc. ................................        46,200         1,848
 P.F. Chang's China
  Bistro, Inc.* ..................................        40,600         1,539
 Whole Foods Market,
  Inc. *  ........................................        70,000         1,897
                                                                     ---------
                                                                         9,319
Shoe & Apparel Manufacturing - 2.1%
 Columbia Sportswear
  Co. * ..........................................        45,000         2,294
 Nautica Enterprises,
  Inc ............................................        10,600           217
 Tommy Hilfiger Corp. * ..........................       117,400         1,644
                                                                     ---------
                                                                         4,155
Telecommunication Equipment - 0.6%
 Brightpoint, Inc. *  ............................       166,400           483
 SBA Communications
  Corp. * ........................................        28,500           705
                                                                     ---------
                                                                         1,188
Telecommunication Services - 3.0%
 Airgate PCS, Inc. *  ............................        40,800         2,122
 Alamosa Holdings,
  Inc. *  ........................................        64,300         1,048
 CTC Communications
  Group, Inc. ....................................        87,000           266
 Dobson Communications
  Corp. * ........................................        34,100           581
 Metro One Telecom,
  Inc ............................................        31,300         2,031
                                                                     ---------
                                                                         6,048
Transportation Services - 0.7%
 Forward Air Corp. *  ............................        46,500         1,393
                                                                     ---------
   TOTAL COMMON STOCK- ...........................          96.6%      195,126
                                                                     ---------
                                                           Par
                                                          Value
                                                         (000's)

SHORT-TERM INVESTMENTS

Investment in joint trading account - 3.6%

Investment in joint trading account
 3.97% due 07/02/01 ..............................    $    7,290         7,290

                                                          Shares
Cash Equivalents - 7.6%
 Navigator Securities
  Lending Prime
  Portfolio **                                        15,318,473        15,318
                                                      ----------     ---------

                      TOTAL SHORT-TERM INVESTMENTS          11.2%       22,608
                                                      ----------     ---------
                                TOTAL INVESTMENTS-         107.8%      217,734
                  Other Assets & Liabilities, Net-          (7.8)%     (15,681)
                                                      ----------     ---------
                                       NET ASSETS-         100.0%   $  202,053
                                                      ==========     =========

* Non-income producing securities.
** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                                       Market
                     Name of Issuer                       Shares        Value
                                                                       (000's)
COMMON STOCK
Bank - 2.4%
 Rhone-Poulenc SA ................................         6,800       $   543
Business Services - 0.4%
 Express Scripts, Inc. - Cl. A* ..................         1,800            99
Diversified Operations - 1.4%
 Amgen, Inc. .....................................         5,000           303
Electronic Products & Services - 1.8%
 Applera Corporation - Applied
  Biosystems Group ...............................         5,700           152
 Cytyc Corp. * ...................................         6,400           147
 Waters Corp. *  .................................         3,650           101
                                                                       -------
                                                                           400
Health Care Products - 78.4%
 Abbott Laboratories .............................         7,400           355
 Alkermes, Inc. ..................................         5,500           193
 Allergan, Inc. ..................................         6,800           581
 American Home Products Corp. ....................        16,600           970
 Andrx Corp. .....................................         2,600           200
 Angiotech Pharmaceuticals, Inc. .................         1,000            52
 Apogent Technologies, Inc. ......................         4,900           121
 AstraZeneca Group PLC - ADR .....................        16,400           767
 Aviron ..........................................         2,400           137
 Barr Laboratories, Inc. .........................         1,600           113
 Bristol-Myers Squibb Co. ........................         5,800           303
 Cardinal Health, Inc. ...........................         7,500           517
 Cephalon, Inc. *  ...............................         2,400           169
 Cerus Corp. .....................................         1,880           136
 Charles River Laboratories *  ...................         4,800           167
 COR Therapeutics, Inc. *  .......................         4,900           149
 Elan Corp. PLC - ADR ............................         6,100           372
 Eli Lilly & Co. .................................         7,200           533
 Enzon , Inc. ....................................         2,200           138
 Forest Laboratories, Inc. * .....................         2,000           142
 Genetech, Inc.* .................................         4,900           270
 Genzyme Corp.* ..................................         2,150           131
 Gilead Sciences, Inc.* ..........................         6,000           349
 Glaxo SmithKline PLC  - ADR 8 ...................        19,300         1,085
 Guilford Pharmaceuticals, Inc. ..................         1,800            61
 Inhale Therapeutic Systems, Inc.*  ..............         4,400           101
 Intermune, Inc. * ...............................           700            25
 Invitrogen Corp. *  .............................         2,600           187
 Ivax Corp. ......................................         7,200           281
 Johnson & Johnson ...............................        19,200           960
 King Pharmaceuticals, Inc. *  ...................         3,900           210
 Laboratory Corp. of America Holdings ............         1,200            92
 McKesson HBOC, Inc. .............................         6,900           256
 Medicis Pharmaceutical Corp. - Cl. A ............         2,700           143
 MedImmune, Inc. * ...............................         7,900           373
 Medtronic, Inc. .................................        14,900           686
 Merck & Co., Inc. ...............................        13,600           869
 NPS Pharmaceuticals, Inc. * .....................         3,600           145
 Pfizer, Inc. ....................................        31,400         1,258
 Pharmacia Corp. .................................        19,700           905
 Priority Healthcare Corp. - Cl. B ...............         2,500            71
 Protein Design Labs, Inc.*  .....................         1,670           145
 Qiagen NV .......................................         2,700            60
 Sankyo Co., Ltd. ................................         3,000            54
 Sanofi-Synthelabo SA *  .........................         5,300           348
 Schering-Plough Corp. ...........................        17,900           649
 Scios, Inc. .....................................         3,300            83
 Sepracor, Inc. 8  ...............................         3,850           153
 Serono SA .......................................           120           119
 Shire Pharmaceuticals Group Place - ADR .........         5,100           283
 Stryker Corp. * .................................         3,600           198
 Takeda Chemical Industries ......................         4,000           186
 Tanox, Inc. .....................................         2,500            79
 Teva Pharmaceutical Industries, Ltd. - ADR ......         2,400           150
 Trigon Healthcare, Inc. .........................         2,800           182
 Trimeris, Inc. ..................................         2,700           135
                                                                       -------
                                                                        17,397
Health Care Services - 8.0%
 AmeriSource Health Corp. - Cl. A *  .............         2,000           111
 Biovail Corp. ...................................         2,400           104
 HCA-The Healthcare Corp. ........................        15,000           678
 IDEC Pharmaceuticals Corp. ......................           950            64
 Lincare Holdings, Inc. ..........................         3,400           102
 Quest Diagnostics, Inc. * .......................         1,800           135
 St. Jude Medical, Inc. 8  .......................         3,400           204
 Triad Hospitals, Inc. * .........................         3,200            94
 UnitedHealth Group, Inc. ........................         4,470           276
                                                                       -------
                                                                         1,768
Insurance - 1.8%
 Cigna Corp. .....................................         4,000           383
Retailers - Food & Drug - 0.9%
 CVS Corp. .......................................         4,000           154
 Rite Aid Corp. ..................................         5,350            48
                                                                       -------
                                                                           202
                                                                       -------
                               TOTAL COMMON STOCK-          95.1%       21,095
                                                                       -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
HEALTH SCIENCES FUND

                                                           Par        Market
                     Name of Issuer                       Value        Value
                                                         (000's)      (000's)
SHORT-TERM INVESTMENTS - 5.5%
 Investment in joint trading account
   3.97% due 07/02/01 ............................       $ 1,218    $    1,218
                                                         -------    ----------
                                TOTAL INVESTMENTS-         100.6%       22,313
                  Other Assets & Liabilities, Net-          (0.6)%        (124)
                                                         -------    ----------
                                       NET ASSETS-         100.0%     $ 22,189
                                                         =======    ==========

ADR-American Depository Receipts.
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                       Market
                   Name of Issuer                         Shares        Value
                                                                       (000's)
COMMON STOCK
Australia - 2.0%
 Australia & New Zealand Banking Group,
  Ltd. (FINL) ....................................         5,000       $    43
 BHP, Inc. (DIOP) ................................         9,905            54
 Broken Hill Proprietary Co., Ltd. (DIOP) ........         9,300            49
 CSL, Ltd. (HEAL) ................................         6,900           168
 National Australia Bank, Ltd. (BANK) ............         2,100            38
 Publishing & Broadcasting, Ltd. (MEDP) ..........        15,400            71
 QBE Insurance Group, Ltd. (INSU)  ...............         7,212            43
 WMC, Ltd. (DIOP) ................................        18,200            89
                                                                       -------
                                                                           555
Canada - 1.6%
 Alcan Aluminum, Ltd. (META) .....................         1,700            72
 ATI Technologies, Inc. (ETRN)  ..................         6,500            61
 Bombardier Inc. - Cl. B (DIOP)  .................         4,600            69
 Investors Group, Inc. (FINL)  ...................         6,400            90
 Magna International, Inc. (AUTO)  ...............         1,300            80
 The Thomson Corp. (SOFT) ........................         2,500            84
                                                                       -------
                                                                           456
Finland - 1.4%
 Nokia Oyj (TELE) ................................        11,800           268
 Nokia Oyj - ADR (TELE) ..........................         5,200           115
                                                                       -------
                                                                           383
France - 1.8%
 Accor SA (LEIS) .................................           800            34
 Bouygues SA (CONT) ..............................         2,500            85
 Groupe Danone (FOOD) ............................           300            41
 JC Decauxsa International NPV (BUSI) ............         1,600            21
 LVMH (Louis Vuitton Moet Hennessy) (FOOD) .......         1,300            66
 Sanofi-Synthelabo SA (HEAL) .....................         2,400           158
 Schneider SA (MACH) .............................           200            11
 Societe Television Francaise (MEDI) .............         2,100            61
 STMicroelectronics (ETRN) .......................         1,100            38
                                                                       -------
                                                                           515
Germany - 1.2%
 DaimlerChrysler AG (AUTO) .......................         3,400           157
 Deutsche Bank AG (BANK) .........................           500            36
 Infineon Technologies AG (ETRN)  ................         2,700            63
 Metro AG (RETS) .................................         1,100            41
 Siemens AG (DIOP) ...............................           750            46
                                                                       -------
                                                                           343
Hong Kong - 1.6%
 Cheung Kong (Holdings), Ltd. (READ) .............         7,000            76
 China Telecom (Hong Kong), Ltd. (TELS) ..........        13,500            71
 Hutchison Whampoa, Ltd. (COMM)  .................         5,000            50
 Johnson Electric Holdings, Ltd. (ETRN) ..........        44,000            60
 Li & Fung, Ltd. (COMM) ..........................        48,000            79
 Sun Hung Kai Properties, Ltd. (REIT) ............         3,000            27
 Swire Pacific, Ltd. - Cl. A (DIOP)  .............        18,500            96
                                                                       -------
                                                                           459
Italy - 0.4%
 Assicurazioni Generali (INSU)  ..................         2,000            60
 ENI SpA (OILS) ..................................         2,850            35
 Olivetti SpA (COMM) .............................        16,600            29
                                                                       -------
                                                                           124
Japan - 7.1%
 Advantest (ETRN) ................................           800            69
 Enplas Corp. (ETRN) .............................         1,800            40
 Fuji Television Network, Inc. (MEDI) ............             6            34
 Hirose Electric Co., Ltd. (ETRN)  ...............           400            30
 Hoya Corp. (ETRN) ...............................           600            38
 Jusco Co., Ltd. (RETS) ..........................         2,000            44
 Keyence Corp. (UTIE) ............................           200            40
 Matsumotokiyoshi Co., Ltd. (RETD)  ..............         1,000            39
 Mitsubishi Heavy Industries, Ltd. (MACH) ........        10,000            46
 Mitsui Fudosan Co., Ltd. (REAL)  ................         4,000            43
 Mitsui Marine & Fire Insurance Co.,
  Ltd. (INSU) ....................................        16,000            82
 Murata Manufacturing Co., Ltd. (ETRN) ...........           900            60
 NEC Corp. (COMP) ................................         7,000            95
 Nintendo Corp., Ltd. (LEIS) .....................           700           127
 Nippon Television Network Corp. (MEDP) ..........           100            24
 Nissan Motor Acceptance Corp. (FINL) ............        12,000            83
 Nomura Securities Co., Ltd. (FUND)  .............         4,000            77
 NTT Mobile Communications Network, Inc. (TELS) ..            10           174
 Orix Corp. (FINL) ...............................           400            39
 Rohm Co., Ltd. (ETRN) ...........................           500            78
 Shionogi & Co., Ltd. (HEAL) .....................         5,000           104
 Sony Corp. (ETRN) ...............................         1,500            99
 Sumitomo Bank (BANK) ............................         5,000            41
 Suzuki Motor Corp. (AUTO) .......................         7,000            93
 Taiyo Yuden Co., Ltd. (ELEQ) ....................         2,000            53
 Tokyo Electron, Ltd. (ETRN) .....................           900            54
 Tokyo Seimitsu Co., Ltd. (ETRN) .................         2,400           123
 Toray Industries, Inc. (HOUS) ...................        18,000            72
 UFJ Holdings, Inc. (FINL) .......................            15            81
                                                                       -------
                                                                         1,982
Mexico - 0.8%
 America Movil SA de CV -
  ADR Ser. L (TELS) ..............................         4,100            86
 Telefonos de Mexico SA - ADR (UTIT) .............         4,100           144
                                                                       -------
                                                                           230
Netherlands - 2.0%
 ABN Amro Holding NV (BANK) ......................         1,532            29

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SCHEDULE OF INVESTMENTS--Continued
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                                        Market
                   Name of Issuer                         Shares         Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Netherlands - Continued
 Aegon NV (INSU) .................................         6,555        $  185
 ASM Lithography Holding NV (COMP) ...............         3,700            83
 Heineken NV (FOOD) ..............................         2,500           101
 ING Groep NV (BANK) .............................         1,100            72
 Koninklijke (Royal) Philips
  Electronics N.V. (ETRN) ........................         2,000            53
 United Pan Europe (TELS) ........................         4,300            11
 Vedior CVA (BUSI) ...............................         3,000            27
                                                                        ------
                                                                           561
Norway - 0.5%
 Norsk Hydro ASA (DIOP) ..........................         1,800            76
 Statoil ASA (OILX) ..............................         7,500            56
                                                                        ------
                                                                           132
Panama - 0.3%
 Carnival Corp. (LEIS) ...........................         2,300            71

Russia - 0.3%
 LuKoil Holding - ADR (OILS) .....................         1,600            77

Singapore - 0.7%
 DBS Group Holdings, Ltd. (BANK) .................         4,000            29
 Singapore Technology Engineering, Ltd. (ENGI) ...        53,000            75
 Singapore Telecom Reg.(TELS)  ...................       108,000           101
                                                                        ------
                                                                           205
South Korea - 0.4%
 Samsung Electronics 144A (ETRN)  ................         1,300           102

Spain - 0.6%
 Banco Bilbao Vizcaya SA (BANK)  .................         6,900            90
 Inditex (APPA) ..................................         1,700            27
 Telefonica SA (UTIT) ............................         5,202            64
                                                                        ------
                                                                           181
Sweden - 0.5%
 ASSA ABLOY (METP) ...............................         3,400            49
 ForeningsSparbanken AB (BANK)  ..................         5,400            63
 Telefonaktiebolaget LM Ericsson AB (TELE) .......         7,200            39
                                                                        ------
                                                                           151
Switzerland - 2.3%
 Compagnie Financiere Richemont AG (RETS) ........            50           128
 Credit Suisse Group - Reg. (BANK)  ..............           300            49
 Holcim (CONS) ...................................           528           108
 Nestle SA Reg. (FOOD) ...........................           180            38
 Novartis AG Reg.(HEAL) ..........................         4,940           179
 Schweizerische Rueckversicherungs-Gesellschaft
  (INSU)  ........................................            50           100
 Synthes-Stratec, Inc. (HEAL)  ...................            70            43
                                                                        ------
                                                                           645
Taiwan - 0.4%
 Taiwan Semiconductor
  Manufacturing Co., Ltd. - ADR (ETRN) ...........         6,920           105

United Kingdom - 7.1%
 Applera Corporation - Applied Biosystems Group
  (HEAL)  ........................................         1,100            29
 AstraZeneca Group PLC (HEAL)  ...................        12,200           569
 Asustek Computer, Inc. - GDR (COMP) .............         9,750            42
 British Aerospace PLC (AERO)  ...................        11,000            53
 Chevron Corp. (OILX) ............................           900            81
 Corus Group (STEE) ..............................        59,000            50
 Dimension Data Holdings PLC (SOFT)  .............         8,900            34
 Halifax Group plc (LEND) ........................         4,800            56
 Juniper Networks, Inc. (SOFT)  ..................           800            25
 Linear Technology Corp. (ETRN)  .................           800            35
 Marks & Spencer PLC (RETS) ......................         7,000            26
 PartnerRe, Ltd. (INSU) ..........................           700            39
 Pearson PLC (MEDP) ..............................         2,900            48
 Prudential Corp. (INSU) .........................         3,000            36
 Reuters Group PLC (BUSI) ........................         5,500            72
 Robert Half International, Inc. (BUSI) ..........         1,400            35
 Shell Transport & Trading Co. PLC (OILX) ........        27,300           227
 Smiths Group PLC (DIOP) .........................         3,700            43
 The PMI Group, Inc. (INSU) ......................         1,700           124
 Unilever PLC (CNSU) .............................         9,400            79
 Vodafone AirTouch PLC (TELS)  ...................       128,238           284
                                                                        ------
                                                                         1,987
United States - 25.9%
 Advanced Micro Devices, Inc. (COMP) .............         2,800            81
 AES Corp. (UTIE) ................................         3,100           133
 Agere Systems, Inc. - Cl. A (ETRN)  .............         4,400            33
 Agilent Technologies, Inc. (ETRN)  ..............         2,000            65
 Air Products & Chemicals, Inc. (CHEM) ...........           900            41
 Alcoa, Inc. (META) ..............................         1,800            71
 Allstate Corp. (INSU) ...........................         1,300            57
 American Greetings Corp. - Cl. A (COMM) .........         5,200            57
 AOL Time Warner, Inc. (MEDI)  ...................         2,100           111
 Applied Materials, Inc. (ETRN)  .................         3,500           172
 AT&T Corp. (UTIT) ...............................         2,000            44
 AT&T Corp. - Liberty Media Group -
  Cl. A (MEDP) ...................................         7,000           122
 Baker Hughes, Inc. (OILX) .......................         2,700            90
 Bank of America Corp. (BANK)  ...................         4,700           282
 Berkshire Hathaway Inc. - Cl. A (DIOP) ..........             2           139
 Brocade Communications Systems, Inc. (COMP) .....         1,500            66
 Cablevision Systems Corp. (MEDI)  ...............         3,550            92
 Cablevision Systems Corp. - Cl. A (MEDI) ........         2,700           158
 Cadence Design Systems, Inc. (SOFT) .............         2,000            37
 Campbell Soup Co. (FOOD) ........................         3,300            85

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND


                                                                       Market
                    Name of Issuer                        Shares        Value
                                                                       (000's)
COMMON STOCK - CONTINUED
United States - Continued
 Charter Communications, Inc. - Cl. A (MEDI) .....         3,000      $     70
 CheckFree Corp. (SOFT) ..........................         1,900            67
 Circuit City Stores, Inc. (RETS)  ...............         6,900           124
 Cisco Systems, Inc. (ETRN) ......................         8,800           160
 Compaq Computer Corp. (COMP)  ...................         4,300            67
 Cox Communications, Inc. - Cl. A (TELS) .........         1,300            58
 DoubleClick, Inc. (SOFT) ........................         3,100            43
 Dover Corp. (MACH) ..............................           900            34
 Ecolab, Inc. (COMM) .............................         1,300            53
 Edison International (UTIT) .....................         3,000            33
 Exxon Mobil Corp. (OILE) ........................           400            35
 FleetBoston Financial Corp. (BANK)  .............         4,200           166
 Fluor Corp. (ENGI) ..............................         2,100            95
 General Mills, Inc. (FOOD) ......................         1,000            44
 General Motors Corp. (PART) .....................         1,000            64
 General Motors Corp. - Cl. H (AUTO) .............         1,800            36
 Genetech, Inc. (HEAL) ...........................         1,200            66
 H.J. Heinz Co. (FOOD) ...........................         1,300            53
 Hewlett-Packard Co. (COMP) ......................         4,500           129
 Household International, Inc. (LEND) ............         2,500           167
 Illinois Tool Works, Inc. (DIOP)  ...............         2,400           152
 IMC Global, Inc. (CHEM) .........................         7,200            73
 Intel Corp. (COMP) ..............................         2,100            61
 International Paper Co. (PAPR)  .................         1,300            46
 Intersil Holding Corp. (ETRN)  ..................         1,700            62
 Kellogg Co. (FOOD) ..............................         4,000           116
 KLA-Tencor Corp. (ETRN) .........................         2,400           140
 Kraft Foods, Inc. CL A (FOOD)  ..................         2,300            71
 Limited, Inc. (RETS) ............................         2,900            48
 Lowe's Cos., Inc. (RETS) ........................         3,000           218
 Macromedia, Inc. (SOFT) .........................         3,900            70
 Medtronic, Inc. (HEAL) ..........................         1,800            83
 Microsoft Corp. (SOFT) ..........................         1,100            80
 Motorola, Inc. (ETRN) ...........................         3,800            63
 Navistar International Corp., Inc.
  - Cl. B (AUTO) .................................         1,200            34
 Nike, Inc. - Cl. B (HOUS) .......................           900            38
 Nortel Networks Corp. (TELE)  ...................         4,000            36
 Novellus Systems, Inc. (ETRN)  ..................           700            40
 NRG Energy, Inc. (OILX) .........................         1,400            31
 Peoplesoft, Inc. (SOFT) .........................           900            44
 PepsiCo, Inc. (FOOD) ............................         2,200            97
 Pfizer, Inc. (HEAL) .............................         5,000           200
 PMC-Sierra, Inc. (ETRN) .........................         1,500            47
 Raytheon Co. (AERO) .............................         3,400            90
 Siebel Systems, Inc. (SOFT) .....................           800            38
 Sprint Corp. (UTIT) .............................         1,600            34
 Sprint PCS (PCS Group) (TELS)  ..................         3,500            85
 Teradyne, Inc. (ETRN) ...........................         3,000            99
 Texas Instruments, Inc. (ETRN)  .................         2,700            85
 The Walt Disney Co. (MEDI) ......................         1,000            29
 TMP Worldwide, Inc. (BUSI) ......................         1,100            66
 Transocean Sedco Forex, Inc. (OILS) .............         1,000            41
 Tyco International, Ltd. (DIOP)  ................         2,100           114
 TyCom, Ltd. (TELE) ..............................         2,700            46
 UAL Corp. (TRAN) ................................         2,700            95
 United Parcel Service, Inc. - Cl. B (TRAN) ......           700            41
 United Technologies Corp. (AERO)  ...............         1,800           132
 USA Education, Inc. (LEND) ......................         1,900           139
 USA Networks, Inc. (MEDI) .......................         4,500           126
 VeriSign, Inc. (SOFT) ...........................         1,000            60
 Viacom, Inc. - Cl. B (MEDI) .....................         1,000            52
 W.W. Grainger, Inc. (DIOP) ......................           900            37
 Washington Mutual, Inc. (BANK)  .................         7,350           276
 Weatherford International, Inc. (OILS) ..........         1,200            58
 Wells Fargo & Co. (BANK) ........................         2,000            93
 Williams Communication Group (TELE) .............         2,220             7
 Williams Cos., Inc. (OILX) ......................         2,700            89
                                                                      --------
                                                                         7,282
                                                                      --------
                               TOTAL COMMON STOCK-          58.9%       16,546
                                                                      --------

PREFERRED STOCK - 0.1%

Supra National - 0.1%
 UFJ International Finance
  (BERMUDA) 144A (FINL) ..........................     2,000,000            17
                                                                      --------
                            TOTAL PREFERRED STOCK-           0.1%           17
                                                                      --------
                                                            Par
                                                           Value
                                                          (000's)
PUBLICLY-TRADED BONDS

Canada - 1.0%
 Government of Canada (GOVF)
 7.25% due 06/01/07 ..............................           405           286

Denmark - 0.5%
 Kingdom of Denmark - Bullet Bond (GOVF)
 8.0% due 03/15/06 ...............................         1,100           141

Finland - 0.8%
 Republic of Finland - Bonds (GOVF)
 5.75% due 02/23/11 ..............................           250           218

France - 1.0%
 Government of France - Debs. (GOVF)
 4.0% due 10/25/09 ...............................           370           289

Germany - 3.4%
 Federal Republic of Germany - Bonds (GOVF)
 5.25% due 01/04/08 ..............................         1,000           869
 Kredit Fur Wiederaufbau (BANK)
 5.0% due 07/04/11 ...............................           100            82
                                                                      --------
                                                                           951

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

                                                           Par         Market
                    Name of Issuer                        Value         Value
                                                         (000's)       (000's)
PUBLICLY-TRADED BONDS - Continued

Japan - 1.8%
 Government of Japan - Bonds (GOVF)
 0.9% due 12/22/08 ...............................        30,000      $    242
 Government of Japan (GOVF)
 1.8% due 03/22/10 ...............................        30,000           257
                                                                      --------
                                                                           499
Luxembourg - 0.9%
 KFW International Finance (BANK)
 1.0% due 12/20/04 ...............................        30,000           247

Netherlands - 6.3%
 Netherlands Government - Bonds Series 1 & 2 (GOVF)
 6.0% due 01/15/06 ...............................         2,000         1,782

Supra National - 6.7%
 Asian Development Bank (BANK)
 5.625% due 02/18/02 .............................        40,000           332
 Bank of Ireland (BANK)
 6.45% due 02/10/10 ..............................           250           215
 British Telecommunications PLC (TELS)
 6.875% due 02/15/11 .............................           125           107
 FIixed Link Finance BV (FINL)
 6.3% due 08/28/25 ...............................           100           141
 International Bank of Reconstruction &
  Development - Debs. (BANK)
 4.75% due 12/20/04 ..............................        30,000           278
 International-American Development
  Bank - Bonds (BANK)
 1.9% due 07/08/09 ...............................        40,000           349
 Kingdom of Spain - Notes (GOVF)
 3.1% due 09/20/06 ...............................        50,000           458
                                                                      --------
                                                                         1,880
United Kingdom - 0.5%
 U.K. Treasury (GOVF)
 7.25% due 12/07/07 ..............................           100           154

United States - 12.7%
 Federal National Mortgage Assoc. (GOVA)
 5.25% due 01/15/09 ..............................           340           325
 Federal National Mortgage Assoc. - Sr. Notes
  (GOVA)
 2.125% due 10/09/07 .............................        40,000           352
 Nortel Networks, Ltd. - Notes (TELE)
 6.125% due 02/15/06 .............................           125           108
 U.S. Treasury Bills (GOVE)
 3.435% due 09/13/01  ............................            62            62
 U.S. Treasury - Bonds (GOVE)
 7.25% due 05/15/16 ..............................           250           285
 8.0% due 11/15/21 ...............................           635           791
 U.S. Treasury - Notes (GOVE)
 5.75% due 08/15/03 ..............................         1,115         1,147
 6.625% due 05/31/02 .............................           489           501
                                                                      --------
                                                                         3,571
                                                                      --------
                      TOTAL PUBLICLY-TRADED BONDS-          35.6%       10,018
                                                                      --------

SHORT-TERM INVESTMENTS - 3.3%
Investment in joint trading account
 3.97% due 07/02/01 ..............................    $      931           931
                                                      ----------      --------
                                TOTAL INVESTMENTS-          97.9%       27,512
                   Other Assets & Liabilities, Net           2.1%          594
                                                      ----------      --------
                                       NET ASSETS-         100.0%     $ 28,106
                                                      ==========      ========


ADR - American Depository Receipts.
GDR - Global Depository Receipts.
(a) Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, securities aggregated $119 or 42% of net assets of the Portfolio.

See notes to financial statements.

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BALANCED FUND

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY


                                                       Market       % of
                                          Industry      Value     Long-Term
               Industry                 Abbreviation   (000s)    Investments

Foreign Governmental .................      GOVF       $4,696        17.7%
Bank .................................      BANK        2,767        10.4
U.S. Governmental ....................      GOVE        2,786        10.5
Electronic Products & Services .......      ETRN        2,076         7.8
Health Care Products .................      HEAL        1,599         6.0
Telecommunication Services ...........      TELS          977         3.7
Diversified Operations ...............      DIOP          964         3.6
Media - TV / Radio ...................      MEDI          733         2.8
Insurance ............................      INSU          726         2.7
Food, Beverage & Tobacco .............      FOOD          712         2.7
U.S. Government Agencies .............      GOVA          677         2.5
Financial Services ...................      FINL          661         2.5
Retail - Department Stores ...........      RETS          629         2.4
Telecommunication Equipment ..........      COMP          619         2.3
Computer Software & Services .........      SOFT          582         2.2
Oil & Natural Gas Exploration &
 Production ..........................      OILX          574         2.2
Computer Equipment ...................      TELE          494         1.9
Automobile ...........................      AUTO          400         1.5
Personal & Commercial Lending ........      LEND          362         1.4
Aerospace & Defense ..................      AERO          351         1.3
Telephone ............................      UTIT          319         1.2
Commercial Sevices ...................      COMM          268         1.0
Media - Publishing ...................      MEDP          265         1.0
Leisure & Recreation .................      LEIS          232         0.9
Business Services ....................      BUSI          221         0.8
Oil ..................................      OILS          211         0.8
Electric Power .......................      UTIE          173         0.7
Engineering & Construction ...........      ENGI          170         0.6
Metals & Mining ......................      META          143         0.5
Transportation Services ..............      TRAN          136         0.5
Chemical .............................      CHEM          114         0.4
Housing ..............................      HOUS          110         0.4
Construction .........................      CONS          108         0.4
Machinary ............................      MACH           91         0.3
Container ............................      CONT           85         0.3
Consumer-Miscellaneous ...............      CNSU           79         0.3
Brokerage & Investment Management ....      FUND           77         0.3
Auto & Truck Parts ...................      PART           64         0.2
Electric Equipment ...................      ELEQ           53         0.2
Steel ................................      STEE           50         0.2
Precious Metals ......................      METP           49         0.2
Paper & Forset Products ..............      PAPR           46         0.2
Real Estate Operations ...............      REAL           43         0.2
Oil Eequipment & Service .............      OILE           35         0.1
Shoe & Apparel Manufacturing .........      APPA           27         0.1
Real Estate Investment Trust .........      REIT           27         0.1
                                                      -------      ------
                                                      $26,581       100.0%
                                                      =======      ======

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                                         Market
         Name of Issuer                                Shares            Value
                                                                        (000's)
COMMON STOCK
Bank - 0.9%
 North Fork Bancorp, Inc. .....................       93,430          $  2,896
Brokerage & Investment Management - 1.0%
 E*Trade Group, Inc. * ........................      454,265             2,930

Commercial Services - 12.1%
 Apollo Group, Inc. - Cl. A * .................      239,178            10,153
 Cendant Corp. ................................      212,900             4,152
 Concord EFS, Inc. ............................       96,030             4,994
 Lamar Advertising Co. * ......................      145,515             6,403
 Plexus Corp. * ...............................       53,275             1,758
 TMP Worldwide, Inc. * ........................      154,895             9,294
                                                                      --------
                                                                        36,754
Consumer Miscellaneous - 1.6%
 University of Phoenix Online * ...............      114,805             4,879

Electric Power - 2.8%
 AES Corp. ....................................      104,260             4,489
 Calpine Corp. * ..............................       29,955             1,132
 Reliant  Resources, Inc. .....................      111,040             2,743
                                                                      --------
                                                                         8,364
Electrical Equipment - 1.1%
 Flextronics International Ltd. ...............      125,030             3,265

Electronic Products & Services - 11.5%
 Celestica, Inc. ..............................       32,995             1,699
 Cree, Inc. * .................................      387,525            10,132
 Integrated Device Technology, Inc. * .........      252,640             8,006
 Intersil Holding Corp. * .....................      176,175             6,413
 Semtech Corp. * ..............................      104,415             3,132
 Vitesse Semiconductor Corp. * ................      259,070             5,451
                                                                      --------
                                                                        34,833
Financial Services - 4.0%
 Paychex, Inc. ................................      299,393            11,978

Health Care Products - 22.2%
 Abgenix, Inc. * ..............................      143,710             6,467
 Andrx Corp. * ................................       86,855             6,688
 Cardinal Health, Inc. ........................       56,392             3,891
 CuraGen Corp. * ..............................      150,995             5,496
 Enzon, Inc. ..................................       88,360             5,522
 Human Genome Sciences, Inc. * ................       88,300             5,320
 Laboratory Corporation of America Holdings ...       72,450             5,571
 McKesson HBOC, Inc. ..........................      101,680             3,774
 Medarex, Inc. * ..............................      238,320             5,601
 Millennium Pharmaceuticals, Inc. * ...........      160,790             5,721
 OSI Pharmaceuticals, Inc. ....................      106,155             5,583
 Priority Healthcare Corp. - Cl B .............       68,125             1,927
 Sepracor, Inc. * .............................      138,080             5,494
                                                                      --------
                                                                        67,055
Health Care Services - 3.9%
 Community Health Systems, Inc. ...............      100,310             2,959
 Manor Care, Inc. .............................      101,915             3,236
 Quest Diagnostics, Inc. ......................       76,305             5,711
                                                                      --------
                                                                        11,906
Media - TV & Radio - 6.0%
 Charter Communications, Inc. - Cl. A .........      451,835            10,550
 Cox Radio, Inc. - Cl. A * ....................      101,080             2,815
 Entercom Communications Corp. * ..............       53,380             2,862
 Hispanic Broadcasting Corp. * ................       68,100             1,954
                                                                      --------
                                                                        18,181
Oil & Natural Gas Exploration & Production - 5.6%
 EOG Resources, Inc. ..........................       72,910             2,592
 Kinder Morgan, Inc. ..........................      211,335            10,620
 NRG Energy, Inc. .............................       53,275             1,176
 Valero Energy Corp. ..........................       72,335             2,660
                                                                      --------
                                                                        17,048
Oil - Equipment & Service - 4.1%
 Hanover Compressor Co. * .....................      265,055             8,771
 Universal Compression Holdings * .............      127,510             3,621
                                                                      --------
                                                                        12,392
Retail - Department Stores - 1.4%
 eBay, Inc. ...................................       61,590             4,218

Retail - Drug Stores - 1.2%
 Walgreen Co. .................................      103,115             3,521

Telecommunication Equipment - 8.0%
 American Tower Corp. - Cl. A .................      480,275             9,927
 SBA Communications Corp. .....................      172,680             4,274
 Sonus Networks, Inc. .........................      289,590             6,765
 TriQuint Semiconductor, Inc. .................      143,640             3,232
                                                                      --------
                                                                        24,198
Telecommunication Services - 7.3%
 Crown Castle International Corp. * ...........      565,955             9,282
 EchoStar Communications Corp. - Cl. A * ......      100,200             3,248
 Western Wireless Corp. - Cl. A * .............      221,470             9,523
                                                                      --------
                                                                        22,053
Transportation Services - 2.4%
 C.H. Robinson Worldwide, Inc. ................        3,060                86
 Expeditors International of
  Washington, Inc. ............................       24,570             1,474
 Ryanair Holdings PLC - ADR ...................      110,760             5,754
                                                                      --------
                                                                         7,314
                                                                      --------
                            TOTAL COMMON STOCK-         97.1%          293,785
                                                                      --------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP GROWTH FUND

                                                      Par             Market
         Name of Issuer                              Value            Value
                                                    (000's)          (000's)
SHORT-TERM INVESTMENTS
Commercial Paper - 2.8%
 CIT Group Holdings, Inc.
  4.14% due 07/02/01 ..........................  $     8,398      $      8,398


                                                    Shares
Cash Equivalents - 4.0%
 Navigator Securities Lending Prime
  Portfolio **                                    12,189,354            12,189
                                                 -----------      ------------
                   TOTAL SHORT-TERM INVESTMENTS          6.8%           20,587
                                                 -----------      ------------
                             TOTAL INVESTMENTS-        103.9%          314,372
               Other Assets & Liabilities, Net-         (3.9)%         (11,825)
                                                 -----------      ------------
                                    NET ASSETS-        100.0%     $    302,547
                                                 ===========      ============

ADR-American Depository Receipts
*   Non-income producing security.
**  Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                        Market
              Name of Issuer                          Shares             Value
                                                                        (000's)
COMMON STOCK
Auto & Truck Parts - 2.6%
 Johnson Controls, Inc. .......................        3,200            $  232
 Lear Corp. ...................................        3,400               119
 Visteon Corp. ................................       13,300               244
                                                                        ------
                                                                           595
Bank - 6.7%
 Charter One Financial, Inc. ..................        7,300               233
 M&T Bank Corp. ...............................        2,100               158
 National Commerce Financial Corp. ............       10,500               256
 SouthTrust Corp. .............................       12,000               312
 Synovus Financial Corp. ......................        7,700               242
 TCF Financial Corp. ..........................        6,700               310
                                                                        ------
                                                                         1,511
Chemical - 3.8%
 Air Products & Chemicals, Inc. ...............        6,000               275
 Ashland, Inc. ................................        2,800               112
 Eastman Chemical Co. .........................        2,100               100
 Praxair, Inc. ................................        6,300               296
 Rohm & Haas Co. ..............................        2,300                76
                                                                        ------
                                                                           859
Commercial Services - 2.9%
 Avery Dennison Corp. .........................        3,900               199
 Concord EFS, Inc. ............................        5,700               297
 Ecolab, Inc. .................................        2,000                82
 Sybase, Inc. .................................        4,100                67
                                                                        ------
                                                                           645
Computer Equipment - 3.5%
 Advanced Micro Devices, Inc. .................        4,900               141
 Apple Computer, Inc. .........................        6,500               151
 Lexmark International Group, Inc. - Cl. A ....        7,402               498
                                                                        ------
                                                                           790
Computer Software & Services - 5.9%
 Adobe Systems, Inc. ..........................        1,300                61
 BMC Software, Inc. ...........................        3,000                68
 Cadence Design Systems, Inc. .................        8,100               151
 Citrix Systems, Inc. .........................        3,600               126
 Fiserv, Inc. .................................        1,800               115
 Intuit, Inc. .................................        3,500               140
 NCR Corp. ....................................        4,600               216
 SunGard Data Systems, Inc. ...................        9,900               297
 Synopsys, Inc. ...............................        3,100               150
                                                                        ------
                                                                         1,324
Consumer Miscellaneous - 2.2%
 Black & Decker Corp. .........................        7,500               296
 Parker-Hannifin Corp. ........................        5,000               212
                                                                        ------
                                                                           508
Cosmetic & Personal Care - 1.2%
 Avon Products, Inc. ..........................        5,700               264

Diversified Operations - 2.6%
 Danaher Corp. ................................        5,700               319
 ITT Industries, Inc. .........................        2,500               111
 Pall Corp. ...................................        4,800               113
 Reynolds & Reynolds Co. - Cl. A ..............        2,300                50
                                                                        ------
                                                                           593
Electric Power - 10.1%
 Allegheny Energy, Inc. .......................       12,800               618
 Calpine Corp. ................................        2,400                91
 Energy East Corp. ............................       15,700               328
 Exelon Corp. .................................        4,600               295
 Mirant Corp. .................................        9,900               340
 UtiliCorp United, Inc. .......................       19,700               602
                                                                        ------
                                                                         2,274
Electrical Equipment - 0.7%
 Cooper Industries, Inc. ......................        3,900               154

Electronic Products & Services - 5.1%
 Applera Corporation - Applied Biosystems
  Group .......................................        6,500               174
 Atmel Corp. ..................................        8,400               113
 LSI Logic Corp. ..............................        5,400               102
 Maxim Integrated Products, Inc. ..............        1,100                49
 Novellus Systems, Inc. .......................        2,500               142
 QLogic Corp. .................................        1,200                77
 Rockwell International Corp. .................        4,300               164
 Tektronix, Inc. ..............................        5,200               141
 Teradyne, Inc. ...............................        2,700                89
 Waters Corp. .................................        3,300                91
                                                                        ------
                                                                         1,142
Financial Services - 2.3%
 First Tennessee National Corp. ...............        5,800               201
 Stillwell Financial, Inc. ....................        9,700               326
                                                                        ------
                                                                           527
Food, Beverage & Tobacco - 3.0%
 Archer Daniels Midland Co. ...................       29,047               378
 Hormel Foods Corp. ...........................        3,700                90
 UST, Inc. ....................................        7,500               216
                                                                        ------
                                                                           684
Health Care Products - 4.7%
 Allergan, Inc. ...............................        3,500               299
 Cephalon, Inc. ...............................        2,500               176
 Invitrogen Corp. .............................        2,700               194
 King Pharmaceuticals, Inc. ...................        2,800               151
 Laboratory Corporation of America Holdings ...        1,900               146
 Millipore Corp. ..............................        1,600                99
                                                                        ------
                                                                         1,065
Health Care Services - 4.5%
 Lincare Holdings, Inc. .......................       10,200               306

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                                        Market
              Name of Issuer                          Shares             Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Health Care Services - Continued
 St. Jude Medical, Inc. .......................        1,100           $    66
 Trigon Healthcare, Inc. ......................        9,271               601
 Universal Health Services, Inc. - Cl. B ......          900                41
                                                                       -------
                                                                         1,014
Housing - 1.5%
 Centex Corp. .................................        8,100               330

Insurance - 7.2%
 Everest Re Group, Ltd. .......................        1,000                75
 Hartford Financial Services Group, Inc. ......        2,000               137
 Lincoln National Corp. .......................        7,800               403
 PartnerRe, Ltd. ..............................        3,100               172
 St. Paul Cos., Inc. ..........................        7,700               390
 Torchmark, Inc. ..............................        5,900               237
 XL Capital, Ltd. - Cl. A .....................        2,700               222
                                                                       -------
                                                                         1,636
Leisure & Recreation - 2.0%
 Mattel, Inc. .................................        7,000               133
 Sabre Group Holdings, Inc. ...................        6,600               330
                                                                       -------
                                                                           463
Media - Publishing - 0.9%
 Knight-Ridder, Inc. ..........................        2,100               125
 New York Times Co. - Cl. A ...................        1,700                71
                                                                       -------
                                                                           196
Media - TV & Radio - 1.0%
 Westwood One, Inc. ...........................        5,900               217

Metals & Mining - 0.5%
 Alcan Aluminum, Ltd. .........................        2,600               109

Oil - 0.7%
 Conoco, Inc. - Cl. A .........................        5,300               150

Oil & Natural Gas Exploration & Production - 4.8%
 Amerada Hess Corp. ...........................        2,900               234
 Apache Corp. .................................        1,800                91
 Noble Drilling Corp. .........................        5,000               164
 Sempra Energy ................................        4,000               110
 Sunoco, Inc. .................................        4,400               161
 USX-Marathon Group ...........................       11,100               328
                                                                       -------
                                                                         1,088
Oil - Equipment & Service - 2.1%
 BJ Services Co. ..............................       16,700               474

Paper & Forest Products - 1.1%
 Abitibi-Consolidated, Inc. ...................       18,800               144
 Westvaco Corp. ...............................        4,800               116
                                                                       -------
                                                                           260
Precious Metals/Gems/Stones - 0.3%
 Freeport-McMoRan Copper & Gold, Inc. - Cl. B .        6,500                72

Retail - Department Stores - 5.3%
 Abercrombie & Fitch Co. ......................        3,400           $   151
 Bed Bath & Beyond, Inc. ......................       11,200               350
 BJ's Wholesale Club, Inc. ....................          900                48
 Family Dollar Stores, Inc. ...................        6,100               156
 J.C. Penney Co., Inc. ........................        1,700                45
 Kohl's Corp. .................................          700                44
 TJX Cos., Inc. ...............................        7,500               239
 Toys "R" Us, Inc. ............................        6,800               168
                                                                       -------
                                                                         1,201
Retail - Food - 1.6%
 Brinker International, Inc. ..................        3,300                85
 Darden Restaurants, Inc. .....................        2,300                64
 Starbucks Corp. ..............................        6,000               138
 Wendy's International, Inc. ..................        2,800                72
                                                                       -------
                                                                           359
Shoe & Apparel Manufacturing - 0.8%
 Nike, Inc. - Cl. B ...........................        2,500               105
 V.F. Corp. ...................................        1,900                69
                                                                       -------
                                                                           174
Steel - 0.6%
 Nucor Corp. ..................................        2,800               137

Telecommunication Equipment - 0.6%
 Comverse Technology, Inc. ....................        1,200                69
 Linear Technology Corp. ......................        1,700                75
                                                                       -------
                                                                           144
Telecommunication Services - 1.9%
 Broadwing, Inc. ..............................       11,700               286
 EchoStar Communications Corp. - Cl. A ........        4,700               153
                                                                       -------
                                                                           439
Telephone - 1.1%
 Telephone and Data Systems, Inc. .............        2,300               250

Transportation Services - 3.8%
 AMR Corp. ....................................        2,400                87
 Canadian Pacific, Ltd. .......................        3,100               120
 CSX Corp. ....................................        5,700               207
 Norfolk Southern Corp. .......................        9,900               205
 Northwest Airlines Corp. .....................        2,700                68
 Southwest Airlines Co. .......................        9,100               168
                                                                       -------
                                                                           855
                                                                       -------
                            TOTAL COMMON STOCK-         99.6%           22,503
                                                                        ------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MID CAP BLEND FUND

                                                       Par             Market
                                                      Value             Value
                                                     (000's)           (000's)
SHORT-TERM INVESTMENTS - 0.0%
 Investment in joint trading account
  3.97% due 07/02/01 ..........................      $     5           $     5
                                                     -------           -------
                             TOTAL INVESTMENTS-         99.6%           22,508
               Other Assets & Liabilities, Net-          0.4%               91
                                                     -------           -------
                                    NET ASSETS-        100.0%          $22,599
                                                     =======           =======

See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                       Market
              Name of Issuer                         Shares             Value
                                                                       (000's)
COMMON STOCK
Aerospace & Defense - 3.1%
 Honeywell International, Inc. ................       83,500           $ 2,922
 Lockheed Martin Corp. ........................      111,000             4,112
                                                                       -------
                                                                         7,034
Auto & Truck Parts - 1.1%
 Dana Corp. ...................................        7,400               173
 Genuine Parts Co. ............................       59,200             1,865
 TRW, Inc. ....................................       10,400               426
                                                                       -------
                                                                         2,464
Automobile - 0.5%
 Ford Motor Co. ...............................       47,500             1,166

Bank - 9.7%
 Bank of America Corp. ........................       37,200             2,233
 Bank One Corp. ...............................       75,100             2,689
 FleetBoston Financial Corp. ..................       87,972             3,471
 JP Morgan Chase & Co. ........................       63,230             2,820
 Mellon Financial Corp. .......................      108,400             4,986
 Mercantile Bankshares Corp. ..................       34,900             1,366
 National City Corp. ..........................       44,100             1,357
 US Bancorp ...................................       43,700               996
 Wells Fargo & Co. ............................       40,900             1,899
                                                                       -------
                                                                        21,817
Business Services - 1.0%
 Dun & Bradstreet Corp. .......................       23,500               663
 H&R Block, Inc. ..............................       23,400             1,510
                                                                       -------
                                                                         2,173
Chemical - 3.1%
 Dow Chemical Co. .............................       46,500             1,546
 E.I. du Pont de Nemours & Co. ................       63,700             3,073
 Great Lakes Chemical Corp. ...................       47,000             1,450
 Hercules, Inc. ...............................       71,700               810
                                                                       -------
                                                                         6,879
Commercial Services - 1.3%
 R.R. Donnelley & Sons Co. ....................       50,100             1,488
 The Dun & Bradstreet Corp. * .................       46,100             1,544
                                                                       -------
                                                                         3,032
Computer Equipment - 1.8%
 Compaq Computer Corp. ........................       54,600               845
 Hewlett-Packard Co. ..........................       58,000             1,659
 Intel Corp. ..................................       33,400               977
 Xerox Corp. ..................................       63,000               603
                                                                       -------
                                                                         4,084
Computer Software & Services - 1.2%
 BMC Software, Inc.* ..........................        3,000                68
 Microsoft Corp. ..............................       28,500             2,080
 Unisys Corp. * ...............................       38,600               568
                                                                       -------
                                                                         2,716
Construction - 0.8%
 Armstrong Holdings, Inc. .....................       18,400           $    65
 Stanley Works ................................       41,700             1,747
                                                                       -------
                                                                         1,812
Consumer Miscellaneous - 2.0%
 Black & Decker Corp. .........................       17,700               698
 Clorox Co. ...................................       38,400             1,300
 Fortune Brands, Inc. .........................       57,500             2,206
 Newell Rubbermaid, Inc. ......................        8,000               201
                                                                       -------
                                                                         4,405
Cosmetic & Personal Care - 2.7%
 Gillette Co. .................................       82,500             2,392
 International Flavors & Fragrances, Inc ......       59,300             1,490
 Procter & Gamble Co. .........................       32,800             2,092
                                                                       -------
                                                                         5,974
Diversified Operations - 1.7%
 Corning, Inc. ................................       38,900               650
 Eaton Corp. ..................................       16,300             1,143
 Pall Corp. ...................................       85,100             2,002
                                                                       -------
                                                                         3,795
Electric Power - 3.0%
 Duke Energy Co. ..............................       25,200               983
 Exelon Corp. .................................       36,375             2,332
 Firstenergy Corp. ............................       38,800             1,248
 Mirant Corp. .................................        3,902               134
 Niagara Mohawk Holdings, Inc. ................       39,100               692
 Southern Co. .................................       60,900             1,416
                                                                       -------
                                                                         6,805
Electrical Equipment - 0.3%
 Cooper Industries, Inc. ......................       17,000               673

Electronic Products & Services - 3.5%
 Agere Systems, Inc. - Cl. A ..................      137,700             1,033
 Axcelis Technologies, Inc. ...................        3,800                56
 Hubbell, Inc. - Cl. B ........................       54,100             1,569
 Motorola, Inc. ...............................       94,400             1,563
 Rockwell International Corp. .................       55,600             2,119
 Texas Instruments, Inc. ......................       48,500             1,528
                                                                       -------
                                                                         7,868
Food, Beverage & Tobacco - 7.3%
 Brown-Forman Corp. - Cl. B ...................       28,000             1,790
 Campbell Soup Co. ............................       52,300             1,347
 General Mills, Inc. ..........................       51,200             2,241
 H.J. Heinz Co. ...............................       38,100             1,558
 Hershey Foods Corp. ..........................       46,000             2,839
 Kellogg Co. ..................................       33,900               983
 McCormick & Co., Inc. ........................       32,600             1,370
 Philip Morris Cos., Inc. .....................       45,200             2,294
 UST, Inc. ....................................       72,100             2,081
                                                                       -------
                                                                        16,503

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                                      Market
              Name of Issuer                         Shares            Value
                                                                      (000's)
COMMON STOCK - CONTINUED
Health Care Products - 5.3%
 Abbott Laboratories ..........................       46,600          $  2,237
 American Home Products Corp. .................       63,500             3,711
 Becton, Dickinson & Co. ......................       41,200             1,475
 Bristol-Myers Squibb Co. .....................       38,300             2,003
 Pharmacia Corp. ..............................       14,675               674
 Schering-Plough Corp. ........................       47,600             1,725
                                                                       -------
                                                                        11,825
Insurance - 6.4%
 American General Corp. .......................       69,300             3,219
 Aon Corp. ....................................       36,000             1,260
 Chubb Corp. ..................................       33,700             2,610
 Lincoln National Corp. .......................       31,800             1,646
 Safeco Corp. .................................       53,700             1,584
 St. Paul Cos., Inc. ..........................       28,652             1,452
 UnumProvident Corp. ..........................       82,700             2,656
                                                                       -------
                                                                        14,427
Leisure & Recreation - 3.4%
 Eastman Kodak Co. ............................       47,400             2,213
 Hasbro, Inc. .................................      103,900             1,501
 Hilton Hotels Corp. ..........................      113,200             1,313
 Starwood Hotels & Resorts Worldwide, Inc. ....       67,300             2,509
                                                                       -------
                                                                         7,536
Media - Publishing - 1.9%
 Dow Jones & Co., Inc. ........................       26,100             1,558
 Knight-Ridder, Inc. ..........................       39,300             2,331
 Readers Digest Association, Inc. - Cl. A .....       16,500               474
                                                                       -------
                                                                         4,363
Media - TV & Radio - 1.0%
 The Walt Disney Co. ..........................       78,700             2,274

Metals & Mining - 1.7%
 Minnesota Mining & Manufacturing Co. .........       27,400             3,126
 Phelps Dodge Corp. ...........................       17,100               710
                                                                       -------
                                                                         3,836
Oil - 1.7%
 Baker Hughes, Inc. ...........................       37,100             1,243
 Royal Dutch Petroleum Co. - NY Shares ........       44,500             2,593
                                                                       -------
                                                                         3,836
Oil & Natural Gas Exploration & Production - 9.8%
 Amerada Hess Corp. ...........................       26,000             2,101
 BP Amoco PLC - ADR ...........................       82,332             4,104
 Chevron Corp. ................................       34,400             3,113
 Exxon Mobil Corp. ............................       64,267             5,614
 Texaco, Inc. .................................       53,400             3,556
 Unocal Corp. .................................       66,400             2,268
 USX-Marathon Group ...........................       42,500             1,254
                                                                       -------
                                                                        22,010
Paper & Forest Products - 2.4%
 International Paper Co. ......................       87,170             3,112
 Kimberly-Clark Corp. .........................       28,800             1,610
 Mead Corp. ...................................       23,100               627
                                                                       -------
                                                                         5,349
Personal & Commercial Lending - 1.2%
 Citigroup, Inc. ..............................       51,566             2,725

Pollution Control - 1.4%
 Waste Management, Inc. .......................      101,290             3,122

Real Estate Investment Trust - 0.9%
 Simon Property Group, Inc. ...................       64,700             1,939

Real Estate Operations - 0.5%
 Rouse Co. ....................................       42,300             1,212

Retail - Department Stores - 2.4%
 J.C. Penney Co., Inc. ........................       28,000               738
 May Department Stores Co. ....................       57,650             1,975
 Toys "R" Us, Inc. *  .........................      108,500             2,686
                                                                       -------
                                                                         5,399
Retail - Food - 1.1%
 Albertson's, Inc. ............................       15,400               462
 McDonald's Corp. .............................       72,200             1,954
                                                                       -------
                                                                         2,416
Telecommunication Equipment - 0.1%
 Lucent Technologies, Inc. ....................       46,900               291

Telecommunication Services - 1.6%
 Verizon Communications .......................       68,716             3,676

Telephone - 4.9%
 Alltel Corp. .................................       45,300             2,775
 AT&T Corp. ...................................       77,400             1,703
 BellSouth Corp. ..............................       52,500             2,114
 SBC Communications, Inc. .....................       73,355             2,939
 Sprint Corp. .................................       71,500             1,527
                                                                       -------
                                                                        11,058
Transportation Services - 2.6%
 Norfolk Southern Corp. .......................       81,900             1,695
 Union Pacific Corp. ..........................       74,300             4,080
                                                                       -------
                                                                         5,775
U.S. Government Agencies - 1.6%
 Federal National Mortgage Assoc ..............       41,400             3,525
                                                                       -------
                            TOTAL COMMON STOCK-         96.0%          215,794
                                                                       -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                                      Par              Market
              Name of Issuer                         Value              Value
                                                    (000's)            (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 3.8%
 Investment in joint trading account
 3.97% due 07/02/01 ...........................   $    8,673          $  8,673


                                                    Shares
Cash Equvalents - 2.6%
 Navigator Securities Lending Prime
  Portfolio **                                     5,765,047             5,765
                                                  ----------          --------
                   TOTAL SHORT-TERM INVESTMENTS          6.4%           14,438
                                                  ----------          --------
                             TOTAL INVESTMENTS-        102.4%          230,232
               Other Assets & Liabilities, Net-         (2.4)%          (5,506)
                                                  ----------          --------
                                    NET ASSETS-        100.0%         $224,726
                                                  ==========          ========

ADR-American Depository Receipts
*   Non-income producing security.
**  Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                        Market
    Name of Issuer                                    Shares             Value
                                                                        (000's)
COMMON STOCK
Aerospace & Defense - 2.4%
 Boeing Co. ...................................        2,110            $  117
 General Dynamics Corp ........................        4,130               321
 Honeywell International, Inc. ................        4,450               156
 Lockheed Martin Corp. ........................        7,370               273
 Raytheon Co. .................................          790                21
 United Technologies Corp .....................        2,040               150
                                                                        ------
                                                                         1,038
Auto & Truck Parts - 0.8%
 Goodyear Tire & Rubber Co. ...................          870                24
 Johnson Controls, Inc ........................        4,260               309
 Visteon Corp. ................................          100                 2
                                                                        ------
                                                                           335
Automobile - 1.3%
 Ford Motor Co. ...............................        4,280               105
 General Motors Corp. .........................        7,110               458
 General Motors Corp. - Cl. H .................        1,400                28
                                                                        ------
                                                                           591
Bank - 10.6%
 Bank of America Corp. ........................       13,780               827
 Bank of New York Co., Inc. ...................        7,040               338
 Bank One Corp. ...............................        4,110               147
 BB&T, Corp. ..................................        3,150               116
 Comerica, Inc. ...............................        2,200               127
 Fifth Third Bancorp ..........................        1,980               119
 FleetBoston Financial Corp ...................        6,270               247
 Hudson City Bancorp, Inc .....................        3,120                72
 Investors Financial Services Corp. ...........        1,740               117
 JP Morgan Chase & Co. ........................        6,020               268
 M&T Bank Corp. ...............................        3,480               263
 Mellon Financial Corp ........................        3,610               166
 National City Corp. ..........................        3,180                98
 Northern Trust Corp. .........................        2,110               132
 PNC Bank Corp. ...............................        4,070               268
 Popular, Inc. ................................          610                20
 Regions Financial Corp .......................        1,140                36
 SouthTrust Corp. .............................          530                14
 State Street Corp. ...........................          100                 5
 Suntrust Banks, Inc. .........................        6,300               408
 TCF Financial Corp. ..........................          700                32
 US Bancorp ...................................        3,260                74
 Washington Mutual, Inc .......................       11,420               429
 Wells Fargo & Co. ............................        7,070               328
 Zions Bancorp ................................          440                26
                                                                        ------
                                                                         4,677
Brokerage & Investment Management - 0.4%
 Morgan Stanley, Dean Witter,
      Discover & Co. ..........................        2,800               180

Building Materials - 0.1%
 Monsanto Co. .................................          910                34

Business Services - 0.1%
 Express Scripts, Inc. - Cl. A * ..............          540                30

Chemical - 1.6%
 Ashland, Inc. ................................        5,090               204
 Cabot Corp. ..................................          790                29
 Dow Chemical Co. .............................        4,540               151
 Engelhard Corp. ..............................        2,380                61
 Sigma-Aldrich Corp. ..........................        6,210               240
                                                                        ------
                                                                           685
Coal - 0.0%
 Arch Coal, Inc. ..............................          100                 3

Commercial Services - 1.0%
 Apollo Group, Inc. -  Cl. A ..................        2,090                89
 Avery Dennison Corp. .........................          610                31
 Cendant Corp. * ..............................          440                 8
 Ecolab, Inc. .................................        2,630               108
 Omnicom Group, Inc. ..........................        2,500               215
                                                                        ------
                                                                           451
Computer Equipment - 1.6%
 Dell Computer Corp. ..........................          100                 3
 EMC Corp. ....................................          520                15
 Hewlett-Packard Co. ..........................        2,300                66
 International Business Machines Corp. ........        5,180               585
 Tech Data Corp. * ............................          700                23
 Xerox Corp. ..................................          200                 2
                                                                        ------
                                                                           694
Computer Software & Services - 1.9%
 3Com Corp.* ..................................          610                 3
 Affiliated Computer Services, Inc.
 - Cl. A * ....................................        3,460               249
 At Home Corp. - Ser A ........................          610                 1
 EarthLink, Inc. ..............................          100                 2
 Electronic Data Systems Corp. ................        1,300                81
 First Data Corp. .............................        2,960               190
 Intuit, Inc. * ...............................          350                14
 Pixar, Inc. ..................................        1,400                57
 Progressive Corp. ............................        1,830               247
                                                                        ------
                                                                           844
Consumer Miscellaneous - 0.5%
 Harley-Davidson, Inc. ........................        2,510               118
 Ingram Micro, Inc. - Cl. A * .................        3,860                56
 Sherwin-Williams Co. .........................        2,410                54
                                                                        ------
                                                                           228
Cosmetic & Personal Care - 3.4%
 Alberto-Culver Co. - Cl. B ...................        1,580                66
 Avon Products, Inc. ..........................        3,190               148
 Colgate-Palmolive Co. ........................        5,310               313
 Estee Lauder Cos., Inc. - Cl. A ..............        1,310                57
 Procter & Gamble Co. .........................       13,310               849

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                        Market
    Name of Issuer                                     Shares            Value
                                                                        (000's)
COMMON STOCK - Continued
Cosmetic & Personal Care - Continued
 Unilever NV - NY Shares ......................          700           $    42
                                                                        ------
                                                                         1,475
Diversified Operations - 1.1%
 Danaher Corp. ................................        1,050                59
 General Electric Co. .........................        2,460               120
 ITT Industries, Inc. .........................          610                27
 Tyco International, Ltd ......................        4,330               236
 W.W. Grainger, Inc. ..........................        1,500                61
                                                                        ------
                                                                           503
Electric Power - 2.8%
 Consolidated Edison, Inc .....................          270                11
 Dominion Resources, Inc ......................        1,150                69
 Emerson Electric Co. .........................          960                58
 Energy East Corp. ............................        1,400                29
 Entergy Corp. ................................        3,430               132
 Exelon Corp. .................................        1,180                76
 Firstenergy Corp. ............................          440                14
 Mirant Corp.* ................................        3,550               122
 PG&E Corp. ...................................        2,980                33
 PPL Corp. ....................................        2,090               115
 Reliant Energy, Inc. .........................        6,410               207
 TXU Corp. ....................................        1,310                63
 UtiliCorp United, Inc ........................       10,180               311
                                                                        ------
                                                                         1,240
Electronic Products & Services - 0.8%
 Agilent Technologies, Inc ....................          100                 3
 Avnet, Inc. ..................................          700                16
 AVX Corp. ....................................        1,050                22
 Ball Corp. ...................................        1,940                92
 KLA-Tencor Corp. .............................          700                41
 Motorola, Inc. ...............................          300                 5
 PerkinElmer, Inc. ............................          940                26
 Sanmina Corp. *  .............................        3,390                79
 Solectron Corp. *  ...........................        3,800                70
                                                                        ------
                                                                           354
Energy - Alternative Source - 0.7%
 Dynegy, Inc. - Cl.A ..........................        4,550               211
 Massey Energy Co. ............................        5,860               116
                                                                        ------
                                                                           327
Financial Services - 3.6%
 American Express Co. .........................          960                37
 CNA Financial Corp. * ........................        8,390               331
 Federated Investments, Inc. - Cl. B ..........          790                25
 Heller Financial, Inc ........................        5,970               239
 Internet Capital Group, Inc. * ...............          350                 1
 Lehman Brothers Holdings, Inc. ...............        5,530               430
 Merrill Lynch & Co., Inc. ....................        5,850               347
 SEI Investments Co. ..........................        1,920                91
 Wesco Financial Corp. ........................          200                69
                                                                        ------
                                                                         1,570
Food, Beverage & Tobacco - 3.9%
 IBP, Inc. ....................................          260                 7
 Pepsi Bottling Group, Inc ....................        1,760                71
 PepsiCo, Inc. ................................        4,110               182
 Philip Morris Cos., Inc ......................       10,980               557
 Quaker Oats Co. ..............................          350                32
 R.J. Reynolds Tobacco Holdings, Inc. *  ......        3,150               172
 Ralston-Ralston Purina Group .................        2,520                76
 Sara Lee Corp. ...............................        6,820               129
 Smithfield Foods, Inc. .......................        3,260               131
 Sysco Corp. ..................................       11,910               323
 Tyson Foods, Inc. - Cl. A ....................          960                 9
 UST, Inc. ....................................        1,160                33
                                                                        ------
                                                                         1,722
Health Care Products - 7.6%
 Abbott Laboratories ..........................        7,340               353
 American Home Products Corp. .................        7,670               448
 Baxter International, Inc. ...................        2,280               112
 Bristol-Myers Squibb Co. .....................        2,090               109
 Cardinal Health, Inc. ........................        5,510               380
 Eli Lilly & Co. ..............................        1,900               141
 Johnson & Johnson ............................       13,200               660
 McKesson HBOC, Inc. ..........................       10,920               405
 Medtronic, Inc. ..............................        1,400                65
 Merck & Co., Inc. ............................        4,370               279
 Patterson Dental Co. * .......................          960                29
 UnitedHealth Group, Inc. .....................        5,480               338
                                                                        ------
                                                                         3,319
Health Care Services - 0.3%
 AmeriSource Health Corp. - Cl. A * ...........        1,100                61
 Caremark Rx, Inc. ............................        3,020                50
 PacifiCare Health Systems, Inc. * ............        1,490                24
 WebMD Corp. * ................................          270                 2
                                                                        ------
                                                                           137
Housing - 0.3%
 Pulte Corp. ..................................        2,630               112

Insurance - 4.9%
 Allstate Corp. ...............................        5,230               230
 American General Corp. .......................        2,280               106
 American International Group, Inc. ...........       10,960               942
 Cigna Corp. ..................................          910                87
 Everest Re Group, Ltd. .......................          610                46
 Hartford Financial Services Group, Inc. ......          790                54
 Metlife, Inc. ................................        9,610               298
 Nationwide Financial Services - Cl. A ........        7,440               325
 The MONY Group, Inc. .........................        1,170                47
                                                                        ------
                                                                         2,135

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                        Market
    Name of Issuer                                    Shares             Value
                                                                        (000's)
COMMON STOCK - Continued
Leisure & Recreation - 1.7%
 Blockbuster, Inc. - Cl. A ....................        1,330            $   24
 Brunswick Corp. ..............................        1,460                35
 International Game Technology ................        4,450               279
 Loews Corp. ..................................        6,060               391
 Sabre Group Holdings, Inc. *  ................          690                35
                                                                        ------
                                                                           764
Machinery - 0.1%
 Dover Corp. ..................................          100                 4
 Thermo Electron Corp. * ......................        1,850                41
                                                                        ------
                                                                            45
Media - Publishing - 0.4%
 McClatchy Newspapers, Inc. - Cl. A ...........          750                29
 New York Times Co. - Cl. A ...................          700                29
 Tribune Co. ..................................        3,150               127
                                                                        ------
                                                                           185
Media - TV / Radio - 2.2%
 AOL Time Warner, Inc. * ......................        1,910               101
 BHC Communications, Inc. - Cl. A * ...........          310                43
 Charter Communications, Inc. - Cl. A * .......        2,250                52
 Comcast Corp. - Cl. A ........................        3,320               144
 Fox Entertainment Group, Inc. - Cl. A * ......        1,400                39
 The Walt Disney Co. ..........................        7,890               228
 USA Networks, Inc.* ..........................          270                 8
 Viacom, Inc. - Cl. B * .......................        7,030               364
                                                                        ------
                                                                           979
Metals & Mining - 1.8%
 Alcan Aluminum, Ltd. .........................          700                29
 Alcoa, Inc. ..................................        2,640               104
 Inco, Ltd. ...................................        2,550                44
 Minnesota Mining & Manufacturing Co. .........        5,350               611
                                                                        ------
                                                                           788
Natural Gas Distribution - 0.4%
 Enron Corp. ..................................          440                21
 KeySpan Corp. ................................        2,380                87
 Nicor, Inc. ..................................        1,310                51
                                                                        ------
                                                                           159
Oil - 0.4%
 ONEOK, Inc. ..................................        7,180               141
 Tosco Corp. ..................................          610                27
                                                                        ------
                                                                           168
Oil & Natural Gas Exploration & Production - 9.4%
 Amerada Hess Corp. ...........................        1,490               120
 Chevron Corp. ................................        6,010               544
 Conoco, Inc. - Cl. B .........................        9,780               283
 Exxon Mobil Corp. ............................       26,370             2,303
 Helmerich & Payne, Inc. ......................        1,490                46
 Kerr-McGee Corp. .............................        1,050                69
 Occidental Petroleum Corp. ...................        6,380               170
 Phillips Petroleum Co. .......................        3,670               209
 Sunoco, Inc. .................................          890                33
 Texaco, Inc. .................................        3,450               230
 Ultramar Diamond Shamrock Corp. ..............          420                20
 USX-Marathon Group ...........................        3,500               103
                                                                        ------
                                                                         4,130
Oil - Equipment & Service - 0.0%
 BJ Services Co. *  ...........................          540                15
Paper & Forest Products - 0.3%
 Boise Cascade Corp. ..........................          100                 4
 Georgia-Pacific Corp. ........................          200                 7
 International Paper Co. ......................          700                25
 Kimberly-Clark Corp. .........................        1,420                79
 Weyerhaeuser Co. .............................          440                24
                                                                        ------
                                                                           139
Personal & Commercial Lending - 5.3%
 Citigroup, Inc. ..............................       36,670             1,938
 Countrywide Credit Industries, Inc. ..........        8,430               387
 MBNA Corp. ...................................          610                20
                                                                        ------
                                                                         2,345
Pollution Control - 1.0%
 Republic Services, Inc. - Cl. A ..............        2,460                49
 Waste Management, Inc. .......................       12,530               386
                                                                        ------
                                                                           435
Real Estate Development - 0.3%
 Lennar Corp. .................................        3,410               142

Real Estate Investment Trust - 1.1%
 Archstone Communities Trust ..................          960                25
 Avalonbay Communities, Inc. ..................        2,300               108
 Equity Office Properties Trust ...............        4,150               131
 Equity Residential Properties Trust ..........        3,240               183
 Marriott International, Inc. - Cl. A .........          540                26
 Simon Property Group, Inc. ...................          440                13
                                                                        ------
                                                                           486
Retail - Department Stores - 2.2%
 BJ's Wholesale Club, Inc. ....................        6,850               365
 Dillard's, Inc. - Cl. A ......................        2,670                41
 Federated Department Stores, Inc. *  .........          520                22
 Kohl's Corp. .................................          960                60
 Payless ShoeSource, Inc. *  ..................        2,560               166
 Sears, Roebuck & Co. .........................        2,550               108
 Target Corp. .................................        4,200               145
 Wal-Mart Stores, Inc. ........................        1,050                51
                                                                        ------
                                                                           958

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE FUND

                                                                        Market
    Name of Issuer                                    Shares             Value
                                                                        (000's)
COMMON STOCK - Continued
Retail - Drug Stores - 0.9%
 CVS Corp. ....................................        5,450           $   210
 Walgreen Co. .................................        5,190               177
                                                                        ------
                                                                           387
Retail - Food - 0.2%
 Brinker International, Inc. *  ...............        1,250                32
 Darden Restaurants, Inc. .....................          810                23
 Safeway, Inc. *  .............................          690                33
                                                                        ------
                                                                            88
Shoe & Apparel Manufacturing - 0.2%
 Liz Claiborne, Inc. ..........................          440                22
 Nike, Inc. - Cl. B ...........................          440                18
 Reebok International, Ltd. ...................        1,580                51
                                                                        ------
                                                                            91
Telecommunication Equipment - 0.7%
 Comverse Technology, Inc. ....................          700                40
 Covad Communications Group, Inc. * ...........           80
 L-3 Communications Holdings, Corp. *  ........        1,050                80
 Linear Technology Corp. ......................        1,400                62
 Lucent Technologies, Inc. ....................          300                 2
 Micron Technology, Inc. ......................        1,500                62
 Nortel Networks Corp. ........................          120                 1
 Scientific-Atlanta, Inc. .....................        1,360                55
 Tellabs, Inc. *  .............................          790                15
                                                                        ------
                                                                           317
Telecommunication Services - 4.1%
 BCE, Inc. ....................................        3,250                85
 Cox Communications, Inc. - Cl. A .............        6,780               300
 United States Cellular Corp. *  ..............        1,320                76
 Verizon Communications .......................       23,650             1,265
 WorldCom, Inc. * .............................        5,921                85
 XO Communications, Inc. ......................          440                 1
                                                                        ------
                                                                         1,812
Telephone - 6.2%
 Alltel Corp. .................................        5,380               330
 AT&T Corp. ...................................       22,430               493
 AT&T Corp. - Liberty Media Group - Cl. A .....       23,560               412
 AT&T Wireless Group ..........................        6,800               111
 BellSouth Corp. ..............................        7,510               302
 Constellation Energy Group ...................          100                 4
 Level 3 Communications, Inc. * ...............          270                 1
 Qwest Communications International , Inc. ....        3,910               125
 SBC Communications, Inc. .....................       16,740               671
 Telephone and Data Systems, Inc. .............        2,360               257
                                                                        ------
                                                                         2,706
Transportation Services - 1.3%
 Burlington Northern Santa Fe Corp. ...........          610                18
 Canadian National Railway Co. ................        3,410               138
 CSX Corp. ....................................        3,410               124
 Expeditors International of Washington,
  Inc. ........................................        1,640                98
 Southwest Airlines Co. .......................        1,180                22
 UAL Corp. ....................................        2,580                91
 Union Pacific Corp. ..........................          800                44
 United Parcel Service, Inc. - Cl. B * ........          990                57
                                                                        ------
                                                                           592
U.S. Government Agencies - 2.8%
 Federal Home Loan Mortgage Corp. .............        5,920               414
 Federal National Mortgage Assoc. .............        9,850               839
                                                                        ------
                                                                         1,253
                                                                        ------
   TOTAL COMMON STOCK- ........................         94.7%           41,668
                                                                        ------

                                                        Par
                                                       Value
                                                      (000's)
SHORT-TERM INVESTMENTS - 7.3%
 Investment in joint repurchase agreement
  with Goldman Sachs &  Co., 4.11% due
  07/02/01. (Secured by various U.S.
  Treasury obligations and U.S. Government
  Agency Bonds)                                       $3,200             3,200
                                                   ----------      ------------
                             TOTAL INVESTMENTS-        102.0%           44,868
               Other Assets & Liabilities, Net-         (2.0)%            (881)
                                                   ----------      ------------
                                    NET ASSETS-        100.0%      $    43,987
                                                   ==========      ============
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE II FUND

                                                                        Market
               Name of Issuer                         Shares            Value
                                                                       (000's)
COMMON STOCK

Aerospace & Defense - 2.8%
 Boeing Co. ...................................          410             $  23
 General Dynamics Corp. .......................          730                57
 Honeywell International, Inc. ................          690                24
 Lockheed Martin Corp. ........................        1,310                49
 Raytheon Co. .................................          160                 4
 United Technologies Corp. ....................          370                27
                                                                        ------
                                                                           184
Auto & Truck Parts - 0.9%
 Goodyear Tire & Rubber Co. ...................          180                 5
 Johnson Controls, Inc. .......................          780                57
                                                                        ------
                                                                            62
Automobile - 1.6%
 Ford Motor Co. ...............................          850                21
 General Motors Corp. .........................        1,230                79
 General Motors Corp. - Cl. H .................          280                 6
                                                                        ------
                                                                           106
Bank - 12.4%
 Bank of America Corp. ........................        2,500               150
 Bank of New York Co., Inc. ...................        1,240                60
 Bank One Corp. ...............................          770                28
 BB&T Corp ....................................          570                21
 Comerica, Inc. ...............................          430                25
 Fifth Third Bancorp ..........................          380                23
 FleetBoston Financial Corp. ..................        1,090                43
 Hudson City Bancorp, Inc. ....................          610                14
 Investors Financial Services Corp. ...........           90                 6
 JP Morgan Chase & Co. ........................          970                43
 M&T Bank Corp. ...............................          600                45
 Mellon Financial Corp. .......................          670                31
 National City Corp. ..........................          630                19
 Northern Trust Corp. .........................          410                26
 PNC Bank Corp. ...............................          540                36
 Popular, Inc. ................................          130                 4
 Regions Financial Corp. ......................          230                 7
 SouthTrust Corp. .............................          110                 3
 Suntrust Banks, Inc. .........................        1,090                70
 TCF Financial Corp. ..........................          140                 6
 US Bancorp ...................................          640                15
 Washington Mutual, Inc. ......................        2,060                77
 Wells Fargo & Co. ............................        1,250                58
 Zions Bancorp ................................           90                 5
                                                                        ------
                                                                           815
Brokerage & Investment Management - 0.5%
 Morgan Stanley, Dean Witter, Discover & Co. ..          530                34

Building Materials - 0.1%
 Monsanto Co. .................................          190                 7

Business Services - 0.1%
 Express Scripts, Inc. - Cl. A. * .............          100                 5

Chemical - 1.4%
 Ashland, Inc. ................................          420                17
 Cabot Corp. ..................................          160                 6
 Dow Chemical Co. .............................          860                28
 Engelhard Corp. ..............................          460                12
 Sigma-Aldrich Corp. ..........................          810                31
                                                                        ------
                                                                            94
Commercial Services - 1.4%
 Apollo Group, Inc. - Cl. A ...................          400                17
 Avery Dennison Corp. .........................          130                 7
 Cendant Corp. * ..............................           90                 2
 Ecolab, Inc. .................................          520                21
 Omnicom Group, Inc. ..........................          510                44
                                                                        ------
                                                                            91
Computer Equipment - 1.2%
 EMC Corp. ....................................          110                 3
 Hewlett-Packard Co. ..........................          430                12
 International Business Machines Corp. ........          510                58
 Tech Data Corp. * ............................          140                 5
                                                                        ------
                                                                            78
Computer Software & Services - 2.3%
 3Com Corp. * .................................          130                 1
 Affiliated Computer Services, Inc. - Cl. A. *           640                46
 At Home Corp. - Ser. A .......................          130
 Electronic Data Systems Corp. ................          260                16
 First Data Corp. .............................          550                35
 Intuit, Inc. .................................           70                 3
 Progressive Corp. ............................          370                50
                                                                        ------
                                                                           151
Consumer Miscellaneous - 0.4%
 Harley-Davidson, Inc. ........................          130                 6
 Ingram Micro, Inc. - Cl. A. * ................          770                11
 Sherwin-Williams Co. .........................          470                11
                                                                        ------
                                                                            28
Cosmetic & Personal Care - 3.2%
 Alberto-Culver Co. - Cl. B ...................          320                13
 Avon Products, Inc. ..........................          370                17
 Colgate-Palmolive Co. ........................          910                54
 Estee Lauder Cos., Inc. - Cl. A ..............          270                12
 Procter & Gamble Co. .........................        1,700               109
 Unilever NV - NY Shares ......................          140                 8
                                                                        ------
                                                                           213
Diversified Operations - 1.0%
 Danaher Corp. ................................          210                12
 General Electric Co. .........................          480                23
 ITT Industries, Inc. .........................          130                 6
 Tyco International, Ltd. .....................          240                13

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE II FUND

                                                                        Market
               Name of Issuer                          Shares            Value
                                                                       (000's)
COMMON STOCK - Continued

Diversified Operations - Continued
 W.W. Grainger, Inc. ..........................          300             $  12
                                                                         -----
                                                                            66
Electric Power - 3.0%
 Consolidated Edison, Inc. ....................           50                 2
 Dominion Resources, Inc. .....................          210                13
 Emerson Electric Co. .........................          200                12
 Energy East Corp. ............................          280                 6
 Entergy Corp. ................................          590                23
 Exelon Corp. .................................          220                14
 Firstenergy Corp. ............................           90                 3
 Mirant Corp. * ...............................          140                 5
 PG&E Corp. ...................................          590                 6
 PPL Corp. ....................................          400                22
 Reliant Energy, Inc. .........................        1,110                36
 TXU Corp. ....................................          270                13
 UtiliCorp United, Inc. .......................        1,480                45
                                                                         -----
                                                                           200
Electronic Products & Services - 0.8%
 Avnet, Inc. ..................................          140                 3
 AVX Corp. ....................................          210                 4
 Ball Corp. ...................................          370                18
 PerkinElmer, Inc. ............................          200                 5
 Sanmina Corp. * ..............................          300                 7
 Solectron Corp. * ............................          750                14
                                                                         -----
                                                                            51
Energy - Alternative Source - 0.6%
 Dynegy, Inc. - Cl. A .........................          430                20
 Massey Energy Co. ............................        1,050                21
                                                                         -----
                                                                            41
Financial Services - 3.7%
 American Express Co. .........................          200                 8
 CNA Financial Corp. * ........................        1,350                53
 Federated Investments, Inc. - Cl. B ..........          160                 5
 Heller Financial, Inc. .......................        1,020                41
 Internet Capital Group, Inc. .................           70
 Lehman Brothers Holdings, Inc. ...............          870                68
 Merrill Lynch & Co., Inc. ....................        1,000                59
 SEI Investments Company ......................          250                12
                                                                         -----
                                                                           246
Food, Beverage & Tobacco - 4.6%
 IBP, Inc. ....................................           50                 1
 Pepsi Bottling Group, Inc. ...................          340                14
 PepsiCo, Inc. ................................          770                34
 Philip Morris Cos., Inc. .....................        1,610                82
 Quaker Oats Co. ..............................           70                 6
 R.J. Reynolds Tobacco Holdings, Inc. * .......          570                31
 Ralston-Ralston Purina Group .................          780                23
 Sara Lee Corp. ...............................        1,250                24
 Smithfield Foods, Inc. .......................          590                24
 Sysco Corp. ..................................        2,060                56
 Tyson Foods, Inc. - Cl. A ....................          200                 2
 UST, Inc. ....................................          240                 7
                                                                         -----
                                                                           304
Health Care Products - 8.0%
 Abbott Laboratories ..........................        1,300                63
 American Home Products Corp. .................        1,020                60
 Baxter International, Inc. ...................          460                23
 Bristol-Myers Squibb Co. .....................          400                21
 Cardinal Health, Inc. ........................          890                61
 Johnson & Johnson ............................        2,480               124
 McKesson HBOC, Inc. ..........................        1,190                44
 Medtronic, Inc. ..............................          280                13
 Merck & Co., Inc. ............................          820                52
 Patterson Dental Co. * .......................          200                 6
 UnitedHealth Group, Inc. .....................          960                59
                                                                         -----
                                                                           526
Health Care Services - 0.4%
 AmeriSource Health Corp. - Cl. A * ...........          230                13
 Caremark Rx, Inc. ............................          600                10
 PacifiCare Health Systems, Inc. * ............          300                 5
 WebMD Corp. * ................................           50
                                                                         -----
                                                                            28
Housing - 0.3%
 Pulte Corp. ..................................          510                22

Insurance - 4.9%
 Allstate Corp. ...............................          870                38
 American General Corp. .......................          460                21
 American International Group, Inc. ...........        1,420               122
 Cigna Corp. ..................................          190                18
 Everest Re Group, Ltd. .......................          130                10
 Hartford Financial Services Group, Inc. ......          160                11
 Metlife, Inc. ................................        1,700                53
 Nationwide Financial Services - Cl. A ........          960                42
 The MONY Group, Inc. .........................          240                10
                                                                         -----
                                                                           325
Leisure & Recreation - 1.9%
 Blockbuster, Inc. - Cl. A ....................          270                 5
 Brunswick Corp. ..............................          300                 7
 International Game Technology ................          830                52
 Loews Corp. ..................................          840                54
 Sabre Group Holdings, Inc. * .................          140                 7
                                                                         -----
                                                                           125
Machinery - 0.1%
 Thermo Electron Corp. * ......................          360                 8

Media - Publishing - 0.5%
 McClatchy Newspapers, Inc. - Cl. A ...........          150                 6
 New York Times Co. - Cl. A ...................          140                 6

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE II FUND

                                                                        Market
               Name of Issuer                          Shares            Value
                                                                        (000's)
COMMON STOCK - Continued
Media - Publishing - Continued
 Tribune Co. ..................................          570             $  23
                                                                         -----
                                                                            35
Media - TV & Radio - 2.7%
 AOL Time Warner, Inc. * ......................          330                17
 BHC Communications, Inc. - Cl. A. * ..........           90                13
 Charter Communications, Inc. - Cl. A. * ......          210                 5
 Comcast Corp. - Cl. A ........................          610                26
 Fox Entertainment Group, Inc. - Cl. A * ......          280                 8
 The Walt Disney Co. ..........................        1,440                42
 USA Networks, Inc. * .........................           50                 1
 Viacom, Inc. - Cl. B. * ......................        1,220                63
                                                                         -----
                                                                           175
Metals & Mining - 1.0%
 Alcan Aluminum, Ltd. .........................          140                 6
 Alcoa, Inc. ..................................          520                20
 Inco, Ltd. ...................................          500                 9
 Minnesota Mining & Manufacturing Co. .........          280                32
                                                                         -----
                                                                            67
Natural Gas Distribution - 0.5%
 Enron Corp. ..................................           90                 4
 KeySpan Corp. ................................          460                17
 Nicor, Inc. ..................................          270                11
                                                                         -----
                                                                            32
Oil - 0.5%
 ONEOK, Inc. ..................................        1,320                26
 Tosco Corp. ..................................          130                 6
                                                                         -----
                                                                            32
Oil & Natural Gas Exploration & Production - 10.1%
 Amerada Hess Corp. ...........................          300                24
 Chevron Corp. ................................          620                56
 Conoco, Inc. - Cl. B .........................        1,690                49
 Exxon Mobil Corp. ............................        3,830               334
 Helmerich & Payne, Inc. ......................          300                 9
 Kerr-McGee Corp. .............................          210                14
 Occidental Petroleum Corp. ...................        1,160                31
 Phillips Petroleum Co. .......................          680                39
 Sunoco, Inc. .................................          160                 6
 Texaco, Inc. .................................          550                37
 Ultramar Diamond Shamrock Corp. ..............        1,000                47
 USX-Marathon Group ...........................          640                19
                                                                         -----
                                                                           665
Oil - Equipment & Service - 0.0%
 BJ Services Co. * ............................          100                 3

Paper & Forest Products - 0.4%
 International Paper Co. ......................          140                 5
 Kimberly-Clark Corp. .........................          290                16
 Weyerhaeuser Co. .............................           90                 5
                                                                         -----
                                                                            26
Personal & Commercial Lending - 4.3%
 Citigroup, Inc. ..............................        4,440               234
 Countrywide Credit Industries, Inc. ..........        1,060                49
 MBNA Corp. ...................................          130                 4
                                                                         -----
                                                                           287
Pollution Control - 1.2%
 Republic Services, Inc. - Cl. A ..............          480                 9
 Waste Management, Inc. .......................        2,270                70
                                                                         -----
                                                                            79
Real Estate Development - 0.4%
 Lennar Corp. .................................          620                26

Real Estate Investment Trust - 1.0%
 Archstone Communities Trust ..................          200                 5
 Equity Office Properties Trust ...............          800                25
 Equity Residential Properties Trust ..........          530                30
 Marriott International, Inc. - Cl. A .........           90                 4
 Simon Property Group, Inc. ...................           90                 3
                                                                         -----
                                                                            67
Retail - Department Stores - 1.5%
 Dillard's, Inc. - Cl. A ......................          530                 8
 Federated Department Stores, Inc. * ..........          110                 5
 Kohl's Corp. .................................          200                13
 Payless ShoeSource, Inc. * ...................          190                12
 Sears, Roebuck & Co. .........................          500                21
 Target Corp. .................................          780                27
 Wal-Mart Stores, Inc. ........................          210                10
                                                                         -----
                                                                            96
Retail - Drug Stores - 1.0%
 CVS Corp. ....................................          940                36
 Walgreen Co. .................................          900                31
                                                                         -----
                                                                            67
Retail - Food - 0.2%
 Brinker International, Inc. * ................          210                 5
 Darden Restaurants, Inc. .....................          130                 4
 Safeway, Inc. * ..............................          140                 7
                                                                         -----
                                                                            16
Shoe & Apparel Manufacturing - 0.3%
 Liz Claiborne, Inc. ..........................           90                 5
 Nike, Inc. - Cl. B ...........................           90                 4
 Reebok International, Ltd. ...................          320                10
                                                                         -----
                                                                            19
Telecommunication Equipment - 1.0%
 Comverse Technology, Inc. ....................          140                 8
 L-3 Communications Holdings, Corp. * .........          210                16

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP VALUE CORE II FUND

                                                                       Market
               Name of Issuer                          Shares           Value
                                                                       (000's)
COMMON STOCK - Continued

Telecommunication Equipment - Continued
 Linear Technology Corp. ......................          280            $   13
 Micron Technology, Inc. ......................          300                12
 Scientific-Atlanta, Inc. .....................          280                11
 Tellabs, Inc. * ..............................          160                 3
                                                                        ------
                                                                            63
Telecommunication Services - 4.2%
 BCE, Inc. ....................................          640                17
 Cox Communications, Inc. - Cl. A .............          700                31
 United States Cellular Corp. .................          270                15
 Verizon Communications .......................        3,680               197
 WorldCom, Inc. * .............................          967                13
 XO Communications, Inc. ......................           90                 1
                                                                        ------
                                                                           274
Telephone - 6.5%
 Alltel .......................................          440                27
 AT&T Corp. ...................................        3,820                84
 AT&T Corp. - Liberty Media Group - Cl. A .....        4,250                74
 BellSouth Corp. ..............................        1,340                54
 Qwest Communications International, Inc. .....          620                20
 SBC Communications, Inc. .....................        2,950               118
 Telephone and Data Systems, Inc. .............          460                50
                                                                        ------
                                                                           427
Transportation Services - 1.5%
 Burlington Northern Santa Fe Corp. ...........          130                 4
 Canadian National Railway Co. ................          620                25
 CSX Corp. ....................................          620                23
 Expeditors International of Washington, Inc. .           90                 5
 Southwest Airlines Co. .......................          240                 4
 UAL Corp. ....................................          510                18
 Union Pacific Corp. ..........................          140                 8
 United Parcel Service, Inc. - Cl. B. * .......          160                 9
                                                                        ------
                                                                            96
U.S. Government Agencies - 3.1%
 Federal Home Loan Mortgage Corp. .............        1,060                74
 Federal National Mortgage Assoc. .............        1,500               128
                                                                        ------
                                                                           202
                                                                        ------
                             TOTAL INVESTMENTS-         99.5%            6,564
               Other Assets & Liabilities, Net-          0.5%               32
                                                      -------           ------
                                    NET ASSETS-        100.0%           $6,596
                                                      =======           ======
* Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS
(Unaudited)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                                       Market
              Name of Issuer                          Shares            Value
                                                                       (000's)
COMMON STOCK
Aerospace & Defense - 2.0%
 Boeing Co. ...................................        4,100            $  228
 Lockheed Martin Corp. ........................        4,600               171
 United Technologies Corp. ....................        4,400               322
                                                                        ------
                                                                           721
Automobile - 1.6%
 Ford Motor Co. ...............................       15,270               375
 General Motors Corp. .........................        2,600               167
 General Motors Corp. - Cl. H .................        2,196                45
                                                                        ------
                                                                           587
Bank - 14.2%
 Australia & New Zealand
  Banking Group, Ltd. - ADR ...................       10,200               434
 Bank of Montreal .............................       13,400               346
 JP Morgan Chase & Co. ........................       32,300             1,441
 UnionBanCal Corp. ............................       14,300               482
 US Bancorp ...................................       31,661               721
 Wachovia Corp. ...............................        2,900               206
 Washington Mutual, Inc. ......................       32,950             1,237
 Westpac Banking Corp., Ltd. ..................        8,600               315
                                                                        ------
                                                                         5,182
Chemical - 1.4%
 Air Products & Chemicals, Inc. ...............        4,300               197
 E.I. du Pont de Nemours & Co. ................        6,900               333
                                                                        ------
                                                                           530
Commercial Services - 0.3%
 Avery Dennison Corp. .........................        1,800                92

Computer Equipment - 2.2%
 Compaq Computer Corp. ........................        5,900                91
 Hewlett-Packard Co. ..........................        8,900               255
 International Business Machines Corp. ........        3,700               418
 Palm, Inc. ...................................        9,200                56
                                                                        ------
                                                                           820
Computer Software & Services - 1.1%
 First Data Corp. .............................        6,200               398

Container - 0.2%
 Smurfit-Stone Container Corp. ................        3,700                60

Cosmetic & Personal Care - 2.6%
 International Flavors & Fragrances, Inc. .....        7,600               191
 Leggett & Platt, Inc. ........................        6,200               137
 Procter & Gamble Co. .........................        9,800               625
                                                                        ------
                                                                           953
Diversified Operations - 2.4%
 Eaton Corp. ..................................        2,500               175
 General Electric Co. .........................        8,600               419
 Tyco International, Ltd. .....................        5,000               273
                                                                        ------
                                                                           867
Electric Power - 3.7%
 Calpine Corp. ................................        7,300               276
 Duke Energy Co. ..............................        6,000               234
 Exelon Corp. .................................        8,712               559
 Montana Power Co. ............................        3,400                39
 Pinnacle West Capital Corp. ..................        3,400               161
 PPL Corp. ....................................        1,800                99
                                                                        ------
                                                                         1,368
Electronic Products & Services - 1.2%
 Cisco Systems, Inc. ..........................        7,300               133
 Motorola, Inc. ...............................       18,500               306
                                                                        ------
                                                                           439
Energy - Alternative Source - 0.9%
 El Paso Corp. ................................        6,500               341

Financial Services - 1.7%
 Merrill Lynch & Co., Inc. ....................        8,800               521
 Pitney Bowes, Inc. ...........................        2,700               114
                                                                        ------
                                                                           635
Food, Beverage & Tobacco - 4.2%
 ConAgra, Inc. ................................       18,700               370
 PepsiCo, Inc. ................................        8,700               385
 Philip Morris Cos., Inc. .....................        5,100               259
 R.J. Reynolds Tobacco Holdings, Inc. .........        9,200               502
                                                                        ------
                                                                         1,516
Health Care Products - 5.8%
 Abbott Laboratories ..........................        9,900               475
 American Home Products Corp. .................        3,600               210
 Baxter International, Inc. ...................        4,600               225
 Bristol-Myers Squibb Co. .....................        1,500                78
 Eli Lilly & Co. ..............................        1,000                74
 McKesson HBOC, Inc. ..........................        2,600                97
 Merck & Co., Inc. ............................        3,400               217
 Mylan Laboratories, Inc. .....................        4,500               127
 Pharmacia Corp. ..............................       10,047               462
 Schering-Plough Corp. ........................        4,600               167
                                                                        ------
                                                                         2,132
Health Care Services - 0.1%
 WebMD Corp. ..................................        4,000                28

Insurance - 6.8%
 American International Group, Inc. ...........        6,250               537
 Cigna Corp. ..................................        4,400               422
 Marsh & McLennan Cos., Inc. ..................        3,600               364
 MBIA, Inc. ...................................       13,300               740
 XL Capital, Ltd. - Cl. A .....................        5,200               427
                                                                        ------
                                                                         2,490
Leisure & Recreation - 1.0%
 Eastman Kodak Co. ............................        1,900                89
 Sabre Group Holdings, Inc. ...................        5,500               275

(Unaudited)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                                       Market
          Name of Issuer                               Shares           Value
                                                                       (000's)
COMMON STOCK - Continued

Leisure & Recreation - Continued

 Six Flags, Inc. ..............................          900           $    19
                                                                        ------
                                                                           383
Machinery - 1.0%
 Caterpillar, Inc. ............................        4,100               205
 Thermo Electron Corp. ........................        8,000               176
                                                                        ------
                                                                           381
Media - Publishing - 0.5%
 Gannett Co., Inc. ............................        2,800               185

Media - TV & Radio - 2.2%
 Adelphia Communications Corp. - Cl. A ........        7,000               287
 AOL Time Warner, Inc. ........................        2,600               138
 E.W. Scripps Co. - Cl. A .....................        2,600               179
 USA Networks, Inc. ...........................        7,700               216
                                                                        ------
                                                                           820
Metals & Mining - 1.4%
 Alcoa, Inc. ..................................        8,300               327
 Minnesota Mining & Manufacturing Co. .........        1,600               183
                                                                        ------
                                                                           510
Oil & Natural Gas Exploration & Production - 9.0%
 Chevron Corp. ................................        8,600               778
 Conoco, Inc. - Cl. B .........................        1,900                55
 Exxon Mobil Corp. ............................       23,250             2,030
 Helmerich & Payne, Inc. ......................        5,000               154
 Rowan Cos., Inc. .............................        8,500               188
 Sunoco, Inc. .................................          600                22
 Ultramar Diamond Shamrock Corp. ..............          500                24
 USX-Marathon Group ...........................          900                26
                                                                        ------
                                                                         3,277
Oil - Equipment & Service - 0.2%
 Halliburton Co. ..............................        1,600                57

Paper & Forest Products - 1.4%
 Bowater, Inc. ................................        4,500               201
 Kimberly-Clark Corp. .........................        3,500               196
 Weyerhaeuser Co. .............................        2,000               110
                                                                        ------
                                                                           507
Personal & Commercial Lending - 4.4%
 Citigroup, Inc. ..............................       30,766             1,626

Real Estate Investment Trust - 1.6%
 Equity Office Properties Trust ...............       13,100               415
 Kimco Realty Corp. ...........................        3,700               175
                                                                        ------
                                                                           590
Real Estate Operations - 0.1%
 Security Capital Group, Inc. - Cl. B .........        2,200                47

Retail - Department Stores - 2.2%
 Family Dollar Stores, Inc. ...................       17,600               451
 Intimate Brands, Inc. ........................        2,200                33
 Wal-Mart Stores, Inc. ........................        6,500               317
                                                                        ------
                                                                           801
Retail - Food - 2.3%
 Brinker International, Inc. ..................        3,700                96
 McDonald's Corp. .............................       10,000               271
 Safeway, Inc. ................................       10,200               489
                                                                        ------
                                                                           856
Shoe & Apparel Manufacturing - 0.9%
 Jones Apparel Group, Inc. ....................        3,100               134
 Nike, Inc. - Cl. B ...........................        4,400               185
                                                                        ------
                                                                           319
Telecommunication Services - 4.9%
 Broadwing, Inc. ..............................        6,800               166
 Verizon Communications .......................       26,600             1,423
 WorldCom, Inc. ...............................       13,200               188
                                                                        ------
                                                                         1,777
Telephone - 5.5%
 AT&T Corp. ...................................       12,600               277
 AT&T Corp. - Liberty Media Group - Cl. A .....       35,000               612
 Constellation Energy Group ...................        5,400               230
 Qwest Communications International, Inc. .....       12,337               393
 SBC Communications, Inc. .....................       12,095               485
                                                                        ------
                                                                         1,997
Transportation Services - 1.0%
 Canadian National Railway Co. ................        2,800               113
 Continental Airlines, Inc. - Cl. B ...........        1,300                64
 Delta Air Lines, Inc. ........................          900                40
 Southwest Airlines Co. .......................        8,750               162
                                                                        ------
                                                                           379
U.S. Government Agencies - 3.0%
 Federal Home Loan Mortgage Corp. .............        4,000               280
 Federal National Mortgage Assoc. .............        9,400               800
                                                                        ------
                                                                         1,080
                                                                        ------
                            TOTAL COMMON STOCK-         95.0%           34,751
                                                                        ------

(Unaudited)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE FUND

                                                      Par             Market
         Name of Issuer                              Value             Value
                                                    (000's)           (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 5.4%
Investment in joint trading account
 3.97% due 07/02/01 ...........................   $    1,977        $    1,977
U.S. Treasury Bills - 0.2%
U.S. Treasury Bills
 3.79% due 11/01/01 #..........................           50                50
 3.56% due 08/16/01 #..........................           10                10
                                                  ----------        ----------
                                                                            60
                                                                    ----------

                  TOTAL SHORT-TERM INVESTMENTS-          5.6%            2,037
                                                  ----------        ----------
                             TOTAL INVESTMENTS-        100.6%           36,788
               Other Assets & Liabilities, Net-         (0.6)%            (219)
                                                  ----------        ----------
                                    NET ASSETS-        100.0%       $   36,569
                                                  ==========        ==========

ADR-American Depository Receipts.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                      Par              Market
          Name of Issuer                             Value              Value
                                                    (000's)            (000's)
COMMERCIAL PAPER
Bank - 22.6%
 Abbey  National of America
 4.63% due 07/12/01 ...........................     $  5,000          $  4,994
 American Centurian Bank
 3.96% due 07/10/01 ...........................       11,000            11,000
 ANZ Delaware, Inc.
 4.2% due 07/23/01 ............................        5,000             4,988
 Bank America NA Charlotte
 5.102% due 09/06/01 ..........................        5,000             5,001
 Branch Banking & Trust Co.
 3.97% due 07/03/01 ...........................       15,000            15,000
 Citibank Canada DTC MMI CD
 4.23% due 07/25/01 ...........................        8,000             8,000
 Credit Suisse First Boston, Inc.
 4.7% due 07/02/01 ............................        2,000             2,000
 5.052% due 08/09/01 ..........................        5,000             5,000
 Credit Suisse First Boston NY
 4.605% due 07/09/01 ..........................        4,000             3,997
 Deutsche Bank AG
 5.38% due 07/24/01 ...........................        4,000             4,000
 Firststar Bank NA Milwaukee WI
 3.98% due 08/01/01 ...........................       10,000            10,000
 Fleet National Bank
 5.13% due 09/07/01 ...........................        3,000             3,000
 LaSalle Bank NA
 3.75% due 09/05/01 ...........................       14,000            14,000
 National Bank of Canada
 4.67% due 07/11/01 ...........................        6,000             6,000
 National City Bank
 5.51% due 08/01/01 ...........................        2,000             2,000
 6.34% due 09/21/01 ...........................        5,000             5,017
                                                                      --------
                                                                       103,997
Cosmetic & Personal Care - 0.5%
 Unilever Capital Corp.
 5.11% due 09/07/01 ...........................        2,500             2,500
Diversified Operations - 3.3%
 Ciesco Puerto
 4.65% due 07/03/01 ...........................        6,000             5,999
 Diageo Capital PLC
 3.92% due 07/18/01 ...........................        9,000             8,984
                                                                      --------
                                                                        14,983
Electric Power - 0.7%
 National Rural Utilities Cooperative Finance
  Corp.
 4.2% due 07/19/01 ............................        3,000             2,994

Financial Services - 25.8%
 Alpine Securitization Corp.
 4.25% due 07/19/01 ...........................        5,000             4,990
 Apreco, Inc.
 3.7% due 09/17/01 ............................       12,500            12,401
 Centric Capital Corp.
 4.22% due 07/05/01 ...........................        3,600             3,599
 4.68% due 07/09/01 ...........................        4,000             3,996
 Chevron Investment PLC
 4.63% due 07/06/01 ...........................        8,000             7,996
 Corporate Recievables Corp.
 3.6% due 09/07/01 ............................        8,000             7,946
 Eureka Securitization, Inc.
 3.78% due 08/31/01 ...........................       10,000             9,937
 Falcon Asset Securitization
 3.7% due 08/03/01 ............................       13,000            12,957
 4.2% due 07/20/01 ............................        1,793             1,789
 General Electric Capital Corp.
 3.72% due 10/31/01 ...........................       14,000            13,825
 4.22% due 07/18/01 ...........................        3,700             3,693
 Goldman Sachs Group, Inc.
 5.485% due 11/26/01 ..........................        2,000             2,001
 4.56% due 07/10/01 ...........................        5,000             4,995
 Greenwich Funding Corp.
 4.2% due 07/26/01 ............................        1,669             1,664
 4.65% due 07/05/01 ...........................        1,490             1,489
 International Lease Finance Corp.
 4.24% due 07/18/01 ...........................        3,977             3,970
 Merrill Lynch & Co., Inc.
 5.605% due 11/01/01 ..........................        2,000             2,001
 National Rural Utilities Cooperative Finance
  Corp.
 4.797% due 07/20/01 ..........................        2,000             2,000
 Sigma Finance Corp.
 5.05% due 08/14/01 ...........................        3,500             3,479
 UBS Finance , Inc.
 3.85% due 08/08/01 ...........................        3,800             3,785
 Variable Funding Capital
 3.95% due 07/12/01 ...........................       10,000             9,989
                                                                      --------
                                                                       118,502
Food Beverage & Tobacco - 5.6%
 Anheuser Busch, Inc.
 3.6% due 09/21/01 ............................       14,000            13,886
 Coca Cola Enterprises, Inc.
 3.71% due 09/26/01 ...........................       12,000            11,894
                                                                      --------
                                                                        25,780
Healthcare Products - 3.1%
 Merck & Co., Inc.
 3.8% due 07/05/01 ............................       14,000            13,996

Media - Publishing - 1.8%
 Washington Post Co.
 3.68% due 09/14/01 ...........................        8,500             8,436

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MONEY MARKET FUND

                                                      Par              Market
            Name of Issuer                           Value              Value
                                                    (000's)            (000's)
COMMERCIAL PAPER - CONTINUED

Media - TV & Radio - 3.0%

 Gannett, Inc.
 3.95% due 07/06/01 ...........................     $ 14,000          $ 13,994

Paper Products - 1.8%
 Park Avenue Receivables Corp.
 3.75% due 07/11/01 ...........................        8,406             8,398

Personal & Commercial Lending - 12.7%
 Greyhawk Fund Corp.
 3.7% due 09/10/01 ............................       14,000            13,899
 Halifax PLC
 3.6% due 09/17/01 ............................       14,000            13,892
 Household Finance Corp.
 5.675% due 08/01/01 ..........................        4,000             4,000
 President & Fellows Harvard Co.
 3.86% due 07/16/01 ...........................       14,000            13,979
 Windmill Funding Corp.
 3.75% due 09/12/01 ...........................        9,400             9,330
 4.23% due 07/05/01 ...........................        3,000             2,999
                                                                      --------
                                                                        58,099
Retail-Department Stores - 3.0%
 Wal Mart Stores, Inc.
 3.6% due 07/31/01 ............................       14,000            13,959

Telecommunications Services - 0.7%
 Verizon Network Fund
 4.25% due 07/10/01 ...........................        3,000             2,997

U.S. Governement Agencies - 10.3%
 Federal Home Loan Bank Note
 3.66% due 09/07/01 ...........................       22,340            23,181
 3.91% due 07/11/01 ...........................        9,528             9,519
 Federal National Mortgage Assoc.
 3.54% due 09/13/01 ...........................       14,750            14,644
                                                                      --------
                                                                        47,344
                                                                      --------
      TOTAL COMMERCIAL PAPER- .................         94.9%          435,979
                                                                      --------

  JOINT REPURCHASE AGREEMENT - 5.0%
  Investment in joint repurchase
  agreement with SBC Warburg,
  Ltd., 3.295% due 07/02/01
  (Secured by Various
  U.S. Treasury obligations and U.S.
  Government Agency Bonds) ....................       22,825            22,825
                                                    --------          --------
                             TOTAL INVESTMENTS-         99.9%          458,804
               Other Assets & Liabilities, Net-          0.1%              565
                                                    --------          --------
                                     NET ASSETS-       100.0%         $459,369
                                                    ========          ========
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE II FUND


                                                                       Market
            Name of Issuer                            Shares            Value
                                                                       (000's)

COMMON STOCK

Aerospace & Defense - 2.1%
 Boeing Co. ...................................       15,100           $   839
 Lockheed Martin Corp. ........................       15,600               578
 United Technologies Corp. ....................       15,000             1,099
                                                                       -------
                                                                         2,516

Automobile - 1.7%
 Ford Motor Co. ...............................       52,400             1,286
 General Motors Corp. .........................       10,500               676
 General Motors Corp. - Cl. H .................        7,500               152
                                                                       -------
                                                                         2,114

Bank - 15.1%
 Australia & New Zealand Banking
  Group, Ltd. - ADR ...........................       33,000             1,404
 Bank of Montreal .............................       44,000             1,136
 JP Morgan Chase & Co. ........................      108,700             4,848
 Mercantile Bankshares Corp. ..................        2,500                98
 UnionBanCal Corp. ............................       49,600             1,672
 US Bancorp ...................................      108,373             2,470
 Wachovia Corp. ...............................       10,000               711
 Washington Mutual, Inc. ......................      127,500             4,788
 Westpac Banking Corp., Ltd. ..................       30,200             1,105
                                                                       -------
                                                                        18,232

Chemical - 1.5%
 Air Products & Chemicals, Inc. ...............       14,800               677
 E.I. du Pont de Nemours & Co. ................       23,300             1,124
                                                                       -------
                                                                         1,801

Commercial Services - 0.3%
 Avery Dennison Corp. .........................        6,100               311

Computer Equipment - 2.4%
 Compaq Computer Corp. ........................       32,800               508
 Hewlett-Packard Co. ..........................       30,400               869
 International Business Machines
   Corp. ......................................       11,900             1,345
 Palm, Inc. ...................................       31,600               192
                                                                       -------
                                                                         2,914

Computer Software & Services - 1.1%
 First Data Corp. .............................       19,800             1,272

Cosmetic & Personal Care - 2.7%
 International Flavors & Fragrances,
   Inc. .......................................       25,800               648
 Leggett & Platt, Inc. ........................       22,500               496
 Procter & Gamble Co. .........................       32,600             2,080
                                                                       -------
                                                                         3,224

Diversified Operations - 2.5%
 Eaton Corp. ..................................        8,700               610
 General Electric Co. .........................       29,300             1,428
 Tyco International, Ltd. .....................       17,200               938
                                                                       -------
                                                                         2,976

Electric Power - 3.5%
 Calpine Corp. * ..............................       29,800             1,126
 Duke Energy Co. ..............................       20,200               788
 Exelon Corp. .................................       28,100             1,802
 Montana Power Co. ............................       16,900               196
 PPL Corp. ....................................        6,100               336
                                                                       -------
                                                                         4,248

Electronic Products & Services - 1.2%
 Cisco Systems, Inc. ..........................       25,100               457
 Motorola, Inc. ...............................       64,100             1,061
                                                                       -------
                                                                         1,518

Energy - Alternative Source - 0.9%
 El Paso Corp. ................................       21,800             1,145

Financial Services - 1.7%
 Merrill Lynch & Co., Inc. ....................       28,700             1,700
 Pitney Bowes, Inc. ...........................        9,200               388
                                                                       -------
                                                                         2,088

Food, Beverage & Tobacco - 4.8%
 ConAgra, Inc. ................................       60,600             1,200
 PepsiCo, Inc. ................................       29,800             1,317
 Philip Morris Cos., Inc. .....................       22,800             1,157
 R.J. Reynolds Tobacco Holdings,
  Inc. * ......................................       39,700             2,168
                                                                       -------
                                                                         5,842

Health Care Products - 6.0%
 Abbott Laboratories ..........................       33,700             1,618
 American Home Products Corp. .................       12,100               707
 Baxter International, Inc. ...................       16,000               784
 Bristol-Myers Squibb Co. .....................        5,000               262
 Eli Lilly & Co. ..............................        3,200               237
 McKesson HBOC, Inc. ..........................        9,000               334
 Merck & Co., Inc. ............................       11,300               722
 Mylan Laboratories, Inc. .....................       15,400               433
 Pharmacia Corp. ..............................       34,100             1,567
 Schering-Plough Corp. ........................       16,000               580
                                                                       -------
                                                                         7,244

Health Care Services - 0.1%
 WebMD Corp. ..................................       13,100                92

Insurance - 7.1%
 American International Group, Inc. ...........       22,800             1,961
 Cigna Corp. ..................................       15,200             1,456
 Marsh & McLennan Cos., Inc. ..................       13,000             1,313
 MBIA, Inc. ...................................       43,650             2,430
 XL Capital, Ltd. - Cl. A .....................       17,500             1,437
                                                                       -------
                                                                         8,597

Leisure & Recreation - 1.1%
 Eastman Kodak Co. ............................        6,400               299
 Sabre Group Holdings, Inc. ...................       20,400             1,020

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE II FUND


                                                                       Market
            Name of Issuer                            Shares            Value
                                                                       (000's)

COMMON STOCK - Continued

Leisure & Recreation - Continued
 Six Flags, Inc. ..............................        3,000          $     63
                                                                       -------
                                                                         1,382

Machinery - 1.1%
 Caterpillar, Inc. ............................       14,100               706
 Thermo Electron Corp. * ......................       27,900               614
                                                                       -------
                                                                         1,320

Media - Publishing - 0.5%
 Gannett Co., Inc. ............................        9,800               646

Media - TV / Radio - 2.6%
 Adelphia Communications Corp.
      - Cl. A .................................       23,900               980
 AOL Time Warner, Inc. * ......................        9,000               477
 E.W. Scripps Co. - Cl. A .....................       13,400               924
 USA Networks, Inc. *  ........................       26,700               748
                                                                       -------
                                                                         3,129

Metals & Mining - 1.7%
 Alcoa, Inc. ..................................       35,500             1,399
 Minnesota Mining & Manufacturing
  Co. .........................................        5,400               616
                                                                       -------
                                                                         2,015

Oil & Natural Gas Exploration & Production - 9.1%
 Chevron Corp. ................................       27,700             2,507
 Conoco, Inc. - Cl. B .........................        9,000               260
 Exxon Mobil Corp. ............................       78,700             6,874
 Helmerich & Payne, Inc. ......................       17,100               527
 Rowan Cos., Inc. .............................       30,300               670
 Sunoco, Inc. .................................        1,900                70
 Ultramar Diamond Shamrock Corp. ..............        1,600                76
 USX-Marathon Group ...........................        3,000                88
                                                                       -------
                                                                        11,072

Oil - Equipment & Service - 0.2%
 Halliburton Co. ..............................        8,000               285

Paper & Forest Products - 1.1%
 Bowater, Inc. ................................       15,400               689
 Kimberly-Clark Corp. .........................       12,000               671
                                                                       -------
                                                                         1,360

Personal & Commercial Lending - 5.1%
 Citigroup, Inc. ..............................      116,700             6,166

Real Estate Investment Trust - 1.6%
 Equity Office Properties Trust ...............       42,500             1,344
 Kimco Realty Corp. ...........................       12,800               606
                                                                       -------
                                                                         1,950

Real Estate Operations - 0.1%
 Security Capital Group, Inc. -
  Cl. B .......................................        8,300               178

Retail - Department Stores - 2.2%
 Family Dollar Stores, Inc. ...................       57,700             1,479
 Intimate Brands, Inc. ........................       12,600               190
 Wal-Mart Stores, Inc. ........................       20,500             1,000
                                                                       -------
                                                                         2,669

Retail - Food - 2.5%
 Brinker International, Inc. ..................       13,600               352
 McDonald's Corp. .............................       34,300               928
 Safeway, Inc. * ..............................       35,500             1,704
                                                                       -------
                                                                         2,984

Shoe & Apparel Manufacturing - 1.1%
 Jones Apparel Group, Inc. * ..................       11,300               488
 Nike, Inc. - Cl. B ...........................       19,200               806
                                                                       -------
                                                                         1,294

Telecommunication Services - 4.9%
 Broadwing, Inc. ..............................       23,200               567
 Verizon Communications .......................       87,600             4,687
 WorldCom, Inc. *  ............................       45,300               643
                                                                       -------
                                                                         5,897

Telephone - 5.5%
 AT&T Corp. ...................................       44,700               983
 AT&T Corp. - Liberty Media Group
  - Cl. A .....................................      115,200             2,015
 Constellation Energy Group ...................       18,700               797
 Qwest Communications
  International, Inc. .........................       39,800             1,269
 SBC Communications, Inc. .....................       38,800             1,554
                                                                       -------
                                                                         6,618

Transportation Services - 1.1%
 Canadian National Railway Co. ................        9,700               393
 Continental Airlines, Inc. - Cl. B *  ........        5,200               256
 Delta Air Lines, Inc. ........................        3,700               163
 Southwest Airlines Co. .......................       29,850               552
                                                                       -------
                                                                         1,364

U.S. Government Agencies - 3.0%
 Federal Home Loan Mortgage Corp. .............       13,700               959
 Federal National Mortgage Assoc ..............       32,200             2,742
                                                                       -------
                                                                         3,701
                                                                       -------
              TOTAL COMMON STOCK- .............         99.2%          120,164
                                                                       -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE/MID CAP VALUE II FUND


                                                        Par             Market
             Name of Issuer                            Value             Value
                                                      (000's)           (000's)

SHORT-TERM INVESTMENTS

Investment in joint trading account - 1.2%
Investment in joint trading account
  3.97% due 07/02/01 ..........................       $1,473            $1,473

U.S. Treasury Bills - 0.1%

U.S. Treasury Bills
  3.54% due 09/06/01 # ........................           25                25
  3.96% due 07/12/01 ..........................           35                35
  3.62% due 07/09/01 ..........................           35                35
                                                                        ------
                                                                            95


                                                      Shares

 Cash Equivalents - 5.3%
   Navigator Securities Lending Prime
    Portfolio **                                   6,460,592             6,461
                                                   ----------         --------
                   TOTAL SHORT-TERM INVESTMENTS          6.6%            8,029
                                                   ----------         --------
                             TOTAL INVESTMENTS-        105.8%          128,193

               Other Assets & Liabilities, Net-         (5.8)%          (7,091)
                                                   ----------         --------
                                    NET ASSETS-        100.0%         $121,102
                                                   ==========         ========

ADR-American Depository Receipts.
*  Non-income producing security.
** Represents investment of security lending collateral.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND


                                                                       Market
               Name of Issuer                        Shares             Value
                                                                       (000's)

COMMON STOCK

Automobile - 1.8%
 United Rentals, Inc. * .......................      126,900           $ 3,293

Bank - 2.1%
 Mercantile Bankshares Corp. ..................       35,800             1,401
 Westamerica Bancorp ..........................       35,600             1,397
 Wilmington Trust Trust Corp. .................       16,900             1,059
                                                                       -------
                                                                         3,857

Brokerage & Investment Management - 4.3%
 Investment Technology Group, Inc. ............       77,400             3,893
 Legg Mason, Inc. .............................       78,400             3,901
                                                                       -------
                                                                         7,794

Business Services - 1.2%
 G&K Services, Inc. - Cl. A ...................       83,000             2,233

Chemical - 1.6%
 MacDermid, Inc. ..............................       66,800             1,202
 NOVA Corp. ...................................       53,800             1,692
                                                                       -------
                                                                         2,894

Chemicals - 0.7%
 Dionex Corp. .................................       38,600             1,283

Commercial Services - 1.3%
 TMP Worldwide, Inc. *  .......................       39,300             2,358

Computer Equipment - 2.2%
 Brocade Communications Systems, Inc. .........       17,500               770
 Lexmark International Group, Inc. -
     Cl. A ....................................       47,200             3,174
                                                                       -------
                                                                         3,944

Computer Software & Services - 12.5%
 Acxiom Corp. .................................       85,500             1,119
 Affiliated Computer Services, Inc. -
     Cl. A * ..................................       21,400             1,539
 Black Box Corp. ..............................       49,200             3,314
 CheckFree Corp. ..............................       10,200               358
 DST Systems, Inc. *  .........................       46,000             2,424
 IMS Health, Inc. .............................      110,900             3,161
 Macromedia, Inc. * ...........................       83,600             1,505
 Mercury Interactive Corp.* ...................        3,900               234
 Openwave Systems, Inc. * .....................        4,000               139
 Peoplesoft, Inc. .............................       16,500               812
 Radiant Systems, Inc. *  .....................        8,000               129
 Rational Software Corp. *  ...................       66,900             1,816
 SunGard Data Systems, Inc. ...................       60,600             1,819
 Systems & Computer Technology
     Corp. ....................................       84,200               762
 Trizetto Group, Inc. * .......................       33,500               310
 Verity, Inc. * ...............................      142,200             2,837
 Vignette Corp. * .............................       39,500               350
                                                                       -------
                                                                        22,628

Consumer Miscellaneous - 0.9%
 Catalina Marketing Corp. .....................       55,000             1,678

Container - 2.6%
 Bemis Co., Inc. ..............................       62,500             2,511
 Pactiv Corp. .................................      162,800             2,181
                                                                       -------
                                                                         4,692

Diversified Operations - 1.9%
 AptarGroup, Inc. .............................       40,200             1,304
 Ionics, Inc. * ...............................       65,200             2,054
                                                                       -------
                                                                         3,358

Electric Power - 2.7%
 Calpine Corp. * ..............................       47,700             1,803
 Montana Power Co. ............................      113,100             1,312
 Pinnacle West Capital Corp. ..................       38,500             1,825
                                                                       -------
                                                                         4,940

Electronic Products & Services - 7.0%
 Atmi, Inc. * .................................        9,200               276
 Emulex Corp. .................................        8,400               339
 Littelfuse, Inc. * ...........................       92,700             2,483
 Optimal Robotics Corp. * .....................       73,200             2,782
 QLogic Corp. *  ..............................       20,500             1,321
 Sensormatic Electronics Corp. ................      202,800             3,448
 Varian Semiconductor Equipment
  Associates, Inc. ............................       10,000               420
 Veeco Instruments Inc. * .....................       41,100             1,634
                                                                       -------
                                                                        12,703

Food, Beverage & Tobacco - 2.0%
 Pepsi Bottling Group, Inc. ...................       91,800             3,681

Health Care Products - 14.0%
 Becton, Dickinson & Co. ......................      103,500             3,704
 Biomet, Inc. .................................       49,550             2,381
 Cephalon, Inc. * .............................       16,000             1,128
 COR Therapeutics, Inc.8  .....................        7,200               220
 CV Therapeutics, Inc. *  .....................       21,000             1,197
 Edwards Lifesciences Corp. ...................      187,600             4,945
 Genzyme Corp. *  .............................       37,000             2,257
 Gilead Sciences, Inc. *  .....................       18,000             1,048
 Immunex Corp. ................................       97,200             1,725
 Laboratory Corporation of America
  Holdings ....................................       21,900             1,684
 Millipore Corp. ..............................       37,100             2,300
 NPS Pharmaceuticals, Inc. *  .................       12,500               503
 Patterson Dental Co. .........................       70,800             2,124
 Regeneron Pharmaceuticals ....................        1,700               589
                                                                       -------
                                                                        25,805

Health Care Services - 7.6%
 Gene Logic, Inc. .............................       31,000               676
 Health Management Associates, Inc. -
  Cl. A * .....................................      176,200             3,707
 Idec Pharmaceuticals Corp. ...................       20,000             1,354
 Trigon Healthcare, Inc. ......................       69,200             4,487

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP GROWTH FUND


                                                                       Market
               Name of Issuer                        Shares             Value
                                                                       (000's)

COMMON STOCK - CONTINUED

Health Care Services - Continued
 Wellpoint Health networks, Inc. ..............       37,000          $  3,487
                                                                      --------
                                                                        13,771
Household Appliances & Furnishings - 2.1%
 Herman Miller, Inc. ..........................      154,600             3,741

Insurance - 4.3%
 Ambac Financial Group, Inc. ..................       66,900             3,893
 Reinsurance Group of America .................      104,900             3,976
                                                                      --------
                                                                         7,869

Leisure & Recreation - 1.7%
 Speedway Motorsports, Inc. * .................      121,700             3,068

Oil & Natural Gas Exploration &
  Production- 3.9%
 Atwood Oceanics, Inc.* .......................       38,800             1,362
 Helmerich & Payne, Inc. ......................       94,300             2,906
 Murphy Oil Corp. .............................       29,600             2,179
 Suncor Energy, Inc. ..........................        3,400                87
                                                                      --------
                                                                         6,534

Oil - Equipment & Service - 2.9%
 Hanover Compressor Co. * .....................       85,800             2,839
 Swift Energy Co. .............................       77,500             2,335
                                                                      --------
                                                                         5,174

Retail - Department Stores - 5.2%
 Bed Bath & Beyond, Inc.* .....................       24,300               758
 Family Dollar Stores, Inc. ...................      129,200             3,312
 Fastenal Co. .................................       28,900             1,791
 Staples, Inc. *  .............................      227,900             3,644
                                                                      --------
                                                                         9,505

Retail - Food - 3.3%
 Darden Restaurants, Inc. .....................      123,400             3,443
 Whole Foods Market, Inc.* ....................       94,300             2,555
                                                                      --------
                                                                         5,998

Shoe & Apparel Manufacturing - 2.0%
 Liz Claiborne, Inc. ..........................       70,900             3,577

Telecommunication Equipment - 5.0%
 CommScope, Inc.* .............................      138,700             3,260
 DMC Stratex Networks, Inc. - Notes*  .........      145,800             1,458
 Symbol Technologies, Inc. ....................      110,650             2,456
 Tekelec, Inc. ................................       51,400             1,393
 TriQuint Semiconductor, Inc.* ................       24,400               549
                                                                      --------
                                                                         9,116

Telecommunication Services - 0.3%
 Broadwing, Inc. ..............................       25,500               623

Transportation Services - 2.0%
 Atlas Air Worldwide Hldgs, Inc. *  ...........       77,000             1,090
 EGL, Inc. *  .................................      139,500             2,436
                                                                      --------
                                                                         3,526
                                                                      --------
                            TOTAL COMMON STOCK-         99.1%          179,643
                                                                      --------
                                                        Par
                                                       Value
                                                      (000's)

SHORT-TERM INVESTMENTS

Investment in joint trading account - 0.6%
 Investment in joint trading account
   3.97% due 07/02/01 .........................     $  1,010             1,010


                                                      Shares
Cash Equvalents - 15.6%
 Navigator Securities Lending Prime
  Portfolio **                                    28,338,513            28,339
                                                  -----------        ---------
                   TOTAL SHORT-TERM INVESTMENTS         16.2%           29,349
                                                  -----------        ---------
                             TOTAL INVESTMENTS-        115.3%          208,992

               Other Assets & Liabilities, Net-        (15.3)%         (27,678)
                                                  -----------        ---------
                                    NET ASSETS-        100.0%        $ 181,314
                                                  ===========        =========

*  Non-income producing security.
** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS

Aerospace & Defense - 1.1%
 Lockheed Martin Corp.
 8.2% due 12/01/09 ............................     $    200          $    215
 Northrop-Grumman Corp. - Debs.
 7.75% due 03/01/16 ...........................           75                77
 Raytheon Co. - Notes
 6.75% due 08/15/07 ...........................          200               195
 Safeway, Inc. - Notes
 7.5% due 09/15/09 ............................          150               156
 United Technology Corp.
 6.625% due 11/15/04 ..........................          200               207
 United Technologies Corp. - Debs.
 8.875% due 11/15/19 ..........................           50                59
                                                                      --------
                                                                           909

Auto & Truck Parts - 0.5%
 TRW, Inc.
 7.125% due 06/01/09 ..........................          150               147
 Visteon Corp.
 7.95% due 08/01/05 ...........................          250               261
                                                                      --------
                                                                           408

Automobile - 0.9%
 Daimler Chrysler Auto Trust  - Notes
 6.7% due 03/08/06 ............................          400               415
 Delphi Automotive Systems Corp. - Debs.
 7.125% due 05/01/29 ..........................           50                46
 Delphi Automotive Systems Corp. - Notes
 6.5% due 05/01/09 ............................          200               192
 Ford Motor Co. - Bonds
 6.625% due 02/15/28 ..........................           50                43
                                                                      --------
                                                                           696

Bank - 3.3%
 African Development Bank - Sub. Notes
 6.875% due 10/15/15 ..........................           35                36
 Asian Development Bank - Bonds
 5.5% due 04/23/04 ............................          270               269
 Bank of America Corp. - Sub. Notes
 7.8% due 02/15/10 ............................          150               159
 Bank One Corp. - Sr. Notes
 5.625% due 02/17/04 ..........................          150               151
 BankAmerica Corp. - Sub. Notes
 6.5% due 03/15/06 ............................          150               152
 Chase Manhattan Corp. - Sub. Notes
 7.125% due 02/01/07 ..........................          225               233
 First Union Corp. - Sub. Notes
 8.125% due 06/24/02 ..........................          230               238
 Fleet Boston Corp. - Sub. Notes
 7.375% due 12/01/09 ..........................          100               105
 Fleet Financial Group, Inc. - Sub. Debs.
 6.7% due 07/15/28 ............................           75                70
 Golden West Financial Corp. - Sub. Notes
 6.7% due 07/01/02 ............................          150               153
 HSBC Holdings PLC
 7.5% due 07/15/09 ............................          150               157
 InterAmerican Development Bank - Debs.
 8.5% due 03/15/11 ............................          200               233
 Korea Development Bank - Bonds
 7.375% due 09/17/04 ..........................          120               125
 National City Bank of Pennsylvania - Sub.
  Notes
 7.25% due 10/21/11 ...........................           50                51
 Royal Bank of Scotland PLC - Sub. Notes
 6.4% due 04/01/09 ............................          150               148
 Wachovia Corp. - Sub. Notes
 5.625% due 12/15/08 ..........................           75                70
 Wells Fargo Co. - Notes
 6.625% due 07/15/04 ..........................          175               181
 Wells Fargo Co. - Sub. Notes
 6.875% due 04/01/06 ..........................          150               155
                                                                      --------
                                                                         2,686

Brokerage & Investment Management - 2.3%
 Bear Stearns Co., Inc.
 7.625% due 02/01/05 ..........................          250               262
 Merrill Lynch & Co., Inc. - Notes
 8.0% due 06/01/07 ............................          200               214
 Morgan Stanley Capital, Inc. - CTF 1998 WF1
  Cl. A 1
 6.25% due 07/15/07 ...........................        1,187             1,206
 Morgan Stanley Dean Witter
 7.75% due 06/15/05 ...........................          170               181
                                                                      --------
                                                                         1,863

Business Services - 0.4%
 Electronic Data Systems Corp.
 7.125% due 10/15/09 ..........................          100               102
 Financing Corp.
 8.6% due 09/26/19 ............................          150               184
                                                                      --------
                                                                           286

Chemical - 0.2%
 Eastman Chemical - Debs.
 7.6% due 02/01/27 ............................           50                43
 Morton International, Inc. - Debs.
 9.25% due 06/01/20 ...........................           40                47
 Rohm & Haas Co. - Notes
 7.4% due 07/15/09 ............................           80                83
                                                                      --------
                                                                           173

Computer Equipment - 0.4%
 Hewlett - Packard Co. - Notes
 7.15% due 06/15/05 ...........................          200               207
 International Business Machines Corp. -
  Debs.
 7.0% due 10/30/25 ............................          100               100
                                                                      --------
                                                                           307

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Consumer Miscellaneous - 0.2%
 Fortune Brands, Inc. - Debs.
 7.875% due 01/15/23 ..........................     $    100          $    101
 United Utilities PLC - Notes
 6.875% due 08/15/28 ..........................          100                88
                                                                      --------
                                                                           189

Cosmetic & Personal Care - 0.1%
 Procter & Gamble Co. - Debs.
 6.45% due 01/15/26 ...........................          100                96

Diversified Operations - 0.3%
 Honeywell International, Inc. - Notes
 7.5% due 03/01/10 ............................           75                80
 John Deere Capital Corp. - Notes
 6.0% due 02/15/09 ............................           60                57
 Tyco International Group SA
 6.375% due 06/15/05 ..........................           80                81
                                                                      --------
                                                                           218

Electric Power - 1.1%
 CalEnergy Co., Inc. - Bonds
 8.48% due 09/15/28 ...........................           60                65
 Duke Energy Co. - 1st Ref. Mtg.
 6.75% due 08/01/25 ...........................          100                92
 Florida Power & Light Co.
 7.75% due 02/01/23 ...........................           50                49
 Niagara Mohawk Power Corp.
 7.75% due 10/01/08 ...........................          200               204
 Ontario Hydro - Local Govt. GTD.
 6.1% due 01/30/08 ............................          100               100
 Philadelphia Electric Co. - 1st Ref. Mtg.
 7.125% due 09/01/02 ..........................          100               103
 Tennessee Valley Authority
 6.75% due 11/01/25 ...........................          100               102
 Virginia Electric Power Co. - 1st Mtg.
 7.625% due 07/01/07 ..........................          150               158
                                                                      --------
                                                                           873

Entertainment & Recreation - 0.1%
 TCI Communciations, Inc. - Sr. Notes
 7.125% due 02/15/28 ..........................           70                65

Financial Services - 2.4%
 Ameritech Capital Funding Corp.
 6.875% due 10/15/27 ..........................           60                58
 Anardarko Finance Co. - Sr. Notes 144A
 6.75% due 05/01/11 ...........................          200               199
 Associates Corp. of North America
 5.5% due 02/15/04 ............................          675               677
 Citicorp Capital II
 8.015% due 02/15/27 ..........................          100               103
 GATX Capital Corp. - Notes
 6.875% due 12/15/06 ..........................          100                94
 Goldman Sachs Group, Inc. - Notes
 7.35% due 10/01/09 ...........................          100               103
 Hartford Financial Services Group, Inc. -
  Sr. Notes
 7.75% due 06/15/05 ...........................          150               159
 Morgan Stanley, Dean Witter, Discover & Co.
  - Notes
 6.875% due 03/01/03 ..........................          200               206
 Newcourt Credit Group, Inc. - Ser. B
 6.875% due 02/16/05 ..........................          100               103
 Qwest Capital Funding - GTD Notes
 7.9% due 08/15/10 ............................           90                93
 Sumitomo Bank International Finance NV -
  Notes
 8.5% due 06/15/09 ............................          100               107
 Washington Mutual Capital I
 8.375% due 06/01/27 ..........................           60                61
                                                                      --------
                                                                         1,963

Food, Beverage & Tobacco - 1.2%
 Archer Daniels Midland Co. - Notes
 6.25% due 05/15/03 ...........................          275               282
 Coca-Cola Enterprises, Inc. - Debs.
 8.5% due 02/01/22 ............................          100               115
 Conagra, Inc. - Debs.
 9.75% due 03/01/21 ...........................           75                90
 Kellogg Co. - Bonds
 7.45% due 04/01/31 ...........................          100               100
 Pepsi Bottling Group, Inc. - Sr. Notes Ser. B
 7.0% due 03/01/29 ............................          100               100
 Philip Morris Cos., Inc. - Debs.
 8.25% due 10/15/03 ...........................          100               106
 SuperValu, Inc. - Notes
 7.625% due 09/15/04 ..........................          150               148
                                                                      --------
                                                                           941

Foreign Governmental - 2.2%
 Government of Canada
 5.25% due 11/05/08 ...........................          125               120
 Government of New Zealand - Debs.
 8.75% due 12/15/06 ...........................          120               136
 Hydro-Quebec
 8.4% due 01/15/22 ............................          100               115
 Kingdom of Spain
 7.0% due 07/19/05 ............................          250               264
 Kingdom of Sweden - Debs.
 12.0% due 02/01/10 ...........................           75               104
 Malaysia - Bonds
 8.75% due 06/01/09 ...........................           50                54
 Province of Manitoba - Debs.
 6.875% due 09/15/02 ..........................          200               205
 Province of Newfoundland - Debs.
 9.0% due 10/15/21 ............................           60                73
 Province of Ontario
 8.0% due 10/17/01 ............................          200               202

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Foreign Governmental - Continued
 Province of Ontario  - Bonds
 6.0% due 02/21/06 ............................     $    300          $    304
 Province of Quebec - Debs.
 7.5% due 07/15/23 ............................          100               105
 Republic of Korea - Unsub.
 8.75% due 04/15/03 ...........................           85                90
                                                                      --------
                                                                         1,772

Health Care Products - 0.1%
 Eli Lilly & Co. - Notes
 7.125% due 06/01/25 ..........................           80                83

Insurance - 0.6%
 Aetna Inc.
 7.625% due 08/15/26 ..........................          100               104
 Allstate Corp.
 7.2% due 12/01/09 ............................          150               156
 Hartford Life, Inc. - Debs.
 7.65% due 06/15/27 ...........................           50                52
 Torchmark, Inc. - Debs.
 8.25% due 08/15/09 ...........................          100               104
 Travelers Property Casualty Corp. - Sr. Notes
 7.75% due 04/15/26 ...........................           50                52
                                                                      --------
                                                                           468

Machinery - 0.3%
 Caterpillar, Inc. - Debs.
 8.0% due 02/15/23 ............................           50                55
 Reliance Electric Co. - Notes
 6.8% due 04/15/03 ............................          200               208
                                                                      --------
                                                                           263

Media - TV / Radio - 0.5%
 News America Holdings, Inc. - Debs.
 7.7% due 10/30/25 ............................          100                93
 Time Warner Entertainment, Inc. - Sr. Notes
 8.375% due 07/15/33 ..........................          200               217
 Viacom, Inc.
 7.875% due 07/30/30 ..........................           50                53
                                                                      --------
                                                                           363

Metals & Mining - 0.2%
 Noranda, Inc. - Debs.
 7.0% due 07/15/05 ............................          200               199

Natural Gas Distribution - 0.2%
 Enron Corp. - Notes
 6.75% due 09/15/04 ...........................          100               101
 Tennessee Gas Pipeline - Bonds
 7.5% due 04/01/17 ............................          100                98
                                                                      --------
                                                                           199

Oil - 0.4%
 Atlantic Richfield Co. - Notes
 5.55% due 04/15/03 ...........................           75                76
 Conoco, Inc. - Sr. Notes
 6.95% due 04/15/29 ...........................           90                86
 Occidental Petroleum Corp. - Debs.
 7.2% due 04/01/28 ............................           40                39
 Tosco Corp. - Notes
 7.625% due 05/15/06 ..........................          115               122
                                                                      --------
                                                                           323

Oil & Natural Gas Exploration & Production - 0.5%
 Burlington Resources, Inc - Debs.
 9.125% due 10/01/21 ..........................           90               106
 Norsk Hydro A/S
 7.25% due 09/23/27 ...........................           75                74
 Phillips Petroleum Co. - Debs.
 6.65% due 07/15/18 ...........................           50                47
 Trans-Canada Pipelines
 7.7% due 06/15/29 ............................          100               101
 Union Oil Co. of California
 7.5% due 02/15/29 ............................           60                61
                                                                      --------
                                                                           389

Oil - Equipment & Service - 0.1%
 Coastal Corp. - Debs.
 6.5% due 06/01/08 ............................          100                95

Paper & Forest Products - 0.2%
 Bowater, Inc. - Debs.
 9.0% due 08/01/09 ............................          100               107
 Champion International Corp. - Debs.
 7.35% due 11/01/25 ...........................           50                46
 Westvaco Corp. - Notes
 7.1% due 11/15/09 ............................           35                34
                                                                      --------
                                                                           187

Personal & Commercial Lending - 2.8%
 Aristar, Inc. - Sr. Notes
 6.5% due 11/15/03 ............................          200               204
 CitiFinancial Credit Co. - Notes
 5.9% due 09/01/03 ............................          150               152
 Ford Motor Credit Co.
 6.125% due 01/09/06 ..........................          300               295
 General Motors Acceptance Corp.
 5.85% due 01/14/09 ...........................          500               465
 General Motors Acceptance Corp. - Notes
 9.625% due 12/15/01 ..........................          350               358
 Household Finance Corp. - Notes
 6.5% due 11/15/08 ............................          280               274
 LB Commercial Conduit Mortgage Trust
 7.325% due 09/15/09 ..........................          400               417
 Toyota Motor Credit Corp. - Notes
 5.5% due 12/15/08 ............................           60                57
                                                                      --------
                                                                         2,222

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS - CONTINUED

Real Estate Investment Trust - 0.1%
 Spieker Properties, Inc. - Debs.
 7.5% due 10/01/27 ............................      $    40           $    37

Retail - Department Stores - 0.6%
 Dayton Hudson Corp. - Debs.
 6.75% due 01/01/28 ...........................           25                23
 Federated Department Stores
 6.625% due 04/01/11 ..........................          200               193
 Gap, Inc. - Notes
 6.9% due 09/15/07 ............................          100               100
 Target Corp.
 6.35% due 01/15/11 ...........................          100                99
 Wal-Mart Stores, Inc. - Debs.
 6.75% due 10/15/23 ...........................          100               100
                                                                      --------
                                                                           515
Retail - Food - 0.3%
 Albertson's, Inc. - Notes
 6.625% due 06/01/28 ..........................           50                42
 McDonald's Corp. - Sub. Debs.
 7.31% due 09/15/27 ...........................           60                59
 Safeway, Inc.
 7.25% due 09/15/04 ...........................          150               156
                                                                      --------
                                                                           257

Telecommunication Equipment - 0.2%
 Deutsche Telekom International Finance
 8.25% due 06/15/30 ...........................          100               103
 GTE Corp. - Debs.
 6.94% due 04/15/28 ...........................          100                93
                                                                      --------
                                                                           196

Telecommunication Services - 2.1%
 AT&T WirelessGroup - Sr. Notes 144A
 7.875% due 03/01/11 ..........................          200               200
 AT&T Canada, Inc. - Sr. Notes
 7.65% due 09/15/06 ...........................          150               148
 Bell Canada
 7.75% due 04/01/06 ...........................          125               130
 BellSouth Telecommunications, Inc. - Debs.
 7.0% due 10/01/25 ............................          100                98
 British Telecommunications PLC - Notes
 8.125% due 12/15/10 ..........................          200               212
 Dominion Resources, Inc.
 8.125% due 06/15/10 ..........................          200               216
 France Telecom - Notes Sr. 144A
 7.2% due 03/01/06 ............................          350               360
 Telefonica Europe BV - Notes
 8.25% due 09/15/30 ...........................          100               106
 Vodafone Group PLC
 7.75% due 02/15/10 ...........................          100               105
 Worldcom, Inc. - Notes
 8.25% due 05/15/31 ...........................          150               147
                                                                      --------
                                                                         1,722

Telephone - 0.8%
 Alltel Corp. - Sr. Notes
 7.6% due 04/01/09 ............................          100               103
 Comcast Cable Communications - Notes
 8.875% due 05/01/17 ..........................           75                85
 New York Telephone Co. - Debs.
 7.25% due 02/15/24 ...........................          100                95
 SBC Communications Capital Corp. - Debs.
 5.875% due 06/01/03 ..........................          100               100
 South Carolina Electric & Gas - 1st Mtg.
 7.5% due 06/15/23 ............................          100                96
 Sprint Capital Corp.
 6.875% due 11/15/28 ..........................          150               127
                                                                      --------
                                                                           606

Transportation Services - 0.7%
 American Airlines, Inc. - Pass Through
 Certificates
 7.024% due 04/15/11 ..........................           60                61
 Burlington Northern Railroad Co.
 6.125% due 03/15/09 ..........................          150               144
 CSX Corp. - Debs.
 7.45% due 05/01/07 ...........................          125               130
 Norfolk Southern Corp. - Notes
 7.35% due 05/15/07 ...........................          125               129
 Union Pacific Corp. - Debs.
 6.625% due 02/01/29 ..........................           85                76
                                                                      --------
                                                                           540

U.S. Government Agencies - 44.9%
 Federal Home Loan Bank
 5.58% due 08/17/01 ...........................          300               300
 6.75% due 02/15/02 ...........................        1,600             1,626
 Federal Home Loan Bank Disc. Note
 5.125% due 03/06/06 ..........................          600               590
 Federal Home Loan Mortgage Corp.
 5.5% due 06/01/16 ............................          500               483
 5.75% due 04/15/08 ...........................          300               298
 6.5% due 01/01/21 ............................          431               429
 6.5% due 05/01/31 ............................          599               590
 7.0% due 07/15/05 ............................          655               692
 7.0% due 02/01/16 ............................          371               378
 7.0% due 05/01/31 ............................          250               251
 8.0% due 09/01/30 ............................          500               516
 Federal Home Loan Mortgage Corp. - Bonds
 7.1% due 04/10/07 ............................          500               534
 Federal Home Loan Mortgage Corp. - Deb.
 5.0% due 01/15/04 ............................          800               802
 Federal Home Loan Mortgage Corp. - Notes
 5.75% due 07/15/03 ...........................        1,000             1,022
 6.0% due 10/01/14 ............................          572               564
 6.0% due 08/01/29 ............................          995               957
 6.5% due 11/01/15 ............................          587               590
 6.5% due 09/01/28 ............................          474               467
 6.5% due 06/01/29 ............................           87                85

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
BOND INDEX FUND

                                                       Par             Market
       Name of Issuer                                 Value            Value
                                                     (000's)          (000's)

PUBLICLY-TRADED BONDS - CONTINUED

U.S. Government Agencies - Continued
 Federal Home Loan Mortgage Corp. - Notes
 6.5% due 07/01/29 ............................      $   983           $   968
 6.5% due 12/01/30 ............................          399               393
 6.875% due 01/15/05 ..........................          150               158
 7.0% due 02/01/30 ............................        1,397             1,404
 7.5% due 02/01/16 ............................          141               145
 7.5% due 11/01/30 ............................        1,012             1,034
 8.0% due 02/01/30 ............................          363               375
 Federal Home Loan Mortgage Corp. - Sr. Notes
 5.8% due 09/02/08 ............................          225               223
 Federal National Mortgage Assoc.
 5.375% due 03/15/02 ..........................          450               455
 5.5% due 03/01/16 ............................          200               193
 5.5% due 04/01/16 ............................          100                96
 6.0% due 05/01/14 ............................          238               235
 6.0% due 06/01/31 ............................          700               672
 6.25% due 05/15/29 ...........................          965               924
 6.375% due 06/15/09 ..........................          600               612
 6.5% due 04/29/09 ............................          200               199
 6.5% due 11/01/29 ............................          700               690
 7.0% due 05/01/31 ............................          600               603
 7.5% due 11/01/30 ............................          238               243
 Federal National Mortgage Assoc. - Notes
 4.75% due 11/14/03 ...........................          175               175
 6.0% due 02/01/16 ............................          589               580
 6.0% due 01/01/29 ............................          994               958
 6.19% due 02/19/09 ...........................          120               118
 6.5% due 02/01/15 ............................          279               280
 6.5% due 12/01/30 ............................          469               462
 6.5% due 01/01/31 ............................          114               112
 6.5% due 02/01/31 ............................        1,795             1,768
 7.0% due 01/01/08 ............................          199               202
 7.0% due 03/01/16 ............................          292               297
 7.0% due 01/01/30 ............................        1,726             1,734
 7.125% due 01/15/30 ..........................          159               170
 7.5% due 10/01/15 ............................          398               409
 7.5% due 09/01/30 ............................        1,187             1,212
 8.0% due 08/01/30 ............................          492               508
 8.5% due 09/01/30 ............................          339               356
 Government National Mortgage Assoc.
 6.5% due 05/15/31 ............................          300               296
 7.0% due 06/15/31 ............................          500               504
 7.5% due 01/15/31 ............................          195               200
 8.5% due 09/15/30 ............................          347               363
 Government National Mortgage Assoc. - Notes.
 6.0% due 07/15/29 ............................          325               314
 6.5% due 01/15/16 ............................          196               198
 Government National Mortgage Assoc. - Notes
 6.5% due 05/15/29 ............................        1,176             1,164
 7.0% due 12/15/30 ............................        1,382             1,394
 7.5% due 09/15/30 ............................        1,121             1,149
 8.0% due 02/15/31 ............................          772               800
                                                                      --------
                                                                        36,519

U.S. Governmental - 24.5%
 U.S. Treasury-Bill
 3.435% due 09/13/01 ..........................          842               842
 U.S. Treasury Bond
 5.0% due 02/15/11 ............................        1,000               970
 5.5% due 08/15/28 ............................          700               663
 6.5% due 11/15/26 ............................          535               576
 6.75% due 08/15/26 ...........................          775               859
 8.125% due 08/15/21 ..........................        1,100             1,382
 8.75% due 08/15/20 ...........................        1,100             1,457
 9.125% due 05/15/09 ..........................          750               837
 10.75% due 08/15/05 ..........................          600               728
 11.25% due 02/15/15 ..........................          260               393
 11.75% due 02/15/10 ..........................          250               306
 11.75% due 11/15/14 ..........................          465               659
 U.S. Treasury - Notes
 5.625% due 05/15/08 ..........................        2,000             2,079
 5.75% due 10/31/02  ..........................        2,000             2,044
 5.75% due 08/15/03 ...........................        1,000             1,028
 6.75% due 05/15/05 ...........................        2,500             2,662
 7.875% due 11/15/04 ..........................        2,000             2,190
 United Mexican States - Notes
 9.875% due 02/01/10 ..........................          220               242
                                                                      --------
                                                                        19,917
                                                                      --------
                  TOTAL PUBLICLY-TRADED BONDS -         96.8%           78,545
                                                                      --------

SHORT-TERM INVESTMENTS - 2.0%
 Investment in joint trading account
 3.97% due 07/02/01 ...........................        1,626             1,626
                                                    --------          --------
                             TOTAL INVESTMENTS-         98.8%           80,171
               Other Assets & Liabilities, Net-          1.2%              990
                                                    --------          --------
                                    NET ASSETS-        100.0%         $ 81,161
                                                    ========          ========

144A-Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, securities aggregated $759 or .94% of net assets of the Portfolio.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                                       Market
            Name of Issuer                            Shares            Value
                                                                       (000's)

COMMON STOCK

Aerospace & Defense - 0.8%
 Honeywell International, Inc. ................        7,600          $    266

Brokerage & Investment Management - 0.4%
 Goldman Sachs Group, Inc. ....................        1,800               154

Commercial Services - 1.5%
 Concord EFS, Inc. ............................        5,900               307
 Omnicom Group, Inc. ..........................        2,700               232
                                                                      --------
                                                                           539

Computer Equipment - 0.4%
 Veritas Software Corp. *  ....................        2,300               153

Computer Software & Services - 7.9%
 Check Point Software Technologies, Ltd. ......        2,100               106
 Electronic Data Systems Corp. ................       11,000               688
 First Data Corp. .............................        5,000               321
 Microsoft Corp. ..............................       20,500             1,496
 Siebel Systems, Inc. .........................        4,600               216
                                                                      --------
                                                                         2,827

Cosmetic & Personal Care - 1.5%
 Colgate-Palmolive Co. ........................        8,900               525

Diversified Operations - 7.3%
 General Electric Co. .........................       30,000             1,463
 Tyco International, Ltd. .....................       21,200             1,155
                                                                      --------
                                                                         2,618

Electronic Products & Services - 3.7%
 Cisco Systems, Inc. * ........................       48,600               884
 Maxim Integrated Products, Inc. ..............        6,200               274
 Texas Instruments, Inc. ......................        4,500               142
                                                                      --------
                                                                         1,300

Energy - Alternative Source - 0.9%
 Dynegy, Inc. - Cl. A .........................        6,600               307

Financial Services - 3.1%
 Household International, Inc. ................       11,200               747
 Merrill Lynch & Co., Inc. ....................        6,000               356
                                                                      --------
                                                                         1,103

Food, Beverage & Tobacco - 1.1%
 Anheuser-Busch Cos., Inc. ....................        9,500               391

Health Care Products - 14.1%
 Johnson & Johnson ............................        9,900               495
 Medtronic, Inc. ..............................       14,400               663
 Pfizer, Inc. .................................       50,300             2,014
 Pharmacia Corp. ..............................       23,700             1,089
 Schering-Plough Corp. ........................       21,300               772
                                                                      --------
                                                                         5,033

Health Care Services - 1.0%
 Tenet Healthcare Corp. .......................        6,700               346

Insurance - 3.7%
 American International Group, Inc. ...........       15,500             1,333

Media - TV & Radio - 11.9%
 AOL Time Warner, Inc. * ......................       43,100             2,284
 Comcast Corp. - Cl. A * ......................       27,900             1,211
 Viacom, Inc. - Cl. B *  ......................       14,600               756
                                                                      --------
                                                                         4,251

Oil - 1.1%
 Baker Hughes, Inc. ...........................       11,700               392

Oil & Natural Gas Exploration & Production - 3.0%
 BP Amoco PLC - ADR ...........................        8,500               424
 Chevron Corp. ................................        4,000               362
 Transocean Sedco Forex, Inc. .................        7,000               289
                                                                      --------
                                                                         1,075

Personal & Commercial Lending - 9.1%
 Citigroup, Inc. ..............................       31,008             1,638
 MBNA Corp. ...................................       49,100             1,618
                                                                      --------
                                                                         3,256

Retail - Department Stores - 8.7%
 Home Depot, Inc. .............................       24,200             1,126
 Kohl's Corp. .................................       19,400             1,217
 Target Corp. .................................       10,600               367
 Wal-Mart Stores, Inc. ........................        7,800               381
                                                                      --------
                                                                         3,091

Retail - Drug Stores - 1.6%
 Walgreen Co. .................................       16,200               553

Telecommunication Equipment - 3.4%
 Micron Technology, Inc. ......................        6,700               275
 Nokia Oyj - ADR ..............................       42,200               930
                                                                      --------
                                                                         1,205

Telecommunication Services - 1.3%
 Vodafone Group PLC ...........................       21,200               474

Telephone - 3.3%
 AT&T Corp. - Liberty Media Group - Cl. A .....       33,900               593
 AT&T Wireless Group * ........................       34,600               566
                                                                      --------
                                                                         1,159

U.S. Government Agencies - 6.8%
 Federal Home Loan Mortgage Corp. .............       24,200             1,694
 Federal National Mortgage Assoc. .............        8,400               715
                                                                      --------
                                                                         2,409
                                                                      --------
                            TOTAL COMMON STOCK-         97.6%           34,760
                                                                      --------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
LARGE CAP AGGRESSIVE GROWTH FUND

                                                        Par             Market
                                                       Value             Value
                                                      (000's)           (000's)

SHORT-TERM INVESTMENTS - 2.8%

 Investment in joint trading account
  3.97% due 07/02/01 ..........................      $ 1,006           $ 1,006
                                                     -------           -------
                             TOTAL INVESTMENTS-        100.4%           35,766
               Other Assets & Liabilities, Net-         (0.4)%            (137)
                                                     -------           -------

                                    NET ASSETS-        100.0%          $35,629
                                                     =======           =======

ADR-American Depository Receipts
* Non-income producing security.

See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 0.3%
 Kaman Corp. - Cl. A ........................................   1,600   $   28
 Memberworks, Inc. ..........................................   1,400       32
 Teledyne Technologies, Inc. * ..............................   1,000       15
 The Titan Corp. * ..........................................     900       21
                                                                        ------
                                                                            96
Apparel - 0.1%
 Skechers USA, Inc. .........................................   1,400       41

Auto & Truck Parts - 1.1%
 Autoliv, Inc. ..............................................   1,400       24
 AutoZone, Inc. * ...........................................   1,400       53
 Cummins Engine Company, Inc. ...............................     700       27
 Goodyear Tire & Rubber Co. .................................   3,000       84
 Polaris Industries Inc. ....................................   1,000       46
 Visteon Corp. ..............................................   3,400       62
                                                                        ------
                                                                           296
Automobile - 0.4%
 Oshkosh Truck Corp. ........................................     900       40
 United Auto Group, Inc. * ..................................   4,100       72
                                                                        ------
                                                                           112
Bank - 7.4%
 Associated Banc-Corp .......................................   2,800      101
 BancorpSouth, Inc. .........................................     675       11
 Bancwest Corp. .............................................   5,200      179
 Banknorth Group, Inc. ......................................   2,625       59
 Capitol Federal Financial ..................................   2,100       41
 Cathay Bancorp, Inc. .......................................     700       38
 City National Corp. ........................................   2,000       89
 Commerce Bancorp, Inc. .....................................   1,000       70
 Commerce Bancshares, Inc. ..................................   2,280       84
 Corus Bankshares, Inc. .....................................   1,600       96
 Cullen/Frost Bankers, Inc. .................................   2,900       98
 Dime Bancorp, Inc. .........................................   2,300       86
 Downey Financial Corp. .....................................     500       24
 F&M National Corp. .........................................   1,000       40
 First Citizens BancShares, Inc. - Cl. A ....................     800       87
 First Sentinel Bancorp, Inc. ...............................   1,400       19
 First Virginia Banks, Inc. .................................   1,400       66
 GBC Bancorp ................................................     800       23
 Golden State Bancorp, Inc. * ...............................   2,300       71
 Hancock Holding Co. ........................................   1,400       60
 Investors Financial Services Corp. .........................   1,000       67
 M&T Bank Corp. .............................................   2,100      159
 Mercantile Bankshares Corp. ................................   2,500       98
 Net.B@nk, Inc. * ...........................................     500        6
 North Fork Bancorporation, Inc. ............................   1,200       37
 OceanFirst Financial Corp. .................................   1,400       36
 Omega Financial Corp. ......................................     600       19
 PFF Bancorp, Inc. * ........................................   1,200       30
 Royal Bank of Canada .......................................   1,952       62
 Silicon Valley Bancshares * ................................     900       20
 TCF Financial Corp. ........................................   1,300       60
 United Community Financial Corp. ...........................   1,900       17
 Zions Bancorp ..............................................   1,600       94
                                                                        ------
                                                                         2,047
Brokerage & Investment Management - 1.8%
 Affiliated Managers Group, Inc. * ..........................   2,300      141
 Investment Technology Group, Inc. ..........................     600       30
 Jefferies Group, Inc. ......................................   1,900       61
 John Nuveen Co. - Cl. A ....................................   3,700      210
 Raymond James Financial, Inc. ..............................   1,000       31
 Southwest Securities Group, Inc. ...........................   1,160       24
                                                                        ------
                                                                           497
Building Materials - 0.4%
 Interactive Data Corp. .....................................   1,200       11
 The Scotts Co. - Cl A ......................................   2,700      112
                                                                        ------
                                                                           123
Business Services - 1.5%
 Career Education Corp. .....................................     700       42
 Comdisco, Inc. .............................................   2,200        3
 Corporate Executive Board Co. ..............................   1,200       50
 DiamondCluster, Inc. * .....................................     900       12
 Education Management Corp. .................................     700       28
 Express Scripts, Inc. - Cl. A * ............................   2,600      143
 Forrester Research, Inc. * .................................     900       20
 Global Payments, Inc. * ....................................     880       27
 Harris Corp. ...............................................   1,900       52
 TotalSystem Services, Inc. .................................   1,000       28
                                                                        ------
                                                                           405
Chemical - 2.2%
 Albemarle Corp. ............................................   2,300       53
 Arch Chemicals, Inc. .......................................   1,800       39
 Ashland, Inc. ..............................................   2,900      116
 Cabot Corp. ................................................   1,700       61
 ChemFirst, Inc. ............................................   1,300       34
 Crompton Corp. .............................................   1,300       14
 Cytec Industries, Inc. * ...................................   1,200       46
 Engelhard Corp. ............................................   1,800       47
 IMC Global, Inc. ...........................................   1,200       12
 Lubrizol Corp. .............................................   1,600       50
 Sigma-Aldrich Corp. ........................................   3,700      143
 W.R. Grace & Co. ...........................................   2,900        5
                                                                        ------
                                                                           620
Commercial Services - 3.5%
 ADVO, Inc. .................................................   1,400       48
 Apollo Group, Inc. - Cl. A .................................   2,400      102
 Brady Corp. - Cl. A ........................................   1,300       47
 Coinstar, Inc. * ...........................................   2,100       47
 CSG Systems International, Inc. * ..........................     800       45
 F.Y.I., Inc. * .............................................     800       33
 Fair Issac & Co., Inc. .....................................   1,600       99

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - Continued

Commercial Services - Continued
 Galileo International, Inc. ................................   1,500   $  49
 Identix, Inc. * ............................................     400       2
 Informix Corp. * ...........................................   3,150      18
 Lamar Advertising Co. * ....................................   1,000      44
 Macrovision Corp. * ........................................   1,000      68
 Paxar Corp. * ..............................................   1,500      22
 Plexus Corp. * .............................................   1,200      40
 Power One, Inc. * ..........................................     700      12
 Rent A Car * ...............................................   1,500      79
 Standard Register Co. ......................................   1,700      31
 Steelcase, Inc. - Cl. A ....................................   3,900      47
 Sybase, Inc. * .............................................   2,100      35
 Sylvan Learning Systems, Inc. * ............................   1,400      34
 TeleTech Holdings, Inc. 8 ..................................   1,700      15
 Wackenhut Corp. - Cl. A ....................................     600      10
 Waste Connections, Inc. ....................................     800      29
                                                                       ------
                                                                          956
Computer Equipment - 0.9%
 CACI International, Inc. - Cl A ............................   1,200      56
 Cerner Corp. * .............................................     800      34
 Extreme Networks, Inc. 8 ...................................     700      21
 Intergraph Corp. ...........................................     800      12
 Mentor Graphics Corp. * ....................................   1,800      31
 Mercury Computer Systems, Inc. .............................   1,200      53
 Predictive Systems, Inc. * .................................   1,900       8
 Quantum Corp. - DLT & Storage * ............................   1,400      14
 Tech Data Corp. * ..........................................     700      23
                                                                       ------
                                                                          252
Computer Software & Services - 7.6%
 Actuate Software Corp. .....................................   1,200      11
 Acxiom Corp. ...............................................   1,400      18
 Advent Software, Inc. ......................................     500      32
 Affiliated Computer Services, Inc. - Cl. A * ...............   3,500     252
 Agile Software Corp. * .....................................     200       3
 Art Technology Group, Inc.* ................................   1,000       6
 Aspen Technologies, Inc. ...................................     300       7
 Autodesk, Inc. .............................................   1,500      56
 Avant! Corp. * .............................................   1,600      21
 Barra, Inc. * ..............................................     850      33
 Black Box Corp. ............................................     500      34
 CacheFlow, Inc. * ..........................................     300       2
 Cadence Design Systems, Inc. * .............................   3,600      67
 Ceridian Corp. * ...........................................   1,400      27
 CheckFree Corp. ............................................     900      32
 Clarent Corp. * ............................................     600       6
 CNet Networks, Inc. ........................................   1,200      16
 Cognizant Technology Solutions Corp. .......................     500      21
 Digex, Inc. * ..............................................     500       7
 Digital Insight Corp.* .....................................     400       9
 E.Piphany, Inc. * ..........................................   1,100      11
 EarthLink, Inc. * ..........................................   1,161      16
 Echelon Corp. * ............................................     200       6
 Factset Research Systems, Inc. .............................     700      25
 GTech Holdings Corp. .......................................   1,900      67
 Informatica Corp. * ........................................     900      16
 Internap Network Services Corp.* ...........................   1,000       3
 Internet Security System, Inc. .............................     400      19
 Intertrust Technologies Corp. * ............................   1,200       1
 Interwoven, Inc. * .........................................   1,100      19
 Intranet Solutions, Inc. * .................................     300      11
 J.D. Edwards & Co.* ........................................   1,200      17
 Jack Henry & Associates, Inc. ..............................   1,200      37
 Kana Communications, Inc. * ................................   2,150       4
 Liberate Technologies, Inc. ................................     900      10
 LookSmart, Ltd. * ..........................................     500       1
 Macromedia, Inc. * .........................................     900      16
 Manugistics Group, Inc. * ..................................     500      13
 MCSi, Inc. * ...............................................   1,400      21
 Micromuse, Inc. * ..........................................   1,900      53
 Multex.com, Inc. * .........................................     300       5
 National Data Corp. ........................................   1,200      39
 NCR Corp. * ................................................   1,900      89
 Netegrity, Inc. * ..........................................     400      12
 NetIQ Corp. * ..............................................     984      31
 Network Associates, Inc. ...................................   1,700      21
 NextCard, Inc. * ...........................................     200       2
 NVIDIA Corp. * .............................................   1,300     121
 Packeteer, Inc. * ..........................................     400       5
 Parametric Technology Corp. * ..............................   2,100      29
 Peoplesoft, Inc. ...........................................   3,000     148
 Peregrine Systems, Inc. * ..................................   2,500      73
 Pixar, Inc. ................................................   1,300      53
 PurchasePro.com, Inc. * ....................................     500       1
 Radiant Systems, Inc.* .....................................   1,100      18
 Rainbow Technologies, Inc. * ...............................   1,500       8
 Red Hat, Inc. * ............................................     800       3
 Renaissance Learning, Inc. .................................     600      30
 Retek, Inc. * ..............................................     745      36
 RSA Security, Inc. * .......................................     750      23
 Safeguard Scientifics, Inc. * ..............................   3,600      19
 SCM Microsystems, Inc. * ...................................     200       2
 Secure Computing Corp. * ...................................     300       5
 SonicWall, Inc. * ..........................................     500      13
 Symantec Corp. * ...........................................   2,100      92
 Synopsys, Inc. * ...........................................   1,200      58
 THQ, Inc. ..................................................   1,000      60
 Trizetto Group, Inc.* ......................................     200       2
 Unigraphics Solutions, Inc. * ..............................   1,400      44
 Verity, Inc. * .............................................     600      12
 VerticalNet, Inc. * ........................................   1,400       4
 Viant Corp. * ..............................................     600       1
 WebMethods, Inc. * .........................................     305       6

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                        Market
    Name of Issuer                                             Shares    Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Computer Software & Services - Continued
 Wind River Systems *  .....................................    1,200   $   21
                                                                        ------
                                                                         2,112
Construction - 1.5%
 Dycom Industries, Inc. * ..................................    1,600       37
 Emcor Group, Inc. * .......................................    2,200       80
 Hughes Supply, Inc. .......................................    1,700       40
 Jacobs Engineering Group, Inc. ............................      800       52
 NVR, Inc. * ...............................................    1,200      178
 Stanley Works .............................................      700       29
 USG Corp. * ...............................................    1,300        5
                                                                        ------
                                                                           421
Consumer Miscellaneous - 1.6%
 Central Garden & Pet Co. *  ...............................    2,700       26
 Concord Camera Corp. *  ...................................      900        5
 GoTo.com, Inc. * ..........................................      500       10
 Herbalife International, Inc. - Cl. A .....................    1,100       11
 Ingram Micro, Inc. - Cl. A *  .............................    2,800       40
 JAKKS Pacific, Inc. .......................................    2,300       43
 Nu Skin Enterprises, Inc. - Cl. A *  ......................    2,800       24
 Russ Berrie & Co., Inc. ...................................      800       23
 Sherwin-Williams Co. ......................................    2,100       47
 Toro Co. ..................................................    4,600      207
                                                                        ------
                                                                           436
Container - 0.2%
 Chesapeake Corp. ..........................................    2,800       69

Cosmetic & Personal Care - 0.2%
 Alberto-Culver Co. - Cl. B ................................    1,600       67

Diversified Operations - 2.3%
 A.O. Smith Corp. ..........................................    1,400       25
 Coherent, Inc. *  .........................................    1,300       47
 GenTek, Inc. ..............................................    2,000       11
 Henry Schein, Inc. *  .....................................    3,000      120
 ITT Industries, Inc. ......................................    2,400      106
 National Service Industries, Inc ..........................    2,300       52
 Nortek, Inc. ..............................................    1,200       38
 Pittston Brink's Group ....................................    1,200       27
 Reynolds & Reynolds Co. - Cl A ............................    1,600       35
 Roper Industries, Inc. ....................................      700       29
 SCP Pool Corp. * ..........................................    1,700       59
 SPS Technologies, Inc. ....................................      600       28
 Viad Corp. ................................................    1,000       26
 W.W. Grainger, Inc. .......................................      600       25
                                                                        ------
                                                                           628
Electric Power - 3.6%
 Avista Corp. ..............................................    2,100       42
 CMS Energy Corp. ..........................................    2,100       58
 El Paso Electric Co. ......................................    2,500       40
 Energy East Corp. .........................................    5,100      107
 NiSource, Inc. ............................................    1,900       52
 PPL Corp. .................................................    3,500      193
 Public Service Co. of New Mexico ..........................    2,800       90
 Puget Energy, Inc. ........................................    3,400       89
 RGS Energy Group, Inc. ....................................    2,700      101
 UtiliCorp United, Inc. ....................................    7,200      220
                                                                        ------
                                                                           992
Electrical Equipment - 0.8%
 Anixter International, Inc. ...............................    2,100       64
 Mettler-Toledo International, Inc. * ......................      600       26
 Pentair, Inc. .............................................      700       24
 The Genlyte Corp. * .......................................    2,200       68
 Universal Electronics, Inc. ...............................    1,300       23
 Zygo Corp.* ...............................................    1,200       27
                                                                        ------
                                                                           232
Electronic Components - 0.1%
 Centiillium Communications, Inc ...........................      900       22

Electronic Products & Services - 5.3%
 Aeroflex, Inc. * ..........................................      800        8
 Alliance Semiconductor Corp. * ............................      800       10
 Alliant Energy Corp. ......................................    1,800       52
 Amphenol Corp. - Cl. A * ..................................    1,900       76
 Anaren Micro Circuits, Inc. * .............................      400        8
 Audiovox Corp. - Cl. A * ..................................    1,200       13
 Avnet, Inc. ...............................................    3,144       70
 Ball Corp. ................................................    1,800       86
 BEI Technologies, Inc. ....................................      900       24
 Benchmark Electronics, Inc. * .............................      600       15
 Cabot Microelectronics Corp. ..............................      664       41
 Checkpoint Systems, Inc. *  ...............................      600       11
 Cirrus Logic, Inc. *  .....................................    1,000       23
 CyberOptics Corp. * .......................................      900       11
 Cytyc Corp. * .............................................    3,100       71
 Elantec Semiconductor, Inc. * .............................      400       14
 Electro Scientific Industries, Inc. * .....................      900       34
 Emulex Corp. *  ...........................................      900       36
 Entrust Technologies, Inc. * ..............................      600        4
 Exar, Corp. * .............................................      800       16
 FEI Co.* ..................................................      900       37
 General Semiconductor, Inc. ...............................      300        3
 Generale Cable Corp. ......................................    3,700       69
 II-VI, Inc. * .............................................    1,000       18
 Keithley Instruments, Inc. ................................    1,400       30
 Lam Research Corp. *  .....................................    2,000       59
 Lattice Semiconductor Corp. * .............................    1,200       29
 Microsemi Corp. ...........................................      600       43
 Molecular Devices, Corp.* .................................      300        6
 Moog, Inc. - Cl. A *  .....................................    1,000       39
 MRV Communications, Inc. * ................................    1,500       14
 Newport Corp. .............................................      900       24
 Park Electrochemical Corp. ................................      800       21
 PerkinElmer, Inc. .........................................    3,600       99
 Pioneer Standard Electronics, Inc .........................    2,200       28
 QLogic Corp. *  ...........................................    1,300       84

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                        Market
    Name of Issuer                                              Shares   Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Electronic Products & Services - Continued
 Rogers Corp. ..............................................      600   $   16
 Rudolph Technologies, Inc. ................................      500       24
 Sensormatic Electronics Corp. * ...........................    1,200       20
 Standard Microsystems Corp. ...............................    2,400       43
 Tektronix, Inc. ...........................................    3,200       87
 TranSwitch Corp. *  .......................................      800        9
 Trimble Navigation, Ltd. * ................................      300        6
 Vicor Corp. * .............................................      800       13
 Woodhead Industries, Inc. .................................    1,300       22
                                                                        ------
                                                                         1,466
Energy - Alternative Source - 0.8%
 Covanta Energy Corp. ......................................    2,400       45
 Massey Energy Co. .........................................    4,200       83
 Woodward Governor Co. .....................................    1,200      101
                                                                        ------
                                                                           229
Engineering & Construction - 0.1%
 York International Corp. ..................................    1,000       35

Financial Services - 2.0%
 Advanta Corp. - Cl. A .....................................    1,600       26
 Ameritrade Holding Corp. *  ...............................    1,300       10
 BlackRock, Inc.* ..........................................    2,300       79
 Eaton Vance Corp. * .......................................    1,700       59
 First Tennessee National Corp. ............................    1,800       63
 Heller Financial, Inc. ....................................    2,700      108
 Pacific Century Financial Corp ............................    1,300       34
 S1 Corp. *  ...............................................    1,000       14
 SEI Investments Co. .......................................    2,600      123
 UIL Holding Corp. .........................................      500       24
                                                                        ------
                                                                           540
Food, Beverage & Tobacco - 3.1%
 Brown-Forman Corp. - Cl. B ................................    1,400       90
 Constellation Brands, Inc. - Cl. A *  .....................    1,500       61
 Corn Products International, Inc ..........................    1,300       42
 Fleming Cos., Inc. ........................................    1,800       64
 IBP, Inc. .................................................    1,300       33
 J.M. Smucker Co. ..........................................    1,400       36
 McCormick & Co., Inc. .....................................    1,400       59
 Pepsi Bottling Group, Inc. ................................    2,200       88
 Pilgrims Pride Corp. - Cl. B ..............................    1,300       16
 R.J. Reynolds Tobacco Holdings, Inc. * ....................    2,300      126
 Smithfield Foods, Inc. *  .................................    4,000      161
 Suiza Foods Corp. * .......................................    1,000       53
 SuperValu, Inc. ...........................................    1,700       30
                                                                        ------
                                                                           859
Foreign Governmental - 0.1%
 Interface, Inc. ...........................................    2,200       17

Health Care Products - 7.3%
 Abgenix, Inc. * ...........................................    1,000       45
 Andrx Corp.*  .............................................      700       54
 Applera Corporation - Celera Genomics Group ...............      900       36
 Bacou USA, Inc. ...........................................    1,200       34
 Barr Laboratories, Inc. * .................................      500       35
 Beckman Coulter, Inc. .....................................    2,100       86
 Bergen Brunswig Corp. - Cl. A .............................    5,300      102
 Bio-Rad Laboratories, Inc. - Cl. A ........................    1,000       50
 C.R. Bard, Inc. ...........................................    1,500       85
 Cell Genesys, Inc. *  .....................................    2,500       51
 Cephalon, Inc. *  .........................................      500       35
 Conmed Corp. ..............................................    1,200       31
 COR Therapeutics, Inc. *  .................................      900       27
 CuraGen Corp. * ...........................................      500       18
 Datascope Corp. * .........................................    1,000       46
 Dentsply International, Inc. ..............................    1,600       71
 Diagnostic Products Corp. .................................    1,200       40
 Haemonetics Corp.8 ........................................      700       21
 Hillenbrand Industries, Inc. ..............................    1,200       69
 Immunogen, Inc. ...........................................      600       12
 Invitrogen Corp. *  .......................................      900       65
 King Pharmaceuticals, Inc. *  .............................    1,850       99
 Maxim Pharmaceuticals, Inc. * .............................      700        4
 Maxygen, Inc. * ...........................................      500       10
 Medicis Pharmaceutical Corp. - Cl. A ......................      500       27
 Millipore Corp. ...........................................      500       31
 Myriad Genetics, Inc. * ...................................      500       32
 Owens and Minor, Inc. .....................................    2,700       51
 Patterson Dental Co. *  ...................................    1,400       42
 Perrigo Co. ...............................................   10,100      169
 Pharmaceutical Product Development, Inc. * ................    1,500       46
 Pharmacopeia, Inc. *  .....................................      800       19
 PolyMedica Corp. *  .......................................    1,000       40
 Priority Healthcare Corp. - Cl. B *  ......................      900       25
 Protein Design Labs, Inc. * ...............................      400       35
 ResMed, Inc. ..............................................    1,500       76
 Respironics, Inc. * .......................................    1,400       42
 Sicor, Inc. ...............................................    1,800       42
 Steris Corp. ..............................................    2,000       40
 Varian Medical Systems, Inc. * ............................    1,200       86
 Varian, Inc. *  ...........................................    1,000       32
 Vertex Pharmaceuticals, Inc. * ............................      600       30
 Vical, Inc. *  ............................................    1,300       18
                                                                        ------
                                                                         2,009
Health Care Services - 3.9%
 Albany Molecular Research, Inc ............................      800       30
 AmeriSource Health Corp. - Cl A *  ........................    2,300      127
 Apria Healthcare Group, Inc. * ............................    1,400       40
 Beverly Enterprises, Inc. * ...............................    1,700       18
 Biosite Diagnostics, Inc. .................................      900       40
 Caremark Rx, Inc. * .......................................    4,500       74
 Coventry Health Care, Inc. *  .............................    1,900       38
 Fisher Scientific International, Inc. .....................    1,200       35

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                        Market
    Name of Issuer                                             Shares    Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Health Care Services - Continued
 Health Management Associates, Inc. - Cl. A ................    1,700   $   36
 Healthnet, Inc. ...........................................    1,800       31
 Healthsouth Corp.* ........................................    4,600       74
 Humana, Inc. * ............................................    3,100       31
 Idec Pharmaceuticals Corp. ................................    2,000      135
 Oxford Health Plans, Inc. * ...............................    2,000       57
 PacifiCare Health Systems, Inc. * .........................    2,300       38
 St. Jude Medical, Inc. ....................................    2,100      126
 Syncor International Corp. * ..............................    1,600       50
 Trigon Healthcare, Inc. ...................................      500       33
 Universal Health Services, Inc. - Cl. B * .................      600       27
 WebMD Corp. * .............................................    4,000       28
                                                                        ------
                                                                         1,068
Household Appliances & Furnishings - 0.9%
 CompX International, Inc.* ................................    1,000       12
 Energizer Holdings , Inc. .................................    1,800       41
 Furniture Brands International, Inc.* .....................    1,200       34
 Lennox International, Inc. ................................    2,100       23
 Mohawk Industries, Inc. * .................................    1,400       49
 Rent-Way, Inc. * ..........................................    1,100       12
 Springs Industries, Inc. - Cl A ...........................    1,900       84
                                                                        ------
                                                                           255
Housing - 0.5%
 American Standard Cos., Inc. ..............................      500       30
 D.R. Horton, Inc. .........................................    1,561       35
 Pulte Corp. ...............................................    1,500       64
                                                                        ------
                                                                           129
Insurance - 3.0%
 American National Insurance Co. ...........................      400       30
 Conseco, Inc. .............................................    2,400       33
 Fidelity National Financial, Inc. .........................    1,410       35
 LandAmerica Financial Group, Inc. .........................    1,400       44
 Liberty Financial Companies, Inc. * .......................    1,700       55
 National Western Life Insurance Co. .......................      500       60
 Nationwide Financial Services - Cl. A .....................    4,900      214
 Old Republic International Corp. ..........................    2,900       84
 Protective Life Corp. .....................................    1,300       45
 Safeco Corp. ..............................................    2,200       65
 Stancorp Financial Group, Inc. ............................    1,300       61
 The Midland Co. ...........................................      900       40
 The MONY Group, Inc. ......................................    1,300       52
                                                                        ------
                                                                           818
Leisure & Recreation - 3.0%
 Arctic Cat, Inc. ..........................................    1,900       27
 Argosy Gaming Co. .........................................    2,200       61
 Aztar Corp. ...............................................    1,900       23
 Bally Total Fitness Holding Corp. * .......................      800       24
 Blockbuster, Inc. - Cl. A .................................    2,300       42
 Brunswick Corp. ...........................................    1,000       24
 Callaway Golf Co. .........................................    4,500       71
 Dover Downs Entertainment .................................    1,300       20
 Hotel Reservations Network, Inc. - Cl. A ..................      100        5
 International Game Technology .............................    4,000      251
 Lodgenet Entertainment Corp. ..............................    1,300       23
 MeriStar Hospitality Corp. ................................    3,700       88
 Sabre Group Holdings, Inc. * ..............................    1,900       95
 Ticketmaster Online-CitySearch, Inc. - Cl. B * ............      400        6
 Trendwest Resorts, Inc. * .................................      900       21
 WMS Industries, Inc. ......................................    1,000       32
 World Wrestling Federation Entertainment, Inc. ............    1,300       18
                                                                        ------
                                                                           831
Machinery - 2.7%
 AGCO Corp. ................................................    3,500       32
 Applied Industrial Technologies, Inc. .....................    1,800       34
 FMC Corp. * ...............................................    1,200       82
 Franklin Electric Co., Inc. ...............................      700       53
 Imation Corp. * ...........................................    1,000       25
 JLG Industries, Inc. ......................................    2,400       30
 Kennametal, Inc. ..........................................    1,700       63
 NACCO Industries, Inc. - Cl. A ............................      900       70
 SPX Corp. .................................................    1,200      150
 Stewart & Stevenson Services, Inc. ........................      900       30
 Tecumseh Products Co. - Cl. A .............................    1,200       60
 Thermo Electron Corp. * ...................................    5,600      123
                                                                        ------
                                                                           752
Media - Publishing - 0.5%
 McClatchy Newspapers, Inc. - Cl. A ........................    1,700       66
 Pulitzer, Inc. ............................................    1,300       69
                                                                        ------
                                                                           135
Media - TV & Radio - 1.8%
 Belo Corp. ................................................    2,700       51
 BHC Communications, Inc. - Cl A * .........................      300       42
 Charter Communications, Inc. - Cl. A * ....................    2,200       51
 Chris-Craft Industries , Inc. .............................      300       22
 Entercom Communications Corp.* ............................      900       48
 Getty Images, Inc. ........................................    1,600       42
 Grey Global Group, Inc. ...................................       60       40
 Hearst-Argyle Television, Inc. * ..........................    1,300       26
 Insight Communications Co., Inc. * ........................    1,600       40
 Primedia, Inc. ............................................    1,902       13
 Radio One, Inc. * .........................................    2,400       55
 Westwood One, Inc. * ......................................    2,100       77
                                                                        ------
                                                                           507
Metal Production & Fabrication - 0.4%
 Cleveland Cliffs, Inc. ....................................    1,900       35
 Commercial Metals Co. .....................................    1,400       45
 Timken Co. ................................................    2,100       36
                                                                        ------
                                                                           116

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - CONTINUED

Metals & Mining - 0.3%
 Penn Engineering & Manufacturing Corp. ....................    1,600       28
 Precision Castparts Corp. .................................      500       18
 Wolverine Tube, Inc. * ....................................    2,700       45
                                                                        ------
                                                                            91
Natural Gas Distribution - 1.5%
 Nicor, Inc. ...............................................    1,700       66
 Peoples Energy Corp. ......................................    3,500      141
 Southwest Gas Corp. .......................................    3,800       90
 UGI Corp. .................................................    4,300      116
                                                                        ------
                                                                           413
Oil - 0.3%
 ONEOK, Inc. ...............................................    4,600       91

Oil & Natural Gas Exploration & Production - 3.4%
 Equitable Resources, Inc. .................................    2,900       97
 Helmerich & Payne, Inc. ...................................    2,500       77
 Kinder Morgan, Inc. .......................................    1,500       75
 Murphy Oil Corp. ..........................................    1,400      103
 Patina Oil & Gas Corp. ....................................      800       21
 Patterson Uti Energy * ....................................    5,800      104
 Pride International, Inc. * ...............................    1,500       28
 Rowan Cos., Inc. * ........................................    1,200       27
 Sempra Energy .............................................    5,000      137
 Sunoco, Inc. ..............................................    4,000      146
 Tom Brown, Inc. ...........................................    1,300       31
 Ultramar Diamond Shamrock Corp ............................    1,000       47
 Valero Energy Corp. .......................................      700       26
 Vintage Petroleum, Inc. ...................................    1,700       32
                                                                        ------
                                                                           951
Oil - Equipment & Service - 0.7%
 Cooper Cameron Corp. ......................................      400       22
 Marine Drilling Companies, Inc. * .........................    1,500       29
 Smith International, Inc. .................................    1,900      114
 Tidewater, Inc. ...........................................      800       30
                                                                        ------
                                                                           195
Paper & Forest Products - 1.5%
 Boise Cascade Corp. .......................................    2,500       88
 Louisiana-Pacific Corp. ...................................    3,700       43
 Pope & Talbot, Inc. .......................................    2,100       27
 Rayonier, Inc. ............................................    1,700       79
 United Stationers, Inc. * .................................    1,900       60
 Westvaco Corp. ............................................    4,400      107
                                                                        ------
                                                                           404
Personal & Commercial Lending - 0.9%
 Countrywide Credit Industries, Inc. .......................    5,300      243

Pollution Control - 0.8%
 Allied Waste Industries, Inc. .............................    6,900      129
 Republic Services, Inc. - Cl A ............................    5,200      103
                                                                        ------
                                                                           232

Precious Metals/Gems/Stones - 0.3%
 Freeport-McMoRan Copper & Gold, Inc. - Cl. B ..............    4,500       50
 Homestake Mining Co. ......................................    3,800       29
                                                                        ------
                                                                            79
Real Estate Development - 1.1%
 KB Home ...................................................    1,300       39
 Lennar Corp. ..............................................    3,800      159
 Standard Pacific Corp. ....................................    1,400       32
 The St. Joe Co. ...........................................    2,800       75
                                                                        ------
                                                                           305
Real Estate Investment Trust - 5.1%
 AMLI Residential Properties Trust .........................    2,100       52
 Arden Realty Group, Inc. ..................................    2,300       61
 Avalonbay Communities, Inc. ...............................    2,400      112
 Boston Properties, Inc. ...................................    1,700       70
 Camden Property Trust .....................................      600       22
 CarrAmerica Realty Corp. ..................................    2,800       85
 Centerpoint Properties Corp. ..............................    1,900       95
 Chelsea Property Group, Inc. ..............................      800       38
 Duke Realty Investments, Inc. .............................    3,200       80
 FelCor Lodging Trust, Inc. ................................    3,900       91
 First Industrial LP * .....................................    1,400       45
 General Growth Properties .................................    1,700       67
 Glenborough Realty Trust, Inc. ............................    2,800       54
 Healthcare Realty Trust, Inc. .............................    2,400       63
 Highwoods Properties, Inc. ................................    3,800      101
 International Rectifier Corp. * ...........................      600       21
 Liberty Property Trust ....................................    2,400       71
 Mack-Cali Realty Corp. ....................................    2,100       60
 Public Storage, Inc. ......................................    2,100       62
 Spieker Properties, Inc. ..................................    1,400       84
 Vornado Realty Trust ......................................    1,800       70
                                                                        ------
                                                                         1,404
Real Estate Operations - 0.3%
 HomeStore.com, Inc. * .....................................      900       32
 M.D.C. Holdings, Inc. .....................................      870       31
 Security Capital Group, Inc. - Cl. B * ....................    1,000       21
                                                                        ------
                                                                            84
Retail - Department Stores - 2.4%
 BJ's Wholesale Club, Inc. .................................    1,200       64
 Cato Corp. - Cl. A ........................................    1,300       25
 Dillard's, Inc. - Cl. A ...................................    3,900       59
 Dollar Thrifty Automotive Group, Inc.* ....................    2,500       60
 Family Dollar Stores, Inc. ................................    1,200       31
 Freds , Inc. ..............................................    1,250       32
 Genesco, Inc.* ............................................    1,300       44
 Handleman Co. .............................................    2,200       37
 MSC Industrial Direct Co., Inc. - Cl. A ...................    1,400       24
 Payless ShoeSource, Inc. * ................................      400       26
 Pier 1 Imports, Inc. ......................................    2,600       30

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - CONTINUED

Retail - Department Stores - Continued
 Rare Hospitality International, Inc.* .....................    1,450    $  33
 Shopko Stores, Inc. .......................................    1,100        8
 Spiegel, Inc. - Cl. A .....................................    1,600       15
 Talbots, Inc. .............................................      700       31
 Toys "R" Us, Inc. * .......................................    2,400       59
 Value City Department Stores, Inc * .......................    4,500       52
 Venator Group, Inc. .......................................    2,400       37
                                                                        ------
                                                                           667
Retail - Food - 0.7%
 Brinker International, Inc. * .............................    1,550       40
 Darden Restaurants, Inc. ..................................    1,500       42
 Krispy Kreme Doughnuts, Inc. ..............................      800       32
 Landry's Seafood Restaurants, Inc. * ......................    1,000       17
 Lone Star Steakhouse & Saloon .............................    3,900       50
 The Great Atlantic & Pacific Tea Co., Inc. ................    1,200       18
                                                                        ------
                                                                           199
Shoe & Apparel Manufacturing - 1.0%
 Columbia Sportswear Co. * .................................      900       46
 Jones Apparel Group, Inc. * ...............................      900       39
 Liz Claiborne, Inc. .......................................    1,600       81
 Oakley, Inc. * ............................................    2,000       37
 Reebok International, Ltd. ................................    1,300       41
 Timberland Co. - Cl. A * ..................................      700       28
                                                                        ------
                                                                           272
Steel - 0.6%
 AK Steel Corp. ............................................    2,800       35
 Carpenter Technology Corp. ................................      800       23
 Remec, Inc. * .............................................      850       11
 Ryerson Tull, Inc. ........................................    6,700       90
                                                                        ------
                                                                           159
Telecommunication Equipment - 1.1%
 Andrew Corp. * ............................................    1,500       28
 Cable Design Technologies Corp ............................    1,650       27
 Covad Communications Group, Inc. * ........................    1,600        2
 DMC Stratex Networks, Inc. - Notes * ......................    2,000       20
 Glenayre Technologies, Inc. * .............................    1,700        2
 Harmonic, Inc. * ..........................................      517        5
 L-3 Communications Holdings, Corp. * ......................    1,800      137
 NMS Communications Corp. ..................................      700        5
 Polycom, Inc. * ...........................................    1,000       23
 Somera Communications, Inc. * .............................    2,400       17
 Spectrasite Holdings, Inc. ................................    1,900       14
 Tekelec, Inc. .............................................      600       16
 TriQuint Semiconductor, Inc. * ............................      700       16
                                                                        ------
                                                                           312
Telecommunication Services - 1.1%
 Allen Telecom, Inc. .......................................    1,100       17
 Centennial Cellular Corp. - A Shares * ....................    1,500       20
 Citizens Communications Co. ...............................    4,400       53
 Focal Communications Corp. *  .............................      800        2
 Greif Bros. Corp. - Cl. A * ...............................    1,000       30
 IDT Corp. * ...............................................      400        5
 IDT Corp. Cl. B ...........................................      400        4
 Illuminet Holdings, Inc. *  ...............................    1,400       44
 Inet Technologies, Inc. * .................................      200        2
 Leap Wireless International, Inc. * .......................      500       15
 Metricom, Inc. *  .........................................      400        1
 Pac-West Telecomm, Inc.* ..................................    1,300        3
 RCN Corp. * ...............................................      400        2
 TeleCorp PCS, Inc. *  .....................................      900       17
 Travelocity.com * .........................................      300        9
 Triton PCS, Inc. - Cl. A ..................................      800       33
 WEST Corp. ................................................    1,600       35
 Winstar Communications, Inc. * ............................    1,900
                                                                        ------
                                                                           292
Telephone - 0.3%
 CenturyTel, Inc. ..........................................    3,000       91
 Talk America Holdings, Inc. ...............................      800        1
                                                                        ------
                                                                            92
Transportation Services - 1.5%
 America West Holdings Corp. - Cl. B *  ....................    1,300       13
 Arkansas Best Corp. .......................................    1,400       32
 CNF Transportation, Inc. ..................................    1,200       34
 Expeditors International of Washington, Inc. ..............    1,200       72
 Frontier Airlines, Inc. * .................................    2,400       30
 Landstar Systems, Inc. ....................................      300       20
 Roadway Express, Inc. .....................................    1,800       43
 UAL Corp. .................................................    2,200       77
 USFreightways Corp. .......................................    1,000       30
 Wabtec Corp. ..............................................    2,200       33
 Yellow Corp. *  ...........................................    1,700       32
                                                                        ------
                                                                           416
                                                                        ------
                                         TOTAL COMMON STOCK-     97.8%  27,091
                                                                        ------

RIGHTS

Bank - 0.0%
 Bank United Corp.
 expires 02/12/01 ..........................................      900        0
                                               TOTAL RIGHTS-      0.0%       0
                                                                        ------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL/MID CAP CORE FUND

                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
SHORT-TERM INVESTMENTS - 1.1%

 Investment in joint repurchase agreement
  with Goldman Sachs & Co., 4.11% due
  07/02/01. (Secured by various U.S.
  Treasury obligations and U.S.
  Government Agency Bonds)                                $   300       $   300
                                                          --------      --------
                                 TOTAL INVESTMENTS-          98.9%       27,391

                   Other Assets & Liabilities, Net-           1.1%          298
                                                          --------      --------
                                        NET ASSETS-         100.0%      $27,689
                                                          ========      ========
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND


                                                                        Market
                      Name of Issuer                           Shares    Value
                                                                        (000's)
COMMON STOCK

Apparel - 0.6%
 Unifi, Inc. ...............................................   43,700  $   371

Auto & Truck Parts - 1.3%
 Modine Manufacturing Co. ..................................   12,500      345
 TBC Corp* .................................................   43,800      419
                                                                       -------
                                                                           764
Bank - 5.4%
 Community First Bankshares,
  Inc ......................................................   37,500      862
 First Republic Bank * .....................................   30,900      757
 Silicon Valley Bancshares* ................................   26,300      579
 Texas Regional Bancshares, Inc ............................   24,100      971
                                                                       -------
                                                                         3,169
Business Services - 3.5%
 Electro Rent Corp. * ......................................   68,800    1,122
 G&K Services, Inc. - Cl. A ................................   18,800      506
 McGrath Rentcorp ..........................................   18,000      434
                                                                       -------
                                                                         2,062
Chemical - 1.9%
 Airgas, Inc. * ............................................   46,900      558
 Arch Chemicals, Inc. ......................................   25,000      546
                                                                       -------
                                                                         1,104
Computer Software & Services - 2.3%
 Analysts International Corp. ..............................   18,700       84
 Packeteer, Inc. * .........................................   28,100      352
 Progress Software Corp.* ..................................   34,400      557
 SPSS, Inc. * ..............................................   21,900      346
                                                                       -------
                                                                         1,339
Construction - 3.9%
 Florida Rock Industries, Inc. .............................    8,800      413
 Insituform Technologies, Inc. - Cl. A * ...................   50,000    1,825
 U.S. Aggregates, Inc. * ...................................   37,500       50
                                                                       -------
                                                                         2,288
Consumer Miscellaneous - 0.8%
 CSS Industires, Inc. * ....................................   18,700      482

Container - 2.1%
 Ivex Packaging Corp. * ....................................   40,600      771
 Liqui-Box Corp. ...........................................   11,200      437
                                                                       -------
                                                                         1,208
Diversified Operations - 8.3%
 Ameron International Corp. ................................    4,400      294
 AptarGroup, Inc. ..........................................   22,500      730
 Culp, Inc. ................................................   21,900       98
 Dal Tile International , Inc. .............................   25,100      465
 Dan River Inc. * ..........................................   62,500      169
 Deltic Timber Corp. .......................................   13,300      383
 Landauer, Inc .............................................   12,500      375
 Layne Christensen Co. * ...................................   18,800      160
 Mathews International Corp.* ..............................   25,000    1,099
 Myers Industries, Inc. ....................................   22,700      343
 Packaged Ice, Inc. *  .....................................   53,100      114
 SCP Pool Corp. *  .........................................   18,700      644
                                                                       -------
                                                                         4,874
Electric Power - 0.3%
 West Hampshire Energy Services, Inc. ......................   10,500      199

Electronic Products & Services - 4.6%
 Analogic Corp. ............................................   17,500      797
 Brooks Automation, Inc. * .................................   15,600      719
 Littelfuse, Inc. *  .......................................   21,900      587
 Methode Electronics, Inc. - Cl. A .........................   21,900      188
 Stratos Lightwave, Inc. ...................................   31,229      406
                                                                       -------
                                                                         2,697
Energy - Alternative Source - 1.7%
 Woodward Governor Co. .....................................   11,800      995

Financial Services - 5.2%
 Allied Capital Corp. ......................................   37,500      868
 American Capital Strategies, Ltd ..........................   21,900      614
 First Financial Fund Inc. * ...............................   47,000      619
 Triad Guaranty, Inc. *  ...................................   22,900      916
                                                                       -------
                                                                         3,017
Food, Beverage & Tobacco - 0.9%
 American Italian Pasta Co. *  .............................    8,000      371
 International Multifoods Corp. ............................    6,200      129
                                                                       -------
                                                                           500
Health Care Products - 3.7%
 Bone Care International, Inc.*  ...........................   37,500      994
 Owens and Minor, Inc. .....................................   43,700      830
 Sola International, Inc.* .................................   25,000      353
                                                                       -------
                                                                         2,177
Household Appliances / Furnishings - 1.8%
 Aaron Rents, Inc. .........................................   31,300      532
 Stanley Furniture Co., Inc. ...............................   20,000      538
                                                                       -------
                                                                         1,070
Housing - 0.9%
 Skyline Corp. .............................................   18,700      509

Insurance - 5.1%
 Brown & Brown .............................................   50,000    2,100
 Markel Corp. *  ...........................................    3,100      609
 Presidential Life Corp. ...................................   12,500      280
                                                                       -------
                                                                         2,989
Insurance - Property & Casualty - 0.7%
 Proassurance Corp. ........................................   25,000      431

Machinery - 3.1%
 Franklin Electric Co., Inc. ...............................    7,500      569
 IDEX Corp. ................................................   15,600      530

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND


                                                                         Market
                    Name of Issuer                             Shares    Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Machinery - Continued
 Thomas Industries, Inc. ...................................   25,000  $   738
                                                                       -------
                                                                         1,837
Media - TV & Radio - 1.4%
 Saga Communications, Inc. - Cl. A* ........................   29,200      693
 Sinclair Broadcast Group, Inc. ............................   14,400      149
                                                                       -------
                                                                           842
Natural Gas Distribution - 0.7%
 Vectren Corp. .............................................   20,000      414

Oil - 1.9%
 Newpark Resources, Inc. * .................................   37,500      416
 Tetra Technologies, Inc. * ................................   28,100      687
                                                                       -------
                                                                         1,103
Oil - Equipment & Service - 1.8%
 Carbo Ceramics, Inc. ......................................   15,000      556
 Lone Star Technologies, Inc.* .............................   14,100      510
                                                                       -------
                                                                         1,066
Oil & Natural Gas Exploration & Production - 6.6%
 Atwood Oceanics, Inc. * ...................................    9,400      330
 Chieftan International, Inc. * ............................   28,100      808
 Forest Oil Corp. * ........................................   20,600      577
 HS Resources, Inc. * ......................................    4,900      318
 Penn Virginia Corp. .......................................   18,800      618
 XTO Energy, Inc. ..........................................   84,400    1,211
                                                                       -------
                                                                         3,862
Paper & Forest Products - 1.0%
 Wausau-Mosinee Paper Corp. ................................   43,800      565

Real Estate Investment Trust - 6.4%
 Apartment Investment & Management Co. .....................    6,200      299
 Glenborough Realty Trust, Inc. ............................   37,500      724
 Innkeepers USA Trust ......................................   37,500      449
 JP Realty, Inc. ...........................................   25,000      612
 Kilroy Realty Corp. .......................................   15,600      454
 LaSalle Hotel Properties ..................................   31,200      556
 Sun Communities, Inc. .....................................   18,700      661
                                                                       -------
                                                                         3,755
Real Estate Operations - 0.4%
 The IT Group, Inc. * ......................................   36,000      229

Retail - Department Stores - 7.5%
 Casey's General Stores, Inc. ..............................   37,500      488
 Freds , Inc. ..............................................   35,150      905
 Hancock Fabrics, Inc. .....................................   25,000      224
 Haverty Furniture Co., Inc. ...............................   50,000      748
 Rare Hospitality
  International, Inc. * ....................................   37,500      847
 Ruby Tuesday, Inc. ........................................   68,800    1,176
                                                                       -------
                                                                         4,388
Shoe & Apparel Manufacturing - 1.1%
 Stein Mart, Inc.* .........................................   62,500      646

Steel - 1.0%
 Gibraltar Steel Corp. .....................................   28,100      551

Telecommunication Equipment - 0.5%
 UTI Worlwide, Inc. ........................................   17,000      271

Telephone - 2.5%
 Black Hills Corp. .........................................   11,200      450
 Cleco Corp. ...............................................   28,700      653
 Otter Tail Power Co. ......................................   12,600      350
                                                                       -------
                                                                         1,453
Transportation Services - 2.2%
 Hub Group Inc. * ..........................................   13,200      172
 Landstar Systems, Inc. ....................................   11,300      769
 Midwest Express Holdings, Inc.* ...........................   20,600      357
                                                                       -------
                                                                         1,298
                                                                       -------
            TOTAL COMMON STOCK- ............................     93.1%  54,525
                                                                       -------
                                                                Par
                                                               Value
                                                              (000's)
SHORT-TERM INVESTMENTS

Investments in joint trading account - 5.0%

 Investments in joint trading account
 3.97% due 07/02/01                                           $ 2,911    2,911

U.S. Treasury Bills - 1.8%
 U.S. Treasury Bills 3.49% due 12/06/01 # ..................    1,100    1,083
                                                              -------  -------
                               TOTAL SHORT-TERM INVESTMENTS-      6.8%   3,994
                                                              -------  -------
                                          TOTAL INVESTMENTS-     99.9%  58,519
                            Other Assets & Liabilities, Net-      0.1%      54
                                                              -------  -------
                                                 NET ASSETS-    100.0% $58,573
                                                              =======  =======

* Non-income producing security.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND

                                                                         Market
                   Name of Issuer                              Shares     Value
                                                                         (000's)
COMMON STOCK

Leisure & Recreation - 4.7%
 Hilton Hotels Corp. ......................................    10,900  $    126
 MeriStar Hospitality Corp. ...............................    93,050     2,210
 Starwood Hotels & Resorts Worldwide Inc. .................   141,600     5,279
                                                                       --------
                                                                          7,615
Real Estate - 0.7%
 Weingarten Realty Investors ..............................    24,800     1,087
 Real Estate Development - 1.7%
 Catellus Development Corp.* ..............................    96,700     1,687
 The Macerich Co. .........................................    44,300     1,099
                                                                       --------
                                                                          2,786
Real Estate Investment Trust - 88.6%
 Alexandria Real Estate ...................................    19,700       784
 AMB Property Corp. .......................................   119,400     3,076
 AMLI Residential Properties Trust ........................    50,700     1,247
 Apartment Investment & Management Co. ....................    51,500     2,482
 Archstone Communities Trust ..............................   219,800     5,667
 Arden Realty Group, Inc. .................................   137,200     3,663
 Avalonbay Communities, Inc. ..............................   184,045     8,604
 Boston Properties, Inc. ..................................   151,100     6,180
 BRE Properties, Inc. .....................................    51,200     1,551
 Brookfield Properties Corp. ..............................   176,300     3,369
 Cabot Industrial Trust ..................................     29,300       615
 Camden Property Trust ....................................    62,000     2,275
 CarrAmerica Realty Corp. .................................   158,300     4,828
 CBL & Associates Properties, Inc. ........................    59,200     1,817
 Centerpoint Properties Corp. .............................    19,450       976
 Charles E. Smith Residential Realty, Inc. ................    95,600     4,794
 Chateau Communities, Inc. ................................    75,900     2,383
 Cousins Properties, Inc. .................................    77,250     2,074
 Duke Realty Investments, Inc. ............................    97,739     2,429
 Equity Office Properties Trust ...........................   369,693    11,693
 Equity Residential Properties Trust ......................   147,300     8,330
 Essex Property Trust, Inc. ...............................    65,500     3,246
 Federal Realty Investment Trust ..........................   142,800     2,962
 FelCor Lodging Trust, Inc. ...............................    88,500     2,071
 First Industrial LP * ....................................    33,800     1,086
 Frontline Capital Group ..................................   118,800       178
 General Growth Properties ................................    40,700     1,602
 Host Marriott Corp. ......................................   312,500     3,913
 Kimco Realty Corp. .......................................    50,000     2,368
 Koger Equity, Inc. * .....................................    10,400       172
 Liberty Property Trust ...................................    81,200     2,404
 Mack-Cali Realty Corp. ...................................    23,600       672
 Manufactured Home Communities, Inc. ......................    65,100     1,829
 Pacific Gulf Properties, Inc. ............................    22,300       109
 Post Properties, Inc. ....................................     9,700       367
 Prentiss Properties Trust ................................    65,850     1,732
 Prologis Trust ...........................................   156,659     3,559
 PS Business Parks, Inc. ..................................    18,500       518
 Public Storage, Inc. .....................................   204,000     6,049
 Reckson Associates Realty Corp. ..........................     7,700       177
 Regency Centers Corp. ....................................    50,450     1,281
 Shurgard Storage Centers, Inc. ...........................    22,000       688
 Simon Property Group, Inc. ...............................   235,800     7,067
 SL Green Realty Corp. ....................................    40,300     1,222
 Spieker Properties, Inc. .................................   132,400     7,937
 Storage USA, Inc. ........................................    10,000       360
 Summit Properties, Inc. ..................................    14,900       400
 Sun Communities, Inc. ....................................       500        18
 Taubman Centers, Inc. ....................................    35,000       490
 Trizec Hahn Corp. ........................................   149,000     2,710
 Vornado Realty Trust .....................................   130,400     5,091
 Washington Real Estate Investment Trust ..................    35,200       832
 Wyndham International, Inc. ..............................   137,500       344
                                                                       --------
                                                                        142,291
Real Estate Operations - 1.6%
 Rouse Co. ................................................    89,200     2,556
                                                                       --------
   TOTAL COMMON STOCK-                                           97.3%  156,335
                                                                       --------
                                                                Par
                                                               Value
                                                              (000's)
SHORT-TERM INVESTMENTS - 2.1%

Investment in joint trading account
   3.97% due 07/02/01 ..................................... $   3,401     3,401
                                                            ---------  --------
                                         TOTAL INVESTMENTS-      99.4%  159,736
                           Other Assets & Liabilities, Net-       0.6%      893
                                                            ---------  --------
                                                NET ASSETS-     100.0% $160,629
                                                            =========  ========
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                         Market
        Name of Issuer                                        Shares      Value
                                                                         (000's)
COMMON STOCK

Aerospace & Defense - 1.8%
 Boeing Co. ...........................................      146,300  $   8,134
 General Dynamics Corp. ...............................      266,000     20,697
 United Technologies Corp. ............................      277,800     20,352
                                                                      ---------
                                                                         49,183
Auto & Truck Parts - 0.3%
 Lear Corp. *  ........................................      244,000      8,516
Automobile - 0.9%
 Ford Motor Co. .......................................      600,000     14,730
 General Motors Corp. - Cl. H .........................      506,658     10,260
                                                                      ---------
                                                                         24,990
Bank - 5.0%
 Bank of America Corp. ................................      340,000     20,410
 Bank of New York Co., Inc. ...........................      121,100      5,813
 Comerica, Inc. .......................................      232,800     13,409
 Fifth Third Bancorp ..................................      107,900      6,479
 FleetBoston Financial Corp. ..........................      226,600      8,939
 JP Morgan Chase & Co. ................................      400,000     17,840
 Mellon Financial Corp. ...............................      341,400     15,705
 State Street Corp. ...................................       53,600      2,653
 US Bancorp ...........................................    1,236,000     28,169
 Washington Mutual, Inc. ..............................      565,200     21,223
                                                                      ---------
                                                                        140,640
Brokerage & Investment Management - 0.4%
 Charles Schwab Corp. .................................        3,900         60
 Goldman Sachs Group, Inc. ............................       45,900      3,938
 Morgan Stanley, Dean Witter,
  Discover & Co. ......................................      128,300      8,241
                                                                      ---------
                                                                         12,239
Chemical - 1.8%
 Air Products & Chemicals,
  Inc .................................................      298,700     13,666
 Dow Chemical Co. .....................................      428,500     14,248
 E.I. du Pont de Nemours &
  Co ..................................................      125,230      6,041
 Praxair, Inc. ........................................      346,200     16,271
                                                                      ---------
                                                                         50,226
Commercial Services - 0.9%
 Avery Dennison Corp. .................................      219,400     11,200
 Concord EFS, Inc. ....................................      150,600      7,833
 Omnicom Group, Inc. ..................................       22,400      1,926
 TMP Worldwide, Inc. ..................................       60,800      3,648
                                                                      ---------
                                                                         24,607
Computer Equipment - 6.0%
 Brocade Communications
  Systems, Inc. .......................................       55,800      2,455
 Dell Computer Corp. * ................................      921,600     24,100
 EMC Corp. ............................................      115,100      3,344
 Gateway, Inc. ........................................      144,100      2,370
 Intel Corp. ..........................................    2,077,100     60,755
 International Business
  Machines Corp. ......................................      418,600     47,302
 Lexmark International Group,
  Inc. - Cl. A ........................................      265,400     17,848
 McData Corp. .........................................      154,100      2,704
 Veritas Software Corp.* ..............................      105,500      7,019
                                                                      ---------
                                                                        167,897
Computer Software & Services - 8.2%
 Adobe Systems, Inc. ..................................      183,100      8,606
 Cadence Design Systems, Inc. .........................      386,200      7,195
 Check Point Software
  Technologies, Ltd. * ................................      105,200      5,320
 Electronic Data Systems
  Corp. * .............................................      283,400     17,712
 First Data Corp. .....................................      192,900     12,394
 Fiserv, Inc. .........................................      156,100      9,987
 Micromuse, Inc. * ....................................      119,200      3,336
 Microsoft Corp. ......................................    1,808,900    132,050
 Oracle Corp.* ........................................      886,000     16,834
 Parametric Technology Corp. ..........................       42,400        593
 Peoplesoft, Inc. .....................................      109,900      5,410
 Siebel Systems, Inc. * ...............................      112,000      5,253
 SunGard Data Systems, Inc. ...........................      181,700      5,453
                                                                      ---------
                                                                        230,143
Consumer Miscellaneous - 0.7%
 Black & Decker Corp. .................................      305,700     12,063
 Harley-Davidson, Inc. ................................      147,100      6,925
                                                                      ---------
                                                                         18,988
Cosmetic & Personal Care - 1.6%
 Avon Products, Inc. ..................................      244,100     11,297
 Colgate-Palmolive Co. ................................      164,900      9,727
 Procter & Gamble Co. .................................      176,000     11,229
 Unilever NV - NY Shares ..............................      217,700     12,968
                                                                      ---------
                                                                         45,221
Diversified Operations - 8.1%
 Amgen, Inc. ..........................................      150,700      9,144
 Danaher Corp. ........................................      193,500     10,836
 General Electric Co. .................................    3,401,330    165,815
 Tyco International, Ltd. .............................      774,800     42,227
                                                                      ---------
                                                                        228,022
Electric Power - 2.0%
 Allegheny Energy, Inc. ...............................      241,800     11,667
 Duke Energy Co. ......................................      400,000     15,604
 Exelon Corp. .........................................      335,500     21,512
 Mirant Corp. .........................................      194,400      6,687
                                                                      ---------
                                                                         55,470
Electrical Equipment - 0.2%
 Best Buy Co., Inc. ...................................      106,800      6,784

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                        Market
            Name of Issuer                                     Shares    Value
                                                                        (000's)
COMMON STOCK - Continued

Electronic Components - 0.1%
 Electronic Arts, Inc. .................................      28,400  $   1,644

Electronic Products & Services - 4.9%
 Analog Devices, Inc. ..................................     232,400     10,051
 Applera Corporation - Applied Biosystems Group ........      86,700      2,319
 Applied Materials, Inc. * .............................     357,300     17,544
 Applied Micro Circuits Corp. * ........................     133,900      2,303
 Celestica, Inc. .......................................      49,300      2,539
 Cisco Systems, Inc. ...................................   1,483,100     26,992
 Emulex Corp. ..........................................      78,800      3,184
 Integrated Device Technology, Inc. ....................      55,800      1,768
 KLA-Tencor Corp.* .....................................     237,363     13,879
 LSI Logic Corp. .......................................     350,000      6,580
 Marvell Technology Group, Ltd. * ......................     140,600      3,782
 Maxim Integrated Products, Inc. * .....................     262,432     11,602
 Sanmina Corp. * .......................................     114,200      2,673
 Tektronix, Inc. .......................................     288,900      7,844
 Texas Instruments, Inc. ...............................     476,500     15,010
 Xilinx, Inc. * ........................................     219,300      9,044
                                                                      ---------
                                                                        137,114
Energy - Alternative Source - 0.3%
 El Paso Corp. .........................................     155,900      8,191

Financial Services - 0.7%
 Providian Financial Corp. * ...........................     120,000      7,104
 Stillwell Financial, Inc. .............................     362,500     12,165
                                                                      ---------
                                                                         19,269
Food, Beverage & Tobacco - 3.4%
 Anheuser-Busch Cos., Inc. .............................     247,200     10,185
 Coca-Cola Co. .........................................     300,000     13,500
 Kraft Foods, Inc. CL A ................................     163,800      5,078
 Pepsi Bottling Group, Inc. ............................       6,900        277
 PepsiCo, Inc. .........................................     549,800     24,301
 Philip Morris Cos., Inc. ..............................     837,900     42,523
                                                                      ---------
                                                                         95,864
Health Care Products - 12.5%
 Abbott Laboratories ...................................     308,000     14,787
 Allergan, Inc. ........................................     132,500     11,329
 American Home Products Corp. ..........................     608,200     35,543
 Andrx Corp. * .........................................      32,300      2,487
 Bristol-Myers Squibb Co. ..............................     436,000     22,803
 Eli Lilly & Co. .......................................     112,400      8,318
 Forest Laboratories, Inc. * ...........................      31,000      2,201
 Genetech, Inc. * ......................................     104,000      5,731
 Ivax Corp. ............................................      61,650      2,404
 Johnson & Johnson .....................................   1,057,704     52,885
 King Pharmaceuticals, Inc. * ..........................      64,500      3,467
 MedImmune, Inc. * .....................................     108,900      5,140
 Medtronic, Inc. .......................................     173,600      7,987
 Merck & Co., Inc. .....................................     493,100     31,514
 Pfizer, Inc. ..........................................   2,726,300    109,188
 Pharmacia Corp. .......................................     181,700      8,349
 Schering-Plough Corp. .................................     570,100     20,661
 UnitedHealth Group, Inc. ..............................     105,700      6,527
                                                                      ---------
                                                                        351,321
Health Care Services - 0.7%
 Lincare Holdings, Inc. ................................     137,400      4,123
 Tenet Healthcare Corp. ................................     130,000      6,707
 Trigon Healthcare, Inc. ...............................     144,700      9,384
                                                                      ---------
                                                                         20,214
Insurance - 4.1%
 American International Group, Inc. ....................     407,500     35,045
 Hartford Financial Services
  Group, Inc. ..........................................     349,600     23,913
 Lincoln National Corp. ................................     412,200     21,331
 St. Paul Cos., Inc. ...................................     381,100     19,318
 Torchmark, Inc. .......................................     210,100      8,448
 XL Capital, Ltd. - Cl. A ..............................      78,900      6,478
                                                                      ---------
                                                                        114,533
Leisure & Recreation - 0.2%
 Sabre Group Holdings, Inc. ............................     100,000      5,000

Media - TV & Radio - 5.2%
 AOL Time Warner, Inc. * ...............................   1,636,250     86,722
 BEA Systems, Inc. .....................................     148,100      4,548
 Clear Channel Communications, Inc. ....................     229,700     14,402
 The Walt Disney Co. ...................................     487,300     14,078
 Viacom, Inc. - Cl. B * ................................     489,299     25,321
                                                                      ---------
                                                                        145,071
Metals & Mining - 0.8%
 Minnesota Mining &
  Manufacturing Co. ....................................     197,100     22,489

Natural Gas Distribution - 0.9%
 Enron Corp. ...........................................     509,900     24,985

Oil - 1.5%
 Baker Hughes, Inc. ....................................     300,000     10,050
 Royal Dutch Petroleum Co. - NY Shares .................     540,100     31,472
                                                                      ---------
                                                                         41,522
Oil & Natural Gas Exploration & Production - 4.3%
 Chevron Corp. .........................................     174,000     15,747
 Exxon Mobil Corp. .....................................     842,870     73,625
 Kerr-McGee Corp. ......................................     168,200     11,147
 Transocean Sedco Forex, Inc. ..........................      50,450      2,081
 USX-Marathon Group ....................................     572,500     16,894
                                                                      ---------
                                                                        119,494

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

                                                                        Market
        Name of Issuer                                        Shares     Value
                                                                        (000's)
COMMON STOCK - CONTINUED

Paper & Forest Products - 0.4%
 Kimberly-Clark Corp. ................................     203,000   $   11,348
Personal & Commercial Lending - 2.9%
 Citigroup, Inc. .....................................   1,549,000       81,849
Real Estate Operations - 0.1%
 HomeStore.com, Inc. .................................      39,800        1,391
Retail - Department Stores - 7.4%
 Abercrombie & Fitch Co. .............................     197,700        8,798
 Bed Bath & Beyond, Inc. * ...........................     300,500        9,376
 Home Depot, Inc. ....................................     559,600       26,049
 Kohl's Corp. ........................................     393,500       24,684
 Lowe's Cos., Inc. ...................................     402,766       29,221
 May Department Stores Co. ...........................     271,100        9,288
 Talbots, Inc. .......................................     128,000        5,600
 Target Corp. ........................................     338,300       11,705
 TJX Cos., Inc. ......................................     499,100       15,906
 Wal-Mart Stores, Inc. ...............................   1,348,900       65,826
                                                                     ----------
                                                                        206,453
Retail - Drug Stores - 0.6%
 CVS Corp. ...........................................     263,900       10,187
 Rite Aid Corp. ......................................      15,000          135
 Walgreen Co. ........................................     210,700        7,182
                                                                     ----------
                                                                         17,504
Retail - Food - 0.2%
 Starbucks Corp. * ...................................     210,700        4,846
Telecommunication Equipment - 2.6%
 Ciena Corp. * .......................................      96,900        3,682
 Comverse Technology, Inc. ...........................     219,400       12,528
 Linear Technology Corp. .............................     339,700       15,022
 Micron Technology, Inc. .............................     181,100        7,443
 Nokia Oyj - ADR .....................................     200,000        4,408
 Qualcomm, Inc. * ....................................     382,000       22,339
 RF Micro Devices, Inc. ..............................     105,000        2,832
 Scientific-Atlanta, Inc. * ..........................      76,200        3,094
 Sonus Networks, Inc. * ..............................      99,200        2,317
                                                                     ----------
                                                                         73,665
Telecommunication Services - 3.2%
 Broadwing, Inc. .....................................     452,100       11,054
 EchoStar Communications
  Corp. - Cl. A* .....................................     195,400        6,335
 Sprint PCS (PCS Group) * ............................     809,500       19,549
 Verizon Communications ..............................     971,600       51,981
                                                                     ----------
                                                                         88,919
Telephone - 2.3%
 AT&T Corp. - Liberty Media
  Group - Cl. A ......................................     704,262       12,318
 Qwest Communications
  International, Inc. ................................   1,080,300       34,429
 SBC Communications, Inc. ............................     196,800        7,884
 Telephone and Data Systems, Inc. ....................      96,500       10,494
                                                                     ----------
                                                                         65,125
U.S. Government Agencies - 1.4%
 Federal National Mortgage Assoc. ....................     471,900       40,182
                                                                     ----------
                                   TOTAL COMMON STOCK-        98.6%   2,760,919
                                                                     ----------
                                                              Par
                                                             Value
                                                            (000's)
SHORT-TERM INVESTMENTS

Investment in joint trading account - 1.6%
 Investments in joint trading account
  3.97% due 07/02/01 .................................  $   45,184       45,184


                                                            Shares
Cash Equivalents - 0.4%
 Navigator Securities Lending
  Prime Portfolio **                                     9,944,668        9,945
                                                        ----------   ----------

                         TOTAL SHORT-TERM INVESTMENTS          2.0%      55,129
                                                        ----------   ----------
                                   TOTAL INVESTMENTS-        100.6%   2,816,048
                     Other Assets & Liabilities, Net-         (0.6)%    (16,058)
                                                        ----------   ----------
                                          NET ASSETS-        100.0%  $2,799,990
                                                        ==========   ==========

ADR-american Depository Receipts.
* Non-income producing security.
** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                         Market
               Name of Issuer                                  Shares     Value
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 1.0%
 General Dynamics Corp. (US) .............................    120,200  $  9,353
 United Technologies Corp. (US) ..........................    233,660    17,118
                                                                       --------
                                                                         26,471
Auto & Truck Parts - 0.3%
 Lear Corp. (US) .........................................    144,500     5,043
 Visteon Corp. (US) ......................................    212,400     3,904
                                                                       --------
                                                                          8,947
Automobile - 0.8%
 AutoNation, Inc. (US) ...................................     99,300     1,152
 Ford Motor Co. (US) .....................................    309,000     7,586
 General Motors Corp. (US) ...............................     82,000     5,277
 General Motors Corp. - Cl. H (US) .......................    438,100     8,871
                                                                       --------
                                                                         22,886
Bank - 3.9%
 Bank of America Corp. (US) ..............................    347,500    20,860
 Bank of New York Co., Inc. (US) .........................     85,100     4,085
 Bank One Corp. (US) .....................................    120,000     4,296
 Comerica, Inc. (US) .....................................    159,600     9,193
 FleetBoston Financial Corp. (US) ........................    143,900     5,677
 JP Morgan Chase & Co. (US) ..............................    269,400    12,015
 Mellon Financial Corp. (US) .............................    139,524     6,418
 TCF Financial Corp. (US) ................................    100,000     4,631
 US Bancorp (US) .........................................    699,600    15,944
 Washington Mutual, Inc. (US) ............................    616,800    23,161
                                                                       --------
                                                                        106,280
Business Services - 0.1%
 Interpublic Group Cos., Inc. (US) .......................     59,200     1,738
 Robert Half International, Inc. (US) ....................     61,000     1,518
                                                                       --------
                                                                          3,256
Chemical - 1.5%
 Air Products & Chemicals, Inc. (US) .....................    224,632    10,277
 Dow Chemical Co. (US) ...................................    539,900    17,952
 E.I. du Pont de Nemours & Co. (US) ......................     76,500     3,690
 Praxair, Inc. (US) ......................................    196,200     9,221
                                                                       --------
                                                                         41,140
Commercial Services - 1.0%
 Avery Dennison Corp. (US) ...............................    108,500     5,539
 Concord EFS, Inc. (US) ..................................     83,700     4,353
 Omnicom Group, Inc. (US) ................................    147,100    12,651
 Quintiles Transnational Corp. (US) ......................    111,500     2,815
 R.R. Donnelley & Sons Co. (US) ..........................    108,200     3,214
                                                                       --------
                                                                         28,572
Computer Equipment - 3.1%
 Brocade Communications Systems, Inc. (US) ...............     22,300       981
 Compaq Computer Corp. (US) ..............................     63,000       976
 Dell Computer Corp. (US) ................................    383,400    10,026
 Hewlett-Packard Co. (US) ................................     24,800       709
 Intel Corp. (US) ........................................  1,057,400    30,929
 International Business Machines Corp. (US) ..............    253,700    28,668
 Lexmark International Group, Inc. - Cl. A (US) ..........    190,000    12,778
                                                                       --------
                                                                         85,067
Computer Software & Services - 4.6%
 Cadence Design Systems, Inc. (US) .......................    229,400     4,274
 CheckFree Corp. (US) ....................................     58,900     2,065
 DoubleClick, Inc. (US) ..................................    107,500     1,501
 Electronic Data Systems Corp. (US) ......................    111,500     6,969
 First Data Corp. (US) ...................................    186,800    12,002
 Intuit, Inc. (US) .......................................    187,100     7,482
 Macromedia, Inc. (US) ...................................     64,900     1,168
 Micromuse, Inc. (US) ....................................     58,100     1,626
 Microsoft Corp. (US) ....................................    881,300    64,335
 NCR Corp. (US) ..........................................     75,000     3,525
 Oracle Corp. (US) .......................................    559,800    10,636
 Peoplesoft, Inc. (US) ...................................     30,000     1,477
 SunGard Data Systems, Inc. (US) .........................    169,000     5,072
 VeriSign, Inc. (US) .....................................     33,000     1,980
 WebMethods, Inc. (US) ...................................     17,900       379
                                                                       --------
                                                                        124,491
Consumer Miscellaneous - 0.5%
 Black & Decker Corp. (US) ...............................    185,000     7,300
 Clorox Co. (US) .........................................    122,200     4,136
 Dollar General Corp. (US) ...............................    166,100     3,239
                                                                       --------
                                                                         14,675
Cosmetic & Personal Care - 0.8%
 Avon Products, Inc. (US) ................................    100,100     4,633
 Colgate-Palmolive Co. (US) ..............................    120,000     7,079
 Procter & Gamble Co. (US) ...............................     74,508     4,753
 Unilever NV - NY Shares (US) ............................     97,300     5,796
                                                                       --------
                                                                         22,261
Diversified Operations - 4.1%
 Costco Wholesale Corp. (US) .............................    115,200     4,733
 Danaher Corp. (US) ......................................    117,200     6,563
 General Electric Co. (US) ...............................  1,452,100    70,790
 Illinois Tool Works, Inc. (US) ..........................     32,100     2,032
 Reynolds & Reynolds Co - Cl. A (US) .....................    149,400     3,279
 Tyco International, Ltd. (US) ...........................    451,300    24,596
                                                                       --------
                                                                        111,993
Electric Power - 1.9%
 AES Corp. (US) ..........................................    151,900     6,539
 Allegheny Energy, Inc. (US) .............................    135,600     6,543
 Calpine Corp. (US) ......................................     95,100     3,595
 Duke Energy Co. (US) ....................................    190,100     7,416
 Edison International (US) ...............................    283,000     3,155
 Emerson Electric Co. (US) ...............................     63,400     3,836

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                         Market
          Name of Issuer                                       Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Electric Power - Continued
 Exelon Corp. (US) .....................................    215,200  $   13,798
 Mirant Corp. (US) .....................................     85,000       2,924
 Northeast Utilities (US) ..............................    150,700       3,127
                                                                     ----------
                                                                         50,933
Electronic Products & Services - 3.2%
 Agere Systems, Inc. - Cl. A (US) ......................    245,400       1,841
 Agilent Technologies, Inc. (US) .......................     33,000       1,073
 Altera Corp. (US) .....................................     60,000       1,740
 Analog Devices, Inc. (US) .............................    140,900       6,094
 Applera Corporation - Applied
   Biosystems Group (US) ...............................    216,200       5,783
 Applied Materials, Inc. (US) ..........................    198,276       9,735
 Applied Micro Circuits Corp. (US) .....................    110,000       1,892
 Bookham Technolgy PLC (US) ............................    184,900         536
 Cisco Systems, Inc. (US) ..............................    767,300      13,965
 KLA-Tencor Corp. (US) .................................     63,000       3,684
 LSI Logic Corp. (US) ..................................    200,000       3,760
 Maxim Integrated Products, Inc. (US) ..................     88,752       3,924
 MIPS Technologies, Inc. - Cl. B (US) ..................     36,100         347
 Novellus Systems, Inc. (US) ...........................     60,600       3,441
 Philips Electronics NV (US) ...........................    131,000       3,462
 PMC-Sierra, Inc. (US) .................................     59,300       1,842
 Tektronix, Inc. (US) ..................................    190,800       5,180
 Teradyne, Inc. (US) ...................................     58,600       1,940
 Texas Instruments, Inc. (US) ..........................    306,000       9,639
 Waters Corp. (US) .....................................    175,000       4,832
 Xilinx, Inc. (US) .....................................     84,900       3,501
                                                                     ----------
                                                                         88,211
Energy - Alternative Source - 0.6%
 Dynegy, Inc. - Cl.A (US) ..............................    241,300      11,220
 El Paso Corp. (US) ....................................    117,700       6,184
                                                                     ----------
                                                                         17,404
Engineering & Construction - 0.2%
 Fluor Corp. (US) ......................................    109,300       4,935
Financial Services - 0.4%
 Household International, Inc. (US) ....................     75,000       5,003
 Stillwell Financial, Inc. (US) ........................    149,200       5,007
                                                                     ----------
                                                                         10,010
Food, Beverage & Tobacco - 2.8%
 Anheuser-Busch Cos., Inc. (US) ........................    193,000       7,952
 Archer Daniels Midland Co. (US) .......................    325,400       4,230
 Campbell Soup Co. (US) ................................    159,300       4,102
 Coca-Cola Co. (US) ....................................    143,800       6,471
 General Mills, Inc. (US) ..............................    111,000       4,860
 Kellogg Co. (US) ......................................    296,200       8,590
 Kraft Foods, Inc. CL A (US) ...........................    132,700       4,114
 PepsiCo, Inc. (US) ....................................    282,884      12,503
 Philip Morris Cos., Inc. (US) .........................    426,300      21,635
 Sara Lee Corp. (US) ...................................    164,548       3,116
                                                                     ----------
                                                                         77,573
Health Care Products - 8.0%
 Abbott Laboratories (US) ..............................    110,800       5,320
 Allergan, Inc. (US) ...................................     97,100       8,302
 American Home Products Corp. (US) .....................    124,500       7,276
 AstraZeneca Group PLC - ADR (US) ......................    244,300      11,421
 Becton, Dickinson & Co. (US) ..........................     42,400       1,517
 Bristol-Myers Squibb Co. (US) .........................    239,500      12,526
 Forest Laboratories, Inc. (US) ........................    121,800       8,648
 Genetech, Inc. (US) ...................................     29,200       1,609
 Guidant Corp. (US) ....................................     69,400       2,498
 Johnson & Johnson (US) ................................    589,316      29,466
 Medtronic, Inc. (US) ..................................    296,300      13,633
 Merck & Co., Inc. (US) ................................    364,800      23,314
 Millipore Corp. (US) ..................................     35,200       2,182
 Pfizer, Inc. (US) .....................................  1,724,700      69,074
 Pharmacia Corp. (US) ..................................    220,000      10,109
 Schering-Plough Corp. (US) ............................    147,500       5,345
 UnitedHealth Group, Inc. (US) .........................     89,600       5,533
                                                                     ----------
                                                                        217,773
Health Care Services - 0.6%
 Lincare Holdings, Inc. (US) ...........................    178,000       5,342
 Trigon Healthcare, Inc. (US) ..........................    111,900       7,257
 Universal Health Services, Inc. - Cl B (US) ...........     89,000       4,049
                                                                     ----------
                                                                         16,648
Insurance - 3.0%
 Allstate Corp. (US) ...................................    100,000       4,399
 American International Group,
  Inc. (US) ............................................    194,600      16,736
 Cincinnati Financial Corp. (US) .......................     94,000       3,713
 Hartford Financial Services Group, Inc.
  (US) .................................................    234,300      16,026
 Jefferson-Pilot Corp. (US) ............................     72,300       3,494
 Lincoln National Corp. (US) ...........................    187,600       9,708
 St. Paul Cos., Inc. (US) ..............................    197,200       9,996
 The PMI Group, Inc. (US) ..............................     35,000       2,543
 Torchmark, Inc. (US) ..................................    144,500       5,810
 XL Capital, Ltd. - Cl. A (US) .........................    105,252       8,641
                                                                     ----------
                                                                         81,066
Leisure & Recreation - 0.3%
 Carnival Corp. (US) ...................................     80,900       2,484
 Sabre Group Holdings, Inc. (US) .......................    105,000       5,250
                                                                     ----------
                                                                          7,734
Media - Publishing - 0.0%
 Knight-Ridder, Inc. (US) ..............................      9,600         569
Media - TV &  Radio - 3.4%
 Adelphia Communications Corp. .........................
     - Cl. A (US) ......................................      3,800         156
 AOL Time Warner, Inc. (US) ............................    765,750      40,585
 Cablevision Systems Corp. (US) ........................    101,350       2,615

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                         Market
           Name of Issuer                                      Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED

Media - TV &  Radio - Continued
 Cablevision Systems Corp. -
   Cl. A (US) ..........................................    135,900   $   7,950
 Charter Communications, Inc. -
   Cl. A (US) ..........................................     90,700       2,118
 Clear Channel Communications,
    Inc. (US) ..........................................     77,000       4,828
 Fox Entertainment Group, Inc. -
   Cl. A (US) ..........................................     55,000       1,534
 The Walt Disney Co. (US) ..............................    345,900       9,993
 USA Networks, Inc. (US) ...............................     98,600       2,761
 Viacom, Inc. - Cl. B (US) .............................    385,800      19,965
                                                                      ---------
                                                                         92,505
Metals & Mining - 0.7%
 Alcoa, Inc. (US) ......................................    208,600       8,219
 Minnesota Mining & Manufacturing
  Co. (US) .............................................     89,300      10,189
                                                                      ---------
                                                                         18,408
Natural Gas Distribution - 0.6%
 Enron Corp. (US) ......................................    217,200      10,643
 Williams Cos., Inc. (US) ..............................    200,200       6,596
                                                                      ---------
                                                                         17,239
Oil - 1.3%
 Baker Hughes, Inc. (US) ...............................    274,000       9,179
 Conoco, Inc. - Cl. A (US) .............................    151,032       4,259
 Royal Dutch Petroleum Co. -
     NY Shares (US) ....................................    327,180      19,065
 Weatherford International, Inc. (US) ..................     52,300       2,510
                                                                      ---------
                                                                         35,013
Oil & Natural Gas Exploration & Production - 2.7%
 Chevron Corp. (US) ....................................     77,600       7,023
 Exxon Mobil Corp. (US) ................................    531,200      46,400
 Kerr-McGee Corp. (US) .................................     50,900       3,373
 Kinder Morgan Management LLC
  SHS (US) .............................................     33,500       2,295
 Shell Transport & Trading Co. (US) ....................    108,100       5,441
 Texaco, Inc. (US) .....................................     32,400       2,158
 Unocal Corp. (US) .....................................     85,000       2,903
 USX-Marathon Group (US) ...............................    120,900       3,568
                                                                      ---------
                                                                         73,161
Oil - Equipment & Service - 0.1%
 BJ Services Co. (US) ..................................     90,600       2,571
Paper & Forest Products - 0.3%
 Kimberly-Clark Corp. (US) .............................    156,500       8,748
Personal & Commercial Lending - 2.6%
 Citigroup, Inc. (US) ..................................    961,400      50,801
 USA Education, Inc. (US) ..............................    289,100      21,104
                                                                      ---------
                                                                         71,905
Real Estate Investment Trust - 0.1%
 Equity Office Properties Trust (US) ...................     60,000       1,898
Retail - Department Stores - 4.1%
 Abercrombie & Fitch Co. (US) ..........................    143,100       6,368
 Bed Bath & Beyond, Inc. (US) ..........................    198,000       6,178
 Circuit City Stores, Inc. (US) ........................    175,000       3,150
 Gap, Inc. (US) ........................................     51,300       1,488
 Home Depot, Inc. (US) .................................    258,552      12,036
 Kohl's Corp. (US) .....................................    209,100      13,117
 Lowe's Cos., Inc. (US) ................................    330,200      23,956
 May Department Stores Co. (US) ........................    160,700       5,505
 Target Corp. (US) .....................................    272,200       9,418
 TJX Cos., Inc. (US) ...................................    239,200       7,623
 Wal-Mart Stores, Inc. (US) ............................    493,800      24,097
                                                                      ---------
                                                                        112,936
Retail - Drug Stores - 0.4%
 CVS Corp. (US) ........................................    135,800       5,242
 Walgreen Co. (US) .....................................    133,200       4,549
                                                                      ---------
                                                                          9,791
Retail - Food - 0.1%
 McDonald's Corp. (US) .................................     93,900       2,541
Steel - 0.2%
 Nucor Corp. (US) ......................................     92,700       4,532
Telecommunication Equipment - 0.7%
 Comverse Technology, Inc. (US) ........................     63,700       3,637
 Linear Technology Corp. (US) ..........................    136,900       6,054
 Nokia Oyj - ADR (US) ..................................    135,700       2,991
 Qualcomm, Inc. (US) ...................................    126,800       7,415
                                                                      ---------
                                                                         20,097
Telecommunication Services - 2.1%
 Broadwing, Inc. (US) ..................................    237,100       5,797
 Cox Communications, Inc. -
    Cl. A (US) .........................................     44,000       1,949
 Sprint PCS (PCS Group) (US) ...........................    530,900      12,821
 Verizon Communications (US) ...........................    672,400      35,974
                                                                      ---------
                                                                         56,541
Telephone - 1.9%
 AT&T Corp. (US) .......................................    230,900       5,080
 AT&T Corp. - Liberty Media Group -
  Cl. A (US) ...........................................    851,300      14,889
 AT&T Wireless Group (US) ..............................    280,000       4,578
 Qwest Communications International,
  Inc. (US) ............................................    536,400      17,095
 SBC Communications, Inc. (US) .........................    177,000       7,091
 Sprint Corp. (US) .....................................     98,400       2,102
                                                                      ---------
                                                                         50,835
Transportation Services - 0.4%
 Canadian National Railway Co. (US) ....................     75,300       3,050
 CNF Transportation, Inc. (US) .........................      1,400          40

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                         Market
          Name of Issuer                                    Shares        Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Transportation Services - Continued
 Union Pacific Corp. (US) ..............................   138,032   $    7,579
                                                                     ----------
                                                                         10,669
U.S. Government Agencies - 0.9%
 Federal National
  Mortgage Assoc. (US) .................................   279,300       23,782
                                                                     ----------
   TOTAL COMMON STOCK- .................................      65.3%   1,782,067
                                                                     ----------
                                                              Par
                                                             Value
                                                            (000's)
PUBLICLY-TRADED BONDS
Aerospace & Defense - 0.1%
 Lockheed Martin Corp. - Bonds (US)
 8.5% due 12/01/29 .....................................  $   2,943       3,264
Automobile - 0.4%
 Ford Motor Co. - Bonds (US)
 6.625% due 10/01/28 ...................................     13,024      11,234
 Hertz Corp. (US)
 7.625% due 08/15/07 ...................................        200         207
                                                                     ----------
                                                                         11,441
Bank - 1.2%
 Bank of America Corp. - Sr. Notes
  (US)
 7.125% due 09/15/06 ...................................        200         209
 Bank of America Corp. (US)
 7.4% due 01/15/11 .....................................      4,225       4,390
 Bank One Corp. - Notes (US)
 6.5% due 02/01/06 .....................................        700         709
 Banponce Financial Corp. - Ser C. (US)
 6.58% due 11/25/03 ....................................      8,900       9,097
 Capital One Bank - Sr. Notes (US)
 6.875% due 02/01/06 ...................................        200         195
 Credit Suisse First Boston Mortgage
  Securities Corp. (US)
 7.545% due 04/15/10 ...................................      4,533       4,791
 Credit Suisse First Boston, Inc. (US)
 7.29% due 09/15/09 ....................................      8,062       8,406
 J.P. Morgan & Co., Inc. - Sr. Notes (US)
 5.75% due 02/25/04 ....................................      1,000       1,009
 JP Morgan Chase & Co. - Sub Notes (US)
 6.75% due 02/01/11 ....................................        200         200
 Korea Development Bank - Notes (US)
 7.125% due 04/22/04 ...................................      4,773       4,916
                                                                     ----------
                                                                         33,922
Brokerage & Investment Management - 0.8%
 Lehman Brothers Holdings, Inc. -
  Notes (US)
 6.625% due 04/01/04 ...................................      7,010       7,162
 7.75% due 01/15/05 ....................................      8,062       8,482
 Morgan Stanley Group, Inc. (US)
 6.75% due 04/15/11 ....................................      4,850       4,816
 Residential Funding and Mortgage
  Securities Trust II (US)
 6.43% due 04/25/16 ....................................        250         248
                                                                     ----------
                                                                         20,708
Computer Equipment - 0.1%
 International Business Machines Corp.
  - Notes (US)
 5.625% due 04/12/04 ...................................      2,870       2,914
Diversified Operations - 0.0%
 EOP Operating LP (US)
 7.75% due 11/15/07 ....................................        200         208
Electric Power - 0.2%
 Exelon Corp. Sr Notes (US)
 6.75% due 05/01/11 ....................................      3,575       3,519
 Progress Energy, Inc. - Sr. Notes (US)
 7.1% due 03/01/11 .....................................        500         507
                                                                     ----------
                                                                          4,026
Electrical Equipment - 0.0%
 Progress Energy, Inc. - Sr. Notes (US)
 7.75% due 03/01/31 ....................................        200         206
Finance - 0.0.%
 Citibank Credit Card Issuance Trust -
  Ser. 2000 Cl. C1 (US)
 7.45% due 09/15/07 ....................................        250         258
Financial Services - 3.4%
 Associates Corp. of North America -
  Sr Notes (US)
 6.25% due 11/01/08 ....................................      8,118       7,990
 Capital One Financial Corp. - Notes (US)
 7.25% due 12/01/03 ....................................      8,312       8,443
 Chase Commercial Mortgage
  Securities Corp. - Ser. 1997-1
     Cl. A2 (US)
 7.37% due 02/19/07 ....................................     10,722      11,214
 Citigroup , Inc. (US)
 7.25% due 10/01/10 ....................................        200         208
 Citigroup, Inc. - Notes (US)
 6.5% due 02/07/06 .....................................      4,600       4,662
 Goldman Sachs Group, Inc. (US)
 6.875% due 01/15/11 ...................................      3,380       3,361
 Green Tree Financial Corp. (US)
 6.68% due 01/15/29 ....................................      7,043       7,186

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                              Par        Market
            Name of Issuer                                   Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Financial Services - Continued
 Green Tree Financial Corp. - Ser.
  1996-8 Cl. A6 (US)
 7.6% due 10/15/27 .....................................  $   7,721   $   8,100
 Green Tree Financial Corp. - Ser.
  1997-6 Cl. A7 (US)
 7.14% due 01/15/29 ....................................        500         512
 LB-UBS Commercial Mortgage Trust
  - Ser. 2000-C4 Cl. A2 (US)
 7.37% due 06/15/10 ....................................     15,318      16,024
 Mortgage Capital Funding, Inc. - Ser
  1996 - MC2 Cl. A1 (US)
 6.758% due 02/20/04 ...................................      7,990       8,191
 Nisource Finance Corp. (US)
 7.875% due 11/15/10 ...................................        625         662
 PNC Funding Corp. - Sub. Notes (US)
 7.5% due 11/01/09 .....................................      4,094       4,283
 Residential Asset Securities Corp. (US)
 6.11% due 05/25/24 ....................................      8,062       8,168
 Salomon, Inc. - Sr Notes (US)
 7.2% due 02/01/04 .....................................      2,300       2,392
                                                                      ---------
                                                                         91,396
Food, Beverage & Tobacco - 0.2%
 Conagra Foods, Inc. - Notes (US)
 7.5% due 09/15/05 .....................................        500         519
 7.875% due 09/15/10 ...................................        450         473
 Nabisco, Inc. - Deb (US)
 7.55% due 06/15/15 ....................................        700         713
 Philip Morris Cos., Inc. - Debs. (US)
 8.25% due 10/15/03 ....................................      3,055       3,231
                                                                      ---------
                                                                          4,936
Foreign Governmental - 0.5%
 Province of Ontario (CA)
 7.75% due 06/04/02 ....................................      2,000       2,062
 Province of Quebec - Debs (CA)
 5.5% due 04/11/06 .....................................      4,755       4,683
 7.5% due 09/15/29 .....................................      6,530       6,914
                                                                      ---------
                                                                         13,659
Health Care Products - 0.2%
 Beckman Instruments, Inc. - Sr. Notes (US)
 7.1% due 03/04/03 .....................................      4,837       4,908
Health Care Services - 0.6% Columbia/HCA
  Healthcare Corp. (US)
 6.91% due 06/15/05 ....................................      4,000       3,934
 HCA-The Healthcare Co. - Sr. Notes (US)
 7.875% due 02/01/11 ...................................      6,800       6,834
 Tenet Healthcare Corp. - Sr. Notes (US)
 8.0% due 01/15/05 .....................................      3,950       4,068
 United Healthcare - Notes (US)
 7.5% due 11/15/05 .....................................        200         209
                                                                      ---------
                                                                         15,045
Insurance - 0.1%
 Aetna Inc. - Sr Notes (US)
 7.375% due 03/01/06 ...................................        450         445
 Allstate Corp. (US)
 7.2% due 12/01/09 .....................................        200         208
 Lincoln National Corp. - Notes (US)
 7.0% due 03/15/18 .....................................        200         192
 Provident Companies, Inc. - Sr. Notes (US)
 7.0% due 07/15/18 .....................................        500         453
                                                                      ---------
                                                                          1,298
Leisure & Recreation - 0.0%
 MGM Mirage, Inc. (US)
 8.5% due 09/15/10 .....................................        200         208
 Six Flags, Inc. - Sr Notes 144A (US)
 9.5% due 02/01/09 .....................................        500         501
                                                                      ---------
                                                                            709
Media - TV & Radio - 1.2%
 Belo Corp. - Sr Notes (US)
 7.125% due 06/01/07 ...................................        500         494
 Belo Corp. - Debs (US)
 7.25% due 09/15/27 ....................................        750         641
 CBS Corp. - Sr. Notes (US)
 7.15% due 05/20/05 ....................................      3,525       3,671
 Chancellor Media Corp. (US)
 8.0% due 11/01/08 .....................................        750         782
 Charter Communications Holdings
  LLC - Sr Disc. Notes 144A (US)
 0.0% due 05/15/11 .....................................        230         133
 Charter Communications Holdings
  LLC - Sr. Notes (US)
 10.75% due 10/01/09 ...................................        500         524
 Charter Communications Holdings
  LLC - Sr Notes 144A (US)
 10.0% due 05/15/11 ....................................      1,000       1,015
 Clear Channel Communications,
  Inc. (US)
 7.65% due 09/15/10 ....................................        250         258
 Comcast Cable Communications (US)
 6.75% due 01/30/11 ....................................        500         489
 Cox Radio, Inc. - Sr Notes (US)
 6.625% due 02/15/06 ...................................        750         747
 CSC Holdings, Inc. - Sr. Notes (US)
 8.125% due 07/15/09 ...................................      5,000       4,949
 Fox Sports Networks LLC - Sr. Disc.
  Notes (US)
 0.0% due 08/15/07 .....................................        750         713

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                                Par      Market
             Name of Issuer                                    Value      Value
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Media - TV & Radio - Continued
 Fox/Liberty Networks LLC - Sr Notes (US)
 8.875% due 08/15/07 .....................................    $ 1,000    $ 1,040
 Liberty Media Corp. - Bonds (US)
 7.875% due 07/15/09 .....................................      1,000        959
 News America, Inc. - Debs. (US)
 7.125% due 04/08/28 .....................................      3,483      3,484
 Radio one, Inc. - Sr Sub Notes 144A (US)
 8.875% due 07/01/11 .....................................        200        200
 The Walt Disney Co. (US)
 5.5% due 12/29/06 .......................................        200        196
 Time Warner, Inc. (US)
 6.625% due 05/15/29 .....................................      3,579      3,197
 Time Warner, Inc. - Debs (US)
 7.25% due 10/15/17 ......................................        200        197
 Time Warner, Inc. - Debs (US)
 7.57% due 02/01/24 ......................................        500        498
 Time Warner, Inc. - Notes (US)
 8.18% due 08/15/07 ......................................      2,075      2,252
 Viacom, Inc. (US)
 7.7% due 07/30/10 .......................................      5,200      5,484
                                                                         -------
                                                                          31,923
Natural Gas Distribution - 0.2%
 Florida Gas Transmission Co. (US)
 7.625% due 12/01/10 .....................................        750        763
 KN Energy, Inc. - Sr. Notes (US)
 6.45% due 03/01/03 ......................................      4,590      4,654
                                                                         -------
                                                                           5,417
Oil & Natural Gas Exploration & Production - 0.3%
 Coastal Corp. (US)
 7.75% due 06/15/10 ......................................        500        511
 Gulf Canada Resources, Ltd. - Sr. Notes (US)
 8.35% due 08/01/06 ......................................      4,460      4,856
 Petroleum Geo-Services ASA - Notes (US)
 7.5% due 03/31/07 .......................................      2,463      2,441
                                                                         -------
                                                                           7,808
Paper & Forest Products - 0.0%
 Fort James Corp. - Sr. Notes (US)
 6.875% due 09/15/07 .....................................        200        192

Paper Products - 0.0%
 Greater Connecticut Consumer Loan
  Trust - Notes Cl. A 2BRV 144A (US)
 6.25% due 02/15/20 ......................................        726        725

Personal & Commercial Lending - 3.6%
 Asset Backed Securities Corp. - Series 2000-LB1 Cl AF2 (US)
 7.57% due 03/21/24 ......................................      6,795      7,003
 Citigroup, Inc. (US)
 6.5% due 01/18/11 .......................................      8,685      8,620
 Credit Based Asset Servicing - Sr 2000-CB4 Cl. M1 (US)
 7.565% due 11/25/31 .....................................     11,531     11,691
 CS First Boston Securities Corp. (US)
 6.91% due 01/15/08 ......................................      5,735      5,901
 EQCC Home Equity Loan Trust (US)
 6.223% due 06/25/11 .....................................      7,498      7,549
 Ford Motor Credit Co. (US)
 7.875% due 06/15/10 .....................................        500        522
 Ford Motor Credit Co. - Notes (US)
 6.875% due 02/01/06 .....................................     10,120     10,253
 GE Capital Commercial Mortgage Corp. (US)
 6.079% due 10/15/10 .....................................      4,980      4,927
 General Motors Acceptance Corp. (US)
 7.5% due 07/15/05 .......................................      7,618      7,965
 Household Financial Corp. (US)
 6.5% due 01/24/06 .......................................      5,750      5,828
 Household Finance Corp. - Notes (US)
 6.0% due 05/01/04 .......................................      5,020      5,068
 6.75% due 05/15/11 ......................................      5,500      5,426
 LB Commercial Conduit Mortgage Trust (US)
 5.87% due 08/15/06 ......................................      5,154      5,174
 MBNA Master Credit Card Trust (US)
 6.6% due 11/15/04 .......................................      1,000      1,022
 Regional Diversified Funding, Ltd. (US)
 9.25% due 03/15/30 ......................................      1,000        993
 Residential Asset Mortgage Trust (US)
 7.21% due 11/25/19 ......................................      6,158      6,188
 Residential Asset Securities Corp. (US)
 7.18% due 01/25/25 ......................................      2,000      2,056
 Sears Credit Account Master Trust - Ser 1998-2 Cl. A (US)
 5.25% due 10/16/08 ......................................      1,000      1,006
 Structured Assets Securities Corp. (US)
 8.538% due 07/15/27 .....................................        456        477
                                                                         -------
                                                                          97,669
Pollution Control - 0.0%
 Waste Management, Inc. - Sr Notes (US)
 7.375% due 08/01/10 .....................................        700        701

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                              Par        Market
    Name of Issuer                                           Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED

Pollution Control - Continued
 WMX Technologies, Inc. - Notes (US)
 7.1% due 08/01/26  ....................................  $     500   $     509
                                                                      ---------
                                                                          1,210
Retail - Department Stores - 0.8%
 Federated Department Stores, Inc. -
   Sr. Notes (US)
 8.5% due 06/15/03  ....................................      6,002       6,329
 Office Depot, Inc.- Sr. Sub Notes
  144A (US)
 10.0% due 07/15/08  ...................................        200         195
 Target Corp. (US)
 6.35% due 01/15/11  ...................................      7,580       7,484
 Wal Mart Stores, Inc. (US)
 7.55% due 02/15/30  ...................................      7,405       8,062
                                                                      ---------
                                                                         22,070
Retail - Food - 0.1%
 The Kroger Co. (US)
 6.8% due 04/01/11  ....................................      3,125       3,086

Telecommunication Equipment - 0.1%
 American Tower Corp. - Sr. Notes
  144A (US)
 9.375% due 02/01/09 ...................................        900         846
 BellSouth Capital Funding
  - Debs. (US)
 7.875% due 02/15/30 ...................................      1,540       1,640
 Nortel Networks, Ltd. - Notes (US)
 6.125% due 02/15/06 ...................................        325         281
 Spectrasite Holdings, Inc. - Sr. Notes
  Ser. B (US)
 10.75% due 03/15/10 ...................................        500         420
                                                                      ---------
                                                                          3,187
Telecommunication Services - 0.3%
 AT&T Wireless Group - Sr. Notes
  144A (US)
 7.875% due 03/01/11 ...................................        200         201
 Crown Castle International Corp. - Sr.
  Notes (US)
 10.75% due 08/01/11 ...................................        875         844
 Motorola, Inc. - Notes (US)
 6.75% due 02/01/06  ...................................        825         780
 Tellus Corp. - Notes (US)
 7.5% due 06/01/07  ....................................        250         255
 8.0% due 06/01/11  ....................................        400         409
 Vodafone Group PLC - Notes (US)
 7.625% due 02/15/05 ...................................        500         525
 Worldcom, Inc. NT (US)
 7.5% due 05/15/11  ....................................      6,665       6,490
                                                                      ---------
                                                                          9,504
Telephone - 0.7%
 AT&T Corp. - Notes (US)
 5.625% due 03/15/04 ...................................      2,000       1,994
 6.5% due 03/15/29 .....................................      1,800       1,537
 CenturyTel, Inc. - Sr. Notes
   Ser. H (US)
 8.375% due 10/15/10 ...................................      2,250       2,346
 MCI WorldCom, Inc. - Notes (US)
 7.75% due 04/01/07 ....................................      5,289       5,451
 Sprint Capital Corp. (US)
 7.625% due 01/30/11 ...................................      5,390       5,348
 U.S. West Capital Funding, Inc. (US)
 6.875% due 07/15/28 ...................................      1,849       1,628
                                                                      ---------
                                                                         18,304
Transportation Services - 0.0%
 International Shipholding Corp. - Sr. Notes
   Ser. B (US)
 7.75% due 10/15/07 ....................................      1,000         890
 Teekay Shipping Corp. - Sr Notes 144A (US)
 8.875% due 07/15/11 ...................................        200         202
                                                                      ---------
                                                                          1,092
U.S. Government Agencies - 14.8%
 Federal Home Loan Bank- Discount Note (US)
 5.25% due 02/13/04 ....................................      2,000       2,014
 Federal Home Loan Mortgage Corp. -
  Sr Notes (US)
 5.8% due 09/02/08 .....................................      1,500       1,485
 Federal National Mortgage
   Assoc. (US)
 4.75% due 03/15/04 ....................................      9,000       8,958
 6.0% due 05/15/08 .....................................      3,400       3,422
 6.0% due 07/25/16 .....................................        970         955
 6.0% due 07/25/31 .....................................     38,287      36,744
 6.375% due 06/15/09 ...................................      1,000       1,020
 6.5% due 08/01/13 .....................................      1,653       1,662
 6.5% due 09/01/30 .....................................      3,729       3,670
 6.5% due 05/01/31 .....................................      9,036       8,891
 6.5% due 07/25/31 .....................................     65,843      64,793
 6.5% due 07/25/16 .....................................     23,244      23,302
 6.625% due 11/15/10 ...................................     15,000      15,497
 6.75% due 08/15/02 ....................................     10,267      10,554
 7.0% due 11/01/30 .....................................      3,973       3,990
 7.0% due 06/01/31 .....................................      1,000       1,004
 7.0% due 0725/31 ......................................     61,208      61,476
 7.25% due 05/15/30 ....................................      4,200       4,545
 7.5% due 11/01/30 .....................................      3,983       4,064
 7.5% due 12/01/30 .....................................      2,416       2,465
 7.5% due 06/01/31 .....................................      2,000       2,041
 7.5% due 07/25/16 .....................................     19,461      20,015
 7.5% due 07/25/31 .....................................     49,730      50,740
 8.0% due 12/01/29 .....................................      2,348       2,425

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I
June 30, 2001
--------------------------------------------------------------------------------
MANAGED FUND


                                                              Par        Market
    Name of Issuer                                           Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - Continued

U.S. Government Agencies - Continued
 8.0% due 07/25/31 ..................................... $   27,054  $   27,942
 Federal National Mortgage Assoc. -
  Notes (US)
 7.0% due 07/15/05 .....................................     10,600      11,200
 GMAC Home Loan Trust (US)
 6.04% due 09/25/26 ....................................      7,500       7,563
 Government National Mortgage Assoc. (US)
 6.0% due 10/15/28 .....................................      3,891       3,766
 7.5% due 10/15/30 .....................................      3,021       3,097
 7.5% due 11/15/30 .....................................        859         881
 7.5% due 12/15/31 .....................................     10,892      11,168
 8.0% due 11/15/30 .....................................      4,356       4,513
                                                                     ----------
                                                                        405,412
U.S. Governmental - 3.4%
U.S. Treasury - Bonds (US)
 5.0% due 02/15/11 .....................................      8,000       7,761
 5.25% due 02/15/29 ....................................     21,835      19,965
 6.25% due 05/15/30 ....................................      8,000       8,474
 6.75% due 08/15/26 ....................................      9,825      10,895
 7.5% due 11/15/16 .....................................      1,500       1,748
 8.875% due 08/15/17 ...................................     13,100      17,196
 U.S. Treasury - Notes (US)
 4.25% due 05/31/03 ....................................      1,400       1,400
 4.625% due 05/15/06 ...................................      6,500       6,411
 5.625% due 02/15/06 ...................................      1,500       1,540
 5.625% due 05/15/08 ...................................      4,350       4,521
 5.75% due 08/15/10 ....................................      4,100       4,195
 6.25% due 02/15/07 ....................................      3,750       3,957
 6.375% due 08/15/02 ...................................      3,250       3,334
 6.875% due 05/15/06 ...................................      1,250       1,348
                                                                     ----------
                                                                         92,745
                                                                     ----------
 TOTAL PUBLICLY-TRADED BONDS                                   33.3%    909,242
                                                                     ----------

SHORT-TERM INVESTMENTS
Investment in joint trading account - 12.6%
Investment in joint trading account
 3.97% due 07/02/01 .................................       342,997     342,997


Cash Equvalents - 1.6%
 Navigator Securities Lending
  Prime Portfolio ** ................................    43,710,715      43,710
                                                         ----------  ----------

        TOTAL SHORT-TERM INVESTMENTS                           14.2%    386,707
                                                         ----------  ----------
                  TOTAL INVESTMENTS-                          112.8%  3,078,016
    Other Assets & Liabilities, Net-                          (12.8)%  (348,152)
                                                         ----------  ----------
                         NET ASSETS-                          100.0% $2,729,864
                                                         ==========  ==========

ADR-American Depository Receipts.
144A - Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, securities aggregated $4,018 or .15% of net assets of the Fund.
**Represents investment of security lending collatral.
See note to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY COUNTRY

                                                          Market       % of
                                            Country        Value     Long-Term
                                          Abbreviation    (000)'s   Investments


Cash Equivalents - Continued
United States .........................        US        $2,677,650        99.5%
Canada ................................        CA            13,659         0.5
                                                         ----------  ----------
                                                         $2,691,309       100.0%
                                                         ==========  ==========

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
PUBLICLY-TRADED BONDS
Aerospace/Defense - 1.3%
 CWABS , Inc.
 7.74% due 08/25/17 ......................................   $  1,500   $  1,534
Automobile - 5.2%
 Ford Credit Auto Owner Trust
 7.13% due 07/15/04 ......................................      2,500      2,572
 Premier Auto Trust
 5.82% due 10/08/03 ......................................      3,335      3,386
                                                                        --------
                                                                           5,958
Bank - 5.3%
 BankBoston Corp. - Sr. Notes
 6.125% due 03/15/02 .....................................      1,900      1,924
 Banponce Corp. - Notes
 6.54% due 11/06/01 ......................................      1,000      1,009
 First Union Corp. - Notes
 6.95% due 11/01/04 ......................................        500        518
 J.P. Morgan & Co., Inc. - Sr. Notes
 5.75% due 02/25/04 ......................................      1,000      1,009
 Star Banc Corp. - Notes
 5.875% due 11/01/03 .....................................        600        606
 Westpac Banking Corp. - Sub. Debs.
 9.125% due 08/15/01 .....................................      1,000      1,006
                                                                        --------
                                                                           6,072
Brokerage & Investment Management - 4.6%
 Donaldson, Lufkin & Jenrette, Inc. -
  Sr. Notes
 5.875% due 04/01/02 .....................................      1,900      1,920
 Lehman Brothers Holdings, Inc. -
  Notes
 6.625% due 04/01/04 .....................................        470        480
 Morgan Stanley, Dean Witter,
  Discover & Co.
 5.625% due 01/20/04 .....................................        500        502
 Residential Funding and Mortgage
  Securities Trust II
 5.37% due 02/25/15 ......................................      2,000      1,996
 5.64% due 07/25/14 ......................................        400        403
                                                                        --------
                                                                           5,301
Computer Equipment - 0.4%
 International Business Machines Corp. - Notes
 5.625% due 04/12/04 .....................................        500        508
Cosmetics & Personal Care - 1.7%
 Dial Corp. - Notes
 5.9% due 10/25/01 .......................................      2,000      1,999
Diversified Operations - 1.3%
 CMS Panhandle Holding - Sr. Notes
 6.125% due 03/15/04 .....................................      1,000        983
 El Paso Energy Corp. - Sr. Notes
 6.625% due 07/15/01 .....................................        500        501
                                                                        --------
                                                                           1,484
Electric Power - 0.4%
 Niagara Mohawk Power Corp. - Sr. Notes
 7.25% due 10/01/02 ......................................        499        508
Financial Services - 9.2%
 Associates Corp. of North America
  - Sr. Notes
 5.75% due 11/01/03 ......................................      1,450      1,462
 Chase Credit Card Master Trust
  - Cl. A 1998-3
 6.0% due 08/15/05 .......................................      1,075      1,099
 CIT Group, Inc.
 5.625% due 05/17/04 .....................................      1,000        997
 General Electric Capital Corp. ..........................
 7.5% due 05/15/05 .......................................      3,150      3,365
 General Motors Acceptance Corp. -
  Notes
 7.48% due 02/28/03 ......................................      1,200      1,241
 Green Tree Financial Corp. - Ser
  1996-8 Cl. A6
 7.6% due 10/15/27 .......................................        680        713
 Lehman Brothers Holdings, Inc. -
  Notes
 6.625% due 02/05/06 .....................................        600        611
 Salomon, Inc. - Sr. Notes
 7.2% due 02/01/04 .......................................        500        520
 U.S. West Capital Funding, Inc. .........................
 6.875% due 08/15/01 .....................................        500        501
                                                                        --------
                                                                          10,509
Food, Beverage & Tobacco - 0.6%
 Philip Morris Cos., Inc. - Debs.
 8.25% due 10/15/03 ......................................        640        677
Foreign Governmental - 6.1%
 Province of Ontario - Canada
 7.75% due 06/04/02 ......................................      3,000      3,093

 Province of Quebec - Canada
 5.5% due 04/11/06 .......................................      4,000      3,940
                                                                        --------
                                                                           7,033
Healthcare Products - 1.3%
 Beckman Instruments, Inc. - Sr. Notes
 7.1% due 03/04/03 .......................................      1,475      1,497

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Healthcare Services - 0.8%
 Columbia/HCA Healthcare Corp.
 6.91% due 06/15/05 ......................................   $    500   $    492
 Tenet Healthcare Corp. - Sr
  Notes
 8.625% due 12/01/03 .....................................        360        375
                                                                        --------
                                                                             867
Machinary - 1.4%
 Ingersoll Rand Co. - Notes
 5.75% due 02/14/03 ......................................      1,300      1,310
 6.25% due 05/15/06 ......................................        350        351
                                                                        --------
                                                                           1,661
Media - T.V. & Radio - 1.9%
 Continental Cablevision - Sr. Notes
 8.5% due 09/15/01 .......................................      1,010      1,017
 Turner Broadcasting Systems , Inc. -
  Sr. Notes
 7.4% due 02/01/04 .......................................      1,144      1,191
                                                                        --------
                                                                           2,208
Natural Gas Distribution - 1.6%
 Enron Corp. - Debs.
 9.125% due 04/01/03 .....................................        500        530
 KN Energy, Inc. - Sr. Notes
 6.45% due 03/01/03 ......................................      1,300      1,318
                                                                        --------
                                                                           1,848
Oil - 1.8%
 Coastal Corp. - Sr. Notes
 8.125% due 09/15/02 .....................................        500        517
 Conoco, Inc. - Notes
 5.9% due 04/15/04 .......................................      1,550      1,569
                                                                        --------
                                                                           2,086
Oil & Natural Gas Exploration & Production - 1.9%
 Gulf Canada Resources, Ltd. - Sr. Notes
 8.35% due 08/01/06 ......................................        170        185
 Occidental Petroleum Corp. - Notes
 8.5% due 11/09/01 .......................................      1,000      1,012
 Petroleum-Geo Services ASA - Bonds
 6.25% due 11/19/03 ......................................      1,000        987
                                                                        --------
                                                                           2,184
Personal & Commercial Lending - 8.7%
 American General Finance Corp. - Notes
 5.75% due 11/23/01 ......................................      1,270      1,280
 Asset Backed Securities Corp. - Ser.
  2000 Cl. AF2
 Asset Backed Securities Corp. - Ser.
  2000 Cl. AF2
 7.57% due 03/21/24 ......................................        177        182
 Countrywide Funding Corp.
 5.25% due 06/15/04 ......................................        500        498
 5.25% due 05/22/03 ......................................      1,000      1,001
 Covenant Transport, Inc. - Cl. A
 7.6% due 12/15/29 .......................................        252        261
 Ford Motor Credit Co. - Notes
 6.875% due 02/01/06 .....................................      1,110      1,124
 Ford Motor Credit Co. - Sr. Notes
 6.125% due 03/20/04 .....................................      1,500      1,514
 Green Tree Financial Corp. - Ser.
  1996-F
 7.3% due 01/15/28 .......................................         23         23
 Household Finance Corp. - Notes
 6.0% due 05/01/04 .......................................      2,000      2,019
 MBNA Master Credit Card Trust
 6.6% due 11/15/04 .......................................        935        956
 Money Store Home Equity Trust -
  Ser. 1996-B A7
 7.55% due 02/15/20 ......................................         71         72
 Money Store Home Equity Trust -
  Ser. 1997-D AF3
 6.345% due 11/15/21 .....................................         55         55
 Residential Asset Mortgage Trust
 7.21% due 11/25/19 ......................................      1,087      1,092
                                                                        --------
                                                                          10,077
Retail -  Department Stores - 1.0%
 Federated Department Stores, inc . - Sr.
  Notes
 8.5% due 06/15/03 .......................................      1,090      1,149
Retail - Food - 1.0%
 Safeway, Inc. - Notes
 7.05% due 09/15/02 ......................................      1,100      1,120
Telecommunication Services - 3.6%
 Cox Communications, Inc. - Notes
 7.0% due 08/15/01 .......................................      1,100      1,502
 Worldcom, Inc. Sr. Notes
 6.125% due 08/15/01 .....................................      1,500      1,502
 7.55% due 04/01/04 ......................................      1,100      1,133
                                                                        --------
                                                                           4,139
U.S. Government Agencies - 20.3%
 Federal Home Loan Bank
 8.0% due 06/01/10 .......................................        969      1,006
 Federal Home Loan Mortgage Corp.
 7.75% due 01/15/21 ......................................         32         32
 Federal National Mortgage Assoc.
 6.375% due 10/15/02 .....................................      7,500      7,696

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND


                                                              Par        Market
    Name of Issuer                                           Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED
U.S. Government Agencies - Continued
 6.5% due 09/01/02 ....................................    $  1,134    $  1,147
 7.0% due 01/01/03 ....................................       3,406       3,452
 7.0% due 12/01/10 ....................................       1,490       1,522
 Federal National Mortgage Assoc. - Notes
 4.75% due 11/14/03 ...................................       8,500       8,496
                                                                       ---------
                                                                         23,351
U.S. Governmental - 12.8%
 U.S. Treasury -  Bonds
 5.875% due 11/15/04 ..................................       4,650       4,809
 U.S. Treasury - Notes
 4.75% due 11/15/03 ...................................       4,530       4,511
 5.875 due 02/15/04 ...................................       2,810       2,903
 6.625% due 07/31/01 ..................................       2,500       2,506
                                                                       ---------
                                                                         14,729
                                                                       ---------
 TOTAL PUBLICLY-TRADED-BONDS ..........................        94.2%    106,444
                                                                       ---------
SHORT-TERM INVESTMENTS
Investment in joint trading account - 4.7%
Investment in joint trading account
 3.97% due 07/02/01 ...................................       5,573       5,373

                                                             Shares
Cash Equivalents - 10.2%
 Navigator Securities Lending Prime
 Portfolio **                                            11,815,749      11,816
                                                         ------------  ---------
      TOTAL SHORT-TERM INVESTMENTS                             14.9%     17,189
                                                         ------------  ---------
                TOTAL INVESTMENTS-                            109.1%    125,688
  Other Assets & Liabilities, Net-                             (9.1)%   (10,504)
                                                         ------------  ---------
                       NET ASSETS-                            100.0%   $115,184
                                                         ============  =========

** Represents investment of security lending collateral.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND


                                                                         Market
    Name of Issuer                                             Shares     Value
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 0.5%
 Armor Holdings, Inc. *  .................................     26,400   $    396
Apparel - 0.1%
 Charlotte Russe Holding, Inc. ...........................      4,000        107
Auto & Truck Parts - 2.2%
 CSK Auto Corp. ..........................................     34,500        286
 Polaris Industries Inc. .................................     29,500      1,351
                                                                        --------
                                                                           1,637
Automobile - 1.3%
 ANC Rental Corp. *  .....................................     58,400        175
 Oshkosh Truck Corp. .....................................     18,200        806
                                                                        --------
                                                                             981
Bank - 3.3%
 Citizens Banking Corp. ..................................      1,600         47
 Community Bankshares, Inc. ..............................     13,800        199
 First Midwest Bancorp, Inc. .............................     12,200        362
 Fulton Financial Corp. ..................................     16,590        339
 Net.B@nk, Inc. *  .......................................     38,900        440
 San Juan Basin Royalty Trust ............................     49,600        629
 Waypoint Financial Corp. *  .............................     38,800        485
                                                                        --------
                                                                           2,501
Brokerage & Investment Management - 0.1%
 America First Mortgage Investments, Inc. ................     11,000         82
Building Materials - 0.8%
 The Scotts Co. - Cl A ...................................     13,800        572
Business Services - 0.6%
 On Assignment, Inc. .....................................     10,600        191
 Resources Connection, Inc. ..............................      9,000        232
                                                                        --------
                                                                             423
Chemical - 0.8%
 OM Group, Inc. ..........................................      4,900        275
 Spartech Corp. ..........................................     13,900        336
                                                                        --------
                                                                             611
Commercial Services - 2.9%
 HeadHunter.net, Inc.* ...................................     48,300        226
 Korn/Ferry International *  .............................      8,000        124
 Official Payments Corp. * ...............................     30,700        158
 Power One, Inc. .........................................     30,000        499
 Quanta Services, Inc.* ..................................     25,000        551
 RPM, Inc. ...............................................     36,400        335
 Steiner Leisure, Ltd. * .................................     15,000        300
                                                                        --------
                                                                           2,193
Computer Equipment - 0.5%
 Documentum, Inc. *  .....................................     17,500        226
 UNOVA, Inc. * ...........................................     26,000        179
                                                                        --------
                                                                             405

Computer Software & Services - 8.3%
 Click Commerce, Inc.* ...................................     31,800        286
 click2learn.com, Inc. * .................................     31,900         52
 CNet Networks, Inc. .....................................     18,000        234
 Cognizant Technology Solutions Corp .....................      5,000        212
 Digex, Inc. * ...........................................     16,800        218
 Digital Insight Corp. 8 .................................     20,400        451
 Extensity, Inc. * .......................................     20,700        209
 Harris Interactive, Inc. *  .............................     31,900         80
 Informax, Inc. *  .......................................     18,800        134
 Ixia *  .................................................     10,900        207
 MatrixOne, Inc. * .......................................     18,200        422
 MicroStrategy, Inc. * ...................................     50,400        141
 Moldflow Corp. *  .......................................     15,300        236
 National Information Consortium, Inc. * .................     61,800        113
 NetIQ Corp. * ...........................................     25,800        807
 Numerical Technologies, Inc. ............................     10,000        210
 PC-Tel, Inc. *  .........................................     16,400        151
 Pinnacle Systems, Inc. ..................................     42,000        254
 Pixar, Inc. .............................................      4,600        188
 Riverdeep Group PLC - ADR * .............................      9,700        272
 RSA Security, Inc.* .....................................     13,250        410
 Saba Software, Inc. .....................................     10,900        179
 Selectica, Inc. * .......................................     19,900         85
 SignalSoft Corp. ........................................     11,900        137
 Via Networks, Inc. *  ...................................     46,400         71
 Vignette Corp. *  .......................................        100          1
 WebMethods, Inc. ........................................      5,700        121
 Websense, Inc. *  .......................................     14,200        284
 Witness Systems, Inc. * .................................     14,100        155
                                                                        --------
                                                                           6,320
Consumer Miscellaneous - 1.4%
 Libbey, Inc. ............................................     21,600        858
 NetRatings, Inc. *  .....................................     15,900        229
                                                                        --------
                                                                           1,087
Diversified Operations - 1.9%
 Donaldson Co., Inc. .....................................     24,400        760
 Ionics, Inc. *  .........................................     16,100        507
 Wesco International, Inc. * .............................     23,600        215
                                                                        --------
                                                                           1,482
Electrical Equipment - 4.6%
 Advanced Energy Industries, Inc.* .......................     24,400      1,007
 Integrated Electrical Services, Inc. * ..................     29,500        288
 LTX Corp. ...............................................     40,500      1,035
 Pentair, Inc. ...........................................     25,700        869
 Zygo Corporation ........................................     13,600        302
                                                                        --------
                                                                           3,501
Electronic Products & Services - 15.6%
 American Superconductor Corp.*  .........................     15,400        397
 Anadigics, Inc.* ........................................     34,300        789
 Anaren Micro Circuits, Inc. .............................     23,300        466

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                         Market
    Name of Issuer                                             Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Electronic Products & Services - Continued
 ASM International N.V. * ................................     26,500   $    526
 BE Semiconductor Industries .............................      7,000         47
 Bookham Technology PLC ..................................     17,000         49
 Cymer, Inc. * ...........................................     27,200        688
 DuPont Photomasks, Inc. .................................      4,600        222
 Electro Scientific Industries, Inc.* ....................     24,900        949
 Electroglas, Inc. * .....................................     38,800        687
 EMCORE Corp. * ..........................................     30,700        944
 Exar, Corp.* ............................................     31,500        622
 FEI Co. .................................................      5,500        226
 GlobeSpan, Inc.* ........................................     20,000        292
 Helix Technology Corp. ..................................     25,900        789
 Microtune, Inc. * .......................................     18,600        409
 Nanometrics, Inc. * .....................................     19,700        542
 Newport Corp. ...........................................     13,000        345
 ON Semiconductor Corp .* ................................     51,400        234
 Parthus Technologies PLC - ADR * ........................      7,200         56
 Power Integrations, Inc. * ..............................     25,300        395
 Sawtek, Inc. * ..........................................     19,600        461
 SpeedFAm-IPEC, Inc. * ...................................     20,800         66
 Therma-Wave, Inc. * .....................................     33,200        633
 Transmeta Corp. .........................................      9,000         50
 TranSwitch Corp. ........................................     18,000        198
 Veeco Instruments Inc. * ................................     10,100        401
 Virata, Corp. ...........................................     37,400        443
                                                                        --------
                                                                          11,926
Energy - Alternative Source - 1.1%
 Massey Energy Co. .......................................     10,100        199
 Rayovac Corp.* ..........................................     19,100        407
 Valence Technology, Inc. * ..............................     37,000        238
                                                                        --------
                                                                             844
Engineering & Construction - 0.5%
 York International Corp. ................................     11,500        403
Financial Services - 2.1%
 American Capital Strategies, Ltd. .......................     30,600        859
 BOK Financial Corp. .....................................     10,000        269
 LendingTree, Inc. 8 .....................................     32,500        207
 Medallion Financial Corp. ...............................     24,000        246
                                                                        --------
                                                                           1,581
Food, Beverage & Tobacco - 3.5%
 Adolph Coors Co. - Cl. B ................................      8,000        401
 Corn Products International, Inc. .......................     19,700        630
 Dreyer's Grand Ice Cream, Inc. ..........................     23,000        642
 Flowers Foods, Inc. * ...................................      4,520        142
 Suiza Foods Corp. * .....................................     15,400        818
                                                                        --------
                                                                           2,633
Health Care Products - 9.0%
 3 Dimensional Pharmaceuticals, Inc.* ....................     14,200        136
 Aclara Biosciences, Inc. * ..............................     14,200        110
 Antigenics, Inc. ........................................     22,800        450
 Aviron * ................................................     10,800        616
 Charles River Laboratories * ............................      9,600        334
 ChromaVision Medical Systems, Inc. * ....................     35,600        179
 Diversa Corp. ...........................................     17,200        350
 Durect Corp. 8 ..........................................     17,100        222
 Exelixis, Inc. * ........................................     41,000        778
 Genaissance Pharmaceuticals, Inc. * .....................     14,800        208
 Heska Corp. * ...........................................     89,900         96
 ILEX Oncology, Inc. * ...................................     19,600        586
 Illumina, Inc. ..........................................     23,500        277
 Lexicon Genetics, Inc.* .................................     18,500        231
 Scios, Inc. 8 ...........................................     12,800        320
 Tanox, Inc.* ............................................     11,400        360
 Trimeris, Inc.* .........................................     14,800        741
 Unilab Corp. ............................................      1,200         30
 Vical, Inc.* ............................................     23,900        334
 ViroPharma, Inc.* .......................................     14,700        500
                                                                        --------
                                                                           6,858
Health Care Services - 2.3%
 Gene Logic, Inc. ........................................     19,700        430
 Kendle International, Inc. * ............................     24,200        485
 LifePoint Hospitals, Inc. * .............................     12,000        531
 Orthodontic Centers of America, Inc. * ..................     10,500        319
                                                                        --------
                                                                           1,765
Insurance - 4.1%
 Everest Re Group, Ltd. ..................................     17,100      1,279
 Fidelity National Financial, Inc. .......................     29,800        732
 First American Financial Corp. ..........................     24,100        456
 W.R. Berkley Corp. ......................................      6,000        249
 Willis Group Holdings, Ltd. .............................      2,700         48
 Zenith National Insurance Corp. .........................     14,000        378
                                                                        --------
                                                                           3,142
Leisure & Recreation - 3.8%
 Cheap Tickets, Inc. * ...................................     40,300        609
 Hotel Reservations Network, Inc. - Cl. A * ..............      5,700        265
 International Speedway Corp. - Cl A .....................     11,200        471
 MeriStar Hospitality Corp. ..............................     18,200        432
 Speedway Motorsports, Inc. * ............................     27,700        698
 World Wrestling Federation
  Entertainment, Inc. ....................................     33,100        457
                                                                        --------
                                                                           2,932
Machinery - 0.6%
 Columbus McKinnon Corp. .................................     25,200        284
 SonoSite, Inc. ..........................................      7,600        147
                                                                        --------
                                                                             431
Media - Publishing - 0.6%
 Banta Corp. .............................................     15,200        445
Media - TV & Radio - 6.8%
 ACTV, Inc. * ............................................      8,200         27

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                         Market
    Name of Issuer                                             Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Media - TV & Radio - Continued
 BHC Communications, Inc. - Cl. A* .......................      2,000   $    278
 Crown Media Holdings, Inc. ..............................     15,100        280
 Entercom Communications Corp.* ..........................      7,200        386
 Entravision Communications - Cl A* ......................     20,000        246
 Insight Communications Company, Inc.8 ...................     28,900        722
 Martha Stewart Living Omnimedia, Inc. - Cl. A* ..........     16,000        370
 Mediacom Communications Corp. * .........................     22,800        319
 Primedia, Inc. ..........................................     73,036        496
 Radio One, Inc. - Cl. D* ................................     34,900        769
 Sirius Satellite Radio Inc. * ...........................     14,600        178
 Westwood One, Inc. * ....................................      9,000        332
 XM Satellite Radio Holdings, Inc. - Cl. A * .............     28,000        454
 Young Broadcasting, Inc. - Cl. A * ......................     10,000        336
                                                                        --------
                                                                           5,193
Metals & Mining - 0.4%
 Kaiser Aluminum Corp. ...................................     78,100        311
Natural Gas Distribution - 1.5%
 Energen Corp. ...........................................     12,600        348
 New Jersey Resources Corp. ..............................      9,800        443
 WGL Holdings, Inc. ......................................     13,000        352
                                                                        --------
                                                                           1,143
Oil & Natural Gas Exploration & Production - 0.2%
 Penzoil-Quaker State Co. ................................     15,000        168
Oil - Equipment & Service - 0.9%
 Hydril Co. * ............................................     10,000        228
 Seacor Smit, Inc. .......................................      9,200        430
                                                                        --------
                                                                             658
Paper & Forest Products - 0.2%
 Caraustar Industries, Inc. ..............................     18,100        167
Real Estate Development - 0.4%
 Trammell Crow Co.* ......................................     25,400        281
Real Estate Investment Trust - 0.8%
 Annaly Mortgage Management, Inc. ........................     24,000        329
 Anthracite Capital, Inc. ................................     21,900        242
                                                                        --------
                                                                             571
Real Estate Operations - 1.2%
 CB Richard Ellis Services, Inc. * .......................     27,200        427
 Insignia Financial Group, Inc. * ........................     39,700        488
                                                                        --------
                                                                             915
Retail - 0.0%
 Galyans Trading Co.,  Inc. ..............................      1,500         31
Retail - Department Stores - 3.6%
 Dollar Thrifty Automotive Group, Inc.* ..................      9,700        233
 Dollar Tree Stores, Inc.* ...............................     36,900      1,027
 Factory 2-U Stores, Inc. * ..............................     14,900        438
 Ruby Tuesday, Inc. ......................................     33,700        576

 School Specialty, Inc.* .................................     17,600        455
                                                                        --------
                                                                           2,729
Retail - Food - 1.3%
 California Pizza Kitchen, Inc. ..........................     17,900        416
 Williams-Sonoma, Inc. ...................................     14,300        555
                                                                        --------
                                                                             971
Shoe & Apparel Manufacturing - 1.5%
 Kellwood Co. ............................................     20,900        483
 Novel Denim Holdings, Ltd. * ............................     16,000        245
 Stride Rite Corp. .......................................     39,300        334
 Tommy Hilfiger Corp. * ..................................      6,000         84
                                                                        --------
                                                                           1,146
Telecommunication Equipment - 3.6%
 Advanced Fibre Communications, Inc. * ...................      8,200        172
 Alliance Fiber Optic Products, Inc.* ....................     34,700        165
 Avanex Corp. * ..........................................     37,000        359
 Cable Design Technologies Corp. .........................     20,000        323
 Carrier Access Corp. ....................................     39,900        239
 Luminent, Inc. * ........................................     32,500        137
 Monolithic Systems Technology, Inc ......................      5,000         55
 Optical Communications Products, Inc* ...................     38,100        405
 Polycom, Inc. ...........................................      9,000        208
 Spectrasite Holdings, Inc. ..............................     14,000        101
 Superior Telecom, Inc. ..................................     39,100        110
 Tier Technologies, Inc. Cl B ............................     23,000        220
 Vitria Technology, Inc. .................................     13,100         45
 WebEx Communications, Inc. * ............................      7,500        200
                                                                        --------
                                                                           2,739
Telecommunication Services - 0.8%
 Aspect Communications Corp. * ...........................     46,400        324
 Emmis Communications Corp. ..............................      8,000        246
 Focal Communications Corp.* .............................     30,900         73
                                                                        --------
                                                                             643
Transportation Services - 3.2%
 America West Holdings Corp. - Cl B * ....................     23,800        237
 Landstar Systems, Inc. ..................................     10,700        728
 SkyWest, Inc. ...........................................      8,200        229
 USFreightways Corp. .....................................     12,700        375
 Werner Enterprises, Inc. ................................     36,000        873
                                                                        --------
                                                                           2,442
                                                                        --------
                                       TOTAL COMMON STOCK-       98.9%    75,366
                                                                        --------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND

                                                                         Market
    Name of Issuer                                             Shares     Value
                                                                         (000's)
SHORT-TERM INVESTMENTS - 0.7%
 Investment in joint trading account
  3.97% due 07/02/01 .....................................    $   567   $    567
                                                              --------  --------
                                        TOTAL INVESTMENTS-       99.6%    75,933
                          Other Assets & Liabilities, Net-        0.4%       298
                                                              --------  --------
                                               NET ASSETS-      100.0%  $ 76,231
                                                              ========  ========


ADR-American Depository Receipt
* Non-income producing security.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK
Australia - 0.6%
 Brambles Industries,
  Ltd. (DIOP) ............................................     11,553     $  283
 Publishing &
  Broadcasting, Ltd.
  (MEDI) .................................................     48,083        223
                                                                          ------
                                                                             506
Belgium - 0.7%
 Dexia NPV (BANK) ........................................     17,550        279
 Fortis (B) (INSU) .......................................     13,910        336
 UCB SA (HEAL) ...........................................      1,180         41
                                                                          ------
                                                                             656
Brazil - 0.7%
 Compania Brasileira de
  Distribuicao Grupo Pao
  de Acucar - ADR (RETF) .................................      5,800        135
 Petroleo Brasileiro SA*
  (OILX) .................................................      7,000        182
 Telecomunicacoes
  Brasileiras SA - ADR
  (UTIT) .................................................      3,434        161
 Unibanco - Uniao de
  Bancos Brasileiros SA - ................................      3,985        101
  GDR (BANK)                                                              ------
                                                                             579
Canada - 0.3%
 Alcan Aluminum, Ltd.
  (MEDI) .................................................      3,122        131
 Royal Bank of Canada
  (BANK) .................................................      4,280        137
                                                                          ------
                                                                             268
Denmark - 0.1%
 Tele Danmark A/S (TELS) .................................      1,530         55
Finland - 1.4%
 Nokia Oyj (TELS) ........................................     55,320      1,255
France - 13.4%
 Alcatel (TELE) ..........................................     11,330        237
 Altran Technologies SA
  (ENGI) .................................................      1,450         68
 AXA SA (INSU) ...........................................     38,200      1,089
 Banque Nationale de
  Paris (BANK) ...........................................     11,892      1,036
 Canal Plus (MEDI) .......................................        643          2
 Cap Gemini SA (COMM) ....................................      1,888        138
 Compagnie de St. Gobain
  (CONS) .................................................      3,400        462
 Equant (COMP) ...........................................      1,905         34
 Groupe Danone (FOOD) ....................................      1,590        218
 HerMes International
  (RETS) .................................................      1,430        198
 L'Oreal SA (HNBA) .......................................      2,030        131
 Lafarge SA (CONS) .......................................        681         58
 Legrand SA (ELEQ) .......................................      1,864        356
 LVMH (Louis Vuitton Moet
  Hennessy) (FOOD) .......................................      1,910         96
 Orange SA* (TELS) .......................................     34,990        285
 Rhone-Poulenc SA (BANK) .................................     19,509      1,559
 Sanofi-Synthelabo SA*
  (HEAL) .................................................     14,478        951
 Schneider SA (MACH) .....................................      1,621         90
 Societe Generale - Cl. A
  (BANK) .................................................      3,612        214
 Societe Television
  Francaise 1 (MEDI) .....................................     15,375        449
 Sodexho Alliance SA
  (FOOD) .................................................     12,634        591
 STMicroelectronics
  (ETRN) .................................................      9,456        329
 Total Fina SA - Cl. B
  (OILX) .................................................     15,890      2,227
 Vivendi Universal SA
  (DIOP) .................................................     16,113        940
                                                                          ------
                                                                          11,758
Germany - 4.1%
 Allianz AG - Reg. (INSU) ................................      3,128        914
 Aventis SA (HEAL) .......................................      2,288        181
 Bayer AG (CHEM) .........................................      3,835        151
 Bayerische Vereinsbank
  AG (BANK) ..............................................      6,244        309
 Deutsche Bank AG (BANK) .................................     11,493        824
 Deutsche Telekom AG
  (UTIT) .................................................      2,945         67
 E.On AG (DIOP) ..........................................      8,421        442
 Gehe AG (HEAL) ..........................................      5,860        228
 Rhoen-Klinikum AG (HEAL) ................................      1,720         80
 SAP AG (SOFT) ...........................................      2,310        321
 Siemins AG (DIOP) .......................................      1,977        121
                                                                          ------
                                                                           3,638
Hong Kong - 2.5%
 Cheung Kong (Holdings),
  Ltd. (READ) ............................................     44,000        479
 China Telecom (Hong
  Kong), Ltd. (TELS) .....................................    120,000        632
 Henderson Land
  Development Co., Ltd. ..................................
  (READ) .................................................     32,000        142
 HSBC Holdings PLC (BANK) ................................     18,800        222
 Hutchison Whampoa, Ltd. .................................
  (COMM) .................................................     67,900        686
                                                                          ------
                                                                           2,161
India - 0.7%
 Global Tele-Systems,
  Ltd. (TELE) ............................................     14,000         52
 Hindustan Lever Ltd. ....................................
  (CNSU) .................................................     72,000        314
 ICICI, Ltd. (FINL) ......................................     71,484        213
 Reliance Industries,
  Inc. (OILX) ............................................      3,000         24
                                                                          ------
                                                                             603
Israel - 0.1%
 Check Point Software
  Technologies, Ltd.*
  (COMP) .................................................      1,857         94
Italy - 5.6%
 Alleanza Assicurazioni
  (INSU) .................................................     37,170        392
 Assicurazioni Generali
  (INSU) .................................................      7,000        211
 Banca Intel SpA (BANK) ..................................    335,413      1,185
 Banca Nazionale del
  Lavoro (BANK) ..........................................     29,750         93
 Bipop-Carire SpA (BANK) .................................     32,500        122
 ENI SpA (OILS) ..........................................     60,872        743
 Mediaset SpA (MEDI) .....................................     10,000         84
 Mediolanum SpA (INSU) ...................................     18,315        185
 Olivetti SpA (COMM) .....................................    265,152        470
 San Paolo-IMI SpA (BANK) ................................      4,858         62
 Telecom Italia Mobile
  SpA (TELS) .............................................     90,210        460
 Telecom Italia SpA
  (TELS) .................................................     29,900        269
 UniCredito Italiano SpA
  (BANK) .................................................    152,893        657
                                                                          ------
                                                                           4,933

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Japan - 17.3%
 Canon, Inc. (COMM) ......................................     42,000     $1,697
 DDI Corp. (UTIT) ........................................         23        107
 Fanuc, Ltd. (ELEQ) ......................................      5,200        259
 Fuji Television Network,
  Inc. (MEDI) ............................................         42        242
 Fujitsu, Ltd. (ELEQ) ....................................     18,000        189
 Ito-Yokado Co., Ltd.
  (RETS) .................................................      4,000        184
 KAO Corp. (HNBA) ........................................      7,000        174
 Kokuyo Co. (COMM) .......................................      8,000         84
 Kyocera Corp. (ETRN) ....................................      4,600        406
 Marui Co., Ltd. (RETS) ..................................     25,000        361
 Matsushita Communication
  Industries (TELS) ......................................      4,800        219
 Matsushita Electric
  Industrial Co. (ETRN) ..................................     37,000        579
 Mitsui Fudosan Co., Ltd. ................................
  (REAL) .................................................     52,000        560
 Mizuho Holdings, Inc.*
  (BANK) .................................................        180        837
 Murata Manufacturing
  Co., Ltd. (ETRN) .......................................      9,800        651
 NEC Corp. (COMP) ........................................     61,000        824
 Nippon Telegraph &
  Telephone Corp. (UTIT) .................................         89        464
 Nomura Securities Co.,
  Ltd. (FUND) ............................................     42,000        805
 NTT Mobile
  Communications Network,
  Inc. (TELS) ............................................         92      1,601
 Sankyo Co., Ltd. (HEAL) .................................     16,000        289
 Seven-Eleven Japan
  (RETF) .................................................      7,000        273
 Shin-Etsu Chemical Co. ..................................
  (CHEM) .................................................     11,000        404
 Shiseido Co., Ltd. ......................................
  (CHEM) .................................................     18,000        169
 Sony Corp. (ETRN) .......................................     20,800      1,368
 Sumitomo Bank (BANK) ....................................     73,000        603
 Sumitomo Corp. (DIOP) ...................................     28,000        196
 TDK Corp. (COMP) ........................................      3,300        154
 Tokyo Electron, Ltd. ....................................
  (ETRN) .................................................      5,500        333
 Toshiba Corp. (ETRN) ....................................    102,000        539
 UFJ Holdings, Inc.
  (FINL) .................................................         29        156
 Yamanouchi
  Pharmaceutical Co.,
  Ltd. (HEAL) ............................................     13,000        365
                                                                          ------
                                                                          15,092
Luxembourg - 0.1%
 Society Europeenne des
  Satellites (MEDI) ......................................        567         74
Mexico - 1.6%
 Fomento Economico
  Mexicano SA de CV
  (FOOD) .................................................     81,000        344
 Grupo Financiero Banamex
  Accival, SA de CV
  (FINL) .................................................     45,000        117
 Grupo Iusacell SA de CV
  - ADR V* (TELS) ........................................      9,000         62
 Grupo Televisa SA* - GDR
  (OILX) .................................................     15,052        602
 Telefonica S.A. (TELS) ..................................      4,529        169
 Telefonos de Mexico SA -
  ADR (UTIT) .............................................      2,369         83
                                                                          ------
                                                                           1,377

Netherlands - 7.2%
 ABN Amro Holding NV
  (BANK) .................................................      3,526         66
 Akzo Nobel NV (CHEM) ....................................      1,390         59
 ASM Lithography Holding
  NV (COMP) ..............................................     21,180        476
 Elsevier NV (MEDP) ......................................     13,140        164
 Fortis (NL) NV (INSU) ...................................     18,010        438
 ING Groep NV (BANK) .....................................     26,700      1,747
 Koninklije KPN NV (TELS) ................................      2,891         16
 Koninklijke (Royal)
  Philips Electronics
  N.V. (ETRN) ............................................     34,739        922
 Royal Dutch Petroleum
  Co. (OILX) .............................................     16,580        955
 VNU NV (MEDP) ...........................................     30,790      1,044
 Wolters Kluwer NV - CVA
  (MEDP) .................................................     14,805        398
                                                                           6,285
Norway - 0.4%
 Orkla ASA (DIOP) ........................................     13,750        249
 Statoil ASA (OILX) ......................................      8,950         66
                                                                          ------
                                                                             315
Portugal - 0.4%
 Jeronimo Martins, SGPS,
  SA (RETF) ..............................................      7,183         46
 Portugal Telecom, SA
  (TELS) .................................................     41,210        288
                                                                          ------
                                                                             334
Singapore - 0.6%
 United Overseas Bank,
  Ltd. (BANK) ............................................     84,072        531
South Korea - 0.6%
 Samsung Electronics
  (ETRN) .................................................      2,700        399
 Korea Telelecom Corp. -  ADR* (TELS) ....................      4,481         99
                                                                          ------
                                                                             498



Spain - 2.5%
 Banco Bilbao Vizcaya SA
  (BANK) .................................................     65,010        842
 Banco Santander Central
  Hispano SA (BANK) ......................................     50,980        462
 Endesa SA (UTIE) ........................................     17,270        276
 Repsol SA (OILX) ........................................     10,115        167
 Telefonica SA (UTIT) ....................................     32,806        405
                                                                          ------
                                                                           2,152
Sweden - 3.0%
 Electrolux AB - Ser. B
  (APPL) .................................................     11,910        165
 Hennes & Mauritz AB - B
  Shares (RETS) ..........................................     19,680        338
 Nordic Baltic Holding AB
  (BANK) .................................................    121,620        693
 Sandvik AB (MACH) .......................................      3,220         65
 Securitas AB - B Shares
  (COMM) .................................................     52,328        917
 Telefonaktiebolaget LM
  Ericsson AB* (TELE) ....................................     80,300        439
                                                                          ------
                                                                           2,617
Switzerland - 4.3%
 ABB , Ltd. *(ENGI) ......................................     10,748        163
 Adecco SA (COMM) ........................................     17,300        815

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND


                                                                         Market
    Name of Issuer                                           Shares       Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Switzerland - Continued
 Credit Suisse Group -
  Reg. (BANK) ............................................      1,030     $  169
 Nestle SA (FOOD) ........................................      6,720      1,429
 Roche Holdings AG (HEAL) ................................      5,500        396
 UBS AG (BANK) ...........................................      5,422        777
                                                                          ------
                                                                           3,749
Taiwan - 0.5%
 Taiwan Semiconductor
  (ETRN) .................................................    239,400        445
United Kingdom - 24.7%
 Abbey National First
  Capital BV (BANK) ......................................      9,461        166
 AstraZeneca Group PLC
  (HEAL) .................................................     25,013      1,167
 Autonomy Corp. PLC
  *(SOFT)  ...............................................      1,500          9
 BG Group PLC (UTIG) .....................................     13,522         53
 BP Amoco PLC (OILX) .....................................     61,000        502
 British
  Telelecommunications
  PLC (TELS) .............................................     22,000        139
 Cable & Wireless PLC
  (TELS) .................................................     37,270        220
 Cadbury Schwepps PLC
  (FOOD) .................................................     49,606        335
 Celestica, Inc. (TELS) ..................................     11,670        601
 Celltech Group PLC
  *(HEAL)  ...............................................     14,608        247
 Centrica PLC (UTIG) .....................................     30,900         99
 Compass Group PLC*
  (FOOD) .................................................    162,730      1,304
 David S. Smith Holdings
  PLC (OILX) .............................................     18,000         35
 Diageo PLC (FOOD) .......................................     84,512        928
 Dimension Data Holdings
  PLC (SOFT) .............................................     12,500         48
 Electrocomponents PLC
  (ETRN) .................................................     29,070        220
 Flextronics
  International Ltd. .....................................
  (ELEQ) .................................................      7,100        185
 GKN PLC (PART) ..........................................      5,000         48
 GlaxoSmithKline PLC*
  (HEAL) .................................................    135,981      3,830
 Granada Compass PLC
  (DIOP) .................................................    155,558        327
 Hays PLC (DIOP) .........................................     43,876        113
 Hilton Group PLC (LEIS) .................................     20,000         67
 J. Sainsbury PLC (RETF) .................................      1,640         10
 Kingfisher PLC (RETS) ...................................     49,628        269
 Lattice Group* (ETRN) ...................................     35,522         79
 Reckitt Benckiser PLC
  (HNBA) .................................................      2,000         29
 Reed InTELErnational PLC
  (HNBA) .................................................    196,000      1,739
 Rio Tinto PLC - Reg .....................................
  (DIOP) .................................................     47,663        847
 Royal Bank of Scotland
  Group (BANK) ...........................................     84,225      1,859
 Shell Transport &
  Trading Co. PLC (OILX) .................................    227,587      1,894
 SmartForce Public
  Limited Co. - ADR
  (COMP) .................................................      6,166        217
 Standard CharTELEred PLC
  (BANK) .................................................     32,000        411
 Tesco PLC (RETF) ........................................    114,360        413
 Tomkins PLC (DIOP) ......................................     97,506        251
 Unilever PLC (CNSU) .....................................     40,388        341
 United Business MEDIdia
  (MEDP) .................................................     12,193         99
 Vodafone AirTouch PLC
  (TELS) .................................................    677,984      1,504
 WPP Group PLC *(COMM) ...................................     94,580        932
                                                                          ------
                                                                          21,537
United States - 0.1%
 Pohang Iron & Steel Co.,
  Ltd. - ADR (STEE) ......................................      6,153     $  121
                                                                          ------
      TOTAL COMMON STOCK- ................................       93.5%    81,633
                                                                          ------

PREFERRED STOCK
Australia - 0.7%
 News Corp., Ltd. (MEDI) .................................     79,247        637
Brazil - 0.8%
 Petroleo Brasiliero SA - ................................     27,192        637
  Petrobas (OILX)
                                                                          ------
   TOTAL PREFERRED STOCK- ................................        1.5%     1,274
                                                                          ------


RIGHTS
Portugal - 0.0%
 Portugal Telecom (TELS)
 expires 07/09/01 ........................................     41,210          6
                                                                          ------
            TOTAL RIGHTS- ................................        0.0%         6
                                                                          ------

                                                                Par
                                                              Value
                                                            (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 0.9%
Investment in joint trading account
 3.97% due 07/02/01 ......................................   $   827        827


                                                               Shares
Cash Equvalents - 15.4%
 Navigator Securities
  Lending Prime Portfolio**                               13,433,155     13,433
         TOTAL SHORT-TERM
              INVESTMENTS                                       16.3%    14,260
                                                          ----------   --------
       TOTAL INVESTMENTS-                                      111.3%    97,173
           Other Assets &
        Liabilities, Net-                                      (11.3)%   (9,840)
                                                          ----------   --------
              NET ASSETS-                                      100.0%  $ 87,333
                                                          ==========   ========

ADR-American Depository Receipts.
GDR-Global Depository Receipts.
* Non-income producing security.
** Represents investment of security lending collateral.
See notes to financial statements.

+++
SCHEDULE OF INVESTMENTS -- Continued
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND

                                                             Market     % of
                                                Industry      Value   Long-Term
            Industry                          Abbreviation   (000s)  Investments

Bank ........................................      BANK      $16,533       19.9%
Telecommunication Services ..................      TELS        7,880        9.5
Health Care Products ........................      HEAL        7,775        9.4
Oil & Natural Gas Exploration &
 Production .................................      OILX        7,281        8.8
Electronic Products & Services ..............      ETRN        6,270        7.6
Commercial Sevices ..........................      COMM        5,739        7.0
Food, Beverage & Tobacco ....................      FOOD        5,245        6.3
Diversified Operations ......................      DIOP        3,769        4.5
Insurance ...................................      INSU        3,565        4.3
Cosmetic & Personal Care ....................      HNBA        2,073        2.5
Media - TV & Radio ..........................      MEDI        1,842        2.2
Computer Equipment ..........................      COMP        1,799        2.2
Media - Publishing ..........................      MEDP        1,705        2.0
Retail - Department Stores ..................      RETS        1,350        1.6
Telephone ...................................      UTIT        1,287        1.5
Electrical Equipment ........................      ELEQ          989        1.2
Retail - Food ...............................      RETF          877        1.1
Brokerage & Investment
 Management .................................      FUND          805        1.0
Chemicals ...................................      CHEM          783        0.9
Oil .........................................      OILS          743        0.9
Telecommunication Equipment .................      TELE          728        0.9
Consumer Miscellaneous ......................      CNSU          655        0.8
Real Estate Operations ......................      READ          621        0.7
Construction ................................      CONS          520        0.6
Financial Services ..........................      FINL          486        0.6
Computer Software & Services ................      SOFT          378        0.5
Electric Power ..............................      UTIE          276        0.3
Engineering & Construction ..................      ENGI          231        0.3
Household Appliances &
 Furnishings ................................      APPL          165        0.2
Machinery ...................................      MACH          155        0.2
Natural Gas Distribution ....................      UTIG          152        0.2
Steel .......................................      STEE          121        0.1
Leisure & Recreation ........................      LEIS           67        0.1
Auto & Truck Parts ..........................      AUTO           48        0.1
                                                             -------      -----
                                                             $82,913      100.0%
                                                             =======      =====

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                       Name of Issuer                          Shares     Value
                                                                         (000's)
COMMON STOCK
Aerospace & Defense - 1.4%
 B.F. Goodrich Co. .......................................      4,500     $  171
 Boeing Co. ..............................................     41,568      2,311
 General Dynamics Corp. ..................................      9,300        724
 Honeywell International, Inc. ...........................     37,862      1,325
 Lockheed Martin Corp. ...................................     20,100        745
 Northrop Grumman Corp. ..................................      3,900        312
 Raytheon Co. ............................................     17,400        462
 United Technologies Corp. ...............................     22,400      1,641
                                                                          ------
                                                                           7,691
Auto & Truck Parts - 0.3%
 AutoZone, Inc. * ........................................      5,600        210
 Cooper Tire & Rubber Co. ................................      3,200         45
 Cummins Engine Co., Inc. ................................      1,700         66
 Dana Corp. ..............................................      6,515        152
 Genuine Parts Co. .......................................      8,650        273
 Goodyear Tire & Rubber Co. ..............................      7,600        213
 Johnson Controls, Inc. ..................................      4,100        297
 Paccar, Inc. ............................................      3,300        170
 TRW, Inc. ...............................................      6,200        254
 Visteon Corp. * .........................................      6,166        113
                                                                          ------
                                                                           1,793
Automobile - 0.8%
 Delphi Automotive Systems Corp. .........................     27,069        431
 Ford Motor Co. ..........................................     87,036      2,137
 General Motors Corp. ....................................     26,100      1,679
 Navistar International Corp., Inc. -
    Cl. B ................................................      2,700         76
                                                                          ------
                                                                           4,323
Bank - 6.6%
 AmSouth Bancorp .........................................     16,900        312
 Bank of America Corp. ...................................     75,268      4,518
 Bank of New York Co., Inc. ..............................     34,300      1,646
 Bank One Corp. ..........................................     54,850      1,964
 BB&T Corp. ..............................................     18,800        690
 Charter One Financial, Inc. .............................      9,450        301
 Comerica, Inc. ..........................................      8,500        490
 Fifth Third Bancorp .....................................     27,054      1,625
 First Union Corp. .......................................     46,646      1,630
 FleetBoston Financial Corp. .............................     51,420      2,029
 Golden West Financial Corp. .............................      7,300        469
 Huntington Bancshares, Inc. .............................     12,031        197
 JP Morgan Chase & Co. ...................................     93,150      4,154
 KeyCorp .................................................     20,400        531
 Mellon Financial Corp. ..................................     22,800      1,049
 National City Corp. .....................................     28,500        877
 Northern Trust Corp. ....................................     10,300        644
 PNC Bank Corp. ..........................................     13,900        914
 Regions Financial Corp. .................................     11,200        358
 SouthTrust Corp. ........................................     15,600        406
 State Street Corp. ......................................     15,200        752
 Suntrust Banks, Inc. ....................................     14,100        913
 Synovus Financial Corp. .................................     13,250        416
 Union Planters Corp. ....................................      6,600        288
 US Bancorp ..............................................     90,919      2,072
 Wachovia Corp. ..........................................     10,100        719
 Washington Mutual, Inc. .................................     41,277      1,550
 Wells Fargo & Co. .......................................     80,900      3,756
 Zions Bancorp ...........................................      4,300        254
                                                                          ------
                                                                          35,524
Brokerage & Investment Management - 1.0%
 Bear Stearns Cos., Inc. .................................      5,032        297
 Charles Schwab Corp. ....................................     64,675        989
 Franklin Resources, Inc. ................................     13,000        595
 Morgan Stanley, Dean Witter, Discover &
  Co .....................................................     52,200      3,353
 T. Rowe Price Group, Inc. ...............................      6,100        228
                                                                          ------
                                                                           5,462
Business Services - 0.5%
 Automatic Data Processing, Inc. .........................     29,900      1,486
 H&R Block, Inc. .........................................      4,200        271
 Interpublic Group Cos., Inc. ............................     18,100        531
 Robert Half International, Inc. .........................      8,800        219
                                                                          ------
                                                                           2,507
Chemical - 1.0%
 Air Products & Chemicals, Inc. ..........................     10,500        480
 Ashland, Inc. ...........................................      3,000        120
 Dow Chemical Co. ........................................     42,643      1,418
 E.I. du Pont de Nemours & Co. ...........................     48,982      2,363
 Eastman Chemical Co. ....................................      3,400        162
 Engelhard Corp. .........................................      6,100        157
 Great Lakes Chemical Corp. ..............................      2,300         71
 Hercules, Inc. ..........................................      4,600         52
 Praxair, Inc. ...........................................      7,300        343
 Rohm & Haas Co. .........................................     10,227        337
 Sigma-Aldrich Corp. .....................................      3,700        143
                                                                          ------
                                                                           5,646
Commercial Services - 0.9%
 American Greetings Corp. - Cl. A ........................      2,800         31
 Avery Dennison Corp. ....................................      5,200        265
 Cendant Corp. * .........................................     40,899        798
 Cintas Corp. ............................................      7,900        365
 Concord EFS, Inc. .......................................     11,600        603
 Convergys Corp. * .......................................      8,000        242
 Deluxe Corp. ............................................      3,100         90
 Ecolab, Inc. ............................................      6,500        266
 Equifax, Inc. ...........................................      7,200        264
 Omnicom Group, Inc. .....................................      9,000        774
 Power One, Inc. * .......................................      3,300         55
 Quintiles Transnational Corp. * .........................      6,500        164
 R.R. Donnelley & Sons Co. ...............................      4,800        143
 The Dun & Bradstreet Corp. * ............................      7,700        258

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                       Name of Issuer                          Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Commercial Services - Continued
 TMP Worldwide, Inc. .....................................      5,100    $   306
                                                                         -------
                                                                           4,624
Computer Equipment - 5.9%
 Advanced Micro Devices, Inc. ............................     15,700        453
 Apple Computer, Inc. * ..................................     16,000        372
 Compaq Computer Corp. ...................................     79,011      1,224
 Dell Computer Corp. * ...................................    122,500      3,203
 EMC Corp. ...............................................    104,912      3,048
 Gateway, Inc. * .........................................     15,100        248
 Hewlett-Packard Co. .....................................     92,400      2,643
 Intel Corp. .............................................    316,400      9,255
 International Business Machines Corp. ...................     81,700      9,232
 Lexmark International Group, Inc. -
    Cl. A. * .............................................      6,100        410
 Network Appliance, Inc. * ...............................     15,000        206
 Palm, Inc. ..............................................     24,561        149
 Veritas Software Corp. * ................................     19,100      1,271
 Xerox Corp. .............................................     32,500        311
                                                                         -------
                                                                          32,025
Computer Software & Services - 6.7%
 Adobe Systems, Inc. .....................................     11,200        526
 Autodesk, Inc. ..........................................      2,400         90
 BMC Software, Inc. ......................................     11,500        259
 BroadVision, Inc. * .....................................     11,100         56
 Cabletron Systems, Inc. * ...............................      9,400        215
 Citrix Systems, Inc. * ..................................      8,800        307
 Computer Associates International, Inc. ................      26,925        969
 Computer Sciences Corp. * ...............................      8,100        280
 Compuware Corp. * .......................................     17,500        245
 Electronic Data Systems Corp. ...........................     22,300      1,394
 First Data Corp. ........................................     18,500      1,189
 Fiserv, Inc. ............................................      5,600        358
 IMS Health, Inc. ........................................     14,200        405
 Intuit, Inc. * ..........................................      9,600        384
 Mercury Interactive Corp. * .............................      3,600        216
 Microsoft Corp. .........................................    253,500     18,505
 NCR Corp. * .............................................      4,800        226
 Novell, Inc. * ..........................................     14,100         80
 Oracle Corp. * ..........................................    263,500      5,006
 Parametric Technology Corp. * ...........................     11,800        165
 Peoplesoft, Inc. ........................................     14,100        694
 Progressive Corp. .......................................      3,400        460
 Sapient Corp. ...........................................      5,000         49
 Siebel Systems, Inc. * ..................................     21,800      1,022
 Sun Microsystems, Inc. * ................................    154,400      2,427
 Unisys Corp. * ..........................................     16,000        235
 Yahoo!, Inc. * ..........................................     27,400        548
                                                                         -------
                                                                          36,310
Construction - 0.1%
 Stanley Works ...........................................      3,800        159
 Vulcan Materials Co. ....................................      4,800        258
                                                                         -------
                                                                             417
Consumer Miscellaneous - 0.5%
 Black & Decker Corp. ....................................      3,500        138
 Clorox Co. ..............................................     11,100        376
 Dollar General Corp. ....................................     15,646        305
 Fortune Brands, Inc. ....................................      7,300        280
 Harley-Davidson, Inc. ...................................     14,200        669
 Newell Rubbermaid, Inc. .................................     13,116        329
 Parker-Hannifin Corp. ...................................      5,650        240
 Sherwin-Williams Co. ....................................      7,000        155
 Snap-On, Inc. ...........................................      2,500         60
 Tupperware Corp. ........................................      2,500         59
                                                                         -------
                                                                           2,611
Container - 0.1%
 Bemis Co., Inc. .........................................      2,400         96
 Pactiv Corp. * ..........................................      7,400         99
 Sealed Air Corp. * ......................................      3,589        134
                                                                         -------
                                                                             329
Cosmetic & Personal Care - 1.8%
 Alberto-Culver Co. - Cl. B ..............................      2,700        114
 Avon Products, Inc. .....................................     11,700        541
 Colgate-Palmolive Co. ...................................     26,800      1,581
 Gillette Co. ............................................     50,500      1,464
 International Flavors & Fragrances, Inc. ................      4,400        111
 Leggett & Platt, Inc. ...................................      9,900        218
 Procter & Gamble Co. ....................................     60,700      3,873
 Unilever NV - NY Shares .................................     26,782      1,595
                                                                         -------
                                                                           9,497
Diversified Operations - 6.5%
 Amgen, Inc. .............................................     49,300      2,992
 Corning, Inc. ...........................................     43,100        720
 Costco Wholesale Corp. * ................................     21,000        863
 Crane Co. ...............................................      2,950         91
 Danaher Corp. ...........................................      6,800        381
 Eaton Corp. .............................................      3,100        217
 General Electric Co. ....................................    468,000     22,815
 Illinois Tool Works, Inc. ...............................     14,100        893
 ITT Industries, Inc. ....................................      4,200        186
 National Service Industries, Inc. .......................      1,700         38
 Pall Corp. ..............................................      5,300        125
 PPG Industries, Inc. ....................................      7,900        415
 Textron, Inc. ...........................................      6,700        369
 Tyco International, Ltd. ................................     90,930      4,956
 W.W. Grainger, Inc. .....................................      4,700        193
                                                                         -------
                                                                          35,254
Electric Power - 2.8%
 AES Corp. * .............................................     24,900      1,072
 Allegheny Energy, Inc. ..................................      5,800        280
 Ameren Corp. ............................................      6,500        278

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                        Name of Issuer                         Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Electric Power - Continued
 American Electric Power Co. .............................     15,260    $   705
 Calpine Corp. * .........................................     14,300        541
 Cinergy Corp. ...........................................      7,500        262
 CMS Energy Corp. ........................................      5,700        159
 Consolidated Edison, Inc. ...............................     10,100        402
 Dominion Resources, Inc. ................................     11,994        721
 DTE Energy Co. ..........................................      8,000        372
 Duke Energy Co. .........................................     36,488      1,423
 Edison International ....................................     14,300        159
 Emerson Electric Co. ....................................     20,100      1,216
 Entergy Corp. ...........................................     10,500        403
 Exelon Corp. ............................................     15,150        971
 Firstenergy Corp. .......................................     11,200        360
 FPL Group, Inc. .........................................      8,300        500
 GPU, Inc. ...............................................      6,100        214
 Mirant Corp. ............................................     15,868        546
 Niagara Mohawk Holdings, Inc. ...........................      7,800        138
 NiSource, Inc. ..........................................      9,149        250
 PG&E Corp. ..............................................     19,900        223
 Pinnacle West Capital Corp. .............................      4,400        209
 PPL Corp. ...............................................      6,900        380
 Progress Energy, Inc. ...................................      9,556        429
 Public Services Enterprise Group, Inc. ..................     10,100        494
 Reliant Energy, Inc. ....................................     14,224        458
 Southern Co. ............................................     32,000        744
 TXU Corp. ...............................................     12,312        593
 Xcel Energy, Inc. .......................................     15,550        442
                                                                         -------
                                                                          14,944
Electrical Equipment - 0.2%
 American Power Conversion ...............................      8,300        131
 Best Buy Co., Inc. ......................................      9,700        616
 Cooper Industries, Inc. .................................      4,000        158
 Molex, Inc. .............................................      9,550        349
                                                                         -------
                                                                           1,254
Electronic Products & Services - 3.9%
 Agilent Technologies, Inc. * ............................     21,374        695
 Altera Corp. * ..........................................     18,600        539
 Analog Devices, Inc. * ..................................     17,200        744
 Applera Corporation - Applied Biosystems
  Group ..................................................     10,000        268
 Applied Materials, Inc. * ...............................     38,400      1,885
 Applied Micro Circuits Corp. * ..........................     14,100        243
 Ball Corp. ..............................................      1,400         67
 Broadcom Corp. - Cl. A. * ...............................     12,900        552
 Cisco Systems, Inc. * ...................................    344,000      6,261
 Conexant Systems, Inc. * ................................     10,500         94
 Jabil Circuit, Inc. * ...................................      9,000        278
 KLA-Tencor Corp. * ......................................      8,700        509
 LSI Logic Corp. * .......................................     17,200        323
 Maxim Integrated Products, Inc. * .......................     15,100        668
 Motorola, Inc. ..........................................    103,895      1,720
 National Semiconductor Corp. * ..........................      8,700        253
 Novellus Systems, Inc. * ................................      6,500        369
 PerkinElmer, Inc. .......................................      5,000        138
 QLogic Corp. * ..........................................      4,600        296
 Rockwell International Corp. * ..........................      8,900        339
 Sanmina Corp. ...........................................     14,100        330
 Solectron Corp. * .......................................     30,200        553
 Tektronix, Inc. .........................................      4,000        109
 Teradyne, Inc. * ........................................      8,200        271
 Texas Instruments, Inc. .................................     82,100      2,586
 Thomas & Betts Corp. ....................................      2,500         55
 Vitesse Semiconductor Corp. * ...........................      9,100        191
 Xilinx, Inc. * ..........................................     15,300        631
                                                                         -------
                                                                          20,967
Energy - Alternative Source - 0.4%
 Dynegy, Inc. - Cl.A .....................................     15,100        702
 El Paso Corp. ...........................................     24,362      1,280
                                                                         -------
                                                                           1,982
Engineering & Construction - 0.0%
 Fluor Corp. * ...........................................      3,300        149
Financial Services - 1.8%
 American Express Co. ....................................     63,000      2,444
 Household International, Inc. ...........................     22,166      1,478
 Lehman Brothers Holdings, Inc. ..........................     11,700        910
 Merrill Lynch & Co., Inc. ...............................     39,300      2,329
 Paychex, Inc. ...........................................     17,950        718
 Pitney Bowes, Inc. ......................................     11,800        497
 Providian Financial Corp. * .............................     13,700        811
 Stillwell Financial, Inc. ...............................     10,900        366
                                                                         -------
                                                                           9,553
Food, Beverage & Tobacco - 4.3%
 Adolph Coors Co. - Cl. B ................................      1,600         80
 Anheuser-Busch Cos., Inc. ...............................     42,800      1,763
 Archer Daniels Midland Co. ..............................     30,266        394
 Brown-Forman Corp. - Cl. B ..............................      3,300        211
 Campbell Soup Co. .......................................     19,700        507
 Coca-Cola Co. ...........................................    117,600      5,292
 Coca-Cola Enterprises, Inc. .............................     20,300        332
 ConAgra, Inc. ...........................................     25,700        509
 General Mills, Inc. .....................................     13,500        591
 H.J. Heinz Co. ..........................................     16,100        658
 Hershey Foods Corp. .....................................      6,600        407
 Kellogg Co. .............................................     19,600        569
 Pepsi Bottling Group, Inc. ..............................      6,400        257
 PepsiCo, Inc. ...........................................     68,600      3,032
 Philip Morris Cos., Inc. ................................    103,300      5,243
 Quaker Oats Co. .........................................      6,400        584
 Ralston-Ralston Purina Group ............................     14,300        429
 Sara Lee Corp. ..........................................     37,700        714
 SuperValu, Inc. .........................................      5,600         98
 Sysco Corp. .............................................     31,800        863
 UST, Inc. ...............................................      8,300        240

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                       Name of Issuer                          Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Food, Beverage & Tobacco - Continued
 Wm. Wrigley Jr. Co. .....................................     10,600    $   497
                                                                         -------
                                                                          23,270
Health Care Products - 11.0%
 Abbott Laboratories .....................................     73,200      3,514
 Allergan, Inc. ..........................................      6,200        530
 American Home Products Corp. ............................     62,000      3,623
 Bausch & Lomb, Inc. .....................................      2,200         80
 Baxter International, Inc. ..............................     28,200      1,382
 Becton, Dickinson & Co. .................................     11,700        419
 Biomet, Inc. ............................................      8,550        411
 Boston Scientific Corp. * ...............................     19,100        325
 Bristol-Myers Squibb Co. ................................     91,300      4,775
 C.R. Bard, Inc. .........................................      2,200        125
 Cardinal Health, Inc. ...................................     21,350      1,473
 Chiron Corp. * ..........................................      9,200        469
 Eli Lilly & Co. .........................................     52,700      3,900
 Forest Laboratories, Inc. * .............................      8,500        603
 Guidant Corp. * .........................................     14,700        529
 Johnson & Johnson .......................................    143,378      7,169
 King Pharmaceuticals, Inc. * ............................      8,300        446
 McKesson HBOC, Inc. .....................................     13,233        491
 MedImmune, Inc. * .......................................     10,000        472
 Medtronic, Inc. .........................................     57,500      2,646
 Merck & Co., Inc. .......................................    107,800      6,889
 Millipore Corp. .........................................      1,900        118
 Pfizer, Inc. ............................................    297,175     11,902
 Pharmacia Corp. .........................................     61,805      2,840
 Schering-Plough Corp. ...................................     69,300      2,511
 Stryker Corp. ...........................................      9,000        494
 UnitedHealth Group, Inc. ................................     15,300        945
 Watson Pharmaceuticals, Inc. * ..........................      4,800        296
                                                                         -------
                                                                          59,377
Health Care Services - 0.6%
 Biogen, Inc. * ..........................................      7,100        386
 HCA-The Healthcare Corp. ................................     25,750      1,164
 Healthsouth Corp. * .....................................     19,800        316
 Humana, Inc. * ..........................................      7,200         71
 Manor Care, Inc. * ......................................      4,400        140
 St. Jude Medical, Inc. ..................................      4,200        252
 Tenet Healthcare Corp. * ................................     15,400        794
 Wellpoint Health Networks, Inc. * .......................      3,200        301
                                                                         -------
                                                                           3,424
Household Appliances & Furnishings - 0.1%
 Maytag Corp. ............................................      3,500        102
 Whirlpool Corp. .........................................      3,100        194
                                                                         -------
                                                                             296
Housing - 0.1%
 Centex Corp. ............................................      2,800        114
 Masco Corp. .............................................     21,600        539
 Pulte Corp. .............................................      2,200         94
                                                                         -------
                                                                             747
Insurance - 4.1%
 Aetna US Healthcare, Inc. * .............................      6,700        173
 AFLAC, Inc. .............................................     24,900        784
 Allstate Corp. ..........................................     34,600      1,522
 Ambac Financial Group, Inc. .............................      5,000        291
 American General Corp. ..................................     23,842      1,108
 American International Group, Inc. ......................    109,729      9,437
 Aon Corp. ...............................................     11,900        417
 Chubb Corp. .............................................      8,300        643
 Cigna Corp. .............................................      7,200        690
 Cincinnati Financial Corp. ..............................      7,900        312
 Conseco, Inc. ...........................................     15,391        210
 Hartford Financial Services Group, Inc. .................     11,100        759
 Jefferson-Pilot Corp. ...................................      7,575        366
 John Hancock Financial Services .........................     14,400        580
 Lincoln National Corp. ..................................      9,000        466
 Marsh & McLennan Cos., Inc. .............................     13,100      1,323
 MBIA, Inc. ..............................................      7,100        395
 Metlife, Inc. ...........................................     35,700      1,106
 MGIC Investment Corp. ...................................      4,900        356
 Safeco Corp. ............................................      6,100        180
 St. Paul Cos., Inc. .....................................     10,214        518
 Torchmark, Inc. .........................................      6,300        253
 UnumProvident Corp. .....................................     11,720        376
                                                                         -------
                                                                          22,265
Leisure & Recreation - 0.7%
 Brunswick Corp. .........................................      3,800         91
 Carnival Corp. ..........................................     27,300        838
 Eastman Kodak Co. .......................................     13,300        621
 Harrah's Entertainment, Inc. * ..........................      5,200        183
 Hasbro, Inc. ............................................      7,125        103
 Hilton Hotels Corp. .....................................     17,500        203
 Loews Corp. .............................................      9,200        593
 Mattel, Inc. ............................................     20,900        395
 Sabre Group Holdings, Inc. * ............................      6,274        314
 Starwood Hotels & Resorts Worldwide, Inc. ...............      8,900        332
                                                                         -------
                                                                           3,673
Machinery - 0.4%
 Caterpillar, Inc. .......................................     16,500        826
 Deere & Co. .............................................     10,700        405
 Dover Corp. .............................................      9,500        358
 FMC Corp. * .............................................      1,400         96
 Ingersoll-Rand Co. ......................................      7,800        321
 McDermott International, Inc. ...........................      2,100         25
 Thermo Electron Corp. * .................................      8,600        189
                                                                         -------
                                                                           2,220

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                         Name of Issuer                        Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Media - Publishing - 0.4%
 Dow Jones & Co., Inc. ...................................      4,400    $   263
 Gannett Co., Inc. .......................................     12,300        810
 Knight-Ridder, Inc. .....................................      3,300        196
 Meredith Corp. ..........................................      2,200         79
 New York Times Co. - Cl. A ..............................      7,300        306
 Tribune Co. .............................................     14,265        571
                                                                         -------
                                                                           2,225
Media - TV & Radio - 4.3%
 AOL Time Warner, Inc. * .................................    208,550     11,053
 Clear Channel Communications, Inc. ......................     27,800      1,743
 Comcast Corp. - Cl. A ...................................     44,600      1,936
 McGraw-Hill Cos., Inc. ..................................      9,200        609
 The Walt Disney Co. .....................................     98,500      2,846
 Univision Communications, Inc. -
 Cl. A.* .................................................      9,500        406
 Viacom, Inc. - Cl. B. * .................................     83,562      4,324
                                                                         -------
                                                                          22,917
Metal Production & Fabrication - 0.0%
 Timken Co. ..............................................      2,900         49
 Worthington Industries, Inc. ............................      3,700         50
                                                                         -------
                                                                              99
Metals & Mining - 0.9%
 Alcan Aluminum, Ltd. ....................................     15,000        630
 Alcoa, Inc. .............................................     41,088      1,619
 Inco, Ltd. ..............................................      9,400        162
 Minnesota Mining & Manufacturing Co. ....................     18,800      2,145
 Newmont Mining Corp. ....................................      9,401        175
 Phelps Dodge Corp. ......................................      3,396        141
                                                                         -------
                                                                           4,872
Natural Gas Distribution - 0.5%
 Enron Corp. .............................................     35,500      1,740
 KeySpan Corp. ...........................................      6,400        233
 Nicor, Inc. .............................................      2,000         78
 Peoples Energy Corp. ....................................      1,900         76
 Williams Cos., Inc. .....................................     22,600        745
                                                                         -------
                                                                           2,872
Oil - 1.3%
 Baker Hughes, Inc. ......................................     15,600        522
 ONEOK, Inc. .............................................      2,400         47
 Royal Dutch Petroleum Co. - NY
 Shares ..................................................    100,800      5,874
 Tosco Corp. .............................................      7,100        313
                                                                         -------
                                                                           6,756
Oil & Natural Gas Exploration & Production - 4.8%
 Amerada Hess Corp. ......................................      4,200        340
 Anadarko Petroleum Corp. ................................     11,662        630
 Apache Corp. ............................................      5,700        289
 Burlington Resources, Inc. ..............................     10,510        420
 Chevron Corp. ...........................................     30,400      2,751
 Conoco, Inc. - Cl. B ....................................     29,145        842
 Devon Energy Corp. ......................................      6,000        315
 EOG Resources, Inc. .....................................      5,600        199
 Exxon Mobil Corp. .......................................    162,455     14,191
 Kerr-McGee Corp. ........................................      4,470        296
 Kinder Morgan, Inc. .....................................      5,400        271
 Noble Drilling Corp. * ..................................      6,600        216
 Occidental Petroleum Corp. ..............................     18,200        484
 Phillips Petroleum Co. ..................................     11,900        678
 Rowan Cos., Inc. * ......................................      4,000         89
 Sempra Energy ...........................................      9,704        265
 Sunoco, Inc. ............................................      3,800        139
 Texaco, Inc. ............................................     26,100      1,738
 Transocean Sedco Forex, Inc. ............................     15,236        629
 Unocal Corp. ............................................     11,400        389
 USX-Marathon Group ......................................     14,500        428
                                                                         -------
                                                                          25,599
Oil - Equipment & Service - 0.5%
 Halliburton Co. .........................................     20,600        734
 Nabors Industries, Inc. * ...............................      7,100        264
 Schlumberger, Ltd. ......................................     27,200      1,432
                                                                         -------
                                                                           2,430
Paper & Forest Products - 0.7%
 Boise Cascade Corp. .....................................      2,500         88
 Georgia-Pacific Corp. ...................................     10,526        356
 International Paper Co. .................................     22,467        802
 Kimberly-Clark Corp. ....................................     25,000      1,398
 Louisiana-Pacific Corp. .................................      4,600         54
 Mead Corp. ..............................................      4,400        120
 Potlatch Corp. ..........................................      1,200         41
 Temple-Inland, Inc. .....................................      2,200        117
 Westvaco Corp. ..........................................      4,300        105
 Weyerhaeuser Co. ........................................     10,500        577
 Willamette Industries, Inc. .............................      5,400        267
                                                                         -------
                                                                           3,925
Personal & Commercial Lending - 2.8%
 Capital One Financial Corp. .............................     10,200        612
 Citigroup, Inc. .........................................    236,790     12,512
 Countrywide Credit Industries, Inc. .....................      5,500        252
 MBNA Corp. ..............................................     40,575      1,337
 USA Education, Inc. .....................................      7,900        577
                                                                         -------
                                                                          15,290
Pollution Control - 0.2%
 Allied Waste Industries, Inc. * .........................      8,600        161
 Waste Management, Inc. ..................................     29,057        895
                                                                         -------
                                                                           1,056
Precious Metals/Gems/Stones - 0.1%
 Barrick Gold Corp. ......................................     19,300        292

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                        Name of Issuer                         Shares     Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Precious Metals/Gems/Stones - Continued
 Freeport-McMoRan Copper & Gold, Inc. -
  Cl. B ..................................................      6,300    $    70
 Homestake Mining Co. ....................................     11,100         86
 Placer Dome, Inc. .......................................     14,100        138
                                                                         -------
                                                                             586
Real Estate Development - 0.0%
 KB Home .................................................      2,100         63
Real Estate Investment Trust - 0.1%
 Marriott International, Inc. - Cl. A ....................     11,800        559
Retail - Department Stores - 4.7%
 Bed Bath & Beyond, Inc. * ...............................     13,100        409
 Circuit City Stores, Inc. ...............................      8,700        157
 Dillard's, Inc. - Cl. A .................................      3,600         55
 Federated Department Stores, Inc. * .....................      9,200        391
 Gap, Inc. ...............................................     41,075      1,191
 Harcourt General, Inc. ..................................      3,500        204
 Home Depot, Inc. ........................................    109,650      5,104
 J.C. Penney Co., Inc. ...................................     12,400        327
 K-mart Corp. * ..........................................     22,900        263
 Kohl's Corp. ............................................     15,500        972
 Limited, Inc. ...........................................     20,052        331
 Lowe's Cos., Inc. .......................................     18,200      1,320
 May Department Stores Co. ...............................     13,950        478
 Nordstrom, Inc. .........................................      7,000        130
 Office Depot, Inc. ......................................     12,900        134
 RadioShack Corp. ........................................      8,800        268
 Sears, Roebuck & Co. ....................................     15,500        656
 Staples, Inc. * .........................................     20,750        332
 Target Corp. ............................................     42,600      1,474
 Tiffany & Co. ...........................................      6,900        250
 TJX Cos., Inc. ..........................................     13,400        427
 Toys "R" Us, Inc. * .....................................      9,300        230
 Wal-Mart Stores, Inc. ...................................    210,400     10,268
                                                                         -------
                                                                          25,371
Retail - Drug Stores - 0.4%
 CVS Corp. ...............................................     18,300        706
 Longs Drug Stores Corp. .................................      1,900         41
 Walgreen Co. ............................................     48,200      1,646
                                                                         -------
                                                                           2,393
Retail - Food - 1.0%
 Albertson's, Inc. .......................................     19,177        575
 Darden Restaurants, Inc. ................................      5,300        148
 McDonald's Corp. ........................................     61,800      1,672
 Safeway, Inc. * .........................................     24,200      1,162
 Starbucks Corp. * .......................................     17,400        400
 The Kroger Co. * ........................................     39,200        980
 Tricon Global Restaurants, Inc. * .......................      7,050        310
 Wendy's International, Inc. .............................      4,900        125
 Winn-Dixie Stores, Inc. .................................      6,700        175
                                                                         -------
                                                                           5,547

Retailers - Broadline - 0.0%
 Big Lots, Inc. ..........................................      5,300         73
Shoe & Apparel Manufacturing - 0.2%
 Liz Claiborne, Inc. .....................................      2,300        116
 Nike, Inc. - Cl. B ......................................     12,400        520
 Reebok International, Ltd. ..............................      2,400         77
 V.F. Corp. ..............................................      5,800        211
                                                                         -------
                                                                             924
Steel - 0.1%
 Allegheny Technologies, Inc. ............................      3,750         68
 Nucor Corp. .............................................      3,600        176
 USX-U.S. Steel Group, Inc. ..............................      3,800         76
                                                                         -------
                                                                             320
Telecommunication Equipment - 1.6%
 ADC Telecommunications, Inc. * ..........................     36,700        242
 Andrew Corp. * ..........................................      3,450         64
 Comverse Technology, Inc. ...............................      7,700        440
 JDS Uniphase Corp. * ....................................     60,900        761
 Linear Technology Corp. .................................     14,800        654
 Lucent Technologies, Inc. ...............................    161,925      1,004
 Micron Technology, Inc. .................................     27,700      1,139
 Nortel Networks Corp. ...................................    151,000      1,373
 Qualcomm, Inc. * ........................................     36,100      2,111
 Scientific-Atlanta, Inc. ................................      7,400        300
 Symbol Technologies, Inc. ...............................     10,300        229
 Tellabs, Inc. * .........................................     19,200        372
                                                                         -------
                                                                           8,689
Telecommunication Services - 2.1%
 Avaya , Inc. * ..........................................     14,102        193
 Citizens Communications Co. .............................     14,400        173
 Global Crossing, Ltd. * .................................     41,490        358
 Nextel Communications, Inc. - Cl. A. * ..................     36,700        642
 Sprint PCS (PCS Group). * ...............................     43,500      1,051
 Verizon Communications ..................................    127,174      6,804
 WorldCom, Inc. * ........................................    136,477      1,938
                                                                         -------
                                                                          11,159
Telephone - 3.4%
 Alltel Corp. ............................................     14,600        894
 AT&T Corp. ..............................................    161,707      3,558
 BellSouth Corp. .........................................     88,600      3,568
 CenturyTel, Inc. ........................................      7,100        215
 Constellation Energy Group ..............................      7,500        319
 Qwest Communications International, Inc. ................     78,462      2,501
 SBC Communications, Inc. ................................    158,297      6,341
 Sprint Corp. ............................................     42,400        906
                                                                         -------
                                                                          18,302
Transportation Services - 0.7%
 AMR Corp. * .............................................      7,500        271
 Burlington Northern Santa Fe Corp. ......................     18,900        570

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
EQUITY INDEX FUND


                                                                         Market
                      Name of Issuer                          Shares      Value
                                                                         (000's)
COMMON STOCK - CONTINUED
Transportation Services - Continued
 CSX Corp. ...............................................     9,900     $  359
 Delta Air Lines, Inc. ...................................     5,800        256
 Fedex Corp. * ...........................................    14,300        575
 Norfolk Southern Corp. ..................................    18,000        372
 Ryder System, Inc. ......................................     2,600         51
 Southwest Airlines Co. ..................................    35,250        652
 U.S. Airways Group, Inc. * ..............................     2,900         70
 Union Pacific Corp. .....................................    11,600        637
                                                                        -------
                                                                          3,813
U.S. Government Agencies - 1.2%
 Federal Home Loan Mortgage Corp. ........................    33,000      2,310
 Federal National Mortgage Assoc .........................    46,900      3,994
                                                                        -------
                                                                          6,304
                                                                        -------
                       TOTAL COMMON STOCK- ...............      96.5%   520,278
                                                                        -------
                                                               Par
                                                              Value
                                                             (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account
 3.97% due 07/02/01 ......................................  $ 17,751     17,751
U.S. Treasury Bills
 3.435% due 09/13/01# ....................................     1,245      1,236
                                                            --------   --------
                          TOTAL SHORT-TERM
                              INVESTMENTS- ...............       3.5%    18,987
                                                            --------   --------
                        TOTAL INVESTMENTS- ...............     100.0%   539,265
          Other Assets & Liabilities, Net- ...............      (0.0)%     (118)
                                                            --------   --------
                               NET ASSETS- ...............     100.0%  $539,147
                                                            ========   ========

* Non-income producing security.
# All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.
See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                 Par     Market
                      Name of Issuer                            Value     Value
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS
Aerospace & Defense - 1.6%
 Argo-Tech Corp.
 8.625% due 10/01/07 .....................................        415    $   371
 K&F Industries, Inc. - Sr. Sub. Notes
 9.25% due 10/15/07 ......................................        225        232
                                                                         -------
                                                                             603
Asset Backed - 0.4%
 Hayes Lemmerz International , Inc.
     Sr. Notes 144A
 11.875% due 06/15/06 ....................................        150        148
Auto & Truck Parts - 5.0%
 Accuride Corp. - Sr. Sub. Notes
 9.25% due 02/01/08 ......................................        375        248
 Delco Remy International, Inc.
 10.625% due 08/01/06 ....................................        195        198
 Delco Remy International, Inc. - Sr Notes
 8.625% due 12/15/07 .....................................         50         49
 Dura Operating Corp.
 9.0% due 05/01/09 .......................................        235        217
 Federal Mogul Corp.
 7.5% due 01/15/09 .......................................        750         90
 Federal Mogul Corp. - Sr. Notes
 8.8% due 04/15/07 .......................................        100         13
 Hayes Lemmerz International, Inc.
 9.125% due 07/15/07 .....................................        575        431
 Hayes Lemmerz International, Inc. - Ser. B
 9.125% due 07/15/07 .....................................          5          4
 LDM Technologies, Inc.
 10.75% due 01/15/07 .....................................        135         81
 Lear Corp. - Ser. B
 7.96% due 05/15/05 ......................................        140        141
 8.11% due 05/15/09 ......................................        300        298
 Lear Corp. - Sub. Notes
 9.5% due 07/15/06 .......................................        100        104
 Numatics, Inc. - Ser. B
 9.625% due 04/01/08 .....................................        100         63
                                                                         -------
                                                                           1,937
Automobile - 0.5%
 Navistar International Corp.- Sr Notes 144A
 9.375% due 06/01/06 .....................................         35         35
 Navistar International - Sr. Sub Notes Ser. B
 8.0% due 02/01/08 .......................................        150        140
                                                                         -------
                                                                             175
Bank - 0.3%
 Western Financial Bank - Sub.
 8.875% due 08/01/07 .....................................        125        118
Business Services - 0.2%
 Express Scripts, Inc. - Sr. Notes
 9.625% due 06/15/09 .....................................         80         87

Chemical - 3.5%
 Acetex Corp. - Sr. Notes
 9.75% due 10/01/03 ......................................        120        120
 Georgia Gulf Corp.
 10.375% due 11/01/07 ....................................        400        400
 Lyondell Chemical Co.
 9.875% due 05/01/07 .....................................        345        345
 Lyondell Chemical Co. - Debs
 9.8% due 02/01/20 .......................................        110        107
 Lyondell Chemical Co. - Sec. Notes Ser. A
 9.625% due 05/01/07 .....................................        100        100
 PCI Chemicals Canada, Inc.
 9.25% due 10/15/07 ......................................         90         43
 PMD Group, Inc. 144A
 11.0% due 02/28/11 ......................................         15         15
 Sterling Chemicals, Inc. - Ser. B
 12.375% due 07/15/06 ....................................        125        103
 Texas Petrochemical Corp. - Sr. Sub.
  Notes
 11.125% due 07/01/06 ....................................        150        133
                                                                         -------
                                                                           1,366
Chemicals - 0.2%
 Hexcel Corp. Sr. Sub Notes 144A
 9.75% due 01/15/09 ......................................         85         82
Coal - 0.7%
 P&L Coal Holdings Corp.
 9.625% due 05/15/08 .....................................        242        254
Commercial Services - 3.1%
 Allied Waste North America
 10.0% due 08/01/09 ......................................        450        464
 American Color Graphics, Inc.
 12.75% due 08/01/05 .....................................        250        245
 Pierce Leahy Command Co.
 8.125% due 05/15/08 .....................................         75         75
 Pierce Leahy Corp. - Sr. Sub. Notes
 9.125% due 07/15/07 .....................................        220        222
 Waste Management, Inc.
 6.875% due 05/15/09 .....................................        200        194
                                                                         -------
                                                                           1,200
Computer Equipment - 0.5%
 Seagate Technology, Inc. 144A
 12.5% due 11/15/07 ......................................        210        208
Computer Software & Services - 1.2%
 Concentric Network Corp. - Sr. Notes
 12.75% due 12/15/07 .....................................        150         51
 Exodus Communications, Inc.
 10.75% due 12/15/09 .....................................        300        102
 Exodus Communications, Inc. - Sr Notes
 11.25% due 07/01/08 .....................................        150         52
 11.625% due 07/15/10 ....................................        650        231
 PSINet, Inc. - Sr. Notes
 10.0% due 02/15/05 ......................................        200         13

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                 Par     Market
                       Name of Issuer                           Value     Value
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Computer Software & Services - Continued
 PSINet, Inc. - Sr. Notes
 11.0% due 08/01/09 ......................................         50    $     3
 11.5% due 11/01/08 ......................................        375         24
                                                                         -------
                                                                             476
Construction - 0.4%
 Beazer Homes USA , Inc. - Sr. Notes
 8.625% due 05/15/11 .....................................        115        116
 Kansas City Southern Railway Co.
 9.5% due 10/01/08 .......................................         25         26
                                                                         -------
                                                                             142
Consumer Miscellaneous - 2.0%
 Hasbro, Inc. - Notes
 7.95% due 03/15/03 ......................................         83         80
 8.5% due 03/15/06 .......................................         34         33
 Lin Holdings Corp. - Sr. Disc. Notes
 1.0% due 03/01/08 .......................................        750        579
 Resolution Performance Products - Sr. Sub Notes
 13.5% due 11/15/10 ......................................         65         70
                                                                         -------
                                                                             762
Container - 3.8%
 BWAY Corp. - Ser. B
 10.25% due 04/15/07 .....................................        175        166
 Crown Cork & Seal Co., Inc. - Notes
 8.375% due 01/15/05 .....................................        175         72
 Gaylord Container Corp. - Sr. Notes Ser. B
 9.375% due 06/15/07 .....................................        645        407
 Owens-Illinois Inc.
 7.85% due 05/15/04 ......................................        165        130
 Owens-Ilinois, Inc. - Debs
 7.5% due 05/15/10 .......................................        210        149
 Stone Container Corp.
 9.75% due 02/01/11 ......................................        350        356
 Stone Container Corp. - Sr. Notes 144A
 9.25% due 02/01/08 ......................................        200        203
                                                                         -------
                                                                           1,483
Diversified Operations - 1.0%
 Consumers International - Sr. Notes
 10.25% due 04/01/05 .....................................        350        112
 Pacifica Papers, Inc. - Sr. Notes
 10.0% due 03/15/09 ......................................         50         53
 Roller Bearing Co. America, Inc. - Ser. B
 9.625% due 06/15/07 .....................................         30         28
 SCG Holdings Corp.
 12.0% due 08/01/09 ......................................        229        144
 Westinghouse Air Brake Co. - Sr Notes
 9.375% due 06/15/05 .....................................         45         45
                                                                         -------
                                                                             382
Electric Power - 3.9%
 AES Corp. - Sr. Notes
 8.875% due 02/15/11 .....................................        485        473
 Calpine Corp. - Sr. Notes
 8.5% due 02/15/11 .......................................        600        577
 8.625% due 08/15/10 .....................................        100         97
 CMS Energy Corp. Sr. Notes
 7.5% due 01/15/09 .......................................        200        186
 Western Resources, Inc.
 7.125% due 08/01/09 .....................................         15         14
 Western Resources, Inc. - Sr. Notes
 6.875% due 08/01/04 .....................................        180        172
                                                                         -------
                                                                           1,519
Electrical Equipment - 2.0%
 Amkor Technologies, Inc.
 9.25% due 05/01/06 ......................................         50         48
 9.25% due 02/15/08 ......................................        475        446
 Amkor Technologies, Inc. - Sr. Sub Notes
 10.5% due 05/01/09 ......................................        175        165
 Wesco Distribution, Inc. - Ser. B
 9.125% due 06/01/08 .....................................        100         95
                                                                         -------
                                                                             754
Electronic Products & Services - 0.3%
 ViaSystems, Inc. Sr. Sub Notes Ser B
 9.75% due 06/01/07 ......................................        230        115
Financial Services - 0.6%
 AMSC Acquisition Co., Inc. - Ser. B
 12.25% due 03/31/08 .....................................         50         13
 Tembec Finance Corp. - Sr. Notes
 9.875% due 09/30/05 .....................................        195        201
                                                                         -------
                                                                             214
Food, Beverage & Tobacco - 2.0%
 Aurora Foods, Inc. - Sr. Sub Notes
 9.875% due 02/15/07 .....................................        230       1202
 8.75% due 07/01/08 ......................................         75         62
 Azurix Corp.
 10.75% due 02/15/10 .....................................        145        146
 Nash-Finch Co. - Ser. B
 8.5% due 05/01/08 .......................................        225        213
 New World Pasta Co.
 9.25% due 02/15/09 ......................................        225        148
                                                                         -------
                                                                             771
Health Care Products - 4.8%
 Alaris Medical Systems, Inc.
 9.75% due 12/01/06 ......................................        850        595
 Alaris Medical, Inc. - Sr. Disc Notes
 1.0% due 08/01/08 .......................................        150         38
 Bergen Brunswig Corp.
 7.375% due 01/15/03 .....................................        250        249
 Conmed Corp.
 9.0% due 03/15/08 .......................................        340        333

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                 Par      Market
                        Name of Issuer                          Value     Value
                                                               (000's)   (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Health Care Products - Continued
 Mediq, Inc.
 11.0% due 06/01/08 ......................................     $  125    $     1
 Owens & Minor, Inc.
 10.875% due 06/01/06 ....................................        131        138
 Owens Illinois, Inc.
 7.15% due 05/15/05 ......................................        315        233
 Packard Bioscience, Co. - Sr. Sub Notes
 9.375% due 03/01/07 .....................................        125        118
 Warner Chilcott, Inc.
 12.625% due 02/15/08 ....................................        125        138
                                                                         -------
                                                                           1,843
Health Care Services - 3.3%
 Beverly Enterprises, Inc.
 9.0% due 02/15/06 .......................................        410        419
 9.625% due 04/15/09 .....................................        130        133
 Bio-Rad Laboratories, Inc.
 11.625% due 02/15/07 ....................................        107        116
 Fisher Scientific International, Inc. - Sr. Sub Notes
 9.0% due 02/01/08 .......................................        125        124
 HCA-The Healthcare Corp. - Notes
 8.75% due 09/01/10 ......................................         65         69
 Manor Care, Inc. - Sr. Notes 144A
 8.0% due 03/01/08 .......................................         25         25
 Omnicare, Inc. - Sr. Sub Notes 144A
 8.125% due 03/15/11 .....................................         50         52
 Tenet Healthcare Corp. - Sr. Sub Notes
 8.125% due 12/01/08 .....................................         75         77
 8.625% due 01/15/07 .....................................         50         52
 Triad Hospitals
 8.75% due 05/01/09 ......................................         50         51
 Universal Hospital Services - Sr Notes
 10.25% due 03/01/08 .....................................        150        136
                                                                         -------
                                                                           1,254
Household Appliances / Furnishings - 0.4%
 Mattress Discounters Corp.
 12.625% due 07/15/07 ....................................         75         23
 Sealy Mattress Co. - Ser. B
 0.0% due 12/15/07 .......................................        175        143
                                                                         -------
                                                                             166
Housing - 2.3%
 American Standard Cos., Inc.
 7.625% due 02/15/10 .....................................         85         84
 Grove Worldwide LLC - Sr. Sub. Notes
 9.25% due 05/01/08 ......................................         85          1
 KB Home - Sr. Sub Notes
 9.5% due 02/15/11 .......................................        280        281
 Standard Pacific Corp. - Sr. Notes
 8.5% due 06/15/07 .......................................        110        108
 8.5% due 04/01/09 .......................................        220        216
 Standard Pacific Corp. - Sr. Notes
 9.5% due 09/15/10 .......................................        200        201
                                                                         -------
                                                                             891
Industrial Tech - div - 0.7%
 Conseco, Inc. - Sr. Notes
 10.75% due 06/15/08 .....................................        265        260
Leisure & Recreation - 4.9%
 Ackerley Group, Inc. - Sr. Sub Notes Ser. B
 9.0% due 01/15/09 .......................................        400        350
 AMC Entertainment, Inc. - Sr. Sub. Notes
 9.5% due 03/15/09 .......................................         50         46
 9.5% due 02/01/11 .......................................        375        334
 John Q. Hammons Hotels
 8.875% due 02/15/04 .....................................        425        420
 Physician Sales & Service, Inc.
 8.5% due 10/01/07 .......................................        230        214
 Station Casinos, Inc. - Sr. Sub Notes
 8.875% due 12/01/08 .....................................        150        151
 9.875% due 07/01/10 .....................................        100        103
 True Temper Sports, Inc. - Sr. Sub. Notes
 10.875% due 12/01/08 ....................................        275        280
                                                                         -------
                                                                           1,898
Machinery - 0.4%
 Anthony Crane Rental - Sr. Notes
 10.375% due 08/01/08 ....................................        300        155
Media - Publishing - 0.3%
 Sun Media Corp. - Sr. Sub. Notes
 9.5% due 05/15/07 .......................................        135        134
Media - TV & Radio - 11.9%
 Adelphia Communications Corp.
 9.375% due 11/15/09 .....................................         50         48
 9.875% due 03/01/07 .....................................        100         99
 Allbritton Communications Co. - Sr Sub. Debs. Ser. B
 9.75% due 11/30/07 ......................................         50         51
 Cablevision SA - Bonds
 13.75% due 05/01/09 .....................................         60         42
 Century Communications Corp. - Cl. A
 8.875% due 01/15/07 .....................................         75         71
 Century Communications Corp. - Sr Disc. Notes
 0.0% due 01/15/08 .......................................        650        299
 Charter Communications Holdings LLC - Sr. Notes
 10.75% due 10/01/09 .....................................        100        105
 Charter Communications Holdings LLC - Sr. Notes 144A
 10.0% due 05/15/11 ......................................        100        101

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                Par      Market
                       Name of Issuer                          Value      Value
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Media - TV Continued
 Charter Communications Holdings, LLC - Sr. Notes
 8.625% due 04/01/09 .....................................    $   525    $   499
 Classic Cable, Inc.
 10.5% due 03/01/10 ......................................        560        162
 Classic Cable, Inc. - Ser. B
 9.375% due 08/01/09 .....................................         20          6
 CSC Holdings, Inc. - Sr. Notes 144A
 7.625% due 04/01/11 .....................................        100         95
 EchoStar DBS Corp. - Sr. Notes
 9.375% due 02/01/09 .....................................        675        673
 Frontiervision Holding L.P. - Sr Disc. Notes
 1.0% due 09/15/07 .......................................        200        207
 Granite Broadcassting Corp. - Sr Sub. Notes
 8.875% due 05/15/08 .....................................        175        122
 Insight Communications Company, Inc. - Sr. Notes 144A
 0.0% due 02/15/11 .......................................        350        199
 Mediacom Broadband LLC  - Sr. Notes 144A
 11.0% due 07/15/13 ......................................        200        203
 Quebecor Media, Inc. -  Sr. Disc Notes 144A
 0.0% due 07/15/11 .......................................        680        349
 Rogers Communications
 8.875% due 07/15/07 .....................................        200        200
 Telewest Communications - Sr. Notes
 9.875% due 02/01/10 .....................................        650        543
 Time Warner Telecom, Inc.
 10.125% due 02/01/11 ....................................        370        337
 United Pan Europe Communications - Sr. Notes Ser. B
 11.25% due 02/01/10 .....................................        175         63
 11.5% due 02/01/10 ......................................        125         45
 Young Broadcasting, Inc.
 8.75% due 06/15/07 ......................................         50         46
                                                                         -------
                                                                           4,565
Metal Production & Fabrication - 0.3%
 Century Aluminum Co. - Ser. 144A
 11.75% due 04/15/08 .....................................         95         99
Metals & Mining - 0.1%
 Neenah Corp. - Ser. F
 11.125% due 05/01/07 ....................................         40         21
 Neenah Corp. - Sr. Sub. Notes
 11.125% due 05/01/07 ....................................         10          6
                                                                         -------
                                                                              27
Natural Gas Distribution - 1.2%
 Energy Corp. of America - Sr. Sub. Notes
 9.5% due 05/15/07 .......................................        550        445
Oil & Natural Gas Exploration & Production - 2.0%
 Costilla Energy, Inc. - Sr. Notes
 10.25% due 10/01/06 .....................................         68
 Plains Resources, Inc.
 10.25% due 03/15/06 .....................................        200        206
 Plains Resources, Inc. - Sr. Sub Notes
 10.25% due 03/15/06 .....................................        175        180
 Pride International, Inc. - Sr Notes
 9.375% due 05/01/07 .....................................        100        106
 10.0% due 06/01/09 ......................................        100        111
 Texas Petrochemical Corp. - Sr. Sub. Notes
 11.125% due 07/01/06 ....................................        175        156
                                                                         -------
                                                                             759
Oil - Equipment & Service - 0.3%
 ICO, Inc. - Sr. Notes
 10.375% due 06/01/07 ....................................         50         50
 Pioneer Natural Resources Co.
 9.625% due 04/01/10 .....................................         45         50
                                                                         -------
                                                                             100
Paper & Forest Products - 2.3%
 Caraustar Industries, Inc. - Sr. Sub Notes - Ser. 144A
 9.875% due 04/01/11 .....................................        300        282
 Doman Industries, Ltd.
 12.0% due 07/01/04 ......................................         75         77
 Doman Industries, Ltd. - Sr. Notes
 8.75% due 03/15/04 ......................................        275        165
 Millar Western Forest Products, Ltd - Sr. Notes
 9.875% due 05/15/08 .....................................        200        188
 Paperboard Industries International, Inc. - Sr. Notes
 8.375% due 09/15/07 .....................................        185        167
 Tembec Indiana , Inc. - Sr. Notes
 8.5% due 02/01/11 .......................................         15         15
                                                                         -------
                                                                             894
Pollution Control - 0.6%
 Allied Waste North America
 7.625% due 01/01/06 .....................................        250        247
Real Estate Development - 0.3%
 D.R. Horton, Inc.
 8.0% due 02/01/09 .......................................         60         58
 Del Webb Corp. - Sr. Sub. Debs ..........................
 10.25% due 02/15/10 .....................................         75         77
                                                                         -------
                                                                             135
Real Estate Operations - 0.1%
 The IT Group, Inc.
 11.25% due 04/01/09 .....................................         40         37
Retail - Department Stores - 0.3%
 J.C. Penney Co., Inc.
 7.6% due 04/01/07 .......................................         50         47

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                Par      Market
                     Name of Issuer                            Value      Value
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Retail - Department Stores - Continued
 J.C. Penney Co., Inc. Notes
 7.375% due 08/15/08 .....................................    $    85    $    76
                                                                         -------
                                                                             123
Retail - Drug Stores - 1.3%
 Duane Reade, Inc. - Sr. Sub. Notes
 9.25% due 02/15/08 ......................................        500        490
Retail - Food - 0.1%
 Stater Bros. Holdings, Inc. - Sr Notes
 10.75% due 08/15/06 .....................................         55         52
Retailers - Food & Drug - 1.2%
 Rite Aid Corp. - Notes
 7.125% due 01/15/07 .....................................        300        250
 Rite Aid Corp. -  Sr. Notes 144A
 11.25% due 07/01/08 .....................................        200        200
                                                                         -------
                                                                             450
Shoe & Apparel Manufacturing - 1.4%
 Levi Strauss & Co.
 11.625% due 01/15/08 ....................................        225        203
 Levi Strauss & Co. - Notes
 7.0% due 11/01/06 .......................................        260        195
 WestPoint Stevens, Inc. - Sr. Notes
 7.875% due 06/15/08 .....................................        350        128
                                                                         -------
                                                                             526
Steel - 2.3%
 AK Steel Corp.
 7.875% due 02/15/09 .....................................        400        392
 AK Steel Corp. - Sr. Notes
 9.125% due 12/15/06 .....................................        100        103
 Algoma Steel, Inc.
 12.375% due 07/15/05 ....................................        300         60
 Armco, Inc. - Sr. Notes
 9.0% due 09/15/07 .......................................         75         74
 Bayou Steel Corp.
 9.5% due 05/15/08 .......................................         10          6
 National Steel Corp.
 9.875% due 03/01/09 .....................................        320        125
 Weirton Steel Corp. - Sr. Notes
 11.375% due 07/01/04 ....................................        375        113
                                                                         -------
                                                                             873
Telecommunication Equipment - 3.1%
 Fairchild Semiconductor Corp.
 10.375% due 10/01/07 ....................................         35         34
 Fairchild Semiconductor Corp. - Sr Sub. Notes
 10.125% due 03/15/07 ....................................        400        384
 10.5% due 02/01/09 ......................................        200        193
 L-3 Communications Corp. - Sr. Sub. Notes
 8.5% due 05/15/08 .......................................         35         36
 Nextel Communications, Inc. - Sr Notes
 9.375% due 11/15/09 .....................................        350        276
 NTL, Inc. - Sr. Notes
 10.0% due 02/15/07 ......................................        100         68
 Satelites Mexicanos SA - Sr. Notes
 10.125% due 11/01/04 ....................................        125         85
 Williams Communications Group, Inc. - Sr. Notes
 10.875% due 10/01/09 ....................................        250        103
 Winstar Communications, Inc. - Sr Notes
 12.75% due 04/15/10 .....................................        150          2
                                                                         -------
                                                                           1,181
Telecommunication Services - 12.6%
 BTI Telecom Corp. - Sr. Notes
 10.5% due 09/15/07 ......................................        100         20
 Crown Castle International Corp. - Sr. Disc. Notes
 1.0% due 11/15/07 .......................................        250        192
 Flag Telecom Holdings,  Ltd. - Sr Notes
 11.625% due 03/30/10 ....................................        200        136
 Fonda Group, Inc. - Sr. Sub Notes
 9.5% due 03/01/07 .......................................        125        101
 GCI, Inc. - Sr. Notes
 9.75% due 08/01/07 ......................................        575        562
 Global Crossing Holdings, Ltd.
 9.125% due 11/15/06 .....................................        450        354
 Global Crossing Holdings, Ltd. - Sr Sub Notes 144A
 8.7% due 08/01/07 .......................................        300        229
 GST Telecommunications, Inc. - Sr Sub Notes
 12.75% due 11/15/07 .....................................         50
 GT Group Telecom - Sr. Disc. Notes
 0.0% due 02/01/10 .......................................        630        208
 Hyperion Telecommunications, Inc. - Sr. Disc. Notes
 13.0% due 04/15/03 ......................................        250        188
 Hyperion Telecommunications, Inc. - Sr. Notes
 12.25% due 09/01/04 .....................................        190        156
 Insight Midwest LP
 9.75% due 10/01/09 ......................................        235        241
 Insight Midwest LP - Sr. Notes 144A
 10.5% due 11/01/10 ......................................         40         42
 KMC Telecom Holdings, Inc. - Sr Disc. Notes
 1.0% due 02/15/08 .......................................        275         25
 Level 3 Communications, Inc.
 11.25% due 03/15/10 .....................................        200         86
 Level 3 Communications, Inc. - Sr Notes
 9.125% due 05/01/08 .....................................        230         97
 McLeodUSA, Inc.
 8.125% due 02/15/09 .....................................        175         95
 McLeodUSA, Inc. - Sr. Notes
 8.375% due 03/15/08 .....................................        380        209

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND


                                                                Par      Market
                         Name of Issuer                        Value      Value
                                                              (000's)    (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Telecommunication Services - Continued
 McLeodUSA, Inc. - Sr. Notes
 9.5% due 11/01/08 .......................................    $    55    $   32
 Nextel Communications, Inc. - Sr. Disc. Notes
 1.0% due 10/31/07 .......................................        650       422
 NTL Communications Corp. - Sr. Notes
 1.0% due 10/01/08 .......................................        615       271
 RCN Corp.
 0.0% due 10/15/07 .......................................         50        13
 10.0% due 10/15/07 ......................................        200        84
 RCN Corp. - Sr. Disc. Notes
 1.0% due 07/01/08 .......................................        425       111
 Rogers Cantel, Inc. Sr. Sec. Debs
 9.375% due 06/01/08 .....................................        225       223
 Rogers Wireless, Inc.
 9.625% due 05/01/11 .....................................        175       175
 Telecommunications Techniques Co.
 9.75% due 05/15/08 ......................................        240       204
 Time Warner Telecom Llc - Sr. Notes
 9.75% due 07/15/08 ......................................        395       355
                                                                         ------
                                                                          4,831
Telephone - 0.4%
 ITC DeltaCom, Inc. - Sr. Notes
 8.875% due 03/01/08 .....................................        125        71
 9.75% due 11/15/08 ......................................         75        46
 Nextlink Communications, Inc. - Sr Disc. Notes
 1.0% due 04/15/08 .......................................        300        48
                                                                         ------
                                                                            165
Transportation Services - 1.7%
 Air Canada, Inc. - Sr. Notes - Ser 144A
 10.25% due 03/15/11 .....................................        555       508
 Dunlop Standard Aero Holdings - Sr Notes
 11.875% due 05/15/09 ....................................        150       158
                                                                         ------
                                                                            666
                                                                         ------
         TOTAL PUBLICLY-TRADED-BONDS- ....................       93.8%   36,062
                                                                         ------

                                                               Shares
COMMON STOCK
Food, Beverage & Tobacco - 0.0%
 Aurora Foods, Inc. ......................................      2,213        11
                                                                         ------
                                       TOTAL COMMON STOCK-        0.0%       11
                                                                         ------

PREFERRED STOCK
Media - Publishing - 0.3%
 Primedia, Inc. ..........................................      1,250        97
Telecommunication Services - 0.0%
 XO Communications, Inc. .................................        136         8
                                                                         ------
                                    TOTAL PREFERRED STOCK-        0.3%      105


                                                                        Market
                       Name of Issuer                          Shares    Value
                                                                        (000's)
WARRANTS
Household Appliances / Furnishings - 0.0%
 Mattress Discounters Corp.
 expires 07/15/07 ......................................           75   $     0
Telecommunication Services - 0.0%
 GT Group Telecom, Inc.
 expires 02/01/10 ......................................          180         5
 KMC Telecom Holdings, Inc. - WT 144A
 expires 04/15/08 ......................................          250         1
                                                                         ------
                                         TOTAL WARRANTS-          0.0%        6
                                                                         ------
                                                               Par
                                                              Value
                                                             (000's)
SHORT-TERM INVESTMENTS - 4.0%
 Investment in joint trading account
  3.97% due 07/02/01 ...................................      $1,554       1,554
                                                              ------     -------
                                      TOTAL INVESTMENTS-        98.1%     37,738
                        Other Assets & Liabilities, Net-         1.9%        725
                                                              ------     -------
                                             NET ASSETS-       100.0%    $38,463
                                                              ======     =======

144/ Pursuant to Rule 144A under the Securities Act of 1993, these securities may be resold in transactions exempt from registration, normal/to qualified institutional buyers. At June 30, 2001, securities aggregated $3,021 or 7.8% of net assets of the Fund.

See notes to financial statements.

SCHEDULE OF INVESTMENTS
(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BOND FUND


                                                              Par        Market
           Name of Issuer                                    Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS

Australia - 0.9%
 Commonwealth of Australia - Bonds
  (GOVF)
 7.5% due 07/15/05 .................................         1,000       $   542
Canada - 0.9%
 Government of Canada - Bonds (GOVF)
 7.0% due 12/01/06 .................................           500           348
 Tellus Corp.  (TELS)
 7.5% due 06/01/06 .................................           250           165
                                                                         -------
                                                                             513
Denmark - 2.2%
 Danske Kredit  (LEND)
 6.0% due 10/01/29 .................................         5,932           645
 Kingdom of Denmark -
  Bullet Bond (GOVF)
 8.0% due 03/15/06 .................................         5,080           649
                                                                         -------
                                                                           1,294
Finland - 4.6%
 Republic of Finland - Bonds (GOVF)
 5.75% due 02/23/11 ................................         3,050         2,662

France - 4.6%
 Government of France - Bonds (GOVF)
 5.25% due 04/25/08 ................................         1,580         1,362
 Government of France - O.A.T. (GOVF)
 5.5% due 04/25/07 .................................         1,490         1,308
                                                                         -------
                                                                           2,670
Germany - 16.9%
 Bayer Hypo Vereins (BANK)
 5.0% due 04/02/08 .................................         1,000           835
 Bundesrepublic Deutschland - Bonds
  (GOVF)
 6.75% due 04/22/03 ................................         2,500         2,200
 Federal Republic of Germany - Bonds
  (GOVF)
 5.25% due 01/04/08 ................................         3,750         3,241
 5.25% due 01/04/11 ................................           750           643
 6.875% due 05/12/05 ...............................         2,350         2,146
 Kredit Fur Wiederaufbau  (BANK)
 5.0% due 07/04/11 .................................           900           740
                                                                         -------
                                                                           9,805
Greece - 1.6%
 Hellenic Republic - Bonds (GOVF)
 8.6% due 03/26/08 .................................           646           650
 8.8% due 06/19/07 .................................           293           294
                                                                         -------
                                                                             944
Ireland - 1.0%
 Republic of Ireland - Debs. (GOVF)
 4.0% due 04/18/10 .................................           750           578

Japan - 6.3%
 Government of Japan - Bonds (GOVF)
 0.9% due 12/22/08 .................................       370,000         2,987
 1.8% due 03/22/10 .................................        80,000           686
                                                                         -------
                                                                           3,673
Luxembourg - 1.5%
 KFW International Finance, Inc.
  (GOVF)
 1.75% due 03/23/10 ................................       100,000           862

Netherlands - 4.9%
 Government of Netherlands - Bonds
  (GOVF)
 6.5% due 04/15/03 .................................         1,500         1,316
 Kingdom of Netherlands (GOVF)
 5.5% due 07/15/10 .................................         1,780         1,538
                                                                         -------
                                                                           2,854
New Zealand - 0.7%
 Government of New Zealand - Bonds
  (GOVF)
 8.0% due 11/15/06 .................................         1,000           430

Norway - 0.9%
 Norwegian Government - Bonds (GOVF)
 6.75% due 01/15/07 ................................         5,000           534

Spain - 1.5%
 Kingdom of Spain (GOVF)
 4.0% due 01/31/10 .................................         1,150           887

Supra National - 16.1%
 Asian Development Bank (BANK)
 5.625% due 02/18/02 ...............................       150,000         1,244
 Bank of Ireland (BANK)
 6.45% due 02/10/10 ................................         1,000           861
 BAT International Finance (FOOD)
 4.875% due 02/25/09 ...............................           600           466
 British Telecommunications
  PLC (GOVF)
 6.875% due 02/15/11 ...............................         1,120           959
 European Investment Bank - Notes (GOVF)
 3.0% due 09/20/06 .................................       230,000         2,091
 FIixed Link Finance BV  (FINL)
 6.3% due 08/28/25 .................................           250           352
  International-American Development Bank -
  Bonds (BANK)
 1.9% due 07/08/09 .................................       100,000           873
 Kingdom of Spain - Notes (GOVF)
 3.1% due 09/20/06 .................................       120,000         1,098

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BOND FUND


                                                              Par        Market
           Name of Issuer                                    Value        Value
                                                            (000's)      (000's)
PUBLICLY-TRADED BONDS - CONTINUED
Supra National - Continued
 Mannesman Finance BV (MACH)
 4.75% due 05/27/09 .................................          750       $   581
 Royal Bank of Scotland PLC  (BANK)
 8.375% due 01/29/07 ................................          300           459
 Standard Charter Bank (BANK)
 5.375% due 05/06/09 ................................          450           355
                                                                         -------
                                                                           9,339
Sweden - 0.8%
 Swedish Government (GOVF)
 5.0% due 01/28/09 ..................................        5,200           468
United Kingdom - 3.7%
 Treasury  (GOVF)
 8.0% due 12/07/15 ..................................          540           968
 U.K. Treasury  (GOVF)
 7.25% due 12/07/07 .................................          555           856
 U.K. Treasury - Bonds (GOVF)
 8.5% due 12/07/05 ..................................          200           314
                                                                         -------
                                                                           2,138
United States - 26.8%
 Aetna Inc. SR NT (INSU)
 7.375% due 03/01/06 ................................          100            99
 American Tower Corp.
  - Sr. Notes 144A (TELS)
 9.375% due 02/01/09 ................................          225           212
 Bank One Corp. - Notes (BANK)
 6.5% due 02/01/06 ..................................          250           253
 Belo Corp. - Debs (MEDI)
 7.25% due 09/15/27 .................................          425           363
 Belo Corp. - Sr Notes (MEDI)
 7.125% due 06/01/07 ................................          100            99
 CenturyTel, Inc. - Sr. Notes Ser. H
  (UTIT)
 8.375% due 10/15/10 ................................          250           261
 Chancellor Media Corp.  (MEDI)
 8.0% due 11/01/08 ..................................          125           130
 Charter Communications Holdings
  LLC - Sr Notes (MEDI)
 10.75% due 10/01/09 ................................           50            52
 Charter Communications Holdings
  LLC - Sr Notes144A (MEDI)
 10.0% due 05/15/11 .................................          375           381
 Clear Channel Communications, Inc.
  (MEDI)
 7.65% due 09/15/10 .................................          250           258
 Comcast Cable Communications
  (MEDI)
 6.75% due 01/30/11 .................................          100            98
 Cox Radio, Inc. - Sr Notes (MEDI)
 6.625% due 02/15/06 ................................          150           149
 Crown Castle International Corp.
  - Sr. Notes (TELS)
 10.75% due 08/01/11 ................................           75            73
 Federal Home Loan Mortgage (GOVA)
 4.5% due 03/15/04 ..................................          740           626
 Federal Natioanl Mortgage Assoc.
  (GOVA)
 5.125% due 02/13/04 ................................        1,000         1,005
 6.0% due 05/15/08 ..................................          225           226
 6.5% due 08/01/13 ..................................          444           446
 6.5% due 09/01/30 ..................................          489           481
 7.0% due 11/01/30 ..................................          745           748
 7.0% due 12/01/30 ..................................          583           586
 7.5% due 12/01/30 ..................................          403           411
 8.0% due 12/01/30 ..................................          380           392
 Federal National Mortgage Assoc. - Sr.
  Notes (GOVA)
 2.125% due 10/09/07 ................................      100,000           880
 Fox Sports Networks LLC - Sr. Disc.
  Notes (MEDI)
 0.0% due 08/15/07 ..................................          125           119
 Liberty Media Corp. - Bonds (MEDI)
 7.875% due 07/15/09 ................................          100            96
 Nisource Finance Corp.  (FINL)
 7.875% due 11/15/10 ................................          125           132
 Nortel Networks, Ltd. - Notes (TRAN)
 6.125% due 02/15/06 ................................          125           108
 Progress Energy, Inc. - Sr. Notes
  (UTIE)
 7.1% due 03/01/11 ..................................          100           101
 Six Flags, Inc. - Sr Notes 144A (LEIS)
 9.5% due 02/01/09 ..................................          100           100
 Spectrasite Holdings, Inc. - Sr. Notes
  Ser. B (TELS)
 10.75% due 03/15/10 ................................           75            63
 Tellus Corp. NT (TELS)
 8.0% due 06/01/11 ..................................           75            77
 The Kroger Co. (TELS)
 6.8% due 04/01/11 ..................................           75            74
 Time Warner, Inc. -
  Notes (MEDI)
 8.18% due 08/15/07 .................................          150           163
 U.S. Treasury - Bonds (GOVE)
 5.25% due 02/15/29 .................................          250           229
 7.25% due 05/15/16 .................................        1,500         1,709
 8.875% due 08/15/17 ................................          425           558
 U.S. Treasury - Notes (GOVE)
 5.75% due 08/15/03 .................................        1,000         1,028
 6.25% due 02/15/07 .................................        1,325         1,398
 6.875% due 05/15/06 ................................        1,000         1,078
 Viacom, Inc.  (MEDI)
 7.7% due 07/30/10 ..................................          150           158
 Waste Management, Inc. - Sr. Notes
  (POLL)
 7.375% due 08/01/10 ................................          125           125
                                                                         -------
                                                                          15,545
                                                                         -------

TOTAL PUBLICLY-TRADED-BOND ..........................         95.9%       55,738
                                                                         -------

(UNAUDITED)
JOHN HANCOCK VARIABLE SERIES TRUST I

June 30, 2001
--------------------------------------------------------------------------------
GLOBAL BOND FUND


                                                          Par         Market
           Name of Issuer                                Value         Value
                                                        (000's)       (000's)
SHORT-TERM INVESTMENTS
Investment in joint trading account - 2.0%
Investment in joint trading account
 3.97% due 07/02/01 ......................           $     1,146    $    1,146

                                                        Shares

Cash Equivalents - 7.2%
 Navigator Securities
  Lending Prime Portfolio ** .............             4,185,781         4,186
                                                      ----------    ----------
      TOTAL SHORT-TERM INVESTMENTS-.......                   9.2%        5,332
                                                      ----------    ----------
    TOTAL INVESTMENTS- ...................                 105.1%       61,070
        Other Assets & Liabilities, Net ..                  (5.1)%      (2,961)
                                                      ----------    ----------
           NET ASSETS- ...................                 100.0%   $   58,109
                                                      ==========    ==========


** Represents investment of security lending collateral.
See notes to financial statements.

SUMMARY OF LONG-TERM SECURITIES BY INDUSTRY

                                                           Market       % of
                                            Industry        Value     Long-Term
              Industry                    Abbreviation     (000s)    Investments

Foreign Governmental .....................    GOVF         $32,617       58.5%
U.S. Governmental ........................    GOVE           6,000       10.7
U.S. Government Agencies .................    GOVA           5,801       10.4
Bank .....................................    BANK           5,620       10.1
Media - TV & Radio .......................    MEDI           2,066        3.7
Telecommunication Services ...............    TELS             664        1.2
Personal & Commercial Lending ............    LEND             645        1.2
Machinery ................................    MACH             581        1.0
Financial Services .......................    FINL             484        0.9
Food, Beverage & Tobacco .................    FOOD             466        0.8
Telephone ................................    UTIT             261        0.5
Pollution Control ........................    POLL             125        0.2
Transportation ...........................    TRAN             108        0.2
Electric Power ...........................    UTIE             101        0.2
Leisure & Recreation .....................    LEIS             100        0.2
Insurance ................................    INSU              99        0.2
                                                           -------      -----
                                                           $55,738      100.0%
                                                           =======      =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE A--ORGANIZATION

     The John Hancock Variable Series Trust I (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust. The Trust consists of thirty-three funds: Large Cap Growth, Fundamental Growth, Aggressive Balanced, Active Bond, Active Bond II (formerly, CORE Bond), Emerging Markets Equity, International Equity Index, International Equity, Small Cap Growth, Health Sciences, Global Balanced, Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II (formerly, American Leaders Large Cap Value), Large/Mid Cap Value, Money Market, Large/Mid Cap Value II (formerly, Mid Cap Value), Small/Mid Cap Growth, Bond Index, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value(formerly, Small/Mid Cap Value), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Equity, International Opportunities, Equity Index, High Yield Bond and Global Bond Funds (collectively, "the Funds"). The Trust may add or delete Funds in the future to accommodate various investment objectives. The Trust has issued shares of beneficial interest exclusively to John Hancock Variable Life Account U ("JHVLAU"), John Hancock Variable Life Account V ("JHVLAV"), John Hancock Variable Life Account S ("JHVLAS"), and John Hancock Variable Annuity Account I ("JHVAAI") to fund policies and contracts issued by the John Hancock Variable Life Insurance Company ("JHVLICO"), and to John Hancock Variable Annuity Account U ("JHVAAU"), John Hancock Variable Annuity Account V ("JHVAAV"), John Hancock Variable Life Insurance Account UV ("JHVLAUV"), John Hancock Variable Annuity Account H ("JHVAAH"), and John Hancock Variable Annuity Account JF ("JHVAAJF") to fund contracts and policies issued by John Hancock Life Insurance Company ("John Hancock" or "JHLICO") to Investors Partner Life Account L ("IPLL"), to John Hancock Variable Life Account PPM-1 ("PPM-1"), and to John Hancock Variable Life Account PPM-2 ("PPM-2").


NOTE B--ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS: For the Large Cap Growth, Fundamental Growth,
     ------------------------
Aggressive Balanced, Emerging Markets Equity, Small Cap Growth, Health Sciences, Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large Cap Value CORE, Large Cap Value CORE II, Large/Mid Cap Value, Large/Mid Cap Value II, Small/Mid Cap Growth, Large Cap Aggressive Growth, Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Small Cap Equity, and Equity Index
Funds: Common stocks and other such securities traded on national exchanges are normally valued on the basis of closing prices. Securities traded in the over-the-counter market and securities with no sales on the day of valuation are normally valued at their last available bid price.

     For the Active Bond, Active Bond II, Bond Index, Managed, Short-Term Bond, High Yield Bond and Global Bond Funds: Debt investment securities having a primary market over-the-counter are valued on the basis of valuations furnished by a pricing service which determines valuations for normal institutional size trading units of debt securities, without exclusive reliance upon quoted prices.

     For the Money Market Fund: The Board of Trustees has determined that the appropriate method for valuing Fund securities is amortized cost, so long as the average weighted maturity of money market instruments comprising the Fund does not exceed 90 days. Accordingly, Fund securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

     For each of the Funds, short-term investments, with a maturity not to exceed 60 days, are valued at amortized cost, which approximates market value.

     For the International Equity Index, International Equity, Global Balanced and International Opportunities

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

Funds: Investments in securities traded on national securities exchanges in the United States or on equivalent foreign exchanges are normally valued at the last quoted sales price on such exchanges as of the close of business on the date of which assets are valued. Securities traded in the over-the-counter market and securities traded with no sales on the day of valuation are normally valued at their last available bid price. All Fund securities initially expressed in terms of foreign currencies have been translated into U.S. Dollars as described in "Currency Translation" below.

     Investment securities for which no current market quotations are readily available, including certain foreign securities, when held by the Funds, are valued at fair value as determined in good faith by the Board of Trustees. Investment security transactions are recorded on the date of purchase or sale.

     REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements which
     ---------------------
are contracts under which a Fund would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Funds' cost plus interest). A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in United States government securities. The underlying securities, which represent the collateral of the agreement, must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     JOINT REPURCHASE AGREEMENTS: The Active Bond and Small Cap Growth Funds,
     ---------------------------
along with other registered investment companies having a management contract with John Hancock Advisers, Inc. ("Adviser"), an indirect wholly-owned subsidiary of John Hancock, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times. The International Equity, Large Cap Value CORE and Small/Mid Cap CORE Funds, along with other registered investment companies having a management contract with Goldman Sachs Asset Management, may participate in a joint repurchase agreement pursuant to an exemptive order issued by the Securities and Exchange Commission. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. Government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint repurchase agreement on the Funds' behalf. Goldman Sachs Asset Management is responsible for ensuring that the agreement is fully collateralized at all times.

     JOINT TRADING ACCOUNT: Pursuant to an exemptive order issued by the
     ---------------------
Securities and Exchange Commission, the order permits the Funds to pool daily uninvested cash balances into a joint account for the purpose of investing the cash balances in short-term repurchase agreements, commercial paper and other short-term investments which in no event will have a maturity in excess of 7 days. Joint account holdings as of June 30, 2001:


Name of Issuer                                                     Market Value
--------------                                                     ------------
Abbott Laboratories, 4.10%, due 07/05/01                              $29,990
AES Hawaii Inc., 3.82%, due 07/03/01                                   41,478
American General Financial Corp., 3.87%, due 07/05/01                  49,984
Blue Ridge Asset, 3.78%, due 07/02/01                                  50,000
Deere John Capital Corp., 3.75%, due 07/03/01                          49,995
Eagle Funding Capital Corp., 3.98%, due 07/02/01                       36,025

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I

(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Name of Issuer                                                     Market Value
--------------
Ford Motor Credit Corp., 3.86%, due 07/02/01                          $36,801
Ford Motor Credit Corp. Puerto Rico, 3.86%, due 07/03/01               13,099
Greenwich Funding Corp., 3.77%, due 07/02/01                           18,774
Greenwich Funding Corp., 4.05%, due 07/06/01                            7,496
Greenwich Funding Corp., 4.10%, due 07/05/01                            3,421
National Australia Funding, 3.86%, due 07/05/01                        14,807
Paccar Financial Corp., 4.05%, due 07/06/01                            49,978
Petrobas Int'l Financial Corp., 3.85%, due 07/03/01                     8,861
Prudential Funding Corp., 3.75%, due 07/02/01                           6,584
Twin Towers Inc., 3.85%, due 07/03/01                                   5,102
Twin Towers Inc., 3.90%, due 07/05/01                                  43,986
Windmill Funding Corp., 4.05%, due 07/05/01                            14,995
Windmill Funding Corp., 4.11%, due 07/06/01                            34,984
                                                                     --------
    Joint  Trading Account Totals                                    $516,360
                                                                     ========

     CURRENCY TRANSLATION: All assets or liabilities initially expressed in
     --------------------
terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Unrealized exchange adjustments are included in unrealized appreciation (depreciation) of investments. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and the difference between the amounts of net investment income accrued and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.


     DISCOUNT AND PREMIUM ON SECURITIES: The Funds accrete discount and amortize
     ----------------------------------
premium from par value on securities from either the date of issue or the date of purchase over the life of the security.


     EXPENSES: Expenses directly attributable to a Fund are charged to that
     --------
Fund. Expenses not directly attributed to a Fund are allocated on the basis of relative net assets.


     BANK BORROWINGS: The Funds (except for Money Market and International
     ---------------
Equity Index Funds) are permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds have entered into a syndicated line of credit agreement with State Street Bank and Trust Company ("SSBT"). This agreement enables the Funds to participate in an unsecured line of credit, which permits borrowings up to $75 million, collectively. Interest is charged to each Fund, based on its borrowing. In addition, a commitment fee is charged to each Fund based on the average daily unused portion of the line of credit and is allocated among the participating Funds. Interest expense paid under the line of credit is

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED


included under the caption "Other fees" in the Statement of Operations. The following funds had borrowings under the line of credit during the period ended June 30, 2001:

                                     Average Daily Loan
                                     Balance During the
                                     Period for which     Weighted
                                       Loans were         Average      Interest
Fund                                   Outstanding      Interest Rate   Expense
----                                   -----------      -------------   -------
Large Cap Growth ..................       $2,065             4.70%      $   4
Mid Cap Blend .....................           89             5.47          --
Large Cap Aggressive
 Growth ...........................        1,086             4.95          --
Small/Mid Cap CORE ................          210             6.02          --
Short-Term Bond ...................        1,568             5.95           1
International
 Opportunities ....................          989             4.57           3
High Yield Bond ...................          113             6.57          --
Global Bond .......................          273             4.85           1


     SECURITIES LENDING: Certain Funds (Large Cap Growth, Active Bond,
     ------------------
International Equity Index, Small Cap Growth, Mid Cap Growth, Large Cap Value, Large/Mid Cap Value II, Small/Mid Cap Growth, Growth & Income, Managed, Short-Term Bond, International Opportunities and Global Bond Funds) have entered into an agreement with SSBT to lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. These loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Cash collateral is invested in a short-term instrument. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2001, the market value of the securities loaned and the market value of the collateral were as follows:

                                                                                 Value of Securities
Fund                            Value of Securities Loaned  Value of Collateral      Collateral
----                            --------------------------  -------------------  -------------------
Large Cap Growth                           $19,365              $20,023                    -
Active Bond                                239,427              247,041                    -
International Equity                        24,514               25,718                  $85
Index
Small Cap Growth                            15,490               15,318                  849
Mid Cap Growth                              11,799               12,189                    -
Large Cap Value                              5,585                5,765                    -
Large/Mid Cap Value II                       6,269                6,461                    -
Small/Mid Cap Growth                        27,428               28,339                    -
Growth & Income                              9,611                9,945                    -
Managed                                     42,656               43,710                    -
Short-Term Bond                             12,320               11,816                  753
International                               13,057               13,433                  275
Opportunities
Global Bond                                  4,102                4,186                    -


     FINANCIAL FUTURES CONTRACTS: The Large Cap Growth, Active Bond, Emerging
     ---------------------------
     Markets Equity, International Equity Index, International Equity, Small Cap Growth, Health Sciences, Global Balanced, Mid Cap Growth,

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--Continued

Large Cap Value CORE, Large/Mid Cap Value, Large/Mid Cap Value II, Small/Mid Cap Growth, Small Cap Value, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Equity Index, High Yield Bond and Global Bond Funds may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin". Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Funds as unrealized gains or losses.

     When the contracts are closed, the Fund recognizes a gain or a loss. Risk of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange. At June 30, 2001, open financial futures contracts were as follows:

                             Open                                   Unrealized
Fund                       Contracts  Position  Expiration Month    Gain (Loss)
----                       ---------  --------  ----------------    ----------
INTERNATIONAL EQUITY
INDEX
CAC 40 10 Euro Index           3        Long        Sep. 01               $ 4
 Futures
DAX Index Futures              1        Long        Sep. 01                 5
Nikkei 225 Index Futures       3        Long        Sep. 01                 2
UK Treasury Bond Futures       2        Long        Sep. 01                (2)
                                                                         ----
                                                                          $ 9
                                                                         ====
INTERNATIONAL EQUITY

DJ Euro 50 Index Futures       6        Long        Sep. 01               $ 4
TOPIX Index Futures            4        Long        Sep. 01                (3)
                                                                         ----
                                                                          $ 1
                                                                         ====
LARGE CAP VALUE CORE

S&P 500 Index Futures          4        Long        Sep. 01               $ 4
S&P Mini 500 Index            11        Long        Sep. 01                (1)
 Futures                                                                 ----
                                                                          $ 3
                                                                         ====

LARGE/MID CAP VALUE

S&P Mini 500 Index             7        Long        Sep. 01               $ 3
 Futures                                                                 ====



LARGE/MID CAP VALUE II

S&P 500 Index Futures          3        Long        Sep. 01              ($35)
                                                                         ====


SMALL/MID CAP CORE

Russell 2000 Index             2        Long        Sep. 01               $14
 Futures                                                                 ====



SMALL CAP VALUE

Russell 2000 Index             6        Long        Sep. 01               $32
 Futures                                                                 ====



EQUITY INDEX

S&P 500 Index Futures         56        Long        Sep. 01             ($515)
                                                                        =====

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED

     At June 30, 2001, the International Equity, Large Cap Value CORE and Small/Mid Cap CORE Funds had deposited $36, $165 and $200, respectively, in segregated accounts to cover initial margin requirements on open financial futures contracts.


     FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign
     ----------------------------------
currency contracts to facilitate transactions in foreign securities and to manage Funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuations. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Funds' securities or prevent loss if the price of such securities should decline. The U.S. dollar value of a forward foreign currency contract is determined using forward exchange rates supplied by a quotation service. Realized gain (loss) on the purchases and sales of forward foreign currency contracts is recognized on settlement date.

     As of June 30, 2001 the Emerging Markets Equity, International Equity Index, Global Balanced, Managed and Global Bond Funds had open forward foreign currency contracts which contractually obligate the Fund to deliver or receive currencies at a specified date, as follows:


                             Principal Amount                        Unrealized
Fund                        Covered by Contract    Expiration Month  Gain (Loss)
----                        -------------------    ----------------  -----------
EMERGING MARKETS EQUITY

Currency Sold
-------------
Mexican Peso                        15,170             Jan. 02           ($98)
                                                                       ======
INTERNATIONAL EQUITY INDEX
Currency Purchased
------------------
Euro                                   455             Sep. 01            ($4)
Japanese Yen                       102,700             Sep. 01            (29)
Pound Sterling                         289             Sep. 01              3
                                                                       ------
                                                                         ($30)
                                                                       ======
Currency Sold
-------------
Euro                                   154             Sep. 01             $2
Japanese Yen                        78,800             Sep. 01              9
Pound Sterling                         175             Sep. 01              1
                                                                       ------
                                                                          $12
                                                                       ======
GLOBAL BALANCED

Currency Purchased
------------------
Canadian Dollar                        128             Sep. 01             $3
Euro                                    93             Jul. 01             (4)
Euro                                   214             Aug. 01            (13)
Euro                                   164             Sep. 01             (7)
Euro                                   399             Mar. 02             (6)
                                                                       ------
                                                                         ($27)
                                                                       ======

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)
NOTE B--ACCOUNTING POLICIES--Continued


                        Principal Amount Covered by     Expiration   Unrealized
Fund                             Contract                 Month      Gain (Loss)
----                             --------                 -----      -----------
GLOBAL BALANCED-CONTINUED

Currency Sold
-------------
Canadian Dollar                       207                Sep. 01         ($1)
Euro                                   39                Jul. 01           1
Euro                                   93                Sep. 01           4
Japanese Yen                        5,907                Jul. 01           1
Japanese Yen                       19,959                Aug. 01          15
Japanese Yen                        5,072                Sep. 01           1
Japanese Yen                       38,276                Mar. 02           3
                                                                    --------
                                                                         $24
                                                                    ========
MANAGED

Currency Purchased
------------------
Euro                               46,363                Oct. 01       ($652)
Japanese Yen                    4,850,237                Oct. 01        (445)
Pound Sterling                      5,610                Oct. 01         (29)
Swiss Franc                        15,760                Oct. 01        (132)
                                                                    --------
                                                                     ($1,258)
                                                                    ========
Currency Sold
-------------
Euro                               46,363                Oct. 01        $373
Japanese Yen                    4,850,237                Oct. 01       1,335
Pound Sterling                      5,610                Oct. 01          61
Swiss Franc                         3,029                Jun. 01          11
Swiss Franc                        12,731                Oct. 01          72
                                                                    --------
                                                                      $1,852
                                                                    ========
GLOBAL BOND

Currency Purchased
------------------
Australian Dollar                   1,954                Sep. 01          $4
Euro                              254,663                Jul. 01         (73)
Japanese Yen                      114,590                Sep. 01          (7)
                                                                    --------
                                                                        ($76)
                                                                    ========

Currency Sold
-------------
Euro                                7,901                Jul. 01        $178
Euro                                  525                Sep. 01          10
Pound Sterling                        700                Sep. 01           7
Swedish Krona                       5,000                Sep. 01          20
                                                                    --------
                                                                        $215
                                                                    ========

     FEDERAL INCOME TAXES: Each of the Funds intends to comply with the
     --------------------
requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS
JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE B--ACCOUNTING POLICIES--CONTINUED


  As of December 31, 2000, the Funds had approximate net tax basis capital loss carryforwards, which may be applied against any net taxable gains, as follows:
Small Cap Growth had $8,256, which expires in 2008; Money Market had $14 and $78, which expire in 2007 and 2008, respectively; Bond Index had $158 and $557, which expire in 2007 and 2008, respectively; Short-Term Bond had $131, $1,304 and $679, which expire in 2006, 2007 and 2008, respectively; High Yield Bond had $276 and $513, which expire in 2007 and 2008, respectively; and Global Bond had $1,204 and $1,947, which expire in 2007 and 2008, respectively.

     DIVIDENDS, INTEREST AND DISTRIBUTIONS: Dividend income is recorded on the
     -------------------------------------
ex-dividend date and interest income is recorded on the accrual basis. Dividend income for the Aggressive Balanced, Emerging Markets Equity, International Equity Index, International Equity, Health Sciences, Global Balanced, Mid Cap Growth, Mid Cap Blend, Large Cap Value, Large/Mid Cap Value, Large/Mid Cap Value II, Small/Mid Cap Growth, Large Cap Aggressive Growth, Real Estate Equity, Growth & Income, Managed, International Opportunities and Equity Index Funds are shown net of foreign taxes withheld of $1, $34, $268, $21, $1, $12, $3, $1, $11,
$1, $6, $2, $2, $8, $92, $80, $127 and $17, respectively. Realized gains and losses from security transactions are determined on the basis of identified cost.

     A dividend of its net investment income will be declared and distributed daily by the Money Market Fund. Dividends of net investment income will be declared and distributed monthly by all other Funds. Each Fund will distribute all of its net realized capital gains annually, at the end of its fiscal year.

     ESTIMATES: The preparation of the financial statements in conformity with
     ---------
accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     On February 16, 2000, September 28, 2000, October 20, 2000 and April 6, 2001, the Board of Trustees of the Trust renewed its Investment Advisory Agreement with John Hancock. For its services, John Hancock receives monthly compensation at the following rates:

     For the Large Cap Growth Fund, 0.40% on an annual basis of the first $500,000 of the net assets of the Fund; 0.35% for net assets between $500,000 and $1,000,000; and 0.30% for net assets in excess of $1,000,000;

     For the Fundamental Growth Fund, 0.90% on an annual basis of the first $250,000 of the Fund's net assets; and 0.85% for net assets in excess of $250,000;

     For the Aggressive Balanced Fund, 0.675% on an annual basis of the first $250,000 of the Fund's net assets; 0.625% for net assets between $250,000 and $500,000; and 0.60% for net assets in excess of $500,000;

     For the Active Bond Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000; 0.575% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;

     For the Active Bond II Fund, 0.70% on an annual basis of the first $100,000 of the net assets of the Fund; 0.65% for net assets between $100,000 and $250,000; 0.61% for net assets between $250,000 and $500,000; 0.575% for net assets between $500,000 and $1,000,000; and 0.55% for net assets in excess of $1,000,000;

     For the Emerging Markets Equity Fund, 1.30% on an annual basis of the first $10,000 of the Fund's net assets; 1.20% for net assets between $10,000 and $150,000; and 1.10% for net assets in excess of $150,000;

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)

June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--CONTINUED

          For the International Equity Index Fund, 0.18% on an annual basis of the first $100,000 of the Fund's net assets; 0.15% for net assets between $100,000 and $200,000; and 0.11% for net assets in excess of $200,000;

          For the International Equity Fund, 1.00% on an annual basis of the first $50,000 of the Fund's net assets; 0.95% for net assets between $50,000 and $200,000; and 0.90% for net assets in excess of $200,000;

          For the Small Cap Growth Fund, 0.75% on an annual basis of the Fund's net assets;

          For the Health Sciences Fund, 1.00% on an annual basis of the first $250,000 of the Fund's net assets; 0.95% of net assets in excess of $250,000;

          For the Global Balanced Fund, 1.05% on an annual basis of the first $150,000 of the Fund's net assets; 0.95% for net assets between $150,000 and $300,000; 0.80% for net assets between $300,000 and $500,000; and 0.75%
     for net assets in excess of $500,000;

          For the Mid Cap Growth Fund, 0.85% on an annual basis of the first $100,000 of the Fund's net assets; and 0.80% on an annual basis for net assets in excess of $100,000;

          For the Mid Cap Blend Fund, 0.75% on an annual basis of the first $250,000 of the Fund's net assets; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;

          For the Large Cap Value Fund, 0.75% on an annual basis of the Fund's net assets;

          For the Large Cap Value CORE Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;

          For the Large Cap Value CORE II Fund, 0.75% on an annual basis for the first $50,000 of the Fund's net assets; 0.65% for net assets between $50,000 and $200,000; and 0.60% in excess of $200,000;

          For the Large/Mid Cap Value Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $100,000; and
     0.65% for net assets in excess of $100,000;

          For the Money Market Funds, 0.25% on an annual basis of the Fund's net assets;

          For the Large/Mid Cap Value II Fund, 0.95% on an annual basis for the first $25,000 of the Fund's net assets; 0.85% for net assets between $25,000 and $50,000; 0.75% for net assets between $50,000 and $100,000; and
     0.65% for net assets in excess of $100,000;

          For the Small/Mid Cap Growth Fund, 0.75% on an annual basis of the first $250,000 of the Fund's net assets; 0.70% for net assets between $250,000 and $500,000; and 0.65% for net assets in excess of $500,000;

          For the Bond Index Fund, 0.15% on an annual basis of the first $100,000 of the Fund's net assets; 0.13% for net assets between $100,000 and $250,000; and 0.11% for net assets in excess of $250,000;

          For the Large Cap Aggressive Growth Fund, 1.00% on an annual basis for the first $10,000 of the Fund's net assets; 0.875% for net assets between $10,000 and $20,000; 0.75% for net assets in excess of $20,000;

          For the Small/Mid Cap CORE Fund, 0.80% on an annual basis of the first $50,000 of the Fund's net assets; and 0.70% for net assets in excess of $50,000;

          For the Small Cap Value Fund, 0.95% on an annual basis for the first $100,000 of the Fund's net assets; 0.90% for net assets between $100,000 and $250,000; 0.85% for net assets in excess of $250,000.

          For the Real Estate Equity Fund, 1.10% on an annual basis of the first $50,000 of the Fund's net assets, 1.00% for net assets between $50,000 and $100,000; 0.90% for net assets between $100,000 and $200,000 and 0.80% for net assets in excess of $200,000;

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--CONTINUED


          For the Growth & Income Fund, 0.71% on an annual basis of the first $150,000 of the Fund's net assets; 0.69% for net assets between $150,000 and $300,000; and 0.67% for net assets in excess of $300,000;

          For the Managed Fund, 0.74% on an annual basis of the first $500,000 of the Fund's net assets; 0.68% for net assets between $500,000 and $1,000,000; and 0.65% for net assets in excess of $1,000,000;

          For the Short-Term Bond Fund, 0.30% on an annual basis of the Fund's net assets;

          For the Small Cap Equity Fund, 0.90% on an annual basis of the first $150,000 of the Fund's net assets; 0.75% for net assets between $150,000 and $300,000; 0.65% for net assets between $300,000 and $500,000, and 0.60%
     for net assets in excess of $500,000;

          For the International Opportunities Fund, 1.00% on an annual basis of the first $20,000 of the Fund's net assets; 0.85% for net assets between $20,000 and $50,000; and 0.75% for net assets in excess of $50,000;

          For the Equity Index Fund, 0.15% on an annual basis of the first $75,000 of the Fund's net assets; 0.14% for net assets between $75,000 and $125,000; and 0.13% for the net assets in excess of $125,000;

          For the High Yield Bond Fund, 0.65% on an annual basis of the first $100,000 of the Fund's net assets; 0.60% for net assets between $100,000 and $200,000; and 0.50% for net assets in excess of $200,000;

          For the Global Bond Fund, 0.85% on an annual basis of the first $150,000 of the Fund's net assets; 0.80% for net assets between $150,000 and $300,000; 0.75% for net assets between $300,000 and 500,000; and 0.70%
     for the net assets in excess of $500,000.

     In the event that normal operating expenses of each Fund, exclusive of investment advisory fees, taxes, interest, brokerage commissions and extraordinary expenses, shall exceed 0.10% of each Fund's daily net asset value, John Hancock and JHVLICO will reimburse each Fund for such excess. Accordingly, for the period ended June 30, 2001, the reimbursements paid from John Hancock and JHVLICO were $249 to Large Cap Growth, $50 to Fundamental Growth, $28 to Aggressive Balanced, $84 to Active Bond, $23 to Active Bond II, $286 to Emerging Markets Equity, $15 to International Equity Index, $42 to International Equity, $24 to Global Balanced, $24 to Mid Cap Blend, $21 to Large Cap Value CORE, $34 to Large Cap Value CORE II, $14 Large/Mid Cap Value, $31 to Small/Mid Cap CORE, $11 to Small Cap Value, $149 to Growth & Income, $3 to Small Cap Equity, $57 to International Opportunities, $14 to High Yield Bond and $9 to Global Bond Funds.

     During the year ended December 31, 2000, John Hancock voluntarily contributed approximately $284 to the Money Market Fund. John Hancock received no shares of beneficial interest or other consideration in exchange for the contribution, which increased the Funds' net asset values.

     John Hancock has entered into Sub-Advisory Agreements with Independence Investment LLC, formerly Independence Investment Associates, Inc., with respect to the Large Cap Growth, Aggressive Balanced, Mid Cap Blend, Real Estate Equity, Growth & Income, Managed and Short-Term Bond Funds; with Adviser, with respect to the Active Bond, Active Bond II and Small Cap Growth Funds; with Independence International Associates, Inc., with respect to the International Equity Index Fund, each of whom is an affiliate of John Hancock, and, under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the Funds. John Hancock has also entered into the Sub-Advisory Agreements with the following Sub-Advisers, each of whom under the supervision of John Hancock, is responsible for the day-to-day investment management of each of the
Funds:

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE C--INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES--CONTINUED


Fund                                     Sub-Advisers
----                                     ------------
Fundamental Growth            Putnam Investment Management, LLC.
Emerging Markets Equity       Morgan Stanley Investment Management, Inc.
International Equity          Goldman Sachs Asset Management
Health Sciences               Putnam Investment Management, LLC
Global Balanced               Capital Guardian Trust Company
Mid Cap Growth                Janus Capital Corporation
Large Cap Value               T. Rowe Price Associates, Inc.
Large Cap Value CORE          Goldman Sachs Asset Management
Large Cap Value CORE II       Goldman Sachs Asset Management
Large/Mid Cap Value           Wellington Management Company, LLP
Money Market                  Wellington Management Company, LLP
Large/Mid Cap Value  II       Wellington Management Company, LLP
Small/Mid Cap Growth          Wellington Management Company, LLP
Bond Index                    Mellon Bond Associates, LLP
Large Cap Aggressive Growth   Alliance Capital Management, LLP
Small/Mid Cap CORE            Goldman Sachs Asset Management
Small Cap Value               T. Rowe Price Associates, Inc.
Real Estate Equity            Morgan Stanley Investment Management, Inc.
Growth & Income               Putnam Investment Management, LLC
Managed                       Capital Guardian Trust Company
Small Cap Equity              Capital Guardian Trust Company
International Opportunities   T. Rowe Price International, Inc.
Equity Index                  State Street Global Bank & Trust N.A.
High Yield Bond               Wellington Management Company, LLP
Global Bond                   Capital Guardian Trust Company


     Signator Investors, Inc., a wholly owned subsidiary of John Hancock is the principal underwriter and transfer agent of the Trust. Certain officers and trustees of the Trust are officers and directors of JHVLICO, JHVLAU, JHVLAV, JHVLAS, JHVAAI, JHVLAUV, JHVAAV, JHVAAU, JHVAAH, JHVAAJF, PPM-1, and PPM-2, and some are also officers of John Hancock. Fees for independent trustees are paid by the Trust.

NOTE D--INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales and maturities of investments, excluding short-term securities and obligations of the U.S. government, for each Fund for the period ended June 30, 2001 were as follows:


Fund                              Purchases        Sales and Maturities
----                              ---------        --------------------
Large Cap Growth                   $348,967              $470,780
Fundamental Growth                   26,189                20,227
Aggressive Balanced                  18,881                18,201

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE D--INVESTMENT TRANSACTIONS--CONTINUED

Fund                             Purchases       Sales and Maturities
----                             ---------       --------------------
Active Bond                      $1,032,689            $1,031,185
Active Bond II                       10,764                 9,694
Emerging Markets Equity              19,299                20,006
International Equity Index            1,523                13,009
International Equity                 11,489                 3,490
Small Cap Growth                     92,144               106,028
Health Sciences                      21,829                 1,103
Global Balanced                       5,863                 5,235
Mid Cap Growth                      205,948               179,358
Mid Cap Blend                        18,693                16,729
Large Cap Value                      31,678                14,597
Large Cap Value CORE                 32,971                 7,446
Large Cap Value CORE II               6,934                 6,108
Large/Mid Cap Value                  28,813                 8,658
Large/Mid Cap Value  II             175,136               174,373
Small/Mid Cap Growth                 86,602                90,331
Bond Index                           56,128                37,584
Large Cap Aggressive Growth          27,076                14,269
Small/Mid Cap CORE                   13,939                 7,798
Small Cap Value                      49,686                29,419
Real Estate Equity                   16,297                19,157
Growth & Income                   1,301,449             1,497,180
Managed                           2,547,128             2,660,323
Short-Term Bond                      76,006                43,513
Small Cap Equity                     19,961                14,766
International Opportunities           8,697                22,541
Equity Index                        108,060                56,800
High Yield Bond                      17,368                 4,789
Global Bond                          13,024                17,850


     The identified cost of investments owned by the Funds (including earned discount on corporate short-term notes, and commercial paper) and their respective gross unrealized appreciation and depreciation at June 30, 2001, were as follows:


                                                                   Net Unrealized
                         Identified     Unrealized    Unrealized    Appreciation
Fund                        Cost       Appreciation  Depreciation  (Depreciation)
----                        ----       ------------  ------------  --------------
Large Cap Growth          $879,877       $91,678      $(98,282)        $(6,604)
Fundamental Growth          43,668         2,716        (6,770)         (4,054)
Aggressive Balanced         19,821         1,320          (958)             362
Active Bond                751,001        12,448        (5,054)           7,394
Active Bond II               6,036           102           (28)              74

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's) Omitted)
NOTE D--INVESTMENT TRANSACTIONS--Continued

                                                                  Net Unrealized
                         Identified    Unrealized    Unrealized    Appreciation
Fund                        Cost      Appreciation  Depreciation  (Depreciation)
----                        ----      ------------  ------------   ------------
Emerging Markets           $31,458        $1,384      $(6,384)        $(5,000)
 Equity
International Equity       172,212        16,111      (34,872)        (18,761)
 Index
International Equity        22,763           566       (3,325)         (2,759)
Small Cap Growth           193,543        29,252      (27,669)          1,583
Health Sciences             20,732         1,296         (933)            363
Global Balanced             28,446         1,336       (3,201)         (1,865)
Mid Cap Growth             335,271        24,877      (66,733)        (41,486)
Mid Cap Blend               20,788         2,453         (738)          1,715
Large Cap Value            198,377        27,975      (10,558)         17,417
Large Cap Value CORE        41,072         2,193       (1,597)            596
Large Cap Value CORE II      6,427           431         (294)            137
Large/Mid Cap Value         34,451         1,408       (1,108)            300
Large/Mid Cap Value II     121,079         6,789       (7,704)           (915)
Small/Mid Cap Growth       173,354        26,190      (19,901)          6,289
Bond Index                  78,055           962         (472)            490
Large Cap Aggressive
 Growth                     36,458         1,585       (3,283)         (1,698)
Small/Mid Cap CORE          26,120         3,914       (2,943)            971
Small Cap Value             48,906         6,936       (1,317)          5,619
Real Estate Equity         131,899        26,215       (1,779)         24,436
Growth & Income          2,539,202       445,108     (223,391)        221,717
Managed                  2,488,798       307,678     (105,167)        202,511
Short-Term Bond            107,177         1,431         (109)          1,322
Small Cap Equity            81,967         9,992      (16,593)         (6,601)
International
 Opportunities             102,682         3,267      (23,036)        (19,769)
Equity Index               556,479        42,341      (78,542)        (36,201)
High Yield Bond             41,135         1,073       (6,024)         (4,951)
Global Bond                 57,066           513       (1,841)         (1,328)

NOTE E--COMBINATION

     On December 22, 2000, the shareholders of John Hancock International Opportunities II Fund ("International Opportunities II") approved the combination between International Opportunities II and International Opportunities, Funds, providing for the transfer of substantially all of the assets and liabilities of the International Opportunities II Fund to the International Opportunities Fund in exchange solely for the trust shares of the International Opportunities Fund. The acquisition was accounted for as a tax-free exchange of 1,947 trust shares of the International Opportunities Fund for the net assets of International Opportunities II Fund, which amounted to $22,528, including $2,878 of unrealized depreciation, after the close of business on December 29, 2000. The net assets of the International Opportunities Fund prior to the combination on December 29, 2000, were $94,169, and the aggregate net assets of the International Opportunities Fund after the combination amounted to $116,697.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)


NOTE F--CHANGE IN ACCOUNTING PRINCIPLE

     Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but resulted in a following reduction in the cost of the investments and a corresponding increase (decrease) in unrealized appreciation (depreciation) on investments, based on securities held as of December 31, 2000:

                                    Reduction in the Cost    Increase in Net
Fund                                   of Investments    Unrealized Appreciation
----                                   --------------    -----------------------
Aggressive Balanced                          $4                       $4
Active Bond                               3,461                    3,461
Active Bond II                                1                        1
Global Balanced                              35                       35
Bond Index                                  678                      678
Managed                                   5,533                    5,533
Short-Term Bond                             314                      314
High Yield Bond                              41                       41
Global Bond                                 156                      156


  The effect of this change in the period ended June 30, 2001 was as follows:

                                                            Increase In
                              Decrease in Net             Net Unrealized                  Increase in
Fund                         Investment Income      Appreciation/(Depreciation)       Net Realized Losses
----                         -----------------      ---------------------------       -------------------
Aggressive Balanced                 $4                           $7                           $(3)
Active Bond                        853                        2,309                        (1,456)
Active Bond II                       4                            7                            (3)
Global Balanced                     38                           63                           (25)
Bond Index                         125                          553                          (428)
Managed                          1,370                        7,558                        (6,188)
Short-Term Bond                    143                          192                           (49)
High Yield Bond                      9                           18                            (9)
Global Bond                        206                          215                            (9)

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

NOTE F--CHANGE IN ACCOUNTING PRINCIPLE--CONTINUED

     The effect of this change on the per share operating performance and on the annualized ratio of net investment income to average net assets in the period ended June 30, 2001 was as follows:





                                                      Increase (Decrease)
                                  Decrease in         in Net Realized and         Decrease in Net
                             Net Investment Income      Unrealized Gains         Investment Income
Fund                               Per Share           (Losses) Per Share       to Average Net Assets
----                               ---------          -------------------       ---------------------
Aggressive Balanced                      -                       -                       0.04%
Active Bond                          $0.01                   $0.01                       0.20
Active Bond II                        0.01                    0.01                       0.15
Global Balanced                       0.01                    0.01                       0.27
Bond Index                            0.02                    0.02                       0.35
Managed                               0.01                    0.01                       0.10
Short-Term Bond                       0.01                    0.01                       0.29
High Yield Bond                          -                       -                       0.06
Global Bond                           0.03                    0.03                       0.64


     The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.

OTHER MATTERS

Section 30 and Rule 30d-1(b) under the Investment Company Act of 1940, as amended, requires registered management investment companies to furnish information relating to any matter submitted during the reporting period to a vote of Shareholders of the Trust. John Hancock Variable Series Trust I solicited a vote at special meeting of Contract owners/ Policyholders held on April 6, 2001 on the following matters:


FOR THE ACTIVE BOND II FUND (FORMERLY, CORE BOND FUND):                              For        Against       Abstain
                                                                                     ---        -------       -------
To approve a new Sub-Investment Management Agreement among the Trust, John           92%           0%           8%
  Hancock, and John Hancock Advisers, Inc.
To approve an amendment to the current Investment Management Agreement between       52%          40%           8%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.
FOR THE LARGE CAP VALUE FUND:

To approve an amendment to the current Sub-Investment Management Agreement           88%          4%            8%
  among the Trust, John Hancock, and T. Rowe Price Associates, Inc.,
  reflecting a decrease in this Fund's sub-investment advisory fee.
To approve an amendment to the current Investment Management Agreement between       68%          23%           9%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.

JOHN HANCOCK VARIABLE SERIES TRUST I
(UNAUDITED)
June 30, 2001
--------------------------------------------------------------------------------
(000's Omitted)

FOR THE LARGE CAP VALUE CORE II FUND (FORMERLY, AMERICAN LEADERS                     For        Against       Abstain
LARGE CAP VALUE FUND):                                                               ---        -------       -------
To approve a new Sub-Investment Management Agreement among the Trust, John          100%          0%             0%
  Hancock, and Goldman Sachs Asset Management, a unit of the Investment
  Management Division of Goldman, Sachs & Co.
To approve an amendment to the current Investment Management Agreement between       80%         19%             1%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.
FOR THE MONEY MARKET FUND:

To approve a new Sub-Investment Management Agreement among the Trust, John           81%          9%            10%
  Hancock, and Wellington Management Company, LLP.
FOR THE LARGE/MID CAP VALUE II FUND (FORMERLY, MID CAP VALUE FUND):

To approve a new Sub-Investment Management Agreement among the Trust, John           83%          7%            10%
  Hancock, and Wellington Management Company, LLP.
To approve an amendment to the current Investment management Agreement between       69%         21%            10%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.
FOR THE SMALL CAP VALUE FUND (FORMERLY,  SMALL/MID CAP VALUE FUND):

To approve a new Sub-Investment Management Agreement among the Trust, John           87%          4%             9%
  Hancock, and T. Rowe Price Associates, Inc.
To approve an amendment to the current Investment Management Agreement between       75%         17%             8%
  the Trust and John Hancock, reflecting an increase in this Fund's investment advisory fee.

                             OFFICERS AND TRUSTEES

                          Michele G. Van Leer, Chairman
               Kathleen F. Driscoll, President and Vice Chairman
                          Karen Q. Visconti, Secretary
                       Arnold Bergman, Assistant Secretary
                           Raymond F. Skiba, Treasurer
                       Jude A. Curtis, Compliance Officer
                 Maryellen Carney, Assistant Compliance Officer
                          Patrick F. Smith, Controller
                      Paula M. Pashko, Assistant Controller
                                Elizabeth G. Cook
                            Reverend Diane C. Kessler
                               Hassel H. McClellan
                               Robert F. Verdonck


                              INVESTMENT ADVISER

                      John Hancock Life Insurance Company
                               John Hancock Place
                                  P.O. Box 111
                                Boston, MA 02117


                             INDEPENDENT AUDITORS

                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, MA 02116


                            SUB-INVESTMENT ADVISERS

                           Independence Investment LLC
                                 53 State Street
                                Boston, MA 02109

                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                               New York, NY 10105

                    The Boston Company Asset Management, LLC
                                One Boston Place
                                Boston, MA 02108

                         Capital Guardian Trust Company
                              333 South Hope Street
                              Los Angeles, CA 90071

                         Goldman Sachs Asset Management
                                   32 Old Slip
                               New York, NY 10005

                                      Janus
                               100 Fillmore Street
                              Denver, CO 80206-4928

                           Mellon Bond Associates, LLP
                       One Mellon Bank Center, Suite 5400
                            Pittsburgh, PA 15258-0001

                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                                Boston, MA 02199

                      Morgan Stanley Asset Management Inc.
                           1221 Avenue of the Americas
                               New York, NY 10020

                               Putnam Investments
                             One Post Office Square
                                Boston, MA 02109

                           SSgA Funds Management, Inc.
                             Two International Place
                                Boston, MA 02110

                         T. Rowe Price Associates, Inc.
                              100 East Pratt Street
                               Baltimore, MD 21202

                        T. Rowe Price International, Inc.
                              100 East Pratt Street
                               Baltimore, MD 21202

                       Wellington Management Company, LLP
                                 75 State Street
                                Boston, MA 02109

                            [LOGO OF JOHN HANCOCK]





The Variable Series Trust consists of funds used as investment options for various John Hancock variable life and variable annuity contracts. This report must be accompanied by the required prospectus and the most current quarterly performance report for the contract offered. Investors are not able to invest directly in the Variable Series Trust.

Not all of the funds described in this report are available on every product. Please refer to the prospectus for additional information about the investment options on your variable product.

Insurance Products are Issued by: John Hancock Life Insurance Company John Hancock Variable Life Insurance Company* (*not licensed in New York), Boston, MA 02117 Securities Products are Distributed by: John Hancock Funds, Inc., Member NASD Signator Investors, Inc., Member NASD, SIPC

S8128   7/01                                                      [LOGO OF IMSA]

ATTACHMENT 4.

                  JOHN HANCOCK V.S.T. LARGE CAP VALUE CORE FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001


Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Large Cap Value CORE Fund and the John Hancock V.S.T. Large Cap Value CORE II Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Large Cap Value CORE Fund and John Hancock V.S.T. Large Cap Value CORE II Fund after giving effect to pro forma adjustments described in the notes below.


(a) Acquisition by John Hancock V.S.T. Large Cap Value CORE Fund of all assets of John Hancock V.S.T. Large Cap Value CORE II Fund and issuance of John Hancock V.S.T. Large Cap Value CORE Fund shares in exchange for all of the outstanding shares of John Hancock V.S.T. Large Cap Value CORE II Fund.

(b) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Large Cap Value CORE Fund:
           0.75% for the first $50,000,000 of net assets;
           0.65% for net assets between $50,000,000 and $200,000,000;
           0.60% for net assets in excess of $200,000,000.

(c) The actual expenses incurred by the John Hancock V.S.T. Large Cap Value CORE Fund and the John Hancock V.S.T. Large Cap Value CORE II Fund were reduced to reflect the estimated savings arising from the merger.

(d) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T. Large Cap Value CORE Fund                          Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)



                                                        John Hancock       John Hancock
                                                      V.S.T. Large Cap  V.S.T. Large Cap
                                                         Value CORE       Value CORE II                                  Pro-Forma
                                                            Fund               Fund             Adjustments              Combined
                                                      ---------------   ----------------        -----------             ----------
ASSETS
     Long term investments at cost                        $ 41,072           $  6,427             $     --              $ 47,499
     Net unrealized appreciation (depreciation) of
        investments                                            596                137                   --                   733
     Short-term investments at value                         3,200                 --                   --                 3,200
                                                          --------           --------             --------              --------
     Total investments                                      44,868              6,564                   --                51,432

 Cash                                                          264                 29                   --                   293
 Receivable for:
        Dividends                                               34                  6                   --                    40
        Futures contracts variation margin                       7                 --                   --                     7
                                                          --------           --------             --------              --------
 Total Assets                                               45,173              6,599                   --                51,772
                                                          --------           --------             --------              --------

 LIABILITIES
 Payables for:
        Investments purchased                                1,177                 --                   --                 1,177
        Other liabilities                                        9                  3                   --                    12
                                                          --------           --------             --------              --------
 Total Liabilities                                           1,186                  3                   --                 1,189
                                                          --------           --------             --------              --------
 Net Assets                                                 43,987              6,596                   --                50,583
                                                          ========           ========             ========              ========

 Net assets:
    Capital paid-in                                         43,519              6,249                   --                49,768

    Accumulated net realized gain (loss) on
       investments, futures and foreign currency
       transactions                                           (131)               210                   --                    79

     Net unrealized appreciation (depreciation)
           of investments, futures and translation
           of assets and liabilities in foreign
           currencies                                          599                137                   --                   736
                                                          --------           --------             --------              --------
                                                            43,987              6,596                   --                50,583
                                                          ========           ========             ========              ========

Net assets:
    V.S.T. Large Cap Value CORE Fund                        43,987                 --                6,596   (a)          50,583
    V.S.T. Large Cap Value CORE II Fund                         --              6,596               (6,596)  (a)              --
                                                          --------           --------             --------              --------
                                                            43,987              6,596                   --                50,583
                                                          ========           ========             ========              ========
Shares outstanding:
    V.S.T. Large Cap Value CORE Fund                         4,268                 --                  638   (a)           4,906
    V.S.T. Large Cap Value CORE II Fund                         --                621                 (621)  (a)              --
                                                          --------           --------             --------              --------
                                                             4,268                621                   17   (a)           4,906
                                                          ========           ========             ========              ========
Net asset value per share:
    V.S.T. Large Cap Value CORE Fund                      $  10.31                 --                   --              $  10.31
    V.S.T. Large Cap Value CORE II Fund                         --           $  10.62             $ (10.62)  (a)              --
                                                          ========           ========             ========              ========

             See Notes to Pro-forma Combined Financial Statements

John Hancock V.S.T. Large Cap Value CORE Fund                          Exhibit C
Pro-forma Combined Statement of Operations
For the year ended June 30, 2001
(000's omitted)


                                                        John Hancock       John Hancock
                                                      V.S.T. Large Cap  V.S.T. Large Cap
                                                         Value CORE       Value CORE II
                                                            Fund              Fund
                                                      12 months ended    12 months ended                                Pro-Forma
                                                       June 30, 2001      June 30, 2001          Adjustments            Combined
                                                      ---------------   ----------------         -----------            ---------
INVESTMENT INCOME
    Interest                                              $     53           $     10             $     --              $     63
    Dividends                                                  312                 99                   --                   411
                                                         ----------         ----------           ----------            ----------
Total investment income                                        365                109                   --                   474
                                                         ----------         ----------           ----------            ----------

EXPENSES
    Investment management fee                                  146                 44                    1   (b)             191
    Auditing fees                                                2                  1                   (1)  (c)               2
    Custodian fees                                              45                 28                   --                    73
    Legal fees                                                   1                 --                   --   (c)               1
    Printing & mailing fees                                     (9)                10                   --   (c)               1
    Other fees                                                   1                 --                   --                     1
                                                         ----------         ----------           ----------            ----------
Total expenses                                                 186                 83                  (0)                   269

    Less expenses reimbursed                                   (20)               (34)                  --   (d)             (54)
                                                         ----------         ----------           ----------            ----------

Net expenses                                                   166                 49                  (0)                   215
                                                         ----------         ----------           ----------            ----------

Net investment income (loss)                                   199                 60                  (0)                   259
                                                         ----------         ----------           ----------            ----------

REALIZED AND UNREALIZED GAIN (LOSS)
    Net realized gain (loss) on:
       Investments                                              64                236                   --                   300
       Financial futures contracts                            (102)                (8)                  --                  (110)

    Change in net unrealized appreciation
     (depreciation) on:
       Investments                                             985                137                   --                 1,122
       Futures                                                  (5)                --                   --                    (5)
       Foreign currency translation                             15                 --                   --                    15
                                                         ----------         ----------           ----------            ----------

Net realized and unrealized gain (loss)                        957                365                   --                  1,322
                                                         ----------         ----------           ----------            ----------

Net increase (decrease) in net assets
   resulting from operations                              $  1,156           $    425             $    (0)               $  1,581
                                                         ==========         ==========            ---------             =========

              See Note to Pro-forma Combined Financial Statements

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.


                                      ----------------------------------------------------------------------------------------------
                                        John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                               Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------

ISSUER, DESCRIPTION
-------------------

COMMON STOCK
Aerospace & Defense - (2.42%)
Boeing Co.                                          2,100   $        117                  410  $         23      2,520  $       140
General Dynamics Corp.                              4,130            321                  730            57      4,860          378
Honeywell International, Inc.                       4,450            156                  690            24      5,140          180
Lockheed Martin Corp.                               7,370            273                1,310            49      8,680          322
Raytheon Co. COM NEW                                  790             21                  160             4        950           25
United Technologies Corp.                           2,040            150                  370            27      2,410          177
                                                            ------------                       ------------             -----------
                                                                   1,038                                184                   1,222
                                                            ------------                       ------------             -----------

Auto & Truck Parts - (0.78%)
Goodyear Tire & Rubber Co.                            870             24                  180             5      1,050           29
Johnson Controls, Inc.                              4,260            309                  780            57      5,040          366
Visteon Corp.                                         100              2                                           100            2
                                                            ------------                       ------------             -----------
                                                                     335                                 62                     397
                                                            ------------                       ------------             -----------

Automobile - (1.38%)
Ford Motor Co.                                      4,280            105                  850            21      5,130          126
General Motors Corp.                                7,110            458                1,230            79      8,340          537
General Motors Corp. - Cl. H                        1,400             28                  280             6      1,680           34
                                                            ------------                       ------------             -----------
                                                                     591                                106                     697
                                                            ------------                       ------------             -----------

Bank - (10.85%)
Bank of America Corp.                              13,780            827                2,500           150     16,280          977
Bank of New York Co., Inc.                          7,040            338                1,240            60      8,280          398
Bank One Corp.                                      4,110            147                  770            28      4,880          175
BB&T Corporation                                    3,150            116                  570            21      3,720          137
Comerica, Inc.                                      2,200            127                  430            25      2,630          152
Fifth Third Bancorp                                 1,980            119                  380            23      2,360          142
FleetBoston Financial Corp.                         6,270            247                1,090            43      7,360          290
Hudson City Bancorp, Inc.                           3,120             72                  610            14      3,730           86
Investors Financial Services Corp.                  1,740            117                   90             6      1,830          123
JP Morgan Chase & Co.                               6,020            268                  970            43      6,990          311
M & T Bank Corp.                                    3,480            263                  600            45      4,080          308
Mellon Financial Corp.                              3,610            166                  670            31      4,280          197

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.


                                      ----------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------

ISSUER, DESCRIPTION
-------------------
National City Corp.                                 3,180   $         98                  630  $         19      3,810  $       117
Northern Trust Corp.                                2,110            132                  410            26      2,520          158
PNC Bank Corp.                                      4,070            268                  540            36      4,610          304
Popular, Inc.                                         610             20                  130             4        740           24
Regions Financial Corp.                             1,140             36                  230             7      1,370           43
SouthTrust Corp.                                      530             14                  110             3        640           17
State Street Corp.                                    100              5                                           100            5
Suntrust Banks, Inc.                                6,300            408                1,090            70      7,390          478
TCF Financial Corp.                                   700             32                  140             6        840           38
US Bancorp                                          3,260             74                  640            15      3,900           89
Washington Mutual, Inc.                            11,420            429                2,060            77     13,480          506
Wells Fargo & Co.                                   7,070            328                1,250            58      8,320          386
Zions Bancorp                                         440             26                   90             5        530           31
                                                           -------------                       ------------             -----------
                                                                   4,677                                815                   5,492
                                                           -------------                       ------------             -----------

Brokerage & Investment
  Management - (0.42%)
Morgan Stanley, Dean Witter,
  Discover & Co.                                    2,800            180                  530            34      3,330          214
                                                           -------------                       ------------             -----------

Building Materials - (0.08%)
Monsanto Co. COM                                      910             34                  190             7      1,100           41
                                                           -------------                       ------------             -----------

Business Services - (0.07%)
Express Scripts, Inc. - Cl. A *                       540             30                  100             5        640           35
                                                           -------------                       ------------             -----------

Chemical - (1.54%)
Ashland, Inc.                                       5,090            204                  420            17      5,510          221
Cabot Corp.                                           790             29                  160             6        950           35
Dow Chemical Co.                                    4,540            151                  860            28      5,400          179
Engelhard Corp.                                     2,380             61                  460            12      2,840           73
Sigma-Aldrich Corp.                                 6,210            240                  810            31      7,020          271
                                                           -------------                       ------------             -----------
                                                                     685                                 94                     779
                                                           -------------                       ------------             -----------

Coal - (0.01%)
Arch Coal, Inc.                                       100              3                                           100            3
                                                           -------------                                                -----------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.

                                      ----------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Commercial Services - (1.07%)
Apollo Group, Inc. - Cl. A                          2,090   $         89                  400  $         17      2,490  $       106
Avery Dennison Corp.                                  610             31                  130             7        740           38
Cendant Corp. *                                       440              8                   90             2        530           10
Ecolab, Inc.                                        2,630            108                  520            21      3,150          129
Omnicom Group, Inc.                                 2,500            215                  510            44      3,010          259
                                                            ------------                       ------------             -----------
                                                                     451                                 91                     542
                                                            ------------                       ------------             -----------

Computer Equipment - (1.53%)
Dell Computer Corp.                                   100              3                                           100            3
EMC Corp.                                             520             15                  110             3        630           18
Hewlett-Packard Co.                                 2,300             66                  430            12      2,730           78
International Business Machines Corp.               5,180            585                  510            58      5,690          643
Tech Data Corp. *                                     700             23                  140             5        840           28
Xerox Corp.                                           200              2                                           200            2
                                                            ------------                       ------------             -----------
                                                                     694                                 78                     772
                                                            ------------                       ------------             -----------

Computer Software & Services - (1.97%)
3Com Corp. *                                          610              3                  130             1        740            4
Affiliated Computer Services,
  Inc. - Cl. A*                                     3,460            249                  640            46      4,100          295
At Home Corp. - Ser. A                                610              1                  130                      740            1
EarthLink, Inc.                                       100              2                                           100            2
Electronic Data Systems Corp.                       1,300             81                  260            16      1,560           97
First Data Corp.                                    2,960            190                  550            35      3,510          225
Intuit, Inc. *                                        350             14                   70             3        420           17
Pixar, Inc.                                         1,400             57                                         1,400           57
Progressive Corp.                                   1,830            247                  370            50      2,200          297
                                                            ------------                       ------------             -----------
                                                                     844                                151                     995
                                                            ------------                       ------------             -----------
Consumer Miscellaneous - (0.51%)
Harley-Davidson, Inc.                               2,510            118                  130             6      2,640          124
Ingram Micro, Inc. - Cl. A*                         3,860             56                  770            11      4,630           67
Sherwin-Williams Co.                                2,410             54                  470            11      2,880           65
                                                            ------------                       ------------             -----------
                                                                     228                                 28                     256
                                                            ------------                       ------------             -----------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.

                                      ----------------------------------------------------------------------------------------------

                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------

                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------

ISSUER, DESCRIPTION
-------------------
Cosmetic & Personal Care - (3.34%)
Alberto-Culver Co. - Cl. B                          1,580   $         66                  320  $         13      1,900  $        79
Avon Products, Inc.                                 3,190            148                  370            17      3,560          165
Colgate-Palmolive Co.                               5,310            313                  910            54      6,220          367
Estee Lauder Cos., Inc. - Cl. A                     1,310             57                  270            12      1,580           69
Procter & Gamble Co.                               13,310            849                1,700           109     15,010          958
Unilever NV - NY Shares                               700             42                  140             8        840           50
                                                            ------------                       ------------             -----------
                                                                   1,475                                213                   1,688
                                                            ------------                       ------------             -----------
Diversified Operations - (1.12%)
Danaher Corp.                                       1,050             59                  210            12      1,260           71
General Electric Co.                                2,460            120                  480            23      2,940          143
ITT Industries, Inc.                                  610             27                  130             6        740           33
Tyco International, Ltd.                            4,330            236                  240            13      4,570          249
W.W. Grainger, Inc.                                 1,500             61                  300            12      1,800           73
                                                            ------------                       ------------             -----------
                                                                     503                                 66                     569
                                                            ------------                       ------------             -----------
Electric Power - (2.85%)
Consolidated Edison, Inc.                             270             11                   50             2        320           13
Dominion Resources, Inc.                            1,150             69                  210            13      1,360           82
Emerson Electric Co.                                  960             58                  200            12      1,160           70
Energy East Corp.                                   1,400             29                  280             6      1,680           35
Entergy Corp.                                       3,430            132                  590            23      4,020          155
Exelon Corp.                                        1,180             76                  220            14      1,400           90
Firstenergy Corp.                                     440             14                   90             3        530           17
Mirant Corp. *                                      3,550            122                  140             5      3,690          127
PG & E Corp.                                        2,980             33                  590             6      3,570           39
PPL Corp.                                           2,090            115                  400            22      2,490          137
Reliant Energy, Inc.                                6,410            207                1,110            36      7,520          243
TXU Corp.                                           1,310             63                  270            13      1,580           76
UtiliCorp United, Inc.                             10,180            311                1,480            45     11,660          356
                                                            ------------                       ------------             -----------
                                                                   1,240                                200                   1,440
                                                            ------------                       ------------             -----------
Electronic Products & Services - (0.80%)
Agilent Technologies, Inc.                            100              3                                           100            3
Avnet, Inc.                                           700             16                  140             3        840           19
AVX Corp.                                           1,050             22                  210             4      1,260           26


Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.

                                      ----------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------


ISSUER, DESCRIPTION
-------------------
Ball Corp.                                          1,940   $         92                  370  $         18      2,310  $       110
KLA-Tencor Corp.                                      700             41                                           700           41
Motorola, Inc.                                        300              5                                           300            5
PerkinElmer, Inc.                                     940             26                  200             5      1,140           31
Sanmina Corp. *                                     3,390             79                  300             7      3,690           86
Solectron Corp. *                                   3,800             70                  750            14      4,550           84
                                                            ------------                       ------------             -----------
                                                                     354                                 51                     405
                                                            ------------                       ------------             -----------

Energy - Alternative Source - (0.73%)
Dynegy, Inc. - Cl.A                                 4,550            211                  430            20      4,980          231
Massey Energy Co.                                   5,860            116                1,050            21      6,910          137
                                                            ------------                       ------------             -----------
                                                                     327                                 41                     368
                                                            ------------                       ------------             -----------


Financial Services - (3.59%)
American Express Co.                                  960             37                  200             8      1,160           45
CNA Financial Corp. *                               8,390            331                1,350            53      9,740          384
Federated Investments, Inc. - Cl. B                   790             25                  160             5        950           30
Heller Financial, Inc.                              5,970            239                1,020            41      6,990          280
Internet Capital Group, Inc. *                        350              1                   70                      420            1
Lehman Brothers Holdings, Inc.                      5,530            430                  870            68      6,400          498
Merrill Lynch & Co., Inc.                           5,850            347                1,000            59      6,850          406
SEI Investments Company                             1,920             91                  250            12      2,170          103
Wesco Financial Corp. COM                             200             69                                           200           69
                                                            ------------                       ------------             -----------
                                                                   1,570                                246                   1,816
                                                            ------------                       ------------             -----------


Food, Beverage & Tobacco - (4.00%)
IBP, Inc.                                             260              7                   50             1        310            8
Pepsi Bottling Group, Inc.                          1,760             71                  340            14      2,100           85
PepsiCo, Inc.                                       4,110            182                  770            34      4,880          216
Philip Morris Cos., Inc.                           10,980            557                1,610            82     12,590          639
Quaker Oats Co.                                       350             32                   70             6        420           38
R.J. Reynolds Tobacco Holdings, Inc. *              3,150            172                  570            31      3,720          203
Ralston-Ralston Purina Group                        2,520             76                  780            23      3,300           99
Sara Lee Corp.                                      6,820            129                1,250            24      8,070          153
Smithfield Foods, Inc.                              3,260            131                  590            24      3,850          155
Sysco Corp.                                        11,910            323                2,060            56     13,970          379
Tyson Foods, Inc. - Cl. A                             960              9                  200             2      1,160           11
UST, Inc.                                           1,160             33                  240             7      1,400           40
                                                            ------------                       ------------             -----------
                                                                   1,722                                304                   2,026
                                                            ------------                       ------------             -----------


Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.

                                    ------------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                    ------------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                    ------------------------------------------------------------------------------------------------

ISSUER, DESCRIPTION
-------------------
Health Care Products - (7.60%)
Abbott Laboratories                                 7,340   $        353                1,300  $         63      8,640  $       416
American Home Products Corp.                        7,670            448                1,020            60      8,690          508
Baxter International, Inc.                          2,280            112                  460            23      2,740          135
Bristol-Myers Squibb Co.                            2,090            109                  400            21      2,490          130
Cardinal Health, Inc.                               5,510            380                  890            61      6,400          441
Eli Lilly & Co.                                     1,900            141                                         1,900          141
Johnson & Johnson                                  13,200            660                2,480           124     15,680          784
McKesson HBOC, Inc.                                10,920            405                1,190            44     12,110          449
Medtronic, Inc.                                     1,400             65                  280            13      1,680           78
Merck & Co., Inc.                                   4,370            279                  820            52      5,190          331
Patterson Dental Co. *                                960             29                  200             6      1,160           35
UnitedHealth Group, Inc.                            5,480            338                  960            59      6,440          397
                                                            ------------                       ------------              ----------
                                                                   3,319                                526                   3,845
                                                            ------------                       ------------              ----------

Health Care Services - (0.33%)
AmeriSource Health Corp. - Cl. A*                   1,100             61                  230            13      1,330           74
Caremark Rx, Inc.                                   3,020             50                  600            10      3,620           60
PacifiCare Health Systems, Inc. *                   1,490             24                  300             5      1,790           29
WebMD Corp. *                                         270              2                   50                      320            2
                                                            ------------                       ------------              ----------
                                                                     137                                 28                     165
                                                            ------------                       ------------              ----------

Housing - (0.26%)
Pulte Corp.                                         2,630            112                  510            22      3,140          134
                                                            ------------                       ------------              ----------

Insurance - (4.86%)
Allstate Corp.                                      5,230            230                  870            38      6,100          268
American General Corp.                              2,280            106                  460            21      2,740          127
American International Group, Inc.                 10,960            942                1,420           122     12,380        1,064
Cigna Corp.                                           910             87                  190            18      1,100          105
Everest Re Group, Ltd.                                610             46                  130            10        740           56
Hartford Financial Services Group, Inc.               790             54                  160            11        950           65
Metlife, Inc.                                       9,610            298                1,700            53     11,310          351
Nationwide Financial Services - Cl. A               7,440            325                  960            42      8,400          367
The MONY Group, Inc.                                1,170             47                  240            10      1,410           57
                                                            ------------                       ------------              ----------
                                                                   2,135                                325                   2,460
                                                            ------------                       ------------              ----------


Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.



                                      ----------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------

ISSUER, DESCRIPTION
-------------------
Leisure & Recreation - (1.76%)
Blockbuster, Inc. - Cl. A                           1,330   $         24                  270  $          5      1,600  $        29
Brunswick Corp.                                     1,460             35                  300             7      1,760           42
International Game Technology                       4,450            279                  830            52      5,280          331
Loews Corp.                                         6,060            391                  840            54      6,900          445
Sabre Group Holdings, Inc. *                          690             35                  140             7        830           42
                                                            ------------                       ------------             -----------
                                                                     764                                125                     889
                                                            ------------                       ------------             -----------
Machinery - (0.10%)
Dover Corp.                                           100              4                                           100            4
Thermo Electron Corp. *                             1,850             41                  360             8      2,210           49
                                                            ------------                       ------------             -----------
                                                                      45                                  8                      53
                                                            ------------                       ------------             -----------

Media - Publishing - (0.43%)
McClatchy Newspapers, Inc. - Cl. A                    750             29                  150             6        900           35
New York Times Co. - Cl. A                            700             29                  140             6        840           35
Tribune Co.                                         3,150            127                  570            23      3,720          150
                                                            ------------                       ------------             -----------
                                                                     185                                 35                     220
                                                            ------------                       ------------             -----------

Media - TV / Radio - (2.28%)
AOL Time Warner, Inc. *                             1,910            101                  330            17      2,240          118
BHC Communications, Inc. - Cl. A*                     310             43                   90            13        400           56
Charter Communications, Inc. - Cl. A*               2,250             52                  210             5      2,460           57
Comcast Corp. - Cl. A                               3,320            144                  610            26      3,930          170
Fox Entertainment Group, Inc. - Cl. A*              1,400             39                  280             8      1,680           47
The Walt Disney Co.                                 7,890            228                1,440            42      9,330          270
USA Networks, Inc. *                                  270              8                   50             1        320            9
Viacom, Inc. - Cl. B*                               7,030            364                1,220            63      8,250          427
                                                            ------------                       ------------             -----------
                                                                     979                                175                   1,154
                                                            ------------                       ------------             -----------

Metals & Mining - (1.69%)
Alcan Aluminum, Ltd.                                  700             29                  140             6        840           35
Alcoa, Inc.                                         2,640            104                  520            20      3,160          124
Inco, Ltd.                                          2,550             44                  500             9      3,050           53
Minnesota Mining & Manufacturing Co.                5,350            611                  280            32      5,630          643
                                                            ------------                       ------------             -----------
                                                                     788                                 67                     855
                                                            ------------                       ------------             -----------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.


                                      ----------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------

ISSUER, DESCRIPTION
-------------------
Natural Gas Distribution - (0.38%)
Enron Corp.                                           440   $         21                   90   $         4        530  $        25
KeySpan Corp.                                       2,380             87                  460            17      2,840          104
Nicor, Inc.                                         1,310             51                  270            11      1,580           62
                                                            ------------                        -----------             -----------
                                                                     159                                 32                     191
                                                            ------------                        -----------             -----------

Oil - (0.40%)
ONEOK, Inc.                                         7,180            141                1,320            26      8,500          167
Tosco Corp.                                           610             27                  130             6        740           33
                                                            ------------                        -----------             -----------
                                                                     168                                 32                     200
                                                            ------------                        -----------             -----------

Oil & Natural Gas Exploration &
 Production - (9.48%)
Amerada Hess Corp.                                  1,490            120                  300            24      1,790          144
Chevron Corp.                                       6,010            544                  620            56      6,630          600
Conoco, Inc. - Cl. B                                9,780            283                1,690            49     11,470          332
Exxon Mobil Corp.                                  26,370          2,303                3,830           334     30,200        2,637
Helmerich & Payne, Inc.                             1,490             46                  300             9      1,790           55
Kerr-McGee Corp.                                    1,050             69                  210            14      1,260           83
Occidental Petroleum Corp.                          6,380            170                1,160            31      7,540          201
Phillips Petroleum Co.                              3,670            209                  680            39      4,350          248
Sunoco, Inc.                                          890             33                  160             6      1,050           39
Texaco, Inc.                                        3,450            230                  550            37      4,000          267
Ultramar Diamond Shamrock Corp.                       420             20                1,000            47      1,420           67
USX-Marathon Group                                  3,500            103                  640            19      4,140          122
                                                            ------------                        -----------             -----------
                                                                   4,130                                665                   4,795
                                                            ------------                        -----------             -----------

Oil - Equipment & Service - (0.04%)
BJ Services Co. *                                     540             15                  100             3        640           18
                                                            ------------                        -----------             -----------

Paper & Forest Products - (0.33%)
Boise Cascade Corp.                                   100              4                                           100            4
Georgia-Pacific Corp.                                 200              7                                           200            7
International Paper Co.                               700             25                  140             5        840           30
Kimberly-Clark Corp.                                1,420             79                  290            16      1,710           95
Weyerhaeuser Co.                                      440             24                   90             5        530           29
                                                            ------------                        -----------             -----------
                                                                     139                                 26                     165
                                                            ------------                        -----------             -----------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.


                                      ----------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------

ISSUER, DESCRIPTION
-------------------
Personal & Commercial Lending - (5.20%)
Citigroup, Inc.                                    36,670   $      1,938                4,440   $       234     41,110  $     2,172
Countrywide Credit Industries, Inc.                 8,430            387                1,060            49      9,490          436
MBNA Corp.                                            610             20                  130             4        740           24
                                                            ------------                        -----------             -----------
                                                                   2,345                                287                   2,632
                                                            ------------                        -----------             -----------
Pollution Control - (1.02%)
Republic Services, Inc. - Cl. A                     2,460             49                  480             9      2,940           58
Waste Management, Inc.                             12,530            386                2,270            70     14,800          456
                                                            ------------                        -----------             -----------
                                                                     435                                 79                     514
                                                            ------------                        -----------             -----------
Real Estate Development - (0.33%)
Lennar Corp.                                        3,410            142                  620            26      4,030          168
                                                            ------------                        -----------             -----------
Real Estate Investment Trust - (1.09%)
Archstone Communities Trust                           960             25                  200             5      1,160           30
Avalonbay Communities, Inc.                         2,300            108                                         2,300          108
Equity Office Properties Trust                      4,150            131                  800            25      4,950          156
Equity Residential Properties Trust                 3,240            183                  530            30      3,770          213
Marriott International, Inc. - Cl. A                  540             26                   90             4        630           30
Simon Property Group, Inc.                            440             13                   90             3        530           16
                                                            ------------                        -----------             -----------
                                                                     486                                 67                     553
                                                            ------------                        -----------             -----------

Retail - Department Stores - (2.57%)
BJ's Wholesale Club, Inc.                           6,850            365                                         6,850          365
CVS Corp.                                           5,450            210                  940            36      6,390          246
Dillard's, Inc. - Cl. A                             2,670             41                  530             8      3,200           49
Federated Department Stores, Inc. *                   520             22                  110             5        630           27
Kohl's Corp.                                          960             60                  200            13      1,160           73
Payless ShoeSource, Inc. *                          2,560            166                  190            12      2,750          178
Sears, Roebuck & Co.                                2,550            108                  500            21      3,050          129
Target Corp.                                        4,200            145                  780            27      4,980          172
Wal-Mart Stores, Inc.                               1,050             51                  210            10      1,260           61
                                                            ------------                        -----------             -----------
                                                                   1,168                                132                   1,300
                                                            ------------                        -----------             -----------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.

                                      ---------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ---------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ---------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Retail - Drug Stores - (0.41%)
Walgreen Co.                                        5,190   $        177                  900  $         31      6,090  $       208
                                                            ------------                       ------------             -----------

Retail - Food - (0.21%)
Brinker International, Inc. *                       1,250             32                  210             5      1,460           37
Darden Restaurants, Inc.                              810             23                  130             4        940           27
Safeway, Inc. *                                       690             33                  140             7        830           40
                                                            ------------                       ------------             -----------
                                                                      88                                 16                     104
                                                            ------------                       ------------             -----------

Shoe & Apparel Manufacturing - (0.22%)
Liz Claiborne, Inc.                                   440             22                   90             5        530           27
Nike, Inc. - Cl. B                                    440             18                   90             4        530           22
Reebok International, Ltd.                          1,580             51                  320            10      1,900           61
                                                            ------------                       ------------             -----------
                                                                      91                                 19                     110
                                                            ------------                       ------------             -----------

Telecommunication Equipment - (0.75%)
Comverse Technology, Inc.                             700             40                  140             8        840           48
Covad Communications Group, Inc. *                     80                                  20                      100           --
L-3 Communications Holdings, Corp. *                1,050             80                  210            16      1,260           96
Linear Technology Corp.                             1,400             62                  280            13      1,680           75
Lucent Technologies, Inc.                             300              2                                           300            2
Micron Technology, Inc.                             1,500             62                  300            12      1,800           74
Nortel Networks Corp.                                 120              1                   20                      140            1
Scientific-Atlanta, Inc.                            1,360             55                  280            11      1,640           66
Tellabs, Inc. *                                       790             15                  160             3        950           18
                                                            ------------                       ------------             -----------
                                                                     317                                 63                     380
                                                            ------------                       ------------             -----------
Telecommunication Services - (4.12%)
BCE, Inc.                                           3,250             85                  640            17      3,890          102
Cox Communications, Inc. - Cl. A                    6,780            300                  700            31      7,480          331
United States Cellular Corp. *                      1,320             76                  270            15      1,590           91
Verizon Communications                             23,650          1,265                3,680           197     27,330        1,462
WorldCom, Inc. *                                    5,740             82                  930            13      6,670           95
Worldcom, Inc. MCI GROUP COM                          181              3                   37             1        218            4
XO Communications, Inc.                               440              1                   90                      530            1
                                                            ------------                       ------------             -----------
                                                                   1,812                                274                   2,086
                                                            ------------                       ------------             -----------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.

                                      ----------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Telephone - (6.19%)
Alltel Corp.                                        5,380   $        330                  440  $         27      5,820  $       357
AT&T Corp.                                         22,430            493                3,820            84     26,250          577
AT&T Corp. - Liberty Media
  Group - Cl. A                                    23,560            412                4,250            74     27,810          486
AT&T Wireless Group                                 6,800            111                                         6,800          111
BellSouth Corp.                                     7,510            302                1,340            54      8,850          356
Constellation Energy Group                            100              4                                           100            4
Level 3 Communications, Inc. *                        270              1                   50                      320            1
Qwest Communications
  International, Inc.                               3,910            125                  620            20      4,530          145
SBC Communications, Inc.                           16,740            671                2,950           118     19,690          789
Telephone and Data Systems, Inc.                    2,360            257                  460            50      2,820          307
                                                            ------------                       ------------             -----------
                                                                   2,706                                427                   3,133
                                                            ------------                       ------------             -----------

Transportation Services - (1.36%)
Burlington Northern Santa Fe Corp.                    610             18                  130             4        740           22
Canadian National Railway Co.                       3,410            138                  620            25      4,030          163
CSX Corp.                                           3,410            124                  620            23      4,030          147
Expeditors International of
 Washington, Inc.                                   1,640             98                   90             5      1,730          103
Southwest Airlines Co.                              1,180             22                  240             4      1,420           26
UAL Corp.                                           2,580             91                  510            18      3,090          109
Union Pacific Corp.                                   800             44                  140             8        940           52
United Parcel Service, Inc. - Cl. B*                  990             57                  160             9      1,150           66
                                                            ------------                       ------------             -----------
                                                                     592                                 96                     688
                                                            ------------                       ------------             -----------
U.S. Government Agencies - (2.88%)
Federal Home Loan Mortgage Corp.                    5,920            414                1,060            74      6,980          488
Federal National Mortgage Assoc                     9,850            839                1,500           128     11,350          967
                                                            ------------                       ------------             -----------
                                                                   1,253                                202                   1,455
                                                            ------------                       ------------             -----------

                                                            ------------                       ------------             -----------
TOTAL COMMON STOCK - (95.35%)                                     41,668                              6,564                  48,232
                                                            ------------                       ------------             -----------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large Cap Value CORE Fund and the V.S.T. Large Cap Value CORE II Fund, combined on June 30, 2001.


                                      ----------------------------------------------------------------------------------------------
                                       John Hancock V.S.T. Large Cap    John Hancock V.S.T. Large Cap
                                              Value CORE Fund                 Value CORE II Fund                  Combined
                                      ----------------------------------------------------------------------------------------------
                                                 NUMBER OF  MARKET VALUE            NUMBER OF  MARKET VALUE  NUMBER OF  MARKET VALUE
                                       INTEREST  SHARES OR     (000'S     INTEREST  SHARES OR     (000'S     SHARES OR      (000'S
                                         RATE    WARRANTS     OMITTED)      RATE    WARRANTS     OMITTED)    WARRANTS      OMITTED)
                                      ----------------------------------------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------

                                                 PAR VALUE                          PAR VALUE                PAR VALUE
                                                   (000's                             (000's                   (000's
                                                  OMITTED)                           OMITTED)                 OMITTED)
                                                 ----------                         ----------               ---------

SHORT TERM INVESTMENTS
Rights/Warrants - 6.33%
Goldman Saks Repo
4.11% due 07/02/01                       4.110%  $   3,200  $      3,200                                   $     3,200  $     3,200

                                                            ------------                                                -----------
TOTAL SHORT TERM INVESTMENTS (6.33%)                               3,200                                                      3,200
                                                            ------------                                                -----------

              TOTAL INVESTMENTS (101.68%)                         44,868                       $      6,564                  51,432
                                                            ------------                       ------------             -----------
OTHER ASSETS AND LIABILITIES, NET (1.68%)                           (881)                                32                    (849)
                                                            ------------                       ------------             -----------
               TOTAL NET ASSETS (100.00%)                   $     43,987                       $      6,596             $    50,583
                                                            ------------                       ------------             -----------

NOTES TO THE SCHEDULE OF INVESTMENTS

* Non-income producing security

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

                  JOHN HANCOCK V.S.T. LARGE/MID CAP VALUE FUND
                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
                                  JUNE 30, 2001

Pro forma information is intended to provide the shareholders of the John Hancock V.S.T. Large/Mid Cap Value Fund and the John Hancock V.S.T. Large/Mid Cap Value II Fund with information about the impact of the proposed merger by indicating how the merger might have affected information had the merger been consummated as of June 30, 2000.

The pro forma combined statements of assets and liabilities and results of operations as of June 30, 2001 have been prepared to reflect the merger of John Hancock V.S.T. Large/Mid Cap Value Fund and John Hancock V.S.T. Large/Mid Cap Value II Fund after giving effect to pro forma adjustments described in the notes below.

(a) Acquisition by John Hancock V.S.T. Large/Mid Cap Value Fund of all assets of John Hancock V.S.T. Large/Mid Cap Value II Fund and issuance of John Hancock V.S.T. Large/Mid Cap Value Fund shares in exchange for all of the outstanding shares of John Hancock V.S.T. Large/Mid Cap Value II Fund.

(b) The investment advisory fee was adjusted to reflect the application of the fee structure which will be in effect for John Hancock V.S.T. Large/Mid Cap Value Fund:
                  0.95% for the first $25,000,000 of the Fund's net assets; 0.85% for net assets between $25,000,000 and $50,000,000;
                  0.75% for net assets between $50,000,000 and $100,000,000;
                  0.65% for net assets in excess of $100,000,000.

(c) The actual expenses incurred by the John Hancock V.S.T. Large/Mid Cap Value Fund and the John Hancock V.S.T. Large/Mid Cap Value II Fund were reduced to reflect the estimated savings arising from the merger.

(d) Represents the Adviser's voluntary agreement to limit the funds' other expenses to an annual rate of 0.10% of the funds' average daily net assets.

John Hancock V.S.T. Large/Mid Cap Value Fund                           Exhibit C
Pro-forma combined statement of assets and liabilities
June 30, 2001
(000's omitted)

                                                                             John Hancock
                                                        John Hancock       V.S.T. Large/Mid
                                                       V.S.T. Large/Mid     Cap Value II                            Pro-Forma
                                                        Cap Value Fund          Fund           Adjustments           Combined
                                                       ----------------    ----------------   --------------      -------------
ASSETS
      Long term investments at cost                    $         34,451    $        121,079   $           --      $     155,530
      Net unrealized appreciation (depreciation)
            of investments                                          300                (915)              --               (615)
      Short-term investments at value                             2,037               8,029               --             10,066
                                                       ----------------    ----------------   --------------      -------------
      Total investments                                          36,788             128,193               --            164,981

      Receivable for:
         Investments sold                                           354               1,056               --              1,410
         Dividends                                                   43                 191               --                234
         Futures contracts variation margin                           2                   4               --                  6
                                                       ----------------    ----------------   --------------      -------------
 Total Assets                                                    37,187             129,444               --            166,631
                                                       ----------------    ----------------   --------------      -------------

 LIABILITIES
      Payables for:

      Due to custodian                                               --                   6               --                  6
      Investments purchased                                         613               1,866               --              2,479
      Securities on loan                                             --               6,461               --              6,461
      Other liabilities                                               5                   9               --                 14
                                                       ----------------    ----------------   --------------      -------------
 Total Liabilities                                                  618               8,342               --              8,960
                                                       ----------------    ----------------   --------------      -------------
 Net Assets                                                      36,569             121,102               --            157,671
                                                       ================    ================   ==============      =============

 Net assets:
      Capital paid-in                                            35,651             106,971               --            142,622

      Accumulated net realized gain (loss) on
            investments, futures and foreign
            currency transactions                                   616              15,084               --             15,700

      Undistributed (distribution in excess of)
        net investment income (loss)                                 (1)                 (3)              --                 (4)

      Net unrealized appreciation (depreciation)
            of investments, futures and
            translation of assets and
            liabilities in foreign currencies                       303                (950)              --               (647)
                                                       ----------------    ----------------   --------------      -------------
                                                                 36,569             121,102               --            157,671
                                                       ================    ================   --------------      =============

Net assets:
     V.S.T. Large/Mid Cap Value Fund                             36,569                  --          121,102 (a)        157,671
     V.S.T. Large/Mid Cap Value II Fund                              --             121,102         (121,102)(a)             --
                                                       ----------------    ----------------   --------------      -------------
                                                                 36,569             121,102               --            157,671
                                                       ================    ================   ==============      =============
Shares outstanding:
     V.S.T. Large/Mid Cap Value Fund                              3,246                  --           10,744 (a)         13,990
     V.S.T. Large/Mid Cap Value II Fund                              --               8,480           (8,480)(a)             --
                                                       ----------------    ----------------   --------------      -------------
                                                                  3,246               8,480            2,264             13,990
                                                       ================    ================   ==============      =============
Net asset value per share:
     V.S.T. Large/Mid Cap Value Fund                   $          11.27                  --               --      $       11.27
     V.S.T. Large/Mid Cap Value II Fund                              --    $          14.28   $       (14.28)(a)             --
                                                       ================    ================   ==============      =============

John Hancock V.S.T. Large/Mid Cap Value Fund                           Exhibit C
Pro-forma combined statement of operations
For the year ended June 30, 2001
(000's omitted)

                                                        John Hancock         John Hancock
                                                       V.S.T. Large/Mid    V.S.T. Large/Mid
                                                        Cap Value Fund    Cap Value II Fund
                                                       12 months ended     12 months ended                          Pro-Forma
                                                        June 30, 2001       June 30, 2001       Adjustments         Combined
                                                       ----------------    ----------------   --------------      -------------
INVESTMENT INCOME
    Interest                                           $             39    $            181   $            -      $         220
    Dividends                                                       288               1,657                -              1,945
    Securities Lending                                                -                  20                -                 20
                                                       ----------------    ----------------   --------------      -------------
Total investment income                                             327               1,858                -              2,185
                                                       ----------------    ----------------   --------------      -------------
EXPENSES
    Investment management fee                                       158                 955              (49)(b)          1,064
    Auditing fees                                                     2                   9               (3)(c)              8
    Custodian fees                                                   45                  43                -                 88
    Legal fees                                                        1                   2               (1)(c)              2
    Printing & mailing fees                                           2                   1               (1)(c)              2
    Trustees' fee                                                     -                   3                -                  3
    Other fees                                                        -                   5                -                  5
                                                       ----------------    ----------------   --------------      -------------
Total expenses                                                      208               1,018              (54)             1,172
    Less expenses reimbursed                                        (32)                  -               32 (d)              -
                                                       ----------------    ----------------   --------------      -------------
Net expenses                                                        176               1,018              (22)             1,172
                                                       ----------------    ----------------   --------------      -------------
Net investment income (loss)                                        151                 840               22              1,013
                                                       ----------------    ----------------   --------------      -------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
    Investments                                                     777              25,381                -             26,158
    Financial futures contracts                                     (67)                 21                -                (46)
Change in net unrealized appreciation
            (depreciation) on:
    Investments                                                     377              (6,651)               -             (6,274)
    Futures                                                           3                 (35)               -                (32)
                                                       ----------------    ----------------   --------------      -------------
Net realized and unrealized gain (loss)                           1,090              18,716                -             19,806
                                                       ----------------    ----------------   --------------      -------------
Net increase (decrease) in net assets resulting
            from operations                            $          1,241    $         19,556   $           22      $      20,819
                                                       ================    ================   ==============      =============

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large/Mid Cap Value Fund and the V.S.T. Large/Mid Cap Value II Fund, combined on June 30, 2001.

                                                                       -------------------------------------------------------------
                                                                                      V.S.T. Large/Mid Cap Value Fund
                                                                       -------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                       -------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Common Stock
Aerospace & Defense (2.05%)
Boeing Co.                                                                                        4,100           $        228
Lockheed Martin Corp.                                                                             4,600                    171
United Technologies Corp.                                                                         4,400                    322
                                                                                                                  ------------
                                                                                                                           721
                                                                                                                  ------------
Automobile (1.71%)
Ford Motor Co.                                                                                   15,270                    375
General Motors Corp.                                                                              2,600                    167
General Motors Corp. - Cl. H                                                                      2,196                     45
                                                                                                                  ------------
                                                                                                                           587
                                                                                                                  ------------
Bank (14.85%)
Australia & New Zealand Banking Group, Ltd. - ADR                                                10,200                    434
Bank of Montreal                                                                                 13,400                    346
JP Morgan Chase & Co.                                                                            32,300                  1,441
Mercantile Bankshares Corp.
UnionBanCal Corp.                                                                                14,300                    482
US Bancorp                                                                                       31,661                    721
Wachovia Corp.                                                                                    2,900                    206
Washington Mutual, Inc.                                                                          32,950                  1,237
Westpac Banking Corp., Ltd.                                                                       8,600                    315
                                                                                                                  ------------
                                                                                                                         5,182
                                                                                                                  ------------
Chemical (1.48%)
Air Products & Chemicals, Inc.                                                                    4,300                    197
E.I. du Pont de Nemours & Co.                                                                     6,900                    333
                                                                                                                  ------------
                                                                                                                           530
                                                                                                                  ------------
Commercial Services (0.26%)
Avery Dennison Corp.                                                                              1,800                     92
                                                                                                                  ------------


                                                                                   V.S.T. Large/Mid Cap Value II Fund
                                                                         -----------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                         -----------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Common Stock
Aerospace & Defense (2.05%)
Boeing Co.                                                                                       15,100           $        839
Lockheed Martin Corp.                                                                            15,600                    578
United Technologies Corp.                                                                        15,000                  1,099
                                                                                                                  ------------
                                                                                                                         2,516
                                                                                                                  ------------
Automobile (1.71%)
Ford Motor Co.                                                                                   52,400                  1,286
General Motors Corp.                                                                             10,500                    676
General Motors Corp. - Cl. H                                                                      7,500                    152
                                                                                                                  ------------
                                                                                                                         2,114
                                                                                                                  ------------
Bank (14.85%)
Australia & New Zealand Banking Group, Ltd. - ADR                                                33,000                  1,404
Bank of Montreal                                                                                 44,000                  1,136
JP Morgan Chase & Co.                                                                           108,700                  4,848
Mercantile Bankshares Corp.                                                                       2,500                     98
UnionBanCal Corp.                                                                                49,600                  1,672
US Bancorp                                                                                      108,373                  2,470
Wachovia Corp.                                                                                   10,000                    711
Washington Mutual, Inc.                                                                         127,500                  4,788
Westpac Banking Corp., Ltd.                                                                      30,200                  1,105
                                                                                                                  ------------
                                                                                                                        18,232
                                                                                                                  ------------
Chemical (1.48%)
Air Products & Chemicals, Inc.                                                                   14,800                    677
E.I. du Pont de Nemours & Co.                                                                    23,300                  1,124
                                                                                                                  ------------
                                                                                                                         1,801
                                                                                                                  ------------
Commercial Services (0.26%)
Avery Dennison Corp.                                                                              6,100                    311
                                                                                                                  ------------


                                                                    ----------------------------------------------------------------
                                                                            Combined                     Combined
                                                                    ----------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                    ----------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Common Stock
Aerospace & Defense (2.05%)
Boeing Co.                                                                                       19,200           $      1,067
Lockheed Martin Corp.                                                                            20,200                    749
United Technologies Corp.                                                                        19,400                  1,421
                                                                                                                  ------------
                                                                                                                         3,237
                                                                                                                  ------------
Automobile (1.71%)
Ford Motor Co.                                                                                   67,670                  1,661
General Motors Corp.                                                                             13,100                    843
General Motors Corp. - Cl. H                                                                      9,696                    197
                                                                                                                  ------------
                                                                                                                         2,701
                                                                                                                  ------------
Bank (14.85%)
Australia & New Zealand Banking Group, Ltd. - ADR                                                43,200                  1,838
Bank of Montreal                                                                                 57,400                  1,482
JP Morgan Chase & Co.                                                                           141,000                  6,289
Mercantile Bankshares Corp.                                                                       2,500                     98
UnionBanCal Corp.                                                                                63,900                  2,154
US Bancorp                                                                                      140,034                  3,191
Wachovia Corp.                                                                                   12,900                    917
Washington Mutual, Inc.                                                                         160,450                  6,025
Westpac Banking Corp., Ltd.                                                                      38,800                  1,420
                                                                                                                  ------------
                                                                                                                        23,414
                                                                                                                  ------------
Chemical (1.48%)
Air Products & Chemicals, Inc.                                                                   19,100                    874
E.I. du Pont de Nemours & Co.                                                                    30,200                  1,457
                                                                                                                  ------------
                                                                                                                         2,331
                                                                                                                  ------------
Commercial Services (0.26%)
Avery Dennison Corp.                                                                              7,900                    403
                                                                                                                  ------------


Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large/Mid Cap Value Fund and the V.S.T. Large/Mid Cap Value II Fund, combined on June 30, 2001.





                                                                       -------------------------------------------------------------
                                                                                      V.S.T. Large/Mid Cap Value Fund
                                                                       -------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                       -------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Computer Equipment (2.37%)
Compaq Computer Corp.                                                                             5,900           $         91
Hewlett-Packard Co.                                                                               8,900                    255
International Business Machines Corp.                                                             3,700                    418
Palm, Inc.                                                                                        9,200                     56
                                                                                                                  ------------
                                                                                                                           820
                                                                                                                  ------------
Computer Software & Services (1.06%)
First Data Corp.                                                                                  6,200                    398
                                                                                                                  ------------
Container (0.04%)
Smurfit-Stone Container Corp.                                                                     3,700                     60
                                                                                                                  ------------
Cosmetic & Personal Care (2.65%)
International Flavors & Fragrances, Inc.                                                          7,600                    191
Leggett & Platt, Inc.                                                                             6,200                    137
Procter & Gamble Co.                                                                              9,800                    625
                                                                                                                  ------------
                                                                                                                           953
                                                                                                                  ------------
Diversified Operations (2.44%)
Eaton Corp.                                                                                       2,500                    175
General Electric Co.                                                                              8,600                    419
Tyco International, Ltd.                                                                          5,000                    273
                                                                                                                  ------------
                                                                                                                           867
                                                                                                                  ------------
Electric Power (3.56%)
Calpine Corp.*                                                                                    7,300                    276
Duke Energy Co.                                                                                   6,000                    234
Exelon Corp.                                                                                      8,712                    559
Montana Power Co.                                                                                 3,400                     39
Pinnacle West Capital Corp.                                                                       3,400                    161
PPL Corp.                                                                                         1,800                     99
                                                                                                                  ------------
                                                                                                                         1,368
                                                                                                                  ------------


                                                                         -----------------------------------------------------------
                                                                                   V.S.T. Large/Mid Cap Value II Fund
                                                                         -----------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                         -----------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Computer Equipment (2.37%)
Compaq Computer Corp.                                                                            32,800           $        508
Hewlett-Packard Co.                                                                              30,400                    869
International Business Machines Corp.                                                            11,900                  1,345
Palm, Inc.                                                                                       31,600                    192
                                                                                                                  ------------
                                                                                                                         2,914
                                                                                                                  ------------
Computer Software & Services (1.06%)
First Data Corp.                                                                                 19,800                  1,272
                                                                                                                  ------------
Container (0.04%)
Smurfit-Stone Container Corp.

Cosmetic & Personal Care (2.65%)
International Flavors & Fragrances, Inc.                                                         25,800                    648
Leggett & Platt, Inc.                                                                            22,500                    496
Procter & Gamble Co.                                                                             32,600                  2,080
                                                                                                                  ------------
                                                                                                                         3,224
                                                                                                                  ------------
Diversified Operations (2.44%)
Eaton Corp.                                                                                       8,700                    610
General Electric Co.                                                                             29,300                  1,428
Tyco International, Ltd.                                                                         17,200                    938
                                                                                                                  ------------
                                                                                                                         2,976
                                                                                                                  ------------
Electric Power (3.56%)
Calpine Corp. *                                                                                  29,800                  1,126
Duke Energy Co.                                                                                  20,200                    788
Exelon Corp.                                                                                     28,100                  1,802
Montana Power Co.                                                                                16,900                    196
Pinnacle West Capital Corp.
PPL Corp.                                                                                         6,100                    336
                                                                                                                  ------------
                                                                                                                         4,248
                                                                                                                  ------------

                                                                    ----------------------------------------------------------------
                                                                             Combined                    Combined
                                                                    ----------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                    ----------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Computer Equipment (2.37%)
Compaq Computer Corp.                                                                            38,700           $        599
Hewlett-Packard Co.                                                                              39,300                  1,124
International Business Machines Corp.                                                            15,600                  1,763
Palm, Inc.                                                                                       40,800                    248
                                                                                                                  ------------
                                                                                                                         3,734
                                                                                                                  ------------
Computer Software & Services (1.06%)
First Data Corp.                                                                                 26,000                  1,670
                                                                                                                  ------------
Container (0.04%)
Smurfit-Stone Container Corp.                                                                     3,700                     60
                                                                                                                  ------------
Cosmetic & Personal Care (2.65%)
International Flavors & Fragrances, Inc.                                                         33,400                    839
Leggett & Platt, Inc.                                                                            28,700                    633
Procter & Gamble Co.                                                                             42,400                  2,705
                                                                                                                  ------------
                                                                                                                         4,177
                                                                                                                  ------------
Diversified Operations (2.44%)
Eaton Corp.                                                                                      11,200                    785
General Electric Co.                                                                             37,900                  1,847
Tyco International, Ltd.                                                                         22,200                  1,211
                                                                                                                  ------------
                                                                                                                         3,843
                                                                                                                  ------------
Electric Power (3.56%)
Calpine Corp. *                                                                                  37,100                  1,402
Duke Energy Co.                                                                                  26,200                  1,022
Exelon Corp.                                                                                     36,812                  2,361
Montana Power Co.                                                                                20,300                    235
Pinnacle West Capital Corp.                                                                       3,400                    161
PPL Corp.                                                                                         7,900                    435
                                                                                                                  ------------
                                                                                                                         5,616
                                                                                                                  ------------

Schedule of Investments                                               Exhibit C
June 30, 2001

The Schedule of Investment is a complete list of all the securities owned by the V.S.T. Large/Mid Cap Value Fund and the V.S.T. Large/Mid Cap Value II Fund, combined on June 30, 2001.



                                                                       -------------------------------------------------------------
                                                                                      V.S.T. Large/Mid Cap Value Fund
                                                                       -------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                       -------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Electronic Products & Services (1.24%)
Cisco Systems, Inc.                                                                               7,300           $        133
Motorola, Inc.                                                                                   18,500                    306
                                                                                                                  ------------
                                                                                                                           439
                                                                                                                  ------------
Energy - Alternative Source (0.94%)
El Paso Corp.                                                                                     6,500                    341
                                                                                                                  ------------
Financial Services (1.73%)
Merrill Lynch & Co., Inc.                                                                         8,800                    521
Pitney Bowes, Inc.                                                                                2,700                    114
                                                                                                                  ------------
                                                                                                                           635
                                                                                                                  ------------
Food, Beverage & Tobacco (4.67%)
ConAgra, Inc.                                                                                    18,700                    370
PepsiCo, Inc.                                                                                     8,700                    385
Philip Morris Cos., Inc.                                                                          5,100                    259
R.J. Reynolds Tobacco Holdings, Inc.*                                                             9,200                    502
                                                                                                                  ------------
                                                                                                                         1,516
                                                                                                                  ------------
Health Care Products  (5.95%)
Abbott Laboratories                                                                               9,900                    475
American Home Products Corp.                                                                      3,600                    210
Baxter International, Inc.                                                                        4,600                    225
Bristol-Myers Squibb Co.                                                                          1,500                     78
Eli Lilly & Co.                                                                                   1,000                     74
McKesson HBOC, Inc.                                                                               2,600                     97
Merck & Co., Inc.                                                                                 3,400                    217
Mylan Laboratories, Inc.                                                                          4,500                    127
Pharmacia Corp.                                                                                  10,047                    462
Schering-Plough Corp.                                                                             4,600                    167
                                                                                                                  ------------
                                                                                                                         2,132
                                                                                                                  ------------
Health Care Services (0.08%)
WebMD Corp.                                                                                       4,000                     28
                                                                                                                  ------------

                                                                         -----------------------------------------------------------
                                                                                   V.S.T. Large/Mid Cap Value II Fund
                                                                         -----------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                         -----------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Electronic Products & Services (1.24%)
Cisco Systems, Inc.                                                                              25,100           $        457
Motorola, Inc.                                                                                   64,100                  1,061
                                                                                                                  ------------
                                                                                                                         1,518
                                                                                                                  ------------
Energy - Alternative Source (0.94%)
El Paso Corp.                                                                                    21,800                  1,145
                                                                                                                  ------------
Financial Services (1.73%)
Merrill Lynch & Co., Inc.                                                                        28,700                  1,700
Pitney Bowes, Inc.                                                                                9,200                    388
                                                                                                                  ------------
                                                                                                                         2,088
                                                                                                                  ------------
Food, Beverage & Tobacco (4.67%)
ConAgra, Inc.                                                                                    60,600                  1,200
PepsiCo, Inc.                                                                                    29,800                  1,317
Philip Morris Cos., Inc.                                                                         22,800                  1,157
R.J. Reynolds Tobacco Holdings, Inc.*                                                            39,700                  2,168
                                                                                                                  ------------
                                                                                                                         5,842
                                                                                                                  ------------
Health Care Products  (5.95%)
Abbott Laboratories                                                                              33,700                  1,618
American Home Products Corp.                                                                     12,100                    707
Baxter International, Inc.                                                                       16,000                    784
Bristol-Myers Squibb Co.                                                                          5,000                    262
Eli Lilly & Co.                                                                                   3,200                    237
McKesson HBOC, Inc.                                                                               9,000                    334
Merck & Co., Inc.                                                                                11,300                    722
Mylan Laboratories, Inc.                                                                         15,400                    433
Pharmacia Corp.                                                                                  34,100                  1,567
Schering-Plough Corp.                                                                            16,000                    580
                                                                                                                  ------------
                                                                                                                         7,244
                                                                                                                  ------------
Health Care Services (0.08%)
WebMD Corp.                                                                                      13,100                     92
                                                                                                                  ------------

                                                                    ----------------------------------------------------------------
                                                                             Combined                    Combined
                                                                    ----------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                    ----------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Electronic Products & Services (1.24%)
Cisco Systems, Inc.                                                                              32,400           $        590
Motorola, Inc.                                                                                   82,600                  1,367
                                                                                                                  ------------
                                                                                                                         1,957
                                                                                                                  ------------
Energy - Alternative Source (0.94%)
El Paso Corp.                                                                                    28,300                  1,486
                                                                                                                  ------------
Financial Services (1.73%)
Merrill Lynch & Co., Inc.                                                                        37,500                  2,221
Pitney Bowes, Inc.                                                                               11,900                    502
                                                                                                                  ------------
                                                                                                                         2,723
                                                                                                                  ------------
Food, Beverage & Tobacco (4.67%)
ConAgra, Inc.                                                                                    79,300                  1,570
PepsiCo, Inc.                                                                                    38,500                  1,702
Philip Morris Cos., Inc.                                                                         27,900                  1,416
R.J. Reynolds Tobacco Holdings, Inc.*                                                            48,900                  2,670
                                                                                                                  ------------
                                                                                                                         7,358
                                                                                                                  ------------
Health Care Products  (5.95%)
Abbott Laboratories                                                                              43,600                  2,093
American Home Products Corp.                                                                     15,700                    917
Baxter International, Inc.                                                                       20,600                  1,009
Bristol-Myers Squibb Co.                                                                          6,500                    340
Eli Lilly & Co.                                                                                   4,200                    311
McKesson HBOC, Inc.                                                                              11,600                    431
Merck & Co., Inc.                                                                                14,700                    939
Mylan Laboratories, Inc.                                                                         19,900                    560
Pharmacia Corp.                                                                                  44,147                  2,029
Schering-Plough Corp.                                                                            20,600                    747
                                                                                                                  ------------
                                                                                                                         9,376
                                                                                                                  ------------
Health Care Services (0.08%)
WebMD Corp.                                                                                      17,100                    120
                                                                                                                  ------------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large/Mid Cap Value Fund and the V.S.T. Large/Mid Cap Value II Fund, combined on June 30, 2001.

                                                                       -------------------------------------------------------------
                                                                                      V.S.T. Large/Mid Cap Value Fund
                                                                       -------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                       -------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Insurance (7.03%)
American International Group, Inc.                                                                6,250           $        537
Cigna Corp.                                                                                       4,400                    422
Marsh & McLennan Cos., Inc.                                                                       3,600                    364
MBIA, Inc.                                                                                       13,300                    740
XL Capital, Ltd. - Cl. A                                                                          5,200                    427
                                                                                                                  ------------
                                                                                                                         2,490
                                                                                                                  ------------
Leisure & Recreation  (1.12%)
Eastman Kodak Co.                                                                                 1,900                     89
Sabre Group Holdings, Inc.                                                                        5,500                    275
Six Flags, Inc.                                                                                     900                     19
                                                                                                                  ------------
                                                                                                                           383
                                                                                                                  ------------
Machinery (1.08%)
Caterpillar, Inc.                                                                                 4,100                    205
Thermo Electron Corp.*                                                                            8,000                    176
                                                                                                                  ------------
                                                                                                                           381
                                                                                                                  ------------
Media - Publishing (0.53%)
Gannett Co., Inc.                                                                                 2,800                    185
                                                                                                                  ------------
Media - TV / Radio (2.51%)
Adelphia Communications Corp. - Cl. A                                                             7,000                    287
AOL Time Warner, Inc.*                                                                            2,600                    138
E.W. Scripps Co. - Cl. A                                                                          2,600                    179
USA Networks, Inc.*                                                                               7,700                    216
                                                                                                                  ------------
                                                                                                                           820
                                                                                                                  ------------
Metals & Mining (1.60%)
Alcoa, Inc.                                                                                       8,300                    327
Minnesota Mining & Manufacturing Co.                                                              1,600                    183
                                                                                                                  ------------
                                                                                                                           510
                                                                                                                  ------------


                                                                         -----------------------------------------------------------
                                                                                   V.S.T. Large/Mid Cap Value II Fund
                                                                         -----------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                         -----------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Insurance (7.03%)
American International Group, Inc.                                                               22,800           $      1,961
Cigna Corp.                                                                                      15,200                  1,456
Marsh & McLennan Cos., Inc.                                                                      13,000                  1,313
MBIA, Inc.                                                                                       43,650                  2,430
XL Capital, Ltd. - Cl. A                                                                         17,500                  1,437
                                                                                                                  ------------
                                                                                                                         8,597
                                                                                                                  ------------
Leisure & Recreation  (1.12%)
Eastman Kodak Co.                                                                                 6,400                    299
Sabre Group Holdings, Inc.                                                                       20,400                  1,020
Six Flags, Inc.                                                                                   3,000                     63
                                                                                                                  ------------
                                                                                                                         1,382
                                                                                                                  ------------
Machinery (1.08%)
Caterpillar, Inc.                                                                                14,100                    706
Thermo Electron Corp.*                                                                           27,900                    614
                                                                                                                  ------------
                                                                                                                         1,320
                                                                                                                  ------------
Media - Publishing (0.53%)
Gannett Co., Inc.                                                                                 9,800                    646
                                                                                                                  ------------
Media - TV / Radio (2.51%)
Adelphia Communications Corp. - Cl. A                                                            23,900                    980
AOL Time Warner, Inc.*                                                                            9,000                    477
E.W. Scripps Co. - Cl. A                                                                         13,400                    924
USA Networks, Inc.*                                                                              26,700                    748
                                                                                                                  ------------
                                                                                                                         3,129
                                                                                                                  ------------
Metals & Mining (1.60%)
Alcoa, Inc.                                                                                      35,500                  1,399
Minnesota Mining & Manufacturing Co.                                                              5,400                    616
                                                                                                                  ------------
                                                                                                                         2,015
                                                                                                                  ------------


                                                                    ----------------------------------------------------------------
                                                                             Combined                    Combined
                                                                    ----------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                    ----------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Insurance (7.03%)
American International Group, Inc.                                                               29,050           $      2,498
Cigna Corp.                                                                                      19,600                  1,878
Marsh & McLennan Cos., Inc.                                                                      16,600                  1,677
MBIA, Inc.                                                                                       56,950                  3,170
XL Capital, Ltd. - Cl. A                                                                         22,700                  1,864
                                                                                                                  ------------
                                                                                                                        11,087
                                                                                                                  ------------
Leisure & Recreation  (1.12%)
Eastman Kodak Co.                                                                                 8,300                    388
Sabre Group Holdings, Inc.                                                                       25,900                  1,295
Six Flags, Inc.                                                                                   3,900                     82
                                                                                                                  ------------
                                                                                                                         1,765
                                                                                                                  ------------
Machinery (1.08%)
Caterpillar, Inc.                                                                                18,200                    911
Thermo Electron Corp.*                                                                           35,900                    790
                                                                                                                  ------------
                                                                                                                         1,701
                                                                                                                  ------------
Media - Publishing (0.53%)
Gannett Co., Inc.                                                                                12,600                    831
                                                                                                                  ------------
Media - TV / Radio (2.51%)
Adelphia Communications Corp. - Cl. A                                                            30,900                  1,267
AOL Time Warner, Inc.*                                                                           11,600                    615
E.W. Scripps Co. - Cl. A                                                                         16,000                  1,103
USA Networks, Inc.*                                                                              34,400                    964
                                                                                                                  ------------
                                                                                                                         3,949
                                                                                                                  ------------
Metals & Mining (1.60%)
Alcoa, Inc.                                                                                      43,800                  1,726
Minnesota Mining & Manufacturing Co.                                                              7,000                    799
                                                                                                                  ------------
                                                                                                                         2,525
                                                                                                                  ------------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large/Mid Cap Value Fund and the V.S.T. Large/Mid Cap Value II Fund, combined on June 30, 2001.

                                                                       -------------------------------------------------------------
                                                                                      V.S.T. Large/Mid Cap Value Fund
                                                                       -------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                       -------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Oil & Natural Gas Exploration & Production  (9.10%)
Chevron Corp.                                                                                     8,600           $        778
Conoco, Inc. - Cl. B                                                                              1,900                     55
Exxon Mobil Corp.                                                                                23,250                  2,030
Helmerich & Payne, Inc.                                                                           5,000                    154
Rowan Cos., Inc.                                                                                  8,500                    188
Sunoco, Inc.                                                                                        600                     22
Ultramar Diamond Shamrock Corp.                                                                     500                     24
USX-Marathon Group                                                                                  900                     26
                                                                                                                  ------------
                                                                                                                         3,277
                                                                                                                  ------------
Oil - Equipment & Service  (0.22%)
Halliburton Co.                                                                                   1,600                     57
                                                                                                                  ------------
Paper & Forest Products (1.18%)
Bowater, Inc.                                                                                     4,500                    201
Kimberly-Clark Corp.                                                                              3,500                    196
Weyerhaeuser Co.                                                                                  2,000                    110
                                                                                                                  ------------
                                                                                                                           507
                                                                                                                  ------------
Personal & Commercial Lending  (4.94%)
Citigroup, Inc.                                                                                  30,766                  1,626
                                                                                                                  ------------
Real Estate Investment Trust  (1.61%)
Equity Office Properties Trust                                                                   13,100                    415
Kimco Realty Corp.                                                                                3,700                    175
                                                                                                                  ------------
                                                                                                                           590
                                                                                                                  ------------
Real Estate Operations (0.14%)
Security Capital Group, Inc. - Cl. B                                                              2,200                     47
                                                                                                                  ------------
Retail - Department Stores  (2.20%)
Family Dollar Stores, Inc.                                                                       17,600                    451
Intimate Brands, Inc.                                                                             2,200                     33
Wal-Mart Stores, Inc.                                                                             6,500                    317
                                                                                                                  ------------
                                                                                                                           801
                                                                                                                  ------------

                                                                         -----------------------------------------------------------
                                                                                   V.S.T. Large/Mid Cap Value II Fund
                                                                         -----------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                         -----------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Oil & Natural Gas Exploration & Production  (9.10%)
Chevron Corp.                                                                                    27,700           $      2,507
Conoco, Inc. - Cl. B                                                                              9,000                    260
Exxon Mobil Corp.                                                                                78,700                  6,874
Helmerich & Payne, Inc.                                                                          17,100                    527
Rowan Cos., Inc.                                                                                 30,300                    670
Sunoco, Inc.                                                                                      1,900                     70
Ultramar Diamond Shamrock Corp.                                                                   1,600                     76
USX-Marathon Group                                                                                3,000                     88
                                                                                                                  ------------
                                                                                                                        11,072
                                                                                                                  ------------
Oil - Equipment & Service  (0.22%)
Halliburton Co.                                                                                   8,000                    285
                                                                                                                  ------------
Paper & Forest Products (1.18%)
Bowater, Inc.                                                                                    15,400                    689
Kimberly-Clark Corp.                                                                             12,000                    671
Weyerhaeuser Co.
                                                                                                                  ------------
                                                                                                                         1,360
                                                                                                                  ------------
Personal & Commercial Lending  (4.94%)
Citigroup, Inc.                                                                                 116,700                  6,166
                                                                                                                  ------------
Real Estate Investment Trust  (1.61%)
Equity Office Properties Trust                                                                   42,500                  1,344
Kimco Realty Corp.                                                                               12,800                    606
                                                                                                                  ------------
                                                                                                                         1,950
                                                                                                                  ------------
Real Estate Operations (0.14%)
Security Capital Group, Inc. - Cl. B                                                              8,300                    178
                                                                                                                  ------------
Retail - Department Stores  (2.20%)
Family Dollar Stores, Inc.                                                                       57,700                  1,479
Intimate Brands, Inc.                                                                            12,600                    190
Wal-Mart Stores, Inc.                                                                            20,500                  1,000
                                                                                                                  ------------
                                                                                                                         2,669
                                                                                                                  ------------

                                                                    ----------------------------------------------------------------
                                                                           Combined                         Combined
                                                                    ----------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                    ----------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Oil & Natural Gas Exploration & Production  (9.10%)
Chevron Corp.                                                                                    36,300           $      3,285
Conoco, Inc. - Cl. B                                                                             10,900                    315
Exxon Mobil Corp.                                                                               101,950                  8,904
Helmerich & Payne, Inc.                                                                          22,100                    681
Rowan Cos., Inc.                                                                                 38,800                    858
Sunoco, Inc.                                                                                      2,500                     92
Ultramar Diamond Shamrock Corp.                                                                   2,100                    100
USX-Marathon Group                                                                                3,900                    114
                                                                                                                  ------------
                                                                                                                        14,349
                                                                                                                  ------------
Oil - Equipment & Service  (0.22%)
Halliburton Co.                                                                                   9,600                    342
                                                                                                                  ------------
Paper & Forest Products (1.18%)
Bowater, Inc.                                                                                    19,900                    890
Kimberly-Clark Corp.                                                                             15,500                    867
Weyerhaeuser Co.                                                                                  2,000                    110
                                                                                                                  ------------
                                                                                                                        1,867
                                                                                                                  ------------
Personal & Commercial Lending  (4.94%)
Citigroup, Inc.                                                                                 147,466                  7,792
                                                                                                                  ------------
Real Estate Investment Trust  (1.61%)
Equity Office Properties Trust                                                                   55,600                  1,759
Kimco Realty Corp.                                                                               16,500                    781
                                                                                                                  ------------
                                                                                                                        2,540
                                                                                                                  ------------
Real Estate Operations (0.14%)
Security Capital Group, Inc. - Cl. B                                                             10,500                    225
                                                                                                                  ------------
Retail - Department Stores  (2.20%)
Family Dollar Stores, Inc.                                                                       75,300                  1,930
Intimate Brands, Inc.                                                                            14,800                    223
Wal-Mart Stores, Inc.                                                                            27,000                  1,317
                                                                                                                  ------------
                                                                                                                         3,470
                                                                                                                  ------------

Schedule of Investments                                               Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large/Mid Cap Value Fund and the V.S.T. Large/Mid Cap Value II Fund, combined on June 30, 2001.


                                                                       -------------------------------------------------------------
                                                                                      V.S.T. Large/Mid Cap Value Fund
                                                                       -------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                       -------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Retail - Food (2.44%)
Brinker International, Inc.                                                                       3,700           $         96
McDonald's Corp.                                                                                 10,000                    271
Safeway, Inc.*                                                                                   10,200                    489
                                                                                                                  ------------
                                                                                                                           856
                                                                                                                  ------------
Shoe & Apparel Manufacturing  (1.02%)
Jones Apparel Group, Inc.*                                                                        3,100                    134
Nike, Inc. - Cl. B                                                                                4,400                    185
                                                                                                                  ------------
                                                                                                                           319
                                                                                                                  ------------
Telecommunication Services  (4.86%)
Broadwing, Inc.                                                                                   6,800                    166
Verizon Communications                                                                           26,600                  1,423
WorldCom, Inc.*                                                                                  13,200                    188
                                                                                                                  ------------
                                                                                                                         1,777
                                                                                                                  ------------
Telephone  (5.46%)
AT&T Corp.                                                                                       12,600                    277
AT&T Corp. - Liberty Media Group - Cl. A                                                         35,000                    612
Constellation Energy Group                                                                        5,400                    230
Qwest Communications International, Inc.                                                         12,337                    393
SBC Communications, Inc.                                                                         12,095                    485
                                                                                                                  ------------
                                                                                                                         1,997
                                                                                                                  ------------
Transportation Services (1.10%)
Canadian National Railway Co.                                                                     2,800                    113
Continental Airlines, Inc. - Cl. B*                                                               1,300                     64
Delta Air Lines, Inc.                                                                               900                     40
Southwest Airlines Co.                                                                            8,750                    162
                                                                                                                  ------------
                                                                                                                           379
                                                                                                                  ------------


                                                                         -----------------------------------------------------------
                                                                                   V.S.T. Large/Mid Cap Value II Fund
                                                                         -----------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                         -----------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Retail - Food (2.44%)
Brinker International, Inc.                                                                      13,600           $        352
McDonald's Corp.                                                                                 34,300                    928
Safeway, Inc.*                                                                                   35,500                  1,704
                                                                                                                  ------------
                                                                                                                         2,984
                                                                                                                  ------------
Shoe & Apparel Manufacturing  (1.02%)
Jones Apparel Group, Inc.*                                                                       11,300                    488
Nike, Inc. - Cl. B                                                                               19,200                    806
                                                                                                                  ------------
                                                                                                                         1,294
                                                                                                                  ------------
Telecommunication Services  (4.86%)
Broadwing, Inc.                                                                                  23,200                    567
Verizon Communications                                                                           87,600                  4,687
WorldCom, Inc.*                                                                                  45,300                    643
                                                                                                                  ------------
                                                                                                                         5,897
                                                                                                                  ------------
Telephone  (5.46%)
AT&T Corp.                                                                                       44,700                    983
AT&T Corp. - Liberty Media Group - Cl. A                                                        115,200                  2,015
Constellation Energy Group                                                                       18,700                    797
Qwest Communications International, Inc.                                                         39,800                  1,269
SBC Communications, Inc.                                                                         38,800                  1,554
                                                                                                                  ------------
                                                                                                                         6,618
                                                                                                                  ------------
Transportation Services (1.10%)
Canadian National Railway Co.                                                                     9,700                    393
Continental Airlines, Inc. - Cl. B*                                                               5,200                    256
Delta Air Lines, Inc.                                                                             3,700                    163
Southwest Airlines Co.                                                                           29,850                    552
                                                                                                                  ------------
                                                                                                                         1,364
                                                                                                                  ------------

                                                                    ----------------------------------------------------------------
                                                                            Combined                      Combined
                                                                    ----------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                    ----------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
Retail - Food (2.44%)
Brinker International, Inc.                                                                      17,300           $        448
McDonald's Corp.                                                                                 44,300                  1,199
Safeway, Inc.*                                                                                   45,700                  2,193
                                                                                                                  ------------
                                                                                                                         3,840
                                                                                                                  ------------
Shoe & Apparel Manufacturing  (1.02%)
Jones Apparel Group, Inc.*                                                                       14,400                    622
Nike, Inc. - Cl. B                                                                               23,600                    991
                                                                                                                  ------------
                                                                                                                         1,613
                                                                                                                  ------------
Telecommunication Services  (4.86%)
Broadwing, Inc.                                                                                  30,000                    733
Verizon Communications                                                                          114,200                  6,110
WorldCom, Inc.*                                                                                  58,500                    831
                                                                                                                  ------------
                                                                                                                         7,674
                                                                                                                  ------------
Telephone  (5.46%)
AT&T Corp.                                                                                       57,300                  1,260
AT&T Corp. - Liberty Media Group - Cl. A                                                        150,200                  2,627
Constellation Energy Group                                                                       24,100                  1,027
Qwest Communications International, Inc.                                                         52,137                  1,662
SBC Communications, Inc.                                                                         50,895                  2,039
                                                                                                                  ------------
                                                                                                                         8,615
                                                                                                                  ------------
Transportation Services (1.10%)
Canadian National Railway Co.                                                                    12,500                    506
Continental Airlines, Inc. - Cl. B*                                                               6,500                    320
Delta Air Lines, Inc.                                                                             4,600                    203
Southwest Airlines Co.                                                                           38,600                    714
                                                                                                                  ------------
                                                                                                                         1,743
                                                                                                                  ------------

Schedule of Investments                                                Exhibit C
June 30, 2001

The Schedule of Investments is a complete list of all the securities owned by the V.S.T. Large/Mid Cap Value Fund and the V.S.T. Large/Mid Cap Value II Fund, combined on June 30, 2001.


                                                                       -------------------------------------------------------------
                                                                                      V.S.T. Large/Mid Cap Value Fund
                                                                       -------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                       -------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
U.S. Government Agencies (3.03%)
Federal Home Loan Mortgage Corp.                                                                  4,000           $        280
Federal National Mortgage Assoc.                                                                  9,400                    800
                                                                                                                  ------------
                                                                                                                         1,080
                                                                                                                  ------------

                                                                                                                  ------------
TOTAL COMMON STOCK (98.25%)                                                                                             34,751
                                                                                                                  ------------
                                                                                                       PAR VALUE
                                                                                                         (000's
                                                                                                        OMITTED)*
                                                                                                 ----------------------
SHORT-TERM INVESTMENTS (2.19%)
Investment in joint trading account
3.97% due 07/02/01                                                              3.970%     $      1,977                  1,977
                                                                                                                  ------------
U.S. Treasury BillS (0.10%)
3.79% due 11/01/01                                                              3.790                50                     50
3.56% due 08/16/01                                                              3.560                10                     10
3.54% due 09/06/01
3.96% due 07/12/01
3.62% due 07/09/01
                                                                                                                  ------------
                                                                                                                            60
                                                                                                                  ------------
CASH EQUIVALENTS (4.10%)
Navigator Securities Lending Prime Portfolio**

                                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (6.38%)                                                                                     2,037
                                                                                                                  ------------

                                            TOTAL INVESTMENTS (104.64%)                                                 36,788
                                                                                                                  ------------
                              OTHER ASSETS AND LIABILITIES, NET (4.64%)                                                   (219)
                                                                                                                  ------------
                                                   NET ASSETS (100.00%)                                           $     36,569
                                                                                                                  ============

                                                                         -----------------------------------------------------------
                                                                                   V.S.T. Large/Mid Cap Value II Fund
                                                                         -----------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                         -----------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
U.S. Government Agencies (3.03%)
Federal Home Loan Mortgage Corp.                                                                 13,700           $        959
Federal National Mortgage Assoc.                                                                 32,200                  2,742
                                                                                                                  ------------
                                                                                                                         3,701
                                                                                                                  ------------

                                                                                                                  ------------
TOTAL COMMON STOCK (98.25%)                                                                                            120,164
                                                                                                                  ------------
                                                                                                       PAR VALUE
                                                                                                         (000's
                                                                                                        OMITTED)
                                                                                                 ----------------------
SHORT-TERM INVESTMENTS (2.19%)
Investment in joint trading account
3.97% due 07/02/01                                                              3.970%     $      1,473                  1,473
                                                                                                                  ------------
U.S. Treasury BillS (0.10%)
3.79% due 11/01/01
3.56% due 08/16/01
3.54% due 09/06/01                                                              3.540                25                     25
3.96% due 07/12/01                                                              3.960                35                     35
3.62% due 07/09/01                                                              3.620                35                     35
                                                                                                                  ------------
                                                                                                                            95
                                                                                                                  ------------
CASH EQUIVALENTS (4.10%)
Navigator Securities Lending Prime Portfolio**                                                                           6,461
                                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (6.38%)                                                                                     8,029
                                                                                                                  ------------

                                            TOTAL INVESTMENTS (104.64%)                                                128,193
                                                                                                                  ------------
                              OTHER ASSETS AND LIABILITIES, NET (4.64%)                                                 (7,091)
                                                                                                                  ------------
                                                   NET ASSETS (100.00%)                                           $    121,102
                                                                                                                  ============

                                                                    ----------------------------------------------------------------
                                                                             Combined                    Combined
                                                                    ----------------------------------------------------------------
                                                                                              NUMBER OF           MARKET VALUE
                                                                             INTEREST         SHARES OR              (000's
                                                                               RATE           WARRANTS              OMITTED)
                                                                    ----------------------------------------------------------------
ISSUER, DESCRIPTION
-------------------
U.S. Government Agencies (3.03%)
Federal Home Loan Mortgage Corp.                                                                 17,700           $      1,239
Federal National Mortgage Assoc.                                                                 41,600                  3,542
                                                                                                                  ------------
                                                                                                                         4,781
                                                                                                                  ------------

                                                                                                                  ------------
TOTAL COMMON STOCK (98.25%)                                                                                            154,915
                                                                                                                  ------------

                                                                                                       PAR VALUE
                                                                                                         (000's
                                                                                                        OMITTED)
                                                                                                 ----------------------
SHORT-TERM INVESTMENTS (2.19%)
Investment in joint trading account
3.97% due 07/02/01                                                                         $      3,450                  3,450
                                                                                                                  ------------
U.S. Treasury BillS (0.10%)
3.79% due 11/01/01                                                                                   50                     50
3.56% due 08/16/01                                                                                   10                     10
3.54% due 09/06/01                                                                                   25                     25
3.96% due 07/12/01                                                                                   35                     35
3.62% due 07/09/01                                                                                   35                     35
                                                                                                                  ------------
                                                                                                                           155
                                                                                                                  ------------
CASH EQUIVALENTS (4.10%)
Navigator Securities Lending Prime Portfolio**                                                                           6,461
                                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (6.38%)                                                                                    10,066
                                                                                                                  ------------

                                            TOTAL INVESTMENTS (104.64%)                                                164,981
                                                                                                                  ------------
                              OTHER ASSETS AND LIABILITIES, NET (4.64%)                                                 (7,310)
                                                                                                                  ------------
                                                   NET ASSETS (100.00%)                                           $    157,671
                                                                                                                  ============

NOTES TO THE SCHEDULE OF INVESTMENTS

   ADR     American Depository Receipts.
    **     Represents investment of security lending collateral.
    *      Non-income-producing security.
    # All or a portion of the principle amount of this security was pledged to cover initial margin requirements for open future contracts.

The percentage shown for each investment category is the total value of that category as a percentage of the combined net assets of the Funds.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

LARGE CAP VALUE CORE/SM/ II FUND
(Formerly named the "American Leaders Large Cap Value Fund").
A Series of John Hancock Variable Series Trust I

These voting instructions will be used by the insurance companies in connection with a proxy solicitation by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of the Large Cap Value CORE/SM/ II Fund attributed to the undersigned at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held at 197 Clarendon Street, Boston, Massachusetts, on Wednesday, December 5, 2001 at 11:00 a.m., Eastern Time, and at any adjournment(s) of the Meeting. Receipt of the Proxy Statement dated __________, 2001 is hereby acknowledged. If not revoked, this card shall be voted at the Meeting, as specified on the reverse side.

                    PLEASE SIGN, DATE AND RETURN
                    PROMPTLY IN ENCLOSED ENVELOPE

                    Date __________________________, 2001
                    NOTE: Signature(s) should agree with the name(s) printed hereon. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                          Large Cap Value CORE/SM/ II
                   Fund (formerly named the "American Leaders
                             Large Cap Value Fund")
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filing in the appropriate boxes using blue or black ink or dark pencil.

If this voting instruction card is properly executed, shares attributable to your variable annuity contract or variable life insurance policy will be voted in the manner you direct below. If this card is executed, but you give no direction, the shares will be voted for the proposal. They will be voted in the discretion of the insurance company upon any other business that may properly come before the meeting, or any adjournment(s) thereof.

Proposal: To combine the Large Cap Value CORE/SM/ II Fund with the Large Cap Value CORE Fund.


FOR [_]                 AGAINST [_]                    ABSTAIN [_]


      PLEASE DO NOT FORGET TO SIGN AND DATE THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

ACTIVE BOND II FUND
(Formerly named the "Core Bond Fund").
A Series of John Hancock Variable Series Trust I

These voting instructions will be used by the insurance companies in connection with a proxy solicitation by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of the Active Bond II Fund attributed to the undersigned at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held at 197 Clarendon Street, Boston, Massachusetts, on Wednesday, December 5, 2001 at 11:00 a.m., Eastern Time, and at any adjournment(s) of the Meeting. Receipt of the Proxy Statement dated __________, 2001 is hereby acknowledged. If not revoked, this card shall be voted at the Meeting, as specified on the reverse side.

                                  PLEASE SIGN, DATE AND RETURN
                                  PROMPTLY IN ENCLOSED ENVELOPE

                                  Date __________________________, 2001
                                  NOTE: Signature(s) should agree with the name(s) printed hereon. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                               Active Bond II Fund
                      (formerly named the "Core Bond Fund")
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filing in the appropriate boxes using blue or black ink or dark pencil.

If this voting instruction card is properly executed, shares attributable to your variable annuity contract or variable life insurance policy will be voted in the manner you direct below. If this card is executed, but you give no direction, the shares will be voted for the proposal. They will be voted in the discretion of the insurance company upon any other business that may properly come before the meeting, or any adjournment(s) thereof.

Proposal:  To combine the Active Bond II Fund with the Active Bond Fund.

FOR [_]                AGAINST [_]                    ABSTAIN [_]


     PLEASE DO NOT FORGET TO SIGN AND DATE THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

LARGE/MID CAP VALUE II FUND
(formerly named the "Mid Cap Value Fund")
A Series of John Hancock Variable Series Trust I

These voting instructions will be used by the insurance companies in connection with a proxy solicitation by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of the Large/Mid Cap Value II Fund attributed to the undersigned at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held at 197 Clarendon Street, Boston, Massachusetts, on Wednesday, December 5, 2001 at 11:00 a.m., Eastern Time, and at any adjournment(s) of the Meeting. Receipt of the Proxy Statement dated __________, 2001 is hereby acknowledged. If not revoked, this card shall be voted at the Meeting, as specified on the reverse side.

                    PLEASE SIGN, DATE AND RETURN
                    PROMPTLY IN ENCLOSED ENVELOPE

                    Date __________________________, 2001
                    NOTE: Signature(s) should agree with the name(s) printed hereon. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                             Large/Mid Cap Value II
                 Fund (formerly named the "Mid Cap Value Fund")
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filing in the appropriate boxes using blue or black ink or dark pencil.

If this voting instruction card is properly executed, shares attributable to your variable annuity contract or variable life insurance policy will be voted in the manner you direct below. If this card is executed, but you give no direction, the shares will be voted for the proposal. They will be voted in the discretion of the insurance company upon any other business that may properly come before the meeting, or any adjournment(s) thereof.

Proposal: To combine the Large/Mid Cap Value II Fund with the Large/Mid Cap Value Fund.


FOR [_]                   AGAINST [_]                    ABSTAIN [_]


     PLEASE DO NOT FORGET TO SIGN AND DATE THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                             VOTE THIS CARD TODAY!
                     A PROMPT RESPONSE WILL SAVE THE FUND
                       THE EXPENSE OF ADDITIONAL MAILING

AGGRESSIVE BALANCED FUND
A Series of John Hancock Variable Series Trust I

These voting instructions will be used by the insurance companies in connection with a proxy solicitation by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of the Aggressive Balanced Fund attributed to the undersigned at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held at 197 Clarendon Street, Boston, Massachusetts, on Wednesday, December 5, 2001 at 11:00 a.m., Eastern Time, and at any adjournment(s) of the Meeting. Receipt of the Proxy Statement dated __________, 2001 is hereby acknowledged. If not revoked, this card shall be voted at the Meeting, as specified on the reverse side.

                                       PLEASE SIGN, DATE AND RETURN
                                       PROMPTLY IN ENCLOSED ENVELOPE

                                       Date __________________________, 2001
                                       NOTE: Signature(s) should agree with the name(s) printed hereon. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                             VOTE THIS CARD TODAY!
                     A PROMPT RESPONSE WILL SAVE THE FUND
                       THE EXPENSE OF ADDITIONAL MAILING

                           Aggressive Balanced Fund
                 Special Meeting of Shareholders to Be Held on
                               December 5, 2001

Indicate your voting instructions below by filing in the appropriate boxes using blue or black ink or dark pencil.

If this voting instruction card is properly executed, shares attributable to your variable annuity contract or variable life insurance policy will be voted in the manner you direct below. If this card is executed, but you give no direction, the shares will be voted for the proposal. They will be voted in the discretion of the insurance company upon any other business that may properly come before the meeting, or any adjournment(s) thereof.

Proposal:  To combine the Aggressive Balanced Fund with the Managed Fund.

FOR [_]                      AGAINST [_]                         ABSTAIN [_]

     PLEASE DO NOT FORGET TO SIGN AND DATE THE REVERSE SIDE OF THIS CARD.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

MID CAP BLEND FUND
A Series of John Hancock Variable Series Trust I

These voting instructions will be used by the insurance companies in connection with a proxy solicitation by the trustees of the Fund.

The undersigned, revoking previous instructions, hereby instructs the above-referenced insurance companies to vote all the shares of beneficial interest of the Mid Cap Blend Fund attributed to the undersigned at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held at 197 Clarendon Street, Boston, Massachusetts, on Wednesday, December 5, 2001 at 11:00 a.m., Eastern Time, and at any adjournment(s) of the Meeting. Receipt of the Proxy Statement dated __________, 2001 is hereby acknowledged. If not revoked, this card shall be voted at the Meeting, as specified on the reverse side.

                    PLEASE SIGN, DATE AND RETURN
                    PROMPTLY IN ENCLOSED ENVELOPE

                    Date __________________________, 2001
                    NOTE: Signature(s) should agree with the name(s) printed hereon. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
JOHN HANCOCK LIFE INSURANCE COMPANY

                              VOTE THIS CARD TODAY!
                      A PROMPT RESPONSE WILL SAVE THE FUND
                        THE EXPENSE OF ADDITIONAL MAILING

                               Mid Cap Blend Fund
                  Special Meeting of Shareholders to Be Held on
                                December 5, 2001

Indicate your voting instructions below by filing in the appropriate boxes using blue or black ink or dark pencil.

If this voting instruction card is properly executed, shares attributable to your variable annuity contract or variable life insurance policy will be voted in the manner you direct below. If this card is executed, but you give no direction, the shares will be voted for the proposal. They will be voted in the discretion of the insurance company upon any other business that may properly come before the meeting, or any adjournment(s) thereof.

Proposal:  To combine the Mid Cap Blend Fund with the Growth & Income Fund.

FOR [_]                   AGAINST [_]                     ABSTAIN [_]

     PLEASE DO NOT FORGET TO SIGN AND DATE THE REVERSE SIDE OF THIS CARD.

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification

       In response to this item and the requirements of Rule 484 under the Securities Act of 1933, the registrant hereby incorporates by reference its response to item 25 in Post-Effective Amendment No. 31 to its Form N-1A registration statement (File No. 33-2081) filed on May 1, 2001.

Item 16. Exhibits*

(1) Declaration of Trust of John Hancock Variable Series Trust I, dated February 21, 1988, incorporated by reference from Pre-effective Amendment No. 2 to the Trust's Form N-14 registration statement (File No. 333-47686), filed on December 6, 2000.

(2) By-Laws of John Hancock Variable Series Trust I, amended and restated as of September 27, 2000, incorporated by reference from Pre-effective Amendment No. 2 to the Trust's Form N-14 registration statement (File No. 333-47686), filed on December 6, 2000.

(3)    Not Applicable.

(4)    Form of Plan and Agreement of Reorganization (filed herewith).

(5)    Not Applicable.

(6)(a) Investment Management Agreement dated April 12, 1998 between, John Hancock and the Trust, relating to the Managed, Growth & Income and Active Bond Funds, incorporated by reference from Post-Effective Amendment No. 4 to the Trust's Form N-1A registration statement (File No. 33-2081), filed in April 1989.

(6)(b) Amendment dated November 1, 2000 to Investment Management dated April 12, 1988, relating to the Managed, Growth & Income and Active Bond Funds (filed herewith).

(6)(c) Sub-Investment Management Agreements dated November 1, 2000, among John Hancock, the Trust and Independence Investments, LLC (formerly named Independence

-------------------------
       * Because certain Funds of the Trust have changed their names at various times, certain of the documents referenced in this exhibit list may refer to those Funds by their name that was used at the time the document in question was prepared. For example, the Active Bond Fund was formerly known as the "Sovereign Bond Fund" and, before that, the "Bond Fund," and the Growth & Income Fund was formerly known as the "Stock Fund." Also, at some times in the past, the Funds have referred to themselves as "Portfolios," rather than "Funds,"

Investment Associates, Inc.) pertaining to the Growth & Income and Managed Funds (filed herewith).

(6)(d) Sub-Investment Management Agreement dated November 1, 2000, between John Hancock, the Trust and Capital Guardian Trust Company, relating to the Managed Portfolio (filed herewith).

(6)(e) Sub-Investment Management Agreement dated November 1, 2000, between John Hancock, the Trust and Putnam Investment Management, LLC relating to the Growth & Income Portfolio (filed herewith).

(6)(f) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement dated November 1, 2000 among John Hancock, the Trust, and Putnam Investment Management, LLC, relating to the Growth & Income Fund, incorporated by reference from the Trust's Form N-14 registration statement (File No. 333-69440), filed on September 14, 2001.

(6)(g) Sub-Investment Management Agreement between John Hancock, the Trust and John Hancock Advisers, Inc., relating to the Active Bond Fund, incorporated by reference from Post-Effective Amendment No. 11 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on April 29, 1995.

(6)(h) Amendment dated November 1, 2000 to the Sub-Investment Management Agreement dated May 1, 1995 among John Hancock, the Trust and John Hancock Advisers, Inc., pertaining to the Active Bond Fund (filed herewith).

(6)(i) Investment Management Agreement dated July 28, 1999, between John Hancock and the Trust, relating to the Large Cap Aggressive Growth, Fundamental Growth, International Equity, Aggressive Balanced, Large Cap Vale CORE/SM/, Large/Mid Cap Value, Mid Cap Blend and Small Cap Value Funds, incorporated by reference from Post-Effective Amendment No. 23 to this the Trust's Form N-1A registration statement (File No. 33-2081), filed on August 9, 1999.

(6)(j) Sub-Investment Management Agreement dated August 17, 1999, among John Hancock, the Trust, and Goldman Sachs Asset Management, relating to the Large Cap Value CORE/SM/ Fund, incorporated by reference from Post-Effective Amendment No. 23 to the Trust's Form N-1A registration statement (File No. 33-2081), filed August 9, 1999.

(6)(k) Amendment dated June 21, 2001 to the Sub-Investment Management Agreement among John Hancock, the Trust, and Goldman Sachs Asset Management, relating to the Large Cap Value CORE/SM/ Fund, incorporated by reference from the Trust's Form N-14 registration statement (File No. 333-69440), filed September 14, 2001.

(7) Underwriting and Indemnity Agreement among John Hancock Variable Series Trust I, Signator Investors, Inc. (formerly named John Hancock Distributors, Inc.), and John Hancock, incorporated by reference to Post-Effective Amendment No. 14 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on February 28, 1997.

(8)    Not Applicable.

(9)(a) Custodian Agreement Between John Hancock Variable Series Trust I and State Street Bank and Trust Company, dated January 30, 1995, relating to the International Equity Index and Small/Mid Cap CORE/SM/ Fund, incorporated by reference from Pre-effective Amendment No. 2 to the Trust's Form N-14 registration statement (File No. 333-47686), filed on December 6, 2000.

(9)(b) Amendment dated as of March 18, 1996 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding the Agreement to cover certain additional Funds (including the Managed and Large/Mid Cap Value Funds), incorporated by reference from Post-Effective Amendment No. 13 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on May 1, 1996.

(9)(c) Amendment dated as of April 14, 1998 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding the agreement to cover additional Funds (including the Active Bond and Growth & Income Funds), incorporated by reference from Post-Effective Amendment No. 19 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on May 1, 1998.

(9)(d) Amendment dated as of December 18, 1998 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, addressing "eligible foreign custodians" within the meaning of Rule 17f-5, incorporated by reference from Post-Effective Amendment No. 24 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on April 6, 2000.

(9)(e) Amendment dated as of July 28, 1999 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, expanding the agreement to cover additional Funds (which included the Large Cap Value CORE/SM/ Fund), incorporated by reference from Post-Effective Amendment No. 23 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on August 9, 1999.

(9)(f) Amendment dated as of December 21, 2000 to Custodian Agreement dated January 30, 1995, between John Hancock Variable Series Trust I and State Street Bank and Trust Company, to reflect new names and new sub-advisers for multiple Funds (including the Large/Mid Cap Value Fund), incorporated by reference to Post-Effective Amendment No. 30 to the Trust's Form N-1A registration statement (File No. 33-2081), filed on February 21, 2001.

(10)   Not Applicable.

(11)   Opinion of Counsel as to Legality of Securities (filed herewith).

(12)   Included in Exhibit (4).

(13)   Not Applicable.

(14) Consent of Independent Public Accountants to the incorporation by reference of their opinion into the Statement of Additional Information (Filed herewith).

(15)   Not Applicable.

(16) Powers of Attorney for Elizabeth G. Cook, Kathleen F. Driscoll, Diane C. Kessler, Michele G. Van Leer, Hassell H. McClellan, and Robert F. Verdonck, incorporated by reference from the Trust's Form N-14 registration statement (File No. 333-69440), filed on September 14, 2001.

(17) Code of Ethics, adopted by John Hancock Variable Series Trust I, its Investment Adviser and Principal Underwriter (as revised July 2001), incorporated by reference to Form N-14 registration statement of the Trust (File No. 333-69440), filed on September 14, 2001.

(18)   Not Applicable.


Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 15th day of October, 2001.

                                       JOHN HANCOCK VARIABLE SERIES TRUST I

                                       By: /s/ Michele Van Leer
                                          --------------------------------------
                                       Name: Michele G. Van Leer
                                       Title: Chairman of the Board of Trustees

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                              DATE

By: /s/ Raymond F. Skiba                               October 15, 2001
    --------------------

    Raymond F. Skiba
    Treasurer (Principal Financial
      and Accounting Officer)

By: /s/ Michele Van Leer                               October 15, 2001
    --------------------

    Michele G. Van Leer
    Chairman of the Board of Trustees

For herself and as attorney-in-fact for:

Michele G. Van Leer, Chairman

Elizabeth G. Cook, Trustee

Diane C. Kessler, Trustee

Robert F. Verdonck, Trustee

Hassell H. McClellan, Trustee